UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-09-126960) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR.

•	PIMCO Funds—Bond Funds—Institutional, Administrative, P and M Classes

•	PIMCO Funds—International Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional, Administrative and P Classes

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—Class D

•	PIMCO Funds—Municipal Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—Inflation-Protected Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—Credit Bond Funds—Institutional, Administrative and P Classes

•	PIMCO Funds—RealRetirement™ Funds
•	Private Account Portfolio Series

PIMCO Funds

Annual Report

MARCH 31, 2009

PIMCO Total Return Fund

Share Classes

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

2	PIMCO Funds

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04 and from 5% in the first year to 0% after the sixth year for shares purchased prior to 10/1/04. C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Barclays Capital U.S. Aggregate Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

In addition to its benchmark, the Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at (866) 746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from October 1, 2008 to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	5

PIMCO Total Return Fund	Class A	PTTAX
	Class B	PTTBX
	Class C	PTTCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A curve-steepening bias in the U.S. and the U.K. benefited performance as both yield curves steepened over the period.

•	An overweight to Agency mortgage-backed securities benefited returns as this sector outperformed like-duration U.S. Treasuries.

•	A focus on financials significantly detracted from returns as the financials sub-sector underperformed the overall investment grade corporate sector. However, an underweight to corporate securities was slightly positive for performance as this sector underperformed like-duration U.S. Treasuries as credit premiums increased.

•	A modest allocation to high yield corporate bonds detracted from performance as spreads over U.S. Treasuries widened.

•	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries as spreads widened.

•

Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies during the first half of the period, benefited returns as these currencies appreciated relative to the U.S. dollar.

Allocation Breakdown‡

U.S. Government Agencies	66.9%
Corporate Bonds & Notes	18.7%
U.S. Treasury Obligations	3.1%
Mortgage-Backed Securities	2.5%
Short-Term Instruments	1.4%
Other	7.4%

‡	% of Total Investments as of 03/31/09

6	PIMCO Funds

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Class A	2.49%	4.42%	5.94%	7.67%
PIMCO Total Return Fund Class A (adjusted)	-1.35%	3.63%	5.54%	7.44%
PIMCO Total Return Fund Class B	1.73%	3.65%	5.39%	7.41%
PIMCO Total Return Fund Class B (adjusted)	-1.52%	3.57%	5.39%	7.41%
PIMCO Total Return Fund Class C (adjusted)	0.79%	3.65%	5.15%	6.87%
Barclays Capital U.S. Aggregate Index	3.13%	4.13%	5.70%	7.32%	*
Lipper Intermediate Investment Grade Debt Funds Average	-4.82%	1.27%	3.78%	6.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.96% for Class A shares, 1.70% for Class B shares and 1.71% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,062.97	$1,059.05	$1,059.02	$1,019.35	$1,015.61	$1,015.61
Expenses Paid During Period†	$5.76	$9.60	$9.60	$5.64	$9.40	$9.40

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.12% for Class A, 1.87% for Class B and 1.87% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	7

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

8	PIMCO Funds

Summary Schedule of Investments Total Return Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
PIMCO FUNDS (h)
Total PIMCO Funds (l) (Cost $1,031,743)		$1,031,743	0.7%
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (l) (Cost $639,670)		364,173	0.3%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos. LLC
1.262% - 7.625% due 07/16/2009 - 02/01/2018	$1,476,959	1,463,414	1.0%
Citigroup, Inc.
1.262% - 7.250% due 06/09/2009 - 08/25/2036	2,457,605	2,161,298	1.5%
Goldman Sachs Group, Inc.
0.613% - 7.500% due 06/23/2009 - 10/01/2037	1,962,298	1,736,905	1.2%
Merrill Lynch & Co., Inc.
0.611% - 7.750% due 05/08/2009 - 05/14/2038	2,307,293	1,957,784	1.3%
Other Banking & Finance (a)(l)(m)		19,420,953	13.4%

Total Banking & Finance		26,740,354	18.4%

INDUSTRIALS
Total Industrials (a)(c)(l)(r)		7,699,880	5.3%
UTILITIES
Total Utilities (l)		2,726,775	1.9%

Total Corporate Bonds & Notes (Cost $42,883,268)		37,167,009	25.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (c)(f)(l)(r) (Cost $4,079,393)		3,889,535	2.7%
U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 06/01/2035	1,250,614	1,293,307	0.9%
5.000% due 08/01/2035	815,450	843,163	0.6%
5.000% due 10/01/2035	1,336,912	1,382,346	1.0%
5.000% due 03/01/2036	1,320,142	1,365,003	0.9%
5.000% due 03/01/2036 (m)	1,670,775	1,727,555	1.2%
5.000% due 04/01/2039	8,299,107	8,562,350	5.9%
5.000% due 05/01/2039	815,000	838,558	0.6%
5.500% due 05/01/2034	38,954	40,565	0.0%
5.500% due 05/01/2034 (m)	1,487,877	1,550,995	1.1%
5.500% due 09/01/2034	867,442	903,157	0.6%
5.500% due 11/01/2034	938,168	976,795	0.7%
5.500% due 01/01/2035	768,879	800,533	0.5%
5.500% due 02/01/2035	481,706	501,530	0.3%
5.500% due 02/01/2035 (k)	252,613	263,330	0.2%
5.500% due 07/01/2036	3,845	3,995	0.0%
5.500% due 07/01/2036 (m)	1,887,817	1,965,542	1.4%
5.500% due 08/01/2037	223,976	232,873	0.2%
5.500% due 08/01/2037 (m)	8,048,045	8,375,880	5.8%
5.500% due 08/01/2037 (n)	1,388,642	1,444,513	1.0%
5.500% due 01/01/2038	915,899	951,696	0.7%
5.500% due 02/01/2038	770,709	800,855	0.5%

See Accompanying Notes	Annual Report	March 31, 2009	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 02/01/2038 (n)	$1,438,565	$1,495,096	1.0%
5.500% due 03/01/2038	647,477	672,784	0.5%
5.500% due 06/01/2038	826,276	858,594	0.6%
5.500% due 06/01/2038 (m)	2,863,747	2,975,675	2.1%
5.500% due 06/01/2038 (m)(n)	7,933,843	8,245,618	5.6%
5.500% due 07/01/2038	800,971	832,277	0.6%
5.500% due 09/01/2038	737,699	766,531	0.5%
5.500% due 09/01/2038 (n)	1,014,809	1,054,473	0.7%
5.500% due 04/01/2039	13,243,660	13,746,509	9.5%
5.500% due 05/01/2039	1,261,040	1,305,768	0.9%
6.000% due 09/01/2036	808,343	845,910	0.6%
6.000% due 10/01/2036	761,161	796,523	0.5%
6.000% due 11/01/2036	596,815	624,541	0.4%
6.000% due 04/01/2037	773,174	808,632	0.6%
6.000% due 05/01/2037	667,197	697,820	0.5%
6.000% due 06/01/2037	743,960	778,040	0.5%
6.000% due 07/01/2037	819,806	857,338	0.6%
6.000% due 08/01/2037	907,553	949,108	0.7%
6.000% due 09/01/2037	2,916,519	3,050,019	2.1%
6.000% due 10/01/2037	602,679	630,267	0.4%
6.000% due 09/01/2038	578,187	604,653	0.4%
6.000% due 10/01/2038	174,035	182,001	0.1%
6.000% due 10/01/2038 (m)	2,175,187	2,274,754	1.6%
6.000% due 04/01/2039	8,645,691	9,030,699	6.2%
6.000% due 05/01/2039	5,362,062	5,587,435	3.9%
0.000% - 1000.000% due 04/01/2009 - 01/25/2048 (b)(d)(n)	22,329,922	23,206,790	16.0%
Freddie Mac
5.500% due 08/01/2037	604,966	628,532	0.4%
5.500% due 01/01/2038	857,389	890,744	0.6%
5.500% due 02/01/2038 (m)	2,800,594	2,909,533	2.0%
5.500% due 04/01/2038	745,393	774,387	0.5%
5.500% due 06/01/2038 (m)	893,982	928,757	0.6%
5.500% due 04/01/2039	1,786,500	1,853,772	1.3%
6.000% due 04/01/2039	1,260,100	1,317,395	0.9%
0.562% - 1007.500% due 07/01/2009 - 02/25/2045 (b)(d)	4,025,957	4,130,780	2.8%
Ginnie Mae
0.945% - 17.000% due 04/15/2009 - 3/15/2041 (n)	1,519,720	1,588,240	1.1%
Other U.S. Government Agencies (l)		437,783	0.3%

Total U.S. Government Agencies (Cost $129,364,392)		133,162,319	91.7%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (g)
2.125% due 01/15/2019 (m)	983,300	1,050,902	0.7%
2.500% due 01/15/2029	585,929	636,831	0.5%
1.625% - 3.875% due 01/15/2012 - 4/15/2029 (m)	2,033,533	2,110,774	1.5%
U.S. Treasury Bonds
3.500% due 02/15/2039	940,000	931,778	0.6%
U.S. Treasury Notes
2.375% due 03/31/2016	1,000,000	1,007,422	0.7%
Other U.S. Treasury Obligations (l)		329,123	0.2%

Total U.S. Treasury Obligations (Cost $5,780,646)		6,066,830	4.2%

10	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (b)(l)(r) (Cost $6,999,871)			$4,979,455	3.4%
ASSET-BACKED SECURITIES
SLM Student Loan Trust
2.659% due 04/25/2023		$1,311,430	1,288,876	0.9%
1.139% - 2.859% due 07/25/2013 - 12/15/2033		293,600	275,856	0.2%
Other Asset-Backed Securities (l)(r)			2,117,172	1.4%

Total Asset-Backed Securities (Cost $3,920,309)			3,681,904	2.5%

SOVEREIGN ISSUES
Total Sovereign Issues (l) (Cost $344,814)			343,839	0.2%
FOREIGN CURRENCY-DENOMINATED ISSUES
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	19,569	0.0%
1.806% - 2.703% due 10/20/2009 - 9/26/2013	EUR	66,225	78,029	0.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	6,880,160	2,853,563	2.0%
Citigroup, Inc.
1.698% - 4.250% due 6/28/2013 - 2/25/2030	EUR	93,500	62,157	0.0%
Goldman Sachs Group, Inc.
2.238% - 6.375% due 02/04/2013 - 05/02/2018		84,700	86,436	0.1%
Merrill Lynch & Co., Inc.
1.934% - 2.820% due 02/08/2010 - 07/22/2014		25,500	28,945	0.0%
Other Foreign Currency-Denominated Issues (a)(l)(r)			1,026,901	0.7%

Total Foreign Currency-Denominated Issues (Cost $5,418,180)			4,155,600	2.9%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (l)			516,471	0.4%
COMMERCIAL PAPER
Fannie Mae
1.191% - 1.200% due 05/11/2009 - 05/27/2009		$9,800	9,797	0.0%
Freddie Mac
0.230% - 0.685% due 04/6/2009 - 09/21/2009		27,900	27,865	0.0%
Other Commercial Paper (l)			1,401	0.0%

Total Commercial Paper			39,063	0.0%

REPURCHASE AGREEMENTS
Barclays Capital, Inc.
0.160% due 04/01/2009		9,000	9,000	0.0%
(Dated 03/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $9,184. Repurchase proceeds are $9,000.)

See Accompanying Notes	Annual Report	March 31, 2009	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
0.200% due 04/02/2009	$5,500	$5,500	0.0%
(Dated 04/01/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $5,605. Repurchase proceeds are $5,500.)
Fixed Income Clearing Corp.
0.080% due 04/01/2009	138,672	138,672	0.1%
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 3.625% - 4.875% due 06/30/2012 - 05/15/2013 valued at $141,451. Repurchase proceeds are $138,672.)
0.100% due 04/01/2009	100,000	100,000	0.1%

(Dated 03/31/2009. Collateralized by Fannie Mae 5.500% - 5.750% due 09/18/2017 - 07/14/2028 valued at $88,237 and Freddie Mac 6.750% due 03/15/2031 valued at $13,765. Repurchase proceeds are $100,000.)

Goldman Sachs & Co.
0.170% due 04/01/2009	15,400	15,400	0.0%
(Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 12/01/2019 valued at $15,491. Repurchase proceeds are $15,400.)
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	790,976	790,976	0.5%
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $805,072. Repurchase proceeds are $790,979.)
0.190% due 04/01/2009	14,062	14,062	0.0%
(Dated 03/31/2009. Collateralized by Fannie Mae 3.875% due 07/12/2013 valued at $6,032 and Freddie Mac 2.375% - 4.875% due 05/28/2010 - 11/17/2015 valued at $8,341. Repurchase proceeds are $14,063.)
0.200% due 04/02/2009	41,612	41,612	0.0%
(Dated 04/01/2009. Collateralized by U.S. Treasury Bills 0.596% due 11/19/2009 valued at $42,060. Repurchase proceeds are $41,613.)
0.210% due 04/02/2009	97,600	97,600	0.1%
(Dated 04/01/2009. Collateralized by Fannie Mae 0.000% due 12/31/2009 valued at $9,817 and Freddie Mac 0.750% due 02/08/2010 valued at $89,922. Repurchase proceeds are $97,601.)
0.230% due 04/01/2009	136,700	136,700	0.1%
(Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $138,034. Repurchase proceeds are $136,701.)

Total Repurchase Agreements		1,349,522	0.9%

U.S. CASH MANAGEMENT BILLS
U.S. Cash Management Bills
0.980% due 05/15/2009 (j)	14,660	14,659	0.0%

Total U.S. Cash Management Bills		14,659	0.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
0.005% - 0.258% due 04/02/2009 - 6/11/2009 (e)(i)(j)	955,375	955,332	0.7%

Total U.S. Treasury Bills		955,332	0.7%

Total Short-Term Instruments (Cost $2,876,741)		2,875,047	2.0%

12	PIMCO Funds	See Accompanying Notes

March 31, 2009

	VALUE (000S)	% OF NET ASSETS
PURCHASED OPTIONS (p)
(Cost $336,724)	$1,257,519	0.9%

Total Investments (Cost $203,675,751)	$198,974,973	137.1%

Written Options (q) (Premiums $77,500)	(19,657)	(0.0%)

Other Assets and Liabilities (Net)	(53,813,687)	(37.1%)

Net Assets	$145,141,629	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains securities in default.
(b)	The grouping contains Interest only securities.
(c)	The grouping contains when-issued securities.
(d)	The grouping contains Principal only securities.
(e)	Coupon represents a weighted average rate.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	The Total Return Fund is investing in shares of affiliated Funds.
(i)	Securities with an aggregate market value of $7,380 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(j)	Securities with an aggregate market value of $907,222 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(k)	Securities with an aggregate market value of $141,449 and cash of $346,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(l)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2009.
(m)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $13,476,147 at a weighted average interest rate of 1.759%. On March 31, 2009, securities valued at $12,670,380 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $269,231 and cash of $389,125 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	5,000	$1,428
90-Day Euribor June Futures	Long	06/2009	4,202	57,289
90-Day Euribor June Futures	Long	06/2010	721	370
90-Day Euribor March Futures	Long	03/2010	5,000	1,951
90-Day Euribor March Futures	Long	03/2011	154	100
90-Day Euribor September Futures	Long	09/2010	1,444	788
90-Day Eurodollar December Futures	Long	12/2009	43,109	241,111
90-Day Eurodollar June Futures	Long	06/2009	102,401	553,344
90-Day Eurodollar June Futures	Long	06/2010	1,599	10,198
90-Day Eurodollar March Futures	Long	03/2010	33,400	200,274
90-Day Eurodollar September Futures	Long	09/2009	59,603	330,417
90-Day Eurodollar September Futures	Long	09/2010	1,386	9,008
U.S. Treasury 5-Year Note June Futures	Long	06/2009	4,200	6,699
U.S. Treasury 10-Year Note June Futures	Long	06/2009	10,274	32,478

See Accompanying Notes	Annual Report	March 31, 2009	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	$12,779
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	300,928

				$1,761,391

(o)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%	)	12/20/2016	1.569%	$10,000	$674	$0	$674
ABX Financing Co.	MSC	(0.640%	)	12/20/2016	1.569%	2,300	138	169	(31)
Ace INA Holdings, Inc.	BOA	(0.400%	)	06/20/2014	1.250%	2,100	85	97	(12)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%	1,300	53	47	6
Aetna, Inc.	DUB	(0.983%	)	09/20/2018	1.270%	12,000	265	0	265
Aetna, Inc.	JPM	(0.850%	)	06/20/2016	1.270%	15,000	392	152	240
Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	1.879%	7,836	54	0	54
Alcoa, Inc.	BCLY	(1.160%	)	09/20/2013	8.028%	17,800	3,945	355	3,590
Alcoa, Inc.	BOA	(0.560%	)	03/20/2017	7.032%	3,000	911	457	454
Alcoa, Inc.	BOA	(1.290%	)	09/20/2018	6.866%	20,000	5,742	0	5,742
Alcoa, Inc.	CITI	(1.300%	)	09/20/2018	6.866%	10,000	2,866	0	2,866
Alcoa, Inc.	DUB	(1.450%	)	09/20/2013	8.028%	25,000	5,303	0	5,303
Alcoa, Inc.	GSC	(1.320%	)	09/20/2018	6.866%	2,200	629	424	205
Alcoa, Inc.	UBS	(1.190%	)	09/20/2013	8.028%	2,200	486	272	214
Altria Group, Inc.	BCLY	(1.450%	)	12/20/2013	1.054%	10,000	(179)	0	(179)
Altria Group, Inc.	BCLY	(1.170%	)	12/20/2018	1.126%	5,000	(20)	0	(20)
Altria Group, Inc.	BOA	(1.550%	)	12/20/2018	1.126%	6,000	(214)	0	(214)
Altria Group, Inc.	GSC	(1.470%	)	12/20/2013	1.054%	20,000	(377)	0	(377)
Altria Group, Inc.	MSC	(1.470%	)	12/20/2013	1.054%	10,000	(188)	0	(188)
Altria Group, Inc.	RBS	(1.490%	)	03/20/2019	1.131%	8,000	(240)	0	(240)
American Electric Power Co., Inc.	CITI	(0.830%	)	06/20/2015	0.745%	8,300	(43)	0	(43)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	36.326%	6,000	3,664	2,516	1,148
American International Group, Inc.	DUB	(5.000%	)	06/20/2017	17.492%	30,000	11,296	5,100	6,196
AmerisourceBergen Corp.	MSC	(0.600%	)	09/20/2012	0.678%	10,000	24	0	24
Amgen, Inc.	GSC	(0.940%	)	06/20/2017	0.830%	15,000	(124)	0	(124)
Anadarko Finance Co.	BOA	(0.900%	)	06/20/2011	2.186%	10,600	287	0	287
Anadarko Petroleum Corp.	CITI	(0.330%	)	03/20/2012	2.289%	1,800	98	61	37
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	1.100%	3,000	50	78	(28)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%	20,000	20	0	20
AutoZone, Inc.	BOA	(1.890%	)	03/20/2014	1.100%	10,000	(370)	0	(370)
AutoZone, Inc.	BOA	(0.870%	)	06/20/2016	1.054%	1,000	12	28	(16)
AutoZone, Inc.	BOA	(1.100%	)	09/20/2018	1.021%	15,000	(99)	0	(99)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%	1,850	27	37	(10)
AutoZone, Inc.	CITI	(1.030%	)	03/20/2014	1.100%	10,000	29	0	29
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	1.021%	5,000	(120)	0	(120)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	1.062%	10,000	148	0	148
AutoZone, Inc.	UBS	(1.320%	)	09/20/2018	1.021%	7,000	(169)	0	(169)
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.716%	28,000	(149)	0	(149)
Avon Products, Inc.	CSFB	(0.160%	)	03/20/2011	0.530%	10,000	72	0	72
Bank of America Corp.	BCLY	(1.450%	)	03/20/2010	5.367%	20,000	716	0	716

14	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.650%	)	12/20/2009	5.363%	$33,000	$840	$0	$840
Bank of America Corp.	JPM	(1.450%	)	12/20/2009	5.363%	50,000	1,346	0	1,346
Baxter International, Inc.	BOA	(0.310%	)	06/20/2018	0.439%	8,000	83	63	20
Baxter International, Inc.	GSC	(0.340%	)	06/20/2018	0.439%	2,000	16	8	8
BHP Billiton Finance Ltd.	BOA	(0.135%	)	03/20/2012	1.869%	10,000	490	0	490
Black & Decker Corp.	BCLY	(2.100%	)	12/20/2016	1.902%	20,000	(267)	0	(267)
Black & Decker Corp.	BOA	(2.225%	)	12/20/2014	2.225%	25,000	0	0	0
Black & Decker Corp.	GSC	(2.225%	)	12/20/2014	2.225%	15,000	0	0	0
Block Financial LLC	BOA	(1.550%	)	03/20/2013	1.237%	32,100	(391)	(113)	(278)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	1.237%	6,000	25	0	25
Block Financial LLC	DUB	(1.050%	)	03/20/2013	1.237%	5,000	33	0	33
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%	10,000	(17)	0	(17)
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	1.600%	10,000	235	0	235
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	9.606%	18,000	2,931	0	2,931
Cardinal Health, Inc.	BCLY	(0.420%	)	12/20/2016	0.888%	13,000	413	0	413
Cardinal Health, Inc.	DUB	(0.500%	)	12/20/2016	0.888%	10,000	263	109	154
Cardinal Health, Inc.	GSC	(0.710%	)	06/20/2017	0.890%	9,600	122	0	122
CBS Corp.	JPM	(0.590%	)	09/20/2012	2.736%	15,000	1,017	0	1,017
CIGNA Corp.	BOA	(1.250%	)	03/20/2018	2.259%	3,000	209	(63)	272
CIGNA Corp.	GSC	(0.970%	)	03/20/2018	2.259%	12,000	1,071	0	1,071
CIGNA Corp.	MSC	(1.210%	)	03/20/2018	2.259%	5,000	363	(89)	452
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	0.012%	5,000	51	157	(106)
CNA Financial Corp.	BCLY	(0.295%	)	09/20/2011	4.225%	15,000	1,319	0	1,319
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	3.454%	10,000	944	1,209	(265)
CNA Financial Corp.	BOA	(0.690%	)	12/20/2014	3.454%	10,600	1,344	0	1,344
CNA Financial Corp.	BOA	(4.170%	)	12/20/2014	3.454%	8,000	(276)	0	(276)
CNA Financial Corp.	BOA	(3.360%	)	09/20/2016	3.285%	6,250	(34)	0	(34)
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	3.454%	10,200	1,398	0	1,398
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%	14,000	1,184	255	929
Comcast Corp.	BCLY	(0.390%	)	03/20/2014	1.580%	15,000	805	864	(59)
Comcast Corp.	JPM	(0.535%	)	03/20/2016	1.530%	15,000	896	0	896
Comcast Corp.	MSC	(0.360%	)	03/20/2014	1.580%	11,500	633	0	633
Commercial Metals Co.	BOA	(1.430%	)	09/20/2018	4.989%	3,000	631	0	631
Commercial Metals Co.	DUB	(1.005%	)	09/20/2017	5.076%	15,660	3,528	1,369	2,159
Commercial Metals Co.	JPM	(1.430%	)	09/20/2018	4.989%	10,000	2,101	0	2,101
Computer Sciences Corp.	BCLY	(1.230%	)	03/20/2013	0.665%	5,000	(110)	0	(110)
Computer Sciences Corp.	BCLY	(1.550%	)	03/20/2018	0.700%	10,000	(667)	0	(667)
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.665%	2,000	3	17	(14)
Computer Sciences Corp.	UBS	(1.130%	)	03/20/2018	0.700%	8,745	(296)	0	(296)
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%	6,000	799	730	69
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%	19,000	3,526	1,663	1,863
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	5.000%	10,000	1,451	0	1,451
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	5,052	87	0	87
CSX Corp.	DUB	(1.550%	)	06/20/2017	1.584%	21,200	37	72	(35)
CSX Corp.	JPM	(0.165%	)	03/20/2011	1.378%	10,600	248	0	248
CVS Caremark Corp.	BOA	(0.550%	)	09/20/2016	0.837%	6,745	127	0	127
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.904%	10,200	161	0	161
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.904%	6,200	99	0	99
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	3.000%	15,000	854	0	854
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%	8,000	(216)	0	(216)
Daimler Finance N.A. LLC	BOA	(1.290%	)	12/20/2013	2.659%	12,000	667	0	667
Daimler Finance N.A. LLC	GSC	(6.750%	)	06/20/2010	2.902%	8,000	(387)	0	(387)
Daimler Finance N.A. LLC	GSC	(6.750%	)	03/20/2011	2.997%	30,000	(2,190)	0	(2,190)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%	10,000	283	0	283

See Accompanying Notes	Annual Report	March 31, 2009	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler Finance N.A. LLC	JPM	(0.520%	)	03/20/2011	2.997%	$10,000	$464	$0	$464
Daimler Finance N.A. LLC	JPM	(0.655%	)	03/20/2011	2.997%	10,000	438	0	438
Daimler Finance N.A. LLC	RBS	(0.480%	)	09/20/2011	3.000%	10,000	582	0	582
Darden Restaurants, Inc.	CITI	(1.450%	)	12/20/2017	1.472%	2,000	2	96	(94)
Darden Restaurants, Inc.	CITI	(1.920%	)	12/20/2017	1.472%	7,000	(230)	0	(230)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.472%	5,000	(283)	0	(283)
Deutsche Telekom International Finance BV	CITI	(1.130%	)	09/20/2018	1.160%	10,000	16	0	16
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%	22,000	122	0	122
Dominion Resources, Inc.	CITI	(0.740%	)	06/20/2018	0.670%	20,000	(117)	0	(117)
Dominion Resources, Inc.	JPM	(0.385%	)	12/20/2016	0.677%	3,000	60	160	(100)
Dominion Resources, Inc.	JPM	(0.750%	)	06/20/2018	0.670%	2,000	(13)	0	(13)
Dominion Resources, Inc.	MLP	(0.430%	)	03/20/2016	0.681%	15,000	236	0	236
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.095%	6,669	(239)	0	(239)
Embarq Corp.	BOA	(2.200%	)	06/20/2016	1.095%	4,000	(284)	0	(284)
EnCana Corp.	GSC	(1.430%	)	12/20/2011	2.425%	10,500	263	0	263
Enterprise Products Operating LP	MLP	(0.200%	)	03/20/2011	2.833%	14,300	708	202	506
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	6.920%	10,000	1,275	789	486
Exelon Corp.	CITI	(3.730%	)	06/20/2015	3.009%	12,800	(488)	0	(488)
Exelon Corp.	MLP	(0.520%	)	06/20/2015	3.009%	10,000	1,267	0	1,267
Exelon Generation Co. LLC	JPM	(1.180%	)	12/20/2017	3.131%	8,000	999	1,293	(294)
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	4.211%	16,500	(60)	0	(60)
FirstEnergy Corp.	MLP	(0.130%	)	12/20/2011	1.180%	12,300	339	90	249
Fortune Brands, Inc.	BOA	(0.830%	)	03/20/2016	2.444%	20,800	1,902	1,485	417
Fortune Brands, Inc.	JPM	(1.500%	)	03/20/2016	2.444%	10,000	531	217	314
Fosters Finance Corp.	BCLY	(2.140%	)	12/20/2014	1.500%	6,000	(202)	0	(202)
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	14.539%	6,500	1,637	0	1,637
GATX Financial Corp.	JPM	(0.220%	)	06/20/2011	4.740%	10,500	952	0	952
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	4.951%	7,080	789	452	337
General Mills, Inc.	GSC	(0.410%	)	09/20/2013	0.779%	6,000	93	0	93
General Mills, Inc.	GSC	(0.430%	)	09/20/2013	0.779%	9,000	132	0	132
General Mills, Inc.	JPM	(0.180%	)	03/20/2012	0.710%	10,400	159	0	159
Genworth Financial, Inc.	BCLY	(0.879%	)	06/20/2018	26.643%	8,000	4,854	2,790	2,064
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	26.643%	4,000	2,417	1,260	1,157
GMAC LLC	RBS	(1.250%	)	06/20/2011	21.034%	15,000	4,792	0	4,792
Goldman Sachs Group, Inc.	CITI	(2.600%	)	03/20/2019	2.402%	20,000	(308)	0	(308)
Goldman Sachs Group, Inc.	DUB	(2.500%	)	03/20/2019	2.402%	30,000	(243)	0	(243)
H.J. Heinz Co.	BOA	(0.540%	)	09/20/2013	0.725%	10,000	77	105	(28)
H.J. Heinz Co.	CITI	(0.580%	)	09/20/2013	0.725%	5,000	30	0	30
H.J. Heinz Co.	JPM	(0.530%	)	09/20/2013	0.725%	5,000	40	0	40
H.J. Heinz Co.	RBS	(0.470%	)	09/20/2013	0.725%	10,000	107	0	107
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%	8,200	83	0	83
H.J. Heinz Finance Co.	JPM	(0.390%	)	03/20/2012	0.725%	15,400	147	0	147
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	16.495%	20,000	9,347	3,056	6,291
Hasbro, Inc.	BOA	(0.940%	)	09/20/2017	1.450%	8,995	322	411	(89)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	8.100%	7,350	1,161	0	1,161
HCP, Inc.	DUB	(3.860%	)	03/20/2018	7.146%	20,000	3,255	1,296	1,959
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%	5,000	782	0	782
HCP, Inc.	MLP	(0.650%	)	09/20/2016	7.390%	13,500	4,120	0	4,120
Health Care REIT, Inc.	BCLY	(3.310%	)	06/20/2015	6.808%	5,000	736	0	736
Home Depot, Inc.	GSC	(1.920%	)	03/20/2016	1.768%	3,000	(29)	164	(193)
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	10.417%	16,900	5,211	329	4,882
HSBC Finance Corp.	DUB	(1.450%	)	06/20/2016	9.118%	10,000	3,002	3	2,999
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	9.118%	10,000	3,488	0	3,488

16	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%	$20,000	$7,658	$0	$7,658
International Paper Co.	BCLY	(5.030%	)	06/20/2018	4.445%	20,000	(738)	0	(738)
International Paper Co.	BOA	(5.980%	)	06/20/2014	5.047%	7,000	(279)	0	(279)
International Paper Co.	BOA	(0.755%	)	06/20/2016	4.699%	14,250	2,870	1,799	1,071
International Paper Co.	BOA	(0.870%	)	06/20/2016	4.699%	1,400	274	177	97
International Paper Co.	MSC	(0.190%	)	03/20/2010	5.281%	9,700	464	0	464
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	52.623%	10,000	5,886	0	5,886
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	49.902%	10,000	6,371	0	6,371
JCPenney Corp., Inc.	DUB	(0.270%	)	03/20/2010	4.552%	28,300	1,143	454	689
Johnson Controls, Inc.	JPM	(0.500%	)	03/20/2016	6.359%	20,000	5,556	0	5,556
JPMorgan Chase & Co.	BCLY	(1.250%	)	06/20/2010	2.803%	20,000	361	0	361
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	25,000	436	0	436
JPMorgan Chase & Co.	BNP	(1.250%	)	12/20/2009	2.998%	30,000	363	0	363
JPMorgan Chase & Co.	CSFB	(1.050%	)	12/20/2009	2.998%	100,000	1,362	0	1,362
JPMorgan Chase & Co.	CSFB	(1.090%	)	03/20/2010	2.999%	30,000	537	0	537
JPMorgan Chase & Co.	DUB	(1.300%	)	12/20/2009	2.998%	20,000	235	0	235
JSC Gazprom	JPM	(2.170%	)	08/20/2013	7.273%	35,000	5,994	0	5,994
Kellogg Co.	BNP	(0.420%	)	06/20/2011	0.530%	10,500	62	0	62
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	0.474%	10,500	80	0	80
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.463%	6,900	2	65	(63)
Kohl’s Corp.	BOA	(1.910%	)	12/20/2017	1.454%	46,000	(1,538)	288	(1,826)
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.932%	5,000	(44)	8	(52)
Kraft Foods, Inc.	CITI	(0.990%	)	06/20/2018	0.932%	4,000	(20)	0	(20)
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	0.927%	6,000	(13)	20	(33)
Kraft Foods, Inc.	JPM	(0.150%	)	12/20/2011	0.954%	10,000	212	0	212
Kraft Foods, Inc.	JPM	(0.160%	)	12/20/2011	0.954%	10,000	210	0	210
Kraft Foods, Inc.	JPM	(0.170%	)	06/20/2012	0.975%	10,400	259	0	259
Kroger Co.	MSC	(0.530%	)	03/20/2013	1.094%	5,000	105	0	105
Lennar Corp.	DUB	(0.785%	)	12/20/2011	5.899%	9,000	1,072	0	1,072
Lexmark International, Inc.	BOA	(1.400%	)	06/20/2018	3.150%	13,000	1,520	0	1,520
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	3.150%	5,590	(42)	0	(42)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	3.150%	15,880	1,151	0	1,151
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	6.354%	7,600	1,386	836	550
Lockheed Martin Corp.	BOA	(0.370%	)	06/20/2016	0.646%	4,600	82	52	30
Loews Corp.	BOA	(0.660%	)	03/20/2016	0.840%	7,500	83	207	(124)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.840%	20,000	702	0	702
Loews Corp.	JPM	(0.300%	)	03/20/2016	0.840%	9,800	331	0	331
Ltd. Brands, Inc.	DUB	(4.800%	)	09/20/2017	4.328%	43,000	(1,240)	0	(1,240)
Ltd. Brands, Inc.	JPM	(2.850%	)	09/20/2017	4.328%	2,700	227	150	77
Ltd. Brands, Inc.	RBS	(4.500%	)	09/20/2017	4.328%	18,700	(215)	0	(215)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	6.168%	11,810	(347)	0	(347)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%	)	09/20/2015	6.168%	10,000	(504)	0	(504)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%	5,000	166	0	166
Macy’s Retail Holdings, Inc.	BOA	(6.870%	)	03/20/2012	7.136%	7,000	29	0	29
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%	5,000	682	433	249
Macy’s Retail Holdings, Inc.	BOA	(7.060%	)	09/20/2015	6.168%	8,000	(335)	0	(335)
Macy’s Retail Holdings, Inc.	BOA	(2.920%	)	12/20/2016	5.919%	10,000	1,468	1,220	248
Macy’s Retail Holdings, Inc.	CSFB	(0.160%	)	09/20/2009	7.313%	10,000	334	0	334
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	6.168%	10,000	1,618	1,103	515
Macy’s Retail Holdings, Inc.	UBS	(2.640%	)	09/20/2017	5.790%	22,500	3,677	1,376	2,301
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	2.768%	2,200	258	400	(142)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	3.667%	10,000	1,185	2,739	(1,554)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	3.667%	1,400	159	137	22
Marriott International, Inc.	CITI	(0.260%	)	06/20/2012	4.342%	15,000	1,737	0	1,737
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	3.789%	5,000	485	577	(92)

See Accompanying Notes	Annual Report	March 31, 2009	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%	$18,000	$85	$0	$85
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.890%	20,000	64	0	64
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.890%	30,000	(188)	(237)	49
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.950%	8,000	31	0	31
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.865%	10,000	138	85	53
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.865%	11,000	107	60	47
Masco Corp.	CITI	(4.240%	)	03/20/2017	4.595%	9,020	161	0	161
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%	5,000	689	0	689
Masco Corp.	MSC	(0.680%	)	09/20/2013	5.250%	10,800	1,780	0	1,780
Masco Corp.	UBS	(4.650%	)	12/20/2016	4.632%	10,000	(26)	0	(26)
Mattel, Inc.	JPM	(0.400%	)	06/20/2011	1.272%	10,300	193	0	193
Maytag Corp.	JPM	(0.460%	)	06/20/2015	1.350%	10,000	492	0	492
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.596%	1,600	25	15	10
McKesson Corp.	BOA	(1.020%	)	03/20/2017	0.596%	10,000	(305)	(320)	15
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.604%	8,000	(26)	0	(26)
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	1.278%	9,000	9	0	9
MDC Holdings, Inc.	MLP	(1.350%	)	12/20/2012	1.250%	10,500	(42)	0	(42)
Miller Brewing Co.	BCLY	(1.250%	)	09/20/2013	1.950%	15,000	419	0	419
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	2.938%	20,000	2,527	0	2,527
Nabors Industries, Inc.	CITI	(2.510%	)	03/20/2018	2.938%	2,200	61	0	61
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	2.938%	6,000	928	832	96
Nabors Industries, Inc.	DUB	(0.900%	)	03/20/2018	2.938%	15,000	2,047	0	2,047
National Semiconductor Corp.	BOA	(1.470%	)	06/20/2017	2.991%	12,000	1,138	267	871
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	6.749%	13,600	1,788	0	1,788
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	2.549%	12,000	(149)	0	(149)
Newell Rubbermaid, Inc.	CITI	(0.130%	)	06/20/2010	2.750%	14,000	438	0	438
Newell Rubbermaid, Inc.	GSC	(1.350%	)	06/20/2010	2.750%	10,000	119	0	119
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	2.570%	19,000	1,013	0	1,013
NiSource Finance Corp.	RBS	(0.540%	)	03/20/2013	4.522%	12,400	1,655	0	1,655
Nordstrom, Inc.	BOA	(0.850%	)	03/20/2018	3.518%	4,300	722	693	29
Nordstrom, Inc.	BOA	(0.990%	)	03/20/2018	3.518%	200	31	30	1
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	3.518%	15,000	(1,608)	0	(1,608)
Nordstrom, Inc.	BOA	(5.200%	)	03/20/2018	3.518%	10,000	(1,079)	0	(1,079)
Nordstrom, Inc.	DUB	(1.530%	)	03/20/2018	3.518%	12,925	1,613	0	1,613
Nordstrom, Inc.	GSC	(0.820%	)	03/20/2018	3.518%	4,300	730	609	121
Nordstrom, Inc.	UBS	(1.400%	)	03/20/2018	3.518%	8,000	1,064	0	1,064
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110%	)	03/20/2010	0.406%	5,000	14	0	14
Nucor Corp.	BCLY	(0.510%	)	06/20/2018	1.261%	6,000	343	594	(251)
Nucor Corp.	GSC	(0.530%	)	06/20/2018	1.261%	4,000	223	426	(203)
Olin Corp.	BNP	(1.240%	)	06/20/2016	1.356%	15,000	102	487	(385)
Omnicom Group, Inc.	MSC	(0.380%	)	06/20/2016	2.560%	9,600	1,218	0	1,218
ONEOK Partners LP	JPM	(0.660%	)	12/20/2016	1.596%	10,200	620	0	620
ORIX Corp.	MLP	(0.280%	)	12/20/2011	21.998%	20,000	7,423	0	7,423
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	2.097%	10,000	475	0	475
Pactiv Corp.	BOA	(1.230%	)	03/20/2018	1.596%	6,745	175	182	(7)
PC Financial Partnership	DUB	(1.600%	)	12/20/2014	4.057%	10,000	1,122	0	1,122
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.838%	5,000	0	5	(5)
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%	25,000	288	0	288
Pearson Dollar Finance Two PLC	BCLY	(0.730%	)	06/20/2018	0.714%	7,000	(11)	0	(11)
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	10,000	(48)	0	(48)

18	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pearson Dollar Finance Two PLC	BCLY	(0.880%	)	06/20/2018	0.714%	$1,200	$(16)	$4	$(20)
Pearson Dollar Finance Two PLC	DUB	(0.720%	)	06/20/2018	0.714%	11,000	(11)	0	(11)
Pitney Bowes, Inc.	CITI	(0.980%	)	03/20/2016	0.750%	15,000	(223)	0	(223)
Plains All American Pipeline LP	MSC	(0.550%	)	12/20/2013	3.691%	10,000	1,253	0	1,253
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	12.849%	9,500	4,194	0	4,194
PPL Energy Supply LLC	BOA	(0.435%	)	12/20/2011	4.019%	11,000	975	0	975
PPL Energy Supply LLC	HSBC	(1.450%	)	09/20/2013	4.090%	10,000	990	0	990
PPL Energy Supply LLC	MSC	(0.600%	)	12/20/2015	4.100%	5,000	895	0	895
Progress Energy, Inc.	BOA	(0.660%	)	03/20/2019	0.720%	4,800	23	0	23
Progress Energy, Inc.	GSC	(0.730%	)	03/20/2019	0.720%	12,700	(15)	0	(15)
PSEG Power LLC	BCLY	(0.520%	)	12/20/2015	2.950%	8,000	1,055	0	1,055
PSEG Power LLC	MSC	(0.940%	)	06/20/2014	2.950%	10,000	893	1,104	(211)
Qwest Corp.	BOA	(2.500%	)	06/20/2013	3.978%	5,000	265	363	(98)
Qwest Corp.	MSC	(4.320%	)	06/20/2013	3.978%	2,000	(28)	0	(28)
RadioShack Corp.	BOA	(1.250%	)	06/20/2011	2.100%	10,700	189	0	189
RadioShack Corp.	MLP	(2.250%	)	06/20/2011	2.100%	35,200	(141)	0	(141)
Reed Elsevier Capital, Inc.	MLP	(0.290%	)	06/20/2012	1.473%	5,000	180	0	180
Rexam PLC	BCLY	(1.450%	)	06/20/2013	4.048%	12,500	1,158	981	177
Rexam PLC	RBS	(1.450%	)	06/20/2013	4.048%	4,000	370	273	97
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	3.500%	10,000	696	256	440
Reynolds American, Inc.	CSFB	(4.250%	)	12/20/2013	3.500%	5,000	(159)	0	(159)
Reynolds American, Inc.	DUB	(1.020%	)	06/20/2013	3.500%	10,000	906	572	334
Reynolds American, Inc.	RBS	(4.100%	)	12/20/2013	3.500%	5,000	(128)	0	(128)
Rohm & Haas Co.	BNP	(1.600%	)	09/20/2017	1.428%	4,665	(59)	0	(59)
Rohm & Haas Co.	BOA	(0.700%	)	09/20/2017	1.428%	13,425	682	0	682
Rohm & Haas Co.	CITI	(0.540%	)	09/20/2017	1.428%	7,000	435	0	435
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	3.300%	2,800	335	0	335
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	3.300%	9,000	1,329	399	930
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	6.913%	17,000	3,773	1,200	2,573
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%	25,000	4,104	0	4,104
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%	11,986	933	0	933
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.618%	10,000	1,642	0	1,642
RR Donnelley & Sons Co.	UBS	(2.640%	)	03/20/2012	7.217%	10,000	1,129	0	1,129
RR Donnelley & Sons Co.	UBS	(2.770%	)	03/20/2012	7.217%	5,000	548	0	548
Ryder System, Inc.	BCLY	(3.540%	)	03/20/2013	3.295%	10,000	(98)	0	(98)
Ryder System, Inc.	BOA	(1.490%	)	09/20/2015	3.026%	10,000	793	0	793
Ryder System, Inc.	BOA	(1.730%	)	09/20/2015	3.026%	11,000	734	0	734
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	3.295%	8,690	62	0	62
Ryder System, Inc.	DUB	(1.320%	)	12/20/2016	2.880%	10,000	922	883	39
Ryder System, Inc.	GSC	(1.700%	)	09/20/2015	3.026%	7,000	478	0	478
Ryder System, Inc.	GSC	(1.050%	)	12/20/2016	2.880%	7,700	834	806	28
Ryder System, Inc.	GSC	(1.960%	)	12/20/2016	2.880%	7,300	394	0	394
Ryder System, Inc.	JPM	(0.270%	)	06/20/2011	3.369%	5,300	342	0	342
SCA Finans AB	DUB	(0.810%	)	09/20/2015	1.591%	5,250	226	664	(438)
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	13.299%	11,100	2,442	735	1,707
Sealed Air Corp.	BCLY	(0.200%	)	06/20/2009	2.790%	10,500	61	0	61
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	2.800%	9,250	630	517	113
Sempra Energy	DUB	(1.250%	)	03/20/2019	1.132%	15,000	(151)	0	(151)
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	5.924%	8,400	1,863	1,023	840
Simon Property Group LP	GSC	(3.010%	)	12/20/2016	5.924%	11,600	1,675	0	1,675
Simon Property Group LP	JPM	(0.180%	)	06/20/2010	6.619%	8,000	592	0	592
Simon Property Group LP	MSC	(1.120%	)	06/20/2016	6.005%	10,000	2,337	1,361	976
Simon Property Group LP	MSC	(0.885%	)	06/20/2018	5.736%	2,000	536	268	268
Simon Property Group LP	RBS	(0.220%	)	09/20/2011	6.546%	5,100	695	0	695
Simon Property Group LP	RBS	(1.060%	)	03/20/2017	5.889%	8,000	1,962	1,135	827

See Accompanying Notes	Annual Report	March 31, 2009	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Spectra Energy Capital LLC	DUB	(1.200%	)	06/20/2018	1.000%	$1,200	$(20)	$52	$(72)
Spectra Energy Capital LLC	MSC	(1.150%	)	06/20/2018	1.000%	2,500	(30)	120	(150)
Spectra Energy Capital LLC	RBS	(2.000%	)	03/20/2014	0.999%	24,000	(1,131)	0	(1,131)
Sprint Capital Corp.	BCLY	(3.630%	)	03/20/2012	7.416%	11,000	1,012	0	1,012
Staples, Inc.	BOA	(3.750%	)	03/20/2014	2.148%	18,000	(1,299)	0	(1,299)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	1.884%	12,000	374	0	374
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	3.119%	15,000	1,549	1,566	(17)
Temple-Inland, Inc.	BNP	(6.670%	)	03/20/2018	4.428%	7,430	(998)	0	(998)
Tesco PLC	CITI	(0.750%	)	12/20/2017	1.267%	12,000	448	0	448
Time Warner, Inc.	CSFB	(1.450%	)	03/20/2013	1.108%	12,000	(161)	0	(161)
Time Warner, Inc.	DUB	(2.150%	)	06/20/2019	2.170%	15,000	16	0	16
Time Warner, Inc.	GSC	(2.250%	)	06/20/2019	2.170%	10,000	(66)	0	(66)
Time Warner, Inc.	RBS	(0.700%	)	12/20/2016	1.044%	12,000	275	0	275
Toll Brothers Finance Corp.	DUB	(1.390%	)	09/20/2013	1.823%	9,800	164	0	164
Transocean, Inc.	GSC	(1.820%	)	03/20/2018	1.600%	2,100	(35)	0	(35)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%	7,500	1,216	494	722
Tyco Electronics Group S.A.	GSC	(1.530%	)	12/20/2012	3.902%	6,500	496	0	496
Tyson Foods, Inc.	RBS	(3.200%	)	12/20/2011	2.514%	25,000	(468)	0	(468)
Tyson Foods, Inc.	RBS	(3.250%	)	06/20/2016	2.580%	19,000	(762)	0	(762)
UBS Warburg LLC	GSC	(2.010%	)	06/20/2018	2.240%	10,000	154	0	154
UBS Warburg LLC	MSC	(0.505%	)	12/20/2017	2.240%	29,600	3,494	1,498	1,996
Union Pacific Corp.	BOA	(1.050%	)	03/20/2019	0.889%	30,000	(417)	0	(417)
Union Pacific Corp.	CITI	(1.050%	)	03/20/2019	0.889%	10,000	(139)	0	(139)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.500%	2,575	114	129	(15)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.500%	8,000	121	303	(182)
Universal Health Services, Inc.	BOA	(1.610%	)	06/20/2016	1.500%	7,000	(52)	50	(102)
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.487%	24,000	(411)	0	(411)
Valero Energy Corp.	CSFB	(2.650%	)	03/20/2019	2.050%	15,000	(711)	0	(711)
Verizon Communications, Inc.	CITI	(1.500%	)	06/20/2017	1.045%	1,300	(43)	0	(43)
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	2.525%	5,000	398	394	4
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%	5,200	239	0	239
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%	10,000	496	323	173
Vivendi	BCLY	(1.510%	)	06/20/2018	1.416%	20,000	(158)	0	(158)
Vivendi	BOA	(1.200%	)	06/20/2013	1.674%	10,000	179	102	77
Vivendi	BOA	(1.280%	)	06/20/2013	1.674%	30,000	443	204	239
Vivendi	CSFB	(1.465%	)	06/20/2018	1.416%	8,000	(36)	12	(48)
Vivendi	CSFB	(1.540%	)	06/20/2018	1.416%	4,700	(48)	7	(55)
Vivendi	RBS	(1.500%	)	06/20/2018	1.416%	20,000	(143)	29	(172)
VTB Capital S.A.	BCLY	(2.150%	)	05/20/2013	10.418%	15,000	3,705	6,476	(2,771)
Wachovia Corp.	DUB	(1.450%	)	12/20/2009	4.014%	25,000	445	0	445
Waste Management, Inc.	BOA	(1.460%	)	03/20/2014	1.274%	7,650	(69)	(127)	58
Waste Management, Inc.	CITI	(1.300%	)	03/20/2019	1.343%	12,000	25	0	25
Weatherford International Ltd.	BCLY	(0.790%	)	06/20/2012	3.045%	16,500	1,093	587	506
WellPoint, Inc.	BCLY	(1.560%	)	03/20/2012	2.691%	10,800	331	0	331
WellPoint, Inc.	RBS	(0.165%	)	03/20/2011	2.660%	11,000	517	0	517
Wells Fargo & Co.	DUB	(1.350%	)	06/20/2009	4.002%	25,000	139	0	139
Wells Fargo & Co.	DUB	(1.300%	)	12/20/2009	1.300%	42,100	721	0	721
Wells Fargo & Co.	DUB	(1.400%	)	12/20/2009	1.400%	20,000	328	0	328
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	2.358%	25,000	97	373	(276)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	2.358%	23,200	(156)	0	(156)
Whirlpool Corp.	BOA	(0.960%	)	03/20/2013	5.095%	9,000	1,223	290	933
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	4.252%	11,000	729	0	729
Whirlpool Corp.	JPM	(0.360%	)	06/20/2011	5.203%	12,500	1,220	0	1,220
Whirlpool Corp.	MSC	(2.970%	)	06/20/2016	4.287%	5,000	335	0	335
Williams Cos., Inc.	DUB	(0.830%	)	03/20/2012	2.286%	10,000	403	624	(221)

20	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Williams Cos., Inc.	DUB	(2.300%	)	03/20/2019	2.256%	$5,000	$(28)	$0	$(28)
Williams Cos., Inc.	JPM	(2.450%	)	03/20/2019	2.256%	5,000	(85)	0	(85)
Wyeth	MSC	(0.150%	)	03/20/2013	0.573%	10,000	161	0	161
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%	10,600	2,249	0	2,249
XL Capital Ltd.	CSFB	(1.410%	)	09/20/2014	8.144%	1,600	385	435	(50)
Xstrata Finance Canada Ltd.	JPM	(0.290%	)	12/20/2011	9.056%	11,250	2,145	0	2,145

							$265,456	$72,496	$192,960

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	6.375%	$18,000	$(1,283)	$0	$(1,283)
American International Group, Inc.	BCLY	1.800%	03/20/2013	22.909%	3,700	(1,592)	0	(1,592)
American International Group, Inc.	BCLY	1.815%	03/20/2013	22.909%	9,150	(3,933)	0	(3,933)
American International Group, Inc.	BCLY	1.130%	06/20/2013	22.388%	9,100	(4,092)	0	(4,092)
American International Group, Inc.	BCLY	6.500%	12/20/2013	21.481%	20,000	(6,727)	0	(6,727)
American International Group, Inc.	BOA	0.195%	03/20/2010	34.847%	5,000	(1,350)	0	(1,350)
American International Group, Inc.	CITI	6.550%	12/20/2013	21.481%	25,000	(8,380)	0	(8,380)
American International Group, Inc.	CSFB	1.810%	03/20/2013	22.909%	10,000	(4,300)	0	(4,300)
American International Group, Inc.	CSFB	2.270%	03/20/2013	22.909%	5,000	(2,102)	0	(2,102)
American International Group, Inc.	DUB	1.900%	06/20/2009	34.847%	17,000	(1,208)	0	(1,208)
American International Group, Inc.	DUB	1.730%	03/20/2013	22.909%	2,700	(1,165)	0	(1,165)
American International Group, Inc.	DUB	1.790%	03/20/2013	22.909%	2,700	(1,162)	0	(1,162)
American International Group, Inc.	DUB	1.800%	03/20/2013	22.909%	5,000	(2,151)	0	(2,151)
American International Group, Inc.	DUB	1.820%	03/20/2013	22.909%	1,300	(559)	0	(559)
American International Group, Inc.	DUB	2.020%	03/20/2013	22.909%	6,000	(2,554)	0	(2,554)
American International Group, Inc.	DUB	1.120%	06/20/2013	22.388%	10,700	(4,814)	0	(4,814)
American International Group, Inc.	DUB	1.130%	06/20/2013	22.388%	200	(90)	0	(90)
American International Group, Inc.	GSC	1.800%	03/20/2013	22.909%	100	(43)	0	(43)
American International Group, Inc.	GSC	1.150%	06/20/2013	22.388%	10,000	(4,493)	0	(4,493)
American International Group, Inc.	GSC	1.650%	06/20/2013	22.388%	17,000	(7,454)	0	(7,454)

See Accompanying Notes	Annual Report	March 31, 2009	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UBS	2.250%	03/20/2013	22.909%	$5,500	$(2,314)	$0	$(2,314)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	3.793%	20,000	(2,094)	0	(2,094)
Brazil Government International Bond	BCLY	0.980%	01/20/2012	2.701%	15,000	(659)	0	(659)
Brazil Government International Bond	BCLY	1.620%	03/20/2013	2.994%	20,900	(1,030)	0	(1,030)
Brazil Government International Bond	CSFB	2.090%	05/20/2016	3.377%	10,000	(671)	0	(671)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	7,500	(329)	0	(329)
Brazil Government International Bond	MLP	1.710%	05/20/2013	3.040%	15,000	(656)	0	(656)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	300	(22)	0	(22)
Brazil Government International Bond	MSC	1.140%	11/20/2011	2.654%	50,000	(1,699)	0	(1,699)
Brazil Government International Bond	MSC	1.660%	03/20/2013	2.994%	47,000	(2,248)	0	(2,248)
Brazil Government International Bond	MSC	1.520%	01/20/2017	3.411%	6,000	(685)	0	(685)
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	3.100%	25,000	(2,844)	0	(2,844)
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	6,000	(2,724)	0	(2,724)
CIT Group, Inc.	BNP	7.600%	03/20/2010	20.628%	10,000	(1,072)	0	(1,072)
CIT Group, Inc.	CITI	5.000%	12/20/2013	11.765%	5,200	(1,017)	(1,326)	309
CIT Group, Inc.	DUB	7.550%	03/20/2010	20.628%	15,000	(1,615)	0	(1,615)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	15,000	(2,933)	(3,750)	817
CIT Group, Inc.	GSC	5.000%	03/20/2014	11.616%	10,000	(1,979)	(800)	(1,179)
CIT Group, Inc.	JPM	5.000%	06/20/2009	20.627%	10,000	(329)	(1,200)	871
CIT Group, Inc.	JPM	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	JPM	7.350%	03/20/2010	20.628%	10,000	(1,094)	0	(1,094)
CIT Group, Inc.	MLP	5.000%	12/20/2013	11.765%	10,000	(1,955)	(2,200)	245
CIT Group, Inc.	MLP	5.000%	03/20/2014	11.616%	5,000	(989)	(425)	(564)
CIT Group, Inc.	RBS	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	RBS	7.350%	03/20/2010	20.628%	15,000	(1,641)	0	(1,641)
Countrywide Home Loans, Inc.	RBS	5.150%	06/20/2010	5.088%	3,000	8	0	8
El Paso Corp.	CITI	5.000%	06/20/2012	7.057%	3,900	(206)	(193)	(13)
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	2.170%	10,000	(908)	0	(908)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	13.959%	10,000	(2,427)	0	(2,427)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	4,100	(824)	0	(824)
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	15.400%	10,000	(1,906)	0	(1,906)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	25,000	(801)	(1,142)	341
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	13.959%	10,000	(2,010)	0	(2,010)
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	15.400%	10,000	(1,850)	0	(1,850)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	15.400%	10,000	(1,849)	0	(1,849)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	15.400%	10,000	(1,838)	0	(1,838)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	15.400%	10,000	(1,822)	0	(1,822)
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	15.400%	10,000	(1,804)	0	(1,804)
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	14.992%	25,000	(4,924)	0	(4,924)

22	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	13.959%	$10,000	$(2,503)	$0	$(2,503)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	3,500	(717)	0	(717)
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	13.959%	10,000	(2,023)	0	(2,023)
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	13.959%	10,000	(1,998)	0	(1,998)
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	15.400%	10,000	(1,798)	0	(1,798)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	5,800	(1,452)	0	(1,452)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	13.959%	10,000	(2,036)	0	(2,036)
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	13.959%	12,800	(2,557)	0	(2,557)
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	18.621%	10,000	(1,518)	0	(1,518)
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	15.400%	15,000	(2,819)	0	(2,819)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	15.400%	10,000	(1,750)	0	(1,750)
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	13.959%	10,000	(2,056)	0	(2,056)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	8,000	(1,618)	0	(1,618)
Ford Motor Credit Co. LLC	MLP	5.000%	06/20/2009	20.143%	3,200	(103)	(144)	41
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	3,400	(97)	0	(97)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	5,100	(1,048)	0	(1,048)
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	15.910%	10,000	(1,758)	0	(1,758)
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	15.400%	20,000	(3,794)	0	(3,794)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	16.550%	10,000	(1,572)	0	(1,572)
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	15.910%	5,000	(879)	0	(879)
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	15.400%	25,000	(4,756)	0	(4,756)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	15.400%	25,000	(4,608)	0	(4,608)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	6,500	(649)	0	(649)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	9.761%	17,500	(1,730)	0	(1,730)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	52,100	(5,817)	0	(5,817)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	9.395%	7,200	(914)	0	(914)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	32,500	(4,743)	0	(4,743)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	33,800	(6,929)	0	(6,929)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	7.751%	50,000	(10,130)	0	(10,130)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	7.751%	25,000	(4,562)	0	(4,562)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	7.632%	40,000	(7,877)	0	(7,877)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	7.440%	25,000	(2,824)	0	(2,824)
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	7.440%	30,000	(2,621)	0	(2,621)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	1,300	(79)	0	(79)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	22,800	(2,892)	0	(2,892)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	9.036%	10,000	(1,534)	0	(1,534)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	7,300	(663)	0	(663)
General Electric Capital Corp.	BOA	0.192%	03/20/2010	10.026%	50,000	(4,450)	0	(4,450)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	9.761%	25,000	(2,486)	0	(2,486)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	5,400	(437)	0	(437)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	14,800	(1,191)	0	(1,191)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	9,000	(720)	0	(720)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	26,400	(2,534)	0	(2,534)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	8,600	(1,067)	0	(1,067)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	17,300	(1,984)	0	(1,984)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	57,300	(5,935)	0	(5,935)
General Electric Capital Corp.	CITI	4.800%	12/20/2013	7.440%	50,000	(4,369)	0	(4,369)
General Electric Capital Corp.	CITI	4.875%	12/20/2013	7.440%	46,900	(4,176)	0	(4,176)
General Electric Capital Corp.	CITI	3.800%	03/20/2014	7.360%	30,000	(3,698)	0	(3,698)
General Electric Capital Corp.	CITI	3.820%	03/20/2014	7.360%	50,000	(6,128)	0	(6,128)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	7.360%	25,900	(3,147)	0	(3,147)
General Electric Capital Corp.	CITI	3.950%	03/20/2014	7.360%	15,000	(1,769)	0	(1,769)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	7.360%	50,000	(5,809)	0	(5,809)
General Electric Capital Corp.	DUB	0.750%	06/20/2009	9.990%	50,000	(1,029)	0	(1,029)
General Electric Capital Corp.	DUB	0.800%	06/20/2010	9.761%	20,200	(2,009)	0	(2,009)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	26,400	(2,558)	0	(2,558)

See Accompanying Notes	Annual Report	March 31, 2009	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	$21,900	$(2,430)	$0	$(2,430)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	9.395%	10,400	(1,318)	0	(1,318)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	900	(134)	0	(134)
General Electric Capital Corp.	DUB	4.300%	12/20/2013	7.440%	24,700	(2,579)	0	(2,579)
General Electric Capital Corp.	DUB	4.800%	12/20/2013	7.440%	20,000	(1,748)	0	(1,748)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	7.440%	34,100	(2,863)	0	(2,863)
General Electric Capital Corp.	DUB	4.000%	03/20/2014	7.360%	10,000	(1,162)	0	(1,162)
General Electric Capital Corp.	DUB	4.050%	03/20/2014	7.360%	25,000	(2,860)	0	(2,860)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	75,000	(1,544)	0	(1,544)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	6,400	(816)	0	(816)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	2,900	(41)	0	(41)
General Electric Capital Corp.	GSC	0.960%	06/20/2011	9.036%	14,000	(2,105)	0	(2,105)
General Electric Capital Corp.	GSC	1.280%	06/20/2013	7.632%	10,000	(1,969)	0	(1,969)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	6.745%	10,000	(2,848)	0	(2,848)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	10.020%	23,000	(1,405)	0	(1,405)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	9.761%	15,000	(1,492)	0	(1,492)
General Electric Capital Corp.	RBS	1.100%	06/20/2009	9.990%	19,760	(389)	0	(389)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	200	(8)	0	(8)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	10,000	(199)	0	(199)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	18,200	(14,817)	0	(14,817)
General Motors Corp.	BCLY	5.070%	12/20/2012	104.456%	10,000	(8,123)	0	(8,123)
General Motors Corp.	BCLY	5.000%	06/20/2013	100.472%	5,000	(4,097)	(962)	(3,135)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	7,200	(5,865)	0	(5,865)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	30,300	(24,759)	0	(24,759)
General Motors Corp.	BOA	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	BOA	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	BOA	5.550%	12/20/2012	104.456%	15,000	(12,122)	0	(12,122)
General Motors Corp.	BOA	6.450%	12/20/2012	104.456%	10,000	(8,005)	0	(8,005)
General Motors Corp.	BOA	7.750%	03/20/2013	102.374%	10,000	(7,921)	0	(7,921)
General Motors Corp.	BOA	7.880%	03/20/2013	102.374%	10,000	(7,910)	0	(7,910)
General Motors Corp.	BOA	8.220%	03/20/2013	102.374%	25,000	(19,700)	0	(19,700)
General Motors Corp.	BOA	8.850%	03/20/2013	102.374%	25,000	(19,562)	0	(19,562)
General Motors Corp.	BOA	5.000%	06/20/2013	100.472%	20,200	(16,553)	(3,737)	(12,816)
General Motors Corp.	CITI	4.600%	12/20/2012	104.456%	6,400	(5,224)	0	(5,224)
General Motors Corp.	CITI	4.630%	12/20/2012	104.456%	7,700	(6,283)	0	(6,283)
General Motors Corp.	CITI	4.950%	12/20/2012	104.456%	15,000	(12,199)	0	(12,199)
General Motors Corp.	CITI	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
General Motors Corp.	CITI	5.450%	12/20/2012	104.456%	10,000	(8,090)	0	(8,090)
General Motors Corp.	CITI	5.900%	12/20/2012	104.456%	25,000	(20,129)	0	(20,129)
General Motors Corp.	CITI	8.300%	03/20/2013	102.374%	10,000	(7,873)	0	(7,873)
General Motors Corp.	CITI	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	CITI	5.000%	06/20/2013	100.472%	40,000	(32,777)	(7,450)	(25,327)
General Motors Corp.	CSFB	5.000%	03/20/2013	102.374%	5,000	(4,081)	(1,050)	(3,031)
General Motors Corp.	DUB	4.500%	12/20/2012	104.456%	6,400	(5,230)	0	(5,230)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	14,600	(11,918)	0	(11,918)
General Motors Corp.	DUB	5.010%	12/20/2012	104.456%	10,000	(8,128)	0	(8,128)
General Motors Corp.	DUB	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	DUB	5.450%	12/20/2012	104.456%	25,000	(20,225)	0	(20,225)
General Motors Corp.	DUB	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	DUB	6.550%	12/20/2012	104.456%	15,000	(11,994)	0	(11,994)
General Motors Corp.	DUB	6.660%	12/20/2012	104.456%	10,000	(7,987)	0	(7,987)
General Motors Corp.	DUB	5.000%	03/20/2013	102.374%	30,000	(24,486)	(6,375)	(18,111)
General Motors Corp.	DUB	8.450%	03/20/2013	102.374%	25,000	(19,650)	0	(19,650)
General Motors Corp.	DUB	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	36,700	(30,074)	(6,348)	(23,726)
General Motors Corp.	GSC	4.860%	12/20/2012	104.456%	15,000	(12,211)	0	(12,211)

24	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp.	GSC	5.000%	12/20/2012	104.456%	$10,000	$(8,129)	$0	$(8,129)
General Motors Corp.	GSC	5.150%	12/20/2012	104.456%	4,400	(3,571)	0	(3,571)
General Motors Corp.	GSC	5.250%	12/20/2012	104.456%	20,000	(16,214)	0	(16,214)
General Motors Corp.	GSC	6.450%	12/20/2012	104.456%	5,000	(4,002)	0	(4,002)
General Motors Corp.	GSC	6.820%	12/20/2012	104.456%	25,000	(19,932)	0	(19,932)
General Motors Corp.	GSC	7.700%	03/20/2013	102.374%	30,000	(23,777)	0	(23,777)
General Motors Corp.	GSC	7.920%	03/20/2013	102.374%	10,000	(7,906)	0	(7,906)
General Motors Corp.	GSC	9.100%	03/20/2013	102.374%	4,900	(3,823)	0	(3,823)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	35,000	(28,680)	(6,406)	(22,274)
General Motors Corp.	GSC	5.000%	12/20/2013	97.252%	5,000	(4,126)	(3,400)	(726)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	7,000	(5,717)	0	(5,717)
General Motors Corp.	JPM	5.150%	12/20/2012	104.456%	10,000	(8,116)	0	(8,116)
General Motors Corp.	MLP	5.000%	12/20/2009	164.224%	10,000	(6,602)	(5,100)	(1,502)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	14,100	(11,476)	0	(11,476)
General Motors Corp.	MLP	6.650%	12/20/2012	104.456%	9,400	(7,508)	0	(7,508)
General Motors Corp.	MLP	5.000%	09/20/2013	98.768%	3,300	(2,714)	(1,237)	(1,477)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	7,600	(6,202)	0	(6,202)
General Motors Corp.	MSC	5.000%	06/20/2013	100.472%	5,000	(4,097)	(912)	(3,185)
General Motors Corp.	RBS	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	RBS	8.000%	03/20/2013	102.374%	10,000	(7,899)	0	(7,899)
General Motors Corp.	RBS	5.000%	06/20/2013	100.472%	5,000	(4,097)	(850)	(3,247)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	34,900	(28,399)	0	(28,399)
General Motors Corp.	UBS	4.950%	12/20/2012	104.456%	10,000	(8,133)	0	(8,133)
General Motors Corp.	UBS	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
GMAC LLC	DUB	4.000%	09/20/2012	18.913%	10,000	(3,325)	0	(3,325)
GMAC LLC	GSC	3.600%	09/20/2009	27.916%	50,000	(5,326)	0	(5,326)
GMAC LLC	GSC	3.950%	09/20/2009	27.916%	25,000	(2,621)	0	(2,621)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	12,000	(4,058)	0	(4,058)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,800	(382)	(488)	106
GMAC LLC	MSC	5.000%	06/20/2009	27.915%	2,500	(122)	(244)	122
GMAC LLC	UBS	3.600%	09/20/2009	27.916%	25,000	(2,663)	0	(2,663)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	16,700	(1,948)	0	(1,948)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	32,000	(244)	0	(244)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	44,300	(4,984)	0	(4,984)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	5.949%	50,000	(5,601)	0	(5,601)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	24,270	(3,091)	0	(3,091)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	2.101%	10,000	(419)	0	(419)
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	2.101%	9,000	(400)	0	(400)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	18,000	(185)	0	(185)
JSC Gazprom	JPM	1.150%	07/20/2009	8.867%	25,000	(525)	0	(525)
JSC Gazprom	JPM	1.550%	09/20/2009	8.987%	50,000	(1,710)	0	(1,710)
JSC Gazprom	JPM	0.970%	10/20/2012	7.735%	45,400	(8,644)	0	(8,644)
JSC Gazprom	JPM	1.020%	10/20/2012	7.735%	45,400	(8,569)	0	(8,569)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	58,600	(9,550)	0	(9,550)
JSC Gazprom	JPM	2.180%	02/20/2013	7.513%	49,900	(8,116)	0	(8,116)
JSC Gazprom	MSC	0.870%	11/20/2011	8.392%	50,000	(8,304)	0	(8,304)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	29,600	(4,814)	0	(4,814)
Mexico Government International Bond	HSBC	0.180%	05/20/2009	1.574%	15,000	(19)	0	(19)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%	6,950	(1,160)	0	(1,160)
Morgan Stanley	BCLY	2.100%	06/20/2009	5.250%	25,000	(160)	0	(160)

See Accompanying Notes	Annual Report	March 31, 2009	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	DUB	2.150%	06/20/2009	5.250%	$21,200	$(133)	$0	$(133)
Morgan Stanley	DUB	1.862%	06/20/2010	4.973%	20,000	(712)	0	(712)
Morgan Stanley	RBS	1.850%	06/20/2010	4.973%	6,100	(218)	0	(218)
Panama Government International Bond	CSFB	1.200%	02/20/2017	4.145%	14,400	(2,535)	0	(2,535)
Panama Government International Bond	DUB	1.170%	04/20/2017	4.153%	20,000	(3,535)	0	(3,535)
Panama Government International Bond	HSBC	0.760%	01/20/2012	3.501%	4,600	(324)	0	(324)
Panama Government International Bond	JPM	0.730%	01/20/2012	3.501%	12,600	(897)	0	(897)
Panama Government International Bond	JPM	1.250%	01/20/2017	4.141%	2,800	(477)	0	(477)
Panama Government International Bond	JPM	1.230%	02/20/2017	4.145%	10,000	(1,742)	0	(1,742)
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	44,400	(3,135)	0	(3,135)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	19,000	(21)	0	(21)
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	10.746%	10,000	(2,305)	0	(2,305)
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	6.438%	5,000	(107)	0	(107)
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	6.438%	3,000	(89)	0	(89)
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	6.438%	2,000	(46)	0	(46)
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	3,000	12	0	12
Residential Capital LLC	MLP	1.130%	06/20/2009	62.403%	25,000	(3,267)	0	(3,267)
Russia Government International Bond	BCLY	0.275%	05/20/2009	4.947%	17,000	(92)	0	(92)
Russia Government International Bond	JPM	0.800%	03/20/2016	4.645%	22,400	(4,580)	0	(4,580)
Russia Government International Bond	MSC	0.780%	03/20/2016	4.645%	22,400	(4,604)	0	(4,604)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	500	(39)	0	(39)
SLM Corp.	BNP	4.600%	03/20/2010	42.889%	5,000	(1,343)	0	(1,343)
SLM Corp.	BOA	4.450%	06/20/2009	42.887%	50,000	(4,002)	0	(4,002)
SLM Corp.	BOA	4.350%	06/20/2010	40.182%	50,000	(14,642)	0	(14,642)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	35,900	(13,261)	(4,909)	(8,352)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	20,200	(1,594)	0	(1,594)
SLM Corp.	DUB	4.530%	03/20/2010	42.889%	20,000	(5,382)	0	(5,382)
SLM Corp.	DUB	5.000%	12/20/2013	25.406%	15,000	(5,541)	(1,988)	(3,553)
SLM Corp.	GSC	10.500%	09/20/2009	42.889%	25,000	(3,208)	0	(3,208)
SLM Corp.	GSC	5.000%	03/20/2010	42.889%	4,500	(1,195)	(180)	(1,015)
SLM Corp.	GSC	4.660%	06/20/2010	40.182%	25,000	(7,255)	0	(7,255)
SLM Corp.	MSC	5.000%	06/20/2009	42.887%	7,000	(551)	0	(551)
SLM Corp.	RBS	5.050%	06/20/2009	42.887%	5,000	(393)	0	(393)
SLM Corp.	RBS	4.100%	03/20/2011	35.180%	10,000	(3,444)	0	(3,444)
UBS Warburg LLC	BNP	0.760%	03/20/2013	2.293%	30	(2)	0	(2)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	47,600	(1,689)	0	(1,689)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	31,000	(2,835)	0	(2,835)
Wachovia Corp.	BCLY	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)
Wachovia Corp.	DUB	1.240%	03/20/2013	3.028%	4,500	(280)	0	(280)
Wachovia Corp.	DUB	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)

26	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Wells Fargo & Co.	GSC	1.300%	12/20/2009	1.300%	$42,100	$(704)	$(704)	$0
Wells Fargo & Co.	GSC	1.400%	12/20/2009	1.400%	20,000	(320)	(320)	0

						$(1,185,019)	$(63,840)	$(1,121,179)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	DUB	0.320%	07/25/2045	$25,000	$(20,618)	$(7,375)	$(13,243)
ABX.HE AAA 06-1 Index	CITI	0.180%	07/25/2045	23,627	(8,477)	(2,157)	(6,320)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	23,627	(8,501)	(2,126)	(6,375)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	14,661	(6,669)	(5,571)	(1,098)
ABX.HE AAA 06-2 Index	MSC	0.110%	05/25/2046	12,936	(5,884)	(4,915)	(969)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	15,000	(10,536)	(9,675)	(861)
ABX.HE AAA 07-1 Index	JPM	0.090%	08/25/2037	25,000	(17,560)	(16,250)	(1,310)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	35,500	(14,349)	0	(14,349)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	32,300	(12,814)	0	(12,814)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	22,600	(8,946)	0	(8,946)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	51,800	(20,954)	0	(20,954)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	40,400	(16,329)	0	(16,329)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	48,800	(19,451)	0	(19,451)
CDX.HY-8 5-Year Index 25-35%	MLP	2.080%	06/20/2012	31,000	(12,348)	0	(12,348)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	25,200	(10,008)	0	(10,008)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	7,600	(3,027)	0	(3,027)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	65,700	(26,071)	0	(26,071)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	23,800	(9,427)	0	(9,427)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	101,430	(12,517)	0	(12,517)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	127,665	(15,614)	0	(15,614)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	97,529	(11,891)	0	(11,891)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	(743)	0	(743)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	(239)	0	(239)
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	(620)	0	(620)
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	(565)	0	(565)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	(1,627)	0	(1,627)
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	(1,290)	0	(1,290)
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	(3)	0	(3)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	17	0	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	6	0	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	15	0	15
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	448	0	448
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	748	0	748
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	8	0	8
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	221	0	221
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	510	0	510
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	(3,924)	0	(3,924)
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	(815)	0	(815)
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	(2,326)	0	(2,326)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	(1,669)	0	(1,669)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	(842)	0	(842)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,900	(1,499)	0	(1,499)
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	(2,223)	0	(2,223)

See Accompanying Notes	Annual Report	March 31, 2009	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$130,000	$(8,623)	$(10,191)	$1,568
MCDX.NA-11 5-Year Index	GSC	0.900%	12/20/2013	75,000	(3,701)	(5,164)	1,463

					$(300,724)	$(63,424)	$(237,300)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,031	$(1)	$3,032
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,703	(69)	2,772
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,119	0	3,119
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		105,800	2,456	78	2,378
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		266,400	5,432	46	5,386
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		74,030	1,500	0	1,500
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		75,400	1,483	0	1,483
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		74,100	1,549	0	1,549
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		34,200	713	0	713
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		21,200	376	9	367
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	(492)	0	(492)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(46)	0	(46)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(52)	0	(52)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	4	0	4
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	2,531	(505)	3,036
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	2,563	(409)	2,972
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	5,413	442	4,971
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	96	16	80

28	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP	BRL	203,900	$2,938	$177	$2,761
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	5,663	0	5,663
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(1,401)	(2,885)	1,484
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(96)	0	(96)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(74)	0	(74)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(146)	0	(146)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,651	121	1,530
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	277	55	222
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	1,585	175	1,410
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	1,303,500	17,964	1,303	16,661
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	6,638	(586)	7,224
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	6,237	774	5,463
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		907,900	(66)	1,771	(1,837)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	36,404	(3,528)	39,932
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	53,473	(4,526)	57,999
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	3,112	143	2,969
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	4,800	217	4,583
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		5,769,500	200,567	0	200,567
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	226,565	30,010	196,555
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	19,843	(897)	20,740
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	9,106	4,565	4,541
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		7,419,300	243,816	(72,969)	316,785
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		6,250,800	205,417	(7,886)	213,303
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		166,400	8,297	6,395	1,902
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,066,300	103,030	66,439	36,591
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,004,600	99,953	69,869	30,084
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	66,645	41,189	25,456
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,487,600	74,174	51,677	22,497
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		700	65	66	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300,700	(81,971)	3,355	(85,326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		42,900	(11,695)	(429)	(11,266)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		123,700	4,614	(10,558)	15,172
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		70,400	2,626	(2,477)	5,103
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		167,400	(57,833)	(17,559)	(40,274)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		389,400	(134,530)	6,833	(141,363)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,710	(3,355)	312	(3,667)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		544,720	(187,866)	(8,530)	(179,336)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	13,582	1,144	12,438
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		1,094,600	7,825	5,211	2,614
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	14,600	1,429	13,171
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	29,535	(3,876)	33,411
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	971,000	11,746	(22,582)	34,328
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	1,216	(2,378)	3,594
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	10,448	(19,715)	30,163
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,681	(9,807)	14,488
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	4,790	(7,500)	12,290
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,741	(8,799)	59,540
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	50,869	(5,619)	56,488
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,744	(1,809)	14,553
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	36,109	(20,323)	56,432
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	14,384	3,038	11,346
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	5,968	(309)	6,277
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	2,841	(130)	2,971
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	4,591	(192)	4,783
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	9,680	(1,961)	11,641
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	17,770	4,594	13,176

See Accompanying Notes	Annual Report	March 31, 2009	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY	GBP	1,930	$177	$17	$160
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		19,200	2,548	(36)	2,584
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,948	209	2,739
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	20,610	1,649	18,961
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	14,219	54	14,165
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	11,921	(91)	12,012
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	14,946	(57)	15,003
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	10,431	0	10,431
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	677	0	677
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	993	28	965
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$664,900	(110,155)	(41,943)	(68,212)

							$1,232,241	$22,469	$1,209,772

(p)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,654,700	$49,803	$175,323
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	133,706
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	37,620
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	237,961
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	111,593
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	65,069
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	400,646
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	95,601

							$336,724	$1,257,519

(q)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	2,399	$1,796	$1,648
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	11,278	4,347	2,719
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	5,157	4,836	1,103
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	8,520	4,934	5,882
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	10,889	3,426	1,089

				$19,339	$12,441

30	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	108,000	$1,201	$44
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		17,000	179	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		16,000	171	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		109,000	1,245	45
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$931,000	7,249	1,498
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		352,500	1,463	394
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		806,500	3,971	306
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,538,000	7,009	395
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		221,500	1,240	14
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		222,000	903	13
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		145,000	1,522	233
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		297,000	1,203	332
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		36,500	343	59
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		73,500	298	82
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		322,000	1,741	20
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		322,000	1,811	19
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		564,800	3,844	909
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		613,500	2,909	686
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		200,500	862	224
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		248,500	2,355	400
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		76,000	68	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		76,000	388	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		339,000	2,407	545
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,523,000	10,055	958

								$54,437	$7,188

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$613,000	$3,724	$28

See Accompanying Notes	Annual Report	March 31, 2009	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	131,768	$22,801,100	EUR	0	$575,863
Sales	270,807	22,455,200		283,000	554,147
Closing Buys	(60,564)	(34,734,500)		(33,000)	(782,072)
Expirations	(303,768)	0		0	(270,438)
Exercised	0	0		0	0

Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500

(r)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,104	$1,135	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.592%	05/25/2037	05/16/2007	20,523	16,005	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	224	200	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	1,329	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	86	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,672	1,727	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$24,753	$20,489	0.01%

(s)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$800	$829	$829

(t)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(519)	$(519)
Sell		BCLY	101,428	04/2009	0	(235)	(235)
Buy		HSBC	41,238	04/2009	0	(207)	(207)
Sell		HSBC	41,238	04/2009	0	(86)	(86)
Buy		JPM	360,000	04/2009	0	(1,996)	(1,996)
Sell		JPM	360,000	04/2009	0	(786)	(786)
Buy	AUD	JPM	78,861	04/2009	4,676	0	4,676
Buy		UBS	8,301	05/2009	0	(58)	(58)
Buy	BRL	HSBC	288,252	04/2009	0	(3,679)	(3,679)
Sell		HSBC	247,050	04/2009	3,644	0	3,644
Buy		JPM	41,149	04/2009	0	(534)	(534)
Sell		JPM	82,350	04/2009	1,182	0	1,182
Buy		BCLY	223,948	06/2009	3,035	0	3,035
Sell		BCLY	302,730	06/2009	1,596	(752)	844

32	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	CSFB	400,000	06/2009	$2,398	$(2,735)	$(337)
Sell		DUB	297,038	06/2009	1,867	(643)	1,224
Buy		HSBC	760,752	06/2009	4,696	(3,554)	1,142
Sell		HSBC	1,130,834	06/2009	22,611	(4,498)	18,113
Buy		JPM	82,350	06/2009	0	(1,153)	(1,153)
Sell		JPM	1,016,472	06/2009	13,162	(9,453)	3,709
Buy		MLP	44,215	06/2009	332	0	332
Sell		MLP	2,099,660	06/2009	0	(27,050)	(27,050)
Sell		RBC	270,077	06/2009	27,259	0	27,259
Buy		RBS	274,160	06/2009	2,020	0	2,020
Sell		RBS	1,207,465	06/2009	16,641	(8,556)	8,085
Sell		UBS	112,101	06/2009	10,469	(10)	10,459
Sell	CAD	GSC	16,371	04/2009	0	(148)	(148)
Buy		JPM	82,120	04/2009	0	(1,734)	(1,734)
Sell		RBS	11,145	04/2009	0	(61)	(61)
Buy	CNY	BCLY	1,250,095	07/2009	0	(10,428)	(10,428)
Sell		BCLY	827,200	07/2009	0	(4,620)	(4,620)
Sell		CITI	1,556,789	07/2009	0	(5,957)	(5,957)
Buy		DUB	2,359,485	07/2009	0	(18,423)	(18,423)
Sell		DUB	2,432,233	07/2009	0	(9,290)	(9,290)
Buy		HSBC	1,925,083	07/2009	0	(14,697)	(14,697)
Sell		HSBC	1,121,711	07/2009	0	(4,235)	(4,235)
Buy		JPM	1,029,913	07/2009	0	(8,958)	(8,958)
Sell		JPM	626,644	07/2009	0	(3,973)	(3,973)
Buy		BCLY	342,314	09/2009	711	0	711
Sell		BCLY	694,902	09/2009	0	(2,612)	(2,612)
Buy		CITI	220,932	09/2009	564	0	564
Sell		CITI	644,448	09/2009	0	(2,264)	(2,264)
Buy		DUB	1,000,996	09/2009	2,311	0	2,311
Buy		HSBC	445,491	09/2009	1,070	0	1,070
Sell		HSBC	224,299	09/2009	0	(891)	(891)
Buy		JPM	182,170	09/2009	321	0	321
Sell		JPM	628,255	09/2009	0	(2,456)	(2,456)
Buy		BCLY	233,076	03/2010	0	(289)	(289)
Buy		HSBC	233,622	03/2010	0	(209)	(209)
Buy		JPM	372,463	03/2010	0	(365)	(365)
Buy	EUR	BCLY	50,636	04/2009	0	(1,335)	(1,335)
Sell		HSBC	765,962	04/2009	0	(50,354)	(50,354)
Buy		UBS	762	04/2009	0	(18)	(18)
Buy	GBP	BCLY	340	04/2009	0	(6)	(6)
Sell		DUB	273,207	04/2009	4,040	0	4,040
Sell		MSC	457,250	04/2009	5,355	0	5,355
Buy		UBS	63,048	04/2009	0	(2,555)	(2,555)
Buy	INR	BCLY	3,356,737	04/2009	56	(1,187)	(1,131)
Sell		BCLY	1,253,811	04/2009	0	(907)	(907)
Buy		BOA	2,237,605	04/2009	57	0	57
Sell		BOA	1,433,234	04/2009	686	0	686
Buy		CITI	1,889,000	04/2009	0	(562)	(562)
Buy		DUB	1,897,056	04/2009	0	(263)	(263)
Sell		DUB	1,084,986	04/2009	0	(671)	(671)
Buy		HSBC	2,817,441	04/2009	0	(819)	(819)
Sell		JPM	8,425,807	04/2009	2,157	(2,487)	(330)
Sell	JPY	BNP	9,536,920	05/2009	1,655	0	1,655
Buy		RBS	13,743,276	05/2009	0	(600)	(600)
Buy		UBS	2,900,000	05/2009	0	(478)	(478)
Sell		MSC	9,536,920	06/2009	1,523	0	1,523
Buy	KWD	BCLY	4,708	04/2009	0	(1,872)	(1,872)

See Accompanying Notes	Annual Report	March 31, 2009	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KWD	BCLY	4,708	04/2009	$612	$0	$612
Buy		HSBC	6,214	04/2009	0	(2,490)	(2,490)
Sell		HSBC	6,214	04/2009	636	0	636
Buy	MXN	CITI	418	05/2009	0	0	0
Sell		JPM	418	05/2009	0	(2)	(2)
Sell		CITI	418	11/2009	0	0	0
Buy	MYR	BCLY	76,294	04/2009	0	(890)	(890)
Sell		BCLY	128,271	04/2009	0	(126)	(126)
Buy		BOA	65,095	04/2009	0	(730)	(730)
Buy		CITI	130,338	04/2009	0	(1,330)	(1,330)
Sell		CITI	62,939	04/2009	0	(85)	(85)
Buy		HSBC	149,342	04/2009	0	(939)	(939)
Sell		JPM	229,860	04/2009	0	(499)	(499)
Buy	NZD	JPM	65,836	04/2009	59	0	59
Buy		BCLY	32,457	05/2009	339	0	339
Sell		BCLY	23,641	05/2009	0	(20)	(20)
Buy	PHP	BCLY	113,190	05/2009	32	0	32
Buy		CITI	2,774,571	05/2009	155	(301)	(146)
Sell		CITI	3,726,326	05/2009	0	(3,049)	(3,049)
Buy		JPM	838,565	05/2009	8	0	8
Sell	PLN	DUB	1,704	05/2009	277	0	277
Buy		HSBC	1,704	05/2009	0	(266)	(266)
Buy	RUB	DUB	2,416,000	05/2009	0	(29,589)	(29,589)
Sell		DUB	864,570	05/2009	10,955	0	10,955
Buy		JPM	1,687,591	05/2009	0	(20,688)	(20,688)
Sell		JPM	1,354,849	05/2009	17,156	0	17,156
Sell		MLP	1,195,875	05/2009	15,148	0	15,148
Sell		UBS	688,297	05/2009	8,661	0	8,661
Buy	SAR	BCLY	61,710	04/2009	0	(254)	(254)
Sell		BCLY	61,710	04/2009	0	(109)	(109)
Buy		HSBC	411,542	04/2009	0	(1,686)	(1,686)
Sell		HSBC	411,542	04/2009	0	(812)	(812)
Buy		JPM	411,310	04/2009	0	(1,711)	(1,711)
Sell		JPM	411,310	04/2009	0	(754)	(754)
Sell	SGD	BCLY	92,533	04/2009	191	(13)	178
Buy		CITI	214,951	04/2009	0	(5,957)	(5,957)
Sell		CITI	91,990	04/2009	171	0	171
Buy		DUB	152,053	04/2009	0	(3,318)	(3,318)
Sell		DUB	128	04/2009	5	0	5
Buy		HSBC	84,690	04/2009	0	(2,235)	(2,235)
Sell		HSBC	326,608	04/2009	1,029	(75)	954
Sell		JPM	92,766	04/2009	177	(8)	169
Buy		RBS	73,290	04/2009	0	(1,692)	(1,692)
Buy		UBS	79,040	04/2009	0	(1,478)	(1,478)
Buy		HSBC	65,450	07/2009	0	(2,258)	(2,258)
Sell		HSBC	65,450	07/2009	47	(18)	29

					$191,752	$(305,610)	$(113,858)

34	PIMCO Funds	See Accompanying Notes

March 31, 2009

(u)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,031,743	$197,800,926	$142,304	$198,974,973
Short Sales, at value	0	(829)	0	(829)
Other Financial Instruments ++	1,761,391	(101,249)	11,987	1,672,129

Total	$2,793,134	$197,698,848	$154,291	$200,646,273

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$506,523	$(208,104)	$1,609	$7	$(32,213)	$(125,518)	$142,304
Other Financial Instruments ++	(21,462)	0	0	0	4,481	28,968	11,987

Total	$485,061	$(208,104)	$1,609	$7	$(27,732)	$(96,550)	$154,291

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	35

Financial Highlights  Total Return Fund

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Class A
03/31/2009	$10.91	$0.51	$(0.28)	$0.23	$(0.52)	$(0.49)
03/31/2008	10.43	0.49	0.55	1.04	(0.49)	(0.07)
03/31/2007	10.33	0.45	0.14	0.59	(0.45)	(0.04)
03/31/2006	10.57	0.38	(0.15)	0.23	(0.37)	(0.08)
03/31/2005	10.94	0.21	(0.03)	0.18	(0.22)	(0.33)
Class B
03/31/2009	10.91	0.43	(0.28)	0.15	(0.44)	(0.49)
03/31/2008	10.43	0.42	0.54	0.96	(0.41)	(0.07)
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
Class C
03/31/2009	10.91	0.44	(0.29)	0.15	(0.44)	(0.49)
03/31/2008	10.43	0.41	0.55	0.96	(0.41)	(0.07)
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)

(a)	Per share amounts based on average number of shares outstanding during the year.

36	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(1.01)	$10.13	2.49%	$17,656,880	1.08%	0.90%	4.92%	300%
0.00	(0.56)	10.91	10.29	13,154,435	0.96	0.90	4.68	226
0.00	(0.49)	10.43	5.83	11,824,650	0.90	0.90	4.35	257
(0.02)	(0.47)	10.33	2.17	10,426,405	0.90	0.90	3.61	325
0.00	(0.55)	10.57	1.60	9,059,096	0.90	0.90	1.94	470

0.00	(0.93)	10.13	1.73	965,329	1.83	1.65	4.14	300
0.00	(0.48)	10.91	9.48	1,127,848	1.70	1.65	3.95	226
0.00	(0.41)	10.43	5.04	1,304,268	1.65	1.65	3.60	257
(0.02)	(0.39)	10.33	1.41	1,604,106	1.65	1.65	2.83	325
0.00	(0.46)	10.57	0.84	1,963,136	1.65	1.65	1.18	470

0.00	(0.93)	10.13	1.72	4,934,686	1.83	1.65	4.19	300
0.00	(0.48)	10.91	9.47	2,884,366	1.71	1.65	3.93	226
0.00	(0.41)	10.43	5.05	2,456,435	1.65	1.65	3.61	257
(0.02)	(0.39)	10.33	1.41	2,458,316	1.65	1.65	2.85	325
0.00	(0.46)	10.57	0.84	2,548,509	1.65	1.65	1.18	470

Annual Report	March 31, 2009	37

Statement of Assets and Liabilities Total Return Fund	March 31, 2009

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$196,593,708
Investments in Affiliates, at value	1,031,743
Repurchase agreements, at value	1,349,522
Deposits with counterparty	735,625
Foreign currency, at value	336,735
Receivable for investments sold	7,549,772
Receivable for Fund shares sold	541,157
Interest and dividends receivable	1,206,741
Dividends receivable from Affiliates	251
Variation margin receivable	32,309
Swap premiums paid	384,777
Unrealized appreciation on foreign currency contracts	191,752
Unrealized appreciation on swap agreements	1,978,095
Other assets	1
211,932,188
Liabilities:
Payable for reverse repurchase agreements	$11,887,144
Payable for investments purchased	50,552,503
Payable for investments in Affiliates purchased	251
Payable for investments purchased on a delayed-delivery basis	29,657
Payable for short sales	829
Payable to counterparty	1,138,391
Payable for Fund shares redeemed	338,906
Dividends payable	86,663
Overdraft due to custodian	7,525
Written options outstanding	19,657
Accrued investment advisory fee	28,954
Accrued supervisory and administrative fee	28,319
Accrued distribution fee	8,568
Accrued servicing fee	6,568
Swap premiums received	417,076
Unrealized depreciation on foreign currency contracts	305,610
Unrealized depreciation on swap agreements	1,933,842
Other liabilities	96
66,790,559
Net Assets	$145,141,629
Net Assets Consist of:
Paid in capital	$150,549,845
(Overdistributed) net investment income	(603,922)
Accumulated undistributed net realized (loss)	(1,854,557)
Net unrealized (depreciation)	(2,949,737)
$145,141,629
Net Assets:
Class A	$17,656,880
Class B	965,329
Class C	4,934,686
Other Classes	121,584,734
Shares Issued and Outstanding:
Class A	1,742,745
Class B	95,279
Class C	487,057
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.13
Class B	10.13
Class C	10.13
Cost of Investments Owned	$201,294,486
Cost of Investments in Affiliates Owned	$1,031,743
Cost of Repurchase Agreements Owned	$1,349,522
Cost of Foreign Currency Held	$339,068
Proceeds Received on Short Sales	$829
Premiums Received on Written Options	$77,500
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

38	PIMCO Funds	See Accompanying Notes

Statement of Operations  Total Return Fund

Year Ended March 31, 2009 (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$7,892,251
Dividends from Affiliate investments	279
Miscellaneous income	1,760
Total Income	7,894,290

Expenses:
Investment advisory fees	329,078
Supervisory and administrative fees	301,839
Distribution fees - Class B	7,380
Distribution fees - Class C	26,174
Servicing fees - Class A	37,317
Servicing fees - Class B	2,460
Servicing fees - Class C	8,725
Distribution and/or servicing fees - Other Classes	81,869
Trustees' fees	257
Interest expense	238,600
Miscellaneous expense	274
Total Expenses	1,033,973

Net Investment Income	6,860,317

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	904,510
Net realized gain on Affiliate investments	164
Net realized gain on futures contracts, written options and swaps	1,067,056
Net realized gain on foreign currency transactions	1,186,796
Net change in unrealized (depreciation) on investments	(6,153,154)
Net change in unrealized appreciation on futures contracts, written options and swaps	78,456
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(352,072)
Net (Loss)	(3,268,244)

Net Increase in Net Assets Resulting from Operations	$3,592,073

* Foreign tax withholdings	$85

Annual Report	March 31, 2009	39

Statement of Changes in Net Assets  Total Return Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$6,860,317	$5,470,328
Net realized gain	3,158,362	2,455,744
Net realized gain on Affiliate investments	164	0
Net change in unrealized appreciation (depreciation)	(6,426,770)	3,255,488
Net increase resulting from operations	3,592,073	11,181,560

Distributions to Shareholders:
From net investment income
Class A	(754,648)	(538,338)
Class B	(41,826)	(46,349)
Class C	(151,672)	(97,102)
Other Classes	(6,074,074)	(4,782,594)
From net realized capital gains
Class A	(720,420)	(73,507)
Class B	(43,385)	(7,204)
Class C	(171,736)	(15,658)
Other Classes	(5,202,093)	(616,236)
Tax basis return of capital
Class A	0	0
Class B	0	0
Class C	0	0
Other Classes	0	0

Total Distributions	(13,159,854)	(6,176,988)

Fund Share Transactions:
Receipts for shares sold
Class A	10,435,200	5,006,053
Class B	233,673	111,234
Class C	2,819,587	819,657
Other Classes	49,730,634	36,471,790
Issued as reinvestment of distributions
Class A	1,139,063	476,204
Class B	60,678	36,590
Class C	197,638	70,330
Other Classes	10,302,418	4,877,259
Cost of shares redeemed
Class A	(6,009,510)	(4,632,810)
Class B	(384,553)	(373,915)
Class C	(730,058)	(570,871)
Other Classes	(38,853,318)	(24,983,993)
Net increase resulting from Fund share transactions	28,941,452	17,307,528

Fund Redemption Fee	3	616

Total Increase in Net Assets	19,373,674	22,312,716

Net Assets:
Beginning of year	125,767,955	103,455,239
End of year*	$145,141,629	$125,767,955

* Including undistributed (overdistributed) net investment income of:	$(603,922)	$248,776

40	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Fund has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status

Annual Report	March 31, 2009	41

Notes to Financial Statements  (Cont.)

of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedule of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes),

42	PIMCO Funds

March 31, 2009

including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

Annual Report	March 31, 2009	43

Notes to Financial Statements  (Cont.)

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Fund’s financial statement disclosures.

44	PIMCO Funds

March 31, 2009

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed- delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

Annual Report	March 31, 2009	45

Notes to Financial Statements  (Cont.)

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured

46	PIMCO Funds

March 31, 2009

loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedule of Investments.

(g) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or

Annual Report	March 31, 2009	47

Notes to Financial Statements  (Cont.)

instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(j) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

48	PIMCO Funds

March 31, 2009

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash segregated on the Statement of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value

Annual Report	March 31, 2009	49

Notes to Financial Statements  (Cont.)

of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

50	PIMCO Funds

March 31, 2009

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets,

Annual Report	March 31, 2009	51

Notes to Financial Statements  (Cont.)

and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which the Fund is the seller of protection are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements   Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and

52	PIMCO Funds

March 31, 2009

purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Fund may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Annual Report	March 31, 2009	53

Notes to Financial Statements  (Cont.)

The Fund restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net changes in realized gain (loss) on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

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March 31, 2009

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class P	Class R

0.21%(1)	0.21%(1)	0.40%	0.25%	0.31%(2)	0.40%

(1)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.21% per annum.
(2)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.31% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

Annual Report	March 31, 2009	55

Notes to Financial Statements  (Cont.)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

56	PIMCO Funds

March 31, 2009

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$3,939,321	$9,124

The Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Total Return Fund	$0	$2,866,779	$1,835,200	$0	$1,031,743	$279	$164

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects

Annual Report	March 31, 2009	57

Notes to Financial Statements  (Cont.)

associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$511,163,064	$447,721,369	$36,600,028	$18,643,402

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,006,627	$10,435,200	471,172	$5,006,053
Class B	22,641	233,673	10,439	111,234
Class C	273,549	2,819,587	76,566	819,657
Other Classes	4,783,648	49,730,634	3,436,752	36,471,790
Issued as reinvestment of distributions
Class A	112,525	1,139,063	45,044	476,204
Class B	5,997	60,678	3,468	36,590
Class C	19,585	197,638	6,654	70,330
Other Classes	1,015,987	10,302,418	461,283	4,877,259
Cost of shares redeemed
Class A	(581,806)	(6,009,510)	(444,270)	(4,632,810)
Class B	(36,709)	(384,553)	(35,576)	(373,915)
Class C	(70,384)	(730,058)	(54,373)	(570,871)
Other Classes	(3,750,766)	(38,853,318)	(2,369,145)	(24,983,993)
Net increase resulting from Fund share transactions	2,800,894	$28,941,452	1,608,014	$17,307,528

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

58	PIMCO Funds

March 31, 2009

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Annual Report	March 31, 2009	59

Notes to Financial Statements  (Cont.)

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post-October Deferral (3)
$0	$0	$(4,678,008)	$(325,078)	$0	$(405,130)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)
$203,818,607	$5,471,586	$(10,315,220)	$(4,843,634)

(4)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, passive foreign investment companies, interest only basis adjustments, and contingent payment debt instruments.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2009			March 31, 2008
Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital
$10,932,493	$2,227,361	$0	$6,176,988	$0	$0

(5)	Includes short-term capital gains, if any, distributed.

60	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Total Return Fund, one of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

Annual Report	March 31, 2009	61

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	GSC	Goldman Sachs & Co.
AIG	AIG International, Inc.	HSBC	HSBC Bank USA
BCLY	Barclays Bank PLC	JPM	JPMorgan Chase & Co.
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BOA	Bank of America	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	RBS	Royal Bank of Scotland Group PLC
CBA	Commonwealth Bank of Australia	SOG	Societe Generale
CITI	Citigroup, Inc.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	WAC	Wachovia Bank N.A.
DUB	Deutsche Bank AG

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	UAH	Ukrainian Hryvnia
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
AMEX	American Stock Exchange	ICEX	Iceland Stock Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade
CME	Chicago Mercantile Exchange	NYBEX	New York Board of Trade
FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
ICE	IntercontinentalExchange®	OTC	Over-the-Counter

62	PIMCO Funds

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index
CDX.HVol	Credit Derivatives Index - High Volatility	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.HY	Credit Derivatives Index - High Yield	eRAFI EM	eRAFI Emerging Markets
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.NA	Credit Derivatives Index - North America	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.XO	Credit Derivatives Index - Crossover	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	MCDX	Municipal Bond Credit Derivative Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	SPGCCNTR	S&P GSCITR Corn Index
DJAIGCI	Dow Jones-AIG Commodity Index	TUCPI	Turkey Consumer Price Index
DJAIGTR	Dow Jones-AIG Total Return Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	USSP	USD Swap Spread
DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	GTD	Guaranteed
AGC	Assured Guaranty Corp.	HUD	U.S. Department of Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corp.	ICR	Insured Custodial Receipts
BHAC	Berkshire Hathaway Assurance Corporation	IBC	Insured Bond Certificate
CM	California Mortgage Insurance	MAIA	Michigan Association of Insurance Agents
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance

Annual Report	March 31, 2009	63

GLOSSARY: (abbreviations that may be used in the preceding statements) (Cont.)	(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International
CMBS	Collateralized Mortgage-Backed Security	NSERO	India National Stock Exchange Interbank Offer Rate
CMM	Constant Maturity Mortgage Rate	PRIBOR	Prague Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HIBOR	Hong Kong Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
ISDA	International Swaps and Derivatives Association, Inc.	TIIE	Tasa de Interés Interbancaria de Equilibrio
JIBOR	Johannesburg Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
JSC	Joint Stock Company	WTI	West Texas Intermediate
KLIBOR	Kuala Lumpur Interbank Offered Rate

64	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.00%	0.00%	$5,982,593	$2,379,421

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

Annual Report	March 31, 2009	65

Management of the Trust	(Unaudited)

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office **and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.
Independent Trustees
E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust
Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.
J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).
William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

66	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2009	67

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

68	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC,

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC,

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank & Trust Company,

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP,

1775 I Street, N.W.

Washington, D.C., 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP,

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ053AR_24865

PIMCO Funds

Annual Report

MARCH 31, 2009

PIMCO Total Return Fund

Share Class

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

2	PIMCO Funds

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. If the Fund invests in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D Shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Barclays Capital U.S. Aggregate Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. In addition to its benchmark, the Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes. This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from October 1, 2008 to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	5

PIMCO Total Return Fund

	Class D:	PTTDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A curve-steepening bias in the U.S. and the U.K. benefited performance as both yield curves steepened over the period.

•	An overweight to Agency mortgage-backed securities benefited returns as this sector outperformed like-duration U.S. Treasuries.

•	A focus on financials significantly detracted from returns as the financials sub-sector underperformed the overall investment grade corporate sector. However, an underweight to corporate securities was slightly positive for performance as this sector underperformed like-duration U.S. Treasuries as credit premiums increased.

•	A modest allocation to high yield corporate bonds detracted from performance as spreads over U.S. Treasuries widened.

•	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries as spreads widened.

•

Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies during the first half of the period, benefited returns as these currencies appreciated relative to the U.S. dollar.

Allocation Breakdown‡

U.S. Government Agencies	66.9%
Corporate Bonds & Notes	18.7%
U.S. Treasury Obligations	3.1%
Mortgage-Backed Securities	2.5%
Short-Term Instruments	1.4%
Other	7.4%

‡	% of Total Investments as of 03/31/09

6	PIMCO Funds

PIMCO Total Return Fund  (Cont’d)

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Class D	2.65%	4.58%	6.10%	7.83%
Barclays Capital U.S. Aggregate Index	3.13%	4.13%	5.70%	7.32%	*
Lipper Intermediate Investment Grade Debt Funds Average	-4.82%	1.27%	3.78%	6.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D

Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,063.77	$1,020.09
Expenses Paid During Period†	$4.99	$4.89

† Expenses are equal to the net annualized expense ratio of 0.97% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	7

Benchmark Descriptions

Index	Description
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.
Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.
Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.
MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.
S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

8	PIMCO Funds

Summary Schedule of Investments Total Return Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
PIMCO FUNDS (h)
Total PIMCO Funds (l) (Cost $1,031,743)		$1,031,743	0.7%
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (l) (Cost $639,670)		364,173	0.3%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos. LLC
1.262% - 7.625% due 07/16/2009 - 02/01/2018	$1,476,959	1,463,414	1.0%
Citigroup, Inc.
1.262% - 7.250% due 06/09/2009 - 08/25/2036	2,457,605	2,161,298	1.5%
Goldman Sachs Group, Inc.
0.613% - 7.500% due 06/23/2009 - 10/01/2037	1,962,298	1,736,905	1.2%
Merrill Lynch & Co., Inc.
0.611% - 7.750% due 05/08/2009 - 05/14/2038	2,307,293	1,957,784	1.3%
Other Banking & Finance (a)(l)(m)		19,420,953	13.4%

Total Banking & Finance		26,740,354	18.4%

INDUSTRIALS
Total Industrials (a)(c)(l)(r)		7,699,880	5.3%
UTILITIES
Total Utilities (l)		2,726,775	1.9%

Total Corporate Bonds & Notes (Cost $42,883,268)		37,167,009	25.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (c)(f)(l)(r) (Cost $4,079,393)		3,889,535	2.7%
U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 06/01/2035	1,250,614	1,293,307	0.9%
5.000% due 08/01/2035	815,450	843,163	0.6%
5.000% due 10/01/2035	1,336,912	1,382,346	1.0%
5.000% due 03/01/2036	1,320,142	1,365,003	0.9%
5.000% due 03/01/2036 (m)	1,670,775	1,727,555	1.2%
5.000% due 04/01/2039	8,299,107	8,562,350	5.9%
5.000% due 05/01/2039	815,000	838,558	0.6%
5.500% due 05/01/2034	38,954	40,565	0.0%
5.500% due 05/01/2034 (m)	1,487,877	1,550,995	1.1%
5.500% due 09/01/2034	867,442	903,157	0.6%
5.500% due 11/01/2034	938,168	976,795	0.7%
5.500% due 01/01/2035	768,879	800,533	0.5%
5.500% due 02/01/2035	481,706	501,530	0.3%
5.500% due 02/01/2035 (k)	252,613	263,330	0.2%
5.500% due 07/01/2036	3,845	3,995	0.0%
5.500% due 07/01/2036 (m)	1,887,817	1,965,542	1.4%
5.500% due 08/01/2037	223,976	232,873	0.2%
5.500% due 08/01/2037 (m)	8,048,045	8,375,880	5.8%
5.500% due 08/01/2037 (n)	1,388,642	1,444,513	1.0%
5.500% due 01/01/2038	915,899	951,696	0.7%
5.500% due 02/01/2038	770,709	800,855	0.5%

See Accompanying Notes	Annual Report	March 31, 2009	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
5.500% due 02/01/2038 (n)	$1,438,565	$1,495,096	1.0%
5.500% due 03/01/2038	647,477	672,784	0.5%
5.500% due 06/01/2038	826,276	858,594	0.6%
5.500% due 06/01/2038 (m)	2,863,747	2,975,675	2.1%
5.500% due 06/01/2038 (m)(n)	7,933,843	8,245,618	5.6%
5.500% due 07/01/2038	800,971	832,277	0.6%
5.500% due 09/01/2038	737,699	766,531	0.5%
5.500% due 09/01/2038 (n)	1,014,809	1,054,473	0.7%
5.500% due 04/01/2039	13,243,660	13,746,509	9.5%
5.500% due 05/01/2039	1,261,040	1,305,768	0.9%
6.000% due 09/01/2036	808,343	845,910	0.6%
6.000% due 10/01/2036	761,161	796,523	0.5%
6.000% due 11/01/2036	596,815	624,541	0.4%
6.000% due 04/01/2037	773,174	808,632	0.6%
6.000% due 05/01/2037	667,197	697,820	0.5%
6.000% due 06/01/2037	743,960	778,040	0.5%
6.000% due 07/01/2037	819,806	857,338	0.6%
6.000% due 08/01/2037	907,553	949,108	0.7%
6.000% due 09/01/2037	2,916,519	3,050,019	2.1%
6.000% due 10/01/2037	602,679	630,267	0.4%
6.000% due 09/01/2038	578,187	604,653	0.4%
6.000% due 10/01/2038	174,035	182,001	0.1%
6.000% due 10/01/2038 (m)	2,175,187	2,274,754	1.6%
6.000% due 04/01/2039	8,645,691	9,030,699	6.2%
6.000% due 05/01/2039	5,362,062	5,587,435	3.9%
0.000% - 1000.000% due 04/01/2009 - 01/25/2048 (b)(d)(n)	22,329,922	23,206,790	16.0%
Freddie Mac
5.500% due 08/01/2037	604,966	628,532	0.4%
5.500% due 01/01/2038	857,389	890,744	0.6%
5.500% due 02/01/2038 (m)	2,800,594	2,909,533	2.0%
5.500% due 04/01/2038	745,393	774,387	0.5%
5.500% due 06/01/2038 (m)	893,982	928,757	0.6%
5.500% due 04/01/2039	1,786,500	1,853,772	1.3%
6.000% due 04/01/2039	1,260,100	1,317,395	0.9%
0.562% - 1007.500% due 07/01/2009 - 02/25/2045 (b)(d)	4,025,957	4,130,780	2.8%
Ginnie Mae
0.945% - 17.000% due 04/15/2009 - 3/15/2041 (n)	1,519,720	1,588,240	1.1%
Other U.S. Government Agencies (l)		437,783	0.3%

Total U.S. Government Agencies (Cost $129,364,392)		133,162,319	91.7%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (g)
2.125% due 01/15/2019 (m)	983,300	1,050,902	0.7%
2.500% due 01/15/2029	585,929	636,831	0.5%
1.625% - 3.875% due 01/15/2012 - 4/15/2029 (m)	2,033,533	2,110,774	1.5%
U.S. Treasury Bonds
3.500% due 02/15/2039	940,000	931,778	0.6%
U.S. Treasury Notes
2.375% due 03/31/2016	1,000,000	1,007,422	0.7%
Other U.S. Treasury Obligations (l)		329,123	0.2%

Total U.S. Treasury Obligations (Cost $5,780,646)		6,066,830	4.2%

10	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (b)(l)(r) (Cost $6,999,871)			$4,979,455	3.4%
ASSET-BACKED SECURITIES
SLM Student Loan Trust
2.659% due 04/25/2023		$1,311,430	1,288,876	0.9%
1.139% - 2.859% due 07/25/2013 - 12/15/2033		293,600	275,856	0.2%
Other Asset-Backed Securities (l)(r)			2,117,172	1.4%

Total Asset-Backed Securities (Cost $3,920,309)			3,681,904	2.5%

SOVEREIGN ISSUES
Total Sovereign Issues (l) (Cost $344,814)			343,839	0.2%
FOREIGN CURRENCY-DENOMINATED ISSUES
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	19,569	0.0%
1.806% - 2.703% due 10/20/2009 - 9/26/2013	EUR	66,225	78,029	0.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	6,880,160	2,853,563	2.0%
Citigroup, Inc.
1.698% - 4.250% due 6/28/2013 - 2/25/2030	EUR	93,500	62,157	0.0%
Goldman Sachs Group, Inc.
2.238% - 6.375% due 02/04/2013 - 05/02/2018		84,700	86,436	0.1%
Merrill Lynch & Co., Inc.
1.934% - 2.820% due 02/08/2010 - 07/22/2014		25,500	28,945	0.0%
Other Foreign Currency-Denominated Issues (a)(l)(r)			1,026,901	0.7%

Total Foreign Currency-Denominated Issues (Cost $5,418,180)			4,155,600	2.9%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (l)			516,471	0.4%
COMMERCIAL PAPER
Fannie Mae
1.191% - 1.200% due 05/11/2009 - 05/27/2009		$9,800	9,797	0.0%
Freddie Mac
0.230% - 0.685% due 04/6/2009 - 09/21/2009		27,900	27,865	0.0%
Other Commercial Paper (l)			1,401	0.0%

Total Commercial Paper			39,063	0.0%

REPURCHASE AGREEMENTS
Barclays Capital, Inc.
0.160% due 04/01/2009		9,000	9,000	0.0%
(Dated 03/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $9,184. Repurchase proceeds are $9,000.)

See Accompanying Notes	Annual Report	March 31, 2009	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
0.200% due 04/02/2009	$5,500	$5,500	0.0%
(Dated 04/01/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $5,605. Repurchase proceeds are $5,500.)
Fixed Income Clearing Corp.
0.080% due 04/01/2009	138,672	138,672	0.1%
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 3.625% - 4.875% due 06/30/2012 - 05/15/2013 valued at $141,451. Repurchase proceeds are $138,672.)
0.100% due 04/01/2009	100,000	100,000	0.1%

(Dated 03/31/2009. Collateralized by Fannie Mae 5.500% - 5.750% due 09/18/2017 - 07/14/2028 valued at $88,237 and Freddie Mac 6.750% due 03/15/2031 valued at $13,765. Repurchase proceeds are $100,000.)

Goldman Sachs & Co.
0.170% due 04/01/2009	15,400	15,400	0.0%
(Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 12/01/2019 valued at $15,491. Repurchase proceeds are $15,400.)
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	790,976	790,976	0.5%
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $805,072. Repurchase proceeds are $790,979.)
0.190% due 04/01/2009	14,062	14,062	0.0%
(Dated 03/31/2009. Collateralized by Fannie Mae 3.875% due 07/12/2013 valued at $6,032 and Freddie Mac 2.375% - 4.875% due 05/28/2010 - 11/17/2015 valued at $8,341. Repurchase proceeds are $14,063.)
0.200% due 04/02/2009	41,612	41,612	0.0%
(Dated 04/01/2009. Collateralized by U.S. Treasury Bills 0.596% due 11/19/2009 valued at $42,060. Repurchase proceeds are $41,613.)
0.210% due 04/02/2009	97,600	97,600	0.1%
(Dated 04/01/2009. Collateralized by Fannie Mae 0.000% due 12/31/2009 valued at $9,817 and Freddie Mac 0.750% due 02/08/2010 valued at $89,922. Repurchase proceeds are $97,601.)
0.230% due 04/01/2009	136,700	136,700	0.1%
(Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $138,034. Repurchase proceeds are $136,701.)

Total Repurchase Agreements		1,349,522	0.9%

U.S. CASH MANAGEMENT BILLS
U.S. Cash Management Bills
0.980% due 05/15/2009 (j)	14,660	14,659	0.0%

Total U.S. Cash Management Bills		14,659	0.0%

U.S. TREASURY BILLS
U.S. Treasury Bills
0.005% - 0.258% due 04/02/2009 - 6/11/2009 (e)(i)(j)	955,375	955,332	0.7%

Total U.S. Treasury Bills		955,332	0.7%

Total Short-Term Instruments (Cost $2,876,741)		2,875,047	2.0%

12	PIMCO Funds	See Accompanying Notes

March 31, 2009

	VALUE (000S)	% OF NET ASSETS
PURCHASED OPTIONS (p)
(Cost $336,724)	$1,257,519	0.9%

Total Investments (Cost $203,675,751)	$198,974,973	137.1%

Written Options (q) (Premiums $77,500)	(19,657)	(0.0%)

Other Assets and Liabilities (Net)	(53,813,687)	(37.1%)

Net Assets	$145,141,629	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains securities in default.
(b)	The grouping contains Interest only securities.
(c)	The grouping contains when-issued securities.
(d)	The grouping contains Principal only securities.
(e)	Coupon represents a weighted average rate.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	The Total Return Fund is investing in shares of affiliated Funds.
(i)	Securities with an aggregate market value of $7,380 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(j)	Securities with an aggregate market value of $907,222 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(k)	Securities with an aggregate market value of $141,449 and cash of $346,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(l)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2009.
(m)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $13,476,147 at a weighted average interest rate of 1.759%. On March 31, 2009, securities valued at $12,670,380 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $269,231 and cash of $389,125 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	5,000	$1,428
90-Day Euribor June Futures	Long	06/2009	4,202	57,289
90-Day Euribor June Futures	Long	06/2010	721	370
90-Day Euribor March Futures	Long	03/2010	5,000	1,951
90-Day Euribor March Futures	Long	03/2011	154	100
90-Day Euribor September Futures	Long	09/2010	1,444	788
90-Day Eurodollar December Futures	Long	12/2009	43,109	241,111
90-Day Eurodollar June Futures	Long	06/2009	102,401	553,344
90-Day Eurodollar June Futures	Long	06/2010	1,599	10,198
90-Day Eurodollar March Futures	Long	03/2010	33,400	200,274
90-Day Eurodollar September Futures	Long	09/2009	59,603	330,417
90-Day Eurodollar September Futures	Long	09/2010	1,386	9,008
U.S. Treasury 5-Year Note June Futures	Long	06/2009	4,200	6,699
U.S. Treasury 10-Year Note June Futures	Long	06/2009	10,274	32,478

See Accompanying Notes	Annual Report	March 31, 2009	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	$12,779
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	300,928

				$1,761,391

(o)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%	)	12/20/2016	1.569%	$10,000	$674	$0	$674
ABX Financing Co.	MSC	(0.640%	)	12/20/2016	1.569%	2,300	138	169	(31)
Ace INA Holdings, Inc.	BOA	(0.400%	)	06/20/2014	1.250%	2,100	85	97	(12)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%	1,300	53	47	6
Aetna, Inc.	DUB	(0.983%	)	09/20/2018	1.270%	12,000	265	0	265
Aetna, Inc.	JPM	(0.850%	)	06/20/2016	1.270%	15,000	392	152	240
Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	1.879%	7,836	54	0	54
Alcoa, Inc.	BCLY	(1.160%	)	09/20/2013	8.028%	17,800	3,945	355	3,590
Alcoa, Inc.	BOA	(0.560%	)	03/20/2017	7.032%	3,000	911	457	454
Alcoa, Inc.	BOA	(1.290%	)	09/20/2018	6.866%	20,000	5,742	0	5,742
Alcoa, Inc.	CITI	(1.300%	)	09/20/2018	6.866%	10,000	2,866	0	2,866
Alcoa, Inc.	DUB	(1.450%	)	09/20/2013	8.028%	25,000	5,303	0	5,303
Alcoa, Inc.	GSC	(1.320%	)	09/20/2018	6.866%	2,200	629	424	205
Alcoa, Inc.	UBS	(1.190%	)	09/20/2013	8.028%	2,200	486	272	214
Altria Group, Inc.	BCLY	(1.450%	)	12/20/2013	1.054%	10,000	(179)	0	(179)
Altria Group, Inc.	BCLY	(1.170%	)	12/20/2018	1.126%	5,000	(20)	0	(20)
Altria Group, Inc.	BOA	(1.550%	)	12/20/2018	1.126%	6,000	(214)	0	(214)
Altria Group, Inc.	GSC	(1.470%	)	12/20/2013	1.054%	20,000	(377)	0	(377)
Altria Group, Inc.	MSC	(1.470%	)	12/20/2013	1.054%	10,000	(188)	0	(188)
Altria Group, Inc.	RBS	(1.490%	)	03/20/2019	1.131%	8,000	(240)	0	(240)
American Electric Power Co., Inc.	CITI	(0.830%	)	06/20/2015	0.745%	8,300	(43)	0	(43)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	36.326%	6,000	3,664	2,516	1,148
American International Group, Inc.	DUB	(5.000%	)	06/20/2017	17.492%	30,000	11,296	5,100	6,196
AmerisourceBergen Corp.	MSC	(0.600%	)	09/20/2012	0.678%	10,000	24	0	24
Amgen, Inc.	GSC	(0.940%	)	06/20/2017	0.830%	15,000	(124)	0	(124)
Anadarko Finance Co.	BOA	(0.900%	)	06/20/2011	2.186%	10,600	287	0	287
Anadarko Petroleum Corp.	CITI	(0.330%	)	03/20/2012	2.289%	1,800	98	61	37
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	1.100%	3,000	50	78	(28)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%	20,000	20	0	20
AutoZone, Inc.	BOA	(1.890%	)	03/20/2014	1.100%	10,000	(370)	0	(370)
AutoZone, Inc.	BOA	(0.870%	)	06/20/2016	1.054%	1,000	12	28	(16)
AutoZone, Inc.	BOA	(1.100%	)	09/20/2018	1.021%	15,000	(99)	0	(99)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%	1,850	27	37	(10)
AutoZone, Inc.	CITI	(1.030%	)	03/20/2014	1.100%	10,000	29	0	29
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	1.021%	5,000	(120)	0	(120)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	1.062%	10,000	148	0	148
AutoZone, Inc.	UBS	(1.320%	)	09/20/2018	1.021%	7,000	(169)	0	(169)
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.716%	28,000	(149)	0	(149)
Avon Products, Inc.	CSFB	(0.160%	)	03/20/2011	0.530%	10,000	72	0	72
Bank of America Corp.	BCLY	(1.450%	)	03/20/2010	5.367%	20,000	716	0	716

14	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.650%	)	12/20/2009	5.363%	$33,000	$840	$0	$840
Bank of America Corp.	JPM	(1.450%	)	12/20/2009	5.363%	50,000	1,346	0	1,346
Baxter International, Inc.	BOA	(0.310%	)	06/20/2018	0.439%	8,000	83	63	20
Baxter International, Inc.	GSC	(0.340%	)	06/20/2018	0.439%	2,000	16	8	8
BHP Billiton Finance Ltd.	BOA	(0.135%	)	03/20/2012	1.869%	10,000	490	0	490
Black & Decker Corp.	BCLY	(2.100%	)	12/20/2016	1.902%	20,000	(267)	0	(267)
Black & Decker Corp.	BOA	(2.225%	)	12/20/2014	2.225%	25,000	0	0	0
Black & Decker Corp.	GSC	(2.225%	)	12/20/2014	2.225%	15,000	0	0	0
Block Financial LLC	BOA	(1.550%	)	03/20/2013	1.237%	32,100	(391)	(113)	(278)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	1.237%	6,000	25	0	25
Block Financial LLC	DUB	(1.050%	)	03/20/2013	1.237%	5,000	33	0	33
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%	10,000	(17)	0	(17)
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	1.600%	10,000	235	0	235
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	9.606%	18,000	2,931	0	2,931
Cardinal Health, Inc.	BCLY	(0.420%	)	12/20/2016	0.888%	13,000	413	0	413
Cardinal Health, Inc.	DUB	(0.500%	)	12/20/2016	0.888%	10,000	263	109	154
Cardinal Health, Inc.	GSC	(0.710%	)	06/20/2017	0.890%	9,600	122	0	122
CBS Corp.	JPM	(0.590%	)	09/20/2012	2.736%	15,000	1,017	0	1,017
CIGNA Corp.	BOA	(1.250%	)	03/20/2018	2.259%	3,000	209	(63)	272
CIGNA Corp.	GSC	(0.970%	)	03/20/2018	2.259%	12,000	1,071	0	1,071
CIGNA Corp.	MSC	(1.210%	)	03/20/2018	2.259%	5,000	363	(89)	452
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	0.012%	5,000	51	157	(106)
CNA Financial Corp.	BCLY	(0.295%	)	09/20/2011	4.225%	15,000	1,319	0	1,319
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	3.454%	10,000	944	1,209	(265)
CNA Financial Corp.	BOA	(0.690%	)	12/20/2014	3.454%	10,600	1,344	0	1,344
CNA Financial Corp.	BOA	(4.170%	)	12/20/2014	3.454%	8,000	(276)	0	(276)
CNA Financial Corp.	BOA	(3.360%	)	09/20/2016	3.285%	6,250	(34)	0	(34)
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	3.454%	10,200	1,398	0	1,398
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%	14,000	1,184	255	929
Comcast Corp.	BCLY	(0.390%	)	03/20/2014	1.580%	15,000	805	864	(59)
Comcast Corp.	JPM	(0.535%	)	03/20/2016	1.530%	15,000	896	0	896
Comcast Corp.	MSC	(0.360%	)	03/20/2014	1.580%	11,500	633	0	633
Commercial Metals Co.	BOA	(1.430%	)	09/20/2018	4.989%	3,000	631	0	631
Commercial Metals Co.	DUB	(1.005%	)	09/20/2017	5.076%	15,660	3,528	1,369	2,159
Commercial Metals Co.	JPM	(1.430%	)	09/20/2018	4.989%	10,000	2,101	0	2,101
Computer Sciences Corp.	BCLY	(1.230%	)	03/20/2013	0.665%	5,000	(110)	0	(110)
Computer Sciences Corp.	BCLY	(1.550%	)	03/20/2018	0.700%	10,000	(667)	0	(667)
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.665%	2,000	3	17	(14)
Computer Sciences Corp.	UBS	(1.130%	)	03/20/2018	0.700%	8,745	(296)	0	(296)
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%	6,000	799	730	69
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%	19,000	3,526	1,663	1,863
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	5.000%	10,000	1,451	0	1,451
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	5,052	87	0	87
CSX Corp.	DUB	(1.550%	)	06/20/2017	1.584%	21,200	37	72	(35)
CSX Corp.	JPM	(0.165%	)	03/20/2011	1.378%	10,600	248	0	248
CVS Caremark Corp.	BOA	(0.550%	)	09/20/2016	0.837%	6,745	127	0	127
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.904%	10,200	161	0	161
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.904%	6,200	99	0	99
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	3.000%	15,000	854	0	854
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%	8,000	(216)	0	(216)
Daimler Finance N.A. LLC	BOA	(1.290%	)	12/20/2013	2.659%	12,000	667	0	667
Daimler Finance N.A. LLC	GSC	(6.750%	)	06/20/2010	2.902%	8,000	(387)	0	(387)
Daimler Finance N.A. LLC	GSC	(6.750%	)	03/20/2011	2.997%	30,000	(2,190)	0	(2,190)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%	10,000	283	0	283

See Accompanying Notes	Annual Report	March 31, 2009	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler Finance N.A. LLC	JPM	(0.520%	)	03/20/2011	2.997%	$10,000	$464	$0	$464
Daimler Finance N.A. LLC	JPM	(0.655%	)	03/20/2011	2.997%	10,000	438	0	438
Daimler Finance N.A. LLC	RBS	(0.480%	)	09/20/2011	3.000%	10,000	582	0	582
Darden Restaurants, Inc.	CITI	(1.450%	)	12/20/2017	1.472%	2,000	2	96	(94)
Darden Restaurants, Inc.	CITI	(1.920%	)	12/20/2017	1.472%	7,000	(230)	0	(230)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.472%	5,000	(283)	0	(283)
Deutsche Telekom International Finance BV	CITI	(1.130%	)	09/20/2018	1.160%	10,000	16	0	16
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%	22,000	122	0	122
Dominion Resources, Inc.	CITI	(0.740%	)	06/20/2018	0.670%	20,000	(117)	0	(117)
Dominion Resources, Inc.	JPM	(0.385%	)	12/20/2016	0.677%	3,000	60	160	(100)
Dominion Resources, Inc.	JPM	(0.750%	)	06/20/2018	0.670%	2,000	(13)	0	(13)
Dominion Resources, Inc.	MLP	(0.430%	)	03/20/2016	0.681%	15,000	236	0	236
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.095%	6,669	(239)	0	(239)
Embarq Corp.	BOA	(2.200%	)	06/20/2016	1.095%	4,000	(284)	0	(284)
EnCana Corp.	GSC	(1.430%	)	12/20/2011	2.425%	10,500	263	0	263
Enterprise Products Operating LP	MLP	(0.200%	)	03/20/2011	2.833%	14,300	708	202	506
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	6.920%	10,000	1,275	789	486
Exelon Corp.	CITI	(3.730%	)	06/20/2015	3.009%	12,800	(488)	0	(488)
Exelon Corp.	MLP	(0.520%	)	06/20/2015	3.009%	10,000	1,267	0	1,267
Exelon Generation Co. LLC	JPM	(1.180%	)	12/20/2017	3.131%	8,000	999	1,293	(294)
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	4.211%	16,500	(60)	0	(60)
FirstEnergy Corp.	MLP	(0.130%	)	12/20/2011	1.180%	12,300	339	90	249
Fortune Brands, Inc.	BOA	(0.830%	)	03/20/2016	2.444%	20,800	1,902	1,485	417
Fortune Brands, Inc.	JPM	(1.500%	)	03/20/2016	2.444%	10,000	531	217	314
Fosters Finance Corp.	BCLY	(2.140%	)	12/20/2014	1.500%	6,000	(202)	0	(202)
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	14.539%	6,500	1,637	0	1,637
GATX Financial Corp.	JPM	(0.220%	)	06/20/2011	4.740%	10,500	952	0	952
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	4.951%	7,080	789	452	337
General Mills, Inc.	GSC	(0.410%	)	09/20/2013	0.779%	6,000	93	0	93
General Mills, Inc.	GSC	(0.430%	)	09/20/2013	0.779%	9,000	132	0	132
General Mills, Inc.	JPM	(0.180%	)	03/20/2012	0.710%	10,400	159	0	159
Genworth Financial, Inc.	BCLY	(0.879%	)	06/20/2018	26.643%	8,000	4,854	2,790	2,064
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	26.643%	4,000	2,417	1,260	1,157
GMAC LLC	RBS	(1.250%	)	06/20/2011	21.034%	15,000	4,792	0	4,792
Goldman Sachs Group, Inc.	CITI	(2.600%	)	03/20/2019	2.402%	20,000	(308)	0	(308)
Goldman Sachs Group, Inc.	DUB	(2.500%	)	03/20/2019	2.402%	30,000	(243)	0	(243)
H.J. Heinz Co.	BOA	(0.540%	)	09/20/2013	0.725%	10,000	77	105	(28)
H.J. Heinz Co.	CITI	(0.580%	)	09/20/2013	0.725%	5,000	30	0	30
H.J. Heinz Co.	JPM	(0.530%	)	09/20/2013	0.725%	5,000	40	0	40
H.J. Heinz Co.	RBS	(0.470%	)	09/20/2013	0.725%	10,000	107	0	107
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%	8,200	83	0	83
H.J. Heinz Finance Co.	JPM	(0.390%	)	03/20/2012	0.725%	15,400	147	0	147
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	16.495%	20,000	9,347	3,056	6,291
Hasbro, Inc.	BOA	(0.940%	)	09/20/2017	1.450%	8,995	322	411	(89)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	8.100%	7,350	1,161	0	1,161
HCP, Inc.	DUB	(3.860%	)	03/20/2018	7.146%	20,000	3,255	1,296	1,959
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%	5,000	782	0	782
HCP, Inc.	MLP	(0.650%	)	09/20/2016	7.390%	13,500	4,120	0	4,120
Health Care REIT, Inc.	BCLY	(3.310%	)	06/20/2015	6.808%	5,000	736	0	736
Home Depot, Inc.	GSC	(1.920%	)	03/20/2016	1.768%	3,000	(29)	164	(193)
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	10.417%	16,900	5,211	329	4,882
HSBC Finance Corp.	DUB	(1.450%	)	06/20/2016	9.118%	10,000	3,002	3	2,999
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	9.118%	10,000	3,488	0	3,488

16	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%	$20,000	$7,658	$0	$7,658
International Paper Co.	BCLY	(5.030%	)	06/20/2018	4.445%	20,000	(738)	0	(738)
International Paper Co.	BOA	(5.980%	)	06/20/2014	5.047%	7,000	(279)	0	(279)
International Paper Co.	BOA	(0.755%	)	06/20/2016	4.699%	14,250	2,870	1,799	1,071
International Paper Co.	BOA	(0.870%	)	06/20/2016	4.699%	1,400	274	177	97
International Paper Co.	MSC	(0.190%	)	03/20/2010	5.281%	9,700	464	0	464
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	52.623%	10,000	5,886	0	5,886
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	49.902%	10,000	6,371	0	6,371
JCPenney Corp., Inc.	DUB	(0.270%	)	03/20/2010	4.552%	28,300	1,143	454	689
Johnson Controls, Inc.	JPM	(0.500%	)	03/20/2016	6.359%	20,000	5,556	0	5,556
JPMorgan Chase & Co.	BCLY	(1.250%	)	06/20/2010	2.803%	20,000	361	0	361
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	25,000	436	0	436
JPMorgan Chase & Co.	BNP	(1.250%	)	12/20/2009	2.998%	30,000	363	0	363
JPMorgan Chase & Co.	CSFB	(1.050%	)	12/20/2009	2.998%	100,000	1,362	0	1,362
JPMorgan Chase & Co.	CSFB	(1.090%	)	03/20/2010	2.999%	30,000	537	0	537
JPMorgan Chase & Co.	DUB	(1.300%	)	12/20/2009	2.998%	20,000	235	0	235
JSC Gazprom	JPM	(2.170%	)	08/20/2013	7.273%	35,000	5,994	0	5,994
Kellogg Co.	BNP	(0.420%	)	06/20/2011	0.530%	10,500	62	0	62
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	0.474%	10,500	80	0	80
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.463%	6,900	2	65	(63)
Kohl’s Corp.	BOA	(1.910%	)	12/20/2017	1.454%	46,000	(1,538)	288	(1,826)
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.932%	5,000	(44)	8	(52)
Kraft Foods, Inc.	CITI	(0.990%	)	06/20/2018	0.932%	4,000	(20)	0	(20)
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	0.927%	6,000	(13)	20	(33)
Kraft Foods, Inc.	JPM	(0.150%	)	12/20/2011	0.954%	10,000	212	0	212
Kraft Foods, Inc.	JPM	(0.160%	)	12/20/2011	0.954%	10,000	210	0	210
Kraft Foods, Inc.	JPM	(0.170%	)	06/20/2012	0.975%	10,400	259	0	259
Kroger Co.	MSC	(0.530%	)	03/20/2013	1.094%	5,000	105	0	105
Lennar Corp.	DUB	(0.785%	)	12/20/2011	5.899%	9,000	1,072	0	1,072
Lexmark International, Inc.	BOA	(1.400%	)	06/20/2018	3.150%	13,000	1,520	0	1,520
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	3.150%	5,590	(42)	0	(42)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	3.150%	15,880	1,151	0	1,151
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	6.354%	7,600	1,386	836	550
Lockheed Martin Corp.	BOA	(0.370%	)	06/20/2016	0.646%	4,600	82	52	30
Loews Corp.	BOA	(0.660%	)	03/20/2016	0.840%	7,500	83	207	(124)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.840%	20,000	702	0	702
Loews Corp.	JPM	(0.300%	)	03/20/2016	0.840%	9,800	331	0	331
Ltd. Brands, Inc.	DUB	(4.800%	)	09/20/2017	4.328%	43,000	(1,240)	0	(1,240)
Ltd. Brands, Inc.	JPM	(2.850%	)	09/20/2017	4.328%	2,700	227	150	77
Ltd. Brands, Inc.	RBS	(4.500%	)	09/20/2017	4.328%	18,700	(215)	0	(215)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	6.168%	11,810	(347)	0	(347)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%	)	09/20/2015	6.168%	10,000	(504)	0	(504)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%	5,000	166	0	166
Macy’s Retail Holdings, Inc.	BOA	(6.870%	)	03/20/2012	7.136%	7,000	29	0	29
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%	5,000	682	433	249
Macy’s Retail Holdings, Inc.	BOA	(7.060%	)	09/20/2015	6.168%	8,000	(335)	0	(335)
Macy’s Retail Holdings, Inc.	BOA	(2.920%	)	12/20/2016	5.919%	10,000	1,468	1,220	248
Macy’s Retail Holdings, Inc.	CSFB	(0.160%	)	09/20/2009	7.313%	10,000	334	0	334
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	6.168%	10,000	1,618	1,103	515
Macy’s Retail Holdings, Inc.	UBS	(2.640%	)	09/20/2017	5.790%	22,500	3,677	1,376	2,301
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	2.768%	2,200	258	400	(142)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	3.667%	10,000	1,185	2,739	(1,554)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	3.667%	1,400	159	137	22
Marriott International, Inc.	CITI	(0.260%	)	06/20/2012	4.342%	15,000	1,737	0	1,737
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	3.789%	5,000	485	577	(92)

See Accompanying Notes	Annual Report	March 31, 2009	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%	$18,000	$85	$0	$85
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.890%	20,000	64	0	64
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.890%	30,000	(188)	(237)	49
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.950%	8,000	31	0	31
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.865%	10,000	138	85	53
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.865%	11,000	107	60	47
Masco Corp.	CITI	(4.240%	)	03/20/2017	4.595%	9,020	161	0	161
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%	5,000	689	0	689
Masco Corp.	MSC	(0.680%	)	09/20/2013	5.250%	10,800	1,780	0	1,780
Masco Corp.	UBS	(4.650%	)	12/20/2016	4.632%	10,000	(26)	0	(26)
Mattel, Inc.	JPM	(0.400%	)	06/20/2011	1.272%	10,300	193	0	193
Maytag Corp.	JPM	(0.460%	)	06/20/2015	1.350%	10,000	492	0	492
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.596%	1,600	25	15	10
McKesson Corp.	BOA	(1.020%	)	03/20/2017	0.596%	10,000	(305)	(320)	15
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.604%	8,000	(26)	0	(26)
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	1.278%	9,000	9	0	9
MDC Holdings, Inc.	MLP	(1.350%	)	12/20/2012	1.250%	10,500	(42)	0	(42)
Miller Brewing Co.	BCLY	(1.250%	)	09/20/2013	1.950%	15,000	419	0	419
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	2.938%	20,000	2,527	0	2,527
Nabors Industries, Inc.	CITI	(2.510%	)	03/20/2018	2.938%	2,200	61	0	61
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	2.938%	6,000	928	832	96
Nabors Industries, Inc.	DUB	(0.900%	)	03/20/2018	2.938%	15,000	2,047	0	2,047
National Semiconductor Corp.	BOA	(1.470%	)	06/20/2017	2.991%	12,000	1,138	267	871
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	6.749%	13,600	1,788	0	1,788
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	2.549%	12,000	(149)	0	(149)
Newell Rubbermaid, Inc.	CITI	(0.130%	)	06/20/2010	2.750%	14,000	438	0	438
Newell Rubbermaid, Inc.	GSC	(1.350%	)	06/20/2010	2.750%	10,000	119	0	119
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	2.570%	19,000	1,013	0	1,013
NiSource Finance Corp.	RBS	(0.540%	)	03/20/2013	4.522%	12,400	1,655	0	1,655
Nordstrom, Inc.	BOA	(0.850%	)	03/20/2018	3.518%	4,300	722	693	29
Nordstrom, Inc.	BOA	(0.990%	)	03/20/2018	3.518%	200	31	30	1
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	3.518%	15,000	(1,608)	0	(1,608)
Nordstrom, Inc.	BOA	(5.200%	)	03/20/2018	3.518%	10,000	(1,079)	0	(1,079)
Nordstrom, Inc.	DUB	(1.530%	)	03/20/2018	3.518%	12,925	1,613	0	1,613
Nordstrom, Inc.	GSC	(0.820%	)	03/20/2018	3.518%	4,300	730	609	121
Nordstrom, Inc.	UBS	(1.400%	)	03/20/2018	3.518%	8,000	1,064	0	1,064
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110%	)	03/20/2010	0.406%	5,000	14	0	14
Nucor Corp.	BCLY	(0.510%	)	06/20/2018	1.261%	6,000	343	594	(251)
Nucor Corp.	GSC	(0.530%	)	06/20/2018	1.261%	4,000	223	426	(203)
Olin Corp.	BNP	(1.240%	)	06/20/2016	1.356%	15,000	102	487	(385)
Omnicom Group, Inc.	MSC	(0.380%	)	06/20/2016	2.560%	9,600	1,218	0	1,218
ONEOK Partners LP	JPM	(0.660%	)	12/20/2016	1.596%	10,200	620	0	620
ORIX Corp.	MLP	(0.280%	)	12/20/2011	21.998%	20,000	7,423	0	7,423
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	2.097%	10,000	475	0	475
Pactiv Corp.	BOA	(1.230%	)	03/20/2018	1.596%	6,745	175	182	(7)
PC Financial Partnership	DUB	(1.600%	)	12/20/2014	4.057%	10,000	1,122	0	1,122
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.838%	5,000	0	5	(5)
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%	25,000	288	0	288
Pearson Dollar Finance Two PLC	BCLY	(0.730%	)	06/20/2018	0.714%	7,000	(11)	0	(11)
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	10,000	(48)	0	(48)

18	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pearson Dollar Finance Two PLC	BCLY	(0.880%	)	06/20/2018	0.714%	$1,200	$(16)	$4	$(20)
Pearson Dollar Finance Two PLC	DUB	(0.720%	)	06/20/2018	0.714%	11,000	(11)	0	(11)
Pitney Bowes, Inc.	CITI	(0.980%	)	03/20/2016	0.750%	15,000	(223)	0	(223)
Plains All American Pipeline LP	MSC	(0.550%	)	12/20/2013	3.691%	10,000	1,253	0	1,253
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	12.849%	9,500	4,194	0	4,194
PPL Energy Supply LLC	BOA	(0.435%	)	12/20/2011	4.019%	11,000	975	0	975
PPL Energy Supply LLC	HSBC	(1.450%	)	09/20/2013	4.090%	10,000	990	0	990
PPL Energy Supply LLC	MSC	(0.600%	)	12/20/2015	4.100%	5,000	895	0	895
Progress Energy, Inc.	BOA	(0.660%	)	03/20/2019	0.720%	4,800	23	0	23
Progress Energy, Inc.	GSC	(0.730%	)	03/20/2019	0.720%	12,700	(15)	0	(15)
PSEG Power LLC	BCLY	(0.520%	)	12/20/2015	2.950%	8,000	1,055	0	1,055
PSEG Power LLC	MSC	(0.940%	)	06/20/2014	2.950%	10,000	893	1,104	(211)
Qwest Corp.	BOA	(2.500%	)	06/20/2013	3.978%	5,000	265	363	(98)
Qwest Corp.	MSC	(4.320%	)	06/20/2013	3.978%	2,000	(28)	0	(28)
RadioShack Corp.	BOA	(1.250%	)	06/20/2011	2.100%	10,700	189	0	189
RadioShack Corp.	MLP	(2.250%	)	06/20/2011	2.100%	35,200	(141)	0	(141)
Reed Elsevier Capital, Inc.	MLP	(0.290%	)	06/20/2012	1.473%	5,000	180	0	180
Rexam PLC	BCLY	(1.450%	)	06/20/2013	4.048%	12,500	1,158	981	177
Rexam PLC	RBS	(1.450%	)	06/20/2013	4.048%	4,000	370	273	97
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	3.500%	10,000	696	256	440
Reynolds American, Inc.	CSFB	(4.250%	)	12/20/2013	3.500%	5,000	(159)	0	(159)
Reynolds American, Inc.	DUB	(1.020%	)	06/20/2013	3.500%	10,000	906	572	334
Reynolds American, Inc.	RBS	(4.100%	)	12/20/2013	3.500%	5,000	(128)	0	(128)
Rohm & Haas Co.	BNP	(1.600%	)	09/20/2017	1.428%	4,665	(59)	0	(59)
Rohm & Haas Co.	BOA	(0.700%	)	09/20/2017	1.428%	13,425	682	0	682
Rohm & Haas Co.	CITI	(0.540%	)	09/20/2017	1.428%	7,000	435	0	435
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	3.300%	2,800	335	0	335
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	3.300%	9,000	1,329	399	930
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	6.913%	17,000	3,773	1,200	2,573
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%	25,000	4,104	0	4,104
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%	11,986	933	0	933
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.618%	10,000	1,642	0	1,642
RR Donnelley & Sons Co.	UBS	(2.640%	)	03/20/2012	7.217%	10,000	1,129	0	1,129
RR Donnelley & Sons Co.	UBS	(2.770%	)	03/20/2012	7.217%	5,000	548	0	548
Ryder System, Inc.	BCLY	(3.540%	)	03/20/2013	3.295%	10,000	(98)	0	(98)
Ryder System, Inc.	BOA	(1.490%	)	09/20/2015	3.026%	10,000	793	0	793
Ryder System, Inc.	BOA	(1.730%	)	09/20/2015	3.026%	11,000	734	0	734
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	3.295%	8,690	62	0	62
Ryder System, Inc.	DUB	(1.320%	)	12/20/2016	2.880%	10,000	922	883	39
Ryder System, Inc.	GSC	(1.700%	)	09/20/2015	3.026%	7,000	478	0	478
Ryder System, Inc.	GSC	(1.050%	)	12/20/2016	2.880%	7,700	834	806	28
Ryder System, Inc.	GSC	(1.960%	)	12/20/2016	2.880%	7,300	394	0	394
Ryder System, Inc.	JPM	(0.270%	)	06/20/2011	3.369%	5,300	342	0	342
SCA Finans AB	DUB	(0.810%	)	09/20/2015	1.591%	5,250	226	664	(438)
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	13.299%	11,100	2,442	735	1,707
Sealed Air Corp.	BCLY	(0.200%	)	06/20/2009	2.790%	10,500	61	0	61
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	2.800%	9,250	630	517	113
Sempra Energy	DUB	(1.250%	)	03/20/2019	1.132%	15,000	(151)	0	(151)
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	5.924%	8,400	1,863	1,023	840
Simon Property Group LP	GSC	(3.010%	)	12/20/2016	5.924%	11,600	1,675	0	1,675
Simon Property Group LP	JPM	(0.180%	)	06/20/2010	6.619%	8,000	592	0	592
Simon Property Group LP	MSC	(1.120%	)	06/20/2016	6.005%	10,000	2,337	1,361	976
Simon Property Group LP	MSC	(0.885%	)	06/20/2018	5.736%	2,000	536	268	268
Simon Property Group LP	RBS	(0.220%	)	09/20/2011	6.546%	5,100	695	0	695
Simon Property Group LP	RBS	(1.060%	)	03/20/2017	5.889%	8,000	1,962	1,135	827

See Accompanying Notes	Annual Report	March 31, 2009	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Spectra Energy Capital LLC	DUB	(1.200%	)	06/20/2018	1.000%	$1,200	$(20)	$52	$(72)
Spectra Energy Capital LLC	MSC	(1.150%	)	06/20/2018	1.000%	2,500	(30)	120	(150)
Spectra Energy Capital LLC	RBS	(2.000%	)	03/20/2014	0.999%	24,000	(1,131)	0	(1,131)
Sprint Capital Corp.	BCLY	(3.630%	)	03/20/2012	7.416%	11,000	1,012	0	1,012
Staples, Inc.	BOA	(3.750%	)	03/20/2014	2.148%	18,000	(1,299)	0	(1,299)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	1.884%	12,000	374	0	374
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	3.119%	15,000	1,549	1,566	(17)
Temple-Inland, Inc.	BNP	(6.670%	)	03/20/2018	4.428%	7,430	(998)	0	(998)
Tesco PLC	CITI	(0.750%	)	12/20/2017	1.267%	12,000	448	0	448
Time Warner, Inc.	CSFB	(1.450%	)	03/20/2013	1.108%	12,000	(161)	0	(161)
Time Warner, Inc.	DUB	(2.150%	)	06/20/2019	2.170%	15,000	16	0	16
Time Warner, Inc.	GSC	(2.250%	)	06/20/2019	2.170%	10,000	(66)	0	(66)
Time Warner, Inc.	RBS	(0.700%	)	12/20/2016	1.044%	12,000	275	0	275
Toll Brothers Finance Corp.	DUB	(1.390%	)	09/20/2013	1.823%	9,800	164	0	164
Transocean, Inc.	GSC	(1.820%	)	03/20/2018	1.600%	2,100	(35)	0	(35)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%	7,500	1,216	494	722
Tyco Electronics Group S.A.	GSC	(1.530%	)	12/20/2012	3.902%	6,500	496	0	496
Tyson Foods, Inc.	RBS	(3.200%	)	12/20/2011	2.514%	25,000	(468)	0	(468)
Tyson Foods, Inc.	RBS	(3.250%	)	06/20/2016	2.580%	19,000	(762)	0	(762)
UBS Warburg LLC	GSC	(2.010%	)	06/20/2018	2.240%	10,000	154	0	154
UBS Warburg LLC	MSC	(0.505%	)	12/20/2017	2.240%	29,600	3,494	1,498	1,996
Union Pacific Corp.	BOA	(1.050%	)	03/20/2019	0.889%	30,000	(417)	0	(417)
Union Pacific Corp.	CITI	(1.050%	)	03/20/2019	0.889%	10,000	(139)	0	(139)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.500%	2,575	114	129	(15)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.500%	8,000	121	303	(182)
Universal Health Services, Inc.	BOA	(1.610%	)	06/20/2016	1.500%	7,000	(52)	50	(102)
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.487%	24,000	(411)	0	(411)
Valero Energy Corp.	CSFB	(2.650%	)	03/20/2019	2.050%	15,000	(711)	0	(711)
Verizon Communications, Inc.	CITI	(1.500%	)	06/20/2017	1.045%	1,300	(43)	0	(43)
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	2.525%	5,000	398	394	4
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%	5,200	239	0	239
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%	10,000	496	323	173
Vivendi	BCLY	(1.510%	)	06/20/2018	1.416%	20,000	(158)	0	(158)
Vivendi	BOA	(1.200%	)	06/20/2013	1.674%	10,000	179	102	77
Vivendi	BOA	(1.280%	)	06/20/2013	1.674%	30,000	443	204	239
Vivendi	CSFB	(1.465%	)	06/20/2018	1.416%	8,000	(36)	12	(48)
Vivendi	CSFB	(1.540%	)	06/20/2018	1.416%	4,700	(48)	7	(55)
Vivendi	RBS	(1.500%	)	06/20/2018	1.416%	20,000	(143)	29	(172)
VTB Capital S.A.	BCLY	(2.150%	)	05/20/2013	10.418%	15,000	3,705	6,476	(2,771)
Wachovia Corp.	DUB	(1.450%	)	12/20/2009	4.014%	25,000	445	0	445
Waste Management, Inc.	BOA	(1.460%	)	03/20/2014	1.274%	7,650	(69)	(127)	58
Waste Management, Inc.	CITI	(1.300%	)	03/20/2019	1.343%	12,000	25	0	25
Weatherford International Ltd.	BCLY	(0.790%	)	06/20/2012	3.045%	16,500	1,093	587	506
WellPoint, Inc.	BCLY	(1.560%	)	03/20/2012	2.691%	10,800	331	0	331
WellPoint, Inc.	RBS	(0.165%	)	03/20/2011	2.660%	11,000	517	0	517
Wells Fargo & Co.	DUB	(1.350%	)	06/20/2009	4.002%	25,000	139	0	139
Wells Fargo & Co.	DUB	(1.300%	)	12/20/2009	1.300%	42,100	721	0	721
Wells Fargo & Co.	DUB	(1.400%	)	12/20/2009	1.400%	20,000	328	0	328
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	2.358%	25,000	97	373	(276)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	2.358%	23,200	(156)	0	(156)
Whirlpool Corp.	BOA	(0.960%	)	03/20/2013	5.095%	9,000	1,223	290	933
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	4.252%	11,000	729	0	729
Whirlpool Corp.	JPM	(0.360%	)	06/20/2011	5.203%	12,500	1,220	0	1,220
Whirlpool Corp.	MSC	(2.970%	)	06/20/2016	4.287%	5,000	335	0	335
Williams Cos., Inc.	DUB	(0.830%	)	03/20/2012	2.286%	10,000	403	624	(221)

20	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Williams Cos., Inc.	DUB	(2.300%	)	03/20/2019	2.256%	$5,000	$(28)	$0	$(28)
Williams Cos., Inc.	JPM	(2.450%	)	03/20/2019	2.256%	5,000	(85)	0	(85)
Wyeth	MSC	(0.150%	)	03/20/2013	0.573%	10,000	161	0	161
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%	10,600	2,249	0	2,249
XL Capital Ltd.	CSFB	(1.410%	)	09/20/2014	8.144%	1,600	385	435	(50)
Xstrata Finance Canada Ltd.	JPM	(0.290%	)	12/20/2011	9.056%	11,250	2,145	0	2,145

							$265,456	$72,496	$192,960

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	6.375%	$18,000	$(1,283)	$0	$(1,283)
American International Group, Inc.	BCLY	1.800%	03/20/2013	22.909%	3,700	(1,592)	0	(1,592)
American International Group, Inc.	BCLY	1.815%	03/20/2013	22.909%	9,150	(3,933)	0	(3,933)
American International Group, Inc.	BCLY	1.130%	06/20/2013	22.388%	9,100	(4,092)	0	(4,092)
American International Group, Inc.	BCLY	6.500%	12/20/2013	21.481%	20,000	(6,727)	0	(6,727)
American International Group, Inc.	BOA	0.195%	03/20/2010	34.847%	5,000	(1,350)	0	(1,350)
American International Group, Inc.	CITI	6.550%	12/20/2013	21.481%	25,000	(8,380)	0	(8,380)
American International Group, Inc.	CSFB	1.810%	03/20/2013	22.909%	10,000	(4,300)	0	(4,300)
American International Group, Inc.	CSFB	2.270%	03/20/2013	22.909%	5,000	(2,102)	0	(2,102)
American International Group, Inc.	DUB	1.900%	06/20/2009	34.847%	17,000	(1,208)	0	(1,208)
American International Group, Inc.	DUB	1.730%	03/20/2013	22.909%	2,700	(1,165)	0	(1,165)
American International Group, Inc.	DUB	1.790%	03/20/2013	22.909%	2,700	(1,162)	0	(1,162)
American International Group, Inc.	DUB	1.800%	03/20/2013	22.909%	5,000	(2,151)	0	(2,151)
American International Group, Inc.	DUB	1.820%	03/20/2013	22.909%	1,300	(559)	0	(559)
American International Group, Inc.	DUB	2.020%	03/20/2013	22.909%	6,000	(2,554)	0	(2,554)
American International Group, Inc.	DUB	1.120%	06/20/2013	22.388%	10,700	(4,814)	0	(4,814)
American International Group, Inc.	DUB	1.130%	06/20/2013	22.388%	200	(90)	0	(90)
American International Group, Inc.	GSC	1.800%	03/20/2013	22.909%	100	(43)	0	(43)
American International Group, Inc.	GSC	1.150%	06/20/2013	22.388%	10,000	(4,493)	0	(4,493)
American International Group, Inc.	GSC	1.650%	06/20/2013	22.388%	17,000	(7,454)	0	(7,454)

See Accompanying Notes	Annual Report	March 31, 2009	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UBS	2.250%	03/20/2013	22.909%	$5,500	$(2,314)	$0	$(2,314)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	3.793%	20,000	(2,094)	0	(2,094)
Brazil Government International Bond	BCLY	0.980%	01/20/2012	2.701%	15,000	(659)	0	(659)
Brazil Government International Bond	BCLY	1.620%	03/20/2013	2.994%	20,900	(1,030)	0	(1,030)
Brazil Government International Bond	CSFB	2.090%	05/20/2016	3.377%	10,000	(671)	0	(671)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	7,500	(329)	0	(329)
Brazil Government International Bond	MLP	1.710%	05/20/2013	3.040%	15,000	(656)	0	(656)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	300	(22)	0	(22)
Brazil Government International Bond	MSC	1.140%	11/20/2011	2.654%	50,000	(1,699)	0	(1,699)
Brazil Government International Bond	MSC	1.660%	03/20/2013	2.994%	47,000	(2,248)	0	(2,248)
Brazil Government International Bond	MSC	1.520%	01/20/2017	3.411%	6,000	(685)	0	(685)
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	3.100%	25,000	(2,844)	0	(2,844)
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	6,000	(2,724)	0	(2,724)
CIT Group, Inc.	BNP	7.600%	03/20/2010	20.628%	10,000	(1,072)	0	(1,072)
CIT Group, Inc.	CITI	5.000%	12/20/2013	11.765%	5,200	(1,017)	(1,326)	309
CIT Group, Inc.	DUB	7.550%	03/20/2010	20.628%	15,000	(1,615)	0	(1,615)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	15,000	(2,933)	(3,750)	817
CIT Group, Inc.	GSC	5.000%	03/20/2014	11.616%	10,000	(1,979)	(800)	(1,179)
CIT Group, Inc.	JPM	5.000%	06/20/2009	20.627%	10,000	(329)	(1,200)	871
CIT Group, Inc.	JPM	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	JPM	7.350%	03/20/2010	20.628%	10,000	(1,094)	0	(1,094)
CIT Group, Inc.	MLP	5.000%	12/20/2013	11.765%	10,000	(1,955)	(2,200)	245
CIT Group, Inc.	MLP	5.000%	03/20/2014	11.616%	5,000	(989)	(425)	(564)
CIT Group, Inc.	RBS	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	RBS	7.350%	03/20/2010	20.628%	15,000	(1,641)	0	(1,641)
Countrywide Home Loans, Inc.	RBS	5.150%	06/20/2010	5.088%	3,000	8	0	8
El Paso Corp.	CITI	5.000%	06/20/2012	7.057%	3,900	(206)	(193)	(13)
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	2.170%	10,000	(908)	0	(908)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	13.959%	10,000	(2,427)	0	(2,427)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	4,100	(824)	0	(824)
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	15.400%	10,000	(1,906)	0	(1,906)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	25,000	(801)	(1,142)	341
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	13.959%	10,000	(2,010)	0	(2,010)
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	15.400%	10,000	(1,850)	0	(1,850)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	15.400%	10,000	(1,849)	0	(1,849)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	15.400%	10,000	(1,838)	0	(1,838)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	15.400%	10,000	(1,822)	0	(1,822)
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	15.400%	10,000	(1,804)	0	(1,804)
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	14.992%	25,000	(4,924)	0	(4,924)

22	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	13.959%	$10,000	$(2,503)	$0	$(2,503)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	3,500	(717)	0	(717)
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	13.959%	10,000	(2,023)	0	(2,023)
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	13.959%	10,000	(1,998)	0	(1,998)
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	15.400%	10,000	(1,798)	0	(1,798)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	5,800	(1,452)	0	(1,452)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	13.959%	10,000	(2,036)	0	(2,036)
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	13.959%	12,800	(2,557)	0	(2,557)
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	18.621%	10,000	(1,518)	0	(1,518)
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	15.400%	15,000	(2,819)	0	(2,819)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	15.400%	10,000	(1,750)	0	(1,750)
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	13.959%	10,000	(2,056)	0	(2,056)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	8,000	(1,618)	0	(1,618)
Ford Motor Credit Co. LLC	MLP	5.000%	06/20/2009	20.143%	3,200	(103)	(144)	41
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	3,400	(97)	0	(97)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	5,100	(1,048)	0	(1,048)
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	15.910%	10,000	(1,758)	0	(1,758)
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	15.400%	20,000	(3,794)	0	(3,794)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	16.550%	10,000	(1,572)	0	(1,572)
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	15.910%	5,000	(879)	0	(879)
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	15.400%	25,000	(4,756)	0	(4,756)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	15.400%	25,000	(4,608)	0	(4,608)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	6,500	(649)	0	(649)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	9.761%	17,500	(1,730)	0	(1,730)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	52,100	(5,817)	0	(5,817)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	9.395%	7,200	(914)	0	(914)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	32,500	(4,743)	0	(4,743)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	33,800	(6,929)	0	(6,929)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	7.751%	50,000	(10,130)	0	(10,130)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	7.751%	25,000	(4,562)	0	(4,562)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	7.632%	40,000	(7,877)	0	(7,877)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	7.440%	25,000	(2,824)	0	(2,824)
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	7.440%	30,000	(2,621)	0	(2,621)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	1,300	(79)	0	(79)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	22,800	(2,892)	0	(2,892)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	9.036%	10,000	(1,534)	0	(1,534)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	7,300	(663)	0	(663)
General Electric Capital Corp.	BOA	0.192%	03/20/2010	10.026%	50,000	(4,450)	0	(4,450)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	9.761%	25,000	(2,486)	0	(2,486)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	5,400	(437)	0	(437)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	14,800	(1,191)	0	(1,191)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	9,000	(720)	0	(720)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	26,400	(2,534)	0	(2,534)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	8,600	(1,067)	0	(1,067)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	17,300	(1,984)	0	(1,984)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	57,300	(5,935)	0	(5,935)
General Electric Capital Corp.	CITI	4.800%	12/20/2013	7.440%	50,000	(4,369)	0	(4,369)
General Electric Capital Corp.	CITI	4.875%	12/20/2013	7.440%	46,900	(4,176)	0	(4,176)
General Electric Capital Corp.	CITI	3.800%	03/20/2014	7.360%	30,000	(3,698)	0	(3,698)
General Electric Capital Corp.	CITI	3.820%	03/20/2014	7.360%	50,000	(6,128)	0	(6,128)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	7.360%	25,900	(3,147)	0	(3,147)
General Electric Capital Corp.	CITI	3.950%	03/20/2014	7.360%	15,000	(1,769)	0	(1,769)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	7.360%	50,000	(5,809)	0	(5,809)
General Electric Capital Corp.	DUB	0.750%	06/20/2009	9.990%	50,000	(1,029)	0	(1,029)
General Electric Capital Corp.	DUB	0.800%	06/20/2010	9.761%	20,200	(2,009)	0	(2,009)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	26,400	(2,558)	0	(2,558)

See Accompanying Notes	Annual Report	March 31, 2009	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	$21,900	$(2,430)	$0	$(2,430)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	9.395%	10,400	(1,318)	0	(1,318)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	900	(134)	0	(134)
General Electric Capital Corp.	DUB	4.300%	12/20/2013	7.440%	24,700	(2,579)	0	(2,579)
General Electric Capital Corp.	DUB	4.800%	12/20/2013	7.440%	20,000	(1,748)	0	(1,748)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	7.440%	34,100	(2,863)	0	(2,863)
General Electric Capital Corp.	DUB	4.000%	03/20/2014	7.360%	10,000	(1,162)	0	(1,162)
General Electric Capital Corp.	DUB	4.050%	03/20/2014	7.360%	25,000	(2,860)	0	(2,860)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	75,000	(1,544)	0	(1,544)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	6,400	(816)	0	(816)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	2,900	(41)	0	(41)
General Electric Capital Corp.	GSC	0.960%	06/20/2011	9.036%	14,000	(2,105)	0	(2,105)
General Electric Capital Corp.	GSC	1.280%	06/20/2013	7.632%	10,000	(1,969)	0	(1,969)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	6.745%	10,000	(2,848)	0	(2,848)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	10.020%	23,000	(1,405)	0	(1,405)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	9.761%	15,000	(1,492)	0	(1,492)
General Electric Capital Corp.	RBS	1.100%	06/20/2009	9.990%	19,760	(389)	0	(389)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	200	(8)	0	(8)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	10,000	(199)	0	(199)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	18,200	(14,817)	0	(14,817)
General Motors Corp.	BCLY	5.070%	12/20/2012	104.456%	10,000	(8,123)	0	(8,123)
General Motors Corp.	BCLY	5.000%	06/20/2013	100.472%	5,000	(4,097)	(962)	(3,135)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	7,200	(5,865)	0	(5,865)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	30,300	(24,759)	0	(24,759)
General Motors Corp.	BOA	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	BOA	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	BOA	5.550%	12/20/2012	104.456%	15,000	(12,122)	0	(12,122)
General Motors Corp.	BOA	6.450%	12/20/2012	104.456%	10,000	(8,005)	0	(8,005)
General Motors Corp.	BOA	7.750%	03/20/2013	102.374%	10,000	(7,921)	0	(7,921)
General Motors Corp.	BOA	7.880%	03/20/2013	102.374%	10,000	(7,910)	0	(7,910)
General Motors Corp.	BOA	8.220%	03/20/2013	102.374%	25,000	(19,700)	0	(19,700)
General Motors Corp.	BOA	8.850%	03/20/2013	102.374%	25,000	(19,562)	0	(19,562)
General Motors Corp.	BOA	5.000%	06/20/2013	100.472%	20,200	(16,553)	(3,737)	(12,816)
General Motors Corp.	CITI	4.600%	12/20/2012	104.456%	6,400	(5,224)	0	(5,224)
General Motors Corp.	CITI	4.630%	12/20/2012	104.456%	7,700	(6,283)	0	(6,283)
General Motors Corp.	CITI	4.950%	12/20/2012	104.456%	15,000	(12,199)	0	(12,199)
General Motors Corp.	CITI	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
General Motors Corp.	CITI	5.450%	12/20/2012	104.456%	10,000	(8,090)	0	(8,090)
General Motors Corp.	CITI	5.900%	12/20/2012	104.456%	25,000	(20,129)	0	(20,129)
General Motors Corp.	CITI	8.300%	03/20/2013	102.374%	10,000	(7,873)	0	(7,873)
General Motors Corp.	CITI	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	CITI	5.000%	06/20/2013	100.472%	40,000	(32,777)	(7,450)	(25,327)
General Motors Corp.	CSFB	5.000%	03/20/2013	102.374%	5,000	(4,081)	(1,050)	(3,031)
General Motors Corp.	DUB	4.500%	12/20/2012	104.456%	6,400	(5,230)	0	(5,230)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	14,600	(11,918)	0	(11,918)
General Motors Corp.	DUB	5.010%	12/20/2012	104.456%	10,000	(8,128)	0	(8,128)
General Motors Corp.	DUB	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	DUB	5.450%	12/20/2012	104.456%	25,000	(20,225)	0	(20,225)
General Motors Corp.	DUB	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	DUB	6.550%	12/20/2012	104.456%	15,000	(11,994)	0	(11,994)
General Motors Corp.	DUB	6.660%	12/20/2012	104.456%	10,000	(7,987)	0	(7,987)
General Motors Corp.	DUB	5.000%	03/20/2013	102.374%	30,000	(24,486)	(6,375)	(18,111)
General Motors Corp.	DUB	8.450%	03/20/2013	102.374%	25,000	(19,650)	0	(19,650)
General Motors Corp.	DUB	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	36,700	(30,074)	(6,348)	(23,726)
General Motors Corp.	GSC	4.860%	12/20/2012	104.456%	15,000	(12,211)	0	(12,211)

24	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp.	GSC	5.000%	12/20/2012	104.456%	$10,000	$(8,129)	$0	$(8,129)
General Motors Corp.	GSC	5.150%	12/20/2012	104.456%	4,400	(3,571)	0	(3,571)
General Motors Corp.	GSC	5.250%	12/20/2012	104.456%	20,000	(16,214)	0	(16,214)
General Motors Corp.	GSC	6.450%	12/20/2012	104.456%	5,000	(4,002)	0	(4,002)
General Motors Corp.	GSC	6.820%	12/20/2012	104.456%	25,000	(19,932)	0	(19,932)
General Motors Corp.	GSC	7.700%	03/20/2013	102.374%	30,000	(23,777)	0	(23,777)
General Motors Corp.	GSC	7.920%	03/20/2013	102.374%	10,000	(7,906)	0	(7,906)
General Motors Corp.	GSC	9.100%	03/20/2013	102.374%	4,900	(3,823)	0	(3,823)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	35,000	(28,680)	(6,406)	(22,274)
General Motors Corp.	GSC	5.000%	12/20/2013	97.252%	5,000	(4,126)	(3,400)	(726)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	7,000	(5,717)	0	(5,717)
General Motors Corp.	JPM	5.150%	12/20/2012	104.456%	10,000	(8,116)	0	(8,116)
General Motors Corp.	MLP	5.000%	12/20/2009	164.224%	10,000	(6,602)	(5,100)	(1,502)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	14,100	(11,476)	0	(11,476)
General Motors Corp.	MLP	6.650%	12/20/2012	104.456%	9,400	(7,508)	0	(7,508)
General Motors Corp.	MLP	5.000%	09/20/2013	98.768%	3,300	(2,714)	(1,237)	(1,477)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	7,600	(6,202)	0	(6,202)
General Motors Corp.	MSC	5.000%	06/20/2013	100.472%	5,000	(4,097)	(912)	(3,185)
General Motors Corp.	RBS	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	RBS	8.000%	03/20/2013	102.374%	10,000	(7,899)	0	(7,899)
General Motors Corp.	RBS	5.000%	06/20/2013	100.472%	5,000	(4,097)	(850)	(3,247)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	34,900	(28,399)	0	(28,399)
General Motors Corp.	UBS	4.950%	12/20/2012	104.456%	10,000	(8,133)	0	(8,133)
General Motors Corp.	UBS	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
GMAC LLC	DUB	4.000%	09/20/2012	18.913%	10,000	(3,325)	0	(3,325)
GMAC LLC	GSC	3.600%	09/20/2009	27.916%	50,000	(5,326)	0	(5,326)
GMAC LLC	GSC	3.950%	09/20/2009	27.916%	25,000	(2,621)	0	(2,621)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	12,000	(4,058)	0	(4,058)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,800	(382)	(488)	106
GMAC LLC	MSC	5.000%	06/20/2009	27.915%	2,500	(122)	(244)	122
GMAC LLC	UBS	3.600%	09/20/2009	27.916%	25,000	(2,663)	0	(2,663)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	16,700	(1,948)	0	(1,948)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	32,000	(244)	0	(244)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	44,300	(4,984)	0	(4,984)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	5.949%	50,000	(5,601)	0	(5,601)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	24,270	(3,091)	0	(3,091)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	2.101%	10,000	(419)	0	(419)
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	2.101%	9,000	(400)	0	(400)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	18,000	(185)	0	(185)
JSC Gazprom	JPM	1.150%	07/20/2009	8.867%	25,000	(525)	0	(525)
JSC Gazprom	JPM	1.550%	09/20/2009	8.987%	50,000	(1,710)	0	(1,710)
JSC Gazprom	JPM	0.970%	10/20/2012	7.735%	45,400	(8,644)	0	(8,644)
JSC Gazprom	JPM	1.020%	10/20/2012	7.735%	45,400	(8,569)	0	(8,569)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	58,600	(9,550)	0	(9,550)
JSC Gazprom	JPM	2.180%	02/20/2013	7.513%	49,900	(8,116)	0	(8,116)
JSC Gazprom	MSC	0.870%	11/20/2011	8.392%	50,000	(8,304)	0	(8,304)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	29,600	(4,814)	0	(4,814)
Mexico Government International Bond	HSBC	0.180%	05/20/2009	1.574%	15,000	(19)	0	(19)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%	6,950	(1,160)	0	(1,160)
Morgan Stanley	BCLY	2.100%	06/20/2009	5.250%	25,000	(160)	0	(160)

See Accompanying Notes	Annual Report	March 31, 2009	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	DUB	2.150%	06/20/2009	5.250%	$21,200	$(133)	$0	$(133)
Morgan Stanley	DUB	1.862%	06/20/2010	4.973%	20,000	(712)	0	(712)
Morgan Stanley	RBS	1.850%	06/20/2010	4.973%	6,100	(218)	0	(218)
Panama Government International Bond	CSFB	1.200%	02/20/2017	4.145%	14,400	(2,535)	0	(2,535)
Panama Government International Bond	DUB	1.170%	04/20/2017	4.153%	20,000	(3,535)	0	(3,535)
Panama Government International Bond	HSBC	0.760%	01/20/2012	3.501%	4,600	(324)	0	(324)
Panama Government International Bond	JPM	0.730%	01/20/2012	3.501%	12,600	(897)	0	(897)
Panama Government International Bond	JPM	1.250%	01/20/2017	4.141%	2,800	(477)	0	(477)
Panama Government International Bond	JPM	1.230%	02/20/2017	4.145%	10,000	(1,742)	0	(1,742)
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	44,400	(3,135)	0	(3,135)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	19,000	(21)	0	(21)
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	10.746%	10,000	(2,305)	0	(2,305)
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	6.438%	5,000	(107)	0	(107)
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	6.438%	3,000	(89)	0	(89)
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	6.438%	2,000	(46)	0	(46)
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	3,000	12	0	12
Residential Capital LLC	MLP	1.130%	06/20/2009	62.403%	25,000	(3,267)	0	(3,267)
Russia Government International Bond	BCLY	0.275%	05/20/2009	4.947%	17,000	(92)	0	(92)
Russia Government International Bond	JPM	0.800%	03/20/2016	4.645%	22,400	(4,580)	0	(4,580)
Russia Government International Bond	MSC	0.780%	03/20/2016	4.645%	22,400	(4,604)	0	(4,604)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	500	(39)	0	(39)
SLM Corp.	BNP	4.600%	03/20/2010	42.889%	5,000	(1,343)	0	(1,343)
SLM Corp.	BOA	4.450%	06/20/2009	42.887%	50,000	(4,002)	0	(4,002)
SLM Corp.	BOA	4.350%	06/20/2010	40.182%	50,000	(14,642)	0	(14,642)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	35,900	(13,261)	(4,909)	(8,352)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	20,200	(1,594)	0	(1,594)
SLM Corp.	DUB	4.530%	03/20/2010	42.889%	20,000	(5,382)	0	(5,382)
SLM Corp.	DUB	5.000%	12/20/2013	25.406%	15,000	(5,541)	(1,988)	(3,553)
SLM Corp.	GSC	10.500%	09/20/2009	42.889%	25,000	(3,208)	0	(3,208)
SLM Corp.	GSC	5.000%	03/20/2010	42.889%	4,500	(1,195)	(180)	(1,015)
SLM Corp.	GSC	4.660%	06/20/2010	40.182%	25,000	(7,255)	0	(7,255)
SLM Corp.	MSC	5.000%	06/20/2009	42.887%	7,000	(551)	0	(551)
SLM Corp.	RBS	5.050%	06/20/2009	42.887%	5,000	(393)	0	(393)
SLM Corp.	RBS	4.100%	03/20/2011	35.180%	10,000	(3,444)	0	(3,444)
UBS Warburg LLC	BNP	0.760%	03/20/2013	2.293%	30	(2)	0	(2)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	47,600	(1,689)	0	(1,689)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	31,000	(2,835)	0	(2,835)
Wachovia Corp.	BCLY	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)
Wachovia Corp.	DUB	1.240%	03/20/2013	3.028%	4,500	(280)	0	(280)
Wachovia Corp.	DUB	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)

26	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Wells Fargo & Co.	GSC	1.300%	12/20/2009	1.300%	$42,100	$(704)	$(704)	$$0
Wells Fargo & Co.	GSC	1.400%	12/20/2009	1.400%	20,000	(320)	(320)	0

						$(1,185,019)	$(63,840)	$(1,121,179)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	DUB	0.320%	07/25/2045	$25,000	$(20,618)	$(7,375)	$(13,243)
ABX.HE AAA 06-1 Index	CITI	0.180%	07/25/2045	23,627	(8,477)	(2,157)	(6,320)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	23,627	(8,501)	(2,126)	(6,375)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	14,661	(6,669)	(5,571)	(1,098)
ABX.HE AAA 06-2 Index	MSC	0.110%	05/25/2046	12,936	(5,884)	(4,915)	(969)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	15,000	(10,536)	(9,675)	(861)
ABX.HE AAA 07-1 Index	JPM	0.090%	08/25/2037	25,000	(17,560)	(16,250)	(1,310)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	35,500	(14,349)	0	(14,349)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	32,300	(12,814)	0	(12,814)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	22,600	(8,946)	0	(8,946)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	51,800	(20,954)	0	(20,954)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	40,400	(16,329)	0	(16,329)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	48,800	(19,451)	0	(19,451)
CDX.HY-8 5-Year Index 25-35%	MLP	2.080%	06/20/2012	31,000	(12,348)	0	(12,348)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	25,200	(10,008)	0	(10,008)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	7,600	(3,027)	0	(3,027)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	65,700	(26,071)	0	(26,071)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	23,800	(9,427)	0	(9,427)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	101,430	(12,517)	0	(12,517)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	127,665	(15,614)	0	(15,614)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	97,529	(11,891)	0	(11,891)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	(743)	0	(743)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	(239)	0	(239)
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	(620)	0	(620)
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	(565)	0	(565)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	(1,627)	0	(1,627)
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	(1,290)	0	(1,290)
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	(3)	0	(3)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	17	0	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	6	0	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	15	0	15
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	448	0	448
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	748	0	748
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	8	0	8
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	221	0	221
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	510	0	510
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	(3,924)	0	(3,924)
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	(815)	0	(815)
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	(2,326)	0	(2,326)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	(1,669)	0	(1,669)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	(842)	0	(842)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,900	(1,499)	0	(1,499)
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	(2,223)	0	(2,223)

See Accompanying Notes	Annual Report	March 31, 2009	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$130,000	$(8,623)	$(10,191)	$1,568
MCDX.NA-11 5-Year Index	GSC	0.900%	12/20/2013	75,000	(3,701)	(5,164)	1,463

					$(300,724)	$(63,424)	$(237,300)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,031	$(1)	$3,032
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,703	(69)	2,772
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,119	0	3,119
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		105,800	2,456	78	2,378
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		266,400	5,432	46	5,386
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		74,030	1,500	0	1,500
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		75,400	1,483	0	1,483
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		74,100	1,549	0	1,549
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		34,200	713	0	713
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		21,200	376	9	367
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	(492)	0	(492)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(46)	0	(46)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(52)	0	(52)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	4	0	4
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	2,531	(505)	3,036
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	2,563	(409)	2,972
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	5,413	442	4,971
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	96	16	80

28	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP	BRL	203,900	$2,938	$177	$2,761
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	5,663	0	5,663
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(1,401)	(2,885)	1,484
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(96)	0	(96)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(74)	0	(74)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(146)	0	(146)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,651	121	1,530
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	277	55	222
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	1,585	175	1,410
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	1,303,500	17,964	1,303	16,661
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	6,638	(586)	7,224
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	6,237	774	5,463
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		907,900	(66)	1,771	(1,837)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	36,404	(3,528)	39,932
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	53,473	(4,526)	57,999
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	3,112	143	2,969
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	4,800	217	4,583
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		5,769,500	200,567	0	200,567
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	226,565	30,010	196,555
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	19,843	(897)	20,740
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	9,106	4,565	4,541
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		7,419,300	243,816	(72,969)	316,785
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		6,250,800	205,417	(7,886)	213,303
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		166,400	8,297	6,395	1,902
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,066,300	103,030	66,439	36,591
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,004,600	99,953	69,869	30,084
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	66,645	41,189	25,456
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,487,600	74,174	51,677	22,497
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		700	65	66	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300,700	(81,971)	3,355	(85,326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		42,900	(11,695)	(429)	(11,266)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		123,700	4,614	(10,558)	15,172
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		70,400	2,626	(2,477)	5,103
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		167,400	(57,833)	(17,559)	(40,274)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		389,400	(134,530)	6,833	(141,363)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,710	(3,355)	312	(3,667)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		544,720	(187,866)	(8,530)	(179,336)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	13,582	1,144	12,438
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		1,094,600	7,825	5,211	2,614
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	14,600	1,429	13,171
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	29,535	(3,876)	33,411
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	971,000	11,746	(22,582)	34,328
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	1,216	(2,378)	3,594
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	10,448	(19,715)	30,163
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,681	(9,807)	14,488
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	4,790	(7,500)	12,290
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,741	(8,799)	59,540
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	50,869	(5,619)	56,488
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,744	(1,809)	14,553
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	36,109	(20,323)	56,432
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	14,384	3,038	11,346
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	5,968	(309)	6,277
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	2,841	(130)	2,971
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	4,591	(192)	4,783
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	9,680	(1,961)	11,641
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	17,770	4,594	13,176

See Accompanying Notes	Annual Report	March 31, 2009	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY	GBP	1,930	$177	$17	$160
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		19,200	2,548	(36)	2,584
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,948	209	2,739
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	20,610	1,649	18,961
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	14,219	54	14,165
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	11,921	(91)	12,012
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	14,946	(57)	15,003
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	10,431	0	10,431
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	677	0	677
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	993	28	965
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$664,900	(110,155)	(41,943)	(68,212)

							$1,232,241	$22,469	$1,209,772

(p)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,654,700	$49,803	$175,323
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	133,706
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	37,620
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	237,961
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	111,593
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	65,069
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	400,646
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	95,601

							$336,724	$1,257,519

(q)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	2,399	$1,796	$1,648
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	11,278	4,347	2,719
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	5,157	4,836	1,103
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	8,520	4,934	5,882
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	10,889	3,426	1,089

				$19,339	$12,441

30	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	108,000	$1,201	$44
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		17,000	179	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		16,000	171	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		109,000	1,245	45
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$931,000	7,249	1,498
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		352,500	1,463	394
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		806,500	3,971	306
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,538,000	7,009	395
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		221,500	1,240	14
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		222,000	903	13
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		145,000	1,522	233
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		297,000	1,203	332
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		36,500	343	59
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		73,500	298	82
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		322,000	1,741	20
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		322,000	1,811	19
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		564,800	3,844	909
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		613,500	2,909	686
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		200,500	862	224
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		248,500	2,355	400
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		76,000	68	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		76,000	388	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		339,000	2,407	545
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,523,000	10,055	958

								$54,437	$7,188

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$613,000	$3,724	$28

See Accompanying Notes	Annual Report	March 31, 2009	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	131,768	$22,801,100	EUR	0	$575,863
Sales	270,807	22,455,200		283,000	554,147
Closing Buys	(60,564)	(34,734,500)		(33,000)	(782,072)
Expirations	(303,768)	0		0	(270,438)
Exercised	0	0		0	0

Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500

(r)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,104	$1,135	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.592%	05/25/2037	05/16/2007	20,523	16,005	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	224	200	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	1,329	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	86	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,672	1,727	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$24,753	$20,489	0.01%

(s)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$800	$829	$829

(t)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(519)	$(519)
Sell		BCLY	101,428	04/2009	0	(235)	(235)
Buy		HSBC	41,238	04/2009	0	(207)	(207)
Sell		HSBC	41,238	04/2009	0	(86)	(86)
Buy		JPM	360,000	04/2009	0	(1,996)	(1,996)
Sell		JPM	360,000	04/2009	0	(786)	(786)
Buy	AUD	JPM	78,861	04/2009	4,676	0	4,676
Buy		UBS	8,301	05/2009	0	(58)	(58)
Buy	BRL	HSBC	288,252	04/2009	0	(3,679)	(3,679)
Sell		HSBC	247,050	04/2009	3,644	0	3,644
Buy		JPM	41,149	04/2009	0	(534)	(534)
Sell		JPM	82,350	04/2009	1,182	0	1,182
Buy		BCLY	223,948	06/2009	3,035	0	3,035

32	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	BCLY	302,730	06/2009	$1,596	$(752)	$844
Sell		CSFB	400,000	06/2009	2,398	(2,735)	(337)
Sell		DUB	297,038	06/2009	1,867	(643)	1,224
Buy		HSBC	760,752	06/2009	4,696	(3,554)	1,142
Sell		HSBC	1,130,834	06/2009	22,611	(4,498)	18,113
Buy		JPM	82,350	06/2009	0	(1,153)	(1,153)
Sell		JPM	1,016,472	06/2009	13,162	(9,453)	3,709
Buy		MLP	44,215	06/2009	332	0	332
Sell		MLP	2,099,660	06/2009	0	(27,050)	(27,050)
Sell		RBC	270,077	06/2009	27,259	0	27,259
Buy		RBS	274,160	06/2009	2,020	0	2,020
Sell		RBS	1,207,465	06/2009	16,641	(8,556)	8,085
Sell		UBS	112,101	06/2009	10,469	(10)	10,459
Sell	CAD	GSC	16,371	04/2009	0	(148)	(148)
Buy		JPM	82,120	04/2009	0	(1,734)	(1,734)
Sell		RBS	11,145	04/2009	0	(61)	(61)
Buy	CNY	BCLY	1,250,095	07/2009	0	(10,428)	(10,428)
Sell		BCLY	827,200	07/2009	0	(4,620)	(4,620)
Sell		CITI	1,556,789	07/2009	0	(5,957)	(5,957)
Buy		DUB	2,359,485	07/2009	0	(18,423)	(18,423)
Sell		DUB	2,432,233	07/2009	0	(9,290)	(9,290)
Buy		HSBC	1,925,083	07/2009	0	(14,697)	(14,697)
Sell		HSBC	1,121,711	07/2009	0	(4,235)	(4,235)
Buy		JPM	1,029,913	07/2009	0	(8,958)	(8,958)
Sell		JPM	626,644	07/2009	0	(3,973)	(3,973)
Buy		BCLY	342,314	09/2009	711	0	711
Sell		BCLY	694,902	09/2009	0	(2,612)	(2,612)
Buy		CITI	220,932	09/2009	564	0	564
Sell		CITI	644,448	09/2009	0	(2,264)	(2,264)
Buy		DUB	1,000,996	09/2009	2,311	0	2,311
Buy		HSBC	445,491	09/2009	1,070	0	1,070
Sell		HSBC	224,299	09/2009	0	(891)	(891)
Buy		JPM	182,170	09/2009	321	0	321
Sell		JPM	628,255	09/2009	0	(2,456)	(2,456)
Buy		BCLY	233,076	03/2010	0	(289)	(289)
Buy		HSBC	233,622	03/2010	0	(209)	(209)
Buy		JPM	372,463	03/2010	0	(365)	(365)
Buy	EUR	BCLY	50,636	04/2009	0	(1,335)	(1,335)
Sell		HSBC	765,962	04/2009	0	(50,354)	(50,354)
Buy		UBS	762	04/2009	0	(18)	(18)
Buy	GBP	BCLY	340	04/2009	0	(6)	(6)
Sell		DUB	273,207	04/2009	4,040	0	4,040
Sell		MSC	457,250	04/2009	5,355	0	5,355
Buy		UBS	63,048	04/2009	0	(2,555)	(2,555)
Buy	INR	BCLY	3,356,737	04/2009	56	(1,187)	(1,131)
Sell		BCLY	1,253,811	04/2009	0	(907)	(907)
Buy		BOA	2,237,605	04/2009	57	0	57
Sell		BOA	1,433,234	04/2009	686	0	686
Buy		CITI	1,889,000	04/2009	0	(562)	(562)
Buy		DUB	1,897,056	04/2009	0	(263)	(263)
Sell		DUB	1,084,986	04/2009	0	(671)	(671)
Buy		HSBC	2,817,441	04/2009	0	(819)	(819)
Sell		JPM	8,425,807	04/2009	2,157	(2,487)	(330)
Sell	JPY	BNP	9,536,920	05/2009	1,655	0	1,655
Buy		RBS	13,743,276	05/2009	0	(600)	(600)
Buy		UBS	2,900,000	05/2009	0	(478)	(478)
Sell		MSC	9,536,920	06/2009	1,523	0	1,523
Buy	KWD	BCLY	4,708	04/2009	0	(1,872)	(1,872)

See Accompanying Notes	Annual Report	March 31, 2009	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KWD	BCLY	4,708	04/2009	$612	$0	$612
Buy		HSBC	6,214	04/2009	0	(2,490)	(2,490)
Sell		HSBC	6,214	04/2009	636	0	636
Buy	MXN	CITI	418	05/2009	0	0	0
Sell		JPM	418	05/2009	0	(2)	(2)
Sell		CITI	418	11/2009	0	0	0
Buy	MYR	BCLY	76,294	04/2009	0	(890)	(890)
Sell		BCLY	128,271	04/2009	0	(126)	(126)
Buy		BOA	65,095	04/2009	0	(730)	(730)
Buy		CITI	130,338	04/2009	0	(1,330)	(1,330)
Sell		CITI	62,939	04/2009	0	(85)	(85)
Buy		HSBC	149,342	04/2009	0	(939)	(939)
Sell		JPM	229,860	04/2009	0	(499)	(499)
Buy	NZD	JPM	65,836	04/2009	59	0	59
Buy		BCLY	32,457	05/2009	339	0	339
Sell		BCLY	23,641	05/2009	0	(20)	(20)
Buy	PHP	BCLY	113,190	05/2009	32	0	32
Buy		CITI	2,774,571	05/2009	155	(301)	(146)
Sell		CITI	3,726,326	05/2009	0	(3,049)	(3,049)
Buy		JPM	838,565	05/2009	8	0	8
Sell	PLN	DUB	1,704	05/2009	277	0	277
Buy		HSBC	1,704	05/2009	0	(266)	(266)
Buy	RUB	DUB	2,416,000	05/2009	0	(29,589)	(29,589)
Sell		DUB	864,570	05/2009	10,955	0	10,955
Buy		JPM	1,687,591	05/2009	0	(20,688)	(20,688)
Sell		JPM	1,354,849	05/2009	17,156	0	17,156
Sell		MLP	1,195,875	05/2009	15,148	0	15,148
Sell		UBS	688,297	05/2009	8,661	0	8,661
Buy	SAR	BCLY	61,710	04/2009	0	(254)	(254)
Sell		BCLY	61,710	04/2009	0	(109)	(109)
Buy		HSBC	411,542	04/2009	0	(1,686)	(1,686)
Sell		HSBC	411,542	04/2009	0	(812)	(812)
Buy		JPM	411,310	04/2009	0	(1,711)	(1,711)
Sell		JPM	411,310	04/2009	0	(754)	(754)
Sell	SGD	BCLY	92,533	04/2009	191	(13)	178
Buy		CITI	214,951	04/2009	0	(5,957)	(5,957)
Sell		CITI	91,990	04/2009	171	0	171
Buy		DUB	152,053	04/2009	0	(3,318)	(3,318)
Sell		DUB	128	04/2009	5	0	5
Buy		HSBC	84,690	04/2009	0	(2,235)	(2,235)
Sell		HSBC	326,608	04/2009	1,029	(75)	954
Sell		JPM	92,766	04/2009	177	(8)	169
Buy		RBS	73,290	04/2009	0	(1,692)	(1,692)
Buy		UBS	79,040	04/2009	0	(1,478)	(1,478)
Buy		HSBC	65,450	07/2009	0	(2,258)	(2,258)
Sell		HSBC	65,450	07/2009	47	(18)	29

					$191,752	$(305,610)	$(113,858)

34	PIMCO Funds	See Accompanying Notes

March 31, 2009

(u)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,031,743	$197,800,926	$142,304	$198,974,973
Short Sales, at value	0	(829)	0	(829)
Other Financial Instruments ++	1,761,391	(101,249)	11,987	1,672,129

Total	$2,793,134	$197,698,848	$154,291	$200,646,273

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$506,523	$(208,104)	$1,609	$7	$(32,213)	$(125,518)	$142,304
Other Financial Instruments ++	(21,462)	0	0	0	4,481	28,968	11,987

Total	$485,061	$(208,104)	$1,609	$7	$(27,732)	$(96,550)	$154,291

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	35

Financial Highlights  Total Return Fund

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Class D
03/31/2009	$10.91	$0.53	$(0.28)	$0.25	$(0.54)	$(0.49)
03/31/2008	10.43	0.51	0.55	1.06	(0.51)	(0.07)
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
03/31/2006	10.57	0.40	(0.16)	0.24	(0.38)	(0.08)
03/31/2005	10.94	0.23	(0.04)	0.19	(0.23)	(0.33)

(a)	Per share amounts based on average number of shares outstanding during the year.

36	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(1.03)	$10.13	2.65%	$8,557,627	0.93%	0.75%	5.09%	300%
0.00	(0.58)	10.91	10.45	5,619,632	0.81	0.75	4.82	226
0.00	(0.51)	10.43	5.98	3,909,295	0.75	0.75	4.50	257
(0.02)	(0.48)	10.33	2.32	3,337,931	0.75	0.75	3.78	325
0.00	(0.56)	10.57	1.75	2,426,460	0.75	0.75	2.10	470

Annual Report	March 31, 2009	37

Statement of Assets and Liabilities Total Return Fund	March 31, 2009

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$196,593,708
Investments in Affiliates, at value	1,031,743
Repurchase agreements, at value	1,349,522
Deposits with counterparty	735,625
Foreign currency, at value	336,735
Receivable for investments sold	7,549,772
Receivable for Fund shares sold	541,157
Interest and dividends receivable	1,206,741
Dividends receivable from Affiliates	251
Variation margin receivable	32,309
Swap premiums paid	384,777
Unrealized appreciation on foreign currency contracts	191,752
Unrealized appreciation on swap agreements	1,978,095
Other assets	1
211,932,188
Liabilities:
Payable for reverse repurchase agreements	$11,887,144
Payable for investments purchased	50,552,503
Payable for investments in Affiliates purchased	251
Payable for investments purchased on a delayed-delivery basis	29,657
Payable for short sales	829
Payable to counterparty	1,138,391
Payable for Fund shares redeemed	338,906
Dividends payable	86,663
Overdraft due to custodian	7,525
Written options outstanding	19,657
Accrued investment advisory fee	28,954
Accrued supervisory and administrative fee	28,319
Accrued distribution fee	8,568
Accrued servicing fee	6,568
Swap premiums received	417,076
Unrealized depreciation on foreign currency contracts	305,610
Unrealized depreciation on swap agreements	1,933,842
Other liabilities	96
66,790,559
Net Assets	$145,141,629
Net Assets Consist of:
Paid in capital	$150,549,845
(Overdistributed) net investment income	(603,922)
Accumulated undistributed net realized (loss)	(1,854,557)
Net unrealized (depreciation)	(2,949,737)
$145,141,629
Net Assets:
Class D	$8,557,627
Other Classes	136,584,002
Shares Issued and Outstanding:
Class D	844,643
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$10.13
Cost of Investments Owned	$201,294,486
Cost of Investments in Affiliates Owned	$1,031,743
Cost of Repurchase Agreements Owned	$1,349,522
Cost of Foreign Currency Held	$339,068
Proceeds Received on Short Sales	$829
Premiums Received on Written Options	$77,500

38	PIMCO Funds	See Accompanying Notes

Statement of Operations  Total Return Fund

Year Ended March 31, 2009 (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$7,892,251
Dividends from Affiliate investments	279
Miscellaneous income	1,760
Total Income	7,894,290

Expenses:
Investment advisory fees	329,078
Supervisory and administrative fees	301,839
Servicing fees - Class D	16,971
Distribution and/or servicing fees - Other Classes	146,954
Trustees’ fees	257
Interest expense	238,600
Miscellaneous expense	274
Total Expenses	1,033,973

Net Investment Income	6,860,317

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	904,510
Net realized gain on Affiliate investments	164
Net realized gain on futures contracts, written options and swaps	1,067,056
Net realized gain on foreign currency transactions	1,186,796
Net change in unrealized (depreciation) on investments	(6,153,154)
Net change in unrealized appreciation on futures contracts, written options and swaps	78,456
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(352,072)
Net (Loss)	(3,268,244)

Net Increase in Net Assets Resulting from Operations	$3,592,073

* Foreign tax withholdings	$85

Annual Report	March 31, 2009	39

Statement of Changes in Net Assets  Total Return Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase in Net Assets from:

Operations:
Net investment income	$6,860,317	$5,470,328
Net realized gain	3,158,362	2,455,744
Net realized gain on Affiliate investments	164	0
Net change in unrealized appreciation (depreciation)	(6,426,770)	3,255,488
Net increase resulting from operations	3,592,073	11,181,560

Distributions to Shareholders:
From net investment income
Class D	(355,095)	(205,297)
Other Classes	(6,667,125)	(5,259,086)
From net realized capital gains
Class D	(326,766)	(27,460)
Other Classes	(5,810,868)	(685,145)
Tax basis return of capital
Class D	0	0
Other Classes	0	0

Total Distributions	(13,159,854)	(6,176,988)

Fund Share Transactions:
Receipts for shares sold
Class D	5,318,837	2,464,173
Other Classes	57,900,257	39,944,561
Issued as reinvestment of distributions
Class D	651,567	222,921
Other Classes	11,048,230	5,237,462
Cost of shares redeemed
Class D	(2,552,605)	(1,170,486)
Other Classes	(43,424,834)	(29,391,103)
Net increase resulting from Fund share transactions	28,941,452	17,307,528

Fund Redemption Fee	3	616

Total Increase in Net Assets	19,373,674	22,312,716

Net Assets:
Beginning of year	125,767,955	103,455,239
End of year*	$145,141,629	$125,767,955

*Including undistributed (overdistributed) net investment income of:	$(603,922)	$248,776

40	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D shares of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Fund has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral

Annual Report	March 31, 2009	41

Notes to Financial Statements  (Cont.)

or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedule of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

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Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific

Annual Report	March 31, 2009	43

Notes to Financial Statements  (Cont.)

expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

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Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Fund’s financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed- delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees

Annual Report	March 31, 2009	45

Notes to Financial Statements  (Cont.)

earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are

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types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedule of Investments.

(g) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Annual Report	March 31, 2009	47

Notes to Financial Statements  (Cont.)

(i) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(j) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been

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issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash segregated on the Statement of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Annual Report	March 31, 2009	49

Notes to Financial Statements  (Cont.)

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for

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the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-todeliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down,

Annual Report	March 31, 2009	51

Notes to Financial Statements  (Cont.)

principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which the Fund is the seller of protection are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the

52	PIMCO Funds

March 31, 2009

notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Fund may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering

Annual Report	March 31, 2009	53

Notes to Financial Statements  (Cont.)

into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net changes in realized gain (loss) on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

54	PIMCO Funds

March 31, 2009

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee   PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class		Administrative Class		A, B and C Classes	Class D	Class P		Class R

0.21	%(1)	0.21	%(1)	0.40%	0.25%	0.31	%(2)	0.40%

(1)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.21% per annum.
(2)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.31% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution

Annual Report	March 31, 2009	55

Notes to Financial Statements  (Cont.)

and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

56	PIMCO Funds

March 31, 2009

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$3,939,321	$9,124

The Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Total Return Fund	$0	$2,866,779	$1,835,200	$0	$1,031,743	$279	$164

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve

Annual Report	March 31, 2009	57

Notes to Financial Statements  (Cont.)

future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$511,163,064	$447,721,369	$36,600,028	$18,643,402

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	512,050	$5,318,837	230,480	$2,464,173
Other Classes	5,574,415	57,900,257	3,764,449	39,944,561
Issued as reinvestment of distributions
Class D	63,374	651,567	21,069	222,921
Other Classes	1,089,720	11,048,230	495,380	5,237,462
Cost of shares redeemed
Class D	(246,733)	(2,552,605)	(111,321)	(1,170,486)
Other Classes	(4,192,932)	(43,424,834)	(2,792,043)	(29,391,103)
Net increase resulting from Fund share transactions	2,799,894	$28,941,452	1,608,014	$17,307,528

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits

58	PIMCO Funds

March 31, 2009

filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

Annual Report	March 31, 2009	59

Notes to Financial Statements  (Cont.)

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post-October Deferral (3)
$0	$0	$(4,678,008)	$(325,078)	$0	$(405,130)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)
$203,818,607	$5,471,586	$(10,315,220)	$(4,843,634)

(4)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, passive foreign investment companies, interest only basis adjustments, and contingent payment debt instruments.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2009			March 31, 2008
Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital
$10,932,493	$2,227,361	$0	$6,176,988	$0	$0

(5)	Includes short-term capital gains, if any, distributed.

60	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class D Shareholders of the PIMCO Funds:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the Total Return Fund, one of the seventy-five Funds constituting the PIMCO funds, (hereafter referred to as the “Fund”) at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class D shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

Annual Report	March 31, 2009	61

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	GSC	Goldman Sachs & Co.
AIG	AIG International, Inc.	HSBC	HSBC Bank USA
BCLY	Barclays Bank PLC	JPM	JPMorgan Chase & Co.
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BOA	Bank of America	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	RBS	Royal Bank of Scotland Group PLC
CBA	Commonwealth Bank of Australia	SOG	Societe Generale
CITI	Citigroup, Inc.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	WAC	Wachovia Bank N.A.
DUB	Deutsche Bank AG

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	UAH	Ukrainian Hryvnia
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
AMEX	American Stock Exchange	ICEX	Iceland Stock Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade
CME	Chicago Mercantile Exchange	NYBEX	New York Board of Trade
FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
ICE	IntercontinentalExchange®	OTC	Over-the-Counter

62	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements) (Cont.)	(Unaudited)

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index
CDX.HVol	Credit Derivatives Index - High Volatility	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.HY	Credit Derivatives Index - High Yield	eRAFI EM	eRAFI Emerging Markets
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.NA	Credit Derivatives Index - North America	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.XO	Credit Derivatives Index - Crossover	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	MCDX	Municipal Bond Credit Derivative Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	SPGCCNTR	S&P GSCITR Corn Index
DJAIGCI	Dow Jones-AIG Commodity Index	TUCPI	Turkey Consumer Price Index
DJAIGTR	Dow Jones-AIG Total Return Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	USSP	USD Swap Spread
DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	GTD	Guaranteed
AGC	Assured Guaranty Corp.	HUD	U.S. Department of Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corp.	ICR	Insured Custodial Receipts
BHAC	Berkshire Hathaway Assurance Corporation	IBC	Insured Bond Certificate
CM	California Mortgage Insurance	MAIA	Michigan Association of Insurance Agents
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance

Annual Report	March 31, 2009	63

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International
CMBS	Collateralized Mortgage-Backed Security	NSERO	India National Stock Exchange Interbank Offer Rate
CMM	Constant Maturity Mortgage Rate	PRIBOR	Prague Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HIBOR	Hong Kong Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
ISDA	International Swaps and Derivatives Association, Inc.	TIIE	Tasa de Interés Interbancaria de Equilibrio
JIBOR	Johannesburg Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
JSC	Joint Stock Company	WTI	West Texas Intermediate
KLIBOR	Kuala Lumpur Interbank Offered Rate

64	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).   Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.00%	0.00%	$5,982,593	$2,379,421

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

Annual Report	March 31, 2009	65

Management of the Trust	(Unaudited)

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.
Independent Trustees
E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust
Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.
J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).
William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

66	PIMCO Funds

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.
David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.
Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.
William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.
Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.
Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.
J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.
Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.
Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.
Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.
Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.
Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.
Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2009	67

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

68	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ054AR_24866

PIMCO Funds

Annual Report

MARCH 31, 2009

PIMCO Real Return Fund

Share Classes

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

2	PIMCO Funds

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performanceis no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	3

Important Information About the Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 5% in the first year to 0% after the sixth year. B shares are available by exchange only and are not available for initial purchase. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Fund assumes its performance against the Barclays Capital U.S. TIPS Index. The index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. In addition to its benchmark, the Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from October 1, 2008 to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	5

PIMCO Real Return Fund	Class A:	PRTNX
	Class B:	PRRBX
	Class C:	PRTCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04% as measured by the Fund’s benchmark index, the Barclays Capital U.S. TIPS Index.

•	Exposure to U.S. corporate bonds in the finance sector significantly detracted from performance as spreads over U.S. Treasuries increased.

•	An overweight to U.S. TIPS duration from October 2008 through March 2009 benefited performance as the ten-year U.S. TIPS real yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened.

•	A U.K. yield curve-steepening bias benefited performance as the two-year U.K. Gilt yield declined more than the 30-year yield.

•	An emphasis on inflation-linked bonds (“ILBs”) in Japan detracted from performance as the ten-year real yield rose.

Allocation Breakdown‡

U.S. Treasury Obligations	53.4%
U.S. Government Agencies	22.0%
Corporate Bonds & Notes	14.3%
Asset-Backed Securities	2.7%
Short-Term Instruments	1.8%
Other	5.8%

‡	% of Total Investments as of 03/31/09

6	PIMCO Funds

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Class A	-6.33%	2.96%	6.84%	6.46%
PIMCO Real Return Fund Class A (adjusted)	-9.14%	2.33%	6.52%	6.20%
PIMCO Real Return Fund Class B	-7.03%	2.20%	6.29%	6.01%
PIMCO Real Return Fund Class B (adjusted)	-11.40%	1.88%	6.29%	6.01%
PIMCO Real Return Fund Class C (adjusted)	-7.67%	2.45%	6.31%	5.93%
Barclays Capital U.S. TIPS Index	-2.04%	4.15%	7.32%	6.56%	*
Lipper Treasury Inflation Protected Securities Funds Average	-4.76%	3.28%	5.94%	5.70%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90%, 1.65% and 1.40% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,004.57	$1,000.81	$1,002.07	$1,017.85	$1,014.06	$1,015.36
Expenses Paid During Period†	$7.10	$10.87	$9.58	$7.14	$10.95	$9.65

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.42% for Class A, 2.18% for Class B and 1.92% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	7

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

8	PIMCO Funds

Schedule of Investments Real Return Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 2.2%
Short-Term Floating NAV Portfolio	26,771,016	$267,844

Total PIMCO Funds (Cost $267,824)		267,844

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.560% due 08/03/2012	$43,019	23,203
Ford Motor Co.
3.560% due 12/16/2013	4,887	2,355
Georgia-Pacific Corp.
2.956% due 12/20/2012	448	396
3.292% due 12/20/2012	11,333	10,025
3.459% due 12/20/2012	370	327

Total Bank Loan Obligations (Cost $58,611)		36,306

CORPORATE BONDS & NOTES 26.6%

BANKING & FINANCE 20.3%
Allstate Life Global Funding II
1.901% due 05/21/2010	100,500	95,788
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	46,400	44,938
Allstate Life Global Funding Trusts CPI Linked Bond
1.140% due 03/01/2010	9,708	9,340
American Express Bank FSB
0.584% due 06/12/2009	3,000	2,964
5.500% due 04/16/2013	16,300	14,076
6.000% due 09/13/2017	25,600	21,595
American Express Centurion Bank
6.000% due 09/13/2017	26,600	22,439
American Express Co.
7.000% due 03/19/2018	25,830	22,837
8.150% due 03/19/2038	7,370	6,718
American General Finance Corp.
6.900% due 12/15/2017	5,000	1,755
American Honda Finance Corp.
2.038% due 06/20/2011	151,200	150,489
American International Group, Inc.
1.224% due 01/29/2010	6,300	3,977
1.252% due 10/18/2011	7,100	3,719
4.950% due 03/20/2012	400	196
5.450% due 05/18/2017	600	238
5.850% due 01/16/2018	14,400	5,648
8.175% due 05/15/2058	26,700	2,276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.250% due 08/15/2018	$23,100	$9,900
ANZ National International Ltd.
6.200% due 07/19/2013	33,900	32,732
Australia & New Zealand Banking Group Ltd.
3.200% due 12/15/2011	12,000	12,172
Bank of America Corp.
1.356% due 11/06/2009	100	99
1.509% due 09/18/2009	800	798
5.650% due 05/01/2018	12,500	10,453
8.000% due 12/29/2049	15,500	6,215
8.125% due 12/29/2049	87,000	35,787
Bank of America N.A.
1.777% due 06/23/2010	8,600	7,961
Barclays Bank PLC
5.450% due 09/12/2012	70,800	71,757
6.050% due 12/04/2017	19,600	15,448
7.434% due 09/29/2049	8,700	3,619
7.700% due 04/29/2049	8,900	3,916
Bear Stearns Cos. LLC
6.400% due 10/02/2017	5,400	5,267
6.950% due 08/10/2012	46,870	47,776
7.250% due 02/01/2018	22,000	22,771
BNP Paribas
1.716% due 06/04/2010	2,600	2,526
Brookfield Asset Management, Inc.
5.800% due 04/25/2017	7,500	5,070
C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	2,104
Caelus Re Ltd.
7.511% due 06/07/2011	3,900	3,675
Calabash Re Ltd.
9.720% due 01/08/2010	4,900	4,730
12.220% due 01/08/2010	2,500	2,448
Capital One Financial Corp.
6.750% due 09/15/2017	28,000	23,411
Caterpillar Financial Services Corp.
1.448% due 10/09/2009	1,000	986
1.751% due 06/25/2010	135,000	126,274
1.976% due 06/24/2011	9,700	9,136
Charter One Bank N.A.
1.209% due 04/24/2009	1,500	1,499
Chubb Corp.
5.750% due 05/15/2018	3,000	2,970
CIT Group, Inc.
1.358% due 08/17/2009	600	536
Citigroup Capital XXI
8.300% due 12/21/2057	15,100	7,287
Citigroup Funding, Inc.
0.523% due 04/23/2009	7,100	7,083
2.291% due 05/07/2010	64,000	57,465

See Accompanying Notes	Annual Report	March 31, 2009	9

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup, Inc.
5.500% due 04/11/2013	$23,400	$20,584
6.125% due 05/15/2018	34,400	29,761
6.500% due 08/19/2013	10,000	9,201
8.400% due 04/29/2049	93,000	52,674
Commonwealth Bank of Australia
0.573% due 06/08/2009	100	100
Countrywide Financial Corp.
5.800% due 06/07/2012	5,300	4,606
Countrywide Home Loans, Inc.
5.625% due 07/15/2009	10,000	9,942
Credit Suisse New York
5.000% due 05/15/2013	21,600	20,898
Credit Suisse USA, Inc.
1.331% due 11/20/2009	100	99
Danske Bank A/S
5.914% due 12/29/2049	4,000	1,401
DnB NOR Bank ASA
1.330% due 10/13/2009	200	198
Foundation Re II Ltd.
7.988% due 11/26/2010	10,300	9,877
General Electric Capital Corp.
1.189% due 10/26/2009	100	98
1.391% due 05/08/2013	27,300	21,243
1.582% due 09/28/2011	10,300	8,812
5.875% due 01/14/2038	25,000	17,928
Goldman Sachs Group, Inc.
1.317% due 06/23/2009	50,000	49,672
1.318% due 11/16/2009	2,000	1,954
1.332% due 06/28/2010	20,000	19,069
1.532% due 06/28/2010	500	477
1.677% due 03/22/2016	1,000	682
1.821% due 10/07/2011	17,607	15,843
5.950% due 01/18/2018	7,500	6,825
6.150% due 04/01/2018	21,600	19,776
6.750% due 10/01/2037	65,400	44,383
Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009	200	194
HBOS PLC
6.750% due 05/21/2018	34,800	26,892
HCP, Inc.
6.300% due 09/15/2016	2,000	1,395
6.700% due 01/30/2018	5,000	3,379
HSBC Bank USA N.A.
1.432% due 06/10/2009	900	895
HSBC Finance Corp.
1.491% due 05/10/2010	2,400	2,042
ING Bank NV
2.625% due 02/09/2012	12,500	12,769

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
International Lease Finance Corp.
6.625% due 11/15/2013	$10,500	$5,823
John Deere Capital Corp.
2.042% due 06/10/2011	4,000	3,802
JPMorgan Chase & Co.
0.571% due 06/26/2009	100	100
1.302% due 06/25/2010	500	488
6.400% due 05/15/2038	11,300	11,130
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012	4,000	3,425
Kamp Re 2005 Ltd.
0.656% due 12/14/2010 (a)	2,067	145
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	10,200	1,275
6.200% due 09/26/2014 (a)	3,900	517
6.875% due 05/02/2018 (a)	32,405	4,051
7.000% due 09/27/2027 (a)	4,500	596
7.500% due 05/11/2038 (a)	5,000	1
Longpoint Re Ltd.
6.570% due 05/08/2010	11,200	10,880
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,233
Merna Reinsurance Ltd.
1.870% due 07/07/2010	28,900	26,574
Merrill Lynch & Co., Inc.
1.346% due 12/04/2009	13,130	12,613
3.472% due 05/12/2010	2,300	2,166
5.450% due 02/05/2013	8,000	6,566
6.400% due 08/28/2017	26,900	19,338
6.875% due 04/25/2018	90,300	70,777
Metropolitan Life Global Funding I
1.278% due 05/17/2010	1,700	1,605
1.635% due 04/13/2009	800	799
1.972% due 06/25/2010	138,400	126,746
5.125% due 04/10/2013	14,800	13,533
Morgan Stanley
0.643% due 05/07/2010	10,000	9,344
1.291% due 05/07/2009	11,320	11,303
1.392% due 01/18/2011	17,600	15,891
3.338% due 05/14/2010	27,300	26,601
6.000% due 04/28/2015	51,200	48,443
6.625% due 04/01/2018	60,000	57,343
6.750% due 04/15/2011	7,000	7,010
National Australia Bank Ltd.
1.691% due 02/08/2010	1,900	1,900
5.350% due 06/12/2013	29,200	28,302
Osiris Capital PLC
6.094% due 01/15/2010	1,700	1,668
Pacific Life Global Funding
5.150% due 04/15/2013	11,100	10,468

10	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	$3,000	$2,838
6.250% due 05/06/2018	19,200	16,711
Pricoa Global Funding I
2.066% due 06/04/2010	100,900	90,896
Princeton University
5.700% due 03/01/2039	7,500	7,388
Prudential Financial, Inc.
2.040% due 06/10/2013	32,500	26,096
6.100% due 06/15/2017	2,000	1,369
Rabobank Nederland NV
1.646% due 05/19/2010	40,000	39,528
Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010	5,900	5,721
11.511% due 06/07/2010	20,000	19,292
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	3,039
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	5,452
SLM Corp.
1.299% due 07/27/2009	1,800	1,734
1.319% due 07/26/2010	1,000	710
SLM Corp. CPI Linked Bond
1.341% due 06/15/2010	472	290
2.141% due 02/01/2014	1,000	297
Sovereign Bancorp, Inc.
2.500% due 06/15/2012	18,200	18,382
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	2,923
8.700% due 08/07/2018	22,200	19,343
UBS AG
5.750% due 04/25/2018	67,100	56,258
5.875% due 12/20/2017	13,900	11,983
Ventas Realty LP
6.750% due 06/01/2010	100	100
Vita Capital III Ltd.
2.545% due 01/01/2012	7,900	7,105
Vita Capital Ltd.
2.325% due 01/01/2010	3,500	3,393
2.825% due 01/01/2010	5,000	4,857
Wachovia Bank N.A.
1.331% due 12/02/2010	31,400	29,441
2.138% due 05/14/2010	41,800	40,403
Wachovia Corp.
5.500% due 05/01/2013	88,300	81,519
Wells Fargo & Co.
1.287% due 03/23/2010	700	682
1.384% due 10/28/2015	1,200	848
4.375% due 01/31/2013	17,100	15,957
7.980% due 02/28/2049	9,500	4,470

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Capital X
5.950% due 12/15/2036	$15,000	$10,152
Wells Fargo Capital XIII
7.700% due 12/29/2049	16,400	7,819

		2,446,985

INDUSTRIALS 4.8%
American Standard, Inc.
5.500% due 04/01/2015	6,000	5,561
Amgen, Inc.
5.850% due 06/01/2017	9,000	9,237
6.150% due 06/01/2018	11,500	12,171
AutoZone, Inc.
6.500% due 01/15/2014	5,000	4,970
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,466
C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	2,489
Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	5,720
Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,376
ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009	1,140	1,140
Con-way, Inc.
7.250% due 01/15/2018	10,000	7,776
CSX Corp.
6.250% due 03/15/2018	5,000	4,317
DISH DBS Corp.
6.375% due 10/01/2011	2,000	1,935
Enterprise Products Operating LLC
6.500% due 01/31/2019	15,300	14,093
Erac USA Finance Co.
6.375% due 10/15/2017	5,000	3,226
Gaz Capital S.A.
7.343% due 04/11/2013	5,800	5,111
8.146% due 04/11/2018	7,900	6,518
General Mills, Inc.
1.252% due 01/22/2010	600	590
GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	67,700	67,854
HJ Heinz Co.
5.350% due 07/15/2013	7,500	7,747
Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,251
Honeywell International, Inc.
1.219% due 07/27/2009	5,000	5,003
Hospira, Inc.
5.900% due 06/15/2014	2,500	2,399

See Accompanying Notes	Annual Report	March 31, 2009	11

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
International Business Machines Corp.
1.764% due 07/28/2011	$40,600	$40,033
International Paper Co.
5.250% due 04/01/2016	14,250	9,400
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	1,500	1,606
Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,923
6.125% due 02/01/2018	19,200	19,289
6.125% due 08/23/2018	6,700	6,733
Kroger Co.
6.400% due 08/15/2017	5,000	5,144
Lafarge S.A.
6.500% due 07/15/2016	5,000	3,655
Ltd. Brands, Inc.
6.900% due 07/15/2017	3,200	2,201
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	2,356
5.875% due 01/15/2013	2,000	1,521
5.900% due 12/01/2016	10,000	6,355
7.450% due 07/15/2017	3,000	1,903
7.875% due 07/15/2015	13,000	9,612
Marriott International, Inc.
5.810% due 11/10/2015	5,000	4,104
Masco Corp.
5.850% due 03/15/2017	8,000	5,014
Mattel, Inc.
5.625% due 03/15/2013	20,000	18,517
Motorola, Inc.
6.000% due 11/15/2017	4,000	3,107
National Semiconductor Corp.
6.600% due 06/15/2017	12,000	7,918
New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,002
Nucor Corp.
5.750% due 12/01/2017	4,000	4,012
PPG Industries, Inc.
6.650% due 03/15/2018	10,000	9,803
President and Fellows of Harvard College
6.000% due 01/15/2019	12,700	13,687
Rexam PLC
6.750% due 06/01/2013	13,600	11,813
Reynolds American, Inc.
2.020% due 06/15/2011	1,500	1,351
7.250% due 06/01/2012	15,000	14,776
7.250% due 06/01/2013	10,000	9,553
Roche Holdings, Inc.
7.000% due 03/01/2039	10,400	10,932
Rockies Express Pipeline LLC
5.100% due 08/20/2009	800	800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rohm & Haas Co.
5.600% due 03/15/2013	$7,000	$6,561
RPM International, Inc.
6.500% due 02/15/2018	8,550	7,545
RR Donnelley & Sons Co.
4.950% due 04/01/2014	17,000	12,774
Ryder System, Inc.
6.000% due 03/01/2013	1,100	987
7.200% due 09/01/2015	9,000	8,121
SCA Finans AB
4.500% due 07/15/2015	6,000	4,970
Sealed Air Corp.
5.625% due 07/15/2013	10,000	8,615
Sheraton Holding Corp.
7.375% due 11/15/2015	10,000	7,058
Spectra Energy Capital LLC
5.668% due 08/15/2014	10,000	9,652
6.200% due 04/15/2018	15,000	13,878
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	2,312
Suncor Energy, Inc.
6.100% due 06/01/2018	7,900	6,750
Target Corp.
6.000% due 01/15/2018	6,000	6,040
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,081
Time Warner, Inc.
1.461% due 11/13/2009	1,600	1,570
Tyco Electronics Group S.A.
6.550% due 10/01/2017	4,000	3,032
Tyco International Finance S.A.
6.000% due 11/15/2013	4,760	4,485
Tyco International Ltd.
7.000% due 12/15/2019	12,000	10,197
Union Pacific Corp.
5.650% due 05/01/2017	5,000	4,829
UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,243
6.875% due 02/15/2038	3,750	3,340
Viacom, Inc.
6.125% due 10/05/2017	4,000	3,410
6.250% due 04/30/2016	7,500	6,595
Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	17,644
Whirlpool Corp.
6.500% due 06/15/2016	6,000	4,655

		575,414

12	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.5%
AT&T, Inc.
1.334% due 02/05/2010	$500	$499
6.300% due 01/15/2038	1,100	970
CenturyTel, Inc.
6.000% due 04/01/2017	10,803	9,034
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,450
CMS Energy Corp.
7.750% due 08/01/2010	7,845	7,828
Constellation Energy Group, Inc.
4.550% due 06/15/2015	2,200	1,810
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	16,000	16,100
EDF S.A.
6.500% due 01/26/2019	10,900	11,251
6.950% due 01/26/2039	10,900	10,855
Embarq Corp.
7.082% due 06/01/2016	4,600	4,146
Enel Finance International S.A.
5.700% due 01/15/2013	57,100	57,787
FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,504
Midwest Generation LLC
8.300% due 07/02/2009	2,778	2,736
NiSource Finance Corp.
1.821% due 11/23/2009	200	191
PPL Energy Supply LLC
6.300% due 07/15/2013	5,000	5,010
Public Service Electric & Gas Co.
2.206% due 03/12/2010	1,000	990
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	9,550	9,574
7.250% due 02/15/2011	2,450	2,352
Qwest Corp.
8.875% due 03/15/2012	300	298
Sempra Energy
6.150% due 06/15/2018	4,500	4,241
Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,700	9,716
Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,840
6.100% due 04/15/2018	8,600	8,536

		175,718

Total Corporate Bonds & Notes (Cost $3,685,387)		3,198,117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.9%
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	$1,000	$1,112
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,099
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,154
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,065	2,613
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	1,395	1,116
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	7,455	6,159
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	6,166
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	2,415
5.125% due 06/01/2047	700	361
5.750% due 06/01/2047	6,400	3,655
Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	4,124
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	192
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,039
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,203
4.500% due 07/01/2024	2,000	1,917
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,284
4.500% due 01/01/2028	1,700	1,496

See Accompanying Notes	Annual Report	March 31, 2009	13

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	$500	$459
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,165
5.000% due 06/15/2038	8,100	7,846
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024	200	209
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	115
5.875% due 06/01/2047	10,200	5,604
6.000% due 06/01/2042	8,900	5,145
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,016
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	2,430	2,155
6.125% due 06/01/2032	740	517
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,000	978
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	6,900	6,622
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,200
Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,100	1,111
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	385	350
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	16,776
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,505	7,291

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 11/01/2022	$9,990	$4,664

Total Municipal Bonds & Notes (Cost $125,499)		104,328

U.S. GOVERNMENT AGENCIES 40.7%
Fannie Mae
0.582% due 07/25/2037	6,137	5,445
0.652% due 03/25/2036	2,713	2,315
0.662% due 04/25/2035	117	106
0.722% due 10/27/2037 (i)	13,500	12,158
0.872% due 07/25/2021 - 05/25/2042	319	315
1.666% due 04/01/2032	140	143
3.022% due 06/01/2043 - 10/01/2044	5,077	4,978
3.825% due 04/01/2033	1,031	1,043
3.849% due 07/01/2035	395	398
3.900% due 06/01/2033	248	245
4.170% due 08/01/2035	390	393
4.298% due 04/01/2027	121	123
4.647% due 01/01/2035	44	45
4.654% due 05/25/2035	160	165
4.705% due 05/01/2035	1,164	1,192
4.755% due 02/01/2034	51	53
4.990% due 10/01/2031	346	350
5.000% due 06/25/2027 - 04/01/2039	165,014	170,337
5.000% due 03/01/2036 - 02/01/2037 (i)	55,525	57,382
5.047% due 04/01/2035	656	668
5.072% due 09/01/2034	234	238
5.076% due 11/01/2033	60	61
5.121% due 12/01/2036	386	392
5.192% due 10/01/2033	29	30
5.294% due 09/01/2034	375	374
5.400% due 02/01/2032	8	8
5.485% due 05/01/2036	375	388
5.500% due 02/01/2033 - 04/01/2039	1,237,963	1,286,290
5.500% due 01/01/2035 - 01/01/2039 (i)	1,389,742	1,444,283
5.500% due 02/01/2038 (i)(j)	78,462	81,545
5.950% due 02/25/2044	42	43
6.000% due 12/01/2028 - 05/01/2039	635,124	663,368
6.000% due 12/01/2036 - 05/01/2038 (i)	470,295	491,851
6.500% due 04/01/2014 - 05/01/2039	175,530	184,757
6.500% due 09/01/2038 (i)	14,338	15,119

14	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Housing Administration
7.430% due 12/01/2020	$65	$66
Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	690	668
0.782% due 08/25/2031	611	491
0.786% due 02/15/2019	582	563
0.802% due 09/25/2031	1,414	1,291
0.826% due 01/15/2037	376	366
0.906% due 12/15/2030	4,947	4,892
3.022% due 10/25/2044	7,156	6,975
3.023% due 02/25/2045	231	199
3.222% due 07/25/2044	575	564
4.500% due 05/15/2017 - 07/15/2020	2,174	2,272
4.577% due 01/01/2034	616	622
5.000% due 12/14/2018 - 01/15/2024	22,971	22,278
5.134% due 06/01/2033	728	741
5.240% due 03/01/2034	2,061	2,109
5.250% due 08/15/2011	2,072	2,129
5.407% due 01/01/2034	1,191	1,211
5.500% due 05/15/2016 - 09/01/2038	93,447	96,960
5.500% due 12/01/2037 - 08/01/2038 (i)	125,516	130,398
6.000% due 05/01/2035 - 11/01/2038	5,965	6,244
6.000% due 10/01/2036 (i)	18,421	19,326
6.500% due 01/25/2028	57	62
6.587% due 10/01/2036	468	485
6.674% due 09/01/2036	401	416
6.713% due 07/01/2036	386	399
7.000% due 10/15/2030	222	231
Ginnie Mae
0.956% due 06/16/2031 - 03/16/2032	137	134
3.750% due 12/20/2035	1,921	1,922
4.625% due 07/20/2035	101	101
6.000% due 03/15/2029 - 11/15/2038	77,955	81,564
6.000% due 05/15/2038 (i)	34,558	36,150
6.000% due 08/15/2038 (j)	33,193	34,721
6.500% due 05/15/2028 - 09/20/2038	2,282	2,409
Small Business Administration
5.170% due 01/01/2028	1,697	1,809
5.490% due 03/01/2028 - 05/01/2028	10,543	11,414
5.902% due 02/10/2018	6,022	6,573

Total U.S. Government Agencies (Cost $4,802,837)		4,905,356

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 99.2%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	$100	$99
1.375% due 07/15/2018	16,839	16,755
1.625% due 01/15/2015 (i)	314,881	318,816
1.625% due 01/15/2018 (i)	198,722	201,641
1.750% due 01/15/2028 (i)	40,107	38,528
1.875% due 07/15/2013	1,115,355	1,146,027
1.875% due 07/15/2015 (i)	691,240	710,897
2.000% due 01/15/2016	403,659	417,661
2.000% due 04/15/2012 (i)	419,581	432,562
2.000% due 01/15/2014 (i)	932,967	962,998
2.000% due 07/15/2014 (i)	522,930	541,232
2.000% due 01/15/2026 (i)	680,530	674,363
2.125% due 01/15/2019 (i)	21,928	23,436
2.375% due 01/15/2027	230,118	241,049
2.375% due 04/15/2011 (i)	221,127	227,139
2.375% due 01/15/2017 (i)	139,545	148,615
2.375% due 01/15/2025 (i)	1,058,579	1,102,907
2.500% due 07/15/2016 (i)	395,506	424,428
2.625% due 07/15/2017	424,001	462,029
3.000% due 07/15/2012 (i)	752,862	802,974
3.375% due 01/15/2012	66,873	71,262
3.375% due 04/15/2032	16,651	21,459
3.500% due 01/15/2011	495,842	518,155
3.625% due 04/15/2028	916,859	1,133,466
3.875% due 04/15/2029 (i)	924,957	1,191,750
U.S. Treasury Bonds
3.500% due 02/15/2039 (i)	109,100	108,146

Total U.S. Treasury Obligations (Cost $11,237,533)		11,938,394

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Assets
0.712% due 05/25/2046	933	329
0.712% due 09/25/2046	1,224	473
0.732% due 10/25/2046	22,632	7,351
Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	10,000	6,812
5.745% due 02/10/2051	10,000	7,136
Banc of America Funding Corp.
4.606% due 02/20/2036	36,830	24,384
5.753% due 10/25/2036	900	515
5.837% due 01/25/2037	700	369
5.888% due 04/25/2037	500	312
6.106% due 01/20/2047	1,330	627
Banc of America Large Loan, Inc.
1.066% due 08/15/2029	778	510
BCAP LLC Trust
0.692% due 01/25/2037	16,691	6,397
Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	9,603	6,644

See Accompanying Notes	Annual Report	March 31, 2009	15

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.650% due 08/25/2035	$7,037	$4,927
2.940% due 03/25/2035	20,311	13,819
4.550% due 08/25/2035	10,797	7,560
4.840% due 01/25/2035	6,302	3,607
4.951% due 11/25/2030	235	206
5.206% due 01/25/2034	2,484	1,685
5.395% due 02/25/2034	349	235
5.435% due 01/25/2034	1,388	1,037
5.473% due 05/25/2047	5,897	3,027
5.735% due 02/25/2036	1,088	567
Bear Stearns Alt-A Trust
5.356% due 08/25/2036	900	302
5.364% due 05/25/2035	204	125
5.381% due 08/25/2036	1,081	441
5.491% due 09/25/2035	291	144
5.721% due 11/25/2036	3,135	1,440
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	2	2
Chase Mortgage Finance Corp.
4.933% due 02/25/2037	577	438
Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	8,133	5,291
4.098% due 08/25/2035	2,159	1,576
4.222% due 12/25/2035	1,832	1,407
4.248% due 08/25/2035	8,387	5,375
4.699% due 03/25/2034	1,004	794
5.664% due 07/25/2046	5,410	2,652
6.008% due 09/25/2037	3,151	1,574
Countrywide Alternative Loan Trust
0.692% due 01/25/2037	1,500	534
0.725% due 02/20/2047	75	27
0.740% due 12/20/2046	13,708	4,445
0.755% due 07/20/2046	18,373	6,645
2.633% due 12/25/2035	3,325	1,440
5.895% due 02/25/2037	15,392	7,861
6.000% due 01/25/2037	8,751	4,784
6.000% due 02/25/2037	345	195
Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 06/25/2035	10,237	6,038
5.229% due 01/20/2035	744	536
5.390% due 02/25/2047	1,225	521
5.543% due 04/20/2036	1,171	693
5.594% due 03/25/2037	1,191	511
5.603% due 02/20/2036	624	299
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	800	359
CS First Boston Mortgage Securities Corp.
4.080% due 04/25/2034	788	675
4.938% due 12/15/2040	103	103
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	500	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.587% due 10/25/2035	$824	$434
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	1,066	806
First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	594	422
First Republic Mortgage Loan Trust
0.856% due 08/15/2032	120	102
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	10,800	10,800
GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036	2,029	1,994
Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	53	43
0.602% due 01/25/2047	587	503
0.792% due 11/25/2045	23	11
GS Mortgage Securities Corp. II
6.624% due 05/03/2018	300	320
GSR Mortgage Loan Trust
4.541% due 09/25/2035	29,638	21,969
Harborview Mortgage Loan Trust
0.713% due 08/21/2036	3,297	1,315
0.796% due 03/19/2036	1,860	681
0.885% due 06/20/2035	930	379
4.866% due 04/19/2034	733	575
Homebanc Mortgage Trust
5.871% due 04/25/2037	1,600	694
Impac CMB Trust
1.422% due 10/25/2033	1,443	1,149
Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	843	576
Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	1,500	737
Indymac INDB Mortgage Loan Trust
0.822% due 11/25/2035	649	234
Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	39	36
0.722% due 06/25/2047	6,739	2,390
0.822% due 06/25/2037	1,168	380
5.000% due 08/25/2035	1,500	528
5.013% due 12/25/2034	374	259
5.311% due 01/25/2036	774	526
5.369% due 09/25/2035	810	411
5.446% due 10/25/2035	671	375
5.885% due 06/25/2036	1,100	417
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	13,300	8,908
5.747% due 02/12/2049	13,000	9,227
5.794% due 02/12/2051	1,210	804

16	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Mortgage Trust
4.818% due 12/25/2034	$329	$268
4.869% due 04/25/2035	626	486
5.018% due 02/25/2035	586	465
5.373% due 08/25/2035	1,400	770
5.500% due 10/25/2035	551	343
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	1,800	1,228
5.866% due 09/15/2045	11,000	7,743
Lehman XS Trust
0.602% due 07/25/2046	75	74
Luminent Mortgage Trust
0.702% due 12/25/2036	4,292	1,385
MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	5,653	2,039
3.788% due 11/21/2034	235	229
4.894% due 12/25/2033	1,291	979
5.527% due 12/25/2033	350	269
MASTR Alternative Loans Trust
0.922% due 03/25/2036	2,128	806
Mellon Residential Funding Corp.
0.906% due 11/15/2031	813	626
0.986% due 08/15/2032	551	501
0.996% due 12/15/2030	1,172	946
1.036% due 06/15/2030	602	502
2.629% due 10/20/2029	276	256
Merrill Lynch Floating Trust
0.626% due 06/15/2022	1,997	1,403
Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	688	382
MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	797	509
1.316% due 03/15/2025	107	61
1.522% due 10/25/2035	447	301
2.001% due 03/25/2030	211	134
2.106% due 11/25/2029	141	86
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	600	224
Nomura Asset Acceptance Corp.
5.544% due 02/25/2036	803	294
5.820% due 03/25/2047	1,200	661
6.138% due 03/25/2047	1,100	588
Provident Funding Mortgage Loan Trust
3.992% due 04/25/2034	181	150
4.240% due 08/25/2033	242	185
Residential Accredit Loans, Inc.
0.702% due 06/25/2046	24,497	9,395
0.802% due 12/25/2045	3,874	1,537
2.993% due 09/25/2045	398	161
5.668% due 09/25/2035	1,111	622

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Securitization Trust
0.922% due 01/25/2046	$210	$96
0.972% due 12/25/2036	2,973	1,337
5.500% due 06/25/2033	1,748	1,540
6.250% due 10/25/2036	4,000	1,851
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	4,178	3,714
Sequoia Mortgage Trust
0.906% due 10/19/2026	33	26
0.925% due 10/20/2027	418	337
0.945% due 10/20/2027	462	389
1.445% due 12/20/2032	493	412
Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	16	6
5.246% due 05/25/2036	1,500	666
5.375% due 11/25/2035	745	408
5.422% due 09/25/2036	1,500	655
5.528% due 08/25/2035	466	245
6.000% due 10/25/2037	1,162	533
Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	23	21
0.622% due 09/25/2047	812	752
0.642% due 08/25/2036	13,720	5,456
0.652% due 03/25/2037	499	182
0.712% due 07/25/2046	12,955	5,262
0.732% due 04/25/2036	2,823	1,010
0.732% due 05/25/2046	9,589	3,499
0.806% due 07/19/2035	1,342	822
0.832% due 12/25/2035	862	362
0.886% due 10/19/2034	14	8
0.906% due 03/19/2034	911	569
1.216% due 09/19/2032	901	683
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,300	593
Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	773	671
0.632% due 11/25/2046	409	352
0.642% due 09/25/2046	65	55
Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	10,984	7,588
0.646% due 09/15/2021	2,660	1,835
WaMu Mortgage Pass-Through Certificates
0.782% due 11/25/2045	9,999	4,072
0.812% due 07/25/2045	99	41
0.812% due 10/25/2045	167	69
0.862% due 01/25/2045	4,097	1,802
0.900% due 10/25/2044	1,397	708
1.062% due 12/25/2027	672	475
2.333% due 03/25/2047	17,503	5,593
2.453% due 12/25/2046	7,782	2,484
2.833% due 11/25/2042	5	3

See Accompanying Notes	Annual Report	March 31, 2009	17

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.033% due 06/25/2042	$552	$416
3.133% due 07/25/2046	61	31
3.705% due 02/27/2034	2,891	2,311
3.742% due 03/25/2034	549	393
3.753% due 03/25/2033	160	135
4.585% due 04/25/2035	2,274	2,147
4.638% due 03/25/2035	701	447
4.918% due 08/25/2035	7,708	5,885
5.099% due 12/25/2035	1,770	1,218
5.307% due 01/25/2037	5,852	2,835
5.485% due 04/25/2037	4,138	2,106
5.580% due 12/25/2036	3,736	1,987
5.653% due 05/25/2037	8,978	4,804
5.695% due 02/25/2037	11,130	5,843
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	4,152	1,549

Total Mortgage-Backed Securities (Cost $504,934)		349,918

ASSET-BACKED SECURITIES 5.1%
ACE Securities Corp.
0.602% due 10/25/2036	95	89
American Express Credit Account Master Trust
1.506% due 08/15/2012	11,600	11,380
Argent Securities, Inc.
0.572% due 10/25/2036	642	617
Asset-Backed Funding Certificates
0.872% due 06/25/2034	1,967	982
BA Credit Card Trust
1.136% due 04/15/2013	33,300	31,839
1.756% due 12/16/2013	43,400	40,845
Bear Stearns Asset-Backed Securities Trust
0.632% due 11/25/2036	1,401	1,013
0.852% due 01/25/2036	564	499
0.972% due 03/25/2043	87	81
1.522% due 10/25/2037	1,979	1,279
1.772% due 08/25/2037	3,906	2,458
Bravo Mortgage Asset Trust
0.652% due 07/25/2036	161	159
Capital Auto Receivables Asset Trust
1.476% due 03/15/2011	677	670
Carrington Mortgage Loan Trust
0.572% due 01/25/2037	868	800
Chase Credit Card Master Trust
0.726% due 09/15/2011	3,900	3,891
Chase Issuance Trust
0.576% due 02/15/2012	3,100	3,087
0.576% due 03/15/2013	10,400	9,869
0.596% due 02/15/2013	250	237
0.806% due 09/15/2011	1,600	1,584

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.206% due 11/15/2011	$2,300	$2,271
1.306% due 08/17/2015	6,000	5,318
2.820% due 09/15/2015	14,000	12,827
Countrywide Asset-Backed Certificates
0.572% due 12/25/2046	52	51
0.572% due 06/25/2047	560	498
CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	20	19
Daimler Chrysler Auto Trust
4.980% due 02/08/2011	5,344	5,369
Denver Arena Trust
6.940% due 11/15/2019	604	515
Equity One Asset-Backed Securities, Inc.
0.822% due 04/25/2034	162	49
First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 12/25/2036	502	490
Ford Credit Auto Owner Trust
1.456% due 01/15/2011	2,616	2,591
1.976% due 06/15/2012	142,700	133,423
Fremont Home Loan Trust
0.572% due 10/25/2036	1,620	1,470
Indymac Residential Asset-Backed Trust
0.652% due 04/25/2047	2,307	2,069
JPMorgan Mortgage Acquisition Corp.
0.582% due 05/25/2037	1,076	890
0.602% due 03/25/2037	1,418	1,199
Lehman XS Trust
0.602% due 06/25/2046	414	406
0.602% due 11/25/2046	34	31
MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	410	378
MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	3,100	3,079
Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	107	103
0.582% due 04/25/2037	10	10
0.602% due 09/25/2037	741	676
0.642% due 02/25/2037	590	490
Morgan Stanley ABS Capital I
1.322% due 07/25/2037	1,622	1,358
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037	1,101	747
6.000% due 07/25/2047	683	444
New Century Home Equity Loan Trust
0.692% due 12/25/2035	602	595
Nomura Asset Acceptance Corp.
0.662% due 01/25/2036	5	4
Park Place Securities, Inc.
0.834% due 10/25/2034	419	316

18	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047		$59	$45
Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		1,490	816
SACO I, Inc.
0.582% due 05/25/2036		1,579	941
Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037		2,639	1,741
SLM Student Loan Trust
1.159% due 01/25/2018		191	190
2.659% due 04/25/2023		321,456	315,928
Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		425	408
0.582% due 01/25/2038		433	364
Structured Asset Securities Corp.
0.812% due 01/25/2033		13	6
USAA Auto Owner Trust
4.160% due 04/16/2012		1,700	1,714
WaMu Asset-Backed Certificates
0.572% due 01/25/2037		854	715
Wells Fargo Home Equity Trust
0.572% due 01/25/2037		271	265
0.772% due 12/25/2035		211	194

Total Asset-Backed Securities (Cost $638,626)			612,392

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
1.645% due 10/04/2011		17,150	17,199

Total Sovereign Issues (Cost $17,138)			17,199

FOREIGN CURRENCY-DENOMINATED ISSUES 4.1%
American International Group, Inc.
8.625% due 05/22/2038	GBP	5,600	783
Brazil Government International Bond
10.250% due 01/10/2028	BRL	10,000	3,966
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010		5,400	4,220
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		52,819	22,343
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	4,450	2,395
5.500% due 09/15/2066	GBP	12,450	6,967
5.500% due 09/15/2067	EUR	500	276
6.500% due 09/15/2067	GBP	30,600	18,880
Green Valley Ltd.
6.329% due 01/10/2011	EUR	5,100	6,496

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,013,920	$26,368
1.100% due 12/10/2016		10,691,980	93,489
1.200% due 06/10/2017		14,376,420	124,531
1.200% due 12/10/2017		12,882,800	111,205
1.400% due 06/10/2018		7,416,230	64,678
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)		1,600,000	1,334
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	5,000	1,528
Silver Arrow S.A.
1.341% due 08/15/2014		3,950	5,204

Total Foreign Currency-Denominated Issues (Cost $579,319)			494,663

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011		157,000	848
Bank of America Corp.
7.250% due 12/31/2049		16,000	6,792
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	4,263

Total Convertible Preferred Stocks (Cost $36,675)			11,903

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 1.1%
UBS AG
2.158% due 07/01/2010		$6,200	6,198
Unicredito Italiano NY
1.156% due 05/18/2009		126,000	126,000

			132,198

REPURCHASE AGREEMENTS 0.2%
Fixed Income Clearing Corp.
0.080% due 04/01/2009		5,486	5,486
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $5,596. Repurchase proceeds are $5,486.)

See Accompanying Notes	Annual Report	March 31, 2009	19

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$10,000	$10,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $10,185. Repurchase proceeds are $10,000.)

		15,486

U.S. CASH MANAGEMENT BILLS 0.3%
0.759% due 04/29/2009 - 05/15/2009 (b)(f)(h)	37,670	37,668

U.S. TREASURY BILLS 1.7%
0.132% due 04/02/2009 - 06/11/2009 (b)(e)(f)(g)	207,160	207,116

Total Short-Term Instruments (Cost $392,493)		392,468

VALUE (000S)
PURCHASED OPTIONS (l) 0.0%
(Cost $1,449)	$5,344

Total Investments 185.5% (Cost $22,348,325)	$22,334,232

Written Options (m) (0.3%) (Premiums $16,573)	(36,810)

Other Assets and Liabilities (Net) (85.2%)	(10,258,411)

Net Assets 100.0%	$12,039,011

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Real Return Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $1,550 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $226,440 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $2,820 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	Securities with an aggregate market value of $360 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $3,998,731 at a weighted average interest rate of 1.407%. On March 31, 2009, securities valued at $5,864,971 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $20,835 and cash of $35,475 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	851	$7,827
90-Day Euribor December Futures	Long	12/2010	47	2
90-Day Euribor June Futures	Long	06/2010	715	91
90-Day Euribor March Futures	Long	03/2010	616	71
90-Day Euribor September Futures	Long	09/2009	1,161	10,773
90-Day Euribor September Futures	Long	09/2010	575	81
90-Day Eurodollar December Futures	Long	12/2009	5,002	31,210
90-Day Eurodollar June Futures	Long	06/2009	3,818	20,947
90-Day Eurodollar June Futures	Long	06/2010	2,608	14,773
90-Day Eurodollar March Futures	Long	03/2010	6,619	36,515

20	PIMCO Funds	See Accompanying Notes

March 31, 2009

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar September Futures	Long	09/2009	7,010	$42,361
90-Day Eurodollar September Futures	Long	09/2010	895	2,136
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	730
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,199	19,952
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,294	196
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	769

				$188,434

(k)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	36.326%	$5,000	$3,053	$0	$3,053
American Standard, Inc.	BOA	(0.660%	)	06/20/2015	0.700%	6,000	12	0	12
Amgen, Inc.	DUB	(0.670%	)	06/20/2017	0.830%	9,000	101	0	101
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%	5,000	5	0	5
AutoZone, Inc.	GSC	(0.529%	)	12/20/2012	1.100%	4,000	80	0	80
Black & Decker Corp.	BOA	(0.680%	)	12/20/2012	2.065%	800	38	0	38
Brookfield Asset Management, Inc.	UBS	(2.180%	)	06/20/2017	8.622%	7,500	2,155	0	2,155
Burlington Northern Santa Fe Corp.	BCLY	(0.720%	)	06/20/2017	0.837%	2,500	20	0	20
Cardinal Health, Inc.	DUB	(0.740%	)	06/20/2017	0.890%	6,195	65	0	65
CenturyTel, Inc.	BCLY	(1.850%	)	06/20/2017	1.220%	10,803	(485)	0	(485)
Citigroup, Inc.	DUB	(3.600%	)	12/20/2013	6.325%	100	9	0	9
Computer Sciences Corp.	BCLY	(0.870%	)	03/20/2018	0.700%	2,500	(34)	0	(34)
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%	2,200	293	0	293
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%	10,000	1,856	0	1,856
Countrywide Financial Corp.	JPM	(2.670%	)	06/20/2012	4.124%	5,000	193	0	193
Credit Suisse Group	BCLY	(1.750%	)	06/20/2013	1.830%	10,000	24	0	24
Credit Suisse Group	JPM	(1.792%	)	06/20/2013	1.830%	11,600	9	0	9
CSX Corp.	CSFB	(1.050%	)	03/20/2018	1.589%	5,000	196	0	196
Deutsche Telekom International Finance BV	BCLY	(1.140%	)	09/20/2018	1.160%	6,000	5	0	5
Deutsche Telekom International Finance BV	BCLY	(1.180%	)	09/20/2018	1.160%	10,000	(23)	0	(23)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	2.818%	1,000	(8)	0	(8)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	2.818%	1,000	(11)	0	(11)
Erac USA Finance Co.	GSC	(2.700%	)	12/20/2017	7.237%	5,000	1,156	0	1,156
FirstEnergy Corp.	CSFB	(0.500%	)	12/20/2011	1.180%	2,500	44	0	44
H.J. Heinz Co.	JPM	(0.530%	)	09/20/2013	0.725%	5,000	40	0	40
HCP, Inc.	JPM	(2.830%	)	09/20/2016	7.390%	2,000	411	0	411
HCP, Inc.	MSC	(2.260%	)	03/20/2018	7.146%	5,000	1,216	0	1,216
Home Depot, Inc.	GSC	(1.920%	)	03/20/2016	1.768%	2,500	(53)	0	(53)
Hospira, Inc.	MSC	(1.030%	)	06/20/2014	1.056%	2,500	2	0	2
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	19.688%	2,500	983	0	983
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	19.688%	4,100	1,612	0	1,612

See Accompanying Notes	Annual Report	March 31, 2009	21

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	19.688%	$3,900	$1,539	$0	$1,539
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.932%	3,700	(33)	0	(33)
Kraft Foods, Inc.	GSC	(0.860%	)	03/20/2018	0.936%	4,000	22	0	22
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	0.927%	3,000	(6)	0	(6)
Kraft Foods, Inc.	RBS	(1.130%	)	03/20/2018	0.936%	2,000	(31)	0	(31)
Kroger Co.	BOA	(0.900%	)	09/20/2017	1.063%	5,000	58	0	58
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	5.944%	5,000	1,006	0	1,006
Ltd. Brands, Inc.	BCLY	(4.910%	)	09/20/2017	4.328%	1,200	(42)	0	(42)
Ltd. Brands, Inc.	MSC	(3.113%	)	09/20/2017	4.328%	2,000	137	0	137
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%	2,000	273	0	273
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	6.168%	3,000	(111)	0	(111)
Macy’s Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	5.790%	1,000	192	0	192
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	5.790%	2,000	382	0	382
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	7.136%	3,000	379	0	379
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	6.168%	10,000	1,619	0	1,619
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	3.789%	5,000	485	0	485
Marriott International, Inc.	GSC	(0.640%	)	12/20/2012	4.243%	2,100	242	0	242
Marsh & McLennan Cos., Inc.	BOA	(1.180%	)	09/20/2015	0.890%	2,500	(44)	0	(44)
Masco Corp.	CITI	(1.920%	)	03/20/2017	4.595%	8,000	1,161	0	1,161
Mattel, Inc.	BOA	(2.450%	)	03/20/2013	1.444%	20,000	(767)	0	(767)
Motorola, Inc.	DUB	(2.600%	)	12/20/2017	2.638%	4,000	6	0	6
Newell Rubbermaid, Inc.	GSC	(0.319%	)	12/20/2012	2.750%	4,200	343	0	343
Nucor Corp.	CSFB	(0.486%	)	12/20/2017	1.264%	4,000	227	0	227
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.906%	1,500	0	0	0
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.714%	3,500	(92)	0	(92)
Pearson Dollar Finance Two PLC	CITI	(0.570%	)	06/20/2013	0.906%	1,500	20	0	20
Pearson Dollar Finance Two PLC	CITI	(0.690%	)	06/20/2018	0.714%	3,500	5	0	5
Pearson Dollar Finance Two PLC	DUB	(0.720%	)	06/20/2018	0.714%	11,000	(11)	0	(11)
PPG Industries, Inc.	BOA	(0.650%	)	03/20/2018	1.900%	10,000	893	0	893
PPL Energy Supply LLC	HSBC	(1.450%	)	09/20/2013	4.090%	5,000	495	0	495
Prudential Financial, Inc.	BCLY	(0.870%	)	06/20/2017	9.041%	2,000	689	0	689
Qwest Capital Funding, Inc.	JPM	(3.250%	)	09/20/2009	6.064%	12,500	151	0	151
Rexam PLC	BCLY	(1.450%	)	06/20/2013	4.048%	10,600	982	0	982
Rexam PLC	CITI	(1.450%	)	06/20/2013	4.048%	3,000	278	0	278
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	3.500%	12,500	870	0	870
Reynolds American, Inc.	DUB	(1.020%	)	06/20/2013	3.500%	10,000	907	0	907
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	1.650%	7,000	303	0	303
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	3.300%	8,550	1,263	0	1,263
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	3.295%	1,100	94	0	94
Ryder System, Inc.	BOA	(1.550%	)	09/20/2015	3.026%	9,000	685	0	685
SCA Finans AB	DUB	(0.810%	)	09/20/2015	1.591%	6,000	258	0	258
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	2.800%	10,000	691	0	691
Sempra Energy	BOA	(0.580%	)	06/20/2018	1.132%	3,000	127	0	127
Sempra Energy	DUB	(0.550%	)	06/20/2018	1.132%	1,500	67	0	67
Spectra Energy Capital LLC	DUB	(0.750%	)	09/20/2014	1.000%	10,000	124	0	124
Spectra Energy Capital LLC	DUB	(0.975%	)	06/20/2018	1.000%	15,000	24	0	24
Staples, Inc.	MSC	(0.700%	)	12/20/2012	2.091%	400	19	0	19
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	7.265%	3,000	449	0	449
Target Corp.	MSC	(1.200%	)	03/20/2018	1.450%	7,000	126	0	126
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.785%	3,500	132	0	132

22	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	3.119%		$3,200	$330	$0	$330
Telecom Italia Capital S.A.	JPM	(1.530%	)	06/20/2018	3.119%		7,500	785	0	785
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%		4,000	649	0	649
Tyco International Group S.A.	BOA	(0.750%	)	12/20/2013	2.412%		4,760	329	0	329
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		12,000	983	0	983
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%	EUR	10,000	12	0	12
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%		32,600	(149)	0	(149)
Union Pacific Corp.	UBS	(0.810%	)	06/20/2017	0.865%		$5,000	18	0	18
Verizon Communications, Inc.	GSC	(0.900%	)	06/20/2017	1.045%		5,000	50	0	50
Viacom, Inc.	BOA	(1.930%	)	06/20/2016	2.525%		2,500	85	0	85
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	2.386%		4,000	340	0	340
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	2.525%		5,000	398	0	398
Whirlpool Corp.	GSC	(1.060%	)	06/20/2016	4.287%		6,000	999	0	999

								$34,379	$0	$34,379

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	22.909%	$10,000	$(4,262)	$0	$(4,262)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	2.162%	5,800	(266)	0	(266)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	13.959%	2,500	(629)	0	(629)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	13.959%	3,600	(901)	0	(901)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	13.959%	8,600	(2,163)	0	(2,163)
Ford Motor Credit Co. LLC	UBS	2.560%	06/20/2012	14.158%	1,500	(408)	0	(408)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	7.751%	4,700	(938)	0	(938)
GMAC LLC	BCLY	3.050%	09/20/2012	18.913%	3,200	(1,133)	0	(1,133)
GMAC LLC	BOA	5.100%	09/20/2012	18.913%	5,000	(1,537)	0	(1,537)
GMAC LLC	BOA	6.300%	09/20/2012	18.913%	1,200	(336)	0	(336)
GMAC LLC	BOA	7.000%	09/20/2012	18.913%	7,000	(1,850)	0	(1,850)
GMAC LLC	GSC	3.400%	06/20/2011	21.034%	1,100	(312)	0	(312)
GMAC LLC	GSC	3.050%	09/20/2012	18.913%	11,300	(4,002)	0	(4,002)
GMAC LLC	GSC	6.310%	09/20/2012	18.913%	9,300	(2,604)	0	(2,604)
GMAC LLC	JPM	5.400%	09/20/2012	18.913%	3,100	(932)	0	(932)
GMAC LLC	JPM	5.450%	09/20/2012	18.913%	3,100	(929)	0	(929)
GMAC LLC	MLP	6.300%	09/20/2012	18.913%	18,600	(5,211)	0	(5,211)
GMAC LLC	MSC	6.850%	06/20/2012	19.205%	5,700	(1,484)	0	(1,484)
GMAC LLC	UBS	3.620%	06/20/2011	21.034%	5,000	(1,401)	0	(1,401)
Goldman Sachs Group, Inc.	BCLY	0.770%	09/20/2012	2.961%	7,000	(478)	0	(478)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	2.961%	5,100	(353)	0	(353)
Goldman Sachs Group, Inc.	MSC	0.750%	09/20/2012	2.961%	2,100	(145)	0	(145)
Goldman Sachs Group, Inc.	RBS	0.780%	09/20/2012	2.961%	2,000	(136)	0	(136)

						$(32,410)	$0	$(32,410)

See Accompanying Notes	Annual Report	March 31, 2009	23

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	$154,598	$13,836	$1,473	$12,363
CDX.IG-9 10-Year Index	BOA	(0.800%	)	12/20/2017	4,099	367	18	349
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	54,461	4,875	1,086	3,789
CDX.IG-9 10-Year Index 3-7%	GSC	(6.550%	)	12/20/2017	22,700	12,061	0	12,061

						$31,139	$2,577	$28,562

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-9 5-Year Index 25-35%	GSC	6.385%	12/20/2012	$10,800	$(3,902)	$0	$(3,902)
CDX.HY-9 5-Year Index 25-35%	JPM	6.450%	12/20/2012	15,000	(5,444)	0	(5,444)
CDX.HY-9 5-Year Index 25-35%	MLP	6.510%	12/20/2012	10,600	(3,830)	0	(3,830)
CDX.HY-9 5-Year Index 25-35%	MLP	6.690%	12/20/2012	2,800	(998)	0	(998)
CDX.HY-9 5-Year Index 25-35%	MSC	6.570%	12/20/2012	2,800	(1,000)	0	(1,000)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	6,500	(96)	0	(96)
CDX.IG-9 5-Year Index 15-30%	MSC	1.130%	12/20/2012	4,800	(22)	0	(22)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	62,290	(20,977)	(9,996)	(10,981)

					$(36,269)	$(9,996)	$(26,273)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

24	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	33,900	$204	$0	$204
Pay	1-Month EUR-FRCPXTOB Index	2.040%	03/15/2010	BCLY		50,000	2,035	0	2,035
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP		60,000	2,798	0	2,798
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		52,200	2,419	(115)	2,534
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	469	(2)	471
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		22,700	1,210	12	1,198
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,405	0	1,405
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	239	0	239
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		31,400	1,205	0	1,205
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		27,800	1,172	0	1,172
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		40,900	1,100	(85)	1,185
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		72,600	1,777	0	1,777
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		12,600	257	7	250
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP		5,200	112	11	101
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		5,900	120	0	120
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,000	63	0	63
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,200	39	1	38
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		9,200	184	0	184
Pay	1-Month EUR-FRCPXTOB Index	2.238%	06/20/2012	BCLY		17,000	625	0	625
Pay	1-Month EUR-FRCPXTOB Index	2.098%	09/28/2012	BNP		33,000	606	0	606
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		75,000	393	46	347
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		33,100	(1,053)	0	(1,053)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		30,000	(890)	0	(890)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	1,463	483	980
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(758)	(347)	(411)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(1,678)	(38)	(1,640)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	3,499	(792)	4,291
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	150	30	120
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	1,841	237	1,604
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		$515,900	14,293	2,742	11,551
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		684,000	18,950	13,123	5,827
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(24,717)	7,929	(32,646)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		17,950	(4,126)	178	(4,304)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		3,000	(690)	(1)	(689)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		64,200	(14,756)	247	(15,003)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		240,500	(55,276)	1,453	(56,729)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		14,700	(3,379)	(188)	(3,191)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		59,400	(16,192)	(622)	(15,570)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		164,900	(44,952)	0	(44,952)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		10,770	402	329	73
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		66,400	2,477	(4,064)	6,541
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		3,400	127	(210)	337
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		35,300	1,317	(1,650)	2,967
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		106,850	(36,915)	(6,592)	(30,323)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		43,100	(14,890)	(3,504)	(11,386)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		45,195	(15,614)	(6,251)	(9,363)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		18,450	(6,366)	0	(6,366)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	6,283	(90)	6,373
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	5,433	(78)	5,511
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		36,100	2,512	(76)	2,588
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	121,200	1,466	(1,245)	2,711
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	12,152	(854)	13,006
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	5,639	1,606	4,033
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		5,500	728	(137)	865
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		3,000	397	(75)	472
Receive	30-Day USD-CMM Rate	4.000%	04/27/2009	MLP		$95,500	(1,421)	(3,616)	2,195
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		44,800	(7,422)	1,728	(9,150)

See Accompanying Notes	Annual Report	March 31, 2009	25

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	GBP-UKRPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	$1,417	$0	$1,417
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,000	150	12	138
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		11,900	479	23	456
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		34,800	1,161	0	1,161
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		13,600	(587)	0	(587)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		17,000	(487)	0	(487)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		5,250	(148)	0	(148)

							$(151,549)	$(435)	$(151,114)

(l)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counter party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$23,300	$249	$878
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,700	167	591
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	127	452
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,500	596	2,090
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	29,300	310	1,333

							$1,449	$5,344

(m)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	7	$5	$5
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	768	176	185
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	775	271	166
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	436	136	94

				$588	$450

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$126,400	$942	$203
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	1,100	4	3
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,900	123	414
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	131	441
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	4,700	19	5

26	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$39,000	$269	$63
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	9,530
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	215
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	172	573
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	123,300	2,589	7,166
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	32,200	306	52
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	135	441
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	70,800	1,781	4,115
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	21,600	153	35
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,500	603	2,038
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	9,800	300	1,173
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	67,000	2,107	9,675
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	67,000	2,107	218

							$15,985	$36,360

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,983	$1,851,000	$68,414
Sales	36,110	585,500	34,457
Closing Buys	(7,704)	(531,400)	(22,798)
Expirations	(38,403)	(1,173,600)	(63,500)
Exercised	0	0	0

Balance at 03/31/2009	1,986	$731,500	$16,573

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2039	$214,800	$218,196	$221,613
Fannie Mae	6.500%	04/01/2039	187,000	196,116	196,905
Freddie Mac	4.500%	12/01/2099	100	102	103
Freddie Mac	5.500%	04/01/2039	66,200	68,641	68,693
Freddie Mac	6.000%	04/01/2039	3,800	3,968	3,973
Treasury Inflation Protected Securities	1.750%	01/15/2028	40,040	33,724	38,810
Treasury Inflation Protected Securities	2.125%	01/15/2019	15,326	16,263	16,380

				$537,010	$546,477

(6)	Market value includes $346 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2009	27

Schedule of Investments  Real Return Fund  (Cont.)

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	34,632	04/2009	$0	$(2,025)	$(2,025)
Buy		UBS	36,553	05/2009	0	(254)	(254)
Sell	BRL	BCLY	55,184	06/2009	0	(736)	(736)
Buy		HSBC	93,315	06/2009	423	(5)	418
Sell		JPM	60,612	06/2009	0	(742)	(742)
Sell		MLP	81,467	06/2009	0	(1,509)	(1,509)
Sell	CHF	UBS	10,851	06/2009	0	(304)	(304)
Buy	CNY	BCLY	106,812	05/2009	201	0	201
Sell		BCLY	81,169	05/2009	0	(179)	(179)
Sell		CITI	37,530	05/2009	0	(92)	(92)
Buy		BCLY	51,344	07/2009	0	(481)	(481)
Buy		DUB	138,073	07/2009	0	(1,203)	(1,203)
Buy		HSBC	74,825	07/2009	0	(502)	(502)
Buy		BCLY	198,206	09/2009	0	(328)	(328)
Buy		CITI	52,053	09/2009	82	0	82
Sell		DUB	27,440	09/2009	0	(103)	(103)
Buy		HSBC	197,458	09/2009	0	(288)	(288)
Sell	CNY	JPM	20,823	09/2009	0	(73)	(73)
Buy	EUR	BCLY	34,539	04/2009	1,811	0	1,811
Sell		BNP	10,781	04/2009	0	(710)	(710)
Sell		CSFB	25,367	04/2009	0	(1,678)	(1,678)
Buy		GSC	1,737	04/2009	29	0	29
Sell		HSBC	48,557	04/2009	0	(3,192)	(3,192)
Buy		RBC	13	04/2009	0	0	0
Sell		RBC	1,614	04/2009	1	0	1
Buy		RBS	3,056	04/2009	0	(81)	(81)
Buy	GBP	BCLY	6,622	04/2009	0	(124)	(124)
Sell		BCLY	2,870	04/2009	0	(3)	(3)
Buy		BNP	107	04/2009	0	(2)	(2)
Sell		DUB	20,244	04/2009	299	0	299
Sell		GSC	6,879	04/2009	0	(253)	(253)
Sell		HSBC	7,115	04/2009	0	(24)	(24)
Sell		MSC	33,882	04/2009	397	0	397
Buy		RBS	7,436	04/2009	8	(125)	(117)
Buy		UBS	5,169	04/2009	0	(209)	(209)
Sell	JPY	BNP	16,187,727	05/2009	2,795	0	2,795
Buy		CITI	2,500,992	05/2009	0	(407)	(407)
Sell		CITI	43,290	05/2009	0	(1)	(1)
Sell		HSBC	647,493	05/2009	40	0	40
Sell		MSC	16,037,728	06/2009	2,561	0	2,561
Buy	MXN	BCLY	2,870	05/2009	2	0	2
Sell		BCLY	66,767	05/2009	66	0	66
Buy		CITI	11,642	05/2009	11	0	11
Buy		HSBC	5,260	05/2009	0	(2)	(2)
Buy		JPM	2,870	05/2009	2	0	2
Sell		JPM	100	05/2009	0	0	0
Buy		MLP	44,225	05/2009	0	(146)	(146)
Sell		CITI	11,642	11/2009	0	(11)	(11)
Buy		JPM	2,306	11/2009	0	0	0
Sell	MYR	BCLY	635	08/2009	5	0	5
Buy	NZD	RBS	4,578	04/2009	334	0	334
Buy		RBS	4,578	05/2009	4	0	4
Sell	PHP	CITI	31,152	08/2009	3	0	3
Sell	PLN	BCLY	60,801	05/2009	2,423	0	2,423
Sell		CITI	62,392	05/2009	2,487	0	2,487

28	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PLN	HSBC	130,931	05/2009	$0	$(21,046)	$(21,046)
Sell		HSBC	5,246	05/2009	231	0	231
Sell		JPM	1,083	05/2009	44	0	44
Sell		UBS	1,409	05/2009	56	0	56
Sell	RUB	BCLY	50,015	05/2009	35	0	35
Buy		HSBC	17,945	05/2009	0	(213)	(213)
Sell		HSBC	8,536	05/2009	7	0	7
Buy		JPM	40,606	05/2009	0	(318)	(318)
Sell	SEK	UBS	5,030	06/2009	0	(65)	(65)
Buy	SGD	CITI	22,986	04/2009	0	(642)	(642)
Buy		DUB	14,594	04/2009	0	(298)	(298)
Sell		DUB	60,230	04/2009	748	0	748
Buy		HSBC	5,704	04/2009	0	(151)	(151)
Buy		RBS	9,697	04/2009	0	(224)	(224)
Buy		UBS	7,249	04/2009	0	(136)	(136)
Sell		CITI	8,664	07/2009	116	0	116
Buy		HSBC	8,664	07/2009	0	(299)	(299)

					$15,221	$(39,184)	$(23,963)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$279,747	$22,054,419	$66	$22,334,232
Short Sales, at value	0	(546,477)	0	(546,477)
Other Financial Instruments ++	188,435	(230,054)	22,424	(19,195)

Total	$468,182	$21,277,888	$22,490	$21,768,560

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$6,330	$601	$2	$0	$131	$(6,998)	$66
Other Financial Instruments ++	(10,099)	0	0	0	34,599	(2,076)	22,424

Total	$(3,769)	$601	$2	$0	$34,730	$(9,074)	$22,490

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	29

Financial Highlights  Real Return Fund

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class A
03/31/2009	$11.45	$0.23	$(0.99)	$(0.76)	$(0.30)	$(0.39)
03/31/2008	10.89	0.58	0.90	1.48	(0.55)	(0.37)
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
Class B
03/31/2009	11.45	0.19	(1.03)	(0.84)	(0.22)	(0.39)
03/31/2008	10.89	0.51	0.88	1.39	(0.46)	(0.37)
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)
03/31/2005	11.79	0.29	(0.04)	0.25	(0.30)	(0.32)
Class C
03/31/2009	11.45	0.19	(1.00)	(0.81)	(0.25)	(0.39)
03/31/2008	10.89	0.53	0.89	1.42	(0.49)	(0.37)
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)
03/31/2005	11.79	0.31	(0.03)	0.28	(0.33)	(0.32)

(a)	Per share amounts based on average number of shares outstanding during the year.

30	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.69)	$10.00	(6.33)%	$3,115,455	1.15%	0.90%	2.24%	915%
0.00	(0.92)	11.45	14.33	3,112,012	0.90	0.90	5.29	806
(0.01)	(0.42)	10.89	4.53	2,880,617	0.90	0.90	3.16	480
0.00	(0.65)	10.82	0.35	3,428,636	0.90	0.90	4.31	388
0.00	(0.70)	11.42	3.00	3,327,325	0.90	0.90	3.11	369

0.00	(0.61)	10.00	(7.03)	379,558	1.87	1.65	1.82	915
0.00	(0.83)	11.45	13.49	633,778	1.65	1.65	4.62	806
(0.01)	(0.34)	10.89	3.76	737,160	1.65	1.65	2.52	480
0.00	(0.57)	10.82	(0.40)	1,013,934	1.65	1.65	3.67	388
0.00	(0.62)	11.42	2.23	1,257,959	1.65	1.65	2.51	369

0.00	(0.64)	10.00	(6.80)	1,543,052	1.64	1.40	1.81	915
0.00	(0.86)	11.45	13.77	1,580,743	1.40	1.40	4.80	806
(0.01)	(0.36)	10.89	4.02	1,493,749	1.40	1.40	2.81	480
0.00	(0.59)	10.82	(0.15)	2,188,960	1.40	1.40	3.88	388
0.00	(0.65)	11.42	2.48	2,451,603	1.40	1.40	2.67	369

Annual Report	March 31, 2009	31

Statement of Assets and Liabilities Real Return Fund	March 31, 2009

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$22,050,902
Investments in Affiliates, at value	267,844
Repurchase agreements, at value	15,486
Deposits with counterparty	35,475
Foreign currency, at value	28,152
Receivable for investments sold	2,013,053
Receivable for investments sold on a delayed-delivery basis	145,127
Receivable for Fund shares sold	42,342
Interest and dividends receivable	151,844
Dividends receivable from Affiliates	138
Variation margin receivable	2,800
Swap premiums paid	35,135
Unrealized appreciation on foreign currency contracts	15,221
Unrealized appreciation on swap agreements	158,615
Other assets	1,694
24,963,828
Liabilities:
Payable for reverse repurchase agreements	$5,436,550
Payable for investments purchased	2,081,985
Payable for investments in Affiliates purchased	138
Payable for investments purchased on a delayed-delivery basis	4,116,543
Payable for short sales	546,477
Payable to counterparty	275,542
Payable for Fund shares redeemed	33,618
Dividends payable	1,184
Overdraft due to custodian	892
Written options outstanding	36,810
Accrued investment advisory fee	2,360
Accrued supervisory and administrative fee	2,820
Accrued distribution fee	1,041
Accrued servicing fee	1,213
Swap premiums received	42,989
Unrealized depreciation on foreign currency contracts	39,184
Unrealized depreciation on swap agreements	305,471
12,924,817
Net Assets	$12,039,011
Net Assets Consist of:
Paid in capital	$13,831,942
Undistributed net investment income	55,603
Accumulated undistributed net realized (loss)	(1,824,549)
Net unrealized (depreciation)	(23,985)
$12,039,011
Net Assets:
Class A	$3,115,455
Class B	379,558
Class C	1,543,052
Other Classes	7,000,946
Shares Issued and Outstanding:
Class A	311,607
Class B	37,964
Class C	154,331
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.00
Class B	10.00
Class C	10.00
Cost of Investments Owned	$22,065,015
Cost of Investments in Affiliates Owned	$267,824
Cost of Repurchase Agreements Owned	$15,486
Cost of Foreign Currency Held	$28,675
Proceeds Received on Short Sales	$537,010
Premiums Received on Written Options	$16,573
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

32	PIMCO Funds	See Accompanying Notes

Statement of Operations  Real Return Fund

Year Ended March 31, 2009 (Amounts in thousands)

Investment Income:
Interest	$495,870
Dividends	2,480
Dividends from Affiliate investments	193
Miscellaneous income	125
Total Income	498,668

Expenses:
Investment advisory fees	34,522
Supervisory and administrative fees	40,145
Distribution fees - Class B	3,661
Distribution fees - Class C	7,853
Servicing fees - Class A	7,844
Servicing fees - Class B	1,220
Servicing fees - Class C	3,927
Distribution and/or servicing fees - Other Classes	5,293
Trustees’ fees	25
Interest expense	30,913
Miscellaneous expense	32
Total Expenses	135,435

Net Investment Income	363,233

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,356,420)
Net realized gain on Affiliate investments	231
Net realized (loss) on futures contracts, written options and swaps	(107,489)
Net realized gain on foreign currency transactions	54,194
Net change in unrealized (depreciation) on investments	(141,948)
Net change in unrealized appreciation on Affiliate investments	20
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(19,179)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(37,043)
Net (Loss)	(1,607,634)

Net (Decrease) in Net Assets Resulting from Operations	$(1,244,401)

Annual Report	March 31, 2009	33

Statement of Changes in Net Assets  Real Return Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$363,233	$646,908
Net realized gain (loss)	(1,409,715)	912,700
Net realized gain on Affiliate investments	231	0
Net change in unrealized appreciation (depreciation)	(198,170)	70,875
Net change in unrealized appreciation on Affiliate investments	20	0
Net increase (decrease) resulting from operations	(1,244,401)	1,630,483
Distributions to Shareholders:
From net investment income
Class A	(88,470)	(137,415)
Class B	(11,055)	(28,485)
Class C	(36,912)	(62,638)
Other Classes	(291,712)	(386,771)
From net realized capital gains
Class A	(120,080)	(85,187)
Class B	(15,927)	(21,089)
Class C	(58,218)	(44,905)
Other Classes	(269,914)	(239,600)
Tax basis return of capital
Class A	0	0
Class B	0	0
Class C	0	0
Other Classes	0	0
Total Distributions	(892,288)	(1,006,090)
Fund Share Transactions:
Receipts for shares sold
Class A	1,856,406	1,212,448
Class B	20,217	22,216
Class C	582,928	346,499
Other Classes	3,947,892	4,807,987
Issued as reinvestment of distributions
Class A	159,661	169,759
Class B	19,547	34,399
Class C	61,097	68,841
Other Classes	518,606	569,654
Cost of shares redeemed
Class A	(1,562,567)	(1,283,864)
Class B	(220,713)	(190,928)
Class C	(454,313)	(395,944)
Other Classes	(6,238,106)	(2,425,613)
Net increase (decrease) resulting from Fund share transactions	(1,309,345)	2,935,454
Fund Redemption Fee	2	61
Total Increase (Decrease) in Net Assets	(3,446,032)	3,559,908
Net Assets:
Beginning of year	15,485,043	11,925,135
End of year*	$12,039,011	$15,485,043
*Including undistributed (overdistributed) net investment income of:	$55,603	$(50,932)

34	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares of the Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Fund has adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral

Annual Report	March 31, 2009	35

Notes to Financial Statements  (Cont.)

or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedule of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

36	PIMCO Funds

March 31, 2009

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific

Annual Report	March 31, 2009	37

Notes to Financial Statements  (Cont.)

expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

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Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Fund’s financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed- delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees

Annual Report	March 31, 2009	39

Notes to Financial Statements  (Cont.)

earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk,

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below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or

Annual Report	March 31, 2009	41

Notes to Financial Statements  (Cont.)

“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the

42	PIMCO Funds

March 31, 2009

unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash segregated on the Statement of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may

Annual Report	March 31, 2009	43

Notes to Financial Statements  (Cont.)

enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the

44	PIMCO Funds

March 31, 2009

notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default

Annual Report	March 31, 2009	45

Notes to Financial Statements  (Cont.)

swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which the Fund is the seller of protection are disclosed in the footnotes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements   Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

46	PIMCO Funds

March 31, 2009

Total Return Swap Agreements  The Fund may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  The Fund may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Annual Report	March 31, 2009	47

Notes to Financial Statements  (Cont.)

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net changes in realized gain (loss) on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

48	PIMCO Funds

March 31, 2009

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class P	Class R

0.20%	0.20%	0.40%	0.35% (1)	0.30%	0.40%

(1)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.35% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received

Annual Report	March 31, 2009	49

Notes to Financial Statements  (Cont.)

$14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or

50	PIMCO Funds

March 31, 2009

to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Real Return Fund	$374,845	$21,889

The Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Real Return Fund	$0	$2,620,593	$2,353,000	$20	$267,844	$193	$231

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Annual Report	March 31, 2009	51

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$220,394,323	$222,493,237	$7,538,647	$4,704,485

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	177,163	$1,856,406	109,245	$1,212,448
Class B	1,935	20,217	2,000	22,216
Class C	55,104	582,928	30,931	346,499
Other Classes	371,698	3,947,892	431,194	4,807,987
Issued as reinvestment of distributions
Class A	16,471	159,661	15,580	169,759
Class B	2,016	19,547	3,164	34,399
Class C	6,339	61,097	6,326	68,841
Other Classes	52,735	518,606	52,225	569,654
Cost of shares redeemed
Class A	(153,692)	(1,562,567)	(117,632)	(1,283,864)
Class B	(21,310)	(220,713)	(17,520)	(190,928)
Class C	(45,103)	(454,313)	(36,409)	(395,944)
Other Classes	(611,044)	(6,238,106)	(222,140)	(2,425,613)
Net increase (decrease) resulting from Fund share transactions	(147,688)	$(1,309,345)	256,964	$2,935,454

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to

52	PIMCO Funds

March 31, 2009

tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

Annual Report	March 31, 2009	53

Notes to Financial Statements  (Cont.)

The Fund files U. S. tax returns. While the statute of limitations remains open to examine the Fund’s U. S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post-October Deferral (3)
$130,997	$0	$(1,344,546)	$(40,742)	$0	$(538,640)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)
$23,548,357	$827,517	$(2,041,642)	$(1,214,125)

(4)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, and passive foreign investment companies.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2009			March 31, 2008
Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital
$892,288	$0	$0	$1,006,090	$0	$0

(5)	Includes short-term capital gains, if any, distributed.

54	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Real Return Fund, one of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

Annual Report	March 31, 2009	55

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	GSC	Goldman Sachs & Co.
AIG	AIG International, Inc.	HSBC	HSBC Bank USA
BCLY	Barclays Bank PLC	JPM	JPMorgan Chase & Co.
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BOA	Bank of America	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	RBS	Royal Bank of Scotland Group PLC
CBA	Commonwealth Bank of Australia	SOG	Societe Generale
CITI	Citigroup, Inc.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	WAC	Wachovia Bank N.A.
DUB	Deutsche Bank AG

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	UAH	Ukrainian Hryvnia
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
AMEX	American Stock Exchange	ICEX	Iceland Stock Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade
CME	Chicago Mercantile Exchange	NYBEX	New York Board of Trade
FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
ICE	IntercontinentalExchange®	OTC	Over-the-Counter

56	PIMCO Funds

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index
CDX.HVol	Credit Derivatives Index - High Volatility	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.HY	Credit Derivatives Index - High Yield	eRAFI EM	eRAFI Emerging Markets
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.NA	Credit Derivatives Index - North America	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.XO	Credit Derivatives Index - Crossover	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	MCDX	Municipal Bond Credit Derivative Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	SPGCCNTR	S&P GSCITR Corn Index
DJAIGCI	Dow Jones-AIG Commodity Index	TUCPI	Turkey Consumer Price Index
DJAIGTR	Dow Jones-AIG Total Return Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	USSP	USD Swap Spread
DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	GTD	Guaranteed
AGC	Assured Guaranty Corp.	HUD	U.S. Department of Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corp.	ICR	Insured Custodial Receipts
BHAC	Berkshire Hathaway Assurance Corporation	IBC	Insured Bond Certificate
CM	California Mortgage Insurance	MAIA	Michigan Association of Insurance Agents
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance

Annual Report	March 31, 2009	57

GLOSSARY: (abbreviations that may be used in the preceding statements) (Cont.)	(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International
CMBS	Collateralized Mortgage-Backed Security	NSERO	India National Stock Exchange Interbank Offer Rate
CMM	Constant Maturity Mortgage Rate	PRIBOR	Prague Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HIBOR	Hong Kong Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
ISDA	International Swaps and Derivatives Association, Inc.	TIIE	Tasa de Interés Interbancaria de Equilibrio
JIBOR	Johannesburg Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
JSC	Joint Stock Company	WTI	West Texas Intermediate
KLIBOR	Kuala Lumpur Interbank Offered Rate

58	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income%	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.25%	0.20%	$366,279	$464,149

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

Annual Report	March 31, 2009	59

Management of the Trust	(Unaudited)

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.
Independent Trustees
E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust
Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.
J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).
William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

60	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2009	61

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

62	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ689AR_24862

Share Classes Institutional • Administrative • P	Annual Report March 31, 2009

Strategic Markets Bond Funds

All Asset Fund

All Asset All Authority Fund

EM Fundamental IndexPLUSTMTR Strategy Fund

Fundamental Advantage Tax Efficient Strategy Fund

Fundamental Advantage Total Return Strategy Fund

Fundamental IndexPLUSTM Fund

Fundamental IndexPLUSTMTR Fund

Global Multi-Asset Fund

International StocksPLUS®TR Strategy Fund

(Unhedged)

International StocksPLUS®TR Strategy Fund (U.S.
Dollar-Hedged)

Small Cap StocksPLUS®TR Fund

StocksPLUS® Fund

StocksPLUS® Long Duration Fund

StocksPLUS®Total Return Fund

StocksPLUS®TR Short Strategy Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		21
Financial Highlights		24
Statements of Assets and Liabilities		32
Statements of Operations		35
Statements of Changes in Net Assets		38
Statements of Cash Flows		42
Notes to Financial Statements		128
Report of Independent Registered Public Accounting Firm		149
Glossary		150
Federal Income Tax Information		151
Management of the Trust		152
Privacy Policy		154
Approval of Investment Advisory Contract and Supervision and Administration Agreement		155

FUND	Fund Summary	Schedules of Investments

All Asset Fund	6	44
All Asset All Authority Fund	7	45
EM Fundamental IndexPLUS™ TR Strategy Fund	8	46
Fundamental Advantage Tax Efficient Strategy Fund	9	50
Fundamental Advantage Total Return Strategy Fund	10	52
Fundamental IndexPLUS™ Fund	11	58
Fundamental IndexPLUS™ TR Fund	12	64
Global Multi-Asset Fund	13	73
International StocksPLUS® TR Strategy Fund (Unhedged)	14	77
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	15	84
Small Cap StocksPLUS® TR Fund	16	92
StocksPLUS® Fund	17	100
StocksPLUS® Long Duration Fund	18	107
StocksPLUS® Total Return Fund	19	112
StocksPLUS® TR Short Strategy Fund	20	120

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

■

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

■

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

2	PIMCO Funds	Strategic Markets Funds

■

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

■

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

■

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

■

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European specific risk, Far Eastern (excluding Japan) specific risk, Japanese specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset and the All Asset All Authority Funds invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses—the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class and Class P Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares respectively. The Administrative Class Shares of the following Funds were first offered in (month/year): All Asset Fund (12/02), Fundamental IndexPLUS™ Fund (6/05), Fundamental IndexPLUS™ TR Fund (6/05) and International StocksPLUS® TR Strategy Fund (Unhedged) (11/06). The Class P Shares of the following Funds were first offered in (month/year): Fundamental IndexPLUS™ TR Fund (4/08), StocksPLUS® Total Return Fund (4/08), All Asset Fund (4/08), Small Cap StocksPLUS® TR Fund (4/08), International StocksPLUS® TR Strategy Fund (Unhedged) (4/08), and All Asset All Authority Fund (7/08). All other Funds in this Annual Report do not currently offer Administrative Class and Class P Shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	Strategic Markets Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from October 1, 2008 to March 31, 2009 with the exception of the EM Fundamental Index PLUS TR Strategy Fund, which is from November 26, 2008 (the date the Fund commenced operations) to March 31, 2009, and Global Multi-Asset Fund, which is from October 29, 2008 (the date the Fund commenced operations) to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	5

PIMCO All Asset Fund

Institutional Class	PAAIX
Administrative Class	PAALX
Class P	PALPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

PIMCO Funds Allocation‡

Real Return Asset Fund	20.6%
Investment Grade Corporate Bond Fund	10.6%
Emerging Local Bond Fund	9.1%
High Yield Fund	7.7%
Convertible Fund	6.9%
Developing Local Markets Fund	6.4%
CommodityRealReturn Strategy Fund®	5.1%
Other	33.6%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	-17.90%	1.16%	5.81%
PIMCO All Asset Fund Administrative Class	-18.07%	0.93%	5.56%
PIMCO All Asset Fund Class P	-17.85%	1.09%	5.73%
Barclays Capital U.S. TIPS: 1-10 Year Index	-2.26%	4.11%	5.65%
Consumer Price Index + 500 Basis Points	4.71%	7.80%	7.76%
Lipper Flexible Portfolio Funds Average	-23.92%	-0.30%	3.56%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.975% for the Institutional Class shares and 1.225% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.075% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$894.08	$893.55	$894.97	$1,023.88	$1,022.64	$1,023.39
Expenses Paid During Period†	$0.99	$2.17	$1.46	$1.06	$2.32	$1.56

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.21% for Institutional Class, 0.46% for Administrative Class and 0.31% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to management fees are currently capped at 0.64% of the total assets invested in Underlying Funds. The annualized expense ratio of 0.21% for Institutional Class, 0.46% for Administrative Class and 0.31% for Class P reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other funds of the Trust, except the PIMCO All Asset All Authority Fund, the PIMCO Global Multi-Asset Fund, and the PIMCO RealRetirement™ Funds.

»	A modest allocation to the PIMCO Long Duration Total Return Fund benefited performance as the Fund outperformed the Barclays Capital U.S. TIPS 1-10 Year Index (the “benchmark”) during the period.

»

Significant allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Asset Fund, detracted from performance versus the benchmark as longer maturity U.S. TIPS underperformed the shorter maturity U.S. TIPS in the benchmark.

»

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, detracted from performance as both Funds underperformed the benchmark.

»

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined more than the benchmark.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the benchmark.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the benchmark.

6	PIMCO Funds	Strategic Markets Funds

PIMCO All Asset All Authority Fund

Institutional Class	PAUIX
Class P	PAUPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

PIMCO Funds Allocation‡

Real Return Asset Fund	19.0%
Investment Grade Corporate Bond Fund	13.2%
High Yield Fund	9.8%
Emerging Local Bond Fund	6.4%
Convertible Fund	6.3%
Long Duration Total Return Fund	5.3%
CommodityRealReturn Strategy Fund®	5.2%
Developing Local Markets Fund	5.1%
Other	29.7%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	-11.73%	3.08%	4.89%
PIMCO All Asset All Authority Fund Class P	-11.78%	2.87%	4.67%
S&P 500 Index	-38.09%	-4.76%	-3.04%
Consumer Price Index + 650 Basis Points	6.29%	9.42%	9.47%
Lipper Flexible Portfolio Funds Average	-23.92%	-0.30%	1.23%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 3.02% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 3.12% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$949.45	$948.32	$1,022.39	$1,022.09
Expenses Paid During Period†	$2.48	$2.77	$2.57	$2.87

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.51% for Institutional Class and 0.57% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The underlying Fund expenses attributable to management fees indirectly borne by the Fund are currently capped at 0.69% of total assets.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other fund of the Trust, except the PIMCO All Asset Fund, the PIMCO Global Multi-Asset Fund, and the PIMCO RealRetirement™ Funds.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the S&P 500 Index (the “benchmark”).

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the benchmark.

»	An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance due to the Fund’s short exposure to the S&P 500 Index, which declined over the period.

»

Significant allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Asset Fund, benefited performance versus the benchmark as longer maturity U.S. TIPS outperformed the benchmark.

»

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, benefited performance as both Funds outperformed the benchmark.

Annual Report	March 31, 2009	7

PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund

Institutional Class	PEFIX
Class P	PEFPX

Allocation Breakdown‡

U.S. Government Agencies	61.6%
U.S. Treasury Obligations	16.0%
Corporate Bonds & Notes	9.1%
PIMCO Funds	9.1%
Short-Term Instruments	0.6%
Other	3.6%
‡	% of Total Investments as of 03/31/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period March 31, 2009
	Fund Inception (11/26/08)
PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund Institutional Class	10.94%
FTSE RAFITM Emerging Markets Index	6.89	%*
MSCI Emerging Markets Index	8.82	%*
Lipper Emerging Markets Funds Average	4.91	%*

All Fund returns are net of fees and expenses.

* Cumulative total return since 11/30/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/31/08, as supplemented to date, is 1.26% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 12/17/08, as supplemented to date, is 1.36% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (11/26/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,109.38	$1,109.29	$1,018.70	$1,018.20
Expenses Paid During Period†	$4.51	$4.88	$6.29	$6.79

† Expenses are equal to the net annualized expense ratio for the class (1.25% for Institutional Class and 1.35% for Class P), multiplied by the average account value over the period, multiplied by 126/182 (to reflect the period since the Fund commenced operations on 11/26/08). The annualized expense ratio of 1.25% for Institutional Class reflects net annualized expenses after application of an expense waiver of 0.16% and 0.07% for Institutional Class and Class P respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund seeks to exceed the total return of the FTSE RAFI® Emerging Markets Index (the “Index”) and the MSCI Emerging Markets Index (the “Secondary Index”) by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Fundamental Index, an enhanced, performance calibrated version of the Index, backed by a diversified short to intermediate duration portfolio comprised of fixed-income instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund was launched on November 26, 2008.

»	The Fund’s equity swap exposure to the Enhanced RAFI® Emerging Markets Fundamental Index was positive for absolute performance as the Index increased 9.85% for the period.

»	Duration and curve-steepening strategies benefited performance as short-term rates fell more than long-term rates over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

»	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

8	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental Advantage Tax Efficient Strategy Fund

Institutional Class	PFAEX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

Pennsylvania	12.4%
North Carolina	10.6%
Short-Term Instruments	7.8%
California	7.4%
Arizona	6.7%
Texas	6.0%
Tennessee	5.8%
Illinois	5.3%
Ohio	5.0%
Other	33.0%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Institutional Class	-13.89%	-13.04%
Institutional Shares After Taxes on Distributions	-14.69%	-14.86%
SIFMA Municipal Swap Index	1.73%	1.80%
Lipper Equity Market Neutral Funds Average	-8.62%	-8.46%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.89% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$917.16	$1,020.49
Expenses Paid During Period†	$4.25	$4.48

† Expenses are equal to the net annualized expense ratio of 0.89% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.89% for Institutional Class reflects net annualized expenses after application of an expense waiver of 0.33%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental Advantage Tax Efficient Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a portfolio of fixed income instruments, a substantial portion of which are expected to be high-yield securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s long-short strategy exposure detracted from return as the Enhanced RAFI™ 1000 underperformed the S&P 500 Index over the course of the period.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

»	The Fund’s underweight duration and curve-flattening positioning detracted from performance as municipal rates declined across the yield curve and the municipal yield curve steepened over the period.

»

The Fund’s Institutional Class 30-day SEC yield after fees at March 31, 2009 was 5.03%. The yield was 7.73% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 5.58% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

»	The Fund’s exposure to higher-quality municipal holdings benefited performance as higher-quality municipals outperformed lower-quality municipals over the period.

Annual Report	March 31, 2009	9

PIMCO Fundamental Advantage Total Return Strategy Fund

Institutional Class	PFATX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	52.7%
U.S. Government Agencies	22.4%
PIMCO Funds	7.9%
Asset-Backed Securities	7.4%
Short-Term Instruments	2.2%
Other	7.4%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Institutional Class	-3.56%	-3.28%
3 Month LIBOR Index	2.71%	2.88%
Lipper Equity Market Neutral Funds Average	-8.62%	-8.46%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.89% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,000.54	$1,013.71
Expenses Paid During Period†	$11.22	$11.30

† Expenses are equal to the net annualized expense ratio of 2.25% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental Advantage Total Return Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed income instruments.

»	The Fund’s long-short strategy exposure detracted from returns as the Enhanced RAFI™ 1000 underperformed the S&P 500 Index for the period.

»	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

»	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

10	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental IndexPLUS™ Fund

Institutional Class	PFPIX
Administrative Class	PFPAX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Short-Term Instruments	38.1%
U.S. Government Agencies	22.3%
Corporate Bonds & Notes	13.2%
Mortgage-Backed Securities	12.1%
PIMCO Funds	8.0%
Other	6.3%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Institutional Class	-52.43%	-14.64%
PIMCO Fundamental IndexPLUS™ Fund Administrative Class	-52.44%	-14.81%
FTSE RAFITM 1000 Index	-42.72%	-10.17%
S&P 500 Index	-38.09%	-8.24%
Lipper Specialty Diversified Equity Funds Average	-18.64%	-2.24%

All	Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.76% for the Institutional Class shares and 1.02% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$581.06	$581.40	$1,016.55	$1,015.91
Expenses Paid During Period†	$6.62	$7.14	$8.45	$9.10

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.68% for Institutional Class and 1.81% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short-term fixed-income instruments.

»	The Fund’s equity swap exposure to the Enhanced RAFI™ 1000 detracted from absolute performance as the Enhanced RAFI™ 1000 declined 39.83% for the period.

»	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

»	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

»	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

»	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Annual Report	March 31, 2009	11

PIMCO Fundamental IndexPLUS™ TR Fund

Institutional Class	PXTIX
Administrative Class	PXTAX
Class P	PIXPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	50.4%
Corporate Bonds & Notes	18.4%
U.S. Treasury Obligations	13.2%
Short-Term Instruments	7.2%
Mortgage-Backed Securities	2.7%
Other	8.1%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Institutional Class	-47.60%	-11.71%
PIMCO Fundamental IndexPLUS™ TR Fund Administrative Class	-47.72%	-11.92%
PIMCO Fundamental IndexPLUS™ TR Fund Class P	-47.62%	-11.80%
FTSE RAFITM 1000 Index	-42.72%	-10.17%
S&P 500 Index	-38.09%	-8.24%
Lipper Specialty Diversified Equity Funds Average	-18.64%	-2.24%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.28% for the Institutional Class shares and 1.54% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.38% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$648.23	$648.06	$648.82	$1,016.85	$1,014.86	$1,015.61
Expenses Paid During Period†	$6.66	$8.30	$7.69	$8.15	$10.15	$9.40

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.62% for Institutional Class, 2.02% for Administrative Class and 1.87% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ TR Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

»	The Fund’s equity swap exposure to the Enhanced RAFI™ 1000 detracted from absolute performance as the Enhanced RAFI™ 1000 declined 39.83% for the period.

»	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

»	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

»	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

»	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

12	PIMCO Funds	Strategic Markets Funds

PIMCO Global Multi-Asset Fund

Institutional Class	PGAIX
Class P	PGAPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	26.3%
Short-Term Floating NAV Portfolio	21.9%
Corporate Bonds & Notes	20.0%
CommodityRealReturn Strategy Fund®	7.3%
Total Return Fund	5.0%
Other	19.5%
‡	% of Total Investments as of 03/31/09

Cumulative Total Return for the period ended March 31, 2009

	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	-3.78%
PIMCO Global Multi-Asset Fund Class P	-3.80%
MSCI World Net Dividend Index (in USD)	-14.98%	*
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	-6.36%	*
Lipper Global Flexible Portfolio Funds Average	-7.34%	*

All Fund returns are net of fees and expenses.

* Cumulative total return since 10/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 08/27/08, as supplemented to date, is 1.64% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 12/19/08, as supplemented to date, is 1.74% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/29/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$962.20	$961.97	$1,022.34	$1,021.84
Expenses Paid During Period†	$2.14	$2.55	$2.62	$3.13

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.52% for Institutional Class and 0.62% for Class P), multiplied by the average account value over the period, multiplied by 154/182 (to reflect the period since the Fund commenced operations on 10/29/08). The annualized expense ratio of 0.52% for Institutional Class and 0.62% for Class P reflects net annualized expenses after application of an expense waiver of 0.58% and 0.53% for Institutional Class and Class P respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Fund seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed-income instruments, equity securities, forwards or derivatives. The Fund may invest, with out limitation, in any funds of the Trust, except the PIMCO All Asset Fund, the PIMCO All Asset All Authority Fund and the PIMCO RealRetirement™ Funds.

»	The Fund was launched on October 29, 2008.

»	The Fund’s “primary benchmark”, MSCI World Index, produced negative total returns, as the global equity markets declined over the period since the Fund’s inception.

»	An overweight to duration from October 2008 through March 2009 benefited performance as the ten-year U.S. Treasury yield declined during the period.

»	Holdings of U.S. Agency mortgage-backed securities (“MBS”) from October 2008 through March 2009 benefited performance as Agency MBS spreads tightened during the period.

»	Exposure to U.S. corporate bonds from October 2008 through March 2009 benefited performance as spreads over U.S. Treasuries narrowed during the period.

»	Exposure to U.S. large cap equities from November 2008 through March 2009, primarily through the PIMCO StocksPLUS® Fund, detracted from performance as the Fund underperformed the primary benchmark.

»	Commodities exposure from November 2008 through March 2009, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the primary benchmark.

»	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the primary benchmark.

Annual Report	March 31, 2009	13

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Institutional Class	PSKIX
Administrative Class	PSKAX
Class P	PPLPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	46.3%
Corporate Bonds & Notes	23.8%
PIMCO Funds	9.2%
Asset-Backed Securities	5.4%
Short-Term Instruments	3.0%
Other	12.3%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Institutional Class	-50.26%	-23.44%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Administrative Class	-50.37%	-23.64%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class P	-50.27%	-23.48%
MSCI EAFE Net Dividend Index (USD Unhedged)	-46.50%	-22.08%
Lipper International Multi-Cap Core Funds Average	-45.76%	-21.21%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 1.28% for the Institutional Class shares and 1.51% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.38% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$672.40	$671.45	$672.22	$1,015.96	$1,014.61	$1,015.41
Expenses Paid During Period†	$7.51	$8.63	$7.96	$9.05	$10.40	$9.60

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.80% for Institutional Class, 2.07% for Administrative Class and 1.91% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s international equity swap exposure detracted from absolute performance as the MSCI EAFE Net Dividend Index (USD Unhedged) declined 46.50% for the period.

»	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

»	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns for the period.

»	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns for the period.

»	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

14	PIMCO Funds	Strategic Markets Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Institutional Class	PISIX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	53.5%
Corporate Bonds & Notes	15.1%
U.S. Treasury Obligations	14.0%
Short-Term Instruments	5.9%
Mortgage-Backed Securities	3.6%
Other	7.9%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Year	Fund Inception (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	-37.30%	-1.71%	0.26%
MSCI EAFE Net Dividend Hedged USD Index	-35.89%	-0.94%	0.54%	*
Lipper International Multi-Cap Core Funds Average	-45.76%	-2.19%	0.25%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio is as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 1.51% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$758.22	$1,011.07
Expenses Paid During Period†	$12.19	$13.94

† Expenses are equal to the net annualized expense ratio for the class (2.78% for Institutional), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar outperformed unhedged portfolios over the period as the U.S. dollar, the reserve currency, outperformed almost all other major currencies.

»	The Fund’s international equity swap exposure detracted from absolute performance as the MSCI EAFE Net Dividend Hedged USD Index declined 35.89% for the period.

»	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

»	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns for the period.

»	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns for the period.

»	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Annual Report	March 31, 2009	15

PIMCO Small Cap StocksPLUS® TR Fund

Institutional Class	PSCSX
Class P	PCKPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	44.7%
Corporate Bonds & Notes	20.3%
U.S. Treasury Obligations	18.7%
Asset-Backed Securities	3.8%
Short-Term Instruments	1.2%
Other	11.3%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	-37.56%	-15.41%
PIMCO Small Cap StocksPLUS® TR Fund Class P	-37.64%	-15.48%
Russell 2000® Index	-37.50%	-16.80%
Lipper Specialty Diversified Equity Funds Average	-18.64%	-3.91%

All	Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 1.48% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 1.58% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$632.65	$632.34	$1,019.40	$1,018.70
Expenses Paid During Period†	$4.52	$5.09	$5.59	$6.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.11% for Institutional Class and 1.25% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO.

»	The Fund’s equity futures exposure to the Russell 2000® Index detracted from absolute performance as the Russell 2000® Index declined 37.50% for the period.

»	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

»	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

»	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

»	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

16	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® Fund

Institutional Class	PSTKX
Administrative Class	PPLAX
Class P	PSKPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	48.1%
Corporate Bonds & Notes	20.7%
Short-Term Instruments	6.8%
Mortgage-Backed Securities	6.5%
PIMCO Funds	5.6%
Other	12.3%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	-46.33%	-7.98%	-4.16%	5.24%
PIMCO StocksPLUS® Fund Administrative Class	-46.41%	-8.20%	-4.46%	4.92%
PIMCO StocksPLUS® Fund Class P	-46.35%	-7.99%	-4.14%	5.25%
S&P 500 Index	-38.09%	-4.76%	-3.00%	5.82%	*
Lipper Large-Cap Core Funds Average	-37.34%	-4.94%	-2.94%	5.07%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.59% for the Institutional Class shares and 0.83% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.69% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$654.92	$654.92	$654.80	$1,017.60	$1,016.31	$1,017.20
Expenses Paid During Period†	$6.07	$7.14	$6.39	$7.39	$8.70	$7.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.47% for Institutional Class, 1.73% for Administrative Class and 1.55% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s equity futures exposure to the S&P 500 Index detracted from absolute performance as the S&P 500 Index declined 38.09% for the period.

»	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

»	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

»	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

»	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Annual Report	March 31, 2009	17

PIMCO StocksPLUS® Long Duration Fund

Institutional Class	PSLDX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	35.4%
Corporate Bonds & Notes	33.8%
U.S. Treasury Obligations	16.0%
PIMCO Funds	10.1%
Short-Term Instruments	0.8%
Other	3.9%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	-39.72%	-29.31%
S&P 500 Index	-38.09%	-30.50%
S&P 500 Index + Barclays Capital Long-Term Government/Credit Index – 3 Month LIBOR	-40.55%	-44.68%
Lipper Specialty Diversified Equity Funds Average	-18.64%	-14.89%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.61% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$735.30	$1,019.85
Expenses Paid During Period†	$4.41	$5.14

† Expenses are equal to the net annualized expense ratio of 1.02% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Long Duration Fund seeks to exceed the total return of its benchmark indexes, the S&P 500 Index and a secondary blended index (as described in the Prospectus), by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term fixed-income instruments.

»	The Fund’s primary benchmark is the S&P 500 Index. The secondary benchmark is the S&P 500 Index + Barclays Capital Long-Term Government Credit/Index – 3 Month LIBOR.

»	The S&P 500 Index declined significantly over the period, returning -38.09%.

»	Compared to the secondary benchmark, an underweight to duration detracted from performance as rates fell.

»	A curve-steepening bias relative to the secondary benchmark during the period benefited performance as the two- to 30-year yield spread steepened.

»	An allocation to long interest rate swaps, relative to the secondary benchmark, benefited relative performance as the 30-year swap spread narrowed.

»	An overweight to long-Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the period.

»

Versus the secondary benchmark, a small out-of benchmark allocation to U.S. Treasury Inflation-Protected Securities detracted from performance over the period as they underperformed like-duration U.S. Treasuries.

»	A below-benchmark allocation to corporate securities, compared to the secondary benchmark, benefited performance as they underperformed like-duration U.S. Treasuries during the period.

»	Versus the secondary benchmark, an out-of-benchmark allocation to Agency mortgage-backed securities (“MBS”) benefited performance as Agency MBS outperformed U.S. Treasuries.

18	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® Total Return Fund

Institutional Class	PSPTX
Class P	PTOPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	53.5%
Corporate Bonds & Notes	18.4%
PIMCO Funds	5.4%
Short-Term Instruments	4.8%
Mortgage-Backed Securities	4.7%
Other	13.2%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Institutional Class	-46.99%	-7.34%	-2.02%
PIMCO StocksPLUS® Total Return Fund Class P	-47.01%	-7.37%	-2.04%
S&P 500 Index	-38.09%	-4.76%	-1.23%	*
Lipper Large-Cap Core Funds Average	-37.34%	-4.94%	-1.73%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 2.22% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 2.32% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$657.42	$657.26	$1,012.57	$1,012.12
Expenses Paid During Period†	$10.25	$10.62	$12.44	$12.89

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.48% for Institutional Class and 2.57% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s equity futures exposure to the S&P 500 Index detracted from absolute performance as the S&P 500 Index declined 38.09% for the period.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

»	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

»	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

»	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Annual Report	March 31, 2009	19

PIMCO StocksPLUS® TR Short Strategy Fund

Institutional Class	PSTIX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	33.8%
Corporate Bonds & Notes	30.5%
U.S. Treasury Obligations	8.0%
Mortgage-Backed Securities	7.2%
Asset-Backed Securities	7.1%
Short-Term Instruments	5.4%
Other	8.0%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	46.74%	9.75%	9.58%
Inverse of S&P 500 Index	49.39%	2.77%	-0.19%	*
Lipper Dedicated Short Bias Funds Average	15.89%	-0.57%	-3.78%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 1.19% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,403.46	$1,013.31
Expenses Paid During Period†	$13.96	$11.70

† Expenses are equal to the net annualized expense ratio of 2.33% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® TR Short Strategy Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index or specific S&P 500 Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the S&P 500 Index, subject to certain limitations.

»	The Fund’s short S&P 500 Index futures contract exposure benefited absolute performance as the S&P 500 Index declined over the period.

»	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

»	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

»	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

»	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

»	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

»	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

20	PIMCO Funds	Strategic Markets Funds

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged market-weighted index that consists of over 1,200 securities traded in 22 of the world’s most developed countries. Securities are listed on exchanges in the US, Europe, Canada, Australia, New Zealand, and the Far East. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS: 1-10 Year Index	Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index	Barclays Capital U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Consumer Price Index + 500 Basis Points	Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	Consumer Price Index + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

Annual Report	March 31, 2009	21

Benchmark Descriptions  (Cont.)

Index	Description

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in an unmanaged index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI Emerging Markets Index	MSCI (Morgan Stanley Capital International) Emerging Market Index is a free float-adjusted market capitalization index that is designed to measure emerging market equity performance. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

S&P 500 Index + Barclays Capital Long-Term Government/Credit Index - 3 Month LIBOR	S&P 500 Index + Barclays Capital Long-Term Government/Credit Index - 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Capital Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. Prior to November 1, 2008, this index was published by Lehman Brothers. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

SIFMA Municipal Swap Index	SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations that have a weekly Wednesday reset, are not subject to alternative minimum tax, have an outstanding amount of at least $10 million, have the highest short-term rating, and pay interest on a monthly basis (calculated on an actual/actual basis). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

22	PIMCO Funds	Strategic Markets Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2009	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Institutional Class
03/31/2009	$12.61	$0.64	$(2.85)	$(2.21)	$(0.65)	$0.00
03/31/2008	12.80	0.99	(0.18)	0.81	(1.00)	0.00
03/31/2007	12.61	0.80	0.19	0.99	(0.76)	(0.04)
03/31/2006	12.64	0.89	(0.08)	0.81	(0.78)	(0.06)
03/31/2005	12.81	0.91	(0.24)	0.67	(0.77)	(0.07)
Administrative Class
03/31/2009	12.59	0.58	(2.81)	(2.23)	(0.62)	0.00
03/31/2008	12.78	0.91	(0.13)	0.78	(0.97)	0.00
03/31/2007	12.60	0.82	0.13	0.95	(0.73)	(0.04)
03/31/2006	12.63	0.84	(0.06)	0.78	(0.75)	(0.06)
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)
Class P
04/30/2008 - 03/31/2009	12.73	0.67	(3.00)	(2.33)	(0.64)	0.00

All Asset All Authority Fund
Institutional Class
03/31/2009	$10.99	$0.58	$(1.86)	$(1.28)	$(0.53)	$(0.12)
03/31/2008	10.69	0.79	0.34	1.13	(0.83)	0.00
03/31/2007	10.62	0.62	0.09	0.71	(0.62)	(0.02)
03/31/2006	10.53	0.71	0.02	0.73	(0.62)	(0.02)
03/31/2005	10.86	0.80	(0.37)	0.43	(0.75)	(0.01)
Class P
07/10/2008 - 03/31/2009	11.01	0.98	(2.36)	(1.38)	(0.45)	(0.12)

EM Fundamental IndexPLUSTM TR Strategy Fund
Institutional Class
11/26/2008 - 03/31/2009	$10.00	$0.07	$1.03	$1.10	$(0.76)	$0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(d)	Ratio of expenses to average net assets includes line of credit expense.
(e)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(f)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.225%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.475%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.325%.

24	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.65)	$9.75	(17.90)%	$9,006,687	0.205	%(g)	0.205	%(g)	5.70%		89%
0.00	(1.00)	12.61	6.51	11,355,872	0.205	(g)	0.205	(g)	7.65		96
0.00	(0.80)	12.80	8.04	8,947,098	0.235	(e)	0.235	(e)	6.30		86
0.00	(0.84)	12.61	6.48	7,277,346	0.25		0.25		6.87		56
0.00	(0.84)	12.64	5.32	3,555,716	0.21	(b)	0.21	(b)	7.17		92

0.00	(0.62)	9.74	(18.07)	100,063	0.455	(h)	0.455	(h)	5.10		89
0.00	(0.97)	12.59	6.25	161,144	0.455	(h)	0.455	(h)	7.04		96
0.00	(0.77)	12.78	7.73	184,943	0.485	(e)	0.485	(e)	6.48		86
0.00	(0.81)	12.60	6.25	81,072	0.50		0.50		6.52		56
0.00	(0.82)	12.63	5.11	47,118	0.46	(c)	0.46	(c)	7.77		92

0.00	(0.64)	9.76	(18.62)	7,770	0.30	5*(i)	0.305	*(i)	7.64	*	89

$0.00	$(0.65)	$9.06	(11.73)%	$635,426	0.55	%(d)	0.25%		5.96%		117%
0.00	(0.83)	10.99	10.99	394,381	1.91	(d)	0.25		7.25		116
0.00	(0.64)	10.69	6.87	298,604	1.80	(d)(f)	0.27	(f)	5.79		128
0.00	(0.64)	10.62	6.87	370,389	1.62	(d)	0.30		6.50		62
0.00	(0.76)	10.53	3.99	155,020	0.76	(d)	0.30		7.58		171

0.00	(0.57)	9.06	(12.59)	250	0.58	*(d)	0.35	*	14.98	*	117

$0.00	$(0.76)	$10.34	10.94%	$178,966	1.25	%*	1.25	%*	2.06	%*	244%

Annual Report	March 31, 2009	25

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Fundamental Advantage Tax Efficient Strategy Fund
Institutional Class
03/31/2009	$9.98	$0.42	$(1.84)	$(1.42)	$0.00	$(0.50)
02/29/2008 - 03/31/2008	10.00	0.02	(0.04)	(0.02)	0.00	0.00

Fundamental Advantage Total Return Strategy Fund
Institutional Class
03/31/2009	$10.00	$0.37	$(0.86)	$(0.49)	$(0.02)	$(5.11)
02/29/2008 - 03/31/2008	10.00	0.01	(0.01)	0.00	0.00	0.00

Fundamental IndexPLUSTM Fund
Institutional Class
03/31/2009	$9.52	$0.31	$(5.28)	$(4.97)	$0.00	$0.00
03/31/2008	10.92	0.52	(1.32)	(0.80)	(0.12)	(0.03)
03/31/2007	10.34	0.51	0.96	1.47	(0.89)	0.00
06/30/2005 - 03/31/2006	10.00	0.28	0.71	0.99	(0.65)	0.00
Administrative Class
03/31/2009	9.51	0.27	(5.24)	(4.97)	0.00	0.00
03/31/2008	10.92	0.49	(1.32)	(0.83)	(0.10)	(0.03)
03/31/2007	10.34	0.45	0.99	1.44	(0.86)	0.00
06/30/2005 - 03/31/2006	10.00	0.25	0.72	0.97	(0.63)	0.00

Fundamental IndexPLUSTM TR Fund
Institutional Class
03/31/2009	$9.42	$0.37	$(4.84)	$(4.47)	$0.00	$(0.08)
03/31/2008	10.46	0.51	(0.84)	(0.33)	(0.18)	0.00
03/31/2007	10.29	0.45	1.10	1.55	(1.38)	0.00
06/30/2005 - 03/31/2006	10.00	0.27	0.47	0.74	(0.45)	0.00
Administrative Class
03/31/2009	9.41	0.39	(4.87)	(4.48)	0.00	(0.08)
03/31/2008	10.45	0.49	(0.84)	(0.35)	(0.16)	0.00
03/31/2007	10.29	0.42	1.10	1.52	(1.36)	0.00
06/30/2005 - 03/31/2006	10.00	0.24	0.48	0.72	(0.43)	0.00
Class P
04/30/2008 - 03/31/2009	9.93	0.36	(5.34)	(4.98)	0.00	(0.08)

Global Multi-Asset Fund
Institutional Class
10/29/2008 - 03/31/2009	$10.00	$0.41	$(0.78)	$(0.37)	$(0.32)	$0.00
Class P
10/29/2008 - 03/31/2009	10.00	0.46	(0.83)	(0.37)	(0.32)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 12.18%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.05%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.10%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.15%.

26	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.50)	$8.06	(13.89)%	$4,090	0.89%		0.89%		4.48%		201%
0.00	0.00	9.98	(0.20)	10,991	0.89	*(b)	0.89	*(b)	2.40	*	0

$0.00	$(5.13)	$4.38	(3.56)%	$220,383	1.48%		0.89%		4.50%		621%
0.00	0.00	10.00	0.00	361,600	0.89	*(c)	0.89	*(c)	0.72	*	151

$(0.09)	$(0.09)	$4.46	(52.43)%	$62,466	1.19%		0.70%		3.93%		501%
(0.45)	(0.60)	9.52	(7.88)	378,483	0.76		0.70		4.73		67
0.00	(0.89)	10.92	14.41	487,097	0.65		0.65		4.68		23
0.00	(0.65)	10.34	10.13	78,427	0.65	*	0.65	*	3.62	*	49

(0.08)	(0.08)	4.46	(52.44)	5	1.45		0.95		3.73		501
(0.45)	(0.58)	9.51	(8.14)	11	1.02		0.95		4.47		67
0.00	(0.86)	10.92	14.11	13	0.90		0.90		4.22		23
0.00	(0.63)	10.34	9.93	11	0.90	*	0.90	*	3.29	*	49

$(0.05)	$(0.13)	$4.82	(47.60)%	$525,176	1.60%		0.79%		5.54%		564%
(0.53)	(0.71)	9.42	(3.72)	508,453	1.28		0.79		4.88		279
0.00	(1.38)	10.46	15.57	564,994	0.74		0.74		4.29		464
0.00	(0.45)	10.29	7.51	488,324	0.75	*	0.75	*	3.60	*	426

(0.04)	(0.12)	4.81	(47.72)	6	1.91		1.04		5.36		564
(0.53)	(0.69)	9.41	(3.90)	12	1.54		1.04		4.62		279
0.00	(1.36)	10.45	15.23	12	0.99		0.99		4.01		464
0.00	(0.43)	10.29	7.32	11	1.00	*	1.00	*	3.21	*	426

(0.05)	(0.13)	4.82	(50.31)	5	1.73	*	0.89	*	5.61	*	564

$0.00	$(0.32)	$9.31	(3.78)%	$191,340	0.52	%*(d)	0.52	%*(d)	10.40	%*	83%

0.00	(0.32)	9.31	(3.80)	10	0.62	*(e)	0.62	*(e)	11.59	*	83

Annual Report	March 31, 2009	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class
03/31/2009	$9.55	$0.36	$(5.13)	$(4.77)	$0.00	$(0.06)
03/31/2008	10.21	0.49	(0.31)	0.18	(0.39)	0.00
11/30/2006 - 03/31/2007	10.00	0.15	0.48	0.63	(0.42)	0.00
Administrative Class
03/31/2009	9.54	0.34	(5.12)	(4.78)	0.00	(0.06)
03/31/2008	10.21	0.47	(0.32)	0.15	(0.37)	0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.41)	0.00
Class P
04/30/2008 - 03/31/2009	10.14	0.32	(5.68)	(5.36)	0.00	(0.06)

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2009	$10.31	$0.54	$(4.38)	$(3.84)	$(0.01)	$0.00
03/31/2008	12.26	0.58	(2.15)	(1.57)	(0.32)	(0.06)
03/31/2007	12.40	0.52	1.19	1.71	(1.85)	0.00
03/31/2006	10.43	0.42	2.98	3.40	(1.43)	0.00
03/31/2005	10.77	0.13	1.09	1.22	(1.07)	(0.34)

Small Cap StocksPLUS® TR Fund
Institutional Class
03/31/2009	$9.07	$0.26	$(3.65)	$(3.39)	$(0.01)	$0.00
03/31/2008	10.60	0.47	(1.46)	(0.99)	(0.42)	(0.12)
03/31/2007	10.00	0.46	0.28	0.74	(0.14)	0.00
Class P
04/30/2008 - 03/31/2009	9.49	0.27	(4.09)	(3.82)	0.00	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.04%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(d)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(e)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(f)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(h)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

28	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$(0.18)	$4.60	(50.26)%	$37,609	1.68%		0.64%		5.12%		456%
(0.45)	(0.84)	9.55	1.35	72,625	1.30	(e)	0.66	(e)	4.75		384
0.00	(0.42)	10.21	6.41	57,155	0.69	*(b)	0.69	*(b)	4.63	*	197

(0.11)	(0.17)	4.59	(50.37)	5	1.94		0.89		4.86		456
(0.45)	(0.82)	9.54	1.06	11	1.53	(e)	0.91	(e)	4.52		384
0.00	(0.41)	10.21	6.33	11	0.94	*(c)	0.94	*(c)	4.38	*	197

(0.12)	(0.18)	4.60	(53.16)	5	1.73	*	0.74	*	5.07	*	456

$0.00	$(0.01)	$6.46	(37.30)%	$217,610	2.45%		0.75%		6.64%		1,001%
0.00	(0.38)	10.31	(13.31)	219,680	1.50	(f)	0.78	(f)	4.75		908
0.00	(1.85)	12.26	14.67	543,706	0.83	(d)	0.82	(d)	4.25		696
0.00	(1.43)	12.40	33.44	553,344	0.85		0.85		3.51		682
(0.15)	(1.56)	10.43	10.29	203,469	0.85		0.85		1.24		666

$(0.04)	$(0.05)	$5.63	(37.56)%	$450,524	1.02%		0.69%		3.89%		609%
0.00	(0.54)	9.07	(9.75)	26,751	1.50	(h)	0.71	(h)	4.66		403
0.00	(0.14)	10.60	7.39	11,307	0.74	*(g)	0.74	*(g)	4.50	*	671

(0.04)	(0.04)	5.63	(40.39)	6	1.15	*	0.79	*	3.88	*	609

Annual Report	March 31, 2009	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Fund
Institutional Class
03/31/2009	$9.95	$0.33	$(4.72)	$(4.39)	$(0.62)	$0.00
03/31/2008	11.07	0.54	(1.04)	(0.50)	(0.62)	0.00
03/31/2007	10.38	0.48	0.67	1.15	(0.46)	0.00
03/31/2006	9.69	0.34	0.61	0.95	(0.26)	0.00
03/31/2005	9.67	0.14	0.41	0.55	(0.53)	0.00
Administrative Class
03/31/2009	9.71	0.31	(4.61)	(4.30)	(0.59)	0.00
03/31/2008	10.83	0.51	(1.04)	(0.53)	(0.59)	0.00
03/31/2007	10.15	0.44	0.67	1.11	(0.43)	0.00
03/31/2006	9.49	0.30	0.60	0.90	(0.24)	0.00
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00
Class P
04/30/2008 - 03/31/2009	10.55	0.28	(5.27)	(4.99)	(0.62)	0.00

StocksPLUS® Long Duration Fund
Institutional Class
03/31/2009	$9.21	$0.31	$(3.95)	$(3.64)	$(0.09)	$0.00
08/31/2007 - 03/31/2008	10.00	0.26	(0.65)	(0.39)	0.00	(0.15)

StocksPLUS® Total Return Fund
Institutional Class
03/31/2009	$10.02	$0.50	$(5.09)	$(4.59)	$(0.53)	$0.00
03/31/2008	11.87	0.59	(0.70)	(0.11)	(0.66)	(1.08)
03/31/2007	11.72	0.54	0.87	1.41	(0.51)	(0.75)
03/31/2006	12.37	0.45	0.79	1.24	(0.68)	(1.21)
03/31/2005	12.13	0.17	0.64	0.81	(0.15)	(0.42)
Class P
04/30/2008 - 03/31/2009	10.65	0.44	(5.66)	(5.22)	(0.53)	0.00

StocksPLUS® TR Short Strategy Fund
Institutional Class
03/31/2009	$9.43	$0.42	$2.92	$3.34	$(0.23)	$(5.66)
03/31/2008	8.38	0.39	1.08	1.47	(0.42)	0.00
03/31/2007	8.88	0.39	(0.50)	(0.11)	(0.39)	0.00
03/31/2006	9.50	0.33	(0.83)	(0.50)	(0.12)	0.00
03/31/2005	10.54	0.14	(0.38)	(0.24)	(0.14)	(0.66)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.
(e)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(f)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.68%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.67%.
(i)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

30	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.62)	$4.94	(46.33)%	$143,460	1.10%		0.50%		4.18%	425%
0.00	(0.62)	9.95	(4.95)	519,242	0.62	(d)	0.53	(d)	4.76	67
0.00	(0.46)	11.07	11.25	604,654	0.57	(c)	0.57	(c)	4.48	76
0.00	(0.26)	10.38	9.91	688,095	0.63	(b)	0.63	(b)	3.34	239
0.00	(0.53)	9.69	5.77	863,848	0.65		0.65		1.44	371

0.00	(0.59)	4.82	(46.41)	1,665	1.31		0.75		3.86	425
0.00	(0.59)	9.71	(5.30)	10,343	0.86	(d)	0.78	(d)	4.55	67
0.00	(0.43)	10.83	11.15	33,368	0.82	(c)	0.82	(c)	4.17	76
0.00	(0.24)	10.15	9.60	38,109	0.88	(b)	0.88	(b)	3.08	239
0.00	(0.48)	9.49	5.49	129,230	0.90		0.90		1.02	371

0.00	(0.62)	4.94	(49.40)	5	1.23	*	0.60	*	4.23 *	425

$0.00	$(0.09)	$5.48	(39.72)%	$206,821	0.81%		0.59%		4.39%	464%
(0.25)	(0.40)	9.21	(4.23)	122,184	0.61	*(g)	0.59	*(h)	4.66 *	272

$(0.06)	$(0.59)	$4.84	(46.99)%	$101,848	2.56%		0.64%		6.61%	521%
0.00	(1.74)	10.02	(2.33)	182,993	2.25	(i)	0.67	(i)	5.01	411
0.00	(1.26)	11.87	12.24	266,065	0.71	(e)	0.71	(e)	4.53	284
0.00	(1.89)	11.72	10.28	148,962	0.74		0.74		3.56	322
0.00	(0.57)	12.37	6.59	354,872	0.74		0.74		1.39	414

(0.06)	(0.59)	4.84	(50.15)	5	2.55	*	0.74	*	6.52 *	521

$0.00	$(5.89)	$6.88	46.74%	$18,892	1.43%		0.69%		4.45%	515%
0.00	(0.42)	9.43	18.39	197,340	1.21	(f)	0.71	(f)	4.60	220
0.00	(0.39)	8.38	(1.14)	156,469	0.74		0.74		4.41	413
0.00	(0.12)	8.88	(5.28)	130,805	0.74		0.74		3.60	667
0.00	(0.80)	9.50	(2.13)	4,213	0.74		0.74		1.40	742

Annual Report	March 31, 2009	31

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	EM Fundamental IndexPLUSTM TR Strategy Fund	Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Strategy Fund

Assets:
Investments, at value	$0	$0	$248,189	$4,200	$387,428
Investments in Affiliates, at value	11,299,599	1,681,485	24,810	0	33,711
Repurchase agreements, at value	0	266	954	356	5,600
Cash	0	0	22	1	1,060
Deposits with counterparty	0	0	79	70	26,678
Foreign currency, at value	0	0	48	0	446
Receivable for investments sold	0	0	2,331	814	70,810
Receivable for investments in Affiliates sold	56,182	5,363	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for Fund shares sold	8,349	9,038	0	144	12
Interest and dividends receivable	0	0	1,230	76	2,755
Dividends receivable from Affiliates	26,512	4,197	6	0	6
Variation margin receivable	0	0	0	0	36
Manager reimbursement receivable	335	0	0	0	0
Swap premiums paid	0	0	0	0	760
Unrealized appreciation on foreign currency contracts	0	0	14	0	323
Unrealized appreciation on swap agreements	0	0	20,264	2,438	24,653
	11,390,977	1,700,349	297,947	8,099	554,278

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$25,002	$0	$221,525
Payable for investments purchased	0	0	66,659	1,298	53,515
Payable for investments in Affiliates purchased	55,708	9,826	6	0	6
Payable for investments purchased on a delayed-delivery basis	0	0	23,580	0	5,441
Payable for short sales	0	0	311	0	18,683
Payable to counterparty	0	0	1,920	0	21,671
Payable for Fund shares redeemed	30,801	2,879	22	0	5
Payable for line of credit	0	199,861	0	0	0
Payable to Advisor	27,997	0	0	0	0
Overdraft due to custodian	0	0	0	0	0
Written options outstanding	0	0	30	0	151
Accrued investment advisory fee	1,565	235	114	3	114
Accrued supervisory and administrative fee	1,027	283	54	1	44
Accrued distribution fee	614	147	0	0	0
Accrued servicing fee	436	167	0	0	0
Variation margin payable	0	0	0	5	2,982
Recoupment payable to Manager	0	0	1	0	21
Swap premiums received	0	0	0	0	2,051
Unrealized depreciation on foreign currency contracts	0	0	101	0	912
Unrealized depreciation on swap agreements	0	0	1,160	1,996	5,524
Other liabilities	0	0	21	0	0
	118,148	213,398	118,981	3,303	332,645

Net Assets	$11,272,829	$1,486,951	$178,966	$4,796	$221,633

Net Assets Consist of:
Paid in capital	$15,125,097	$1,749,003	$170,763	$5,694	$218,070
Undistributed (overdistributed) net investment income	21,548	2,070	(13,988)	(442)	(19,050)
Accumulated undistributed net realized (loss)	(1,985,537)	(130,191)	594	72	50,243
Net unrealized appreciation (depreciation)	(1,888,279)	(133,931)	21,597	(528)	(27,630)
	$11,272,829	$1,486,951	$178,966	$4,796	$221,633

Net Assets:
Institutional Class	$9,006,687	$635,426	$178,966	$4,090	$220,383
Administrative Class	100,063	0	0	0	0
Class P	7,770	250	0	0	0
Other Classes	2,158,309	851,275	0	706	1,250

Shares Issued and Outstanding:
Institutional Class	923,294	70,105	17,303	508	50,282
Administrative Class	10,269	0	0	0	0
Class P	796	28	0	0	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.75	$9.06	$10.34	$8.06	$4.38
Administrative Class	9.74	NA	NA	NA	NA
Class P	9.76	9.06	NA	NA	NA

Cost of Investments Owned	$0	$0	$245,657	$5,153	$425,254
Cost of Investments in Affiliates Owned	$13,187,877	$1,815,416	$24,810	$0	$33,711
Cost of Repurchase Agreements Owned	$0	$266	$954	$356	$5,600
Cost of Foreign Currency Held	$0	$0	$49	$0	$442
Proceeds Received on Short Sales	$0	$0	$311	$0	$18,472
Premiums Received on Written Options	$0	$0	$99	$0	$289

32	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	Global Multi-Asset Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Small Cap StocksPLUS® TR Fund

$142,258	$1,051,766	$137,962	$68,565	$746,035	$688,477
12,402	14,233	131,775	7,103	21,009	238
1,106	5,190	2,517	1,170	1,713	5,510
0	0	1	1	389	2
977	2,098	2,961	242	1,902	35,995
1,087	2,054	108	302	3,211	655
9,370	209,039	0	12,358	87,539	52,567
0	0	0	0	0	0
688	489	0	0	5,491	9,423
0	41	3,269	0	9	2,041
373	6,330	887	415	4,320	4,680
1	13	218	1	4	17
59	221	530	16	323	5,905
0	0	0	0	0	0
3	533	1,090	178	1,033	110
402	457	2	55	1,942	74
19,526	48,463	5,749	3,538	31,100	7,951
188,252	1,340,927	287,069	93,944	906,020	813,645

$23,795	$123,942	$0	$13,231	$328,777	$0
24,368	299,292	5,663	32,216	146,833	201,663
1	13	218	1	5	17
0	129,432	0	2,339	57,293	108,938
0	93,790	0	0	54,391	932
0	34,877	4,370	4,850	37,811	10,160
0	15,580	232	0	19	34,992
0	0	0	0	0	0
0	0	0	0	0	0
1,870	1,065	0	0	0	0
21	123	197	3	62	133
23	282	93	12	82	208
13	132	27	8	56	118
0	2	8	0	3	1
0	3	12	0	3	0
3	0	0	0	0	5
1	2	3	3	0	16
826	3,040	5,104	428	10,471	567
959	1,585	5	283	8,278	1,335
73,877	100,045	3,872	1,843	30,101	2,339
0	0	0	0	0	0
125,757	803,205	19,804	55,217	674,185	361,424

$62,495	$537,722	$267,265	$38,727	$231,835	$452,221

$120,165	$618,538	$272,370	$46,759	$280,872	$672,853
40,909	43,317	(1,575)	(3,004)	(11,000)	(7,527)
(28,261)	(27,763)	(6,500)	(2,066)	(1,494)	(234,811)
(70,318)	(96,370)	2,970	(2,962)	(36,543)	21,706
$62,495	$537,722	$267,265	$38,727	$231,835	$452,221

$62,466	$525,176	$191,340	$37,609	$217,610	$450,524
5	6	0	5	0	0
0	5	10	5	0	6
24	12,535	75,915	1,108	14,225	1,691

13,997	108,903	20,547	8,173	33,713	79,944
1	1	0	1	0	0
0	1	1	1	0	1

$4.46	$4.82	$9.31	$4.60	$6.46	$5.63
4.46	4.81	NA	4.59	NA	NA
NA	4.82	9.31	4.60	NA	5.63

$160,809	$1,101,529	$137,836	$74,094	$784,744	$700,919
$12,402	$14,233	$135,580	$7,102	$21,007	$238
$1,106	$5,190	$2,517	$1,170	$1,713	$5,510
$1,083	$2,060	$107	$301	$3,196	$651
$0	$92,593	$0	$0	$53,863	$932
$51	$368	$197	$12	$198	$667

Annual Report	March 31, 2009	33

Statements of Assets and Liabilities (Cont.)	March 31, 2009

(Amounts in thousands, except per share amounts)	StocksPLUS® Fund	StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Assets:
Investments, at value	$421,817	$220,135	$257,868	$168,716
Investments in Affiliates, at value	25,014	24,710	14,906	5,006
Repurchase agreements, at value	1,737	492	1,190	6,139
Cash	341	0	0	1,055
Deposits with counterparty	9,365	14,026	6,581	20,702
Foreign currency, at value	3,512	56	903	710
Receivable for investments sold	53,548	12,403	115,033	44,676
Receivable for investments sold on a delayed-delivery basis	4,613	0	20,960	0
Receivable for Fund shares sold	106	0	16	6,154
Interest and dividends receivable	1,346	2,558	1,546	1,030
Dividends receivable from Affiliates	8	5	2	3
Variation margin receivable	7,283	2,783	1,025	78
Swap premiums paid	18	1,202	274	304
Unrealized appreciation on foreign currency contracts	684	389	220	147
Unrealized appreciation on swap agreements	5,058	754	1,816	2,382
Other assets	7	0	0	0
	534,457	279,513	422,340	257,102

Liabilities:
Payable for reverse repurchase agreements	$158,508	$0	$83,547	$53,984
Payable for investments purchased	85,032	43,146	107,976	66,835
Payable for investments in Affiliates purchased	8	5	3	3
Payable for investments purchased on a delayed-delivery basis	0	20,523	28,679	4,877
Payable for short sales	10,380	5,109	58,114	1,246
Payable to counterparty	6,670	1,360	1,610	300
Payable for Fund shares redeemed	878	1,726	31	699
Overdraft due to custodian	0	0	601	0
Written options outstanding	35	39	22	126
Accrued investment advisory fee	45	51	39	46
Accrued supervisory and administrative fee	56	35	28	39
Accrued distribution fee	17	0	7	7
Accrued servicing fee	17	0	5	22
Variation margin payable	6,632	0	251	1,429
Recoupment payable to Manager	0	6	0	0
Swap premiums received	2,307	36	1,044	1,089
Unrealized depreciation on foreign currency contracts	1,742	656	851	559
Unrealized depreciation on swap agreements	23,659	0	9,097	3,526
	295,986	72,692	291,905	134,787

Net Assets	$238,471	$206,821	$130,435	$122,315

Net Assets Consist of:
Paid in capital	$691,530	$269,268	$301,581	$90,333
Undistributed net investment income	2,632	2,648	3,102	5,443
Accumulated undistributed net realized gain (loss)	(399,268)	(77,813)	(160,374)	41,773
Net unrealized appreciation (depreciation)	(56,423)	12,718	(13,874)	(15,234)
	$238,471	$206,821	$130,435	$122,315

Net Assets:
Institutional Class	$143,460	$206,821	$101,848	$18,892
Administrative Class	1,665	0	0	0
Class P	5	0	5	0
Other Classes	93,341	0	28,582	103,423

Shares Issued and Outstanding:
Institutional Class	29,064	37,729	21,040	2,747
Administrative Class	346	0	0	0
Class P	1	0	1	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$4.94	$5.48	$4.84	$6.88
Administrative Class	4.82	NA	NA	NA
Class P	4.94	NA	4.84	NA

Cost of Investments Owned	$467,245	$229,289	$271,372	$180,886
Cost of Investments in Affiliates Owned	$25,013	$24,710	$14,905	$5,006
Cost of Repurchase Agreements Owned	$1,737	$492	$1,190	$6,139
Cost of Foreign Currency Held	$3,505	$56	$907	$711
Proceeds Received on Short Sales	$10,266	$5,102	$57,507	$1,231
Premiums Received on Written Options	$96	$91	$57	$241

34	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	EM Fundamental IndexPLUSTM TR Strategy Fund (1)	Fundamental Advantage Tax Efficient Strategy Fund

Investment Income:
Interest	$121	$45	$782	$376
Dividends	0	0	79	2
Dividends from Affiliate investments	804,933	84,914	9	0
Total Income	805,054	84,959	870	378

Expenses:
Investment advisory fees	24,005	2,553	219	45
Supervisory and administrative fees	16,919	3,262	103	18
Distribution and/or servicing fees - Administrative Class	337	0	0	0
Distribution and/or servicing fees - Other Classes	16,913	3,554	0	0
Organization expense	0	0	41	23
Interest expense	161	3,911	3	0
Total Expenses	58,335	13,280	366	86
Reimbursement by Manager	(3,424)	0	(40)	(22)
Net Expenses	54,911	13,280	326	64

Net Investment Income	750,143	71,679	544	314

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	929	(134)
Net realized gain (loss) on Affiliate investments	(1,841,540)	(129,255)	2	0
Net capital gain distributions received from Underlying Funds	154,064	37,447	0	0
Net realized (loss) on futures contracts, written options and swaps	0	0	(14,176)	(581)
Net realized gain on foreign currency transactions	0	0	71	0
Net change in unrealized appreciation (depreciation) on investments	(118,759)	(26,867)	2,511	(968)
Net change in unrealized (depreciation) on Affiliate investments	(1,888,278)	(133,931)	0	0
Net change in unrealized appreciation on futures contracts, written options and swaps	0	0	19,173	477
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(87)	0
Net Gain (Loss)	(3,694,513)	(252,606)	8,423	(1,206)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,944,370)	$(180,927)	$8,967	$(892)

(1)	Period from November 26, 2008 to March 31, 2009.

Annual Report	March 31, 2009	35

Statements of Operations  (Cont.)

Year Ended March 31, 2009
(Amounts in thousands)	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	Global Multi-Asset Fund (1)	International StocksPLUS® TR Strategy Fund (Unhedged)

Investment Income:
Interest	$25,913	$11,881	$36,602	$728	$3,900
Dividends	600	720	270	0	1
Dividends from Affiliate investments	8	2	19	5,591	2
Miscellaneous income	1	9	10	0	1
Total Income	26,522	12,612	36,901	6,319	3,904

Expenses:
Investment advisory fees	2,830	1,111	2,785	567	224
Supervisory and administrative fees	1,107	618	1,340	70	147
Distribution and/or servicing fees - Administrative Class	0	0	0	0	0
Distribution and/or servicing fees - Other Classes	2	0	136	46	7
Trustees’ fees	1	0	1	0	0
Organization expense	21	0	0	111	0
Interest expense	2,634	1,199	4,223	3	596
Miscellaneous expense	0	2	3	0	3
Total Expenses	6,595	2,930	8,488	797	977
Reimbursement by Manager	0	0	0	(378)	0
Net Expenses	6,595	2,930	8,488	419	977

Net Investment Income	19,927	9,682	28,413	5,900	2,927

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(12,058)	(25,235)	1,825	97	(1,972)
Net realized gain on Affiliate investments	3	1	14	33	0
Net capital gain distributions received from Underlying Funds	0	0	0	616	0
Net realized gain (loss) on futures contracts, written options and swaps	(14,696)	(99,289)	(263,295)	(9,804)	(34,166)
Net realized gain on foreign currency transactions	226	2,430	5,057	9	946
Net change in unrealized appreciation (depreciation) on investments	(39,128)	(6,692)	(56,359)	126	(5,239)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	(3,805)	1
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	12,110	(27,507)	(12,512)	6,650	(290)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(579)	(2,022)	(2,570)	(1)	(822)
Net Gain (Loss)	(54,122)	(158,314)	(327,840)	(6,079)	(41,542)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(34,195)	$(148,632)	$(299,427)	$(179)	$(38,615)

(1)	Period from October 29, 2008 to March 31, 2009.

36	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$29,135	$16,473	$23,587	$6,300	$17,978	$11,891
531	741	1,367	42	194	134
5	22	9	5	4	4
20	1	12	0	3	3
29,691	17,237	24,975	6,347	18,179	12,032

1,469	1,533	1,183	427	774	878
1,016	873	1,403	293	569	608
0	0	16	0	0	0
142	7	742	0	295	223
0	1	1	0	0	0
0	0	0	0	0	0
5,589	1,150	2,846	262	3,807	1,759
1	17	2	6	1	1
8,217	3,581	6,193	988	5,446	3,469
0	0	0	0	0	0
8,217	3,581	6,193	988	5,446	3,469

21,474	13,656	18,782	5,359	12,733	8,563

10,545	9,434	(23,111)	(2,317)	(16,705)	(9,762)
1	16	4	5	1	1
0	0	0	0	0	0
(224,306)	(261,169)	(223,140)	(69,024)	(106,132)	94,434
68,698	1,547	9,071	352	2,258	1,606
(43,515)	(12,264)	(32,889)	(7,758)	(15,243)	(13,901)
2	0	1	0	1	0
4,192	34,389	(4,500)	20,280	4,956	(4,473)
(4,045)	(1,351)	(6,596)	(548)	(2,274)	(1,064)
(188,428)	(229,398)	(281,160)	(59,010)	(133,138)	66,841

$(166,954)	$(215,742)	$(262,378)	$(53,651)	$(120,405)	$75,404

Annual Report	March 31, 2009	37

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		EM Fundamental IndexPLUSTM TR Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from November 26, 2008 to March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$750,143	$982,396	$71,679	$48,518	$544
Net realized gain (loss)	0	0	0	0	(13,176)
Net realized gain (loss) on Affiliate investments	(1,841,540)	(79,686)	(129,255)	(3,616)	2
Net capital gain distributions received from Underlying Funds	154,064	21,213	37,447	992	0
Net change in unrealized appreciation (depreciation)	(118,759)	0	(26,867)	0	21,597
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,888,278)	(141,480)	(133,931)	22,157	0
Net increase (decrease) resulting from operations	(2,944,370)	782,443	(180,927)	68,051	8,967

Distributions to Shareholders:
From net investment income
Institutional Class	(609,321)	(779,243)	(31,264)	(23,212)	(764)
Administrative Class	(6,594)	(11,330)	0	0	0
Class P	(128)	0	(6)	0	0
Other Classes	(138,322)	(224,659)	(38,890)	(26,980)	0
From net realized capital gains
Institutional Class	0	0	(6,414)	0	0
Administrative Class	0	0	0	0	0
Class P	0	0	(2)	0	0
Other Classes	0	0	(10,010)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0
Administrative Class	0	0	0	0	0
Class P	0	0	0	0	0
Other Classes	0	0	0	0	0

Total Distributions	(754,365)	(1,015,232)	(86,586)	(50,192)	(764)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,994,585	3,579,397	608,987	178,441	170,010
Administrative Class	50,854	58,412	0	0	0
Class P	8,758	0	242	0	0
Other Classes	850,460	823,027	867,915	286,408	0
Issued as reinvestment of distributions
Institutional Class	557,504	726,669	32,717	20,120	764
Administrative Class	6,332	10,808	0	0	0
Class P	56	0	8	0	0
Other Classes	103,404	168,281	34,260	16,641	0
Cost of shares redeemed
Institutional Class	(3,031,355)	(1,719,576)	(301,272)	(110,743)	(11)
Administrative Class	(84,391)	(89,760)	0	0	0
Class P	(1,143)	0	0	0	0
Other Classes	(1,387,755)	(958,848)	(451,423)	(135,940)	0
Net increase (decrease) resulting from Fund share transactions	67,309	2,598,410	791,434	254,927	170,763

Fund Redemption Fee	70	55	84	6	0

Total Increase (Decrease) in Net Assets	(3,631,356)	2,365,676	524,005	272,792	178,966

Net Assets:
Beginning of year or period	14,904,185	12,538,509	962,946	690,154	0
End of year or period*	$11,272,829	$14,904,185	$1,486,951	$962,946	$178,966

*Including undistributed (overdistributed) net investment income of:	$21,548	$25,770	$2,070	$551	$(13,988)

38	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Fundamental Advantage Tax Efficient Strategy Fund		Fundamental Advantage Total Return Strategy Fund		Fundamental IndexPLUSTM Fund		Fundamental IndexPLUSTM TR Fund		Global Multi- Asset Fund

Year Ended March 31, 2009	Period from February 29, 2008 to March 31, 2008	Year Ended March 31, 2009	Period from February 29, 2008 to March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from October 29, 2008 to March 31, 2009

$314	$6	$19,927	$120	$9,682	$25,391	$28,413	$28,975	$5,900
(715)	24	(26,528)	758	(122,094)	(22,851)	(256,413)	(10,762)	(9,698)
0	0	3	0	1	0	14	0	33
0	0	0	0	0	0	0	0	616
(491)	(37)	(27,597)	(33)	(36,221)	(45,039)	(71,441)	(39,818)	6,775
0	0	0	0	0	0	0	0	(3,805)
(892)	(7)	(34,195)	845	(148,632)	(42,499)	(299,427)	(21,605)	(179)

0	0	(989)	0	0	(7,435)	0	(7,335)	(4,366)
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
0	0	(1)	0	0	0	0	(749)	(560)

(239)	0	(130,574)	0	0	(1,681)	(5,464)	0	0
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
(9)	0	(562)	0	0	0	(348)	0	0

0	0	0	0	(2,955)	(21,801)	(4,098)	(27,200)	0
0	0	0	0	0	(1)	0	(1)	0
0	0	0	0	0	0	0	0	0
0	0	0	0	(1)	0	(148)	(2,802)	0

(248)	0	(132,126)	0	(2,956)	(30,918)	(10,058)	(38,087)	(4,926)

5,121	10,998	370,433	361,737	18,397	254,095	773,148	143,933	203,123
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	10	0	10
744	0	2,290	0	122	0	11,086	23,554	81,862

239	0	131,563	0	2,741	29,361	9,351	32,395	4,037
0	0	0	0	0	1	0	1	0
0	0	0	0	0	0	0	0	0
10	0	563	0	1	0	283	2,077	486

(11,138)	0	(477,476)	(982)	(185,597)	(318,675)	(478,089)	(179,294)	(11,437)
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
(32)	0	(1,019)	0	(84)	0	(26,158)	(21,810)	(5,720)
(5,056)	10,998	26,354	360,755	(164,420)	(35,218)	289,631	856	272,361

1	0	0	0	0	18	0	8	9

(6,195)	10,991	(139,967)	361,600	(316,008)	(108,617)	(19,854)	(58,828)	267,265

10,991	0	361,600	0	378,503	487,120	557,576	616,404	0
$4,796	$10,991	$221,633	$361,600	$62,495	$378,503	$537,722	$557,576	$267,265

$(442)	$38	$(19,050)	$465	$40,909	$22,428	$43,317	$31,836	$(1,575)

Annual Report	March 31, 2009	39

Statements of Changes in Net Assets  (Cont.)

	International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		Small Cap StocksPLUS® TR Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,927	$3,123	$21,474	$25,580	$13,656	$1,174
Net realized gain (loss)	(35,192)	(5,050)	(145,063)	(72,189)	(250,188)	(4,875)
Net realized gain (loss) on Affiliate investments	0	0	1	0	16	0
Net change in unrealized appreciation (depreciation)	(6,351)	1,222	(43,368)	(2,414)	20,774	585
Net change in unrealized appreciation (depreciation) on Affiliate investments	1	0	2	0	0	0
Net increase (decrease) resulting from operations	(38,615)	(705)	(166,954)	(49,023)	(215,742)	(3,116)

Distributions to Shareholders:
From net investment income
Institutional Class	0	(2,607)	(200)	(14,141)	(626)	(1,166)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	(90)	0	(1,329)	0	(32)
From net realized capital gains
Institutional Class	(452)	0	0	(2,599)	0	(346)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	(14)	0	0	(271)	0	(11)
Tax basis return of capital
Institutional Class	(949)	(2,798)	0	0	(1,742)	0
Administrative Class	0	(1)	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	(24)	(79)	0	0	(3)	0

Total Distributions	(1,439)	(5,575)	(200)	(18,340)	(2,371)	(1,555)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	3,264	37,061	278,893	22,478	1,407,255	23,635
Administrative Class	0	0	0	0	0	0
Class P	10	0	0	0	10	0
Other Classes	2,306	4,040	4,642	34,113	3,734	749
Issued as reinvestment of distributions
Institutional Class	1,209	5,405	200	16,740	2,367	1,512
Administrative Class	0	1	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	37	149	0	1,258	3	40
Cost of shares redeemed
Institutional Class	(1,137)	(21,022)	(124,795)	(305,139)	(768,560)	(5,203)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	(2,456)	(1,667)	(18,359)	(38,276)	(1,984)	(281)
Net increase (decrease) resulting from Fund share transactions	3,233	23,967	140,581	(268,826)	642,825	20,452

Fund Redemption Fee	0	7	1	51	22	0

Total Increase (Decrease) in Net Assets	(36,821)	17,694	(26,572)	(336,138)	424,734	15,781

Net Assets:
Beginning of year or period	75,548	57,854	258,407	594,545	27,487	11,706
End of year or period*	$38,727	$75,548	$231,835	$258,407	$452,221	$27,487

*Including undistributed (overdistributed) net investment income of:	$(3,004)	$(3,621)	$(11,000)	$(2,404)	$(7,527)	$128

40	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

StocksPLUS® Fund		StocksPLUS® Long Duration Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Period from August 31, 2007 to March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$18,782	$43,234	$5,359	$2,454	$12,733	$16,358	$8,563	$7,479
(237,180)	(52,251)	(70,989)	(9,514)	(120,579)	(6,146)	86,278	16,879
4	0	5	0	1	0	1	0
(43,985)	(19,416)	11,974	744	(12,561)	(5,561)	(19,438)	5,771
1	0	0	0	1	0	0	0
(262,378)	(28,433)	(53,651)	(6,316)	(120,405)	4,651	75,404	30,129

(24,687)	(35,112)	(1,672)	0	(10,077)	(15,318)	(2,139)	(7,667)
(520)	(893)	0	0	0	0	0	0
(1)	0	0	0	(1)	0	0	0
(11,380)	(12,306)	0	0	(2,864)	(3,994)	(3,328)	(267)

0	0	0	(935)	0	(23,191)	(1,859)	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	(7,043)	(42,592)	0

(119)	0	0	(2,357)	(1,168)	0	0	0
(2)	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
(55)	0	0	0	(373)	0	0	0

(36,764)	(48,311)	(1,672)	(3,292)	(14,483)	(49,546)	(49,918)	(7,934)

80,910	253,077	161,784	140,500	31,279	157,021	205,058	88,972
1,019	1,347	0	0	0	0	0	0
10	0	0	0	10	0	0	0
34,240	27,346	0	0	12,503	15,045	202,706	60,798

22,578	32,562	1,672	3,292	11,207	38,369	3,998	7,666
515	880	0	0	0	0	0	0
1	0	0	0	1	0	0	0
9,381	9,902	0	0	2,715	9,203	34,334	232

(280,634)	(315,884)	(23,496)	(12,000)	(20,179)	(246,273)	(429,829)	(76,531)
(5,813)	(25,007)	0	0	0	0	0	0
0	0	0	0	0	0	0	0
(57,833)	(89,599)	0	0	(21,937)	(32,608)	(169,143)	(11,150)
(195,626)	(105,376)	139,960	131,792	15,599	(59,243)	(152,876)	69,987

255	4	0	0	4	1	64	7

(494,513)	(182,116)	84,637	122,184	(119,285)	(104,137)	(127,326)	92,189

732,984	915,100	122,184	0	249,720	353,857	249,641	157,452
$238,471	$732,984	$206,821	$122,184	$130,435	$249,720	$122,315	$249,641

$2,632	$27,113	$2,648	$(594)	$3,102	$2,316	$5,443	$1,063

Annual Report	March 31, 2009	41

Statements of Cash Flows

Year Ended March 31, 2009

(Amounts in thousands)	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations (excluding interest expense)	$(31,561)	$(147,433)	$(295,204)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(3,555,748)	(1,312,049)	(4,825,750)
Proceeds from sales of long-term securities	3,203,738	1,550,555	4,588,601
Purchases (Proceeds from sales) of short-term portfolio investments, net	278,679	44,522	67,092
Increase (decrease) in deposits with counterparty	(6,584)	9,898	4,513
Increase (decrease) in receivable for investments sold	(18,550)	10,970	(93,887)
Increase (decrease) in interest and dividends receivable	(2,593)	1,552	(722)
Increase in swap premiums paid	(312,987)	(111,964)	(271,540)
Increase (decrease) in payable for investments purchased	(48,686)	1,092	254,358
Increase (decrease) in investment advisory fee	15	(113)	45
Increase (decrease) in supervisory and administrative fee	6	(63)	17
Increase (decrease) in distribution fee	0	0	(5)
Increase (decrease) in servicing fee	0	0	(7)
Increase in recoupment payable to manager	20	1	2
Decrease in other liabilities	0	0	(3)
Proceeds (payment) from futures transactions	294,253	13,269	19,175
Proceeds from currency transactions	231	2,445	5,031
Proceeds (payment) from short sale transactions	(8,159)	(11,704)	47,574
Unrealized (depreciation) on investments	27,597	36,221	71,441
Net realized gain (loss) on investments	26,525	122,093	256,399
Net amortization on investments	(3,354)	(1,316)	(1,328)
Net cash used for operating activities	(157,158)	207,976	(174,198)

Cash flows received from financing activities:
Proceeds from shares sold	395,978	18,530	784,387
Payment on shares redeemed	(478,490)	(185,685)	(489,289)
Cash dividend paid*	0	(214)	(424)
Net borrowing (repayment) of reverse repurchase agreements	221,525	(42,420)	(158,967)
Interest expense paid	(2,634)	(1,199)	(4,223)
Increase in overdraft due to custodian	0	1,870	1,065
Increase in payable to counterparty	21,671	0	34,877
Net cash received from financing activities	158,050	(209,118)	167,426

Net Increase (Decrease) in Cash and Foreign Currency	892	(1,142)	(6,772)

Cash and Foreign Currency:
Beginning of year	614	2,229	8,826
End of year	$1,506	$1,087	$2,054

* Reinvestment of dividends	$132,126	$2,742	$9,634

42	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$(38,022)	$(161,365)	$(259,532)	$(116,598)	$77,163

(384,144)	(8,297,635)	(2,247,442)	(1,925,192)	(1,237,557)
406,689	8,374,781	2,439,769	2,100,433	1,260,682
20,730	(2,885)	145,988	37,375	67,297
742	8,203	48,355	9,964	(4,211)
9,049	333,567	(36,759)	(80,927)	(30,145)
132	2,591	2,448	1,189	384
(35,642)	(223,424)	(42,122)	(8,554)	(5,184)
5,484	(242,799)	65,377	110,512	38,469
(11)	(9)	(97)	(39)	(39)
(7)	(9)	(110)	(30)	(15)
0	(8)	(29)	(13)	6
0	(5)	(23)	(9)	12
3	0	0	0	0
0	0	0	0	0
2,963	15,938	(163,717)	(83,261)	97,946
948	67,996	9,083	2,254	1,603
(6,693)	(290,239)	(3,113)	2,544	(10,611)
6,353	43,366	43,984	12,560	19,438
35,192	145,062	237,176	120,578	(86,279)
(29)	(400)	(1,016)	(83)	(432)
23,737	(227,274)	238,220	182,703	188,527

5,591	286,442	140,020	43,856	402,658
(3,593)	(143,427)	(346,239)	(43,983)	(599,209)
(193)	0	(4,289)	(560)	(11,586)
(29,819)	49,684	(31,226)	(184,927)	21,197
(596)	(5,589)	(2,846)	(3,807)	(1,759)
0	0	0	601	0
4,850	37,811	6,670	1,610	300
(23,760)	224,921	(237,910)	(187,210)	(188,399)

(23)	(2,353)	310	(4,507)	128

326	5,953	3,543	5,410	1,637
$303	$3,600	$3,853	$903	$1,765

$1,246	$200	$32,475	$13,923	$38,332

Annual Report	March 31, 2009	43

Schedule of Investments All Asset Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 100.2%

CommodityRealReturn Strategy Fund®	91,800,615	$574,672

Convertible Fund	93,986,860	781,031

Developing Local Markets Fund	89,513,668	722,375

Diversified Income Fund	43,445,176	369,719

EM Fundamental IndexPLUS™ TR Strategy Fund	13,030,794	134,738

Emerging Local Bond Fund	132,421,397	1,028,914

Emerging Markets Bond Fund	64,615,881	552,466

Floating Income Fund	56,330,142	394,311

Foreign Bond Fund (Unhedged)	784,384	6,291

Fundamental Advantage Total Return Strategy Fund	32,704,928	143,248

	SHARES	VALUE (000S)

Fundamental IndexPLUS™ Fund	3,536,235	$15,772

Fundamental IndexPLUS™ TR Fund	79,224,668	381,863

Global Bond Fund (Unhedged)	892,802	7,250

High Yield Fund	132,315,899	867,992

Income Fund	24,080,809	205,650

International StocksPLUS® TR Strategy Fund (Unhedged)	5,614,916	25,829

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	29,458,692	190,303

Investment Grade Corporate Bond Fund	123,674,966	1,194,700

Long Duration Total Return Fund	36,752,835	372,674

Long-Term U.S. Government Fund	530,862	6,147

	SHARES	VALUE (000S)

Low Duration Fund	588,111	$5,469

Real Return Asset Fund	226,678,451	2,325,721

Real Return Fund	994,188	9,942

RealEstateReal Return Strategy Fund	53,639,014	111,569

Short-Term Fund	627,823	5,895

Small Cap StocksPLUS® TR Fund	60,156,992	338,684

StocksPLUS® Fund	1,396,556	6,899

StocksPLUS® Total Return Fund	5,910,377	28,606

Total Return Fund	48,456,987	490,869

Total PIMCO Funds (Cost $13,187,877)		11,299,599

Total Investments 100.2% (Cost $13,187,877)		$11,299,599

Other Assets and Liabilities (Net) (0.2%)		(26,770)

Net Assets 100.0%		$11,272,829

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$11,299,599	$0	$0	$11,299,599
Other Financial Instruments ++	0	0	0	0

Total	$11,299,599	$0	$0	$11,299,599

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

44	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 113.1%

CommodityRealReturn Strategy Fund®	13,859,905	$86,763

Convertible Fund	12,693,326	105,481

Developing Local Markets Fund	10,553,890	85,170

Diversified Income Fund	2,866,964	24,398

EM Fundamental IndexPLUS™ TR Strategy Fund	2,136,036	22,087

Emerging Local Bond Fund	13,947,738	108,374

Emerging Markets Bond Fund	8,246,575	70,508

Floating Income Fund	9,200,265	64,402

Foreign Bond Fund (Unhedged)	977,928	7,843

Fundamental Advantage Total Return Strategy Fund	12,670,640	55,497

Fundamental IndexPLUS™ Fund	118,551	529

Fundamental IndexPLUS™ TR Fund	11,608,579	55,953

	SHARES	VALUE (000S)

Global Bond Fund (Unhedged)	29,671	$241

High Yield Fund	25,124,611	164,817

Income Fund	4,912,521	41,953

Investment Grade Corporate Bond Fund	23,079,400	222,947

Long Duration Total Return Fund	8,788,677	89,117

Long-Term U.S. Government Fund	403,665	4,674

Low Duration Fund	80,506	749

Real Return Asset Fund	31,179,502	319,902

Real Return Fund	70,956	710

RealEstateRealReturn Strategy Fund	6,510,974	13,543

Short-Term Fund	68	1

Small Cap StocksPLUS® TR Fund	9,494,591	53,455

StocksPLUS® Fund	148,730	735

StocksPLUS® Total Return Fund	240,365	1,163

	SHARES	VALUE (000S)

StocksPLUS® TR Short Strategy Fund	50,645	$348

Total Return Fund	7,909,653	80,125

Total PIMCO Funds (Cost $1,815,416)		1,681,485

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$266	266

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $275. Repurchase proceeds are $266.)
Total Short-Term Instruments (Cost $266)		266

Total Investments 113.1% (Cost $1,815,682)		$1,681,751

Other Assets and Liabilities (Net) (13.1%)		(194,800)

Net Assets 100.0%		$1,486,951

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,681,485	$266	$0	$1,681,751
Other Financial Instruments ++	0	0	0	0

Total	$1,681,485	$266	$0	$1,681,751

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	45

Schedule of Investments  EM Fundamental IndexPLUSTM TR Strategy Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 13.9%

Short-Term Floating NAV Portfolio	2,479,796	$24,810

Total PIMCO Funds (Cost $24,810)		24,810

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 13.9%

BANKING & FINANCE 9.4%

American Express Bank FSB
0.581% due 04/26/2010	$200	188

American Express Centurion Bank
0.716% due 11/16/2009	300	288

American Express Credit Corp.
0.677% due 12/02/2010	330	297
1.920% due 05/27/2010	100	94

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	300	271

American International Group, Inc.
1.252% due 10/18/2011	200	105

Bank of America Corp.
8.000% due 12/29/2049	100	40
8.125% due 12/29/2049	400	165

Bank of Scotland PLC
1.344% due 12/08/2010	100	92

Capital One Financial Corp.
6.150% due 09/01/2016	300	190

Caterpillar Financial Services Corp.
6.125% due 02/17/2014	2,100	2,042

CIT Group, Inc.
1.394% due 06/08/2009	100	97
4.250% due 02/01/2010	30	26
12.000% due 12/18/2018	100	58

Citigroup Capital XXI
8.300% due 12/21/2057	400	193

Citigroup, Inc.
1.396% due 05/18/2010	1,800	1,618
1.554% due 06/09/2016	500	250
6.000% due 02/21/2012	40	37

Deutsche Bank AG
1.538% due 02/17/2015	500	358

General Electric Capital Corp.
6.875% due 01/10/2039	100	82

Goldman Sachs Group, Inc.
1.454% due 08/05/2011	1,000	906
5.300% due 02/14/2012	200	193

International Lease Finance Corp.
1.469% due 05/24/2010	100	72
3.500% due 04/01/2009	300	300

JPMorgan Chase & Co.
1.352% due 12/21/2011	2,700	2,451
5.750% due 01/02/2013	200	191

Lloyds Banking Group PLC
5.920% due 09/29/2049	100	18

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	200	167
1.370% due 11/01/2011	1,000	818
1.501% due 06/05/2012	200	155
6.875% due 04/25/2018	300	235

Morgan Stanley
0.530% due 04/19/2012	200	160
1.648% due 01/09/2012	900	723

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York Life Global Funding
4.650% due 05/09/2013	$200	$195

Pricoa Global Funding I
2.066% due 06/04/2010	200	180

Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016	200	157

SLM Corp.
1.319% due 07/26/2010	500	355

SLM Corp. CPI Linked Bond
2.216% due 11/21/2013	30	12

USB Capital IX
6.189% due 04/15/2049	100	40

Wachovia Corp.
1.224% due 10/15/2011	2,900	2,573
1.360% due 08/01/2013	500	368

		16,760

INDUSTRIALS 4.3%

CODELCO, Inc.
7.500% due 01/15/2019	100	114

Petroleos Mexicanos
8.000% due 05/03/2019	100	98

President and Fellows of Harvard College
6.500% due 01/15/2039	200	224

Reynolds American, Inc.
7.750% due 06/01/2018	200	177

Roche Holdings, Inc.
3.249% due 02/25/2011	1,500	1,498
7.000% due 03/01/2039	5,400	5,676

		7,787

UTILITIES 0.2%

Duke Energy Carolinas LLC
5.750% due 11/15/2013	100	107

Verizon Wireless Capital LLC
5.250% due 02/01/2012	200	203

		310

Total Corporate Bonds & Notes (Cost $25,626)		24,857

MUNICIPAL BONDS & NOTES 2.2%

Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	300	263

District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034	600	603

Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	25	29

Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,060

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	300	280

North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series 2009
5.000% due 10/01/2038	700	703

Total Municipal Bonds & Notes (Cost $3,922)		3,938

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 94.3%

Fannie Mae
5.500% due 05/01/2037 - 04/01/2039		$16,186	$16,808
5.500% due 07/01/2038 (c)		7,814	8,119
6.000% due 07/01/2036 - 04/01/2039		116,834	122,117
6.000% due 10/01/2036 - 11/01/2038 (c)		18,001	18,831

Freddie Mac
5.500% due 10/01/2038		1,857	1,929

Ginnie Mae
5.000% due 05/01/2039		300	310
5.500% due 04/01/2039		500	520

Small Business Administration
6.220% due 12/01/2028		100	108

Total U.S. Government Agencies (Cost $166,549)			168,742

U.S. TREASURY OBLIGATIONS 24.5%

Treasury Inflation Protected Securities (a)
1.625% due 01/15/2015		776	785
1.875% due 07/15/2013		1,152	1,184
1.875% due 07/15/2015		109	112
2.000% due 04/15/2012		521	538
2.375% due 01/15/2025		112	117
2.500% due 07/15/2016		1,258	1,349

U.S. Treasury Bonds
8.000% due 11/15/2021		2,000	2,961
8.125% due 05/15/2021		4,700	6,969
8.750% due 08/15/2020		19,500	29,762

Total U.S. Treasury Obligations (Cost $43,287)			43,777

MORTGAGE-BACKED SECURITIES 1.0%

Bear Stearns Commercial Mortgage Securities
5.593% due 06/11/2040		83	82
5.817% due 05/14/2016		200	201

GS Mortgage Securities Corp. II
6.615% due 02/14/2016		200	213

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037		1,547	1,342

Total Mortgage-Backed Securities (Cost $1,753)			1,838

ASSET-BACKED SECURITIES 0.4%

American Express Credit Account Master Trust
1.956% due 11/15/2016		300	264

Asset-Backed Funding Certificates
0.582% due 11/25/2036		164	151

Chase Issuance Trust
5.160% due 04/16/2018		100	96

Countrywide Asset-Backed Certificates
0.572% due 05/25/2047		217	197

Total Asset-Backed Securities (Cost $690)			708

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

ASIF III Jersey Ltd.
5.500% due 03/07/2011	EUR	600	577

46	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

CIT Group, Inc.
5.000% due 05/13/2014	EUR	100	$68

General Electric Capital Corp.
5.500% due 09/15/2067		100	55

Merrill Lynch & Co., Inc.
1.934% due 03/22/2011		400	450

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	77

SLM Corp.
3.125% due 09/17/2012	EUR	500	472

Total Foreign Currency-Denominated Issues (Cost $1,940)			1,699

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%

American International Group, Inc.
8.500% due 08/01/2011		9,500	51

Bank of America Corp.
7.250% due 12/31/2049		4,200	1,783

	SHARES	VALUE (000S)

Wells Fargo & Co.
7.500% due 12/31/2049	200	$96

Total Convertible Preferred Stocks (Cost $1,184)		1,930

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

COMMERCIAL PAPER 0.4%

Fannie Mae
0.240% due 04/30/2009	$300	300

Federal Home Loan Bank
0.050% due 04/16/2009	400	400

		700

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	300	300
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 11/15/2014 valued at $303. Repurchase proceeds are $300.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Bank and Trust Co.
0.080% due 04/01/2009	$654	$654
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $670. Repurchase proceeds are $654.)

		954

Total Short-Term Instruments (Cost $1,654)		1,654

PURCHASED OPTIONS (f) 0.0%
(Cost $6)		0

Total Investments 153.1% (Cost $271,421)		$273,953

Written Options (g) (0.0%) (Premiums $99)		(30)

Other Assets and Liabilities (Net) (53.1%)		(94,957)

Net Assets 100.0%		$178,966

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	The EM Fundamental IndexPLUS™ TR Strategy Fund is investing in shares of affiliated Funds.
(c)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $25,000 at a weighted average interest rate of 0.700%. On March 31, 2009, securities valued at $26,376 were pledged as collateral for reverse repurchase agreements.
(d)	Cash of $79 has been pledged as collateral for futures contracts on March 31, 2009.
(e)	Swap agreements outstanding on March 31, 2009:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)

							$(4)	$0	$(4)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI EM Index	10,675	1-Month USD-LIBOR plus 1.750%	$10,958	04/20/2009	CSFB	$(1)
Receive	FTSE eRAFI EM Index	39,986	1-Month USD-LIBOR plus 1.340%	35,286	01/29/2010	JPM	5,703
Receive	FTSE eRAFI EM Index	81,768	1-Month USD-LIBOR plus 1.370%	72,159	01/29/2010	JPM	11,662
Receive	FTSE eRAFI EM Index	20,327	1-Month USD-LIBOR plus 1.390%	17,938	01/29/2010	JPM	2,899
Receive	FTSE eRAFI EM Index	18,540	3-Month USD-LIBOR plus 0.800%	20,079	01/29/2010	JPM	(1,155)

							$19,108

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f)	Purchased options outstanding on March 31, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 05/01/2039	$84.000	05/05/2009	$30,000	$4	$0
Put - OTC Fannie Mae 6.000% due 05/01/2039	90.750	05/05/2009	20,000	2	0

				$6	$0

See Accompanying Notes	Annual Report	March 31, 2009	47

Schedule of Investments  EM Fundamental IndexPLUSTM TR Strategy Fund  (Cont.)

(g)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	1	$1	$1
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	52	13	13
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	49	16	10
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	4	2	3
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	2	1	0

				$33	$27

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	500	$6	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		$500	2	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		500	2	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	5	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	5	1
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		4,000	4	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		4,000	32	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		500	0	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		500	3	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,000	7	1

								$66	$3

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 11/26/2008	0	$0	EUR	0	$0
Sales	128	13,000		500	105
Closing Buys	(2)	0		0	(2)
Expirations	(4)	0		0	(1)
Exercised	(14)	0		0	(3)

Balance at 03/31/2009	108	$13,000	EUR	500	$99

(h)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$300	$311	$311

(i)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	145	04/2009	$2	$0	$2
Buy		JPM	194	04/2009	0	(3)	(3)
Sell		JPM	49	04/2009	1	0	1
Buy		HSBC	145	06/2009	0	(2)	(2)
Buy		JPM	48	06/2009	0	(1)	(1)
Buy	CAD	JPM	103	04/2009	0	(2)	(2)
Buy	CNY	BCLY	284	03/2010	0	0	0
Buy		HSBC	284	03/2010	0	0	0
Buy		JPM	1,738	03/2010	0	(2)	(2)
Buy	EUR	BCLY	119	04/2009	0	(3)	(3)
Sell		JPM	1,391	04/2009	0	(88)	(88)
Sell	GBP	BCLY	296	04/2009	11	0	11
Buy	JPY	RBS	7,586	05/2009	0	0	0

					$14	$(101)	$(87)

48	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$26,740	$247,213	$0	$273,953
Short Sales, at value	0	(311)	0	(311)
Other Financial Instruments ++	0	(121)	19,108	18,987

Total	$26,740	$246,781	$19,108	$292,629

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 11/26/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	19,108	0	19,108

Total	$0	$0	$0	$0	$19,108	$0	$19,108

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	49

Schedule of Investments  Fundamental Advantage Tax Efficient Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

Citigroup, Inc.
8.400% due 04/29/2049	$100	$57

Total Corporate Bonds & Notes (Cost $100)		57

MUNICIPAL BONDS & NOTES 86.3%

ARIZONA 6.3%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	100	82

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	250	223

		305

CALIFORNIA 7.1%

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2036	100	100

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	100	59

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	100	100

Long Beach, California Special Tax Bonds, Series 2008
5.400% due 10/01/2023	100	80

		339

COLORADO 3.2%

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	100	78

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	100	75

		153

GEORGIA 0.7%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	100	32

IDAHO 2.8%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	200	136

ILLINOIS 5.0%

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	100	74

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	200	168

		242

IOWA 1.2%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	100	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MARYLAND 1.6%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	$150	$78

MASSACHUSETTS 2.1%

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.250% due 12/01/2037	100	100

MICHIGAN 1.2%

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	100	59

MONTANA 2.1%

Montana State Board of Regents Revenue Bonds, Series 2005
0.350% due 11/15/2035	100	100

NEW HAMPSHIRE 2.1%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.200% due 06/01/2041	100	100

NEW JERSEY 2.0%

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	100	99

NEW YORK 3.8%

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	100	81

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
0.300% due 06/15/2033	100	100

		181

NORTH CAROLINA 10.1%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	150	154

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	250	246

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	100	83

		483

OHIO 4.7%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	62
5.875% due 06/01/2047	300	165

		227

PENNSYLVANIA 11.8%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2007
5.000% due 11/15/2013	250	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	$200	$170

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	250	174

		564

PUERTO RICO 4.4%

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.500% due 07/01/2038	250	211

TENNESSEE 5.5%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	350	263

TEXAS 5.7%

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	200	94

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	125	117

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	100	62

		273

WEST VIRGINIA 2.9%

Kanawha County, West Virginia Revenue Bonds, Series 1999
5.100% due 01/01/2012	150	139

Total Municipal Bonds & Notes (Cost $5,023)		4,141

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	400	2

Total Convertible Preferred Stocks (Cost $30)		2

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%

REPURCHASE AGREEMENTS 7.4%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$356	356

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $365. Repurchase proceeds are $356.)

Total Short-Term Instruments (Cost $356)		356

Total Investments 95.0% (Cost $5,509)		$4,556

Other Assets and Liabilities (Net) 5.0%		240

Net Assets 100.0%		$4,796

50	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Cash of $70 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index June Futures	Short	06/2009	8	$(16)

(c)	Swap agreements outstanding on March 31, 2009:

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	10,016	1-Month USD-LIBOR plus 0.310%	$622	02/26/2010	JPM	$63
Pay	FTSE eRAFI 1000 Index	14,431	1-Month USD-LIBOR plus 0.250%	1,740	04/30/2009	MLP	753
Receive	FTSE eRAFI 1000 Index	38,213	1-Month USD-LIBOR plus 0.250%	4,607	04/30/2009	MLP	(1,996)
Receive	FTSE eRAFI 1000 Index	26,037	1-Month USD-LIBOR plus 0.290%	1,782	04/30/2010	MLP	0
Pay	S&P 500 Index	1,885	1-Month USD-LIBOR less 0.050%	4,000	07/31/2009	MLP	1,622
Pay	S&P 500 Index	954	1-Month USD-LIBOR plus 0.050%	1,233	04/30/2010	MLP	0

							$442

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(d)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$2	$4,554	$0	$4,556
Other Financial Instruments ++	(16)	1,622	(1,180)	426

Total	$(14)	$6,176	$(1,180)	$4,982

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 07/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(51)	0	0	0	(1,129)	0	(1,180)

Total	$(51)	$0	$0	$0	$(1,129)	$0	$(1,180)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	51

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 15.2%

Short-Term Floating NAV Portfolio	3,369,441	$33,711

Total PIMCO Funds (Cost $33,711)		33,711

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 101.5%

BANKING & FINANCE 60.9%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013 (f)	$600	581

American Express Bank FSB
5.500% due 04/16/2013 (f)	800	691

American Express Centurion Bank
0.583% due 03/23/2010 (f)	2,700	2,533

American Express Co.
7.000% due 03/19/2018 (f)	800	707

American Express Credit Corp.
5.875% due 05/02/2013	600	527

American International Group, Inc.
1.252% due 10/18/2011 (f)	6,500	3,404

ANZ National International Ltd.
6.200% due 07/19/2013 (f)	900	869

Bank of America Corp.
8.000% due 12/29/2049	7,800	3,128
8.125% due 12/29/2049	4,700	1,933

Bank of Scotland PLC
1.344% due 12/08/2010 (f)	7,000	6,456

Bear Stearns Cos. LLC
1.341% due 02/23/2010 (f)	400	395
1.404% due 01/31/2011 (f)	400	381
1.446% due 11/28/2011 (f)	2,800	2,691
7.250% due 02/01/2018	2,000	2,070

Capital One Financial Corp.
1.572% due 09/10/2009 (f)	5,200	5,037

CIT Group, Inc.
4.250% due 02/01/2010	700	600

Citigroup, Inc.
5.500% due 04/11/2013 (f)	1,800	1,583

Comerica Bank
1.359% due 05/24/2011 (f)	7,100	6,268

Duke University
4.200% due 04/01/2014	900	906
5.150% due 04/01/2019	800	804

General Electric Capital Corp.
5.875% due 01/14/2038	800	574

Goldman Sachs Group, Inc.
1.677% due 03/22/2016	2,300	1,568
6.150% due 04/01/2018	2,300	2,106

Hartford Life Global Funding Trusts
1.288% due 11/15/2009 (f)	7,800	7,139

HSBC Finance Corp.
1.451% due 08/09/2011 (f)	3,200	2,179

International Lease Finance Corp.
1.610% due 07/13/2012 (f)	8,500	3,443

JPMorgan Chase & Co.
7.900% due 04/29/2049	2,100	1,352

KeyBank N.A.
3.511% due 06/02/2010	1,200	1,157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	$8,800	$1,100
3.375% due 01/26/2017 (a)	900	113

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	400	334
1.438% due 02/15/2011	1,600	1,360
1.454% due 02/05/2010	4,200	3,966

Monumental Global Funding Ltd.
5.500% due 04/22/2013	500	455

Morgan Stanley
1.574% due 10/15/2015 (f)	5,700	4,056
3.338% due 05/14/2010	1,200	1,169

National Australia Bank Ltd.
5.350% due 06/12/2013	700	679

Nationwide Life Global Funding I
5.450% due 10/02/2012 (f)	6,300	5,617

Northern Rock PLC
1.166% due 10/20/2009	5,000	4,949

Pacific Life Global Funding
1.457% due 06/22/2011 (f)	20,500	20,476

Premium Asset Trust
1.661% due 10/08/2009 (f)	4,000	3,475

Pricoa Global Funding I
1.274% due 01/30/2012	900	670
1.428% due 09/27/2013	700	468

Princeton University
5.700% due 03/01/2039	800	788

Principal Life Income Funding Trusts
5.550% due 04/27/2015	900	854

SLM Corp.
4.000% due 01/15/2010 (f)	2,800	2,363

Sun Life Financial Global Funding LP
1.619% due 07/06/2011 (f)	9,000	7,996

TD North America LP
1.414% due 10/15/2009 (f)	6,800	6,791

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	261

UBS AG
2.154% due 05/05/2010 (f)	2,800	2,794
5.750% due 04/25/2018	400	335

Wachovia Corp.
1.590% due 06/15/2017 (f)	1,000	592
5.750% due 02/01/2018 (f)	1,000	888

Wells Fargo & Co.
7.980% due 02/28/2049	2,700	1,271

		134,902

INDUSTRIALS 32.9%

Amgen, Inc.
6.900% due 06/01/2038 (f)	3,300	3,403

CODELCO, Inc.
7.500% due 01/15/2019	400	456

CVS Caremark Corp.
1.561% due 06/01/2010 (f)	10,000	9,639

Dell, Inc.
5.650% due 04/15/2018	1,600	1,513

Gaz Capital S.A.
7.343% due 04/11/2013	100	88
8.146% due 04/11/2018	600	495
8.625% due 04/28/2034	3,300	2,987

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010 (f)	9,400	9,421

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Home Depot, Inc.
1.445% due 12/16/2009 (f)	$14,400	$14,130

Martin Marietta Materials, Inc.
1.324% due 04/30/2010 (f)	4,660	4,368

Norfolk Southern Corp.
5.750% due 04/01/2018 (f)	3,600	3,586

Oracle Corp.
5.750% due 04/15/2018 (f)	3,500	3,662

Petroleos Mexicanos
8.000% due 05/03/2019	1,100	1,078

Philip Morris International, Inc.
6.375% due 05/16/2038	400	389

Reynolds American, Inc.
2.020% due 06/15/2011 (f)	4,700	4,234

Roche Holdings, Inc.
3.249% due 02/25/2011	2,100	2,097

Suncor Energy, Inc.
6.100% due 06/01/2018 (f)	4,000	3,418

Time Warner, Inc.
1.461% due 11/13/2009	5,800	5,693

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,200	2,234

		72,891

UTILITIES 7.7%

Appalachian Power Co.
6.600% due 05/01/2009	1,230	1,232

Dominion Resources, Inc.
2.366% due 06/17/2010 (f)	4,000	3,888

EDF S.A.
5.500% due 01/26/2014	300	319
6.500% due 01/26/2019	300	309
6.950% due 01/26/2039	300	299

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011 (f)	9,400	10,049

Public Service Electric & Gas Co.
5.300% due 05/01/2018 (f)	1,100	1,111

		17,207

Total Corporate Bonds & Notes (Cost $257,680)		225,000

MUNICIPAL BONDS & NOTES 2.8%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	103
6.899% due 12/01/2040	1,600	1,598

Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,500	2,452

Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033	2,000	2,027

Total Municipal Bonds & Notes (Cost $6,120)		6,180

U.S. GOVERNMENT AGENCIES 43.0%

Fannie Mae
3.868% due 03/01/2034 (f)	1,023	1,039
4.024% due 12/01/2034 (f)	1,203	1,214
4.120% due 07/01/2035 (f)	1,440	1,449
4.500% due 06/01/2023 - 11/01/2023 (f)	3,889	4,010

52	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 07/01/2023 - 07/01/2037 (f)	$20,042	$20,727
5.000% due 04/01/2034 - 07/01/2037 (g)	551	569
5.000% due 05/01/2037	23	24
5.000% due 06/01/2037 (f)(g)	939	970
5.500% due 11/01/2036 - 11/01/2038 (f)	9,611	9,987
5.500% due 07/01/2038 (g)	147	153
5.500% due 05/01/2039	1,000	1,035
6.000% due 08/01/2036 - 10/01/2036 (g)	707	740
6.000% due 09/01/2036 - 11/01/2036 (f)	10,301	10,779
6.000% due 10/01/2036 (f)(g)	308	322

Freddie Mac
5.000% due 02/15/2016 - 11/01/2035 (f)	14,277	14,735
5.500% due 09/01/2037 - 09/01/2038 (f)	18,987	19,726

Ginnie Mae
6.000% due 02/15/2037 - 09/15/2037 (g)	1,651	1,728

Small Business Administration
5.490% due 03/01/2028	470	512
6.020% due 08/01/2028	5,093	5,673

Total U.S. Government Agencies (Cost $90,823)		95,392

U.S. TREASURY OBLIGATIONS 3.4%

Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	115	118
2.500% due 01/15/2029	986	1,072

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	800	793
8.000% due 11/15/2021	1,200	1,776
8.125% due 08/15/2019	800	1,161
8.125% due 05/15/2021	1,700	2,521

Total U.S. Treasury Obligations (Cost $7,272)		7,441

MORTGAGE-BACKED SECURITIES 5.6%

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	7,100	4,837

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	3,400	2,797

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

GS Mortgage Securities Corp. II
5.799% due 08/10/2045		$1,600	$1,097

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,300	1,493

WaMu Mortgage Pass-Through Certificates
5.678% due 06/25/2037		3,944	2,063

Total Mortgage-Backed Securities (Cost $15,829)			12,287

ASSET-BACKED SECURITIES 14.2%

Access Group, Inc.
2.459% due 10/27/2025		3,357	3,088

BA Credit Card Trust
1.256% due 12/15/2014		2,200	1,970

Chase Issuance Trust
2.820% due 09/15/2015		6,800	6,230

IXIS Real Estate Capital Trust
0.862% due 02/25/2036		4,721	3,824

Long Beach Mortgage Loan Trust
0.582% due 12/25/2036		443	363

SLM Student Loan Trust
2.659% due 04/25/2023		6,680	6,566

South Carolina Student Loan Corp.
2.011% due 03/02/2020		3,100	2,889
2.261% due 09/03/2024		1,400	1,279

Structured Asset Securities Corp.
0.632% due 01/25/2037		10,000	5,318

Total Asset-Backed Securities (Cost $37,318)			31,527

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%

Goldman Sachs Group, Inc.
6.375% due 05/02/2018	EUR	400	457

KeyCorp
2.088% due 11/22/2010		1,600	1,869

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		1,900	1,732

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	600	461

Total Foreign Currency-Denominated Issues (Cost $4,603)			4,519

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.5%

Bank of America Corp.
7.250% due 12/31/2049	2,400	$1,019

Total Convertible Preferred Stocks (Cost $1,533)		1,019

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS 2.5%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$5,600	5,600

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.125% due 04/30/2010 - 01/31/2014 valued at $5,699. Repurchase proceeds are $5,600.)

U.S. CASH MANAGEMENT BILLS 1.3%
0.220% due 04/29/2009 (e)	2,960	2,959

U.S. TREASURY BILLS 0.5%
0.119% due 04/16/2009 - 06/04/2009 (b)(e)	1,055	1,055

Total Short-Term Instruments (Cost $9,614)		9,614

PURCHASED OPTIONS (i) 0.0%
(Cost $62)		49

Total Investments 192.5% (Cost $464,565)		$426,739

Written Options (j) (0.0%) (Premiums $289)		(151)

Other Assets and Liabilities (Net) (92.5%)		(204,955)

Net Assets 100.0%		$221,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Fundamental Advantage Total Return Strategy Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $3,889 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $171,822 at a weighted average interest rate of 2.002%. On March 31, 2009, securities valued at $250,286 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2009	53

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

(g)	Securities with an aggregate market value of $3,508 and cash of $26,678 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	17	$232
90-Day Eurodollar December Futures	Long	12/2009	83	512
90-Day Eurodollar June Futures	Long	06/2010	7	44
90-Day Eurodollar March Futures	Long	03/2010	77	486
90-Day Eurodollar September Futures	Long	09/2009	322	2,012
90-Day Eurodollar September Futures	Long	09/2010	7	45
E-mini S&P 500 Index June Futures	Short	06/2009	620	(1,271)
S&P 500 Index June Futures	Short	06/2009	1,012	(10,373)
U.S. Treasury 5-Year Note June Futures	Long	06/2009	6	10
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3	28

				$(8,275)

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	7.440%	$2,300	$(232)	$0	$(232)
General Electric Capital Corp.	BCLY	4.500%	12/20/2013	7.440%	2,900	(283)	0	(283)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	7.440%	2,200	(200)	0	(200)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	200	(21)	0	(21)
General Motors Corp.	BOA	5.000%	06/20/2013	100.472%	1,300	(1,066)	(241)	(825)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	5,000	(4,097)	(892)	(3,205)
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	1,000	13	0	13
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	200	(16)	0	(16)
SLM Corp.	CITI	5.600%	09/20/2009	42.889%	2,600	(390)	0	(390)

						$(6,292)	$(1,133)	$(5,159)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	$486	$1	$0	$1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,334	(30)	0	(30)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(35)	$0	$(35)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$34,700	961	(61)	1,022
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		7,700	213	(18)	231
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,800	46	2	44
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,100	314	119	195
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,200	60	44	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		4,300	215	155	60

54	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		$2,100	$105	$66	$39
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		500	(136)	(5)	(131)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	26	(60)	86
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		4,500	168	(84)	252
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		14,300	533	(40)	573
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		700	(242)	(61)	(181)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	2,600	145	12	133
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	161	(21)	182
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		9,200	1,218	(116)	1,334
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		500	66	0	66
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,900	1,045	(94)	1,139
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		1,400	209	(1)	210

							$5,166	$(158)	$5,324

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	FTSE eRAFI 1000 Index	1,319,523	1-Month USD-LIBOR plus 0.300%	$84,463	03/12/2010	CSFB	$5,816
Receive	FTSE eRAFI 1000 Index	1,051,105	1-Month USD-LIBOR plus 0.310%	63,688	02/26/2010	JPM	6,638
Receive	FTSE eRAFI 1000 Index	1,035,004	1-Month USD-LIBOR plus 0.170%	64,265	08/31/2009	UBS	6,545

							$18,999

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index June Futures	$1,150.000	06/18/2009	339	$20	$38
Call - CME S&P 500 Index June Futures	1,300.000	06/18/2009	797	33	10
Put - CBOT U.S. Treasury 5-Year Note June Futures	85.000	05/22/2009	35	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	67.000	05/22/2009	26	0	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	12	0	0

				$54	$49

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 06/01/2039	$140.000	06/04/2009	$8,000	$1	$ 0
Call - OTC Fannie Mae 6.000% due 05/01/2039	114.000	05/05/2009	13,000	2	0
Put - OTC Fannie Mae 5.000% due 04/01/2039	83.000	04/06/2009	44,000	5	0
Put - OTC Fannie Mae 6.000% due 04/01/2039	91.469	04/06/2009	4,000	0	0

				$8	$ 0

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	3	$2	$ 2
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	284	62	69
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	282	93	60
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	5	3	3
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	16	5	2

				$165	$ 136

See Accompanying Notes	Annual Report	March 31, 2009	55

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009	EUR	500	$5	$0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		500	6	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$2,500	20	4
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,500	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,500	7	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	6	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	3	0
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	9	2
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,000	9	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,000	11	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,500	7	2
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	5	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		3,500	13	1

								$124	$15

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 07/31/2008	73	$0	EUR	0	$81
Sales	1,356	24,500		1,500	795
Closing Buys	(326)	(1,000)		(500)	(279)
Expirations	(479)	(2,500)		0	(283)
Exercised	(34)	0		0	(25)

Balance at 03/31/2009	590	$21,000	EUR	1,000	$289

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$18,000	$18,472	$18,683

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	179	04/2009	$3	$0	$3
Buy		JPM	239	04/2009	0	(3)	(3)
Sell		JPM	60	04/2009	1	0	1
Buy		HSBC	179	06/2009	0	(3)	(3)
Buy		JPM	60	06/2009	0	(1)	(1)
Buy	CAD	JPM	128	04/2009	0	(3)	(3)
Buy	CNY	BCLY	4,654	07/2009	0	(37)	(37)
Sell		BCLY	3,553	07/2009	0	(21)	(21)
Sell		CITI	4,707	07/2009	0	(23)	(23)
Buy		DUB	14,457	07/2009	0	(117)	(117)
Sell		DUB	14,072	07/2009	0	(58)	(58)
Buy		HSBC	12,348	07/2009	23	(33)	(10)
Sell		HSBC	2,410	07/2009	0	(12)	(12)
Buy		JPM	4,507	07/2009	0	(39)	(39)
Sell		JPM	11,224	07/2009	0	(47)	(47)
Buy		BCLY	1,326	09/2009	3	0	3
Sell		BCLY	4,139	09/2009	0	(15)	(15)
Buy		CITI	833	09/2009	2	0	2
Sell		CITI	4,260	09/2009	0	(15)	(15)
Buy		DUB	3,950	09/2009	9	0	9
Buy		HSBC	1,803	09/2009	4	0	4
Sell		HSBC	84	09/2009	0	0	0
Buy		JPM	690	09/2009	1	0	1
Sell		JPM	119	09/2009	0	0	0
Buy		JPM	1,968	03/2010	0	(2)	(2)
Buy	EUR	BCLY	78	04/2009	0	(2)	(2)
Sell		BCLY	3,344	04/2009	0	(212)	(212)

56	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	BCLY	1,272	04/2009	$50	$0	$50
Sell		JPM	1,087	04/2009	17	0	17
Buy	JPY	RBS	9,434	05/2009	0	0	0
Buy	MYR	BCLY	175	04/2009	0	(2)	(2)
Buy		BOA	140	04/2009	0	(2)	(2)
Buy		CITI	281	04/2009	0	(3)	(3)
Sell		CITI	917	04/2009	0	0	0
Buy		HSBC	321	04/2009	0	(2)	(2)
Buy	PHP	CITI	7,249	05/2009	1	(1)	0
Sell		CITI	9,674	05/2009	0	(17)	(17)
Buy		JPM	2,425	05/2009	0	0	0
Buy	RUB	JPM	16,183	05/2009	0	(198)	(198)
Sell		JPM	16,183	05/2009	205	0	205
Sell	SGD	BCLY	390	04/2009	2	0	2
Buy		CITI	569	04/2009	0	(16)	(16)
Sell		CITI	264	04/2009	0	0	0
Buy		DUB	369	04/2009	0	(8)	(8)
Buy		HSBC	161	04/2009	0	(4)	(4)
Sell		HSBC	598	04/2009	1	0	1
Sell		JPM	261	04/2009	0	0	0
Buy		RBS	237	04/2009	0	(6)	(6)
Buy		UBS	178	04/2009	0	(3)	(3)
Sell		BOA	202	07/2009	1	0	1
Buy		HSBC	202	07/2009	0	(7)	(7)

					$323	$(912)	$(589)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$34,778	$391,961	$0	$426,739
Short Sales, at value	0	(18,683)	0	(18,683)
Other Financial Instruments ++	(8,275)	5,208	13,181	10,114

Total	$26,503	$378,486	$13,181	$418,170

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 07/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments++	(2,967)	0	0	0	16,149	(1)	13,181

Total	$(2,967)	$0	$0	$0	$16,149	$(1)	$13,181

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	57

Schedule of Investments  Fundamental IndexPLUSTM Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 19.8%

Short-Term Floating NAV Portfolio	1,239,603	$12,402

Total PIMCO Funds (Cost $12,402)		12,402

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 2.3%

HCA, Inc.
3.470% due 11/18/2013	$1,721	1,468

Total Bank Loan Obligations (Cost $1,721)		1,468

CORPORATE BONDS & NOTES 33.0%

BANKING & FINANCE 24.7%

American Express Credit Corp.
0.716% due 06/16/2011	1,000	869

Bear Stearns Cos. LLC
1.262% due 10/22/2010	200	196
1.551% due 02/23/2012	1,000	931

CIT Group, Inc.
1.387% due 03/22/2010	300	255

Citigroup, Inc.
6.125% due 11/21/2017	1,100	956

Comerica Bank
1.341% due 05/10/2010	500	457

Deutsche Bank AG
1.538% due 02/17/2015	500	357

East Lane Re Ltd.
7.170% due 05/06/2011	1,900	1,803

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	86
8.625% due 11/01/2010	100	80

Foundation Re II Ltd.
7.988% due 11/26/2010	1,000	959

Goldman Sachs Group, Inc.
1.416% due 02/06/2012 (e)	3,000	2,595

International Lease Finance Corp.
4.875% due 09/01/2010	200	146
5.625% due 09/15/2010	100	74

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	800	100
2.907% due 11/16/2009 (a)	3,000	375
3.005% due 07/18/2011 (a)	200	25

Marshall & Ilsley Corp.
5.626% due 08/17/2009	300	292

Metropolitan Life Global Funding I
1.278% due 05/17/2010	1,800	1,700

Osiris Capital PLC
3.944% due 01/15/2010	1,400	1,366

Residential Capital LLC
4.351% due 05/22/2009	1,100	973

Sun Life Financial Global Funding LP
1.619% due 07/06/2011	300	266

Wachovia Bank N.A.
1.564% due 11/03/2014	700	528

		15,389

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.7%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	$10	$10

Daimler Finance North America LLC
1.634% due 08/03/2009	200	199
5.750% due 09/08/2011	400	378

Hospira, Inc.
1.712% due 03/30/2010 (e)	1,200	1,120

Pemex Project Funding Master Trust
1.864% due 12/03/2012	200	169

Reynolds American, Inc.
2.020% due 06/15/2011	400	360

Roche Holdings, Inc.
3.249% due 02/25/2011	700	699

		2,935

UTILITIES 3.6%

AT&T, Inc.
1.334% due 02/05/2010	500	499

Verizon Wireless Capital LLC
5.250% due 02/01/2012 (e)	1,700	1,724

		2,223

Total Corporate Bonds & Notes (Cost $24,713)		20,547

U.S. GOVERNMENT AGENCIES 55.6%

Fannie Mae
0.582% due 12/25/2036 (e)	405	362
0.622% due 01/25/2021 (e)	519	511
0.872% due 09/25/2042 (e)	116	105
0.922% due 05/25/2031 (e)	150	145
3.022% due 07/01/2044	102	101
3.770% due 11/01/2035 (f)	32	33
4.157% due 09/01/2036 (e)	704	710
4.160% due 05/01/2036 (e)	690	697
4.189% due 07/01/2036 (e)	659	665
4.278% due 08/01/2036 (e)	729	735
4.338% due 05/01/2035 (f)	60	62
4.477% due 05/01/2035 (f)	58	58
4.487% due 11/01/2034 (f)	38	39
4.510% due 07/01/2034	19	20
4.580% due 07/01/2035 (e)	158	161
4.600% due 07/01/2034 (f)	26	27
4.679% due 10/01/2034	15	15
4.898% due 09/01/2035 (e)(f)	87	90
4.968% due 06/01/2035 (e)	348	357
5.025% due 11/01/2035 (e)	128	132
5.072% due 12/01/2033 (f)	51	52
5.200% due 08/01/2035 (e)	1,156	1,193
5.500% due 02/01/2036 (e)	875	909
5.500% due 04/01/2039	6,000	6,228
6.000% due 10/01/2037 - 10/01/2038 (e)	2,683	2,806
6.000% due 10/01/2037 (e)(f)	886	926
6.000% due 05/01/2039	6,000	6,252

Freddie Mac
0.562% due 12/25/2036 (e)	1,680	1,674
0.706% due 08/15/2019 (e)	4,476	4,339
0.906% due 12/15/2030 (e)	34	34
0.956% due 06/15/2018	21	21
3.023% due 02/25/2045 (e)	83	71
4.697% due 06/01/2035 (e)	194	196
4.711% due 08/01/2035 (e)	270	273
5.000% due 07/15/2024 (e)	108	110
5.500% due 08/01/2038 - 09/01/2038 (e)	3,613	3,753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 01/01/2037	$40	$42
6.000% due 04/01/2039 (f)	800	837

Total U.S. Government Agencies (Cost $34,489)		34,741

MORTGAGE-BACKED SECURITIES 30.2%

Banc of America Funding Corp.
6.106% due 01/20/2047	1,017	479

Banc of America Mortgage Securities, Inc.
4.517% due 07/25/2034	622	405
5.125% due 05/25/2033	714	547

Bear Stearns Adjustable Rate Mortgage Trust
4.611% due 07/25/2034	519	373

Bear Stearns Alt-A Trust
4.908% due 12/25/2033	590	436

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	764	671

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	1,035	656
5.733% due 12/26/2046	577	333

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	7	6

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	48	37

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	549	179
2.633% due 02/25/2036	1,240	503
4.500% due 06/25/2035	99	91

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	755	537

GMAC Mortgage Corp. Loan Trust
5.486% due 11/19/2035	50	26

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	480	385
0.602% due 01/25/2047	653	559
0.792% due 11/25/2045	23	11

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	545	372

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	700	491

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	191	172
0.776% due 05/19/2035	49	18

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	190	130

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	157	145
0.622% due 01/25/2037	77	71

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	33	24

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	196	191

Mellon Residential Funding Corp.
0.996% due 12/15/2030	302	244

Merrill Lynch Floating Trust
0.626% due 06/15/2022	1,720	1,208

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	509	282

MLCC Mortgage Investors, Inc.
4.848% due 01/25/2029	264	184

Morgan Stanley Capital I
0.617% due 10/15/2020	251	185

58	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
5.350% due 01/25/2035	$1,067	$585
5.528% due 08/25/2035	466	245

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	1,259	1,165
0.652% due 03/25/2037	1,173	428
0.802% due 02/25/2036	64	24
0.806% due 07/19/2035	226	106

Structured Asset Securities Corp.
4.863% due 10/25/2035	190	112

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	1,049	725
0.646% due 09/15/2021	2,992	2,064

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	32	13
0.812% due 10/25/2045	33	14
1.162% due 12/25/2027	1,191	846
2.363% due 01/25/2047	364	134
2.633% due 02/25/2046	2,413	900
2.833% due 11/25/2042	64	39
3.046% due 05/25/2041	13	11
3.705% due 02/27/2034	506	404
3.955% due 10/25/2046	420	165
3.955% due 12/25/2046	2,452	972

Total Mortgage-Backed Securities (Cost $30,804)		18,903

ASSET-BACKED SECURITIES 5.6%

Asset-Backed Funding Certificates
0.582% due 01/25/2037	255	217

Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036	173	149

Countrywide Asset-Backed Certificates
0.582% due 03/25/2037	47	46

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	333	294

Fremont Home Loan Trust
0.582% due 01/25/2037	334	284

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	138	131

Lehman XS Trust
0.592% due 05/25/2046	34	33
0.642% due 11/25/2036	305	293

Morgan Stanley ABS Capital I
0.572% due 11/25/2036	515	473

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036		$151	$138

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037		404	362

Option One Mortgage Loan Trust
0.572% due 01/25/2037		215	202

Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037		247	238

SBI HELOC Trust
0.692% due 08/25/2036		54	48

Securitized Asset-Backed Receivables LLC Trust
0.572% due 09/25/2036		160	140
0.652% due 05/25/2037		715	471

Total Asset-Backed Securities (Cost $4,079)			3,519

SOVEREIGN ISSUES 0.2%

Korea Development Bank
1.531% due 11/22/2012		100	91

Total Sovereign Issues (Cost $100)			91

FOREIGN CURRENCY-DENOMINATED ISSUES 7.5%

ASB Finance Ltd.
2.025% due 02/13/2012	EUR	700	847

Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,300	912

KeyCorp
2.088% due 11/22/2010	EUR	600	701

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	200	154

SLM Corp.
1.850% due 12/15/2010	EUR	800	660

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	951

Wachovia Corp.
2.125% due 02/13/2014	EUR	400	429

Total Foreign Currency-Denominated Issues (Cost $5,167)			4,654

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.0%

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	1,400	$1

Total Convertible Preferred Stocks (Cost $1,400)		1

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 95.1%

REPURCHASE AGREEMENTS 1.8%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,106	1,106

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $1,130. Repurchase proceeds are $1,106.)

U.S. CASH MANAGEMENT BILLS 1.2%
0.262% due 04/29/2009 - 05/15/2009 (b)(d)	720	720

U.S. TREASURY BILLS 92.1%
0.127% due 04/02/2009 - 06/11/2009 (b)(d)	57,620	57,614

Total Short-Term Instruments (Cost $59,439)		59,440

PURCHASED OPTIONS (h) 0.0%
(Cost $3)		0

Total Investments 249.3% (Cost $174,317)		$155,766

Written Options (i) (0.0%) (Premiums $51)		(21)

Other Assets and Liabilities (Net) (149.3%)		(93,250)

Net Assets 100.0%		$62,495

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Fundamental IndexPLUSTM Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $57,824 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $46,515 at a weighted average interest rate of 2.424%. On March 31, 2009, securities valued at $26,190 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Annual Report	March 31, 2009	59

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

(f)	Securities with an aggregate market value of $1,170 and cash of $977 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	31	$173
90-Day Eurodollar June Futures	Long	06/2009	246	1,426
90-Day Eurodollar March Futures	Long	03/2010	24	138
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	133
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	124	1,093
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	198	141

				$3,104

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	$800	$14	$0	$14

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	0.910%	12/20/2012	23.398%	$400	$(176)	$0	$(176)
American International Group, Inc.	BOA	0.930%	12/20/2012	23.398%	600	(264)	0	(264)
American International Group, Inc.	RBS	0.780%	12/20/2012	23.398%	400	(178)	0	(178)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.844%	300	(29)	0	(29)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	3.844%	800	(82)	0	(82)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	3.844%	1,000	(99)	0	(99)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	3.844%	800	(81)	0	(81)
CIT Group, Inc.	JPM	5.750%	03/20/2013	12.341%	800	(135)	0	(135)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	1,800	(58)	(72)	14
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	100	(25)	0	(25)
Gannett Co., Inc.	BCLY	1.968%	03/20/2013	12.134%	1,000	(276)	0	(276)
Gannett Co., Inc.	UBS	1.800%	03/20/2013	12.134%	300	(84)	0	(84)
General Electric Capital Corp.	BNP	0.770%	03/20/2013	7.751%	1,000	(207)	0	(207)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	7.440%	600	(57)	0	(57)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	300	(27)	0	(27)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	800	(65)	0	(65)
General Electric Capital Corp.	MSC	5.500%	12/20/2009	10.020%	400	(12)	0	(12)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	100	(4)	0	(4)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	2,400	(1,954)	0	(1,954)
General Motors Corp.	DUB	5.000%	09/20/2009	164.218%	2,300	(1,196)	0	(1,196)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	1,900	(1,546)	0	(1,546)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	1,500	(1,221)	0	(1,221)
GMAC LLC	GSC	3.200%	09/20/2012	18.913%	300	(105)	0	(105)
GMAC LLC	JPM	3.670%	09/20/2012	18.913%	1,000	(340)	0	(340)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,100	(126)	0	(126)
JSC Gazprom	BCLY	0.740%	01/20/2012	8.297%	800	(142)	0	(142)
JSC Gazprom	DUB	1.000%	10/20/2011	8.446%	400	(63)	0	(63)
MBIA, Inc.	BOA	2.800%	12/20/2012	34.161%	400	(212)	0	(212)
MBIA, Inc.	DUB	3.400%	12/20/2012	54.559%	400	(260)	0	(260)
MetLife, Inc.	JPM	1.700%	03/20/2013	8.943%	600	(125)	0	(125)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	3.650%	1,000	(133)	0	(133)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.850%	1,000	(110)	0	(110)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	10.746%	800	(194)	0	(194)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	10.746%	500	(121)	0	(121)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	10.746%	2,400	(547)	0	(547)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	10.746%	300	(72)	0	(72)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	10.746%	300	(68)	0	(68)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	1,000	(398)	0	(398)
SLM Corp.	JPM	4.550%	03/20/2010	42.889%	400	(108)	0	(108)
SLM Corp.	MLP	4.600%	03/20/2010	42.889%	600	(161)	0	(161)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	1,000	(91)	0	(91)

						$(11,152)	$(72)	$(11,080)

60	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	600	$12	$0	$12
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		200	4	0	4
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	2,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,500	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		600	0	0	0
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		900	11	1	10
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		800	12	1	11
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(9)	(18)	9
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	23	(1)	24
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	24	(1)	25
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	7	1	6
Pay	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		$800	(30)	(35)	5
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	9,900	120	(189)	309
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	41	(8)	49
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$3,400	(564)	(502)	(62)

							$(345)	$(751)	$406

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	$74,426	06/15/2009	MLP	$(33,770)
Pay	FTSE eRAFI 1000 Index	44,229	1-Month USD-LIBOR plus 0.230%	(4,614)	08/17/2009	MLP	1,588
Receive	FTSE eRAFI 1000 Index	317,787	1-Month USD-LIBOR plus 0.230%	33,163	08/17/2009	MLP	(11,421)
Pay	FTSE eRAFI 1000 Index	395,403	1-Month USD-LIBOR plus 0.230%	(44,374)	09/18/2009	MLP	17,323
Receive	FTSE eRAFI 1000 Index	400,000	1-Month USD-LIBOR plus 0.230%	44,894	09/18/2009	MLP	(17,528)
Receive	FTSE eRAFI 1000 Index	25,293	1-Month USD-LIBOR plus 0.300%	1,613	10/15/2009	MLP	117

							$(43,691)

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 04/01/2039	$83.000	04/06/2009	$10,000	$1	$0
Put - OTC Fannie Mae 5.000% due 05/01/2039	80.000	05/05/2009	2,000	0	0
Put - OTC Fannie Mae 5.500% due 04/01/2039	85.000	04/06/2009	6,000	1	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	85.000	06/04/2009	1,000	0	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	93.000	06/04/2009	5,000	1	0
Put - OTC Freddie Mac 6.000% due 05/01/2039	90.000	05/05/2009	800	0	0

				$3	$0

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	26	$5	$6
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	26	9	6
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	3	1	0
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	30	10	6

				$25	$18

See Accompanying Notes	Annual Report	March 31, 2009	61

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$500	$4	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	2	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	4	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	3	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	1	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	3	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	500	2	0

							$26	$3

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$26,500	$610
Sales	4,428	11,400	2,436
Closing Buys	(1,692)	(33,400)	(1,870)
Expirations	(2,117)	0	(887)
Exercised	(534)	0	(238)

Balance at 03/31/2009	85	$4,500	$51

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	216	04/2009	$0	$(1)	$(1)
Sell		BCLY	216	04/2009	0	0	0
Buy		HSBC	217	04/2009	0	(1)	(1)
Sell		HSBC	217	04/2009	0	0	0
Sell	BRL	HSBC	51	04/2009	1	0	1
Buy		JPM	68	04/2009	0	(1)	(1)
Sell		JPM	17	04/2009	0	0	0
Buy		BCLY	79	06/2009	1	0	1
Sell		BCLY	110	06/2009	0	(1)	(1)
Buy		HSBC	106	06/2009	1	(1)	0
Sell		HSBC	55	06/2009	0	0	0
Buy		JPM	17	06/2009	0	0	0
Sell		JPM	42	06/2009	0	(1)	(1)
Buy		MLP	39	06/2009	0	0	0
Sell		MLP	39	06/2009	0	(1)	(1)
Buy		RBS	207	06/2009	2	0	2
Sell		RBS	207	06/2009	0	(2)	(2)
Sell		UBS	1,961	06/2009	0	(2)	(2)
Buy	CAD	JPM	37	04/2009	0	(1)	(1)
Buy	CNY	BCLY	2,857	07/2009	0	(23)	(23)
Sell		BCLY	12,827	07/2009	0	(25)	(25)
Sell		CITI	1,014	07/2009	0	(4)	(4)
Buy		DUB	8,565	07/2009	0	(69)	(69)
Sell		DUB	4,470	07/2009	0	(15)	(15)
Buy		HSBC	6,110	07/2009	10	(21)	(11)
Sell		HSBC	873	07/2009	0	(4)	(4)
Buy		JPM	2,229	07/2009	0	(19)	(19)
Sell		JPM	577	07/2009	0	(4)	(4)
Buy		BCLY	997	09/2009	2	0	2
Sell		BCLY	2,917	09/2009	0	(11)	(11)
Buy		CITI	625	09/2009	2	0	2
Sell		CITI	2,810	09/2009	0	(10)	(10)
Buy		DUB	2,910	09/2009	7	0	7
Buy		HSBC	1,317	09/2009	3	0	3
Sell		HSBC	273	09/2009	0	(1)	(1)
Buy		JPM	552	09/2009	1	0	1
Sell		JPM	400	09/2009	0	(2)	(2)
Buy		HSBC	203	03/2010	0	0	0
Buy		JPM	609	03/2010	0	(1)	(1)
Buy	EUR	BCLY	435	04/2009	0	(11)	(11)
Sell		HSBC	2,806	04/2009	0	(184)	(184)
Buy	GBP	BCLY	96	04/2009	0	(2)	(2)
Buy		CITI	457	04/2009	0	(18)	(18)

62	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	DUB	491	04/2009	$0	$(10)	$(10)
Sell		DUB	926	04/2009	14	0	14
Buy		GSC	246	04/2009	0	(5)	(5)
Buy		MSC	498	04/2009	0	(17)	(17)
Sell		MSC	1,551	04/2009	18	0	18
Buy		UBS	94	04/2009	0	(4)	(4)
Buy	INR	BCLY	32,912	04/2009	1	(12)	(11)
Sell		BCLY	10,854	04/2009	0	(8)	(8)
Buy		BOA	21,853	04/2009	1	0	1
Buy		CITI	18,500	04/2009	0	(5)	(5)
Buy		DUB	18,648	04/2009	0	(3)	(3)
Sell		DUB	9,422	04/2009	0	(6)	(6)
Buy		HSBC	27,509	04/2009	0	(8)	(8)
Sell		JPM	99,146	04/2009	23	(21)	2
Sell	JPY	BNP	47,212	05/2009	7	0	7
Buy		RBS	2,723	05/2009	0	0	0
Sell		MSC	47,212	06/2009	8	0	8
Buy	KWD	HSBC	33	04/2009	0	(13)	(13)
Sell		HSBC	33	04/2009	3	0	3
Buy	MYR	BCLY	280	04/2009	0	(3)	(3)
Sell		BCLY	482	04/2009	0	0	0
Buy		BOA	245	04/2009	0	(3)	(3)
Buy		CITI	492	04/2009	0	(5)	(5)
Sell		CITI	236	04/2009	0	0	0
Buy		HSBC	571	04/2009	0	(4)	(4)
Sell		JPM	869	04/2009	0	(2)	(2)
Buy	PHP	BCLY	630	05/2009	0	0	0
Buy		CITI	15,474	05/2009	1	(2)	(1)
Sell		DUB	20,469	05/2009	0	(32)	(32)
Buy		JPM	4,365	05/2009	0	0	0
Buy	RUB	JPM	22,112	05/2009	0	(275)	(275)
Sell		UBS	22,112	05/2009	266	0	266
Buy	SAR	HSBC	222	04/2009	0	(1)	(1)
Sell		HSBC	222	04/2009	0	0	0
Buy		JPM	222	04/2009	0	(1)	(1)
Sell		JPM	222	04/2009	0	0	0
Sell	SGD	BCLY	323	04/2009	1	0	1
Buy		CITI	1,066	04/2009	0	(29)	(29)
Sell		CITI	252	04/2009	0	0	0
Buy		DUB	809	04/2009	0	(18)	(18)
Buy		HSBC	708	04/2009	0	(13)	(13)
Sell		HSBC	2,383	04/2009	29	0	29
Sell		JPM	213	04/2009	0	0	0
Buy		RBS	335	04/2009	0	(8)	(8)
Buy		UBS	251	04/2009	0	(5)	(5)
Buy		HSBC	304	07/2009	0	(10)	(10)
Sell		HSBC	304	07/2009	0	0	0

					$402	$(959)	$(557)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$12,402	$142,413	$951	$155,766
Other Financial Instruments ++	3,104	(11,128)	(43,801)	(51,825)

Total	$15,506	$131,285	$(42,850)	$103,941

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$5,444	$(1,859)	$49	$0	$(1,546)	$(1,137)	$951
Other Financial Instruments ++	(29,546)	0	0	0	(14,239)	(16)	(43,801)

Total	$(24,102)	$(1,859)	$49	$0	$(15,785)	$(1,153)	$(42,850)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	63

Schedule of Investments  Fundamental IndexPLUSTM TR Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 2.6%

Short-Term Floating NAV Portfolio	1,422,627	$14,233

Total PIMCO Funds (Cost $14,233)		14,233

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

HCA, Inc.
3.470% due 11/18/2013	$2,390	2,039

Total Bank Loan Obligations (Cost $2,390)		2,039

CORPORATE BONDS & NOTES 36.6%

BANKING & FINANCE 28.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	700	678

American Express Bank FSB
5.500% due 04/16/2013	1,100	950

American Express Centurion Bank
5.550% due 10/17/2012	6,400	5,702

American Express Co.
7.000% due 03/19/2018	2,000	1,768

American Express Credit Corp.
5.875% due 05/02/2013	700	615

American General Finance Corp.
6.900% due 12/15/2017	1,600	562

American International Group, Inc.
5.050% due 10/01/2015	100	45
5.850% due 01/16/2018	4,000	1,569

Bank of America Corp.
1.509% due 09/18/2009	200	200
1.568% due 08/15/2016	400	256
5.750% due 12/01/2017	1,100	926
8.000% due 12/29/2049	13,200	5,293
8.125% due 12/29/2049	5,400	2,221

Bank of America N.A.
6.000% due 10/15/2036	300	199

Barclays Bank PLC
6.050% due 12/04/2017	1,000	788

Bear Stearns Cos. LLC
1.360% due 02/01/2012	1,842	1,629
6.950% due 08/10/2012	2,400	2,446
7.250% due 02/01/2018	500	518

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	281

Calabash Re Ltd.
9.720% due 01/08/2010	1,200	1,159

Caterpillar Financial Services Corp.
6.125% due 02/17/2014	7,900	7,683

CIT Group, Inc.
1.358% due 08/17/2009	300	268
1.464% due 07/28/2011	2,613	1,677
1.474% due 11/03/2010	1,200	879

Citigroup Capital XXI
8.300% due 12/21/2057	7,500	3,619

Citigroup, Inc.
1.262% due 12/28/2009	500	462
5.500% due 04/11/2013	2,700	2,375
6.000% due 08/15/2017	6,700	5,795
8.400% due 04/29/2049	2,400	1,359

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Comerica Bank
1.359% due 05/24/2011	$3,400	$3,001

Countrywide Financial Corp.
5.800% due 06/07/2012	1,900	1,651

Deutsche Bank AG
1.538% due 02/17/2015	2,700	1,931

DnB NOR Bank ASA
1.330% due 10/13/2009	1,000	988

Export-Import Bank of China
4.875% due 07/21/2015	100	103

Foundation Re II Ltd.
7.988% due 11/26/2010	1,400	1,343

General Electric Capital Corp.
6.875% due 01/10/2039	800	655

GMAC LLC
6.000% due 12/15/2011	200	112
6.875% due 08/28/2012	3,400	1,879

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	10,900	7,397

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,575

ICICI Bank Ltd.
1.894% due 01/12/2010	1,800	1,621

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	911
7.900% due 04/29/2049	500	322

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,597

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	64

KeyBank N.A.
3.511% due 06/02/2010	5,800	5,593

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	13
3.011% due 12/23/2010 (a)	900	112
6.200% due 09/26/2014 (a)	400	53

Lloyds Banking Group PLC
5.920% due 09/29/2049	100	19

Marsh & McLennan Cos., Inc.
7.125% due 06/15/2009	4,100	4,099

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	800	783
1.454% due 02/05/2010	1,000	944
1.501% due 06/05/2012	3,000	2,331
6.050% due 08/15/2012	2,400	2,061
6.875% due 04/25/2018	2,200	1,724

MetLife, Inc.
6.400% due 12/15/2036	400	168

Morgan Stanley
1.392% due 01/18/2011	6,300	5,688
3.338% due 05/14/2010	1,500	1,462

National Australia Bank Ltd.
1.352% due 09/11/2009	800	800
5.350% due 06/12/2013	800	775

National City Bank
4.500% due 03/15/2010	15,000	15,028

Petroleum Export Ltd.
5.265% due 06/15/2011	57	48

Principal Life Income Funding Trusts
5.550% due 04/27/2015	1,000	948

RBS Capital Trust III
5.512% due 09/29/2049	1,200	481

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Resona Bank Ltd.
5.850% due 09/29/2049	$200	$102

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	496

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	617

State Street Capital Trust IV
2.320% due 06/15/2037	200	79

Sun Life Financial Global Funding LP
1.738% due 07/06/2010	5,400	5,157

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	167

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	261

U.S. Bancorp
1.625% due 02/04/2010	5,700	5,711

UBS AG
5.750% due 04/25/2018	600	503
5.875% due 12/20/2017	700	603

USB Capital IX
6.189% due 04/15/2049	200	79

Wachovia Corp.
5.750% due 02/01/2018	2,000	1,776

Wells Fargo & Co.
7.980% due 02/28/2049	23,900	11,247

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,600	3,624

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	198

		150,822

INDUSTRIALS 7.8%

Amgen, Inc.
6.900% due 06/01/2038	3,900	4,022

AstraZeneca PLC
5.900% due 09/15/2017	400	424
6.450% due 09/15/2037	300	313

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	1,788

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	411

CODELCO, Inc.
6.150% due 10/24/2036	100	93

Comcast Corp.
5.875% due 02/15/2018	300	286
6.450% due 03/15/2037	300	263

Gaz Capital S.A.
6.212% due 11/22/2016	200	146

International Business Machines Corp.
1.764% due 07/28/2011	3,400	3,352
5.700% due 09/14/2017	7,800	8,099

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,900	2,646

Kraft Foods, Inc.
6.125% due 02/01/2018	800	804

Peabody Energy Corp.
7.875% due 11/01/2026	300	269

President and Fellows of Harvard College
6.000% due 01/15/2019	800	862
6.500% due 01/15/2039	4,500	5,044

64	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Roche Holdings, Inc.
3.249% due 02/25/2011	$5,900	$5,893
7.000% due 03/01/2039	1,600	1,682

Rohm & Haas Co.
6.000% due 09/15/2017	500	416

Time Warner, Inc.
5.875% due 11/15/2016	2,100	1,991

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	300	298

Union Pacific Corp.
5.700% due 08/15/2018	1,800	1,718

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	683

Williams Cos., Inc.
6.375% due 10/01/2010	700	689

		42,192

UTILITIES 0.7%

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,392

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	535

NGPL PipeCo. LLC
6.514% due 12/15/2012	800	765

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	192

		3,884

Total Corporate Bonds & Notes (Cost $245,250)		196,898

MUNICIPAL BONDS & NOTES 4.5%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2006
5.000% due 01/01/2037	2,400	2,347

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	200	206
6.899% due 12/01/2040	1,500	1,498

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,800	3,313

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	2,700	2,762

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	265	191

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,600	1,533

Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	3,100	2,889

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	4,200	4,457

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,700	1,403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	$2,000	$1,988

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	1,648

Total Municipal Bonds & Notes (Cost $26,651)		24,235

U.S. GOVERNMENT AGENCIES 100.4%

Fannie Mae
0.582% due 12/25/2036	539	483
0.872% due 09/25/2042	851	773
3.022% due 06/01/2043 - 07/01/2044	762	755
3.770% due 11/01/2035	260	266
3.977% due 12/01/2033	483	482
4.353% due 07/01/2035	649	659
4.450% due 01/01/2035	962	983
4.464% due 03/01/2035	120	122
4.474% due 07/01/2034	746	759
4.500% due 06/01/2023 - 08/01/2035	2,415	2,481
4.580% due 07/01/2035	852	869
4.654% due 05/25/2035	160	165
4.679% due 10/01/2034	136	139
4.807% due 10/01/2035	410	420
4.830% due 06/01/2035	1,617	1,652
4.898% due 09/01/2035	568	584
4.968% due 06/01/2035	1,565	1,609
5.000% due 06/25/2027 - 05/01/2036	16,050	16,592
5.000% due 03/01/2036 (g)(h)	23,902	24,714
5.072% due 12/01/2033	264	271
5.082% due 09/01/2035	856	881
5.500% due 02/01/2014 - 05/01/2039	180,522	187,418
6.000% due 02/01/2029 - 04/01/2039	101,684	106,400
6.000% due 07/01/2036 - 12/01/2038 (g)	72,996	76,345
6.500% due 08/01/2029 - 04/01/2039	646	681

Freddie Mac
0.706% due 07/15/2019 - 08/15/2019	5,375	5,210
0.782% due 08/25/2031	187	150
0.786% due 02/15/2019	6,107	5,912
0.956% due 06/15/2018	128	126
3.023% due 02/25/2045	83	72
4.697% due 06/01/2035	1,501	1,515
4.711% due 08/01/2035	1,264	1,278
4.810% due 11/01/2034	799	812
4.893% due 10/01/2035	894	917
5.000% due 01/15/2024	28	28
5.335% due 09/01/2035	406	419
5.500% due 12/01/2037 - 11/01/2038	49,138	51,050
5.500% due 11/01/2038 (g)	24,915	25,884
6.000% due 04/01/2039	7,800	8,155

Ginnie Mae
6.000% due 05/15/2037 - 04/01/2039	1,081	1,132

Small Business Administration
5.290% due 12/01/2027	654	707
5.490% due 03/01/2028	4,694	5,115
5.600% due 09/01/2028	4,505	4,932

Total U.S. Government Agencies (Cost $527,648)		539,917

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 26.2%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	$774	$784
1.750% due 01/15/2028	21,928	21,065
1.875% due 07/15/2013	12,747	13,098
1.875% due 07/15/2015	3,801	3,909
2.000% due 01/15/2014	2,406	2,484
2.000% due 07/15/2014	5,720	5,920
2.375% due 01/15/2017	7,227	7,696
2.375% due 01/15/2025	11,004	11,465
2.500% due 07/15/2016	3,765	4,040
2.625% due 07/15/2017	8,340	9,088
3.000% due 07/15/2012	8,090	8,628

U.S. Treasury Bonds
3.500% due 02/15/2039 (g)	4,600	4,560
6.250% due 08/15/2023	15,900	20,928
8.125% due 08/15/2019	13,000	18,858
8.125% due 05/15/2021	5,700	8,452

Total U.S. Treasury Obligations (Cost $132,999)		140,975

MORTGAGE-BACKED SECURITIES 5.5%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	235	131

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	900	670

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,077	1,016
5.206% due 01/25/2034	1,442	978

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	745	273
5.491% due 09/25/2035	194	96

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	73
5.471% due 01/12/2045	300	225

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	717	454

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	482	370
4.700% due 12/25/2035	281	211

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	632

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	705	230
0.802% due 02/25/2037	3,156	1,304
4.500% due 06/25/2035	772	713

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	190	111

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	82

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	275	274

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 02/25/2037	1,754	1,598

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	694	556
0.602% due 01/25/2047	848	726

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	75
5.444% due 03/10/2039	500	362

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	900	617

See Accompanying Notes	Annual Report	March 31, 2009	65

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
4.541% due 09/25/2035	$1,678	$1,244
5.242% due 11/25/2035	1,266	815

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	272	186

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	353	326
0.622% due 01/25/2037	103	95
4.756% due 01/25/2036	669	362

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	1,970
5.882% due 02/15/2051	300	213

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	340	341

Mellon Residential Funding Corp.
0.996% due 12/15/2030	2,220	1,791

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	1,500	1,063
5.485% due 03/12/2051	600	346

Merrill Lynch Floating Trust
0.626% due 06/15/2022	2,718	1,909

Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	1,664
5.809% due 12/12/2049	100	70

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	515	204
5.278% due 08/25/2034	983	629

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	319	122

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	71	64

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	760	653
0.642% due 09/25/2046	1,226	1,055

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	1,928	1,330
5.509% due 04/15/2047	400	252

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	100	41
2.833% due 11/25/2042	96	58
3.046% due 05/25/2041	94	83

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,105	698

Total Mortgage-Backed Securities (Cost $41,196)		29,361

ASSET-BACKED SECURITIES 4.8%

ACE Securities Corp.
0.572% due 12/25/2036	215	189
0.602% due 10/25/2036	83	78

Asset-Backed Funding Certificates
0.582% due 11/25/2036	237	219

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	47	46
0.797% due 09/25/2034	151	102

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	553	462

Chase Issuance Trust
1.456% due 05/16/2011	5,600	5,592
2.820% due 09/15/2015	4,600	4,214

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	2,321	2,105
0.572% due 03/25/2047	97	93

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.572% due 05/25/2047	$325	$295
0.582% due 03/25/2037	155	149
0.592% due 06/25/2047	486	437
0.602% due 06/25/2037	428	382
0.632% due 10/25/2046	212	191

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	444	392

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	630	562
0.572% due 12/25/2036	112	110

Fremont Home Loan Trust
0.572% due 10/25/2036	1,234	1,120
0.582% due 01/25/2037	417	355

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	194	187

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	263	153

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	198	187

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036	66	60
0.572% due 10/25/2036	2,326	2,046

Lehman XS Trust
0.592% due 05/25/2046	44	42

Long Beach Mortgage Loan Trust
0.702% due 08/25/2035	57	54
0.802% due 10/25/2034	17	7

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	2,900	2,880

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036	495	466

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	141	129
0.572% due 10/25/2036	140	122

Option One Mortgage Loan Trust
0.562% due 02/25/2037	171	167

Park Place Securities, Inc.
0.834% due 10/25/2034	700	529

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036	182	169

Residential Asset Securities Corp.
0.582% due 10/25/2036	5	5
0.592% due 11/25/2036	151	145

SBI HELOC Trust
0.692% due 08/25/2036	189	166

Soundview Home Equity Loan Trust
0.602% due 01/25/2037	800	765

Structured Asset Securities Corp.
0.572% due 10/25/2036	328	287

Total Asset-Backed Securities (Cost $27,714)		25,659

SOVEREIGN ISSUES 0.2%

Brazil Government International Bond
8.000% due 01/15/2018	600	657

China Development Bank Corp.
5.000% due 10/15/2015	100	104

Mexico Government International Bond
5.950% due 03/19/2019	300	294

Total Sovereign Issues (Cost $930)		1,055

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%

Bear Stearns Cos. LLC
1.806% due 09/26/2013	EUR	2,000	$2,326

Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	238

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	5,128

KeyCorp
2.088% due 11/22/2010		1,500	1,753

Total Foreign Currency-Denominated Issues (Cost $17,575)			9,445

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011		44,400	240

Bank of America Corp.
7.250% due 12/31/2049		2,500	1,061

Wells Fargo & Co.
7.500% due 12/31/2049		1,900	910

Total Convertible Preferred Stocks (Cost $3,056)			2,211

PREFERRED STOCKS 0.5%

DG Funding Trust
2.717% due 08/01/2011		243	2,434

Total Preferred Stocks (Cost $2,585)			2,434

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.4%

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.080% due 04/01/2009		$5,190	5,190

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $5,294. Repurchase proceeds are $5,190.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.092% due 04/29/2009 (f)		870	870

U.S. TREASURY BILLS 13.2%
0.146% due 04/02/2009 - 06/11/2009 (b)(e)(f)		71,230	71,221

Total Short-Term Instruments (Cost $77,280)			77,281

PURCHASED OPTIONS (j) 1.0%
(Cost $1,445)			5,446

Total Investments 199.2% (Cost $1,120,952)			$1,071,189

Written Options (k) (0.0%) (Premiums $368)			(123)

Other Assets and Liabilities (Net) (99.2%)			(533,344)

Net Assets 100.0%			$537,722

66	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Fundamental IndexPLUS™ TR Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $71,131 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $960 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $191,971 at a weighted average interest rate of 2.122%. On March 31, 2009, securities valued at $128,757 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $896 and cash of $2,098 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	17	$232
90-Day Eurodollar December Futures	Long	12/2009	123	724
90-Day Eurodollar June Futures	Long	06/2009	345	1,925
90-Day Eurodollar June Futures	Long	06/2010	5	31
90-Day Eurodollar March Futures	Long	03/2010	95	599
90-Day Eurodollar September Futures	Long	09/2009	185	1,154
90-Day Eurodollar September Futures	Long	09/2010	5	33
E-mini S&P 500 Index June Futures	Long	06/2009	5	23
S&P 500 Index June Futures	Long	06/2009	4	99
U.S. Treasury 5-Year Note June Futures	Long	06/2009	429	754
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	95
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	154	1,394

				$7,063

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%		$1,700	$30	$0	$30
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	4,000	(18)	0	(18)
UBS Warburg LLC	DUB	(2.230%	)	03/20/2014	2.290%		2,800	6	0	6

								$18	$0	$18

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	1.750%	03/20/2013	6.636%	$1,300	$(194)	$0	$(194)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	300	(22)	0	(22)
CIT Group, Inc.	CITI	5.000%	12/20/2013	11.765%	700	(136)	(178)	42
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	1,500	(219)	0	(219)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	1,500	(307)	0	(307)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	700	(64)	0	(64)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	700	(72)	0	(72)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	800	(71)	0	(71)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	100	(81)	0	(81)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	800	(626)	0	(626)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	900	(703)	0	(703)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	6,300	(5,163)	(1,119)	(4,044)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	300	(245)	0	(245)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	500	(157)	0	(157)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,600	(184)	0	(184)
JSC Gazprom	BCLY	1.600%	12/20/2012	7.619%	1,800	(316)	0	(316)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	1,000	(163)	0	(163)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	400	(65)	0	(65)
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	1,000	12	0	12
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	100	(8)	0	(8)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	1,600	(591)	(228)	(363)
SLM Corp.	JPM	4.300%	03/20/2013	27.118%	1,900	(717)	0	(717)

						$(10,092)	$(1,525)	$(8,567)

See Accompanying Notes	Annual Report	March 31, 2009	67

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	1,000	(405)	0	(405)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,000	(398)	0	(398)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,876	(602)	0	(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	975	(119)	0	(119)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,014	1	0	1
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	681	(9)	0	(9)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	1,556	(18)	0	(18)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(1,754)	$0	$(1,754)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$111	$(1)	$112
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		800	17	1	16
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	(3)	0	(3)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	12	(2)	14
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	12	(2)	14
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,700	34	3	31
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	16	1	15
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(30)	(60)	30
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	27	0	27
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	49	(21)	70
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	6	1	5
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	20	3	17
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	1,000	31	(3)	34
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		19,300	530	62	468
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$5,900	163	(16)	179
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		8,000	221	(19)	240
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		900	23	1	22
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		57,100	1,985	0	1,985
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		35,000	1,152	(344)	1,496
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		34,500	1,134	(102)	1,236
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		200	10	7	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		4,100	205	150	55
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,500	74	47	27
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		4,500	224	101	123
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		3,500	(955)	34	(989)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		600	(163)	(6)	(157)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,900	71	(162)	233
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		2,000	(691)	(190)	(501)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,000	(691)	31	(722)

68	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		$900	$(311)	$(52)	$(259)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	6,000	43	50	(7)
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		1,100	80	8	72
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	104	(13)	117
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	2,700	33	(79)	112
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	6	(12)	18
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	66	(123)	189
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	277	(48)	325
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	77	(11)	88
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	82	(17)	99
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	25	2	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	152	12	140
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	40	0	40
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	45	0	45
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		600	90	0	90
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$3,300	(547)	(213)	(334)

							$3,883	$(982)	$4,865

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	920,601	1-Month USD-LIBOR plus 0.250%	$57,161	02/26/2010	BCLY	$5,818
Receive	FTSE eRAFI 1000 Index	1,524,430	1-Month USD-LIBOR plus 0.200%	97,265	10/15/2009	CSFB	7,052
Receive	FTSE eRAFI 1000 Index	795,108	1-Month USD-LIBOR plus 0.300%	50,895	03/12/2010	FCT	3,511
Receive	FTSE eRAFI 1000 Index	399,886	1-Month USD-LIBOR plus 0.300%	25,514	10/15/2009	JPM	1,849
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	74,385	06/15/2009	MLP	(33,729)
Receive	FTSE eRAFI 1000 Index	658,273	1-Month USD-LIBOR plus 0.230%	68,679	08/17/2009	MLP	(23,641)
Receive	FTSE eRAFI 1000 Index	471,425	1-Month USD-LIBOR plus 0.230%	52,899	09/18/2009	MLP	(20,646)
Pay	FTSE eRAFI 1000 Index	2,280,978	1-Month USD-LIBOR plus 0.300%	(158,603)	10/15/2009	MLP	(8,658)
Receive	FTSE eRAFI 1000 Index	4,823,375	1-Month USD-LIBOR plus 0.300%	307,749	10/15/2009	MLP	22,300

							$(46,144)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$18,800	$201	$708
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,000	138	490
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,100	57	192
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	31,200	295	1,175
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	89	381
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	43,900	468	1,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	18,600	197	846

							$1,445	$5,446

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	10	$7	$7
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	176	43	42
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	186	79	40
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	30	9	3

				$138	$92

See Accompanying Notes	Annual Report	March 31, 2009	69

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$3,500	$26	$6
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,300	21	2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	6,500	30	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	3	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	4	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	14	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	2,000	19	3
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	3	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	10	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	2
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	14	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	1
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	7	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	8,500	32	3

							$217	$31

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$2,000	$13	$0

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	625	$104,000	$2,783
Sales	1,297	88,800	2,311
Closing Buys	(845)	(139,000)	(3,560)
Expirations	(675)	(12,500)	(1,166)
Exercised	0	0	0

Balance at 03/31/2009	402	$41,300	$368

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$1,000	$1,019	$1,036
Fannie Mae	6.000%	04/01/2039	88,800	91,574	92,754

				$92,593	$93,790

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	208	04/2009	$0	$(1)	$(1)
Sell		BCLY	208	04/2009	0	0	0
Buy		HSBC	209	04/2009	0	(1)	(1)
Sell		HSBC	209	04/2009	0	(1)	(1)
Buy	AUD	UBS	558	05/2009	0	(4)	(4)
Sell	BRL	HSBC	503	04/2009	7	0	7
Buy		JPM	671	04/2009	0	(9)	(9)
Sell		JPM	168	04/2009	2	0	2
Buy		BCLY	23	06/2009	0	0	0
Sell		BCLY	77	06/2009	0	(1)	(1)
Buy		HSBC	542	06/2009	0	(7)	(7)
Sell		HSBC	38	06/2009	0	0	0
Buy		JPM	168	06/2009	0	(2)	(2)
Sell		JPM	32	06/2009	0	(1)	(1)
Buy		MLP	30	06/2009	0	0	0

70	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	MLP	30	06/2009	$0	$(1)	$(1)
Buy		RBS	151	06/2009	1	0	1
Sell		RBS	151	06/2009	0	(1)	(1)
Sell		UBS	358	06/2009	0	0	0
Buy	CAD	JPM	359	04/2009	0	(8)	(8)
Buy	CNY	BCLY	4,015	07/2009	0	(32)	(32)
Sell		BCLY	2,549	07/2009	0	(16)	(16)
Sell		CITI	4,700	07/2009	0	(21)	(21)
Buy		DUB	12,487	07/2009	0	(101)	(101)
Sell		DUB	11,396	07/2009	0	(44)	(44)
Buy		HSBC	4,159	07/2009	0	(29)	(29)
Sell		HSBC	2,815	07/2009	0	(12)	(12)
Buy		JPM	3,459	07/2009	0	(30)	(30)
Sell		JPM	2,660	07/2009	0	(17)	(17)
Buy		BCLY	1,455	09/2009	3	0	3
Sell		BCLY	3,977	09/2009	0	(15)	(15)
Buy		CITI	972	09/2009	3	0	3
Sell		CITI	3,391	09/2009	0	(12)	(12)
Buy		DUB	4,365	09/2009	10	0	10
Buy		HSBC	1,941	09/2009	5	0	5
Sell		HSBC	855	09/2009	0	(3)	(3)
Buy		JPM	759	09/2009	1	0	1
Sell		JPM	1,269	09/2009	0	(5)	(5)
Buy		BCLY	993	03/2010	0	(1)	(1)
Buy		HSBC	995	03/2010	0	(1)	(1)
Buy		JPM	6,052	03/2010	0	(6)	(6)
Sell	EUR	HSBC	8,594	04/2009	0	(565)	(565)
Buy		RBS	1,422	04/2009	0	(38)	(38)
Buy	GBP	CITI	243	04/2009	0	(9)	(9)
Buy		DUB	257	04/2009	0	(5)	(5)
Sell		DUB	1,687	04/2009	25	0	25
Buy		GSC	128	04/2009	0	(2)	(2)
Buy		MSC	265	04/2009	0	(9)	(9)
Sell		MSC	2,824	04/2009	33	0	33
Buy		UBS	648	04/2009	0	(26)	(26)
Buy	INR	BCLY	1,325	04/2009	0	0	0
Sell		BCLY	632	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Buy		DUB	504	04/2009	0	0	0
Sell		DUB	571	04/2009	0	0	0
Buy		HSBC	500	04/2009	0	0	0
Sell		JPM	1,626	04/2009	0	(1)	(1)
Buy	JPY	RBS	26,550	05/2009	0	(1)	(1)
Buy	KWD	HSBC	32	04/2009	0	(13)	(13)
Sell		HSBC	32	04/2009	2	0	2
Buy	MYR	BCLY	385	04/2009	0	(5)	(5)
Buy		BOA	350	04/2009	0	(4)	(4)
Buy		CITI	668	04/2009	0	(7)	(7)
Sell		CITI	2,187	04/2009	1	0	1
Buy		HSBC	784	04/2009	0	(5)	(5)
Buy	PHP	BCLY	1,076	05/2009	0	0	0
Buy		CITI	26,112	05/2009	2	(3)	(1)
Sell		CITI	34,948	05/2009	0	(62)	(62)
Buy		JPM	7,760	05/2009	0	0	0
Buy	RUB	JPM	29,482	05/2009	0	(366)	(366)
Sell		UBS	29,482	05/2009	355	0	355
Buy	SAR	HSBC	214	04/2009	0	(1)	(1)
Sell		HSBC	214	04/2009	0	0	0
Buy		JPM	213	04/2009	0	(1)	(1)
Sell		JPM	213	04/2009	0	0	0
Sell	SGD	BCLY	702	04/2009	3	0	3
Buy		CITI	1,036	04/2009	0	(29)	(29)
Sell		CITI	478	04/2009	1	0	1
Buy		DUB	693	04/2009	0	(14)	(14)
Buy		HSBC	307	04/2009	0	(8)	(8)
Sell		HSBC	1,103	04/2009	2	0	2
Sell		JPM	476	04/2009	1	0	1
Buy		RBS	412	04/2009	0	(10)	(10)
Buy		UBS	311	04/2009	0	(6)	(6)
Buy		HSBC	376	07/2009	0	(13)	(13)
Sell		HSBC	376	07/2009	0	0	0

					$457	$(1,585)	$(1,128)

See Accompanying Notes	Annual Report	March 31, 2009	71

Schedule of Investments Fundamental IndexPLUSTM TR Fund (Cont.)	March 31, 2009

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$16,444	$1,054,745	$0	$1,071,189
Short Sales, at value	0	(93,790)	0	(93,790)
Other Financial Instruments ++	7,063	10,274	(63,107)	(45,770)

Total	$23,507	$971,229	$(63,107)	$931,629

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(42,525)	0	0	0	(21,260)	678	(63,107)

Total	$(42,525)	$0	$0	$0	$(21,260)	$678	$(63,107)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

72	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Global Multi-Asset Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c)(d) 49.3%

CommodityRealReturn Strategy Fund®	3,187,925	$19,956

Emerging Local Bond Fund	575,957	4,475

Emerging Markets Bond Fund	757,480	6,476

Global Bond Fund (Unhedged)	1,579,249	12,824

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,330	22

Investment Grade Corporate Bond Fund	459,780	4,442

Real Return Fund	695,341	6,953

RealEstateRealReturn Strategy Fund	1,674,531	3,483

Short-Term Floating NAV Portfolio	5,959,836	59,628

Total Return Fund	1,334,295	13,516

Total PIMCO Funds (Cost $135,580)		131,775

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 15.0%

American Express Bank FSB
3.150% due 12/09/2011	$5,000	5,171

Bank of America Corp.
2.100% due 04/30/2012	5,000	5,014
5.750% due 12/01/2017	1,465	1,233

Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,465	1,516

Block Financial LLC
7.875% due 01/15/2013	1,000	986

Citigroup, Inc.
2.125% due 04/30/2012	5,000	5,021

General Electric Capital Corp.
3.000% due 12/09/2011	5,000	5,152

ING Bank NV
3.900% due 03/19/2014	4,000	4,033

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	750	653

Regions Bank
3.250% due 12/09/2011	4,965	5,171

Sovereign Bank
2.750% due 01/17/2012	5,000	5,102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
1.360% due 08/01/2013	$1,460	$1,076

		40,128

INDUSTRIALS 4.1%

Black & Decker Corp.
8.950% due 04/15/2014 (a)	500	494

CSX Corp.
6.250% due 03/15/2018	250	216

Daimler Finance North America LLC
5.750% due 09/08/2011	500	473

Darden Restaurants, Inc.
6.200% due 10/15/2017	500	420

Gaz Capital S.A.
8.146% due 04/11/2018	1,500	1,267

Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	2,000	1,479

Newell Rubbermaid, Inc.
6.250% due 04/15/2018	965	809

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	500	398

Rohm & Haas Co.
6.000% due 09/15/2017	1,000	832

RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,655
11.250% due 02/01/2019	1,000	867

UST, Inc.
5.750% due 03/01/2018	1,000	878

Valero Energy Corp.
9.375% due 03/15/2019	250	259

Whirlpool Corp.
7.750% due 07/15/2016	1,000	829

		10,876

UTILITIES 1.3%

CenturyTel, Inc.
6.000% due 04/01/2017	1,000	836

Embarq Corp.
7.082% due 06/01/2016	3,000	2,704

		3,540

Total Corporate Bonds & Notes (Cost $54,243)		54,544

U.S. GOVERNMENT AGENCIES 26.8%

Fannie Mae
1.184% due 08/05/2010	10,000	10,015
5.500% due 06/01/2038 - 11/01/2038	25,000	25,977

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/01/2037 (f)	$24,225	$25,334
6.000% due 04/01/2039	5,000	5,223

Freddie Mac
2.125% due 03/23/2012	5,000	5,041

Total U.S. Government Agencies (Cost $71,133)		71,590

	SHARES
EXCHANGE-TRADED FUNDS 1.8%

SPDR Gold Trust	53,000	4,785

Total Exchange-Traded Funds (Cost $4,992)		4,785

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$2,000	2,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $2,041. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	517	517
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $530. Repurchase proceeds are $517.)

		2,517

U.S. TREASURY BILLS 1.8%
0.113% due 04/09/2009 - 05/21/2009 (b)(e)	4,670	4,670

Total Short-Term Instruments (Cost $7,186)		7,187

PURCHASED OPTIONS (h) 0.9%
(Cost $2,799)		2,373

Total Investments 101.9% (Cost $275,933)		$272,254

Written Options (i) (0.1%) (Premiums $197)		(197)

Other Assets and Liabilities (Net) (1.8%)		(4,792)

Net Assets 100.0%		$267,265

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	The Global Multi-Asset Fund is investing in shares of affiliated Funds.
(d)	Institutional Class Shares of each PIMCO Fund, except Short-Term Floating NAV Portfolio.
(e)	Securities with an aggregate market value of $4,670 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

See Accompanying Notes	Annual Report	March 31, 2009	73

Schedule of Investments  Global Multi-Asset Fund  (Cont.)

(f)	Securities with an aggregate market value of $2,527 and cash of $2,961 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
S&P 500 Index June Futures	Long	06/2009	202	$4,772

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	1.879%	$500	$4	$0	$4
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	2.200%	500	0	0	0
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%	1,000	(2)	0	(2)
CenturyTel, Inc.	JPM	(2.000%	)	06/20/2017	1.220%	1,000	(55)	0	(55)
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	250	4	0	4
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%	500	(13)	0	(13)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.472%	500	(28)	0	(28)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.095%	2,000	(72)	0	(72)
Embarq Corp.	JPM	(2.350%	)	06/20/2016	1.095%	1,000	(80)	0	(80)
JSC Gazprom	BCLY	(8.850%	)	12/20/2018	5.961%	1,500	(299)	0	(299)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	6.168%	2,000	(59)	0	(59)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	2.570%	965	51	0	51
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	750	(4)	0	(4)
Rohm & Haas Co.	BNP	(1.600%	)	09/20/2017	1.428%	1,000	(13)	0	(13)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%	1,000	164	0	164
RR Donnelley & Sons Co.	UBS	(2.640%	)	03/20/2012	7.217%	2,000	226	0	226
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.487%	1,000	(17)	0	(17)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%	250	(13)	0	(13)
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	4.252%	1,000	66	0	66

							$(140)	$0	$(140)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	$500	$11	$0	$11
Brazil Government International Bond	JPM	2.900%	11/20/2009	1.238%	1,000	22	0	22
Brazil Government International Bond	JPM	3.050%	11/20/2009	1.238%	100	2	0	2
Brazil Government International Bond	MLP	2.250%	11/20/2009	1.238%	150	2	0	2
Brazil Government International Bond	UBS	3.250%	12/20/2009	1.340%	500	13	0	13
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	1,465	(133)	0	(133)
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	500	6	0	6
Mexico Government International Bond	JPM	2.100%	11/20/2009	2.405%	150	1	0	1
Mexico Government International Bond	JPM	2.850%	11/20/2009	2.405%	1,000	14	0	14
Mexico Government International Bond	JPM	2.900%	11/20/2009	2.405%	100	2	0	2
Mexico Government International Bond	UBS	3.100%	12/20/2009	2.497%	500	8	0	8
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	500	1	0	1
Republic of Korea Government Bond	JPM	3.450%	12/20/2009	3.438%	1,000	1	0	1
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	100	0	0	0
Republic of Korea Government Bond	UBS	1.900%	12/20/2009	3.438%	150	(2)	0	(2)
Republic of Korea Government Bond	UBS	3.500%	12/20/2009	3.438%	500	1	0	1
Russia Government International Bond	JPM	6.500%	11/20/2009	5.245%	100	3	0	3
Russia Government International Bond	MLP	3.800%	11/20/2009	5.245%	150	1	0	1
Russia Government International Bond	MSC	10.500%	11/20/2009	5.245%	1,000	72	0	72

						$25	$0	$25

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012	$500	$(9)	$0	$(9)
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012	500	(6)	0	(6)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	500	(4)	0	(4)
CDX.IG-9 5-Year Index 15-30%	DUB	1.820%	12/20/2012	2,500	38	0	38
CDX.IG-9 5-Year Index 15-30%	MLP	1.720%	12/20/2012	2,500	29	0	29
CDX.IG-9 5-Year Index 15-30%	MSC	1.163%	12/20/2012	3,000	(26)	0	(26)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	3,000	(109)	(68)	(41)

					$(87)	$(68)	$(19)

74	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	$80,000	$(3,989)	$(3,568)	$(421)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	11,000	(548)	(403)	(145)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	14,200	(1,323)	(759)	(564)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP	3,600	(335)	(307)	(28)
Pay	3-Month USD-LIBOR	5.000%	12/16/2039	BOA	3,500	1,104	1,091	13

						$(5,091)	$(3,946)	$(1,145)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	642,171	1-Month USD-LIBOR less 0.350%	$22,733	04/14/2009	MLP	$1,405
Pay	iShares MSCI EM Index	512,763	1-Month USD-LIBOR less 0.750%	10,886	04/30/2009	MLP	(1,838)
Receive	iShares MSCI EM Index	1,001,514	1-Month USD-LIBOR less 0.750%	21,262	04/30/2009	MLP	3,589

							$3,156

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Options on Exchange - Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	293	$1,284	$1,055
Put - CBOE S&P 500 Index December Futures	700.000	12/20/2009	115	817	693
Put - CBOE S&P 500 Index September Futures	700.000	09/19/2009	115	642	560

				$2,743	$2,308

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$65

(i)	Written options outstanding on March 31, 2009:

Options on Exchange - Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOE S&P 500 Index December Futures	$500.000	12/19/2009	115	$197	$197

See Accompanying Notes	Annual Report	March 31, 2009	75

Schedule of Investments Global Multi-Asset Fund (Cont.)	March 31, 2009

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Premium
Balance at 10/29/2008	0	$0
Sales	228	612
Closing Buys	(113)	(415)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2009	115	$197

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	JPM	73	04/2009	$0	$(5)	$(5)
Sell	GBP	JPM	135	04/2009	2	0	2

					$2	$(5)	$(3)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$139,363	$132,891	$0	$272,254
Other Financial Instruments ++	4,574	1,875	0	6,449

Total	$143,937	$134,766	$0	$278,703

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

76	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged)	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 18.3%

Short-Term Floating NAV Portfolio	709,891	$7,103

Total PIMCO Funds (Cost $7,102)		7,103

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 47.2%

BANKING & FINANCE 35.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$100	97

American Express Centurion Bank
0.584% due 06/12/2009	600	592

American Express Co.
7.000% due 03/19/2018	100	88

American Express Credit Corp.
5.875% due 05/02/2013	100	88

American General Finance Corp.
6.900% due 12/15/2017	200	70

American International Group, Inc.
5.850% due 01/16/2018	300	118

ANZ National International Ltd.
6.200% due 07/19/2013	100	97

Bank of America Corp.
5.750% due 12/01/2017	200	168
8.125% due 12/29/2049	300	123

Barclays Bank PLC
5.450% due 09/12/2012	900	912
6.050% due 12/04/2017	100	79

Bear Stearns Cos. LLC
1.352% due 07/16/2009	100	100
1.366% due 05/18/2010 (e)	500	493
6.950% due 08/10/2012	400	408

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	35

CIT Group, Inc.
1.358% due 08/17/2009	100	89

Citigroup Capital XXI
8.300% due 12/21/2057	900	434

Citigroup Funding, Inc.
1.226% due 06/26/2009	100	99

Citigroup, Inc.
1.396% due 05/18/2010 (e)	730	656
6.000% due 08/15/2017	200	173

Countrywide Financial Corp.
5.800% due 06/07/2012	200	174

Credit Agricole S.A.
1.256% due 05/28/2009	100	100
1.306% due 05/28/2010	100	98

Credit Suisse USA, Inc.
1.438% due 08/15/2010	600	576

Deutsche Bank AG
1.538% due 02/17/2015	200	143

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	356

General Electric Capital Corp.
1.212% due 01/20/2010	600	582

GMAC LLC
6.875% due 08/28/2012	200	111

Goldman Sachs Group, Inc.
1.318% due 11/16/2009	290	283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 10/01/2037	$1,200	$814

HSBC Holdings PLC
6.500% due 05/02/2036	200	166

ICICI Bank Ltd.
1.894% due 01/12/2010	100	90

International Lease Finance Corp.
1.376% due 06/26/2009	370	348

JPMorgan Chase & Co.
0.571% due 06/26/2009	290	289
6.000% due 01/15/2018	100	101

KeyBank N.A.
3.511% due 06/02/2010	200	193

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	13
5.625% due 01/24/2013 (a)	500	63

Merrill Lynch & Co., Inc.
1.291% due 05/08/2009	200	199
3.051% due 05/20/2009 (e)	600	597
6.875% due 04/25/2018	300	235

Metropolitan Life Global Funding I
1.278% due 05/17/2010	200	189

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	91

Morgan Stanley
1.291% due 05/07/2009	300	300

Pricoa Global Funding I
1.274% due 01/30/2012	100	74
1.428% due 09/27/2013	100	67

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	95

Residential Capital LLC
4.351% due 05/22/2009	100	88

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	200	88

SLM Corp.
1.299% due 07/27/2009	30	29
1.319% due 07/26/2010	1,000	710

UBS AG
5.875% due 12/20/2017	100	86

Wachovia Corp.
1.311% due 12/01/2009	200	197

Wells Fargo & Co.
7.980% due 02/28/2049	2,500	1,176

		13,640

INDUSTRIALS 9.6%

Amgen, Inc.
6.900% due 06/01/2038	400	413

AstraZeneca PLC
5.900% due 09/15/2017	100	106

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	103

Dell, Inc.
4.700% due 04/15/2013	200	201

General Mills, Inc.
1.252% due 01/22/2010	100	98

Home Depot, Inc.
1.445% due 12/16/2009	100	98

International Business Machines Corp.
5.700% due 09/14/2017	900	935

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	$300	$274

Kraft Foods, Inc.
6.125% due 02/01/2018	100	100

Oracle Corp.
4.950% due 04/15/2013	300	317
5.750% due 04/15/2018	200	209

Philip Morris International, Inc.
6.375% due 05/16/2038	100	97

Roche Holdings, Inc.
3.249% due 02/25/2011	400	400

Rohm & Haas Co.
6.000% due 09/15/2017	100	83

Union Pacific Corp.
5.700% due 08/15/2018	200	191

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	98

		3,723

UTILITIES 2.4%

AT&T, Inc.
6.300% due 01/15/2038	200	176

Enel Finance International S.A.
6.800% due 09/15/2037	300	248

NGPL PipeCo. LLC
6.514% due 12/15/2012	100	96

Verizon Communications, Inc.
5.250% due 04/15/2013	100	102

Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	304

		926

Total Corporate Bonds & Notes (Cost $22,058)		18,289

MUNICIPAL BONDS & NOTES 3.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	200

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	200	201

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	192

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	736

Washington State General Obligation Bonds, (MBIA Insured), Series 2003
0.000% due 12/01/2020	200	118

Total Municipal Bonds & Notes (Cost $1,500)		1,447

U.S. GOVERNMENT AGENCIES 91.9%

Fannie Mae
5.000% due 02/25/2017	18	19
5.000% due 06/01/2035 - 01/01/2037 (e)	1,426	1,475
5.500% due 02/01/2018 - 05/01/2039	7,262	7,535
5.500% due 10/01/2036 - 07/01/2038 (e)	1,258	1,308
5.500% due 12/01/2038 (e)(f)	641	666

See Accompanying Notes	Annual Report	March 31, 2009	77

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 09/01/2038 (e)	$179	$187
6.000% due 04/01/2039 - 05/01/2039	12,000	12,509
6.500% due 10/01/2035 - 08/01/2037 (e)	376	397
6.500% due 04/01/2039	1,300	1,369

Freddie Mac
0.706% due 08/15/2019	543	526
4.250% due 09/15/2024	138	139
5.000% due 11/01/2035 - 06/01/2038 (e)	3,839	3,966
5.500% due 07/01/2037 - 08/01/2038 (e)	3,465	3,600

Ginnie Mae
6.000% due 08/15/2037	939	983

Small Business Administration
5.290% due 12/01/2027	93	101
5.490% due 03/01/2028	657	716
6.220% due 12/01/2028	100	107

Total U.S. Government Agencies (Cost $34,891)		35,603

U.S. TREASURY OBLIGATIONS 9.3%

Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	223	223
1.875% due 07/15/2015	326	336
2.375% due 01/15/2025	1,348	1,404
3.500% due 01/15/2011	487	508

U.S. Treasury Bonds
3.500% due 02/15/2039 (e)	1,000	991
8.125% due 08/15/2019	100	145

Total U.S. Treasury Obligations (Cost $3,443)		3,607

MORTGAGE-BACKED SECURITIES 8.0%

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	600	409

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	248	91

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	90	79

Countrywide Alternative Loan Trust
0.682% due 02/25/2047	206	79
2.633% due 02/25/2036	128	52

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	173	122
4.785% due 11/25/2034	99	61

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	71	64

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	65	56

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	122	85

GSR Mortgage Loan Trust
5.242% due 11/25/2035	79	51

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	402
5.420% due 01/15/2049	300	204

JPMorgan Mortgage Trust
5.018% due 02/25/2035	58	46

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	62	46

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	$30	$17

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	55	37

Morgan Stanley Capital I
0.617% due 10/15/2020	36	26
5.809% due 12/12/2049	500	350

Residential Accredit Loans, Inc.
2.993% due 09/25/2045	221	89

Structured Asset Mortgage Investments, Inc.
0.652% due 03/25/2037	125	45
0.806% due 07/19/2035	52	34

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	137	123

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	150	103

WaMu Mortgage Pass-Through Certificates
1.162% due 12/25/2027	221	156
2.363% due 01/25/2047	73	27
2.633% due 02/25/2046	431	161

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	111	76

Total Mortgage-Backed Securities (Cost $4,859)		3,091

ASSET-BACKED SECURITIES 10.7%

Accredited Mortgage Loan Trust
0.642% due 04/25/2036	9	9

American Express Credit Account Master Trust
1.056% due 02/15/2012	16	15

Asset-Backed Funding Certificates
0.582% due 01/25/2037	28	24

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036	304	272

Bear Stearns Asset-Backed Securities Trust
0.612% due 06/25/2047	48	38

BNC Mortgage Loan Trust
0.622% due 05/25/2037	122	91

Chase Issuance Trust
2.820% due 09/15/2015	600	550

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	93	81
0.582% due 01/25/2037	22	21
0.632% due 08/25/2036	316	278

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	236	201
0.572% due 06/25/2047	187	166
0.592% due 06/25/2047	37	34
0.602% due 06/25/2037	195	174
0.602% due 10/25/2047	141	124
0.702% due 09/25/2036	354	247

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	185	163
0.612% due 12/25/2037	108	101

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	60	55

Fremont Home Loan Trust
0.622% due 05/25/2036	10	10

GSAMP Trust
0.592% due 12/25/2036	135	98

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	65	62

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Asset Loan Obligation
0.582% due 12/25/2036		$217	$189

I Asset Securitization Corp. Trust
0.572% due 12/25/2036		161	145

MASTR Asset-Backed Securities Trust
0.572% due 01/25/2037		52	22
0.582% due 11/25/2036		91	84

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		39	37

Morgan Stanley ABS Capital I
0.562% due 01/25/2037		36	31
0.572% due 11/25/2036		77	71

Residential Asset Securities Corp.
0.592% due 02/25/2037		114	100

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037		217	192

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		109	82

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		151	145
0.582% due 01/25/2038		96	81

Structured Asset Securities Corp.
0.622% due 01/25/2037		243	159

Total Asset-Backed Securities (Cost $4,839)			4,152

SOVEREIGN ISSUES 1.3%

Korea Development Bank
1.565% due 04/03/2010		500	486

Total Sovereign Issues (Cost $500)			486

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

Bear Stearns Cos. LLC
2.499% due 07/27/2012	EUR	100	117

CIT Group, Inc.
5.000% due 05/13/2014		100	68

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	100	26

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	165

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	77

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	200	109

Total Foreign Currency-Denominated Issues (Cost $845)			562

SHORT-TERM INSTRUMENTS 5.9%

REPURCHASE AGREEMENTS 3.0%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		$600	600
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $606. Repurchase proceeds are $600.)

State Street Bank and Trust Co.
0.080% due 04/01/2009		570	570
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $585. Repurchase proceeds are $570.)

			1,170

78	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.9%
0.095% due 04/23/2009 (d)	$1,100	$1,100

Total Short-Term Instruments (Cost $2,270)		2,270

PURCHASED OPTIONS (h) 0.6%
(Cost $59)		228

Total Investments 198.4% (Cost $82,366)		$76,838

Written Options (i) (0.0%) (Premiums $12)		(3)

Other Assets and Liabilities (Net) (98.4%)		(38,108)

Net Assets 100.0%		$38,727

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	The International StocksPLUS® TR Strategy Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $1,100 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $24,015 at a weighted average interest rate of 2.389%. On March 31, 2009, securities valued at $14,191 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $145 and cash of $242 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	2	$27
90-Day Eurodollar December Futures	Long	12/2009	17	105
90-Day Eurodollar June Futures	Long	06/2009	73	413
90-Day Eurodollar June Futures	Long	06/2010	1	6
90-Day Eurodollar March Futures	Long	03/2010	17	108
90-Day Eurodollar September Futures	Long	09/2009	38	237
90-Day Eurodollar September Futures	Long	09/2010	1	6
U.S. Treasury 5-Year Note June Futures	Long	06/2009	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	20	179

				$1,090

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	$600	$(88)	$0	$(88)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	500	(102)	0	(102)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	100	(78)	0	(78)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	100	(78)	0	(78)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	800	(656)	(142)	(514)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	100	(13)	0	(13)

						$(1,015)	$(142)	$(873)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	389	0	0	0
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	97	(1)	0	(1)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	195	(3)	0	(3)

					$(202)	$0	$(202)

See Accompanying Notes	Annual Report	March 31, 2009	79

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	100	$2	$0	$2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	300	0	0	0
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		200	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		200	2	0	2
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		200	2	0	2
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		100	1	0	1
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		400	(3)	(7)	4
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	3	0	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	6	(3)	9
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	2,000	55	6	49
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		100	3	0	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$800	22	(2)	24
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,100	30	(3)	33
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		3,300	109	(32)	141
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		1,500	50	(4)	54
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		600	30	22	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		200	10	6	4
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		700	35	16	19
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		200	10	7	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CITI		900	72	58	14
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		100	(27)	(1)	(26)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		500	18	(43)	61
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		1,000	37	(19)	56
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		700	(243)	11	(254)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		600	(208)	(50)	(158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		600	(208)	12	(220)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		500	(174)	(65)	(109)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	800	6	7	(1)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	11	(2)	13
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	300	4	(9)	13
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	6	(11)	17
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	25	(4)	29
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	25	2	23
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		100	15	0	15

							$(274)	$(108)	$(166)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	iShares MSCI EAFE Index	973,452	1-Month USD-LIBOR less 0.500%	$33,759	06/30/2009	CSFB	$2,833
Receive	iShares MSCI EAFE Index	47,316	1-Month USD-LIBOR less 0.350%	1,675	04/14/2009	MLP	103

							$2,936

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

80	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(h)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$800	$9	$30
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	23
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	11	45
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,400	15	53
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	77

							$59	$228

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	2	$1	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	1	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	1	1	1
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	1	0	0

				$2	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$100	$0	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	3	1

							$10	$2

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	72	$6,100	$216
Sales	115	3,600	143
Closing Buys	(10)	(8,100)	(194)
Expirations	(152)	0	(137)
Exercised	(20)	0	(16)

Balance at 03/31/2009	5	$1,600	$12

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	28	04/2009	$0	$0	$0
Sell		BCLY	28	04/2009	0	0	0
Buy		HSBC	28	04/2009	0	0	0
Sell		HSBC	28	04/2009	0	0	0
Buy	AUD	UBS	76	05/2009	0	(1)	(1)
Sell	BRL	HSBC	32	04/2009	1	0	1
Buy		JPM	43	04/2009	0	(1)	(1)
Sell		JPM	11	04/2009	0	0	0
Sell		BCLY	24	06/2009	0	0	0
Buy		HSBC	32	06/2009	0	0	0
Sell		HSBC	12	06/2009	0	0	0
Buy		JPM	11	06/2009	0	0	0
Buy		RBC	1,462	06/2009	0	(144)	(144)
Sell		RBS	39	06/2009	0	0	0
Sell		UBS	1,335	06/2009	0	(1)	(1)
Buy	CAD	JPM	22	04/2009	0	(1)	(1)
Buy	CNY	BCLY	446	07/2009	0	(4)	(4)
Sell		BCLY	406	07/2009	0	(3)	(3)
Sell		CITI	642	07/2009	0	(3)	(3)
Buy	CNY	DUB	1,769	07/2009	0	(14)	(14)
Sell		DUB	1,774	07/2009	0	(7)	(7)

See Accompanying Notes	Annual Report	March 31, 2009	81

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	HSBC	884	07/2009	$1	$(4)	$(3)
Sell		HSBC	318	07/2009	0	(2)	(2)
Buy		JPM	482	07/2009	0	(4)	(4)
Sell		JPM	440	07/2009	0	(3)	(3)
Buy		BCLY	255	09/2009	1	0	1
Sell		BCLY	602	09/2009	0	(2)	(2)
Buy		CITI	139	09/2009	0	0	0
Sell		CITI	537	09/2009	0	(2)	(2)
Buy		DUB	554	09/2009	1	0	1
Buy		HSBC	277	09/2009	1	0	1
Sell		HSBC	91	09/2009	0	0	0
Buy		JPM	138	09/2009	0	0	0
Sell		JPM	133	09/2009	0	(1)	(1)
Buy		JPM	345	03/2010	0	0	0
Sell	EUR	HSBC	334	04/2009	0	(22)	(22)
Sell	GBP	BCLY	66	04/2009	3	0	3
Sell		DUB	256	04/2009	4	0	4
Sell		MSC	429	04/2009	5	0	5
Buy		UBS	94	04/2009	0	(4)	(4)
Buy	INR	BCLY	997	04/2009	0	0	0
Sell		BCLY	422	04/2009	0	0	0
Buy		BOA	1,016	04/2009	0	0	0
Sell		BOA	496	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Buy		DUB	504	04/2009	0	0	0
Sell		DUB	355	04/2009	0	0	0
Buy		HSBC	1,000	04/2009	0	0	0
Sell		JPM	2,746	04/2009	1	(1)	0
Buy	JPY	RBS	1,654	05/2009	0	0	0
Buy	KWD	HSBC	4	04/2009	0	(2)	(2)
Sell		HSBC	4	04/2009	0	0	0
Buy	MYR	BCLY	35	04/2009	0	0	0
Buy		BOA	35	04/2009	0	0	0
Buy		CITI	70	04/2009	0	(1)	(1)
Buy		HSBC	107	04/2009	0	(1)	(1)
Sell		JPM	248	04/2009	0	(1)	(1)
Buy	PHP	CITI	2,901	05/2009	0	0	0
Sell		CITI	3,871	05/2009	0	(3)	(3)
Buy		JPM	970	05/2009	0	0	0
Buy	RUB	JPM	3,089	05/2009	0	(38)	(38)
Sell		UBS	3,089	05/2009	37	0	37
Buy	SAR	HSBC	29	04/2009	0	0	0
Sell		HSBC	29	04/2009	0	0	0
Buy		JPM	28	04/2009	0	0	0
Sell		JPM	28	04/2009	0	0	0
Sell	SGD	BCLY	28	04/2009	0	0	0
Buy		CITI	161	04/2009	0	(5)	(5)
Buy		DUB	103	04/2009	0	(2)	(2)
Buy		HSBC	44	04/2009	0	(1)	(1)
Sell		HSBC	383	04/2009	0	(1)	(1)
Buy		RBS	59	04/2009	0	(1)	(1)
Buy		UBS	44	04/2009	0	(1)	(1)
Buy		HSBC	58	07/2009	0	(2)	(2)
Sell		HSBC	58	07/2009	0	0	0

					$55	$(283)	$(228)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$7,103	$69,735	$0	$76,838
Other Financial Instruments ++	1,090	1,455	9	2,554

Total	$8,193	$71,190	$9	$79,392

82	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(12)	0	0	0	23	(2)	9

Total	$(12)	$0	$0	$0	$23	$(2)	$9

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	83

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 9.1%

Short-Term Floating NAV Portfolio	2,099,803	$21,009

Total PIMCO Funds (Cost $21,007)		21,009

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 2.7%

Daimler Finance North America LLC
4.560% due 08/03/2012	$1,970	1,062

Georgia-Pacific Corp.
2.956% due 12/20/2012	494	437
3.292% due 12/20/2012	2,730	2,415
3.459% due 12/20/2012	252	223

HCA, Inc.
3.470% due 11/18/2013	2,486	2,121

Total Bank Loan Obligations (Cost $7,831)		6,258

CORPORATE BONDS & NOTES 50.2%

BANKING & FINANCE 30.2%

American Express Bank FSB
6.000% due 09/13/2017 (g)	5,200	4,386

American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,302

American Express Co.
6.150% due 08/28/2017	1,200	997

American International Group, Inc.
4.950% due 03/20/2012	700	342
5.850% due 01/16/2018	3,000	1,177
8.250% due 08/15/2018 (g)	5,900	2,529

Bank of America Corp.
5.650% due 05/01/2018	400	334
8.000% due 12/29/2049	4,700	1,885

Bank of America N.A.
1.777% due 06/23/2010	1,600	1,481

Barclays Bank PLC
6.050% due 12/04/2017	1,600	1,261
7.434% due 09/29/2049	600	250
7.700% due 04/29/2049	1,300	572

Bear Stearns Cos. LLC
7.250% due 02/01/2018	700	725

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,338

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	3,200	3,014

Citigroup Capital XXI
8.300% due 12/21/2057	1,500	724

Citigroup, Inc.
5.500% due 04/11/2013	1,000	880
6.125% due 11/21/2017 (g)	5,000	4,345

Deutsche Bank AG
6.000% due 09/01/2017	3,900	3,777

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	201
7.250% due 10/25/2011	1,950	1,389
9.750% due 09/15/2010	400	329

General Electric Capital Corp.
1.361% due 03/12/2010	2,800	2,683
6.375% due 11/15/2067	200	97

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC LLC
6.625% due 05/15/2012	$600	$331
6.875% due 08/28/2012	2,200	1,216
7.000% due 02/01/2012	1,100	628

Goldman Sachs Group, Inc.
1.677% due 03/22/2016	400	273
6.150% due 04/01/2018	4,900	4,486

John Deere Capital Corp.
2.042% due 06/10/2011	3,900	3,707

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,600	4,322

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)	1,800	0
6.875% due 05/02/2018 (a)	200	25

Merrill Lynch & Co., Inc.
1.454% due 02/05/2010	1,700	1,605
1.554% due 01/15/2015	5,000	3,013
6.050% due 08/15/2012	400	344
6.875% due 04/25/2018	1,300	1,019

Metropolitan Life Global Funding I
5.125% due 04/10/2013	500	457

Morgan Stanley
6.000% due 04/28/2015	1,300	1,230

Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	184

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	428

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	606

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,200	1,063
8.700% due 08/07/2018	1,100	958

UBS AG
2.219% due 06/19/2010	2,000	1,888
5.875% due 12/20/2017	2,600	2,241

Wachovia Mortgage FSB
1.327% due 03/22/2011	1,100	1,026

		70,068

INDUSTRIALS 14.0%

Alcoa, Inc.
6.000% due 07/15/2013	2,100	1,678

Gaz Capital S.A.
8.146% due 04/11/2018	700	577

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,106

International Business Machines Corp.
1.764% due 07/28/2011 (g)	4,400	4,339

Kohl’s Corp.
6.250% due 12/15/2017	10,000	9,207

Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,612
6.875% due 02/01/2038	300	296

Loews Corp.
5.250% due 03/15/2016	2,800	2,557

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,568

Reynolds American, Inc.
7.250% due 06/01/2013	2,000	1,911

Roche Holdings, Inc.
7.000% due 03/01/2039	500	526

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Southern Co.
1.951% due 08/20/2010 (g)	$4,900	$4,896

Williams Cos., Inc.
6.375% due 10/01/2010	200	197

		32,470

UTILITIES 6.0%

AT&T, Inc.
4.125% due 09/15/2009	500	505
5.500% due 02/01/2018	1,100	1,066
6.300% due 01/15/2038	500	441

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	5,000	5,031

Embarq Corp.
6.738% due 06/01/2013	2,000	1,866

Enel Finance International S.A.
6.250% due 09/15/2017	5,400	4,902

		13,811

Total Corporate Bonds & Notes (Cost $141,046)		116,349

MUNICIPAL BONDS & NOTES 1.7%

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	379

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	3,375	2,818

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	384

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	92

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	286

Total Municipal Bonds & Notes (Cost $4,900)		3,959

U.S. GOVERNMENT AGENCIES 177.4%

Fannie Mae
0.642% due 03/25/2034	22	20
0.652% due 03/25/2036 (g)	2,050	1,749
0.772% due 06/25/2044 (g)	40	40
0.872% due 09/25/2042 (g)	541	492
1.625% due 11/25/2023 (g)	211	210
2.062% due 04/25/2024 (g)	168	168
3.022% due 09/01/2044 - 10/01/2044 (g)	3,725	3,649
3.751% due 08/01/2035 (g)	612	607
3.785% due 08/01/2010 (g)	358	362
4.318% due 02/01/2035 (g)	297	303
4.347% due 11/01/2034 (g)	708	719
4.366% due 09/01/2035 (g)	1,049	1,042
4.447% due 10/01/2035 (g)	534	543
4.500% due 06/01/2010 - 09/25/2020 (g)	3,499	3,540
4.649% due 07/01/2035 (g)	1,411	1,438
4.797% due 03/01/2036 (g)	1,782	1,787
4.843% due 02/01/2034 (g)	617	634
4.846% due 09/01/2031	2	2
4.852% due 10/01/2035 (g)	529	542
4.980% due 10/01/2035 (g)	497	511

84	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 12/01/2018 - 02/01/2036 (g)	$41,500	$43,008
5.000% due 07/25/2019 - 06/01/2021	43	44
5.000% due 08/01/2020 (g)(h)	1,427	1,488
5.047% due 08/01/2036 (g)	953	973
5.421% due 07/01/2032 (g)	31	32
5.500% due 01/01/2021 - 02/01/2038 (g)	30,584	31,848
5.500% due 03/01/2023 (g)(h)	5,428	5,664
5.500% due 09/01/2035 - 04/01/2039	39,602	41,106
6.000% due 02/01/2037 - 05/01/2037 (g)	798	834
6.000% due 04/01/2039	26,700	27,889
6.500% due 08/01/2036 - 11/01/2036 (g)	3,731	3,935
6.500% due 04/01/2039 - 05/01/2039	27,500	28,927
6.625% due 11/15/2030	400	527
7.500% due 12/01/2014 (g)	129	134

Freddie Mac
0.756% due 10/15/2020 (g)	584	568
3.022% due 10/25/2044 (g)	165	161
3.222% due 07/25/2044 (g)	809	793
4.000% due 11/01/2013 (g)	3,096	3,159
4.500% due 02/15/2017 - 01/15/2018 (g)	8,978	9,204
5.000% due 12/15/2015 - 01/01/2037 (g)	12,464	12,777
5.299% due 09/01/2035 (g)	1,897	1,943
5.500% due 03/15/2017 - 10/01/2038 (g)	85,650	88,989
5.500% due 08/15/2030	4	4

Ginnie Mae
0.956% due 03/16/2032 (g)	34	33
4.125% due 11/20/2024	88	88
5.500% due 01/15/2033 - 10/15/2038 (g)	5,600	5,843
5.500% due 10/15/2033 - 04/01/2039	11,603	12,078
6.000% due 08/15/2037 - 01/15/2039 (g)	47,010	49,200
6.000% due 12/15/2037 - 08/15/2038	528	552
6.500% due 04/15/2031 - 10/15/2038	452	476
6.500% due 01/15/2033 - 11/15/2038 (g)	10,734	11,278

Overseas Private Investment Corp.
5.660% due 06/10/2018	6,000	6,707

Small Business Administration
5.680% due 06/01/2028	2,443	2,682

Total U.S. Government Agencies (Cost $401,042)		411,302

U.S. TREASURY OBLIGATIONS 46.3%

Treasury Inflation Protected Securities (c)
2.125% due 01/15/2019	295	315
2.375% due 01/15/2025	3,136	3,267
2.375% due 01/15/2027	1,256	1,316
2.500% due 01/15/2029	1,377	1,496
3.625% due 04/15/2028	1,831	2,264

U.S. Treasury Bonds
3.500% due 02/15/2039 (g)	37,300	36,974
5.000% due 05/15/2037	2,200	2,744
5.250% due 11/15/2028	1,600	1,969
5.250% due 02/15/2029	6,200	7,644
5.375% due 02/15/2031	3,500	4,421
5.500% due 08/15/2028	900	1,137

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.125% due 02/15/2023 (g)	$7,200	$10,130
7.250% due 08/15/2022	700	989
7.500% due 11/15/2016	1,800	2,418
8.000% due 11/15/2021	2,000	2,961
8.125% due 05/15/2021	3,000	4,448
8.750% due 05/15/2017	600	866
8.750% due 08/15/2020	900	1,374
8.875% due 08/15/2017	4,400	6,423
8.875% due 02/15/2019	2,600	3,925

U.S. Treasury Strips
0.000% due 08/15/2021	900	577
0.000% due 11/15/2021	15,200	9,633

Total U.S. Treasury Obligations (Cost $105,296)		107,291

MORTGAGE-BACKED SECURITIES 11.9%

American Home Mortgage Assets
0.712% due 05/25/2046	2,035	718
0.732% due 10/25/2046	786	255

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	690	510

Banc of America Funding Corp.
6.106% due 01/20/2047	156	74

Banc of America Mortgage Securities, Inc.
0.972% due 01/25/2034	163	156
5.000% due 05/25/2034	177	159

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	508	356
4.625% due 10/25/2035	3,021	1,832
4.750% due 10/25/2035	279	263
5.473% due 05/25/2047	2,101	1,078

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	900	302
5.364% due 05/25/2035	409	221
5.491% due 09/25/2035	485	240

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	478	303

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	590	378
4.700% due 12/25/2035	1,335	1,002
6.008% due 09/25/2037	2,025	1,011

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	590	426

Countrywide Alternative Loan Trust
0.740% due 12/20/2046	2,031	659
0.755% due 11/20/2035	34	33
0.755% due 03/20/2046	1,453	529
0.755% due 07/20/2046	2,016	729
4.500% due 06/25/2035	213	197
5.345% due 06/25/2037	2,600	1,160

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	292	122
0.842% due 03/25/2035	225	95

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	236	183

Downey Savings & Loan Association Mortgage Loan Trust
0.816% due 08/19/2045	1,204	497
3.853% due 07/19/2044	105	72

First Horizon Alternative Mortgage Securities
4.549% due 03/25/2035	243	116

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	108	77

First Republic Mortgage Loan Trust
0.906% due 11/15/2031	99	79

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	$152	$145

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	1,810	657

GSR Mortgage Loan Trust
4.541% due 09/25/2035	435	322
5.500% due 11/25/2035	1	1

GSRPM Mortgage Loan Trust
1.222% due 01/25/2032	13	10

Harborview Mortgage Loan Trust
0.796% due 03/19/2036	1,260	461

Homebanc Mortgage Trust
5.871% due 04/25/2037	900	390

Indymac Index Mortgage Loan Trust
0.622% due 01/25/2037	321	298
0.822% due 06/25/2037	701	228
5.013% due 12/25/2034	62	43

JPMorgan Mortgage Trust
5.018% due 02/25/2035	410	326

Lehman XS Trust
0.602% due 07/25/2046	12	12

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	239	133

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	57	34
1.522% due 10/25/2035	79	53

Morgan Stanley Capital I
0.617% due 10/15/2020	1,040	767

Residential Accredit Loans, Inc.
0.732% due 04/25/2046	1,844	718
0.922% due 03/25/2033	139	126

Residential Asset Securitization Trust
0.872% due 10/25/2018	1,832	1,500
0.922% due 05/25/2033	194	165

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	290	114

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	765	294
0.806% due 07/19/2035	334	213

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	1,637	1,406

WaMu Mortgage Pass-Through Certificates
0.832% due 01/25/2045	213	86
0.842% due 01/25/2045	205	91
2.333% due 03/25/2047	1,059	338
5.414% due 02/25/2037	286	156

Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034	530	405
4.265% due 07/25/2035	2,359	1,931
4.500% due 11/25/2018	1,060	1,029
4.752% due 05/25/2035	261	190
5.240% due 04/25/2036	2,005	1,208

Total Mortgage-Backed Securities (Cost $43,002)		27,682

ASSET-BACKED SECURITIES 2.4%

Access Group, Inc.
2.459% due 10/27/2025	2,370	2,180

Aurum CLO 2002-1 Ltd.
1.524% due 04/15/2014	1,340	1,171

Bear Stearns Asset-Backed Securities Trust
5.072% due 10/25/2036	1,655	1,265

See Accompanying Notes	Annual Report	March 31, 2009	85

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Asset-Backed Certificates
0.572% due 12/25/2046		$125	$122

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036		117	92

GSAMP Trust
0.612% due 11/25/2035		107	29
0.812% due 03/25/2034		38	37

Lehman XS Trust
0.602% due 08/25/2046		182	180

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		186	76

Structured Asset Securities Corp.
4.900% due 04/25/2035		668	356

Total Asset-Backed Securities (Cost $6,732)			5,508

FOREIGN CURRENCY-DENOMINATED ISSUES 5.7%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	555

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	1,110

Republic of Germany
4.250% due 07/04/2039	EUR	300	426
4.750% due 07/04/2034		3,100	4,566
5.500% due 01/04/2031		200	319
5.625% due 01/04/2028		3,000	4,801

SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/18/2049	GBP	1,600	1,498

Total Foreign Currency-Denominated Issues (Cost $16,205)			13,275

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 1.0%

Bank of America Corp.
7.250% due 12/31/2049	500	$212

Wells Fargo & Co.
7.500% due 12/31/2049	4,500	2,156

Total Convertible Preferred Stocks (Cost $3,560)		2,368

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049	13,000	9

Total Preferred Stocks (Cost $325)		9

EXCHANGE-TRADED FUNDS 2.8%

iShares MSCI
EAFE Index Fund	172,236	6,474

Total Exchange-Traded Funds (Cost $10,076)		6,474

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.5%

CERTIFICATES OF DEPOSIT 0.9%

Unicredito Italiano NY
1.156% due 05/18/2009	$2,000	2,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,713	$1,713

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,749. Repurchase proceeds are $1,713.)

U.S. CASH MANAGEMENT BILLS 4.8%
0.940% due 04/29/2009 - 05/15/2009 (b)(e)	11,190	11,190

U.S. TREASURY BILLS 13.1%
0.133% due 04/02/2009 - 06/11/2009 (b)(e)(f)	30,305	30,302

Total Short-Term Instruments (Cost $45,205)		45,205

PURCHASED OPTIONS (j) 0.9%
(Cost $1,237)		2,068

Total Investments 331.6% (Cost $807,464)		$768,757

Written Options (k) (0.0%) (Premiums $198)		(62)

Other Assets and Liabilities (Net) (231.6%)		(536,860)

Net Assets 100.0%		$231,835

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $38,768 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $330 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $267,159 at a weighted average interest rate of 1.998%. On March 31, 2009, securities valued at $357,967 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $611 and cash of $1,902 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	41	$1
90-Day Euribor September Futures	Long	09/2010	32	1
90-Day Eurodollar June Futures	Long	06/2009	215	116
90-Day Eurodollar March Futures	Long	03/2010	474	2,891
90-Day Eurodollar September Futures	Long	09/2009	248	1,558
Euro-Bobl June Futures	Long	06/2009	17	10
Euro-Bund 10-Year Bond June Futures	Long	06/2009	56	54
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	616	2,569
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	56	16
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	184	1,532

				$8,748

86	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BCLY	(1.200%	)	09/20/2013	8.028%		$2,100	$463	$0	$463
AutoZone, Inc.	RBS	(0.665%	)	06/20/2017	1.037%		1,900	50	0	50
Baxter International, Inc.	BCLY	(0.350%	)	09/20/2013	0.412%		4,600	12	0	12
Campbell Soup Co.	BCLY	(0.350%	)	09/20/2013	0.360%		2,600	1	0	1
Campbell Soup Co.	UBS	(0.350%	)	09/20/2013	0.360%		1,700	1	0	1
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%		5,000	28	0	28
Dominion Resources, Inc.	BCLY	(0.540%	)	09/20/2013	0.686%		8,900	53	0	53
Embarq Corp.	BOA	(1.370%	)	03/20/2014	1.149%		100	(1)	0	(1)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	1.149%		300	(2)	0	(2)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	1.149%		600	(4)	0	(4)
Embarq Corp.	DUB	(1.425%	)	03/20/2014	1.149%		500	(7)	0	(7)
Embarq Corp.	MSC	(1.300%	)	03/20/2014	1.149%		200	(1)	0	(1)
Erac USA Finance Co.	GSC	(0.800%	)	12/20/2017	7.237%		7,500	2,468	0	2,468
General Mills, Inc.	BCLY	(0.500%	)	09/20/2013	0.779%		4,600	55	0	55
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	2.439%		2,200	203	0	203
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.743%		2,200	34	0	34
Hungary Government International Bond	MSC	(1.660%	)	03/20/2013	5.314%		2,600	321	0	321
JPMorgan Chase & Co.	BNP	(2.700%	)	03/20/2014	3.051%		2,000	26	0	26
JPMorgan Chase & Co.	BNP	(2.750%	)	03/20/2014	3.051%		1,600	17	0	17
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	3.051%		1,000	11	0	11
Kohl’s Corp.	RBS	(0.680%	)	12/20/2017	1.454%		10,000	554	0	554
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.840%		2,800	98	0	98
Ltd. Brands, Inc.	GSC	(1.030%	)	06/20/2017	4.356%		5,000	935	0	935
Merrill Lynch & Co., Inc.	CITI	(2.450%	)	03/20/2015	5.458%		5,000	641	0	641
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	2.938%		2,000	253	0	253
Raytheon Co.	BCLY	(0.480%	)	09/20/2013	0.611%		1,100	6	0	6
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	3.500%		2,000	168	0	168
Turkey Government International Bond	MSC	(2.200%	)	10/20/2010	3.712%		100	1	0	1
Turkey Government International Bond	MSC	(2.630%	)	03/20/2013	3.919%		2,600	117	0	117
UBS Warburg LLC	BCLY	(1.900%	)	12/20/2013	2.290%	EUR	900	18	0	18
UBS Warburg LLC	BCLY	(2.200%	)	03/20/2014	2.290%		1,000	2	0	2
UBS Warburg LLC	DUB	(2.200%	)	03/20/2014	2.290%		600	5	0	5
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	4.974%		$5,000	1,141	0	1,141

								$7,667	$0	$7,667

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Goldman Sachs Group, Inc.	CITI	0.920%	09/20/2012	2.961%	$700	$(45)	$0	$(45)
Merrill Lynch & Co., Inc.	CITI	0.950%	09/20/2012	6.136%	700	(102)	0	(102)
Reynolds American, Inc.	DUB	1.280%	06/20/2017	3.500%	1,000	(134)	0	(134)

						$(281)	$0	$(281)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-9 Index	BCLY	(2.650%	)	06/20/2013	$3,900	$556	$(82)	$638
CDX.HY-10 5-Year Index	BCLY	(5.000%	)	06/20/2013	1,152	318	26	292
CDX.HY-10 5-Year Index	UBS	(5.000%	)	06/20/2013	1,152	317	25	292
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%	)	12/20/2012	7,800	2,189	0	2,189
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	1,366	122	18	104
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017	3,026	271	51	220
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	2,050	183	50	133
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017	878	79	13	66
CDX.IG-10 5-Year Index	CSFB	(1.550%	)	06/20/2013	683	28	(1)	29

						$4,063	$100	$3,963

See Accompanying Notes	Annual Report	March 31, 2009	87

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AAA 06-2 Index	GSC	0.110%	05/25/2046	$1,000	$(700)	$(325)	$(375)
CDX.HVol-9 5-Year Index	CSFB	1.400%	12/20/2012	3,383	(493)	(44)	(449)
CDX.HY-8 5-Year Index 35-100%	BCLY	0.483%	06/20/2012	3,706	(445)	0	(445)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	5,600	(2,140)	0	(2,140)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	2,538	(251)	(202)	(49)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	3,800	(1,280)	(581)	(699)

					$(5,309)	$(1,152)	$(4,157)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	500	$10	$0	$10
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		600	12	0	12
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	10,600	96	0	96
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		13,300	(206)	8	(214)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		15,500	(137)	(205)	68
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		800	26	5	21
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		3,200	107	14	93
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	8,600	(114)	64	(178)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM		6,100	138	89	49
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		$2,500	(201)	56	(257)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		8,600	(1,403)	(276)	(1,127)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		11,500	(1,007)	(862)	(145)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,600	(696)	(119)	(577)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		11,100	(1,033)	(652)	(381)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		700	(66)	(29)	(37)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		1,000	(93)	(6)	(87)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		100	(10)	3	(13)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		12,500	(1,163)	(563)	(600)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		2,200	(506)	(101)	(405)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		4,100	(943)	(216)	(727)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,200	(2,115)	(97)	(2,018)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		55,800	(12,825)	(560)	(12,265)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		1,100	(105)	(133)	28
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		38,100	(3,655)	(4,608)	953
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		200	(55)	0	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		7,700	(2,098)	5	(2,103)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP		1,700	(464)	(26)	(438)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,100	(1,117)	80	(1,197)
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI	EUR	2,000	(612)	22	(634)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		100	(31)	(3)	(28)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		2,600	(825)	(200)	(625)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		100	(25)	(4)	(21)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY	GBP	4,600	299	(140)	439
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	98	(47)	145
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI		6,300	515	(79)	594
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		5,600	458	(79)	537
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	80	269	(189)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		2,700	(67)	(18)	(49)
Pay	28-Day MXN TIIE	8.860%	09/12/2016	CITI	MXN	6,700	34	0	34
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		5,500	11	4	7
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(663)	18	(681)

							$(30,351)	$(8,386)	$(21,965)

88	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	2,339,386	1-Month USD-LIBOR less 0.500%	$81,130	06/30/2009	CSFB	$6,808
Receive	iShares MSCI EAFE Index	1,494,976	1-Month USD-LIBOR less 0.550%	51,845	06/30/2009	CSFB	4,353
Pay	iShares MSCI EAFE Index	272,829	1-Month USD-LIBOR less 0.350%	(9,658)	04/14/2009	MLP	(597)
Receive	iShares MSCI EAFE Index	2,379,178	1-Month USD-LIBOR less 0.350%	84,223	04/14/2009	MLP	5,208

							$15,772

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$80.000	05/22/2009	30	$0	$1

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	2,800	$136	$222
Put - OTC EUR versus USD		1.375	05/21/2010		2,800	136	343
Call - OTC EUR versus USD		1.375	06/03/2010		1,400	67	112
Put - OTC EUR versus USD		1.375	06/03/2010		1,400	67	173
Call - OTC EUR versus JPY	JPY	148.400	06/03/2010		1,000	56	46
Put - OTC EUR versus JPY		148.400	06/03/2010		1,000	56	225
Call - OTC USD versus JPY		104.000	03/17/2010		$3,100	139	83
Put - OTC USD versus JPY		104.000	03/17/2010		3,100	126	262
Call - OTC USD versus JPY		105.200	03/31/2010		1,200	50	27
Put - OTC USD versus JPY		105.200	03/31/2010		1,200	51	111
Call - OTC USD versus JPY		105.400	03/31/2010		4,000	168	86
Put - OTC USD versus JPY		105.400	03/31/2010		4,000	168	377

						$1,220	$2,067

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 04/01/2039	$85.000	04/06/2009	$20,000	$2	$0
Put - OTC Fannie Mae 5.500% due 05/01/2039	86.000	05/05/2009	22,000	3	0
Put - OTC Fannie Mae 6.000% due 05/01/2039	89.500	05/05/2009	16,700	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	91.500	06/04/2009	10,000	1	0
Put - OTC Fannie Mae 6.500% due 06/01/2039	96.000	06/04/2009	27,500	3	0
Put - OTC Ginnie Mae 5.000% due 04/01/2039	83.000	04/13/2009	16,000	2	0
Put - OTC U.S. Treasury Bond 3.500% due 02/15/2039	48.000	06/12/2009	33,000	4	0

				$17	$0

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	22	$11	$15
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	11	2	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	33	48	7

				$61	$25

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$7,300	$55	$12
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	700	3	2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.200%	07/02/2009	3,600	2	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,400	27	6
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	300	2	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,900	28	6
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	100	2	9
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	2,900	18	2

							$137	$37

See Accompanying Notes	Annual Report	March 31, 2009	89

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	84	$142,000	EUR	16,200	$3,238
Sales	168	35,100		0	744
Closing Buys	(55)	(149,900)		(16,200)	(3,573)
Expirations	(131)	(5,000)		0	(211)
Exercised	0	0		0	0

Balance at 03/31/2009	66	$22,200	EUR	0	$198

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$13,300	$13,539	$13,722
Ginnie Mae	5.500%	04/01/2039	18,000	18,596	18,734
Ginnie Mae	6.000%	04/01/2039	21,000	21,728	21,935

				$53,863	$54,391

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	24,033	04/2009	$0	$(1,405)	$(1,405)
Sell		JPM	250	05/2009	0	0	0
Buy		UBS	3,030	05/2009	0	(21)	(21)
Sell	BRL	BCLY	1,217	06/2009	0	(20)	(20)
Sell		HSBC	842	06/2009	0	(15)	(15)
Sell		JPM	687	06/2009	0	(14)	(14)
Buy		RBC	1,353	06/2009	0	(137)	(137)
Buy		UBS	817	06/2009	1	0	1
Sell	CAD	JPM	110	04/2009	1	0	1
Sell	CHF	JPM	420	06/2009	0	0	0
Buy		UBS	380	06/2009	0	(3)	(3)
Sell		UBS	21,386	06/2009	0	(598)	(598)
Sell	CLP	CITI	8,500	05/2009	0	0	0
Buy		HSBC	8,500	05/2009	2	0	2
Buy		CITI	8,500	11/2009	0	0	0
Buy	CNY	BCLY	3,625	07/2009	0	(33)	(33)
Sell		BCLY	4,188	07/2009	0	(13)	(13)
Buy		DUB	47,384	07/2009	0	(396)	(396)
Buy		HSBC	8,588	07/2009	0	(74)	(74)
Buy		JPM	5,955	07/2009	0	(52)	(52)
Sell		JPM	49,433	07/2009	0	(143)	(143)
Sell	DKK	UBS	23,032	06/2009	0	(228)	(228)
Buy	EUR	BCLY	80	04/2009	0	(2)	(2)
Buy		DUB	297	04/2009	15	0	15
Sell		HSBC	52,885	04/2009	0	(3,477)	(3,477)
Sell		JPM	3,000	04/2009	0	(12)	(12)
Buy		RBS	365	04/2009	8	0	8
Sell		RBS	1,238	04/2009	32	0	32
Buy		UBS	1,360	04/2009	0	(32)	(32)
Buy	GBP	BCLY	3,500	04/2009	5	0	5
Sell		DUB	15,064	04/2009	223	0	223
Sell		HSBC	867	04/2009	34	0	34
Sell		JPM	850	04/2009	0	0	0
Sell		MSC	25,211	04/2009	295	0	295
Buy		UBS	933	04/2009	0	(36)	(36)
Sell	HKD	BCLY	9,579	06/2009	0	(1)	(1)
Sell		BOA	9,399	06/2009	0	(1)	(1)
Sell		HSBC	9,564	06/2009	0	(1)	(1)
Sell		JPM	25,639	06/2009	0	(1)	(1)
Sell	JPY	BNP	3,005,575	05/2009	522	0	522
Sell		JPM	200,000	05/2009	0	(6)	(6)
Buy		UBS	98,000	05/2009	0	(12)	(12)
Sell		MSC	3,005,575	06/2009	480	0	480
Sell	MXN	CITI	20,330	05/2009	0	(20)	(20)
Buy		MLP	20,330	05/2009	0	(67)	(67)
Buy		CITI	20,330	11/2009	20	0	20

90	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	BCLY	210	04/2009	$0	$(2)	$(2)
Buy		BOA	175	04/2009	0	(2)	(2)
Buy		CITI	387	04/2009	0	(4)	(4)
Buy		HSBC	463	04/2009	0	(3)	(3)
Sell		UBS	1,235	04/2009	1	0	1
Buy		BCLY	1,547	08/2009	0	(12)	(12)
Sell		JPM	1,531	08/2009	0	(2)	(2)
Sell	NOK	UBS	11,643	06/2009	0	(108)	(108)
Buy	NZD	RBS	415	04/2009	0	0	0
Sell		RBS	415	04/2009	0	(30)	(30)
Sell		RBS	415	05/2009	0	0	0
Sell	PLN	BCLY	1,770	05/2009	72	0	72
Buy		HSBC	2,522	05/2009	0	(394)	(394)
Sell		HSBC	394	05/2009	16	0	16
Sell		JPM	358	05/2009	15	0	15
Buy	RUB	BCLY	49,072	05/2009	0	(35)	(35)
Sell		BCLY	20,833	05/2009	37	0	37
Sell		DUB	12,502	05/2009	32	0	32
Buy		HSBC	18,188	05/2009	0	(216)	(216)
Sell		HSBC	7,469	05/2009	6	0	6
Sell		JPM	26,455	05/2009	49	0	49
Sell	SEK	UBS	50,305	06/2009	0	(650)	(650)
Sell	SGD	JPM	4,114	04/2009	76	0	76

					$1,942	$(8,278)	$(6,336)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$29,859	$737,726	$1,172	$768,757
Short Sales, at value	0	(54,391)	0	(54,391)
Other Financial Instruments ++	8,748	(5,507)	108	3,349

Total	$38,607	$677,828	$1,280	$717,715

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$1,663	$(362)	$1	$0	$(130)	$0	$1,172
Other Financial Instruments ++	(200)	0	0	14	(112)	406	108

Total	$1,463	$(362)	$1	$14	$(242)	$406	$1,280

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	91

Schedule of Investments  Small Cap StocksPLUS® TR Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 0.1%

Short-Term Floating NAV Portfolio	23,792	$238

Total PIMCO Funds (Cost $238)		238

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 31.1%

BANKING & FINANCE 24.4%

Allstate Corp.
6.125% due 05/15/2037	$200	113

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,000	969

American Express Centurion Bank
5.550% due 10/17/2012	11,300	10,068

American General Finance Corp.
6.900% due 12/15/2017	100	35

American International Group, Inc.
5.850% due 01/16/2018	100	39
8.250% due 08/15/2018	5,600	2,400

ANZ National International Ltd.
1.281% due 08/07/2009	20	20
6.200% due 07/19/2013	400	386

Bank of America Corp.
1.568% due 08/15/2016	400	256
8.000% due 12/29/2049	1,800	722
8.125% due 12/29/2049	2,700	1,111

Bank of Scotland PLC
1.344% due 12/08/2010	1,100	1,015

Barclays Bank PLC
5.450% due 09/12/2012	400	405
6.050% due 12/04/2017	100	79

Bear Stearns Cos. LLC
1.341% due 08/21/2009	1,100	1,096
1.366% due 05/18/2010	200	197
1.446% due 11/28/2011	800	769
1.448% due 08/15/2011	100	92
1.486% due 07/19/2010	300	296
6.400% due 10/02/2017	1,900	1,853
7.250% due 02/01/2018	300	311
7.625% due 12/07/2009	700	711

BNP Paribas
5.186% due 06/29/2049	130	53

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	99

CIT Group, Inc.
1.464% due 07/28/2011	4,700	3,016
1.474% due 11/03/2010	1,600	1,172

Citigroup Capital XXI
8.300% due 12/21/2057	5,600	2,702

Citigroup Funding, Inc.
2.291% due 05/07/2010	1,100	988

Citigroup Global Markets Holdings, Inc.
1.290% due 08/03/2009	20	20

Citigroup, Inc.
1.396% due 05/18/2010	8,100	7,279
5.500% due 04/11/2013	100	88
5.850% due 07/02/2013	100	90
6.000% due 02/21/2012	1,100	1,005
8.400% due 04/29/2049	1,700	963

Comerica Bank
1.359% due 05/24/2011	5,500	4,855

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commonwealth Bank of Australia
6.024% due 03/29/2049	$100	$44

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	1,700	1,680
6.250% due 04/15/2009	2,900	2,901

Credit Agricole S.A.
1.256% due 05/28/2009	100	100

Credit Suisse USA, Inc.
1.438% due 08/15/2010	100	96

Deutsche Bank AG
1.538% due 02/17/2015	2,280	1,630

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	71

General Electric Capital Corp.
1.602% due 10/06/2015	9,000	6,076
6.375% due 11/15/2067	200	97
6.875% due 01/10/2039	1,000	819

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	4,650	4,348
5.625% due 01/15/2017	10	8
5.950% due 01/18/2018	100	91
6.150% due 04/01/2018	100	92
6.250% due 09/01/2017	100	93

International Lease Finance Corp.
1.469% due 05/24/2010	20	14
4.375% due 11/01/2009	1,600	1,441
5.125% due 11/01/2010	2,205	1,652

JPMorgan Chase & Co.
0.571% due 06/26/2009	80	80
6.000% due 01/15/2018	30	30
7.000% due 11/15/2009	3,700	3,746
7.900% due 04/29/2049	2,300	1,481

KeyCorp
0.621% due 05/26/2009	400	398

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	30	4
2.951% due 05/25/2010 (a)	300	38
5.625% due 01/24/2013 (a)	200	25

Marsh & McLennan Cos., Inc.
7.125% due 06/15/2009	5,189	5,188

Marshall & Ilsley Corp.
4.375% due 08/01/2009	1,000	996

Merrill Lynch & Co., Inc.
3.051% due 05/20/2009	500	497
6.875% due 04/25/2018	100	78

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	91

Morgan Stanley
1.184% due 01/15/2010	2,900	2,791
3.338% due 05/14/2010	1,800	1,754
6.250% due 08/28/2017	100	93

Nationwide Life Global Funding I
1.446% due 05/19/2010	1,600	1,505
5.450% due 10/02/2012	700	624

Pricoa Global Funding I
1.274% due 01/30/2012	100	74
1.428% due 09/27/2013	100	67

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	95

Protective Life Secured Trusts
0.693% due 11/09/2010	1,500	1,298

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	45

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

RBS Capital Trust III
5.512% due 09/29/2049	$300	$120

Regions Bank
7.500% due 05/15/2018	1,300	1,162

Regions Financial Corp.
1.396% due 06/26/2012	5,400	4,414
6.375% due 05/15/2012	1,660	1,524

Residential Capital LLC
4.351% due 05/22/2009	100	89

Royal Bank of Scotland Group PLC
5.000% due 11/12/2013	1,990	1,290
6.990% due 10/29/2049	100	44

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	55

SLM Corp.
4.500% due 07/26/2010	2,500	1,876

Sun Life Financial Global Funding LP
1.619% due 07/06/2011	1,000	889

SunTrust Bank
1.361% due 05/21/2012	4,000	3,671

Textron Financial Corp.
1.379% due 02/25/2011	1,000	648

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	174

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	27

Wachovia Corp.
1.411% due 06/01/2010	5,500	5,229

Wells Fargo & Co.
5.625% due 12/11/2017	100	91
7.980% due 02/28/2049	2,800	1,318

		110,145

INDUSTRIALS 4.6%

Amgen, Inc.
6.900% due 06/01/2038	100	103

Anadarko Petroleum Corp.
1.720% due 09/15/2009	5,000	4,983

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	35

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	103

Dell, Inc.
5.650% due 04/15/2018	100	95

EnCana Corp.
4.600% due 08/15/2009	2,900	2,895

Gaz Capital S.A.
8.625% due 04/28/2034	100	91

Home Depot, Inc.
3.750% due 09/15/2009	1,900	1,901

International Business Machines Corp.
1.764% due 07/28/2011	2,200	2,169
5.700% due 09/14/2017	400	415

Kimberly-Clark Corp.
1.274% due 07/30/2010	100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	91

Kraft Foods, Inc.
6.125% due 02/01/2018	100	101

Martin Marietta Materials, Inc.
1.324% due 04/30/2010	1,400	1,312

92	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Oracle Corp.
5.750% due 04/15/2018	$200	$209

Suncor Energy, Inc.
6.100% due 06/01/2018	200	171

Time Warner, Inc.
1.461% due 11/13/2009	2,700	2,650

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	400	397

Union Pacific Corp.
5.700% due 08/15/2018	100	95

UST, Inc.
5.750% due 03/01/2018	3,400	2,987

		20,903

UTILITIES 2.1%

Appalachian Power Co.
6.600% due 05/01/2009	3,900	3,906

Dominion Resources, Inc.
2.366% due 06/17/2010	400	389

Ohio Power Co.
1.605% due 04/05/2010	100	98

Pepco Holdings, Inc.
1.886% due 06/01/2010	4,000	3,737

Verizon Communications, Inc.
1.475% due 04/03/2009	50	50
8.950% due 03/01/2039	1,300	1,500

		9,680

Total Corporate Bonds & Notes (Cost $150,762)		140,728

MUNICIPAL BONDS & NOTES 4.1%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	103
6.899% due 12/01/2040	1,000	999

Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,400	4,732

District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034	2,200	2,211

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	300	171

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	2,300	2,317

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	3,100	3,171

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	100	100

Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033	2,000	2,027

Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032	2,700	2,671

Total Municipal Bonds & Notes (Cost $17,976)		18,502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 68.6%

Fannie Mae
5.000% due 02/25/2017 - 04/01/2039	$21,727	$22,428
5.500% due 05/01/2022 - 05/01/2039	127,426	132,266
5.500% due 09/01/2023 (g)	104	108
5.953% due 06/21/2027	4,000	4,214
6.000% due 08/01/2027 - 04/01/2039	53,296	55,743
6.000% due 06/01/2036 - 11/01/2038 (g)	48,451	50,676
6.500% due 09/01/2037	785	828

Freddie Mac
0.562% due 12/25/2036	50	49
0.706% due 07/15/2019 - 10/15/2020	415	402
0.786% due 02/15/2019	218	211
4.250% due 09/15/2024	23	23
5.500% due 09/01/2037 - 11/01/2038	30,534	31,722
6.000% due 04/01/2039	900	941

Ginnie Mae
5.000% due 05/01/2039	900	930
5.500% due 04/01/2039	2,000	2,082
6.000% due 06/15/2037 - 07/15/2037 (g)	960	1,005

Small Business Administration
5.290% due 12/01/2027	187	202
5.720% due 01/01/2029	2,800	3,080
6.020% due 08/01/2028	3,036	3,382

Total U.S. Government Agencies (Cost $304,975)		310,292

U.S. TREASURY OBLIGATIONS 28.8%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	3,091	3,129
1.750% due 01/15/2028	19,141	18,387
1.875% due 07/15/2013	3,697	3,798
2.375% due 01/15/2017	8,185	8,718
2.375% due 01/15/2025	9,117	9,499
2.500% due 07/15/2016	3,345	3,590

U.S. Treasury Bonds
8.000% due 11/15/2021	5,800	8,586
8.125% due 05/15/2021	13,200	19,573
8.750% due 08/15/2020	35,900	54,792

Total U.S. Treasury Obligations (Cost $127,960)		130,072

MORTGAGE-BACKED SECURITIES 5.8%

Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036	2,941	2,885
5.658% due 06/10/2049	4,300	2,929
5.745% due 02/10/2051	400	285

Bear Stearns Commercial Mortgage Securities
5.116% due 02/11/2041	400	309
5.201% due 12/11/2038	2,100	1,728
5.593% due 06/11/2040	2,042	2,011
5.703% due 06/11/2050	1,300	1,020

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	38	33

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	4,200	2,809

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	1,206	1,052

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Alternative Loan Trust
0.682% due 02/25/2047	$69	$26
0.722% due 06/25/2037	241	90
2.633% due 02/25/2036	26	10

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	43	31
4.785% due 11/25/2034	33	20

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,700	3,401

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	61	43
5.799% due 08/10/2045	1,000	686

GSR Mortgage Loan Trust
5.242% due 11/25/2035	79	51

Harborview Mortgage Loan Trust
0.726% due 12/19/2036	2,468	867

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	11	7

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	12	11

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	68
5.440% due 06/12/2047	1,500	973

JPMorgan Mortgage Trust
5.018% due 02/25/2035	59	47

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	12	9

Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	1,664
5.387% due 03/12/2044	200	154
5.881% due 06/11/2049	1,900	1,374

Structured Asset Securities Corp.
0.572% due 05/25/2036	8	7
4.863% due 10/25/2035	11	7

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	2	2

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	1,800	1,403

WaMu Mortgage Pass-Through Certificates
1.162% due 12/25/2027	44	31
2.363% due 01/25/2047	73	27
3.955% due 09/25/2046	7	3
3.955% due 10/25/2046	17	7

Total Mortgage-Backed Securities (Cost $28,865)		26,080

ASSET-BACKED SECURITIES 5.9%

Access Group, Inc.
2.459% due 10/27/2025	2,073	1,907

Accredited Mortgage Loan Trust
0.642% due 04/25/2036	2	2

ACE Securities Corp.
0.582% due 10/25/2036	7	5
0.602% due 10/25/2036	2	2

American Express Credit Account Master Trust
1.056% due 02/15/2012	4	4
1.956% due 11/15/2016	4,700	4,143

Asset-Backed Funding Certificates
0.582% due 10/25/2036	1	1

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	1	1
0.797% due 09/25/2034	1	1

See Accompanying Notes	Annual Report	March 31, 2009	93

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

BA Credit Card Trust
0.596% due 11/17/2014	$600	$529

Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036	14	12
0.612% due 06/25/2047	48	38

BNC Mortgage Loan Trust
0.622% due 05/25/2037	61	45

Chase Issuance Trust
0.546% due 07/15/2011	5,225	5,212
1.006% due 01/15/2012	200	197
1.306% due 08/17/2015	300	266
2.820% due 09/15/2015	3,800	3,482

Citigroup Mortgage Loan Trust, Inc.
0.582% due 07/25/2045	127	90
0.632% due 08/25/2036	63	56

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	24	22
0.572% due 03/25/2047	2	2
0.572% due 05/25/2047	14	13
0.582% due 03/25/2037	2	2
0.602% due 10/25/2047	94	83
0.612% due 06/25/2037	1,255	1,078
0.632% due 10/25/2046	2	2
0.702% due 09/25/2036	187	130

Credit-Based Asset Servicing & Securitization LLC
0.642% due 07/25/2037	59	46

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 10/25/2036	25	23
0.572% due 11/25/2036	9	8
0.582% due 06/25/2036	1	1

Ford Credit Auto Owner Trust
1.156% due 07/15/2010	48	47

Fremont Home Loan Trust
0.592% due 02/25/2037	1	1

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036	3	3

GSAMP Trust
0.592% due 09/25/2036	3	3
0.592% due 12/25/2036	45	33

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	13	12
0.815% due 01/20/2035	30	21

Honda Auto Receivables Owner Trust
3.770% due 09/20/2010	630	633

Indymac Residential Asset-Backed Trust
0.602% due 07/25/2037	38	33
0.652% due 04/25/2047	115	103

JPMorgan Mortgage Acquisition Corp.
0.572% due 07/25/2036	657	607
0.572% due 10/25/2036	76	67
0.572% due 05/25/2037	2,443	2,051
0.582% due 03/25/2047	55	42
0.602% due 03/25/2037	142	120

Lehman XS Trust
0.592% due 05/25/2046	2	2
0.602% due 11/25/2046	10	9
0.642% due 11/25/2036	1	1

Long Beach Mortgage Loan Trust
0.582% due 10/25/2036	5	5

MASTR Asset-Backed Securities Trust
0.602% due 05/25/2037	42	36

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	$7	$6
0.572% due 07/25/2036	22	15
0.572% due 09/25/2036	5	5
0.572% due 11/25/2036	26	24
0.582% due 05/25/2037	104	83

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	8	7

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	27	24

Option One Mortgage Loan Trust
0.562% due 02/25/2037	3	3
0.582% due 07/25/2037	111	91

Park Place Securities, Inc.
0.834% due 10/25/2034	7	5

Popular ABS Mortgage Pass-Through Trust
0.612% due 01/25/2037	559	486

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036	4	4

Residential Asset Securities Corp.
0.592% due 11/25/2036	4	4
0.592% due 02/25/2037	38	33

Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037	13	13

Saxon Asset Securities Trust
0.582% due 10/25/2046	2	2

SBI HELOC Trust
0.692% due 08/25/2036	5	5

SLM Student Loan Trust
1.139% due 04/25/2014	44	44
1.159% due 10/25/2016	46	46
1.169% due 10/26/2015	9	9
1.659% due 10/25/2017	2,500	2,413
1.839% due 07/25/2013	184	183

Soundview Home Equity Loan Trust
0.582% due 11/25/2036	28	23
0.602% due 06/25/2037	55	41

South Carolina Student Loan Corp.
1.761% due 09/02/2014	146	145
1.811% due 03/01/2018	500	484
2.011% due 03/02/2020	700	652
2.261% due 09/03/2024	600	548

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037	6	5

Structured Asset Securities Corp.
0.572% due 10/25/2036	8	7

Wells Fargo Home Equity Trust
0.622% due 03/25/2037	26	23

Total Asset-Backed Securities (Cost $27,977)		26,700

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
1.351% due 06/01/2009	100	100

Korea Development Bank
1.565% due 04/03/2010	100	97
4.625% due 09/16/2010	3,300	3,249

Mexico Government International Bond
5.950% due 03/19/2019	400	392

Total Sovereign Issues (Cost $3,896)		3,838

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%

Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	$136

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	4,300	1,111

Countrywide Financial Corp.
2.288% due 11/23/2010	EUR	3,800	4,601

General Electric Capital Corp.
5.500% due 09/15/2067		300	165

KeyBank N.A.
2.214% due 11/05/2009		4,200	5,164

KeyCorp
2.088% due 11/22/2010		2,900	3,388

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		4,000	3,646

Morgan Stanley
2.165% due 03/01/2013		1,700	1,731

Total Foreign Currency-Denominated Issues (Cost $22,372)			19,942

		SHARES
CONVERTIBLE PREFERRED STOCKS 2.1%

American International Group, Inc.
8.500% due 08/01/2011		2,300	12

Bank of America Corp.
7.250% due 12/31/2049		4,200	1,783

Wells Fargo & Co.
7.500% due 12/31/2049		15,900	7,616

Total Convertible Preferred Stocks (Cost $13,232)			9,411

PREFERRED STOCKS 0.0%

DG Funding Trust
2.717% due 12/31/2049		2	20

Total Preferred Stocks (Cost $21)			20

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS 1.2%

State Street Bank and Trust Co.
0.080% due 04/01/2009		$5,510	5,510

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $5,624. Repurchase proceeds are $5,510.)

U.S. TREASURY BILLS 0.6%
0.119% due 04/02/2009 - 06/11/2009 (b)(e)		2,780	2,780

Total Short-Term Instruments (Cost $8,290)			8,290

94	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

VALUE (000S)
PURCHASED OPTIONS (i) 0.0%
(Cost $103)	$112

Total Investments 153.5% (Cost $706,667)	694,225

Written Options (j) (0.0%) (Premiums $667)	(133)

Other Assets and Liabilities (Net) (53.5%)	(241,871)

Net Assets 100.0%	$452,221

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Small Cap StocksPLUS® TR Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $2,780 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $93,575 at a weighted average interest rate of 1.922%. On March 31, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $38,991 and cash of $35,995 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	4	$54
90-Day Eurodollar December Futures	Long	12/2009	16	87
90-Day Eurodollar June Futures	Long	06/2009	290	1,665
90-Day Eurodollar June Futures	Long	06/2010	4	25
90-Day Eurodollar March Futures	Long	03/2010	13	77
90-Day Eurodollar September Futures	Long	09/2009	29	176
90-Day Eurodollar September Futures	Long	09/2010	4	26
E-mini Russell 2000 Index June Futures	Long	06/2009	8,523	26,945
S&P 500 Index June Futures	Short	06/2009	2	(20)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	59	186
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	37

				$29,258

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	5.000%	12/20/2013	21.481%	$900	$(334)	$(81)	$(253)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	1.340%	1,000	23	0	23
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	300	(136)	0	(136)
CIT Group, Inc.	MSC	5.650%	03/20/2013	12.341%	100	(17)	0	(17)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	100	(15)	0	(15)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	7.440%	1,800	(182)	0	(182)
General Electric Capital Corp.	BCLY	4.500%	12/20/2013	7.440%	2,300	(225)	0	(225)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	7.440%	1,700	(154)	0	(154)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	300	(31)	0	(31)
General Electric Capital Corp.	CITI	4.850%	12/20/2013	7.440%	900	(77)	0	(77)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	900	(80)	0	(80)
General Motors Corp.	DUB	7.700%	03/20/2013	102.374%	100	(79)	0	(79)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	300	(246)	(53)	(193)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	1,000	(369)	(135)	(234)
SLM Corp.	CITI	5.600%	09/20/2009	42.889%	1,500	(225)	0	(225)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	1,900	(702)	(271)	(431)

						$(2,849)	$(540)	$(2,309)

See Accompanying Notes	Annual Report	March 31, 2009	95

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$97	$0	$0	$0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	195	(2)	0	(2)

					$(2)	$0	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	100	$2	$0	$2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	0	0	0
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(2)	0	(2)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	1	(1)	2
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	3	0	3
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	700	19	2	17
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$3,000	83	(5)	88
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,300	33	2	31
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,100	55	40	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,200	60	38	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,100	55	25	30
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	300	2	2	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	104	(13)	117
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	100	1	(3)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	1	(2)	3
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	10	(2)	12
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	40	0	40
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	45	0	45
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		500	75	0	75

							$585	$83	$502

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	46,060	1-Month USD-LIBOR less 1.600%	$77,601	10/15/2009	MLP	$7,421

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$76.000	05/22/2009	59	$1	$1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	66.000	05/22/2009	56	0	1
Put - NYBEX Mini Russell 2000 Index June Futures	150.000	04/17/2009	1,500	41	15
Put - NYBEX Mini Russell 2000 Index June Futures	160.000	04/17/2009	500	11	5

				$53	$22

96	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$19
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	8	26
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	23

							$25	$90

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$80.000	05/05/2009	$12,000	$1	$0
Put - OTC Fannie Mae 5.500% due 06/01/2039	93.000	06/04/2009	120,000	14	0
Put - OTC Fannie Mae 6.000% due 05/01/2039	90.000	05/05/2009	4,000	0	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	92.000	06/04/2009	30,000	4	0
Put - OTC Freddie Mac 6.000% due 05/01/2039	90.000	05/05/2009	900	0	0
Put - OTC Ginnie Mae 5.000% due 05/01/2039	80.000	05/12/2009	900	0	0
Put - OTC U.S. Treasury Bond 8.750% due 08/15/2020	84.000	06/12/2009	47,900	6	0

				$25	$0

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	6	$4	$4
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	174	43	42
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	165	61	35
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	15	10	11
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	39	12	4

				$130	$96

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	1,500	$17	$1
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,000	11	0
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,500	16	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		1,500	17	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$4,500	35	7
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		4,000	16	2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		5,500	25	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		3,000	16	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		3,000	14	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	10	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	19	3
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		6,000	29	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		6,000	27	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	10	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,500	7	2
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	15	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		7,000	7	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		7,000	55	0
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		11,000	12	1
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		11,000	87	1
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	10	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	11	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		11,500	42	4

								$524	$37

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$2,000	$13	$0

See Accompanying Notes	Annual Report	March 31, 2009	97

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Transactions in written call and put options for the period ended March 31, 2009:
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	22	$1,000	EUR	0	$37
Sales	884	105,300		8,000	1,015
Closing Buys	(507)	(10,300)		(2,500)	(385)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2009	399	$96,000	EUR	5,500	$667

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$900	$932	$932

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	11	04/2009	$0	$0	$0
Sell		BCLY	11	04/2009	0	0	0
Buy		HSBC	11	04/2009	0	0	0
Sell		HSBC	11	04/2009	0	0	0
Sell	BRL	HSBC	446	04/2009	7	0	7
Buy		JPM	594	04/2009	0	(8)	(8)
Sell		JPM	149	04/2009	2	0	2
Buy		BCLY	10	06/2009	0	0	0
Sell		BCLY	10	06/2009	0	0	0
Buy		HSBC	451	06/2009	0	(6)	(6)
Sell		HSBC	5	06/2009	0	0	0
Buy		JPM	149	06/2009	0	(2)	(2)
Sell		RBC	46	06/2009	5	0	5
Buy		RBS	26	06/2009	0	0	0
Sell		RBS	26	06/2009	0	0	0
Sell		UBS	265	06/2009	0	0	0
Buy	CAD	JPM	318	04/2009	0	(7)	(7)
Buy	CNY	BCLY	3,849	07/2009	0	(29)	(29)
Sell		BCLY	1,008	07/2009	0	(8)	(8)
Sell		CITI	5,564	07/2009	0	(18)	(18)
Buy		DUB	10,657	07/2009	0	(85)	(85)
Sell		DUB	4,438	07/2009	0	(16)	(16)
Buy		HSBC	3,642	07/2009	0	(25)	(25)
Sell		HSBC	5,082	07/2009	0	(17)	(17)
Buy		JPM	3,766	07/2009	0	(33)	(33)
Sell		JPM	5,821	07/2009	0	(23)	(23)
Buy		BCLY	1,799	09/2009	6	0	6
Sell		BCLY	554	09/2009	0	(2)	(2)
Buy		CITI	69	09/2009	0	0	0
Buy		DUB	138	09/2009	1	0	1
Buy		HSBC	139	09/2009	1	0	1
Sell		HSBC	638	09/2009	0	(3)	(3)
Sell		JPM	954	09/2009	0	(4)	(4)
Buy		BCLY	878	03/2010	0	(1)	(1)
Buy		HSBC	880	03/2010	0	(1)	(1)
Buy		JPM	5,363	03/2010	0	(6)	(6)
Buy	EUR	BCLY	749	04/2009	0	(20)	(20)
Sell		HSBC	15,003	04/2009	0	(986)	(986)
Sell	GBP	BCLY	746	04/2009	29	0	29
Sell		DUB	202	04/2009	3	0	3
Sell		MSC	338	04/2009	4	0	4
Buy	INR	BCLY	2,510	04/2009	0	(1)	(1)
Sell		BCLY	1,686	04/2009	0	(1)	(1)
Buy		BOA	1,525	04/2009	0	0	0
Buy		CITI	1,500	04/2009	0	0	0
Buy		DUB	1,008	04/2009	0	0	0
Sell		DUB	1,459	04/2009	0	(1)	(1)
Buy		HSBC	2,001	04/2009	0	(1)	(1)
Sell		JPM	5,398	04/2009	0	(3)	(3)
Buy	JPY	RBS	23,535	05/2009	0	(1)	(1)
Buy	KWD	HSBC	2	04/2009	0	(1)	(1)

98	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KWD	HSBC	2	04/2009	$0	$0	$0
Buy	MYR	BCLY	35	04/2009	0	(1)	(1)
Sell		BCLY	23	04/2009	0	0	0
Buy		CITI	35	04/2009	0	0	0
Buy		HSBC	71	04/2009	0	(1)	(1)
Sell		JPM	119	04/2009	0	0	0
Buy	PHP	CITI	967	05/2009	0	0	0
Sell		DUB	1,452	05/2009	0	(2)	(2)
Buy		JPM	485	05/2009	0	0	0
Buy	RUB	JPM	1,351	05/2009	0	(17)	(17)
Sell		UBS	1,351	05/2009	16	0	16
Buy	SAR	HSBC	11	04/2009	0	0	0
Sell		HSBC	11	04/2009	0	0	0
Buy		JPM	11	04/2009	0	0	0
Sell		JPM	11	04/2009	0	0	0
Sell	SGD	BCLY	39	04/2009	0	0	0
Buy		CITI	73	04/2009	0	(2)	(2)
Sell		CITI	30	04/2009	0	0	0
Buy		DUB	44	04/2009	0	(1)	(1)
Buy		HSBC	15	04/2009	0	0	0
Sell		HSBC	83	04/2009	0	0	0
Sell		JPM	14	04/2009	0	0	0
Buy		RBS	19	04/2009	0	(1)	(1)
Buy		UBS	15	04/2009	0	0	0
Buy		HSBC	29	07/2009	0	(1)	(1)
Sell		HSBC	29	07/2009	0	0	0

					$74	$(1,335)	$(1,261)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$9,664	$684,561	$0	$694,225
Short Sales, at value	0	(932)	0	(932)
Other Financial Instruments ++	29,258	4,353	(135)	33,476

Total	$38,922	$687,982	$(135)	$726,769

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$22	$(2)	$0	$0	$(10)	$(10)	$0
Other Financial Instruments ++	(41)	0	0	0	(92)	(2)	(135)

Total	$(19)	$(2)	$0	$0	$(102)	$(12)	$(135)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	99

Schedule of Investments  StocksPLUS® Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 10.5%

Short-Term Floating NAV Portfolio	2,500,116	$25,014

Total PIMCO Funds (Cost $25,013)		25,014

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

Sensata Technologies BV
2.934% due 04/27/2013	$2,450	1,058

Total Bank Loan Obligations (Cost $2,452)		1,058

CORPORATE BONDS & NOTES 38.9%

BANKING & FINANCE 24.2%

American Express Credit Corp.
0.677% due 12/02/2010 (e)	500	450

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	1,100	952

Bank of America Corp.
8.000% due 12/29/2049	6,000	2,406

Bank of America N.A.
1.600% due 06/15/2016	2,300	1,461

Bear Stearns Cos. LLC
1.262% due 10/22/2010 (e)	2,400	2,348
1.366% due 05/18/2010 (e)	4,800	4,729
1.448% due 08/15/2011 (e)	1,300	1,202

Capital One Financial Corp.
1.572% due 09/10/2009 (e)	1,800	1,744

CIT Group, Inc.
1.481% due 02/13/2012 (e)	500	307
12.000% due 12/18/2018 (e)	300	174

Citigroup, Inc.
6.125% due 11/21/2017 (e)	1,100	956

Comerica Bank
0.612% due 06/30/2010	4,100	3,699
1.341% due 05/10/2010 (e)	1,400	1,279

Deutsche Bank AG
1.538% due 02/17/2015	1,700	1,216

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	86
7.375% due 10/28/2009	600	538
7.875% due 06/15/2010	200	165

General Electric Capital Corp.
1.472% due 10/06/2010 (e)	500	458

HSBC Finance Corp.
1.691% due 06/01/2016	3,400	1,860

International Lease Finance Corp.
4.875% due 09/01/2010 (e)	500	365
4.950% due 02/01/2011 (e)	6,000	3,966
5.625% due 09/15/2010 (e)	300	222

JPMorgan Chase & Co.
1.281% due 05/07/2010	2,800	2,742

KeyCorp
0.621% due 05/26/2009 (e)	1,300	1,293

Lehman Brothers Holdings, Inc.
2.911% due 08/21/2009 (a)	1,500	188
2.951% due 05/25/2010 (a)	9,500	1,188
3.011% due 12/23/2010 (a)	2,500	312
3.052% due 11/10/2009 (a)	1,300	162

Marshall & Ilsley Corp.
5.626% due 08/17/2009 (e)	900	876

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010 (e)	$200	$188

Metropolitan Life Global Funding I
1.278% due 05/17/2010	3,700	3,494

Morgan Stanley
1.184% due 01/15/2010 (e)	1,400	1,347
1.392% due 01/18/2011	3,300	2,980

Residential Capital LLC
4.351% due 05/22/2009	2,300	2,035

Sun Life Financial Global Funding LP
1.619% due 07/06/2011 (e)	1,000	888

VTB Capital S.A.
2.870% due 11/02/2009	3,100	2,957

Wachovia Corp.
1.224% due 10/15/2011 (e)	5,700	5,057
1.514% due 10/28/2015 (e)	2,000	1,333

Wells Fargo & Co.
7.980% due 02/28/2049	300	141

		57,764

INDUSTRIALS 14.0%

BP AMI Leasing, Inc.
1.236% due 06/26/2009	3,900	3,901

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	616

Daimler Finance North America LLC
5.750% due 09/08/2011 (e)	1,400	1,324
7.300% due 01/15/2012	3,000	2,878

Home Depot, Inc.
1.445% due 12/16/2009 (e)	1,300	1,276

Hospira, Inc.
1.712% due 03/30/2010 (e)	2,400	2,239

International Business Machines Corp.
1.764% due 07/28/2011 (e)	4,000	3,944

Pemex Project Funding Master Trust
1.864% due 12/03/2012	3,600	3,051

Reynolds American, Inc.
2.020% due 06/15/2011	2,800	2,522

Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,800	2,801

Time Warner, Inc.
1.461% due 11/13/2009 (e)	3,900	3,828

UnitedHealth Group, Inc.
2.541% due 02/07/2011	5,200	5,008

		33,388

UTILITIES 0.7%

NiSource Finance Corp.
1.821% due 11/23/2009	600	572

Telecom Italia Capital S.A.
1.650% due 02/01/2011	1,300	1,128

		1,700

Total Corporate Bonds & Notes (Cost $116,922)		92,852

U.S. GOVERNMENT AGENCIES 90.4%

Fannie Mae
0.642% due 03/25/2034 (e)	1,089	971
0.922% due 05/25/2031 (e)	2,900	2,809
1.750% due 03/23/2011	33,700	33,940
3.022% due 07/01/2044 (e)	327	324

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.770% due 11/01/2035 (e)	$747	$764
4.007% due 04/01/2018 (e)	46	46
4.469% due 07/01/2028 (e)	37	37
4.483% due 11/01/2028 (e)	54	54
4.498% due 11/01/2028 (e)	60	60
4.507% due 04/01/2028 (e)	35	35
4.525% due 11/01/2027 (e)	40	40
4.731% due 04/01/2035 (e)	5,366	5,474
4.891% due 02/01/2027	5	5
4.997% due 12/01/2023	3	3
5.000% due 02/25/2017 - 04/01/2039	15,122	15,600
5.000% due 12/01/2019 - 06/01/2037 (f)	7,166	7,453
5.000% due 04/01/2020 - 04/01/2037 (e)	17,955	18,663
5.000% due 09/01/2020 (e)(f)	53	55
5.072% due 12/01/2033 (e)	1,108	1,137
5.121% due 12/01/2036 (e)	1,502	1,524
5.149% due 05/01/2022	4	4
5.294% due 09/01/2034 (e)	1,441	1,439
5.500% due 09/01/2033 - 11/01/2038 (e)	38,297	39,817
5.500% due 09/01/2033 - 04/01/2038 (f)	2,329	2,425
5.500% due 03/01/2036 - 04/01/2039	6,063	6,293
5.691% due 08/01/2029 (e)	29	29
6.000% due 01/01/2017 - 10/01/2038 (e)	29,662	31,032
6.000% due 06/01/2017 (f)	708	745
6.000% due 10/01/2033 - 05/01/2039	20,005	20,846
7.000% due 02/01/2015 - 03/01/2015 (e)	784	819
7.500% due 09/01/2015 - 05/01/2016 (e)	591	622
8.000% due 03/01/2030 - 07/01/2031	44	48
8.000% due 05/01/2030 (e)	36	39
8.000% due 04/01/2031 (f)	57	62

Freddie Mac
0.906% due 12/15/2030 (e)	983	972
0.956% due 06/15/2018 (e)	363	357
3.023% due 02/25/2045 (e)	1,607	1,381
4.501% due 12/01/2022 (e)	34	35
4.697% due 06/01/2035 (e)	3,873	3,911
4.742% due 07/01/2019 (e)	433	443
4.881% due 06/01/2022	15	15
5.000% due 07/15/2024 (e)	2,048	2,086
5.500% due 08/15/2030	17	17
5.500% due 10/01/2038 (e)	2,785	2,894
6.000% due 03/01/2016 - 01/01/2029	61	64
6.000% due 03/01/2016 - 08/01/2038 (e)	4,763	5,003
6.000% due 07/01/2033 - 10/01/2033 (f)	245	257
6.500% due 10/25/2043	1,979	2,073
8.500% due 04/01/2025 - 06/01/2025	23	26

Ginnie Mae
0.945% due 09/20/2030	3	3
4.125% due 12/20/2022 - 12/20/2027 (e)	350	352
4.625% due 07/20/2018 - 07/20/2027 (e)	1,594	1,606
4.625% due 08/20/2024 - 08/20/2026	20	20
5.375% due 02/20/2026 - 01/20/2028 (e)	718	732
5.375% due 06/20/2027 - 02/20/2028	35	36

100	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 04/20/2030 (f)	$161	$175

Total U.S. Government Agencies (Cost $211,648)		215,672

MORTGAGE-BACKED SECURITIES 12.2%

Bank Mart
4.567% due 03/01/2019 (j)	518	414

Bear Stearns Adjustable Rate Mortgage Trust
5.031% due 04/25/2033	539	456
5.108% due 11/25/2034	2,254	2,161
5.206% due 01/25/2034	1,494	1,013
5.320% due 02/25/2033	88	77
5.583% due 01/25/2034	82	72

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	533	264

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	1,752	1,109
5.733% due 12/26/2046	989	570

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	21	17

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	1,350	1,037

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	1,489	485
6.000% due 10/25/2033	968	935

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	381	289
4.510% due 06/25/2032	34	24
5.329% due 06/25/2032	10	8

Fund America Investors Corp. II
4.572% due 06/25/2023	11	10

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	1,281	1,027
0.792% due 11/25/2045	606	277

GSR Mortgage Loan Trust
0.872% due 01/25/2034	291	222

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	3,660	1,302

Impac CMB Trust
1.282% due 10/25/2033	66	45
1.522% due 07/25/2033	1,337	972

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	544	372

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	785	724

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	198	147

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	718	398

Morgan Stanley Capital I
0.617% due 10/15/2020	538	397

Prime Mortgage Trust
0.922% due 02/25/2019	99	95
0.922% due 02/25/2034	587	476

Resecuritization Mortgage Trust
0.771% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	432	391

Salomon Brothers Mortgage Securities VII, Inc.
5.107% due 12/25/2030	545	491

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	828	318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.806% due 07/19/2035	$1,504	$983
9.435% due 06/25/2029	667	724

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	2,398	1,656
0.646% due 09/15/2021	5,120	3,532

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	840	348
0.812% due 10/25/2045	469	193
2.633% due 02/25/2046	4,394	1,640
2.833% due 11/25/2042	196	120
3.033% due 06/25/2042	719	542
3.705% due 02/27/2034	1,749	1,398

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	1,992	1,364

Total Mortgage-Backed Securities (Cost $44,998)		29,096

ASSET-BACKED SECURITIES 8.6%

AFC Home Equity Loan Trust
1.072% due 06/25/2028	342	145

Bear Stearns Asset-Backed Securities Trust
0.612% due 06/25/2047	672	534

Chase Funding Mortgage Loan Asset-Backed Certificates
1.262% due 10/25/2032	229	192

Chase Issuance Trust
2.820% due 09/15/2015	5,200	4,764

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037	5,964	4,753
0.582% due 07/25/2045	6,598	4,689

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	290	138

First NLC Trust
0.592% due 08/25/2037	3,297	2,081

HFC Home Equity Loan Asset-Backed Certificates
0.815% due 01/20/2035	1,615	1,118

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	428	249

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	141	130
0.582% due 03/25/2047	1,319	1,007

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	50	20

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	305	279

Saxon Asset Securities Trust
0.582% due 10/25/2046	177	170

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	149	145

Total Asset-Backed Securities (Cost $26,744)		20,414

SOVEREIGN ISSUES 6.0%

Export-Import Bank of Korea
1.351% due 06/01/2009	2,400	2,396
1.478% due 11/16/2010	5,900	5,826
8.125% due 01/21/2014	3,100	3,209

Hydro Quebec
1.875% due 09/29/2049	1,200	876

Korea Development Bank
1.531% due 11/22/2012	2,200	1,994

Total Sovereign Issues (Cost $14,622)		14,301

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%

American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	$472

ASB Finance Ltd.
2.025% due 02/13/2012	EUR	2,400	2,904

SLM Corp.
1.850% due 12/15/2010		2,500	2,063

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	951

Wachovia Corp.
2.125% due 02/13/2014	EUR	700	750

Total Foreign Currency-Denominated Issues (Cost $7,825)			7,140

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.0%

American International Group, Inc.
8.500% due 08/01/2011		109,100	589

Wells Fargo & Co.
7.500% due 12/31/2049		3,500	1,676

Total Convertible Preferred Stocks (Cost $3,275)			2,265

PREFERRED STOCKS 3.8%

DG Funding Trust
2.717% due 12/31/2049		913	9,144

Total Preferred Stocks (Cost $9,564)			9,144

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.9%

REPURCHASE AGREEMENTS 0.7%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		$1,737	1,737

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $1,774. Repurchase proceeds are $1,737.)

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (d)		1,140	1,140

U.S. TREASURY BILLS 11.7%
0.112% due 04/02/2009 - 06/11/2009 (b)(d)		27,840	27,837

Total Short-Term Instruments (Cost $30,715)			30,714

			VALUE (000S)
PURCHASED OPTIONS (h) 0.4%
(Cost $217)			898

Total Investments 188.1% (Cost $493,995)			$448,568

Written Options (i) (0.0%) (Premiums $96)			(35)

Other Assets and Liabilities (Net) (88.1%)			(210,062)

Net Assets 100.0%			$238,471

See Accompanying Notes	Annual Report	March 31, 2009	101

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The StocksPLUS® Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $25,857 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $140,797 at a weighted average interest rate of 2.070%. On March 31, 2009, securities valued at $172,012 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $11,128 and cash of $9,365 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	62	$340
90-Day Eurodollar June Futures	Long	06/2009	203	1,095
90-Day Eurodollar March Futures	Long	03/2010	40	234
90-Day Eurodollar September Futures	Long	09/2009	99	584
E-mini S&P 500 Index June Futures	Long	06/2009	1,386	4,633
S&P 500 Index June Futures	Short	06/2009	50	(512)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	89
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	219	2,000
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	239

				$8,702

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	$1,400	$24	$0	$24

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	1.950%	03/20/2013	6.636%	$1,600	$(229)	$0	$(229)
American Express Co.	CITI	4.250%	12/20/2013	6.375%	800	(59)	0	(59)
American Express Co.	DUB	2.060%	03/20/2013	6.636%	800	(112)	0	(112)
American International Group, Inc.	BOA	0.910%	12/20/2012	23.398%	600	(265)	0	(265)
American International Group, Inc.	BOA	0.930%	12/20/2012	23.398%	1,000	(441)	0	(441)
American International Group, Inc.	RBS	0.780%	12/20/2012	23.398%	600	(266)	0	(266)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.844%	600	(58)	0	(58)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	3.844%	1,500	(153)	0	(153)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	3.844%	1,800	(179)	0	(179)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	3.844%	1,500	(152)	0	(152)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	1,300	(57)	0	(57)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	1,100	(215)	(275)	60
CIT Group, Inc.	JPM	5.750%	03/20/2013	12.341%	1,500	(252)	0	(252)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	1,600	(51)	(63)	12
General Electric Capital Corp.	BNP	0.770%	03/20/2013	7.751%	1,400	(290)	0	(290)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	7.440%	2,800	(264)	0	(264)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	600	(55)	0	(55)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	700	(80)	0	(80)
General Electric Capital Corp.	CITI	4.200%	12/20/2013	7.440%	1,300	(140)	0	(140)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	800	(83)	0	(83)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	7.440%	900	(96)	0	(96)
General Electric Capital Corp.	MSC	0.750%	03/20/2013	7.751%	2,300	(477)	0	(477)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	1,800	(1,465)	0	(1,465)
General Motors Corp.	DUB	5.000%	09/20/2009	164.218%	3,800	(1,975)	0	(1,975)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	1,400	(1,139)	0	(1,139)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	1,000	(814)	0	(814)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,000	(115)	0	(115)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	1,400	(163)	0	(163)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	1,000	(10)	0	(10)
MBIA, Inc.	BOA	2.800%	12/20/2012	34.161%	600	(318)	0	(318)
MBIA, Inc.	DUB	3.400%	12/20/2012	54.559%	600	(391)	0	(391)
MetLife, Inc.	JPM	1.700%	03/20/2013	8.943%	1,000	(208)	0	(208)
Mexico Government International Bond	BCLY	0.390%	01/20/2012	3.586%	5,000	(414)	0	(414)

102	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	$1,000	$13	$0	$13
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	3.650%	1,400	(186)	0	(186)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	10.746%	1,500	(364)	0	(364)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	10.746%	900	(217)	0	(217)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	10.746%	2,500	(596)	0	(596)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	10.746%	1,600	(364)	0	(364)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	10.746%	600	(144)	0	(144)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	10.746%	600	(137)	0	(137)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	1,400	(557)	0	(557)
SLM Corp.	BOA	5.025%	03/20/2013	27.118%	1,300	(475)	0	(475)
SLM Corp.	JPM	4.550%	03/20/2010	42.889%	600	(161)	0	(161)
SLM Corp.	JPM	4.930%	03/20/2013	27.118%	1,500	(550)	0	(550)
SLM Corp.	MLP	4.600%	03/20/2010	42.889%	800	(215)	0	(215)
Wachovia Corp.	RBS	1.700%	03/20/2013	3.028%	500	(23)	0	(23)

						$(14,962)	$(338)	$(14,624)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,877	$(602)	$0	$(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,170	(143)	0	(143)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,889	2	0	2
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	(2)	0	(2)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	(5)	0	(5)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(756)	$0	$(756)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$107	$0	$107
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,200	25	1	24
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		700	15	0	15
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	6	0	6
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	(5)	0	(5)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	0	0	0
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	26	3	23
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	26	2	24
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(16)	(33)	17
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	10	1	9
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$33,900	1,114	(333)	1,447
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		58,700	1,929	(174)	2,103
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,500	56	(128)	184
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		3,200	119	(60)	179
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		600	22	(7)	29
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	19,700	238	(377)	615
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	82	(17)	99
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		100	13	0	13
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$5,900	(977)	(829)	(148)

							$2,842	$(1,951)	$4,793

See Accompanying Notes	Annual Report	March 31, 2009	103

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	S&P 500 Index	44,836	3-Month USD-LIBOR less 0.300%	$57,971	09/30/2009	MLP	$0
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less 0.070%	139,681	01/29/2010	MLP	(8,038)

							$(8,038)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,300	$14	$49
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	11
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	45
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	572
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	98
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	28	123

							$217	$898

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	10	$4	$1
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	113	35	25

				$39	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$1,000	$7	$1
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	7	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	8	1

							$57	$9

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$79,600	$2,119
Sales	7,940	15,300	4,126
Closing Buys	(3,784)	(84,400)	(4,353)
Expirations	(3,254)	0	(1,391)
Exercised	(779)	0	(405)

Balance at 03/31/2009	123	$10,500	$96

(j)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$519	$414	0.07%

104	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$10,000	$10,266	$10,380

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	349	04/2009	$0	$(2)	$(2)
Sell		BCLY	349	04/2009	0	(1)	(1)
Buy		HSBC	350	04/2009	0	(2)	(2)
Sell		HSBC	350	04/2009	0	(1)	(1)
Sell	BRL	HSBC	194	04/2009	3	0	3
Buy		JPM	259	04/2009	0	(3)	(3)
Sell		JPM	65	04/2009	1	0	1
Sell		BCLY	48	06/2009	0	0	0
Buy		HSBC	194	06/2009	0	(3)	(3)
Sell		HSBC	24	06/2009	0	0	0
Buy		JPM	65	06/2009	0	(1)	(1)
Buy		RBS	99	06/2009	1	0	1
Sell		RBS	99	06/2009	0	(1)	(1)
Buy		UBS	249	06/2009	0	0	0
Buy	CAD	JPM	139	04/2009	0	(3)	(3)
Buy	CNY	BCLY	4,705	07/2009	0	(37)	(37)
Sell		BCLY	26,255	07/2009	0	(47)	(47)
Sell		CITI	80	07/2009	0	(1)	(1)
Buy		DUB	14,422	07/2009	0	(115)	(115)
Sell		DUB	79	07/2009	0	(1)	(1)
Buy		HSBC	15,688	07/2009	32	(36)	(4)
Sell		HSBC	1,140	07/2009	0	(4)	(4)
Buy		JPM	2,711	07/2009	0	(24)	(24)
Sell		JPM	9,973	07/2009	0	(33)	(33)
Buy		BCLY	1,917	09/2009	4	0	4
Sell		BCLY	5,860	09/2009	0	(21)	(21)
Buy		CITI	1,249	09/2009	3	0	3
Sell		CITI	6,009	09/2009	0	(21)	(21)
Buy		DUB	5,543	09/2009	13	0	13
Buy		HSBC	2,496	09/2009	6	0	6
Sell		HSBC	147	09/2009	0	(1)	(1)
Buy		JPM	1,035	09/2009	2	0	2
Sell		JPM	224	09/2009	0	(1)	(1)
Buy		BCLY	382	03/2010	0	0	0
Buy		HSBC	382	03/2010	0	0	0
Buy		JPM	2,333	03/2010	0	(2)	(2)
Buy	EUR	BCLY	1,545	04/2009	0	(41)	(41)
Sell		HSBC	7,405	04/2009	0	(487)	(487)
Buy	GBP	BCLY	120	04/2009	0	(2)	(2)
Buy		CITI	369	04/2009	0	(14)	(14)
Buy		DUB	406	04/2009	0	(8)	(8)
Sell		DUB	1,279	04/2009	19	0	19
Buy		GSC	203	04/2009	0	(4)	(4)
Buy		MSC	403	04/2009	0	(14)	(14)
Sell		MSC	2,140	04/2009	25	0	25
Buy		UBS	364	04/2009	0	(15)	(15)
Buy	INR	BCLY	23,188	04/2009	0	(8)	(8)
Sell		BCLY	5,374	04/2009	0	(4)	(4)
Buy		BOA	15,246	04/2009	0	0	0
Buy		CITI	13,000	04/2009	0	(4)	(4)
Buy		DUB	13,104	04/2009	0	(2)	(2)
Sell		DUB	4,699	04/2009	0	(3)	(3)
Buy		HSBC	19,006	04/2009	0	(5)	(5)
Sell		JPM	73,471	04/2009	20	(11)	9
Sell	JPY	BNP	50,425	05/2009	9	0	9
Buy		RBS	10,212	05/2009	0	0	0
Sell		MSC	50,425	06/2009	8	0	8
Buy	KWD	HSBC	53	04/2009	0	(21)	(21)
Sell		HSBC	53	04/2009	5	0	5
Buy	MYR	BCLY	595	04/2009	0	(7)	(7)
Sell		BCLY	976	04/2009	0	(1)	(1)
Buy		BOA	491	04/2009	0	(5)	(5)
Buy		CITI	984	04/2009	0	(10)	(10)

See Accompanying Notes	Annual Report	March 31, 2009	105

Schedule of Investments StocksPLUS® Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	CITI	477	04/2009	$0	$(1)	$(1)
Buy		HSBC	1,141	04/2009	0	(7)	(7)
Sell		JPM	1,758	04/2009	0	(4)	(4)
Buy	NZD	JPM	9,740	04/2009	9	0	9
Buy	PHP	BCLY	1,502	05/2009	0	0	0
Buy		CITI	36,750	05/2009	2	(4)	(2)
Sell		DUB	49,406	05/2009	0	(78)	(78)
Buy		JPM	11,155	05/2009	0	0	0
Buy	RUB	JPM	38,409	05/2009	0	(484)	(484)
Sell		UBS	38,409	05/2009	462	0	462
Buy	SAR	HSBC	359	04/2009	0	(1)	(1)
Sell		HSBC	359	04/2009	0	(1)	(1)
Buy		JPM	358	04/2009	0	(1)	(1)
Sell		JPM	358	04/2009	0	(1)	(1)
Sell	SGD	BCLY	307	04/2009	1	0	1
Buy		CITI	1,708	04/2009	0	(47)	(47)
Sell		CITI	300	04/2009	1	0	1
Buy		DUB	1,251	04/2009	0	(28)	(28)
Buy		HSBC	995	04/2009	1	(20)	(19)
Sell		HSBC	4,148	04/2009	57	0	57
Sell		JPM	161	04/2009	0	0	0
Buy		RBS	547	04/2009	0	(13)	(13)
Buy		UBS	414	04/2009	0	(8)	(8)
Buy		HSBC	492	07/2009	0	(17)	(17)
Sell		HSBC	492	07/2009	0	0	0

					$684	$(1,742)	$(1,058)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$27,279	$419,924	$1,365	$448,568
Short Sales, at value	0	(10,380)	0	(10,380)
Other Financial Instruments ++	8,702	(19,869)	175	(10,992)

Total	$35,981	$389,675	$1,540	$427,196

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$5,181	$(3,858)	$91	$0	$(49)	$0	$1,365
Other Financial Instruments ++	(860)	0	0	0	321	714	175

Total	$4,321	$(3,858)	$91	$0	$272	$714	$1,540

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

106	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Long Duration Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 12.0%

Short-Term Floating NAV Portfolio	2,469,792	$24,710

Total PIMCO Funds (Cost $24,710)		24,710

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 40.1%

BANKING & FINANCE 16.3%

ABX Financing Co.
6.350% due 10/15/2036	$600	506

American Express Co.
8.150% due 03/19/2038	900	820

American International Group, Inc.
5.850% due 01/16/2018	900	353

Bank of America Corp.
5.650% due 05/01/2018	500	418

Bank of America N.A.
1.777% due 06/23/2010	1,900	1,759
6.000% due 10/15/2036	1,900	1,262

Barclays Bank PLC
7.700% due 04/29/2049	300	132

Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	585
7.250% due 02/01/2018	700	725

BNP Paribas
5.186% due 06/29/2049	700	288

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	300	283

Citigroup Funding, Inc.
2.291% due 05/07/2010	600	539

Citigroup, Inc.
5.875% due 05/29/2037	2,100	1,619
6.125% due 08/25/2036	800	431
6.625% due 06/15/2032	600	335
6.875% due 03/05/2038	500	438
8.400% due 04/29/2049	500	283

Credit Agricole S.A.
6.637% due 05/29/2049	200	60

Credit Suisse USA, Inc.
0.625% due 11/20/2009	300	296
1.331% due 11/20/2009	300	296
1.438% due 08/16/2011	700	643

General Electric Capital Corp.
5.875% due 01/14/2038	600	430
6.750% due 03/15/2032	2,900	2,360

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	1,400	1,274
6.125% due 02/15/2033	2,080	1,739
6.750% due 10/01/2037	300	204

HBOS Capital Funding LP
6.071% due 06/29/2049	600	144

HBOS PLC
6.750% due 05/21/2018	500	386

HSBC Holdings PLC
6.500% due 09/15/2037	2,700	2,218

John Deere Capital Corp.
2.042% due 06/10/2011	1,700	1,616

JPMorgan Chase & Co.
6.400% due 05/15/2038	2,500	2,463

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)	$500	$0

Merrill Lynch & Co., Inc.
6.110% due 01/29/2037	200	100
6.400% due 08/28/2017	600	431

Morgan Stanley
3.338% due 05/14/2010	2,200	2,144
6.625% due 04/01/2018	400	382
7.250% due 04/01/2032	400	358

Prudential Financial, Inc.
6.625% due 12/01/2037	700	380

Rabobank Capital Funding Trust
5.254% due 12/29/2049	1,900	856

Sallie Mae, Inc.
0.000% due 10/03/2022	655	351

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	606

UBS AG
5.875% due 12/20/2017	100	86

Wachovia Bank N.A.
2.138% due 05/14/2010	1,400	1,353
5.850% due 02/01/2037	750	546
6.600% due 01/15/2038	300	238

Wachovia Corp.
1.311% due 12/01/2009	600	591

Wells Fargo & Co.
5.375% due 02/07/2035	200	149

Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	296

		33,772

INDUSTRIALS 11.0%

Amgen, Inc.
6.400% due 02/01/2039	1,000	966
6.900% due 06/01/2038	200	206

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	900	750

Apache Corp.
6.000% due 01/15/2037	300	291

AstraZeneca PLC
6.450% due 09/15/2037	800	834

Canadian National Railway Co.
6.375% due 11/15/2037	100	106

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	1,800	1,392

Caterpillar, Inc.
6.050% due 08/15/2036	400	345

Comcast Corp.
6.500% due 11/15/2035	200	177
6.950% due 08/15/2037	700	655
7.050% due 03/15/2033	600	560

CSX Corp.
6.150% due 05/01/2037	1,000	710

Devon Energy Corp.
7.950% due 04/15/2032	400	416

Devon Financing Corp. ULC
7.875% due 09/30/2031	400	410

EnCana Corp.
6.500% due 08/15/2034	600	495
6.625% due 08/15/2037	500	437

Energy Transfer Partners LP
6.625% due 10/15/2036	500	373

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Enterprise Products Operating LLC
5.750% due 03/01/2035	$200	$147

GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034	700	628

International Business Machines Corp.
5.875% due 11/29/2032	400	390
8.000% due 10/15/2038	200	239

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	298
6.500% due 02/01/2037	400	322

Marathon Oil Corp.
6.600% due 10/01/2037	200	160

Nucor Corp.
6.400% due 12/01/2037	200	190

ONEOK Partners LP
6.850% due 10/15/2037	300	231

Philip Morris International, Inc.
6.375% due 05/16/2038	700	681

Plains All American Pipeline LP
6.650% due 01/15/2037	100	73

President and Fellows of Harvard College
6.500% due 01/15/2039	300	336

Suncor Energy, Inc.
6.500% due 06/15/2038	200	145
6.850% due 06/01/2039	800	607

Target Corp.
6.500% due 10/15/2037	500	445
7.000% due 01/15/2038	400	376

Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	600	556

Time Warner Cable, Inc.
6.550% due 05/01/2037	1,400	1,183

Time Warner, Inc.
6.500% due 11/15/2036	800	661

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	100	85
7.625% due 01/15/2039	1,200	1,192

Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404% due 07/02/2025	928	881

United Technologies Corp.
6.125% due 07/15/2038	700	714

UnitedHealth Group, Inc.
6.000% due 02/15/2018	500	482

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	700	711
6.500% due 08/15/2037	500	522

Wyeth
5.950% due 04/01/2037	900	852

XTO Energy, Inc.
6.100% due 04/01/2036	590	501

		22,731

UTILITIES 12.8%

Alabama Power Co.
6.125% due 05/15/2038	700	704

Appalachian Power Co.
6.700% due 08/15/2037	200	171

AT&T Corp.
8.000% due 11/15/2031	2,500	2,727

AT&T, Inc.
6.550% due 02/15/2039	600	547

See Accompanying Notes	Annual Report	March 31, 2009	107

Schedule of Investments  StocksPLUS® Long Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

British Telecommunications PLC
9.125% due 12/15/2030	$600	$547

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	500	492

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,400	2,574

Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	727

Duke Energy Indiana Inc.
6.450% due 04/01/2039	1,300	1,338

EDF S.A.
6.950% due 01/26/2039	1,100	1,095

Enel Finance International S.A.
6.800% due 09/15/2037	400	330

FirstEnergy Corp.
7.375% due 11/15/2031	400	327

France Telecom S.A.
8.500% due 03/01/2031	1,300	1,646

MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	347
6.500% due 09/15/2037	1,600	1,487

Pacific Gas & Electric Co.
6.050% due 03/01/2034	400	393
6.350% due 02/15/2038	900	908

Pacificorp
6.000% due 01/15/2039	1,300	1,291

Progress Energy, Inc.
7.750% due 03/01/2031	400	403

PSEG Power LLC
8.625% due 04/15/2031	400	404

Public Service Co. of Colorado
6.500% due 08/01/2038	700	755

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	848

Southern California Edison Co.
5.625% due 02/01/2036	200	191
5.950% due 02/01/2038	600	597
6.000% due 01/15/2034	300	301

Sprint Capital Corp.
8.750% due 03/15/2032	800	540

Telecom Italia Capital S.A.
7.200% due 07/18/2036	800	635

Telefonica Emisiones SAU
7.045% due 06/20/2036	1,200	1,239

Verizon Communications, Inc.
6.900% due 04/15/2038	1,200	1,166
7.350% due 04/01/2039	500	489

Virginia Electric and Power Co.
6.000% due 05/15/2037	1,260	1,213

		26,432

Total Corporate Bonds & Notes (Cost $92,336)		82,935

MUNICIPAL BONDS & NOTES 2.0%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	200	172

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	900	899

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	200	199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2034	$700	$648

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)	170	65

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	500	472

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032	300	284

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	200	191
5.000% due 07/01/2044	100	93

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 01/01/2028	100	88

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027	400	403

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	55

Port Neches-Groves, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	200	201

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	192

Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036	200	193

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	54

Total Municipal Bonds & Notes (Cost $4,382)		4,209

U.S. GOVERNMENT AGENCIES 42.0%

Fannie Mae
0.000% due 06/01/2017	700	513
0.722% due 10/27/2037	400	360
5.000% due 06/01/2035 - 03/01/2038 (g)	6,965	7,203
5.000% due 10/25/2035 - 04/01/2039	6,186	6,313
5.500% due 05/01/2037 - 05/01/2039	7,840	8,122
5.500% due 09/01/2038 (g)	2,848	2,959
5.625% due 07/15/2037	600	673
6.000% due 02/01/2038 (g)	3,073	3,213
6.210% due 08/06/2038	2,300	2,746
6.250% due 05/15/2029	3,400	4,273
6.280% due 06/15/2027	700	751
6.625% due 11/15/2030	10,800	14,236
7.125% due 01/15/2030	2,400	3,312
7.250% due 05/15/2030	700	982

Federal Home Loan Bank
5.250% due 09/12/2014	900	1,016

Financing Corp.
0.000% due 12/06/2018 - 12/27/2018	10,400	6,920

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.600% due 09/26/2019	$1,470	$2,116

Freddie Mac
3.750% due 03/27/2019	2,100	2,134
5.000% due 04/18/2017 - 04/15/2038	1,600	1,735

Ginnie Mae
5.500% due 10/20/2037	324	327

Residual Funding Strip
0.000% due 10/15/2019 - 01/15/2030	16,700	10,838

Small Business Administration
5.290% due 12/01/2027	655	707

Tennessee Valley Authority
4.500% due 04/01/2018	700	726
4.875% due 01/15/2048	1,900	1,811
5.500% due 07/18/2017 - 06/15/2038	2,600	2,847

Total U.S. Government Agencies (Cost $85,489)		86,833

U.S. TREASURY OBLIGATIONS 19.0%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	960	951
2.375% due 01/15/2025	786	819
2.375% due 01/15/2027	735	770
2.500% due 01/15/2029	887	965
3.625% due 04/15/2028	130	161

U.S. Treasury Bonds
5.250% due 11/15/2028	3,200	3,938
5.375% due 02/15/2031	300	378
6.125% due 11/15/2027	12,500	16,816
6.250% due 08/15/2023	800	1,053
7.125% due 02/15/2023	1,300	1,829

U.S. Treasury Strips
0.000% due 08/15/2020	8,600	5,777
0.000% due 05/15/2026	600	313
0.000% due 02/15/2027	4,700	2,373
0.000% due 08/15/2028	3,300	1,565
0.000% due 08/15/2029	3,600	1,668

Total U.S. Treasury Obligations (Cost $38,550)		39,376

MORTGAGE-BACKED SECURITIES 1.0%

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	609	482

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	600	399

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	700	507

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	350	125

Structured Asset Mortgage Investments, Inc.
0.712% due 07/25/2046	155	63
0.742% due 05/25/2036	294	103

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	77	67

Wells Fargo Mortgage-Backed Securities Trust
4.517% due 11/25/2033	280	271

Total Mortgage-Backed Securities (Cost $2,413)		2,017

108	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 0.7%

Citibank Credit Card Issuance Trust
1.436% due 05/18/2011		$600	$599

Ford Credit Auto Owner Trust
1.456% due 01/15/2011		253	251

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		66	38

SLM Student Loan Trust
2.659% due 04/25/2023		598	588

Total Asset-Backed Securities (Cost $1,496)			1,476

SOVEREIGN ISSUES 0.2%

Israel Government AID Bond
5.500% due 09/18/2023		300	339

Total Sovereign Issues (Cost $332)			339

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	1,487

Total Foreign Currency-Denominated Issues (Cost $2,149)			1,487

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	9,300	$50

Total Convertible Preferred Stocks (Cost $698)		50

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%

CERTIFICATES OF DEPOSIT 0.5%

Sao Paolo IMI NY
1.924% due 06/09/2010	$1,000	1,000

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.080% due 04/01/2009	492	492

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $505. Repurchase proceeds are $492.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.025% due 04/09/2009 (e)	$360	$360

Total Short-Term Instruments (Cost $1,852)		1,852

PURCHASED OPTIONS (i) 0.0%
(Cost $84)		53

Total Investments 118.6% (Cost $254,491)		$245,337

Written Options (j) (0.0%) (Premiums $91)		(39)

Other Assets and Liabilities (Net) (18.6%)		(38,477)

Net Assets 100.0%		$206,821

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Security becomes interest bearing at a future date.
(c)	Principal amount of security is adjusted for inflation.
(d)	The StocksPLUS® Long Duration Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $360 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $15,807 at a weighted average interest rate of 3.388%. On March 31, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $12,328 and cash of $14,026 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	90	$25
90-Day Eurodollar June Futures	Long	06/2009	81	461
E-mini S&P 500 Index June Futures	Long	06/2009	263	653
S&P 500 Index June Futures	Long	06/2009	968	19,607
U.S. Treasury 10-Year Note June Futures	Long	06/2009	186	593

				$21,339

(h)	Swap agreements outstanding on March 31, 2009:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BOA		$12,300	$340	$211	$129
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	CSFB		6,300	175	108	67
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		8,000	203	179	24
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		8,000	203	170	33
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		25,000	635	534	101
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	4,200	184	(19)	203
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		4,100	180	(17)	197

							$1,920	$1,166	$754

See Accompanying Notes	Annual Report	March 31, 2009	109

Schedule of Investments  StocksPLUS® Long Duration Fund  (Cont.)

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$76.000	05/22/2009	131	$1	$2
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	92	2	1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	80.000	05/22/2009	62	1	1
Put - CME S&P 500 Index June Futures	250.000	06/18/2009	500	26	19
Put - CME S&P 500 Index June Futures	300.000	06/18/2009	344	53	30

				$83	$53

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$82.500	05/05/2009	$4,000	$0	$0
Put - OTC U.S. Treasury Bond 7.125% due 02/15/2023	71.000	06/12/2009	6,900	1	0

				$1	$0

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	19	$5	$5
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	19	6	4
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	10	3	1
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	11	3	2

				$17	$12

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$600	$1	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	600	3	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	3,500	15	10
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	700	6	1
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,300	12	2
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,500	3	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,500	8	0
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	300	0	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	300	2	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,300	2	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,300	10	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	400	0	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	400	2	0

							$64	$13

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$ 3.000	09/19/2009	$21	$10	$14

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	301	13,921	226
Closing Buys	(216)	(200)	(127)
Expirations	(26)	0	(8)
Exercised	0	0	0

Balance at 03/31/2009	59	$13,721	$91

110	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$5,000	$5,102	$5,109

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	RBC	2,433	06/2009	$246	$0	$246
Buy	CNY	DUB	2,424	07/2009	0	(15)	(15)
Buy		HSBC	1,567	07/2009	0	(11)	(11)
Sell	GBP	DUB	158	04/2009	2	0	2
Sell		MSC	265	04/2009	3	0	3
Buy	MXN	CITI	3,536	05/2009	0	(77)	(77)
Sell		CITI	3,536	05/2009	0	(3)	(3)
Buy		CITI	3,537	11/2009	3	0	3
Sell	PLN	BCLY	1,784	05/2009	73	0	73
Buy		HSBC	2,515	05/2009	0	(393)	(393)
Sell		HSBC	376	05/2009	16	0	16
Sell		JPM	354	05/2009	14	0	14
Buy	RUB	BCLY	1,201	05/2009	0	(1)	(1)
Sell		BCLY	2,487	05/2009	2	0	2
Buy		HSBC	3,772	05/2009	0	(45)	(45)
Sell		HSBC	9,480	05/2009	24	0	24
Buy		JPM	10,223	05/2009	0	(80)	(80)
Sell		JPM	3,229	05/2009	6	0	6
Buy	SGD	CITI	423	04/2009	0	(12)	(12)
Buy		DUB	266	04/2009	0	(5)	(5)
Sell		DUB	400	04/2009	0	0	0
Buy		HSBC	102	04/2009	0	(3)	(3)
Buy		RBS	173	04/2009	0	(4)	(4)
Buy		UBS	133	04/2009	0	(2)	(2)
Buy		DUB	400	07/2009	0	0	0
Buy		HSBC	159	07/2009	0	(5)	(5)

					$389	$(656)	$(267)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$24,809	$217,064	$3,464	$245,337
Short Sales, at value	0	(5,109)	0	(5,109)
Other Financial Instruments ++	21,339	448	0	21,787

Total	$46,148	$212,403	$3,464	$262,015

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$379	$3,464	$5	$0	$(24)	$(360)	$3,464
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$379	$3,464	$5	$0	$(24)	$(360)	$3,464

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	111

Schedule of Investments  StocksPLUS® Total Return Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 11.4%

Short-Term Floating NAV Portfolio	1,489,873	$14,906

Total PIMCO Funds (Cost $14,905)		14,906

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 1.1%

Daimler Finance North America LLC
4.560% due 08/03/2012	$1,970	1,062

Fresenius Medical Care Capital Trust
2.535% due 03/22/2013	12	11
2.607% due 03/31/2013	57	53
2.674% due 03/22/2013	58	54
2.841% due 03/22/2013	23	21
2.842% due 03/31/2013	214	199

Total Bank Loan Obligations (Cost $2,259)		1,400

CORPORATE BONDS & NOTES 38.7%

BANKING & FINANCE 26.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	291

American Express Bank FSB
5.500% due 04/16/2013	500	432
6.000% due 09/13/2017	1,000	844

American Express Centurion Bank
5.550% due 10/17/2012	400	356
6.000% due 09/13/2017	1,000	844

American Express Credit Corp.
5.875% due 05/02/2013	300	264

American General Finance Corp.
6.900% due 12/15/2017	900	316

American International Group, Inc.
5.050% due 10/01/2015	100	44
5.850% due 01/16/2018	2,300	902

Bank of America Corp.
1.568% due 08/15/2016	100	64

Barclays Bank PLC
5.450% due 09/12/2012	6,000	6,081
6.050% due 12/04/2017	600	473

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,600	1,561

BNP Paribas
5.186% due 06/29/2049	1,200	493

Calabash Re Ltd.
9.720% due 01/08/2010	700	676
12.220% due 01/08/2010	800	783

Citigroup Capital XXI
8.300% due 12/21/2057	3,200	1,544

Citigroup, Inc.
5.500% due 04/11/2013	1,200	1,056
6.000% due 08/15/2017	1,900	1,643
6.125% due 08/25/2036	1,200	647

Deutsche Bank AG
1.538% due 02/17/2015	800	572

DnB NOR Bank ASA
1.330% due 10/13/2009	600	593

Export-Import Bank of China
4.875% due 07/21/2015	100	103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
1.602% due 10/06/2015	$500	$338
5.875% due 01/14/2038	500	359

GMAC LLC
6.000% due 12/15/2011	100	56
6.875% due 08/28/2012	900	497

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	400	366
6.250% due 09/01/2017	1,200	1,114
6.750% due 10/01/2037 (f)	3,300	2,240

HSBC Finance Corp.
1.411% due 03/12/2010	1,000	886

JPMorgan Chase & Co.
6.000% due 01/15/2018	400	405

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,221

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	64

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	1,800	238

Merrill Lynch & Co., Inc.
1.501% due 06/05/2012	700	544
6.050% due 08/15/2012	1,200	1,031
6.875% due 04/25/2018	1,000	784

MetLife, Inc.
6.400% due 12/15/2036	300	126

Morgan Stanley
3.338% due 05/14/2010	700	682

National Australia Bank Ltd.
5.350% due 06/12/2013	400	388

Petroleum Export Ltd.
5.265% due 06/15/2011	57	48

Principal Life Income Funding Trusts
5.550% due 04/27/2015	500	474

Resona Bank Ltd.
5.850% due 09/29/2049	200	102

State Street Capital Trust IV
2.320% due 06/15/2037	100	39

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	698

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	84

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	100	87

UBS AG
5.750% due 04/25/2018	200	168
5.875% due 12/20/2017	400	345

USB Capital IX
6.189% due 04/15/2049	100	39

		34,005

INDUSTRIALS 10.7%

Anadarko Petroleum Corp.
1.720% due 09/15/2009	800	797

AstraZeneca PLC
5.900% due 09/15/2017	300	318
6.450% due 09/15/2037	200	209

CODELCO, Inc.
6.150% due 10/24/2036	100	93

International Business Machines Corp.
5.700% due 09/14/2017	5,800	6,022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	$1,300	$1,186

Kraft Foods, Inc.
6.125% due 02/01/2018	500	502

Peabody Energy Corp.
7.875% due 11/01/2026	100	90

Philip Morris International, Inc.
6.375% due 05/16/2038	200	195

President and Fellows of Harvard College
6.000% due 01/15/2019	400	431
6.500% due 01/15/2039	1,900	2,130

Rohm & Haas Co.
6.000% due 09/15/2017	400	333

Time Warner, Inc.
1.461% due 11/13/2009	600	589

Union Pacific Corp.
5.700% due 08/15/2018	800	763

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	293

		13,951

UTILITIES 1.9%

Enel Finance International S.A.
6.800% due 09/15/2037	2,200	1,815

Qwest Corp.
7.625% due 06/15/2015	500	453

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	230

		2,498

Total Corporate Bonds & Notes (Cost $59,036)		50,454

MUNICIPAL BONDS & NOTES 5.9%

CALIFORNIA 3.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	1,770

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	700	671

Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,425	1,328

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	290	182

		3,951

ILLINOIS 1.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	699

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	900	921

		1,620

MASSACHUSETTS 0.5%

Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	600	706

112	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 0.5%

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	$700	$696

TEXAS 0.3%

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	382

WEST VIRGINIA 0.3%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	590	318

Total Municipal Bonds & Notes (Cost $8,699)		7,673

U.S. GOVERNMENT AGENCIES 112.4%

Fannie Mae
0.582% due 12/25/2036	270	241
0.872% due 03/25/2044	634	597
3.022% due 07/01/2044 (g)	102	101
4.020% due 08/01/2033 (g)	76	77
4.345% due 09/01/2033 (f)	671	687
4.405% due 05/01/2036	12	12
4.654% due 05/25/2035	80	82
4.889% due 06/01/2033 (f)	231	236
5.000% due 11/01/2017 - 09/01/2035	864	899
5.000% due 04/01/2019 - 06/01/2037 (f)	21,174	21,966
5.000% due 10/01/2023 - 07/01/2035 (g)	964	1,001
5.121% due 12/01/2036 (g)	52	53
5.271% due 01/01/2036 (f)	286	294
5.294% due 09/01/2034 (g)	58	58
5.500% due 01/01/2021 - 03/01/2036 (f)	45,949	47,840
5.500% due 11/01/2022 - 05/01/2039	1,062	1,100
6.000% due 02/01/2036 - 10/01/2038 (f)	10,140	10,608
6.000% due 04/01/2039 - 05/01/2039	48,000	50,101
6.500% due 10/01/2035 - 05/01/2038 (f)	2,517	2,654
6.500% due 04/01/2039	6,000	6,318
7.000% due 09/01/2013	6	6

Freddie Mac
2.820% due 03/01/2034 (f)	317	315
3.023% due 02/25/2045	55	48
4.669% due 02/01/2024	19	19
5.500% due 08/15/2030	2	2
8.000% due 01/01/2017	19	21

Ginnie Mae
5.375% due 03/20/2027	3	3
6.000% due 05/15/2033 - 04/15/2034	35	37
8.000% due 02/15/2030	2	2

Small Business Administration
5.520% due 06/01/2024	1,094	1,193

Total U.S. Government Agencies (Cost $142,630)		146,571

U.S. TREASURY OBLIGATIONS 7.1%

Treasury Inflation Protected Securities (c)
2.000% due 04/15/2012	4,373	4,508
2.000% due 07/15/2014	898	930
3.000% due 07/15/2012	2,344	2,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	$1,300	$1,289

Total U.S. Treasury Obligations (Cost $9,014)		9,227

MORTGAGE-BACKED SECURITIES 9.7%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	235	131

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	400	298

Banc of America Funding Corp.
4.110% due 05/25/2035	420	302
6.106% due 01/20/2047	469	221

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	34	33

Bear Stearns Adjustable Rate Mortgage Trust
5.031% due 04/25/2033	5	4
5.206% due 01/25/2034	104	71
5.583% due 01/25/2034	5	5

Bear Stearns Alt-A Trust
5.364% due 05/25/2035	899	485
5.491% due 09/25/2035	194	96

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	141	106

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	140

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	470	153
6.000% due 10/25/2033	88	85

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	1,037	733
5.250% due 02/20/2036	127	74

CS First Boston Mortgage Securities Corp.
4.462% due 05/25/2032	1	1

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	324	230

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	427	342
0.602% due 01/25/2047	522	447

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	75
5.444% due 03/10/2039	100	72

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	200	137

GSR Mortgage Loan Trust
4.465% due 06/25/2034	304	238
5.242% due 11/25/2035	633	407
6.000% due 03/25/2032	1	1

Impac CMB Trust
1.522% due 07/25/2033	61	45

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	883
5.882% due 02/15/2051	100	71

LB-UBS Commercial Mortgage Trust
5.858% due 07/15/2040	700	484

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	115

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	209	116
4.910% due 12/25/2032	14	11

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	164	110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.848% due 01/25/2029	$92	$64

Prime Mortgage Trust
0.922% due 02/25/2019	11	11
0.922% due 02/25/2034	82	66

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	327	310

Structured Adjustable Rate Mortgage Loan Trust
5.528% due 08/25/2035	207	109

Structured Asset Mortgage Investments, Inc.
0.806% due 07/19/2035	467	305

Structured Asset Securities Corp.
4.863% due 10/25/2035	341	202

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	409	352

Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	63

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	100	41
1.162% due 12/25/2027	1,015	720
2.633% due 02/25/2046	345	129
2.833% due 11/25/2042	64	39
3.033% due 08/25/2042	43	29
3.705% due 02/27/2034	58	46

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	719	493
4.950% due 03/25/2036	552	349
4.992% due 10/25/2035	3,517	2,668

Total Mortgage-Backed Securities (Cost $18,205)		12,718

ASSET-BACKED SECURITIES 7.3%

Access Group, Inc.
2.459% due 10/27/2025	1,481	1,362

ACE Securities Corp.
0.572% due 12/25/2036	107	94

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	18	7

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	29	28

Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036	138	119

Chase Issuance Trust
2.820% due 09/15/2015	2,200	2,016

Countrywide Asset-Backed Certificates
0.572% due 05/25/2047	181	164
0.602% due 06/25/2037	273	243
1.002% due 12/25/2031	71	37

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	14	7

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	410	365
0.572% due 12/25/2036	67	66
0.592% due 12/25/2037	928	851

Fremont Home Loan Trust
0.572% due 10/25/2036	814	739
0.582% due 01/25/2037	250	213

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	116	112

JPMorgan Mortgage Acquisition Corp.
0.572% due 07/25/2036	319	294

Lehman XS Trust
0.592% due 05/25/2046	24	24

See Accompanying Notes	Annual Report	March 31, 2009	113

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	$539	$496
0.802% due 10/25/2034	12	5

MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	205	189

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036	306	289

Morgan Stanley ABS Capital I
0.572% due 10/25/2036	80	70

Nationstar Home Equity Loan Trust
0.642% due 04/25/2037	1,168	1,044

Residential Asset Mortgage Products, Inc.
0.622% due 08/25/2046	770	719

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034	46	45

Total Asset-Backed Securities (Cost $10,550)		9,598

SOVEREIGN ISSUES 0.1%

China Development Bank Corp.
5.000% due 10/15/2015	100	104

Mexico Government International Bond
5.950% due 03/19/2019	100	98

Total Sovereign Issues (Cost $199)		202

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.8%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	$119

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	1,103

Wachovia Corp.
2.201% due 08/01/2011		1,000	1,194

Total Foreign Currency-Denominated Issues (Cost $4,013)			2,416

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		21,600	117

Total Convertible Preferred Stocks (Cost $1,620)			117

PREFERRED STOCKS 1.7%

DG Funding Trust
2.717% due 12/31/2049		217	2,173

Total Preferred Stocks (Cost $2,294)			2,173

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 10.1%

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.320% due 04/20/2009	$100	$100

REPURCHASE AGREEMENTS 0.9%

State Street Bank and Trust Co.
0.080% due 04/01/2009	1,190	1,190

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,214. Repurchase proceeds are $1,190.)

U.S. TREASURY BILLS 9.1%
0.149% due 04/02/2009 - 06/11/2009 (b)(e)	11,840	11,839

Total Short-Term Instruments (Cost $13,129)		13,129

PURCHASED OPTIONS (i) 2.6%
(Cost $914)		3,380

Total Investments 210.0% (Cost $287,467)		$273,964

Written Options (j) (0.0%) (Premiums $57)		(22)

Other Assets and Liabilities (Net) (110.0%)		(143,507)

Net Assets 100.0%		$130,435

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The StockPLUS® Total Return Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $8,679 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $178,312 at a weighted average interest rate of 2.268%. On March 31, 2009, securities valued at $88,337 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,067 and cash of $6,581 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	8	$109
90-Day Eurodollar December Futures	Long	12/2009	40	248
90-Day Eurodollar June Futures	Long	06/2009	155	883
90-Day Eurodollar June Futures	Long	06/2010	2	12
90-Day Eurodollar March Futures	Long	03/2010	37	235
90-Day Eurodollar September Futures	Long	09/2009	50	321
90-Day Eurodollar September Futures	Long	09/2010	2	13
E-mini S&P 500 Index June Futures	Long	06/2009	96	218
S&P 500 Index June Futures	Long	06/2009	273	5,547
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	32
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	55	501

				$8,119

114	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	$1,000	$21	$0	$21
CIT Group, Inc.	RBS	5.170%	03/20/2013	12.341%	400	(73)	0	(73)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	700	(102)	0	(102)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	700	(144)	0	(144)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	7.751%	1,400	(252)	0	(252)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	2,700	(2,212)	(479)	(1,733)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	400	(313)	0	(313)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	400	(312)	0	(312)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	200	(163)	0	(163)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	500	(157)	0	(157)
JSC Gazprom	BCLY	1.600%	12/20/2012	7.619%	1,200	(210)	0	(210)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	100	(8)	0	(8)

						$(3,925)	$(479)	$(3,446)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,361	$1	$0	$1
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	389	(5)	0	(5)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	681	(9)	0	(9)

					$(13)	$0	$(13)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$51	$0	$51
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	(2)	0	(2)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	5	(1)	6
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	5	(1)	6
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	22	2	20
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	10	1	9
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(22)	(45)	23
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	19	0	19
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	23	(10)	33
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	3	0	3
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	10	1	9
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	500	16	(2)	18
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		14,600	401	47	354
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	75	(7)	82
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,700	102	(9)	111

See Accompanying Notes	Annual Report	March 31, 2009	115

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		$700	$18	$1	$17
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		600	30	22	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		1,200	59	45	14
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,200	60	38	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		900	45	20	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,200	(327)	15	(342)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(82)	(3)	(79)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	26	(60)	86
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		900	(311)	32	(343)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,000	(345)	16	(361)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,000	(345)	(139)	(206)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	2,600	19	22	(3)
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		800	57	6	51
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	46	(6)	52
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	1,700	20	(52)	72
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	4	(7)	11
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	41	(78)	119
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	151	(26)	177
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	43	(6)	49
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	41	(8)	49
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		900	119	(2)	121
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	13	1	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		100	13	0	13
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100	15	0	15
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		300	45	0	45
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$700	(116)	(103)	(13)

							$150	$(291)	$441

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR less 0.070%	$74,074	01/29/2010	MLP	$(4,263)

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$85.000	05/22/2009	132	$1	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	416	8	6

				$9	$7

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$11,800	$126	$444
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,200	87	309
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,200	36	121
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,500	184	734
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	191
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	27,900	297	1,051
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,500	122	523

							$896	$3,373

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 04/01/2039	$107.000	04/06/2009	$6,300	$1	$0
Put - OTC Fannie Mae 5.500% due 04/01/2039	81.000	04/06/2009	17,500	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	93.000	06/04/2009	47,000	5	0
Put - OTC Fannie Mae 6.500% due 04/01/2039	87.000	04/06/2009	4,800	1	0
Put - OTC Fannie Mae 6.500% due 06/01/2039	96.000	06/04/2009	1,200	0	0

				$9	$0

116	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(j)	Written options outstanding on March 31, 2009:

Options on Exchange - Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	1	$1	$1
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	28	7	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	26	10	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	3	2	2
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	5	1	0

				$21	$16

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$1,500	$11	$2
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,500	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	0
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,000	4	0

							$36	$6

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	227	$64,900	$1,521
Sales	3,593	35,000	2,590
Closing Buys	(11)	(86,100)	(1,905)
Expirations	(3,668)	(6,800)	(2,091)
Exercised	(78)	0	(58)

Balance at 03/31/2009	63	$7,000	$57

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2024	$12,600	$12,981	$13,066
Fannie Mae	5.500%	04/01/2039	43,400	44,526	45,048

				$57,507	$58,114

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	124	04/2009	$0	$(1)	$(1)
Sell		BCLY	124	04/2009	0	0	0
Buy		HSBC	124	04/2009	0	(1)	(1)
Sell		HSBC	124	04/2009	0	0	0
Buy	AUD	UBS	245	05/2009	0	(2)	(2)
Sell	BRL	HSBC	105	04/2009	2	0	2
Buy		JPM	140	04/2009	0	(2)	(2)
Sell		JPM	35	04/2009	1	0	1
Buy		BCLY	10	06/2009	0	0	0
Sell		BCLY	67	06/2009	0	(1)	(1)
Buy		HSBC	126	06/2009	0	(2)	(2)
Sell		HSBC	34	06/2009	0	0	0
Buy		JPM	35	06/2009	0	(1)	(1)
Sell		JPM	17	06/2009	0	0	0
Buy		MLP	17	06/2009	0	0	0
Sell		MLP	17	06/2009	0	0	0
Buy		RBC	1,969	06/2009	0	(199)	(199)
Buy		RBS	125	06/2009	1	0	1
Sell		RBS	125	06/2009	0	(1)	(1)
Sell		UBS	2,022	06/2009	0	(2)	(2)

See Accompanying Notes	Annual Report	March 31, 2009	117

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	JPM	75	04/2009	$0	$(2)	$(2)
Buy	CLP	HSBC	64,260	05/2009	12	0	12
Sell		HSBC	64,260	05/2009	0	(10)	(10)
Buy	CNY	BCLY	1,958	07/2009	0	(16)	(16)
Sell		CITI	377	07/2009	0	(1)	(1)
Buy		DUB	6,215	07/2009	0	(50)	(50)
Sell		DUB	12,285	07/2009	0	(39)	(39)
Buy		HSBC	3,088	07/2009	3	(14)	(11)
Sell		HSBC	377	07/2009	0	(1)	(1)
Buy		JPM	1,776	07/2009	0	(16)	(16)
Buy		BCLY	652	09/2009	1	0	1
Sell		BCLY	1,934	09/2009	0	(7)	(7)
Buy		CITI	486	09/2009	1	0	1
Sell		CITI	1,772	09/2009	0	(6)	(6)
Buy		DUB	2,079	09/2009	5	0	5
Buy		HSBC	832	09/2009	2	0	2
Sell		HSBC	273	09/2009	0	(1)	(1)
Buy		JPM	345	09/2009	1	0	1
Sell		JPM	414	09/2009	0	(2)	(2)
Buy		BCLY	206	03/2010	0	0	0
Buy		HSBC	206	03/2010	0	0	0
Buy		JPM	1,265	03/2010	0	(2)	(2)
Buy	EUR	BCLY	352	04/2009	0	(9)	(9)
Sell		HSBC	2,250	04/2009	0	(148)	(148)
Buy	GBP	CITI	91	04/2009	0	(4)	(4)
Buy		DUB	99	04/2009	0	(2)	(2)
Sell		DUB	651	04/2009	10	0	10
Buy		GSC	50	04/2009	0	(1)	(1)
Buy		MSC	99	04/2009	0	(3)	(3)
Sell		MSC	1,090	04/2009	13	0	13
Buy		UBS	285	04/2009	0	(12)	(12)
Buy	INR	BCLY	11,915	04/2009	0	(4)	(4)
Buy		BOA	7,623	04/2009	0	0	0
Buy		CITI	6,500	04/2009	0	(2)	(2)
Buy		DUB	6,552	04/2009	0	(1)	(1)
Sell		DUB	365	04/2009	0	0	0
Buy		HSBC	9,503	04/2009	0	(3)	(3)
Sell		JPM	41,728	04/2009	0	(32)	(32)
Buy	JPY	RBS	5,544	05/2009	0	0	0
Buy	KWD	HSBC	19	04/2009	0	(8)	(8)
Sell		HSBC	19	04/2009	2	0	2
Buy	MYR	BCLY	210	04/2009	0	(3)	(3)
Sell		BCLY	343	04/2009	0	0	0
Buy		BOA	175	04/2009	0	(2)	(2)
Buy		CITI	352	04/2009	0	(4)	(4)
Sell		CITI	168	04/2009	0	0	0
Buy		HSBC	392	04/2009	0	(2)	(2)
Sell		JPM	618	04/2009	0	(1)	(1)
Buy	PHP	BCLY	532	05/2009	0	0	0
Buy		CITI	13,539	05/2009	1	(2)	(1)
Sell		DUB	17,951	05/2009	0	(28)	(28)
Buy		JPM	3,880	05/2009	0	0	0
Buy	RUB	JPM	13,651	05/2009	0	(169)	(169)
Sell		UBS	13,651	05/2009	164	0	164
Buy	SAR	HSBC	127	04/2009	0	0	0
Sell		HSBC	127	04/2009	0	0	0
Buy		JPM	127	04/2009	0	0	0
Sell		JPM	127	04/2009	0	0	0
Sell	SGD	BCLY	95	04/2009	1	0	1
Buy		CITI	336	04/2009	0	(9)	(9)
Buy		DUB	337	04/2009	0	(9)	(9)
Buy		HSBC	336	04/2009	0	(9)	(9)
Sell		HSBC	1,092	04/2009	0	(2)	(2)
Buy		UBS	178	04/2009	0	(3)	(3)

					$220	$(851)	$(631)

118	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$15,023	$258,896	$45	$273,964
Short Sales, at value	0	(58,114)	0	(58,114)
Other Financial Instruments ++	8,119	(8,025)	91	185

Total	$23,142	$192,757	$136	$216,035

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$(22)	$0	$0	$1	$66	$45
Other Financial Instruments ++	(80)	0	0	0	199	(28)	91

Total	$(80)	$(22)	$0	$0	$200	$38	$136

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	119

Schedule of Investments  StocksPLUS® TR Short Strategy Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 4.1%

Short-Term Floating NAV Portfolio	500,316	$5,006

Total PIMCO Funds (Cost $5,006)		5,006

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 44.8%

BANKING & FINANCE 32.3%

American Express Centurion Bank
0.616% due 04/17/2009	$1,200	1,197

American Express Credit Corp.
0.648% due 10/04/2010	600	546

American International Group, Inc.
4.700% due 10/01/2010	1,700	967

ANZ National International Ltd.
1.281% due 08/07/2009	1,100	1,099

Bank of America Corp.
1.568% due 08/15/2016	100	64

Bank of Scotland PLC
1.182% due 07/17/2009	600	597
1.344% due 12/08/2010 (f)	3,000	2,767

Bear Stearns Cos. LLC
1.341% due 08/21/2009	200	199
1.448% due 08/15/2011	1,300	1,202
1.486% due 07/19/2010	300	296

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	70

Calabash Re Ltd.
9.720% due 01/08/2010	400	386

Citigroup Capital XXI
8.300% due 12/21/2057	500	236

Citigroup Funding, Inc.
0.523% due 04/23/2009	100	100
1.226% due 06/26/2009	200	198
2.291% due 05/07/2010	1,200	1,077

Citigroup, Inc.
1.262% due 12/28/2009	300	277
5.500% due 04/11/2013 (f)	1,200	1,056

Countrywide Home Loans, Inc.
6.250% due 04/15/2009 (f)	5,100	5,101

Deutsche Bank AG
1.538% due 02/17/2015	600	429

Ford Motor Credit Co. LLC
7.375% due 02/01/2011	600	454

Foundation Re II Ltd.
7.988% due 11/26/2010	400	384

General Electric Capital Corp.
1.212% due 01/20/2010	700	679

GMAC LLC
6.875% due 08/28/2012	600	332

Goldman Sachs Group, Inc.
1.455% due 07/23/2009	20	20

HSBC Bank USA N.A.
1.432% due 06/10/2009	300	298

HSBC Finance Corp.
1.192% due 10/21/2009	200	189

International Lease Finance Corp.
1.469% due 05/24/2010	900	644

JPMorgan Chase & Co.
1.625% due 10/02/2009	500	498

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

KeyCorp
0.621% due 05/26/2009	$2,700	$2,685

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	300	37
2.951% due 05/25/2010 (a)	3,300	412
3.005% due 07/18/2011 (a)	300	37
3.011% due 12/23/2010 (a)	200	25
3.052% due 11/10/2009 (a)	200	25
5.625% due 01/24/2013 (a)	300	38

Morgan Stanley
1.392% due 01/18/2011 (f)	1,700	1,535
1.648% due 01/09/2012	400	321
3.338% due 05/14/2010	1,200	1,169

National Australia Bank Ltd.
1.352% due 09/11/2009	400	400

Nationwide Life Global Funding I
1.446% due 05/19/2010 (f)	3,400	3,198

Protective Life Secured Trusts
0.693% due 11/09/2010 (f)	3,000	2,595

SLM Corp.
1.319% due 07/26/2010	100	71

Sun Life Financial Global Funding LP
1.738% due 07/06/2010 (f)	2,500	2,387

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	84

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	174

UBS AG
2.154% due 05/05/2010	1,400	1,397

USB Capital IX
6.189% due 04/15/2049	300	119

Wachovia Corp.
1.224% due 10/15/2011	200	177
1.360% due 08/01/2013	700	516

Wells Fargo & Co.
1.287% due 03/23/2010	800	779

		39,543

INDUSTRIALS 8.6%

Anadarko Petroleum Corp.
1.720% due 09/15/2009	500	498

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	308

CODELCO, Inc.
7.500% due 01/15/2019	300	342

Comcast Corp.
1.460% due 07/14/2009	400	398

Daimler Finance North America LLC
1.634% due 08/03/2009	300	298

Gaz Capital S.A.
6.212% due 11/22/2016	100	73

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010 (f)	4,800	4,811

Reynolds American, Inc.
2.020% due 06/15/2011	2,360	2,126

Roche Holdings, Inc.
3.249% due 02/25/2011	1,100	1,099

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009	500	498

Williams Cos., Inc.
6.375% due 10/01/2010	100	98

		10,549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 3.9%

Appalachian Power Co.
6.600% due 05/01/2009	$3,100	$3,105

EDF S.A.
5.500% due 01/26/2014	200	213
6.500% due 01/26/2019	200	206
6.950% due 01/26/2039	200	199

Telefonica Emisiones SAU
1.588% due 06/19/2009	1,000	997

		4,720

Total Corporate Bonds & Notes (Cost $61,031)		54,812

MUNICIPAL BONDS & NOTES 2.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	799

District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034	600	603

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	628

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	90	65

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	479

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	16

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	549

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	95	60

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	295	159

Total Municipal Bonds & Notes (Cost $4,310)		3,358

U.S. GOVERNMENT AGENCIES 49.7%

Fannie Mae
0.872% due 09/25/2042	174	158
3.770% due 11/01/2035 (g)	32	33
3.840% due 09/01/2035 (g)	130	129
3.977% due 12/01/2033 (g)	72	71
4.174% due 06/01/2034 (f)	535	542
4.464% due 03/01/2035	20	20
4.580% due 07/01/2035 (f)	126	129
4.679% due 10/01/2034	15	15
4.830% due 06/01/2035 (f)	249	254
4.968% due 06/01/2035 (f)	232	238
5.000% due 06/01/2035 - 05/01/2038	2,125	2,197
5.000% due 10/01/2035 - 10/01/2038 (f)	11,500	11,886
5.072% due 12/01/2033 (g)	41	42
5.500% due 11/01/2021 - 11/01/2037 (f)	4,178	4,350
5.500% due 02/01/2022 - 12/01/2035 (g)	354	369

120	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 11/01/2034 - 05/01/2039	$4,029	$4,180
6.000% due 10/01/2026 - 11/01/2038 (f)	6,490	6,798
6.000% due 05/01/2027 (f)(g)	673	706
6.000% due 05/01/2039	14,900	15,526
6.500% due 10/01/2037 (f)	919	969
6.500% due 04/01/2039	1,000	1,053

Freddie Mac
4.697% due 06/01/2035 (f)	339	342
4.810% due 11/01/2034 (f)	123	125
5.000% due 01/15/2024	6	6
5.500% due 02/01/2038 - 09/01/2038 (f)	6,207	6,448
6.000% due 08/01/2027 (f)	530	557
6.000% due 04/01/2039	2,600	2,718

Ginnie Mae
6.000% due 02/15/2036 - 08/15/2037 (g)	935	979

Small Business Administration
5.520% due 06/01/2024	17	18

Total U.S. Government Agencies (Cost $58,860)		60,858

U.S. TREASURY OBLIGATIONS 11.7%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2016	746	772
2.375% due 01/15/2017	1,885	2,008
2.375% due 01/15/2025	1,345	1,401
2.625% due 07/15/2017	715	779

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	1,300	1,289
8.750% due 08/15/2020	5,300	8,089

Total U.S. Treasury Obligations (Cost $13,887)		14,338

MORTGAGE-BACKED SECURITIES 10.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	34	19

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	2,900	1,976
5.740% due 05/10/2045	300	223

Banc of America Funding Corp.
4.003% due 06/25/2034	158	130
4.110% due 05/25/2035	60	43

Banc of America Mortgage Securities, Inc.
5.125% due 05/25/2033	194	148

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	120	113
4.760% due 12/25/2035	238	181
4.793% due 11/25/2034	119	87
5.108% due 11/25/2034	359	344

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	49	24

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	96	74
4.700% due 12/25/2035	70	53

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	300	211

Countrywide Alternative Loan Trust
0.802% due 02/25/2037	686	284
4.500% due 06/25/2035	164	152

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	432	306
4.785% due 11/25/2034	232	142

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.250% due 02/20/2036	$63	$37

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	34	34

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	72

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	100	69

GSR Mortgage Loan Trust
4.541% due 09/25/2035	186	138
5.242% due 11/25/2035	316	204

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	546	492
0.726% due 12/19/2036	1,563	549
0.776% due 05/19/2035	49	18

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,139
5.882% due 02/15/2051	100	71

JPMorgan Mortgage Trust
5.018% due 02/25/2035	117	93

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	68	68
5.858% due 07/15/2040	700	483

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	44	33

Mellon Residential Funding Corp.
0.996% due 12/15/2030	462	373
1.036% due 06/15/2030	6	5

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,004
5.485% due 03/12/2051	100	58

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	60	33
4.723% due 05/25/2033	163	129

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	164	110

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,189

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	113	44
4.931% due 02/25/2034	148	100
5.278% due 08/25/2034	215	137

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	64	24

Structured Asset Securities Corp.
0.572% due 05/25/2036	284	260

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	175	151

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	864	596
5.509% due 04/15/2047	100	63

WaMu Mortgage Pass-Through Certificates
2.833% due 11/25/2042	27	17
3.955% due 10/25/2046	630	247

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	332	227
4.950% due 03/25/2036	276	174

Total Mortgage-Backed Securities (Cost $17,884)		12,951

ASSET-BACKED SECURITIES 10.5%

ACE Securities Corp.
0.582% due 10/25/2036	122	89

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

American Express Credit Account Master Trust
1.056% due 02/15/2012		$48	$45

Asset-Backed Securities Corp. Home Equity
0.797% due 09/25/2034		72	48

Chase Issuance Trust
2.820% due 09/15/2015		2,700	2,474

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037		497	396

Countrywide Asset-Backed Certificates
0.572% due 03/25/2047		48	47
0.602% due 06/25/2037		312	278
1.002% due 12/25/2031		1	1

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		66	38

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036		27	24

Long Beach Mortgage Loan Trust
0.582% due 10/25/2036		267	256
0.802% due 10/25/2034		9	4

Massachusetts Educational Financing Authority
2.109% due 04/25/2038		3,407	2,878

Park Place Securities, Inc.
0.834% due 10/25/2034		312	236

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036		76	70

Residential Asset Securities Corp.
0.592% due 11/25/2036		50	48

SLM Student Loan Trust
1.149% due 10/27/2014		399	397
1.159% due 01/25/2018		16	16
1.659% due 10/25/2017		5,600	5,377

Structured Asset Securities Corp.
0.572% due 10/25/2036		126	110

Total Asset-Backed Securities (Cost $14,037)			12,832

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%

American International Group, Inc.
8.625% due 05/22/2038	GBP	100	14

Bear Stearns Cos. LLC
1.806% due 09/26/2013	EUR	600	698

CIT Group, Inc.
5.000% due 05/13/2014		200	137

General Electric Capital Corp.
5.500% due 09/15/2067		1,900	1,047

KeyCorp
2.088% due 11/22/2010		100	117

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	400	307

Total Foreign Currency-Denominated Issues (Cost $4,113)			2,320

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%

American International Group, Inc.
8.500% due 08/01/2011		5,700	31

Bank of America Corp.
7.250% due 12/31/2049		700	297

See Accompanying Notes	Annual Report	March 31, 2009	121

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	SHARES	VALUE (000S)

Wells Fargo & Co.
7.500% due 12/31/2049	2,000	$958

Total Convertible Preferred Stocks (Cost $1,774)		1,286

PREFERRED STOCKS 0.7%

DG Funding Trust
2.717% due 12/31/2049	85	851

Total Preferred Stocks (Cost $904)		851

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.0%

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.274% due 04/20/2009	$100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 5.0%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$1,000	$1,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $1,021. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	5,139	5,139
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $5,242. Repurchase proceeds are $5,139.)

		6,139

U.S. TREASURY BILLS 2.9%
0.131% due 04/23/2009 - 06/11/2009 (b)(e)	3,560	3,560

Total Short-Term Instruments (Cost $9,799)		9,799

VALUE (000S)
PURCHASED OPTIONS (i) 1.2%
(Cost $426)	$1,450

Total Investments 147.0% (Cost $192,031)	$179,861

Written Options (j) (0 .1%) (Premiums $241)	(126)

Other Assets and Liabilities (Net) (46.9%)	(57,420)

Net Assets 100.0%	$122,315

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The StocksPLUS® TR Short Strategy Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $3,560 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $71,399 at a weighted average interest rate of 2.397%. On March 31, 2009, securities valued at $59,550 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,985 and cash of $20,702 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	8	$109
90-Day Eurodollar December Futures	Long	12/2009	70	394
90-Day Eurodollar June Futures	Long	06/2009	244	1,336
90-Day Eurodollar June Futures	Long	06/2010	3	19
90-Day Eurodollar March Futures	Long	03/2010	55	333
90-Day Eurodollar September Futures	Long	09/2009	160	931
90-Day Eurodollar September Futures	Long	09/2010	3	19
E-mini S&P 500 Index June Futures	Short	06/2009	1,409	(2,432)
S&P 500 Index June Futures	Short	06/2009	304	(2,962)
U.S. Treasury 5-Year Note June Futures	Long	06/2009	2	3
U.S. Treasury 10-Year Note June Futures	Long	06/2009	92	271
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	13
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	39	357

				$(1,609)

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
UBS Warburg LLC	BOA	(1.850%	)	12/20/2013	2.290%	EUR	300	$7	$0	$7
UBS Warburg LLC	CITI	(2.020%	)	03/20/2014	2.290%		300	4	0	4

								$11	$0	$11

122	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2013	21.481%	$500	$(186)	$(45)	$(141)
Brazil Government International Bond	MSC	1.950%	08/20/2016	3.391%	500	(42)	0	(42)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	7.751%	800	(144)	0	(144)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	100	(8)	0	(8)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	300	(235)	0	(235)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	300	(234)	0	(234)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	2,600	(2,130)	(461)	(1,669)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	100	(16)	0	(16)
JSC Gazprom	MSC	2.480%	02/20/2013	7.513%	1,000	(153)	0	(153)
Russia Government International Bond	BCLY	0.495%	08/20/2011	5.351%	500	(53)	0	(53)

						$(3,201)	$(506)	$(2,695)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,264	1	0	1
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	292	(4)	0	(4)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	(7)	0	(7)

					$(208)	$0	$(208)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$9	$0	$9
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	(1)	0	(1)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	5	(1)	6
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	5	(1)	6
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	8	1	7
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	4	0	4
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(9)	(18)	9
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	7	0	7
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	15	(7)	22
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	3	0	3
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	300	9	(1)	10
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		4,400	121	14	107
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	75	(7)	82
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,600	100	(8)	108
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	18	1	17
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		9,100	299	(90)	389

See Accompanying Notes	Annual Report	March 31, 2009	123

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		$8,600	$283	$(25)	$308
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,100	55	40	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		800	40	25	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		600	29	13	16
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	26	(60)	86
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		6,800	253	(24)	277
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(138)	(41)	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,300	(451)	20	(471)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		100	(35)	2	(37)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	2,800	20	23	(3)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	69	(9)	78
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	600	7	(18)	25
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	2	(2)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	15	(27)	42
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		3,000	61	(11)	72
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	18	(3)	21
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	13	1	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,400	450	3	447
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		200	30	0	30
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		400	60	0	60
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$500	(83)	(74)	(9)

							$1,469	$(279)	$1,748

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index June Futures	$1,150.000	06/18/2009	336	$20	$38
Call - CME S&P 500 Index June Futures	1,300.000	06/18/2009	192	8	2
Call - CME S&P 500 Index June Futures	1,375.000	06/18/2009	250	7	7
Put - CBOT U.S. Treasury 5-Year Note June Futures	85.000	05/22/2009	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	80.000	05/22/2009	50	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	187	3	3

				$39	$51

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,900	$52	$185
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,500	37	132
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	100	335
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,400	80	317
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	95
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	93	335

							$384	$1,399

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2039	$86.000	06/04/2009	$2,800	$0	$0
Put - OTC Fannie Mae 6.000% due 05/01/2039	90.000	05/05/2009	12,000	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	93.000	06/04/2009	4,900	1	0
Put - OTC Fannie Mae 6.500% due 05/01/2039	92.000	05/05/2009	1,000	0	0
Put - OTC Freddie Mac 6.000% due 05/01/2039	90.000	05/05/2009	2,600	0	0

				$3	$0

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	255	$56	$61
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	252	84	54
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	3	2	2
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	8	2	1

				$144	$118

124	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	500	$6	$0
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$1,000	2	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	5	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	11	2
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,400	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,500	7	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		500	3	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		500	1	0
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	4	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	4	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	5	1
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	1	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	8	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,000	2	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,000	16	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,000	7	1

								$97	$8

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	218	$21,500	EUR	0	$653
Sales	875	33,300		500	849
Closing Buys	(575)	(34,900)		0	(1,261)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2009	518	$19,900	EUR	500	$241

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$1,200	$1,231	$1,246

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	57	04/2009	$0	$0	$0
Sell		BCLY	57	04/2009	0	0	0
Buy		HSBC	57	04/2009	0	0	0
Sell		HSBC	57	04/2009	0	0	0
Buy	AUD	UBS	266	05/2009	0	(2)	(2)
Sell	BRL	HSBC	91	04/2009	1	0	1
Buy		JPM	122	04/2009	0	(2)	(2)
Sell		JPM	30	04/2009	1	0	1
Buy		BCLY	0	06/2009	0	0	0
Sell		BCLY	24	06/2009	0	0	0
Buy		HSBC	92	06/2009	0	(1)	(1)
Sell		HSBC	12	06/2009	0	0	0
Buy		JPM	30	06/2009	0	(1)	(1)
Sell		JPM	7	06/2009	0	0	0
Buy		MLP	7	06/2009	0	0	0
Sell		MLP	7	06/2009	0	0	0
Buy		RBS	48	06/2009	0	0	0
Sell		RBS	48	06/2009	0	(1)	(1)
Buy		UBS	86	06/2009	0	0	0
Buy	CAD	JPM	65	04/2009	0	(1)	(1)
Buy	CNY	BCLY	1,912	07/2009	0	(16)	(16)
Sell		BCLY	1,801	07/2009	0	(11)	(11)
Sell		CITI	2,703	07/2009	0	(13)	(13)
Buy		DUB	7,041	07/2009	0	(57)	(57)
Sell		DUB	7,010	07/2009	0	(29)	(29)

See Accompanying Notes	Annual Report	March 31, 2009	125

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	HSBC	3,141	07/2009	$3	$(15)	$(12)
Sell		HSBC	1,123	07/2009	0	(6)	(6)
Buy		JPM	2,531	07/2009	0	(22)	(22)
Sell		JPM	1,989	07/2009	0	(12)	(12)
Buy		BCLY	634	09/2009	1	0	1
Sell		BCLY	1,798	09/2009	0	(7)	(7)
Buy		CITI	416	09/2009	1	0	1
Sell		CITI	1,655	09/2009	0	(6)	(6)
Buy		DUB	1,871	09/2009	4	0	4
Buy		HSBC	832	09/2009	2	0	2
Sell		HSBC	259	09/2009	0	(1)	(1)
Buy		JPM	345	09/2009	1	0	1
Sell		JPM	386	09/2009	0	(2)	(2)
Buy		BCLY	179	03/2010	0	0	0
Buy		HSBC	179	03/2010	0	0	0
Buy		JPM	1,096	03/2010	0	(1)	(1)
Buy	EUR	BCLY	374	04/2009	0	(10)	(10)
Sell		HSBC	2,081	04/2009	0	(137)	(137)
Buy	GBP	CITI	207	04/2009	0	(8)	(8)
Buy		DUB	209	04/2009	0	(4)	(4)
Sell		DUB	746	04/2009	11	0	11
Buy		GSC	105	04/2009	0	(2)	(2)
Buy		MSC	227	04/2009	0	(8)	(8)
Sell		MSC	1,249	04/2009	15	0	15
Buy		UBS	187	04/2009	0	(8)	(8)
Buy	INR	BCLY	4,685	04/2009	0	(1)	(1)
Sell		BCLY	3,319	04/2009	0	(2)	(2)
Buy		BOA	3,049	04/2009	0	0	0
Buy		CITI	2,500	04/2009	0	(1)	(1)
Buy		DUB	2,520	04/2009	0	0	0
Sell		DUB	2,849	04/2009	0	(2)	(2)
Buy		HSBC	4,001	04/2009	0	(1)	(1)
Sell		JPM	10,587	04/2009	0	(7)	(7)
Buy	JPY	RBS	4,766	05/2009	0	0	0
Buy	KWD	HSBC	9	04/2009	0	(3)	(3)
Sell		HSBC	9	04/2009	1	0	1
Buy	MYR	BCLY	140	04/2009	0	(2)	(2)
Buy		BOA	105	04/2009	0	(1)	(1)
Buy		CITI	211	04/2009	0	(2)	(2)
Sell		CITI	670	04/2009	0	0	0
Buy		HSBC	214	04/2009	0	(1)	(1)
Buy	PHP	CITI	7,249	05/2009	1	(1)	0
Sell		CITI	9,189	05/2009	0	(17)	(17)
Buy		JPM	1,940	05/2009	0	0	0
Buy	RUB	JPM	8,555	05/2009	0	(105)	(105)
Sell		UBS	8,555	05/2009	103	0	103
Buy	SAR	HSBC	58	04/2009	0	0	0
Sell		HSBC	58	04/2009	0	0	0
Buy		JPM	58	04/2009	0	0	0
Sell		JPM	58	04/2009	0	0	0
Sell	SGD	BCLY	276	04/2009	1	0	1
Buy		CITI	394	04/2009	0	(11)	(11)
Sell		CITI	182	04/2009	0	0	0
Buy		DUB	280	04/2009	0	(6)	(6)
Buy		HSBC	146	04/2009	0	(4)	(4)
Sell		HSBC	421	04/2009	1	0	1
Sell		JPM	181	04/2009	0	0	0
Buy		RBS	136	04/2009	0	(3)	(3)
Buy		UBS	104	04/2009	0	(2)	(2)
Buy		HSBC	116	07/2009	0	(4)	(4)
Sell		HSBC	116	07/2009	0	0	0

					$147	$(559)	$(412)

126	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2009

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$6,339	$173,522	$0	$179,861
Short Sales, at value	0	(1,246)	0	(1,246)
Other Financial Instruments ++	(1,609)	(1,716)	34	(3,291)

Total	$4,730	$170,560	$34	$175,324

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$571	$(64)	$(1)	$0	$(259)	$(247)	$0
Other Financial Instruments ++	(22)	0	0	0	72	(16)	34

Total	$549	$(64)	$(1)	$0	$(187)	$(263)	$34

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	127

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Class P shares (the “Institutional Classes”) of 15 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments

(undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

128	PIMCO Funds	Strategic Markets Funds

March 31, 2009

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

Annual Report	March 31, 2009	129

Notes to Financial Statements  (Cont.)

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior

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unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales   Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking

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place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced

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entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or

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receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements   Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

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PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset, All Asset All Authority, EM Fundamental IndexPLUSTM TR Strategy,

Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12%, 0.12%, 0.12%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D		Class P	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.20%	(3)	0.15%	0.45%
All Asset All Authority Fund	0.20%		0.05%	N/A	0.40%	0.20%	(3)	0.15%	N/A
EM Fundamental IndexPLUSTM TR Strategy Fund	0.85%		0.40%	N/A	N/A	N/A		0.50%	N/A
Fundamental Advantage Tax Efficient Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.25%	N/A	0.40%		N/A	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
Global Multi-Asset Fund(2)	0.90%		0.05%	N/A	0.40%	0.40%		0.15%	0.40%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	0.45%	0.45%		N/A	N/A
Small Cap StocksPLUS® TR Fund	0.44%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® Fund	0.25%		0.25%	0.25%	0.40%	0.40%		0.35%	0.40%
StocksPLUS® Long Duration Fund	0.35%		0.24%	N/A	N/A	N/A		N/A	N/A
StocksPLUS® Total Return Fund	0.39%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%		0.25%	N/A	0.40%	0.40%		N/A	N/A

(1)

PIMCO has contractually agreed, through July 31, 2010, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund Expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2010, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the PIMCO Cayman Commodity Fund II Ltd. (the “Subsidiary”). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(3)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.20% to 0.20% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Annual Report	March 31, 2009	135

Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the EM Fundamental IndexPLUSTM TR Strategy, Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM, Fundamental IndexPLUSTM TR, Global Multi-Asset, International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, and StocksPLUS® Long Duration Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
EM Fundamental IndexPLUSTM TR Strategy Fund	1.25%	—	—	—	—	—	—
Fundamental Advantage Tax Efficient Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—	—
Fundamental Advantage Total Return Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—	—
Fundamental Index PLUSTM Fund	0.65%	0.90%	—	—	1.05%	—	—
Fundamental Index PLUSTM TR Fund	0.75%	1.00%	1.15%	1.90%	1.14%	—	—
Global Multi-Asset Fund	0.52%	—	1.12%	1.87%	1.12%	0.62%	1.37%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	1.84%	1.09%	—	—
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	1.89%	1.14%	—	—
StocksPLUS® Long Duration Fund	0.59%	—	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
EM Fundamental IndexPLUSTM TR Strategy Fund	$40
Fundamental Advantage Tax Efficient Strategy Fund	43
Fundamental Advantage Total Return Strategy Fund	17
Fundamental IndexPLUSTM Fund	21
Fundamental IndexPLUSTM TR Fund	21
Global Multi-Asset Fund	107
International StocksPLUS® TR Strategy Fund (Unhedged)	56
Small Cap StocksPLUS® TR Fund	47
StocksPLUS® Long Duration Fund	29

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

136	PIMCO Funds	Strategic Markets Funds

March 31, 2009

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
EM Fundamental IndexPLUSTM TR Strategy Fund	$143	$0
Fundamental Advantage Tax Efficient Strategy Fund	0	642
Fundamental Advantage Total Return Strategy Fund	0	123,653
Fundamental IndexPLUSTM Fund	0	142,092
International StocksPLUS® TR Strategy Fund (Unhedged)	0	905
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	9,266
Small Cap StocksPLUS® TR Fund	1,568	0
StocksPLUS® Fund	0	544,879
StocksPLUS® Long Duration Fund	59,654	16,363
StocksPLUS® Total Return Fund	0	37,248
StocksPLUS® TR Short Strategy Fund	2,776	32,463

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying Funds. The Underlying Funds are considered to be affiliated with the All Asset, All Asset All Authority and Global Multi-Asset Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2009 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain(Loss)
CommodityRealReturn Strategy Fund®	$463,269	$478,725	$29,784	$(189,400)	$574,672	$76,156	$(31,768)
Convertible Fund	266,390	952,002	247,155	(133,172)	781,031	7,400	(70,189)
Developing Local Markets Fund	1,493,542	289,194	666,709	(196,964)	722,375	59,193	(142,107)
Diversified Income Fund	464,645	34,828	39,892	(103,758)	369,719	31,513	(1,278)
EM Fundamental IndexPLUSTM TR Strategy Fund	0	128,611	0	6,128	134,738	611	0
Emerging Local Bond Fund	1,281,544	376,098	305,080	(258,650)	1,028,914	75,007	(72,811)
Emerging Markets Bond Fund	1,041,342	162,461	451,495	(106,294)	552,466	63,865	(93,676)
Floating Income Fund	1,225,654	508,794	1,276,414	(94,232)	394,311	34,725	(134,016)
Foreign Bond Fund (Unhedged)	54,551	1,262	44,955	(1,521)	6,291	1,262	2,640
Fundamental Advantage Total Return Strategy Fund	317,270	355,923	414,827	(65,649)	143,248	727	(48,781)
Fundamental IndexPLUSTM Fund	232,188	1,877	129,945	(21,452)	15,772	1,877	(99,215)
Fundamental IndexPLUSTM TR Fund	351,649	517,613	279,348	(174,871)	381,863	2,820	(62,291)
Global Bond Fund (Unhedged)	28,372	1,175	18,734	(1,559)	7,250	1,174	78
GNMA Fund	124,316	3,202	124,477	0	0	3,341	850
High Yield Fund	338,463	759,324	111,972	(99,332)	867,992	38,624	(24,121)
Income Fund	199,483	37,450	0	(32,806)	205,650	14,558	0
International StocksPLUS® TR Strategy Fund (Unhedged)	51,925	984	0	(29,531)	25,829	667	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	189,672	227,377	89,173	(122,754)	190,303	174	(31,694)
Investment Grade Corporate Bond Fund	0	1,744,033	512,522	(22,335)	1,194,700	39,537	(14,475)
Long Duration Total Return Fund	101,224	562,881	277,622	(1,925)	372,674	13,232	(10,720)
Long-Term U.S. Government Fund	494,621	38,506	516,265	855	6,147	2,739	12,126
Low Duration Fund	839,047	55,569	886,030	(385)	5,469	4,451	902
Mortgage-Backed Securities Fund	208,934	783	208,840	0	0	1,158	2,461
Real Return Asset Fund	1,816,913	2,395,412	1,406,326	(81,256)	2,325,721	255,201	(260,569)

Annual Report	March 31, 2009	137

Notes to Financial Statements  (Cont.)

All Asset Fund (Cont.)

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain(Loss)
Real Return Fund	$1,839,314	$436,212	$2,035,293	$(164)	$9,942	$43,135	$(187,731)
RealEstateRealReturn Strategy Fund	342,055	693,391	439,290	(101,743)	111,569	0	(381,073)
Short-Term Fund	23,677	479	17,708	(336)	5,895	423	(498)
Small Cap StocksPLUS® TR Fund	12,084	1,025,892	523,121	(19,739)	338,684	1,880	(158,157)
StocksPLUS® Fund	12,854	814	0	(6,808)	6,899	814	0
StocksPLUS® Total Return Fund	53,961	3,244	0	(32,315)	28,606	3,244	0
Total Return Fund	1,025,404	665,348	1,152,674	3,690	490,869	25,425	(35,427)
Totals	$14,894,363	$12,459,464	$12,205,651	$(1,888,278)	$11,299,599	$804,933	$(1,841,540)

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain(Loss)
CommodityRealReturn Strategy Fund®	$30,831	$100,643	$11,581	$(12,023)	$86,763	$7,907	$(14,250)
Convertible Fund	8,241	163,181	47,057	(7,656)	105,481	431	(11,625)
Developing Local Markets Fund	103,194	49,564	31,536	(25,086)	85,170	5,080	(9,154)
Diversified Income Fund	28,119	4,520	2,426	(6,609)	24,398	2,004	(87)
EM Fundamental IndexPLUSTM TR Strategy Fund	0	21,076	0	1,010	22,087	76	0
Emerging Local Bond Fund	70,806	83,306	17,124	(23,495)	108,374	6,388	(5,117)
Emerging Markets Bond Fund	75,871	63,614	52,930	(7,590)	70,508	6,348	(8,788)
European StocksPLUS® TR Strategy Fund	2,162	2,117	3,486	0	0	118	(1,263)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,342	4,202	10,027	0	0	0	(8,046)
Floating Income Fund	4,525	118,572	59,634	697	64,402	1,206	74
Foreign Bond Fund (Unhedged)	25,527	3,812	17,730	(2,112)	7,843	1,321	97
Fundamental Advantage Total Return Strategy Fund	11,330	84,474	8,511	(31,154)	55,497	157	(584)
Fundamental IndexPLUSTM Fund	18,964	10	18,324	(742)	529	10	(2,207)
Fundamental IndexPLUSTM TR Fund	17,645	154,922	109,750	(941)	55,953	469	(7,200)
Global Bond Fund (Unhedged)	282	34	0	(48)	241	34	0
GNMA Fund	1	0	1	0	0	0	0
High Yield Fund	18,940	177,892	21,841	(5,350)	164,817	5,022	(5,055)
Income Fund	44,132	5,114	841	(7,046)	41,953	3,012	(21)
Investment Grade Corporate Bond Fund	0	343,811	117,475	1,003	222,947	5,870	(4,391)
Japanese StocksPLUS® TR Strategy Fund	15,597	3,000	11,207	0	0	0	(10,443)
Long Duration Total Return Fund	6,870	114,413	31,188	51	89,117	1,253	(940)
Long-Term U.S. Government Fund	30,767	379	25,764	621	4,674	379	1,019
Low Duration Fund	2,720	248	2,149	(51)	749	49	30
Mortgage-Backed Securities Fund	195	1	196	0	0	1	5
Real Return Asset Fund	149,459	416,511	200,227	1,154	319,902	29,491	(39,084)
Real Return Fund	136,230	54,170	176,897	63	710	3,561	(9,224)
RealEstateRealReturn Strategy Fund	19,515	97,119	61,727	(5,401)	13,543	0	(35,735)
Short-Term Fund	1	0	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	1,973	198,770	136,575	(1,558)	53,455	153	(9,548)
StocksPLUS® Fund	1,369	87	0	(847)	735	87	0
StocksPLUS® Total Return Fund	2,195	132	0	(1,342)	1,163	132	0
StocksPLUS® TR Short Strategy Fund	191,557	160,546	394,007	38	348	1,700	55,838
Total Return Fund	52,106	106,290	75,247	483	80,125	2,655	(3,556)
Totals	$1,084,466	$2,532,530	$1,645,458	$(133,931)	$1,681,485	$84,914	$(129,255)

138	PIMCO Funds	Strategic Markets Funds

March 31, 2009

Global Multi-Asset Fund

Underlying Funds	Market Value 10/29/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain(Loss)
CommodityRealReturn Strategy Fund®	$0	$22,797	$0	$(2,840)	$19,956	$2,539	$0
Emerging Local Bond Fund	0	4,417	0	58	4,475	65	0
Emerging Markets Bond Fund	0	6,193	0	284	6,476	146	0
Global Bond Fund (Unhedged)	0	13,767	0	(943)	12,824	1,203	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	21,588	21,959	3	22	0	390
Investment Grade Corporate Bond Fund	0	8,819	4,372	101	4,442	131	(107)
Mortgage-Backed Securities Fund	0	10,590	10,845	0	0	142	255
Real Return Fund	0	6,566	0	387	6,953	241	0
RealEstateRealReturn Strategy Fund	0	4,253	0	(770)	3,483	0	0
Short-Term Floating NAV Portfolio	0	92,516	32,900	9	59,628	16	3
StocksPLUS® Fund	0	22,487	21,979	0	0	516	(508)
Total Return Fund	0	13,610	0	(94)	13,516	592	0
Totals	$0	$227,603	$92,055	$(3,805)	$131,775	$5,591	$33

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
EM Fundamental IndexPLUSTM TR Strategy Fund	$0	$91,309	$66,500	$0	$24,810	$9	$2
Fundamental Advantage Total Return Strategy Fund	0	92,008	58,300	0	33,711	8	3
Fundamental IndexPLUSTM Fund	0	27,002	14,600	0	12,402	2	1
Fundamental IndexPLUSTM TR Fund	0	211,519	197,300	0	14,233	19	14
International StocksPLUS® TR Strategy Fund (Unhedged)	0	15,601	8,500	1	7,103	2	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	84,605	63,600	2	21,009	5	1
Small Cap StocksPLUS® TR Fund	0	271,922	271,700	0	238	22	16
StocksPLUS® Fund	0	81,709	56,700	1	25,014	9	4
StocksPLUS® Long Duration Fund	0	92,205	67,500	0	24,710	5	5
StocksPLUS® Total Return Fund	0	34,504	19,600	1	14,906	4	1
StocksPLUS® TR Short Strategy Fund	0	37,704	32,700	0	5,006	4	1

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Annual Report	March 31, 2009	139

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$12,459,464	$12,205,651
All Asset All Authority Fund	0	0	2,532,530	1,645,458
EM Fundamental IndexPLUSTM TR Strategy Fund	383,083	158,118	112,909	68,359
Fundamental Advantage Tax Efficient Strategy Fund	0	0	14,653	11,119
Fundamental Advantage Total Return Strategy Fund	2,959,041	2,945,103	596,707	225,534
Fundamental IndexPLUSTM Fund	1,192,553	1,209,551	119,496	292,702
Fundamental IndexPLUSTM TR Fund	4,390,010	4,203,444	435,740	301,621
Global Multi-Asset Fund	71,934	0	291,852	97,162
International StocksPLUS® TR Strategy Fund (Unhedged)	344,538	369,675	39,606	30,789
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,943,643	8,081,116	353,992	257,436
Small Cap StocksPLUS® TR Fund	2,385,830	1,944,561	567,406	310,932
StocksPLUS® Fund	2,068,136	1,993,437	179,305	388,997
StocksPLUS® Long Duration Fund	485,145	428,411	201,421	100,915
StocksPLUS® Total Return Fund	1,826,596	1,941,842	98,596	115,852
StocksPLUS® TR Short Strategy Fund	1,098,130	1,123,890	139,427	122,349

10.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Effective November 13, 2008 this agreement was terminated. For the period from April 1, 2008 to November 13, 2008, the AAAA Fund was paying interest at 3.37%. The AAAA Fund’s borrowing activity under the agreement for the period from April 1, 2008 to November 13, 2008 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Oustanding Principal as of 11/13/2008
$124,447	$124,447	$2,803	$0	$0

On November 24, 2008, the AAAA Fund entered into a revolving credit agreement with State Street Bank & Trust Company. Under this agreement, there is a maximum available commitment amount equal to $200 million. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of March 31, 2009 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. For the period from November 24, 2008 to March 31, 2009, the AAAA Fund was paying interest at 1.97%. Interest, commitment and facility fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period from November 24, 2008 to March 31, 2009 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility and Interest Fees	Oustanding Principal as of 03/31/2009
$134,764	$142,126	$945	$60	$200,000

140	PIMCO Funds	Strategic Markets Funds

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. The non-agent lenders filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. A stipulation and agreed order to this effect have been submitted to the District Court by counsel for the plaintiff and the non-agent lenders. The District Court has entered the order. The plaintiff has filed a notice of appeal of the ruling to the Second Circuit. As a general rule, it can be expected such an appeal will take a year or more to be fully determined.

Annual Report	March 31, 2009	141

Notes to Financial Statements  (Cont.)

12.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	260,442	$2,994,585	277,975	$3,579,397	62,191	$608,987	16,360	$178,441
Administrative Class	4,504	50,854	4,555	58,412	0	0	0	0
Class P	914	8,758	0	0	27	242	0	0
Other Classes	73,965	850,460	64,465	823,027	87,237	867,915	26,293	286,408
Issued as reinvestment of distributions
Institutional Class	52,083	557,504	57,265	726,669	3,475	32,717	1,890	20,120
Administrative Class	588	6,332	853	10,808	0	0	0	0
Class P	6	56	0	0	1	8	0	0
Other Classes	9,733	103,404	13,366	168,281	3,669	34,260	1,569	16,641
Cost of shares redeemed
Institutional Class	(289,513)	(3,031,355)	(133,515)	(1,719,576)	(31,457)	(301,272)	(10,270)	(110,743)
Administrative Class	(7,620)	(84,391)	(7,073)	(89,760)	0	0	0	0
Class P	(124)	(1,143)	0	0	0	0	0	0
Other Classes	(131,331)	(1,387,755)	(75,056)	(958,848)	(48,472)	(451,423)	(12,634)	(135,940)
Net increase (decrease) resulting from Fund share transactions	(26,353)	$67,309	202,835	$2,598,410	76,671	$791,434	23,208	$254,927

	Fundamental IndexPLUSTM Fund				Fundamental IndexPLUSTM TR Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,519	$18,397	22,114	$254,095	139,243	$773,148	13,634	$143,933
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	1	10	0	0
Other Classes	14	122	0	0	1,448	11,086	2,221	23,554
Issued as reinvestment of distributions
Institutional Class	477	2,741	2,721	29,361	1,702	9,351	3,143	32,395
Administrative Class	0	0	0	1	0	0	0	1
Class P	0	0	0	0	0	0	0	0
Other Classes	0	1	0	0	52	283	203	2,077
Cost of shares redeemed
Institutional Class	(28,761)	(185,597)	(29,699)	(318,675)	(86,008)	(478,089)	(16,851)	(179,294)
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	(10)	(84)	0	0	(4,120)	(26,158)	(2,116)	(21,810)
Net increase (decrease) resulting from Fund share transactions	(25,761)	$(164,420)	(4,864)	$(35,218)	52,318	$289,631	234	$856

142	PIMCO Funds	Strategic Markets Funds

March 31, 2009

EM Fundamental IndexPLUSTM TR Strategy Fund		Fundamental Advantage Tax Efficient Strategy Fund				Fundamental Advantage Total Return Strategy Fund
Period from 11/26/2008 to 03/31/2009		Year Ended 03/31/2009		Period from 02/29/2008 to 03/31/2008		Year Ended 03/31/2009		Period from 02/29/2008 to 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

17,231	$170,010	517	$5,121	1,101	$10,998	37,709	$370,433	36,257	$361,737
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	90	744	0	0	318	2,290	0	0

73	764	32	239	0	0	30,729	131,563	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	1	10	0	0	132	563	0	0

(1)	(11)	(1,142)	(11,138)	0	0	(54,314)	(477,476)	(99)	(982)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	(3)	(32)	0	0	(164)	(1,019)	0	0
17,303	$170,763	(505)	$(5,056)	1,101	$10,998	14,410	$26,354	36,158	$360,755

Global Multi- Asset Fund		International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Period from 10/29/2008 to 03/31/2009		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

21,357	$203,123	481	$3,264	3,604	$37,061	29,177	$278,893	1,845	$22,478
0	0	0	0	0	0	0	0	0	0
1	10	1	10	0	0	0	0	0	0
8,718	81,862	262	2,306	388	4,040	580	4,642	2,744	34,113

422	4,037	220	1,209	529	5,405	19	200	1,363	16,740
0	0	0	0	0	1	0	0	0	0
0	0	0	0	0	0	0	0	0	0
52	486	8	37	14	149	0	0	102	1,258

(1,232)	(11,437)	(134)	(1,137)	(2,124)	(21,022)	(16,793)	(124,795)	(26,262)	(305,139)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
(601)	(5,720)	(334)	(2,456)	(163)	(1,667)	(2,145)	(18,359)	(3,237)	(38,276)
28,717	$272,361	504	$3,233	2,248	$23,967	10,838	$140,581	(23,445)	$(268,826)

Annual Report	March 31, 2009	143

Notes to Financial Statements  (Cont.)

	Small Cap StocksPLUS® TR Fund				StocksPLUS® Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	198,174	$1,407,255	2,252	$23,635	11,562	$80,910	22,409	$253,077
Administrative Class	0	0	0	0	133	1,019	122	1,347
Class P	1	10	0	0	1	10	0	0
Other Classes	521	3,734	71	749	5,669	34,240	2,530	27,346
Issued as reinvestment of distributions
Institutional Class	317	2,367	150	1,512	2,858	22,578	2,944	32,562
Administrative Class	0	0	0	0	63	515	81	880
Class P	0	0	0	0	0	1	0	0
Other Classes	0	3	4	40	1,237	9,381	936	9,902
Cost of shares redeemed
Institutional Class	(121,496)	(768,560)	(519)	(5,203)	(37,516)	(280,634)	(27,815)	(315,884)
Administrative Class	0	0	0	0	(915)	(5,813)	(2,220)	(25,007)
Class P	0	0	0	0	0	0	0	0
Other Classes	(299)	(1,984)	(32)	(281)	(8,447)	(57,833)	(8,184)	(89,599)
Net increase (decrease) resulting from Fund share transactions	77,218	$642,825	1,926	$20,452	(25,355)	$(195,626)	(9,197)	$(105,376)

	StocksPLUS® Long Duration Fund				StocksPLUS® Total Return Fund
	Year Ended 03/31/2009		Period from 08/31/2007 to 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	28,832	$161,784	14,229	$140,500	3,862	$31,279	13,021	$157,021
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	1	10	0	0
Other Classes	0	0	0	0	1,913	12,503	1,294	15,045
Issued as reinvestment of distributions
Institutional Class	259	1,672	328	3,292	1,809	11,207	3,335	38,369
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	1	0	0
Other Classes	0	0	0	0	449	2,715	809	9,203
Cost of shares redeemed
Institutional Class	(4,627)	(23,496)	(1,292)	(12,000)	(2,887)	(20,179)	(20,520)	(246,273)
Administrative Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	(3,119)	(21,937)	(2,832)	(32,608)
Net increase (decrease) resulting from Fund share transactions	24,464	$139,960	13,265	$131,792	2,028	$15,599	(4,893)	$(59,243)

144	PIMCO Funds	Strategic Markets Funds

March 31, 2009

	StocksPLUS® TR Short Strategy Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	25,297	$205,058	10,402	$88,972
Administrative Class	0	0	0	0
Class P	0	0	0	0
Other Classes	23,497	202,706	6,668	60,798
Issued as reinvestment of distributions
Institutional Class	554	3,998	941	7,666
Administrative Class	0	0	0	0
Class P	0	0	0	0
Other Classes	5,766	34,334	28	232
Cost of shares redeemed
Institutional Class	(44,024)	(429,829)	(9,094)	(76,531)
Administrative Class	0	0	0	0
Class P	0	0	0	0
Other Classes	(19,428)	(169,143)	(1,244)	(11,150)
Net increase (decrease) resulting from Fund share transactions	(8,338)	$(152,876)	7,701	$69,987

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset, All Asset All Authority and Global Multi-Asset Funds invest in the CRRS Fund, an Underlying Fund, the All Asset, All Asset All Authority and Global Multi-Asset Funds may be subject to additional tax risk.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Annual Report	March 31, 2009	145

Notes to Financial Statements  (Cont.)

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book- to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
All Asset Fund	$21,548	$0	$(2,309,274)	$0	$(557,333)	$(1,007,209)
All Asset All Authority Fund	2,070	0	(208,811)	0	0	(55,311)
EM Fundamental IndexPLUS TR Strategy Fund	6,136	0	2,426	(311)	0	(48)
Fundamental Advantage Tax Efficient Strategy Fund	0	55	(953)	0	0	0
Fundamental Advantage Total Return Strategy Fund	0	42,089	(37,901)	(174)	0	(451)
Fundamental IndexPLUSTM Fund	0	0	(28,667)	(185)	(2,365)	(26,453)
Fundamental IndexPLUSTM TR Fund	0	0	(58,794)	(1,152)	0	(20,870)
Global Multi-Asset Fund	1,628	0	(5,004)	(3)	0	(1,726)
International StocksPLUS® TR Strategy Fund (Unhedged)	0	0	(6,762)	(40)	0	(1,230)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	6,191	(54,009)	(1,219)	0	0
Small Cap StocksPLUS® TR Fund	0	0	(14,053)	(1,104)	(111,399)	(94,076)
StocksPLUS® Fund	0	0	(54,891)	(276)	(328,226)	(69,666)
StocksPLUS® Long Duration Fund	2,414	0	(10,299)	(476)	(42,489)	(11,597)
StocksPLUS® Total Return Fund	0	0	(17,693)	(253)	(100,788)	(52,412)
StocksPLUS® TR Short Strategy Fund	32,291	13,118	(13,335)	(92)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals at fiscal year-end.
(3)

Capital losses available to offset future net capital gains expire in varying amounts in the years shown below. Please note the capital loss carryover for StocksPLUS® Long Duration Fund may be limited under IRC 382/383.

(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016	2017
All Asset Fund	$0	$0	$0	$0	$158,627	$0	$398,706
Fundamental IndexPLUSTM Fund	0	0	0	0	0	0	2,365
Small Cap StocksPLUS® TR Fund	0	0	0	0	0	0	111,399
StocksPLUS® Fund	58,537	0	0	0	0	0	269,689
StocksPLUS® Long Duration Fund	0	0	0	0	0	0	42,489
StocksPLUS® Total Return Fund	0	0	0	0	0	0	100,788

146	PIMCO Funds	Strategic Markets Funds

March 31, 2009

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
All Asset Fund	$13,608,872	$10,673	$(2,319,946)	$(2,309,273)
All Asset All Authority Fund	1,890,564	5,120	(213,933)	(208,813)
EM Fundamental IndexPLUS TR Strategy Fund	271,563	3,786	(1,396)	2,390
Fundamental Advantage Tax Efficient Strategy Fund	5,510	0	(954)	(954)
Fundamental Advantage Total Return Strategy Fund	464,620	6,599	(44,480)	(37,881)
Fundamental IndexPLUSTM Fund	174,670	741	(19,645)	(18,904)
Fundamental IndexPLUSTM TR Fund	1,123,945	29,050	(81,806)	(52,756)
Global Multi-Asset Fund	275,934	2,289	(5,969)	(3,680)
International StocksPLUS® TR Strategy Fund (Unhedged)	82,508	1,218	(6,888)	(5,670)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	811,524	14,780	(57,547)	(42,767)
Small Cap StocksPLUS® TR Fund	707,000	10,705	(23,480)	(12,775)
StocksPLUS® Fund	494,002	5,722	(51,156)	(45,434)
StocksPLUS® Long Duration Fund	256,428	2,571	(13,662)	(11,091)
StocksPLUS® Total Return Fund	288,212	8,134	(22,382)	(14,248)
StocksPLUS® TR Short Strategy Fund	192,287	3,690	(16,116)	(12,426)

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and interest only basis adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
All Asset Fund	$754,365	$0	$0	$1,015,232	$0	$0
All Asset All Authority Fund	70,160	16,426	0	50,192	0	0
EM Fundamental IndexPLUS TR Strategy Fund	764	0	0	N/A	N/A	N/A
Fundamental Advantage Tax Efficient Strategy Fund	0	248	0	0	0	0
Fundamental Advantage Total Return Strategy Fund	991	131,135	0	0	0	0
Fundamental IndexPLUSTM Fund	0	0	2,956	3,504	5,612	21,802
Fundamental IndexPLUSTM TR Fund	0	5,812	4,246	6,094	1,990	30,003
Global Multi-Asset Fund	4,926	0	0	N/A	N/A	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0	465	974	1,559	1,138	2,878
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	200	0	17,473	867	0
Small Cap StocksPLUS® TR Fund	626	0	1,745	1,310	245	0
StocksPLUS® Fund	36,588	0	176	48,311	0	0
StocksPLUS® Long Duration Fund	1,672	0	0	0	935	2,357
StocksPLUS® Total Return Fund	12,942	0	1,541	30,747	18,799	0
StocksPLUS® TR Short Strategy Fund	5,467	44,451	0	7,934	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

Annual Report	March 31, 2009	147

Notes to Financial Statements  (Cont.)

14.  SUBSEQUENT EVENT

The Trustees have approved liquidation for the PIMCO Fundamental Advantage Tax Efficient Strategy Fund pursuant to which the Fund will be liquidated on or about June 30, 2009 (“Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Effective May 26, 2009, the Fund will no longer sell shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into the Fund from other funds of the Trust or funds of Allianz Funds or Allianz Funds Multi-Strategy Trust.

148	PIMCO Funds	Strategic Markets Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional, Administrative, and Class P Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Institutional, Administrative, and Class P shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, EM Fundamental IndexPLUSTM TR Strategy Fund, Fundamental Advantage Tax Efficient Strategy Fund, Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUSTM Fund, Fundamental IndexPLUSTM TR Fund, Global Multi-Asset Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), StocksPLUS® Fund, Small Cap StocksPLUS® TR Fund, StocksPLUS® Long Duration Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, fifteen of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets, the cash flows for the Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUSTM Fund, Fundamental IndexPLUSTM TR Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), StocksPLUS® Fund , StocksPLUS® Total Return Fund and StocksPLUS® TR Short Strategy Fund and the financial highlights of the Funds for the Institutional, Administrative and Class P shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian, transfer agent and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

Annual Report	March 31, 2009	149

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

150	PIMCO Funds	Bond Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	1.35%	0.73%	$399,314	$0
All Asset All Authority Fund	1.06%	0.49%	46,636	0
EM Fundamental IndexPLUS TR Strategy Fund	0.49%	0.00%	693	0
Fundamental Advantage Tax Efficient Strategy Fund	0.00%	0.00%	21	0
Fundamental Advantage Total Return Strategy Fund	44.43%	19.53%	23,455	0
Fundamental IndexPLUSTM Fund	19.65%	12.35%	10,949	0
Fundamental IndexPLUSTM TR Fund	4.16%	3.32%	33,073	0
Global Multi-Asset Fund	0.37%	0.18%	657	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0.12%	0.00%	3,604	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	100.00%	100.00%	25,035	0
Small Cap StocksPLUS® TR Fund	16.26%	3.68%	13,424	0
StocksPLUS® Fund	2.87%	1.52%	19,146	0
StocksPLUS® Long Duration Fund	2.51%	2.51%	4,356	0
StocksPLUS® Total Return Fund	1.26%	1.26%	12,623	0
StocksPLUS® TR Short Strategy Fund	1.53%	0.84%	7,730	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

Annual Report	March 31, 2009	151

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office ** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

152	PIMCO Funds	Strategic Markets Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2009	153

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

154	PIMCO Funds	Strategic Markets Funds

Approval of Investment Advisory Contract and Supervision and Administration Agreement	(Unaudited)

The Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”), on behalf of PIMCO Global Advantage Strategy Bond Fund on May 19, 2008, PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Global Multi-Asset Fund on August 12, 2008, PIMCO Unconstrained Tax Managed Bond Fund and PIMCO Government Money Market Fund on November 4, 2008, and PIMCO Long-Term Credit Fund on February 23, 2009, each a new series of the Trust (each a “Fund” and, together, the “Funds”). On August 12, 2008, the Board also approved on behalf of EM Fundamental IndexPLUS TR Strategy Fund the Sub-Advisory Agreement (together, with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) with Research Affiliates, LLC (“RALLC”).

The Agreements are currently in effect with respect to other series of the Trust. The Trust’s Supervision and Administration Agreement, which the Board approved in August 2008, replaced the Trust’s Administration Agreement. With respect to Global Advantage Strategy Bond Fund, all references in this disclosure to the “Supervision and Administration Agreement” or to “supervisory and administrative fees” are deemed to be references to the prior Administration Agreement and administrative fees.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment advisory fees and expense ratios of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit each Fund and its shareholders.

Annual Report	March 31, 2009	155

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

3.	Investment Performance

As the Funds were new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Funds.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds.

The Board compared the Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the Funds’ total expenses to be reasonable.

With respect to PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund, the Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. The Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to those Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees. At the time the Board considered the Agreements for the Funds (other than PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund), PIMCO did not manage any separate accounts with a similar investment strategies to these Funds; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable, and that the unified fee was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that each Fund’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to each Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of each Fund by waiving a portion of its supervisory and administrative fee or reimbursing a Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of a Fund exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, as well as the estimated total expenses of each Fund, are reasonable and approval of the Agreements would likely benefit each Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with each Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to each Fund and its shareholders, for which they may be compensated under the unified supervisory and administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

156	PIMCO Funds	Strategic Markets Funds

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each Fund, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval of the Agreements was in the best interests of each Fund and its shareholders.

Annual Report	March 31, 2009	157

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-26780-05

PIMCO Funds

Annual Report

MARCH 31, 2009

Real Return Strategy, Asset Allocation & Equity-Related Funds

Share Classes

REAL RETURN STRATEGY

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO Global Multi-Asset Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental Advantage Tax Efficient Strategy Fund

PIMCO Fundamental Advantage Total Return Strategy Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO StocksPLUS® TR Short Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		22
Financial Highlights		110
Statements of Assets and Liabilities		122
Consolidated Statement of Assets and Liabilities		124
Statements of Operations		125
Consolidated Statement of Operations		127
Statements of Changes in Net Assets		128
Consolidated Statement of Changes in Net Assets		131
Statements of Cash Flows		132
Notes to Financial Statements		134
Report of Independent Registered Public Accounting Firm		154
Glossary		155
Federal Income Tax Information		156
Management of the Trust		157
Privacy Policy		159
Approval of Investment Advisory Contract and Supervision and Administration Agreement		160

FUND	Fund Summary	Schedule of Investments

All Asset Fund	8	24
All Asset All Authority Fund	9	25
Fundamental Advantage Tax Efficient Strategy Fund	10	26
Fundamental Advantage Total Return Strategy Fund	11	28
Fundamental IndexPLUS™ TR Fund	12	34
Global Multi-Asset Fund	13	43
International StocksPLUS® TR Strategy Fund (Unhedged)	14	47
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	15	54
RealEstateRealReturn Strategy Fund	16	62
Small Cap StocksPLUS® TR Fund	17	68
StocksPLUS® Fund	18	76
StocksPLUS® Total Return Fund	19	83
StocksPLUS® TR Short Strategy Fund	20	91
CommodityRealReturn Strategy Fund®	21	99

Annual Report	March 31, 2009	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

4	PIMCO Funds

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, commodity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European specific risk, Far-Eastern (excluding Japan) specific risk, Japanese specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset and All Asset All Authority Funds invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes, which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the S&P 500 Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and class A, B and C shares were first offered in (month/year): StocksPLUS® Fund (1/97), CommodityRealReturn Strategy Fund® (11/02), All Asset Fund (4/03), StocksPLUS® Total Return Fund (7/03), All Asset All Authority Fund (A&C Shares 7/05), Small Cap StocksPLUS® TR Fund (A&C Shares 7/06), StocksPLUS® TR Short Strategy Fund (A&C Shares 7/06), Fundamental Advantage Total Return Strategy Fund (A&C Shares 7/08) and Fundamental Advantage Tax Efficient Strategy Fund (A&C Shares 7/08). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year, or 18 months in the case of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and RealEstateRealReturn Strategy Funds. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from October 1, 2008 to March 31, 2009, with the exception of the Global Multi-Asset Fund, which is from October 29, 2008 (the date the Fund commenced operations) to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	7

PIMCO All Asset Fund

Class A:	PASAX
Class B:	PASBX
Class C:	PASCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	A modest allocation to the PIMCO Long Duration Total Return Fund benefited performance as the Fund outperformed the Barclays Capital U.S. TIPS 1-10 Year Index (the “benchmark”) during the period.

•

Significant allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Asset Fund, detracted from performance versus the benchmark as longer maturity U.S. TIPS underperformed the shorter maturity U.S. TIPS in the benchmark.

•

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, detracted from performance as both Funds underperformed the benchmark.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined more than the benchmark.

•	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the benchmark.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the benchmark.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class A	-18.33%	0.55%	5.17%
PIMCO All Asset Fund Class A (adjusted)	-21.40%	-0.21%	4.57%
PIMCO All Asset Fund Class B	-18.98%	-0.18%	4.39%
PIMCO All Asset Fund Class B (adjusted)	-21.68%	-0.26%	4.39%
PIMCO All Asset Fund Class C (adjusted)	-19.76%	-0.20%	4.38%
Barclays Capital U.S. TIPS: 1-10 Year Index	-2.26%	4.11%	5.65%
Consumer Price Index + 500 Basis Points	4.71%	7.80%	7.76%
Lipper Flexible Portfolio Funds Average	-23.92%	-0.30%	3.56%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.575% for Class A shares and 2.325% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

PIMCO Funds Allocation‡

Real Return Asset Fund	20.6%
Investment Grade Corporate Bond Fund	10.6%
Emerging Local Bond Fund	9.1%
High Yield Fund	7.7%
Convertible Fund	6.9%
Developing Local Markets Fund	6.4%
CommodityRealReturn Strategy Fund®	5.1%
Other	33.6%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$891.52	$888.26	$888.11	$1,020.89	$1,017.20	$1,017.20
Expenses Paid During Period†	$3.82	$7.30	$7.30	$4.08	$7.80	$7.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.81% for Class A, 1.55% for Class B and 1.55% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to management fees are currently capped at 0.64% of the total assets invested in Underlying Funds. The annualized expense ratio of 0.81% for Class A, 1.55% for Class B, and 1.55% for Class C reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO All Asset All Authority Fund

Class A:	PAUAX
Class C:	PAUCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO Global Multi-Asset Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the S&P 500 Index (the “benchmark”).

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the benchmark.

•	An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance due to the Fund’s short exposure to the S&P 500 Index, which declined over the period.

•

Significant allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Asset Fund, benefited performance versus the benchmark as longer maturity U.S. TIPS outperformed the benchmark.

•

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, benefited performance as both Funds outperformed the benchmark.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class A	-12.25%	2.45%	4.25%
PIMCO All Asset All Authority Fund Class A (adjusted)	-15.54%	1.67%	3.51%
PIMCO All Asset All Authority Fund Class C (adjusted)	-13.69%	1.69%	3.48%
S&P 500 Index	-38.09%	-4.76%	-3.04%
Consumer Price Index + 650 Basis Points	6.29%	9.42%	9.47%
Lipper Flexible Portfolio Funds Average	-23.92%	-0.30%	1.23%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 3.58% and 4.37% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

PIMCO Funds Allocation‡

Real Return Asset Fund	19.0%
Investment Grade Corporate Bond Fund	13.2%
High Yield Fund	9.8%
Emerging Local Bond Fund	6.4%
Convertible Fund	6.3%
Long Duration Total Return Fund	5.3%
CommodityRealReturn Strategy Fund®	5.2%
Developing Local Markets Fund	5.1%
Other	29.7%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$946.46	$943.05	$1,019.40	$1,015.66
Expenses Paid During Period†	$5.39	$9.01	$5.59	$9.35

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.11% for Class A and 1.86% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Underlying Fund expenses attributable to management fees indirectly borne by the Fund are currently capped at 0.69% of total assets.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example

Annual Report	March 31, 2009	9

PIMCO Fundamental Advantage Tax Efficient Strategy Fund

Class A:	PFEAX
Class C:	PFACX

Portfolio Insights

•

The Fund seeks maximum after tax total return consistent with prudent investment management by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a portfolio of fixed income instruments, a substantial portion of which are expected to be high yield securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).

•	The Fund’s long-short strategy exposure detracted from return as the Enhanced RAFI™ 1000 underperformed the S&P 500 Index over the course of the period.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.83%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•	The Fund’s underweight duration and curve-flattening positioning detracted from performance as municipal rates declined across the yield curve and the municipal yield curve steepened over the period.

•

The Fund’s Class A 30-day SEC yield after fees at March 31, 2009 was 4.68%. The yield was 7.19% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.19% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

•	The Fund’s exposure to higher-quality municipal holdings benefited performance as higher-quality municipals outperformed lower-quality municipals over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Class A	-14.31%	-13.94%
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Class A (adjusted)	-17.53%	-24.64%
A Shares After Taxes on Distributions	-15.11%	-15.31%
A Shares Distributions and Sale of Fund Shares	-18.30%	-18.49%
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Class C (adjusted)	-15.74%	-21.87%
C Shares After Taxes on Distributions	-15.73%	-15.99%
C Shares Distributions and Sale of Fund Shares	-16.53%	-15.99%
SIFMA Municipal Swap Index	1.73%	1.80%
Lipper Equity Market Neutral Funds Average	-8.62%	-8.46%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. The Fund’s gross expense ratios are 1.29% and 2.04% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Pennsylvania	12.4%
North Carolina	10.6%
Short-Term Instruments	7.8%
California	7.4%
Arizona	6.7%
Texas	6.0%
Tennessee	5.8%
Illinois	5.3%
Ohio	5.0%
Other	33.0%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$914.87	$911.44	$1,018.50	$1,014.76
Expenses Paid During Period†	$6.16	$9.72	$6.49	$10.25

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.29% for Class A and 2.04% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.29% for Class A and 2.04% for Class C reflects net annualized expenses after application of an expense waiver of 0.02% and 0.21% for Class A and Class C respectively.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Fundamental Advantage Total Return Strategy Fund

Class A:	PFTAX
Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed income instruments.

•	The Fund’s long-short strategy exposure detracted from returns as the Enhanced RAFI™ 1000 underperformed the S&P 500 Index for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Class A	-3.83%	-1.90%
PIMCO Fundamental Advantage Total Return Strategy Fund Class A (adjusted)	-7.44%	-8.26%
PIMCO Fundamental Advantage Total Return Strategy Fund Class C (adjusted)	-4.22%	-3.05%
3 Month LIBOR Index	2.71%	2.88%
Lipper Equity Market Neutral Funds Average	-8.62%	-8.46%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. The Fund’s gross expense ratios are 1.29% and 2.04% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	52.7%
U.S. Government Agencies	22.4%
PIMCO Funds	7.9%
Asset-Backed Securities	7.4%
Short-Term Instruments	2.2%
Other	7.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$999.58	$1,003.83	$1,010.42	$1,006.68
Expenses Paid During Period†	$14.51	$18.28	$14.59	$18.31

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.91% for Class A and 3.66% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	11

PIMCO Fundamental IndexPLUSTM TR Fund

Class A:	PIXAX
Class C:	PIXCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances in derivatives based on Enhanced RAFI™ 1000, and enhanced, performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed income instruments.

•	The Fund’s equity swap exposure to the Enhanced RAFI™ 1000 detracted from absolute performance as the Enhanced RAFI™ 1000 declined 39.83% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class A	-47.81%	-12.06%
PIMCO Fundamental IndexPLUS™ TR Fund Class A (adjusted)	-49.77%	-12.95%
PIMCO Fundamental IndexPLUS™ TR Fund Class C (adjusted)	-48.64%	-12.66%
FTSE RAFITM 1000 Index	-42.72%	-10.17%
S&P 500 Index	-38.09%	-8.24%
Lipper Specialty Diversified Equity Funds Average	-18.64%	-2.24%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. The Fund’s gross expense ratios are 1.70% and 2.43% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	50.4%
Corporate Bonds & Notes	18.4%
U.S. Treasury Obligations	13.2%
Short-Term Instruments	7.2%
Mortgage-Backed Securities	2.7%
Other	8.1%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$647.56	$645.45	$1,013.26	$1,010.17
Expenses Paid During Period†	$9.61	$12.14	$11.75	$14.83

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.34% for Class A and 2.96% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Global Multi-Asset Fund

Class A:	PGMAX
Class C:	PGMCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of a blend of 60% MSCI World index/40% Barclays Capital U.S. Aggregate Index, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed income instruments, equity securities, forwards and derivatives.

•	The Fund was launched on October 29, 2008.

•	The Fund’s “primary benchmark”, MSCI World Index, produced negative total returns, as the global equity markets declined over the period since the Fund’s inception.

•	An overweight to duration from October 2008 through March 2009 benefited performance as the ten-year U.S. Treasury yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities (“MBS”) from October 2008 through March 2009 benefited performance as Agency MBS spreads tightened during the period.

•	Exposure to U.S. corporate bonds from October 2008 through March 2009 benefited performance as spreads over U.S. Treasuries narrowed during the period.

•	Exposure to U.S. large cap equities from November 2008 through March 2009, primarily through the PIMCO StocksPLUS® Fund, detracted from performance as the Fund underperformed the primary benchmark.

•	Commodities exposure from November 2008 through March 2009, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the primary benchmark.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the primary benchmark.

Cumulative Annual Total Return for the period ended March 31, 2009
	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Class A	-3.91%
PIMCO Global Multi-Asset Fund Class A (adjusted)	-17.01%
PIMCO Global Multi-Asset Fund Class C (adjusted)	-11.64%
MSCI World Net Dividend Index (in USD)	-14.98%	*
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	-6.36%	*
Lipper Global Flexible Portfolio Funds Average	-7.34%	*

All Fund returns are net of fees and expenses.

* Cumulative total return since 10/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.24% and 2.99% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 08/27/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	26.3%
Short-Term Floating NAV Portfolio	21.9%
Corporate Bonds & Notes	20.0%
CommodityRealReturn Strategy Fund®	7.3%
Total Return Fund	5.0%
Other	19.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/29/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$960.90	$958.74	$1,019.35	$1,015.61
Expenses Paid During Period†	$4.60	$7.68	$5.64	$9.40

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.12% for Class A and 1.87% for Class C), multiplied by the average account value over the period, multiplied by 154/182 (to reflect the period since the Fund commenced operations on 10/29/08). The annualized expense ratio of 1.12% for Class A and 1.87% for Class C reflects net annualized expenses after application of an expense waiver of 0.69% and 0.68% for Class A and Class C respectively.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	13

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Class A:	PPUAX
Class C:	PPUCX

Portfolio Insights

•

The Fund seeks to exceed the total return of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed income instruments.

•	The Fund’s international equity swap exposure detracted from absolute performance as the MSCI EAFE Net Dividend Index (USD Unhedged) declined 46.50% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns for the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns for the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A	-50.47%	-23.79%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A (adjusted)	-52.32%	-25.03%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class C (adjusted)	-51.24%	-24.33%
MSCI EAFE Net Dividend Index (USD Unhedged)	-46.50%	-22.08%
Lipper International Multi-Cap Core Funds Average	-45.76%	-21.21%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.09% and 2.58% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	46.3%
Corporate Bonds & Notes	23.8%
PIMCO Funds	9.2%
Asset-Backed Securities	5.4%
Short-Term Instruments	3.0%
Other	12.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$671.04	$668.50	$1,013.66	$1,009.12
Expenses Paid During Period†	$9.42	$13.19	$11.35	$15.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.26% for Class A and 3.17% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Class A:	PIPAX
Class B:	PIPBX
Class C:	PIPCX

Portfolio Insights

•

The Fund seeks to exceed the total return of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed income instruments.

•

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar outperformed unhedged portfolios over the period as the U.S. dollar, the reserve currency, outperformed almost all other major currencies.

•	The Fund’s international equity swap exposure was negative for absolute performance as the MSCI EAFE Net Dividend Hedged USD Index declined 35.89% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns for the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns for the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A	-37.63%	-2.15%	-0.19%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A (adjusted)	-41.06%	-3.25%	-1.23%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B	-38.00%	-2.87%	-0.92%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B (adjusted)	-41.10%	-3.13%	-1.04%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class C (adjusted)	-38.64%	-2.83%	-0.89%
MSCI EAFE Net Dividend Hedged USD Index	-35.89%	-0.94%	0.54%	*
Lipper International Multi-Cap Core Funds Average	-45.76%	-2.19%	0.25%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.04% for Class A shares, 2.81% for Class B and 2.79% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	53.5%
Corporate Bonds & Notes	15.1%
U.S. Treasury Obligations	14.0%
Short-Term Instruments	5.9%
Mortgage-Backed Securities	3.6%
Other	7.9%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$756.82	$753.92	$753.31	$1,009.47	$1,005.44	$1,005.58
Expenses Paid During Period†	$13.58	$17.10	$16.96	$15.53	$19.55	$19.40

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (3.10% for Class A, 3.91% for Class B and 3.88% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	15

PIMCO RealEstateRealReturn Strategy Fund

Class A:	PETAX
Class B:	PETBX
Class C:	PETCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•

Real Estate Investment Trusts (“REITs”) declined 60.67% as measured by the Fund’s benchmark index, the Dow Jones U.S. Select REIT Total Return Index, which significantly detracted from total return performance through derivative exposure to the Fund’s benchmark index.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, detracted from performance as U.S. TIPS underperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

•	Exposure to U.S. corporate bonds in the finance sector significantly detracted from performance as spreads over U.S. Treasuries increased.

•	An overweight to U.S. TIPS duration from January 2009 through March 2009 benefited performance as the ten-year U.S. TIPS real yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened.

•	A U.K. yield curve-steepening bias benefited performance as the two-year U.K. Gilt yield declined more than the 30-year yield.

•	An emphasis on inflation-linked bonds (“ILBs”) in Japan detracted from performance as the ten-year real yield rose.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class A	-65.71%	-11.25%	-6.09%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	-67.60%	-12.25%	-7.06%
PIMCO RealEstateRealReturn Strategy Fund Class B	-66.10%	-12.00%	-6.86%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	-67.79%	-12.11%	-6.91%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	-66.43%	-11.99%	-6.86%
Dow Jones U.S. Select REIT Total Return Index	-60.67%	-9.46%	-5.55%	*
Lipper Real Estate Funds Average	-58.55%	-9.79%	-5.87%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.20% for Class A shares and 1.95% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	42.7%
U.S. Government Agencies	30.0%
Corporate Bonds & Notes	12.5%
Short-Term Instruments	4.9%
Asset-Backed Securities	3.5%
Other	6.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$375.00	$372.18	$372.88	$1,016.90	$1,013.16	$1,013.16
Expenses Paid During Period†	$5.52	$8.07	$8.08	$8.10	$11.85	$11.85

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.61% for Class A, 2.36% for Class B and 2.36% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Small Cap StocksPLUS® TR Fund

Class A:	PCKAX
Class C:	PCKCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed income instruments actively managed by PIMCO.

•	The Fund’s equity futures exposure to the Russell 2000® Index detracted from absolute performance as the Russell 2000® Index declined 37.50% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class A	-37.73%	-15.67%
PIMCO Small Cap StocksPLUS® TR Fund Class A (adjusted)	-40.06%	-16.74%
PIMCO Small Cap StocksPLUS® TR Fund Class C (adjusted)	-38.86%	-16.38%
Russell 2000® Index	-37.50%	-16.80%
Lipper Specialty Diversified Equity Funds Average	-18.64%	-3.91%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.95% and 2.69% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	44.7%
Corporate Bonds & Notes	20.3%
U.S. Treasury Obligations	18.7%
Asset-Backed Securities	3.8%
Short-Term Instruments	1.2%
Other	11.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$631.70	$629.54	$1,017.30	$1,013.51
Expenses Paid During Period†	$6.22	$9.30	$7.70	$11.50

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.53% for Class A and 2.29% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	17

PIMCO StocksPLUS® Fund

Class A:	PSPAX
Class B:	PSPBX
Class C:	PSPCX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed income instruments.

•	The Fund’s equity futures exposure to the S&P 500 Index detracted from absolute performance as the S&P 500 Index declined 38.09% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Class A	-46.61%	-8.36%	-4.61%	4.77%
PIMCO StocksPLUS® Fund Class A (adjusted)	-48.21%	-8.91%	-4.90%	4.57%
PIMCO StocksPLUS® Fund Class B	-46.99%	-9.04%	-5.10%	4.42%
PIMCO StocksPLUS® Fund Class B (adjusted)	-49.46%	-9.33%	-5.10%	4.42%
PIMCO StocksPLUS® Fund Class C (adjusted)	-47.37%	-8.81%	-5.07%	4.25%
S&P 500 Index	-38.09%	-4.76%	-3.00%	5.82%	*
Lipper Large-Cap Core Funds Average	-37.34%	-4.94%	-2.94%	5.07%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.00%, 1.75% and 1.50% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	48.1%
Corporate Bonds & Notes	20.7%
Short-Term Instruments	6.8%
Mortgage-Backed Securities	6.5%
PIMCO Funds	5.6%
Other	12.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$653.34	$651.73	$651.60	$1,015.66	$1,011.92	$1,013.16
Expenses Paid During Period†	$7.67	$10.75	$9.72	$9.35	$13.09	$11.85

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.86% for Class A, 2.61% for Class B and 2.36% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO StocksPLUS® Total Return Fund

Class A:	PTOAX
Class B:	PTOBX
Class C:	PSOCX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed income instruments.

•	The Fund’s equity futures exposure to the S&P 500 Index detracted from absolute performance as the S&P 500 Index declined 38.09% for the period.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Class A	-47.17%	-7.71%	-2.35%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	-49.15%	-8.41%	-2.90%
PIMCO StocksPLUS® Total Return Fund Class B	-47.62%	-8.40%	-3.12%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	-49.31%	-8.46%	-3.12%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	-48.09%	-8.40%	-3.11%
S&P 500 Index	-38.09%	-4.76%	-1.23%	*
Lipper Large-Cap Core Funds Average	-37.34%	-4.94%	-1.73%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.65% for Class A shares, 3.44% for Class B and 3.40% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	53.5%
Corporate Bonds & Notes	18.4%
PIMCO Funds	5.4%
Short-Term Instruments	4.8%
Mortgage-Backed Securities	4.7%
Other	13.2%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$657.08	$653.72	$654.36	$1,010.57	$1,006.58	$1,006.58
Expenses Paid During Period†	$11.90	$15.17	$15.18	$14.44	$18.41	$18.41

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.88% for Class A, 3.68% for Class B and 3.68% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	19

PIMCO StocksPLUS® TR Short Strategy Fund

Class A:	PSSAX
Class C:	PSSCX

Portfolio Insights

•

The Fund seeks total return through the implementation of short investment positions on the S&P 500 (the “Index”) by investing primarily in short positions with respect to the Index or specific Index securities, backed by a portfolio of fixed income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•	The Fund’s short S&P 500 Index futures contract exposure benefited absolute performance as the S&P 500 Index declined over the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® TR Short Strategy Fund Class A	45.90%	9.26%	9.10%
PIMCO StocksPLUS® TR Short Strategy Fund Class A (adjusted)	40.43%	8.43%	8.37%
PIMCO StocksPLUS® TR Short Strategy Fund Class C (adjusted)	44.16%	8.42%	8.26%
Inverse of S&P 500 Index	49.39%	2.77%	-0.19%	*
Lipper Dedicated Short Bias Funds Average	15.89%	-0.57%	-3.78%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.59% and 2.47% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	33.8%
Corporate Bonds & Notes	30.5%
U.S. Treasury Obligations	8.0%
Mortgage-Backed Securities	7.2%
Asset-Backed Securities	7.1%
Short-Term Instruments	5.4%
Other	8.0%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,397.71	$1,393.67	$1,012.12	$1,008.83
Expenses Paid During Period†	$15.36	$19.28	$12.89	$16.18

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.57% for Class A and 3.23% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO CommodityRealReturn Strategy Fund®

Class A:	PCRAX
Class B:	PCRBX
Class C:	PCRCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•

Commodities declined 44.99% as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Index Total Return. All commodity sectors declined during the period, which significantly detracted from performance. The largest decline occurred in the energy sector, which was down 62.74% during the period.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, detracted from performance as U.S. TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Index Total Return.

•	Exposure to U.S. corporate bonds in the finance sector significantly detracted from performance as spreads over U.S. Treasuries increased.

•	An overweight to U.S. TIPS duration from October 2008 through March 2009 benefited performance as the ten-year U.S. TIPS real yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened.

•	A U.K. yield curve-steepening bias benefited performance as the two-year U.K. Gilt yield declined more than the 30-year yield.

•	An emphasis on inflation-linked bonds (“ILBs”) in Japan detracted from performance as the ten-year real yield rose.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Class A	-51.10%	-4.59%	5.93%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	-53.78%	-5.67%	5.05%
PIMCO CommodityRealReturn Strategy Fund® Class B	-51.50%	-5.32%	5.15%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	-53.20%	-5.52%	5.15%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	-51.81%	-5.31%	5.16%
Dow Jones-AIG Commodity Index Total Return	-44.99%	-3.25%	4.10%	*
Lipper Commodities Funds Average	-47.38%	-6.83%	0.34%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.50% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.29% for Class A shares and 2.04% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	50.4%
U.S. Government Agencies	23.6%
Corporate Bonds & Notes	11.8%
Short-Term Instruments	8.3%
Foreign Currency-Denominated Issues	2.2%
Other	3.7%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$636.37	$633.92	$634.23	$1,013.01	$1,009.17	$1,009.22
Expenses Paid During Period†	$9.75	$12.87	$12.83	$11.99	$15.83	$15.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.39% for Class A, 3.16% for Class B and 3.15% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 2.39% for Class A, 3.16% for Class B, and 3.15% for Class C reflects net annualized expenses after application of an expense waiver of 0.09%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	21

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged market-weighted index that consists of over 1,200 securities traded in 22 of the world’s most developed countries. Securities are listed on exchanges in the US, Europe, Canada, Australia, New Zealand, and the Far East. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS: 1-10 Year Index	Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Consumer Price Index + 500 Basis Points	Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	Consumer Price Index + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

22	PIMCO Funds

Index	Description

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

FTSE RAFITM 1000 Index	FTSE RAFITM 1000 Index is part of the FTSE RAFITM Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFITM Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFITM US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in an unmanaged index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SIFMA Municipal Swap Index	SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations that have a weekly Wednesday reset, are not subject to alternative minimum tax, have an outstanding amount of at least $10 million, have the highest short-term rating, and pay interest on a monthly basis (calculated on an actual/actual basis). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report	March 31, 2009	23

Schedule of Investments All Asset Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 100.2%

CommodityReal Return Strategy Fund®	91,800,615	$574,672

Convertible Fund	93,986,860	781,031

Developing Local Markets Fund	89,513,668	722,375

Diversified Income Fund	43,445,176	369,719

EM Fundamental IndexPLUS™ TR Strategy Fund	13,030,794	134,738

Emerging Local Bond Fund	132,421,397	1,028,914

Emerging Markets Bond Fund	64,615,881	552,466

Floating Income Fund	56,330,142	394,311

Foreign Bond Fund (Unhedged)	784,384	6,291

Fundamental Advantage Total Return Strategy Fund	32,704,928	143,248

Fundamental IndexPLUS™ Fund	3,536,235	15,772

	SHARES	VALUE (000S)

Fundamental IndexPLUS™ TR Fund	79,224,668	$381,863

Global Bond Fund (Unhedged)	892,802	7,250

High Yield Fund	132,315,899	867,992

Income Fund	24,080,809	205,650

International StocksPLUS® TR Strategy Fund (Unhedged)	5,614,916	25,829

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	29,458,692	190,303

Investment Grade Corporate Bond Fund	123,674,966	1,194,700

Long Duration Total Return Fund	36,752,835	372,674

Long-Term U.S. Government Fund	530,862	6,147

Low Duration Fund	588,111	5,469

	SHARES	VALUE (000S)

Real Return Asset Fund	226,678,451	$2,325,721

Real Return Fund	994,188	9,942

RealEstateReal Return Strategy Fund	53,639,014	111,569

Short-Term Fund	627,823	5,895

Small Cap StocksPLUS® TR Fund	60,156,992	338,684

StocksPLUS® Fund	1,396,556	6,899

StocksPLUS® Total Return Fund	5,910,377	28,606

Total Return Fund	48,456,987	490,869

Total PIMCO Funds (Cost $13,187,877)		11,299,599

Total Investments 100.2% (Cost $13,187,877)		$11,299,599

Other Assets and Liabilities (Net) (0.2%)		(26,770)

Net Assets 100.0%		$11,272,829

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$11,299,599	$0	$0	$11,299,599
Other Financial Instruments ++	0	0	0	0

Total	$11,299,599	$0	$0	$11,299,599

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

24	PIMCO Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 113.1%

CommodityRealReturn Strategy Fund®	13,859,905	$86,763

Convertible Fund	12,693,326	105,481

Developing Local Markets Fund	10,553,890	85,170

Diversified Income Fund	2,866,964	24,398

EM Fundamental IndexPLUS™ TR Strategy Fund	2,136,036	22,087

Emerging Local Bond Fund	13,947,738	108,374

Emerging Markets Bond Fund	8,246,575	70,508

Floating Income Fund	9,200,265	64,402

Foreign Bond Fund (Unhedged)	977,928	7,843

Fundamental Advantage Total Return Strategy Fund	12,670,640	55,497

Fundamental IndexPLUS™ Fund	118,551	529

Fundamental IndexPLUS™ TR Fund	11,608,579	55,953

	SHARES	VALUE (000S)

Global Bond Fund (Unhedged)	29,671	$241

High Yield Fund	25,124,611	164,817

Income Fund	4,912,521	41,953

Investment Grade Corporate Bond Fund	23,079,400	222,947

Long Duration Total Return Fund	8,788,677	89,117

Long-Term U.S. Government Fund	403,665	4,674

Low Duration Fund	80,506	749

Real Return Asset Fund	31,179,502	319,902

Real Return Fund	70,956	710

RealEstateRealReturn Strategy Fund	6,510,974	13,543

Short-Term Fund	68	1

Small Cap StocksPLUS® TR Fund	9,494,591	53,455

StocksPLUS® Fund	148,730	735

StocksPLUS® Total Return Fund	240,365	1,163

	SHARES	VALUE (000S)

StocksPLUS® TR Short Strategy Fund	50,645	$348

Total Return Fund	7,909,653	80,125

Total PIMCO Funds (Cost $1,815,416)		1,681,485

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$266	266

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $275. Repurchase proceeds are $266.)

Total Short-Term Instruments (Cost $266)		266

Total Investments 113.1% (Cost $1,815,682)		$1,681,751

Other Assets and Liabilities (Net) (13.1%)		(194,800)

Net Assets 100.0%		$1,486,951

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,681,485	$266	$0	$1,681,751
Other Financial Instruments ++	0	0	0	0

Total	$1,681,485	$266	$0	$1,681,751

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	25

Schedule of Investments  Fundamental Advantage Tax Efficient Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

Citigroup, Inc.
8.400% due 04/29/2049	$100	$57

Total Corporate Bonds & Notes (Cost $100)		57

MUNICIPAL BONDS & NOTES 86.3%

ARIZONA 6.3%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	100	82

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	250	223

		305

CALIFORNIA 7.1%

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2036	100	100

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	100	59

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	100	100

Long Beach, California Special Tax Bonds, Series 2008
5.400% due 10/01/2023	100	80

		339

COLORADO 3.2%

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	100	78

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	100	75

		153

GEORGIA 0.7%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	100	32

IDAHO 2.8%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	200	136

ILLINOIS 5.0%

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	100	74

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	200	168

		242

IOWA 1.2%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	100	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MARYLAND 1.6%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	$150	$78

MASSACHUSETTS 2.1%

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.250% due 12/01/2037	100	100

MICHIGAN 1.2%

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	100	59

MONTANA 2.1%

Montana State Board of Regents Revenue Bonds, Series 2005
0.350% due 11/15/2035	100	100

NEW HAMPSHIRE 2.1%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.200% due 06/01/2041	100	100

NEW JERSEY 2.0%

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	100	99

NEW YORK 3.8%

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	100	81

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
0.300% due 06/15/2033	100	100

		181

NORTH CAROLINA 10.1%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	150	154

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	250	246

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	100	83

		483

OHIO 4.7%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	62
5.875% due 06/01/2047	300	165

		227

PENNSYLVANIA 11.8%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2007
5.000% due 11/15/2013	250	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	$200	$170

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	250	174

		564

PUERTO RICO 4.4%

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.500% due 07/01/2038	250	211

TENNESSEE 5.5%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	350	263

TEXAS 5.7%

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	200	94

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	125	117

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	100	62

		273

WEST VIRGINIA 2.9%

Kanawha County, West Virginia Revenue Bonds, Series 1999
5.100% due 01/01/2012	150	139

Total Municipal Bonds & Notes (Cost $5,023)		4,141

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	400	2

Total Convertible Preferred Stocks (Cost $30)		2

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%

REPURCHASE AGREEMENTS 7.4%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$356	356

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $365. Repurchase proceeds are $356.)

Total Short-Term Instruments (Cost $356)		356

Total Investments 95.0% (Cost $5,509)		$4,556

Other Assets and Liabilities (Net) 5.0%		240

Net Assets 100.0%		$4,796

26	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Cash of $70 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index June Futures	Short	06/2009	8	$(16)

(c)	Swap agreements outstanding on March 31, 2009:

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	10,016	1-Month USD-LIBOR plus 0.310%	$622	02/26/2010	JPM	$63
Pay	FTSE eRAFI 1000 Index	14,431	1-Month USD-LIBOR plus 0.250%	1,740	04/30/2009	MLP	753
Receive	FTSE eRAFI 1000 Index	38,213	1-Month USD-LIBOR plus 0.250%	4,607	04/30/2009	MLP	(1,996)
Receive	FTSE eRAFI 1000 Index	26,037	1-Month USD-LIBOR plus 0.290%	1,782	04/30/2010	MLP	0
Pay	S&P 500 Index	1,885	1-Month USD-LIBOR less 0.050%	4,000	07/31/2009	MLP	1,622
Pay	S&P 500 Index	954	1-Month USD-LIBOR plus 0.050%	1,233	04/30/2010	MLP	0

							$442

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(d)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$2	$4,554	$0	$4,556
Other Financial Instruments ++	(16)	1,622	(1,180)	426

Total	$(14)	$6,176	$(1,180)	$4,982

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 07/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(51)	0	0	0	(1,129)	0	(1,180)

Total	$(51)	$0	$0	$0	$(1,129)	$0	$(1,180)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	27

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 15.2%

Short-Term Floating NAV Portfolio	3,369,441	$33,711

Total PIMCO Funds (Cost $33,711)		33,711

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 101.5%

BANKING & FINANCE 60.9%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013 (f)	$600	581

American Express Bank FSB
5.500% due 04/16/2013 (f)	800	691

American Express Centurion Bank
0.583% due 03/23/2010 (f)	2,700	2,533

American Express Co.
7.000% due 03/19/2018 (f)	800	707

American Express Credit Corp.
5.875% due 05/02/2013	600	527

American International Group, Inc.
1.252% due 10/18/2011 (f)	6,500	3,404

ANZ National International Ltd.
6.200% due 07/19/2013 (f)	900	869

Bank of America Corp.
8.000% due 12/29/2049	7,800	3,128
8.125% due 12/29/2049	4,700	1,933

Bank of Scotland PLC
1.344% due 12/08/2010 (f)	7,000	6,456

Bear Stearns Cos. LLC
1.341% due 02/23/2010 (f)	400	395
1.404% due 01/31/2011 (f)	400	381
1.446% due 11/28/2011 (f)	2,800	2,691
7.250% due 02/01/2018	2,000	2,070

Capital One Financial Corp.
1.572% due 09/10/2009 (f)	5,200	5,037

CIT Group, Inc.
4.250% due 02/01/2010	700	600

Citigroup, Inc.
5.500% due 04/11/2013 (f)	1,800	1,583

Comerica Bank
1.359% due 05/24/2011 (f)	7,100	6,268

Duke University
4.200% due 04/01/2014	900	906
5.150% due 04/01/2019	800	804

General Electric Capital Corp.
5.875% due 01/14/2038	800	574

Goldman Sachs Group, Inc.
1.677% due 03/22/2016	2,300	1,568
6.150% due 04/01/2018	2,300	2,106

Hartford Life Global Funding Trusts
1.288% due 11/15/2009 (f)	7,800	7,139

HSBC Finance Corp.
1.451% due 08/09/2011 (f)	3,200	2,179

International Lease Finance Corp.
1.610% due 07/13/2012 (f)	8,500	3,443

JPMorgan Chase & Co.
7.900% due 04/29/2049	2,100	1,352

KeyBank N.A.
3.511% due 06/02/2010	1,200	1,157

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	8,800	1,100
3.375% due 01/26/2017 (a)	900	113

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	$400	$334
1.438% due 02/15/2011	1,600	1,360
1.454% due 02/05/2010	4,200	3,966

Monumental Global Funding Ltd.
5.500% due 04/22/2013	500	455

Morgan Stanley
1.574% due 10/15/2015 (f)	5,700	4,056
3.338% due 05/14/2010	1,200	1,169

National Australia Bank Ltd.
5.350% due 06/12/2013	700	679

Nationwide Life Global Funding I
5.450% due 10/02/2012 (f)	6,300	5,617

Northern Rock PLC
1.166% due 10/20/2009	5,000	4,949

Pacific Life Global Funding
1.457% due 06/22/2011 (f)	20,500	20,476

Premium Asset Trust
1.661% due 10/08/2009 (f)	4,000	3,475

Pricoa Global Funding I
1.274% due 01/30/2012	900	670
1.428% due 09/27/2013	700	468

Princeton University
5.700% due 03/01/2039	800	788

Principal Life Income Funding Trusts
5.550% due 04/27/2015	900	854

SLM Corp.
4.000% due 01/15/2010 (f)	2,800	2,363

Sun Life Financial Global Funding LP
1.619% due 07/06/2011 (f)	9,000	7,996

TD North America LP
1.414% due 10/15/2009 (f)	6,800	6,791

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	261

UBS AG
2.154% due 05/05/2010 (f)	2,800	2,794
5.750% due 04/25/2018	400	335

Wachovia Corp.
1.590% due 06/15/2017 (f)	1,000	592
5.750% due 02/01/2018 (f)	1,000	888

Wells Fargo & Co.
7.980% due 02/28/2049	2,700	1,271

		134,902

INDUSTRIALS 32.9%

Amgen, Inc.
6.900% due 06/01/2038 (f)	3,300	3,403

CODELCO, Inc.
7.500% due 01/15/2019	400	456

CVS Caremark Corp.
1.561% due 06/01/2010 (f)	10,000	9,639

Dell, Inc.
5.650% due 04/15/2018	1,600	1,513

Gaz Capital S.A.
7.343% due 04/11/2013	100	88
8.146% due 04/11/2018	600	495
8.625% due 04/28/2034	3,300	2,987

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010 (f)	9,400	9,421

Home Depot, Inc.
1.445% due 12/16/2009 (f)	14,400	14,130

Martin Marietta Materials, Inc.
1.324% due 04/30/2010 (f)	4,660	4,368

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Norfolk Southern Corp.
5.750% due 04/01/2018 (f)	$3,600	$3,586

Oracle Corp.
5.750% due 04/15/2018 (f)	3,500	3,662

Petroleos Mexicanos
8.000% due 05/03/2019	1,100	1,078

Philip Morris International, Inc.
6.375% due 05/16/2038	400	389

Reynolds American, Inc.
2.020% due 06/15/2011 (f)	4,700	4,234

Roche Holdings, Inc.
3.249% due 02/25/2011	2,100	2,097

Suncor Energy, Inc.
6.100% due 06/01/2018 (f)	4,000	3,418

Time Warner, Inc.
1.461% due 11/13/2009	5,800	5,693

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,200	2,234

		72,891

UTILITIES 7.7%

Appalachian Power Co.
6.600% due 05/01/2009	1,230	1,232

Dominion Resources, Inc.
2.366% due 06/17/2010 (f)	4,000	3,888

EDF S.A.
5.500% due 01/26/2014	300	319
6.500% due 01/26/2019	300	309
6.950% due 01/26/2039	300	299

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011 (f)	9,400	10,049

Public Service Electric & Gas Co.
5.300% due 05/01/2018 (f)	1,100	1,111

		17,207

Total Corporate Bonds & Notes (Cost $257,680)		225,000

MUNICIPAL BONDS & NOTES 2.8%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	103
6.899% due 12/01/2040	1,600	1,598

Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,500	2,452

Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033	2,000	2,027

Total Municipal Bonds & Notes (Cost $6,120)		6,180

U.S. GOVERNMENT AGENCIES 43.0%

Fannie Mae
3.868% due 03/01/2034 (f)	1,023	1,039
4.024% due 12/01/2034 (f)	1,203	1,214
4.120% due 07/01/2035 (f)	1,440	1,449
4.500% due 06/01/2023 - 11/01/2023 (f)	3,889	4,010
5.000% due 07/01/2023 - 07/01/2037 (f)	20,042	20,727
5.000% due 04/01/2034 - 07/01/2037 (g)	551	569
5.000% due 05/01/2037	23	24
5.000% due 06/01/2037 (f)(g)	939	970

28	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 11/01/2036 - 11/01/2038 (f)	$9,611	$9,987
5.500% due 07/01/2038 (g)	147	153
5.500% due 05/01/2039	1,000	1,035
6.000% due 08/01/2036 - 10/01/2036 (g)	707	740
6.000% due 09/01/2036 - 11/01/2036 (f)	10,301	10,779
6.000% due 10/01/2036 (f)(g)	308	322

Freddie Mac
5.000% due 02/15/2016 - 11/01/2035 (f)	14,277	14,735
5.500% due 09/01/2037 - 09/01/2038 (f)	18,987	19,726

Ginnie Mae
6.000% due 02/15/2037 - 09/15/2037 (g)	1,651	1,728

Small Business Administration
5.490% due 03/01/2028	470	512
6.020% due 08/01/2028	5,093	5,673

Total U.S. Government Agencies (Cost $90,823)		95,392

U.S. TREASURY OBLIGATIONS 3.4%

Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	115	118
2.500% due 01/15/2029	986	1,072

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	800	793
8.000% due 11/15/2021	1,200	1,776
8.125% due 08/15/2019	800	1,161
8.125% due 05/15/2021	1,700	2,521

Total U.S. Treasury Obligations (Cost $7,272)		7,441

MORTGAGE-BACKED SECURITIES 5.6%

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	7,100	4,837

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	3,400	2,797

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	1,600	1,097

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		$2,300	$1,493

WaMu Mortgage Pass-Through Certificates
5.678% due 06/25/2037		3,944	2,063

Total Mortgage-Backed Securities (Cost $15,829)			12,287

ASSET-BACKED SECURITIES 14.2%

Access Group, Inc.
2.459% due 10/27/2025		3,357	3,088

BA Credit Card Trust
1.256% due 12/15/2014		2,200	1,970

Chase Issuance Trust
2.820% due 09/15/2015		6,800	6,230

IXIS Real Estate Capital Trust
0.862% due 02/25/2036		4,721	3,824

Long Beach Mortgage Loan Trust
0.582% due 12/25/2036		443	363

SLM Student Loan Trust
2.659% due 04/25/2023		6,680	6,566

South Carolina Student Loan Corp.
2.011% due 03/02/2020		3,100	2,889
2.261% due 09/03/2024		1,400	1,279

Structured Asset Securities Corp.
0.632% due 01/25/2037		10,000	5,318

Total Asset-Backed Securities (Cost $37,318)			31,527

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%

Goldman Sachs Group, Inc.
6.375% due 05/02/2018	EUR	400	457

KeyCorp
2.088% due 11/22/2010		1,600	1,869

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		1,900	1,732

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	600	461

Total Foreign Currency-Denominated Issues (Cost $4,603)			4,519

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.5%

Bank of America Corp.
7.250% due 12/31/2049	2,400	$1,019

Total Convertible Preferred Stocks (Cost $1,533)		1,019

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS 2.5%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$5,600	5,600

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.125% due 04/30/2010 - 01/31/2014 valued at $5,699. Repurchase proceeds are $5,600.)

U.S. CASH MANAGEMENT BILLS 1.3%
0.220% due 04/29/2009 (e)	2,960	2,959

U.S. TREASURY BILLS 0.5%
0.119% due 04/16/2009 - 06/04/2009 (b)(e)	1,055	1,055

Total Short-Term Instruments (Cost $9,614)		9,614

PURCHASED OPTIONS (i) 0.0%
(Cost $62)		49

Total Investments 192.5% (Cost $464,565)		$426,739

Written Options (j) (0.0%) (Premiums $289)		(151)

Other Assets and Liabilities (Net) (92.5%)		(204,955)

Net Assets 100.0%		$221,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Fundamental Advantage Total Return Strategy Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $3,889 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $171,822 at a weighted average interest rate of 2.002%. On March 31, 2009, securities valued at $250,286 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $3,508 and cash of $26,678 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	17	$232
90-Day Eurodollar December Futures	Long	12/2009	83	512
90-Day Eurodollar June Futures	Long	06/2010	7	44
90-Day Eurodollar March Futures	Long	03/2010	77	486
90-Day Eurodollar September Futures	Long	09/2009	322	2,012
90-Day Eurodollar September Futures	Long	09/2010	7	45
E-mini S&P 500 Index June Futures	Short	06/2009	620	(1,271)

See Accompanying Notes	Annual Report	March 31, 2009	29

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
S&P 500 Index June Futures	Short	06/2009	1,012	$(10,373)
U.S. Treasury 5-Year Note June Futures	Long	06/2009	6	10
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3	28

				$(8,275)

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	7.440%	$2,300	$(232)	$0	$(232)
General Electric Capital Corp.	BCLY	4.500%	12/20/2013	7.440%	2,900	(283)	0	(283)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	7.440%	2,200	(200)	0	(200)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	200	(21)	0	(21)
General Motors Corp.	BOA	5.000%	06/20/2013	100.472%	1,300	(1,066)	(241)	(825)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	5,000	(4,097)	(892)	(3,205)
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	1,000	13	0	13
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	200	(16)	0	(16)
SLM Corp.	CITI	5.600%	09/20/2009	42.889%	2,600	(390)	0	(390)

						$(6,292)	$(1,133)	$(5,159)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	$486	$1	$0	$1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,334	(30)	0	(30)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(35)	$0	$(35)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$34,700	961	(61)	1,022
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		7,700	213	(18)	231
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,800	46	2	44
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,100	314	119	195
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,200	60	44	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		4,300	215	155	60
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,100	105	66	39
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		500	(136)	(5)	(131)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	26	(60)	86
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		4,500	168	(84)	252
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		14,300	533	(40)	573
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		700	(242)	(61)	(181)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	2,600	145	12	133
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	161	(21)	182
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		9,200	1,218	(116)	1,334

30	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB	$500	$66	$0	$66
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS	7,900	1,045	(94)	1,139
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS	1,400	209	(1)	210

						$5,166	$(158)	$5,324

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	FTSE eRAFI 1000 Index	1,319,523	1-Month USD-LIBOR plus 0.300%	$84,463	03/12/2010	CSFB	$5,816
Receive	FTSE eRAFI 1000 Index	1,051,105	1-Month USD-LIBOR plus 0.310%	63,688	02/26/2010	JPM	6,638
Receive	FTSE eRAFI 1000 Index	1,035,004	1-Month USD-LIBOR plus 0.170%	64,265	08/31/2009	UBS	6,545

							$18,999

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index June Futures	$1,150.000	06/18/2009	339	$20	$38
Call - CME S&P 500 Index June Futures	1,300.000	06/18/2009	797	33	10
Put - CBOT U.S. Treasury 5-Year Note June Futures	85.000	05/22/2009	35	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	67.000	05/22/2009	26	0	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	12	0	0

				$54	$49

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 06/01/2039	$140.000	06/04/2009	$8,000	$1	$0
Call - OTC Fannie Mae 6.000% due 05/01/2039	114.000	05/05/2009	13,000	2	0
Put - OTC Fannie Mae 5.000% due 04/01/2039	83.000	04/06/2009	44,000	5	0
Put - OTC Fannie Mae 6.000% due 04/01/2039	91.469	04/06/2009	4,000	0	0

				$8	$0

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	3	$2	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	284	62	69
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	282	93	60
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	5	3	3
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	16	5	2

				$ 165	$ 136

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009	EUR	500	$5	$0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		500	6	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$2,500	20	4
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,500	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,500	7	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	6	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	3	0
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	9	2
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,000	9	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,000	11	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,500	7	2

See Accompanying Notes	Annual Report	March 31, 2009	31

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$500	$5	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	3,500	13	1

							$124	$15

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 07/31/2008	73	$0	EUR	0	$81
Sales	1,356	24,500		1,500	795
Closing Buys	(326)	(1,000)		(500)	(279)
Expirations	(479)	(2,500)		0	(283)
Exercised	(34)	0		0	(25)

Balance at 03/31/2009	590	$21,000	EUR	1,000	$289

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$18,000	$18,472	$18,683

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	179	04/2009	$3	$0	$3
Buy		JPM	239	04/2009	0	(3)	(3)
Sell		JPM	60	04/2009	1	0	1
Buy		HSBC	179	06/2009	0	(3)	(3)
Buy		JPM	60	06/2009	0	(1)	(1)
Buy	CAD	JPM	128	04/2009	0	(3)	(3)
Buy	CNY	BCLY	4,654	07/2009	0	(37)	(37)
Sell		BCLY	3,553	07/2009	0	(21)	(21)
Sell		CITI	4,707	07/2009	0	(23)	(23)
Buy		DUB	14,457	07/2009	0	(117)	(117)
Sell		DUB	14,072	07/2009	0	(58)	(58)
Buy		HSBC	12,348	07/2009	23	(33)	(10)
Sell		HSBC	2,410	07/2009	0	(12)	(12)
Buy		JPM	4,507	07/2009	0	(39)	(39)
Sell		JPM	11,224	07/2009	0	(47)	(47)
Buy		BCLY	1,326	09/2009	3	0	3
Sell		BCLY	4,139	09/2009	0	(15)	(15)
Buy		CITI	833	09/2009	2	0	2
Sell		CITI	4,260	09/2009	0	(15)	(15)
Buy		DUB	3,950	09/2009	9	0	9
Buy		HSBC	1,803	09/2009	4	0	4
Sell		HSBC	84	09/2009	0	0	0
Buy		JPM	690	09/2009	1	0	1
Sell		JPM	119	09/2009	0	0	0
Buy		JPM	1,968	03/2010	0	(2)	(2)
Buy	EUR	BCLY	78	04/2009	0	(2)	(2)
Sell		BCLY	3,344	04/2009	0	(212)	(212)
Sell	GBP	BCLY	1,272	04/2009	50	0	50
Sell		JPM	1,087	04/2009	17	0	17
Buy	JPY	RBS	9,434	05/2009	0	0	0
Buy	MYR	BCLY	175	04/2009	0	(2)	(2)
Buy		BOA	140	04/2009	0	(2)	(2)
Buy		CITI	281	04/2009	0	(3)	(3)
Sell		CITI	917	04/2009	0	0	0
Buy		HSBC	321	04/2009	0	(2)	(2)
Buy	PHP	CITI	7,249	05/2009	1	(1)	0
Sell		CITI	9,674	05/2009	0	(17)	(17)
Buy		JPM	2,425	05/2009	0	0	0
Buy	RUB	JPM	16,183	05/2009	0	(198)	(198)
Sell		JPM	16,183	05/2009	205	0	205
Sell	SGD	BCLY	390	04/2009	2	0	2
Buy		CITI	569	04/2009	0	(16)	(16)

32	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SGD	CITI	264	04/2009	$0	$0	$0
Buy		DUB	369	04/2009	0	(8)	(8)
Buy		HSBC	161	04/2009	0	(4)	(4)
Sell		HSBC	598	04/2009	1	0	1
Sell		JPM	261	04/2009	0	0	0
Buy		RBS	237	04/2009	0	(6)	(6)
Buy		UBS	178	04/2009	0	(3)	(3)
Sell		BOA	202	07/2009	1	0	1
Buy		HSBC	202	07/2009	0	(7)	(7)

					$323	$(912)	$(589)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$34,778	$391,961	$0	$426,739
Short Sales, at value	0	(18,683)	0	(18,683)
Other Financial Instruments ++	(8,275)	5,208	13,181	10,114

Total	$26,503	$378,486	$13,181	$418,170

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 07/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(2,967)	0	0	0	16,149	(1)	13,181

Total	$(2,967)	$0	$0	$0	$16,149	$(1)	$13,181

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	33

Schedule of Investments  Fundamental IndexPLUSTM TR Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 2.6%

Short-Term Floating NAV Portfolio	1,422,627	$14,233

Total PIMCO Funds (Cost $14,233)		14,233

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

HCA, Inc.
3.470% due 11/18/2013	$2,390	2,039

Total Bank Loan Obligations (Cost $2,390)		2,039

CORPORATE BONDS & NOTES 36.6%

BANKING & FINANCE 28.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	700	678

American Express Bank FSB
5.500% due 04/16/2013	1,100	950

American Express Centurion Bank
5.550% due 10/17/2012	6,400	5,702

American Express Co.
7.000% due 03/19/2018	2,000	1,768

American Express Credit Corp.
5.875% due 05/02/2013	700	615

American General Finance Corp.
6.900% due 12/15/2017	1,600	562

American International Group, Inc.
5.050% due 10/01/2015	100	45
5.850% due 01/16/2018	4,000	1,569

Bank of America Corp.
1.509% due 09/18/2009	200	200
1.568% due 08/15/2016	400	256
5.750% due 12/01/2017	1,100	926
8.000% due 12/29/2049	13,200	5,293
8.125% due 12/29/2049	5,400	2,221

Bank of America N.A.
6.000% due 10/15/2036	300	199

Barclays Bank PLC
6.050% due 12/04/2017	1,000	788

Bear Stearns Cos. LLC
1.360% due 02/01/2012	1,842	1,629
6.950% due 08/10/2012	2,400	2,446
7.250% due 02/01/2018	500	518

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	281

Calabash Re Ltd.
9.720% due 01/08/2010	1,200	1,159

Caterpillar Financial Services Corp.
6.125% due 02/17/2014	7,900	7,683

CIT Group, Inc.
1.358% due 08/17/2009	300	268
1.464% due 07/28/2011	2,613	1,677
1.474% due 11/03/2010	1,200	879

Citigroup Capital XXI
8.300% due 12/21/2057	7,500	3,619

Citigroup, Inc.
1.262% due 12/28/2009	500	462
5.500% due 04/11/2013	2,700	2,375
6.000% due 08/15/2017	6,700	5,795
8.400% due 04/29/2049	2,400	1,359

Comerica Bank
1.359% due 05/24/2011	3,400	3,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Financial Corp.
5.800% due 06/07/2012	$1,900	$1,651

Deutsche Bank AG
1.538% due 02/17/2015	2,700	1,931

DnB NOR Bank ASA
1.330% due 10/13/2009	1,000	988

Export-Import Bank of China
4.875% due 07/21/2015	100	103

Foundation Re II Ltd.
7.988% due 11/26/2010	1,400	1,343

General Electric Capital Corp.
6.875% due 01/10/2039	800	655

GMAC LLC
6.000% due 12/15/2011	200	112
6.875% due 08/28/2012	3,400	1,879

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	10,900	7,397

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,575

ICICI Bank Ltd.
1.894% due 01/12/2010	1,800	1,621

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	911
7.900% due 04/29/2049	500	322

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,597

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	64

KeyBank N.A.
3.511% due 06/02/2010	5,800	5,593

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	13
3.011% due 12/23/2010 (a)	900	112
6.200% due 09/26/2014 (a)	400	53

Lloyds Banking Group PLC
5.920% due 09/29/2049	100	19

Marsh & McLennan Cos., Inc.
7.125% due 06/15/2009	4,100	4,099

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	800	783
1.454% due 02/05/2010	1,000	944
1.501% due 06/05/2012	3,000	2,331
6.050% due 08/15/2012	2,400	2,061
6.875% due 04/25/2018	2,200	1,724

MetLife, Inc.
6.400% due 12/15/2036	400	168

Morgan Stanley
1.392% due 01/18/2011	6,300	5,688
3.338% due 05/14/2010	1,500	1,462

National Australia Bank Ltd.
1.352% due 09/11/2009	800	800
5.350% due 06/12/2013	800	775

National City Bank
4.500% due 03/15/2010	15,000	15,028

Petroleum Export Ltd.
5.265% due 06/15/2011	57	48

Principal Life Income Funding Trusts
5.550% due 04/27/2015	1,000	948

RBS Capital Trust III
5.512% due 09/29/2049	1,200	481

Resona Bank Ltd.
5.850% due 09/29/2049	200	102

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	$1,000	$617

State Street Capital Trust IV
2.320% due 06/15/2037	200	79

Sun Life Financial Global Funding LP
1.738% due 07/06/2010	5,400	5,157

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	167

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	261

U.S. Bancorp
1.625% due 02/04/2010	5,700	5,711

UBS AG
5.750% due 04/25/2018	600	503
5.875% due 12/20/2017	700	603

USB Capital IX
6.189% due 04/15/2049	200	79

Wachovia Corp.
5.750% due 02/01/2018	2,000	1,776

Wells Fargo & Co.
7.980% due 02/28/2049	23,900	11,247

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,600	3,624

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	198

		150,822

INDUSTRIALS 7.8%

Amgen, Inc.
6.900% due 06/01/2038	3,900	4,022

AstraZeneca PLC
5.900% due 09/15/2017	400	424
6.450% due 09/15/2037	300	313

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	1,788

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	411

CODELCO, Inc.
6.150% due 10/24/2036	100	93

Comcast Corp.
5.875% due 02/15/2018	300	286
6.450% due 03/15/2037	300	263

Gaz Capital S.A.
6.212% due 11/22/2016	200	146

International Business Machines Corp.
1.764% due 07/28/2011	3,400	3,352
5.700% due 09/14/2017	7,800	8,099

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,900	2,646

Kraft Foods, Inc.
6.125% due 02/01/2018	800	804

Peabody Energy Corp.
7.875% due 11/01/2026	300	269

President and Fellows of Harvard College
6.000% due 01/15/2019	800	862
6.500% due 01/15/2039	4,500	5,044

Roche Holdings, Inc.
3.249% due 02/25/2011	5,900	5,893
7.000% due 03/01/2039	1,600	1,682

Rohm & Haas Co.
6.000% due 09/15/2017	500	416

34	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Time Warner, Inc.
5.875% due 11/15/2016	$2,100	$1,991

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	300	298

Union Pacific Corp.
5.700% due 08/15/2018	1,800	1,718

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	683

Williams Cos., Inc.
6.375% due 10/01/2010	700	689

		42,192

UTILITIES 0.7%

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,392

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	535

NGPL PipeCo. LLC
6.514% due 12/15/2012	800	765

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	192

		3,884

Total Corporate Bonds & Notes (Cost $245,250)		196,898

MUNICIPAL BONDS & NOTES 4.5%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2006
5.000% due 01/01/2037	2,400	2,347

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	200	206
6.899% due 12/01/2040	1,500	1,498

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,800	3,313

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	2,700	2,762

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	265	191

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,600	1,533

Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	3,100	2,889

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	4,200	4,457

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,700	1,403

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	2,000	1,988

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	1,648

Total Municipal Bonds & Notes (Cost $26,651)		24,235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 100.4%

Fannie Mae
0.582% due 12/25/2036	$539	$483
0.872% due 09/25/2042	851	773
3.022% due 06/01/2043 - 07/01/2044	762	755
3.770% due 11/01/2035	260	266
3.977% due 12/01/2033	483	482
4.353% due 07/01/2035	649	659
4.450% due 01/01/2035	962	983
4.464% due 03/01/2035	120	122
4.474% due 07/01/2034	746	759
4.500% due 06/01/2023 - 08/01/2035	2,415	2,481
4.580% due 07/01/2035	852	869
4.654% due 05/25/2035	160	165
4.679% due 10/01/2034	136	139
4.807% due 10/01/2035	410	420
4.830% due 06/01/2035	1,617	1,652
4.898% due 09/01/2035	568	584
4.968% due 06/01/2035	1,565	1,609
5.000% due 06/25/2027 - 05/01/2036	16,050	16,592
5.000% due 03/01/2036 (g)(h)	23,902	24,714
5.072% due 12/01/2033	264	271
5.082% due 09/01/2035	856	881
5.500% due 02/01/2014 - 05/01/2039	180,522	187,418
6.000% due 02/01/2029 - 04/01/2039	101,684	106,400
6.000% due 07/01/2036 - 12/01/2038 (g)	72,996	76,345
6.500% due 08/01/2029 - 04/01/2039	646	681

Freddie Mac
0.706% due 07/15/2019 - 08/15/2019	5,375	5,210
0.782% due 08/25/2031	187	150
0.786% due 02/15/2019	6,107	5,912
0.956% due 06/15/2018	128	126
3.023% due 02/25/2045	83	72
4.697% due 06/01/2035	1,501	1,515
4.711% due 08/01/2035	1,264	1,278
4.810% due 11/01/2034	799	812
4.893% due 10/01/2035	894	917
5.000% due 01/15/2024	28	28
5.335% due 09/01/2035	406	419
5.500% due 12/01/2037 - 11/01/2038	49,138	51,050
5.500% due 11/01/2038 (g)	24,915	25,884
6.000% due 04/01/2039	7,800	8,155

Ginnie Mae
6.000% due 05/15/2037 - 04/01/2039	1,081	1,132

Small Business Administration
5.290% due 12/01/2027	654	707
5.490% due 03/01/2028	4,694	5,115
5.600% due 09/01/2028	4,505	4,932

Total U.S. Government Agencies (Cost $527,648)		539,917

U.S. TREASURY OBLIGATIONS 26.2%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	774	784
1.750% due 01/15/2028	21,928	21,065
1.875% due 07/15/2013	12,747	13,098
1.875% due 07/15/2015	3,801	3,909
2.000% due 01/15/2014	2,406	2,484
2.000% due 07/15/2014	5,720	5,920
2.375% due 01/15/2017	7,227	7,696
2.375% due 01/15/2025	11,004	11,465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.500% due 07/15/2016	$3,765	$4,040
2.625% due 07/15/2017	8,340	9,088
3.000% due 07/15/2012	8,090	8,628

U.S. Treasury Bonds
3.500% due 02/15/2039 (g)	4,600	4,560
6.250% due 08/15/2023	15,900	20,928
8.125% due 08/15/2019	13,000	18,858
8.125% due 05/15/2021	5,700	8,452

Total U.S. Treasury Obligations (Cost $132,999)		140,975

MORTGAGE-BACKED SECURITIES 5.5%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	235	131

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	900	670

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,077	1,016
5.206% due 01/25/2034	1,442	978

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	745	273
5.491% due 09/25/2035	194	96

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	73
5.471% due 01/12/2045	300	225

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	717	454

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	482	370
4.700% due 12/25/2035	281	211

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	632

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	705	230
0.802% due 02/25/2037	3,156	1,304
4.500% due 06/25/2035	772	713

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	190	111

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	82

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	275	274

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 02/25/2037	1,754	1,598

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	694	556
0.602% due 01/25/2047	848	726

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	75
5.444% due 03/10/2039	500	362

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	900	617

GSR Mortgage Loan Trust
4.541% due 09/25/2035	1,678	1,244
5.242% due 11/25/2035	1,266	815

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	272	186

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	353	326
0.622% due 01/25/2037	103	95
4.756% due 01/25/2036	669	362

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	1,970
5.882% due 02/15/2051	300	213

See Accompanying Notes	Annual Report	March 31, 2009	35

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$340	$341

Mellon Residential Funding Corp.
0.996% due 12/15/2030	2,220	1,791

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	1,500	1,063
5.485% due 03/12/2051	600	346

Merrill Lynch Floating Trust
0.626% due 06/15/2022	2,718	1,909

Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	1,664
5.809% due 12/12/2049	100	70

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	515	204
5.278% due 08/25/2034	983	629

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	319	122

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	71	64

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	760	653
0.642% due 09/25/2046	1,226	1,055

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	1,928	1,330
5.509% due 04/15/2047	400	252

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	100	41
2.833% due 11/25/2042	96	58
3.046% due 05/25/2041	94	83

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,105	698

Total Mortgage-Backed Securities (Cost $41,196)		29,361

ASSET-BACKED SECURITIES 4.8%

ACE Securities Corp.
0.572% due 12/25/2036	215	189
0.602% due 10/25/2036	83	78

Asset-Backed Funding Certificates
0.582% due 11/25/2036	237	219

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	47	46
0.797% due 09/25/2034	151	102

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	553	462

Chase Issuance Trust
1.456% due 05/16/2011	5,600	5,592
2.820% due 09/15/2015	4,600	4,214

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	2,321	2,105
0.572% due 03/25/2047	97	93
0.572% due 05/25/2047	325	295
0.582% due 03/25/2037	155	149
0.592% due 06/25/2047	486	437
0.602% due 06/25/2037	428	382
0.632% due 10/25/2046	212	191

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	444	392

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	630	562
0.572% due 12/25/2036	112	110

Fremont Home Loan Trust
0.572% due 10/25/2036	1,234	1,120
0.582% due 01/25/2037	417	355

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036		$194	$187

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		263	153

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037		198	187

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036		66	60
0.572% due 10/25/2036		2,326	2,046

Lehman XS Trust
0.592% due 05/25/2046		44	42

Long Beach Mortgage Loan Trust
0.702% due 08/25/2035		57	54
0.802% due 10/25/2034		17	7

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011		2,900	2,880

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		495	466

Morgan Stanley ABS Capital I
0.562% due 10/25/2036		141	129
0.572% due 10/25/2036		140	122

Option One Mortgage Loan Trust
0.562% due 02/25/2037		171	167

Park Place Securities, Inc.
0.834% due 10/25/2034		700	529

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036		182	169

Residential Asset Securities Corp.
0.582% due 10/25/2036		5	5
0.592% due 11/25/2036		151	145

SBI HELOC Trust
0.692% due 08/25/2036		189	166

Soundview Home Equity Loan Trust
0.602% due 01/25/2037		800	765

Structured Asset Securities Corp.
0.572% due 10/25/2036		328	287

Total Asset-Backed Securities (Cost $27,714)			25,659

SOVEREIGN ISSUES 0.2%

Brazil Government International Bond
8.000% due 01/15/2018		600	657

China Development Bank Corp.
5.000% due 10/15/2015		100	104

Mexico Government International Bond
5.950% due 03/19/2019		300	294

Total Sovereign Issues (Cost $930)			1,055

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%

Bear Stearns Cos. LLC
1.806% due 09/26/2013	EUR	2,000	2,326

Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	238

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	5,128

KeyCorp
2.088% due 11/22/2010		1,500	1,753

Total Foreign Currency-Denominated Issues (Cost $17,575)			9,445

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011	44,400	$240

Bank of America Corp.
7.250% due 12/31/2049	2,500	1,061

Wells Fargo & Co.
7.500% due 12/31/2049	1,900	910

Total Convertible Preferred Stocks (Cost $3,056)		2,211

PREFERRED STOCKS 0.5%

DG Funding Trust
2.717% due 08/01/2011	243	2,434

Total Preferred Stocks (Cost $2,585)		2,434

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.4%

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$5,190	5,190

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $5,294. Repurchase proceeds are $5,190.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.092% due 04/29/2009 (f)	870	870

U.S. TREASURY BILLS 13.2%
0.146% due 04/02/2009 - 06/11/2009 (b)(e)(f)	71,230	71,221

Total Short-Term Instruments (Cost $77,280)		77,281

PURCHASED OPTIONS (j) 1.0%
(Cost $1,445)		5,446

Total Investments 199.2% (Cost $1,120,952)		$1,071,189

Written Options (k) (0.0%) (Premiums $368)		(123)

Other Assets and Liabilities (Net) (99.2%)		(533,344)

Net Assets 100.0%		$537,722

36	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Fundamental IndexPLUS™ TR Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $71,131 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $960 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $191,971 at a weighted average interest rate of 2.122%. On March 31, 2009, securities valued at $128,757 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $896 and cash of $2,098 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	17	$232
90-Day Eurodollar December Futures	Long	12/2009	123	724
90-Day Eurodollar June Futures	Long	06/2009	345	1,925
90-Day Eurodollar June Futures	Long	06/2010	5	31
90-Day Eurodollar March Futures	Long	03/2010	95	599
90-Day Eurodollar September Futures	Long	09/2009	185	1,154
90-Day Eurodollar September Futures	Long	09/2010	5	33
E-mini S&P 500 Index June Futures	Long	06/2009	5	23
S&P 500 Index June Futures	Long	06/2009	4	99
U.S. Treasury 5-Year Note June Futures	Long	06/2009	429	754
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	95
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	154	1,394

				$7,063

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%		$1,700	$30	$0	$30
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	4,000	(18)	0	(18)
UBS Warburg LLC	DUB	(2.230%	)	03/20/2014	2.290%		2,800	6	0	6

								$18	$0	$18

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	1.750%	03/20/2013	6.636%	$1,300	$(194)	$0	$(194)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	300	(22)	0	(22)
CIT Group, Inc.	CITI	5.000%	12/20/2013	11.765%	700	(136)	(178)	42
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	1,500	(219)	0	(219)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	1,500	(307)	0	(307)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	700	(64)	0	(64)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	700	(72)	0	(72)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	800	(71)	0	(71)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	100	(81)	0	(81)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	800	(626)	0	(626)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	900	(703)	0	(703)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	6,300	(5,163)	(1,119)	(4,044)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	300	(245)	0	(245)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	500	(157)	0	(157)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,600	(184)	0	(184)
JSC Gazprom	BCLY	1.600%	12/20/2012	7.619%	1,800	(316)	0	(316)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	1,000	(163)	0	(163)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	400	(65)	0	(65)
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	1,000	12	0	12
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	100	(8)	0	(8)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	1,600	(591)	(228)	(363)
SLM Corp.	JPM	4.300%	03/20/2013	27.118%	1,900	(717)	0	(717)

						$(10,092)	$(1,525)	$(8,567)

See Accompanying Notes	Annual Report	March 31, 2009	37

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	1,000	(405)	0	(405)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,000	(398)	0	(398)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,876	(602)	0	(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	975	(119)	0	(119)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,014	1	0	1
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	681	(9)	0	(9)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	1,556	(18)	0	(18)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(1,754)	$0	$(1,754)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$111	$(1)	$112
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		800	17	1	16
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	(3)	0	(3)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	12	(2)	14
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	12	(2)	14
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,700	34	3	31
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	16	1	15
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(30)	(60)	30
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	27	0	27
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	49	(21)	70
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	6	1	5
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	20	3	17
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	1,000	31	(3)	34
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		19,300	530	62	468
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$5,900	163	(16)	179
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		8,000	221	(19)	240
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		900	23	1	22
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		57,100	1,985	0	1,985
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		35,000	1,152	(344)	1,496
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		34,500	1,134	(102)	1,236
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		200	10	7	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		4,100	205	150	55
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,500	74	47	27
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		4,500	224	101	123
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		3,500	(955)	34	(989)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		600	(163)	(6)	(157)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,900	71	(162)	233
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		2,000	(691)	(190)	(501)

38	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		$2,000	$(691)	$31	$(722)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		900	(311)	(52)	(259)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	6,000	43	50	(7)
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		1,100	80	8	72
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	104	(13)	117
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	2,700	33	(79)	112
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	6	(12)	18
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	66	(123)	189
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	277	(48)	325
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	77	(11)	88
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	82	(17)	99
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	25	2	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	152	12	140
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	40	0	40
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	45	0	45
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		600	90	0	90
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$3,300	(547)	(213)	(334)

							$3,883	$(982)	$4,865

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	920,601	1-Month USD-LIBOR plus 0.250%	$57,161	02/26/2010	BCLY	$5,818
Receive	FTSE eRAFI 1000 Index	1,524,430	1-Month USD-LIBOR plus 0.200%	97,265	10/15/2009	CSFB	7,052
Receive	FTSE eRAFI 1000 Index	795,108	1-Month USD-LIBOR plus 0.300%	50,895	03/12/2010	FCT	3,511
Receive	FTSE eRAFI 1000 Index	399,886	1-Month USD-LIBOR plus 0.300%	25,514	10/15/2009	JPM	1,849
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	74,385	06/15/2009	MLP	(33,729)
Receive	FTSE eRAFI 1000 Index	658,273	1-Month USD-LIBOR plus 0.230%	68,679	08/17/2009	MLP	(23,641)
Receive	FTSE eRAFI 1000 Index	471,425	1-Month USD-LIBOR plus 0.230%	52,899	09/18/2009	MLP	(20,646)
Pay	FTSE eRAFI 1000 Index	2,280,978	1-Month USD-LIBOR plus 0.300%	(158,603)	10/15/2009	MLP	(8,658)
Receive	FTSE eRAFI 1000 Index	4,823,375	1-Month USD-LIBOR plus 0.300%	307,749	10/15/2009	MLP	22,300

							$(46,144)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$18,800	$201	$708
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,000	138	490
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,100	57	192
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	31,200	295	1,175
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	89	381
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	43,900	468	1,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	18,600	197	846

							$1,445	$5,446

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	10	$7	$7
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	176	43	42
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	186	79	40
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	30	9	3

				$138	$92

See Accompanying Notes	Annual Report	March 31, 2009	39

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$ 3,500	$26	$6
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,300	21	2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	6,500	30	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	3	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	4	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	14	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	2,000	19	3
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	3	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	10	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	2
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	14	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	1
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	7	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	8,500	32	3

							$217	$31

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$ 102.000	04/27/2009	$2,000	$13	$0

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	625	$104,000	$2,783
Sales	1,297	88,800	2,311
Closing Buys	(845)	(139,000)	(3,560)
Expirations	(675)	(12,500)	(1,166)
Exercised	0	0	0

Balance at 03/31/2009	402	$41,300	$368

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$1,000	$1,019	$1,036
Fannie Mae	6.000%	04/01/2039	88,800	91,574	92,754

				$92,593	$93,790

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	208	04/2009	$0	$(1)	$(1)
Sell		BCLY	208	04/2009	0	0	0
Buy		HSBC	209	04/2009	0	(1)	(1)
Sell		HSBC	209	04/2009	0	(1)	(1)
Buy	AUD	UBS	558	05/2009	0	(4)	(4)
Sell	BRL	HSBC	503	04/2009	7	0	7
Buy		JPM	671	04/2009	0	(9)	(9)
Sell		JPM	168	04/2009	2	0	2
Buy		BCLY	23	06/2009	0	0	0
Sell		BCLY	77	06/2009	0	(1)	(1)
Buy		HSBC	542	06/2009	0	(7)	(7)
Sell		HSBC	38	06/2009	0	0	0
Buy		JPM	168	06/2009	0	(2)	(2)
Sell		JPM	32	06/2009	0	(1)	(1)
Buy		MLP	30	06/2009	0	0	0
Sell	BRL	MLP	30	06/2009	0	(1)	(1)
Buy		RBS	151	06/2009	1	0	1

40	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	RBS	151	06/2009	$0	$(1)	$(1)
Sell		UBS	358	06/2009	0	0	0
Buy	CAD	JPM	359	04/2009	0	(8)	(8)
Buy	CNY	BCLY	4,015	07/2009	0	(32)	(32)
Sell		BCLY	2,549	07/2009	0	(16)	(16)
Sell		CITI	4,700	07/2009	0	(21)	(21)
Buy		DUB	12,487	07/2009	0	(101)	(101)
Sell		DUB	11,396	07/2009	0	(44)	(44)
Buy		HSBC	4,159	07/2009	0	(29)	(29)
Sell		HSBC	2,815	07/2009	0	(12)	(12)
Buy		JPM	3,459	07/2009	0	(30)	(30)
Sell		JPM	2,660	07/2009	0	(17)	(17)
Buy		BCLY	1,455	09/2009	3	0	3
Sell		BCLY	3,977	09/2009	0	(15)	(15)
Buy		CITI	972	09/2009	3	0	3
Sell		CITI	3,391	09/2009	0	(12)	(12)
Buy		DUB	4,365	09/2009	10	0	10
Buy		HSBC	1,941	09/2009	5	0	5
Sell		HSBC	855	09/2009	0	(3)	(3)
Buy		JPM	759	09/2009	1	0	1
Sell		JPM	1,269	09/2009	0	(5)	(5)
Buy		BCLY	993	03/2010	0	(1)	(1)
Buy		HSBC	995	03/2010	0	(1)	(1)
Buy		JPM	6,052	03/2010	0	(6)	(6)
Sell	EUR	HSBC	8,594	04/2009	0	(565)	(565)
Buy		RBS	1,422	04/2009	0	(38)	(38)
Buy	GBP	CITI	243	04/2009	0	(9)	(9)
Buy		DUB	257	04/2009	0	(5)	(5)
Sell		DUB	1,687	04/2009	25	0	25
Buy		GSC	128	04/2009	0	(2)	(2)
Buy		MSC	265	04/2009	0	(9)	(9)
Sell		MSC	2,824	04/2009	33	0	33
Buy		UBS	648	04/2009	0	(26)	(26)
Buy	INR	BCLY	1,325	04/2009	0	0	0
Sell		BCLY	632	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Buy		DUB	504	04/2009	0	0	0
Sell		DUB	571	04/2009	0	0	0
Buy		HSBC	500	04/2009	0	0	0
Sell		JPM	1,626	04/2009	0	(1)	(1)
Buy	JPY	RBS	26,550	05/2009	0	(1)	(1)
Buy	KWD	HSBC	32	04/2009	0	(13)	(13)
Sell		HSBC	32	04/2009	2	0	2
Buy	MYR	BCLY	385	04/2009	0	(5)	(5)
Buy		BOA	350	04/2009	0	(4)	(4)
Buy		CITI	668	04/2009	0	(7)	(7)
Sell		CITI	2,187	04/2009	1	0	1
Buy		HSBC	784	04/2009	0	(5)	(5)
Buy	PHP	BCLY	1,076	05/2009	0	0	0
Buy		CITI	26,112	05/2009	2	(3)	(1)
Sell		CITI	34,948	05/2009	0	(62)	(62)
Buy		JPM	7,760	05/2009	0	0	0
Buy	RUB	JPM	29,482	05/2009	0	(366)	(366)
Sell		UBS	29,482	05/2009	355	0	355
Buy	SAR	HSBC	214	04/2009	0	(1)	(1)
Sell		HSBC	214	04/2009	0	0	0
Buy		JPM	213	04/2009	0	(1)	(1)
Sell		JPM	213	04/2009	0	0	0
Sell	SGD	BCLY	702	04/2009	3	0	3
Buy		CITI	1,036	04/2009	0	(29)	(29)
Sell		CITI	478	04/2009	1	0	1
Buy		DUB	693	04/2009	0	(14)	(14)
Buy		HSBC	307	04/2009	0	(8)	(8)
Sell		HSBC	1,103	04/2009	2	0	2
Sell		JPM	476	04/2009	1	0	1
Buy		RBS	412	04/2009	0	(10)	(10)
Buy		UBS	311	04/2009	0	(6)	(6)
Buy		HSBC	376	07/2009	0	(13)	(13)
Sell		HSBC	376	07/2009	0	0	0

					$457	$(1,585)	$(1,128)

See Accompanying Notes	Annual Report	March 31, 2009	41

Schedule of Investments Fundamental IndexPLUSTM TR Fund (Cont.)	March 31, 2009

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$16,444	$1,054,745	$0	$1,071,189
Short Sales, at value	0	(93,790)	0	(93,790)
Other Financial Instruments ++	7,063	10,274	(63,107)	(45,770)

Total	$23,507	$971,229	$(63,107)	$931,629

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(42,525)	0	0	0	(21,260)	678	(63,107)

Total	$(42,525)	$0	$0	$0	$(21,260)	$678	$(63,107)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

42	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Multi-Asset Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c)(d) 49.3%

CommodityRealReturn Strategy Fund®	3,187,925	$19,956

Emerging Local Bond Fund	575,957	4,475

Emerging Markets Bond Fund	757,480	6,476

Global Bond Fund (Unhedged)	1,579,249	12,824

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,330	22

Investment Grade Corporate Bond Fund	459,780	4,442

Real Return Fund	695,341	6,953

RealEstateRealReturn Strategy Fund	1,674,531	3,483

Short-Term Floating NAV Portfolio	5,959,836	59,628

Total Return Fund	1,334,295	13,516

Total PIMCO Funds (Cost $135,580)		131,775

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 15.0%

American Express Bank FSB
3.150% due 12/09/2011	$5,000	5,171

Bank of America Corp.
2.100% due 04/30/2012	5,000	5,014
5.750% due 12/01/2017	1,465	1,233

Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,465	1,516

Block Financial LLC
7.875% due 01/15/2013	1,000	986

Citigroup, Inc.
2.125% due 04/30/2012	5,000	5,021

General Electric Capital Corp.
3.000% due 12/09/2011	5,000	5,152

ING Bank NV
3.900% due 03/19/2014	4,000	4,033

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	750	653

Regions Bank
3.250% due 12/09/2011	4,965	5,171

Sovereign Bank
2.750% due 01/17/2012	5,000	5,102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
1.360% due 08/01/2013	$1,460	$1,076

		40,128

INDUSTRIALS 4.1%

Black & Decker Corp.
8.950% due 04/15/2014 (a)	500	494

CSX Corp.
6.250% due 03/15/2018	250	216

Daimler Finance North America LLC
5.750% due 09/08/2011	500	473

Darden Restaurants, Inc.
6.200% due 10/15/2017	500	420

Gaz Capital S.A.
8.146% due 04/11/2018	1,500	1,267

Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	2,000	1,479

Newell Rubbermaid, Inc.
6.250% due 04/15/2018	965	809

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	500	398

Rohm & Haas Co.
6.000% due 09/15/2017	1,000	832

RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,655
11.250% due 02/01/2019	1,000	867

UST, Inc.
5.750% due 03/01/2018	1,000	878

Valero Energy Corp.
9.375% due 03/15/2019	250	259

Whirlpool Corp.
7.750% due 07/15/2016	1,000	829

		10,876

UTILITIES 1.3%

CenturyTel, Inc.
6.000% due 04/01/2017	1,000	836

Embarq Corp.
7.082% due 06/01/2016	3,000	2,704

		3,540

Total Corporate Bonds & Notes (Cost $54,243)		54,544

U.S. GOVERNMENT AGENCIES 26.8%

Fannie Mae
1.184% due 08/05/2010	10,000	10,015
5.500% due 06/01/2038 - 11/01/2038	25,000	25,977

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/01/2037 (f)	$24,225	$25,334
6.000% due 04/01/2039	5,000	5,223

Freddie Mac
2.125% due 03/23/2012	5,000	5,041

Total U.S. Government Agencies (Cost $71,133)		71,590

	SHARES
EXCHANGE-TRADED FUNDS 1.8%

SPDR Gold Trust	53,000	4,785

Total Exchange-Traded Funds (Cost $4,992)		4,785

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$2,000	2,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $2,041. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	517	517
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $530. Repurchase proceeds are $517.)

		2,517

U.S. TREASURY BILLS 1.8%
0.113% due 04/09/2009 - 05/21/2009 (b)(e)	4,670	4,670

Total Short-Term Instruments (Cost $7,186)		7,187

PURCHASED OPTIONS (h) 0.9%
(Cost $2,799)		2,373

Total Investments 101.9% (Cost $275,933)		$272,254

Written Options (i) (0.1%) (Premiums $197)		(197)

Other Assets and Liabilities (Net) (1.8%)		(4,792)

Net Assets 100.0%		$267,265

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	The Global Multi-Asset Fund is investing in shares of affiliated Funds.
(d)	Institutional Class Shares of each PIMCO Fund, except Short-Term Floating NAV Portfolio.
(e)	Securities with an aggregate market value of $4,670 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

See Accompanying Notes	Annual Report	March 31, 2009	43

Schedule of Investments  Global Multi-Asset Fund  (Cont.)

(f)	Securities with an aggregate market value of $2,527 and cash of $2,961 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
S&P 500 Index June Futures	Long	06/2009	202	$4,772

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	1.879%	$500	$4	$0	$4
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	2.200%	500	0	0	0
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%	1,000	(2)	0	(2)
CenturyTel, Inc.	JPM	(2.000%	)	06/20/2017	1.220%	1,000	(55)	0	(55)
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	250	4	0	4
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%	500	(13)	0	(13)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.472%	500	(28)	0	(28)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.095%	2,000	(72)	0	(72)
Embarq Corp.	JPM	(2.350%	)	06/20/2016	1.095%	1,000	(80)	0	(80)
JSC Gazprom	BCLY	(8.850%	)	12/20/2018	5.961%	1,500	(299)	0	(299)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	6.168%	2,000	(59)	0	(59)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	2.570%	965	51	0	51
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	750	(4)	0	(4)
Rohm & Haas Co.	BNP	(1.600%	)	09/20/2017	1.428%	1,000	(13)	0	(13)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%	1,000	164	0	164
RR Donnelley & Sons Co.	UBS	(2.640%	)	03/20/2012	7.217%	2,000	226	0	226
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.487%	1,000	(17)	0	(17)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%	250	(13)	0	(13)
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	4.252%	1,000	66	0	66

							$(140)	$0	$(140)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	$500	$11	$0	$11
Brazil Government International Bond	JPM	2.900%	11/20/2009	1.238%	1,000	22	0	22
Brazil Government International Bond	JPM	3.050%	11/20/2009	1.238%	100	2	0	2
Brazil Government International Bond	MLP	2.250%	11/20/2009	1.238%	150	2	0	2
Brazil Government International Bond	UBS	3.250%	12/20/2009	1.340%	500	13	0	13
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	1,465	(133)	0	(133)
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	500	6	0	6
Mexico Government International Bond	JPM	2.100%	11/20/2009	2.405%	150	1	0	1
Mexico Government International Bond	JPM	2.850%	11/20/2009	2.405%	1,000	14	0	14
Mexico Government International Bond	JPM	2.900%	11/20/2009	2.405%	100	2	0	2
Mexico Government International Bond	UBS	3.100%	12/20/2009	2.497%	500	8	0	8
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	500	1	0	1
Republic of Korea Government Bond	JPM	3.450%	12/20/2009	3.438%	1,000	1	0	1
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	100	0	0	0
Republic of Korea Government Bond	UBS	1.900%	12/20/2009	3.438%	150	(2)	0	(2)
Republic of Korea Government Bond	UBS	3.500%	12/20/2009	3.438%	500	1	0	1
Russia Government International Bond	JPM	6.500%	11/20/2009	5.245%	100	3	0	3
Russia Government International Bond	MLP	3.800%	11/20/2009	5.245%	150	1	0	1
Russia Government International Bond	MSC	10.500%	11/20/2009	5.245%	1,000	72	0	72

						$25	$0	$25

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012	$500	$(9)	$0	$(9)
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012	500	(6)	0	(6)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	500	(4)	0	(4)
CDX.IG-9 5-Year Index 15-30%	DUB	1.820%	12/20/2012	2,500	38	0	38
CDX.IG-9 5-Year Index 15-30%	MLP	1.720%	12/20/2012	2,500	29	0	29
CDX.IG-9 5-Year Index 15-30%	MSC	1.163%	12/20/2012	3,000	(26)	0	(26)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	3,000	(109)	(68)	(41)

					$(87)	$(68)	$(19)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

44	PIMCO Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	$80,000	$(3,989)	$(3,568)	$(421)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	11,000	(548)	(403)	(145)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	14,200	(1,323)	(759)	(564)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP	3,600	(335)	(307)	(28)
Pay	3-Month USD-LIBOR	5.000%	12/16/2039	BOA	3,500	1,104	1,091	13

						$(5,091)	$(3,946)	$(1,145)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	642,171	1-Month USD-LIBOR less 0.350%	$22,733	04/14/2009	MLP	$1,405
Pay	iShares MSCI EM Index	512,763	1-Month USD-LIBOR less 0.750%	10,886	04/30/2009	MLP	(1,838)
Receive	iShares MSCI EM Index	1,001,514	1-Month USD-LIBOR less 0.750%	21,262	04/30/2009	MLP	3,589

							$3,156

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	293	$1,284	$1,055
Put - CBOE S&P 500 Index December Futures	700.000	12/20/2009	115	817	693
Put - CBOE S&P 500 Index September Futures	700.000	09/19/2009	115	642	560

				$2,743	$2,308

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$65

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOE S&P 500 Index December Futures	$500.000	12/19/2009	115	$197	$197

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Premium
Balance at 10/29/2008	0	$0
Sales	228	612
Closing Buys	(113)	(415)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2009	115	$197

See Accompanying Notes	Annual Report	March 31, 2009	45

Schedule of Investments Global Multi-Asset Fund (Cont.)	March 31, 2009

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	JPM	73	04/2009	$0	$(5)	$(5)
Sell	GBP	JPM	135	04/2009	2	0	2

					$2	$(5)	$(3)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$139,363	$132,891	$0	$272,254
Other Financial Instruments ++	4,574	1,875	0	6,449

Total	$143,937	$134,766	$0	$278,703

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

46	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged)	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 18.3%

Short-Term Floating NAV Portfolio	709,891	$7,103

Total PIMCO Funds (Cost $7,102)		7,103

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 47.2%

BANKING & FINANCE 35.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$100	97

American Express Centurion Bank
0.584% due 06/12/2009	600	592

American Express Co.
7.000% due 03/19/2018	100	88

American Express Credit Corp.
5.875% due 05/02/2013	100	88

American General Finance Corp.
6.900% due 12/15/2017	200	70

American International Group, Inc.
5.850% due 01/16/2018	300	118

ANZ National International Ltd.
6.200% due 07/19/2013	100	97

Bank of America Corp.
5.750% due 12/01/2017	200	168
8.125% due 12/29/2049	300	123

Barclays Bank PLC
5.450% due 09/12/2012	900	912
6.050% due 12/04/2017	100	79

Bear Stearns Cos. LLC
1.352% due 07/16/2009	100	100
1.366% due 05/18/2010 (e)	500	493
6.950% due 08/10/2012	400	408

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	35

CIT Group, Inc.
1.358% due 08/17/2009	100	89

Citigroup Capital XXI
8.300% due 12/21/2057	900	434

Citigroup Funding, Inc.
1.226% due 06/26/2009	100	99

Citigroup, Inc.
1.396% due 05/18/2010 (e)	730	656
6.000% due 08/15/2017	200	173

Countrywide Financial Corp.
5.800% due 06/07/2012	200	174

Credit Agricole S.A.
1.256% due 05/28/2009	100	100
1.306% due 05/28/2010	100	98

Credit Suisse USA, Inc.
1.438% due 08/15/2010	600	576

Deutsche Bank AG
1.538% due 02/17/2015	200	143

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	356

General Electric Capital Corp.
1.212% due 01/20/2010	600	582

GMAC LLC
6.875% due 08/28/2012	200	111

Goldman Sachs Group, Inc.
1.318% due 11/16/2009	290	283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 10/01/2037	$1,200	$814

HSBC Holdings PLC
6.500% due 05/02/2036	200	166

ICICI Bank Ltd.
1.894% due 01/12/2010	100	90

International Lease Finance Corp.
1.376% due 06/26/2009	370	348

JPMorgan Chase & Co.
0.571% due 06/26/2009	290	289
6.000% due 01/15/2018	100	101

KeyBank N.A.
3.511% due 06/02/2010	200	193

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	13
5.625% due 01/24/2013 (a)	500	63

Merrill Lynch & Co., Inc.
1.291% due 05/08/2009	200	199
3.051% due 05/20/2009 (e)	600	597
6.875% due 04/25/2018	300	235

Metropolitan Life Global Funding I
1.278% due 05/17/2010	200	189

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	91

Morgan Stanley
1.291% due 05/07/2009	300	300

Pricoa Global Funding I
1.274% due 01/30/2012	100	74
1.428% due 09/27/2013	100	67

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	95

Residential Capital LLC
4.351% due 05/22/2009	100	88

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	200	88

SLM Corp.
1.299% due 07/27/2009	30	29
1.319% due 07/26/2010	1,000	710

UBS AG
5.875% due 12/20/2017	100	86

Wachovia Corp.
1.311% due 12/01/2009	200	197

Wells Fargo & Co.
7.980% due 02/28/2049	2,500	1,176

		13,640

INDUSTRIALS 9.6%

Amgen, Inc.
6.900% due 06/01/2038	400	413

AstraZeneca PLC
5.900% due 09/15/2017	100	106

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	103

Dell, Inc.
4.700% due 04/15/2013	200	201

General Mills, Inc.
1.252% due 01/22/2010	100	98

Home Depot, Inc.
1.445% due 12/16/2009	100	98

International Business Machines Corp.
5.700% due 09/14/2017	900	935

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	274

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kraft Foods, Inc.
6.125% due 02/01/2018	$100	$100

Oracle Corp.
4.950% due 04/15/2013	300	317
5.750% due 04/15/2018	200	209

Philip Morris International, Inc.
6.375% due 05/16/2038	100	97

Roche Holdings, Inc.
3.249% due 02/25/2011	400	400

Rohm & Haas Co.
6.000% due 09/15/2017	100	83

Union Pacific Corp.
5.700% due 08/15/2018	200	191

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	98

		3,723

UTILITIES 2.4%

AT&T, Inc.
6.300% due 01/15/2038	200	176

Enel Finance International S.A.
6.800% due 09/15/2037	300	248

NGPL PipeCo. LLC
6.514% due 12/15/2012	100	96

Verizon Communications, Inc.
5.250% due 04/15/2013	100	102

Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	304

		926

Total Corporate Bonds & Notes (Cost $22,058)		18,289

MUNICIPAL BONDS & NOTES 3.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	200

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	200	201

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	192

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	736

Washington State General Obligation Bonds, (MBIA Insured), Series 2003
0.000% due 12/01/2020	200	118

Total Municipal Bonds & Notes (Cost $1,500)		1,447

U.S. GOVERNMENT AGENCIES 91.9%

Fannie Mae
5.000% due 02/25/2017	18	19
5.000% due 06/01/2035 - 01/01/2037 (e)	1,426	1,475
5.500% due 02/01/2018 - 05/01/2039	7,262	7,535
5.500% due 10/01/2036 - 07/01/2038 (e)	1,258	1,308
5.500% due 12/01/2038 (e)(f)	641	666
6.000% due 09/01/2038 (e)	179	187
6.000% due 04/01/2039 - 05/01/2039	12,000	12,509

See Accompanying Notes	Annual Report	March 31, 2009	47

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 10/01/2035 - 08/01/2037 (e)	$376	$397
6.500% due 04/01/2039	1,300	1,369

Freddie Mac
0.706% due 08/15/2019	543	526
4.250% due 09/15/2024	138	139
5.000% due 11/01/2035 - 06/01/2038 (e)	3,839	3,966
5.500% due 07/01/2037 - 08/01/2038 (e)	3,465	3,600

Ginnie Mae
6.000% due 08/15/2037	939	983

Small Business Administration
5.290% due 12/01/2027	93	101
5.490% due 03/01/2028	657	716
6.220% due 12/01/2028	100	107

Total U.S. Government Agencies (Cost $34,891)		35,603

U.S. TREASURY OBLIGATIONS 9.3%

Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	223	223
1.875% due 07/15/2015	326	336
2.375% due 01/15/2025	1,348	1,404
3.500% due 01/15/2011	487	508

U.S. Treasury Bonds
3.500% due 02/15/2039 (e)	1,000	991
8.125% due 08/15/2019	100	145

Total U.S. Treasury Obligations (Cost $3,443)		3,607

MORTGAGE-BACKED SECURITIES 8.0%

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	600	409

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	248	91

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	90	79

Countrywide Alternative Loan Trust
0.682% due 02/25/2047	206	79
2.633% due 02/25/2036	128	52

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	173	122
4.785% due 11/25/2034	99	61

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	71	64

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	65	56

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	122	85

GSR Mortgage Loan Trust
5.242% due 11/25/2035	79	51

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	402
5.420% due 01/15/2049	300	204

JPMorgan Mortgage Trust
5.018% due 02/25/2035	58	46

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	62	46

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	30	17

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	55	37

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Capital I
0.617% due 10/15/2020	$36	$26
5.809% due 12/12/2049	500	350

Residential Accredit Loans, Inc.
2.993% due 09/25/2045	221	89

Structured Asset Mortgage Investments, Inc.
0.652% due 03/25/2037	125	45
0.806% due 07/19/2035	52	34

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	137	123

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	150	103

WaMu Mortgage Pass-Through Certificates
1.162% due 12/25/2027	221	156
2.363% due 01/25/2047	73	27
2.633% due 02/25/2046	431	161

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	111	76

Total Mortgage-Backed Securities (Cost $4,859)		3,091

ASSET-BACKED SECURITIES 10.7%

Accredited Mortgage Loan Trust
0.642% due 04/25/2036	9	9

American Express Credit Account Master Trust
1.056% due 02/15/2012	16	15

Asset-Backed Funding Certificates
0.582% due 01/25/2037	28	24

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036	304	272

Bear Stearns Asset-Backed Securities Trust
0.612% due 06/25/2047	48	38

BNC Mortgage Loan Trust
0.622% due 05/25/2037	122	91

Chase Issuance Trust
2.820% due 09/15/2015	600	550

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	93	81
0.582% due 01/25/2037	22	21
0.632% due 08/25/2036	316	278

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	236	201
0.572% due 06/25/2047	187	166
0.592% due 06/25/2047	37	34
0.602% due 06/25/2037	195	174
0.602% due 10/25/2047	141	124
0.702% due 09/25/2036	354	247

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	185	163
0.612% due 12/25/2037	108	101

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	60	55

Fremont Home Loan Trust
0.622% due 05/25/2036	10	10

GSAMP Trust
0.592% due 12/25/2036	135	98

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	65	62

HSBC Asset Loan Obligation
0.582% due 12/25/2036	217	189

I Asset Securitization Corp. Trust
0.572% due 12/25/2036	161	145

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
0.572% due 01/25/2037		$52	$22
0.582% due 11/25/2036		91	84

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		39	37

Morgan Stanley ABS Capital I
0.562% due 01/25/2037		36	31
0.572% due 11/25/2036		77	71

Residential Asset Securities Corp.
0.592% due 02/25/2037		114	100

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037		217	192

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		109	82

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		151	145
0.582% due 01/25/2038		96	81

Structured Asset Securities Corp.
0.622% due 01/25/2037		243	159

Total Asset-Backed Securities (Cost $4,839)			4,152

SOVEREIGN ISSUES 1.3%

Korea Development Bank
1.565% due 04/03/2010		500	486

Total Sovereign Issues (Cost $500)			486

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

Bear Stearns Cos. LLC
2.499% due 07/27/2012	EUR	100	117

CIT Group, Inc.
5.000% due 05/13/2014		100	68

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	100	26

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	165

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	77

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	200	109

Total Foreign Currency-Denominated Issues (Cost $845)			562

SHORT-TERM INSTRUMENTS 5.9%

REPURCHASE AGREEMENTS 3.0%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		$600	600
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $606. Repurchase proceeds are $600.)

State Street Bank and Trust Co.
0.080% due 04/01/2009		570	570
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $585. Repurchase proceeds are $570.)

			1,170

48	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.9%
0.095% due 04/23/2009 (d)	$1,100	$1,100

Total Short-Term Instruments (Cost $2,270)		2,270

PURCHASED OPTIONS (h) 0.6%
(Cost $59)		228

Total Investments 198.4% (Cost $82,366)		$76,838

Written Options (i) (0.0%) (Premiums $12)		(3)

Other Assets and Liabilities (Net) (98.4%)		(38,108)

Net Assets 100.0%		$38,727

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	The International StocksPLUS® TR Strategy Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $1,100 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $24,015 at a weighted average interest rate of 2.389%. On March 31, 2009, securities valued at $14,191 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $145 and cash of $242 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	2	$27
90-Day Eurodollar December Futures	Long	12/2009	17	105
90-Day Eurodollar June Futures	Long	06/2009	73	413
90-Day Eurodollar June Futures	Long	06/2010	1	6
90-Day Eurodollar March Futures	Long	03/2010	17	108
90-Day Eurodollar September Futures	Long	09/2009	38	237
90-Day Eurodollar September Futures	Long	09/2010	1	6
U.S. Treasury 5-Year Note June Futures	Long	06/2009	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	20	179

				$1,090

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	$600	$(88)	$0	$(88)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	500	(102)	0	(102)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	100	(78)	0	(78)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	100	(78)	0	(78)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	800	(656)	(142)	(514)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	100	(13)	0	(13)

						$(1,015)	$(142)	$(873)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	389	0	0	0
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	97	(1)	0	(1)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	195	(3)	0	(3)

					$(202)	$0	$(202)

See Accompanying Notes	Annual Report	March 31, 2009	49

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	100	$2	$0	$2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	300	0	0	0
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		200	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		200	2	0	2
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		200	2	0	2
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		100	1	0	1
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		400	(3)	(7)	4
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	3	0	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	6	(3)	9
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	2,000	55	6	49
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		100	3	0	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$800	22	(2)	24
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,100	30	(3)	33
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		3,300	109	(32)	141
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		1,500	50	(4)	54
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		600	30	22	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		200	10	6	4
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		700	35	16	19
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		200	10	7	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CITI		900	72	58	14
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		100	(27)	(1)	(26)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		500	18	(43)	61
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		1,000	37	(19)	56
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		700	(243)	11	(254)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		600	(208)	(50)	(158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		600	(208)	12	(220)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		500	(174)	(65)	(109)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	800	6	7	(1)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	11	(2)	13
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	300	4	(9)	13
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	6	(11)	17
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	25	(4)	29
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	25	2	23
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		100	15	0	15

							$(274)	$(108)	$(166)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	iShares MSCI EAFE Index	973,452	1-Month USD-LIBOR less 0.500%	$33,759	06/30/2009	CSFB	$2,833
Receive	iShares MSCI EAFE Index	47,316	1-Month USD-LIBOR less 0.350%	1,675	04/14/2009	MLP	103

							$2,936

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

50	PIMCO Funds	See Accompanying Notes

March 31, 2009

(h)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$800	$9	$30
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	23
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	11	45
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,400	15	53
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	77

							$59	$228

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	2	$1	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	1	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	1	1	1
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	1	0	0

				$2	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$100	$0	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	3	1

							$10	$2

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	72	$6,100	$216
Sales	115	3,600	143
Closing Buys	(10)	(8,100)	(194)
Expirations	(152)	0	(137)
Exercised	(20)	0	(16)

Balance at 03/31/2009	5	$1,600	$12

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	28	04/2009	$0	$0	$0
Sell		BCLY	28	04/2009	0	0	0
Buy		HSBC	28	04/2009	0	0	0
Sell		HSBC	28	04/2009	0	0	0
Buy	AUD	UBS	76	05/2009	0	(1)	(1)
Sell	BRL	HSBC	32	04/2009	1	0	1
Buy		JPM	43	04/2009	0	(1)	(1)
Sell		JPM	11	04/2009	0	0	0
Sell		BCLY	24	06/2009	0	0	0
Buy		HSBC	32	06/2009	0	0	0
Sell		HSBC	12	06/2009	0	0	0
Buy		JPM	11	06/2009	0	0	0
Buy		RBC	1,462	06/2009	0	(144)	(144)
Sell		RBS	39	06/2009	0	0	0
Sell		UBS	1,335	06/2009	0	(1)	(1)
Buy	CAD	JPM	22	04/2009	0	(1)	(1)
Buy	CNY	BCLY	446	07/2009	0	(4)	(4)
Sell		BCLY	406	07/2009	0	(3)	(3)
Sell		CITI	642	07/2009	0	(3)	(3)
Buy	CNY	DUB	1,769	07/2009	0	(14)	(14)
Sell		DUB	1,774	07/2009	0	(7)	(7)

See Accompanying Notes	Annual Report	March 31, 2009	51

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	HSBC	884	07/2009	$1	$(4)	$(3)
Sell		HSBC	318	07/2009	0	(2)	(2)
Buy		JPM	482	07/2009	0	(4)	(4)
Sell		JPM	440	07/2009	0	(3)	(3)
Buy		BCLY	255	09/2009	1	0	1
Sell		BCLY	602	09/2009	0	(2)	(2)
Buy		CITI	139	09/2009	0	0	0
Sell		CITI	537	09/2009	0	(2)	(2)
Buy		DUB	554	09/2009	1	0	1
Buy		HSBC	277	09/2009	1	0	1
Sell		HSBC	91	09/2009	0	0	0
Buy		JPM	138	09/2009	0	0	0
Sell		JPM	133	09/2009	0	(1)	(1)
Buy		JPM	345	03/2010	0	0	0
Sell	EUR	HSBC	334	04/2009	0	(22)	(22)
Sell	GBP	BCLY	66	04/2009	3	0	3
Sell		DUB	256	04/2009	4	0	4
Sell		MSC	429	04/2009	5	0	5
Buy		UBS	94	04/2009	0	(4)	(4)
Buy	INR	BCLY	997	04/2009	0	0	0
Sell		BCLY	422	04/2009	0	0	0
Buy		BOA	1,016	04/2009	0	0	0
Sell		BOA	496	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Buy		DUB	504	04/2009	0	0	0
Sell		DUB	355	04/2009	0	0	0
Buy		HSBC	1,000	04/2009	0	0	0
Sell		JPM	2,746	04/2009	1	(1)	0
Buy	JPY	RBS	1,654	05/2009	0	0	0
Buy	KWD	HSBC	4	04/2009	0	(2)	(2)
Sell		HSBC	4	04/2009	0	0	0
Buy	MYR	BCLY	35	04/2009	0	0	0
Buy		BOA	35	04/2009	0	0	0
Buy		CITI	70	04/2009	0	(1)	(1)
Buy		HSBC	107	04/2009	0	(1)	(1)
Sell		JPM	248	04/2009	0	(1)	(1)
Buy	PHP	CITI	2,901	05/2009	0	0	0
Sell		CITI	3,871	05/2009	0	(3)	(3)
Buy		JPM	970	05/2009	0	0	0
Buy	RUB	JPM	3,089	05/2009	0	(38)	(38)
Sell		UBS	3,089	05/2009	37	0	37
Buy	SAR	HSBC	29	04/2009	0	0	0
Sell		HSBC	29	04/2009	0	0	0
Buy		JPM	28	04/2009	0	0	0
Sell		JPM	28	04/2009	0	0	0
Sell	SGD	BCLY	28	04/2009	0	0	0
Buy		CITI	161	04/2009	0	(5)	(5)
Buy		DUB	103	04/2009	0	(2)	(2)
Buy		HSBC	44	04/2009	0	(1)	(1)
Sell		HSBC	383	04/2009	0	(1)	(1)
Buy		RBS	59	04/2009	0	(1)	(1)
Buy		UBS	44	04/2009	0	(1)	(1)
Buy		HSBC	58	07/2009	0	(2)	(2)
Sell		HSBC	58	07/2009	0	0	0

					$55	$(283)	$(228)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$7,103	$69,735	$0	$76,838
Other Financial Instruments ++	1,090	1,455	9	2,554

Total	$8,193	$71,190	$9	$79,392

52	PIMCO Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(12)	0	0	0	23	(2)	9

Total	$(12)	$0	$0	$0	$23	$(2)	$9

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	53

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 9.1%

Short-Term Floating NAV Portfolio	2,099,803	$21,009

Total PIMCO Funds (Cost $21,007)		21,009

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 2.7%

Daimler Finance North America LLC
4.560% due 08/03/2012	$1,970	1,062

Georgia-Pacific Corp.
2.956% due 12/20/2012	494	437
3.292% due 12/20/2012	2,730	2,415
3.459% due 12/20/2012	252	223

HCA, Inc.
3.470% due 11/18/2013	2,486	2,121

Total Bank Loan Obligations (Cost $7,831)		6,258

CORPORATE BONDS & NOTES 50.2%

BANKING & FINANCE 30.2%

American Express Bank FSB
6.000% due 09/13/2017 (g)	5,200	4,386

American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,302

American Express Co.
6.150% due 08/28/2017	1,200	997

American International Group, Inc.
4.950% due 03/20/2012	700	342
5.850% due 01/16/2018	3,000	1,177
8.250% due 08/15/2018 (g)	5,900	2,529

Bank of America Corp.
5.650% due 05/01/2018	400	334
8.000% due 12/29/2049	4,700	1,885

Bank of America N.A.
1.777% due 06/23/2010	1,600	1,481

Barclays Bank PLC
6.050% due 12/04/2017	1,600	1,261
7.434% due 09/29/2049	600	250
7.700% due 04/29/2049	1,300	572

Bear Stearns Cos. LLC
7.250% due 02/01/2018	700	725

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,338

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	3,200	3,014

Citigroup Capital XXI
8.300% due 12/21/2057	1,500	724

Citigroup, Inc.
5.500% due 04/11/2013	1,000	880
6.125% due 11/21/2017 (g)	5,000	4,345

Deutsche Bank AG
6.000% due 09/01/2017	3,900	3,777

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	201
7.250% due 10/25/2011	1,950	1,389
9.750% due 09/15/2010	400	329

General Electric Capital Corp.
1.361% due 03/12/2010	2,800	2,683
6.375% due 11/15/2067	200	97

GMAC LLC
6.625% due 05/15/2012	600	331

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.875% due 08/28/2012	$2,200	$1,216
7.000% due 02/01/2012	1,100	628

Goldman Sachs Group, Inc.
1.677% due 03/22/2016	400	273
6.150% due 04/01/2018	4,900	4,486

John Deere Capital Corp.
2.042% due 06/10/2011	3,900	3,707

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,600	4,322

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)	1,800	0
6.875% due 05/02/2018 (a)	200	25

Merrill Lynch & Co., Inc.
1.454% due 02/05/2010	1,700	1,605
1.554% due 01/15/2015	5,000	3,013
6.050% due 08/15/2012	400	344
6.875% due 04/25/2018	1,300	1,019

Metropolitan Life Global Funding I
5.125% due 04/10/2013	500	457

Morgan Stanley
6.000% due 04/28/2015	1,300	1,230

Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	184

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	428

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	606

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,200	1,063
8.700% due 08/07/2018	1,100	958

UBS AG
2.219% due 06/19/2010	2,000	1,888
5.875% due 12/20/2017	2,600	2,241

Wachovia Mortgage FSB
1.327% due 03/22/2011	1,100	1,026

		70,068

INDUSTRIALS 14.0%

Alcoa, Inc.
6.000% due 07/15/2013	2,100	1,678

Gaz Capital S.A.
8.146% due 04/11/2018	700	577

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,106

International Business Machines Corp.
1.764% due 07/28/2011 (g)	4,400	4,339

Kohl’s Corp.
6.250% due 12/15/2017	10,000	9,207

Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,612
6.875% due 02/01/2038	300	296

Loews Corp.
5.250% due 03/15/2016	2,800	2,557

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,568

Reynolds American, Inc.
7.250% due 06/01/2013	2,000	1,911

Roche Holdings, Inc.
7.000% due 03/01/2039	500	526

Southern Co.
1.951% due 08/20/2010 (g)	4,900	4,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williams Cos., Inc.
6.375% due 10/01/2010	$200	$197

		32,470

UTILITIES 6.0%

AT&T, Inc.
4.125% due 09/15/2009	500	505
5.500% due 02/01/2018	1,100	1,066
6.300% due 01/15/2038	500	441

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	5,000	5,031

Embarq Corp.
6.738% due 06/01/2013	2,000	1,866

Enel Finance International S.A.
6.250% due 09/15/2017	5,400	4,902

		13,811

Total Corporate Bonds & Notes (Cost $141,046)		116,349

MUNICIPAL BONDS & NOTES 1.7%

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	379

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	3,375	2,818

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	384

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	92

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	286

Total Municipal Bonds & Notes (Cost $4,900)		3,959

U.S. GOVERNMENT AGENCIES 177.4%

Fannie Mae
0.642% due 03/25/2034	22	20
0.652% due 03/25/2036 (g)	2,050	1,749
0.772% due 06/25/2044 (g)	40	40
0.872% due 09/25/2042 (g)	541	492
1.625% due 11/25/2023 (g)	211	210
2.062% due 04/25/2024 (g)	168	168
3.022% due 09/01/2044 - 10/01/2044 (g)	3,725	3,649
3.751% due 08/01/2035 (g)	612	607
3.785% due 08/01/2010 (g)	358	362
4.318% due 02/01/2035 (g)	297	303
4.347% due 11/01/2034 (g)	708	719
4.366% due 09/01/2035 (g)	1,049	1,042
4.447% due 10/01/2035 (g)	534	543
4.500% due 06/01/2010 - 09/25/2020 (g)	3,499	3,540
4.649% due 07/01/2035 (g)	1,411	1,438
4.797% due 03/01/2036 (g)	1,782	1,787
4.843% due 02/01/2034 (g)	617	634
4.846% due 09/01/2031	2	2
4.852% due 10/01/2035 (g)	529	542
4.980% due 10/01/2035 (g)	497	511
5.000% due 12/01/2018 - 02/01/2036 (g)	41,500	43,008
5.000% due 07/25/2019 - 06/01/2021	43	44

54	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 08/01/2020 (g)(h)	$1,427	$1,488
5.047% due 08/01/2036 (g)	953	973
5.421% due 07/01/2032 (g)	31	32
5.500% due 01/01/2021 - 02/01/2038 (g)	30,584	31,848
5.500% due 03/01/2023 (g)(h)	5,428	5,664
5.500% due 09/01/2035 - 04/01/2039	39,602	41,106
6.000% due 02/01/2037 - 05/01/2037 (g)	798	834
6.000% due 04/01/2039	26,700	27,889
6.500% due 08/01/2036 - 11/01/2036 (g)	3,731	3,935
6.500% due 04/01/2039 - 05/01/2039	27,500	28,927
6.625% due 11/15/2030	400	527
7.500% due 12/01/2014 (g)	129	134

Freddie Mac
0.756% due 10/15/2020 (g)	584	568
3.022% due 10/25/2044 (g)	165	161
3.222% due 07/25/2044 (g)	809	793
4.000% due 11/01/2013 (g)	3,096	3,159
4.500% due 02/15/2017 - 01/15/2018 (g)	8,978	9,204
5.000% due 12/15/2015 - 01/01/2037 (g)	12,464	12,777
5.299% due 09/01/2035 (g)	1,897	1,943
5.500% due 03/15/2017 - 10/01/2038 (g)	85,650	88,989
5.500% due 08/15/2030	4	4

Ginnie Mae
0.956% due 03/16/2032 (g)	34	33
4.125% due 11/20/2024	88	88
5.500% due 01/15/2033 - 10/15/2038 (g)	5,600	5,843
5.500% due 10/15/2033 - 04/01/2039	11,603	12,078
6.000% due 08/15/2037 - 01/15/2039 (g)	47,010	49,200
6.000% due 12/15/2037 - 08/15/2038	528	552
6.500% due 04/15/2031 - 10/15/2038	452	476
6.500% due 01/15/2033 - 11/15/2038 (g)	10,734	11,278

Overseas Private Investment Corp.
5.660% due 06/10/2018	6,000	6,707

Small Business Administration
5.680% due 06/01/2028	2,443	2,682

Total U.S. Government Agencies (Cost $401,042)		411,302

U.S. TREASURY OBLIGATIONS 46.3%

Treasury Inflation Protected Securities (c)
2.125% due 01/15/2019	295	315
2.375% due 01/15/2025	3,136	3,267
2.375% due 01/15/2027	1,256	1,316
2.500% due 01/15/2029	1,377	1,496
3.625% due 04/15/2028	1,831	2,264

U.S. Treasury Bonds
3.500% due 02/15/2039 (g)	37,300	36,974
5.000% due 05/15/2037	2,200	2,744
5.250% due 11/15/2028	1,600	1,969
5.250% due 02/15/2029	6,200	7,644
5.375% due 02/15/2031	3,500	4,421
5.500% due 08/15/2028	900	1,137
7.125% due 02/15/2023 (g)	7,200	10,130
7.250% due 08/15/2022	700	989
7.500% due 11/15/2016	1,800	2,418
8.000% due 11/15/2021	2,000	2,961
8.125% due 05/15/2021	3,000	4,448
8.750% due 05/15/2017	600	866

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.750% due 08/15/2020	$900	$1,374
8.875% due 08/15/2017	4,400	6,423
8.875% due 02/15/2019	2,600	3,925

U.S. Treasury Strips
0.000% due 08/15/2021	900	577
0.000% due 11/15/2021	15,200	9,633

Total U.S. Treasury Obligations (Cost $105,296)		107,291

MORTGAGE-BACKED SECURITIES 11.9%

American Home Mortgage Assets
0.712% due 05/25/2046	2,035	718
0.732% due 10/25/2046	786	255

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	690	510

Banc of America Funding Corp.
6.106% due 01/20/2047	156	74

Banc of America Mortgage Securities, Inc.
0.972% due 01/25/2034	163	156
5.000% due 05/25/2034	177	159

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	508	356
4.625% due 10/25/2035	3,021	1,832
4.750% due 10/25/2035	279	263
5.473% due 05/25/2047	2,101	1,078

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	900	302
5.364% due 05/25/2035	409	221
5.491% due 09/25/2035	485	240

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	478	303

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	590	378
4.700% due 12/25/2035	1,335	1,002
6.008% due 09/25/2037	2,025	1,011

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	590	426

Countrywide Alternative Loan Trust
0.740% due 12/20/2046	2,031	659
0.755% due 11/20/2035	34	33
0.755% due 03/20/2046	1,453	529
0.755% due 07/20/2046	2,016	729
4.500% due 06/25/2035	213	197
5.345% due 06/25/2037	2,600	1,160

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	292	122
0.842% due 03/25/2035	225	95

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	236	183

Downey Savings & Loan Association Mortgage Loan Trust
0.816% due 08/19/2045	1,204	497
3.853% due 07/19/2044	105	72

First Horizon Alternative Mortgage Securities
4.549% due 03/25/2035	243	116

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	108	77

First Republic Mortgage Loan Trust
0.906% due 11/15/2031	99	79

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	152	145

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	1,810	657

GSR Mortgage Loan Trust
4.541% due 09/25/2035	435	322
5.500% due 11/25/2035	1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSRPM Mortgage Loan Trust
1.222% due 01/25/2032	$13	$10

Harborview Mortgage Loan Trust
0.796% due 03/19/2036	1,260	461

Homebanc Mortgage Trust
5.871% due 04/25/2037	900	390

Indymac Index Mortgage Loan Trust
0.622% due 01/25/2037	321	298
0.822% due 06/25/2037	701	228
5.013% due 12/25/2034	62	43

JPMorgan Mortgage Trust
5.018% due 02/25/2035	410	326

Lehman XS Trust
0.602% due 07/25/2046	12	12

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	239	133

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	57	34
1.522% due 10/25/2035	79	53

Morgan Stanley Capital I
0.617% due 10/15/2020	1,040	767

Residential Accredit Loans, Inc.
0.732% due 04/25/2046	1,844	718
0.922% due 03/25/2033	139	126

Residential Asset Securitization Trust
0.872% due 10/25/2018	1,832	1,500
0.922% due 05/25/2033	194	165

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	290	114

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	765	294
0.806% due 07/19/2035	334	213

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	1,637	1,406

WaMu Mortgage Pass-Through Certificates
0.832% due 01/25/2045	213	86
0.842% due 01/25/2045	205	91
2.333% due 03/25/2047	1,059	338
5.414% due 02/25/2037	286	156

Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034	530	405
4.265% due 07/25/2035	2,359	1,931
4.500% due 11/25/2018	1,060	1,029
4.752% due 05/25/2035	261	190
5.240% due 04/25/2036	2,005	1,208

Total Mortgage-Backed Securities (Cost $43,002)		27,682

ASSET-BACKED SECURITIES 2.4%

Access Group, Inc.
2.459% due 10/27/2025	2,370	2,180

Aurum CLO 2002-1 Ltd.
1.524% due 04/15/2014	1,340	1,171

Bear Stearns Asset-Backed Securities Trust
5.072% due 10/25/2036	1,655	1,265

Countrywide Asset-Backed Certificates
0.572% due 12/25/2046	125	122

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036	117	92

GSAMP Trust
0.612% due 11/25/2035	107	29
0.812% due 03/25/2034	38	37

Lehman XS Trust
0.602% due 08/25/2046	182	180

See Accompanying Notes	Annual Report	March 31, 2009	55

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		$186	$76

Structured Asset Securities Corp.
4.900% due 04/25/2035		668	356

Total Asset-Backed Securities (Cost $6,732)			5,508

FOREIGN CURRENCY-DENOMINATED ISSUES 5.7%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	555

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	1,110

Republic of Germany
4.250% due 07/04/2039	EUR	300	426
4.750% due 07/04/2034		3,100	4,566
5.500% due 01/04/2031		200	319
5.625% due 01/04/2028		3,000	4,801

SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/18/2049	GBP	1,600	1,498

Total Foreign Currency-Denominated Issues (Cost $16,205)			13,275

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.0%

Bank of America Corp.
7.250% due 12/31/2049		500	212

	SHARES	VALUE (000S)

Wells Fargo & Co.
7.500% due 12/31/2049	4,500	$2,156

Total Convertible Preferred Stocks (Cost $3,560)		2,368

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049	13,000	9

Total Preferred Stocks (Cost $325)		9

EXCHANGE-TRADED FUNDS 2.8%

iShares MSCI
EAFE Index Fund	172,236	6,474

Total Exchange-Traded Funds (Cost $10,076)		6,474

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.5%

CERTIFICATES OF DEPOSIT 0.9%

Unicredito Italiano NY
1.156% due 05/18/2009	$2,000	2,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,713	$1,713

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,749. Repurchase proceeds are $1,713.)

U.S. CASH MANAGEMENT BILLS 4.8%
0.940% due 04/29/2009 - 05/15/2009 (b)(e)	11,190	11,190

U.S. TREASURY BILLS 13.1%
0.133% due 04/02/2009 - 06/11/2009 (b)(e)(f)	30,305	30,302

Total Short-Term Instruments (Cost $45,205)		45,205

PURCHASED OPTIONS (j) 0.9%
(Cost $1,237)		2,068

Total Investments 331.6% (Cost $807,464)		$768,757

Written Options (k) (0.0%) (Premiums $198)		(62)

Other Assets and Liabilities (Net) (231.6%)		(536,860)

Net Assets 100.0%		$231,835

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $38,768 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $330 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $267,159 at a weighted average interest rate of 1.998%. On March 31, 2009, securities valued at $357,967 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $611 and cash of $1,902 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	41	$1
90-Day Euribor September Futures	Long	09/2010	32	1
90-Day Eurodollar June Futures	Long	06/2009	215	116
90-Day Eurodollar March Futures	Long	03/2010	474	2,891
90-Day Eurodollar September Futures	Long	09/2009	248	1,558
Euro-Bobl June Futures	Long	06/2009	17	10
Euro-Bund 10-Year Bond June Futures	Long	06/2009	56	54
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	616	2,569
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	56	16
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	184	1,532

				$8,748

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BCLY	(1.200%	)	09/20/2013	8.028%	$2,100	$463	$0	$463
AutoZone, Inc.	RBS	(0.665%	)	06/20/2017	1.037%	1,900	50	0	50
Baxter International, Inc.	BCLY	(0.350%	)	09/20/2013	0.412%	4,600	12	0	12
Campbell Soup Co.	BCLY	(0.350%	)	09/20/2013	0.360%	2,600	1	0	1

56	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Campbell Soup Co.	UBS	(0.350%	)	09/20/2013	0.360%		$1,700	$1	$0	$1
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%		5,000	28	0	28
Dominion Resources, Inc.	BCLY	(0.540%	)	09/20/2013	0.686%		8,900	53	0	53
Embarq Corp.	BOA	(1.370%	)	03/20/2014	1.149%		100	(1)	0	(1)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	1.149%		300	(2)	0	(2)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	1.149%		600	(4)	0	(4)
Embarq Corp.	DUB	(1.425%	)	03/20/2014	1.149%		500	(7)	0	(7)
Embarq Corp.	MSC	(1.300%	)	03/20/2014	1.149%		200	(1)	0	(1)
Erac USA Finance Co.	GSC	(0.800%	)	12/20/2017	7.237%		7,500	2,468	0	2,468
General Mills, Inc.	BCLY	(0.500%	)	09/20/2013	0.779%		4,600	55	0	55
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	2.439%		2,200	203	0	203
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.743%		2,200	34	0	34
Hungary Government International Bond	MSC	(1.660%	)	03/20/2013	5.314%		2,600	321	0	321
JPMorgan Chase & Co.	BNP	(2.700%	)	03/20/2014	3.051%		2,000	26	0	26
JPMorgan Chase & Co.	BNP	(2.750%	)	03/20/2014	3.051%		1,600	17	0	17
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	3.051%		1,000	11	0	11
Kohl’s Corp.	RBS	(0.680%	)	12/20/2017	1.454%		10,000	554	0	554
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.840%		2,800	98	0	98
Ltd. Brands, Inc.	GSC	(1.030%	)	06/20/2017	4.356%		5,000	935	0	935
Merrill Lynch & Co., Inc.	CITI	(2.450%	)	03/20/2015	5.458%		5,000	641	0	641
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	2.938%		2,000	253	0	253
Raytheon Co.	BCLY	(0.480%	)	09/20/2013	0.611%		1,100	6	0	6
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	3.500%		2,000	168	0	168
Turkey Government International Bond	MSC	(2.200%	)	10/20/2010	3.712%		100	1	0	1
Turkey Government International Bond	MSC	(2.630%	)	03/20/2013	3.919%		2,600	117	0	117
UBS Warburg LLC	BCLY	(1.900%	)	12/20/2013	2.290%	EUR	900	18	0	18
UBS Warburg LLC	BCLY	(2.200%	)	03/20/2014	2.290%		1,000	2	0	2
UBS Warburg LLC	DUB	(2.200%	)	03/20/2014	2.290%		600	5	0	5
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	4.974%		$5,000	1,141	0	1,141

								$7,667	$0	$7,667

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Goldman Sachs Group, Inc.	CITI	0.920%	09/20/2012	2.961%	$700	$(45)	$0	$(45)
Merrill Lynch & Co., Inc.	CITI	0.950%	09/20/2012	6.136%	700	(102)	0	(102)
Reynolds American, Inc.	DUB	1.280%	06/20/2017	3.500%	1,000	(134)	0	(134)

						$(281)	$0	$(281)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-9 Index	BCLY	(2.650%	)	06/20/2013	$3,900	$556	$(82)	$638
CDX.HY-10 5-Year Index	BCLY	(5.000%	)	06/20/2013	1,152	318	26	292
CDX.HY-10 5-Year Index	UBS	(5.000%	)	06/20/2013	1,152	317	25	292
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%	)	12/20/2012	7,800	2,189	0	2,189
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	1,366	122	18	104
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017	3,026	271	51	220
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	2,050	183	50	133
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017	878	79	13	66
CDX.IG-10 5-Year Index	CSFB	(1.550%	)	06/20/2013	683	28	(1)	29

						$4,063	$100	$3,963

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AAA 06-2 Index	GSC	0.110%	05/25/2046	$1,000	$(700)	$(325)	$(375)
CDX.HVol-9 5-Year Index	CSFB	1.400%	12/20/2012	3,383	(493)	(44)	(449)
CDX.HY-8 5-Year Index 35-100%	BCLY	0.483%	06/20/2012	3,706	(445)	0	(445)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	5,600	(2,140)	0	(2,140)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	2,538	(251)	(202)	(49)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	3,800	(1,280)	(581)	(699)

					$(5,309)	$(1,152)	$(4,157)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

See Accompanying Notes	Annual Report	March 31, 2009	57

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	500	$10	$0	$10
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		600	12	0	12
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	10,600	96	0	96
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		13,300	(206)	8	(214)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		15,500	(137)	(205)	68
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		800	26	5	21
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		3,200	107	14	93
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	8,600	(114)	64	(178)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM		6,100	138	89	49
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		$2,500	(201)	56	(257)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		8,600	(1,403)	(276)	(1,127)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		11,500	(1,007)	(862)	(145)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,600	(696)	(119)	(577)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		11,100	(1,033)	(652)	(381)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		700	(66)	(29)	(37)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		1,000	(93)	(6)	(87)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		100	(10)	3	(13)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		12,500	(1,163)	(563)	(600)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		2,200	(506)	(101)	(405)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		4,100	(943)	(216)	(727)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,200	(2,115)	(97)	(2,018)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		55,800	(12,825)	(560)	(12,265)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		1,100	(105)	(133)	28
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		38,100	(3,655)	(4,608)	953
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		200	(55)	0	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		7,700	(2,098)	5	(2,103)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP		1,700	(464)	(26)	(438)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,100	(1,117)	80	(1,197)
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI	EUR	2,000	(612)	22	(634)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		100	(31)	(3)	(28)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		2,600	(825)	(200)	(625)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		100	(25)	(4)	(21)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY	GBP	4,600	299	(140)	439
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	98	(47)	145
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI		6,300	515	(79)	594
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		5,600	458	(79)	537
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	80	269	(189)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		2,700	(67)	(18)	(49)
Pay	28-Day MXN TIIE	8.860%	09/12/2016	CITI	MXN	6,700	34	0	34
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		5,500	11	4	7
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(663)	18	(681)

							$(30,351)	$(8,386)	$(21,965)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	2,339,386	1-Month USD-LIBOR less 0.500%	$81,130	06/30/2009	CSFB	$6,808
Receive	iShares MSCI EAFE Index	1,494,976	1-Month USD-LIBOR less 0.550%	51,845	06/30/2009	CSFB	4,353
Pay	iShares MSCI EAFE Index	272,829	1-Month USD-LIBOR less 0.350%	(9,658)	04/14/2009	MLP	(597)
Receive	iShares MSCI EAFE Index	2,379,178	1-Month USD-LIBOR less 0.350%	84,223	04/14/2009	MLP	5,208

							$15,772

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

58	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$80.000	05/22/2009	30	$0	$1

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	2,800	$136	$222
Put - OTC EUR versus USD		1.375	05/21/2010		2,800	136	343
Call - OTC EUR versus USD		1.375	06/03/2010		1,400	67	112
Put - OTC EUR versus USD		1.375	06/03/2010		1,400	67	173
Call - OTC EUR versus JPY	JPY	148.400	06/03/2010		1,000	56	46
Put - OTC EUR versus JPY		148.400	06/03/2010		1,000	56	225
Call - OTC USD versus JPY		104.000	03/17/2010		$3,100	139	83
Put - OTC USD versus JPY		104.000	03/17/2010		3,100	126	262
Call - OTC USD versus JPY		105.200	03/31/2010		1,200	50	27
Put - OTC USD versus JPY		105.200	03/31/2010		1,200	51	111
Call - OTC USD versus JPY		105.400	03/31/2010		4,000	168	86
Put - OTC USD versus JPY		105.400	03/31/2010		4,000	168	377

						$1,220	$2,067

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 04/01/2039	$85.000	04/06/2009	$20,000	$2	$0
Put - OTC Fannie Mae 5.500% due 05/01/2039	86.000	05/05/2009	22,000	3	0
Put - OTC Fannie Mae 6.000% due 05/01/2039	89.500	05/05/2009	16,700	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	91.500	06/04/2009	10,000	1	0
Put - OTC Fannie Mae 6.500% due 06/01/2039	96.000	06/04/2009	27,500	3	0
Put - OTC Ginnie Mae 5.000% due 04/01/2039	83.000	04/13/2009	16,000	2	0
Put - OTC U.S. Treasury Bond 3.500% due 02/15/2039	48.000	06/12/2009	33,000	4	0

				$17	$0

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	22	$11	$15
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	11	2	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	33	48	7

				$61	$25

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$7,300	$55	$12
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	700	3	2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.200%	07/02/2009	3,600	2	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,400	27	6
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	300	2	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,900	28	6
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	100	2	9
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	2,900	18	2

							$137	$37

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	84	$142,000	EUR	16,200	$3,238
Sales	168	35,100		0	744
Closing Buys	(55)	(149,900)		(16,200)	(3,573)
Expirations	(131)	(5,000)		0	(211)
Exercised	0	0		0	0

Balance at 03/31/2009	66	$22,200	EUR	0	$198

See Accompanying Notes	Annual Report	March 31, 2009	59

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$13,300	$13,539	$13,722
Ginnie Mae	5.500%	04/01/2039	18,000	18,596	18,734
Ginnie Mae	6.000%	04/01/2039	21,000	21,728	21,935

				$53,863	$54,391

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	24,033	04/2009	$0	$(1,405)	$(1,405)
Sell		JPM	250	05/2009	0	0	0
Buy		UBS	3,030	05/2009	0	(21)	(21)
Sell	BRL	BCLY	1,217	06/2009	0	(20)	(20)
Sell		HSBC	842	06/2009	0	(15)	(15)
Sell		JPM	687	06/2009	0	(14)	(14)
Buy		RBC	1,353	06/2009	0	(137)	(137)
Buy		UBS	817	06/2009	1	0	1
Sell	CAD	JPM	110	04/2009	1	0	1
Sell	CHF	JPM	420	06/2009	0	0	0
Buy		UBS	380	06/2009	0	(3)	(3)
Sell		UBS	21,386	06/2009	0	(598)	(598)
Sell	CLP	CITI	8,500	05/2009	0	0	0
Buy		HSBC	8,500	05/2009	2	0	2
Buy		CITI	8,500	11/2009	0	0	0
Buy	CNY	BCLY	3,625	07/2009	0	(33)	(33)
Sell		BCLY	4,188	07/2009	0	(13)	(13)
Buy		DUB	47,384	07/2009	0	(396)	(396)
Buy		HSBC	8,588	07/2009	0	(74)	(74)
Buy		JPM	5,955	07/2009	0	(52)	(52)
Sell		JPM	49,433	07/2009	0	(143)	(143)
Sell	DKK	UBS	23,032	06/2009	0	(228)	(228)
Buy	EUR	BCLY	80	04/2009	0	(2)	(2)
Buy		DUB	297	04/2009	15	0	15
Sell		HSBC	52,885	04/2009	0	(3,477)	(3,477)
Sell		JPM	3,000	04/2009	0	(12)	(12)
Buy		RBS	365	04/2009	8	0	8
Sell		RBS	1,238	04/2009	32	0	32
Buy		UBS	1,360	04/2009	0	(32)	(32)
Buy	GBP	BCLY	3,500	04/2009	5	0	5
Sell		DUB	15,064	04/2009	223	0	223
Sell		HSBC	867	04/2009	34	0	34
Sell		JPM	850	04/2009	0	0	0
Sell		MSC	25,211	04/2009	295	0	295
Buy		UBS	933	04/2009	0	(36)	(36)
Sell	HKD	BCLY	9,579	06/2009	0	(1)	(1)
Sell		BOA	9,399	06/2009	0	(1)	(1)
Sell		HSBC	9,564	06/2009	0	(1)	(1)
Sell		JPM	25,639	06/2009	0	(1)	(1)
Sell	JPY	BNP	3,005,575	05/2009	522	0	522
Sell		JPM	200,000	05/2009	0	(6)	(6)
Buy		UBS	98,000	05/2009	0	(12)	(12)
Sell		MSC	3,005,575	06/2009	480	0	480
Sell	MXN	CITI	20,330	05/2009	0	(20)	(20)
Buy		MLP	20,330	05/2009	0	(67)	(67)
Buy		CITI	20,330	11/2009	20	0	20
Buy	MYR	BCLY	210	04/2009	0	(2)	(2)
Buy		BOA	175	04/2009	0	(2)	(2)
Buy		CITI	387	04/2009	0	(4)	(4)
Buy		HSBC	463	04/2009	0	(3)	(3)
Sell		UBS	1,235	04/2009	1	0	1
Buy		BCLY	1,547	08/2009	0	(12)	(12)
Sell		JPM	1,531	08/2009	0	(2)	(2)
Sell	NOK	UBS	11,643	06/2009	0	(108)	(108)
Buy	NZD	RBS	415	04/2009	0	0	0
Sell		RBS	415	04/2009	0	(30)	(30)
Sell		RBS	415	05/2009	0	0	0
Sell	PLN	BCLY	1,770	05/2009	72	0	72
Buy		HSBC	2,522	05/2009	0	(394)	(394)
Sell		HSBC	394	05/2009	16	0	16
Sell		JPM	358	05/2009	15	0	15

60	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RUB	BCLY	49,072	05/2009	$0	$(35)	$(35)
Sell		BCLY	20,833	05/2009	37	0	37
Sell		DUB	12,502	05/2009	32	0	32
Buy		HSBC	18,188	05/2009	0	(216)	(216)
Sell		HSBC	7,469	05/2009	6	0	6
Sell		JPM	26,455	05/2009	49	0	49
Sell	SEK	UBS	50,305	06/2009	0	(650)	(650)
Sell	SGD	JPM	4,114	04/2009	76	0	76

					$1,942	$(8,278)	$(6,336)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$29,859	$737,726	$1,172	$768,757
Short Sales, at value	0	(54,391)	0	(54,391)
Other Financial Instruments ++	8,748	(5,507)	108	3,349

Total	$38,607	$677,828	$1,280	$717,715

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$1,663	$(362)	$1	$0	$(130)	$0	$1,172
Other Financial Instruments ++	(200)	0	0	14	(112)	406	108

Total	$1,463	$(362)	$1	$14	$(242)	$406	$1,280

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	61

Schedule of Investments  RealEstateRealReturn Strategy Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 8.1%

Short-Term Floating NAV Portfolio	1,400,367	$14,011

Total PIMCO Funds (Cost $14,010)		14,011

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 41.3%

BANKING & FINANCE 36.3%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013 (g)	$1,900	1,840

American Express Bank FSB
5.500% due 04/16/2013	600	518
6.000% due 09/13/2017	300	253

American Express Centurion Bank
6.000% due 09/13/2017	300	253

American Express Co.
7.000% due 03/19/2018 (g)	670	592
8.150% due 03/19/2038	190	173

American Honda Finance Corp.
2.038% due 06/20/2011 (g)	7,600	7,564

American International Group, Inc.
5.850% due 01/16/2018	200	78
8.175% due 05/15/2058	1,100	94
8.250% due 08/15/2018 (g)	1,000	429

ANZ National International Ltd.
6.200% due 07/19/2013	1,800	1,738

Bank of America Corp.
8.125% due 12/29/2049	4,800	1,974

Bank of Scotland PLC
1.344% due 12/08/2010	2,500	2,306

Barclays Bank PLC
5.450% due 09/12/2012	800	811
6.050% due 12/04/2017	300	236
7.434% due 09/29/2049	100	42
7.700% due 04/29/2049	1,600	704

Bear Stearns Cos. LLC
1.404% due 01/31/2011 (g)	2,380	2,265
6.950% due 08/10/2012	400	408

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	35

Capital One Financial Corp.
6.750% due 09/15/2017	300	251

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	1,400	1,319

Citigroup Funding, Inc.
0.523% due 04/23/2009 (g)	900	898

Credit Suisse New York
5.000% due 05/15/2013	6,500	6,289

Danske Bank A/S
5.914% due 12/29/2049	3,000	1,051

GATX Financial Corp.
5.800% due 03/01/2016 (g)	1,000	826

General Electric Capital Corp.
5.875% due 01/14/2038 (g)	5,000	3,586

Goldman Sachs Group, Inc.
6.150% due 04/01/2018 (g)	900	824
6.750% due 10/01/2037 (g)	1,000	679

HBOS PLC
6.750% due 05/21/2018	1,000	773

HSBC Bank USA N.A.
7.000% due 01/15/2039	2,500	2,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	$100	$13
6.875% due 05/02/2018 (a)	900	112
7.500% due 05/11/2038 (a)	5,000	0

Merna Reinsurance Ltd.
1.870% due 07/07/2010	300	276

Metropolitan Life Global Funding I
1.972% due 06/25/2010	1,600	1,465
5.125% due 04/10/2013	500	457

Morgan Stanley
1.392% due 01/18/2011	1,000	903
1.592% due 10/18/2016 (g)	1,000	672

National Australia Bank Ltd.
5.350% due 06/12/2013	3,000	2,908

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010	1,000	981

New York Life Global Funding
4.650% due 05/09/2013 (g)	1,400	1,365

Pacific Life Global Funding
5.150% due 04/15/2013	400	377

Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	2,809

Pricoa Global Funding I
2.066% due 06/04/2010 (g)	3,000	2,703

Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010	400	388

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	300	165

Simon Property Group LP
6.125% due 05/30/2018	1,400	1,103

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,500	1,329

UBS AG
5.750% due 04/25/2018	2,500	2,096

Vita Capital III Ltd.
2.545% due 01/01/2012	300	270

Wachovia Bank N.A.
1.331% due 12/02/2010	300	281

Wells Fargo & Co.
4.375% due 01/31/2013	200	187

Wells Fargo Capital XIII
7.700% due 12/29/2049	700	334

		62,458

INDUSTRIALS 4.4%

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	92

Computer Sciences Corp.
6.500% due 03/15/2018 (g)	2,500	2,376

DISH DBS Corp.
7.000% due 10/01/2013	600	560

Gaz Capital S.A.
7.343% due 04/11/2013	200	176
8.146% due 04/11/2018	300	247

Oracle Corp.
5.750% due 04/15/2018	900	942

Rockies Express Pipeline LLC
5.100% due 08/20/2009	600	600

Suncor Energy, Inc.
6.850% due 06/01/2039	2,800	2,125

UnitedHealth Group, Inc.
6.875% due 02/15/2038	500	445

		7,563

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.6%

Constellation Energy Group, Inc.
4.550% due 06/15/2015	$100	$82

Embarq Corp.
7.082% due 06/01/2016	100	90

NGPL PipeCo. LLC
6.514% due 12/15/2012	500	478

Public Service Electric & Gas Co.
5.300% due 05/01/2018	400	404

		1,054

Total Corporate Bonds & Notes (Cost $88,782)		71,075

MUNICIPAL BONDS & NOTES 2.9%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	2,355	2,051

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	184

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	2,340	1,953

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	55

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	485	430
6.125% due 06/01/2032	400	280

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	54

Total Municipal Bonds & Notes (Cost $4,517)		5,007

U.S. GOVERNMENT AGENCIES 99.5%

Fannie Mae
3.022% due 09/01/2044 - 10/01/2044	140	137
5.000% due 05/01/2037 - 04/01/2039	56,900	58,705
5.000% due 02/01/2038 (g)	21,723	22,461
5.500% due 01/01/2037 - 01/01/2039	27,570	28,648
5.500% due 10/01/2036 (g)	2,730	2,837
6.000% due 09/01/2036 - 04/01/2039	20,802	21,741
6.000% due 02/01/2038 (g)	7,711	8,064

Freddie Mac
4.500% due 05/15/2017	43	45
5.000% due 12/14/2018	1,100	1,065
5.500% due 02/01/2038 (h)	100	104
5.500% due 09/01/2038 - 04/01/2039	1,139	1,182
6.000% due 10/01/2038 (g)	7,179	7,514
6.000% due 04/01/2039	3,800	3,973
6.587% due 10/01/2036 (h)	1,039	1,079
6.674% due 09/01/2036	892	926
6.713% due 07/01/2036	857	888

Ginnie Mae
6.000% due 08/15/2034 - 09/15/2038 (g)	6,016	6,295
6.000% due 05/15/2038 - 04/01/2039	5,500	5,745

Total U.S. Government Agencies (Cost $168,136)		171,409

62	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 141.7%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	$2,547	$2,578
1.625% due 01/15/2018	2,323	2,358
1.875% due 07/15/2015	26,439	27,191
2.000% due 07/15/2014 (g)	52,639	54,481
2.375% due 01/15/2025 (g)	28,000	29,172
2.500% due 07/15/2016	17,710	19,005
2.625% due 07/15/2017 (g)	35,755	38,962
3.000% due 07/15/2012	470	502
3.500% due 01/15/2011	4,973	5,197
3.625% due 04/15/2028 (g)	25,453	31,466
3.875% due 04/15/2029 (g)	25,684	33,092

Total U.S. Treasury Obligations (Cost $225,695)		244,004

MORTGAGE-BACKED SECURITIES 4.1%

American Home Mortgage Assets
2.553% due 11/25/2046	1,385	411

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	210	136

BCAP LLC Trust
0.692% due 01/25/2037	587	225

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	86	59
2.650% due 08/25/2035	65	46
2.940% due 03/25/2035	205	140
4.550% due 08/25/2035	117	82
4.840% due 01/25/2035	704	403

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	74	48
4.222% due 12/25/2035	48	37
4.248% due 08/25/2035	131	84
4.699% due 03/25/2034	691	547

Countrywide Home Loan Mortgage Pass- Through Trust
0.862% due 06/25/2035	439	259

GSR Mortgage Loan Trust
4.541% due 09/25/2035	1,056	783

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	210	142

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
0.602% due 07/25/2046		$1	$1

MLCC Mortgage Investors, Inc.
3.006% due 10/25/2035		449	301

Residential Accredit Loans, Inc.
0.702% due 06/25/2046		648	249
0.772% due 08/25/2037		4,749	1,706

Residential Asset Securitization Trust
0.922% due 01/25/2046		911	414
6.500% due 08/25/2036		1,000	388

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,281	617

Total Mortgage-Backed Securities (Cost $11,088)			7,078

ASSET-BACKED SECURITIES 11.5%

Chase Issuance Trust
1.006% due 01/15/2012		5,400	5,307
1.306% due 08/17/2015		1,400	1,241

MBNA Credit Card Master Note Trust
0.596% due 05/15/2013		1,900	1,793

SLM Student Loan Trust
1.159% due 07/25/2017		12,000	11,393

Total Asset-Backed Securities (Cost $20,404)			19,734

FOREIGN CURRENCY-DENOMINATED ISSUES 5.8%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	185

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	151,200	1,323
1.100% due 12/10/2016		110,330	965
1.400% due 06/10/2018		868,890	7,578

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	30

Total Foreign Currency-Denominated Issues (Cost $10,976)			10,081

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049	300	$144

Total Convertible Preferred Stocks (Cost $300)		144

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.4%

CERTIFICATES OF DEPOSIT 7.1%

Unicredito Italiano NY
1.156% due 05/15/2009	$6,700	6,700
1.156% due 05/18/2009	5,500	5,500

		12,200

U.S. CASH MANAGEMENT BILLS 0.5%
0.092% due 04/29/2009 (f)	900	900

U.S. TREASURY BILLS 8.8%
0.180% due 04/02/2009 - 06/11/2009 (b)(e)(f)	15,098	15,096

Total Short-Term Instruments (Cost $28,196)		28,196

PURCHASED OPTIONS (j) 0.0%
(Cost $7)		0

Total Investments 331.4% (Cost $572,111)		$570,739

Written Options (k) (0.5%) (Premiums $426)		(851)

Other Assets and Liabilities (Net) (230.9%)		(397,678)

Net Assets 100.0%		$172,210

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The RealEstateRealReturn Strategy Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $11,729 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $1,300 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $240,943 at a weighted average interest rate of 0.750%. On March 31, 2009, securities valued at $257,095 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $270 and cash of $1,418 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	30	$235
90-Day Euribor March Futures	Long	03/2010	22	2
90-Day Eurodollar December Futures	Long	12/2009	119	744
90-Day Eurodollar June Futures	Long	06/2009	72	411
90-Day Eurodollar June Futures	Long	06/2010	11	30
90-Day Eurodollar March Futures	Long	03/2010	194	1,264
90-Day Eurodollar September Futures	Long	09/2009	58	356
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	8	2

				$3,044

See Accompanying Notes	Annual Report	March 31, 2009	63

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Computer Sciences Corp.	MSC	(1.248%	)	03/20/2018	0.700%		$2,500	$(108)	$0	$(108)
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%		100	13	0	13
Credit Suisse Group	BCLY	(1.600%	)	06/20/2013	1.830%		2,000	17	0	17
Credit Suisse Group	BNP	(1.450%	)	06/20/2013	1.830%		4,500	64	0	64
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	3.518%		600	(4)	0	(4)
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	5.147%		1,000	191	0	191
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	5.736%		1,400	370	0	370
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	1,300	(6)	0	(6)

								$537	$0	$537

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	2.162%	$100	$(4)	$0	$(4)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	13.959%	100	(25)	0	(25)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	13.959%	100	(25)	0	(25)
GMAC LLC	BOA	6.300%	09/20/2012	18.913%	700	(196)	0	(196)
GMAC LLC	GSC	3.050%	09/20/2012	18.913%	200	(71)	0	(71)
Goldman Sachs Group, Inc.	JPM	0.800%	09/20/2012	2.961%	100	(7)	0	(7)

						$(328)	$0	$(328)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	$878	$78	$12	$66
CDX.IG-9 10-Year Index	BOA	(0.800%	)	12/20/2017	586	52	2	50
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	5,758	516	115	401

						$646	$129	$517

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-9 5-Year Index 25-35%	JPM	6.450%	12/20/2012	$300	$(109)	$0	$(109)
CDX.HY-9 5-Year Index 25-35%	MLP	6.510%	12/20/2012	100	(36)	0	(36)
CDX.HY-9 5-Year Index 25-35%	MLP	6.690%	12/20/2012	100	(36)	0	(36)
CDX.HY-9 5-Year Index 25-35%	MSC	6.570%	12/20/2012	400	(144)	0	(144)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	1,230	(414)	(188)	(226)

					$(739)	$(188)	$(551)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

64	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	500	$3	$0	$3
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		5,600	259	(10)	269
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	74	(4)	78
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,500	80	0	80
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		2,000	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		500	(16)	0	(16)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		500	(15)	0	(15)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	2,000	18	6	12
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		1,700	(27)	(24)	(3)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(14)	(16)	2
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	64	13	51
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	44	3	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		13,900	(3,195)	(58)	(3,137)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		6,600	(634)	(1,119)	485
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		1,300	(124)	(157)	33
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		3,400	(927)	(39)	(888)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		7,100	265	(606)	871
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		7,300	272	(447)	719
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		400	(138)	0	(138)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,800	(1,313)	(5)	(1,308)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,400	423	(29)	452
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,800	(795)	(828)	33
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		2,300	(381)	89	(470)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	800	40	3	37
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,000	40	1	39
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		500	17	0	17
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		100	(2)	0	(2)

							$(5,956)	$(3,227)	$(2,729)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTT Index	22,298	1-Month USD-LIBOR plus 1.060%	$42,715	11/30/2009	BCLY	$1,324
Receive	DWRTT Index	7,459	1-Month USD-LIBOR less 0.150%	14,290	11/30/2009	JPM	456
Receive	DWRTT Index	24,110	1-Month USD-LIBOR less 0.050%	46,187	02/26/2010	JPM	1,469
Pay	DWRTT Index	7,101	1-Month USD-LIBOR less 0.250%	13,604	03/31/2009	MLP	(435)
Receive	DWRTT Index	7,101	1-Month USD-LIBOR less 0.250%	13,189	03/31/2009	MLP	435
Receive	DWRTT Index	6,729	1-Month USD-LIBOR less 0.110%	13,305	03/31/2010	MLP	0
Receive	DWRTT Index	23,381	1-Month USD-LIBOR less 0.300%	44,790	07/31/2009	UBS	1,436

							$4,685

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on March 31, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2039	$110.000	05/05/2009	$22,100	$3	$0
Put - OTC Fannie Mae 5.500% due 06/01/2039	88.000	06/04/2009	30,300	3	0
Put - OTC Freddie Mac 6.000% due 06/01/2039	93.500	06/04/2009	3,800	0	0
Put - OTC Ginnie Mae 6.000% due 06/01/2039	93.500	06/11/2009	5,500	1	0

				$7	$0

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	7	$2	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$6,200	$42	$10
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	144

See Accompanying Notes	Annual Report	March 31, 2009	65

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	$1,000	$32	$3
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	5,800	122	337
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,900	18	3
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	3,400	86	198
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,100	29	7
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	31	144
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	3

							$424	$849

Transactionsin written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	795	$13,400	$1,343
Sales	1,768	21,400	1,427
Closing Buys	(373)	(4,300)	(458)
Expirations	(2,183)	(5,100)	(1,886)
Exercised	0	0	0

Balance at 03/31/2009	7	$25,400	$426

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.000%	04/01/2039	$79,000	$80,308	$81,506
Fannie Mae	5.500%	04/01/2039	900	923	934
Freddie Mac	5.000%	04/01/2039	200	204	206
Treasury Inflation Protected Securities	2.000%	07/15/2014	49,868	49,388	52,093

				$130,823	$134,739

(7)	Market value includes $479 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	472	04/2009	$0	$(28)	$(28)
Buy		UBS	550	05/2009	0	(4)	(4)
Sell	BRL	BNP	44	06/2009	1	0	1
Buy		HSBC	1,463	06/2009	8	0	8
Sell		HSBC	2,121	06/2009	0	(29)	(29)
Buy		UBS	499	06/2009	1	0	1
Buy	CNY	BCLY	3,813	05/2009	7	0	7
Buy		DUB	7,721	07/2009	0	(67)	(67)
Sell		DUB	13,924	07/2009	0	(39)	(39)
Buy		HSBC	9,533	07/2009	0	(64)	(64)
Buy		BCLY	12,544	09/2009	0	(21)	(21)
Buy		CITI	1,861	09/2009	3	0	3
Buy		HSBC	13,371	09/2009	0	(19)	(19)
Sell		JPM	21,012	09/2009	0	(78)	(78)
Buy	EUR	BCLY	813	04/2009	43	0	43
Sell		BNP	798	04/2009	0	(53)	(53)
Sell		HSBC	851	04/2009	0	(56)	(56)
Buy	GBP	BCLY	263	04/2009	0	(5)	(5)
Buy		BNP	312	04/2009	9	0	9
Sell		BNP	49	04/2009	1	0	1
Sell		DUB	553	04/2009	8	0	8
Sell		GSC	20	04/2009	0	(1)	(1)
Sell		MSC	927	04/2009	11	0	11
Buy		RBS	227	04/2009	0	(5)	(5)
Sell		RBS	35	04/2009	0	(1)	(1)
Buy		UBS	166	04/2009	0	(7)	(7)
Buy	JPY	BNP	6,042	05/2009	0	0	0
Sell		BNP	438,518	05/2009	76	0	76
Sell		HSBC	6,155	05/2009	0	0	0
Sell		MSC	438,518	06/2009	70	0	70
Buy	MXN	BCLY	20	05/2009	0	0	0
Sell		BCLY	1,346	05/2009	1	0	1

66	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	CITI	1,306	05/2009	$0	$(21)	$(21)
Buy		JPM	20	05/2009	0	0	0
Sell		CITI	338	11/2009	0	0	0
Buy	MYR	BCLY	167	08/2009	0	(1)	(1)
Buy	PHP	CITI	698	08/2009	0	0	0
Buy	PLN	HSBC	2,325	05/2009	0	(357)	(357)
Sell		UBS	2,325	05/2009	92	0	92
Sell	RUB	BCLY	1,128	05/2009	1	0	1
Buy		JPM	1,128	05/2009	0	(9)	(9)
Buy	SGD	CITI	1,547	04/2009	0	(43)	(43)
Buy		DUB	974	04/2009	0	(20)	(20)
Sell		DUB	4,045	04/2009	50	0	50
Buy		HSBC	380	04/2009	0	(10)	(10)
Buy		RBS	656	04/2009	0	(15)	(15)
Buy		UBS	488	04/2009	0	(9)	(9)
Sell		CITI	579	07/2009	8	0	8
Buy		HSBC	579	07/2009	0	(20)	(20)

					$390	$(982)	$(592)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$14,154	$556,585	$0	$570,739
Short Sales, at value	0	(134,739)	0	(134,739)
Other Financial Instruments ++	3,044	187	501	3,732

Total	$17,198	$422,033	$501	$439,732

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$(20)	$20	$0
Other Financial Instruments ++	(24)	0	0	0	539	(14)	501

Total	$(24)	$0	$0	$0	$519	$6	$501

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	67

Schedule of Investments  Small Cap StocksPLUS® TR Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 0.1%

Short-Term Floating NAV Portfolio	23,792	$238

Total PIMCO Funds (Cost $238)		238

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 31.1%

BANKING & FINANCE 24.4%

Allstate Corp.
6.125% due 05/15/2037	$200	113

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,000	969

American Express Centurion Bank
5.550% due 10/17/2012	11,300	10,068

American General Finance Corp.
6.900% due 12/15/2017	100	35

American International Group, Inc.
5.850% due 01/16/2018	100	39
8.250% due 08/15/2018	5,600	2,400

ANZ National International Ltd.
1.281% due 08/07/2009	20	20
6.200% due 07/19/2013	400	386

Bank of America Corp.
1.568% due 08/15/2016	400	256
8.000% due 12/29/2049	1,800	722
8.125% due 12/29/2049	2,700	1,111

Bank of Scotland PLC
1.344% due 12/08/2010	1,100	1,015

Barclays Bank PLC
5.450% due 09/12/2012	400	405
6.050% due 12/04/2017	100	79

Bear Stearns Cos. LLC
1.341% due 08/21/2009	1,100	1,096
1.366% due 05/18/2010	200	197
1.446% due 11/28/2011	800	769
1.448% due 08/15/2011	100	92
1.486% due 07/19/2010	300	296
6.400% due 10/02/2017	1,900	1,853
7.250% due 02/01/2018	300	311
7.625% due 12/07/2009	700	711

BNP Paribas
5.186% due 06/29/2049	130	53

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	99

CIT Group, Inc.
1.464% due 07/28/2011	4,700	3,016
1.474% due 11/03/2010	1,600	1,172

Citigroup Capital XXI
8.300% due 12/21/2057	5,600	2,702

Citigroup Funding, Inc.
2.291% due 05/07/2010	1,100	988

Citigroup Global Markets Holdings, Inc.
1.290% due 08/03/2009	20	20

Citigroup, Inc.
1.396% due 05/18/2010	8,100	7,279
5.500% due 04/11/2013	100	88
5.850% due 07/02/2013	100	90
6.000% due 02/21/2012	1,100	1,005
8.400% due 04/29/2049	1,700	963

Comerica Bank
1.359% due 05/24/2011	5,500	4,855

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commonwealth Bank of Australia
6.024% due 03/29/2049	$100	$44

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	1,700	1,680
6.250% due 04/15/2009	2,900	2,901

Credit Agricole S.A.
1.256% due 05/28/2009	100	100

Credit Suisse USA, Inc.
1.438% due 08/15/2010	100	96

Deutsche Bank AG
1.538% due 02/17/2015	2,280	1,630

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	71

General Electric Capital Corp.
1.602% due 10/06/2015	9,000	6,076
6.375% due 11/15/2067	200	97
6.875% due 01/10/2039	1,000	819

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	4,650	4,348
5.625% due 01/15/2017	10	8
5.950% due 01/18/2018	100	91
6.150% due 04/01/2018	100	92
6.250% due 09/01/2017	100	93

International Lease Finance Corp.
1.469% due 05/24/2010	20	14
4.375% due 11/01/2009	1,600	1,441
5.125% due 11/01/2010	2,205	1,652

JPMorgan Chase & Co.
0.571% due 06/26/2009	80	80
6.000% due 01/15/2018	30	30
7.000% due 11/15/2009	3,700	3,746
7.900% due 04/29/2049	2,300	1,481

KeyCorp
0.621% due 05/26/2009	400	398

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	30	4
2.951% due 05/25/2010 (a)	300	38
5.625% due 01/24/2013 (a)	200	25

Marsh & McLennan Cos., Inc.
7.125% due 06/15/2009	5,189	5,188

Marshall & Ilsley Corp.
4.375% due 08/01/2009	1,000	996

Merrill Lynch & Co., Inc.
3.051% due 05/20/2009	500	497
6.875% due 04/25/2018	100	78

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	91

Morgan Stanley
1.184% due 01/15/2010	2,900	2,791
3.338% due 05/14/2010	1,800	1,754
6.250% due 08/28/2017	100	93

Nationwide Life Global Funding I
1.446% due 05/19/2010	1,600	1,505
5.450% due 10/02/2012	700	624

Pricoa Global Funding I
1.274% due 01/30/2012	100	74
1.428% due 09/27/2013	100	67

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	95

Protective Life Secured Trusts
0.693% due 11/09/2010	1,500	1,298

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	45

RBS Capital Trust III
5.512% due 09/29/2049	300	120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Regions Bank
7.500% due 05/15/2018	$1,300	$1,162

Regions Financial Corp.
1.396% due 06/26/2012	5,400	4,414
6.375% due 05/15/2012	1,660	1,524

Residential Capital LLC
4.351% due 05/22/2009	100	89

Royal Bank of Scotland Group PLC
5.000% due 11/12/2013	1,990	1,290
6.990% due 10/29/2049	100	44

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	55

SLM Corp.
4.500% due 07/26/2010	2,500	1,876

Sun Life Financial Global Funding LP
1.619% due 07/06/2011	1,000	889

SunTrust Bank
1.361% due 05/21/2012	4,000	3,671

Textron Financial Corp.
1.379% due 02/25/2011	1,000	648

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	174

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	27

Wachovia Corp.
1.411% due 06/01/2010	5,500	5,229

Wells Fargo & Co.
5.625% due 12/11/2017	100	91
7.980% due 02/28/2049	2,800	1,318

		110,145

INDUSTRIALS 4.6%

Amgen, Inc.
6.900% due 06/01/2038	100	103

Anadarko Petroleum Corp.
1.720% due 09/15/2009	5,000	4,983

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	35

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	103

Dell, Inc.
5.650% due 04/15/2018	100	95

EnCana Corp.
4.600% due 08/15/2009	2,900	2,895

Gaz Capital S.A.
8.625% due 04/28/2034	100	91

Home Depot, Inc.
3.750% due 09/15/2009	1,900	1,901

International Business Machines Corp.
1.764% due 07/28/2011	2,200	2,169
5.700% due 09/14/2017	400	415

Kimberly-Clark Corp.
1.274% due 07/30/2010	100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	91

Kraft Foods, Inc.
6.125% due 02/01/2018	100	101

Martin Marietta Materials, Inc.
1.324% due 04/30/2010	1,400	1,312

Oracle Corp.
5.750% due 04/15/2018	200	209

68	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Suncor Energy, Inc.
6.100% due 06/01/2018	$200	$171

Time Warner, Inc.
1.461% due 11/13/2009	2,700	2,650

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	400	397

Union Pacific Corp.
5.700% due 08/15/2018	100	95

UST, Inc.
5.750% due 03/01/2018	3,400	2,987

		20,903

UTILITIES 2.1%

Appalachian Power Co.
6.600% due 05/01/2009	3,900	3,906

Dominion Resources, Inc.
2.366% due 06/17/2010	400	389

Ohio Power Co.
1.605% due 04/05/2010	100	98

Pepco Holdings, Inc.
1.886% due 06/01/2010	4,000	3,737

Verizon Communications, Inc.
1.475% due 04/03/2009	50	50
8.950% due 03/01/2039	1,300	1,500

		9,680

Total Corporate Bonds & Notes (Cost $150,762)		140,728

MUNICIPAL BONDS & NOTES 4.1%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	103
6.899% due 12/01/2040	1,000	999

Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,400	4,732

District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034	2,200	2,211

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	300	171

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	2,300	2,317

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	3,100	3,171

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	100	100

Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033	2,000	2,027

Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032	2,700	2,671

Total Municipal Bonds & Notes (Cost $17,976)		18,502

U.S. GOVERNMENT AGENCIES 68.6%

Fannie Mae
5.000% due 02/25/2017 - 04/01/2039	21,727	22,428

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 05/01/2022 - 05/01/2039	$127,426	$132,266
5.500% due 09/01/2023 (g)	104	108
5.953% due 06/21/2027	4,000	4,214
6.000% due 08/01/2027 - 04/01/2039	53,296	55,743
6.000% due 06/01/2036 - 11/01/2038 (g)	48,451	50,676
6.500% due 09/01/2037	785	828

Freddie Mac
0.562% due 12/25/2036	50	49
0.706% due 07/15/2019 - 10/15/2020	415	402
0.786% due 02/15/2019	218	211
4.250% due 09/15/2024	23	23
5.500% due 09/01/2037 - 11/01/2038	30,534	31,722
6.000% due 04/01/2039	900	941

Ginnie Mae
5.000% due 05/01/2039	900	930
5.500% due 04/01/2039	2,000	2,082
6.000% due 06/15/2037 - 07/15/2037 (g)	960	1,005

Small Business Administration
5.290% due 12/01/2027	187	202
5.720% due 01/01/2029	2,800	3,080
6.020% due 08/01/2028	3,036	3,382

Total U.S. Government Agencies (Cost $304,975)		310,292

U.S. TREASURY OBLIGATIONS 28.8%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	3,091	3,129
1.750% due 01/15/2028	19,141	18,387
1.875% due 07/15/2013	3,697	3,798
2.375% due 01/15/2017	8,185	8,718
2.375% due 01/15/2025	9,117	9,499
2.500% due 07/15/2016	3,345	3,590

U.S. Treasury Bonds
8.000% due 11/15/2021	5,800	8,586
8.125% due 05/15/2021	13,200	19,573
8.750% due 08/15/2020	35,900	54,792

Total U.S. Treasury Obligations (Cost $127,960)		130,072

MORTGAGE-BACKED SECURITIES 5.8%

Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036	2,941	2,885
5.658% due 06/10/2049	4,300	2,929
5.745% due 02/10/2051	400	285

Bear Stearns Commercial Mortgage Securities
5.116% due 02/11/2041	400	309
5.201% due 12/11/2038	2,100	1,728
5.593% due 06/11/2040	2,042	2,011
5.703% due 06/11/2050	1,300	1,020

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	38	33

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	4,200	2,809

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	1,206	1,052

Countrywide Alternative Loan Trust
0.682% due 02/25/2047	69	26
0.722% due 06/25/2037	241	90
2.633% due 02/25/2036	26	10

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	43	31

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.785% due 11/25/2034	$33	$20

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,700	3,401

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	61	43
5.799% due 08/10/2045	1,000	686

GSR Mortgage Loan Trust
5.242% due 11/25/2035	79	51

Harborview Mortgage Loan Trust
0.726% due 12/19/2036	2,468	867

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	11	7

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	12	11

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	68
5.440% due 06/12/2047	1,500	973

JPMorgan Mortgage Trust
5.018% due 02/25/2035	59	47

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	12	9

Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	1,664
5.387% due 03/12/2044	200	154
5.881% due 06/11/2049	1,900	1,374

Structured Asset Securities Corp.
0.572% due 05/25/2036	8	7
4.863% due 10/25/2035	11	7

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	2	2

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	1,800	1,403

WaMu Mortgage Pass-Through Certificates
1.162% due 12/25/2027	44	31
2.363% due 01/25/2047	73	27
3.955% due 09/25/2046	7	3
3.955% due 10/25/2046	17	7

Total Mortgage-Backed Securities (Cost $28,865)		26,080

ASSET-BACKED SECURITIES 5.9%

Access Group, Inc.
2.459% due 10/27/2025	2,073	1,907

Accredited Mortgage Loan Trust
0.642% due 04/25/2036	2	2

ACE Securities Corp.
0.582% due 10/25/2036	7	5
0.602% due 10/25/2036	2	2

American Express Credit Account Master Trust
1.056% due 02/15/2012	4	4
1.956% due 11/15/2016	4,700	4,143

Asset-Backed Funding Certificates
0.582% due 10/25/2036	1	1

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	1	1
0.797% due 09/25/2034	1	1

BA Credit Card Trust
0.596% due 11/17/2014	600	529

Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036	14	12
0.612% due 06/25/2047	48	38

See Accompanying Notes	Annual Report	March 31, 2009	69

Schedule of Investments  Small Cap StocksPLUS® TR Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

BNC Mortgage Loan Trust
0.622% due 05/25/2037	$61	$45

Chase Issuance Trust
0.546% due 07/15/2011	5,225	5,212
1.006% due 01/15/2012	200	197
1.306% due 08/17/2015	300	266
2.820% due 09/15/2015	3,800	3,482

Citigroup Mortgage Loan Trust, Inc.
0.582% due 07/25/2045	127	90
0.632% due 08/25/2036	63	56

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	24	22
0.572% due 03/25/2047	2	2
0.572% due 05/25/2047	14	13
0.582% due 03/25/2037	2	2
0.602% due 10/25/2047	94	83
0.612% due 06/25/2037	1,255	1,078
0.632% due 10/25/2046	2	2
0.702% due 09/25/2036	187	130

Credit-Based Asset Servicing & Securitization LLC
0.642% due 07/25/2037	59	46

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 10/25/2036	25	23
0.572% due 11/25/2036	9	8
0.582% due 06/25/2036	1	1

Ford Credit Auto Owner Trust
1.156% due 07/15/2010	48	47

Fremont Home Loan Trust
0.592% due 02/25/2037	1	1

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036	3	3

GSAMP Trust
0.592% due 09/25/2036	3	3
0.592% due 12/25/2036	45	33

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	13	12
0.815% due 01/20/2035	30	21

Honda Auto Receivables Owner Trust
3.770% due 09/20/2010	630	633

Indymac Residential Asset-Backed Trust
0.602% due 07/25/2037	38	33
0.652% due 04/25/2047	115	103

JPMorgan Mortgage Acquisition Corp.
0.572% due 07/25/2036	657	607
0.572% due 10/25/2036	76	67
0.572% due 05/25/2037	2,443	2,051
0.582% due 03/25/2047	55	42
0.602% due 03/25/2037	142	120

Lehman XS Trust
0.592% due 05/25/2046	2	2
0.602% due 11/25/2046	10	9
0.642% due 11/25/2036	1	1

Long Beach Mortgage Loan Trust
0.582% due 10/25/2036	5	5

MASTR Asset-Backed Securities Trust
0.602% due 05/25/2037	42	36

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	35	35

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	7	6
0.572% due 07/25/2036	22	15
0.572% due 09/25/2036	5	5
0.572% due 11/25/2036	26	24
0.582% due 05/25/2037	104	83

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	8	7

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037		$27	$24

Option One Mortgage Loan Trust
0.562% due 02/25/2037		3	3
0.582% due 07/25/2037		111	91

Park Place Securities, Inc.
0.834% due 10/25/2034		7	5

Popular ABS Mortgage Pass-Through Trust
0.612% due 01/25/2037		559	486

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036		4	4

Residential Asset Securities Corp.
0.592% due 11/25/2036		4	4
0.592% due 02/25/2037		38	33

Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037		13	13

Saxon Asset Securities Trust
0.582% due 10/25/2046		2	2

SBI HELOC Trust
0.692% due 08/25/2036		5	5

SLM Student Loan Trust
1.139% due 04/25/2014		44	44
1.159% due 10/25/2016		46	46
1.169% due 10/26/2015		9	9
1.659% due 10/25/2017		2,500	2,413
1.839% due 07/25/2013		184	183

Soundview Home Equity Loan Trust
0.582% due 11/25/2036		28	23
0.602% due 06/25/2037		55	41

South Carolina Student Loan Corp.
1.761% due 09/02/2014		146	145
1.811% due 03/01/2018		500	484
2.011% due 03/02/2020		700	652
2.261% due 09/03/2024		600	548

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		6	5

Structured Asset Securities Corp.
0.572% due 10/25/2036		8	7

Wells Fargo Home Equity Trust
0.622% due 03/25/2037		26	23

Total Asset-Backed Securities (Cost $27,977)			26,700

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
1.351% due 06/01/2009		100	100

Korea Development Bank
1.565% due 04/03/2010		100	97
4.625% due 09/16/2010		3,300	3,249

Mexico Government International Bond
5.950% due 03/19/2019		400	392

Total Sovereign Issues (Cost $3,896)			3,838

FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%

Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	136

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	4,300	1,111

Countrywide Financial Corp.
2.288% due 11/23/2010	EUR	3,800	4,601

General Electric Capital Corp.
5.500% due 09/15/2067		300	165

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

KeyBank N.A.
2.214% due 11/05/2009	EUR	4,200	$5,164

KeyCorp
2.088% due 11/22/2010		2,900	3,388

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		4,000	3,646

Morgan Stanley
2.165% due 03/01/2013		1,700	1,731

Total Foreign Currency-Denominated Issues (Cost $22,372)			19,942

		SHARES
CONVERTIBLE PREFERRED STOCKS 2.1%

American International Group, Inc.
8.500% due 08/01/2011		2,300	12

Bank of America Corp.
7.250% due 12/31/2049		4,200	1,783

Wells Fargo & Co.
7.500% due 12/31/2049		15,900	7,616

Total Convertible Preferred Stocks (Cost $13,232)			9,411

PREFERRED STOCKS 0.0%

DG Funding Trust
2.717% due 12/31/2049		2	20

Total Preferred Stocks (Cost $21)			20

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS 1.2%

State Street Bank and Trust Co.
0.080% due 04/01/2009		$5,510	5,510

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $5,624. Repurchase proceeds are $5,510.)

U.S. TREASURY BILLS 0.6%
0.119% due 04/02/2009 - 06/11/2009 (b)(e)		2,780	2,780

Total Short-Term Instruments (Cost $8,290)			8,290

PURCHASED OPTIONS (i) 0.0%
(Cost $103)			112

Total Investments 153.5% (Cost $706,667)			$694,225

Written Options (j) (0.0%) (Premiums $667)			(133)

Other Assets and Liabilities (Net) (53.5%)			(241,871)

Net Assets 100.0%			$452,221

70	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Small Cap StocksPLUS® TR Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $2,780 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $93,575 at a weighted average interest rate of 1.922%. On March 31, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $38,991 and cash of $35,995 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	4	$54
90-Day Eurodollar December Futures	Long	12/2009	16	87
90-Day Eurodollar June Futures	Long	06/2009	290	1,665
90-Day Eurodollar June Futures	Long	06/2010	4	25
90-Day Eurodollar March Futures	Long	03/2010	13	77
90-Day Eurodollar September Futures	Long	09/2009	29	176
90-Day Eurodollar September Futures	Long	09/2010	4	26
E-mini Russell 2000 Index June Futures	Long	06/2009	8,523	26,945
S&P 500 Index June Futures	Short	06/2009	2	(20)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	59	186
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	37

				$29,258

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	5.000%	12/20/2013	21.481%	$900	$(334)	$(81)	$(253)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	1.340%	1,000	23	0	23
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	300	(136)	0	(136)
CIT Group, Inc.	MSC	5.650%	03/20/2013	12.341%	100	(17)	0	(17)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	100	(15)	0	(15)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	7.440%	1,800	(182)	0	(182)
General Electric Capital Corp.	BCLY	4.500%	12/20/2013	7.440%	2,300	(225)	0	(225)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	7.440%	1,700	(154)	0	(154)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	300	(31)	0	(31)
General Electric Capital Corp.	CITI	4.850%	12/20/2013	7.440%	900	(77)	0	(77)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	900	(80)	0	(80)
General Motors Corp.	DUB	7.700%	03/20/2013	102.374%	100	(79)	0	(79)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	300	(246)	(53)	(193)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	1,000	(369)	(135)	(234)
SLM Corp.	CITI	5.600%	09/20/2009	42.889%	1,500	(225)	0	(225)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	1,900	(702)	(271)	(431)

						$(2,849)	$(540)	$(2,309)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$97	$0	$0	$0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	195	(2)	0	(2)

					$(2)	$0	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Annual Report	March 31, 2009	71

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	100	$2	$0	$2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	0	0	0
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(2)	0	(2)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	1	(1)	2
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	3	0	3
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	700	19	2	17
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$3,000	83	(5)	88
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,300	33	2	31
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,100	55	40	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,200	60	38	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,100	55	25	30
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	300	2	2	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	104	(13)	117
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	100	1	(3)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	1	(2)	3
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	10	(2)	12
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	40	0	40
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	45	0	45
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		500	75	0	75

							$585	$83	$502

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	46,060	1-Month USD-LIBOR less 1.600%	$77,601	10/15/2009	MLP	$7,421

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$76.000	05/22/2009	59	$1	$1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	66.000	05/22/2009	56	0	1
Put - NYBEX Mini Russell 2000 Index June Futures	150.000	04/17/2009	1,500	41	15
Put - NYBEX Mini Russell 2000 Index June Futures	160.000	04/17/2009	500	11	5

				$53	$22

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$19
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	8	26
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	23

							$25	$90

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$80.000	05/05/2009	$12,000	$1	$0
Put - OTC Fannie Mae 5.500% due 06/01/2039	93.000	06/04/2009	120,000	14	0
Put - OTC Fannie Mae 6.000% due 05/01/2039	90.000	05/05/2009	4,000	0	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	92.000	06/04/2009	30,000	4	0
Put - OTC Freddie Mac 6.000% due 05/01/2039	90.000	05/05/2009	900	0	0
Put - OTC Ginnie Mae 5.000% due 05/01/2039	80.000	05/12/2009	900	0	0
Put - OTC U.S. Treasury Bond 8.750% due 08/15/2020	84.000	06/12/2009	47,900	6	0

				$25	$0

72	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	6	$4	$4
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	174	43	42
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	165	61	35
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	15	10	11
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	39	12	4

				$130	$96

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	1,500	$17	$1
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,000	11	0
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,500	16	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		1,500	17	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$4,500	35	7
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		4,000	16	2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		5,500	25	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		3,000	16	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		3,000	14	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	10	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	19	3
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		6,000	29	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		6,000	27	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	10	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,500	7	2
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	15	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		7,000	7	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		7,000	55	0
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		11,000	12	1
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		11,000	87	1
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	10	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	11	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		11,500	42	4

								$524	$37

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$2,000	$13	$0

Transactionsin written call and put options for the period ended March 31, 2009:
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	22	$1,000	EUR	0	$37
Sales	884	105,300		8,000	1,015
Closing Buys	(507)	(10,300)		(2,500)	(385)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2009	399	$96,000	EUR	5,500	$667

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$900	$932	$932

See Accompanying Notes	Annual Report	March 31, 2009	73

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	11	04/2009	$0	$0	$0
Sell		BCLY	11	04/2009	0	0	0
Buy		HSBC	11	04/2009	0	0	0
Sell		HSBC	11	04/2009	0	0	0
Sell	BRL	HSBC	446	04/2009	7	0	7
Buy		JPM	594	04/2009	0	(8)	(8)
Sell		JPM	149	04/2009	2	0	2
Buy		BCLY	10	06/2009	0	0	0
Sell		BCLY	10	06/2009	0	0	0
Buy		HSBC	451	06/2009	0	(6)	(6)
Sell		HSBC	5	06/2009	0	0	0
Buy		JPM	149	06/2009	0	(2)	(2)
Sell		RBC	46	06/2009	5	0	5
Buy		RBS	26	06/2009	0	0	0
Sell		RBS	26	06/2009	0	0	0
Sell		UBS	265	06/2009	0	0	0
Buy	CAD	JPM	318	04/2009	0	(7)	(7)
Buy	CNY	BCLY	3,849	07/2009	0	(29)	(29)
Sell		BCLY	1,008	07/2009	0	(8)	(8)
Sell		CITI	5,564	07/2009	0	(18)	(18)
Buy		DUB	10,657	07/2009	0	(85)	(85)
Sell		DUB	4,438	07/2009	0	(16)	(16)
Buy		HSBC	3,642	07/2009	0	(25)	(25)
Sell		HSBC	5,082	07/2009	0	(17)	(17)
Buy		JPM	3,766	07/2009	0	(33)	(33)
Sell		JPM	5,821	07/2009	0	(23)	(23)
Buy		BCLY	1,799	09/2009	6	0	6
Sell		BCLY	554	09/2009	0	(2)	(2)
Buy		CITI	69	09/2009	0	0	0
Buy		DUB	138	09/2009	1	0	1
Buy		HSBC	139	09/2009	1	0	1
Sell		HSBC	638	09/2009	0	(3)	(3)
Sell		JPM	954	09/2009	0	(4)	(4)
Buy		BCLY	878	03/2010	0	(1)	(1)
Buy		HSBC	880	03/2010	0	(1)	(1)
Buy		JPM	5,363	03/2010	0	(6)	(6)
Buy	EUR	BCLY	749	04/2009	0	(20)	(20)
Sell		HSBC	15,003	04/2009	0	(986)	(986)
Sell	GBP	BCLY	746	04/2009	29	0	29
Sell		DUB	202	04/2009	3	0	3
Sell		MSC	338	04/2009	4	0	4
Buy	INR	BCLY	2,510	04/2009	0	(1)	(1)
Sell		BCLY	1,686	04/2009	0	(1)	(1)
Buy		BOA	1,525	04/2009	0	0	0
Buy		CITI	1,500	04/2009	0	0	0
Buy		DUB	1,008	04/2009	0	0	0
Sell		DUB	1,459	04/2009	0	(1)	(1)
Buy		HSBC	2,001	04/2009	0	(1)	(1)
Sell		JPM	5,398	04/2009	0	(3)	(3)
Buy	JPY	RBS	23,535	05/2009	0	(1)	(1)
Buy	KWD	HSBC	2	04/2009	0	(1)	(1)
Sell		HSBC	2	04/2009	0	0	0
Buy	MYR	BCLY	35	04/2009	0	(1)	(1)
Sell		BCLY	23	04/2009	0	0	0
Buy		CITI	35	04/2009	0	0	0
Buy		HSBC	71	04/2009	0	(1)	(1)
Sell		JPM	119	04/2009	0	0	0
Buy	PHP	CITI	967	05/2009	0	0	0
Sell		DUB	1,452	05/2009	0	(2)	(2)
Buy		JPM	485	05/2009	0	0	0
Buy	RUB	JPM	1,351	05/2009	0	(17)	(17)
Sell		UBS	1,351	05/2009	16	0	16
Buy	SAR	HSBC	11	04/2009	0	0	0
Sell		HSBC	11	04/2009	0	0	0
Buy		JPM	11	04/2009	0	0	0
Sell		JPM	11	04/2009	0	0	0
Sell	SGD	BCLY	39	04/2009	0	0	0
Buy		CITI	73	04/2009	0	(2)	(2)
Sell		CITI	30	04/2009	0	0	0
Buy		DUB	44	04/2009	0	(1)	(1)
Buy		HSBC	15	04/2009	0	0	0
Sell		HSBC	83	04/2009	0	0	0

74	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SGD	JPM	14	04/2009	$0	$0	$0
Buy		RBS	19	04/2009	0	(1)	(1)
Buy		UBS	15	04/2009	0	0	0
Buy		HSBC	29	07/2009	0	(1)	(1)
Sell		HSBC	29	07/2009	0	0	0

					$74	$(1,335)	$(1,261)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$9,664	$684,561	$0	$694,225
Short Sales, at value	0	(932)	0	(932)
Other Financial Instruments ++	29,258	4,353	(135)	33,476

Total	$38,922	$687,982	$(135)	$726,769

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$22	$(2)	$0	$0	$(10)	$(10)	$0
Other Financial Instruments ++	(41)	0	0	0	(92)	(2)	(135)

Total	$(19)	$(2)	$0	$0	$(102)	$(12)	$(135)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	75

Schedule of Investments  StocksPLUS® Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 10.5%

Short-Term Floating NAV Portfolio	2,500,116	$25,014

Total PIMCO Funds (Cost $25,013)		25,014

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

Sensata Technologies BV
2.934% due 04/27/2013	$2,450	1,058

Total Bank Loan Obligations (Cost $2,452)		1,058

CORPORATE BONDS & NOTES 38.9%

BANKING & FINANCE 24.2%

American Express Credit Corp.
0.677% due 12/02/2010 (e)	500	450

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	1,100	952

Bank of America Corp.
8.000% due 12/29/2049	6,000	2,406

Bank of America N.A.
1.600% due 06/15/2016	2,300	1,461

Bear Stearns Cos. LLC
1.262% due 10/22/2010 (e)	2,400	2,348
1.366% due 05/18/2010 (e)	4,800	4,729
1.448% due 08/15/2011 (e)	1,300	1,202

Capital One Financial Corp.
1.572% due 09/10/2009 (e)	1,800	1,744

CIT Group, Inc.
1.481% due 02/13/2012 (e)	500	307
12.000% due 12/18/2018 (e)	300	174

Citigroup, Inc.
6.125% due 11/21/2017 (e)	1,100	956

Comerica Bank
0.612% due 06/30/2010	4,100	3,699
1.341% due 05/10/2010 (e)	1,400	1,279

Deutsche Bank AG
1.538% due 02/17/2015	1,700	1,216

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	86
7.375% due 10/28/2009	600	538
7.875% due 06/15/2010	200	165

General Electric Capital Corp.
1.472% due 10/06/2010 (e)	500	458

HSBC Finance Corp.
1.691% due 06/01/2016	3,400	1,860

International Lease Finance Corp.
4.875% due 09/01/2010 (e)	500	365
4.950% due 02/01/2011 (e)	6,000	3,966
5.625% due 09/15/2010 (e)	300	222

JPMorgan Chase & Co.
1.281% due 05/07/2010	2,800	2,742

KeyCorp
0.621% due 05/26/2009 (e)	1,300	1,293

Lehman Brothers Holdings, Inc.
2.911% due 08/21/2009 (a)	1,500	188
2.951% due 05/25/2010 (a)	9,500	1,188
3.011% due 12/23/2010 (a)	2,500	312
3.052% due 11/10/2009 (a)	1,300	162

Marshall & Ilsley Corp.
5.626% due 08/17/2009 (e)	900	876

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010 (e)	$200	$188

Metropolitan Life Global Funding I
1.278% due 05/17/2010	3,700	3,494

Morgan Stanley
1.184% due 01/15/2010 (e)	1,400	1,347
1.392% due 01/18/2011	3,300	2,980

Residential Capital LLC
4.351% due 05/22/2009	2,300	2,035

Sun Life Financial Global Funding LP
1.619% due 07/06/2011 (e)	1,000	888

VTB Capital S.A.
2.870% due 11/02/2009	3,100	2,957

Wachovia Corp.
1.224% due 10/15/2011 (e)	5,700	5,057
1.514% due 10/28/2015 (e)	2,000	1,333

Wells Fargo & Co.
7.980% due 02/28/2049	300	141

		57,764

INDUSTRIALS 14.0%

BP AMI Leasing, Inc.
1.236% due 06/26/2009	3,900	3,901

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	616

Daimler Finance North America LLC
5.750% due 09/08/2011 (e)	1,400	1,324
7.300% due 01/15/2012	3,000	2,878

Home Depot, Inc.
1.445% due 12/16/2009 (e)	1,300	1,276

Hospira, Inc.
1.712% due 03/30/2010 (e)	2,400	2,239

International Business Machines Corp.
1.764% due 07/28/2011 (e)	4,000	3,944

Pemex Project Funding Master Trust
1.864% due 12/03/2012	3,600	3,051

Reynolds American, Inc.
2.020% due 06/15/2011	2,800	2,522

Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,800	2,801

Time Warner, Inc.
1.461% due 11/13/2009 (e)	3,900	3,828

UnitedHealth Group, Inc.
2.541% due 02/07/2011	5,200	5,008

		33,388

UTILITIES 0.7%

NiSource Finance Corp.
1.821% due 11/23/2009	600	572

Telecom Italia Capital S.A.
1.650% due 02/01/2011	1,300	1,128

		1,700

Total Corporate Bonds & Notes (Cost $116,922)		92,852

U.S. GOVERNMENT AGENCIES 90.4%

Fannie Mae
0.642% due 03/25/2034 (e)	1,089	971
0.922% due 05/25/2031 (e)	2,900	2,809
1.750% due 03/23/2011	33,700	33,940
3.022% due 07/01/2044 (e)	327	324

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.770% due 11/01/2035 (e)	$747	$764
4.007% due 04/01/2018 (e)	46	46
4.469% due 07/01/2028 (e)	37	37
4.483% due 11/01/2028 (e)	54	54
4.498% due 11/01/2028 (e)	60	60
4.507% due 04/01/2028 (e)	35	35
4.525% due 11/01/2027 (e)	40	40
4.731% due 04/01/2035 (e)	5,366	5,474
4.891% due 02/01/2027	5	5
4.997% due 12/01/2023	3	3
5.000% due 02/25/2017 - 04/01/2039	15,122	15,600
5.000% due 12/01/2019 - 06/01/2037 (f)	7,166	7,453
5.000% due 04/01/2020 - 04/01/2037 (e)	17,955	18,663
5.000% due 09/01/2020 (e)(f)	53	55
5.072% due 12/01/2033 (e)	1,108	1,137
5.121% due 12/01/2036 (e)	1,502	1,524
5.149% due 05/01/2022	4	4
5.294% due 09/01/2034 (e)	1,441	1,439
5.500% due 09/01/2033 - 11/01/2038 (e)	38,297	39,817
5.500% due 09/01/2033 - 04/01/2038 (f)	2,329	2,425
5.500% due 03/01/2036 - 04/01/2039	6,063	6,293
5.691% due 08/01/2029 (e)	29	29
6.000% due 01/01/2017 - 10/01/2038 (e)	29,662	31,032
6.000% due 06/01/2017 (f)	708	745
6.000% due 10/01/2033 - 05/01/2039	20,005	20,846
7.000% due 02/01/2015 - 03/01/2015 (e)	784	819
7.500% due 09/01/2015 - 05/01/2016 (e)	591	622
8.000% due 03/01/2030 - 07/01/2031	44	48
8.000% due 05/01/2030 (e)	36	39
8.000% due 04/01/2031 (f)	57	62

Freddie Mac
0.906% due 12/15/2030 (e)	983	972
0.956% due 06/15/2018 (e)	363	357
3.023% due 02/25/2045 (e)	1,607	1,381
4.501% due 12/01/2022 (e)	34	35
4.697% due 06/01/2035 (e)	3,873	3,911
4.742% due 07/01/2019 (e)	433	443
4.881% due 06/01/2022	15	15
5.000% due 07/15/2024 (e)	2,048	2,086
5.500% due 08/15/2030	17	17
5.500% due 10/01/2038 (e)	2,785	2,894
6.000% due 03/01/2016 - 01/01/2029	61	64
6.000% due 03/01/2016 - 08/01/2038 (e)	4,763	5,003
6.000% due 07/01/2033 - 10/01/2033 (f)	245	257
6.500% due 10/25/2043	1,979	2,073
8.500% due 04/01/2025 - 06/01/2025	23	26

Ginnie Mae
0.945% due 09/20/2030	3	3
4.125% due 12/20/2022 - 12/20/2027 (e)	350	352
4.625% due 07/20/2018 - 07/20/2027 (e)	1,594	1,606
4.625% due 08/20/2024 - 08/20/2026	20	20
5.375% due 02/20/2026 - 01/20/2028 (e)	718	732
5.375% due 06/20/2027 - 02/20/2028	35	36

76	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 04/20/2030 (f)	$161	$175

Total U.S. Government Agencies (Cost $211,648)		215,672

MORTGAGE-BACKED SECURITIES 12.2%

Bank Mart
4.567% due 03/01/2019 (j)	518	414

Bear Stearns Adjustable Rate Mortgage Trust
5.031% due 04/25/2033	539	456
5.108% due 11/25/2034	2,254	2,161
5.206% due 01/25/2034	1,494	1,013
5.320% due 02/25/2033	88	77
5.583% due 01/25/2034	82	72

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	533	264

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	1,752	1,109
5.733% due 12/26/2046	989	570

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	21	17

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	1,350	1,037

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	1,489	485
6.000% due 10/25/2033	968	935

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	381	289
4.510% due 06/25/2032	34	24
5.329% due 06/25/2032	10	8

Fund America Investors Corp. II
4.572% due 06/25/2023	11	10

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	1,281	1,027
0.792% due 11/25/2045	606	277

GSR Mortgage Loan Trust
0.872% due 01/25/2034	291	222

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	3,660	1,302

Impac CMB Trust
1.282% due 10/25/2033	66	45
1.522% due 07/25/2033	1,337	972

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	544	372

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	785	724

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	198	147

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	718	398

Morgan Stanley Capital I
0.617% due 10/15/2020	538	397

Prime Mortgage Trust
0.922% due 02/25/2019	99	95
0.922% due 02/25/2034	587	476

Resecuritization Mortgage Trust
0.771% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	432	391

Salomon Brothers Mortgage Securities VII, Inc.
5.107% due 12/25/2030	545	491

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	828	318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.806% due 07/19/2035	$1,504	$983
9.435% due 06/25/2029	667	724

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	2,398	1,656
0.646% due 09/15/2021	5,120	3,532

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	840	348
0.812% due 10/25/2045	469	193
2.633% due 02/25/2046	4,394	1,640
2.833% due 11/25/2042	196	120
3.033% due 06/25/2042	719	542
3.705% due 02/27/2034	1,749	1,398

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	1,992	1,364

Total Mortgage-Backed Securities (Cost $44,998)		29,096

ASSET-BACKED SECURITIES 8.6%

AFC Home Equity Loan Trust
1.072% due 06/25/2028	342	145

Bear Stearns Asset-Backed Securities Trust
0.612% due 06/25/2047	672	534

Chase Funding Mortgage Loan Asset-Backed Certificates
1.262% due 10/25/2032	229	192

Chase Issuance Trust
2.820% due 09/15/2015	5,200	4,764

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037	5,964	4,753
0.582% due 07/25/2045	6,598	4,689

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	290	138

First NLC Trust
0.592% due 08/25/2037	3,297	2,081

HFC Home Equity Loan Asset-Backed Certificates
0.815% due 01/20/2035	1,615	1,118

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	428	249

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	141	130
0.582% due 03/25/2047	1,319	1,007

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	50	20

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	305	279

Saxon Asset Securities Trust
0.582% due 10/25/2046	177	170

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	149	145

Total Asset-Backed Securities (Cost $26,744)		20,414

SOVEREIGN ISSUES 6.0%

Export-Import Bank of Korea
1.351% due 06/01/2009	2,400	2,396
1.478% due 11/16/2010	5,900	5,826
8.125% due 01/21/2014	3,100	3,209

Hydro Quebec
1.875% due 09/29/2049	1,200	876

Korea Development Bank
1.531% due 11/22/2012	2,200	1,994

Total Sovereign Issues (Cost $14,622)		14,301

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%

American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	$472

ASB Finance Ltd.
2.025% due 02/13/2012	EUR	2,400	2,904

SLM Corp.
1.850% due 12/15/2010		2,500	2,063

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	951

Wachovia Corp.
2.125% due 02/13/2014	EUR	700	750

Total Foreign Currency-Denominated Issues (Cost $7,825)			7,140

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.0%

American International Group, Inc.
8.500% due 08/01/2011		109,100	589

Wells Fargo & Co.
7.500% due 12/31/2049		3,500	1,676

Total Convertible Preferred Stocks (Cost $3,275)			2,265

PREFERRED STOCKS 3.8%

DG Funding Trust
2.717% due 12/31/2049		913	9,144

Total Preferred Stocks (Cost $9,564)			9,144

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.9%

REPURCHASE AGREEMENTS 0.7%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		$1,737	1,737

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $1,774. Repurchase proceeds are $1,737.)

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (d)		1,140	1,140

U.S. TREASURY BILLS 11.7%
0.112% due 04/02/2009 - 06/11/2009 (b)(d)		27,840	27,837

Total Short-Term Instruments (Cost $30,715)			30,714

PURCHASED OPTIONS (h) 0.4%
(Cost $217)			898

Total Investments 188.1% (Cost $493,995)			$448,568

Written Options (i) (0.0%) (Premiums $96)			(35)

Other Assets and Liabilities (Net) (88.1%)			(210,062)

Net Assets 100.0%			$238,471

See Accompanying Notes	Annual Report	March 31, 2009	77

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The StocksPLUS® Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $25,857 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $140,797 at a weighted average interest rate of 2.070%. On March 31, 2009, securities valued at $172,012 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $11,128 and cash of $9,365 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	62	$340
90-Day Eurodollar June Futures	Long	06/2009	203	1,095
90-Day Eurodollar March Futures	Long	03/2010	40	234
90-Day Eurodollar September Futures	Long	09/2009	99	584
E-mini S&P 500 Index June Futures	Long	06/2009	1,386	4,633
S&P 500 Index June Futures	Short	06/2009	50	(512)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	89
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	219	2,000
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	239

				$8,702

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	$1,400	$24	$0	$24

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	1.950%	03/20/2013	6.636%	$1,600	$(229)	$0	$(229)
American Express Co.	CITI	4.250%	12/20/2013	6.375%	800	(59)	0	(59)
American Express Co.	DUB	2.060%	03/20/2013	6.636%	800	(112)	0	(112)
American International Group, Inc.	BOA	0.910%	12/20/2012	23.398%	600	(265)	0	(265)
American International Group, Inc.	BOA	0.930%	12/20/2012	23.398%	1,000	(441)	0	(441)
American International Group, Inc.	RBS	0.780%	12/20/2012	23.398%	600	(266)	0	(266)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.844%	600	(58)	0	(58)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	3.844%	1,500	(153)	0	(153)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	3.844%	1,800	(179)	0	(179)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	3.844%	1,500	(152)	0	(152)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	1,300	(57)	0	(57)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	1,100	(215)	(275)	60
CIT Group, Inc.	JPM	5.750%	03/20/2013	12.341%	1,500	(252)	0	(252)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	1,600	(51)	(63)	12
General Electric Capital Corp.	BNP	0.770%	03/20/2013	7.751%	1,400	(290)	0	(290)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	7.440%	2,800	(264)	0	(264)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	600	(55)	0	(55)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	700	(80)	0	(80)
General Electric Capital Corp.	CITI	4.200%	12/20/2013	7.440%	1,300	(140)	0	(140)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	800	(83)	0	(83)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	7.440%	900	(96)	0	(96)
General Electric Capital Corp.	MSC	0.750%	03/20/2013	7.751%	2,300	(477)	0	(477)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	1,800	(1,465)	0	(1,465)
General Motors Corp.	DUB	5.000%	09/20/2009	164.218%	3,800	(1,975)	0	(1,975)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	1,400	(1,139)	0	(1,139)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	1,000	(814)	0	(814)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,000	(115)	0	(115)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	1,400	(163)	0	(163)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	1,000	(10)	0	(10)
MBIA, Inc.	BOA	2.800%	12/20/2012	34.161%	600	(318)	0	(318)
MBIA, Inc.	DUB	3.400%	12/20/2012	54.559%	600	(391)	0	(391)
MetLife, Inc.	JPM	1.700%	03/20/2013	8.943%	1,000	(208)	0	(208)
Mexico Government International Bond	BCLY	0.390%	01/20/2012	3.586%	5,000	(414)	0	(414)
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	1,000	13	0	13
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	3.650%	1,400	(186)	0	(186)

78	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	10.746%	$1,500	$(364)	$0	$(364)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	10.746%	900	(217)	0	(217)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	10.746%	2,500	(596)	0	(596)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	10.746%	1,600	(364)	0	(364)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	10.746%	600	(144)	0	(144)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	10.746%	600	(137)	0	(137)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	1,400	(557)	0	(557)
SLM Corp.	BOA	5.025%	03/20/2013	27.118%	1,300	(475)	0	(475)
SLM Corp.	JPM	4.550%	03/20/2010	42.889%	600	(161)	0	(161)
SLM Corp.	JPM	4.930%	03/20/2013	27.118%	1,500	(550)	0	(550)
SLM Corp.	MLP	4.600%	03/20/2010	42.889%	800	(215)	0	(215)
Wachovia Corp.	RBS	1.700%	03/20/2013	3.028%	500	(23)	0	(23)

						$(14,962)	$(338)	$(14,624)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,877	$(602)	$0	$(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,170	(143)	0	(143)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,889	2	0	2
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	(2)	0	(2)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	(5)	0	(5)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(756)	$0	$(756)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$107	$0	$107
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,200	25	1	24
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		700	15	0	15
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	6	0	6
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	(5)	0	(5)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	0	0	0
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	26	3	23
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	26	2	24
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(16)	(33)	17
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	10	1	9
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$33,900	1,114	(333)	1,447
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		58,700	1,929	(174)	2,103
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,500	56	(128)	184
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		3,200	119	(60)	179
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		600	22	(7)	29
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	19,700	238	(377)	615
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	82	(17)	99
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		100	13	0	13
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$5,900	(977)	(829)	(148)

							$2,842	$(1,951)	$4,793

See Accompanying Notes	Annual Report	March 31, 2009	79

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	S&P 500 Index	44,836	3-Month USD-LIBOR less 0.300%	$57,971	09/30/2009	MLP	$0
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less 0.070%	139,681	01/29/2010	MLP	(8,038)

							$(8,038)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,300	$14	$49
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	11
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	45
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	572
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	98
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	28	123

							$217	$898

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	10	$4	$1
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	113	35	25

				$39	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$1,000	$7	$1
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	7	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	8	1

							$57	$9

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$79,600	$2,119
Sales	7,940	15,300	4,126
Closing Buys	(3,784)	(84,400)	(4,353)
Expirations	(3,254)	0	(1,391)
Exercised	(779)	0	(405)

Balance at 03/31/2009	123	$10,500	$96

(j)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$519	$414	0.07%

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$10,000	$10,266	$10,380

80	PIMCO Funds	See Accompanying Notes

March 31, 2009

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	349	04/2009	$0	$(2)	$(2)
Sell		BCLY	349	04/2009	0	(1)	(1)
Buy		HSBC	350	04/2009	0	(2)	(2)
Sell		HSBC	350	04/2009	0	(1)	(1)
Sell	BRL	HSBC	194	04/2009	3	0	3
Buy		JPM	259	04/2009	0	(3)	(3)
Sell		JPM	65	04/2009	1	0	1
Sell		BCLY	48	06/2009	0	0	0
Buy		HSBC	194	06/2009	0	(3)	(3)
Sell		HSBC	24	06/2009	0	0	0
Buy		JPM	65	06/2009	0	(1)	(1)
Buy		RBS	99	06/2009	1	0	1
Sell		RBS	99	06/2009	0	(1)	(1)
Buy		UBS	249	06/2009	0	0	0
Buy	CAD	JPM	139	04/2009	0	(3)	(3)
Buy	CNY	BCLY	4,705	07/2009	0	(37)	(37)
Sell		BCLY	26,255	07/2009	0	(47)	(47)
Sell		CITI	80	07/2009	0	(1)	(1)
Buy		DUB	14,422	07/2009	0	(115)	(115)
Sell		DUB	79	07/2009	0	(1)	(1)
Buy		HSBC	15,688	07/2009	32	(36)	(4)
Sell		HSBC	1,140	07/2009	0	(4)	(4)
Buy		JPM	2,711	07/2009	0	(24)	(24)
Sell		JPM	9,973	07/2009	0	(33)	(33)
Buy		BCLY	1,917	09/2009	4	0	4
Sell		BCLY	5,860	09/2009	0	(21)	(21)
Buy		CITI	1,249	09/2009	3	0	3
Sell		CITI	6,009	09/2009	0	(21)	(21)
Buy		DUB	5,543	09/2009	13	0	13
Buy		HSBC	2,496	09/2009	6	0	6
Sell		HSBC	147	09/2009	0	(1)	(1)
Buy		JPM	1,035	09/2009	2	0	2
Sell		JPM	224	09/2009	0	(1)	(1)
Buy		BCLY	382	03/2010	0	0	0
Buy		HSBC	382	03/2010	0	0	0
Buy		JPM	2,333	03/2010	0	(2)	(2)
Buy	EUR	BCLY	1,545	04/2009	0	(41)	(41)
Sell		HSBC	7,405	04/2009	0	(487)	(487)
Buy	GBP	BCLY	120	04/2009	0	(2)	(2)
Buy		CITI	369	04/2009	0	(14)	(14)
Buy		DUB	406	04/2009	0	(8)	(8)
Sell		DUB	1,279	04/2009	19	0	19
Buy		GSC	203	04/2009	0	(4)	(4)
Buy		MSC	403	04/2009	0	(14)	(14)
Sell		MSC	2,140	04/2009	25	0	25
Buy		UBS	364	04/2009	0	(15)	(15)
Buy	INR	BCLY	23,188	04/2009	0	(8)	(8)
Sell		BCLY	5,374	04/2009	0	(4)	(4)
Buy		BOA	15,246	04/2009	0	0	0
Buy		CITI	13,000	04/2009	0	(4)	(4)
Buy		DUB	13,104	04/2009	0	(2)	(2)
Sell		DUB	4,699	04/2009	0	(3)	(3)
Buy		HSBC	19,006	04/2009	0	(5)	(5)
Sell		JPM	73,471	04/2009	20	(11)	9
Sell	JPY	BNP	50,425	05/2009	9	0	9
Buy		RBS	10,212	05/2009	0	0	0
Sell		MSC	50,425	06/2009	8	0	8
Buy	KWD	HSBC	53	04/2009	0	(21)	(21)
Sell		HSBC	53	04/2009	5	0	5
Buy	MYR	BCLY	595	04/2009	0	(7)	(7)
Sell		BCLY	976	04/2009	0	(1)	(1)
Buy		BOA	491	04/2009	0	(5)	(5)
Buy		CITI	984	04/2009	0	(10)	(10)
Sell		CITI	477	04/2009	0	(1)	(1)
Buy		HSBC	1,141	04/2009	0	(7)	(7)
Sell		JPM	1,758	04/2009	0	(4)	(4)
Buy	NZD	JPM	9,740	04/2009	9	0	9
Buy	PHP	BCLY	1,502	05/2009	0	0	0
Buy		CITI	36,750	05/2009	2	(4)	(2)
Sell		DUB	49,406	05/2009	0	(78)	(78)
Buy		JPM	11,155	05/2009	0	0	0
Buy	RUB	JPM	38,409	05/2009	0	(484)	(484)

See Accompanying Notes	Annual Report	March 31, 2009	81

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	RUB	UBS	38,409	05/2009	$462	$0	$462
Buy	SAR	HSBC	359	04/2009	0	(1)	(1)
Sell		HSBC	359	04/2009	0	(1)	(1)
Buy		JPM	358	04/2009	0	(1)	(1)
Sell		JPM	358	04/2009	0	(1)	(1)
Sell	SGD	BCLY	307	04/2009	1	0	1
Buy		CITI	1,708	04/2009	0	(47)	(47)
Sell		CITI	300	04/2009	1	0	1
Buy		DUB	1,251	04/2009	0	(28)	(28)
Buy		HSBC	995	04/2009	1	(20)	(19)
Sell		HSBC	4,148	04/2009	57	0	57
Sell		JPM	161	04/2009	0	0	0
Buy		RBS	547	04/2009	0	(13)	(13)
Buy		UBS	414	04/2009	0	(8)	(8)
Buy		HSBC	492	07/2009	0	(17)	(17)
Sell		HSBC	492	07/2009	0	0	0

					$684	$(1,742)	$(1,058)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$27,279	$419,924	$1,365	$448,568
Short Sales, at value	0	(10,380)	0	(10,380)
Other Financial Instruments ++	8,702	(19,869)	175	(10,992)

Total	$35,981	$389,675	$1,540	$427,196

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$5,181	$(3,858)	$91	$0	$(49)	$0	$1,365
Other Financial Instruments ++	(860)	0	0	0	321	714	175

Total	$4,321	$(3,858)	$91	$0	$272	$714	$1,540

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

82	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 11.4%

Short-Term Floating NAV Portfolio	1,489,873	$14,906

Total PIMCO Funds (Cost $14,905)		14,906

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 1.1%

Daimler Finance North America LLC
4.560% due 08/03/2012	$1,970	1,062

Fresenius Medical Care Capital Trust
2.535% due 03/22/2013	12	11
2.607% due 03/31/2013	57	53
2.674% due 03/22/2013	58	54
2.841% due 03/22/2013	23	21
2.842% due 03/31/2013	214	199

Total Bank Loan Obligations (Cost $2,259)		1,400

CORPORATE BONDS & NOTES 38.7%

BANKING & FINANCE 26.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	291

American Express Bank FSB
5.500% due 04/16/2013	500	432
6.000% due 09/13/2017	1,000	844

American Express Centurion Bank
5.550% due 10/17/2012	400	356
6.000% due 09/13/2017	1,000	844

American Express Credit Corp.
5.875% due 05/02/2013	300	264

American General Finance Corp.
6.900% due 12/15/2017	900	316

American International Group, Inc.
5.050% due 10/01/2015	100	44
5.850% due 01/16/2018	2,300	902

Bank of America Corp.
1.568% due 08/15/2016	100	64

Barclays Bank PLC
5.450% due 09/12/2012	6,000	6,081
6.050% due 12/04/2017	600	473

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,600	1,561

BNP Paribas
5.186% due 06/29/2049	1,200	493

Calabash Re Ltd.
9.720% due 01/08/2010	700	676
12.220% due 01/08/2010	800	783

Citigroup Capital XXI
8.300% due 12/21/2057	3,200	1,544

Citigroup, Inc.
5.500% due 04/11/2013	1,200	1,056
6.000% due 08/15/2017	1,900	1,643
6.125% due 08/25/2036	1,200	647

Deutsche Bank AG
1.538% due 02/17/2015	800	572

DnB NOR Bank ASA
1.330% due 10/13/2009	600	593

Export-Import Bank of China
4.875% due 07/21/2015	100	103

General Electric Capital Corp.
1.602% due 10/06/2015	500	338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 01/14/2038	$500	$359

GMAC LLC
6.000% due 12/15/2011	100	56
6.875% due 08/28/2012	900	497

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	400	366
6.250% due 09/01/2017	1,200	1,114
6.750% due 10/01/2037 (f)	3,300	2,240

HSBC Finance Corp.
1.411% due 03/12/2010	1,000	886

JPMorgan Chase & Co.
6.000% due 01/15/2018	400	405

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,221

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	64

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	1,800	238

Merrill Lynch & Co., Inc.
1.501% due 06/05/2012	700	544
6.050% due 08/15/2012	1,200	1,031
6.875% due 04/25/2018	1,000	784

MetLife, Inc.
6.400% due 12/15/2036	300	126

Morgan Stanley
3.338% due 05/14/2010	700	682

National Australia Bank Ltd.
5.350% due 06/12/2013	400	388

Petroleum Export Ltd.
5.265% due 06/15/2011	57	48

Principal Life Income Funding Trusts
5.550% due 04/27/2015	500	474

Resona Bank Ltd.
5.850% due 09/29/2049	200	102

State Street Capital Trust IV
2.320% due 06/15/2037	100	39

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	698

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	84

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	100	87

UBS AG
5.750% due 04/25/2018	200	168
5.875% due 12/20/2017	400	345

USB Capital IX
6.189% due 04/15/2049	100	39

		34,005

INDUSTRIALS 10.7%

Anadarko Petroleum Corp.
1.720% due 09/15/2009	800	797

AstraZeneca PLC
5.900% due 09/15/2017	300	318
6.450% due 09/15/2037	200	209

CODELCO, Inc.
6.150% due 10/24/2036	100	93

International Business Machines Corp.
5.700% due 09/14/2017	5,800	6,022

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,186

Kraft Foods, Inc.
6.125% due 02/01/2018	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Peabody Energy Corp.
7.875% due 11/01/2026	$100	$90

Philip Morris International, Inc.
6.375% due 05/16/2038	200	195

President and Fellows of Harvard College
6.000% due 01/15/2019	400	431
6.500% due 01/15/2039	1,900	2,130

Rohm & Haas Co.
6.000% due 09/15/2017	400	333

Time Warner, Inc.
1.461% due 11/13/2009	600	589

Union Pacific Corp.
5.700% due 08/15/2018	800	763

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	293

		13,951

UTILITIES 1.9%

Enel Finance International S.A.
6.800% due 09/15/2037	2,200	1,815

Qwest Corp.
7.625% due 06/15/2015	500	453

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	230

		2,498

Total Corporate Bonds & Notes (Cost $59,036)		50,454

MUNICIPAL BONDS & NOTES 5.9%

CALIFORNIA 3.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	1,770

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	700	671

Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,425	1,328

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	290	182

		3,951

ILLINOIS 1.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	699

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	900	921

		1,620

MASSACHUSETTS 0.5%

Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	600	706

NEW YORK 0.5%

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	700	696

See Accompanying Notes	Annual Report	March 31, 2009	83

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 0.3%

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	$400	$382

WEST VIRGINIA 0.3%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	590	318

Total Municipal Bonds & Notes (Cost $8,699)		7,673

U.S. GOVERNMENT AGENCIES 112.4%

Fannie Mae
0.582% due 12/25/2036	270	241
0.872% due 03/25/2044	634	597
3.022% due 07/01/2044 (g)	102	101
4.020% due 08/01/2033 (g)	76	77
4.345% due 09/01/2033 (f)	671	687
4.405% due 05/01/2036	12	12
4.654% due 05/25/2035	80	82
4.889% due 06/01/2033 (f)	231	236
5.000% due 11/01/2017 - 09/01/2035	864	899
5.000% due 04/01/2019 - 06/01/2037 (f)	21,174	21,966
5.000% due 10/01/2023 - 07/01/2035 (g)	964	1,001
5.121% due 12/01/2036 (g)	52	53
5.271% due 01/01/2036 (f)	286	294
5.294% due 09/01/2034 (g)	58	58
5.500% due 01/01/2021 - 03/01/2036 (f)	45,949	47,840
5.500% due 11/01/2022 - 05/01/2039	1,062	1,100
6.000% due 02/01/2036 - 10/01/2038 (f)	10,140	10,608
6.000% due 04/01/2039 - 05/01/2039	48,000	50,101
6.500% due 10/01/2035 - 05/01/2038 (f)	2,517	2,654
6.500% due 04/01/2039	6,000	6,318
7.000% due 09/01/2013	6	6

Freddie Mac
2.820% due 03/01/2034 (f)	317	315
3.023% due 02/25/2045	55	48
4.669% due 02/01/2024	19	19
5.500% due 08/15/2030	2	2
8.000% due 01/01/2017	19	21

Ginnie Mae
5.375% due 03/20/2027	3	3
6.000% due 05/15/2033 - 04/15/2034	35	37
8.000% due 02/15/2030	2	2

Small Business Administration
5.520% due 06/01/2024	1,094	1,193

Total U.S. Government Agencies (Cost $142,630)		146,571

U.S. TREASURY OBLIGATIONS 7.1%

Treasury Inflation Protected Securities (c)
2.000% due 04/15/2012	4,373	4,508
2.000% due 07/15/2014	898	930
3.000% due 07/15/2012	2,344	2,500

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	1,300	1,289

Total U.S. Treasury Obligations (Cost $9,014)		9,227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 9.7%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	$235	$131

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	400	298

Banc of America Funding Corp.
4.110% due 05/25/2035	420	302
6.106% due 01/20/2047	469	221

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	34	33

Bear Stearns Adjustable Rate Mortgage Trust
5.031% due 04/25/2033	5	4
5.206% due 01/25/2034	104	71
5.583% due 01/25/2034	5	5

Bear Stearns Alt-A Trust
5.364% due 05/25/2035	899	485
5.491% due 09/25/2035	194	96

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	141	106

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	140

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	470	153
6.000% due 10/25/2033	88	85

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	1,037	733
5.250% due 02/20/2036	127	74

CS First Boston Mortgage Securities Corp.
4.462% due 05/25/2032	1	1

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	324	230

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	427	342
0.602% due 01/25/2047	522	447

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	75
5.444% due 03/10/2039	100	72

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	200	137

GSR Mortgage Loan Trust
4.465% due 06/25/2034	304	238
5.242% due 11/25/2035	633	407
6.000% due 03/25/2032	1	1

Impac CMB Trust
1.522% due 07/25/2033	61	45

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	883
5.882% due 02/15/2051	100	71

LB-UBS Commercial Mortgage Trust
5.858% due 07/15/2040	700	484

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	115

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	209	116
4.910% due 12/25/2032	14	11

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	164	110
4.848% due 01/25/2029	92	64

Prime Mortgage Trust
0.922% due 02/25/2019	11	11
0.922% due 02/25/2034	82	66

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	327	310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
5.528% due 08/25/2035	$207	$109

Structured Asset Mortgage Investments, Inc.
0.806% due 07/19/2035	467	305

Structured Asset Securities Corp.
4.863% due 10/25/2035	341	202

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	409	352

Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	63

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	100	41
1.162% due 12/25/2027	1,015	720
2.633% due 02/25/2046	345	129
2.833% due 11/25/2042	64	39
3.033% due 08/25/2042	43	29
3.705% due 02/27/2034	58	46

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	719	493
4.950% due 03/25/2036	552	349
4.992% due 10/25/2035	3,517	2,668

Total Mortgage-Backed Securities (Cost $18,205)		12,718

ASSET-BACKED SECURITIES 7.3%

Access Group, Inc.
2.459% due 10/27/2025	1,481	1,362

ACE Securities Corp.
0.572% due 12/25/2036	107	94

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	18	7

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	29	28

Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036	138	119

Chase Issuance Trust
2.820% due 09/15/2015	2,200	2,016

Countrywide Asset-Backed Certificates
0.572% due 05/25/2047	181	164
0.602% due 06/25/2037	273	243
1.002% due 12/25/2031	71	37

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	14	7

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	410	365
0.572% due 12/25/2036	67	66
0.592% due 12/25/2037	928	851

Fremont Home Loan Trust
0.572% due 10/25/2036	814	739
0.582% due 01/25/2037	250	213

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	116	112

JPMorgan Mortgage Acquisition Corp.
0.572% due 07/25/2036	319	294

Lehman XS Trust
0.592% due 05/25/2046	24	24

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	539	496
0.802% due 10/25/2034	12	5

MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	205	189

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036	306	289

84	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
0.572% due 10/25/2036		$80	$70

Nationstar Home Equity Loan Trust
0.642% due 04/25/2037		1,168	1,044

Residential Asset Mortgage Products, Inc.
0.622% due 08/25/2046		770	719

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		46	45

Total Asset-Backed Securities (Cost $10,550)			9,598

SOVEREIGN ISSUES 0.1%

China Development Bank Corp.
5.000% due 10/15/2015		100	104

Mexico Government International Bond
5.950% due 03/19/2019		100	98

Total Sovereign Issues (Cost $199)			202

FOREIGN CURRENCY-DENOMINATED ISSUES 1.8%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	119

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	1,103

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
2.201% due 08/01/2011	EUR	1,000	$1,194

Total Foreign Currency-Denominated Issues (Cost $4,013)			2,416

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		21,600	117

Total Convertible Preferred Stocks (Cost $1,620)			117

PREFERRED STOCKS 1.7%

DG Funding Trust
2.717% due 12/31/2049		217	2,173

Total Preferred Stocks (Cost $2,294)			2,173

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.1%

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.320% due 04/20/2009		$100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.9%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,190	$1,190

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,214. Repurchase proceeds are $1,190.)

U.S. TREASURY BILLS 9.1%
0.149% due 04/02/2009 - 06/11/2009 (b)(e)	11,840	11,839

Total Short-Term Instruments (Cost $13,129)		13,129

PURCHASED OPTIONS (i) 2.6%
(Cost $914)		3,380

Total Investments 210.0% (Cost $287,467)		$273,964

Written Options (j) (0.0%) (Premiums $57)		(22)

Other Assets and Liabilities (Net) (110.0%)		(143,507)

Net Assets 100.0%		$130,435

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The StockPLUS® Total Return Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $8,679 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $178,312 at a weighted average interest rate of 2.268%. On March 31, 2009, securities valued at $88,337 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,067 and cash of $6,581 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	8	$109
90-Day Eurodollar December Futures	Long	12/2009	40	248
90-Day Eurodollar June Futures	Long	06/2009	155	883
90-Day Eurodollar June Futures	Long	06/2010	2	12
90-Day Eurodollar March Futures	Long	03/2010	37	235
90-Day Eurodollar September Futures	Long	09/2009	50	321
90-Day Eurodollar September Futures	Long	09/2010	2	13
E-mini S&P 500 Index June Futures	Long	06/2009	96	218
S&P 500 Index June Futures	Long	06/2009	273	5,547
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	32
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	55	501

				$8,119

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	$1,000	$21	$0	$21
CIT Group, Inc.	RBS	5.170%	03/20/2013	12.341%	400	(73)	0	(73)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	700	(102)	0	(102)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	700	(144)	0	(144)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	7.751%	1,400	(252)	0	(252)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	2,700	(2,212)	(479)	(1,733)

See Accompanying Notes	Annual Report	March 31, 2009	85

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	$400	$(313)	$0	$(313)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	400	(312)	0	(312)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	200	(163)	0	(163)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	500	(157)	0	(157)
JSC Gazprom	BCLY	1.600%	12/20/2012	7.619%	1,200	(210)	0	(210)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	100	(8)	0	(8)

						$(3,925)	$(479)	$(3,446)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,361	$1	$0	$1
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	389	(5)	0	(5)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	681	(9)	0	(9)

					$(13)	$0	$(13)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$51	$0	$51
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	(2)	0	(2)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	5	(1)	6
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	5	(1)	6
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	22	2	20
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	10	1	9
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(22)	(45)	23
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	19	0	19
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	23	(10)	33
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	3	0	3
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	10	1	9
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	500	16	(2)	18
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		14,600	401	47	354
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	75	(7)	82
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,700	102	(9)	111
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	18	1	17
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		600	30	22	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		1,200	59	45	14
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,200	60	38	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		900	45	20	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,200	(327)	15	(342)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(82)	(3)	(79)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	26	(60)	86

86	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		$900	$(311)	$32	$(343)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,000	(345)	16	(361)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,000	(345)	(139)	(206)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	2,600	19	22	(3)
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		800	57	6	51
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	46	(6)	52
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	1,700	20	(52)	72
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	4	(7)	11
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	41	(78)	119
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	151	(26)	177
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	43	(6)	49
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	41	(8)	49
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		900	119	(2)	121
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	13	1	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		100	13	0	13
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100	15	0	15
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		300	45	0	45
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$700	(116)	(103)	(13)

							$150	$(291)	$441

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR less 0.070%	$74,074	01/29/2010	MLP	$(4,263)

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$85.000	05/22/2009	132	$1	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	416	8	6

				$9	$7

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$11,800	$126	$444
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,200	87	309
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,200	36	121
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,500	184	734
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	191
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	27,900	297	1,051
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,500	122	523

							$896	$3,373

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 04/01/2039	$107.000	04/06/2009	$6,300	$1	$0
Put - OTC Fannie Mae 5.500% due 04/01/2039	81.000	04/06/2009	17,500	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	93.000	06/04/2009	47,000	5	0
Put - OTC Fannie Mae 6.500% due 04/01/2039	87.000	04/06/2009	4,800	1	0
Put - OTC Fannie Mae 6.500% due 06/01/2039	96.000	06/04/2009	1,200	0	0

				$9	$0

See Accompanying Notes	Annual Report	March 31, 2009	87

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	1	$1	$1
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	28	7	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	26	10	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	3	2	2
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	5	1	0

				$21	$16

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$1,500	$11	$2
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,500	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	0
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,000	4	0

							$36	$6

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	227	$64,900	$1,521
Sales	3,593	35,000	2,590
Closing Buys	(11)	(86,100)	(1,905)
Expirations	(3,668)	(6,800)	(2,091)
Exercised	(78)	0	(58)

Balance at 03/31/2009	63	$7,000	$57

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2024	$12,600	$12,981	$13,066
Fannie Mae	5.500%	04/01/2039	43,400	44,526	45,048

				$57,507	$58,114

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	124	04/2009	$0	$(1)	$(1)
Sell		BCLY	124	04/2009	0	0	0
Buy		HSBC	124	04/2009	0	(1)	(1)
Sell		HSBC	124	04/2009	0	0	0
Buy	AUD	UBS	245	05/2009	0	(2)	(2)
Sell	BRL	HSBC	105	04/2009	2	0	2
Buy		JPM	140	04/2009	0	(2)	(2)
Sell		JPM	35	04/2009	1	0	1
Buy		BCLY	10	06/2009	0	0	0
Sell		BCLY	67	06/2009	0	(1)	(1)
Buy		HSBC	126	06/2009	0	(2)	(2)
Sell		HSBC	34	06/2009	0	0	0
Buy		JPM	35	06/2009	0	(1)	(1)
Sell		JPM	17	06/2009	0	0	0
Buy		MLP	17	06/2009	0	0	0
Sell		MLP	17	06/2009	0	0	0
Buy		RBC	1,969	06/2009	0	(199)	(199)
Buy		RBS	125	06/2009	1	0	1
Sell		RBS	125	06/2009	0	(1)	(1)
Sell		UBS	2,022	06/2009	0	(2)	(2)
Buy	CAD	JPM	75	04/2009	0	(2)	(2)

88	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	HSBC	64,260	05/2009	$12	$0	$12
Sell		HSBC	64,260	05/2009	0	(10)	(10)
Buy	CNY	BCLY	1,958	07/2009	0	(16)	(16)
Sell		CITI	377	07/2009	0	(1)	(1)
Buy		DUB	6,215	07/2009	0	(50)	(50)
Sell		DUB	12,285	07/2009	0	(39)	(39)
Buy		HSBC	3,088	07/2009	3	(14)	(11)
Sell		HSBC	377	07/2009	0	(1)	(1)
Buy		JPM	1,776	07/2009	0	(16)	(16)
Buy		BCLY	652	09/2009	1	0	1
Sell		BCLY	1,934	09/2009	0	(7)	(7)
Buy		CITI	486	09/2009	1	0	1
Sell		CITI	1,772	09/2009	0	(6)	(6)
Buy		DUB	2,079	09/2009	5	0	5
Buy		HSBC	832	09/2009	2	0	2
Sell		HSBC	273	09/2009	0	(1)	(1)
Buy		JPM	345	09/2009	1	0	1
Sell		JPM	414	09/2009	0	(2)	(2)
Buy		BCLY	206	03/2010	0	0	0
Buy		HSBC	206	03/2010	0	0	0
Buy		JPM	1,265	03/2010	0	(2)	(2)
Buy	EUR	BCLY	352	04/2009	0	(9)	(9)
Sell		HSBC	2,250	04/2009	0	(148)	(148)
Buy	GBP	CITI	91	04/2009	0	(4)	(4)
Buy		DUB	99	04/2009	0	(2)	(2)
Sell		DUB	651	04/2009	10	0	10
Buy		GSC	50	04/2009	0	(1)	(1)
Buy		MSC	99	04/2009	0	(3)	(3)
Sell		MSC	1,090	04/2009	13	0	13
Buy		UBS	285	04/2009	0	(12)	(12)
Buy	INR	BCLY	11,915	04/2009	0	(4)	(4)
Buy		BOA	7,623	04/2009	0	0	0
Buy		CITI	6,500	04/2009	0	(2)	(2)
Buy		DUB	6,552	04/2009	0	(1)	(1)
Sell		DUB	365	04/2009	0	0	0
Buy		HSBC	9,503	04/2009	0	(3)	(3)
Sell		JPM	41,728	04/2009	0	(32)	(32)
Buy	JPY	RBS	5,544	05/2009	0	0	0
Buy	KWD	HSBC	19	04/2009	0	(8)	(8)
Sell		HSBC	19	04/2009	2	0	2
Buy	MYR	BCLY	210	04/2009	0	(3)	(3)
Sell		BCLY	343	04/2009	0	0	0
Buy		BOA	175	04/2009	0	(2)	(2)
Buy		CITI	352	04/2009	0	(4)	(4)
Sell		CITI	168	04/2009	0	0	0
Buy		HSBC	392	04/2009	0	(2)	(2)
Sell		JPM	618	04/2009	0	(1)	(1)
Buy	PHP	BCLY	532	05/2009	0	0	0
Buy		CITI	13,539	05/2009	1	(2)	(1)
Sell		DUB	17,951	05/2009	0	(28)	(28)
Buy		JPM	3,880	05/2009	0	0	0
Buy	RUB	JPM	13,651	05/2009	0	(169)	(169)
Sell		UBS	13,651	05/2009	164	0	164
Buy	SAR	HSBC	127	04/2009	0	0	0
Sell		HSBC	127	04/2009	0	0	0
Buy		JPM	127	04/2009	0	0	0
Sell		JPM	127	04/2009	0	0	0
Sell	SGD	BCLY	95	04/2009	1	0	1
Buy		CITI	336	04/2009	0	(9)	(9)
Buy		DUB	337	04/2009	0	(9)	(9)
Buy		HSBC	336	04/2009	0	(9)	(9)
Sell		HSBC	1,092	04/2009	0	(2)	(2)
Buy		UBS	178	04/2009	0	(3)	(3)

					$220	$(851)	$(631)

See Accompanying Notes	Annual Report	March 31, 2009	89

Schedule of Investments StocksPLUS® Total Return Fund (Cont.)	March 31, 2009

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$15,023	$258,896	$45	$273,964
Short Sales, at value	0	(58,114)	0	(58,114)
Other Financial Instruments ++	8,119	(8,025)	91	185

Total	$23,142	$192,757	$136	$216,035

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$(22)	$0	$0	$1	$66	$45
Other Financial Instruments ++	(80)	0	0	0	199	(28)	91

Total	$(80)	$(22)	$0	$0	$200	$38	$136

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

90	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 4.1%

Short-Term Floating NAV Portfolio	500,316	$5,006

Total PIMCO Funds (Cost $5,006)		5,006

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 44.8%

BANKING & FINANCE 32.3%

American Express Centurion Bank
0.616% due 04/17/2009	$1,200	1,197

American Express Credit Corp.
0.648% due 10/04/2010	600	546

American International Group, Inc.
4.700% due 10/01/2010	1,700	967

ANZ National International Ltd.
1.281% due 08/07/2009	1,100	1,099

Bank of America Corp.
1.568% due 08/15/2016	100	64

Bank of Scotland PLC
1.182% due 07/17/2009	600	597
1.344% due 12/08/2010 (f)	3,000	2,767

Bear Stearns Cos. LLC
1.341% due 08/21/2009	200	199
1.448% due 08/15/2011	1,300	1,202
1.486% due 07/19/2010	300	296

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	70

Calabash Re Ltd.
9.720% due 01/08/2010	400	386

Citigroup Capital XXI
8.300% due 12/21/2057	500	236

Citigroup Funding, Inc.
0.523% due 04/23/2009	100	100
1.226% due 06/26/2009	200	198
2.291% due 05/07/2010	1,200	1,077

Citigroup, Inc.
1.262% due 12/28/2009	300	277
5.500% due 04/11/2013 (f)	1,200	1,056

Countrywide Home Loans, Inc.
6.250% due 04/15/2009 (f)	5,100	5,101

Deutsche Bank AG
1.538% due 02/17/2015	600	429

Ford Motor Credit Co. LLC
7.375% due 02/01/2011	600	454

Foundation Re II Ltd.
7.988% due 11/26/2010	400	384

General Electric Capital Corp.
1.212% due 01/20/2010	700	679

GMAC LLC
6.875% due 08/28/2012	600	332

Goldman Sachs Group, Inc.
1.455% due 07/23/2009	20	20

HSBC Bank USA N.A.
1.432% due 06/10/2009	300	298

HSBC Finance Corp.
1.192% due 10/21/2009	200	189

International Lease Finance Corp.
1.469% due 05/24/2010	900	644

JPMorgan Chase & Co.
1.625% due 10/02/2009	500	498

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

KeyCorp
0.621% due 05/26/2009	$2,700	$2,685

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	300	37
2.951% due 05/25/2010 (a)	3,300	412
3.005% due 07/18/2011 (a)	300	37
3.011% due 12/23/2010 (a)	200	25
3.052% due 11/10/2009 (a)	200	25
5.625% due 01/24/2013 (a)	300	38

Morgan Stanley
1.392% due 01/18/2011 (f)	1,700	1,535
1.648% due 01/09/2012	400	321
3.338% due 05/14/2010	1,200	1,169

National Australia Bank Ltd.
1.352% due 09/11/2009	400	400

Nationwide Life Global Funding I
1.446% due 05/19/2010 (f)	3,400	3,198

Protective Life Secured Trusts
0.693% due 11/09/2010 (f)	3,000	2,595

SLM Corp.
1.319% due 07/26/2010	100	71

Sun Life Financial Global Funding LP
1.738% due 07/06/2010 (f)	2,500	2,387

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	84

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	174

UBS AG
2.154% due 05/05/2010	1,400	1,397

USB Capital IX
6.189% due 04/15/2049	300	119

Wachovia Corp.
1.224% due 10/15/2011	200	177
1.360% due 08/01/2013	700	516

Wells Fargo & Co.
1.287% due 03/23/2010	800	779

		39,543

INDUSTRIALS 8.6%

Anadarko Petroleum Corp.
1.720% due 09/15/2009	500	498

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	308

CODELCO, Inc.
7.500% due 01/15/2019	300	342

Comcast Corp.
1.460% due 07/14/2009	400	398

Daimler Finance North America LLC
1.634% due 08/03/2009	300	298

Gaz Capital S.A.
6.212% due 11/22/2016	100	73

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010 (f)	4,800	4,811

Reynolds American, Inc.
2.020% due 06/15/2011	2,360	2,126

Roche Holdings, Inc.
3.249% due 02/25/2011	1,100	1,099

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009	500	498

Williams Cos., Inc.
6.375% due 10/01/2010	100	98

		10,549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 3.9%

Appalachian Power Co.
6.600% due 05/01/2009	$3,100	$3,105

EDF S.A.
5.500% due 01/26/2014	200	213
6.500% due 01/26/2019	200	206
6.950% due 01/26/2039	200	199

Telefonica Emisiones SAU
1.588% due 06/19/2009	1,000	997

		4,720

Total Corporate Bonds & Notes (Cost $61,031)		54,812

MUNICIPAL BONDS & NOTES 2.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	799

District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034	600	603

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	628

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	90	65

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	479

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	16

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	549

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	95	60

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	295	159

Total Municipal Bonds & Notes (Cost $4,310)		3,358

U.S. GOVERNMENT AGENCIES 49.7%

Fannie Mae
0.872% due 09/25/2042	174	158
3.770% due 11/01/2035 (g)	32	33
3.840% due 09/01/2035 (g)	130	129
3.977% due 12/01/2033 (g)	72	71
4.174% due 06/01/2034 (f)	535	542
4.464% due 03/01/2035	20	20
4.580% due 07/01/2035 (f)	126	129
4.679% due 10/01/2034	15	15
4.830% due 06/01/2035 (f)	249	254
4.968% due 06/01/2035 (f)	232	238
5.000% due 06/01/2035 - 05/01/2038	2,125	2,197
5.000% due 10/01/2035 - 10/01/2038 (f)	11,500	11,886
5.072% due 12/01/2033 (g)	41	42
5.500% due 11/01/2021 - 11/01/2037 (f)	4,178	4,350
5.500% due 02/01/2022 - 12/01/2035 (g)	354	369
5.500% due 11/01/2034 - 05/01/2039	4,029	4,180

See Accompanying Notes	Annual Report	March 31, 2009	91

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 10/01/2026 - 11/01/2038 (f)	$6,490	$6,798
6.000% due 05/01/2027 (f)(g)	673	706
6.000% due 05/01/2039	14,900	15,526
6.500% due 10/01/2037 (f)	919	969
6.500% due 04/01/2039	1,000	1,053

Freddie Mac
4.697% due 06/01/2035 (f)	339	342
4.810% due 11/01/2034 (f)	123	125
5.000% due 01/15/2024	6	6
5.500% due 02/01/2038 - 09/01/2038 (f)	6,207	6,448
6.000% due 08/01/2027 (f)	530	557
6.000% due 04/01/2039	2,600	2,718

Ginnie Mae
6.000% due 02/15/2036 - 08/15/2037 (g)	935	979

Small Business Administration
5.520% due 06/01/2024	17	18

Total U.S. Government Agencies (Cost $58,860)		60,858

U.S. TREASURY OBLIGATIONS 11.7%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2016	746	772
2.375% due 01/15/2017	1,885	2,008
2.375% due 01/15/2025	1,345	1,401
2.625% due 07/15/2017	715	779

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	1,300	1,289
8.750% due 08/15/2020	5,300	8,089

Total U.S. Treasury Obligations (Cost $13,887)		14,338

MORTGAGE-BACKED SECURITIES 10.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	34	19

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	2,900	1,976
5.740% due 05/10/2045	300	223

Banc of America Funding Corp.
4.003% due 06/25/2034	158	130
4.110% due 05/25/2035	60	43

Banc of America Mortgage Securities, Inc.
5.125% due 05/25/2033	194	148

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	120	113
4.760% due 12/25/2035	238	181
4.793% due 11/25/2034	119	87
5.108% due 11/25/2034	359	344

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	49	24

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	96	74
4.700% due 12/25/2035	70	53

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	300	211

Countrywide Alternative Loan Trust
0.802% due 02/25/2037	686	284
4.500% due 06/25/2035	164	152

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	432	306
4.785% due 11/25/2034	232	142
5.250% due 02/20/2036	63	37

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	34	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	$100	$72

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	100	69

GSR Mortgage Loan Trust
4.541% due 09/25/2035	186	138
5.242% due 11/25/2035	316	204

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	546	492
0.726% due 12/19/2036	1,563	549
0.776% due 05/19/2035	49	18

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,139
5.882% due 02/15/2051	100	71

JPMorgan Mortgage Trust
5.018% due 02/25/2035	117	93

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	68	68
5.858% due 07/15/2040	700	483

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	44	33

Mellon Residential Funding Corp.
0.996% due 12/15/2030	462	373
1.036% due 06/15/2030	6	5

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,004
5.485% due 03/12/2051	100	58

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	60	33
4.723% due 05/25/2033	163	129

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	164	110

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,189

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	113	44
4.931% due 02/25/2034	148	100
5.278% due 08/25/2034	215	137

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	64	24

Structured Asset Securities Corp.
0.572% due 05/25/2036	284	260

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	175	151

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	864	596
5.509% due 04/15/2047	100	63

WaMu Mortgage Pass-Through Certificates
2.833% due 11/25/2042	27	17
3.955% due 10/25/2046	630	247

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	332	227
4.950% due 03/25/2036	276	174

Total Mortgage-Backed Securities (Cost $17,884)		12,951

ASSET-BACKED SECURITIES 10.5%

ACE Securities Corp.
0.582% due 10/25/2036	122	89

American Express Credit Account Master Trust
1.056% due 02/15/2012	48	45

Asset-Backed Securities Corp. Home Equity
0.797% due 09/25/2034	72	48

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Issuance Trust
2.820% due 09/15/2015		$2,700	$2,474

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037		497	396

Countrywide Asset-Backed Certificates
0.572% due 03/25/2047		48	47
0.602% due 06/25/2037		312	278
1.002% due 12/25/2031		1	1

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		66	38

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036		27	24

Long Beach Mortgage Loan Trust
0.582% due 10/25/2036		267	256
0.802% due 10/25/2034		9	4

Massachusetts Educational Financing Authority
2.109% due 04/25/2038		3,407	2,878

Park Place Securities, Inc.
0.834% due 10/25/2034		312	236

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036		76	70

Residential Asset Securities Corp.
0.592% due 11/25/2036		50	48

SLM Student Loan Trust
1.149% due 10/27/2014		399	397
1.159% due 01/25/2018		16	16
1.659% due 10/25/2017		5,600	5,377

Structured Asset Securities Corp.
0.572% due 10/25/2036		126	110

Total Asset-Backed Securities (Cost $14,037)			12,832

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%

American International Group, Inc.
8.625% due 05/22/2038	GBP	100	14

Bear Stearns Cos. LLC
1.806% due 09/26/2013	EUR	600	698

CIT Group, Inc.
5.000% due 05/13/2014		200	137

General Electric Capital Corp.
5.500% due 09/15/2067		1,900	1,047

KeyCorp
2.088% due 11/22/2010		100	117

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	400	307

Total Foreign Currency-Denominated Issues (Cost $4,113)			2,320

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%

American International Group, Inc.
8.500% due 08/01/2011		5,700	31

Bank of America Corp.
7.250% due 12/31/2049		700	297

Wells Fargo & Co.
7.500% due 12/31/2049		2,000	958

Total Convertible Preferred Stocks (Cost $1,774)			1,286

92	PIMCO Funds	See Accompanying Notes

March 31, 2009

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%

DG Funding Trust
2.717% due 12/31/2049	85	$851

Total Preferred Stocks (Cost $904)		851

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.0%

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.274% due 04/20/2009	$100	100

REPURCHASE AGREEMENTS 5.0%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	1,000	1,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $1,021. Repurchase proceeds are $1,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Bank and Trust Co.
0.080% due 04/01/2009	$5,139	$5,139
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $5,242. Repurchase proceeds are $5,139.)

		6,139

U.S. TREASURY BILLS 2.9%
0.131% due 04/23/2009 - 06/11/2009 (b)(e)	3,560	3,560

Total Short-Term Instruments (Cost $9,799)		9,799

VALUE (000S)
PURCHASED OPTIONS (i) 1.2%
(Cost $426)	$1,450

Total Investments 147.0% (Cost $192,031)	$179,861

Written Options (j) (0 .1%) (Premiums $241)	(126)

Other Assets and Liabilities (Net) (46.9%)	(57,420)

Net Assets 100.0%	$122,315

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The StocksPLUS® TR Short Strategy Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $3,560 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $71,399 at a weighted average interest rate of 2.397%. On March 31, 2009, securities valued at $59,550 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,985 and cash of $20,702 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	8	$109
90-Day Eurodollar December Futures	Long	12/2009	70	394
90-Day Eurodollar June Futures	Long	06/2009	244	1,336
90-Day Eurodollar June Futures	Long	06/2010	3	19
90-Day Eurodollar March Futures	Long	03/2010	55	333
90-Day Eurodollar September Futures	Long	09/2009	160	931
90-Day Eurodollar September Futures	Long	09/2010	3	19
E-mini S&P 500 Index June Futures	Short	06/2009	1,409	(2,432)
S&P 500 Index June Futures	Short	06/2009	304	(2,962)
U.S. Treasury 5-Year Note June Futures	Long	06/2009	2	3
U.S. Treasury 10-Year Note June Futures	Long	06/2009	92	271
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	13
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	39	357

				$(1,609)

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
UBS Warburg LLC	BOA	(1.850%	)	12/20/2013	2.290%	EUR	300	$7	$0	$7
UBS Warburg LLC	CITI	(2.020%	)	03/20/2014	2.290%		300	4	0	4

								$11	$0	$11

See Accompanying Notes	Annual Report	March 31, 2009	93

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2013	21.481%	$500	$(186)	$(45)	$(141)
Brazil Government International Bond	MSC	1.950%	08/20/2016	3.391%	500	(42)	0	(42)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	7.751%	800	(144)	0	(144)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	100	(8)	0	(8)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	300	(235)	0	(235)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	300	(234)	0	(234)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	2,600	(2,130)	(461)	(1,669)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	100	(16)	0	(16)
JSC Gazprom	MSC	2.480%	02/20/2013	7.513%	1,000	(153)	0	(153)
Russia Government International Bond	BCLY	0.495%	08/20/2011	5.351%	500	(53)	0	(53)

						$(3,201)	$(506)	$(2,695)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,264	1	0	1
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	292	(4)	0	(4)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	(7)	0	(7)

					$(208)	$0	$(208)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$9	$0	$9
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	(1)	0	(1)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	5	(1)	6
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	5	(1)	6
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	8	1	7
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	4	0	4
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(9)	(18)	9
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	7	0	7
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	15	(7)	22
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	3	0	3
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	300	9	(1)	10
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		4,400	121	14	107
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	75	(7)	82
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,600	100	(8)	108
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	18	1	17

94	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$9,100	$299	$(90)	$389
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		8,600	283	(25)	308
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,100	55	40	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		800	40	25	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		600	29	13	16
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	26	(60)	86
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		6,800	253	(24)	277
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(138)	(41)	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,300	(451)	20	(471)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		100	(35)	2	(37)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	2,800	20	23	(3)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	69	(9)	78
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	600	7	(18)	25
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	2	(2)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	15	(27)	42
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		3,000	61	(11)	72
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	18	(3)	21
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	13	1	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,400	450	3	447
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		200	30	0	30
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		400	60	0	60
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$500	(83)	(74)	(9)

							$1,469	$(279)	$1,748

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index June Futures	$1,150.000	06/18/2009	336	$20	$38
Call - CME S&P 500 Index June Futures	1,300.000	06/18/2009	192	8	2
Call - CME S&P 500 Index June Futures	1,375.000	06/18/2009	250	7	7
Put - CBOT U.S. Treasury 5-Year Note June Futures	85.000	05/22/2009	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	80.000	05/22/2009	50	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	187	3	3

				$39	$51

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,900	$52	$185
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,500	37	132
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	100	335
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,400	80	317
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	95
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	93	335

							$384	$1,399

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2039	$86.000	06/04/2009	$2,800	$0	$0
Put - OTC Fannie Mae 6.000% due 05/01/2039	90.000	05/05/2009	12,000	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	93.000	06/04/2009	4,900	1	0
Put - OTC Fannie Mae 6.500% due 05/01/2039	92.000	05/05/2009	1,000	0	0
Put - OTC Freddie Mac 6.000% due 05/01/2039	90.000	05/05/2009	2,600	0	0

				$3	$0

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	255	$56	$61
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	252	84	54
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	3	2	2
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	8	2	1

				$144	$118

See Accompanying Notes	Annual Report	March 31, 2009	95

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	500	$6	$0
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$1,000	2	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	5	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	11	2
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,400	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,500	7	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		500	3	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		500	1	0
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	4	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	4	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	5	1
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	1	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	8	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,000	2	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,000	16	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,000	7	1

								$97	$8

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	218	$21,500	EUR	0	$653
Sales	875	33,300		500	849
Closing Buys	(575)	(34,900)		0	(1,261)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2009	518	$19,900	EUR	500	$241

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$1,200	$1,231	$1,246

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	57	04/2009	$0	$0	$0
Sell		BCLY	57	04/2009	0	0	0
Buy		HSBC	57	04/2009	0	0	0
Sell		HSBC	57	04/2009	0	0	0
Buy	AUD	UBS	266	05/2009	0	(2)	(2)
Sell	BRL	HSBC	91	04/2009	1	0	1
Buy		JPM	122	04/2009	0	(2)	(2)
Sell		JPM	30	04/2009	1	0	1
Buy		BCLY	0	06/2009	0	0	0
Sell		BCLY	24	06/2009	0	0	0
Buy		HSBC	92	06/2009	0	(1)	(1)
Sell		HSBC	12	06/2009	0	0	0
Buy		JPM	30	06/2009	0	(1)	(1)
Sell		JPM	7	06/2009	0	0	0
Buy		MLP	7	06/2009	0	0	0
Sell		MLP	7	06/2009	0	0	0
Buy		RBS	48	06/2009	0	0	0
Sell		RBS	48	06/2009	0	(1)	(1)
Buy		UBS	86	06/2009	0	0	0
Buy	CAD	JPM	65	04/2009	0	(1)	(1)
Buy	CNY	BCLY	1,912	07/2009	0	(16)	(16)
Sell		BCLY	1,801	07/2009	0	(11)	(11)
Sell		CITI	2,703	07/2009	0	(13)	(13)
Buy		DUB	7,041	07/2009	0	(57)	(57)
Sell		DUB	7,010	07/2009	0	(29)	(29)
Buy		HSBC	3,141	07/2009	3	(15)	(12)

96	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	HSBC	1,123	07/2009	$0	$(6)	$(6)
Buy		JPM	2,531	07/2009	0	(22)	(22)
Sell		JPM	1,989	07/2009	0	(12)	(12)
Buy		BCLY	634	09/2009	1	0	1
Sell		BCLY	1,798	09/2009	0	(7)	(7)
Buy		CITI	416	09/2009	1	0	1
Sell		CITI	1,655	09/2009	0	(6)	(6)
Buy		DUB	1,871	09/2009	4	0	4
Buy		HSBC	832	09/2009	2	0	2
Sell		HSBC	259	09/2009	0	(1)	(1)
Buy		JPM	345	09/2009	1	0	1
Sell		JPM	386	09/2009	0	(2)	(2)
Buy		BCLY	179	03/2010	0	0	0
Buy		HSBC	179	03/2010	0	0	0
Buy		JPM	1,096	03/2010	0	(1)	(1)
Buy	EUR	BCLY	374	04/2009	0	(10)	(10)
Sell		HSBC	2,081	04/2009	0	(137)	(137)
Buy	GBP	CITI	207	04/2009	0	(8)	(8)
Buy		DUB	209	04/2009	0	(4)	(4)
Sell		DUB	746	04/2009	11	0	11
Buy		GSC	105	04/2009	0	(2)	(2)
Buy		MSC	227	04/2009	0	(8)	(8)
Sell		MSC	1,249	04/2009	15	0	15
Buy		UBS	187	04/2009	0	(8)	(8)
Buy	INR	BCLY	4,685	04/2009	0	(1)	(1)
Sell		BCLY	3,319	04/2009	0	(2)	(2)
Buy		BOA	3,049	04/2009	0	0	0
Buy		CITI	2,500	04/2009	0	(1)	(1)
Buy		DUB	2,520	04/2009	0	0	0
Sell		DUB	2,849	04/2009	0	(2)	(2)
Buy		HSBC	4,001	04/2009	0	(1)	(1)
Sell		JPM	10,587	04/2009	0	(7)	(7)
Buy	JPY	RBS	4,766	05/2009	0	0	0
Buy	KWD	HSBC	9	04/2009	0	(3)	(3)
Sell		HSBC	9	04/2009	1	0	1
Buy	MYR	BCLY	140	04/2009	0	(2)	(2)
Buy		BOA	105	04/2009	0	(1)	(1)
Buy		CITI	211	04/2009	0	(2)	(2)
Sell		CITI	670	04/2009	0	0	0
Buy		HSBC	214	04/2009	0	(1)	(1)
Buy	PHP	CITI	7,249	05/2009	1	(1)	0
Sell		CITI	9,189	05/2009	0	(17)	(17)
Buy		JPM	1,940	05/2009	0	0	0
Buy	RUB	JPM	8,555	05/2009	0	(105)	(105)
Sell		UBS	8,555	05/2009	103	0	103
Buy	SAR	HSBC	58	04/2009	0	0	0
Sell		HSBC	58	04/2009	0	0	0
Buy		JPM	58	04/2009	0	0	0
Sell		JPM	58	04/2009	0	0	0
Sell	SGD	BCLY	276	04/2009	1	0	1
Buy		CITI	394	04/2009	0	(11)	(11)
Sell		CITI	182	04/2009	0	0	0
Buy		DUB	280	04/2009	0	(6)	(6)
Buy		HSBC	146	04/2009	0	(4)	(4)
Sell		HSBC	421	04/2009	1	0	1
Sell		JPM	181	04/2009	0	0	0
Buy		RBS	136	04/2009	0	(3)	(3)
Buy		UBS	104	04/2009	0	(2)	(2)
Buy		HSBC	116	07/2009	0	(4)	(4)
Sell		HSBC	116	07/2009	0	0	0

					$147	$(559)	$(412)

See Accompanying Notes	Annual Report	March 31, 2009	97

Schedule of Investments StocksPLUS® TR Short Strategy Fund (Cont.)	March 31, 2009

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$6,339	$173,522	$0	$179,861
Short Sales, at value	0	(1,246)	0	(1,246)
Other Financial Instruments ++	(1,609)	(1,716)	34	(3,291)

Total	$4,730	$170,560	$34	$175,324

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$571	$(64)	$(1)	$0	$(259)	$(247)	$0
Other Financial Instruments ++	(22)	0	0	0	72	(16)	34

Total	$549	$(64)	$(1)	$0	$(187)	$(263)	$34

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

98	PIMCO Funds	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund®	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 0.0%

Short-Term Floating NAV Portfolio	283,911	$2,840

Total PIMCO Funds (Cost $2,841)		2,840

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.7%

Daimler Finance North America LLC
4.560% due 08/03/2012	$45,940	24,779

Georgia-Pacific Corp.
2.956% due 12/20/2012	352	311
3.292% due 12/20/2012	8,905	7,877
3.459% due 12/20/2012	290	257

HCA, Inc.
3.470% due 11/18/2013	19,025	16,232

Total Bank Loan Obligations (Cost $72,752)		49,456

CORPORATE BONDS & NOTES 22.4%

BANKING & FINANCE 16.5%

Ace INA Holdings, Inc.
5.600% due 05/15/2015	7,500	7,007

Allstate Life Global Funding II
1.901% due 05/21/2010	1,800	1,716

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	43,300	41,936

Allstate Life Global Funding Trusts CPI Linked Bond
1.140% due 03/01/2010	7,000	6,734

American Express Bank FSB
5.500% due 04/16/2013	14,700	12,694
6.000% due 09/13/2017	23,900	20,161

American Express Centurion Bank
0.637% due 07/13/2010	5,000	4,600
6.000% due 09/13/2017	24,800	20,920

American Express Co.
7.000% due 03/19/2018	25,740	22,757
8.150% due 03/19/2038	7,390	6,736

American Honda Finance Corp.
2.038% due 06/20/2011	29,400	29,262

American International Group, Inc.
5.850% due 01/16/2018	22,500	8,825
8.175% due 05/15/2058	23,800	2,029
8.250% due 08/15/2018	12,500	5,357

ANZ National International Ltd.
6.200% due 07/19/2013	33,200	32,056

Australia & New Zealand Banking Group Ltd.
3.200% due 12/15/2011	12,500	12,679

Bank of America Corp.
1.356% due 11/06/2009	9,600	9,474
5.650% due 05/01/2018	84,300	70,495
8.000% due 12/29/2049	14,700	5,894
8.125% due 12/29/2049	111,600	45,906

Bank of Scotland PLC
1.182% due 07/17/2009	4,600	4,574
1.344% due 12/08/2010	5,000	4,611

Barclays Bank PLC
6.050% due 12/04/2017	41,300	32,550
7.434% due 09/29/2049	8,500	3,536
7.700% due 04/29/2049	36,800	16,192

Bear Stearns Cos. LLC
6.950% due 08/10/2012	20,000	20,387
7.250% due 02/01/2018	15,000	15,526

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

C5 Capital SPV Ltd.
6.196% due 12/01/2049	$5,000	$1,753

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	351

Caelus Re Ltd.
7.511% due 06/07/2011	3,900	3,675

Calabash Re Ltd.
9.720% due 01/08/2010	4,100	3,958
12.220% due 01/08/2010	2,400	2,350

Caterpillar Financial Services Corp.
1.306% due 05/18/2009	2,400	2,392

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	7,287

Citigroup Funding, Inc.
0.523% due 04/23/2009	5,000	4,988

Citigroup, Inc.
1.262% due 12/28/2009	24,400	22,532
5.500% due 04/11/2013	21,000	18,472
6.125% due 05/15/2018	69,900	60,474
8.400% due 04/29/2049	56,800	32,171

Credit Suisse New York
5.000% due 05/15/2013	34,900	33,766

Danske Bank A/S
5.914% due 12/29/2049	3,000	1,051

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	200	134
7.250% due 10/25/2011	15,825	11,275
7.800% due 06/01/2012	1,000	678
7.875% due 06/15/2010	5,400	4,464

Foundation Re II Ltd.
7.988% due 11/26/2010	10,500	10,068

General Electric Capital Corp.
5.875% due 01/14/2038	25,000	17,928

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	6,825
6.750% due 10/01/2037	63,000	42,754

HBOS PLC
6.750% due 05/21/2018	14,500	11,205

HSBC Finance Corp.
1.192% due 10/21/2009	600	567

International Lease Finance Corp.
6.625% due 11/15/2013	9,700	5,379

JPMorgan Chase & Co.
6.400% due 05/15/2038	10,500	10,342

Kamp Re 2005 Ltd.
0.656% due 12/14/2010 (a)	2,067	145

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)	27,869	3,484
7.500% due 05/11/2038 (a)	5,000	1

Longpoint Re Ltd.
6.570% due 05/08/2010	11,900	11,560

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,233

Merna Reinsurance Ltd.
1.870% due 07/07/2010	27,000	24,827

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	21,500	20,250
5.450% due 02/05/2013	8,000	6,566
6.400% due 08/28/2017	29,100	20,920

Metropolitan Life Global Funding I
5.125% due 04/10/2013	12,800	11,705

Morgan Stanley
3.338% due 05/14/2010	52,400	51,059

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 04/28/2015	$1,600	$1,514
6.625% due 04/01/2018	11,700	11,182

National Australia Bank Ltd.
5.350% due 06/12/2013	27,100	26,266

Osiris Capital PLC
6.094% due 01/15/2010	1,700	1,668

Pacific Life Global Funding
5.150% due 04/15/2013	9,200	8,676

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	2,838

Prudential Financial, Inc.
2.040% due 06/10/2013	30,000	24,089
6.100% due 06/15/2017	2,000	1,369

Rabobank Nederland NV
1.646% due 05/19/2010	2,000	1,976

Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010	14,100	13,673
11.511% due 06/07/2010	8,800	8,489

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	7,300	4,020

SLM Corp.
1.520% due 03/15/2011	5,000	3,212

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	2,923
8.700% due 08/07/2018	17,800	15,509

UBS AG
5.875% due 12/20/2017	13,700	11,810

Vita Capital Ltd.
2.325% due 01/01/2010	3,500	3,393
2.825% due 01/01/2010	5,500	5,342

Vita Capital III Ltd.
2.525% due 01/01/2011	300	280
2.545% due 01/01/2012	8,000	7,194

Wachovia Bank N.A.
1.331% due 12/02/2010	27,200	25,503
2.138% due 05/14/2010	23,400	22,618

Wells Fargo & Co.
7.980% due 02/28/2049	17,900	8,423

Wells Fargo Capital XIII
7.700% due 12/29/2049	14,500	6,914

		1,153,084

INDUSTRIALS 4.5%

Altria Group, Inc.
9.250% due 08/06/2019	20,000	21,434

Amgen, Inc.
6.150% due 06/01/2018	10,600	11,219

AutoZone, Inc.
6.950% due 06/15/2016	10,000	9,821

Black & Decker Corp.
5.750% due 11/15/2016	5,000	4,507

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,466

C8 Capital SPV Ltd.
6.640% due 12/29/2049	6,500	2,278

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,376

Con-way, Inc.
7.250% due 01/15/2018	10,000	7,776

CSX Corp.
6.250% due 03/15/2018	5,000	4,317

See Accompanying Notes	Annual Report	March 31, 2009	99

Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DISH DBS Corp.
6.375% due 10/01/2011	$3,000	$2,902
7.000% due 10/01/2013	5,000	4,662

Enterprise Products Operating LLC
6.500% due 01/31/2019	14,700	13,540

Gaz Capital S.A.
7.343% due 04/11/2013	4,600	4,054
8.146% due 04/11/2018	7,000	5,775

HCA, Inc.
9.250% due 11/15/2016	5,000	4,562

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,251

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,399

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,972
6.125% due 02/01/2018	19,000	19,088
6.125% due 08/23/2018	6,300	6,331

Kroger Co.
4.950% due 01/15/2015	13,800	13,521
6.400% due 08/15/2017	5,000	5,144

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,376

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	1,500	1,178
7.450% due 07/15/2017	2,000	1,269

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,107

Nabors Industries, Inc.
6.150% due 02/15/2018	5,000	3,921

Nucor Corp.
5.750% due 12/01/2017	4,000	4,012

Philip Morris International, Inc.
5.650% due 05/16/2018	16,200	16,136

President and Fellows of Harvard College
6.000% due 01/15/2019	5,200	5,604

Rexam PLC
6.750% due 06/01/2013	12,800	11,118

Roche Holdings, Inc.
7.000% due 03/01/2039	15,400	16,187

Rockies Express Pipeline LLC
5.100% due 08/20/2009	11,600	11,604

Ryder System, Inc.
6.000% due 03/01/2013	6,900	6,193

Suncor Energy, Inc.
6.100% due 06/01/2018	6,500	5,554

Target Corp.
6.000% due 01/15/2018	4,000	4,027

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,081

Tyco Electronics Group S.A.
6.550% due 10/01/2017	3,500	2,653

Tyco International Finance S.A.
6.000% due 11/15/2013	8,000	7,538

Tyco International Ltd.
7.000% due 12/15/2019	11,000	9,347

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,243
6.875% due 02/15/2038	3,750	3,340

Valero Energy Corp.
6.625% due 06/15/2037	4,500	3,192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Viacom, Inc.
6.125% due 10/05/2017	$4,000	$3,410
6.250% due 04/30/2016	2,500	2,198

Weatherford International Ltd.
5.500% due 02/15/2016	5,000	4,238

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	19,688

		314,609

UTILITIES 1.4%

Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	4,906

Constellation Energy Group, Inc.
4.550% due 06/15/2015	1,900	1,563

Duke Energy Carolinas LLC
5.100% due 04/15/2018	5,000	5,051

Embarq Corp.
7.082% due 06/01/2016	4,200	3,785

Enel Finance International S.A.
5.700% due 01/15/2013	38,200	38,659

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,504

Midwest Generation LLC
8.300% due 07/02/2009	2,683	2,643

NiSource Finance Corp.
6.800% due 01/15/2019	6,000	4,833

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	10,000	10,025
7.250% due 02/15/2011	2,000	1,920

Sempra Energy
6.150% due 06/15/2018	4,500	4,241

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,000	9,080

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,841
6.100% due 04/15/2018	1,400	1,390

		95,441

Total Corporate Bonds & Notes (Cost $1,939,979)		1,563,134

MUNICIPAL BONDS & NOTES 1.2%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,335

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,500	1,259

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,154

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,155	985

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	186

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	3,000	2,535

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	4,500	4,043

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	$4,400	$4,050

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	360
5.750% due 06/01/2047	1,900	1,085

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	5,000	4,888

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	1,600	1,562

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	715

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,600	2,247
5.000% due 06/01/2041	1,200	623

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	8,000	7,749

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	1,895	1,582

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024	4,585	4,793

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,316
5.875% due 06/01/2047	16,000	8,790
6.000% due 06/01/2042	300	173

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	1,839

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	839

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	4,735

Southern California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029	5,565	5,591
5.000% due 07/01/2031	4,550	4,507

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,200

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,255	1,267

Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024	600	625

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	2,965	2,699

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,840	5,853

Total Municipal Bonds & Notes (Cost $99,368)		82,585

100	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 44.6%

Fannie Mae
0.652% due 03/25/2036	$2,250	$1,921
3.022% due 07/01/2044 - 10/01/2044	4,424	4,342
3.825% due 04/01/2033	1,031	1,043
4.705% due 05/01/2035	931	954
5.000% due 11/01/2033 - 03/01/2039	223,212	229,675
5.047% due 04/01/2035	328	334
5.485% due 05/01/2036	375	388
5.500% due 09/01/2035 - 04/01/2039	801,711	833,063
5.500% due 06/01/2037 - 09/01/2038 (f)	546,220	567,584
5.500% due 06/01/2038 (f)(g)	307,343	319,420
5.950% due 02/25/2044	6,656	6,852
6.000% due 07/01/2035 - 10/01/2038	642,361	671,884
6.000% due 08/01/2037 (g)	48,018	50,216

Freddie Mac
0.786% due 02/15/2019	83,824	81,154
0.826% due 01/15/2037	376	366
0.906% due 12/15/2030	34	33
0.956% due 11/15/2016 - 03/15/2017	2,090	2,074
4.000% due 10/15/2023	17	17
4.041% due 01/01/2034	23	24
4.500% due 05/15/2017	152	156
4.577% due 01/01/2034	616	622
5.000% due 01/15/2018 - 09/01/2038	33,292	33,137
5.134% due 06/01/2033	728	741
5.240% due 03/01/2034	2,061	2,109
5.250% due 08/15/2011	2,072	2,129
5.407% due 01/01/2034	1,191	1,211
5.500% due 05/15/2016 - 09/01/2038	203,344	211,124
5.500% due 07/01/2038 (g)	20,969	21,785
6.000% due 07/01/2033 - 07/01/2038	212	222

Ginnie Mae
3.750% due 12/20/2035	1,921	1,922
4.625% due 07/20/2035	101	101
5.500% due 01/15/2037 - 04/01/2039	34,630	36,067
6.000% due 09/15/2034 - 10/15/2038	24,196	25,324

Small Business Administration
5.902% due 02/10/2018	6,021	6,573

Total U.S. Government Agencies (Cost $3,009,202)		3,114,567

U.S. TREASURY OBLIGATIONS 95.4%

Treasury Inflation Protected Securities (c)
1.375% due 07/15/2018	22,860	22,746
1.625% due 01/15/2015 (f)	339,776	344,024
1.625% due 01/15/2018 (f)	404,801	410,747
1.875% due 07/15/2013 (f)	526,285	540,758
1.875% due 07/15/2015 (f)	749,094	770,397
2.000% due 04/15/2012 (f)	196,356	202,431
2.000% due 01/15/2014 (f)	564,425	582,593
2.000% due 07/15/2014	664,139	687,384
2.000% due 01/15/2016 (f)	233,518	241,618
2.000% due 01/15/2026	18,508	18,340
2.125% due 01/15/2019	33,883	36,212
2.375% due 04/15/2011	169,239	173,840
2.375% due 01/15/2017 (f)	211,104	224,826
2.375% due 01/15/2025	10,304	10,735
2.375% due 01/15/2027 (f)	106,046	111,083
2.500% due 07/15/2016	943	1,012
2.500% due 07/15/2016 (f)	511,930	549,365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.500% due 01/15/2029	$885	$962
2.625% due 07/15/2017 (f)	580,060	632,084
3.000% due 07/15/2012 (f)	536,778	572,507
3.375% due 01/15/2012	55,527	59,171
3.500% due 01/15/2011 (f)	319,731	334,119
3.625% due 04/15/2028	22,618	27,961
3.875% due 04/15/2029 (f)	39,557	50,966

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	53,600	53,131

Total U.S. Treasury Obligations (Cost $6,356,693)		6,659,012

MORTGAGE-BACKED SECURITIES 3.9%

American Home Mortgage Assets
2.553% due 11/25/2046	11,309	3,357

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	10,140	6,586
5.658% due 06/10/2049	7,100	4,837
5.745% due 02/10/2051	7,100	5,067

Banc of America Funding Corp.
0.835% due 05/20/2035	606	250
6.106% due 01/20/2047	391	184

Banc of America Large Loan, Inc.
1.066% due 08/15/2029	486	319

BCAP LLC Trust
0.692% due 01/25/2037	14,424	5,528

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	7,642	5,287
2.650% due 08/25/2035	5,006	3,505
2.940% due 03/25/2035	17,097	11,633
4.479% due 05/25/2033	258	219
4.550% due 08/25/2035	10,395	7,279
4.840% due 01/25/2035	6,821	3,904
5.735% due 02/25/2036	1,379	719

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	1,212	600

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	7,524	3,894

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	81	67

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	7,839	5,099
4.098% due 08/25/2035	1,638	1,195
4.222% due 12/25/2035	1,735	1,333
4.248% due 08/25/2035	9,305	5,963
5.345% due 12/25/2035	1,234	616

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	3,680	2,657

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	1,811	1,775
0.702% due 05/25/2047	5,564	1,811
0.725% due 02/20/2047	12,787	4,544
0.740% due 12/20/2046	1,052	341
0.802% due 12/25/2035	842	339
2.633% due 12/25/2035	2,493	1,080
5.750% due 03/25/2037	1,100	494
5.886% due 11/25/2035	1,377	706

Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 06/25/2035	6,093	3,594
5.368% due 10/20/2035	1,480	751
6.080% due 09/25/2047	3,715	1,892

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 02/25/2037	575	524
0.622% due 10/25/2036	3,175	2,637
5.500% due 12/25/2035	1,500	482

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	4,484	3,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	$2,379	$1,794

GSR Mortgage Loan Trust
4.541% due 09/25/2035	20,566	15,244
5.346% due 11/25/2035	1,330	814

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	1,773	1,598
0.736% due 07/19/2046	15,096	5,500
0.776% due 05/19/2035	2,091	771
5.908% due 08/19/2036	3,084	1,459

Homebanc Mortgage Trust
0.702% due 12/25/2036	1,718	722
5.797% due 04/25/2037	1,430	964

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	1,441	985

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	6,533	2,330

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	5,338	4,921
0.712% due 09/25/2046	12,075	4,454
5.099% due 09/25/2035	1,309	739
5.278% due 06/25/2035	1,313	744

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	9,790	6,627
5.794% due 02/12/2051	9,500	6,313

Lehman XS Trust
0.602% due 07/25/2046	47	46

Luminent Mortgage Trust
0.692% due 12/25/2036	8,869	3,113
0.722% due 10/25/2046	3,180	1,312

MASTR Adjustable Rate Mortgages Trust
0.762% due 05/25/2037	1,445	601

Merrill Lynch Alternative Note Asset
0.822% due 03/25/2037	2,000	637
5.607% due 06/25/2037	1,606	653

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	7,377	5,293

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	1,586	880

Morgan Stanley Capital I
5.881% due 06/11/2049	3,000	2,158

Opteum Mortgage Acceptance Corp.
0.782% due 07/25/2035	1,035	862

Residential Accredit Loans, Inc.
0.822% due 08/25/2035	3,204	1,399
5.220% due 08/25/2035	1,019	441
5.714% due 02/25/2036	1,165	558

Residential Asset Securitization Trust
0.972% due 12/25/2036	2,147	965
6.250% due 10/25/2036	3,000	1,388
6.500% due 08/25/2036	1,000	388

Securitized Asset Sales, Inc.
5.315% due 11/26/2023	85	75

Sequoia Mortgage Trust
5.546% due 01/20/2047	2,953	1,725

Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036	1,261	603

Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	2,560	2,429
0.742% due 05/25/2046	6,659	2,393

Structured Asset Securities Corp.
0.572% due 05/25/2036	246	226
4.440% due 12/25/2034	68	64
4.863% due 10/25/2035	3,642	2,157

See Accompanying Notes	Annual Report	March 31, 2009	101

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	$224	$221

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	1,170	1,005
0.642% due 09/25/2046	17,878	15,382

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	37,766	26,051

WaMu Mortgage Pass-Through Certificates
2.373% due 01/25/2047	8,388	2,607
2.393% due 04/25/2047	12,466	4,945
2.443% due 12/25/2046	3,355	1,241
2.833% due 11/25/2042	662	403
3.133% due 07/25/2046	15,095	7,714
3.133% due 11/25/2046	2,697	1,787
5.588% due 12/25/2036	12,455	6,231
5.845% due 02/25/2037	12,651	7,440
5.930% due 09/25/2036	6,279	3,561

Wells Fargo Mortgage-Backed Securities Trust
3.734% due 09/25/2034	4,505	3,714

Total Mortgage-Backed Securities (Cost $396,068)		273,308

ASSET-BACKED SECURITIES 0.9%

Aames Mortgage Investment Trust
0.672% due 08/25/2035	175	163

ACE Securities Corp.
0.572% due 07/25/2036	515	504
0.582% due 10/25/2036	219	160

American Express Credit Account Master Trust
1.506% due 08/15/2012	10,300	10,104

Argent Securities, Inc.
0.572% due 10/25/2036	1,127	1,083

Asset-Backed Funding Certificates
0.582% due 11/25/2036	438	404
0.872% due 06/25/2034	8,608	4,298

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	90	89

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	523	437
0.602% due 10/25/2036	691	596
0.852% due 01/25/2036	469	414
0.972% due 03/25/2043	83	77

Bravo Mortgage Asset Trust
0.652% due 07/25/2036	62	61

Citigroup Mortgage Loan Trust, Inc.
0.602% due 01/25/2037	471	373

Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	1,671	1,577
0.632% due 10/25/2046	3,255	2,928

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	8,066	7,190

Fremont Home Loan Trust
0.572% due 10/25/2036	617	560
0.582% due 01/25/2037	792	674

GSAA Trust
0.822% due 03/25/2037	2,000	338

GSAMP Trust
0.562% due 10/25/2046	977	894
0.592% due 10/25/2036	105	85

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	953	594

Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	315	308

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	596	547
0.562% due 08/25/2036	176	173

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.572% due 07/25/2036		$1,215	$1,122
0.572% due 08/25/2036		2,128	1,917

Lehman XS Trust
0.602% due 11/25/2046		5,196	4,860

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036		354	326

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011		1,300	1,291

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037		1,445	1,398
0.582% due 04/25/2037		8	8
0.592% due 07/25/2037		1,801	1,632

Morgan Stanley ABS Capital I
0.562% due 10/25/2036		2,182	1,994
0.572% due 09/25/2036		1,404	1,331

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036		396	362

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037		2,000	762

Option One Mortgage Loan Trust
0.562% due 02/25/2037		93	90

Park Place Securities, Inc.
0.782% due 09/25/2035		401	258

Residential Asset Securities Corp.
0.592% due 11/25/2036		3,336	3,211

Securitized Asset-Backed Receivables LLC Trust
0.572% due 09/25/2036		560	491

Soundview Home Equity Loan Trust
0.582% due 11/25/2036		1,797	1,466
0.622% due 10/25/2036		38	37

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		206	197

Structured Asset Investment Loan Trust
0.572% due 07/25/2036		343	300

Structured Asset Securities Corp.
0.572% due 10/25/2036		3,678	3,222

Total Asset-Backed Securities (Cost $71,647)			60,906

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
1.645% due 10/04/2011		15,200	15,243

Total Sovereign Issues (Cost $15,189)			15,243

FOREIGN CURRENCY-DENOMINATED ISSUES 4.1%

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,511	4,307

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		46,160	19,533

Credit Logement S.A.
1.874% due 06/23/2015	EUR	1,400	1,605

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	18,967
6.500% due 09/15/2067	GBP	9,400	5,799

Green Valley Ltd.
6.329% due 01/10/2011	EUR	5,400	6,878

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,533,920	48,414
1.100% due 12/10/2016		10,702,010	93,577
1.200% due 06/10/2017		8,613,720	74,614

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)		2,100,000	1,697

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	5,200	$1,589

Silver Arrow S.A.
1.341% due 08/15/2014		3,621	4,770

Svenska Handelsbanken AB
1.830% due 03/16/2015		2,900	3,189

Total Foreign Currency- Denominated Issues (Cost $345,423)			284,939

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		8,200	3,928

Total Convertible Preferred Stocks (Cost $8,200)			3,928

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.7%

CERTIFICATES OF DEPOSIT 2.0%

Sao Paolo IMI NY
1.924% due 06/09/2010		$13,500	13,499

Unicredito Italiano NY
1.156% due 05/15/2009		93,500	93,500
1.156% due 05/18/2009		36,300	36,296

			143,295

REPURCHASE AGREEMENTS 6.5%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		17,720	17,720
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $18,076. Repurchase proceeds are $17,720.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		181,700	181,700
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.125% due 04/30/2010 - 01/31/2014 valued at $183,655. Repurchase proceeds are $181,701.)
0.190% due 04/01/2009		186,388	186,388
(Dated 03/31/2009. Collateralized by Fannie Mae 3.875% - 4.750% due 11/19/2012 - 07/12/2013 valued at $190,671. Repurchase proceeds are $186,388.)
0.200% due 04/08/2009		4,931	4,931
(Dated 03/31/2009. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $4,978. Repurchase proceeds are $4,931.)
0.270% due 04/01/2009		62,100	62,100

(Dated 03/31/2009. Collateralized by Bank of America Corp. 2.100% due 04/30/2012 valued at $25,602 and Goldman Sachs Group, Inc. 1.625% due 07/15/2011 valued at $38,290. Repurchase proceeds are $62,100.)

			452,839

U.S. CASH MANAGEMENT BILLS 0.2%
0.980% due 05/15/2009 (g)		12,000	12,000

102	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 7.0%
0.191% due 04/02/2009 - 06/11/2009 (b)(e)(g)	$485,390	$485,329

Total Short-Term Instruments (Cost $1,093,468)		1,093,463

PURCHASED OPTIONS (i) 0.1%
(Cost $5,616)		4,637

Total Investments 189.3% (Cost $13,416,446)		$13,208,018

Written Options (j) (0.9%) (Premiums $22,715)		(65,492)

Other Assets and Liabilities (Net) (88.4%)		(6,165,820)

Net Assets 100.0%		$6,976,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The CommodityRealReturn Strategy Fund® is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $396,755 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $3,311,347 at a weighted average interest rate of 1.834%. On March 31, 2009, securities valued at $3,642,228 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $48,427 and cash of $12,439 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	319	$3,153
90-Day Euribor June Futures	Long	06/2010	303	40
90-Day Euribor March Futures	Long	03/2010	303	35
90-Day Euribor September Futures	Long	09/2009	530	4,679
90-Day Euribor September Futures	Long	09/2010	304	45
90-Day Eurodollar December Futures	Long	12/2009	2,052	12,859
90-Day Eurodollar June Futures	Long	06/2009	2,999	19,420
90-Day Eurodollar June Futures	Long	06/2010	521	1,375
90-Day Eurodollar March Futures	Long	03/2010	1,926	8,837
90-Day Eurodollar September Futures	Long	09/2009	3,174	23,277
90-Day Eurodollar September Futures	Long	09/2010	480	1,139
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	274
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,342	12,146
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	739	110
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	289

				$87,678

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	JPM	(0.600%	)	06/20/2015	1.250%	$7,500	$270	$0	$270
Altria Group, Inc.	GSC	(1.417%	)	03/20/2019	1.131%	20,000	(481)	0	(481)
AutoZone, Inc.	BOA	(1.110%	)	06/20/2016	1.054%	10,000	(40)	0	(40)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	1.902%	5,000	278	0	278
Burlington Northern Santa Fe Corp.	BCLY	(0.720%	)	06/20/2017	0.837%	2,500	20	0	20
Citigroup, Inc.	BNP	(1.000%	)	06/20/2018	5.318%	1,000	241	0	241
Citigroup, Inc.	DUB	(0.950%	)	06/20/2018	5.318%	3,000	731	0	731
Citigroup, Inc.	DUB	(1.010%	)	06/20/2018	5.318%	3,000	721	0	721
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.200%	5,000	90	0	90
Computer Sciences Corp.	BCLY	(0.870%	)	03/20/2018	0.700%	2,500	(34)	0	(34)
Consolidated Natural Gas Co.	UBS	(0.590%	)	03/20/2014	0.694%	1,000	5	0	5
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%	1,900	253	0	253
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%	10,000	1,856	0	1,856

See Accompanying Notes	Annual Report	March 31, 2009	103

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group	BCLY	(1.600%	)	06/20/2013	1.830%	$19,700	$163	$0	$163
Credit Suisse Group	JPM	(1.792%	)	06/20/2013	1.830%	15,200	12	0	12
CSX Corp.	CSFB	(1.050%	)	03/20/2018	1.589%	5,000	196	0	196
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	2.818%	1,000	(8)	0	(8)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	3.518%	5,000	(34)	0	(34)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	2.818%	2,000	(22)	0	(22)
FirstEnergy Corp.	CSFB	(0.500%	)	12/20/2011	1.180%	2,500	44	0	44
Home Depot, Inc.	GSC	(1.920%	)	03/20/2016	1.768%	2,500	(53)	0	(53)
Hospira, Inc.	MSC	(1.030%	)	06/20/2014	1.056%	2,500	2	0	2
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%	8,000	3,155	0	3,155
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	19.688%	1,700	668	0	668
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.932%	1,300	(12)	0	(12)
Kraft Foods, Inc.	CITI	(0.980%	)	06/20/2018	0.932%	2,000	(8)	0	(8)
Kraft Foods, Inc.	GSC	(0.860%	)	03/20/2018	0.936%	4,000	22	0	22
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	0.927%	3,000	(6)	0	(6)
Kraft Foods, Inc.	RBS	(1.130%	)	03/20/2018	0.936%	2,000	(30)	0	(30)
Kroger Co.	BNP	(0.360%	)	12/20/2012	1.083%	7,800	199	0	199
Kroger Co.	BOA	(0.900%	)	09/20/2017	1.063%	5,000	58	0	58
Kroger Co.	MSC	(0.595%	)	03/20/2015	1.119%	13,800	388	0	388
Ltd. Brands, Inc.	MSC	(3.113%	)	09/20/2017	4.328%	2,000	138	0	138
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	5.790%	2,000	382	0	382
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	7.136%	1,500	189	0	189
Marriott International, Inc.	CSFB	(0.640%	)	12/20/2012	4.243%	8,500	981	0	981
Marriott International, Inc.	GSC	(0.640%	)	12/20/2012	4.243%	14,400	1,661	0	1,661
Marriott International, Inc.	MSC	(0.630%	)	12/20/2012	4.243%	13,600	1,573	0	1,573
Marsh & McLennan Cos., Inc.	BOA	(1.180%	)	09/20/2015	0.890%	2,500	(44)	0	(44)
Masco Corp.	BCLY	(0.870%	)	12/20/2012	5.250%	3,800	519	0	519
Masco Corp.	BOA	(0.870%	)	12/20/2012	5.250%	6,700	915	0	915
Masco Corp.	DUB	(0.840%	)	12/20/2012	5.250%	14,400	1,980	0	1,980
Masco Corp.	MSC	(0.860%	)	12/20/2012	5.250%	15,000	2,053	0	2,053
Merrill Lynch & Co., Inc.	JPM	(0.920%	)	12/20/2012	6.006%	9,500	1,437	0	1,437
Merrill Lynch & Co., Inc.	JPM	(1.350%	)	09/20/2017	5.204%	5,000	1,044	0	1,044
Motorola, Inc.	DUB	(2.600%	)	12/20/2017	2.638%	4,000	6	0	6
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	2.938%	5,000	773	0	773
Newell Rubbermaid, Inc.	GSC	(0.319%	)	12/20/2012	2.750%	4,200	343	0	343
NiSource Finance Corp.	MSC	(1.470%	)	03/20/2019	4.195%	6,000	1,053	0	1,053
Nucor Corp.	CSFB	(0.486%	)	12/20/2017	1.264%	4,000	227	0	227
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.838%	3,000	0	0	0
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.906%	1,500	0	0	0
Pearson Dollar Finance Two PLC	CITI	(0.570%	)	06/20/2013	0.906%	1,500	20	0	20
Prudential Financial, Inc.	BCLY	(0.870%	)	06/20/2017	9.041%	2,000	689	0	689
Qwest Capital Funding, Inc.	JPM	(3.250%	)	09/20/2009	6.064%	12,000	145	0	145
Rexam PLC	BCLY	(1.450%	)	06/20/2013	4.048%	800	74	0	74
Rexam PLC	CITI	(1.450%	)	06/20/2013	4.048%	12,000	1,111	0	1,111
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	3.295%	6,900	588	0	588
Safeway, Inc.	BNP	(0.340%	)	12/20/2012	0.932%	8,100	170	0	170
Sempra Energy	BOA	(0.580%	)	06/20/2018	1.132%	3,000	127	0	127
Sempra Energy	DUB	(0.550%	)	06/20/2018	1.132%	1,500	67	0	67
Sherwin-Williams Co.	BOA	(0.430%	)	12/20/2012	0.950%	7,100	130	0	130
Staples, Inc.	MSC	(0.700%	)	12/20/2012	2.091%	6,400	305	0	305
Target Corp.	GSC	(1.180%	)	03/20/2018	1.450%	4,000	78	0	78
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.785%	3,500	132	0	132
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	3.119%	2,500	258	0	258
Telecom Italia Capital S.A.	JPM	(1.530%	)	06/20/2018	3.119%	7,500	785	0	785
TJX Cos., Inc.	MSC	(0.460%	)	12/20/2012	0.972%	6,900	125	0	125
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%	3,500	568	0	568
Tyco International Group S.A.	BOA	(0.750%	)	12/20/2013	2.412%	8,000	552	0	552
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%	11,000	901	0	901
Verizon Communications, Inc.	GSC	(0.900%	)	06/20/2017	1.045%	5,000	50	0	50
Viacom, Inc.	BOA	(1.930%	)	06/20/2016	2.525%	2,500	85	0	85
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	2.386%	4,000	340	0	340
Weatherford International Ltd.	BOA	(0.560%	)	03/20/2016	3.390%	5,000	776	0	776
Whirlpool Corp.	BNP	(0.680%	)	12/20/2012	5.133%	7,100	988	0	988

							$32,938	$0	$32,938

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	2.162%	$5,800	$(266)	$0	$(266)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	13.959%	3,000	(755)	0	(755)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	13.959%	3,300	(826)	0	(826)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	13.959%	8,500	(2,138)	0	(2,138)

104	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	$2,500	$(279)	$0	$(279)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	7.751%	22,200	(4,431)	0	(4,431)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	10.020%	5,100	(321)	0	(321)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	2,000	(248)	0	(248)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	10.020%	4,000	(252)	0	(252)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	1,600	(65)	0	(65)
GMAC LLC	BCLY	3.050%	09/20/2012	18.913%	3,200	(1,133)	0	(1,133)
GMAC LLC	BOA	3.100%	06/20/2011	21.034%	3,500	(1,011)	0	(1,011)
GMAC LLC	GSC	3.050%	09/20/2012	18.913%	8,000	(2,833)	0	(2,833)
GMAC LLC	JPM	5.400%	09/20/2012	18.913%	3,000	(902)	0	(902)
GMAC LLC	JPM	5.450%	09/20/2012	18.913%	3,000	(899)	0	(899)
GMAC LLC	JPM	7.550%	09/20/2012	18.913%	10,000	(2,517)	0	(2,517)
GMAC LLC	MSC	6.850%	06/20/2012	19.205%	5,200	(1,353)	0	(1,353)
GMAC LLC	MSC	7.500%	09/20/2012	18.913%	10,000	(2,529)	0	(2,529)
GMAC LLC	UBS	3.620%	06/20/2011	21.034%	1,000	(271)	0	(271)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	2.961%	6,100	(422)	0	(422)
Goldman Sachs Group, Inc.	JPM	0.750%	09/20/2012	2.961%	7,100	(490)	0	(490)
Goldman Sachs Group, Inc.	MLP	0.750%	09/20/2012	2.961%	4,000	(276)	0	(276)
Goldman Sachs Group, Inc.	MSC	0.800%	09/20/2012	2.961%	6,800	(458)	0	(458)
Goldman Sachs Group, Inc.	RBS	0.780%	09/20/2012	2.961%	2,000	(136)	0	(136)

						$(24,811)	$0	$(24,811)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	$193,346	$17,304	$1,816	$15,488
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	99,942	8,945	1,415	7,530
CDX.IG-9 10-Year Index 3-7%	BCLY	(6.550%	)	12/20/2017	16,900	8,980	0	8,980
CDX.IG-9 10-Year Index 3-7%	GSC	(6.550%	)	12/20/2017	6,300	3,347	0	3,347

						$38,576	$3,231	$35,345

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 5-Year Index 25-35%	GSC	6.385%	12/20/2012	$4,200	$(1,532)	$0	$(1,532)
CDX.HY-9 5-Year Index 25-35%	MLP	6.510%	12/20/2012	3,100	(1,120)	0	(1,120)
CDX.HY-9 5-Year Index 25-35%	MLP	6.690%	12/20/2012	5,000	(1,783)	0	(1,783)
CDX.HY-9 5-Year Index 25-35%	MSC	6.570%	12/20/2012	16,900	(6,080)	0	(6,080)
CDX.IG-9 5-Year Index 15-30%	MSC	1.130%	12/20/2012	3,400	(33)	0	(33)
CDX.IG-9 5-Year Index 30-100%	CITI	0.710%	12/20/2012	23,529	12	0	12
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,945	5	0	5
CMBX.NA AAA 3 Index	GSC	0.080%	12/13/2049	13,210	(4,448)	(2,021)	(2,427)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	41,860	(14,097)	(6,695)	(7,402)

					$(29,076)	$(8,716)	$(20,360)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2009	105

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	26,000	$156	$0	$156
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP		30,000	1,399	0	1,399
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		32,700	1,515	(77)	1,592
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		4,900	261	0	261
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		23,700	1,264	55	1,209
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		21,200	879	0	879
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		25,900	994	0	994
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		39,400	1,662	0	1,662
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	319	0	319
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		66,900	1,800	(139)	1,939
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		71,500	1,751	0	1,751
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		8,500	173	6	167
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP		5,500	117	11	106
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		5,700	116	0	116
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		13,600	268	0	268
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,500	73	0	73
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		6,600	117	3	114
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		9,200	184	0	184
Pay	1-Month EUR-FRCPXTOB Index	2.238%	06/20/2012	BCLY		40,000	1,471	0	1,471
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		32,700	189	0	189
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		45,000	235	27	208
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		26,000	(827)	0	(827)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		25,000	(741)	0	(741)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	46,000	(733)	(336)	(397)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		206,000	(1,815)	(49)	(1,766)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	464	92	372
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	668	70	598
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	2,658	462	2,196
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		$72,500	(15,650)	5,021	(20,671)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		40,700	(9,354)	(2,669)	(6,685)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		79,800	(18,341)	775	(19,116)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		44,900	(12,240)	(548)	(11,692)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		32,900	(8,969)	199	(9,168)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		94,700	3,532	(5,796)	9,328
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		3,600	135	(168)	303
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		57,600	(19,900)	(2,051)	(17,849)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		49,500	(17,102)	(3,787)	(13,315)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		14,100	(4,871)	(1,002)	(3,869)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	51,100	618	(525)	1,143
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	8,702	(607)	9,309
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	1,680	(118)	1,798
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	3,672	1,046	2,626
Receive	30-Day USD-CMM Rate	4.000%	04/27/2009	MLP		$55,300	(823)	(2,094)	1,271
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		26,700	(4,423)	1,030	(5,453)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	35,000	1,098	0	1,098
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		7,500	376	31	345
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		24,200	974	48	926
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		39,100	1,304	0	1,304
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		8,000	(345)	0	(345)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		11,800	(338)	0	(338)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		4,250	(120)	0	(120)
Pay	GBP-UKRPI Index	3.488%	12/06/2027	RBS		4,500	(54)	0	(54)

							$(75,822)	$(11,090)	$(64,732)

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn December Futures	$445.000	11/26/2010	MSC	2,000	$53	$0	$53
Receive	CBOT Corn December Futures	447.000	11/26/2010	MSC	3,110	23	0	23
Pay	CBOT Wheat December Futures	(670.000)	11/20/2009	CITI	120	91	0	91
Pay	CBOT Wheat December Futures	(624.000)	11/25/2009	MSC	1,000	301	0	301
Pay	CBOT Wheat December Futures	(627.000)	11/25/2009	MSC	1,350	447	0	447
Receive	CBOT Wheat July Futures	607.340	06/25/2010	CITI	1,360	148	0	148
Pay	ICE Gas Oil June Futures	(472.479)	06/09/2010	MSC	29	(1,651)	0	(1,651)
Pay	ICE Gas Oil June Futures	(585.123)	06/09/2010	MSC	14	719	0	719
Receive	KCBT Wheat December Futures	680.000	11/20/2009	CITI	120	(82)	0	(82)
Receive	KCBT Wheat December Futures	636.000	11/25/2009	MSC	1,000	(245)	0	(245)
Receive	KCBT Wheat December Futures	638.510	11/25/2009	MSC	1,350	(364)	0	(364)
Receive	NYMEX Heating Oil June Futures	141.000	05/27/2010	MSC	9,156	2,107	0	2,107
Receive	NYMEX Heating Oil June Futures	177.000	05/27/2010	MSC	4,200	(511)	0	(511)

						$1,036	$0	$1,036

106	PIMCO Funds	See Accompanying Notes

March 31, 2009

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJAIGTR Index	9,304,943	3-Month U.S. Treasury Bill rate plus a specified spread	$1,008,700	04/28/2009	BCLY	$(20,666)
Receive	GSCITR Index	27,869	3-Month U.S. Treasury Bill rate plus a specified spread	13,800	04/28/2009	BCLY	145
Receive	DJAIGTR Index	1,976,406	3-Month U.S. Treasury Bill rate plus a specified spread	521,120	04/28/2009	CITI	(10,910)
Pay	DJAIWHTR Index	150,967	3-Month U.S. Treasury Bill rate plus a specified spread	7,550	04/28/2009	CITI	306
Receive	DJAIGTR Index	7,486,937	3-Month U.S. Treasury Bill rate plus a specified spread	994,730	04/28/2009	CSFB	(23,932)
Receive	DJAIGTR Index	3,739,993	3-Month U.S. Treasury Bill rate plus a specified spread	757,510	04/28/2009	GSC	8,567
Receive	DJAIGTR Index	1,532,712	3-Month U.S. Treasury Bill rate plus a specified spread	540,630	04/28/2009	JPM	(8,018)
Receive	DJAIGTR Index	3,123,833	3-Month U.S. Treasury Bill rate plus a specified spread	704,240	04/28/2009	MLP	(16,944)
Pay	DJAIGTR Index	137,084	3-Month U.S. Treasury Bill rate plus a specified spread	32,700	04/28/2009	MSC	788
Receive	DJAIGTR Index	9,525,835	3-Month U.S. Treasury Bill rate plus a specified spread	2,269,250	04/28/2009	MSC	(54,685)
Pay	SPGCCNTR Index	118,126	3-Month U.S. Treasury Bill rate plus a specified spread	14,820	04/28/2009	MSC	(308)
Pay	DJAIHGTR Index	33,200	3-Month U.S. Treasury Bill rate plus a specified spread	13,640	04/28/2009	MYC	(279)
Receive	DJAIGTR Index	1,014,367	3-Month U.S. Treasury Bill rate plus a specified spread	228,680	04/28/2009	RBS	(5,501)

							$(131,437)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX WTI Crude December Futures	$102.000	12/31/2009	502	$4,428	$254

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$19,100	$204	$719
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,900	137	486
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,900	105	373
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,600	490	1,718
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	23,900	252	1,087

							$1,188	$4,383

(j)	Written options outstanding on March 31, 2009:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$300.000	12/31/2009	502	$4,428	$202

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	809	$183	$195
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	37,500,000	1,492	61
Call - OTC DJAIGTR January Futures	250.000	01/11/2011	19,800,000	756	29
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	68,000,000	0	194
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	809	270	173
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	247	77	53
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	37,500,000	2,035	10,954
Put - OTC DJAIGTR January Futures	160.000	01/11/2011	19,800,000	1,071	5,757
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	68,000,000	0	18,501

				$5,884	$35,917

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$64,800	$484	$104
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,000	100	338
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	108	364
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	8,000	57	13
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	9,242
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	209
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	474
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	65,400	1,373	3,801

See Accompanying Notes	Annual Report	March 31, 2009	107

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$13,300	$126	$21
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	111	364
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	38,100	958	2,214
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,200	495	1,674
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	8,000	245	957
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	65,000	2,044	9,386
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	65,000	2,044	212

							$12,403	$29,373

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	389,620,933	$1,489,300	$94,710
Sales	136,028,579	325,700	27,240
Closing Buys	(136,009,177)	(696,200)	(46,748)
Expirations	(139,030,658)	(589,000)	(45,456)
Exercised	(7,310)	(44,100)	(7,031)

Balance at 03/31/2009	250,602,367	$485,700	$22,715

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	03/01/2039	$109,200	$111,299	$111,845
Fannie Mae	5.000%	04/01/2039	116,000	118,249	119,679
Fannie Mae	5.500%	04/01/2039	379,400	388,066	393,805
Freddie Mac	6.000%	04/01/2039	48,000	49,552	50,183
Treasury Inflation Protected Securities	3.875%	04/15/2029	10,202	13,178	13,145

				$680,344	$688,657

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	26,417	04/2009	$0	$(1,545)	$(1,545)
Buy		BCLY	1,949	05/2009	0	(9)	(9)
Buy		UBS	26,876	05/2009	0	(187)	(187)
Sell	BRL	BCLY	54,698	06/2009	0	(730)	(730)
Buy		HSBC	48,560	06/2009	237	0	237
Sell		HSBC	53,051	06/2009	2	(818)	(816)
Buy		RBC	347	06/2009	0	(35)	(35)
Sell	CAD	MSC	354	04/2009	4	0	4
Buy		UBS	360	04/2009	6	0	6
Sell	CHF	UBS	11,295	06/2009	0	(316)	(316)
Buy	CNY	BCLY	86,988	05/2009	164	0	164
Buy		DUB	133,245	07/2009	0	(1,161)	(1,161)
Buy		HSBC	92,984	07/2009	0	(762)	(762)
Buy		BCLY	97,383	09/2009	0	(161)	(161)
Buy		CITI	42,401	09/2009	67	0	67
Sell		DUB	23,254	09/2009	0	(87)	(87)
Buy		HSBC	133,642	09/2009	0	(195)	(195)
Sell		JPM	213,691	09/2009	0	(799)	(799)
Buy	EUR	BCLY	27,729	04/2009	1,454	0	1,454
Sell		CSFB	21,633	04/2009	0	(1,431)	(1,431)
Sell		HSBC	51,163	04/2009	0	(3,363)	(3,363)
Sell		RBC	1,540	04/2009	0	0	0
Buy		RBS	3,026	04/2009	0	(80)	(80)
Buy	GBP	BCLY	1,571	04/2009	23	0	23
Sell		BCLY	84	04/2009	2	0	2
Sell		DUB	9,793	04/2009	145	0	145
Sell		HSBC	740	04/2009	14	0	14
Sell		MSC	16,390	04/2009	192	0	192
Buy		RBS	3,405	04/2009	0	(69)	(69)
Sell		RBS	3,142	04/2009	0	(15)	(15)
Buy		UBS	4,200	04/2009	0	(170)	(170)
Sell	JPY	BNP	10,865,107	05/2009	1,885	0	1,885
Sell		MSC	10,865,107	06/2009	1,735	0	1,735

108	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	BCLY	1,900	05/2009	$1	$0	$1
Sell		BCLY	26,249	05/2009	26	0	26
Buy		CITI	4,576	05/2009	2	(43)	(41)
Sell		CITI	1,997	05/2009	0	(2)	(2)
Buy		HSBC	3,471	05/2009	0	(1)	(1)
Buy		JPM	1,900	05/2009	2	0	2
Buy		MLP	16,399	05/2009	0	(60)	(60)
Buy		CITI	1,997	11/2009	2	0	2
Sell		CITI	2,579	11/2009	0	(3)	(3)
Buy		JPM	1,522	11/2009	0	0	0
Buy	MYR	BCLY	1,978	08/2009	0	(16)	(16)
Sell	PHP	CITI	8,748	08/2009	3	0	3
Sell	PLN	BCLY	15,692	05/2009	625	0	625
Buy		HSBC	556	05/2009	0	(81)	(81)
Sell		HSBC	1,084	05/2009	49	0	49
Sell		JPM	132,302	05/2009	5,052	0	5,052
Buy		RBS	129,713	05/2009	0	(20,890)	(20,890)
Buy		UBS	18,810	05/2009	0	(3,006)	(3,006)
Buy	RUB	BCLY	23,780	05/2009	0	(21)	(21)
Sell		BCLY	60,931	05/2009	51	0	51
Buy		HSBC	14,028	05/2009	0	(167)	(167)
Buy		JPM	23,123	05/2009	0	(181)	(181)
Buy	SGD	CITI	27,773	04/2009	0	(775)	(775)
Buy		DUB	17,618	04/2009	0	(360)	(360)
Sell		DUB	72,565	04/2009	900	0	900
Buy		HSBC	6,875	04/2009	0	(181)	(181)
Buy		RBS	11,710	04/2009	0	(270)	(270)
Buy		UBS	8,743	04/2009	0	(164)	(164)
Sell		CITI	10,414	07/2009	139	0	139
Buy		DUB	89	07/2009	0	0	0
Buy		HSBC	10,443	07/2009	0	(360)	(360)

					$12,782	$(38,514)	$(25,732)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$6,768	$13,199,299	$1,951	$13,208,018
Short Sales, at value	0	(688,657)	0	(688,657)
Other Financial Instruments ++	87,678	(191,221)	(72,024)	(175,567)

Total	$94,446	$12,319,421	$(70,073)	$12,343,794

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$28,310	$(36,414)	$0	$29,125	$(11,400)	$(7,670)	$1,951
Other Financial Instruments ++	(132,025)	36,412	0	(17,044)	41,273	(640)	(72,024)

Total	$(103,715)	$(2)	$0	$12,081	$29,873	$(8,310)	$(70,073)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	109

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class A
03/31/2009	$12.54	$0.56	$(2.82)	$(2.26)	$(0.58)	$0.00
03/31/2008	12.74	0.89	(0.16)	0.73	(0.93)	0.00
03/31/2007	12.56	0.70	0.20	0.90	(0.68)	(0.04)
03/31/2006	12.60	0.81	(0.08)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.81	(0.22)	0.59	(0.70)	(0.07)
Class B
03/31/2009	12.47	0.46	(2.79)	(2.33)	(0.50)	0.00
03/31/2008	12.67	0.78	(0.14)	0.64	(0.84)	0.00
03/31/2007	12.49	0.60	0.21	0.81	(0.59)	(0.04)
03/31/2006	12.54	0.70	(0.07)	0.63	(0.62)	(0.06)
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)
Class C
03/31/2009	12.45	0.47	(2.80)	(2.33)	(0.50)	0.00
03/31/2008	12.65	0.78	(0.14)	0.64	(0.84)	0.00
03/31/2007	12.48	0.60	0.20	0.80	(0.59)	(0.04)
03/31/2006	12.54	0.71	(0.08)	0.63	(0.63)	(0.06)
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)

All Asset All Authority Fund
Class A
03/31/2009	$10.96	$0.55	$(1.88)	$(1.33)	$(0.48)	$(0.12)
03/31/2008	10.67	0.72	0.34	1.06	(0.77)	0.00
03/31/2007	10.61	0.58	0.05	0.63	(0.55)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.57	(0.39)	0.18	(0.51)	(0.02)
Class C
03/31/2009	10.92	0.50	(1.90)	(1.40)	(0.41)	(0.12)
03/31/2008	10.64	0.63	0.34	0.97	(0.69)	0.00
03/31/2007	10.58	0.50	0.06	0.56	(0.48)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.47	(0.35)	0.12	(0.48)	(0.02)

Fundamental Advantage Tax Efficient Strategy Fund
Class A
07/31/2008 - 03/31/2009	$9.95	$0.25	$(1.67)	$(1.42)	$0.00	$(0.50)
Class C
07/31/2008 - 03/31/2009	9.95	0.21	(1.67)	(1.46)	0.00	(0.50)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(d)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.

110	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.58)	$9.70	(18.33)%	$990,893	0.805	%(h)	0.805	%(h)	5.01%		89%
0.00	(0.93)	12.54	5.85	1,584,884	0.805	(h)	0.805	(h)	6.93		96
0.00	(0.72)	12.74	7.36	1,501,507	0.835	(e)	0.835	(e)	5.56		86
0.00	(0.77)	12.56	5.83	1,716,654	0.87	(d)	0.87	(d)	6.25		56
0.00	(0.77)	12.60	4.66	907,980	0.86	(b)	0.86	(b)	6.42		92

0.00	(0.50)	9.64	(18.98)	137,548	1.555	(i)	1.555	(i)	4.12		89
0.00	(0.84)	12.47	5.10	237,231	1.555	(i)	1.555	(i)	6.15		96
0.00	(0.63)	12.67	6.61	269,784	1.585	(e)	1.585	(e)	4.82		86
0.00	(0.68)	12.49	5.05	312,732	1.62	(d)	1.62	(d)	5.45		56
0.00	(0.69)	12.54	3.90	194,889	1.61	(c)	1.61	(c)	5.56		92

0.00	(0.50)	9.62	(18.99)	836,206	1.555	(i)	1.555	(i)	4.26		89
0.00	(0.84)	12.45	5.12	1,236,340	1.555	(i)	1.555	(i)	6.14		96
0.00	(0.63)	12.65	6.53	1,304,837	1.585	(e)	1.585(e	)	4.81		86
0.00	(0.69)	12.48	5.00	1,549,370	1.62	(d)	1.62	(d)	5.58		56
0.00	(0.69)	12.54	3.94	777,105	1.61	(c)	1.61	(c)	5.66		92

$0.00	$(0.60)	$9.03	(12.25)%	$544,594	1.16	%(g)	0.85%		5.63%		117%
0.00	(0.77)	10.96	10.31	363,665	2.47	(g)	0.85		6.66		116
0.00	(0.57)	10.67	6.16	236,772	2.41	(f)(g)	0.87	(f)	5.45		128
0.00	(0.53)	10.61	1.57	227,564	2.06	*(d)(g)	0.90	*(d)	8.00	*	62

0.00	(0.53)	8.99	(12.87)	248,865	1.91	(g)	1.60		5.10		117
0.00	(0.69)	10.92	9.44	168,527	3.26	(g)	1.60		5.86		116
0.00	(0.50)	10.64	5.43	140,296	3.16	(f)(g)	1.62	(f)	4.72		128
0.00	(0.50)	10.58	1.03	125,977	2.80	*(d)(g)	1.65	*(d)	6.62	*	62

$0.00	$(0.50)	$8.03	(13.94)%	$629	1.29	%*	1.29	%*	4.66	%*	201%

0.00	(0.50)	7.99	(14.35)	48	2.04	*	2.04	*	3.84	*	201

(e)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(f)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(g)	Ratio of expenses to average net assets included line of credit expenses.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.825%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.575%.

Annual Report	March 31, 2009	111

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Fundamental Advantage Total Return Strategy Fund
Class A
07/31/2008 - 03/31/2009	$9.81	$0.24	$(0.56)	$(0.32)	$(0.02)	$(5.11)
Class C
07/31/2008 - 03/31/2009	9.81	0.21	(0.49)	(0.28)	(0.01)	(5.11)

Fundamental IndexPLUSTM TR Fund
Class A
03/31/2009	$9.38	$0.38	$(4.85)	$(4.47)	$0.00	$(0.08)
03/31/2008	10.42	0.47	(0.83)	(0.36)	(0.15)	0.00
03/31/2007	10.27	0.40	1.09	1.49	(1.34)	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.44)	0.00
Class C
03/31/2009	9.32	0.33	(4.81)	(4.48)	0.00	(0.08)
03/31/2008	10.39	0.39	(0.84)	(0.45)	(0.10)	0.00
03/31/2007	10.26	0.33	1.09	1.42	(1.29)	0.00
06/30/2005 - 03/31/2006	10.00	0.20	0.47	0.67	(0.41)	0.00

Global Multi-Asset Fund
Class A
10/29/2008 - 03/31/2009	$10.00	$0.17	$(0.55)	$(0.38)	$(0.32)	$0.00
Class C
10/29/2008 - 03/31/2009	10.00	0.08	(0.48)	(0.40)	(0.32)	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Class A
03/31/2009	$9.51	$0.34	$(5.11)	$(4.77)	$0.00	$(0.06)
03/31/2008	10.20	0.45	(0.32)	0.13	(0.38)	0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.47	0.61	(0.41)	0.00
Class C
03/31/2009	9.45	0.30	(5.07)	(4.77)	0.00	(0.06)
03/31/2008	10.19	0.37	(0.32)	0.05	(0.34)	0.00
11/30/2006 - 03/31/2007	10.00	0.12	0.46	0.58	(0.39)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.76%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.42%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.81%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.55%.

112	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(5.13)	$4.36	(1.90)%	$764	2.89	%*	1.29	%*	6.65	%*	621%

0.00	(5.12)	4.41	(1.59)	387	3.43	*	2.04	*	5.14	*	621

$(0.04)	$(0.12)	$4.79	(47.81)%	$7,882	2.07%		1.19%		5.17%		564%
(0.53)	(0.68)	9.38	(4.01)	27,595	1.70		1.19		4.49		279
0.00	(1.34)	10.42	15.00	27,519	1.14		1.14		3.85		464
0.00	(0.44)	10.27	7.19	24,117	1.15	*	1.15	*	3.40	*	426

(0.02)	(0.10)	4.74	(48.13)	2,941	2.79		1.94		4.34		564
(0.52)	(0.62)	9.32	(4.83)	11,296	2.43		1.94		3.72		279
0.00	(1.29)	10.39	14.23	13,045	1.89		1.89		3.20		464
0.00	(0.41)	10.26	6.75	5,726	1.90	*	1.90	*	2.64	*	426

$0.00	$(0.32)	$9.30	(3.91)%	$41,693	1.12	%*(e)	1.12	%*(e)	4.38	%*	83%

0.00	(0.32)	9.28	(4.13)	16,972	1.87	*(f)	1.87	*(f)	1.99	*	83

$(0.11)	$(0.17)	$4.57	(50.47)%	$540	2.10%		1.04%		4.69%		456%
(0.44)	(0.82)	9.51	0.86	1,881	2.11	(d)	1.06	(d)	4.47		384
0.00	(0.41)	10.20	6.25	68	1.09	*(b)	1.09	*(b)	4.33	*	197

(0.09)	(0.15)	4.53	(50.76)	71	2.88		1.79		3.97		456
(0.45)	(0.79)	9.45	0.06	398	2.60	(d)	1.81	(d)	3.65		384
0.00	(0.39)	10.19	5.95	83	1.84	*(c)	1.84	*(c)	3.54	*	197

Annual Report	March 31, 2009	113

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class A
03/31/2009	$10.23	$0.53	$(4.38)	$(3.85)	$0.00	$0.00
03/31/2008	12.17	0.53	(2.13)	(1.60)	(0.28)	(0.06)
03/31/2007	12.33	0.47	1.17	1.64	(1.80)	0.00
03/31/2006	10.39	0.37	2.97	3.34	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.04)	(0.34)
Class B
03/31/2009	10.08	0.46	(4.29)	(3.83)	0.00	0.00
03/31/2008	12.03	0.43	(2.11)	(1.68)	(0.21)	(0.06)
03/31/2007	12.21	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.95	3.22	(1.34)	0.00
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)
Class C
03/31/2009	10.10	0.46	(4.30)	(3.84)	0.00	0.00
03/31/2008	12.04	0.43	(2.10)	(1.67)	(0.21)	(0.06)
03/31/2007	12.22	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.96	3.23	(1.34)	0.00
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)

RealEstateRealReturn Strategy Fund
Class A
03/31/2009	$5.95	$0.15	$(4.06)	$(3.91)	$0.00	$0.00
03/31/2008	7.51	0.32	(1.12)	(0.80)	(0.76)	0.00
03/31/2007	9.12	0.24	1.30	1.54	(3.15)	0.00
03/31/2006	9.26	0.40	2.58	2.98	(3.02)	(0.10)
03/31/2005	11.95	0.26	1.29	1.55	(3.95)	(0.22)
Class B
03/31/2009	5.84	0.12	(3.98)	(3.86)	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.33	2.54	2.87	(2.95)	(0.10)
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)
Class C
03/31/2009	5.84	0.11	(3.97)	(3.86)	0.00	0.00
03/31/2008	7.39	0.28	(1.11)	(0.83)	(0.72)	0.00
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.32	2.55	2.87	(2.95)	(0.10)
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.

114	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$0.00	$6.38	(37.63)%	$5,192	2.95%		1.15%		6.19%	1,001%
0.00	(0.34)	10.23	(13.59)	11,923	2.03	(d)	1.18	(d)	4.39	908
0.00	(1.80)	12.17	14.16	18,187	1.23	(c)	1.22	(c)	3.86	696
0.00	(1.40)	12.33	32.93	19,522	1.28	(b)	1.28	(b)	3.11	682
(0.15)	(1.53)	10.39	9.70	2,643	1.35		1.35		0.91	666

0.00	0.00	6.25	(38.00)	2,702	3.72		1.90		5.32	1,001
0.00	(0.27)	10.08	(14.31)	9,274	2.80	(d)	1.93	(d)	3.66	908
0.00	(1.71)	12.03	13.32	14,625	1.98	(c)	1.97	(c)	3.12	696
0.00	(1.34)	12.21	31.97	14,053	2.03	(b)	2.03	(b)	2.34	682
(0.15)	(1.50)	10.33	8.83	1,952	2.10		2.10		0.29	666

0.00	0.00	6.26	(38.02)	2,751	3.72		1.90		5.39	1,001
0.00	(0.27)	10.10	(14.22)	8,140	2.78	(d)	1.93	(d)	3.65	908
0.00	(1.71)	12.04	13.30	12,356	1.98	(c)	1.97	(c)	3.12	696
0.00	(1.34)	12.22	32.02	12,639	2.03	(b)	2.03	(b)	2.33	682
(0.15)	(1.49)	10.33	8.92	2,397	2.10		2.10		0.04	666

$0.00	$0.00	$2.04	(65.71)%	$6,874	1.30%		1.19%		3.43%	1288%
0.00	(0.76)	5.95	(10.18)	23,420	1.20		1.19		5.03	900
0.00	(3.15)	7.51	19.57	39,649	1.19		1.19		2.71	538
0.00	(3.12)	9.12	35.66	39,523	1.21	(b)	1.21	(b)	3.95	337
(0.07)	(4.24)	9.26	10.22	21,648	1.24		1.24		2.40	510

0.00	0.00	1.98	(66.10)	1,926	2.06		1.94		2.67	1288
0.00	(0.72)	5.84	(10.81)	6,843	1.95		1.94		4.42	900
0.00	(3.09)	7.39	18.73	15,348	1.94		1.94		1.90	538
0.00	(3.05)	9.02	34.49	12,290	1.97	(b)	1.97	(b)	3.23	337
(0.07)	(4.19)	9.20	9.29	7,407	1.99		1.99		1.50	510

0.00	0.00	1.98	(66.10)	4,009	2.06		1.94		2.65	1288
0.00	(0.72)	5.84	(10.79)	13,271	1.95		1.94		4.35	900
0.00	(3.09)	7.39	18.72	27,610	1.94		1.94		1.89	538
0.00	(3.05)	9.02	34.50	23,781	1.96	(b)	1.96	(b)	3.19	337
(0.07)	(4.19)	9.20	9.33	14,311	1.99		1.99		1.61	510

(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.

Annual Report	March 31, 2009	115

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Small Cap StocksPLUS® TR Fund
Class A
03/31/2009	$9.06	$0.27	$(3.68)	$(3.41)	$0.00	$0.00
03/31/2008	10.58	0.43	(1.44)	(1.01)	(0.39)	(0.12)
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.13)	0.00
Class C
03/31/2009	8.97	0.22	(3.65)	(3.43)	0.00	0.00
03/31/2008	10.52	0.35	(1.44)	(1.09)	(0.34)	(0.12)
07/31/2006 - 03/31/2007	9.13	0.24	1.28	1.52	(0.13)	0.00

StocksPLUS® Fund
Class A
03/31/2009	$9.69	$0.29	$(4.60)	$(4.31)	$(0.59)	$0.00
03/31/2008	10.80	0.48	(1.01)	(0.53)	(0.58)	0.00
03/31/2007	10.14	0.42	0.66	1.08	(0.42)	0.00
03/31/2006	9.48	0.29	0.60	0.89	(0.23)	0.00
03/31/2005	9.47	0.10	0.40	0.50	(0.49)	0.00
Class B
03/31/2009	9.45	0.23	(4.48)	(4.25)	(0.54)	0.00
03/31/2008	10.54	0.39	(0.99)	(0.60)	(0.49)	0.00
03/31/2007	9.90	0.33	0.65	0.98	(0.34)	0.00
03/31/2006	9.27	0.20	0.61	0.81	(0.18)	0.00
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00
Class C
03/31/2009	9.53	0.24	(4.51)	(4.27)	(0.56)	0.00
03/31/2008	10.62	0.42	(0.99)	(0.57)	(0.52)	0.00
03/31/2007	9.98	0.37	0.64	1.01	(0.37)	0.00
03/31/2006	9.35	0.23	0.60	0.83	(0.20)	0.00
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.54%.

116	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.03)	$(0.03)	$5.62	(37.73)%	$823	1.48%		1.09%		3.95%		609%
0.00	(0.51)	9.06	(9.95)	161	1.97	(f)	1.11	(f)	4.25		403
0.00	(0.13)	10.58	17.29	97	1.14	*(c)	1.14	*(c)	4.21	*	671

0.00	0.00	5.54	(38.24)	744	2.32		1.84		3.24		609
0.00	(0.46)	8.97	(10.74)	444	2.71	(f)	1.86	(f)	3.52		403
0.00	(0.13)	10.52	16.64	196	1.89	*(d)	1.89	*(d)	3.46	*	671

$0.00	$(0.59)	$4.79	(46.61)%	$53,364	1.52%		0.90%		3.82%		425%
0.00	(0.58)	9.69	(5.33)	101,021	1.03	(g)	0.93	(g)	4.35		67
0.00	(0.42)	10.80	10.80	132,721	0.97	(e)	0.97	(e)	4.07		76
0.00	(0.23)	10.14	9.50	139,925	1.03	(b)	1.03	(b)	2.93		239
0.00	(0.49)	9.48	5.39	144,810	1.05		1.05		1.05		371

0.00	(0.54)	4.66	(46.99)	6,937	2.25		1.65		3.04		425
0.00	(0.49)	9.45	(6.00)	21,826	1.78	(g)	1.68	(g)	3.61		67
0.00	(0.34)	10.54	10.00	35,864	1.72	(e)	1.72	(e)	3.28		76
0.00	(0.18)	9.90	8.75	59,698	1.78	(b)	1.78	(b)	2.11		239
0.00	(0.42)	9.27	4.46	101,416	1.80		1.80		0.23		371

0.00	(0.56)	4.70	(46.88)	29,321	2.02		1.40		3.31		425
0.00	(0.52)	9.53	(5.69)	72,282	1.53	(g)	1.43	(g)	3.85		67
0.00	(0.37)	10.62	10.24	96,352	1.47	(e)	1.47	(e)	3.57		76
0.00	(0.20)	9.98	8.90	109,035	1.53	(b)	1.53	(b)	2.41		239
0.00	(0.44)	9.35	4.82	133,950	1.55		1.55		0.51		371

(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 4.16%.
(e)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(f)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(g)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.

Annual Report	March 31, 2009	117

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Total Return Fund
Class A
03/31/2009	$10.04	$0.48	$(5.10)	$(4.62)	$(0.51)	$0.00
03/31/2008	11.89	0.55	(0.71)	(0.16)	(0.61)	(1.08)
03/31/2007	11.74	0.48	0.88	1.36	(0.46)	(0.75)
03/31/2006	12.40	0.41	0.77	1.18	(0.63)	(1.21)
03/31/2005	12.16	0.11	0.66	0.77	(0.11)	(0.42)
Class B
03/31/2009	9.85	0.42	(5.01)	(4.59)	(0.46)	0.00
03/31/2008	11.71	0.45	(0.69)	(0.24)	(0.54)	(1.08)
03/31/2007	11.59	0.39	0.86	1.25	(0.38)	(0.75)
03/31/2006	12.26	0.31	0.78	1.09	(0.55)	(1.21)
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)
Class C
03/31/2009	9.87	0.42	(5.02)	(4.60)	(0.46)	0.00
03/31/2008	11.73	0.45	(0.69)	(0.24)	(0.54)	(1.08)
03/31/2007	11.60	0.39	0.86	1.25	(0.37)	(0.75)
03/31/2006	12.27	0.31	0.77	1.08	(0.54)	(1.21)
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)

StocksPLUS® TR Short Strategy Fund
Class A
03/31/2009	$9.39	$0.35	$2.92	$3.27	$(0.27)	$(5.66)
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00
Class C
03/31/2009	9.36	0.27	2.91	3.18	(0.23)	(5.66)
03/31/2008	8.36	0.29	1.06	1.35	(0.35)	0.00
07/31/2006 - 03/31/2007	9.15	0.20	(0.67)	(0.47)	(0.32)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.

118	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.06)	$(0.57)	$4.85	(47.17)%	$12,052	2.97%		1.04%		6.20%		521%
0.00	(1.69)	10.04	(2.71)	25,661	2.68	(f)	1.07	(f)	4.64		411
0.00	(1.21)	11.89	11.77	39,296	1.11	(e)	1.11	(e)	4.07		284
0.00	(1.84)	11.74	9.74	41,234	1.17	(d)	1.17	(d)	3.28		322
0.00	(0.53)	12.40	6.24	40,704	1.19	(b)	1.19	(b)	0.89		414

(0.06)	(0.52)	4.74	(47.62)	5,619	3.75		1.79		5.42		521
0.00	(1.62)	9.85	(3.40)	16,220	3.47	(f)	1.82	(f)	3.90		411
0.00	(1.13)	11.71	10.87	20,416	1.86	(e)	1.86	(e)	3.34		284
0.00	(1.76)	11.59	9.05	19,425	1.92	(d)	1.92	(d)	2.54		322
0.00	(0.48)	12.26	5.42	15,881	1.94	(c)	1.94	(c)	0.16		414

(0.06)	(0.52)	4.75	(47.61)	6,559	3.74		1.79		5.43		521
0.00	(1.62)	9.87	(3.39)	17,702	3.43	(f)	1.82	(f)	3.89		411
0.00	(1.12)	11.73	10.93	24,131	1.86	(e)	1.86	(e)	3.33		284
0.00	(1.75)	11.60	8.98	26,952	1.92	(d)	1.92	(d)	2.49		322
0.00	(0.48)	12.27	5.41	29,975	1.94	(c)	1.94	(c)	0.16		414

$0.00	$(5.93)	$6.73	45.90%	$44,892	2.09%		1.09%		4.08%		515%
0.00	(0.40)	9.39	17.79	39,964	1.61	(g)	1.11	(g)	3.75		220
0.00	(0.36)	8.37	(4.51)	647	1.14	*	1.14	*	4.31	*	413

0.00	(5.89)	6.65	44.87	10,698	2.97		1.84		3.33		515
0.00	(0.35)	9.36	16.84	2,888	2.49	(g)	1.86	(g)	3.30		220
0.00	(0.32)	8.36	(5.09)	97	1.89	*	1.89	*	3.60	*	413

(d)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(e)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(f)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(g)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

Annual Report	March 31, 2009	119

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

CommodityRealReturn Strategy Fund®
Class A
03/31/2009	$18.17	$0.32	$(9.56)	$(9.24)	$(0.65)	$(2.09)
03/31/2008	14.50	0.63	4.03	4.66	(0.99)	0.00
03/31/2007	13.93	0.36	0.72	1.08	(0.51)	0.00
03/31/2006	16.22	0.59	(0.17)	0.42	(1.82)	(0.07)
03/31/2005	15.65	0.38	1.14	1.52	(0.77)	(0.18)
Class B
03/31/2009	18.01	0.22	(9.48)	(9.26)	(0.55)	(2.09)
03/31/2008	14.37	0.51	4.00	4.51	(0.87)	0.00
03/31/2007	13.81	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.14	0.47	(0.18)	0.29	(1.73)	(0.07)
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)
Class C
03/31/2009	17.98	0.22	(9.45)	(9.23)	(0.56)	(2.09)
03/31/2008	14.35	0.51	3.99	4.50	(0.87)	0.00
03/31/2007	13.79	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.12	0.46	(0.17)	0.29	(1.72)	(0.07)
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)

(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.00%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.28%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.04%.

120	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(2.74)	$6.19	(51.10)%	$1,011,097	1.60	%(h)	1.24	%(i)	2.49%	979%
0.00	(0.99)	18.17	33.35	2,493,012	1.25	(d)	1.24	(e)	4.04	697
0.00	(0.51)	14.50	7.95	1,987,771	1.24	(b)	1.24	(b)	2.49	603
(0.82)	(2.71)	13.93	1.74	2,430,814	1.24		1.24		3.73	292
0.00	(0.95)	16.22	10.37	1,864,428	1.24		1.24		2.47	264

0.00	(2.64)	6.11	(51.50)	84,196	2.35	(j)	1.99	(k)	1.75	979
0.00	(0.87)	18.01	32.48	245,252	2.00	(f)	1.99	(g)	3.32	697
0.00	(0.40)	14.37	7.11	228,623	1.99	(c)	1.99	(c)	1.70	603
(0.82)	(2.62)	13.81	0.93	302,114	1.99		1.99		3.02	292
0.00	(0.84)	16.14	9.53	287,035	1.99		1.99		1.75	264

0.00	(2.65)	6.10	(51.47)	429,408	2.35	(j)	1.99	(k)	1.73	979
0.00	(0.87)	17.98	32.45	1,143,836	2.00	(f)	1.99	(g)	3.33	697
0.00	(0.40)	14.35	7.11	1,053,975	1.99	(c)	1.99	(c)	1.69	603
(0.83)	(2.62)	13.79	0.94	1,452,885	1.99		1.99		2.97	292
0.00	(0.84)	16.12	9.53	1,253,299	1.99		1.99		1.77	264

(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.03%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.69%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.44%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.

Annual Report	March 31, 2009	121

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM TR Fund	Global Multi-Asset Global Fund

Assets:
Investments, at value	$0	$0	$4,200	$387,428	$1,051,766	$137,962
Investments in Affiliates, at value	11,299,599	1,681,485	0	33,711	14,233	131,775
Repurchase agreements, at value	0	266	356	5,600	5,190	2,517
Cash	0	0	1	1,060	0	1
Deposits with counterparty	0	0	70	26,678	2,098	2,961
Foreign currency, at value	0	0	0	446	2,054	108
Receivable for investments sold	0	0	814	70,810	209,039	0
Receivable for investments in Affiliates sold	56,182	5,363	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	489	0
Receivable for Fund shares sold	8,349	9,038	144	12	41	3,269
Interest and dividends receivable	0	0	76	2,755	6,330	887
Dividends receivable from Affiliates	26,512	4,197	0	6	13	218
Variation margin receivable	0	0	0	36	221	530
Manager reimbursement receivable	335	0	0	0	0	0
Swap premiums paid	0	0	0	760	533	1,090
Unrealized appreciation on foreign currency contracts	0	0	0	323	457	2
Unrealized appreciation on swap agreements	0	0	2,438	24,653	48,463	5,749
Other assets	0	0	0	0	0	0
	11,390,977	1,700,349	8,099	554,278	1,340,927	287,069

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$221,525	$123,942	$0
Payable for investments purchased	0	0	1,298	53,515	299,292	5,663
Payable for investments in Affiliates purchased	55,708	9,826	0	6	13	218
Payable for investments purchased on a delayed-delivery basis	0	0	0	5,441	129,432	0
Payable for short sales	0	0	0	18,683	93,790	0
Payable to counterparty	0	0	0	21,671	34,877	4,370
Payable for Fund shares redeemed	30,801	2,879	0	5	15,580	232
Payable for line of credit	0	199,861	0	0	0	0
Payable to advisor	27,997	0	0	0	0	0
Overdraft due to custodian	0	0	0	0	1,065	0
Written options outstanding	0	0	0	151	123	197
Accrued investment advisory fee	1,565	235	3	114	282	93
Accrued supervisory and administrative fee	1,027	283	1	44	132	27
Accrued distribution fee	614	147	0	0	2	8
Accrued servicing fee	436	167	0	0	3	12
Variation margin payable	0	0	5	2,982	0	0
Recoupment payable to Manager	0	0	0	21	2	3
Swap premiums received	0	0	0	2,051	3,040	5,104
Unrealized depreciation on foreign currency contracts	0	0	0	912	1,585	5
Unrealized depreciation on swap agreements	0	0	1,996	5,524	100,045	3,872
Other liabilities	0	0	0	0	0	0
	118,148	213,398	3,303	332,645	803,205	19,804

Net Assets	$11,272,829	$1,486,951	$4,796	$221,633	$537,722	$267,265

Net Assets Consist of:
Paid in capital	$15,125,097	$1,749,003	$5,694	$218,070	$618,538	$272,370
Undistributed (overdistributed) net investment income	21,548	2,070	(442)	(19,050)	43,317	(1,575)
Accumulated undistributed net realized gain (loss)	(1,985,537)	(130,191)	72	50,243	(27,763)	(6,500)
Net unrealized appreciation (depreciation)	(1,888,279)	(133,931)	(528)	(27,630)	(96,370)	2,970
	$11,272,829	$1,486,951	$4,796	$221,633	$537,722	$267,265

Net Assets:
Class A	$990,893	$544,594	$629	$764	$7,882	$41,693
Class B	137,548	0	0	0	0	0
Class C	836,206	248,865	48	387	2,941	16,972
Other Classes	9,308,182	693,492	4,119	220,482	526,899	208,600

Shares Issued and Outstanding:
Class A	102,113	60,285	78	175	1,645	4,483
Class B	14,265	0	0	0	0	0
Class C	86,874	27,687	6	88	621	1,830

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$9.70	$9.03	$8.03	$4.36	$4.79	$9.30
Class B	9.64	NA	NA	NA	NA	NA
Class C	9.62	8.99	7.99	4.41	4.74	9.28

Cost of Investments Owned	$0	$0	$5,153	$425,254	$1,101,529	$137,836
Cost of Investments in Affiliates Owned	$13,187,877	$1,815,416	$0	$33,711	$14,233	$135,580
Cost of Repurchase Agreements Owned	$0	$266	$356	$5,600	$5,190	$2,517
Cost of Foreign Currency Held	$0	$0	$0	$442	$2,060	$107
Proceeds Received on Short Sales	$0	$0	$0	$18,472	$92,593	$0
Premiums Received on Written Options	$0	$0	$0	$289	$368	$197

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

122	PIMCO Funds	See Accompanying Notes

March 31, 2009

International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	RealEstate RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$68,565	$746,035	$556,728	$688,477	$421,817	$257,868	$168,716
7,103	21,009	14,011	238	25,014	14,906	5,006
1,170	1,713	0	5,510	1,737	1,190	6,139
1	389	520	2	341	0	1,055
242	1,902	1,418	35,995	9,365	6,581	20,702
302	3,211	704	655	3,512	903	710
12,358	87,539	236,088	52,567	53,548	115,033	44,676
0	0	0	0	0	0	0
0	5,491	43,153	9,423	4,613	20,960	0
0	9	62	2,041	106	16	6,154
415	4,320	3,536	4,680	1,346	1,546	1,030
1	4	6	17	8	2	3
16	323	42	5,905	7,283	1,025	78
0	0	0	0	0	0	0
178	1,033	377	110	18	274	304
55	1,942	390	74	684	220	147
3,538	31,100	9,540	7,951	5,058	1,816	2,382
0	0	0	0	7	0	0
93,944	906,020	866,575	813,645	534,457	422,340	257,102

$13,231	$328,777	$235,564	$0	$158,508	$83,547	$53,984
32,216	146,833	189,289	201,663	85,032	107,976	66,835
1	5	6	17	8	3	3
2,339	57,293	92,373	108,938	0	28,679	4,877
0	54,391	134,739	932	10,380	58,114	1,246
4,850	37,811	29,232	10,160	6,670	1,610	300
0	19	73	34,992	878	31	699
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	601	0
3	62	851	133	35	22	126
12	82	71	208	45	39	46
8	56	39	118	56	28	39
0	3	3	1	17	7	7
0	3	4	0	17	5	22
0	0	0	5	6,632	251	1,429
3	0	0	16	0	0	0
428	10,471	3,663	567	2,307	1,044	1,089
283	8,278	982	1,335	1,742	851	559
1,843	30,101	7,409	2,339	23,659	9,097	3,526
0	0	67	0	0	0	0
55,217	674,185	694,365	361,424	295,986	291,905	134,787

$38,727	$231,835	$172,210	$452,221	$238,471	$130,435	$122,315

$46,759	$280,872	$314,156	$672,853	$691,530	$301,581	$90,333
(3,004)	(11,000)	(6,836)	(7,527)	2,632	3,102	5,443
(2,066)	(1,494)	(134,384)	(234,811)	(399,268)	(160,374)	41,773
(2,962)	(36,543)	(726)	21,706	(56,423)	(13,874)	(15,234)
$38,727	$231,835	$172,210	$452,221	$238,471	$130,435	$122,315

$540	$5,192	$6,874	$823	$53,364	$12,052	$44,892
0	2,702	1,926	0	6,937	5,619	0
71	2,751	4,009	744	29,321	6,559	10,698
38,116	221,190	159,401	450,654	148,849	106,205	66,725

118	814	3,376	147	11,137	2,487	6,673
0	432	972	0	1,489	1,184	0
16	439	2,022	134	6,235	1,381	1,609

$4.57	$6.38	$2.04	$5.62	$4.79	$4.85	$6.73
NA	6.25	1.98	NA	4.66	4.74	NA
4.53	6.26	1.98	5.54	4.70	4.75	6.65

$74,094	$784,744	$558,101	$700,919	$467,245	$271,372	$180,886
$7,102	$21,007	$14,010	$238	$25,013	$14,905	$5,006
$1,170	$1,713	$0	$5,510	$1,737	$1,190	$6,139
$301	$3,196	$714	$651	$3,505	$907	$711
$0	$53,863	$130,823	$932	$10,266	$57,507	$1,231
$12	$198	$426	$667	$96	$57	$241

Annual Report	March 31, 2009	123

Consolidated Statement of Assets and Liabilities	March 31, 2009

(Amounts in thousands, except per share amounts)	Commodity RealReturn Strategy Fund®

Assets:
Investments, at value	$12,752,339
Investments in Affiliates, at value	2,840
Repurchase agreements, at value	452,839
Cash	7,081
Deposits with counterparty	12,439
Foreign currency, at value	17,088
Receivable for investments sold	884,682
Receivable for investments sold on a delayed-delivery basis	3,130
Receivable for Fund shares sold	39,664
Interest and dividends receivable	77,967
Dividends receivable from Affiliates	142
Variation margin receivable	1,402
Swap premiums paid	14,183
Unrealized appreciation on foreign currency contracts	12,782
Unrealized appreciation on swap agreements	130,441
Other assets	729
14,409,748

Liabilities:
Payable for reverse repurchase agreements	$3,404,178
Payable for investments purchased	707,944
Payable for investments in Affiliates purchased	142
Payable for investments purchased on a delayed-delivery basis	1,954,049
Payable for short sales	688,657
Payable to counterparty	171,141
Payable for Fund shares redeemed	62,966
Written options outstanding	65,492
Accrued investment advisory fee	3,131
Accrued supervisory and administrative fee	1,918
Accrued distribution fee	394
Accrued servicing fee	372
Swap premiums received	30,758
Unrealized depreciation on foreign currency contracts	38,514
Unrealized depreciation on swap agreements	302,462
Other liabilities	924
7,433,042

Net Assets	$6,976,706

Net Assets Consist of:
Paid in capital	$8,062,783
Undistributed net investment income	236,807
Accumulated undistributed net realized (loss)	(952,354)
Net unrealized (depreciation)	(370,530)
$6,976,706

Net Assets:
Class A	$1,011,097
Class B	84,196
Class C	429,408
Other Classes	5,452,005

Shares Issued and Outstanding:
Class A	163,300
Class B	13,786
Class C	70,358

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$6.19
Class B	6.11
Class C	6.10

Cost of Investments Owned	$12,960,766
Cost of Investments in Affiliates Owned	$2,841
Cost of Repurchase Agreements Owned	$452,839
Cost of Foreign Currency Held	$17,022
Proceeds Received on Short Sales	$680,344
Premiums Received on Written Options	$22,715

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

124	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM TR Fund	Global Multi-Asset Fund (1)

Investment Income:
Interest	$121	$45	$376	$25,913	$36,602	$728
Dividends	0	0	2	600	270	0
Dividends from Affiliate investments	804,933	84,914	0	8	19	5,591
Miscellaneous income	0	0	0	1	10	0
Total Income	805,054	84,959	378	26,522	36,901	6,319

Expenses:
Investment advisory fees	24,005	2,553	45	2,830	2,785	567
Supervisory and administrative fees	16,919	3,262	18	1,107	1,340	70
Distribution fees - Class B	1,427	0	0	0	0	0
Distribution fees - Class C	8,141	1,643	0	1	51	19
Servicing fees - Class A	3,451	1,243	0	1	50	15
Servicing fees - Class B	476	0	0	0	0	0
Servicing fees - Class C	2,714	548	0	0	17	6
Distribution and/or servicing fees - Other Classes	1,041	120	0	0	18	6
Trustees’ fees	0	0	0	1	1	0
Organization expense	0	0	23	21	0	111
Interest expense	161	3,911	0	2,634	4,223	3
Miscellaneous expense	0	0	0	0	3	0
Total Expenses	58,335	13,280	86	6,595	8,488	797
Reimbursement by Manager	(3,424)	0	(22)	0	0	(378)
Net Expenses	54,911	13,280	64	6,595	8,488	419

Net Investment Income	750,143	71,679	314	19,927	28,413	5,900

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(134)	(12,058)	1,825	97
Net realized gain (loss) on Affiliate investments	(1,841,540)	(129,255)	0	3	14	33
Net capital gain distributions received from Underlying Funds	154,064	37,447	0	0	0	616
Net realized (loss) on futures contracts, written options and swaps	0	0	(581)	(14,696)	(263,295)	(9,804)
Net realized gain on foreign currency transactions	0	0	0	226	5,057	9
Net change in unrealized appreciation (depreciation) on investments	(118,759)	(26,867)	(968)	(39,128)	(56,359)	126
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,888,278)	(133,931)	0	0	0	(3,805)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	477	12,110	(12,512)	6,650
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(579)	(2,570)	(1)
Net (Loss)	(3,694,513)	(252,606)	(1,206)	(54,122)	(327,840)	(6,079)

Net (Decrease) in Net Assets Resulting from Operations	$(2,944,370)	$(180,927)	$(892)	$(34,195)	$(299,427)	$(179)

(1)	Period from October 29, 2008 to March 31, 2009.

Annual Report	March 31, 2009	125

Statements of Operations (Cont.)

Year Ended March 31, 2009
(Amounts in thousands)	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	RealEstate RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest	$3,900	$29,135	$27,882	$16,473	$23,587	$17,978	$11,891
Dividends	1	531	20	741	1,367	194	134
Dividends from Affiliate investments	2	5	7	22	9	4	4
Miscellaneous income	1	20	4	1	12	3	3
Total Income	3,904	29,691	27,913	17,237	24,975	18,179	12,032

Expenses:
Investment advisory fees	224	1,469	3,171	1,533	1,183	774	878
Supervisory and administrative fees	147	1,016	1,725	873	1,403	569	608
Distribution fees - Class B	0	42	38	0	103	83	0
Distribution fees - Class C	1	38	79	4	266	92	42
Servicing fees - Class A	2	21	47	2	185	47	96
Servicing fees - Class B	0	14	13	0	34	28	0
Servicing fees - Class C	1	13	26	1	133	30	14
Distribution and/or servicing fees - Other Classes	3	14	51	0	37	15	71
Trustees’ fees	0	0	1	1	1	0	0
Interest expense	596	5,589	858	1,150	2,846	3,807	1,759
Miscellaneous expense	3	1	2	17	2	1	1
Total Expenses	977	8,217	6,011	3,581	6,193	5,446	3,469

Net Investment Income	2,927	21,474	21,902	13,656	18,782	12,733	8,563

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,972)	10,545	(112,255)	9,434	(23,111)	(16,705)	(9,762)
Net realized gain on Affiliate investments	0	1	3	16	4	1	1
Net realized gain (loss) on futures contracts, written options and swaps	(34,166)	(224,306)	(541,069)	(261,169)	(223,140)	(106,132)	94,434
Net realized gain (loss) on foreign currency transactions	946	68,698	(1,330)	1,547	9,071	2,258	1,606
Net change in unrealized (depreciation) on investments	(5,239)	(43,515)	(6,695)	(12,264)	(32,889)	(15,243)	(13,901)
Net change in unrealized appreciation on Affiliate investments	1	2	1	0	1	1	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(290)	4,192	(23,043)	34,389	(4,500)	4,956	(4,473)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(822)	(4,045)	(902)	(1,351)	(6,596)	(2,274)	(1,064)
Net Gain (Loss)	(41,542)	(188,428)	(685,290)	(229,398)	(281,160)	(133,138)	66,841

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,615)	$(166,954)	$(663,388)	$(215,742)	$(262,378)	$(120,405)	$75,404

126	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2009
(Amounts in thousands)	Commodity RealReturn Strategy Fund®

Investment Income:
Interest	$406,240
Dividends	560
Dividends from Affiliate investments	308
Miscellaneous income	123
Total Income	407,231

Expenses:
Investment advisory fees	56,152
Supervisory and administrative fees	37,003
Distribution fees - Class B	1,248
Distribution fees - Class C	5,972
Servicing fees - Class A	4,368
Servicing fees - Class B	416
Servicing fees - Class C	1,991
Distribution and/or servicing fees - Other Classes	4,612
Trustees’ fees	17
Interest expense	38,280
Miscellaneous expense	30
Total Expenses	150,089
Reimbursement by Manager	(8,906)
Net Expenses	141,183

Net Investment Income	266,048

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(663,817)
Net realized gain on Affiliate investments	133
Net realized (loss) on futures contracts, written options and swaps	(5,381,212)
Net realized gain on foreign currency transactions	37,929
Net change in unrealized (depreciation) on investments	(1,135,253)
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized appreciation on futures contracts, written options and swaps	124,418
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(39,438)
Net (Loss)	(7,057,241)

Net (Decrease) in Net Assets Resulting from Operations	$(6,791,193)

Annual Report	March 31, 2009	127

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental Advantage Tax Efficient Strategy Fund		Fundamental Advantage Total Return Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Period from February 29, 2008 to March 31, 2008	Year Ended March 31, 2009	Period from February 29, 2008 to March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$750,143	$982,396	$71,679	$48,518	$314	$6	$19,927	$120
Net realized gain (loss)	0	0	0	0	(715)	24	(26,528)	758
Net realized gain (loss) on Affiliate investments	(1,841,540)	(79,686)	(129,255)	(3,616)	0	0	3	0
Net capital gain distributions received from Underlying Funds	154,064	21,213	37,447	992	0	0	0	0
Net change in unrealized appreciation (depreciation)	(118,759)	0	(26,867)	0	(491)	(37)	(27,597)	(33)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,888,278)	(141,480)	(133,931)	22,157	0	0	0	0
Net increase (decrease) resulting from operations	(2,944,370)	782,443	(180,927)	68,051	(892)	(7)	(34,195)	845

Distributions to Shareholders:
From net investment income
Class A	(68,964)	(107,607)	(25,675)	(17,594)	0	0	(1)	0
Class B	(8,058)	(16,110)	0	0	0	0	0	0
Class C	(47,376)	(78,471)	(10,282)	(8,268)	0	0	0	0
Other Classes	(629,967)	(813,044)	(34,203)	(24,330)	0	0	(989)	0
From net realized capital gains
Class A	0	0	(6,563)	0	(7)	0	(402)	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	(3,028)	0	(1)	0	(130)	0
Other Classes	0	0	(6,835)	0	(240)	0	(130,604)	0
Tax basis return of capital
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(754,365)	(1,015,232)	(86,586)	(50,192)	(248)	0	(132,126)	0

Fund Share Transactions:
Receipts for shares sold
Class A	473,636	492,694	574,091	197,127	631	0	1,151	0
Class B	22,989	23,625	0	0	0	0	0	0
Class C	227,349	212,807	197,494	61,629	50	0	916	0
Other Classes	3,180,683	3,731,710	705,559	206,093	5,184	10,998	370,656	361,737
Issued as reinvestment of distributions
Class A	50,622	79,049	22,306	10,700	8	0	403	0
Class B	6,244	12,537	0	0	0	0	0	0
Class C	33,914	55,884	9,042	5,256	1	0	130	0
Other Classes	576,516	758,288	35,637	20,805	240	0	131,593	0
Cost of shares redeemed
Class A	(743,510)	(464,066)	(303,626)	(87,211)	0	0	(386)	0
Class B	(78,906)	(65,175)	0	0	0	0	0	0
Class C	(368,430)	(318,220)	(80,384)	(42,030)	0	0	(517)	0
Other Classes	(3,313,798)	(1,920,723)	(368,685)	(117,442)	(11,170)	0	(477,592)	(982)
Net increase (decrease) resulting from Fund share transactions	67,309	2,598,410	791,434	254,927	(5,056)	10,998	26,354	360,755

Fund Redemption Fee	70	55	84	6	1	0	0	0

Total Increase (Decrease) in Net Assets	(3,631,356)	2,365,676	524,005	272,792	(6,195)	10,991	(139,967)	361,600

Net Assets:
Beginning of year or period	14,904,185	12,538,509	962,946	690,154	10,991	0	361,600	0
End of year or period*	$11,272,829	$14,904,185	$1,486,951	$962,946	$4,796	$10,991	$221,633	$361,600

*Including undistributed (overdistributed) net investment income of:	$21,548	$25,770	$2,070	$551	$(442)	$38	$(19,050)	$465

128	PIMCO Funds	See Accompanying Notes

Fundamental IndexPLUSTM TR Fund		Global Multi-Asset Fund	International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		RealEstateRealReturn Strategy Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Period from October 29, 2008 to March 31, 2009	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$28,413	$28,975	$5,900	$2,927	$3,123	$21,474	$25,580	$21,902	$8,708
(256,413)	(10,762)	(9,698)	(35,192)	(5,050)	(145,063)	(72,189)	(654,654)	(44,930)
14	0	33	0	0	1	0	3	0
0	0	616	0	0	0	0	0	0
(71,441)	(39,818)	6,775	(6,351)	1,222	(43,368)	(2,414)	(30,640)	35,512
0	0	(3,805)	1	0	2	0	1	0
(299,427)	(21,605)	(179)	(38,615)	(705)	(166,954)	(49,023)	(663,388)	(710)

0	(482)	(336)	0	(44)	0	(418)	0	(3,056)
0	0	0	0	0	0	(251)	0	(1,007)
0	(132)	(127)	0	(33)	0	(230)	0	(1,855)
0	(7,470)	(4,463)	0	(2,620)	(200)	(14,571)	0	(14,787)

(207)	0	0	(7)	0	0	(77)	0	0
0	0	0	0	0	0	(65)	0	0
(59)	0	0	(1)	0	0	(58)	0	0
(5,546)	0	0	(458)	0	0	(2,670)	0	0

(92)	(1,621)	0	(12)	(39)	0	0	0	0
0	0	0	0	0	0	0	0	0
(18)	(668)	0	(1)	(15)	0	0	0	0
(4,136)	(27,714)	0	(960)	(2,824)	0	0	0	0

(10,058)	(38,087)	(4,926)	(1,439)	(5,575)	(200)	(18,340)	0	(20,705)

5,870	14,669	45,275	530	2,088	2,515	7,018	17,343	7,972
0	0	0	0	0	227	2,713	2,489	1,267
1,743	5,044	17,740	111	813	487	3,923	6,630	2,901
776,631	147,774	221,980	4,939	38,200	280,306	42,937	994,820	358,400

103	879	276	19	76	0	367	0	2,532
0	0	0	0	0	0	235	0	861
60	557	120	2	42	0	225	0	1,575
9,471	33,037	4,127	1,225	5,437	200	17,171	0	14,350

(12,712)	(11,820)	(3,523)	(1,278)	(145)	(5,529)	(11,044)	(16,622)	(19,356)
0	0	0	0	0	(4,305)	(6,213)	(2,722)	(7,941)
(6,208)	(5,928)	(637)	(318)	(460)	(3,649)	(6,489)	(5,697)	(14,042)
(485,327)	(183,356)	(12,997)	(1,997)	(22,084)	(129,671)	(319,669)	(639,230)	(37,362)
289,631	856	272,361	3,233	23,967	140,581	(268,826)	357,011	311,157

0	8	9	0	7	1	51	65	17

(19,854)	(58,828)	267,265	(36,821)	17,694	(26,572)	(336,138)	(306,312)	289,759

557,576	616,404	0	75,548	57,854	258,407	594,545	478,522	188,763
$537,722	$557,576	$267,265	$38,727	$75,548	$231,835	$258,407	$172,210	$478,522

$43,317	$31,836	$(1,575)	$(3,004)	$(3,621)	$(11,000)	$(2,404)	$(6,836)	$(28,801)

Annual Report	March 31, 2009	129

Statements of Changes in Net Assets (Cont.)

	Small Cap StocksPLUS® TR Fund		StocksPLUS® Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$13,656	$1,174	$18,782	$43,234	$12,733	$16,358	$8,563	$7,479
Net realized gain (loss)	(250,188)	(4,875)	(237,180)	(52,251)	(120,579)	(6,146)	86,278	16,879
Net realized gain on Affiliate investments	16	0	4	0	1	0	1	0
Net change in unrealized appreciation (depreciation)	20,774	585	(43,985)	(19,416)	(12,561)	(5,561)	(19,438)	5,771
Net change in unrealized appreciation on Affiliate investments	0	0	1	0	1	0	0	0
Net increase (decrease) resulting from operations	(215,742)	(3,116)	(262,378)	(28,433)	(120,405)	4,651	75,404	30,129

Distributions to Shareholders:
From net investment income
Class A	0	(5)	(5,845)	(6,249)	(1,212)	(1,762)	(1,442)	(181)
Class B	0	0	(994)	(1,297)	(570)	(926)	0	0
Class C	0	(14)	(4,070)	(4,274)	(665)	(1,012)	(314)	(28)
Other Classes	(626)	(1,179)	(25,679)	(36,491)	(10,495)	(15,612)	(3,711)	(7,725)
From net realized capital gains
Class A	0	(2)	0	0	0	(2,902)	(16,061)	0
Class B	0	0	0	0	0	(1,733)	0	0
Class C	0	(5)	0	0	0	(1,885)	(3,277)	0
Other Classes	0	(350)	0	0	0	(23,714)	(25,113)	0
Tax basis return of capital
Class A	(3)	0	(27)	0	(145)	0	0	0
Class B	0	0	(5)	0	(86)	0	0	0
Class C	0	0	(20)	0	(95)	0	0	0
Other Classes	(1,742)	0	(124)	0	(1,215)	0	0	0

Total Distributions	(2,371)	(1,555)	(36,764)	(48,311)	(14,483)	(49,546)	(49,918)	(7,934)

Fund Share Transactions:
Receipts for shares sold
Class A	2,322	109	24,259	19,013	6,230	5,217	87,327	46,494
Class B	0	0	563	926	750	2,162	0	0
Class C	1,208	306	6,386	4,571	2,182	1,969	18,674	3,136
Other Classes	1,407,469	23,969	84,971	257,260	34,630	162,718	301,763	100,140
Issued as reinvestment of distributions
Class A	3	7	4,577	4,686	1,119	3,838	15,936	156
Class B	0	0	819	1,052	541	2,250	0	0
Class C	0	15	3,544	3,699	618	2,344	3,218	27
Other Classes	2,367	1,530	23,535	33,907	11,645	39,140	19,178	7,715
Cost of shares redeemed
Class A	(1,198)	(30)	(28,449)	(45,468)	(8,979)	(17,568)	(97,197)	(8,565)
Class B	0	0	(7,775)	(13,769)	(4,694)	(5,463)	0	0
Class C	(639)	(3)	(17,491)	(24,049)	(5,929)	(7,452)	(11,992)	(457)
Other Classes	(768,707)	(5,451)	(290,565)	(347,204)	(22,514)	(248,398)	(489,783)	(78,659)
Net increase (decrease) resulting from Fund share transactions	642,825	20,452	(195,626)	(105,376)	15,599	(59,243)	(152,876)	69,987

Fund Redemption Fee	22	0	255	4	4	1	64	7

Total Increase (Decrease) in Net Assets	424,734	15,781	(494,513)	(182,116)	(119,285)	(104,137)	(127,326)	92,189

Net Assets:
Beginning of year	27,487	11,706	732,984	915,100	249,720	353,857	249,641	157,452
End of year*	$452,221	$27,487	$238,471	$732,984	$130,435	$249,720	$122,315	$249,641

*Including undistributed (overdistributed) net investment income of:	$(7,527)	$128	$2,632	$27,113	$3,102	$2,316	$5,443	$1,063

130	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$266,048	$516,618
Net realized gain (loss)	(6,007,100)	2,796,558
Net realized gain on Affiliate investments	133	0
Net change in unrealized appreciation (depreciation)	(1,050,273)	177,663
Net change in unrealized (depreciation) on Affiliate investments	(1)	0
Net increase (decrease) resulting from operations	(6,791,193)	3,490,839

Distributions to Shareholders:
From net investment income
Class A	(89,041)	(132,032)
Class B	(7,229)	(12,188)
Class C	(34,963)	(55,384)
Other Classes	(412,270)	(572,679)
From net realized capital gains
Class A	(233,572)	0
Class B	(22,928)	0
Class C	(109,953)	0
Other Classes	(1,040,098)	0
Tax basis return of capital
Class A	0	0
Class B	0	0
Class C	0	0
Other Classes	0	0

Total Distributions	(1,950,054)	(772,283)

Fund Share Transactions:
Receipts for shares sold
Class A	853,549	741,297
Class B	24,970	22,485
Class C	208,896	192,807
Other Classes	5,225,174	3,283,515
Issued as reinvestment of distributions
Class A	261,854	102,081
Class B	23,269	9,094
Class C	104,742	38,944
Other Classes	1,273,768	454,547
Cost of shares redeemed
Class A	(1,106,644)	(826,060)
Class B	(67,216)	(64,962)
Class C	(345,097)	(364,868)
Other Classes	(4,660,357)	(4,252,030)
Net increase (decrease) resulting from Fund share transactions	1,796,908	(663,150)

Fund Redemption Fee	1,830	755

Total Increase (Decrease) in Net Assets	(6,942,509)	2,056,161

Net Assets:
Beginning of year	13,919,215	11,863,054
End of year*	$6,976,706	$13,919,215

*Including undistributed net investment income of:	$236,807	$923,378

Annual Report	March 31, 2009	131

Statements of Cash Flows

Year Ended March 31, 2009
(Amounts in thousands)	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations (excluding interest expense)	$(31,561)	$(295,204)	$(38,022)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(3,555,748)	(4,825,750)	(384,144)
Proceeds from sales of long-term securities	3,203,738	4,588,601	406,689
Purchases (Proceeds from sales) of short-term portfolio investments, net	278,679	67,092	20,730
Increase (decrease) in deposits with counterparty	(6,584)	4,513	742
Increase (decrease) in receivable for investments sold	(18,550)	(93,887)	9,049
Increase (decrease) in interest and dividends receivable	(2,593)	(722)	132
Increase in swap premiums paid	(312,987)	(271,540)	(35,642)
Increase (decrease) in payable for investments purchased	(48,686)	254,358	5,484
Increase (decrease) in investment advisory fee	15	45	(11)
Increase (decrease) in supervisory and administrative fee	6	17	(7)
Increase (decrease) in distribution fee	0	(5)	0
Increase (decrease) in servicing fee	0	(7)	0
Increase in recoupment payable to manager	20	2	3
Decrease in other liabilities	0	(3)	0
Proceeds (payment) from futures transactions	294,253	19,175	2,963
Proceeds from currency transactions	231	5,031	948
Proceeds (payment) from short sale transactions	(8,159)	47,574	(6,693)
Unrealized (depreciation) on investments	27,597	71,441	6,353
Net realized gain (loss) on investments	26,525	256,399	35,192
Net amortization on investments	(3,354)	(1,328)	(29)
Net cash used for operating activities	(157,158)	(174,198)	23,737

Cash flows received from financing activities:
Proceeds from shares sold	395,978	784,387	5,591
Payment on shares redeemed	(478,490)	(489,289)	(3,593)
Cash dividend paid*	0	(424)	(193)
Net borrowing (repayment) of reverse repurchase agreements	221,525	(158,967)	(29,819)
Interest expense paid	(2,634)	(4,223)	(596)
Increase in overdraft due to custodian	0	1,065	0
Increase in payable to counterparty	21,671	34,877	4,850
Net cash received from financing activities	158,050	167,426	(23,760)

Net Increase (Decrease) in Cash and Foreign Currency	892	(6,772)	(23)

Cash and Foreign Currency:
Beginning of year	614	8,826	326
End of year	$1,506	$2,054	$303

*Reinvestment of dividends	$132,126	$9,634	$1,246

132	PIMCO Funds	See Accompanying Notes

International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$(161,365)	$(259,532)	$(116,598)	$77,163

(8,297,635)	(2,247,442)	(1,925,192)	(1,237,557)
8,374,781	2,439,769	2,100,433	1,260,682
(2,885)	145,988	37,375	67,297
8,203	48,355	9,964	(4,211)
333,567	(36,759)	(80,927)	(30,145)
2,591	2,448	1,189	384
(223,424)	(42,122)	(8,554)	(5,184)
(242,799)	65,377	110,512	38,469
(9)	(97)	(39)	(39)
(9)	(110)	(30)	(15)
(8)	(29)	(13)	6
(5)	(23)	(9)	12
0	0	0	0
0	0	0	0
15,938	(163,717)	(83,261)	97,946
67,996	9,083	2,254	1,603
(290,239)	(3,113)	2,544	(10,611)
43,366	43,984	12,560	19,438
145,062	237,176	120,578	(86,279)
(400)	(1,016)	(83)	(432)
(227,274)	238,220	182,703	188,527

286,442	140,020	43,856	402,658
(143,427)	(346,239)	(43,983)	(599,209)
0	(4,289)	(560)	(11,586)
49,684	(31,226)	(184,927)	21,197
(5,589)	(2,846)	(3,807)	(1,759)
0	0	601	0
37,811	6,670	1,610	300
224,921	(237,910)	(187,210)	(188,399)

(2,353)	310	(4,507)	128

5,953	3,543	5,410	1,637
$3,600	$3,853	$903	$1,765

$200	$32,475	$13,923	$38,332

Annual Report	March 31, 2009	133

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares (the “Retail Classes”) of 14 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For

134	PIMCO Funds

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instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the

Annual Report	March 31, 2009	135

Notes to Financial Statements  (Cont.)

indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on

136	PIMCO Funds

March 31, 2009

commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally

Annual Report	March 31, 2009	137

Notes to Financial Statements  (Cont.)

chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are

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added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either

(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in

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Notes to Financial Statements  (Cont.)

the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements   Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other

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entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values.

Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund®(the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2009, net assets of the CRRS Fund were approximately $7 billion, of which approximately $1.396 billion, or approximately 20%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset and All Asset All Authority Funds, and the sub-adviser to the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12%, 0.12% and 0.12%, respectively, based on average daily net assets.

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Notes to Financial Statements  (Cont.)

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly Supervisory and Administrative Fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D		Class P	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.20%	(3)	0.15%	0.45%
All Asset All Authority Fund	0.20%		0.05%	N/A	0.40%	0.20%	(3)	0.15%	N/A
Fundamental Advantage Tax Efficient Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
Global Multi-Asset Fund(2)	0.90%		0.05%	N/A	0.40%	0.40%		0.15%	0.40%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	0.45%	0.45%		N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.40%	(4)	0.35%	N/A
Small Cap StocksPLUS® TR Fund	0.44%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® Fund	0.25%		0.25%	0.25%	0.40%	0.40%		0.35%	0.40%
StocksPLUS® Total Return Fund	0.39%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%		0.25%	N/A	0.40%	0.40%		N/A	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%		0.35%	N/A

(1)

PIMCO has contractually agreed, through July 31, 2010, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund Expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2010, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the PIMCO Cayman Commodity Fund II Ltd. (the “Subsidiary”). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(3)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.20% to 0.20% per annum.
(4)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

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March 31, 2009

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM TR, Global Multi-Asset, International StocksPLUS® TR Strategy (Unhedged), and Small Cap StocksPLUS® TR Funds’ supervisory and administrative fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
Fundamental Advantage Tax Efficient Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—	—
Fundamental Advantage Total Return Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—	—
Fundamental IndexPLUSTM TR Fund	0.75%	1.00%	1.15%	1.90%	1.14%	—	—
Global Multi-Asset Fund	0.52%	—	1.12%	1.87%	1.12%	0.62%	1.37%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	1.84%	1.09%	—	—
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	1.89%	1.14%	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental Advantage Tax Efficient Strategy Fund	$43
Fundamental Advantage Total Return Strategy Fund	17
Fundamental IndexPLUSTM TR Fund	21
Global Multi-Asset Fund	107
International StocksPLUS® TR Strategy Fund (Unhedged)	56
Small Cap StocksPLUS® TR Fund	47

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 7.

Annual Report	March 31, 2009	143

Notes to Financial Statements  (Cont.)

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Fundamental Advantage Tax Efficient Strategy Fund	$0	$642
Fundamental Advantage Total Return Strategy Fund	0	123,653
International StocksPLUS® TR Strategy Fund (Unhedged)	0	905
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	9,266
RealEstateRealReturn Strategy Fund	21,889	46,323
Small Cap StocksPLUS® TR Fund	1,568	0
StocksPLUS® Fund	0	544,879
StocksPLUS® Total Return Fund	0	37,248
StocksPLUS® TR Short Strategy Fund	2,776	32,463
CommodityRealReturn Strategy Fund®	0	64,858

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying Funds. The Underlying Funds are considered to be affiliated with the All Asset, All Asset All Authority and Global Multi-Asset Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2009 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$266,390	$952,002	$247,155	$(133,172)	$781,031	$7,400	$(70,189)
Developing Local Markets Fund	1,493,542	289,194	666,709	(196,964)	722,375	59,193	(142,107)
Diversified Income Fund	464,645	34,828	39,892	(103,758)	369,719	31,513	(1,278)
EM Fundamental IndexPLUSTM TR Strategy Fund	0	128,611	0	6,128	134,738	611	0
Emerging Local Bond Fund	1,281,544	376,098	305,080	(258,650)	1,028,914	75,007	(72,811)
Emerging Markets Bond Fund	1,041,342	162,461	451,495	(106,294)	552,466	63,865	(93,676)
Floating Income Fund	1,225,654	508,794	1,276,414	(94,232)	394,311	34,725	(134,016)
Foreign Bond Fund (Unhedged)	54,551	1,262	44,955	(1,521)	6,291	1,262	2,640
Fundamental Advantage Total Return Strategy Fund	317,270	355,923	414,827	(65,649)	143,248	727	(48,781)
Fundamental IndexPLUSTM Fund	232,188	1,877	129,945	(21,452)	15,772	1,877	(99,215)
Fundamental IndexPLUSTM TR Fund	351,649	517,613	279,348	(174,871)	381,863	2,820	(62,291)
Global Bond Fund (Unhedged)	28,372	1,175	18,734	(1,559)	7,250	1,174	78
GNMA Fund	124,316	3,202	124,477	0	0	3,341	850
High Yield Fund	338,463	759,324	111,972	(99,332)	867,992	38,624	(24,121)
Income Fund	199,483	37,450	0	(32,806)	205,650	14,558	0
International StocksPLUS® TR Strategy Fund (Unhedged)	51,925	984	0	(29,531)	25,829	667	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	189,672	227,377	89,173	(122,754)	190,303	174	(31,694)
Investment Grade Corporate Bond Fund	0	1,744,033	512,522	(22,335)	1,194,700	39,537	(14,475)
Long Duration Total Return Fund	101,224	562,881	277,622	(1,925)	372,674	13,232	(10,720)
Long-Term U.S. Government Fund	494,621	38,506	516,265	855	6,147	2,739	12,126
Low Duration Fund	839,047	55,569	886,030	(385)	5,469	4,451	902
Mortgage-Backed Securities Fund	208,934	783	208,840	0	0	1,158	2,461
Real Return Asset Fund	1,816,913	2,395,412	1,406,326	(81,256)	2,325,721	255,201	(260,569)
Real Return Fund	1,839,314	436,212	2,035,293	(164)	9,942	43,135	(187,731)
RealEstateRealReturn Strategy Fund	342,055	693,391	439,290	(101,743)	111,569	0	(381,073)

144	PIMCO Funds

March 31, 2009

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain (Loss)
Short-Term Fund	$23,677	$479	$17,708	$(336)	$5,895	$423	$(498)
Small Cap StocksPLUS® TR Fund	12,084	1,025,892	523,121	(19,739)	338,684	1,880	(158,157)
StocksPLUS® Fund	12,854	814	0	(6,808)	6,899	814	0
StocksPLUS® Total Return Fund	53,961	3,244	0	(32,315)	28,606	3,244	0
Total Return Fund	1,025,404	665,348	1,152,674	3,690	490,869	25,425	(35,427)
CommodityRealReturn Strategy Fund®	463,269	478,725	29,784	(189,400)	574,672	76,156	(31,768)
Totals	$14,894,363	$12,459,464	$12,205,651	$(1,888,278)	$11,299,599	$804,933	$(1,841,540)

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$8,241	$163,181	$47,057	$(7,656)	$105,481	$431	$(11,625)
Developing Local Markets Fund	103,194	49,564	31,536	(25,086)	85,170	5,080	(9,154)
Diversified Income Fund	28,119	4,520	2,426	(6,609)	24,398	2,004	(87)
EM Fundamental IndexPLUSTM TR Strategy Fund	0	21,076	0	1,010	22,087	76	0
Emerging Local Bond Fund	70,806	83,306	17,124	(23,495)	108,374	6,388	(5,117)
Emerging Markets Bond Fund	75,871	63,614	52,930	(7,590)	70,508	6,348	(8,788)
European StocksPLUS® TR Strategy Fund	2,162	2,117	3,486	0	0	118	(1,263)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,342	4,202	10,027	0	0	0	(8,046)
Floating Income Fund	4,525	118,572	59,634	697	64,402	1,206	74
Foreign Bond Fund (Unhedged)	25,527	3,812	17,730	(2,112)	7,843	1,321	97
Fundamental Advantage Total Return Strategy Fund	11,330	84,474	8,511	(31,154)	55,497	157	(584)
Fundamental IndexPLUSTM Fund	18,964	10	18,324	(742)	529	10	(2,207)
Fundamental IndexPLUSTM TR Fund	17,645	154,922	109,750	(941)	55,953	469	(7,200)
Global Bond Fund (Unhedged)	282	34	0	(48)	241	34	0
GNMA Fund	1	0	1	0	0	0	0
High Yield Fund	18,940	177,892	21,841	(5,350)	164,817	5,022	(5,055)
Income Fund	44,132	5,114	841	(7,046)	41,953	3,012	(21)
Investment Grade Corporate Bond Fund	0	343,811	117,475	1,003	222,947	5,870	(4,391)
Japanese StocksPLUS® TR Strategy Fund	15,597	3,000	11,207	0	0	0	(10,443)
Long Duration Total Return Fund	6,870	114,413	31,188	51	89,117	1,253	(940)
Long-Term U.S. Government Fund	30,767	379	25,764	621	4,674	379	1,019
Low Duration Fund	2,720	248	2,149	(51)	749	49	30
Mortgage-Backed Securities Fund	195	1	196	0	0	1	5
Real Return Asset Fund	149,459	416,511	200,227	1,154	319,902	29,491	(39,084)
Real Return Fund	136,230	54,170	176,897	63	710	3,561	(9,224)
RealEstateRealReturn Strategy Fund	19,515	97,119	61,727	(5,401)	13,543	0	(35,735)
Short-Term Fund	1	0	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	1,973	198,770	136,575	(1,558)	53,455	153	(9,548)
StocksPLUS® Fund	1,369	87	0	(847)	735	87	0
StocksPLUS® Total Return Fund	2,195	132	0	(1,342)	1,163	132	0
StocksPLUS® TR Short Strategy Fund	191,557	160,546	394,007	38	348	1,700	55,838
Total Return Fund	52,106	106,290	75,247	483	80,125	2,655	(3,556)
CommodityRealReturn Strategy Fund®	30,831	100,643	11,581	(12,023)	86,763	7,907	(14,250)
Totals	$1,084,466	$2,532,530	$1,645,458	$(133,931)	$1,681,485	$84,914	$(129,255)

Annual Report	March 31, 2009	145

Notes to Financial Statements  (Cont.)

Global Multi-Asset Fund

Underlying Funds	Market Value 10/29/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain(Loss)
Emerging Local Bond Fund	$0	$4,417	$0	$58	$4,475	$65	$0
Emerging Markets Bond Fund	0	6,193	0	284	6,476	146	0
Global Bond Fund (Unhedged)	0	13,767	0	(943)	12,824	1,203	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	21,588	21,959	3	22	0	390
Investment Grade Corporate Bond Fund	0	8,819	4,372	101	4,442	131	(107)
Mortgage-Backed Securities Fund	0	10,590	10,845	0	0	142	255
Real Return Fund	0	6,566	0	387	6,953	241	0
RealEstateRealReturn Strategy Fund	0	4,253	0	(770)	3,483	0	0
Short-Term Floating NAV Portfolio	0	92,516	32,900	9	59,628	16	3
StocksPLUS® Fund	0	22,487	21,979	0	0	516	(508)
Total Return Fund	0	13,610	0	(94)	13,516	592	0
CommodityRealReturn Strategy Fund®	0	22,797	0	(2,840)	19,956	2,539	0
Totals	$0	$227,603	$92,055	$(3,805)	$131,775	$5,591	$33

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Fundamental Advantage Total Return Strategy Fund	$0	$92,008	$58,300	$0	$33,711	$8	$3
Fundamental IndexPLUSTM TR Fund	0	211,519	197,300	0	14,233	19	14
International StocksPLUS® TR Strategy Fund (Unhedged)	0	15,601	8,500	1	7,103	2	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	84,605	63,600	2	21,009	5	1
RealEstateRealReturn Strategy Fund	0	88,807	74,800	1	14,011	7	3
Small Cap StocksPLUS® TR Fund	0	271,922	271,700	0	238	22	16
StocksPLUS® Fund	0	81,709	56,700	1	25,014	9	4
StocksPLUS® Total Return Fund	0	34,504	19,600	1	14,906	4	1
StocksPLUS® TR Short Strategy Fund	0	37,704	32,700	0	5,006	4	1
CommodityRealReturn Strategy Fund®	0	1,521,908	1,519,200	(1)	2,840	308	133

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES	AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

146	PIMCO Funds

March 31, 2009

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$12,459,464	$12,205,651
All Asset All Authority Fund	0	0	2,532,530	1,645,458
Fundamental Advantage Tax Efficient Strategy Fund	0	0	14,653	11,119
Fundamental Advantage Total Return Strategy Fund	2,959,041	2,945,103	596,707	225,534
Fundamental IndexPLUSTM TR Fund	4,390,010	4,203,444	435,740	301,621
Global Multi-Asset Fund	71,934	0	291,852	97,162
International StocksPLUS® TR Strategy Fund (Unhedged)	344,538	369,675	39,606	30,789
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,943,643	8,081,116	353,992	257,436
RealEstateRealReturn Strategy Fund	14,887,881	15,039,052	421,296	297,721
Small Cap StocksPLUS® TR Fund	2,385,830	1,944,561	567,406	310,932
StocksPLUS® Fund	2,068,136	1,993,437	179,305	388,997
StocksPLUS® Total Return Fund	1,826,596	1,941,842	98,596	115,852
StocksPLUS® TR Short Strategy Fund	1,098,130	1,123,890	139,427	122,349
CommodityRealReturn Strategy Fund®	181,155,401	187,755,244	9,375,530	5,787,718

11.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Effective November 13, 2008 this agreement was terminated. For the period from April 1, 2008 to November 13, 2008, the AAAA Fund was paying interest at 3.37%. The AAAA Fund’s borrowing activity under the agreement for the period from April 1, 2008 to November 13, 2008 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of 11/13/2008
$124,447	$124,447	$2,803	$0	$0

On November 24, 2008, the AAAA Fund entered into a revolving credit agreement with State Street Bank & Trust Company. Under this agreement, there is a maximum available commitment amount equal to $200 million. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of March 31, 2009 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. For the period from November 24, 2008 to March 31, 2009, the AAAA Fund was paying interest at 1.97%. Interest, commitment and facility fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period from November 24, 2008 to March 31, 2009 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility and Interest Fees	Outstanding Principal as of 03/31/2009
$134,764	$142,126	$945	$60	$200,000

Annual Report	March 31, 2009	147

Notes to Financial Statements  (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	41,292	$473,636	38,484	$492,694	57,183	$574,091	18,088	$197,127
Class B	2,013	22,989	1,859	23,625	0	0	0	0
Class C	19,829	227,349	16,788	212,807	19,904	197,494	5,679	61,629
Other Classes	276,691	3,180,683	289,864	3,731,710	72,368	705,559	18,886	206,093
Issued as reinvestment of distributions
Class A	4,740	50,622	6,262	79,049	2,383	22,306	1,008	10,700
Class B	591	6,244	999	12,537	0	0	0	0
Class C	3,223	33,914	4,459	55,884	974	9,042	497	5,256
Other Classes	53,856	576,516	59,764	758,288	3,788	35,637	1,954	20,805
Cost of shares redeemed
Class A	(70,245)	(743,510)	(36,214)	(464,066)	(32,468)	(303,626)	(8,087)	(87,211)
Class B	(7,364)	(78,906)	(5,118)	(65,175)	0	0	0	0
Class C	(35,472)	(368,430)	(25,025)	(318,220)	(8,629)	(80,384)	(3,923)	(42,030)
Other Classes	(315,507)	(3,313,798)	(149,287)	(1,920,723)	(38,832)	(368,685)	(10,894)	(117,442)
Net increase (decrease) resulting from Fund share transactions	(26,353)	$67,309	202,835	$2,598,410	76,671	$791,434	23,208	$254,927

	Global Multi-Asset Fund		International StocksPLUS® TR Strategy Fund (Unhedged)
	Period from 10/29/2008 to 03/31/2009		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	4,815	$45,275	69	$530	198	$2,088
Class B	0	0	0	0	0	0
Class C	1,888	17,740	15	111	78	813
Other Classes	23,373	221,980	660	4,939	3,716	38,200
Issued as reinvestment of distributions
Class A	29	276	4	19	7	76
Class B	0	0	0	0	0	0
Class C	13	120	1	2	4	42
Other Classes	432	4,127	223	1,225	532	5,437
Cost of shares redeemed
Class A	(361)	(3,523)	(153)	(1,278)	(14)	(145)
Class B	0	0	0	0	0	0
Class C	(71)	(637)	(42)	(318)	(48)	(460)
Other Classes	(1,401)	(12,997)	(273)	(1,997)	(2,225)	(22,084)
Net increase (decrease) resulting from Fund share transactions	28,717	$272,361	504	$3,233	2,248	$23,967

148	PIMCO Funds

March 31, 2009

Fundamental Advantage Tax Efficient Strategy Fund				Fundamental Advantage Total Return Strategy Fund				Fundamental IndexPLUSTM TR Fund
Year Ended 03/31/2009		Period from 02/29/2008 to 03/31/2008		Year Ended 03/31/2009		Period from 02/29/2008 to 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

77	$631	0	$0	142	$1,151	0	$0	768	$5,870	1,377	$14,669
0	0	0	0	0	0	0	0	0	0	0	0
6	50	0	0	134	916	0	0	204	1,743	474	5,044
524	5,184	1,101	10,998	37,751	370,656	36,257	361,737	139,720	776,631	14,004	147,774

1	8	0	0	95	403	0	0	19	103	86	879
0	0	0	0	0	0	0	0	0	0	0	0
0	1	0	0	30	130	0	0	11	60	55	557
32	240	0	0	30,736	131,593	0	0	1,724	9,471	3,205	33,037

0	0	0	0	(62)	(386)	0	0	(2,084)	(12,712)	(1,161)	(11,820)
0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	(76)	(517)	0	0	(806)	(6,208)	(573)	(5,928)
(1,145)	(11,170)	0	0	(54,340)	(477,592)	(99)	(982)	(87,238)	(485,327)	(17,233)	(183,356)
(505)	$(5,056)	1,101	$10,998	14,410	$26,354	36,158	$360,755	52,318	$289,631	234	$856

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				RealEstateReturnReturn Strategy Fund				Small Cap StocksPLUS® TR Fund
Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

313	$2,515	573	$7,018	3,064	$17,343	1,256	$7,972	316	$2,322	11	$109
25	227	222	2,713	466	2,489	190	1,267	0	0	0	0
60	487	317	3,923	1,269	6,630	462	2,901	177	1,208	29	306
29,359	280,306	3,477	42,937	221,014	994,820	61,285	358,400	198,203	1,407,469	2,283	23,969

0	0	30	367	0	0	425	2,532	0	3	1	7
0	0	19	235	0	0	146	861	0	0	0	0
0	0	18	225	0	0	268	1,575	0	0	1	15
19	200	1,398	17,171	0	0	2,455	14,350	317	2,367	152	1,530

(665)	(5,529)	(931)	(11,044)	(3,621)	(16,622)	(3,027)	(19,356)	(187)	(1,198)	(3)	(30)
(513)	(4,305)	(537)	(6,213)	(665)	(2,722)	(1,242)	(7,941)	0	0	0	0
(427)	(3,649)	(555)	(6,490)	(1,518)	(5,697)	(2,194)	(14,042)	(92)	(639)	0	(3)
(17,333)	(129,671)	(27,476)	(319,668)	(216,220)	(639,230)	(5,808)	(37,362)	(121,516)	(768,707)	(548)	(5,451)
10,838	$140,581	(23,445)	$(268,826)	3,789	$357,011	54,216	$311,157	77,218	$642,825	1,926	$20,452

Annual Report	March 31, 2009	149

Notes to Financial Statements  (Cont.)

	StocksPLUS® Fund				StocksPLUS® Total Return Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	4,282	$24,259	1,768	$19,013	1,051	$6,230	446	$5,217
Class B	82	563	85	926	103	750	183	2,162
Class C	861	6,386	425	4,571	308	2,182	170	1,969
Other Classes	12,140	84,971	22,783	257,260	4,314	34,630	13,516	162,718
Issued as reinvestment of distributions
Class A	600	4,577	439	4,686	183	1,119	334	3,838
Class B	108	819	101	1,052	90	541	200	2,250
Class C	471	3,544	352	3,699	104	618	208	2,344
Other Classes	2,979	23,535	3,069	33,907	1,881	11,645	3,402	39,140
Cost of shares redeemed
Class A	(4,171)	(28,449)	(4,076)	(45,468)	(1,303)	(8,979)	(1,530)	(17,568)
Class B	(1,012)	(7,775)	(1,279)	(13,769)	(656)	(4,694)	(479)	(5,463)
Class C	(2,685)	(17,491)	(2,259)	(24,049)	(825)	(5,929)	(642)	(7,452)
Other Classes	(39,010)	(290,565)	(30,605)	(347,204)	(3,222)	(22,514)	(20,701)	(248,398)
Net increase (decrease) resulting from Fund share transactions	(25,355)	$(195,626)	(9,197)	$(105,376)	2,028	$15,599	(4,893)	$(59,243)

	StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
	Year Ended 03/31/2009		Year 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	10,328	$87,327	5,096	$46,494	77,957	$853,549	45,441	$741,297
Class B	0	0	0	0	2,171	24,970	1,345	22,485
Class C	2,187	18,674	349	3,136	19,488	208,896	11,590	192,807
Other Classes	36,279	301,763	11,625	100,140	570,220	5,225,174	200,393	3,283,515
Issued as reinvestment of distributions
Class A	2,670	15,936	19	156	39,078	261,854	6,468	102,081
Class B	0	0	0	0	3,572	23,269	583	9,094
Class C	546	3,218	3	27	16,111	104,742	2,497	38,944
Other Classes	3,104	19,178	947	7,715	189,925	1,273,768	28,740	454,547
Cost of shares redeemed
Class A	(10,580)	(97,197)	(937)	(8,565)	(90,903)	(1,106,644)	(51,842)	(826,060)
Class B	0	0	0	0	(5,578)	(67,216)	(4,211)	(64,962)
Class C	(1,433)	(11,992)	(55)	(457)	(28,840)	(345,097)	(23,898)	(364,868)
Other Classes	(51,439)	(489,783)	(9,346)	(78,659)	(437,166)	(4,660,357)	(269,621)	(4,252,030)
Net increase (decrease) resulting from Fund share transactions	(8,338)	$(152,876)	7,701	$69,987	356,035	$1,796,908	(52,515)	$(663,150)

150	PIMCO Funds

March 31, 2009

13.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. The non-agent lenders filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. A stipulation and agreed order to this effect have been submitted to the District Court by counsel for the plaintiff and the non-agent lenders. The District Court has entered the order. The plaintiff has filed a notice of appeal of the ruling to the Second Circuit. As a general rule, it can be expected such an appeal will take a year or more to be fully determined.

14.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Annual Report	March 31, 2009	151

Notes to Financial Statements  (Cont.)

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset, All Asset All Authority and Global Multi-Asset Funds invest in the CRRS Fund, an Underlying Fund, the All Asset, All Asset All Authority and Global Multi-Asset Funds may be subject to additional tax risk.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
All Asset Fund	$21,548	$0	$(2,309,274)	$0	$(557,333)	$(1,007,209)
All Asset All Authority Fund	2,070	0	(208,811)	0	0	(55,311)
Fundamental Advantage Tax Efficient Strategy Fund	0	55	(953)	0	0	0
Fundamental Advantage Total Return Strategy Fund	0	42,089	(37,901)	(174)	0	(451)
Fundamental IndexPLUSTM TR Fund	0	0	(58,794)	(1,152)	0	(20,870)
Global Multi-Asset Fund	1,628	0	(5,004)	(3)	0	(1,726)
International StocksPLUS® TR Strategy Fund (Unhedged)	0	0	(6,762)	(40)	0	(1,230)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	6,191	(54,009)	(1,219)	0	0
RealEstateRealReturn Strategy Fund	0	0	(33,230)	(3,265)	(19,144)	(86,307)
Small Cap StocksPLUS® TR Fund	0	0	(14,053)	(1,104)	(111,399)	(94,076)
StocksPLUS® Fund	0	0	(54,891)	(276)	(328,226)	(69,666)
StocksPLUS® Total Return Fund	0	0	(17,693)	(253)	(100,788)	(52,412)
StocksPLUS® TR Short Strategy Fund	32,291	13,118	(13,335)	(92)	0	0
CommodityRealReturn Strategy Fund®	163,295	215,204	(803,882)	(6,290)	0	(654,404)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016	2017
All Asset Fund	$0	$0	$0	$0	$158,627	$0	$398,706
RealEstateRealReturn Strategy Fund	0	0	0	0	8,747	0	10,397
Small Cap StocksPLUS® TR Fund	0	0	0	0	0	0	111,399
StocksPLUS® Fund	58,537	0	0	0	0	0	269,689
StocksPLUS® Total Return Fund	0	0	0	0	0	0	100,788

152	PIMCO Funds

March 31, 2009

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
All Asset Fund	$13,608,872	$10,673	$(2,319,946)	$(2,309,273)
All Asset All Authority Fund	1,890,564	5,120	(213,933)	(208,813)
Fundamental Advantage Tax Efficient Strategy Fund	5,510	0	(954)	(954)
Fundamental Advantage Total Return Strategy Fund	464,620	6,599	(44,480)	(37,881)
Fundamental IndexPLUSTM TR Fund	1,123,945	29,050	(81,806)	(52,756)
Global Multi-Asset Fund	275,934	2,289	(5,969)	(3,680)
International StocksPLUS® TR Strategy Fund (Unhedged)	82,508	1,218	(6,888)	(5,670)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	811,524	14,780	(57,547)	(42,767)
RealEstateRealReturn Strategy Fund	597,769	22,573	(49,603)	(27,030)
Small Cap StocksPLUS® TR Fund	707,000	10,705	(23,480)	(12,775)
StocksPLUS® Fund	494,002	5,722	(51,156)	(45,434)
StocksPLUS® Total Return Fund	288,212	8,134	(22,382)	(14,248)
StocksPLUS® TR Short Strategy Fund	192,287	3,690	(16,116)	(12,426)
CommodityRealReturn Strategy Fund®	13,940,364	423,397	(1,155,743)	(732,346)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, and interest only basis adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
All Asset Fund	$754,365	$0	$0	$1,015,232	$0	$0
All Asset All Authority Fund	70,160	16,426	0	50,192	0	0
Fundamental Advantage Tax Efficient Strategy Fund	0	248	0	0	0	0
Fundamental Advantage Total Return Strategy Fund	991	131,135	0	0	0	0
Fundamental IndexPLUSTM TR Fund	0	5,812	4,246	6,094	1,990	30,003
Global Multi-Asset Fund	4,926	0	0	N/A	N/A	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0	465	974	1,559	1,138	2,878
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	200	0	17,473	867	0
RealEstateRealReturn Strategy Fund	0	0	0	20,705	0	0
Small Cap StocksPLUS® TR Fund	626	0	1,745	1,310	245	0
StocksPLUS® Fund	36,588	0	176	48,311	0	0
StocksPLUS® Total Return Fund	12,942	0	1,541	30,747	18,799	0
StocksPLUS® TR Short Strategy Fund	5,467	44,451	0	7,934	0	0
CommodityRealReturn Strategy Fund®	1,750,213	199,841	0	772,283	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

15.  SUBSEQUENT EVENT

The Trustees have approved liquidation for the PIMCO Fundamental Advantage Tax Efficient Strategy Fund pursuant to which the Fund will be liquidated on or about June 30, 2009 (“Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Effective May 26, 2009, the Fund will no longer sell shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into the Fund from other funds of the Trust or funds of Allianz Funds or Allianz Funds Multi-Strategy Trust.

Annual Report	March 31, 2009	153

Report of independent Registered Public Accounting Firm

To the Board of Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturn Strategy Fund®, Fundamental Advantage Tax Efficient Strategy Fund, Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUSTM TR Fund, Global Multi-Asset Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), RealEstateRealReturn Strategy Fund, Small Cap StocksPLUS® TR Fund, StocksPLUS® Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, fourteen of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets, the cash flows for the Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUSTM TR Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), StocksPLUS® Fund, StocksPLUS® Total Return Fund and StocksPLUS® TR Short Strategy Fund and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for the CommodityRealReturn Strategy Fund®) and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian, transfer agent and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

154	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

Annual Report	March 31, 2009	155

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	1.35%	0.73%	$399,314	$0
All Asset All Authority Fund	1.06%	0.49%	46,636	0
Fundamental Advantage Tax Efficient Strategy Fund	0.00%	0.00%	21	0
Fundamental Advantage Total Return Strategy Fund	44.43%	19.53%	23,455	0
Fundamental IndexPLUSTM TR Fund	4.16%	3.32%	33,073	0
Global Multi-Asset Fund	0.37%	0.18%	657	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0.12%	0.00%	3,604	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	100.00%	100.00%	25,035	0
RealEstateRealReturn Strategy Fund	0.00%	0.00%	24,973	0
Small Cap StocksPLUS® TR Fund	16.26%	3.68%	13,424	0
StocksPLUS® Fund	2.87%	1.52%	19,146	0
StocksPLUS® Total Return Fund	1.26%	1.26%	12,623	0
StocksPLUS® TR Short Strategy Fund	1.53%	0.84%	7,730	0
CommodityRealReturn Strategy Fund®	0.03%	0.01%	208,719	1,206,710

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

156	PIMCO Funds

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office ** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2009	157

Management of the Trust  (Cont.)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

158	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2009	159

Approval of Investment Advisory Contract and Supervision and Administration Agreement	(Unaudited)

The Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”), on behalf of PIMCO Global Advantage Strategy Bond Fund on May 19, 2008, PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Global Multi-Asset Fund on August 12, 2008, PIMCO Unconstrained Tax Managed Bond Fund and PIMCO Government Money Market Fund on November 4, 2008, and PIMCO Long-Term Credit Fund on February 23, 2009, each a new series of the Trust (each a “Fund” and, together, the “Funds”). On August 12, 2008, the Board also approved on behalf of EM Fundamental IndexPLUS TR Strategy Fund the Sub-Advisory Agreement (together, with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) with Research Affiliates, LLC (“RALLC”).

The Agreements are currently in effect with respect to other series of the Trust. The Trust’s Supervision and Administration Agreement, which the Board approved in August 2008, replaced the Trust’s Administration Agreement. With respect to Global Advantage Strategy Bond Fund, all references in this disclosure to the “Supervision and Administration Agreement” or to “supervisory and administrative fees” are deemed to be references to the prior Administration Agreement and administrative fees.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment advisory fees and expense ratios of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit each Fund and its shareholders.

160	PIMCO Funds

(Unaudited)

3.	Investment Performance

As the Funds were new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Funds.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds.

The Board compared the Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the Funds’ total expenses to be reasonable.

With respect to PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund, the Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. The Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to those Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees. At the time the Board considered the Agreements for the Funds (other than PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund), PIMCO did not manage any separate accounts with a similar investment strategies to these Funds; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable, and that the unified fee was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that each Fund’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to each Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of each Fund by waiving a portion of its supervisory and administrative fee or reimbursing a Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of a Fund exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, as well as the estimated total expenses of each Fund, are reasonable and approval of the Agreements would likely benefit each Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with each Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to each Fund and its shareholders, for which they may be compensated under the unified supervisory and administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

Annual Report	March 31, 2009	161

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each Fund, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval of the Agreements was in the best interests of each Fund and its shareholders.

162	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors, the asset management subsidiary of Allianz SE, has more than $1 trillion under management for our clients worldwide.1 Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management[2]	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

1 Allianz Global Investors AG assets under management as of 12/31/08.

2 Cadence Capital Management is an independently owned investment firm.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2009. For information about any product, contact your financial advisor.                                   AZ692AR_24863

PIMCO Funds

Annual Report

MARCH 31, 2009

Real Return Strategy, Asset Allocation & Equity-Related Funds

Share Class

REAL RETURN STRATEGY

PIMCO Real Return Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO Global Multi-Asset Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental Advantage Tax Efficient Strategy Fund

PIMCO Fundamental Advantage Total Return Strategy Fund

PIMCO Fundamental IndexPLUS™ Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO StocksPLUS® TR Short Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		24
Financial Highlights		130
Statements of Assets and Liabilities		136
Consolidated Statement of Assets and Liabilities		139
Statements of Operations		140
Consolidated Statement of Operations		143
Statements of Changes in Net Assets		144
Consolidated Statements of Changes in Net Assets		148
Statements of Cash Flows		149
Notes to Financial Statements		151
Report of Independent Registered Public Accounting Firm		171
Glossary		172
Federal Income Tax Information		173
Management of the Trust		174
Privacy Policy		176
Approval of Investment Advisory Contract and Supervision and Administration Agreement		177

FUND	Fund Summary	Schedule of Investments

All Asset Fund	8	26
All Asset All Authority Fund	9	27
Fundamental Advantage Tax Efficient Strategy Fund	10	28
Fundamental Advantage Total Return Strategy Fund	11	30
Fundamental IndexPLUSTM Fund	12	36
Fundamental IndexPLUSTM TR Fund	13	42
Global Multi-Asset Fund	14	51
International StocksPLUS® TR Strategy Fund (Unhedged)	15	55
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	16	62
Real Return Fund	17	70
RealEstateRealReturn Strategy Fund	18	82
Small Cap StocksPLUS® TR Fund	19	88
StocksPLUS® Fund	20	96
StocksPLUS® Total Return Fund	21	103
StocksPLUS® TR Short Strategy Fund	22	111
CommodityRealReturn Strategy Fund®	23	119

Annual Report	March 31, 2009	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

4	PIMCO Funds

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European specific risk, Far Eastern (excluding Japan) specific risk, Japanese specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset and All Asset All Authority Funds invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the S&P 500 Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and class D shares were first offered in (month/year): Real Return Fund (4/98), StocksPLUS® Fund (4/98), CommodityRealReturn Strategy Fund® (11/02), All Asset Fund (4/03), StocksPLUS® Total Return Fund (7/03), All Asset All Authority Fund (7/05), Small Cap StocksPLUS® TR Fund (7/06), StocksPLUS® TR Short Strategy Fund (7/06), Fundamental IndexPLUS™ Fund (12/06), Fundamental Advantage Total Return Strategy Fund (7/08) and Fundamental Advantage Tax Efficient Strategy Fund (7/08). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

6	PIMCO Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available upon request, without charge, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from October 1, 2008 to March 31, 2009, with the exception of the Global Multi-Asset Fund, which is from October 29, 2008 (the date the Fund commenced operations) to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the management fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	7

PIMCO All Asset Fund

Class D:	PASDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	A modest allocation to the PIMCO Long Duration Total Return Fund benefited performance as the Fund outperformed the Barclays Capital U.S. TIPS 1-10 Year Index (the “benchmark”) during the period.

•

Significant allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Asset Fund, detracted from performance versus the benchmark as longer maturity U.S. TIPS underperformed the shorter maturity U.S. TIPS in the benchmark.

•

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, detracted from performance as both Funds underperformed the benchmark.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined more than the benchmark.

•	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the benchmark.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the benchmark.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class D	-18.31%	0.58%	5.18%
Barclays Capital U.S. TIPS: 1-10 Year Index	-2.26%	4.11%	5.65%
Consumer Price Index + 500 Basis Points	4.71%	7.80%	7.76%
Lipper Flexible Portfolio Funds Average	-23.92%	-0.30%	3.56%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.375%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

PIMCO Funds Allocation‡

Real Return Asset Fund	20.6%
Investment Grade Corporate Bond Fund	10.6%
Emerging Local Bond Fund	9.1%
High Yield Fund	7.7%
Convertible Fund	6.9%
Developing Local Markets Fund	6.4%
CommodityRealReturn Strategy Fund®	5.1%
Other	33.6%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$892.42	$1,021.89
Expenses Paid During Period†	$2.88	$3.07

† Expenses are equal to the net annualized expense ratio of 0.61% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which based upon allocation of the Fund’s assets among the underlying Funds are indirectly borne by the shareholders of the Fund. The underlying Fund expenses attributable to management fees are currently capped at 0.64% of the total assets invested in underlying Funds. The annualized expense ratio of 0.61% for Class D reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO All Asset All Authority Fund

Class D:	PAUDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO Global Multi-Asset Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the S&P 500 Index (the “benchmark”).

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the benchmark.

•	An allocation to the PIMCO StocksPLUS® TR Short Strategy Fund benefited performance due to the Fund’s short exposure to the S&P 500 Index, which declined over the period.

•

Significant allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Asset Fund, benefited performance versus the benchmark as longer maturity U.S. TIPS outperformed the benchmark.

•

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, benefited performance as both Funds outperformed the benchmark.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class D	-12.07%	2.47%	4.27%
S&P 500 Index	-38.09%	-4.76%	-3.04%
Consumer Price Index + 650 Basis Points	6.29%	9.42%	9.47%
Lipper Flexible Portfolio Funds Average	-23.92%	-0.30%	1.23%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 3.32%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

PIMCO Funds Allocation‡

Real Return Asset Fund	19.0%
Investment Grade Corporate Bond Fund	13.2%
High Yield Fund	9.8%
Emerging Local Bond Fund	6.4%
Convertible Fund	6.3%
Long Duration Total Return Fund	5.3%
CommodityRealReturn Strategy Fund®	5.2%
Developing Local Markets Fund	5.1%
Other	29.7%

‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$947.71	$1,020.39
Expenses Paid During Period†	$4.42	$4.58

† Expenses are equal to the net annualized expense ratio of 0.91% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which based upon allocation of the Fund’s assets among the underlying Funds are indirectly borne by the shareholders of the Fund. The underlying Fund expenses attributable to management fees indirectly borne by the Fund are currently capped at 0.69% of total assets.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	9

PIMCO Fundamental Advantage Tax Efficient Strategy Fund

Class D:	PFTDX

Portfolio Insights

•

The Fund seeks maximum after tax total return consistent with prudent investment management by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a portfolio of fixed income instruments, a substantial portion of which are expected to be high yield securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”).

•	The Fund’s long-short strategy exposure detracted from return as the Enhanced RAFI™ 1000 underperformed the S&P 500 Index over the course of the period.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.83%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•	The Fund’s underweight duration and curve-flattening positioning detracted from performance as municipal rates declined across the yield curve and the municipal yield curve steepened over the period.

•

The Fund’s Class D 30-day SEC yield after fees at March 31, 2009 was 4.64%. The yield was 7.13% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 5.15% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

•	The Fund’s exposure to higher-quality municipal holdings benefited performance as higher-quality municipals outperformed lower-quality municipals over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Tax Efficient Strategy Fund Class D	-14.32%	-13.94%
D Shares After Taxes on Distributions	-15.12%	-15.32%
SIFMA Municipal Swap Index	1.73%	1.80%
Lipper Equity Market Neutral Funds Average	-8.62%	-8.46%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.29%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Pennsylvania	12.4%
North Carolina	10.6%
Short-Term Instruments	7.8%
California	7.4%
Arizona	6.7%
Texas	6.0%
Tennessee	5.8%
Illinois	5.3%
Ohio	5.0%
Other	33.0%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$913.82	$1,018.50
Expenses Paid During Period†	$6.16	$6.49

† Expenses are equal to the net annualized expense ratio of 1.29% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.29% for Class D reflects net annualized expenses after application of an expense waiver of 0.23%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Fundamental Advantage Total Return Strategy Fund

Class D:	PFSDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI™ 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed income instruments.

•	The Fund’s long-short strategy exposure detracted from returns as the Enhanced RAFI™ 1000 underperformed the S&P 500 Index for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Class D	-3.95%	-2.02%
3 Month LIBOR Index	2.71%	2.88%
Lipper Equity Market Neutral Funds Average	-8.62%	-8.46%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.29%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	52.7%
U.S. Government Agencies	22.4%
PIMCO Funds	7.9%
Asset-Backed Securities	7.4%
Short-Term Instruments	2.2%
Other	7.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$999.11	$1,010.97
Expenses Paid During Period†	$13.96	$14.04

† Expenses are equal to the net annualized expense ratio of 2.80% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	11

PIMCO Fundamental IndexPLUS™ Fund

Class D:	PFPDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short-term fixed income instruments.

•	The Fund’s equity swap exposure to the Enhanced RAFI 1000 detracted from absolute performance as the Enhanced RAFI 1000 declined 39.83% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Class D	-52.53%	-14.93%
FTSE RAFI™ 1000 Index	-42.72%	-10.17%
S&P 500 Index	-38.09%	-8.24%
Lipper Specialty Diversified Equity Funds Average	-18.64%	-2.24%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.17%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in Conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through March 31, 2009

.

Allocation Breakdown‡

Short-Term Instruments	38.1%
U.S. Government Agencies	22.3%
Corporate Bonds & Notes	13.2%
Mortgage-Backed Securities	12.1%
PIMCO Funds	8.0%
Other	6.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$580.25	$1,015.26
Expenses Paid During Period†	$7.64	$9.75

† Expenses are equal to the net annualized expense ratio of 1.94% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Fundamental IndexPLUS™ TR Fund

Class D:	PIXDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances in derivatives based on Enhanced RAFI™ 1000, and enhanced, performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed income instruments.

•	The Fund’s equity swap exposure to the Enhanced RAFI™ 1000 detracted from absolute performance as the Enhanced RAFI™ 1000 declined 39.83% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class D	-47.80%	-12.04%
FTSE RAFITM 1000 Index	-42.72%	-10.17%
S&P 500 Index	-38.09%	-8.24%
Lipper Specialty Diversified Equity Funds Average	-18.64%	-2.24%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.70%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	50.4%
Corporate Bonds & Notes	18.4%
U.S. Treasury Obligations	13.2%
Short-Term Instruments	7.2%
Mortgage-Backed Securities	2.7%
Other	8.1%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$647.72	$1,013.76
Expenses Paid During Period†	$9.20	$11.25

† Expenses are equal to the net annualized expense ratio of 2.24% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	13

PIMCO Global Multi-Asset Fund

Class D:	PGMDX

Portfolio Insights

•

The Fund seeks total return which exceeds that of a blend of 60% MSCI World index/40% Barclays Capital U.S. Aggregate Index, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed income instruments, equity securities, forwards and derivatives.

•	The Fund was launched on October 29, 2008.

•	The Fund’s “primary benchmark”, MSCI World Index, produced negative total returns, as the global equity markets declined over the period since the Fund’s inception.

•	An overweight to duration from October 2008 through March 2009 benefited performance as the ten-year U.S. Treasury yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities (“MBS”) from October 2008 through March 2009 benefited performance as Agency MBS spreads tightened during the period.

•	Exposure to U.S. corporate bonds from October 2008 through March 2009 benefited performance as spreads over U.S. Treasuries narrowed during the period.

•	Exposure to U.S. large cap equities from November 2008 through March 2009, primarily through the PIMCO StocksPLUS® Fund, detracted from performance as the Fund underperformed the primary benchmark.

•	Commodities exposure from November 2008 through March 2009, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the primary benchmark.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the primary benchmark.

Cumulative Total Return for the period ended March 31, 2009
	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Class D	-3.92%
MSCI World Net Dividend Index (in USD)	-14.98%	*
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	-6.36%	*
Lipper Global Flexible Portfolio Funds Average	-7.34%	*

All Fund returns are net of fees and expenses.

* Cumulative total return since 10/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 2.24%. Expense ratio information is as of the Fund’s current prospectus dated 08/27/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	26.3%
Short-Term Floating NAV Portfolio	21.9%
Corporate Bonds & Notes	20.0%
CommodityRealReturn Strategy Fund®	7.3%
Total Return Fund	5.0%
Other	19.5%

‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/29/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$960.85	$1,019.35
Expenses Paid During Period†	$4.60	$5.64

† Expenses are equal to the net annualized expense ratio of 1.12% for Class D, multiplied by the average account value over the period, multiplied by 154/182 (to reflect the period since the Fund commenced operations on 10/29/08). The annualized expense ratio of 1.12% for Class D reflects net annualized expenses after application of an expense waiver of 0.70%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Class D:	PPUDX

Portfolio Insights

•

The Fund seeks to exceed the total return of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed income instruments.

•	The Fund’s international equity swap exposure detracted from absolute performance as the MSCI EAFE Net Dividend Index (USD Unhedged) declined 46.50% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns for the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns for the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class D	-50.39%	-23.83%
MSCI EAFE Net Dividend Index (USD Unhedged)	-46.50%	-22.08%
Lipper International Multi-Cap Core Funds Average	-45.76%	-21.21%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.54%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	46.3%
Corporate Bonds & Notes	23.8%
PIMCO Funds	9.2%
Asset-Backed Securities	5.4%
Short-Term Instruments	3.0%
Other	12.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$671.53	$1,012.86
Expenses Paid During Period†	$10.09	$12.14

† Expenses are equal to the net annualized expense ratio of 2.42% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	15

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Class D:	PIPDX

Portfolio Insights

•

The Fund seeks to exceed the total return of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed income instruments.

•

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar outperformed unhedged portfolios over the period as the U.S. dollar, the reserve currency, outperformed almost all other major currencies.

•	The Fund’s international equity swap exposure was negative for absolute performance as the MSCI EAFE Net Dividend Hedged USD Index declined 35.89% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns for the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns for the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	-37.57%	-2.15%	-0.20%
MSCI EAFE Net Dividend Hedged USD Index	-35.89%	-0.94%	0.54%	*
Lipper International Multi-Cap Core Funds Average	-45.76%	-2.19%	0.25%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 2.01%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	53.5%
Corporate Bonds & Notes	15.1%
U.S. Treasury Obligations	14.0%
Short-Term Instruments	5.9%
Mortgage-Backed Securities	3.6%
Other	7.9%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$755.92	$1,009.67
Expenses Paid During Period†	$13.40	$15.33

† Expenses are equal to the net annualized expense ratio of 3.06% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Real Return Fund

Class D:	PRRDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04% as measured by the Fund’s benchmark index, the Barclays Capital U.S. TIPS Index.

•	Exposure to U.S. corporate bonds in the finance sector significantly detracted from performance as spreads over U.S. Treasuries increased.

•	An overweight to U.S. TIPS duration from October 2008 through March 2009 benefited performance as the ten-year U.S. TIPS real yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened.

•	A U.K. yield curve-steepening bias benefited performance as the two-year U.K. Gilt yield declined more than the 30-year yield.

•	An emphasis on inflation-linked bonds (“ILBs”) in Japan detracted from performance as the ten-year real yield rose.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Class D	-6.30%	2.97%	6.85%	6.47%
Barclays Capital U.S. TIPS Index	-2.04%	4.15%	7.32%	6.56%	*
Lipper Treasury Inflation Protected Securities Funds Average	-4.76%	3.28%	5.94%	5.70%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.85%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	53.4%
U.S. Government Agencies	22.0%
Corporate Bonds & Notes	14.3%
Asset-Backed Securities	2.7%
Short-Term Instruments	1.8%
Other	5.8%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,004.85	$1,018.10
Expenses Paid During Period†	$6.85	$6.89

† Expenses are equal to the net annualized expense ratio of 1.37% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	17

PIMCO RealEstateRealReturn Strategy Fund

Class D:	PETDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•

Real Estate Investment Trusts (“REITs”) declined 60.67% as measured by the Fund’s benchmark index, the Dow Jones U.S. Select REIT Total Return Index, which significantly detracted from total return performance through derivative exposure to the Fund’s benchmark index.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, detracted from performance as U.S. TIPS underperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

•	Exposure to U.S. corporate bonds in the finance sector significantly detracted from performance as spreads over U.S. Treasuries increased.

•	An overweight to U.S. TIPS duration from January 2009 through March 2009 benefited performance as the ten-year U.S. TIPS real yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened.

•	A U.K. yield curve-steepening bias benefited performance as the two-year U.K. Gilt yield declined more than the 30-year yield.

•	An emphasis on inflation-linked bonds (“ILBs”) in Japan detracted from performance as the ten-year real yield rose.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class D	-65.77%	-11.28%	-6.11%
Dow Jones U.S. Select REIT Total Return Index	-60.67%	-9.46%	-5.55%	*
Lipper Real Estate Funds Average	-58.55%	-9.79%	-5.87%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	42.7%
U.S. Government Agencies	30.0%
Corporate Bonds & Notes	12.5%
Short-Term Instruments	4.9%
Asset-Backed Securities	3.5%
Other	6.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$374.31	$1,017.40
Expenses Paid During Period†	$5.17	$7.59

† Expenses are equal to the net annualized expense ratio of 1.51% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Small Cap StocksPLUS® TR Fund

Class D:	PCKDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed income instruments actively managed by PIMCO.

•	The Fund’s equity futures exposure to the Russell 2000® Index detracted from absolute performance as the Russell 2000® Index declined 37.50% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class D	-37.80%	-15.75%
Russell 2000® Index	-37.50%	-16.80%
Lipper Specialty Diversified Equity Funds Average	-18.64%	-3.91%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.83%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	44.7%
Corporate Bonds & Notes	20.3%
U.S. Treasury Obligations	18.7%
Asset-Backed Securities	3.8%
Short-Term Instruments	1.2%
Other	11.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$631.05	$1,017.30
Expenses Paid During Period†	$6.22	$7.70

† Expenses are equal to the net annualized expense ratio of 1.53% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	19

PIMCO StocksPLUS® Fund

Class D:	PSPDX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed income instruments.

•	The Fund’s equity futures exposure to the S&P 500 Index detracted from absolute performance as the S&P 500 Index declined 38.09% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Class D	-46.59%	-8.37%	-4.65%	4.74%
S&P 500 Index	-38.09%	-4.76%	-3.00%	5.82%	*
Lipper Large-Cap Core Funds Average	-37.34%	-4.94%	-2.94%	5.07%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

.

Allocation Breakdown‡

U.S. Government Agencies	48.1%
Corporate Bonds & Notes	20.7%
Short-Term Instruments	6.8%
Mortgage-Backed Securities	6.5%
PIMCO Funds	5.6%
Other	12.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$653.42	$1,015.56
Expenses Paid During Period†	$7.75	$9.45

† Expenses are equal to the net annualized expense ratio of 1.88% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO StocksPLUS® Total Return Fund

Class D:	PSTDX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed income instruments.

•	The Fund’s equity futures exposure to the S&P 500 Index detracted from absolute performance as the S&P 500 Index declined 38.09% for the period.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Class D	-47.20%	-7.68%	-2.37%
S&P 500 Index	-38.09%	-4.76%	-1.23%	*
Lipper Large-Cap Core Funds Average	-37.34%	-4.94%	-1.73%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 3.07%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	53.5%
Corporate Bonds & Notes	18.4%
PIMCO Funds	5.4%
Short-Term Instruments	4.8%
Mortgage-Backed Securities	4.7%
Other	13.2%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$656.53	$1,010.62
Expenses Paid During Period†	$11.85	$14.39

† Expenses are equal to the net annualized expense ratio of 2.87% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	21

PIMCO StocksPLUS® TR Short Strategy Fund

Class D:	PSSDX

Portfolio Insights

•

The Fund seeks total return through the implementation of short investment positions on the S&P 500 (the “Index”) by investing primarily in short positions with respect to the Index or specific Index securities, backed by a portfolio of fixed income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•	The Fund’s short S&P 500 Index futures contract exposure benefited absolute performance as the S&P 500 Index declined over the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® TR Short Strategy Fund Class D	45.75%	9.24%	9.08%
Inverse of S&P 500 Index	49.39%	2.77%	-0.19%	*
Lipper Dedicated Short Bias Funds Average	15.89%	-0.57%	-3.78%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.63%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	33.8%
Corporate Bonds & Notes	30.5%
U.S. Treasury Obligations	8.0%
Mortgage-Backed Securities	7.2%
Asset-Backed Securities	7.1%
Short-Term Instruments	5.4%
Other	8.0%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,397.00	$1,011.92
Expenses Paid During Period†	$15.60	$13.09

† Expenses are equal to the net annualized expense ratio of 2.61% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

PIMCO CommodityRealReturn Strategy Fund®

Class D:	PCRDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•

Commodities declined 44.99% as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Index Total Return. All commodity sectors declined during the period, which significantly detracted from performance. The largest decline occurred in the energy sector, which was down 62.74% during the period.

•

The portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, detracted from performance as U.S. TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Index Total Return.

•	Exposure to U.S. corporate bonds in the finance sector significantly detracted from performance as spreads over U.S. Treasuries increased.

•	An overweight to U.S. TIPS duration from October 2008 through March 2009 benefited performance as the ten-year U.S. TIPS real yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened.

•	A U.K. yield curve-steepening bias benefited performance as the two-year U.K. Gilt yield declined more than the 30-year yield.

•	An emphasis on inflation-linked bonds (“ILBs”) in Japan detracted from performance as the ten-year real yield rose.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Class D	-51.12%	-4.60%	5.94%
Dow Jones-AIG Commodity Index Total Return	-44.99%	-3.25%	4.10%	*
Lipper Specialty Diversified Equity Funds Average	-18.64%	2.56%	1.47%	*

All Fund returns are net of fees and expenses

* Average annual total return since 06/30/02

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.29%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	50.4%
U.S. Government Agencies	23.6%
Corporate Bonds & Notes	11.8%
Short-Term Instruments	8.3%
Foreign Currency-Denominated Issues	2.2%
Other	3.7%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$636.42	$1,012.86
Expenses Paid During Period†	$9.87	$12.14

† Expenses are equal to the net annualized expense ratio of 2.42% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 2.42% for Class D reflects net annualized expenses after application of an expense waiver of 0.09%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	23

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged market-weighted index that consists of over 1,200 securities traded in 22 of the world’s most developed countries. Securities are listed on exchanges in the US, Europe, Canada, Australia, New Zealand, and the Far East. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS: 1-10 Year Index	Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Consumer Price Index + 500 Basis Points	Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	Consumer Price Index + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

24	PIMCO Funds

Index	Description

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

FTSE RAFITM 1000 Index	FTSE RAFITM 1000 Index is part of the FTSE RAFITM Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFITM Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFITM US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in an unmanaged index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SIFMA Municipal Swap Index	SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable rate demand obligations that have a weekly Wednesday reset, are not subject to alternative minimum tax, have an outstanding amount of at least $10 million, have the highest short-term rating, and pay interest on a monthly basis (calculated on an actual/actual basis). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Annual Report	March 31, 2009	25

Schedule of Investments All Asset Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 100.2%

CommodityReal Return Strategy Fund®	91,800,615	$574,672

Convertible Fund	93,986,860	781,031

Developing Local Markets Fund	89,513,668	722,375

Diversified Income Fund	43,445,176	369,719

EM Fundamental IndexPLUS™ TR Strategy Fund	13,030,794	134,738

Emerging Local Bond Fund	132,421,397	1,028,914

Emerging Markets Bond Fund	64,615,881	552,466

Floating Income Fund	56,330,142	394,311

Foreign Bond Fund (Unhedged)	784,384	6,291

Fundamental Advantage Total Return Strategy Fund	32,704,928	143,248

Fundamental IndexPLUS™ Fund	3,536,235	15,772

	SHARES	VALUE (000S)

Fundamental IndexPLUS™ TR Fund	79,224,668	$381,863

Global Bond Fund (Unhedged)	892,802	7,250

High Yield Fund	132,315,899	867,992

Income Fund	24,080,809	205,650

International StocksPLUS® TR Strategy Fund (Unhedged)	5,614,916	25,829

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	29,458,692	190,303

Investment Grade Corporate Bond Fund	123,674,966	1,194,700

Long Duration Total Return Fund	36,752,835	372,674

Long-Term U.S. Government Fund	530,862	6,147

Low Duration Fund	588,111	5,469

	SHARES	VALUE (000S)

Real Return Asset Fund	226,678,451	$2,325,721

Real Return Fund	994,188	9,942

RealEstateReal Return Strategy Fund	53,639,014	111,569

Short-Term Fund	627,823	5,895

Small Cap StocksPLUS® TR Fund	60,156,992	338,684

StocksPLUS® Fund	1,396,556	6,899

StocksPLUS® Total Return Fund	5,910,377	28,606

Total Return Fund	48,456,987	490,869

Total PIMCO Funds (Cost $13,187,877)		11,299,599

Total Investments 100.2% (Cost $13,187,877)		$11,299,599

Other Assets and Liabilities (Net) (0.2%)		(26,770)

Net Assets 100.0%		$11,272,829

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$11,299,599	$0	$0	$11,299,599
Other Financial Instruments ++	0	0	0	0

Total	$11,299,599	$0	$0	$11,299,599

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 113.1%

CommodityRealReturn Strategy Fund®	13,859,905	$86,763

Convertible Fund	12,693,326	105,481

Developing Local Markets Fund	10,553,890	85,170

Diversified Income Fund	2,866,964	24,398

EM Fundamental IndexPLUS™ TR Strategy Fund	2,136,036	22,087

Emerging Local Bond Fund	13,947,738	108,374

Emerging Markets Bond Fund	8,246,575	70,508

Floating Income Fund	9,200,265	64,402

Foreign Bond Fund (Unhedged)	977,928	7,843

Fundamental Advantage Total Return Strategy Fund	12,670,640	55,497

Fundamental IndexPLUS™ Fund	118,551	529

Fundamental IndexPLUS™ TR Fund	11,608,579	55,953

	SHARES	VALUE (000S)

Global Bond Fund (Unhedged)	29,671	$241

High Yield Fund	25,124,611	164,817

Income Fund	4,912,521	41,953

Investment Grade Corporate Bond Fund	23,079,400	222,947

Long Duration Total Return Fund	8,788,677	89,117

Long-Term U.S. Government Fund	403,665	4,674

Low Duration Fund	80,506	749

Real Return Asset Fund	31,179,502	319,902

Real Return Fund	70,956	710

RealEstateRealReturn Strategy Fund	6,510,974	13,543

Short-Term Fund	68	1

Small Cap StocksPLUS® TR Fund	9,494,591	53,455

StocksPLUS® Fund	148,730	735

StocksPLUS® Total Return Fund	240,365	1,163

	SHARES	VALUE (000S)

StocksPLUS® TR Short Strategy Fund	50,645	$348

Total Return Fund	7,909,653	80,125

Total PIMCO Funds (Cost $1,815,416)		1,681,485

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$266	266

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $275. Repurchase proceeds are $266.)

Total Short-Term Instruments (Cost $266)		266

Total Investments 113.1% (Cost $1,815,682)		$1,681,751

Other Assets and Liabilities (Net) (13.1%)		(194,800)

Net Assets 100.0%		$1,486,951

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,681,485	$266	$0	$1,681,751
Other Financial Instruments ++	0	0	0	0

Total	$1,681,485	$266	$0	$1,681,751

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	27

Schedule of Investments  Fundamental Advantage Tax Efficient Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

Citigroup, Inc.
8.400% due 04/29/2049	$100	$57

Total Corporate Bonds & Notes (Cost $100)		57

MUNICIPAL BONDS & NOTES 86.3%

ARIZONA 6.3%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	100	82

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	250	223

		305

CALIFORNIA 7.1%

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2036	100	100

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	100	59

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	100	100

Long Beach, California Special Tax Bonds, Series 2008
5.400% due 10/01/2023	100	80

		339

COLORADO 3.2%

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	100	78

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	100	75

		153

GEORGIA 0.7%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	100	32

IDAHO 2.8%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	200	136

ILLINOIS 5.0%

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	100	74

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	200	168

		242

IOWA 1.2%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	100	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MARYLAND 1.6%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	$150	$78

MASSACHUSETTS 2.1%

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.250% due 12/01/2037	100	100

MICHIGAN 1.2%

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	100	59

MONTANA 2.1%

Montana State Board of Regents Revenue Bonds, Series 2005
0.350% due 11/15/2035	100	100

NEW HAMPSHIRE 2.1%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.200% due 06/01/2041	100	100

NEW JERSEY 2.0%

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	100	99

NEW YORK 3.8%

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	100	81

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
0.300% due 06/15/2033	100	100

		181

NORTH CAROLINA 10.1%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	150	154

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 2008
5.250% due 01/01/2020	250	246

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	100	83

		483

OHIO 4.7%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	62
5.875% due 06/01/2047	300	165

		227

PENNSYLVANIA 11.8%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2007
5.000% due 11/15/2013	250	220

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	$200	$170

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	250	174

		564

PUERTO RICO 4.4%

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.500% due 07/01/2038	250	211

TENNESSEE 5.5%

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2021	350	263

TEXAS 5.7%

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	200	94

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	125	117

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	100	62

		273

WEST VIRGINIA 2.9%

Kanawha County, West Virginia Revenue Bonds, Series 1999
5.100% due 01/01/2012	150	139

Total Municipal Bonds & Notes (Cost $5,023)		4,141

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	400	2

Total Convertible Preferred Stocks (Cost $30)		2

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%

REPURCHASE AGREEMENTS 7.4%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$356	356

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $365. Repurchase proceeds are $356.)

Total Short-Term Instruments (Cost $356)		356

Total Investments 95.0% (Cost $5,509)		$4,556

Other Assets and Liabilities (Net) 5.0%		240

Net Assets 100.0%		$4,796

28	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Cash of $70 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index June Futures	Short	06/2009	8	$(16)

(c)	Swap agreements outstanding on March 31, 2009:

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	10,016	1-Month USD-LIBOR plus 0.310%	$622	02/26/2010	JPM	$63
Pay	FTSE eRAFI 1000 Index	14,431	1-Month USD-LIBOR plus 0.250%	1,740	04/30/2009	MLP	753
Receive	FTSE eRAFI 1000 Index	38,213	1-Month USD-LIBOR plus 0.250%	4,607	04/30/2009	MLP	(1,996)
Receive	FTSE eRAFI 1000 Index	26,037	1-Month USD-LIBOR plus 0.290%	1,782	04/30/2010	MLP	0
Pay	S&P 500 Index	1,885	1-Month USD-LIBOR less 0.050%	4,000	07/31/2009	MLP	1,622
Pay	S&P 500 Index	954	1-Month USD-LIBOR plus 0.050%	1,233	04/30/2010	MLP	0

							$442

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(d)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$2	$4,554	$0	$4,556
Other Financial Instruments ++	(16)	1,622	(1,180)	426

Total	$(14)	$6,176	$(1,180)	$4,982

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 07/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(51)	0	0	0	(1,129)	0	(1,180)

Total	$(51)	$0	$0	$0	$(1,129)	$0	$(1,180)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	29

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 15.2%

Short-Term Floating NAV Portfolio	3,369,441	$33,711

Total PIMCO Funds (Cost $33,711)		33,711

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 101.5%

BANKING & FINANCE 60.9%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013 (f)	$600	581

American Express Bank FSB
5.500% due 04/16/2013 (f)	800	691

American Express Centurion Bank
0.583% due 03/23/2010 (f)	2,700	2,533

American Express Co.
7.000% due 03/19/2018 (f)	800	707

American Express Credit Corp.
5.875% due 05/02/2013	600	527

American International Group, Inc.
1.252% due 10/18/2011 (f)	6,500	3,404

ANZ National International Ltd.
6.200% due 07/19/2013 (f)	900	869

Bank of America Corp.
8.000% due 12/29/2049	7,800	3,128
8.125% due 12/29/2049	4,700	1,933

Bank of Scotland PLC
1.344% due 12/08/2010 (f)	7,000	6,456

Bear Stearns Cos. LLC
1.341% due 02/23/2010 (f)	400	395
1.404% due 01/31/2011 (f)	400	381
1.446% due 11/28/2011 (f)	2,800	2,691
7.250% due 02/01/2018	2,000	2,070

Capital One Financial Corp.
1.572% due 09/10/2009 (f)	5,200	5,037

CIT Group, Inc.
4.250% due 02/01/2010	700	600

Citigroup, Inc.
5.500% due 04/11/2013 (f)	1,800	1,583

Comerica Bank
1.359% due 05/24/2011 (f)	7,100	6,268

Duke University
4.200% due 04/01/2014	900	906
5.150% due 04/01/2019	800	804

General Electric Capital Corp.
5.875% due 01/14/2038	800	574

Goldman Sachs Group, Inc.
1.677% due 03/22/2016	2,300	1,568
6.150% due 04/01/2018	2,300	2,106

Hartford Life Global Funding Trusts
1.288% due 11/15/2009 (f)	7,800	7,139

HSBC Finance Corp.
1.451% due 08/09/2011 (f)	3,200	2,179

International Lease Finance Corp.
1.610% due 07/13/2012 (f)	8,500	3,443

JPMorgan Chase & Co.
7.900% due 04/29/2049	2,100	1,352

KeyBank N.A.
3.511% due 06/02/2010	1,200	1,157

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	8,800	1,100
3.375% due 01/26/2017 (a)	900	113

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	$400	$334
1.438% due 02/15/2011	1,600	1,360
1.454% due 02/05/2010	4,200	3,966

Monumental Global Funding Ltd.
5.500% due 04/22/2013	500	455

Morgan Stanley
1.574% due 10/15/2015 (f)	5,700	4,056
3.338% due 05/14/2010	1,200	1,169

National Australia Bank Ltd.
5.350% due 06/12/2013	700	679

Nationwide Life Global Funding I
5.450% due 10/02/2012 (f)	6,300	5,617

Northern Rock PLC
1.166% due 10/20/2009	5,000	4,949

Pacific Life Global Funding
1.457% due 06/22/2011 (f)	20,500	20,476

Premium Asset Trust
1.661% due 10/08/2009 (f)	4,000	3,475

Pricoa Global Funding I
1.274% due 01/30/2012	900	670
1.428% due 09/27/2013	700	468

Princeton University
5.700% due 03/01/2039	800	788

Principal Life Income Funding Trusts
5.550% due 04/27/2015	900	854

SLM Corp.
4.000% due 01/15/2010 (f)	2,800	2,363

Sun Life Financial Global Funding LP
1.619% due 07/06/2011 (f)	9,000	7,996

TD North America LP
1.414% due 10/15/2009 (f)	6,800	6,791

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	261

UBS AG
2.154% due 05/05/2010 (f)	2,800	2,794
5.750% due 04/25/2018	400	335

Wachovia Corp.
1.590% due 06/15/2017 (f)	1,000	592
5.750% due 02/01/2018 (f)	1,000	888

Wells Fargo & Co.
7.980% due 02/28/2049	2,700	1,271

		134,902

INDUSTRIALS 32.9%

Amgen, Inc.
6.900% due 06/01/2038 (f)	3,300	3,403

CODELCO, Inc.
7.500% due 01/15/2019	400	456

CVS Caremark Corp.
1.561% due 06/01/2010 (f)	10,000	9,639

Dell, Inc.
5.650% due 04/15/2018	1,600	1,513

Gaz Capital S.A.
7.343% due 04/11/2013	100	88
8.146% due 04/11/2018	600	495
8.625% due 04/28/2034	3,300	2,987

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010 (f)	9,400	9,421

Home Depot, Inc.
1.445% due 12/16/2009 (f)	14,400	14,130

Martin Marietta Materials, Inc.
1.324% due 04/30/2010 (f)	4,660	4,368

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Norfolk Southern Corp.
5.750% due 04/01/2018 (f)	$3,600	$3,586

Oracle Corp.
5.750% due 04/15/2018 (f)	3,500	3,662

Petroleos Mexicanos
8.000% due 05/03/2019	1,100	1,078

Philip Morris International, Inc.
6.375% due 05/16/2038	400	389

Reynolds American, Inc.
2.020% due 06/15/2011 (f)	4,700	4,234

Roche Holdings, Inc.
3.249% due 02/25/2011	2,100	2,097

Suncor Energy, Inc.
6.100% due 06/01/2018 (f)	4,000	3,418

Time Warner, Inc.
1.461% due 11/13/2009	5,800	5,693

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,200	2,234

		72,891

UTILITIES 7.7%

Appalachian Power Co.
6.600% due 05/01/2009	1,230	1,232

Dominion Resources, Inc.
2.366% due 06/17/2010 (f)	4,000	3,888

EDF S.A.
5.500% due 01/26/2014	300	319
6.500% due 01/26/2019	300	309
6.950% due 01/26/2039	300	299

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011 (f)	9,400	10,049

Public Service Electric & Gas Co.
5.300% due 05/01/2018 (f)	1,100	1,111

		17,207

Total Corporate Bonds & Notes (Cost $257,680)		225,000

MUNICIPAL BONDS & NOTES 2.8%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	103
6.899% due 12/01/2040	1,600	1,598

Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,500	2,452

Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033	2,000	2,027

Total Municipal Bonds & Notes (Cost $6,120)		6,180

U.S. GOVERNMENT AGENCIES 43.0%

Fannie Mae
3.868% due 03/01/2034 (f)	1,023	1,039
4.024% due 12/01/2034 (f)	1,203	1,214
4.120% due 07/01/2035 (f)	1,440	1,449
4.500% due 06/01/2023 - 11/01/2023 (f)	3,889	4,010
5.000% due 07/01/2023 - 07/01/2037 (f)	20,042	20,727
5.000% due 04/01/2034 - 07/01/2037 (g)	551	569
5.000% due 05/01/2037	23	24
5.000% due 06/01/2037 (f)(g)	939	970

30	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 11/01/2036 - 11/01/2038 (f)	$9,611	$9,987
5.500% due 07/01/2038 (g)	147	153
5.500% due 05/01/2039	1,000	1,035
6.000% due 08/01/2036 - 10/01/2036 (g)	707	740
6.000% due 09/01/2036 - 11/01/2036 (f)	10,301	10,779
6.000% due 10/01/2036 (f)(g)	308	322

Freddie Mac
5.000% due 02/15/2016 - 11/01/2035 (f)	14,277	14,735
5.500% due 09/01/2037 - 09/01/2038 (f)	18,987	19,726

Ginnie Mae
6.000% due 02/15/2037 - 09/15/2037 (g)	1,651	1,728

Small Business Administration
5.490% due 03/01/2028	470	512
6.020% due 08/01/2028	5,093	5,673

Total U.S. Government Agencies (Cost $90,823)		95,392

U.S. TREASURY OBLIGATIONS 3.4%

Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	115	118
2.500% due 01/15/2029	986	1,072

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	800	793
8.000% due 11/15/2021	1,200	1,776
8.125% due 08/15/2019	800	1,161
8.125% due 05/15/2021	1,700	2,521

Total U.S. Treasury Obligations (Cost $7,272)		7,441

MORTGAGE-BACKED SECURITIES 5.6%

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	7,100	4,837

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	3,400	2,797

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	1,600	1,097

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		$2,300	$1,493

WaMu Mortgage Pass-Through Certificates
5.678% due 06/25/2037		3,944	2,063

Total Mortgage-Backed Securities (Cost $15,829)			12,287

ASSET-BACKED SECURITIES 14.2%

Access Group, Inc.
2.459% due 10/27/2025		3,357	3,088

BA Credit Card Trust
1.256% due 12/15/2014		2,200	1,970

Chase Issuance Trust
2.820% due 09/15/2015		6,800	6,230

IXIS Real Estate Capital Trust
0.862% due 02/25/2036		4,721	3,824

Long Beach Mortgage Loan Trust
0.582% due 12/25/2036		443	363

SLM Student Loan Trust
2.659% due 04/25/2023		6,680	6,566

South Carolina Student Loan Corp.
2.011% due 03/02/2020		3,100	2,889
2.261% due 09/03/2024		1,400	1,279

Structured Asset Securities Corp.
0.632% due 01/25/2037		10,000	5,318

Total Asset-Backed Securities (Cost $37,318)			31,527

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%

Goldman Sachs Group, Inc.
6.375% due 05/02/2018	EUR	400	457

KeyCorp
2.088% due 11/22/2010		1,600	1,869

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		1,900	1,732

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	600	461

Total Foreign Currency-Denominated Issues (Cost $4,603)			4,519

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.5%

Bank of America Corp.
7.250% due 12/31/2049	2,400	$1,019

Total Convertible Preferred Stocks (Cost $1,533)		1,019

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS 2.5%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$5,600	5,600

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.125% due 04/30/2010 - 01/31/2014 valued at $5,699. Repurchase proceeds are $5,600.)

U.S. CASH MANAGEMENT BILLS 1.3%
0.220% due 04/29/2009 (e)	2,960	2,959

U.S. TREASURY BILLS 0.5%
0.119% due 04/16/2009 - 06/04/2009 (b)(e)	1,055	1,055

Total Short-Term Instruments (Cost $9,614)		9,614

PURCHASED OPTIONS (i) 0.0%
(Cost $62)		49

Total Investments 192.5% (Cost $464,565)		$426,739

Written Options (j) (0.0%) (Premiums $289)		(151)

Other Assets and Liabilities (Net) (92.5%)		(204,955)

Net Assets 100.0%		$221,633

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Fundamental Advantage Total Return Strategy Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $3,889 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $171,822 at a weighted average interest rate of 2.002%. On March 31, 2009, securities valued at $250,286 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $3,508 and cash of $26,678 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	17	$232
90-Day Eurodollar December Futures	Long	12/2009	83	512
90-Day Eurodollar June Futures	Long	06/2010	7	44
90-Day Eurodollar March Futures	Long	03/2010	77	486
90-Day Eurodollar September Futures	Long	09/2009	322	2,012
90-Day Eurodollar September Futures	Long	09/2010	7	45
E-mini S&P 500 Index June Futures	Short	06/2009	620	(1,271)

See Accompanying Notes	Annual Report	March 31, 2009	31

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
S&P 500 Index June Futures	Short	06/2009	1,012	$(10,373)
U.S. Treasury 5-Year Note June Futures	Long	06/2009	6	10
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	3	28

				$(8,275)

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	7.440%	$2,300	$(232)	$0	$(232)
General Electric Capital Corp.	BCLY	4.500%	12/20/2013	7.440%	2,900	(283)	0	(283)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	7.440%	2,200	(200)	0	(200)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	200	(21)	0	(21)
General Motors Corp.	BOA	5.000%	06/20/2013	100.472%	1,300	(1,066)	(241)	(825)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	5,000	(4,097)	(892)	(3,205)
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	1,000	13	0	13
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	200	(16)	0	(16)
SLM Corp.	CITI	5.600%	09/20/2009	42.889%	2,600	(390)	0	(390)

						$(6,292)	$(1,133)	$(5,159)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	$486	$1	$0	$1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,334	(30)	0	(30)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(35)	$0	$(35)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(1)	$0	$(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$34,700	961	(61)	1,022
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		7,700	213	(18)	231
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,800	46	2	44
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,100	314	119	195
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,200	60	44	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		4,300	215	155	60
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,100	105	66	39
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		500	(136)	(5)	(131)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	26	(60)	86
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		4,500	168	(84)	252
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		14,300	533	(40)	573
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		700	(242)	(61)	(181)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	2,600	145	12	133
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	161	(21)	182
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		9,200	1,218	(116)	1,334

32	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB	$500	$66	$0	$66
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS	7,900	1,045	(94)	1,139
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS	1,400	209	(1)	210

						$5,166	$(158)	$5,324

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	FTSE eRAFI 1000 Index	1,319,523	1-Month USD-LIBOR plus 0.300%	$84,463	03/12/2010	CSFB	$5,816
Receive	FTSE eRAFI 1000 Index	1,051,105	1-Month USD-LIBOR plus 0.310%	63,688	02/26/2010	JPM	6,638
Receive	FTSE eRAFI 1000 Index	1,035,004	1-Month USD-LIBOR plus 0.170%	64,265	08/31/2009	UBS	6,545

							$18,999

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index June Futures	$1,150.000	06/18/2009	339	$20	$38
Call - CME S&P 500 Index June Futures	1,300.000	06/18/2009	797	33	10
Put - CBOT U.S. Treasury 5-Year Note June Futures	85.000	05/22/2009	35	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	67.000	05/22/2009	26	0	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	12	0	0

				$54	$49

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 06/01/2039	$140.000	06/04/2009	$8,000	$1	$0
Call - OTC Fannie Mae 6.000% due 05/01/2039	114.000	05/05/2009	13,000	2	0
Put - OTC Fannie Mae 5.000% due 04/01/2039	83.000	04/06/2009	44,000	5	0
Put - OTC Fannie Mae 6.000% due 04/01/2039	91.469	04/06/2009	4,000	0	0

				$8	$0

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	3	$2	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	284	62	69
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	282	93	60
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	5	3	3
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	16	5	2

				$ 165	$ 136

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009	EUR	500	$5	$0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		500	6	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$2,500	20	4
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,500	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,500	7	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	6	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	3	0
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	9	2
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,000	9	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,000	11	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,500	7	2

See Accompanying Notes	Annual Report	March 31, 2009	33

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$500	$5	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	3,500	13	1

							$124	$15

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 07/31/2008	73	$0	EUR	0	$81
Sales	1,356	24,500		1,500	795
Closing Buys	(326)	(1,000)		(500)	(279)
Expirations	(479)	(2,500)		0	(283)
Exercised	(34)	0		0	(25)

Balance at 03/31/2009	590	$21,000	EUR	1,000	$289

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$18,000	$18,472	$18,683

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	179	04/2009	$3	$0	$3
Buy		JPM	239	04/2009	0	(3)	(3)
Sell		JPM	60	04/2009	1	0	1
Buy		HSBC	179	06/2009	0	(3)	(3)
Buy		JPM	60	06/2009	0	(1)	(1)
Buy	CAD	JPM	128	04/2009	0	(3)	(3)
Buy	CNY	BCLY	4,654	07/2009	0	(37)	(37)
Sell		BCLY	3,553	07/2009	0	(21)	(21)
Sell		CITI	4,707	07/2009	0	(23)	(23)
Buy		DUB	14,457	07/2009	0	(117)	(117)
Sell		DUB	14,072	07/2009	0	(58)	(58)
Buy		HSBC	12,348	07/2009	23	(33)	(10)
Sell		HSBC	2,410	07/2009	0	(12)	(12)
Buy		JPM	4,507	07/2009	0	(39)	(39)
Sell		JPM	11,224	07/2009	0	(47)	(47)
Buy		BCLY	1,326	09/2009	3	0	3
Sell		BCLY	4,139	09/2009	0	(15)	(15)
Buy		CITI	833	09/2009	2	0	2
Sell		CITI	4,260	09/2009	0	(15)	(15)
Buy		DUB	3,950	09/2009	9	0	9
Buy		HSBC	1,803	09/2009	4	0	4
Sell		HSBC	84	09/2009	0	0	0
Buy		JPM	690	09/2009	1	0	1
Sell		JPM	119	09/2009	0	0	0
Buy		JPM	1,968	03/2010	0	(2)	(2)
Buy	EUR	BCLY	78	04/2009	0	(2)	(2)
Sell		BCLY	3,344	04/2009	0	(212)	(212)
Sell	GBP	BCLY	1,272	04/2009	50	0	50
Sell		JPM	1,087	04/2009	17	0	17
Buy	JPY	RBS	9,434	05/2009	0	0	0
Buy	MYR	BCLY	175	04/2009	0	(2)	(2)
Buy		BOA	140	04/2009	0	(2)	(2)
Buy		CITI	281	04/2009	0	(3)	(3)
Sell		CITI	917	04/2009	0	0	0
Buy		HSBC	321	04/2009	0	(2)	(2)
Buy	PHP	CITI	7,249	05/2009	1	(1)	0
Sell		CITI	9,674	05/2009	0	(17)	(17)
Buy		JPM	2,425	05/2009	0	0	0
Buy	RUB	JPM	16,183	05/2009	0	(198)	(198)
Sell		JPM	16,183	05/2009	205	0	205
Sell	SGD	BCLY	390	04/2009	2	0	2
Buy		CITI	569	04/2009	0	(16)	(16)

34	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SGD	CITI	264	04/2009	$0	$0	$0
Buy		DUB	369	04/2009	0	(8)	(8)
Buy		HSBC	161	04/2009	0	(4)	(4)
Sell		HSBC	598	04/2009	1	0	1
Sell		JPM	261	04/2009	0	0	0
Buy		RBS	237	04/2009	0	(6)	(6)
Buy		UBS	178	04/2009	0	(3)	(3)
Sell		BOA	202	07/2009	1	0	1
Buy		HSBC	202	07/2009	0	(7)	(7)

					$323	$(912)	$(589)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$34,778	$391,961	$0	$426,739
Short Sales, at value	0	(18,683)	0	(18,683)
Other Financial Instruments ++	(8,275)	5,208	13,181	10,114

Total	$26,503	$378,486	$13,181	$418,170

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 07/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(2,967)	0	0	0	16,149	(1)	13,181

Total	$(2,967)	$0	$0	$0	$16,149	$(1)	$13,181

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	35

Schedule of Investments  Fundamental IndexPLUSTM Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 19.8%

Short-Term Floating NAV Portfolio	1,239,603	$12,402

Total PIMCO Funds (Cost $12,402)		12,402

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 2.3%

HCA, Inc.
3.470% due 11/18/2013	$1,721	1,468

Total Bank Loan Obligations (Cost $1,721)		1,468

CORPORATE BONDS & NOTES 33.0%

BANKING & FINANCE 24.7%

American Express Credit Corp.
0.716% due 06/16/2011	1,000	869

Bear Stearns Cos. LLC
1.262% due 10/22/2010	200	196
1.551% due 02/23/2012	1,000	931

CIT Group, Inc.
1.387% due 03/22/2010	300	255

Citigroup, Inc.
6.125% due 11/21/2017	1,100	956

Comerica Bank
1.341% due 05/10/2010	500	457

Deutsche Bank AG
1.538% due 02/17/2015	500	357

East Lane Re Ltd.
7.170% due 05/06/2011	1,900	1,803

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	86
8.625% due 11/01/2010	100	80

Foundation Re II Ltd.
7.988% due 11/26/2010	1,000	959

Goldman Sachs Group, Inc.
1.416% due 02/06/2012 (e)	3,000	2,595

International Lease Finance Corp.
4.875% due 09/01/2010	200	146
5.625% due 09/15/2010	100	74

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	800	100
2.907% due 11/16/2009 (a)	3,000	375
3.005% due 07/18/2011 (a)	200	25

Marshall & Ilsley Corp.
5.626% due 08/17/2009	300	292

Metropolitan Life Global Funding I
1.278% due 05/17/2010	1,800	1,700

Osiris Capital PLC
3.944% due 01/15/2010	1,400	1,366

Residential Capital LLC
4.351% due 05/22/2009	1,100	973

Sun Life Financial Global Funding LP
1.619% due 07/06/2011	300	266

Wachovia Bank N.A.
1.564% due 11/03/2014	700	528

		15,389

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.7%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	$10	$10

Daimler Finance North America LLC
1.634% due 08/03/2009	200	199
5.750% due 09/08/2011	400	378

Hospira, Inc.
1.712% due 03/30/2010 (e)	1,200	1,120

Pemex Project Funding Master Trust
1.864% due 12/03/2012	200	169

Reynolds American, Inc.
2.020% due 06/15/2011	400	360

Roche Holdings, Inc.
3.249% due 02/25/2011	700	699

		2,935

UTILITIES 3.6%

AT&T, Inc.
1.334% due 02/05/2010	500	499

Verizon Wireless Capital LLC
5.250% due 02/01/2012 (e)	1,700	1,724

		2,223

Total Corporate Bonds & Notes (Cost $24,713)		20,547

U.S. GOVERNMENT AGENCIES 55.6%

Fannie Mae
0.582% due 12/25/2036 (e)	405	362
0.622% due 01/25/2021 (e)	519	511
0.872% due 09/25/2042 (e)	116	105
0.922% due 05/25/2031 (e)	150	145
3.022% due 07/01/2044	102	101
3.770% due 11/01/2035 (f)	32	33
4.157% due 09/01/2036 (e)	704	710
4.160% due 05/01/2036 (e)	690	697
4.189% due 07/01/2036 (e)	659	665
4.278% due 08/01/2036 (e)	729	735
4.338% due 05/01/2035 (f)	60	62
4.477% due 05/01/2035 (f)	58	58
4.487% due 11/01/2034 (f)	38	39
4.510% due 07/01/2034	19	20
4.580% due 07/01/2035 (e)	158	161
4.600% due 07/01/2034 (f)	26	27
4.679% due 10/01/2034	15	15
4.898% due 09/01/2035 (e)(f)	87	90
4.968% due 06/01/2035 (e)	348	357
5.025% due 11/01/2035 (e)	128	132
5.072% due 12/01/2033 (f)	51	52
5.200% due 08/01/2035 (e)	1,156	1,193
5.500% due 02/01/2036 (e)	875	909
5.500% due 04/01/2039	6,000	6,228
6.000% due 10/01/2037 - 10/01/2038 (e)	2,683	2,806
6.000% due 10/01/2037 (e)(f)	886	926
6.000% due 05/01/2039	6,000	6,252

Freddie Mac
0.562% due 12/25/2036 (e)	1,680	1,674
0.706% due 08/15/2019 (e)	4,476	4,339
0.906% due 12/15/2030 (e)	34	34
0.956% due 06/15/2018	21	21
3.023% due 02/25/2045 (e)	83	71
4.697% due 06/01/2035 (e)	194	196
4.711% due 08/01/2035 (e)	270	273
5.000% due 07/15/2024 (e)	108	110
5.500% due 08/01/2038 - 09/01/2038 (e)	3,613	3,753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 01/01/2037	$40	$42
6.000% due 04/01/2039 (f)	800	837

Total U.S. Government Agencies (Cost $34,489)		34,741

MORTGAGE-BACKED SECURITIES 30.2%

Banc of America Funding Corp.
6.106% due 01/20/2047	1,017	479

Banc of America Mortgage Securities, Inc.
4.517% due 07/25/2034	622	405
5.125% due 05/25/2033	714	547

Bear Stearns Adjustable Rate Mortgage Trust
4.611% due 07/25/2034	519	373

Bear Stearns Alt-A Trust
4.908% due 12/25/2033	590	436

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	764	671

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	1,035	656
5.733% due 12/26/2046	577	333

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	7	6

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	48	37

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	549	179
2.633% due 02/25/2036	1,240	503
4.500% due 06/25/2035	99	91

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	755	537

GMAC Mortgage Corp. Loan Trust
5.486% due 11/19/2035	50	26

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	480	385
0.602% due 01/25/2047	653	559
0.792% due 11/25/2045	23	11

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	545	372

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	700	491

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	191	172
0.776% due 05/19/2035	49	18

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	190	130

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	157	145
0.622% due 01/25/2037	77	71

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	33	24

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	196	191

Mellon Residential Funding Corp.
0.996% due 12/15/2030	302	244

Merrill Lynch Floating Trust
0.626% due 06/15/2022	1,720	1,208

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	509	282

MLCC Mortgage Investors, Inc.
4.848% due 01/25/2029	264	184

Morgan Stanley Capital I
0.617% due 10/15/2020	251	185

36	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
5.350% due 01/25/2035	$1,067	$585
5.528% due 08/25/2035	466	245

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	1,259	1,165
0.652% due 03/25/2037	1,173	428
0.802% due 02/25/2036	64	24
0.806% due 07/19/2035	226	106

Structured Asset Securities Corp.
4.863% due 10/25/2035	190	112

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	1,049	725
0.646% due 09/15/2021	2,992	2,064

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	32	13
0.812% due 10/25/2045	33	14
1.162% due 12/25/2027	1,191	846
2.363% due 01/25/2047	364	134
2.633% due 02/25/2046	2,413	900
2.833% due 11/25/2042	64	39
3.046% due 05/25/2041	13	11
3.705% due 02/27/2034	506	404
3.955% due 10/25/2046	420	165
3.955% due 12/25/2046	2,452	972

Total Mortgage-Backed Securities (Cost $30,804)		18,903

ASSET-BACKED SECURITIES 5.6%

Asset-Backed Funding Certificates
0.582% due 01/25/2037	255	217

Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036	173	149

Countrywide Asset-Backed Certificates
0.582% due 03/25/2037	47	46

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	333	294

Fremont Home Loan Trust
0.582% due 01/25/2037	334	284

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	138	131

Lehman XS Trust
0.592% due 05/25/2046	34	33
0.642% due 11/25/2036	305	293

Morgan Stanley ABS Capital I
0.572% due 11/25/2036	515	473

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036		$151	$138

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037		404	362

Option One Mortgage Loan Trust
0.572% due 01/25/2037		215	202

Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037		247	238

SBI HELOC Trust
0.692% due 08/25/2036		54	48

Securitized Asset-Backed Receivables LLC Trust
0.572% due 09/25/2036		160	140
0.652% due 05/25/2037		715	471

Total Asset-Backed Securities (Cost $4,079)			3,519

SOVEREIGN ISSUES 0.2%

Korea Development Bank
1.531% due 11/22/2012		100	91

Total Sovereign Issues (Cost $100)			91

FOREIGN CURRENCY-DENOMINATED ISSUES 7.5%

ASB Finance Ltd.
2.025% due 02/13/2012	EUR	700	847

Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,300	912

KeyCorp
2.088% due 11/22/2010	EUR	600	701

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	200	154

SLM Corp.
1.850% due 12/15/2010	EUR	800	660

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	951

Wachovia Corp.
2.125% due 02/13/2014	EUR	400	429

Total Foreign Currency-Denominated Issues (Cost $5,167)			4,654

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.0%

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	1,400	$1

Total Convertible Preferred Stocks (Cost $1,400)		1

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 95.1%

REPURCHASE AGREEMENTS 1.8%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,106	1,106

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $1,130. Repurchase proceeds are $1,106.)

U.S. CASH MANAGEMENT BILLS 1.2%
0.262% due 04/29/2009 - 05/15/2009 (b)(d)	720	720

U.S. TREASURY BILLS 92.1%
0.127% due 04/02/2009 - 06/11/2009 (b)(d)	57,620	57,614

Total Short-Term Instruments (Cost $59,439)		59,440

PURCHASED OPTIONS (h) 0.0%
(Cost $3)		0

Total Investments 249.3% (Cost $174,317)		$155,766

Written Options (i) (0.0%) (Premiums $51)		(21)

Other Assets and Liabilities (Net) (149.3%)		(93,250)

Net Assets 100.0%		$62,495

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Fundamental IndexPLUSTM Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $57,824 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $46,515 at a weighted average interest rate of 2.424%. On March 31, 2009, securities valued at $26,190 were pledged as collateral for reverse repurchase agreements.

(f)	Securities with an aggregate market value of $1,170 and cash of $977 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	31	$173
90-Day Eurodollar June Futures	Long	06/2009	246	1,426
90-Day Eurodollar March Futures	Long	03/2010	24	138
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	133
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	124	1,093
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	198	141

				$3,104

See Accompanying Notes	Annual Report	March 31, 2009	37

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	$800	$14	$0	$14

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	0.910%	12/20/2012	23.398%	$400	$(176)	$0	$(176)
American International Group, Inc.	BOA	0.930%	12/20/2012	23.398%	600	(264)	0	(264)
American International Group, Inc.	RBS	0.780%	12/20/2012	23.398%	400	(178)	0	(178)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.844%	300	(29)	0	(29)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	3.844%	800	(82)	0	(82)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	3.844%	1,000	(99)	0	(99)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	3.844%	800	(81)	0	(81)
CIT Group, Inc.	JPM	5.750%	03/20/2013	12.341%	800	(135)	0	(135)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	1,800	(58)	(72)	14
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	100	(25)	0	(25)
Gannett Co., Inc.	BCLY	1.968%	03/20/2013	12.134%	1,000	(276)	0	(276)
Gannett Co., Inc.	UBS	1.800%	03/20/2013	12.134%	300	(84)	0	(84)
General Electric Capital Corp.	BNP	0.770%	03/20/2013	7.751%	1,000	(207)	0	(207)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	7.440%	600	(57)	0	(57)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	300	(27)	0	(27)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	800	(65)	0	(65)
General Electric Capital Corp.	MSC	5.500%	12/20/2009	10.020%	400	(12)	0	(12)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	100	(4)	0	(4)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	2,400	(1,954)	0	(1,954)
General Motors Corp.	DUB	5.000%	09/20/2009	164.218%	2,300	(1,196)	0	(1,196)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	1,900	(1,546)	0	(1,546)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	1,500	(1,221)	0	(1,221)
GMAC LLC	GSC	3.200%	09/20/2012	18.913%	300	(105)	0	(105)
GMAC LLC	JPM	3.670%	09/20/2012	18.913%	1,000	(340)	0	(340)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,100	(126)	0	(126)
JSC Gazprom	BCLY	0.740%	01/20/2012	8.297%	800	(142)	0	(142)
JSC Gazprom	DUB	1.000%	10/20/2011	8.446%	400	(63)	0	(63)
MBIA, Inc.	BOA	2.800%	12/20/2012	34.161%	400	(212)	0	(212)
MBIA, Inc.	DUB	3.400%	12/20/2012	54.559%	400	(260)	0	(260)
MetLife, Inc.	JPM	1.700%	03/20/2013	8.943%	600	(125)	0	(125)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	3.650%	1,000	(133)	0	(133)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.850%	1,000	(110)	0	(110)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	10.746%	800	(194)	0	(194)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	10.746%	500	(121)	0	(121)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	10.746%	2,400	(547)	0	(547)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	10.746%	300	(72)	0	(72)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	10.746%	300	(68)	0	(68)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	1,000	(398)	0	(398)
SLM Corp.	JPM	4.550%	03/20/2010	42.889%	400	(108)	0	(108)
SLM Corp.	MLP	4.600%	03/20/2010	42.889%	600	(161)	0	(161)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	1,000	(91)	0	(91)

						$(11,152)	$(72)	$(11,080)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

38	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	600	$12	$0	$12
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		200	4	0	4
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	2,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,500	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		600	0	0	0
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		900	11	1	10
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		800	12	1	11
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(9)	(18)	9
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	23	(1)	24
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	24	(1)	25
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	7	1	6
Pay	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		$800	(30)	(35)	5
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	9,900	120	(189)	309
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	41	(8)	49
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$3,400	(564)	(502)	(62)

							$(345)	$(751)	$406

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	$74,426	06/15/2009	MLP	$(33,770)
Pay	FTSE eRAFI 1000 Index	44,229	1-Month USD-LIBOR plus 0.230%	(4,614)	08/17/2009	MLP	1,588
Receive	FTSE eRAFI 1000 Index	317,787	1-Month USD-LIBOR plus 0.230%	33,163	08/17/2009	MLP	(11,421)
Pay	FTSE eRAFI 1000 Index	395,403	1-Month USD-LIBOR plus 0.230%	(44,374)	09/18/2009	MLP	17,323
Receive	FTSE eRAFI 1000 Index	400,000	1-Month USD-LIBOR plus 0.230%	44,894	09/18/2009	MLP	(17,528)
Receive	FTSE eRAFI 1000 Index	25,293	1-Month USD-LIBOR plus 0.300%	1,613	10/15/2009	MLP	117

							$(43,691)

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 04/01/2039	$83.000	04/06/2009	$10,000	$1	$0
Put - OTC Fannie Mae 5.000% due 05/01/2039	80.000	05/05/2009	2,000	0	0
Put - OTC Fannie Mae 5.500% due 04/01/2039	85.000	04/06/2009	6,000	1	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	85.000	06/04/2009	1,000	0	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	93.000	06/04/2009	5,000	1	0
Put - OTC Freddie Mac 6.000% due 05/01/2039	90.000	05/05/2009	800	0	0

				$3	$0

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	26	$5	$6
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	26	9	6
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	3	1	0
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	30	10	6

				$25	$18

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$500	$4	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	2	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	4	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	3	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	1	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	3	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	500	2	0

							$26	$3

See Accompanying Notes	Annual Report	March 31, 2009	39

Schedule of Investments  Fundamental IndexPLUSTM Fund  (Cont.)

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$26,500	$610
Sales	4,428	11,400	2,436
Closing Buys	(1,692)	(33,400)	(1,870)
Expirations	(2,117)	0	(887)
Exercised	(534)	0	(238)

Balance at 03/31/2009	85	$4,500	$51

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	216	04/2009	$0	$(1)	$(1)
Sell		BCLY	216	04/2009	0	0	0
Buy		HSBC	217	04/2009	0	(1)	(1)
Sell		HSBC	217	04/2009	0	0	0
Sell	BRL	HSBC	51	04/2009	1	0	1
Buy		JPM	68	04/2009	0	(1)	(1)
Sell		JPM	17	04/2009	0	0	0
Buy		BCLY	79	06/2009	1	0	1
Sell		BCLY	110	06/2009	0	(1)	(1)
Buy		HSBC	106	06/2009	1	(1)	0
Sell		HSBC	55	06/2009	0	0	0
Buy		JPM	17	06/2009	0	0	0
Sell		JPM	42	06/2009	0	(1)	(1)
Buy		MLP	39	06/2009	0	0	0
Sell		MLP	39	06/2009	0	(1)	(1)
Buy		RBS	207	06/2009	2	0	2
Sell		RBS	207	06/2009	0	(2)	(2)
Sell		UBS	1,961	06/2009	0	(2)	(2)
Buy	CAD	JPM	37	04/2009	0	(1)	(1)
Buy	CNY	BCLY	2,857	07/2009	0	(23)	(23)
Sell		BCLY	12,827	07/2009	0	(25)	(25)
Sell		CITI	1,014	07/2009	0	(4)	(4)
Buy		DUB	8,565	07/2009	0	(69)	(69)
Sell		DUB	4,470	07/2009	0	(15)	(15)
Buy		HSBC	6,110	07/2009	10	(21)	(11)
Sell		HSBC	873	07/2009	0	(4)	(4)
Buy		JPM	2,229	07/2009	0	(19)	(19)
Sell		JPM	577	07/2009	0	(4)	(4)
Buy		BCLY	997	09/2009	2	0	2
Sell		BCLY	2,917	09/2009	0	(11)	(11)
Buy		CITI	625	09/2009	2	0	2
Sell		CITI	2,810	09/2009	0	(10)	(10)
Buy		DUB	2,910	09/2009	7	0	7
Buy		HSBC	1,317	09/2009	3	0	3
Sell		HSBC	273	09/2009	0	(1)	(1)
Buy		JPM	552	09/2009	1	0	1
Sell		JPM	400	09/2009	0	(2)	(2)
Buy		HSBC	203	03/2010	0	0	0
Buy		JPM	609	03/2010	0	(1)	(1)
Buy	EUR	BCLY	435	04/2009	0	(11)	(11)
Sell		HSBC	2,806	04/2009	0	(184)	(184)
Buy	GBP	BCLY	96	04/2009	0	(2)	(2)
Buy		CITI	457	04/2009	0	(18)	(18)
Buy		DUB	491	04/2009	0	(10)	(10)
Sell		DUB	926	04/2009	14	0	14
Buy		GSC	246	04/2009	0	(5)	(5)
Buy		MSC	498	04/2009	0	(17)	(17)
Sell		MSC	1,551	04/2009	18	0	18
Buy		UBS	94	04/2009	0	(4)	(4)
Buy	INR	BCLY	32,912	04/2009	1	(12)	(11)
Sell		BCLY	10,854	04/2009	0	(8)	(8)
Buy		BOA	21,853	04/2009	1	0	1
Buy		CITI	18,500	04/2009	0	(5)	(5)
Buy		DUB	18,648	04/2009	0	(3)	(3)
Sell		DUB	9,422	04/2009	0	(6)	(6)
Buy		HSBC	27,509	04/2009	0	(8)	(8)
Sell		JPM	99,146	04/2009	23	(21)	2
Sell	JPY	BNP	47,212	05/2009	7	0	7
Buy		RBS	2,723	05/2009	0	0	0
Sell		MSC	47,212	06/2009	8	0	8

40	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KWD	HSBC	33	04/2009	$0	$(13)	$(13)
Sell		HSBC	33	04/2009	3	0	3
Buy	MYR	BCLY	280	04/2009	0	(3)	(3)
Sell		BCLY	482	04/2009	0	0	0
Buy		BOA	245	04/2009	0	(3)	(3)
Buy		CITI	492	04/2009	0	(5)	(5)
Sell		CITI	236	04/2009	0	0	0
Buy		HSBC	571	04/2009	0	(4)	(4)
Sell		JPM	869	04/2009	0	(2)	(2)
Buy	PHP	BCLY	630	05/2009	0	0	0
Buy		CITI	15,474	05/2009	1	(2)	(1)
Sell		DUB	20,469	05/2009	0	(32)	(32)
Buy		JPM	4,365	05/2009	0	0	0
Buy	RUB	JPM	22,112	05/2009	0	(275)	(275)
Sell		UBS	22,112	05/2009	266	0	266
Buy	SAR	HSBC	222	04/2009	0	(1)	(1)
Sell		HSBC	222	04/2009	0	0	0
Buy		JPM	222	04/2009	0	(1)	(1)
Sell		JPM	222	04/2009	0	0	0
Sell	SGD	BCLY	323	04/2009	1	0	1
Buy		CITI	1,066	04/2009	0	(29)	(29)
Sell		CITI	252	04/2009	0	0	0
Buy		DUB	809	04/2009	0	(18)	(18)
Buy		HSBC	708	04/2009	0	(13)	(13)
Sell		HSBC	2,383	04/2009	29	0	29
Sell		JPM	213	04/2009	0	0	0
Buy		RBS	335	04/2009	0	(8)	(8)
Buy		UBS	251	04/2009	0	(5)	(5)
Buy		HSBC	304	07/2009	0	(10)	(10)
Sell		HSBC	304	07/2009	0	0	0

					$402	$(959)	$(557)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$12,402	$142,413	$951	$155,766
Other Financial Instruments ++	3,104	(11,128)	(43,801)	(51,825)

Total	$15,506	$131,285	$(42,850)	$103,941

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$5,444	$(1,859)	$49	$0	$(1,546)	$(1,137)	$951
Other Financial Instruments ++	(29,546)	0	0	0	(14,239)	(16)	(43,801)

Total	$(24,102)	$(1,859)	$49	$0	$(15,785)	$(1,153)	$(42,850)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	41

Schedule of Investments  Fundamental IndexPLUSTM TR Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 2.6%

Short-Term Floating NAV Portfolio	1,422,627	$14,233

Total PIMCO Funds (Cost $14,233)		14,233

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

HCA, Inc.
3.470% due 11/18/2013	$2,390	2,039

Total Bank Loan Obligations (Cost $2,390)		2,039

CORPORATE BONDS & NOTES 36.6%

BANKING & FINANCE 28.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	700	678

American Express Bank FSB
5.500% due 04/16/2013	1,100	950

American Express Centurion Bank
5.550% due 10/17/2012	6,400	5,702

American Express Co.
7.000% due 03/19/2018	2,000	1,768

American Express Credit Corp.
5.875% due 05/02/2013	700	615

American General Finance Corp.
6.900% due 12/15/2017	1,600	562

American International Group, Inc.
5.050% due 10/01/2015	100	45
5.850% due 01/16/2018	4,000	1,569

Bank of America Corp.
1.509% due 09/18/2009	200	200
1.568% due 08/15/2016	400	256
5.750% due 12/01/2017	1,100	926
8.000% due 12/29/2049	13,200	5,293
8.125% due 12/29/2049	5,400	2,221

Bank of America N.A.
6.000% due 10/15/2036	300	199

Barclays Bank PLC
6.050% due 12/04/2017	1,000	788

Bear Stearns Cos. LLC
1.360% due 02/01/2012	1,842	1,629
6.950% due 08/10/2012	2,400	2,446
7.250% due 02/01/2018	500	518

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	281

Calabash Re Ltd.
9.720% due 01/08/2010	1,200	1,159

Caterpillar Financial Services Corp.
6.125% due 02/17/2014	7,900	7,683

CIT Group, Inc.
1.358% due 08/17/2009	300	268
1.464% due 07/28/2011	2,613	1,677
1.474% due 11/03/2010	1,200	879

Citigroup Capital XXI
8.300% due 12/21/2057	7,500	3,619

Citigroup, Inc.
1.262% due 12/28/2009	500	462
5.500% due 04/11/2013	2,700	2,375
6.000% due 08/15/2017	6,700	5,795
8.400% due 04/29/2049	2,400	1,359

Comerica Bank
1.359% due 05/24/2011	3,400	3,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Financial Corp.
5.800% due 06/07/2012	$1,900	$1,651

Deutsche Bank AG
1.538% due 02/17/2015	2,700	1,931

DnB NOR Bank ASA
1.330% due 10/13/2009	1,000	988

Export-Import Bank of China
4.875% due 07/21/2015	100	103

Foundation Re II Ltd.
7.988% due 11/26/2010	1,400	1,343

General Electric Capital Corp.
6.875% due 01/10/2039	800	655

GMAC LLC
6.000% due 12/15/2011	200	112
6.875% due 08/28/2012	3,400	1,879

Goldman Sachs Group, Inc.
6.750% due 10/01/2037	10,900	7,397

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,575

ICICI Bank Ltd.
1.894% due 01/12/2010	1,800	1,621

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	911
7.900% due 04/29/2049	500	322

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,597

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	64

KeyBank N.A.
3.511% due 06/02/2010	5,800	5,593

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	13
3.011% due 12/23/2010 (a)	900	112
6.200% due 09/26/2014 (a)	400	53

Lloyds Banking Group PLC
5.920% due 09/29/2049	100	19

Marsh & McLennan Cos., Inc.
7.125% due 06/15/2009	4,100	4,099

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	800	783
1.454% due 02/05/2010	1,000	944
1.501% due 06/05/2012	3,000	2,331
6.050% due 08/15/2012	2,400	2,061
6.875% due 04/25/2018	2,200	1,724

MetLife, Inc.
6.400% due 12/15/2036	400	168

Morgan Stanley
1.392% due 01/18/2011	6,300	5,688
3.338% due 05/14/2010	1,500	1,462

National Australia Bank Ltd.
1.352% due 09/11/2009	800	800
5.350% due 06/12/2013	800	775

National City Bank
4.500% due 03/15/2010	15,000	15,028

Petroleum Export Ltd.
5.265% due 06/15/2011	57	48

Principal Life Income Funding Trusts
5.550% due 04/27/2015	1,000	948

RBS Capital Trust III
5.512% due 09/29/2049	1,200	481

Resona Bank Ltd.
5.850% due 09/29/2049	200	102

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	$1,000	$617

State Street Capital Trust IV
2.320% due 06/15/2037	200	79

Sun Life Financial Global Funding LP
1.738% due 07/06/2010	5,400	5,157

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	167

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	261

U.S. Bancorp
1.625% due 02/04/2010	5,700	5,711

UBS AG
5.750% due 04/25/2018	600	503
5.875% due 12/20/2017	700	603

USB Capital IX
6.189% due 04/15/2049	200	79

Wachovia Corp.
5.750% due 02/01/2018	2,000	1,776

Wells Fargo & Co.
7.980% due 02/28/2049	23,900	11,247

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,600	3,624

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	198

		150,822

INDUSTRIALS 7.8%

Amgen, Inc.
6.900% due 06/01/2038	3,900	4,022

AstraZeneca PLC
5.900% due 09/15/2017	400	424
6.450% due 09/15/2037	300	313

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	1,788

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	411

CODELCO, Inc.
6.150% due 10/24/2036	100	93

Comcast Corp.
5.875% due 02/15/2018	300	286
6.450% due 03/15/2037	300	263

Gaz Capital S.A.
6.212% due 11/22/2016	200	146

International Business Machines Corp.
1.764% due 07/28/2011	3,400	3,352
5.700% due 09/14/2017	7,800	8,099

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	2,900	2,646

Kraft Foods, Inc.
6.125% due 02/01/2018	800	804

Peabody Energy Corp.
7.875% due 11/01/2026	300	269

President and Fellows of Harvard College
6.000% due 01/15/2019	800	862
6.500% due 01/15/2039	4,500	5,044

Roche Holdings, Inc.
3.249% due 02/25/2011	5,900	5,893
7.000% due 03/01/2039	1,600	1,682

Rohm & Haas Co.
6.000% due 09/15/2017	500	416

42	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Time Warner, Inc.
5.875% due 11/15/2016	$2,100	$1,991

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	300	298

Union Pacific Corp.
5.700% due 08/15/2018	1,800	1,718

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	683

Williams Cos., Inc.
6.375% due 10/01/2010	700	689

		42,192

UTILITIES 0.7%

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,392

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	535

NGPL PipeCo. LLC
6.514% due 12/15/2012	800	765

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	192

		3,884

Total Corporate Bonds & Notes (Cost $245,250)		196,898

MUNICIPAL BONDS & NOTES 4.5%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2006
5.000% due 01/01/2037	2,400	2,347

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	200	206
6.899% due 12/01/2040	1,500	1,498

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,800	3,313

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	2,700	2,762

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	265	191

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,600	1,533

Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	3,100	2,889

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	4,200	4,457

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,700	1,403

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	2,000	1,988

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	1,648

Total Municipal Bonds & Notes (Cost $26,651)		24,235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 100.4%

Fannie Mae
0.582% due 12/25/2036	$539	$483
0.872% due 09/25/2042	851	773
3.022% due 06/01/2043 - 07/01/2044	762	755
3.770% due 11/01/2035	260	266
3.977% due 12/01/2033	483	482
4.353% due 07/01/2035	649	659
4.450% due 01/01/2035	962	983
4.464% due 03/01/2035	120	122
4.474% due 07/01/2034	746	759
4.500% due 06/01/2023 - 08/01/2035	2,415	2,481
4.580% due 07/01/2035	852	869
4.654% due 05/25/2035	160	165
4.679% due 10/01/2034	136	139
4.807% due 10/01/2035	410	420
4.830% due 06/01/2035	1,617	1,652
4.898% due 09/01/2035	568	584
4.968% due 06/01/2035	1,565	1,609
5.000% due 06/25/2027 - 05/01/2036	16,050	16,592
5.000% due 03/01/2036 (g)(h)	23,902	24,714
5.072% due 12/01/2033	264	271
5.082% due 09/01/2035	856	881
5.500% due 02/01/2014 - 05/01/2039	180,522	187,418
6.000% due 02/01/2029 - 04/01/2039	101,684	106,400
6.000% due 07/01/2036 - 12/01/2038 (g)	72,996	76,345
6.500% due 08/01/2029 - 04/01/2039	646	681

Freddie Mac
0.706% due 07/15/2019 - 08/15/2019	5,375	5,210
0.782% due 08/25/2031	187	150
0.786% due 02/15/2019	6,107	5,912
0.956% due 06/15/2018	128	126
3.023% due 02/25/2045	83	72
4.697% due 06/01/2035	1,501	1,515
4.711% due 08/01/2035	1,264	1,278
4.810% due 11/01/2034	799	812
4.893% due 10/01/2035	894	917
5.000% due 01/15/2024	28	28
5.335% due 09/01/2035	406	419
5.500% due 12/01/2037 - 11/01/2038	49,138	51,050
5.500% due 11/01/2038 (g)	24,915	25,884
6.000% due 04/01/2039	7,800	8,155

Ginnie Mae
6.000% due 05/15/2037 - 04/01/2039	1,081	1,132

Small Business Administration
5.290% due 12/01/2027	654	707
5.490% due 03/01/2028	4,694	5,115
5.600% due 09/01/2028	4,505	4,932

Total U.S. Government Agencies (Cost $527,648)		539,917

U.S. TREASURY OBLIGATIONS 26.2%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	774	784
1.750% due 01/15/2028	21,928	21,065
1.875% due 07/15/2013	12,747	13,098
1.875% due 07/15/2015	3,801	3,909
2.000% due 01/15/2014	2,406	2,484
2.000% due 07/15/2014	5,720	5,920
2.375% due 01/15/2017	7,227	7,696
2.375% due 01/15/2025	11,004	11,465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.500% due 07/15/2016	$3,765	$4,040
2.625% due 07/15/2017	8,340	9,088
3.000% due 07/15/2012	8,090	8,628

U.S. Treasury Bonds
3.500% due 02/15/2039 (g)	4,600	4,560
6.250% due 08/15/2023	15,900	20,928
8.125% due 08/15/2019	13,000	18,858
8.125% due 05/15/2021	5,700	8,452

Total U.S. Treasury Obligations (Cost $132,999)		140,975

MORTGAGE-BACKED SECURITIES 5.5%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	235	131

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	900	670

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,077	1,016
5.206% due 01/25/2034	1,442	978

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	745	273
5.491% due 09/25/2035	194	96

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	73
5.471% due 01/12/2045	300	225

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	717	454

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	482	370
4.700% due 12/25/2035	281	211

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	632

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	705	230
0.802% due 02/25/2037	3,156	1,304
4.500% due 06/25/2035	772	713

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	190	111

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	100	82

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	275	274

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 02/25/2037	1,754	1,598

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	694	556
0.602% due 01/25/2047	848	726

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	75
5.444% due 03/10/2039	500	362

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	900	617

GSR Mortgage Loan Trust
4.541% due 09/25/2035	1,678	1,244
5.242% due 11/25/2035	1,266	815

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	272	186

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	353	326
0.622% due 01/25/2037	103	95
4.756% due 01/25/2036	669	362

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	1,970
5.882% due 02/15/2051	300	213

See Accompanying Notes	Annual Report	March 31, 2009	43

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$340	$341

Mellon Residential Funding Corp.
0.996% due 12/15/2030	2,220	1,791

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	1,500	1,063
5.485% due 03/12/2051	600	346

Merrill Lynch Floating Trust
0.626% due 06/15/2022	2,718	1,909

Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	1,664
5.809% due 12/12/2049	100	70

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	515	204
5.278% due 08/25/2034	983	629

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	319	122

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	71	64

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	760	653
0.642% due 09/25/2046	1,226	1,055

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	1,928	1,330
5.509% due 04/15/2047	400	252

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	100	41
2.833% due 11/25/2042	96	58
3.046% due 05/25/2041	94	83

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,105	698

Total Mortgage-Backed Securities (Cost $41,196)		29,361

ASSET-BACKED SECURITIES 4.8%

ACE Securities Corp.
0.572% due 12/25/2036	215	189
0.602% due 10/25/2036	83	78

Asset-Backed Funding Certificates
0.582% due 11/25/2036	237	219

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	47	46
0.797% due 09/25/2034	151	102

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	553	462

Chase Issuance Trust
1.456% due 05/16/2011	5,600	5,592
2.820% due 09/15/2015	4,600	4,214

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	2,321	2,105
0.572% due 03/25/2047	97	93
0.572% due 05/25/2047	325	295
0.582% due 03/25/2037	155	149
0.592% due 06/25/2047	486	437
0.602% due 06/25/2037	428	382
0.632% due 10/25/2046	212	191

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	444	392

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	630	562
0.572% due 12/25/2036	112	110

Fremont Home Loan Trust
0.572% due 10/25/2036	1,234	1,120
0.582% due 01/25/2037	417	355

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036		$194	$187

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		263	153

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037		198	187

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036		66	60
0.572% due 10/25/2036		2,326	2,046

Lehman XS Trust
0.592% due 05/25/2046		44	42

Long Beach Mortgage Loan Trust
0.702% due 08/25/2035		57	54
0.802% due 10/25/2034		17	7

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011		2,900	2,880

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		495	466

Morgan Stanley ABS Capital I
0.562% due 10/25/2036		141	129
0.572% due 10/25/2036		140	122

Option One Mortgage Loan Trust
0.562% due 02/25/2037		171	167

Park Place Securities, Inc.
0.834% due 10/25/2034		700	529

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036		182	169

Residential Asset Securities Corp.
0.582% due 10/25/2036		5	5
0.592% due 11/25/2036		151	145

SBI HELOC Trust
0.692% due 08/25/2036		189	166

Soundview Home Equity Loan Trust
0.602% due 01/25/2037		800	765

Structured Asset Securities Corp.
0.572% due 10/25/2036		328	287

Total Asset-Backed Securities (Cost $27,714)			25,659

SOVEREIGN ISSUES 0.2%

Brazil Government International Bond
8.000% due 01/15/2018		600	657

China Development Bank Corp.
5.000% due 10/15/2015		100	104

Mexico Government International Bond
5.950% due 03/19/2019		300	294

Total Sovereign Issues (Cost $930)			1,055

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%

Bear Stearns Cos. LLC
1.806% due 09/26/2013	EUR	2,000	2,326

Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	238

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	5,128

KeyCorp
2.088% due 11/22/2010		1,500	1,753

Total Foreign Currency-Denominated Issues (Cost $17,575)			9,445

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011	44,400	$240

Bank of America Corp.
7.250% due 12/31/2049	2,500	1,061

Wells Fargo & Co.
7.500% due 12/31/2049	1,900	910

Total Convertible Preferred Stocks (Cost $3,056)		2,211

PREFERRED STOCKS 0.5%

DG Funding Trust
2.717% due 08/01/2011	243	2,434

Total Preferred Stocks (Cost $2,585)		2,434

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.4%

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$5,190	5,190

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $5,294. Repurchase proceeds are $5,190.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.092% due 04/29/2009 (f)	870	870

U.S. TREASURY BILLS 13.2%
0.146% due 04/02/2009 - 06/11/2009 (b)(e)(f)	71,230	71,221

Total Short-Term Instruments (Cost $77,280)		77,281

PURCHASED OPTIONS (j) 1.0%
(Cost $1,445)		5,446

Total Investments 199.2% (Cost $1,120,952)		$1,071,189

Written Options (k) (0.0%) (Premiums $368)		(123)

Other Assets and Liabilities (Net) (99.2%)		(533,344)

Net Assets 100.0%		$537,722

44	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Fundamental IndexPLUS™ TR Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $71,131 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $960 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $191,971 at a weighted average interest rate of 2.122%. On March 31, 2009, securities valued at $128,757 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $896 and cash of $2,098 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	17	$232
90-Day Eurodollar December Futures	Long	12/2009	123	724
90-Day Eurodollar June Futures	Long	06/2009	345	1,925
90-Day Eurodollar June Futures	Long	06/2010	5	31
90-Day Eurodollar March Futures	Long	03/2010	95	599
90-Day Eurodollar September Futures	Long	09/2009	185	1,154
90-Day Eurodollar September Futures	Long	09/2010	5	33
E-mini S&P 500 Index June Futures	Long	06/2009	5	23
S&P 500 Index June Futures	Long	06/2009	4	99
U.S. Treasury 5-Year Note June Futures	Long	06/2009	429	754
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	95
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	154	1,394

				$7,063

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%		$1,700	$30	$0	$30
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	4,000	(18)	0	(18)
UBS Warburg LLC	DUB	(2.230%	)	03/20/2014	2.290%		2,800	6	0	6

								$18	$0	$18

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	1.750%	03/20/2013	6.636%	$1,300	$(194)	$0	$(194)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	300	(22)	0	(22)
CIT Group, Inc.	CITI	5.000%	12/20/2013	11.765%	700	(136)	(178)	42
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	1,500	(219)	0	(219)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	1,500	(307)	0	(307)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	700	(64)	0	(64)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	700	(72)	0	(72)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	800	(71)	0	(71)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	100	(81)	0	(81)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	800	(626)	0	(626)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	900	(703)	0	(703)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	6,300	(5,163)	(1,119)	(4,044)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	300	(245)	0	(245)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	500	(157)	0	(157)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,600	(184)	0	(184)
JSC Gazprom	BCLY	1.600%	12/20/2012	7.619%	1,800	(316)	0	(316)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	1,000	(163)	0	(163)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	400	(65)	0	(65)
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	1,000	12	0	12
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	100	(8)	0	(8)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	1,600	(591)	(228)	(363)
SLM Corp.	JPM	4.300%	03/20/2013	27.118%	1,900	(717)	0	(717)

						$(10,092)	$(1,525)	$(8,567)

See Accompanying Notes	Annual Report	March 31, 2009	45

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	1,000	(405)	0	(405)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,000	(398)	0	(398)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,876	(602)	0	(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	975	(119)	0	(119)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,014	1	0	1
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	681	(9)	0	(9)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	1,556	(18)	0	(18)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(1,754)	$0	$(1,754)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$111	$(1)	$112
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		800	17	1	16
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	(3)	0	(3)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	12	(2)	14
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	12	(2)	14
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,700	34	3	31
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	16	1	15
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(30)	(60)	30
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	27	0	27
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	49	(21)	70
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	6	1	5
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	20	3	17
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	1,000	31	(3)	34
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		19,300	530	62	468
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$5,900	163	(16)	179
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		8,000	221	(19)	240
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		900	23	1	22
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		57,100	1,985	0	1,985
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		35,000	1,152	(344)	1,496
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		34,500	1,134	(102)	1,236
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		200	10	7	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		4,100	205	150	55
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,500	74	47	27
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		4,500	224	101	123
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		3,500	(955)	34	(989)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		600	(163)	(6)	(157)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,900	71	(162)	233
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		2,000	(691)	(190)	(501)

46	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		$2,000	$(691)	$31	$(722)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		900	(311)	(52)	(259)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	6,000	43	50	(7)
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		1,100	80	8	72
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	104	(13)	117
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	2,700	33	(79)	112
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		500	6	(12)	18
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		5,400	66	(123)	189
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		13,600	277	(48)	325
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		3,800	77	(11)	88
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	82	(17)	99
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	25	2	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	152	12	140
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	40	0	40
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	45	0	45
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		600	90	0	90
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$3,300	(547)	(213)	(334)

							$3,883	$(982)	$4,865

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE eRAFI 1000 Index	920,601	1-Month USD-LIBOR plus 0.250%	$57,161	02/26/2010	BCLY	$5,818
Receive	FTSE eRAFI 1000 Index	1,524,430	1-Month USD-LIBOR plus 0.200%	97,265	10/15/2009	CSFB	7,052
Receive	FTSE eRAFI 1000 Index	795,108	1-Month USD-LIBOR plus 0.300%	50,895	03/12/2010	FCT	3,511
Receive	FTSE eRAFI 1000 Index	399,886	1-Month USD-LIBOR plus 0.300%	25,514	10/15/2009	JPM	1,849
Receive	FTSE eRAFI 1000 Index	594,295	1-Month USD-LIBOR plus 0.250%	74,385	06/15/2009	MLP	(33,729)
Receive	FTSE eRAFI 1000 Index	658,273	1-Month USD-LIBOR plus 0.230%	68,679	08/17/2009	MLP	(23,641)
Receive	FTSE eRAFI 1000 Index	471,425	1-Month USD-LIBOR plus 0.230%	52,899	09/18/2009	MLP	(20,646)
Pay	FTSE eRAFI 1000 Index	2,280,978	1-Month USD-LIBOR plus 0.300%	(158,603)	10/15/2009	MLP	(8,658)
Receive	FTSE eRAFI 1000 Index	4,823,375	1-Month USD-LIBOR plus 0.300%	307,749	10/15/2009	MLP	22,300

							$(46,144)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$18,800	$201	$708
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,000	138	490
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,100	57	192
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	31,200	295	1,175
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	89	381
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	43,900	468	1,654
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	18,600	197	846

							$1,445	$5,446

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	10	$7	$7
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	176	43	42
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	186	79	40
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	30	9	3

				$138	$92

See Accompanying Notes	Annual Report	March 31, 2009	47

Schedule of Investments  Fundamental IndexPLUSTM TR Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$ 3,500	$26	$6
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,300	21	2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	6,500	30	2
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	3	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	4	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	14	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	2,000	19	3
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	500	3	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	500	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	10	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	2
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,500	14	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	1
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	7	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	8,500	32	3

							$217	$31

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$ 102.000	04/27/2009	$2,000	$13	$0

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	625	$104,000	$2,783
Sales	1,297	88,800	2,311
Closing Buys	(845)	(139,000)	(3,560)
Expirations	(675)	(12,500)	(1,166)
Exercised	0	0	0

Balance at 03/31/2009	402	$41,300	$368

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$1,000	$1,019	$1,036
Fannie Mae	6.000%	04/01/2039	88,800	91,574	92,754

				$92,593	$93,790

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	208	04/2009	$0	$(1)	$(1)
Sell		BCLY	208	04/2009	0	0	0
Buy		HSBC	209	04/2009	0	(1)	(1)
Sell		HSBC	209	04/2009	0	(1)	(1)
Buy	AUD	UBS	558	05/2009	0	(4)	(4)
Sell	BRL	HSBC	503	04/2009	7	0	7
Buy		JPM	671	04/2009	0	(9)	(9)
Sell		JPM	168	04/2009	2	0	2
Buy		BCLY	23	06/2009	0	0	0
Sell		BCLY	77	06/2009	0	(1)	(1)
Buy		HSBC	542	06/2009	0	(7)	(7)
Sell		HSBC	38	06/2009	0	0	0
Buy		JPM	168	06/2009	0	(2)	(2)
Sell		JPM	32	06/2009	0	(1)	(1)
Buy		MLP	30	06/2009	0	0	0
Sell	BRL	MLP	30	06/2009	0	(1)	(1)
Buy		RBS	151	06/2009	1	0	1

48	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	RBS	151	06/2009	$0	$(1)	$(1)
Sell		UBS	358	06/2009	0	0	0
Buy	CAD	JPM	359	04/2009	0	(8)	(8)
Buy	CNY	BCLY	4,015	07/2009	0	(32)	(32)
Sell		BCLY	2,549	07/2009	0	(16)	(16)
Sell		CITI	4,700	07/2009	0	(21)	(21)
Buy		DUB	12,487	07/2009	0	(101)	(101)
Sell		DUB	11,396	07/2009	0	(44)	(44)
Buy		HSBC	4,159	07/2009	0	(29)	(29)
Sell		HSBC	2,815	07/2009	0	(12)	(12)
Buy		JPM	3,459	07/2009	0	(30)	(30)
Sell		JPM	2,660	07/2009	0	(17)	(17)
Buy		BCLY	1,455	09/2009	3	0	3
Sell		BCLY	3,977	09/2009	0	(15)	(15)
Buy		CITI	972	09/2009	3	0	3
Sell		CITI	3,391	09/2009	0	(12)	(12)
Buy		DUB	4,365	09/2009	10	0	10
Buy		HSBC	1,941	09/2009	5	0	5
Sell		HSBC	855	09/2009	0	(3)	(3)
Buy		JPM	759	09/2009	1	0	1
Sell		JPM	1,269	09/2009	0	(5)	(5)
Buy		BCLY	993	03/2010	0	(1)	(1)
Buy		HSBC	995	03/2010	0	(1)	(1)
Buy		JPM	6,052	03/2010	0	(6)	(6)
Sell	EUR	HSBC	8,594	04/2009	0	(565)	(565)
Buy		RBS	1,422	04/2009	0	(38)	(38)
Buy	GBP	CITI	243	04/2009	0	(9)	(9)
Buy		DUB	257	04/2009	0	(5)	(5)
Sell		DUB	1,687	04/2009	25	0	25
Buy		GSC	128	04/2009	0	(2)	(2)
Buy		MSC	265	04/2009	0	(9)	(9)
Sell		MSC	2,824	04/2009	33	0	33
Buy		UBS	648	04/2009	0	(26)	(26)
Buy	INR	BCLY	1,325	04/2009	0	0	0
Sell		BCLY	632	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Buy		DUB	504	04/2009	0	0	0
Sell		DUB	571	04/2009	0	0	0
Buy		HSBC	500	04/2009	0	0	0
Sell		JPM	1,626	04/2009	0	(1)	(1)
Buy	JPY	RBS	26,550	05/2009	0	(1)	(1)
Buy	KWD	HSBC	32	04/2009	0	(13)	(13)
Sell		HSBC	32	04/2009	2	0	2
Buy	MYR	BCLY	385	04/2009	0	(5)	(5)
Buy		BOA	350	04/2009	0	(4)	(4)
Buy		CITI	668	04/2009	0	(7)	(7)
Sell		CITI	2,187	04/2009	1	0	1
Buy		HSBC	784	04/2009	0	(5)	(5)
Buy	PHP	BCLY	1,076	05/2009	0	0	0
Buy		CITI	26,112	05/2009	2	(3)	(1)
Sell		CITI	34,948	05/2009	0	(62)	(62)
Buy		JPM	7,760	05/2009	0	0	0
Buy	RUB	JPM	29,482	05/2009	0	(366)	(366)
Sell		UBS	29,482	05/2009	355	0	355
Buy	SAR	HSBC	214	04/2009	0	(1)	(1)
Sell		HSBC	214	04/2009	0	0	0
Buy		JPM	213	04/2009	0	(1)	(1)
Sell		JPM	213	04/2009	0	0	0
Sell	SGD	BCLY	702	04/2009	3	0	3
Buy		CITI	1,036	04/2009	0	(29)	(29)
Sell		CITI	478	04/2009	1	0	1
Buy		DUB	693	04/2009	0	(14)	(14)
Buy		HSBC	307	04/2009	0	(8)	(8)
Sell		HSBC	1,103	04/2009	2	0	2
Sell		JPM	476	04/2009	1	0	1
Buy		RBS	412	04/2009	0	(10)	(10)
Buy		UBS	311	04/2009	0	(6)	(6)
Buy		HSBC	376	07/2009	0	(13)	(13)
Sell		HSBC	376	07/2009	0	0	0

					$457	$(1,585)	$(1,128)

See Accompanying Notes	Annual Report	March 31, 2009	49

Schedule of Investments Fundamental IndexPLUSTM TR Fund (Cont.)	March 31, 2009

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$16,444	$1,054,745	$0	$1,071,189
Short Sales, at value	0	(93,790)	0	(93,790)
Other Financial Instruments ++	7,063	10,274	(63,107)	(45,770)

Total	$23,507	$971,229	$(63,107)	$931,629

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(42,525)	0	0	0	(21,260)	678	(63,107)

Total	$(42,525)	$0	$0	$0	$(21,260)	$678	$(63,107)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

50	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Multi-Asset Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c)(d) 49.3%

CommodityRealReturn Strategy Fund®	3,187,925	$19,956

Emerging Local Bond Fund	575,957	4,475

Emerging Markets Bond Fund	757,480	6,476

Global Bond Fund (Unhedged)	1,579,249	12,824

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,330	22

Investment Grade Corporate Bond Fund	459,780	4,442

Real Return Fund	695,341	6,953

RealEstateRealReturn Strategy Fund	1,674,531	3,483

Short-Term Floating NAV Portfolio	5,959,836	59,628

Total Return Fund	1,334,295	13,516

Total PIMCO Funds (Cost $135,580)		131,775

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 15.0%

American Express Bank FSB
3.150% due 12/09/2011	$5,000	5,171

Bank of America Corp.
2.100% due 04/30/2012	5,000	5,014
5.750% due 12/01/2017	1,465	1,233

Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,465	1,516

Block Financial LLC
7.875% due 01/15/2013	1,000	986

Citigroup, Inc.
2.125% due 04/30/2012	5,000	5,021

General Electric Capital Corp.
3.000% due 12/09/2011	5,000	5,152

ING Bank NV
3.900% due 03/19/2014	4,000	4,033

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	750	653

Regions Bank
3.250% due 12/09/2011	4,965	5,171

Sovereign Bank
2.750% due 01/17/2012	5,000	5,102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
1.360% due 08/01/2013	$1,460	$1,076

		40,128

INDUSTRIALS 4.1%

Black & Decker Corp.
8.950% due 04/15/2014 (a)	500	494

CSX Corp.
6.250% due 03/15/2018	250	216

Daimler Finance North America LLC
5.750% due 09/08/2011	500	473

Darden Restaurants, Inc.
6.200% due 10/15/2017	500	420

Gaz Capital S.A.
8.146% due 04/11/2018	1,500	1,267

Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	2,000	1,479

Newell Rubbermaid, Inc.
6.250% due 04/15/2018	965	809

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	500	398

Rohm & Haas Co.
6.000% due 09/15/2017	1,000	832

RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,655
11.250% due 02/01/2019	1,000	867

UST, Inc.
5.750% due 03/01/2018	1,000	878

Valero Energy Corp.
9.375% due 03/15/2019	250	259

Whirlpool Corp.
7.750% due 07/15/2016	1,000	829

		10,876

UTILITIES 1.3%

CenturyTel, Inc.
6.000% due 04/01/2017	1,000	836

Embarq Corp.
7.082% due 06/01/2016	3,000	2,704

		3,540

Total Corporate Bonds & Notes (Cost $54,243)		54,544

U.S. GOVERNMENT AGENCIES 26.8%

Fannie Mae
1.184% due 08/05/2010	10,000	10,015
5.500% due 06/01/2038 - 11/01/2038	25,000	25,977

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/01/2037 (f)	$24,225	$25,334
6.000% due 04/01/2039	5,000	5,223

Freddie Mac
2.125% due 03/23/2012	5,000	5,041

Total U.S. Government Agencies (Cost $71,133)		71,590

	SHARES
EXCHANGE-TRADED FUNDS 1.8%

SPDR Gold Trust	53,000	4,785

Total Exchange-Traded Funds (Cost $4,992)		4,785

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$2,000	2,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $2,041. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	517	517
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $530. Repurchase proceeds are $517.)

		2,517

U.S. TREASURY BILLS 1.8%
0.113% due 04/09/2009 - 05/21/2009 (b)(e)	4,670	4,670

Total Short-Term Instruments (Cost $7,186)		7,187

PURCHASED OPTIONS (h) 0.9%
(Cost $2,799)		2,373

Total Investments 101.9% (Cost $275,933)		$272,254

Written Options (i) (0.1%) (Premiums $197)		(197)

Other Assets and Liabilities (Net) (1.8%)		(4,792)

Net Assets 100.0%		$267,265

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	The Global Multi-Asset Fund is investing in shares of affiliated Funds.
(d)	Institutional Class Shares of each PIMCO Fund, except Short-Term Floating NAV Portfolio.
(e)	Securities with an aggregate market value of $4,670 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

See Accompanying Notes	Annual Report	March 31, 2009	51

Schedule of Investments  Global Multi-Asset Fund  (Cont.)

(f)	Securities with an aggregate market value of $2,527 and cash of $2,961 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
S&P 500 Index June Futures	Long	06/2009	202	$4,772

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	1.879%	$500	$4	$0	$4
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	2.200%	500	0	0	0
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%	1,000	(2)	0	(2)
CenturyTel, Inc.	JPM	(2.000%	)	06/20/2017	1.220%	1,000	(55)	0	(55)
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	250	4	0	4
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%	500	(13)	0	(13)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.472%	500	(28)	0	(28)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.095%	2,000	(72)	0	(72)
Embarq Corp.	JPM	(2.350%	)	06/20/2016	1.095%	1,000	(80)	0	(80)
JSC Gazprom	BCLY	(8.850%	)	12/20/2018	5.961%	1,500	(299)	0	(299)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	6.168%	2,000	(59)	0	(59)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	2.570%	965	51	0	51
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	750	(4)	0	(4)
Rohm & Haas Co.	BNP	(1.600%	)	09/20/2017	1.428%	1,000	(13)	0	(13)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%	1,000	164	0	164
RR Donnelley & Sons Co.	UBS	(2.640%	)	03/20/2012	7.217%	2,000	226	0	226
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.487%	1,000	(17)	0	(17)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%	250	(13)	0	(13)
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	4.252%	1,000	66	0	66

							$(140)	$0	$(140)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	$500	$11	$0	$11
Brazil Government International Bond	JPM	2.900%	11/20/2009	1.238%	1,000	22	0	22
Brazil Government International Bond	JPM	3.050%	11/20/2009	1.238%	100	2	0	2
Brazil Government International Bond	MLP	2.250%	11/20/2009	1.238%	150	2	0	2
Brazil Government International Bond	UBS	3.250%	12/20/2009	1.340%	500	13	0	13
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	1,465	(133)	0	(133)
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	500	6	0	6
Mexico Government International Bond	JPM	2.100%	11/20/2009	2.405%	150	1	0	1
Mexico Government International Bond	JPM	2.850%	11/20/2009	2.405%	1,000	14	0	14
Mexico Government International Bond	JPM	2.900%	11/20/2009	2.405%	100	2	0	2
Mexico Government International Bond	UBS	3.100%	12/20/2009	2.497%	500	8	0	8
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	500	1	0	1
Republic of Korea Government Bond	JPM	3.450%	12/20/2009	3.438%	1,000	1	0	1
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	100	0	0	0
Republic of Korea Government Bond	UBS	1.900%	12/20/2009	3.438%	150	(2)	0	(2)
Republic of Korea Government Bond	UBS	3.500%	12/20/2009	3.438%	500	1	0	1
Russia Government International Bond	JPM	6.500%	11/20/2009	5.245%	100	3	0	3
Russia Government International Bond	MLP	3.800%	11/20/2009	5.245%	150	1	0	1
Russia Government International Bond	MSC	10.500%	11/20/2009	5.245%	1,000	72	0	72

						$25	$0	$25

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012	$500	$(9)	$0	$(9)
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012	500	(6)	0	(6)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	500	(4)	0	(4)
CDX.IG-9 5-Year Index 15-30%	DUB	1.820%	12/20/2012	2,500	38	0	38
CDX.IG-9 5-Year Index 15-30%	MLP	1.720%	12/20/2012	2,500	29	0	29
CDX.IG-9 5-Year Index 15-30%	MSC	1.163%	12/20/2012	3,000	(26)	0	(26)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	3,000	(109)	(68)	(41)

					$(87)	$(68)	$(19)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

52	PIMCO Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	$80,000	$(3,989)	$(3,568)	$(421)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	11,000	(548)	(403)	(145)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	14,200	(1,323)	(759)	(564)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP	3,600	(335)	(307)	(28)
Pay	3-Month USD-LIBOR	5.000%	12/16/2039	BOA	3,500	1,104	1,091	13

						$(5,091)	$(3,946)	$(1,145)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	642,171	1-Month USD-LIBOR less 0.350%	$22,733	04/14/2009	MLP	$1,405
Pay	iShares MSCI EM Index	512,763	1-Month USD-LIBOR less 0.750%	10,886	04/30/2009	MLP	(1,838)
Receive	iShares MSCI EM Index	1,001,514	1-Month USD-LIBOR less 0.750%	21,262	04/30/2009	MLP	3,589

							$3,156

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	293	$1,284	$1,055
Put - CBOE S&P 500 Index December Futures	700.000	12/20/2009	115	817	693
Put - CBOE S&P 500 Index September Futures	700.000	09/19/2009	115	642	560

				$2,743	$2,308

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$65

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOE S&P 500 Index December Futures	$500.000	12/19/2009	115	$197	$197

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Premium
Balance at 10/29/2008	0	$0
Sales	228	612
Closing Buys	(113)	(415)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2009	115	$197

See Accompanying Notes	Annual Report	March 31, 2009	53

Schedule of Investments Global Multi-Asset Fund (Cont.)	March 31, 2009

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	JPM	73	04/2009	$0	$(5)	$(5)
Sell	GBP	JPM	135	04/2009	2	0	2

					$2	$(5)	$(3)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$139,363	$132,891	$0	$272,254
Other Financial Instruments ++	4,574	1,875	0	6,449

Total	$143,937	$134,766	$0	$278,703

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

54	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged)	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 18.3%

Short-Term Floating NAV Portfolio	709,891	$7,103

Total PIMCO Funds (Cost $7,102)		7,103

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 47.2%

BANKING & FINANCE 35.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$100	97

American Express Centurion Bank
0.584% due 06/12/2009	600	592

American Express Co.
7.000% due 03/19/2018	100	88

American Express Credit Corp.
5.875% due 05/02/2013	100	88

American General Finance Corp.
6.900% due 12/15/2017	200	70

American International Group, Inc.
5.850% due 01/16/2018	300	118

ANZ National International Ltd.
6.200% due 07/19/2013	100	97

Bank of America Corp.
5.750% due 12/01/2017	200	168
8.125% due 12/29/2049	300	123

Barclays Bank PLC
5.450% due 09/12/2012	900	912
6.050% due 12/04/2017	100	79

Bear Stearns Cos. LLC
1.352% due 07/16/2009	100	100
1.366% due 05/18/2010 (e)	500	493
6.950% due 08/10/2012	400	408

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	35

CIT Group, Inc.
1.358% due 08/17/2009	100	89

Citigroup Capital XXI
8.300% due 12/21/2057	900	434

Citigroup Funding, Inc.
1.226% due 06/26/2009	100	99

Citigroup, Inc.
1.396% due 05/18/2010 (e)	730	656
6.000% due 08/15/2017	200	173

Countrywide Financial Corp.
5.800% due 06/07/2012	200	174

Credit Agricole S.A.
1.256% due 05/28/2009	100	100
1.306% due 05/28/2010	100	98

Credit Suisse USA, Inc.
1.438% due 08/15/2010	600	576

Deutsche Bank AG
1.538% due 02/17/2015	200	143

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	356

General Electric Capital Corp.
1.212% due 01/20/2010	600	582

GMAC LLC
6.875% due 08/28/2012	200	111

Goldman Sachs Group, Inc.
1.318% due 11/16/2009	290	283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 10/01/2037	$1,200	$814

HSBC Holdings PLC
6.500% due 05/02/2036	200	166

ICICI Bank Ltd.
1.894% due 01/12/2010	100	90

International Lease Finance Corp.
1.376% due 06/26/2009	370	348

JPMorgan Chase & Co.
0.571% due 06/26/2009	290	289
6.000% due 01/15/2018	100	101

KeyBank N.A.
3.511% due 06/02/2010	200	193

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	13
5.625% due 01/24/2013 (a)	500	63

Merrill Lynch & Co., Inc.
1.291% due 05/08/2009	200	199
3.051% due 05/20/2009 (e)	600	597
6.875% due 04/25/2018	300	235

Metropolitan Life Global Funding I
1.278% due 05/17/2010	200	189

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	91

Morgan Stanley
1.291% due 05/07/2009	300	300

Pricoa Global Funding I
1.274% due 01/30/2012	100	74
1.428% due 09/27/2013	100	67

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	95

Residential Capital LLC
4.351% due 05/22/2009	100	88

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	200	88

SLM Corp.
1.299% due 07/27/2009	30	29
1.319% due 07/26/2010	1,000	710

UBS AG
5.875% due 12/20/2017	100	86

Wachovia Corp.
1.311% due 12/01/2009	200	197

Wells Fargo & Co.
7.980% due 02/28/2049	2,500	1,176

		13,640

INDUSTRIALS 9.6%

Amgen, Inc.
6.900% due 06/01/2038	400	413

AstraZeneca PLC
5.900% due 09/15/2017	100	106

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	103

Dell, Inc.
4.700% due 04/15/2013	200	201

General Mills, Inc.
1.252% due 01/22/2010	100	98

Home Depot, Inc.
1.445% due 12/16/2009	100	98

International Business Machines Corp.
5.700% due 09/14/2017	900	935

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	274

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kraft Foods, Inc.
6.125% due 02/01/2018	$100	$100

Oracle Corp.
4.950% due 04/15/2013	300	317
5.750% due 04/15/2018	200	209

Philip Morris International, Inc.
6.375% due 05/16/2038	100	97

Roche Holdings, Inc.
3.249% due 02/25/2011	400	400

Rohm & Haas Co.
6.000% due 09/15/2017	100	83

Union Pacific Corp.
5.700% due 08/15/2018	200	191

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	98

		3,723

UTILITIES 2.4%

AT&T, Inc.
6.300% due 01/15/2038	200	176

Enel Finance International S.A.
6.800% due 09/15/2037	300	248

NGPL PipeCo. LLC
6.514% due 12/15/2012	100	96

Verizon Communications, Inc.
5.250% due 04/15/2013	100	102

Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	304

		926

Total Corporate Bonds & Notes (Cost $22,058)		18,289

MUNICIPAL BONDS & NOTES 3.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	200

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	200	201

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	192

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	736

Washington State General Obligation Bonds, (MBIA Insured), Series 2003
0.000% due 12/01/2020	200	118

Total Municipal Bonds & Notes (Cost $1,500)		1,447

U.S. GOVERNMENT AGENCIES 91.9%

Fannie Mae
5.000% due 02/25/2017	18	19
5.000% due 06/01/2035 - 01/01/2037 (e)	1,426	1,475
5.500% due 02/01/2018 - 05/01/2039	7,262	7,535
5.500% due 10/01/2036 - 07/01/2038 (e)	1,258	1,308
5.500% due 12/01/2038 (e)(f)	641	666
6.000% due 09/01/2038 (e)	179	187
6.000% due 04/01/2039 - 05/01/2039	12,000	12,509

See Accompanying Notes	Annual Report	March 31, 2009	55

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 10/01/2035 - 08/01/2037 (e)	$376	$397
6.500% due 04/01/2039	1,300	1,369

Freddie Mac
0.706% due 08/15/2019	543	526
4.250% due 09/15/2024	138	139
5.000% due 11/01/2035 - 06/01/2038 (e)	3,839	3,966
5.500% due 07/01/2037 - 08/01/2038 (e)	3,465	3,600

Ginnie Mae
6.000% due 08/15/2037	939	983

Small Business Administration
5.290% due 12/01/2027	93	101
5.490% due 03/01/2028	657	716
6.220% due 12/01/2028	100	107

Total U.S. Government Agencies (Cost $34,891)		35,603

U.S. TREASURY OBLIGATIONS 9.3%

Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	223	223
1.875% due 07/15/2015	326	336
2.375% due 01/15/2025	1,348	1,404
3.500% due 01/15/2011	487	508

U.S. Treasury Bonds
3.500% due 02/15/2039 (e)	1,000	991
8.125% due 08/15/2019	100	145

Total U.S. Treasury Obligations (Cost $3,443)		3,607

MORTGAGE-BACKED SECURITIES 8.0%

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	600	409

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	248	91

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	90	79

Countrywide Alternative Loan Trust
0.682% due 02/25/2047	206	79
2.633% due 02/25/2036	128	52

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	173	122
4.785% due 11/25/2034	99	61

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	71	64

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	65	56

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	122	85

GSR Mortgage Loan Trust
5.242% due 11/25/2035	79	51

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	402
5.420% due 01/15/2049	300	204

JPMorgan Mortgage Trust
5.018% due 02/25/2035	58	46

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	62	46

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	30	17

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	55	37

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley Capital I
0.617% due 10/15/2020	$36	$26
5.809% due 12/12/2049	500	350

Residential Accredit Loans, Inc.
2.993% due 09/25/2045	221	89

Structured Asset Mortgage Investments, Inc.
0.652% due 03/25/2037	125	45
0.806% due 07/19/2035	52	34

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	137	123

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	150	103

WaMu Mortgage Pass-Through Certificates
1.162% due 12/25/2027	221	156
2.363% due 01/25/2047	73	27
2.633% due 02/25/2046	431	161

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	111	76

Total Mortgage-Backed Securities (Cost $4,859)		3,091

ASSET-BACKED SECURITIES 10.7%

Accredited Mortgage Loan Trust
0.642% due 04/25/2036	9	9

American Express Credit Account Master Trust
1.056% due 02/15/2012	16	15

Asset-Backed Funding Certificates
0.582% due 01/25/2037	28	24

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036	304	272

Bear Stearns Asset-Backed Securities Trust
0.612% due 06/25/2047	48	38

BNC Mortgage Loan Trust
0.622% due 05/25/2037	122	91

Chase Issuance Trust
2.820% due 09/15/2015	600	550

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	93	81
0.582% due 01/25/2037	22	21
0.632% due 08/25/2036	316	278

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	236	201
0.572% due 06/25/2047	187	166
0.592% due 06/25/2047	37	34
0.602% due 06/25/2037	195	174
0.602% due 10/25/2047	141	124
0.702% due 09/25/2036	354	247

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	185	163
0.612% due 12/25/2037	108	101

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	60	55

Fremont Home Loan Trust
0.622% due 05/25/2036	10	10

GSAMP Trust
0.592% due 12/25/2036	135	98

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	65	62

HSBC Asset Loan Obligation
0.582% due 12/25/2036	217	189

I Asset Securitization Corp. Trust
0.572% due 12/25/2036	161	145

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
0.572% due 01/25/2037		$52	$22
0.582% due 11/25/2036		91	84

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036		39	37

Morgan Stanley ABS Capital I
0.562% due 01/25/2037		36	31
0.572% due 11/25/2036		77	71

Residential Asset Securities Corp.
0.592% due 02/25/2037		114	100

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037		217	192

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		109	82

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		151	145
0.582% due 01/25/2038		96	81

Structured Asset Securities Corp.
0.622% due 01/25/2037		243	159

Total Asset-Backed Securities (Cost $4,839)			4,152

SOVEREIGN ISSUES 1.3%

Korea Development Bank
1.565% due 04/03/2010		500	486

Total Sovereign Issues (Cost $500)			486

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%

Bear Stearns Cos. LLC
2.499% due 07/27/2012	EUR	100	117

CIT Group, Inc.
5.000% due 05/13/2014		100	68

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	100	26

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	165

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	77

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	200	109

Total Foreign Currency-Denominated Issues (Cost $845)			562

SHORT-TERM INSTRUMENTS 5.9%

REPURCHASE AGREEMENTS 3.0%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		$600	600
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $606. Repurchase proceeds are $600.)

State Street Bank and Trust Co.
0.080% due 04/01/2009		570	570
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $585. Repurchase proceeds are $570.)

			1,170

56	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.9%
0.095% due 04/23/2009 (d)	$1,100	$1,100

Total Short-Term Instruments (Cost $2,270)		2,270

PURCHASED OPTIONS (h) 0.6%
(Cost $59)		228

Total Investments 198.4% (Cost $82,366)		$76,838

Written Options (i) (0.0%) (Premiums $12)		(3)

Other Assets and Liabilities (Net) (98.4%)		(38,108)

Net Assets 100.0%		$38,727

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	The International StocksPLUS® TR Strategy Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $1,100 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $24,015 at a weighted average interest rate of 2.389%. On March 31, 2009, securities valued at $14,191 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $145 and cash of $242 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	2	$27
90-Day Eurodollar December Futures	Long	12/2009	17	105
90-Day Eurodollar June Futures	Long	06/2009	73	413
90-Day Eurodollar June Futures	Long	06/2010	1	6
90-Day Eurodollar March Futures	Long	03/2010	17	108
90-Day Eurodollar September Futures	Long	09/2009	38	237
90-Day Eurodollar September Futures	Long	09/2010	1	6
U.S. Treasury 5-Year Note June Futures	Long	06/2009	1	2
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	7
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	20	179

				$1,090

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	$600	$(88)	$0	$(88)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	500	(102)	0	(102)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	100	(78)	0	(78)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	100	(78)	0	(78)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	800	(656)	(142)	(514)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	100	(13)	0	(13)

						$(1,015)	$(142)	$(873)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	389	0	0	0
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	97	(1)	0	(1)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	195	(3)	0	(3)

					$(202)	$0	$(202)

See Accompanying Notes	Annual Report	March 31, 2009	57

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	100	$2	$0	$2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	300	0	0	0
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		200	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		200	2	0	2
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		200	2	0	2
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		100	1	0	1
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		400	(3)	(7)	4
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	3	0	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	6	(3)	9
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	2,000	55	6	49
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		100	3	0	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$800	22	(2)	24
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,100	30	(3)	33
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		3,300	109	(32)	141
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		1,500	50	(4)	54
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		600	30	22	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		200	10	6	4
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		700	35	16	19
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		200	10	7	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CITI		900	72	58	14
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		100	(27)	(1)	(26)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		500	18	(43)	61
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		1,000	37	(19)	56
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		700	(243)	11	(254)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		600	(208)	(50)	(158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		600	(208)	12	(220)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		500	(174)	(65)	(109)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	800	6	7	(1)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	11	(2)	13
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	300	4	(9)	13
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		500	6	(11)	17
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		1,200	25	(4)	29
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		200	25	2	23
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		100	15	0	15

							$(274)	$(108)	$(166)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	iShares MSCI EAFE Index	973,452	1-Month USD-LIBOR less 0.500%	$33,759	06/30/2009	CSFB	$2,833
Receive	iShares MSCI EAFE Index	47,316	1-Month USD-LIBOR less 0.350%	1,675	04/14/2009	MLP	103

							$2,936

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

58	PIMCO Funds	See Accompanying Notes

March 31, 2009

(h)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$800	$9	$30
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	23
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	11	45
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,400	15	53
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	77

							$59	$228

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	2	$1	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	1	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	1	1	1
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	1	0	0

				$2	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$100	$0	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	3	1

							$10	$2

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	72	$6,100	$216
Sales	115	3,600	143
Closing Buys	(10)	(8,100)	(194)
Expirations	(152)	0	(137)
Exercised	(20)	0	(16)

Balance at 03/31/2009	5	$1,600	$12

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	28	04/2009	$0	$0	$0
Sell		BCLY	28	04/2009	0	0	0
Buy		HSBC	28	04/2009	0	0	0
Sell		HSBC	28	04/2009	0	0	0
Buy	AUD	UBS	76	05/2009	0	(1)	(1)
Sell	BRL	HSBC	32	04/2009	1	0	1
Buy		JPM	43	04/2009	0	(1)	(1)
Sell		JPM	11	04/2009	0	0	0
Sell		BCLY	24	06/2009	0	0	0
Buy		HSBC	32	06/2009	0	0	0
Sell		HSBC	12	06/2009	0	0	0
Buy		JPM	11	06/2009	0	0	0
Buy		RBC	1,462	06/2009	0	(144)	(144)
Sell		RBS	39	06/2009	0	0	0
Sell		UBS	1,335	06/2009	0	(1)	(1)
Buy	CAD	JPM	22	04/2009	0	(1)	(1)
Buy	CNY	BCLY	446	07/2009	0	(4)	(4)
Sell		BCLY	406	07/2009	0	(3)	(3)
Sell		CITI	642	07/2009	0	(3)	(3)
Buy	CNY	DUB	1,769	07/2009	0	(14)	(14)
Sell		DUB	1,774	07/2009	0	(7)	(7)

See Accompanying Notes	Annual Report	March 31, 2009	59

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	HSBC	884	07/2009	$1	$(4)	$(3)
Sell		HSBC	318	07/2009	0	(2)	(2)
Buy		JPM	482	07/2009	0	(4)	(4)
Sell		JPM	440	07/2009	0	(3)	(3)
Buy		BCLY	255	09/2009	1	0	1
Sell		BCLY	602	09/2009	0	(2)	(2)
Buy		CITI	139	09/2009	0	0	0
Sell		CITI	537	09/2009	0	(2)	(2)
Buy		DUB	554	09/2009	1	0	1
Buy		HSBC	277	09/2009	1	0	1
Sell		HSBC	91	09/2009	0	0	0
Buy		JPM	138	09/2009	0	0	0
Sell		JPM	133	09/2009	0	(1)	(1)
Buy		JPM	345	03/2010	0	0	0
Sell	EUR	HSBC	334	04/2009	0	(22)	(22)
Sell	GBP	BCLY	66	04/2009	3	0	3
Sell		DUB	256	04/2009	4	0	4
Sell		MSC	429	04/2009	5	0	5
Buy		UBS	94	04/2009	0	(4)	(4)
Buy	INR	BCLY	997	04/2009	0	0	0
Sell		BCLY	422	04/2009	0	0	0
Buy		BOA	1,016	04/2009	0	0	0
Sell		BOA	496	04/2009	0	0	0
Buy		CITI	500	04/2009	0	0	0
Buy		DUB	504	04/2009	0	0	0
Sell		DUB	355	04/2009	0	0	0
Buy		HSBC	1,000	04/2009	0	0	0
Sell		JPM	2,746	04/2009	1	(1)	0
Buy	JPY	RBS	1,654	05/2009	0	0	0
Buy	KWD	HSBC	4	04/2009	0	(2)	(2)
Sell		HSBC	4	04/2009	0	0	0
Buy	MYR	BCLY	35	04/2009	0	0	0
Buy		BOA	35	04/2009	0	0	0
Buy		CITI	70	04/2009	0	(1)	(1)
Buy		HSBC	107	04/2009	0	(1)	(1)
Sell		JPM	248	04/2009	0	(1)	(1)
Buy	PHP	CITI	2,901	05/2009	0	0	0
Sell		CITI	3,871	05/2009	0	(3)	(3)
Buy		JPM	970	05/2009	0	0	0
Buy	RUB	JPM	3,089	05/2009	0	(38)	(38)
Sell		UBS	3,089	05/2009	37	0	37
Buy	SAR	HSBC	29	04/2009	0	0	0
Sell		HSBC	29	04/2009	0	0	0
Buy		JPM	28	04/2009	0	0	0
Sell		JPM	28	04/2009	0	0	0
Sell	SGD	BCLY	28	04/2009	0	0	0
Buy		CITI	161	04/2009	0	(5)	(5)
Buy		DUB	103	04/2009	0	(2)	(2)
Buy		HSBC	44	04/2009	0	(1)	(1)
Sell		HSBC	383	04/2009	0	(1)	(1)
Buy		RBS	59	04/2009	0	(1)	(1)
Buy		UBS	44	04/2009	0	(1)	(1)
Buy		HSBC	58	07/2009	0	(2)	(2)
Sell		HSBC	58	07/2009	0	0	0

					$55	$(283)	$(228)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$7,103	$69,735	$0	$76,838
Other Financial Instruments ++	1,090	1,455	9	2,554

Total	$8,193	$71,190	$9	$79,392

60	PIMCO Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(12)	0	0	0	23	(2)	9

Total	$(12)	$0	$0	$0	$23	$(2)	$9

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	61

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 9.1%

Short-Term Floating NAV Portfolio	2,099,803	$21,009

Total PIMCO Funds (Cost $21,007)		21,009

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 2.7%

Daimler Finance North America LLC
4.560% due 08/03/2012	$1,970	1,062

Georgia-Pacific Corp.
2.956% due 12/20/2012	494	437
3.292% due 12/20/2012	2,730	2,415
3.459% due 12/20/2012	252	223

HCA, Inc.
3.470% due 11/18/2013	2,486	2,121

Total Bank Loan Obligations (Cost $7,831)		6,258

CORPORATE BONDS & NOTES 50.2%

BANKING & FINANCE 30.2%

American Express Bank FSB
6.000% due 09/13/2017 (g)	5,200	4,386

American Express Centurion Bank
6.000% due 09/13/2017	5,100	4,302

American Express Co.
6.150% due 08/28/2017	1,200	997

American International Group, Inc.
4.950% due 03/20/2012	700	342
5.850% due 01/16/2018	3,000	1,177
8.250% due 08/15/2018 (g)	5,900	2,529

Bank of America Corp.
5.650% due 05/01/2018	400	334
8.000% due 12/29/2049	4,700	1,885

Bank of America N.A.
1.777% due 06/23/2010	1,600	1,481

Barclays Bank PLC
6.050% due 12/04/2017	1,600	1,261
7.434% due 09/29/2049	600	250
7.700% due 04/29/2049	1,300	572

Bear Stearns Cos. LLC
7.250% due 02/01/2018	700	725

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,338

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	3,200	3,014

Citigroup Capital XXI
8.300% due 12/21/2057	1,500	724

Citigroup, Inc.
5.500% due 04/11/2013	1,000	880
6.125% due 11/21/2017 (g)	5,000	4,345

Deutsche Bank AG
6.000% due 09/01/2017	3,900	3,777

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	300	201
7.250% due 10/25/2011	1,950	1,389
9.750% due 09/15/2010	400	329

General Electric Capital Corp.
1.361% due 03/12/2010	2,800	2,683
6.375% due 11/15/2067	200	97

GMAC LLC
6.625% due 05/15/2012	600	331

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.875% due 08/28/2012	$2,200	$1,216
7.000% due 02/01/2012	1,100	628

Goldman Sachs Group, Inc.
1.677% due 03/22/2016	400	273
6.150% due 04/01/2018	4,900	4,486

John Deere Capital Corp.
2.042% due 06/10/2011	3,900	3,707

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	4,600	4,322

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)	1,800	0
6.875% due 05/02/2018 (a)	200	25

Merrill Lynch & Co., Inc.
1.454% due 02/05/2010	1,700	1,605
1.554% due 01/15/2015	5,000	3,013
6.050% due 08/15/2012	400	344
6.875% due 04/25/2018	1,300	1,019

Metropolitan Life Global Funding I
5.125% due 04/10/2013	500	457

Morgan Stanley
6.000% due 04/28/2015	1,300	1,230

Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	184

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	1,900	428

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	606

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,200	1,063
8.700% due 08/07/2018	1,100	958

UBS AG
2.219% due 06/19/2010	2,000	1,888
5.875% due 12/20/2017	2,600	2,241

Wachovia Mortgage FSB
1.327% due 03/22/2011	1,100	1,026

		70,068

INDUSTRIALS 14.0%

Alcoa, Inc.
6.000% due 07/15/2013	2,100	1,678

Gaz Capital S.A.
8.146% due 04/11/2018	700	577

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,106

International Business Machines Corp.
1.764% due 07/28/2011 (g)	4,400	4,339

Kohl’s Corp.
6.250% due 12/15/2017	10,000	9,207

Kraft Foods, Inc.
6.125% due 02/01/2018	2,600	2,612
6.875% due 02/01/2038	300	296

Loews Corp.
5.250% due 03/15/2016	2,800	2,557

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	1,568

Reynolds American, Inc.
7.250% due 06/01/2013	2,000	1,911

Roche Holdings, Inc.
7.000% due 03/01/2039	500	526

Southern Co.
1.951% due 08/20/2010 (g)	4,900	4,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williams Cos., Inc.
6.375% due 10/01/2010	$200	$197

		32,470

UTILITIES 6.0%

AT&T, Inc.
4.125% due 09/15/2009	500	505
5.500% due 02/01/2018	1,100	1,066
6.300% due 01/15/2038	500	441

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	5,000	5,031

Embarq Corp.
6.738% due 06/01/2013	2,000	1,866

Enel Finance International S.A.
6.250% due 09/15/2017	5,400	4,902

		13,811

Total Corporate Bonds & Notes (Cost $141,046)		116,349

MUNICIPAL BONDS & NOTES 1.7%

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	400	379

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	3,375	2,818

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	384

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	92

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	286

Total Municipal Bonds & Notes (Cost $4,900)		3,959

U.S. GOVERNMENT AGENCIES 177.4%

Fannie Mae
0.642% due 03/25/2034	22	20
0.652% due 03/25/2036 (g)	2,050	1,749
0.772% due 06/25/2044 (g)	40	40
0.872% due 09/25/2042 (g)	541	492
1.625% due 11/25/2023 (g)	211	210
2.062% due 04/25/2024 (g)	168	168
3.022% due 09/01/2044 - 10/01/2044 (g)	3,725	3,649
3.751% due 08/01/2035 (g)	612	607
3.785% due 08/01/2010 (g)	358	362
4.318% due 02/01/2035 (g)	297	303
4.347% due 11/01/2034 (g)	708	719
4.366% due 09/01/2035 (g)	1,049	1,042
4.447% due 10/01/2035 (g)	534	543
4.500% due 06/01/2010 - 09/25/2020 (g)	3,499	3,540
4.649% due 07/01/2035 (g)	1,411	1,438
4.797% due 03/01/2036 (g)	1,782	1,787
4.843% due 02/01/2034 (g)	617	634
4.846% due 09/01/2031	2	2
4.852% due 10/01/2035 (g)	529	542
4.980% due 10/01/2035 (g)	497	511
5.000% due 12/01/2018 - 02/01/2036 (g)	41,500	43,008
5.000% due 07/25/2019 - 06/01/2021	43	44

62	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 08/01/2020 (g)(h)	$1,427	$1,488
5.047% due 08/01/2036 (g)	953	973
5.421% due 07/01/2032 (g)	31	32
5.500% due 01/01/2021 - 02/01/2038 (g)	30,584	31,848
5.500% due 03/01/2023 (g)(h)	5,428	5,664
5.500% due 09/01/2035 - 04/01/2039	39,602	41,106
6.000% due 02/01/2037 - 05/01/2037 (g)	798	834
6.000% due 04/01/2039	26,700	27,889
6.500% due 08/01/2036 - 11/01/2036 (g)	3,731	3,935
6.500% due 04/01/2039 - 05/01/2039	27,500	28,927
6.625% due 11/15/2030	400	527
7.500% due 12/01/2014 (g)	129	134

Freddie Mac
0.756% due 10/15/2020 (g)	584	568
3.022% due 10/25/2044 (g)	165	161
3.222% due 07/25/2044 (g)	809	793
4.000% due 11/01/2013 (g)	3,096	3,159
4.500% due 02/15/2017 - 01/15/2018 (g)	8,978	9,204
5.000% due 12/15/2015 - 01/01/2037 (g)	12,464	12,777
5.299% due 09/01/2035 (g)	1,897	1,943
5.500% due 03/15/2017 - 10/01/2038 (g)	85,650	88,989
5.500% due 08/15/2030	4	4

Ginnie Mae
0.956% due 03/16/2032 (g)	34	33
4.125% due 11/20/2024	88	88
5.500% due 01/15/2033 - 10/15/2038 (g)	5,600	5,843
5.500% due 10/15/2033 - 04/01/2039	11,603	12,078
6.000% due 08/15/2037 - 01/15/2039 (g)	47,010	49,200
6.000% due 12/15/2037 - 08/15/2038	528	552
6.500% due 04/15/2031 - 10/15/2038	452	476
6.500% due 01/15/2033 - 11/15/2038 (g)	10,734	11,278

Overseas Private Investment Corp.
5.660% due 06/10/2018	6,000	6,707

Small Business Administration
5.680% due 06/01/2028	2,443	2,682

Total U.S. Government Agencies (Cost $401,042)		411,302

U.S. TREASURY OBLIGATIONS 46.3%

Treasury Inflation Protected Securities (c)
2.125% due 01/15/2019	295	315
2.375% due 01/15/2025	3,136	3,267
2.375% due 01/15/2027	1,256	1,316
2.500% due 01/15/2029	1,377	1,496
3.625% due 04/15/2028	1,831	2,264

U.S. Treasury Bonds
3.500% due 02/15/2039 (g)	37,300	36,974
5.000% due 05/15/2037	2,200	2,744
5.250% due 11/15/2028	1,600	1,969
5.250% due 02/15/2029	6,200	7,644
5.375% due 02/15/2031	3,500	4,421
5.500% due 08/15/2028	900	1,137
7.125% due 02/15/2023 (g)	7,200	10,130
7.250% due 08/15/2022	700	989
7.500% due 11/15/2016	1,800	2,418
8.000% due 11/15/2021	2,000	2,961
8.125% due 05/15/2021	3,000	4,448
8.750% due 05/15/2017	600	866

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.750% due 08/15/2020	$900	$1,374
8.875% due 08/15/2017	4,400	6,423
8.875% due 02/15/2019	2,600	3,925

U.S. Treasury Strips
0.000% due 08/15/2021	900	577
0.000% due 11/15/2021	15,200	9,633

Total U.S. Treasury Obligations (Cost $105,296)		107,291

MORTGAGE-BACKED SECURITIES 11.9%

American Home Mortgage Assets
0.712% due 05/25/2046	2,035	718
0.732% due 10/25/2046	786	255

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	690	510

Banc of America Funding Corp.
6.106% due 01/20/2047	156	74

Banc of America Mortgage Securities, Inc.
0.972% due 01/25/2034	163	156
5.000% due 05/25/2034	177	159

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	508	356
4.625% due 10/25/2035	3,021	1,832
4.750% due 10/25/2035	279	263
5.473% due 05/25/2047	2,101	1,078

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	900	302
5.364% due 05/25/2035	409	221
5.491% due 09/25/2035	485	240

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	478	303

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	590	378
4.700% due 12/25/2035	1,335	1,002
6.008% due 09/25/2037	2,025	1,011

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	590	426

Countrywide Alternative Loan Trust
0.740% due 12/20/2046	2,031	659
0.755% due 11/20/2035	34	33
0.755% due 03/20/2046	1,453	529
0.755% due 07/20/2046	2,016	729
4.500% due 06/25/2035	213	197
5.345% due 06/25/2037	2,600	1,160

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	292	122
0.842% due 03/25/2035	225	95

CS First Boston Mortgage Securities Corp.
4.554% due 06/25/2033	236	183

Downey Savings & Loan Association Mortgage Loan Trust
0.816% due 08/19/2045	1,204	497
3.853% due 07/19/2044	105	72

First Horizon Alternative Mortgage Securities
4.549% due 03/25/2035	243	116

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	108	77

First Republic Mortgage Loan Trust
0.906% due 11/15/2031	99	79

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	152	145

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	1,810	657

GSR Mortgage Loan Trust
4.541% due 09/25/2035	435	322
5.500% due 11/25/2035	1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSRPM Mortgage Loan Trust
1.222% due 01/25/2032	$13	$10

Harborview Mortgage Loan Trust
0.796% due 03/19/2036	1,260	461

Homebanc Mortgage Trust
5.871% due 04/25/2037	900	390

Indymac Index Mortgage Loan Trust
0.622% due 01/25/2037	321	298
0.822% due 06/25/2037	701	228
5.013% due 12/25/2034	62	43

JPMorgan Mortgage Trust
5.018% due 02/25/2035	410	326

Lehman XS Trust
0.602% due 07/25/2046	12	12

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	239	133

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	57	34
1.522% due 10/25/2035	79	53

Morgan Stanley Capital I
0.617% due 10/15/2020	1,040	767

Residential Accredit Loans, Inc.
0.732% due 04/25/2046	1,844	718
0.922% due 03/25/2033	139	126

Residential Asset Securitization Trust
0.872% due 10/25/2018	1,832	1,500
0.922% due 05/25/2033	194	165

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	290	114

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	765	294
0.806% due 07/19/2035	334	213

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	1,637	1,406

WaMu Mortgage Pass-Through Certificates
0.832% due 01/25/2045	213	86
0.842% due 01/25/2045	205	91
2.333% due 03/25/2047	1,059	338
5.414% due 02/25/2037	286	156

Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034	530	405
4.265% due 07/25/2035	2,359	1,931
4.500% due 11/25/2018	1,060	1,029
4.752% due 05/25/2035	261	190
5.240% due 04/25/2036	2,005	1,208

Total Mortgage-Backed Securities (Cost $43,002)		27,682

ASSET-BACKED SECURITIES 2.4%

Access Group, Inc.
2.459% due 10/27/2025	2,370	2,180

Aurum CLO 2002-1 Ltd.
1.524% due 04/15/2014	1,340	1,171

Bear Stearns Asset-Backed Securities Trust
5.072% due 10/25/2036	1,655	1,265

Countrywide Asset-Backed Certificates
0.572% due 12/25/2046	125	122

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036	117	92

GSAMP Trust
0.612% due 11/25/2035	107	29
0.812% due 03/25/2034	38	37

Lehman XS Trust
0.602% due 08/25/2046	182	180

See Accompanying Notes	Annual Report	March 31, 2009	63

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034		$186	$76

Structured Asset Securities Corp.
4.900% due 04/25/2035		668	356

Total Asset-Backed Securities (Cost $6,732)			5,508

FOREIGN CURRENCY-DENOMINATED ISSUES 5.7%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	555

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	1,110

Republic of Germany
4.250% due 07/04/2039	EUR	300	426
4.750% due 07/04/2034		3,100	4,566
5.500% due 01/04/2031		200	319
5.625% due 01/04/2028		3,000	4,801

SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/18/2049	GBP	1,600	1,498

Total Foreign Currency-Denominated Issues (Cost $16,205)			13,275

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.0%

Bank of America Corp.
7.250% due 12/31/2049		500	212

	SHARES	VALUE (000S)

Wells Fargo & Co.
7.500% due 12/31/2049	4,500	$2,156

Total Convertible Preferred Stocks (Cost $3,560)		2,368

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049	13,000	9

Total Preferred Stocks (Cost $325)		9

EXCHANGE-TRADED FUNDS 2.8%

iShares MSCI
EAFE Index Fund	172,236	6,474

Total Exchange-Traded Funds (Cost $10,076)		6,474

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.5%

CERTIFICATES OF DEPOSIT 0.9%

Unicredito Italiano NY
1.156% due 05/18/2009	$2,000	2,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,713	$1,713

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,749. Repurchase proceeds are $1,713.)

U.S. CASH MANAGEMENT BILLS 4.8%
0.940% due 04/29/2009 - 05/15/2009 (b)(e)	11,190	11,190

U.S. TREASURY BILLS 13.1%
0.133% due 04/02/2009 - 06/11/2009 (b)(e)(f)	30,305	30,302

Total Short-Term Instruments (Cost $45,205)		45,205

PURCHASED OPTIONS (j) 0.9%
(Cost $1,237)		2,068

Total Investments 331.6% (Cost $807,464)		$768,757

Written Options (k) (0.0%) (Premiums $198)		(62)

Other Assets and Liabilities (Net) (231.6%)		(536,860)

Net Assets 100.0%		$231,835

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $38,768 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $330 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $267,159 at a weighted average interest rate of 1.998%. On March 31, 2009, securities valued at $357,967 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $611 and cash of $1,902 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	41	$1
90-Day Euribor September Futures	Long	09/2010	32	1
90-Day Eurodollar June Futures	Long	06/2009	215	116
90-Day Eurodollar March Futures	Long	03/2010	474	2,891
90-Day Eurodollar September Futures	Long	09/2009	248	1,558
Euro-Bobl June Futures	Long	06/2009	17	10
Euro-Bund 10-Year Bond June Futures	Long	06/2009	56	54
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	616	2,569
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	56	16
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	184	1,532

				$8,748

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BCLY	(1.200%	)	09/20/2013	8.028%	$2,100	$463	$0	$463
AutoZone, Inc.	RBS	(0.665%	)	06/20/2017	1.037%	1,900	50	0	50
Baxter International, Inc.	BCLY	(0.350%	)	09/20/2013	0.412%	4,600	12	0	12
Campbell Soup Co.	BCLY	(0.350%	)	09/20/2013	0.360%	2,600	1	0	1

64	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Campbell Soup Co.	UBS	(0.350%	)	09/20/2013	0.360%		$1,700	$1	$0	$1
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%		5,000	28	0	28
Dominion Resources, Inc.	BCLY	(0.540%	)	09/20/2013	0.686%		8,900	53	0	53
Embarq Corp.	BOA	(1.370%	)	03/20/2014	1.149%		100	(1)	0	(1)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	1.149%		300	(2)	0	(2)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	1.149%		600	(4)	0	(4)
Embarq Corp.	DUB	(1.425%	)	03/20/2014	1.149%		500	(7)	0	(7)
Embarq Corp.	MSC	(1.300%	)	03/20/2014	1.149%		200	(1)	0	(1)
Erac USA Finance Co.	GSC	(0.800%	)	12/20/2017	7.237%		7,500	2,468	0	2,468
General Mills, Inc.	BCLY	(0.500%	)	09/20/2013	0.779%		4,600	55	0	55
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	2.439%		2,200	203	0	203
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.743%		2,200	34	0	34
Hungary Government International Bond	MSC	(1.660%	)	03/20/2013	5.314%		2,600	321	0	321
JPMorgan Chase & Co.	BNP	(2.700%	)	03/20/2014	3.051%		2,000	26	0	26
JPMorgan Chase & Co.	BNP	(2.750%	)	03/20/2014	3.051%		1,600	17	0	17
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	3.051%		1,000	11	0	11
Kohl’s Corp.	RBS	(0.680%	)	12/20/2017	1.454%		10,000	554	0	554
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.840%		2,800	98	0	98
Ltd. Brands, Inc.	GSC	(1.030%	)	06/20/2017	4.356%		5,000	935	0	935
Merrill Lynch & Co., Inc.	CITI	(2.450%	)	03/20/2015	5.458%		5,000	641	0	641
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	2.938%		2,000	253	0	253
Raytheon Co.	BCLY	(0.480%	)	09/20/2013	0.611%		1,100	6	0	6
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	3.500%		2,000	168	0	168
Turkey Government International Bond	MSC	(2.200%	)	10/20/2010	3.712%		100	1	0	1
Turkey Government International Bond	MSC	(2.630%	)	03/20/2013	3.919%		2,600	117	0	117
UBS Warburg LLC	BCLY	(1.900%	)	12/20/2013	2.290%	EUR	900	18	0	18
UBS Warburg LLC	BCLY	(2.200%	)	03/20/2014	2.290%		1,000	2	0	2
UBS Warburg LLC	DUB	(2.200%	)	03/20/2014	2.290%		600	5	0	5
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	4.974%		$5,000	1,141	0	1,141

								$7,667	$0	$7,667

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Goldman Sachs Group, Inc.	CITI	0.920%	09/20/2012	2.961%	$700	$(45)	$0	$(45)
Merrill Lynch & Co., Inc.	CITI	0.950%	09/20/2012	6.136%	700	(102)	0	(102)
Reynolds American, Inc.	DUB	1.280%	06/20/2017	3.500%	1,000	(134)	0	(134)

						$(281)	$0	$(281)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-9 Index	BCLY	(2.650%	)	06/20/2013	$3,900	$556	$(82)	$638
CDX.HY-10 5-Year Index	BCLY	(5.000%	)	06/20/2013	1,152	318	26	292
CDX.HY-10 5-Year Index	UBS	(5.000%	)	06/20/2013	1,152	317	25	292
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%	)	12/20/2012	7,800	2,189	0	2,189
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	1,366	122	18	104
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017	3,026	271	51	220
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	2,050	183	50	133
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017	878	79	13	66
CDX.IG-10 5-Year Index	CSFB	(1.550%	)	06/20/2013	683	28	(1)	29

						$4,063	$100	$3,963

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AAA 06-2 Index	GSC	0.110%	05/25/2046	$1,000	$(700)	$(325)	$(375)
CDX.HVol-9 5-Year Index	CSFB	1.400%	12/20/2012	3,383	(493)	(44)	(449)
CDX.HY-8 5-Year Index 35-100%	BCLY	0.483%	06/20/2012	3,706	(445)	0	(445)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	5,600	(2,140)	0	(2,140)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	2,538	(251)	(202)	(49)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	3,800	(1,280)	(581)	(699)

					$(5,309)	$(1,152)	$(4,157)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

See Accompanying Notes	Annual Report	March 31, 2009	65

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	500	$10	$0	$10
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		600	12	0	12
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	10,600	96	0	96
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		13,300	(206)	8	(214)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		15,500	(137)	(205)	68
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		800	26	5	21
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		3,200	107	14	93
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	8,600	(114)	64	(178)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM		6,100	138	89	49
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		$2,500	(201)	56	(257)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		8,600	(1,403)	(276)	(1,127)
Receive	3-Month USD-LIBOR	4.000%	06/17/2016	RBS		11,500	(1,007)	(862)	(145)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		3,600	(696)	(119)	(577)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		11,100	(1,033)	(652)	(381)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		700	(66)	(29)	(37)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		1,000	(93)	(6)	(87)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		100	(10)	3	(13)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		12,500	(1,163)	(563)	(600)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		2,200	(506)	(101)	(405)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		4,100	(943)	(216)	(727)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,200	(2,115)	(97)	(2,018)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		55,800	(12,825)	(560)	(12,265)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		1,100	(105)	(133)	28
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		38,100	(3,655)	(4,608)	953
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		200	(55)	0	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	JPM		7,700	(2,098)	5	(2,103)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP		1,700	(464)	(26)	(438)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,100	(1,117)	80	(1,197)
Receive	6-Month EUR-LIBOR	5.000%	07/11/2037	CITI	EUR	2,000	(612)	22	(634)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		100	(31)	(3)	(28)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	JPM		2,600	(825)	(200)	(625)
Receive	6-Month EUR-LIBOR	4.750%	09/19/2038	GSC		100	(25)	(4)	(21)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY	GBP	4,600	299	(140)	439
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		1,500	98	(47)	145
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI		6,300	515	(79)	594
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		5,600	458	(79)	537
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MSC		3,500	80	269	(189)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2037	GSC		2,700	(67)	(18)	(49)
Pay	28-Day MXN TIIE	8.860%	09/12/2016	CITI	MXN	6,700	34	0	34
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MLP		5,500	11	4	7
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,000	(663)	18	(681)

							$(30,351)	$(8,386)	$(21,965)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	2,339,386	1-Month USD-LIBOR less 0.500%	$81,130	06/30/2009	CSFB	$6,808
Receive	iShares MSCI EAFE Index	1,494,976	1-Month USD-LIBOR less 0.550%	51,845	06/30/2009	CSFB	4,353
Pay	iShares MSCI EAFE Index	272,829	1-Month USD-LIBOR less 0.350%	(9,658)	04/14/2009	MLP	(597)
Receive	iShares MSCI EAFE Index	2,379,178	1-Month USD-LIBOR less 0.350%	84,223	04/14/2009	MLP	5,208

							$15,772

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

66	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$80.000	05/22/2009	30	$0	$1

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	2,800	$136	$222
Put - OTC EUR versus USD		1.375	05/21/2010		2,800	136	343
Call - OTC EUR versus USD		1.375	06/03/2010		1,400	67	112
Put - OTC EUR versus USD		1.375	06/03/2010		1,400	67	173
Call - OTC EUR versus JPY	JPY	148.400	06/03/2010		1,000	56	46
Put - OTC EUR versus JPY		148.400	06/03/2010		1,000	56	225
Call - OTC USD versus JPY		104.000	03/17/2010		$3,100	139	83
Put - OTC USD versus JPY		104.000	03/17/2010		3,100	126	262
Call - OTC USD versus JPY		105.200	03/31/2010		1,200	50	27
Put - OTC USD versus JPY		105.200	03/31/2010		1,200	51	111
Call - OTC USD versus JPY		105.400	03/31/2010		4,000	168	86
Put - OTC USD versus JPY		105.400	03/31/2010		4,000	168	377

						$1,220	$2,067

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 04/01/2039	$85.000	04/06/2009	$20,000	$2	$0
Put - OTC Fannie Mae 5.500% due 05/01/2039	86.000	05/05/2009	22,000	3	0
Put - OTC Fannie Mae 6.000% due 05/01/2039	89.500	05/05/2009	16,700	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	91.500	06/04/2009	10,000	1	0
Put - OTC Fannie Mae 6.500% due 06/01/2039	96.000	06/04/2009	27,500	3	0
Put - OTC Ginnie Mae 5.000% due 04/01/2039	83.000	04/13/2009	16,000	2	0
Put - OTC U.S. Treasury Bond 3.500% due 02/15/2039	48.000	06/12/2009	33,000	4	0

				$17	$0

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	22	$11	$15
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	11	2	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	33	48	7

				$61	$25

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$7,300	$55	$12
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	700	3	2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.200%	07/02/2009	3,600	2	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,400	27	6
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	300	2	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	3,900	28	6
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	100	2	9
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	2,900	18	2

							$137	$37

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	84	$142,000	EUR	16,200	$3,238
Sales	168	35,100		0	744
Closing Buys	(55)	(149,900)		(16,200)	(3,573)
Expirations	(131)	(5,000)		0	(211)
Exercised	0	0		0	0

Balance at 03/31/2009	66	$22,200	EUR	0	$198

See Accompanying Notes	Annual Report	March 31, 2009	67

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$13,300	$13,539	$13,722
Ginnie Mae	5.500%	04/01/2039	18,000	18,596	18,734
Ginnie Mae	6.000%	04/01/2039	21,000	21,728	21,935

				$53,863	$54,391

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	24,033	04/2009	$0	$(1,405)	$(1,405)
Sell		JPM	250	05/2009	0	0	0
Buy		UBS	3,030	05/2009	0	(21)	(21)
Sell	BRL	BCLY	1,217	06/2009	0	(20)	(20)
Sell		HSBC	842	06/2009	0	(15)	(15)
Sell		JPM	687	06/2009	0	(14)	(14)
Buy		RBC	1,353	06/2009	0	(137)	(137)
Buy		UBS	817	06/2009	1	0	1
Sell	CAD	JPM	110	04/2009	1	0	1
Sell	CHF	JPM	420	06/2009	0	0	0
Buy		UBS	380	06/2009	0	(3)	(3)
Sell		UBS	21,386	06/2009	0	(598)	(598)
Sell	CLP	CITI	8,500	05/2009	0	0	0
Buy		HSBC	8,500	05/2009	2	0	2
Buy		CITI	8,500	11/2009	0	0	0
Buy	CNY	BCLY	3,625	07/2009	0	(33)	(33)
Sell		BCLY	4,188	07/2009	0	(13)	(13)
Buy		DUB	47,384	07/2009	0	(396)	(396)
Buy		HSBC	8,588	07/2009	0	(74)	(74)
Buy		JPM	5,955	07/2009	0	(52)	(52)
Sell		JPM	49,433	07/2009	0	(143)	(143)
Sell	DKK	UBS	23,032	06/2009	0	(228)	(228)
Buy	EUR	BCLY	80	04/2009	0	(2)	(2)
Buy		DUB	297	04/2009	15	0	15
Sell		HSBC	52,885	04/2009	0	(3,477)	(3,477)
Sell		JPM	3,000	04/2009	0	(12)	(12)
Buy		RBS	365	04/2009	8	0	8
Sell		RBS	1,238	04/2009	32	0	32
Buy		UBS	1,360	04/2009	0	(32)	(32)
Buy	GBP	BCLY	3,500	04/2009	5	0	5
Sell		DUB	15,064	04/2009	223	0	223
Sell		HSBC	867	04/2009	34	0	34
Sell		JPM	850	04/2009	0	0	0
Sell		MSC	25,211	04/2009	295	0	295
Buy		UBS	933	04/2009	0	(36)	(36)
Sell	HKD	BCLY	9,579	06/2009	0	(1)	(1)
Sell		BOA	9,399	06/2009	0	(1)	(1)
Sell		HSBC	9,564	06/2009	0	(1)	(1)
Sell		JPM	25,639	06/2009	0	(1)	(1)
Sell	JPY	BNP	3,005,575	05/2009	522	0	522
Sell		JPM	200,000	05/2009	0	(6)	(6)
Buy		UBS	98,000	05/2009	0	(12)	(12)
Sell		MSC	3,005,575	06/2009	480	0	480
Sell	MXN	CITI	20,330	05/2009	0	(20)	(20)
Buy		MLP	20,330	05/2009	0	(67)	(67)
Buy		CITI	20,330	11/2009	20	0	20
Buy	MYR	BCLY	210	04/2009	0	(2)	(2)
Buy		BOA	175	04/2009	0	(2)	(2)
Buy		CITI	387	04/2009	0	(4)	(4)
Buy		HSBC	463	04/2009	0	(3)	(3)
Sell		UBS	1,235	04/2009	1	0	1
Buy		BCLY	1,547	08/2009	0	(12)	(12)
Sell		JPM	1,531	08/2009	0	(2)	(2)
Sell	NOK	UBS	11,643	06/2009	0	(108)	(108)
Buy	NZD	RBS	415	04/2009	0	0	0
Sell		RBS	415	04/2009	0	(30)	(30)
Sell		RBS	415	05/2009	0	0	0
Sell	PLN	BCLY	1,770	05/2009	72	0	72
Buy		HSBC	2,522	05/2009	0	(394)	(394)
Sell		HSBC	394	05/2009	16	0	16
Sell		JPM	358	05/2009	15	0	15

68	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RUB	BCLY	49,072	05/2009	$0	$(35)	$(35)
Sell		BCLY	20,833	05/2009	37	0	37
Sell		DUB	12,502	05/2009	32	0	32
Buy		HSBC	18,188	05/2009	0	(216)	(216)
Sell		HSBC	7,469	05/2009	6	0	6
Sell		JPM	26,455	05/2009	49	0	49
Sell	SEK	UBS	50,305	06/2009	0	(650)	(650)
Sell	SGD	JPM	4,114	04/2009	76	0	76

					$1,942	$(8,278)	$(6,336)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$29,859	$737,726	$1,172	$768,757
Short Sales, at value	0	(54,391)	0	(54,391)
Other Financial Instruments ++	8,748	(5,507)	108	3,349

Total	$38,607	$677,828	$1,280	$717,715

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$1,663	$(362)	$1	$0	$(130)	$0	$1,172
Other Financial Instruments ++	(200)	0	0	14	(112)	406	108

Total	$1,463	$(362)	$1	$14	$(242)	$406	$1,280

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	69

Schedule of Investments  Real Return Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 2.2%

Short-Term Floating NAV Portfolio	26,771,016	$267,844

Total PIMCO Funds (Cost $267,824)		267,844

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.560% due 08/03/2012	$43,019	23,203

Ford Motor Co.
3.560% due 12/16/2013	4,887	2,355

Georgia-Pacific Corp.
2.956% due 12/20/2012	448	396
3.292% due 12/20/2012	11,333	10,025
3.459% due 12/20/2012	370	327

Total Bank Loan Obligations (Cost $58,611)		36,306

CORPORATE BONDS & NOTES 26.6%

BANKING & FINANCE 20.3%

Allstate Life Global Funding II
1.901% due 05/21/2010	100,500	95,788

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	46,400	44,938

Allstate Life Global Funding Trusts CPI Linked Bond
1.140% due 03/01/2010	9,708	9,340

American Express Bank FSB
0.584% due 06/12/2009	3,000	2,964
5.500% due 04/16/2013	16,300	14,076
6.000% due 09/13/2017	25,600	21,595

American Express Centurion Bank
6.000% due 09/13/2017	26,600	22,439

American Express Co.
7.000% due 03/19/2018	25,830	22,837
8.150% due 03/19/2038	7,370	6,718

American General Finance Corp.
6.900% due 12/15/2017	5,000	1,755

American Honda Finance Corp.
2.038% due 06/20/2011	151,200	150,489

American International Group, Inc.
1.224% due 01/29/2010	6,300	3,977
1.252% due 10/18/2011	7,100	3,719
4.950% due 03/20/2012	400	196
5.450% due 05/18/2017	600	238
5.850% due 01/16/2018	14,400	5,648
8.175% due 05/15/2058	26,700	2,276
8.250% due 08/15/2018	23,100	9,900

ANZ National International Ltd.
6.200% due 07/19/2013	33,900	32,732

Australia & New Zealand Banking Group Ltd.
3.200% due 12/15/2011	12,000	12,172

Bank of America Corp.
1.356% due 11/06/2009	100	99
1.509% due 09/18/2009	800	798
5.650% due 05/01/2018	12,500	10,453
8.000% due 12/29/2049	15,500	6,215
8.125% due 12/29/2049	87,000	35,787

Bank of America N.A.
1.777% due 06/23/2010	8,600	7,961

Barclays Bank PLC
5.450% due 09/12/2012	70,800	71,757
6.050% due 12/04/2017	19,600	15,448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.434% due 09/29/2049	$8,700	$3,619
7.700% due 04/29/2049	8,900	3,916

Bear Stearns Cos. LLC
6.400% due 10/02/2017	5,400	5,267
6.950% due 08/10/2012	46,870	47,776
7.250% due 02/01/2018	22,000	22,771

BNP Paribas
1.716% due 06/04/2010	2,600	2,526

Brookfield Asset Management, Inc.
5.800% due 04/25/2017	7,500	5,070

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	2,104

Caelus Re Ltd.
7.511% due 06/07/2011	3,900	3,675

Calabash Re Ltd.
9.720% due 01/08/2010	4,900	4,730
12.220% due 01/08/2010	2,500	2,448

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	23,411

Caterpillar Financial Services Corp.
1.448% due 10/09/2009	1,000	986
1.751% due 06/25/2010	135,000	126,274
1.976% due 06/24/2011	9,700	9,136

Charter One Bank N.A.
1.209% due 04/24/2009	1,500	1,499

Chubb Corp.
5.750% due 05/15/2018	3,000	2,970

CIT Group, Inc.
1.358% due 08/17/2009	600	536

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	7,287

Citigroup Funding, Inc.
0.523% due 04/23/2009	7,100	7,083
2.291% due 05/07/2010	64,000	57,465

Citigroup, Inc.
5.500% due 04/11/2013	23,400	20,584
6.125% due 05/15/2018	34,400	29,761
6.500% due 08/19/2013	10,000	9,201
8.400% due 04/29/2049	93,000	52,674

Commonwealth Bank of Australia
0.573% due 06/08/2009	100	100

Countrywide Financial Corp.
5.800% due 06/07/2012	5,300	4,606

Countrywide Home Loans, Inc.
5.625% due 07/15/2009	10,000	9,942

Credit Suisse New York
5.000% due 05/15/2013	21,600	20,898

Credit Suisse USA, Inc.
1.331% due 11/20/2009	100	99

Danske Bank A/S
5.914% due 12/29/2049	4,000	1,401

DnB NOR Bank ASA
1.330% due 10/13/2009	200	198

Foundation Re II Ltd.
7.988% due 11/26/2010	10,300	9,877

General Electric Capital Corp.
1.189% due 10/26/2009	100	98
1.391% due 05/08/2013	27,300	21,243
1.582% due 09/28/2011	10,300	8,812
5.875% due 01/14/2038	25,000	17,928

Goldman Sachs Group, Inc.
1.317% due 06/23/2009	50,000	49,672
1.318% due 11/16/2009	2,000	1,954
1.332% due 06/28/2010	20,000	19,069
1.532% due 06/28/2010	500	477

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.677% due 03/22/2016	$1,000	$682
1.821% due 10/07/2011	17,607	15,843
5.950% due 01/18/2018	7,500	6,825
6.150% due 04/01/2018	21,600	19,776
6.750% due 10/01/2037	65,400	44,383

Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009	200	194

HBOS PLC
6.750% due 05/21/2018	34,800	26,892

HCP, Inc.
6.300% due 09/15/2016	2,000	1,395
6.700% due 01/30/2018	5,000	3,379

HSBC Bank USA N.A.
1.432% due 06/10/2009	900	895

HSBC Finance Corp.
1.491% due 05/10/2010	2,400	2,042

ING Bank NV
2.625% due 02/09/2012	12,500	12,769

International Lease Finance Corp.
6.625% due 11/15/2013	10,500	5,823

John Deere Capital Corp.
2.042% due 06/10/2011	4,000	3,802

JPMorgan Chase & Co.
0.571% due 06/26/2009	100	100
1.302% due 06/25/2010	500	488
6.400% due 05/15/2038	11,300	11,130

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012	4,000	3,425

Kamp Re 2005 Ltd.
0.656% due 12/14/2010 (a)	2,067	145

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	10,200	1,275
6.200% due 09/26/2014 (a)	3,900	517
6.875% due 05/02/2018 (a)	32,405	4,051
7.000% due 09/27/2027 (a)	4,500	596
7.500% due 05/11/2038 (a)	5,000	1

Longpoint Re Ltd.
6.570% due 05/08/2010	11,200	10,880

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,233

Merna Reinsurance Ltd.
1.870% due 07/07/2010	28,900	26,574

Merrill Lynch & Co., Inc.
1.346% due 12/04/2009	13,130	12,613
3.472% due 05/12/2010	2,300	2,166
5.450% due 02/05/2013	8,000	6,566
6.400% due 08/28/2017	26,900	19,338
6.875% due 04/25/2018	90,300	70,777

Metropolitan Life Global Funding I
1.278% due 05/17/2010	1,700	1,605
1.635% due 04/13/2009	800	799
1.972% due 06/25/2010	138,400	126,746
5.125% due 04/10/2013	14,800	13,533

Morgan Stanley
0.643% due 05/07/2010	10,000	9,344
1.291% due 05/07/2009	11,320	11,303
1.392% due 01/18/2011	17,600	15,891
3.338% due 05/14/2010	27,300	26,601
6.000% due 04/28/2015	51,200	48,443
6.625% due 04/01/2018	60,000	57,343
6.750% due 04/15/2011	7,000	7,010

National Australia Bank Ltd.
1.691% due 02/08/2010	1,900	1,900
5.350% due 06/12/2013	29,200	28,302

Osiris Capital PLC
6.094% due 01/15/2010	1,700	1,668

70	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pacific Life Global Funding
5.150% due 04/15/2013	$11,100	$10,468

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	2,838
6.250% due 05/06/2018	19,200	16,711

Pricoa Global Funding I
2.066% due 06/04/2010	100,900	90,896

Princeton University
5.700% due 03/01/2039	7,500	7,388

Prudential Financial, Inc.
2.040% due 06/10/2013	32,500	26,096
6.100% due 06/15/2017	2,000	1,369

Rabobank Nederland NV
1.646% due 05/19/2010	40,000	39,528

Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010	5,900	5,721
11.511% due 06/07/2010	20,000	19,292

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	3,039

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	5,452

SLM Corp.
1.299% due 07/27/2009	1,800	1,734
1.319% due 07/26/2010	1,000	710

SLM Corp. CPI Linked Bond
1.341% due 06/15/2010	472	290
2.141% due 02/01/2014	1,000	297

Sovereign Bancorp, Inc.
2.500% due 06/15/2012	18,200	18,382

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	2,923
8.700% due 08/07/2018	22,200	19,343

UBS AG
5.750% due 04/25/2018	67,100	56,258
5.875% due 12/20/2017	13,900	11,983

Ventas Realty LP
6.750% due 06/01/2010	100	100

Vita Capital III Ltd.
2.545% due 01/01/2012	7,900	7,105

Vita Capital Ltd.
2.325% due 01/01/2010	3,500	3,393
2.825% due 01/01/2010	5,000	4,857

Wachovia Bank N.A.
1.331% due 12/02/2010	31,400	29,441
2.138% due 05/14/2010	41,800	40,403

Wachovia Corp.
5.500% due 05/01/2013	88,300	81,519

Wells Fargo & Co.
1.287% due 03/23/2010	700	682
1.384% due 10/28/2015	1,200	848
4.375% due 01/31/2013	17,100	15,957
7.980% due 02/28/2049	9,500	4,470

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	10,152

Wells Fargo Capital XIII
7.700% due 12/29/2049	16,400	7,819

		2,446,985

INDUSTRIALS 4.8%

American Standard, Inc.
5.500% due 04/01/2015	6,000	5,561

Amgen, Inc.
5.850% due 06/01/2017	9,000	9,237
6.150% due 06/01/2018	11,500	12,171

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AutoZone, Inc.
6.500% due 01/15/2014	$5,000	$4,970

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,466

C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	2,489

Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	5,720

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,376

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009	1,140	1,140

Con-way, Inc.
7.250% due 01/15/2018	10,000	7,776

CSX Corp.
6.250% due 03/15/2018	5,000	4,317

DISH DBS Corp.
6.375% due 10/01/2011	2,000	1,935

Enterprise Products Operating LLC
6.500% due 01/31/2019	15,300	14,093

Erac USA Finance Co.
6.375% due 10/15/2017	5,000	3,226

Gaz Capital S.A.
7.343% due 04/11/2013	5,800	5,111
8.146% due 04/11/2018	7,900	6,518

General Mills, Inc.
1.252% due 01/22/2010	600	590

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	67,700	67,854

HJ Heinz Co.
5.350% due 07/15/2013	7,500	7,747

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,251

Honeywell International, Inc.
1.219% due 07/27/2009	5,000	5,003

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,399

International Business Machines Corp.
1.764% due 07/28/2011	40,600	40,033

International Paper Co.
5.250% due 04/01/2016	14,250	9,400

Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	1,500	1,606

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,923
6.125% due 02/01/2018	19,200	19,289
6.125% due 08/23/2018	6,700	6,733

Kroger Co.
6.400% due 08/15/2017	5,000	5,144

Lafarge S.A.
6.500% due 07/15/2016	5,000	3,655

Ltd. Brands, Inc.
6.900% due 07/15/2017	3,200	2,201

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	2,356
5.875% due 01/15/2013	2,000	1,521
5.900% due 12/01/2016	10,000	6,355
7.450% due 07/15/2017	3,000	1,903
7.875% due 07/15/2015	13,000	9,612

Marriott International, Inc.
5.810% due 11/10/2015	5,000	4,104

Masco Corp.
5.850% due 03/15/2017	8,000	5,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mattel, Inc.
5.625% due 03/15/2013	$20,000	$18,517

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,107

National Semiconductor Corp.
6.600% due 06/15/2017	12,000	7,918

New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,002

Nucor Corp.
5.750% due 12/01/2017	4,000	4,012

PPG Industries, Inc.
6.650% due 03/15/2018	10,000	9,803

President and Fellows of Harvard College
6.000% due 01/15/2019	12,700	13,687

Rexam PLC
6.750% due 06/01/2013	13,600	11,813

Reynolds American, Inc.
2.020% due 06/15/2011	1,500	1,351
7.250% due 06/01/2012	15,000	14,776
7.250% due 06/01/2013	10,000	9,553

Roche Holdings, Inc.
7.000% due 03/01/2039	10,400	10,932

Rockies Express Pipeline LLC
5.100% due 08/20/2009	800	800

Rohm & Haas Co.
5.600% due 03/15/2013	7,000	6,561

RPM International, Inc.
6.500% due 02/15/2018	8,550	7,545

RR Donnelley & Sons Co.
4.950% due 04/01/2014	17,000	12,774

Ryder System, Inc.
6.000% due 03/01/2013	1,100	987
7.200% due 09/01/2015	9,000	8,121

SCA Finans AB
4.500% due 07/15/2015	6,000	4,970

Sealed Air Corp.
5.625% due 07/15/2013	10,000	8,615

Sheraton Holding Corp.
7.375% due 11/15/2015	10,000	7,058

Spectra Energy Capital LLC
5.668% due 08/15/2014	10,000	9,652
6.200% due 04/15/2018	15,000	13,878

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	2,312

Suncor Energy, Inc.
6.100% due 06/01/2018	7,900	6,750

Target Corp.
6.000% due 01/15/2018	6,000	6,040

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,081

Time Warner, Inc.
1.461% due 11/13/2009	1,600	1,570

Tyco Electronics Group S.A.
6.550% due 10/01/2017	4,000	3,032

Tyco International Finance S.A.
6.000% due 11/15/2013	4,760	4,485

Tyco International Ltd.
7.000% due 12/15/2019	12,000	10,197

Union Pacific Corp.
5.650% due 05/01/2017	5,000	4,829

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,243
6.875% due 02/15/2038	3,750	3,340

See Accompanying Notes	Annual Report	March 31, 2009	71

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Viacom, Inc.
6.125% due 10/05/2017	$4,000	$3,410
6.250% due 04/30/2016	7,500	6,595

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	17,644

Whirlpool Corp.
6.500% due 06/15/2016	6,000	4,655

		575,414

UTILITIES 1.5%

AT&T, Inc.
1.334% due 02/05/2010	500	499
6.300% due 01/15/2038	1,100	970

CenturyTel, Inc.
6.000% due 04/01/2017	10,803	9,034

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,450

CMS Energy Corp.
7.750% due 08/01/2010	7,845	7,828

Constellation Energy Group, Inc.
4.550% due 06/15/2015	2,200	1,810

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	16,000	16,100

EDF S.A.
6.500% due 01/26/2019	10,900	11,251
6.950% due 01/26/2039	10,900	10,855

Embarq Corp.
7.082% due 06/01/2016	4,600	4,146

Enel Finance International S.A.
5.700% due 01/15/2013	57,100	57,787

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,504

Midwest Generation LLC
8.300% due 07/02/2009	2,778	2,736

NiSource Finance Corp.
1.821% due 11/23/2009	200	191

PPL Energy Supply LLC
6.300% due 07/15/2013	5,000	5,010

Public Service Electric & Gas Co.
2.206% due 03/12/2010	1,000	990

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	9,550	9,574
7.250% due 02/15/2011	2,450	2,352

Qwest Corp.
8.875% due 03/15/2012	300	298

Sempra Energy
6.150% due 06/15/2018	4,500	4,241

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,700	9,716

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,840
6.100% due 04/15/2018	8,600	8,536

		175,718

Total Corporate Bonds & Notes (Cost $3,685,387)		3,198,117

MUNICIPAL BONDS & NOTES 0.9%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	1,112

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,099

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	$2,500	$2,154

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,065	2,613

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	1,395	1,116

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	7,455	6,159

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	6,166

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	2,415
5.125% due 06/01/2047	700	361
5.750% due 06/01/2047	6,400	3,655

Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	4,124

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	192

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,039

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,203
4.500% due 07/01/2024	2,000	1,917

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,284
4.500% due 01/01/2028	1,700	1,496

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	500	459

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,165
5.000% due 06/15/2038	8,100	7,846

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024	200	209

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	115
5.875% due 06/01/2047	10,200	5,604
6.000% due 06/01/2042	8,900	5,145

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,016

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	2,430	2,155
6.125% due 06/01/2032	740	517

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,000	978

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	$6,900	$6,622

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,200

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,100	1,111

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	385	350

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	16,776

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,505	7,291

Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	4,664

Total Municipal Bonds & Notes (Cost $125,499)		104,328

U.S. GOVERNMENT AGENCIES 40.7%

Fannie Mae
0.582% due 07/25/2037	6,137	5,445
0.652% due 03/25/2036	2,713	2,315
0.662% due 04/25/2035	117	106
0.722% due 10/27/2037 (i)	13,500	12,158
0.872% due 07/25/2021 - 05/25/2042	319	315
1.666% due 04/01/2032	140	143
3.022% due 06/01/2043 - 10/01/2044	5,077	4,978
3.825% due 04/01/2033	1,031	1,043
3.849% due 07/01/2035	395	398
3.900% due 06/01/2033	248	245
4.170% due 08/01/2035	390	393
4.298% due 04/01/2027	121	123
4.647% due 01/01/2035	44	45
4.654% due 05/25/2035	160	165
4.705% due 05/01/2035	1,164	1,192
4.755% due 02/01/2034	51	53
4.990% due 10/01/2031	346	350
5.000% due 06/25/2027 - 04/01/2039	165,014	170,337
5.000% due 03/01/2036 - 02/01/2037 (i)	55,525	57,382
5.047% due 04/01/2035	656	668
5.072% due 09/01/2034	234	238
5.076% due 11/01/2033	60	61
5.121% due 12/01/2036	386	392
5.192% due 10/01/2033	29	30
5.294% due 09/01/2034	375	374
5.400% due 02/01/2032	8	8
5.485% due 05/01/2036	375	388
5.500% due 02/01/2033 - 04/01/2039	1,237,963	1,286,290
5.500% due 01/01/2035 - 01/01/2039 (i)	1,389,742	1,444,283
5.500% due 02/01/2038 (i)(j)	78,462	81,545
5.950% due 02/25/2044	42	43
6.000% due 12/01/2028 - 05/01/2039	635,124	663,368
6.000% due 12/01/2036 - 05/01/2038 (i)	470,295	491,851
6.500% due 04/01/2014 - 05/01/2039	175,530	184,757

72	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 09/01/2038 (i)	$14,338	$15,119

Federal Housing Administration
7.430% due 12/01/2020	65	66

Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	690	668
0.782% due 08/25/2031	611	491
0.786% due 02/15/2019	582	563
0.802% due 09/25/2031	1,414	1,291
0.826% due 01/15/2037	376	366
0.906% due 12/15/2030	4,947	4,892
3.022% due 10/25/2044	7,156	6,975
3.023% due 02/25/2045	231	199
3.222% due 07/25/2044	575	564
4.500% due 05/15/2017 - 07/15/2020	2,174	2,272
4.577% due 01/01/2034	616	622
5.000% due 12/14/2018 - 01/15/2024	22,971	22,278
5.134% due 06/01/2033	728	741
5.240% due 03/01/2034	2,061	2,109
5.250% due 08/15/2011	2,072	2,129
5.407% due 01/01/2034	1,191	1,211
5.500% due 05/15/2016 - 09/01/2038	93,447	96,960
5.500% due 12/01/2037 - 08/01/2038 (i)	125,516	130,398
6.000% due 05/01/2035 - 11/01/2038	5,965	6,244
6.000% due 10/01/2036 (i)	18,421	19,326
6.500% due 01/25/2028	57	62
6.587% due 10/01/2036	468	485
6.674% due 09/01/2036	401	416
6.713% due 07/01/2036	386	399
7.000% due 10/15/2030	222	231

Ginnie Mae
0.956% due 06/16/2031 - 03/16/2032	137	134
3.750% due 12/20/2035	1,921	1,922
4.625% due 07/20/2035	101	101
6.000% due 03/15/2029 - 11/15/2038	77,955	81,564
6.000% due 05/15/2038 (i)	34,558	36,150
6.000% due 08/15/2038 (j)	33,193	34,721
6.500% due 05/15/2028 - 09/20/2038	2,282	2,409

Small Business Administration
5.170% due 01/01/2028	1,697	1,809
5.490% due 03/01/2028 - 05/01/2028	10,543	11,414
5.902% due 02/10/2018	6,022	6,573

Total U.S. Government Agencies (Cost $4,802,837)		4,905,356

U.S. TREASURY OBLIGATIONS 99.2%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	100	99
1.375% due 07/15/2018	16,839	16,755
1.625% due 01/15/2015 (i)	314,881	318,816
1.625% due 01/15/2018 (i)	198,722	201,641
1.750% due 01/15/2028 (i)	40,107	38,528
1.875% due 07/15/2013	1,115,355	1,146,027
1.875% due 07/15/2015 (i)	691,240	710,897
2.000% due 01/15/2016	403,659	417,661
2.000% due 04/15/2012 (i)	419,581	432,562
2.000% due 01/15/2014 (i)	932,967	962,998
2.000% due 07/15/2014 (i)	522,930	541,232
2.000% due 01/15/2026 (i)	680,530	674,363
2.125% due 01/15/2019 (i)	21,928	23,436
2.375% due 01/15/2027	230,118	241,049
2.375% due 04/15/2011 (i)	221,127	227,139
2.375% due 01/15/2017 (i)	139,545	148,615

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.375% due 01/15/2025 (i)	$1,058,579	$1,102,907
2.500% due 07/15/2016 (i)	395,506	424,428
2.625% due 07/15/2017	424,001	462,029
3.000% due 07/15/2012 (i)	752,862	802,974
3.375% due 01/15/2012	66,873	71,262
3.375% due 04/15/2032	16,651	21,459
3.500% due 01/15/2011	495,842	518,155
3.625% due 04/15/2028	916,859	1,133,466
3.875% due 04/15/2029 (i)	924,957	1,191,750

U.S. Treasury Bonds
3.500% due 02/15/2039 (i)	109,100	108,146

Total U.S. Treasury Obligations (Cost $11,237,533)		11,938,394

MORTGAGE-BACKED SECURITIES 2.9%

American Home Mortgage Assets
0.712% due 05/25/2046	933	329
0.712% due 09/25/2046	1,224	473
0.732% due 10/25/2046	22,632	7,351

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	10,000	6,812
5.745% due 02/10/2051	10,000	7,136

Banc of America Funding Corp.
4.606% due 02/20/2036	36,830	24,384
5.753% due 10/25/2036	900	515
5.837% due 01/25/2037	700	369
5.888% due 04/25/2037	500	312
6.106% due 01/20/2047	1,330	627

Banc of America Large Loan, Inc.
1.066% due 08/15/2029	778	510

BCAP LLC Trust
0.692% due 01/25/2037	16,691	6,397

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	9,603	6,644
2.650% due 08/25/2035	7,037	4,927
2.940% due 03/25/2035	20,311	13,819
4.550% due 08/25/2035	10,797	7,560
4.840% due 01/25/2035	6,302	3,607
4.951% due 11/25/2030	235	206
5.206% due 01/25/2034	2,484	1,685
5.395% due 02/25/2034	349	235
5.435% due 01/25/2034	1,388	1,037
5.473% due 05/25/2047	5,897	3,027
5.735% due 02/25/2036	1,088	567

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	900	302
5.364% due 05/25/2035	204	125
5.381% due 08/25/2036	1,081	441
5.491% due 09/25/2035	291	144
5.721% due 11/25/2036	3,135	1,440

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	2	2

Chase Mortgage Finance Corp.
4.933% due 02/25/2037	577	438

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	8,133	5,291
4.098% due 08/25/2035	2,159	1,576
4.222% due 12/25/2035	1,832	1,407
4.248% due 08/25/2035	8,387	5,375
4.699% due 03/25/2034	1,004	794
5.664% due 07/25/2046	5,410	2,652
6.008% due 09/25/2037	3,151	1,574

Countrywide Alternative Loan Trust
0.692% due 01/25/2037	1,500	534
0.725% due 02/20/2047	75	27
0.740% due 12/20/2046	13,708	4,445
0.755% due 07/20/2046	18,373	6,645
2.633% due 12/25/2035	3,325	1,440
5.895% due 02/25/2037	15,392	7,861

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 01/25/2037	$8,751	$4,784
6.000% due 02/25/2037	345	195

Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 06/25/2035	10,237	6,038
5.229% due 01/20/2035	744	536
5.390% due 02/25/2047	1,225	521
5.543% due 04/20/2036	1,171	693
5.594% due 03/25/2037	1,191	511
5.603% due 02/20/2036	624	299

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	800	359

CS First Boston Mortgage Securities Corp.
4.080% due 04/25/2034	788	675
4.938% due 12/15/2040	103	103

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	500	260

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.587% due 10/25/2035	824	434

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	1,066	806

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	594	422

First Republic Mortgage Loan Trust
0.856% due 08/15/2032	120	102

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	10,800	10,800

GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036	2,029	1,994

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	53	43
0.602% due 01/25/2047	587	503
0.792% due 11/25/2045	23	11

GS Mortgage Securities Corp. II
6.624% due 05/03/2018	300	320

GSR Mortgage Loan Trust
4.541% due 09/25/2035	29,638	21,969

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	3,297	1,315
0.796% due 03/19/2036	1,860	681
0.885% due 06/20/2035	930	379
4.866% due 04/19/2034	733	575

Homebanc Mortgage Trust
5.871% due 04/25/2037	1,600	694

Impac CMB Trust
1.422% due 10/25/2033	1,443	1,149

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	843	576

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	1,500	737

Indymac INDB Mortgage Loan Trust
0.822% due 11/25/2035	649	234

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	39	36
0.722% due 06/25/2047	6,739	2,390
0.822% due 06/25/2037	1,168	380
5.000% due 08/25/2035	1,500	528
5.013% due 12/25/2034	374	259
5.311% due 01/25/2036	774	526
5.369% due 09/25/2035	810	411
5.446% due 10/25/2035	671	375
5.885% due 06/25/2036	1,100	417

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	13,300	8,908
5.747% due 02/12/2049	13,000	9,227
5.794% due 02/12/2051	1,210	804

See Accompanying Notes	Annual Report	March 31, 2009	73

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Trust
4.818% due 12/25/2034	$329	$268
4.869% due 04/25/2035	626	486
5.018% due 02/25/2035	586	465
5.373% due 08/25/2035	1,400	770
5.500% due 10/25/2035	551	343

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	1,800	1,228
5.866% due 09/15/2045	11,000	7,743

Lehman XS Trust
0.602% due 07/25/2046	75	74

Luminent Mortgage Trust
0.702% due 12/25/2036	4,292	1,385

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	5,653	2,039
3.788% due 11/21/2034	235	229
4.894% due 12/25/2033	1,291	979
5.527% due 12/25/2033	350	269

MASTR Alternative Loans Trust
0.922% due 03/25/2036	2,128	806

Mellon Residential Funding Corp.
0.906% due 11/15/2031	813	626
0.986% due 08/15/2032	551	501
0.996% due 12/15/2030	1,172	946
1.036% due 06/15/2030	602	502
2.629% due 10/20/2029	276	256

Merrill Lynch Floating Trust
0.626% due 06/15/2022	1,997	1,403

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	688	382

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	797	509
1.316% due 03/15/2025	107	61
1.522% due 10/25/2035	447	301
2.001% due 03/25/2030	211	134
2.106% due 11/25/2029	141	86

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	600	224

Nomura Asset Acceptance Corp.
5.544% due 02/25/2036	803	294
5.820% due 03/25/2047	1,200	661
6.138% due 03/25/2047	1,100	588

Provident Funding Mortgage Loan Trust
3.992% due 04/25/2034	181	150
4.240% due 08/25/2033	242	185

Residential Accredit Loans, Inc.
0.702% due 06/25/2046	24,497	9,395
0.802% due 12/25/2045	3,874	1,537
2.993% due 09/25/2045	398	161
5.668% due 09/25/2035	1,111	622

Residential Asset Securitization Trust
0.922% due 01/25/2046	210	96
0.972% due 12/25/2036	2,973	1,337
5.500% due 06/25/2033	1,748	1,540
6.250% due 10/25/2036	4,000	1,851

Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	4,178	3,714

Sequoia Mortgage Trust
0.906% due 10/19/2026	33	26
0.925% due 10/20/2027	418	337
0.945% due 10/20/2027	462	389
1.445% due 12/20/2032	493	412

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	16	6
5.246% due 05/25/2036	1,500	666
5.375% due 11/25/2035	745	408
5.422% due 09/25/2036	1,500	655
5.528% due 08/25/2035	466	245
6.000% due 10/25/2037	1,162	533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	$23	$21
0.622% due 09/25/2047	812	752
0.642% due 08/25/2036	13,720	5,456
0.652% due 03/25/2037	499	182
0.712% due 07/25/2046	12,955	5,262
0.732% due 04/25/2036	2,823	1,010
0.732% due 05/25/2046	9,589	3,499
0.806% due 07/19/2035	1,342	822
0.832% due 12/25/2035	862	362
0.886% due 10/19/2034	14	8
0.906% due 03/19/2034	911	569
1.216% due 09/19/2032	901	683

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,300	593

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	773	671
0.632% due 11/25/2046	409	352
0.642% due 09/25/2046	65	55

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	10,984	7,588
0.646% due 09/15/2021	2,660	1,835

WaMu Mortgage Pass-Through Certificates
0.782% due 11/25/2045	9,999	4,072
0.812% due 07/25/2045	99	41
0.812% due 10/25/2045	167	69
0.862% due 01/25/2045	4,097	1,802
0.900% due 10/25/2044	1,397	708
1.062% due 12/25/2027	672	475
2.333% due 03/25/2047	17,503	5,593
2.453% due 12/25/2046	7,782	2,484
2.833% due 11/25/2042	5	3
3.033% due 06/25/2042	552	416
3.133% due 07/25/2046	61	31
3.705% due 02/27/2034	2,891	2,311
3.742% due 03/25/2034	549	393
3.753% due 03/25/2033	160	135
4.585% due 04/25/2035	2,274	2,147
4.638% due 03/25/2035	701	447
4.918% due 08/25/2035	7,708	5,885
5.099% due 12/25/2035	1,770	1,218
5.307% due 01/25/2037	5,852	2,835
5.485% due 04/25/2037	4,138	2,106
5.580% due 12/25/2036	3,736	1,987
5.653% due 05/25/2037	8,978	4,804
5.695% due 02/25/2037	11,130	5,843

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	4,152	1,549

Total Mortgage-Backed Securities (Cost $504,934)		349,918

ASSET-BACKED SECURITIES 5.1%

ACE Securities Corp.
0.602% due 10/25/2036	95	89

American Express Credit Account Master Trust
1.506% due 08/15/2012	11,600	11,380

Argent Securities, Inc.
0.572% due 10/25/2036	642	617

Asset-Backed Funding Certificates
0.872% due 06/25/2034	1,967	982

BA Credit Card Trust
1.136% due 04/15/2013	33,300	31,839
1.756% due 12/16/2013	43,400	40,845

Bear Stearns Asset-Backed Securities Trust
0.632% due 11/25/2036	1,401	1,013
0.852% due 01/25/2036	564	499
0.972% due 03/25/2043	87	81
1.522% due 10/25/2037	1,979	1,279
1.772% due 08/25/2037	3,906	2,458

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bravo Mortgage Asset Trust
0.652% due 07/25/2036	$161	$159

Capital Auto Receivables Asset Trust
1.476% due 03/15/2011	677	670

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	868	800

Chase Credit Card Master Trust
0.726% due 09/15/2011	3,900	3,891

Chase Issuance Trust
0.576% due 02/15/2012	3,100	3,087
0.576% due 03/15/2013	10,400	9,869
0.596% due 02/15/2013	250	237
0.806% due 09/15/2011	1,600	1,584
1.206% due 11/15/2011	2,300	2,271
1.306% due 08/17/2015	6,000	5,318
2.820% due 09/15/2015	14,000	12,827

Countrywide Asset-Backed Certificates
0.572% due 12/25/2046	52	51
0.572% due 06/25/2047	560	498

CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	20	19

Daimler Chrysler Auto Trust
4.980% due 02/08/2011	5,344	5,369

Denver Arena Trust
6.940% due 11/15/2019	604	515

Equity One Asset-Backed Securities, Inc.
0.822% due 04/25/2034	162	49

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 12/25/2036	502	490

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	2,616	2,591
1.976% due 06/15/2012	142,700	133,423

Fremont Home Loan Trust
0.572% due 10/25/2036	1,620	1,470

Indymac Residential Asset-Backed Trust
0.652% due 04/25/2047	2,307	2,069

JPMorgan Mortgage Acquisition Corp.
0.582% due 05/25/2037	1,076	890
0.602% due 03/25/2037	1,418	1,199

Lehman XS Trust
0.602% due 06/25/2046	414	406
0.602% due 11/25/2046	34	31

MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	410	378

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	3,100	3,079

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	107	103
0.582% due 04/25/2037	10	10
0.602% due 09/25/2037	741	676
0.642% due 02/25/2037	590	490

Morgan Stanley ABS Capital I
1.322% due 07/25/2037	1,622	1,358

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037	1,101	747
6.000% due 07/25/2047	683	444

New Century Home Equity Loan Trust
0.692% due 12/25/2035	602	595

Nomura Asset Acceptance Corp.
0.662% due 01/25/2036	5	4

Park Place Securities, Inc.
0.834% due 10/25/2034	419	316

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	59	45

74	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		$1,490	$816

SACO I, Inc.
0.582% due 05/25/2036		1,579	941

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037		2,639	1,741

SLM Student Loan Trust
1.159% due 01/25/2018		191	190
2.659% due 04/25/2023		321,456	315,928

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		425	408
0.582% due 01/25/2038		433	364

Structured Asset Securities Corp.
0.812% due 01/25/2033		13	6

USAA Auto Owner Trust
4.160% due 04/16/2012		1,700	1,714

WaMu Asset-Backed Certificates
0.572% due 01/25/2037		854	715

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		271	265
0.772% due 12/25/2035		211	194

Total Asset-Backed Securities (Cost $638,626)			612,392

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
1.645% due 10/04/2011		17,150	17,199

Total Sovereign Issues (Cost $17,138)			17,199

FOREIGN CURRENCY-DENOMINATED ISSUES 4.1%

American International Group, Inc.
8.625% due 05/22/2038	GBP	5,600	783

Brazil Government International Bond
10.250% due 01/10/2028	BRL	10,000	3,966

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010		5,400	4,220

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		52,819	22,343

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	4,450	$2,395
5.500% due 09/15/2066	GBP	12,450	6,967
5.500% due 09/15/2067	EUR	500	276
6.500% due 09/15/2067	GBP	30,600	18,880

Green Valley Ltd.
6.329% due 01/10/2011	EUR	5,100	6,496

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,013,920	26,368
1.100% due 12/10/2016		10,691,980	93,489
1.200% due 06/10/2017		14,376,420	124,531
1.200% due 12/10/2017		12,882,800	111,205
1.400% due 06/10/2018		7,416,230	64,678

Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)		1,600,000	1,334

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	5,000	1,528

Silver Arrow S.A.
1.341% due 08/15/2014		3,950	5,204

Total Foreign Currency-Denominated Issues (Cost $579,319)			494,663

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		157,000	848

Bank of America Corp.
7.250% due 12/31/2049		16,000	6,792

Wells Fargo & Co.
7.500% due 12/31/2049		8,900	4,263

Total Convertible Preferred Stocks (Cost $36,675)			11,903

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 1.1%

UBS AG
2.158% due 07/01/2010		6,200	6,198

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano NY
1.156% due 05/18/2009	$126,000	$126,000

		132,198

REPURCHASE AGREEMENTS 0.2%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	5,486	5,486
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $5,596. Repurchase proceeds are $5,486.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	10,000	10,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $10,185. Repurchase proceeds are $10,000.)

		15,486

U.S. CASH MANAGEMENT BILLS 0.3%
0.759% due 04/29/2009 - 05/15/2009 (b)(f)(h)	37,670	37,668

U.S. TREASURY BILLS 1.7%
0.132% due 04/02/2009 - 06/11/2009 (b)(e)(f)(g)	207,160	207,116

Total Short-Term Instruments (Cost $392,493)		392,468

PURCHASED OPTIONS (l) 0.0%
(Cost $1,449)		5,344

Total Investments 185.5% (Cost $22,348,325)		$22,334,232

Written Options (m) (0.3%) (Premiums $16,573)		(36,810)

Other Assets and Liabilities (Net) (85.2%)		(10,258,411)

Net Assets 100.0%		$12,039,011

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Real Return Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $1,550 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $226,440 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $2,820 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	Securities with an aggregate market value of $360 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $3,998,731 at a weighted average interest rate of 1.407%. On March 31, 2009, securities valued at $5,864,971 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $20,835 and cash of $35,475 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	851	$7,827
90-Day Euribor December Futures	Long	12/2010	47	2
90-Day Euribor June Futures	Long	06/2010	715	91
90-Day Euribor March Futures	Long	03/2010	616	71

See Accompanying Notes	Annual Report	March 31, 2009	75

Schedule of Investments  Real Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor September Futures	Long	09/2009	1,161	$10,773
90-Day Euribor September Futures	Long	09/2010	575	81
90-Day Eurodollar December Futures	Long	12/2009	5,002	31,210
90-Day Eurodollar June Futures	Long	06/2009	3,818	20,947
90-Day Eurodollar June Futures	Long	06/2010	2,608	14,773
90-Day Eurodollar March Futures	Long	03/2010	6,619	36,515
90-Day Eurodollar September Futures	Long	09/2009	7,010	42,361
90-Day Eurodollar September Futures	Long	09/2010	895	2,136
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	730
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,199	19,952
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,294	196
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	769

				$188,434

(k)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	36.326%	$5,000	$3,053	$0	$3,053
American Standard, Inc.	BOA	(0.660%	)	06/20/2015	0.700%	6,000	12	0	12
Amgen, Inc.	DUB	(0.670%	)	06/20/2017	0.830%	9,000	101	0	101
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%	5,000	5	0	5
AutoZone, Inc.	GSC	(0.529%	)	12/20/2012	1.100%	4,000	80	0	80
Black & Decker Corp.	BOA	(0.680%	)	12/20/2012	2.065%	800	38	0	38
Brookfield Asset Management, Inc.	UBS	(2.180%	)	06/20/2017	8.622%	7,500	2,155	0	2,155
Burlington Northern Santa Fe Corp.	BCLY	(0.720%	)	06/20/2017	0.837%	2,500	20	0	20
Cardinal Health, Inc.	DUB	(0.740%	)	06/20/2017	0.890%	6,195	65	0	65
CenturyTel, Inc.	BCLY	(1.850%	)	06/20/2017	1.220%	10,803	(485)	0	(485)
Citigroup, Inc.	DUB	(3.600%	)	12/20/2013	6.325%	100	9	0	9
Computer Sciences Corp.	BCLY	(0.870%	)	03/20/2018	0.700%	2,500	(34)	0	(34)
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%	2,200	293	0	293
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%	10,000	1,856	0	1,856
Countrywide Financial Corp.	JPM	(2.670%	)	06/20/2012	4.124%	5,000	193	0	193
Credit Suisse Group	BCLY	(1.750%	)	06/20/2013	1.830%	10,000	24	0	24
Credit Suisse Group	JPM	(1.792%	)	06/20/2013	1.830%	11,600	9	0	9
CSX Corp.	CSFB	(1.050%	)	03/20/2018	1.589%	5,000	196	0	196
Deutsche Telekom International Finance BV	BCLY	(1.140%	)	09/20/2018	1.160%	6,000	5	0	5
Deutsche Telekom International Finance BV	BCLY	(1.180%	)	09/20/2018	1.160%	10,000	(23)	0	(23)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	2.818%	1,000	(8)	0	(8)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	2.818%	1,000	(11)	0	(11)
Erac USA Finance Co.	GSC	(2.700%	)	12/20/2017	7.237%	5,000	1,156	0	1,156
FirstEnergy Corp.	CSFB	(0.500%	)	12/20/2011	1.180%	2,500	44	0	44
H.J. Heinz Co.	JPM	(0.530%	)	09/20/2013	0.725%	5,000	40	0	40
HCP, Inc.	JPM	(2.830%	)	09/20/2016	7.390%	2,000	411	0	411
HCP, Inc.	MSC	(2.260%	)	03/20/2018	7.146%	5,000	1,216	0	1,216
Home Depot, Inc.	GSC	(1.920%	)	03/20/2016	1.768%	2,500	(53)	0	(53)
Hospira, Inc.	MSC	(1.030%	)	06/20/2014	1.056%	2,500	2	0	2
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	19.688%	2,500	983	0	983
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	19.688%	4,100	1,612	0	1,612
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	19.688%	3,900	1,539	0	1,539
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.932%	3,700	(33)	0	(33)
Kraft Foods, Inc.	GSC	(0.860%	)	03/20/2018	0.936%	4,000	22	0	22
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	0.927%	3,000	(6)	0	(6)
Kraft Foods, Inc.	RBS	(1.130%	)	03/20/2018	0.936%	2,000	(31)	0	(31)
Kroger Co.	BOA	(0.900%	)	09/20/2017	1.063%	5,000	58	0	58
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	5.944%	5,000	1,006	0	1,006
Ltd. Brands, Inc.	BCLY	(4.910%	)	09/20/2017	4.328%	1,200	(42)	0	(42)
Ltd. Brands, Inc.	MSC	(3.113%	)	09/20/2017	4.328%	2,000	137	0	137
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%	2,000	273	0	273
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	6.168%	3,000	(111)	0	(111)
Macy’s Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	5.790%	1,000	192	0	192
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	5.790%	2,000	382	0	382
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	7.136%	3,000	379	0	379
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	6.168%	10,000	1,619	0	1,619
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	3.789%	5,000	485	0	485
Marriott International, Inc.	GSC	(0.640%	)	12/20/2012	4.243%	2,100	242	0	242
Marsh & McLennan Cos., Inc.	BOA	(1.180%	)	09/20/2015	0.890%	2,500	(44)	0	(44)
Masco Corp.	CITI	(1.920%	)	03/20/2017	4.595%	8,000	1,161	0	1,161
Mattel, Inc.	BOA	(2.450%	)	03/20/2013	1.444%	20,000	(767)	0	(767)
Motorola, Inc.	DUB	(2.600%	)	12/20/2017	2.638%	4,000	6	0	6
Newell Rubbermaid, Inc.	GSC	(0.319%	)	12/20/2012	2.750%	4,200	343	0	343
Nucor Corp.	CSFB	(0.486%	)	12/20/2017	1.264%	4,000	227	0	227
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.906%	1,500	0	0	0

76	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.714%		$3,500	$(92)	$0	$(92)
Pearson Dollar Finance Two PLC	CITI	(0.570%	)	06/20/2013	0.906%		1,500	20	0	20
Pearson Dollar Finance Two PLC	CITI	(0.690%	)	06/20/2018	0.714%		3,500	5	0	5
Pearson Dollar Finance Two PLC	DUB	(0.720%	)	06/20/2018	0.714%		11,000	(11)	0	(11)
PPG Industries, Inc.	BOA	(0.650%	)	03/20/2018	1.900%		10,000	893	0	893
PPL Energy Supply LLC	HSBC	(1.450%	)	09/20/2013	4.090%		5,000	495	0	495
Prudential Financial, Inc.	BCLY	(0.870%	)	06/20/2017	9.041%		2,000	689	0	689
Qwest Capital Funding, Inc.	JPM	(3.250%	)	09/20/2009	6.064%		12,500	151	0	151
Rexam PLC	BCLY	(1.450%	)	06/20/2013	4.048%		10,600	982	0	982
Rexam PLC	CITI	(1.450%	)	06/20/2013	4.048%		3,000	278	0	278
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	3.500%		12,500	870	0	870
Reynolds American, Inc.	DUB	(1.020%	)	06/20/2013	3.500%		10,000	907	0	907
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	1.650%		7,000	303	0	303
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	3.300%		8,550	1,263	0	1,263
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	3.295%		1,100	94	0	94
Ryder System, Inc.	BOA	(1.550%	)	09/20/2015	3.026%		9,000	685	0	685
SCA Finans AB	DUB	(0.810%	)	09/20/2015	1.591%		6,000	258	0	258
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	2.800%		10,000	691	0	691
Sempra Energy	BOA	(0.580%	)	06/20/2018	1.132%		3,000	127	0	127
Sempra Energy	DUB	(0.550%	)	06/20/2018	1.132%		1,500	67	0	67
Spectra Energy Capital LLC	DUB	(0.750%	)	09/20/2014	1.000%		10,000	124	0	124
Spectra Energy Capital LLC	DUB	(0.975%	)	06/20/2018	1.000%		15,000	24	0	24
Staples, Inc.	MSC	(0.700%	)	12/20/2012	2.091%		400	19	0	19
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	7.265%		3,000	449	0	449
Target Corp.	MSC	(1.200%	)	03/20/2018	1.450%		7,000	126	0	126
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.785%		3,500	132	0	132
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	3.119%		3,200	330	0	330
Telecom Italia Capital S.A.	JPM	(1.530%	)	06/20/2018	3.119%		7,500	785	0	785
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%		4,000	649	0	649
Tyco International Group S.A.	BOA	(0.750%	)	12/20/2013	2.412%		4,760	329	0	329
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		12,000	983	0	983
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%	EUR	10,000	12	0	12
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%		32,600	(149)	0	(149)
Union Pacific Corp.	UBS	(0.810%	)	06/20/2017	0.865%		$5,000	18	0	18
Verizon Communications, Inc.	GSC	(0.900%	)	06/20/2017	1.045%		5,000	50	0	50
Viacom, Inc.	BOA	(1.930%	)	06/20/2016	2.525%		2,500	85	0	85
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	2.386%		4,000	340	0	340
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	2.525%		5,000	398	0	398
Whirlpool Corp.	GSC	(1.060%	)	06/20/2016	4.287%		6,000	999	0	999

								$34,379	$0	$34,379

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	22.909%	$10,000	$(4,262)	$0	$(4,262)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	2.162%	5,800	(266)	0	(266)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	13.959%	2,500	(629)	0	(629)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	13.959%	3,600	(901)	0	(901)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	13.959%	8,600	(2,163)	0	(2,163)
Ford Motor Credit Co. LLC	UBS	2.560%	06/20/2012	14.158%	1,500	(408)	0	(408)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	7.751%	4,700	(938)	0	(938)
GMAC LLC	BCLY	3.050%	09/20/2012	18.913%	3,200	(1,133)	0	(1,133)
GMAC LLC	BOA	5.100%	09/20/2012	18.913%	5,000	(1,537)	0	(1,537)
GMAC LLC	BOA	6.300%	09/20/2012	18.913%	1,200	(336)	0	(336)
GMAC LLC	BOA	7.000%	09/20/2012	18.913%	7,000	(1,850)	0	(1,850)
GMAC LLC	GSC	3.400%	06/20/2011	21.034%	1,100	(312)	0	(312)
GMAC LLC	GSC	3.050%	09/20/2012	18.913%	11,300	(4,002)	0	(4,002)
GMAC LLC	GSC	6.310%	09/20/2012	18.913%	9,300	(2,604)	0	(2,604)
GMAC LLC	JPM	5.400%	09/20/2012	18.913%	3,100	(932)	0	(932)
GMAC LLC	JPM	5.450%	09/20/2012	18.913%	3,100	(929)	0	(929)
GMAC LLC	MLP	6.300%	09/20/2012	18.913%	18,600	(5,211)	0	(5,211)
GMAC LLC	MSC	6.850%	06/20/2012	19.205%	5,700	(1,484)	0	(1,484)
GMAC LLC	UBS	3.620%	06/20/2011	21.034%	5,000	(1,401)	0	(1,401)
Goldman Sachs Group, Inc.	BCLY	0.770%	09/20/2012	2.961%	7,000	(478)	0	(478)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	2.961%	5,100	(353)	0	(353)
Goldman Sachs Group, Inc.	MSC	0.750%	09/20/2012	2.961%	2,100	(145)	0	(145)
Goldman Sachs Group, Inc.	RBS	0.780%	09/20/2012	2.961%	2,000	(136)	0	(136)

						$(32,410)	$0	$(32,410)

See Accompanying Notes	Annual Report	March 31, 2009	77

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	$154,598	$13,836	$1,473	$12,363
CDX.IG-9 10-Year Index	BOA	(0.800%	)	12/20/2017	4,099	367	18	349
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	54,461	4,875	1,086	3,789
CDX.IG-9 10-Year Index 3-7%	GSC	(6.550%	)	12/20/2017	22,700	12,061	0	12,061

						$31,139	$2,577	$28,562

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-9 5-Year Index 25-35%	GSC	6.385%	12/20/2012	$10,800	$(3,902)	$0	$(3,902)
CDX.HY-9 5-Year Index 25-35%	JPM	6.450%	12/20/2012	15,000	(5,444)	0	(5,444)
CDX.HY-9 5-Year Index 25-35%	MLP	6.510%	12/20/2012	10,600	(3,830)	0	(3,830)
CDX.HY-9 5-Year Index 25-35%	MLP	6.690%	12/20/2012	2,800	(998)	0	(998)
CDX.HY-9 5-Year Index 25-35%	MSC	6.570%	12/20/2012	2,800	(1,000)	0	(1,000)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	6,500	(96)	0	(96)
CDX.IG-9 5-Year Index 15-30%	MSC	1.130%	12/20/2012	4,800	(22)	0	(22)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	62,290	(20,977)	(9,996)	(10,981)

					$(36,269)	$(9,996)	$(26,273)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	33,900	$204	$0	$204
Pay	1-Month EUR-FRCPXTOB Index	2.040%	03/15/2010	BCLY		50,000	2,035	0	2,035
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP		60,000	2,798	0	2,798
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		52,200	2,419	(115)	2,534
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	469	(2)	471
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		22,700	1,210	12	1,198
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,405	0	1,405
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	239	0	239
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		31,400	1,205	0	1,205
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		27,800	1,172	0	1,172
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		40,900	1,100	(85)	1,185
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		72,600	1,777	0	1,777
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		12,600	257	7	250
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP		5,200	112	11	101
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		5,900	120	0	120
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,000	63	0	63
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,200	39	1	38
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		9,200	184	0	184
Pay	1-Month EUR-FRCPXTOB Index	2.238%	06/20/2012	BCLY		17,000	625	0	625
Pay	1-Month EUR-FRCPXTOB Index	2.098%	09/28/2012	BNP		33,000	606	0	606
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		75,000	393	46	347
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		33,100	(1,053)	0	(1,053)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		30,000	(890)	0	(890)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	1,463	483	980
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(758)	(347)	(411)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(1,678)	(38)	(1,640)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	3,499	(792)	4,291

78	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC	BRL	4,500	$150	$30	$120
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	1,841	237	1,604
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		$515,900	14,293	2,742	11,551
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		684,000	18,950	13,123	5,827
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(24,717)	7,929	(32,646)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		17,950	(4,126)	178	(4,304)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		3,000	(690)	(1)	(689)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		64,200	(14,756)	247	(15,003)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		240,500	(55,276)	1,453	(56,729)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		14,700	(3,379)	(188)	(3,191)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		59,400	(16,192)	(622)	(15,570)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		164,900	(44,952)	0	(44,952)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		10,770	402	329	73
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		66,400	2,477	(4,064)	6,541
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		3,400	127	(210)	337
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		35,300	1,317	(1,650)	2,967
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		106,850	(36,915)	(6,592)	(30,323)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		43,100	(14,890)	(3,504)	(11,386)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		45,195	(15,614)	(6,251)	(9,363)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		18,450	(6,366)	0	(6,366)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	6,283	(90)	6,373
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	5,433	(78)	5,511
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		36,100	2,512	(76)	2,588
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	121,200	1,466	(1,245)	2,711
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	12,152	(854)	13,006
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	5,639	1,606	4,033
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		5,500	728	(137)	865
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		3,000	397	(75)	472
Receive	30-Day USD-CMM Rate	4.000%	04/27/2009	MLP		$95,500	(1,421)	(3,616)	2,195
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		44,800	(7,422)	1,728	(9,150)
Pay	GBP-UKRPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	1,417	0	1,417
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,000	150	12	138
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		11,900	479	23	456
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		34,800	1,161	0	1,161
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		13,600	(587)	0	(587)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		17,000	(487)	0	(487)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		5,250	(148)	0	(148)

							$(151,549)	$(435)	$(151,114)

(l)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$23,300	$249	$878
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,700	167	591
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	127	452
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,500	596	2,090
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	29,300	310	1,333

							$1,449	$5,344

(m)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	7	$5	$5
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	768	176	185
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	775	271	166
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	436	136	94

				$588	$450

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$126,400	$942	$203
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	1,100	4	3
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,900	123	414
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	131	441
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	4,700	19	5

See Accompanying Notes	Annual Report	March 31, 2009	79

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$39,000	$269	$63
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	9,530
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	215
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	172	573
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	123,300	2,589	7,166
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	32,200	306	52
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	135	441
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	70,800	1,781	4,115
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	21,600	153	35
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,500	603	2,038
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	9,800	300	1,173
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	67,000	2,107	9,675
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	67,000	2,107	218

							$15,985	$36,360

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,983	$1,851,000	$68,414
Sales	36,110	585,500	34,457
Closing Buys	(7,704)	(531,400)	(22,798)
Expirations	(38,403)	(1,173,600)	(63,500)
Exercised	0	0	0

Balance at 03/31/2009	1,986	$731,500	$16,573

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2039	$214,800	$218,196	$221,613
Fannie Mae	6.500%	04/01/2039	187,000	196,116	196,905
Freddie Mac	4.500%	12/01/2099	100	102	103
Freddie Mac	5.500%	04/01/2039	66,200	68,641	68,693
Freddie Mac	6.000%	04/01/2039	3,800	3,968	3,973
Treasury Inflation Protected Securities	1.750%	01/15/2028	40,040	33,724	38,810
Treasury Inflation Protected Securities	2.125%	01/15/2019	15,326	16,263	16,380

				$537,010	$546,477

(6)	Market value includes $346 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	34,632	04/2009	$0	$(2,025)	$(2,025)
Buy		UBS	36,553	05/2009	0	(254)	(254)
Sell	BRL	BCLY	55,184	06/2009	0	(736)	(736)
Buy		HSBC	93,315	06/2009	423	(5)	418
Sell		JPM	60,612	06/2009	0	(742)	(742)
Sell		MLP	81,467	06/2009	0	(1,509)	(1,509)
Sell	CHF	UBS	10,851	06/2009	0	(304)	(304)
Buy	CNY	BCLY	106,812	05/2009	201	0	201
Sell		BCLY	81,169	05/2009	0	(179)	(179)
Sell		CITI	37,530	05/2009	0	(92)	(92)
Buy		BCLY	51,344	07/2009	0	(481)	(481)
Buy		DUB	138,073	07/2009	0	(1,203)	(1,203)
Buy		HSBC	74,825	07/2009	0	(502)	(502)
Buy		BCLY	198,206	09/2009	0	(328)	(328)
Buy		CITI	52,053	09/2009	82	0	82
Sell		DUB	27,440	09/2009	0	(103)	(103)
Buy		HSBC	197,458	09/2009	0	(288)	(288)
Sell	CNY	JPM	20,823	09/2009	0	(73)	(73)
Buy	EUR	BCLY	34,539	04/2009	1,811	0	1,811
Sell		BNP	10,781	04/2009	0	(710)	(710)
Sell		CSFB	25,367	04/2009	0	(1,678)	(1,678)
Buy		GSC	1,737	04/2009	29	0	29
Sell		HSBC	48,557	04/2009	0	(3,192)	(3,192)
Buy		RBC	13	04/2009	0	0	0

80	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	RBC	1,614	04/2009	$1	$0	$1
Buy		RBS	3,056	04/2009	0	(81)	(81)
Buy	GBP	BCLY	6,622	04/2009	0	(124)	(124)
Sell		BCLY	2,870	04/2009	0	(3)	(3)
Buy		BNP	107	04/2009	0	(2)	(2)
Sell		DUB	20,244	04/2009	299	0	299
Sell		GSC	6,879	04/2009	0	(253)	(253)
Sell		HSBC	7,115	04/2009	0	(24)	(24)
Sell		MSC	33,882	04/2009	397	0	397
Buy		RBS	7,436	04/2009	8	(125)	(117)
Buy		UBS	5,169	04/2009	0	(209)	(209)
Sell	JPY	BNP	16,187,727	05/2009	2,795	0	2,795
Buy		CITI	2,500,992	05/2009	0	(407)	(407)
Sell		CITI	43,290	05/2009	0	(1)	(1)
Sell		HSBC	647,493	05/2009	40	0	40
Sell		MSC	16,037,728	06/2009	2,561	0	2,561
Buy	MXN	BCLY	2,870	05/2009	2	0	2
Sell		BCLY	66,767	05/2009	66	0	66
Buy		CITI	11,642	05/2009	11	0	11
Buy		HSBC	5,260	05/2009	0	(2)	(2)
Buy		JPM	2,870	05/2009	2	0	2
Sell		JPM	100	05/2009	0	0	0
Buy		MLP	44,225	05/2009	0	(146)	(146)
Sell		CITI	11,642	11/2009	0	(11)	(11)
Buy		JPM	2,306	11/2009	0	0	0
Sell	MYR	BCLY	635	08/2009	5	0	5
Buy	NZD	RBS	4,578	04/2009	334	0	334
Buy		RBS	4,578	05/2009	4	0	4
Sell	PHP	CITI	31,152	08/2009	3	0	3
Sell	PLN	BCLY	60,801	05/2009	2,423	0	2,423
Sell		CITI	62,392	05/2009	2,487	0	2,487
Buy		HSBC	130,931	05/2009	0	(21,046)	(21,046)
Sell		HSBC	5,246	05/2009	231	0	231
Sell		JPM	1,083	05/2009	44	0	44
Sell		UBS	1,409	05/2009	56	0	56
Sell	RUB	BCLY	50,015	05/2009	35	0	35
Buy		HSBC	17,945	05/2009	0	(213)	(213)
Sell		HSBC	8,536	05/2009	7	0	7
Buy		JPM	40,606	05/2009	0	(318)	(318)
Sell	SEK	UBS	5,030	06/2009	0	(65)	(65)
Buy	SGD	CITI	22,986	04/2009	0	(642)	(642)
Buy		DUB	14,594	04/2009	0	(298)	(298)
Sell		DUB	60,230	04/2009	748	0	748
Buy		HSBC	5,704	04/2009	0	(151)	(151)
Buy		RBS	9,697	04/2009	0	(224)	(224)
Buy		UBS	7,249	04/2009	0	(136)	(136)
Sell		CITI	8,664	07/2009	116	0	116
Buy		HSBC	8,664	07/2009	0	(299)	(299)

					$15,221	$(39,184)	$(23,963)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$279,747	$22,054,419	$66	$22,334,232
Short Sales, at value	0	(546,477)	0	(546,477)
Other Financial Instruments ++	188,435	(230,054)	22,424	(19,195)

Total	$468,182	$21,277,888	$22,490	$21,768,560

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$6,330	$601	$2	$0	$131	$(6,998)	$66
Other Financial Instruments ++	(10,099)	0	0	0	34,599	(2,076)	22,424

Total	$(3,769)	$601	$2	$0	$34,730	$(9,074)	$22,490

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	81

Schedule of Investments  RealEstateRealReturn Strategy Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 8.1%

Short-Term Floating NAV Portfolio	1,400,367	$14,011

Total PIMCO Funds (Cost $14,010)		14,011

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 41.3%

BANKING & FINANCE 36.3%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013 (g)	$1,900	1,840

American Express Bank FSB
5.500% due 04/16/2013	600	518
6.000% due 09/13/2017	300	253

American Express Centurion Bank
6.000% due 09/13/2017	300	253

American Express Co.
7.000% due 03/19/2018 (g)	670	592
8.150% due 03/19/2038	190	173

American Honda Finance Corp.
2.038% due 06/20/2011 (g)	7,600	7,564

American International Group, Inc.
5.850% due 01/16/2018	200	78
8.175% due 05/15/2058	1,100	94
8.250% due 08/15/2018 (g)	1,000	429

ANZ National International Ltd.
6.200% due 07/19/2013	1,800	1,738

Bank of America Corp.
8.125% due 12/29/2049	4,800	1,974

Bank of Scotland PLC
1.344% due 12/08/2010	2,500	2,306

Barclays Bank PLC
5.450% due 09/12/2012	800	811
6.050% due 12/04/2017	300	236
7.434% due 09/29/2049	100	42
7.700% due 04/29/2049	1,600	704

Bear Stearns Cos. LLC
1.404% due 01/31/2011 (g)	2,380	2,265
6.950% due 08/10/2012	400	408

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	35

Capital One Financial Corp.
6.750% due 09/15/2017	300	251

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	1,400	1,319

Citigroup Funding, Inc.
0.523% due 04/23/2009 (g)	900	898

Credit Suisse New York
5.000% due 05/15/2013	6,500	6,289

Danske Bank A/S
5.914% due 12/29/2049	3,000	1,051

GATX Financial Corp.
5.800% due 03/01/2016 (g)	1,000	826

General Electric Capital Corp.
5.875% due 01/14/2038 (g)	5,000	3,586

Goldman Sachs Group, Inc.
6.150% due 04/01/2018 (g)	900	824
6.750% due 10/01/2037 (g)	1,000	679

HBOS PLC
6.750% due 05/21/2018	1,000	773

HSBC Bank USA N.A.
7.000% due 01/15/2039	2,500	2,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	$100	$13
6.875% due 05/02/2018 (a)	900	112
7.500% due 05/11/2038 (a)	5,000	0

Merna Reinsurance Ltd.
1.870% due 07/07/2010	300	276

Metropolitan Life Global Funding I
1.972% due 06/25/2010	1,600	1,465
5.125% due 04/10/2013	500	457

Morgan Stanley
1.392% due 01/18/2011	1,000	903
1.592% due 10/18/2016 (g)	1,000	672

National Australia Bank Ltd.
5.350% due 06/12/2013	3,000	2,908

National Rural Utilities Cooperative Finance Corp.
2.210% due 07/01/2010	1,000	981

New York Life Global Funding
4.650% due 05/09/2013 (g)	1,400	1,365

Pacific Life Global Funding
5.150% due 04/15/2013	400	377

Pearson Dollar Finance PLC
5.700% due 06/01/2014	3,000	2,809

Pricoa Global Funding I
2.066% due 06/04/2010 (g)	3,000	2,703

Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010	400	388

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	300	165

Simon Property Group LP
6.125% due 05/30/2018	1,400	1,103

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,500	1,329

UBS AG
5.750% due 04/25/2018	2,500	2,096

Vita Capital III Ltd.
2.545% due 01/01/2012	300	270

Wachovia Bank N.A.
1.331% due 12/02/2010	300	281

Wells Fargo & Co.
4.375% due 01/31/2013	200	187

Wells Fargo Capital XIII
7.700% due 12/29/2049	700	334

		62,458

INDUSTRIALS 4.4%

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	92

Computer Sciences Corp.
6.500% due 03/15/2018 (g)	2,500	2,376

DISH DBS Corp.
7.000% due 10/01/2013	600	560

Gaz Capital S.A.
7.343% due 04/11/2013	200	176
8.146% due 04/11/2018	300	247

Oracle Corp.
5.750% due 04/15/2018	900	942

Rockies Express Pipeline LLC
5.100% due 08/20/2009	600	600

Suncor Energy, Inc.
6.850% due 06/01/2039	2,800	2,125

UnitedHealth Group, Inc.
6.875% due 02/15/2038	500	445

		7,563

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 0.6%

Constellation Energy Group, Inc.
4.550% due 06/15/2015	$100	$82

Embarq Corp.
7.082% due 06/01/2016	100	90

NGPL PipeCo. LLC
6.514% due 12/15/2012	500	478

Public Service Electric & Gas Co.
5.300% due 05/01/2018	400	404

		1,054

Total Corporate Bonds & Notes (Cost $88,782)		71,075

MUNICIPAL BONDS & NOTES 2.9%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	2,355	2,051

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	184

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	2,340	1,953

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	55

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	485	430
6.125% due 06/01/2032	400	280

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	54

Total Municipal Bonds & Notes (Cost $4,517)		5,007

U.S. GOVERNMENT AGENCIES 99.5%

Fannie Mae
3.022% due 09/01/2044 - 10/01/2044	140	137
5.000% due 05/01/2037 - 04/01/2039	56,900	58,705
5.000% due 02/01/2038 (g)	21,723	22,461
5.500% due 01/01/2037 - 01/01/2039	27,570	28,648
5.500% due 10/01/2036 (g)	2,730	2,837
6.000% due 09/01/2036 - 04/01/2039	20,802	21,741
6.000% due 02/01/2038 (g)	7,711	8,064

Freddie Mac
4.500% due 05/15/2017	43	45
5.000% due 12/14/2018	1,100	1,065
5.500% due 02/01/2038 (h)	100	104
5.500% due 09/01/2038 - 04/01/2039	1,139	1,182
6.000% due 10/01/2038 (g)	7,179	7,514
6.000% due 04/01/2039	3,800	3,973
6.587% due 10/01/2036 (h)	1,039	1,079
6.674% due 09/01/2036	892	926
6.713% due 07/01/2036	857	888

Ginnie Mae
6.000% due 08/15/2034 - 09/15/2038 (g)	6,016	6,295
6.000% due 05/15/2038 - 04/01/2039	5,500	5,745

Total U.S. Government Agencies (Cost $168,136)		171,409

82	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 141.7%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	$2,547	$2,578
1.625% due 01/15/2018	2,323	2,358
1.875% due 07/15/2015	26,439	27,191
2.000% due 07/15/2014 (g)	52,639	54,481
2.375% due 01/15/2025 (g)	28,000	29,172
2.500% due 07/15/2016	17,710	19,005
2.625% due 07/15/2017 (g)	35,755	38,962
3.000% due 07/15/2012	470	502
3.500% due 01/15/2011	4,973	5,197
3.625% due 04/15/2028 (g)	25,453	31,466
3.875% due 04/15/2029 (g)	25,684	33,092

Total U.S. Treasury Obligations (Cost $225,695)		244,004

MORTGAGE-BACKED SECURITIES 4.1%

American Home Mortgage Assets
2.553% due 11/25/2046	1,385	411

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	210	136

BCAP LLC Trust
0.692% due 01/25/2037	587	225

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	86	59
2.650% due 08/25/2035	65	46
2.940% due 03/25/2035	205	140
4.550% due 08/25/2035	117	82
4.840% due 01/25/2035	704	403

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	74	48
4.222% due 12/25/2035	48	37
4.248% due 08/25/2035	131	84
4.699% due 03/25/2034	691	547

Countrywide Home Loan Mortgage Pass- Through Trust
0.862% due 06/25/2035	439	259

GSR Mortgage Loan Trust
4.541% due 09/25/2035	1,056	783

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	210	142

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lehman XS Trust
0.602% due 07/25/2046		$1	$1

MLCC Mortgage Investors, Inc.
3.006% due 10/25/2035		449	301

Residential Accredit Loans, Inc.
0.702% due 06/25/2046		648	249
0.772% due 08/25/2037		4,749	1,706

Residential Asset Securitization Trust
0.922% due 01/25/2046		911	414
6.500% due 08/25/2036		1,000	388

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,281	617

Total Mortgage-Backed Securities (Cost $11,088)			7,078

ASSET-BACKED SECURITIES 11.5%

Chase Issuance Trust
1.006% due 01/15/2012		5,400	5,307
1.306% due 08/17/2015		1,400	1,241

MBNA Credit Card Master Note Trust
0.596% due 05/15/2013		1,900	1,793

SLM Student Loan Trust
1.159% due 07/25/2017		12,000	11,393

Total Asset-Backed Securities (Cost $20,404)			19,734

FOREIGN CURRENCY-DENOMINATED ISSUES 5.8%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	185

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	151,200	1,323
1.100% due 12/10/2016		110,330	965
1.400% due 06/10/2018		868,890	7,578

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	30

Total Foreign Currency-Denominated Issues (Cost $10,976)			10,081

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049	300	$144

Total Convertible Preferred Stocks (Cost $300)		144

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.4%

CERTIFICATES OF DEPOSIT 7.1%

Unicredito Italiano NY
1.156% due 05/15/2009	$6,700	6,700
1.156% due 05/18/2009	5,500	5,500

		12,200

U.S. CASH MANAGEMENT BILLS 0.5%
0.092% due 04/29/2009 (f)	900	900

U.S. TREASURY BILLS 8.8%
0.180% due 04/02/2009 - 06/11/2009 (b)(e)(f)	15,098	15,096

Total Short-Term Instruments (Cost $28,196)		28,196

PURCHASED OPTIONS (j) 0.0%
(Cost $7)		0

Total Investments 331.4% (Cost $572,111)		$570,739

Written Options (k) (0.5%) (Premiums $426)		(851)

Other Assets and Liabilities (Net) (230.9%)		(397,678)

Net Assets 100.0%		$172,210

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The RealEstateRealReturn Strategy Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $11,729 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $1,300 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $240,943 at a weighted average interest rate of 0.750%. On March 31, 2009, securities valued at $257,095 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $270 and cash of $1,418 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	30	$235
90-Day Euribor March Futures	Long	03/2010	22	2
90-Day Eurodollar December Futures	Long	12/2009	119	744
90-Day Eurodollar June Futures	Long	06/2009	72	411
90-Day Eurodollar June Futures	Long	06/2010	11	30
90-Day Eurodollar March Futures	Long	03/2010	194	1,264
90-Day Eurodollar September Futures	Long	09/2009	58	356
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	8	2

				$3,044

See Accompanying Notes	Annual Report	March 31, 2009	83

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Computer Sciences Corp.	MSC	(1.248%	)	03/20/2018	0.700%		$2,500	$(108)	$0	$(108)
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%		100	13	0	13
Credit Suisse Group	BCLY	(1.600%	)	06/20/2013	1.830%		2,000	17	0	17
Credit Suisse Group	BNP	(1.450%	)	06/20/2013	1.830%		4,500	64	0	64
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	3.518%		600	(4)	0	(4)
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	5.147%		1,000	191	0	191
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	5.736%		1,400	370	0	370
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	1,300	(6)	0	(6)

								$537	$0	$537

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	2.162%	$100	$(4)	$0	$(4)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	13.959%	100	(25)	0	(25)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	13.959%	100	(25)	0	(25)
GMAC LLC	BOA	6.300%	09/20/2012	18.913%	700	(196)	0	(196)
GMAC LLC	GSC	3.050%	09/20/2012	18.913%	200	(71)	0	(71)
Goldman Sachs Group, Inc.	JPM	0.800%	09/20/2012	2.961%	100	(7)	0	(7)

						$(328)	$0	$(328)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	$878	$78	$12	$66
CDX.IG-9 10-Year Index	BOA	(0.800%	)	12/20/2017	586	52	2	50
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	5,758	516	115	401

						$646	$129	$517

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-9 5-Year Index 25-35%	JPM	6.450%	12/20/2012	$300	$(109)	$0	$(109)
CDX.HY-9 5-Year Index 25-35%	MLP	6.510%	12/20/2012	100	(36)	0	(36)
CDX.HY-9 5-Year Index 25-35%	MLP	6.690%	12/20/2012	100	(36)	0	(36)
CDX.HY-9 5-Year Index 25-35%	MSC	6.570%	12/20/2012	400	(144)	0	(144)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	1,230	(414)	(188)	(226)

					$(739)	$(188)	$(551)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

84	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	500	$3	$0	$3
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		5,600	259	(10)	269
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	74	(4)	78
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,500	80	0	80
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		2,000	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		500	(16)	0	(16)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		500	(15)	0	(15)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	2,000	18	6	12
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		1,700	(27)	(24)	(3)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(14)	(16)	2
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	64	13	51
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	44	3	41
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		13,900	(3,195)	(58)	(3,137)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		6,600	(634)	(1,119)	485
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		1,300	(124)	(157)	33
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		3,400	(927)	(39)	(888)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		7,100	265	(606)	871
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		7,300	272	(447)	719
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		400	(138)	0	(138)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		3,800	(1,313)	(5)	(1,308)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,400	423	(29)	452
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$4,800	(795)	(828)	33
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		2,300	(381)	89	(470)
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	800	40	3	37
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,000	40	1	39
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		500	17	0	17
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		100	(2)	0	(2)

							$(5,956)	$(3,227)	$(2,729)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTT Index	22,298	1-Month USD-LIBOR plus 1.060%	$42,715	11/30/2009	BCLY	$1,324
Receive	DWRTT Index	7,459	1-Month USD-LIBOR less 0.150%	14,290	11/30/2009	JPM	456
Receive	DWRTT Index	24,110	1-Month USD-LIBOR less 0.050%	46,187	02/26/2010	JPM	1,469
Pay	DWRTT Index	7,101	1-Month USD-LIBOR less 0.250%	13,604	03/31/2009	MLP	(435)
Receive	DWRTT Index	7,101	1-Month USD-LIBOR less 0.250%	13,189	03/31/2009	MLP	435
Receive	DWRTT Index	6,729	1-Month USD-LIBOR less 0.110%	13,305	03/31/2010	MLP	0
Receive	DWRTT Index	23,381	1-Month USD-LIBOR less 0.300%	44,790	07/31/2009	UBS	1,436

							$4,685

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on March 31, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2039	$110.000	05/05/2009	$22,100	$3	$0
Put - OTC Fannie Mae 5.500% due 06/01/2039	88.000	06/04/2009	30,300	3	0
Put - OTC Freddie Mac 6.000% due 06/01/2039	93.500	06/04/2009	3,800	0	0
Put - OTC Ginnie Mae 6.000% due 06/01/2039	93.500	06/11/2009	5,500	1	0

				$7	$0

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	7	$2	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$6,200	$42	$10
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	144

See Accompanying Notes	Annual Report	March 31, 2009	85

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	$1,000	$32	$3
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	5,800	122	337
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,900	18	3
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	3,400	86	198
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	4,100	29	7
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	31	144
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	3

							$424	$849

Transactionsin written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	795	$13,400	$1,343
Sales	1,768	21,400	1,427
Closing Buys	(373)	(4,300)	(458)
Expirations	(2,183)	(5,100)	(1,886)
Exercised	0	0	0

Balance at 03/31/2009	7	$25,400	$426

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (7)
Fannie Mae	5.000%	04/01/2039	$79,000	$80,308	$81,506
Fannie Mae	5.500%	04/01/2039	900	923	934
Freddie Mac	5.000%	04/01/2039	200	204	206
Treasury Inflation Protected Securities	2.000%	07/15/2014	49,868	49,388	52,093

				$130,823	$134,739

(7)	Market value includes $479 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	472	04/2009	$0	$(28)	$(28)
Buy		UBS	550	05/2009	0	(4)	(4)
Sell	BRL	BNP	44	06/2009	1	0	1
Buy		HSBC	1,463	06/2009	8	0	8
Sell		HSBC	2,121	06/2009	0	(29)	(29)
Buy		UBS	499	06/2009	1	0	1
Buy	CNY	BCLY	3,813	05/2009	7	0	7
Buy		DUB	7,721	07/2009	0	(67)	(67)
Sell		DUB	13,924	07/2009	0	(39)	(39)
Buy		HSBC	9,533	07/2009	0	(64)	(64)
Buy		BCLY	12,544	09/2009	0	(21)	(21)
Buy		CITI	1,861	09/2009	3	0	3
Buy		HSBC	13,371	09/2009	0	(19)	(19)
Sell		JPM	21,012	09/2009	0	(78)	(78)
Buy	EUR	BCLY	813	04/2009	43	0	43
Sell		BNP	798	04/2009	0	(53)	(53)
Sell		HSBC	851	04/2009	0	(56)	(56)
Buy	GBP	BCLY	263	04/2009	0	(5)	(5)
Buy		BNP	312	04/2009	9	0	9
Sell		BNP	49	04/2009	1	0	1
Sell		DUB	553	04/2009	8	0	8
Sell		GSC	20	04/2009	0	(1)	(1)
Sell		MSC	927	04/2009	11	0	11
Buy		RBS	227	04/2009	0	(5)	(5)
Sell		RBS	35	04/2009	0	(1)	(1)
Buy		UBS	166	04/2009	0	(7)	(7)
Buy	JPY	BNP	6,042	05/2009	0	0	0
Sell		BNP	438,518	05/2009	76	0	76
Sell		HSBC	6,155	05/2009	0	0	0
Sell		MSC	438,518	06/2009	70	0	70
Buy	MXN	BCLY	20	05/2009	0	0	0
Sell		BCLY	1,346	05/2009	1	0	1

86	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	CITI	1,306	05/2009	$0	$(21)	$(21)
Buy		JPM	20	05/2009	0	0	0
Sell		CITI	338	11/2009	0	0	0
Buy	MYR	BCLY	167	08/2009	0	(1)	(1)
Buy	PHP	CITI	698	08/2009	0	0	0
Buy	PLN	HSBC	2,325	05/2009	0	(357)	(357)
Sell		UBS	2,325	05/2009	92	0	92
Sell	RUB	BCLY	1,128	05/2009	1	0	1
Buy		JPM	1,128	05/2009	0	(9)	(9)
Buy	SGD	CITI	1,547	04/2009	0	(43)	(43)
Buy		DUB	974	04/2009	0	(20)	(20)
Sell		DUB	4,045	04/2009	50	0	50
Buy		HSBC	380	04/2009	0	(10)	(10)
Buy		RBS	656	04/2009	0	(15)	(15)
Buy		UBS	488	04/2009	0	(9)	(9)
Sell		CITI	579	07/2009	8	0	8
Buy		HSBC	579	07/2009	0	(20)	(20)

					$390	$(982)	$(592)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$14,154	$556,585	$0	$570,739
Short Sales, at value	0	(134,739)	0	(134,739)
Other Financial Instruments ++	3,044	187	501	3,732

Total	$17,198	$422,033	$501	$439,732

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$(20)	$20	$0
Other Financial Instruments ++	(24)	0	0	0	539	(14)	501

Total	$(24)	$0	$0	$0	$519	$6	$501

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	87

Schedule of Investments  Small Cap StocksPLUS® TR Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 0.1%

Short-Term Floating NAV Portfolio	23,792	$238

Total PIMCO Funds (Cost $238)		238

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 31.1%

BANKING & FINANCE 24.4%

Allstate Corp.
6.125% due 05/15/2037	$200	113

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,000	969

American Express Centurion Bank
5.550% due 10/17/2012	11,300	10,068

American General Finance Corp.
6.900% due 12/15/2017	100	35

American International Group, Inc.
5.850% due 01/16/2018	100	39
8.250% due 08/15/2018	5,600	2,400

ANZ National International Ltd.
1.281% due 08/07/2009	20	20
6.200% due 07/19/2013	400	386

Bank of America Corp.
1.568% due 08/15/2016	400	256
8.000% due 12/29/2049	1,800	722
8.125% due 12/29/2049	2,700	1,111

Bank of Scotland PLC
1.344% due 12/08/2010	1,100	1,015

Barclays Bank PLC
5.450% due 09/12/2012	400	405
6.050% due 12/04/2017	100	79

Bear Stearns Cos. LLC
1.341% due 08/21/2009	1,100	1,096
1.366% due 05/18/2010	200	197
1.446% due 11/28/2011	800	769
1.448% due 08/15/2011	100	92
1.486% due 07/19/2010	300	296
6.400% due 10/02/2017	1,900	1,853
7.250% due 02/01/2018	300	311
7.625% due 12/07/2009	700	711

BNP Paribas
5.186% due 06/29/2049	130	53

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	99

CIT Group, Inc.
1.464% due 07/28/2011	4,700	3,016
1.474% due 11/03/2010	1,600	1,172

Citigroup Capital XXI
8.300% due 12/21/2057	5,600	2,702

Citigroup Funding, Inc.
2.291% due 05/07/2010	1,100	988

Citigroup Global Markets Holdings, Inc.
1.290% due 08/03/2009	20	20

Citigroup, Inc.
1.396% due 05/18/2010	8,100	7,279
5.500% due 04/11/2013	100	88
5.850% due 07/02/2013	100	90
6.000% due 02/21/2012	1,100	1,005
8.400% due 04/29/2049	1,700	963

Comerica Bank
1.359% due 05/24/2011	5,500	4,855

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Commonwealth Bank of Australia
6.024% due 03/29/2049	$100	$44

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	1,700	1,680
6.250% due 04/15/2009	2,900	2,901

Credit Agricole S.A.
1.256% due 05/28/2009	100	100

Credit Suisse USA, Inc.
1.438% due 08/15/2010	100	96

Deutsche Bank AG
1.538% due 02/17/2015	2,280	1,630

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	100	71

General Electric Capital Corp.
1.602% due 10/06/2015	9,000	6,076
6.375% due 11/15/2067	200	97
6.875% due 01/10/2039	1,000	819

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	4,650	4,348
5.625% due 01/15/2017	10	8
5.950% due 01/18/2018	100	91
6.150% due 04/01/2018	100	92
6.250% due 09/01/2017	100	93

International Lease Finance Corp.
1.469% due 05/24/2010	20	14
4.375% due 11/01/2009	1,600	1,441
5.125% due 11/01/2010	2,205	1,652

JPMorgan Chase & Co.
0.571% due 06/26/2009	80	80
6.000% due 01/15/2018	30	30
7.000% due 11/15/2009	3,700	3,746
7.900% due 04/29/2049	2,300	1,481

KeyCorp
0.621% due 05/26/2009	400	398

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	30	4
2.951% due 05/25/2010 (a)	300	38
5.625% due 01/24/2013 (a)	200	25

Marsh & McLennan Cos., Inc.
7.125% due 06/15/2009	5,189	5,188

Marshall & Ilsley Corp.
4.375% due 08/01/2009	1,000	996

Merrill Lynch & Co., Inc.
3.051% due 05/20/2009	500	497
6.875% due 04/25/2018	100	78

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	91

Morgan Stanley
1.184% due 01/15/2010	2,900	2,791
3.338% due 05/14/2010	1,800	1,754
6.250% due 08/28/2017	100	93

Nationwide Life Global Funding I
1.446% due 05/19/2010	1,600	1,505
5.450% due 10/02/2012	700	624

Pricoa Global Funding I
1.274% due 01/30/2012	100	74
1.428% due 09/27/2013	100	67

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	95

Protective Life Secured Trusts
0.693% due 11/09/2010	1,500	1,298

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	45

RBS Capital Trust III
5.512% due 09/29/2049	300	120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Regions Bank
7.500% due 05/15/2018	$1,300	$1,162

Regions Financial Corp.
1.396% due 06/26/2012	5,400	4,414
6.375% due 05/15/2012	1,660	1,524

Residential Capital LLC
4.351% due 05/22/2009	100	89

Royal Bank of Scotland Group PLC
5.000% due 11/12/2013	1,990	1,290
6.990% due 10/29/2049	100	44

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	55

SLM Corp.
4.500% due 07/26/2010	2,500	1,876

Sun Life Financial Global Funding LP
1.619% due 07/06/2011	1,000	889

SunTrust Bank
1.361% due 05/21/2012	4,000	3,671

Textron Financial Corp.
1.379% due 02/25/2011	1,000	648

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	174

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	27

Wachovia Corp.
1.411% due 06/01/2010	5,500	5,229

Wells Fargo & Co.
5.625% due 12/11/2017	100	91
7.980% due 02/28/2049	2,800	1,318

		110,145

INDUSTRIALS 4.6%

Amgen, Inc.
6.900% due 06/01/2038	100	103

Anadarko Petroleum Corp.
1.720% due 09/15/2009	5,000	4,983

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	35

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	103

Dell, Inc.
5.650% due 04/15/2018	100	95

EnCana Corp.
4.600% due 08/15/2009	2,900	2,895

Gaz Capital S.A.
8.625% due 04/28/2034	100	91

Home Depot, Inc.
3.750% due 09/15/2009	1,900	1,901

International Business Machines Corp.
1.764% due 07/28/2011	2,200	2,169
5.700% due 09/14/2017	400	415

Kimberly-Clark Corp.
1.274% due 07/30/2010	100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	91

Kraft Foods, Inc.
6.125% due 02/01/2018	100	101

Martin Marietta Materials, Inc.
1.324% due 04/30/2010	1,400	1,312

Oracle Corp.
5.750% due 04/15/2018	200	209

88	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Suncor Energy, Inc.
6.100% due 06/01/2018	$200	$171

Time Warner, Inc.
1.461% due 11/13/2009	2,700	2,650

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	400	397

Union Pacific Corp.
5.700% due 08/15/2018	100	95

UST, Inc.
5.750% due 03/01/2018	3,400	2,987

		20,903

UTILITIES 2.1%

Appalachian Power Co.
6.600% due 05/01/2009	3,900	3,906

Dominion Resources, Inc.
2.366% due 06/17/2010	400	389

Ohio Power Co.
1.605% due 04/05/2010	100	98

Pepco Holdings, Inc.
1.886% due 06/01/2010	4,000	3,737

Verizon Communications, Inc.
1.475% due 04/03/2009	50	50
8.950% due 03/01/2039	1,300	1,500

		9,680

Total Corporate Bonds & Notes (Cost $150,762)		140,728

MUNICIPAL BONDS & NOTES 4.1%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	103
6.899% due 12/01/2040	1,000	999

Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,400	4,732

District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034	2,200	2,211

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	300	171

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	2,300	2,317

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	3,100	3,171

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	100	100

Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033	2,000	2,027

Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032	2,700	2,671

Total Municipal Bonds & Notes (Cost $17,976)		18,502

U.S. GOVERNMENT AGENCIES 68.6%

Fannie Mae
5.000% due 02/25/2017 - 04/01/2039	21,727	22,428

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 05/01/2022 - 05/01/2039	$127,426	$132,266
5.500% due 09/01/2023 (g)	104	108
5.953% due 06/21/2027	4,000	4,214
6.000% due 08/01/2027 - 04/01/2039	53,296	55,743
6.000% due 06/01/2036 - 11/01/2038 (g)	48,451	50,676
6.500% due 09/01/2037	785	828

Freddie Mac
0.562% due 12/25/2036	50	49
0.706% due 07/15/2019 - 10/15/2020	415	402
0.786% due 02/15/2019	218	211
4.250% due 09/15/2024	23	23
5.500% due 09/01/2037 - 11/01/2038	30,534	31,722
6.000% due 04/01/2039	900	941

Ginnie Mae
5.000% due 05/01/2039	900	930
5.500% due 04/01/2039	2,000	2,082
6.000% due 06/15/2037 - 07/15/2037 (g)	960	1,005

Small Business Administration
5.290% due 12/01/2027	187	202
5.720% due 01/01/2029	2,800	3,080
6.020% due 08/01/2028	3,036	3,382

Total U.S. Government Agencies (Cost $304,975)		310,292

U.S. TREASURY OBLIGATIONS 28.8%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	3,091	3,129
1.750% due 01/15/2028	19,141	18,387
1.875% due 07/15/2013	3,697	3,798
2.375% due 01/15/2017	8,185	8,718
2.375% due 01/15/2025	9,117	9,499
2.500% due 07/15/2016	3,345	3,590

U.S. Treasury Bonds
8.000% due 11/15/2021	5,800	8,586
8.125% due 05/15/2021	13,200	19,573
8.750% due 08/15/2020	35,900	54,792

Total U.S. Treasury Obligations (Cost $127,960)		130,072

MORTGAGE-BACKED SECURITIES 5.8%

Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036	2,941	2,885
5.658% due 06/10/2049	4,300	2,929
5.745% due 02/10/2051	400	285

Bear Stearns Commercial Mortgage Securities
5.116% due 02/11/2041	400	309
5.201% due 12/11/2038	2,100	1,728
5.593% due 06/11/2040	2,042	2,011
5.703% due 06/11/2050	1,300	1,020

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	38	33

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	4,200	2,809

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	1,206	1,052

Countrywide Alternative Loan Trust
0.682% due 02/25/2047	69	26
0.722% due 06/25/2037	241	90
2.633% due 02/25/2036	26	10

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	43	31

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.785% due 11/25/2034	$33	$20

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,700	3,401

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	61	43
5.799% due 08/10/2045	1,000	686

GSR Mortgage Loan Trust
5.242% due 11/25/2035	79	51

Harborview Mortgage Loan Trust
0.726% due 12/19/2036	2,468	867

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	11	7

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	12	11

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	68
5.440% due 06/12/2047	1,500	973

JPMorgan Mortgage Trust
5.018% due 02/25/2035	59	47

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	12	9

Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	1,664
5.387% due 03/12/2044	200	154
5.881% due 06/11/2049	1,900	1,374

Structured Asset Securities Corp.
0.572% due 05/25/2036	8	7
4.863% due 10/25/2035	11	7

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	2	2

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	1,800	1,403

WaMu Mortgage Pass-Through Certificates
1.162% due 12/25/2027	44	31
2.363% due 01/25/2047	73	27
3.955% due 09/25/2046	7	3
3.955% due 10/25/2046	17	7

Total Mortgage-Backed Securities (Cost $28,865)		26,080

ASSET-BACKED SECURITIES 5.9%

Access Group, Inc.
2.459% due 10/27/2025	2,073	1,907

Accredited Mortgage Loan Trust
0.642% due 04/25/2036	2	2

ACE Securities Corp.
0.582% due 10/25/2036	7	5
0.602% due 10/25/2036	2	2

American Express Credit Account Master Trust
1.056% due 02/15/2012	4	4
1.956% due 11/15/2016	4,700	4,143

Asset-Backed Funding Certificates
0.582% due 10/25/2036	1	1

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	1	1
0.797% due 09/25/2034	1	1

BA Credit Card Trust
0.596% due 11/17/2014	600	529

Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036	14	12
0.612% due 06/25/2047	48	38

See Accompanying Notes	Annual Report	March 31, 2009	89

Schedule of Investments  Small Cap StocksPLUS® TR Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

BNC Mortgage Loan Trust
0.622% due 05/25/2037	$61	$45

Chase Issuance Trust
0.546% due 07/15/2011	5,225	5,212
1.006% due 01/15/2012	200	197
1.306% due 08/17/2015	300	266
2.820% due 09/15/2015	3,800	3,482

Citigroup Mortgage Loan Trust, Inc.
0.582% due 07/25/2045	127	90
0.632% due 08/25/2036	63	56

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	24	22
0.572% due 03/25/2047	2	2
0.572% due 05/25/2047	14	13
0.582% due 03/25/2037	2	2
0.602% due 10/25/2047	94	83
0.612% due 06/25/2037	1,255	1,078
0.632% due 10/25/2046	2	2
0.702% due 09/25/2036	187	130

Credit-Based Asset Servicing & Securitization LLC
0.642% due 07/25/2037	59	46

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 10/25/2036	25	23
0.572% due 11/25/2036	9	8
0.582% due 06/25/2036	1	1

Ford Credit Auto Owner Trust
1.156% due 07/15/2010	48	47

Fremont Home Loan Trust
0.592% due 02/25/2037	1	1

GE-WMC Mortgage Securities LLC
0.562% due 08/25/2036	3	3

GSAMP Trust
0.592% due 09/25/2036	3	3
0.592% due 12/25/2036	45	33

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	13	12
0.815% due 01/20/2035	30	21

Honda Auto Receivables Owner Trust
3.770% due 09/20/2010	630	633

Indymac Residential Asset-Backed Trust
0.602% due 07/25/2037	38	33
0.652% due 04/25/2047	115	103

JPMorgan Mortgage Acquisition Corp.
0.572% due 07/25/2036	657	607
0.572% due 10/25/2036	76	67
0.572% due 05/25/2037	2,443	2,051
0.582% due 03/25/2047	55	42
0.602% due 03/25/2037	142	120

Lehman XS Trust
0.592% due 05/25/2046	2	2
0.602% due 11/25/2046	10	9
0.642% due 11/25/2036	1	1

Long Beach Mortgage Loan Trust
0.582% due 10/25/2036	5	5

MASTR Asset-Backed Securities Trust
0.602% due 05/25/2037	42	36

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	35	35

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	7	6
0.572% due 07/25/2036	22	15
0.572% due 09/25/2036	5	5
0.572% due 11/25/2036	26	24
0.582% due 05/25/2037	104	83

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	8	7

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037		$27	$24

Option One Mortgage Loan Trust
0.562% due 02/25/2037		3	3
0.582% due 07/25/2037		111	91

Park Place Securities, Inc.
0.834% due 10/25/2034		7	5

Popular ABS Mortgage Pass-Through Trust
0.612% due 01/25/2037		559	486

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036		4	4

Residential Asset Securities Corp.
0.592% due 11/25/2036		4	4
0.592% due 02/25/2037		38	33

Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037		13	13

Saxon Asset Securities Trust
0.582% due 10/25/2046		2	2

SBI HELOC Trust
0.692% due 08/25/2036		5	5

SLM Student Loan Trust
1.139% due 04/25/2014		44	44
1.159% due 10/25/2016		46	46
1.169% due 10/26/2015		9	9
1.659% due 10/25/2017		2,500	2,413
1.839% due 07/25/2013		184	183

Soundview Home Equity Loan Trust
0.582% due 11/25/2036		28	23
0.602% due 06/25/2037		55	41

South Carolina Student Loan Corp.
1.761% due 09/02/2014		146	145
1.811% due 03/01/2018		500	484
2.011% due 03/02/2020		700	652
2.261% due 09/03/2024		600	548

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		6	5

Structured Asset Securities Corp.
0.572% due 10/25/2036		8	7

Wells Fargo Home Equity Trust
0.622% due 03/25/2037		26	23

Total Asset-Backed Securities (Cost $27,977)			26,700

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
1.351% due 06/01/2009		100	100

Korea Development Bank
1.565% due 04/03/2010		100	97
4.625% due 09/16/2010		3,300	3,249

Mexico Government International Bond
5.950% due 03/19/2019		400	392

Total Sovereign Issues (Cost $3,896)			3,838

FOREIGN CURRENCY-DENOMINATED ISSUES 4.4%

Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	136

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	4,300	1,111

Countrywide Financial Corp.
2.288% due 11/23/2010	EUR	3,800	4,601

General Electric Capital Corp.
5.500% due 09/15/2067		300	165

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

KeyBank N.A.
2.214% due 11/05/2009	EUR	4,200	$5,164

KeyCorp
2.088% due 11/22/2010		2,900	3,388

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		4,000	3,646

Morgan Stanley
2.165% due 03/01/2013		1,700	1,731

Total Foreign Currency-Denominated Issues (Cost $22,372)			19,942

		SHARES
CONVERTIBLE PREFERRED STOCKS 2.1%

American International Group, Inc.
8.500% due 08/01/2011		2,300	12

Bank of America Corp.
7.250% due 12/31/2049		4,200	1,783

Wells Fargo & Co.
7.500% due 12/31/2049		15,900	7,616

Total Convertible Preferred Stocks (Cost $13,232)			9,411

PREFERRED STOCKS 0.0%

DG Funding Trust
2.717% due 12/31/2049		2	20

Total Preferred Stocks (Cost $21)			20

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS 1.2%

State Street Bank and Trust Co.
0.080% due 04/01/2009		$5,510	5,510

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $5,624. Repurchase proceeds are $5,510.)

U.S. TREASURY BILLS 0.6%
0.119% due 04/02/2009 - 06/11/2009 (b)(e)		2,780	2,780

Total Short-Term Instruments (Cost $8,290)			8,290

PURCHASED OPTIONS (i) 0.0%
(Cost $103)			112

Total Investments 153.5% (Cost $706,667)			$694,225

Written Options (j) (0.0%) (Premiums $667)			(133)

Other Assets and Liabilities (Net) (53.5%)			(241,871)

Net Assets 100.0%			$452,221

90	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Small Cap StocksPLUS® TR Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $2,780 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $93,575 at a weighted average interest rate of 1.922%. On March 31, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $38,991 and cash of $35,995 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	4	$54
90-Day Eurodollar December Futures	Long	12/2009	16	87
90-Day Eurodollar June Futures	Long	06/2009	290	1,665
90-Day Eurodollar June Futures	Long	06/2010	4	25
90-Day Eurodollar March Futures	Long	03/2010	13	77
90-Day Eurodollar September Futures	Long	09/2009	29	176
90-Day Eurodollar September Futures	Long	09/2010	4	26
E-mini Russell 2000 Index June Futures	Long	06/2009	8,523	26,945
S&P 500 Index June Futures	Short	06/2009	2	(20)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	59	186
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	37

				$29,258

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	5.000%	12/20/2013	21.481%	$900	$(334)	$(81)	$(253)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	1.340%	1,000	23	0	23
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	300	(136)	0	(136)
CIT Group, Inc.	MSC	5.650%	03/20/2013	12.341%	100	(17)	0	(17)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	100	(15)	0	(15)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	7.440%	1,800	(182)	0	(182)
General Electric Capital Corp.	BCLY	4.500%	12/20/2013	7.440%	2,300	(225)	0	(225)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	7.440%	1,700	(154)	0	(154)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	300	(31)	0	(31)
General Electric Capital Corp.	CITI	4.850%	12/20/2013	7.440%	900	(77)	0	(77)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	7.440%	900	(80)	0	(80)
General Motors Corp.	DUB	7.700%	03/20/2013	102.374%	100	(79)	0	(79)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	300	(246)	(53)	(193)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	1,000	(369)	(135)	(234)
SLM Corp.	CITI	5.600%	09/20/2009	42.889%	1,500	(225)	0	(225)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	1,900	(702)	(271)	(431)

						$(2,849)	$(540)	$(2,309)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$97	$0	$0	$0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	195	(2)	0	(2)

					$(2)	$0	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Annual Report	March 31, 2009	91

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	100	$2	$0	$2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	0	0	0
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(2)	0	(2)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	1	(1)	2
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	3	0	3
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS	AUD	700	19	2	17
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$3,000	83	(5)	88
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		1,300	33	2	31
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,100	55	40	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,200	60	38	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,100	55	25	30
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	300	2	2	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	104	(13)	117
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	100	1	(3)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		100	1	(2)	3
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		500	10	(2)	12
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	40	0	40
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	45	0	45
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		500	75	0	75

							$585	$83	$502

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	46,060	1-Month USD-LIBOR less 1.600%	$77,601	10/15/2009	MLP	$7,421

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$76.000	05/22/2009	59	$1	$1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	66.000	05/22/2009	56	0	1
Put - NYBEX Mini Russell 2000 Index June Futures	150.000	04/17/2009	1,500	41	15
Put - NYBEX Mini Russell 2000 Index June Futures	160.000	04/17/2009	500	11	5

				$53	$22

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$19
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	8	26
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	22
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	23

							$25	$90

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$80.000	05/05/2009	$12,000	$1	$0
Put - OTC Fannie Mae 5.500% due 06/01/2039	93.000	06/04/2009	120,000	14	0
Put - OTC Fannie Mae 6.000% due 05/01/2039	90.000	05/05/2009	4,000	0	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	92.000	06/04/2009	30,000	4	0
Put - OTC Freddie Mac 6.000% due 05/01/2039	90.000	05/05/2009	900	0	0
Put - OTC Ginnie Mae 5.000% due 05/01/2039	80.000	05/12/2009	900	0	0
Put - OTC U.S. Treasury Bond 8.750% due 08/15/2020	84.000	06/12/2009	47,900	6	0

				$25	$0

92	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	6	$4	$4
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	174	43	42
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	165	61	35
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	15	10	11
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	39	12	4

				$130	$96

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	1,500	$17	$1
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,000	11	0
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,500	16	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		1,500	17	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$4,500	35	7
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		4,000	16	2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		5,500	25	1
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		3,000	16	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		3,000	14	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	10	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		2,000	19	3
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		6,000	29	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		6,000	27	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	10	2
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,500	7	2
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	15	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		7,000	7	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		7,000	55	0
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		11,000	12	1
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		11,000	87	1
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,000	10	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	11	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		11,500	42	4

								$524	$37

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$2,000	$13	$0

Transactionsin written call and put options for the period ended March 31, 2009:
	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	22	$1,000	EUR	0	$37
Sales	884	105,300		8,000	1,015
Closing Buys	(507)	(10,300)		(2,500)	(385)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2009	399	$96,000	EUR	5,500	$667

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$900	$932	$932

See Accompanying Notes	Annual Report	March 31, 2009	93

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	11	04/2009	$0	$0	$0
Sell		BCLY	11	04/2009	0	0	0
Buy		HSBC	11	04/2009	0	0	0
Sell		HSBC	11	04/2009	0	0	0
Sell	BRL	HSBC	446	04/2009	7	0	7
Buy		JPM	594	04/2009	0	(8)	(8)
Sell		JPM	149	04/2009	2	0	2
Buy		BCLY	10	06/2009	0	0	0
Sell		BCLY	10	06/2009	0	0	0
Buy		HSBC	451	06/2009	0	(6)	(6)
Sell		HSBC	5	06/2009	0	0	0
Buy		JPM	149	06/2009	0	(2)	(2)
Sell		RBC	46	06/2009	5	0	5
Buy		RBS	26	06/2009	0	0	0
Sell		RBS	26	06/2009	0	0	0
Sell		UBS	265	06/2009	0	0	0
Buy	CAD	JPM	318	04/2009	0	(7)	(7)
Buy	CNY	BCLY	3,849	07/2009	0	(29)	(29)
Sell		BCLY	1,008	07/2009	0	(8)	(8)
Sell		CITI	5,564	07/2009	0	(18)	(18)
Buy		DUB	10,657	07/2009	0	(85)	(85)
Sell		DUB	4,438	07/2009	0	(16)	(16)
Buy		HSBC	3,642	07/2009	0	(25)	(25)
Sell		HSBC	5,082	07/2009	0	(17)	(17)
Buy		JPM	3,766	07/2009	0	(33)	(33)
Sell		JPM	5,821	07/2009	0	(23)	(23)
Buy		BCLY	1,799	09/2009	6	0	6
Sell		BCLY	554	09/2009	0	(2)	(2)
Buy		CITI	69	09/2009	0	0	0
Buy		DUB	138	09/2009	1	0	1
Buy		HSBC	139	09/2009	1	0	1
Sell		HSBC	638	09/2009	0	(3)	(3)
Sell		JPM	954	09/2009	0	(4)	(4)
Buy		BCLY	878	03/2010	0	(1)	(1)
Buy		HSBC	880	03/2010	0	(1)	(1)
Buy		JPM	5,363	03/2010	0	(6)	(6)
Buy	EUR	BCLY	749	04/2009	0	(20)	(20)
Sell		HSBC	15,003	04/2009	0	(986)	(986)
Sell	GBP	BCLY	746	04/2009	29	0	29
Sell		DUB	202	04/2009	3	0	3
Sell		MSC	338	04/2009	4	0	4
Buy	INR	BCLY	2,510	04/2009	0	(1)	(1)
Sell		BCLY	1,686	04/2009	0	(1)	(1)
Buy		BOA	1,525	04/2009	0	0	0
Buy		CITI	1,500	04/2009	0	0	0
Buy		DUB	1,008	04/2009	0	0	0
Sell		DUB	1,459	04/2009	0	(1)	(1)
Buy		HSBC	2,001	04/2009	0	(1)	(1)
Sell		JPM	5,398	04/2009	0	(3)	(3)
Buy	JPY	RBS	23,535	05/2009	0	(1)	(1)
Buy	KWD	HSBC	2	04/2009	0	(1)	(1)
Sell		HSBC	2	04/2009	0	0	0
Buy	MYR	BCLY	35	04/2009	0	(1)	(1)
Sell		BCLY	23	04/2009	0	0	0
Buy		CITI	35	04/2009	0	0	0
Buy		HSBC	71	04/2009	0	(1)	(1)
Sell		JPM	119	04/2009	0	0	0
Buy	PHP	CITI	967	05/2009	0	0	0
Sell		DUB	1,452	05/2009	0	(2)	(2)
Buy		JPM	485	05/2009	0	0	0
Buy	RUB	JPM	1,351	05/2009	0	(17)	(17)
Sell		UBS	1,351	05/2009	16	0	16
Buy	SAR	HSBC	11	04/2009	0	0	0
Sell		HSBC	11	04/2009	0	0	0
Buy		JPM	11	04/2009	0	0	0
Sell		JPM	11	04/2009	0	0	0
Sell	SGD	BCLY	39	04/2009	0	0	0
Buy		CITI	73	04/2009	0	(2)	(2)
Sell		CITI	30	04/2009	0	0	0
Buy		DUB	44	04/2009	0	(1)	(1)
Buy		HSBC	15	04/2009	0	0	0
Sell		HSBC	83	04/2009	0	0	0

94	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SGD	JPM	14	04/2009	$0	$0	$0
Buy		RBS	19	04/2009	0	(1)	(1)
Buy		UBS	15	04/2009	0	0	0
Buy		HSBC	29	07/2009	0	(1)	(1)
Sell		HSBC	29	07/2009	0	0	0

					$74	$(1,335)	$(1,261)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$9,664	$684,561	$0	$694,225
Short Sales, at value	0	(932)	0	(932)
Other Financial Instruments ++	29,258	4,353	(135)	33,476

Total	$38,922	$687,982	$(135)	$726,769

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$22	$(2)	$0	$0	$(10)	$(10)	$0
Other Financial Instruments ++	(41)	0	0	0	(92)	(2)	(135)

Total	$(19)	$(2)	$0	$0	$(102)	$(12)	$(135)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	95

Schedule of Investments  StocksPLUS® Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 10.5%

Short-Term Floating NAV Portfolio	2,500,116	$25,014

Total PIMCO Funds (Cost $25,013)		25,014

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

Sensata Technologies BV
2.934% due 04/27/2013	$2,450	1,058

Total Bank Loan Obligations (Cost $2,452)		1,058

CORPORATE BONDS & NOTES 38.9%

BANKING & FINANCE 24.2%

American Express Credit Corp.
0.677% due 12/02/2010 (e)	500	450

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	1,100	952

Bank of America Corp.
8.000% due 12/29/2049	6,000	2,406

Bank of America N.A.
1.600% due 06/15/2016	2,300	1,461

Bear Stearns Cos. LLC
1.262% due 10/22/2010 (e)	2,400	2,348
1.366% due 05/18/2010 (e)	4,800	4,729
1.448% due 08/15/2011 (e)	1,300	1,202

Capital One Financial Corp.
1.572% due 09/10/2009 (e)	1,800	1,744

CIT Group, Inc.
1.481% due 02/13/2012 (e)	500	307
12.000% due 12/18/2018 (e)	300	174

Citigroup, Inc.
6.125% due 11/21/2017 (e)	1,100	956

Comerica Bank
0.612% due 06/30/2010	4,100	3,699
1.341% due 05/10/2010 (e)	1,400	1,279

Deutsche Bank AG
1.538% due 02/17/2015	1,700	1,216

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	86
7.375% due 10/28/2009	600	538
7.875% due 06/15/2010	200	165

General Electric Capital Corp.
1.472% due 10/06/2010 (e)	500	458

HSBC Finance Corp.
1.691% due 06/01/2016	3,400	1,860

International Lease Finance Corp.
4.875% due 09/01/2010 (e)	500	365
4.950% due 02/01/2011 (e)	6,000	3,966
5.625% due 09/15/2010 (e)	300	222

JPMorgan Chase & Co.
1.281% due 05/07/2010	2,800	2,742

KeyCorp
0.621% due 05/26/2009 (e)	1,300	1,293

Lehman Brothers Holdings, Inc.
2.911% due 08/21/2009 (a)	1,500	188
2.951% due 05/25/2010 (a)	9,500	1,188
3.011% due 12/23/2010 (a)	2,500	312
3.052% due 11/10/2009 (a)	1,300	162

Marshall & Ilsley Corp.
5.626% due 08/17/2009 (e)	900	876

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010 (e)	$200	$188

Metropolitan Life Global Funding I
1.278% due 05/17/2010	3,700	3,494

Morgan Stanley
1.184% due 01/15/2010 (e)	1,400	1,347
1.392% due 01/18/2011	3,300	2,980

Residential Capital LLC
4.351% due 05/22/2009	2,300	2,035

Sun Life Financial Global Funding LP
1.619% due 07/06/2011 (e)	1,000	888

VTB Capital S.A.
2.870% due 11/02/2009	3,100	2,957

Wachovia Corp.
1.224% due 10/15/2011 (e)	5,700	5,057
1.514% due 10/28/2015 (e)	2,000	1,333

Wells Fargo & Co.
7.980% due 02/28/2049	300	141

		57,764

INDUSTRIALS 14.0%

BP AMI Leasing, Inc.
1.236% due 06/26/2009	3,900	3,901

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	616

Daimler Finance North America LLC
5.750% due 09/08/2011 (e)	1,400	1,324
7.300% due 01/15/2012	3,000	2,878

Home Depot, Inc.
1.445% due 12/16/2009 (e)	1,300	1,276

Hospira, Inc.
1.712% due 03/30/2010 (e)	2,400	2,239

International Business Machines Corp.
1.764% due 07/28/2011 (e)	4,000	3,944

Pemex Project Funding Master Trust
1.864% due 12/03/2012	3,600	3,051

Reynolds American, Inc.
2.020% due 06/15/2011	2,800	2,522

Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,800	2,801

Time Warner, Inc.
1.461% due 11/13/2009 (e)	3,900	3,828

UnitedHealth Group, Inc.
2.541% due 02/07/2011	5,200	5,008

		33,388

UTILITIES 0.7%

NiSource Finance Corp.
1.821% due 11/23/2009	600	572

Telecom Italia Capital S.A.
1.650% due 02/01/2011	1,300	1,128

		1,700

Total Corporate Bonds & Notes (Cost $116,922)		92,852

U.S. GOVERNMENT AGENCIES 90.4%

Fannie Mae
0.642% due 03/25/2034 (e)	1,089	971
0.922% due 05/25/2031 (e)	2,900	2,809
1.750% due 03/23/2011	33,700	33,940
3.022% due 07/01/2044 (e)	327	324

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.770% due 11/01/2035 (e)	$747	$764
4.007% due 04/01/2018 (e)	46	46
4.469% due 07/01/2028 (e)	37	37
4.483% due 11/01/2028 (e)	54	54
4.498% due 11/01/2028 (e)	60	60
4.507% due 04/01/2028 (e)	35	35
4.525% due 11/01/2027 (e)	40	40
4.731% due 04/01/2035 (e)	5,366	5,474
4.891% due 02/01/2027	5	5
4.997% due 12/01/2023	3	3
5.000% due 02/25/2017 - 04/01/2039	15,122	15,600
5.000% due 12/01/2019 - 06/01/2037 (f)	7,166	7,453
5.000% due 04/01/2020 - 04/01/2037 (e)	17,955	18,663
5.000% due 09/01/2020 (e)(f)	53	55
5.072% due 12/01/2033 (e)	1,108	1,137
5.121% due 12/01/2036 (e)	1,502	1,524
5.149% due 05/01/2022	4	4
5.294% due 09/01/2034 (e)	1,441	1,439
5.500% due 09/01/2033 - 11/01/2038 (e)	38,297	39,817
5.500% due 09/01/2033 - 04/01/2038 (f)	2,329	2,425
5.500% due 03/01/2036 - 04/01/2039	6,063	6,293
5.691% due 08/01/2029 (e)	29	29
6.000% due 01/01/2017 - 10/01/2038 (e)	29,662	31,032
6.000% due 06/01/2017 (f)	708	745
6.000% due 10/01/2033 - 05/01/2039	20,005	20,846
7.000% due 02/01/2015 - 03/01/2015 (e)	784	819
7.500% due 09/01/2015 - 05/01/2016 (e)	591	622
8.000% due 03/01/2030 - 07/01/2031	44	48
8.000% due 05/01/2030 (e)	36	39
8.000% due 04/01/2031 (f)	57	62

Freddie Mac
0.906% due 12/15/2030 (e)	983	972
0.956% due 06/15/2018 (e)	363	357
3.023% due 02/25/2045 (e)	1,607	1,381
4.501% due 12/01/2022 (e)	34	35
4.697% due 06/01/2035 (e)	3,873	3,911
4.742% due 07/01/2019 (e)	433	443
4.881% due 06/01/2022	15	15
5.000% due 07/15/2024 (e)	2,048	2,086
5.500% due 08/15/2030	17	17
5.500% due 10/01/2038 (e)	2,785	2,894
6.000% due 03/01/2016 - 01/01/2029	61	64
6.000% due 03/01/2016 - 08/01/2038 (e)	4,763	5,003
6.000% due 07/01/2033 - 10/01/2033 (f)	245	257
6.500% due 10/25/2043	1,979	2,073
8.500% due 04/01/2025 - 06/01/2025	23	26

Ginnie Mae
0.945% due 09/20/2030	3	3
4.125% due 12/20/2022 - 12/20/2027 (e)	350	352
4.625% due 07/20/2018 - 07/20/2027 (e)	1,594	1,606
4.625% due 08/20/2024 - 08/20/2026	20	20
5.375% due 02/20/2026 - 01/20/2028 (e)	718	732
5.375% due 06/20/2027 - 02/20/2028	35	36

96	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 04/20/2030 (f)	$161	$175

Total U.S. Government Agencies (Cost $211,648)		215,672

MORTGAGE-BACKED SECURITIES 12.2%

Bank Mart
4.567% due 03/01/2019 (j)	518	414

Bear Stearns Adjustable Rate Mortgage Trust
5.031% due 04/25/2033	539	456
5.108% due 11/25/2034	2,254	2,161
5.206% due 01/25/2034	1,494	1,013
5.320% due 02/25/2033	88	77
5.583% due 01/25/2034	82	72

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	533	264

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	1,752	1,109
5.733% due 12/26/2046	989	570

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	21	17

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	1,350	1,037

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	1,489	485
6.000% due 10/25/2033	968	935

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	381	289
4.510% due 06/25/2032	34	24
5.329% due 06/25/2032	10	8

Fund America Investors Corp. II
4.572% due 06/25/2023	11	10

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	1,281	1,027
0.792% due 11/25/2045	606	277

GSR Mortgage Loan Trust
0.872% due 01/25/2034	291	222

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	3,660	1,302

Impac CMB Trust
1.282% due 10/25/2033	66	45
1.522% due 07/25/2033	1,337	972

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	544	372

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	785	724

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	198	147

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	718	398

Morgan Stanley Capital I
0.617% due 10/15/2020	538	397

Prime Mortgage Trust
0.922% due 02/25/2019	99	95
0.922% due 02/25/2034	587	476

Resecuritization Mortgage Trust
0.771% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	432	391

Salomon Brothers Mortgage Securities VII, Inc.
5.107% due 12/25/2030	545	491

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	828	318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.806% due 07/19/2035	$1,504	$983
9.435% due 06/25/2029	667	724

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	2,398	1,656
0.646% due 09/15/2021	5,120	3,532

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	840	348
0.812% due 10/25/2045	469	193
2.633% due 02/25/2046	4,394	1,640
2.833% due 11/25/2042	196	120
3.033% due 06/25/2042	719	542
3.705% due 02/27/2034	1,749	1,398

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	1,992	1,364

Total Mortgage-Backed Securities (Cost $44,998)		29,096

ASSET-BACKED SECURITIES 8.6%

AFC Home Equity Loan Trust
1.072% due 06/25/2028	342	145

Bear Stearns Asset-Backed Securities Trust
0.612% due 06/25/2047	672	534

Chase Funding Mortgage Loan Asset-Backed Certificates
1.262% due 10/25/2032	229	192

Chase Issuance Trust
2.820% due 09/15/2015	5,200	4,764

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037	5,964	4,753
0.582% due 07/25/2045	6,598	4,689

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	290	138

First NLC Trust
0.592% due 08/25/2037	3,297	2,081

HFC Home Equity Loan Asset-Backed Certificates
0.815% due 01/20/2035	1,615	1,118

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	428	249

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	141	130
0.582% due 03/25/2047	1,319	1,007

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	50	20

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	305	279

Saxon Asset Securities Trust
0.582% due 10/25/2046	177	170

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	149	145

Total Asset-Backed Securities (Cost $26,744)		20,414

SOVEREIGN ISSUES 6.0%

Export-Import Bank of Korea
1.351% due 06/01/2009	2,400	2,396
1.478% due 11/16/2010	5,900	5,826
8.125% due 01/21/2014	3,100	3,209

Hydro Quebec
1.875% due 09/29/2049	1,200	876

Korea Development Bank
1.531% due 11/22/2012	2,200	1,994

Total Sovereign Issues (Cost $14,622)		14,301

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%

American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	$472

ASB Finance Ltd.
2.025% due 02/13/2012	EUR	2,400	2,904

SLM Corp.
1.850% due 12/15/2010		2,500	2,063

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	951

Wachovia Corp.
2.125% due 02/13/2014	EUR	700	750

Total Foreign Currency-Denominated Issues (Cost $7,825)			7,140

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.0%

American International Group, Inc.
8.500% due 08/01/2011		109,100	589

Wells Fargo & Co.
7.500% due 12/31/2049		3,500	1,676

Total Convertible Preferred Stocks (Cost $3,275)			2,265

PREFERRED STOCKS 3.8%

DG Funding Trust
2.717% due 12/31/2049		913	9,144

Total Preferred Stocks (Cost $9,564)			9,144

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.9%

REPURCHASE AGREEMENTS 0.7%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		$1,737	1,737

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $1,774. Repurchase proceeds are $1,737.)

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (d)		1,140	1,140

U.S. TREASURY BILLS 11.7%
0.112% due 04/02/2009 - 06/11/2009 (b)(d)		27,840	27,837

Total Short-Term Instruments (Cost $30,715)			30,714

PURCHASED OPTIONS (h) 0.4%
(Cost $217)			898

Total Investments 188.1% (Cost $493,995)			$448,568

Written Options (i) (0.0%) (Premiums $96)			(35)

Other Assets and Liabilities (Net) (88.1%)			(210,062)

Net Assets 100.0%			$238,471

See Accompanying Notes	Annual Report	March 31, 2009	97

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The StocksPLUS® Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $25,857 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $140,797 at a weighted average interest rate of 2.070%. On March 31, 2009, securities valued at $172,012 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $11,128 and cash of $9,365 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	62	$340
90-Day Eurodollar June Futures	Long	06/2009	203	1,095
90-Day Eurodollar March Futures	Long	03/2010	40	234
90-Day Eurodollar September Futures	Long	09/2009	99	584
E-mini S&P 500 Index June Futures	Long	06/2009	1,386	4,633
S&P 500 Index June Futures	Short	06/2009	50	(512)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	89
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	219	2,000
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	239

				$8,702

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	$1,400	$24	$0	$24

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	1.950%	03/20/2013	6.636%	$1,600	$(229)	$0	$(229)
American Express Co.	CITI	4.250%	12/20/2013	6.375%	800	(59)	0	(59)
American Express Co.	DUB	2.060%	03/20/2013	6.636%	800	(112)	0	(112)
American International Group, Inc.	BOA	0.910%	12/20/2012	23.398%	600	(265)	0	(265)
American International Group, Inc.	BOA	0.930%	12/20/2012	23.398%	1,000	(441)	0	(441)
American International Group, Inc.	RBS	0.780%	12/20/2012	23.398%	600	(266)	0	(266)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.844%	600	(58)	0	(58)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	3.844%	1,500	(153)	0	(153)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	3.844%	1,800	(179)	0	(179)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	3.844%	1,500	(152)	0	(152)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	1,300	(57)	0	(57)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	1,100	(215)	(275)	60
CIT Group, Inc.	JPM	5.750%	03/20/2013	12.341%	1,500	(252)	0	(252)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	1,600	(51)	(63)	12
General Electric Capital Corp.	BNP	0.770%	03/20/2013	7.751%	1,400	(290)	0	(290)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	7.440%	2,800	(264)	0	(264)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	600	(55)	0	(55)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	700	(80)	0	(80)
General Electric Capital Corp.	CITI	4.200%	12/20/2013	7.440%	1,300	(140)	0	(140)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	800	(83)	0	(83)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	7.440%	900	(96)	0	(96)
General Electric Capital Corp.	MSC	0.750%	03/20/2013	7.751%	2,300	(477)	0	(477)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	1,800	(1,465)	0	(1,465)
General Motors Corp.	DUB	5.000%	09/20/2009	164.218%	3,800	(1,975)	0	(1,975)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	1,400	(1,139)	0	(1,139)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	1,000	(814)	0	(814)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,000	(115)	0	(115)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	1,400	(163)	0	(163)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	1,000	(10)	0	(10)
MBIA, Inc.	BOA	2.800%	12/20/2012	34.161%	600	(318)	0	(318)
MBIA, Inc.	DUB	3.400%	12/20/2012	54.559%	600	(391)	0	(391)
MetLife, Inc.	JPM	1.700%	03/20/2013	8.943%	1,000	(208)	0	(208)
Mexico Government International Bond	BCLY	0.390%	01/20/2012	3.586%	5,000	(414)	0	(414)
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	1,000	13	0	13
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	3.650%	1,400	(186)	0	(186)

98	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	10.746%	$1,500	$(364)	$0	$(364)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	10.746%	900	(217)	0	(217)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	10.746%	2,500	(596)	0	(596)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	10.746%	1,600	(364)	0	(364)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	10.746%	600	(144)	0	(144)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	10.746%	600	(137)	0	(137)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	1,400	(557)	0	(557)
SLM Corp.	BOA	5.025%	03/20/2013	27.118%	1,300	(475)	0	(475)
SLM Corp.	JPM	4.550%	03/20/2010	42.889%	600	(161)	0	(161)
SLM Corp.	JPM	4.930%	03/20/2013	27.118%	1,500	(550)	0	(550)
SLM Corp.	MLP	4.600%	03/20/2010	42.889%	800	(215)	0	(215)
Wachovia Corp.	RBS	1.700%	03/20/2013	3.028%	500	(23)	0	(23)

						$(14,962)	$(338)	$(14,624)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,877	$(602)	$0	$(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,170	(143)	0	(143)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,889	2	0	2
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	(2)	0	(2)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	(5)	0	(5)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(756)	$0	$(756)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$107	$0	$107
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,200	25	1	24
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		700	15	0	15
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	6	0	6
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	(5)	0	(5)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	0	0	0
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	26	3	23
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	26	2	24
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(16)	(33)	17
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	10	1	9
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$33,900	1,114	(333)	1,447
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		58,700	1,929	(174)	2,103
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,500	56	(128)	184
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		3,200	119	(60)	179
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		600	22	(7)	29
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	19,700	238	(377)	615
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	82	(17)	99
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		100	13	0	13
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$5,900	(977)	(829)	(148)

							$2,842	$(1,951)	$4,793

See Accompanying Notes	Annual Report	March 31, 2009	99

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	S&P 500 Index	44,836	3-Month USD-LIBOR less 0.300%	$57,971	09/30/2009	MLP	$0
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less 0.070%	139,681	01/29/2010	MLP	(8,038)

							$(8,038)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,300	$14	$49
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	11
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	45
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	572
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	98
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	28	123

							$217	$898

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	10	$4	$1
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	113	35	25

				$39	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$1,000	$7	$1
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	7	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	8	1

							$57	$9

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$79,600	$2,119
Sales	7,940	15,300	4,126
Closing Buys	(3,784)	(84,400)	(4,353)
Expirations	(3,254)	0	(1,391)
Exercised	(779)	0	(405)

Balance at 03/31/2009	123	$10,500	$96

(j)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$519	$414	0.07%

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$10,000	$10,266	$10,380

100	PIMCO Funds	See Accompanying Notes

March 31, 2009

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	349	04/2009	$0	$(2)	$(2)
Sell		BCLY	349	04/2009	0	(1)	(1)
Buy		HSBC	350	04/2009	0	(2)	(2)
Sell		HSBC	350	04/2009	0	(1)	(1)
Sell	BRL	HSBC	194	04/2009	3	0	3
Buy		JPM	259	04/2009	0	(3)	(3)
Sell		JPM	65	04/2009	1	0	1
Sell		BCLY	48	06/2009	0	0	0
Buy		HSBC	194	06/2009	0	(3)	(3)
Sell		HSBC	24	06/2009	0	0	0
Buy		JPM	65	06/2009	0	(1)	(1)
Buy		RBS	99	06/2009	1	0	1
Sell		RBS	99	06/2009	0	(1)	(1)
Buy		UBS	249	06/2009	0	0	0
Buy	CAD	JPM	139	04/2009	0	(3)	(3)
Buy	CNY	BCLY	4,705	07/2009	0	(37)	(37)
Sell		BCLY	26,255	07/2009	0	(47)	(47)
Sell		CITI	80	07/2009	0	(1)	(1)
Buy		DUB	14,422	07/2009	0	(115)	(115)
Sell		DUB	79	07/2009	0	(1)	(1)
Buy		HSBC	15,688	07/2009	32	(36)	(4)
Sell		HSBC	1,140	07/2009	0	(4)	(4)
Buy		JPM	2,711	07/2009	0	(24)	(24)
Sell		JPM	9,973	07/2009	0	(33)	(33)
Buy		BCLY	1,917	09/2009	4	0	4
Sell		BCLY	5,860	09/2009	0	(21)	(21)
Buy		CITI	1,249	09/2009	3	0	3
Sell		CITI	6,009	09/2009	0	(21)	(21)
Buy		DUB	5,543	09/2009	13	0	13
Buy		HSBC	2,496	09/2009	6	0	6
Sell		HSBC	147	09/2009	0	(1)	(1)
Buy		JPM	1,035	09/2009	2	0	2
Sell		JPM	224	09/2009	0	(1)	(1)
Buy		BCLY	382	03/2010	0	0	0
Buy		HSBC	382	03/2010	0	0	0
Buy		JPM	2,333	03/2010	0	(2)	(2)
Buy	EUR	BCLY	1,545	04/2009	0	(41)	(41)
Sell		HSBC	7,405	04/2009	0	(487)	(487)
Buy	GBP	BCLY	120	04/2009	0	(2)	(2)
Buy		CITI	369	04/2009	0	(14)	(14)
Buy		DUB	406	04/2009	0	(8)	(8)
Sell		DUB	1,279	04/2009	19	0	19
Buy		GSC	203	04/2009	0	(4)	(4)
Buy		MSC	403	04/2009	0	(14)	(14)
Sell		MSC	2,140	04/2009	25	0	25
Buy		UBS	364	04/2009	0	(15)	(15)
Buy	INR	BCLY	23,188	04/2009	0	(8)	(8)
Sell		BCLY	5,374	04/2009	0	(4)	(4)
Buy		BOA	15,246	04/2009	0	0	0
Buy		CITI	13,000	04/2009	0	(4)	(4)
Buy		DUB	13,104	04/2009	0	(2)	(2)
Sell		DUB	4,699	04/2009	0	(3)	(3)
Buy		HSBC	19,006	04/2009	0	(5)	(5)
Sell		JPM	73,471	04/2009	20	(11)	9
Sell	JPY	BNP	50,425	05/2009	9	0	9
Buy		RBS	10,212	05/2009	0	0	0
Sell		MSC	50,425	06/2009	8	0	8
Buy	KWD	HSBC	53	04/2009	0	(21)	(21)
Sell		HSBC	53	04/2009	5	0	5
Buy	MYR	BCLY	595	04/2009	0	(7)	(7)
Sell		BCLY	976	04/2009	0	(1)	(1)
Buy		BOA	491	04/2009	0	(5)	(5)
Buy		CITI	984	04/2009	0	(10)	(10)
Sell		CITI	477	04/2009	0	(1)	(1)
Buy		HSBC	1,141	04/2009	0	(7)	(7)
Sell		JPM	1,758	04/2009	0	(4)	(4)
Buy	NZD	JPM	9,740	04/2009	9	0	9
Buy	PHP	BCLY	1,502	05/2009	0	0	0
Buy		CITI	36,750	05/2009	2	(4)	(2)
Sell		DUB	49,406	05/2009	0	(78)	(78)
Buy		JPM	11,155	05/2009	0	0	0
Buy	RUB	JPM	38,409	05/2009	0	(484)	(484)

See Accompanying Notes	Annual Report	March 31, 2009	101

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	RUB	UBS	38,409	05/2009	$462	$0	$462
Buy	SAR	HSBC	359	04/2009	0	(1)	(1)
Sell		HSBC	359	04/2009	0	(1)	(1)
Buy		JPM	358	04/2009	0	(1)	(1)
Sell		JPM	358	04/2009	0	(1)	(1)
Sell	SGD	BCLY	307	04/2009	1	0	1
Buy		CITI	1,708	04/2009	0	(47)	(47)
Sell		CITI	300	04/2009	1	0	1
Buy		DUB	1,251	04/2009	0	(28)	(28)
Buy		HSBC	995	04/2009	1	(20)	(19)
Sell		HSBC	4,148	04/2009	57	0	57
Sell		JPM	161	04/2009	0	0	0
Buy		RBS	547	04/2009	0	(13)	(13)
Buy		UBS	414	04/2009	0	(8)	(8)
Buy		HSBC	492	07/2009	0	(17)	(17)
Sell		HSBC	492	07/2009	0	0	0

					$684	$(1,742)	$(1,058)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$27,279	$419,924	$1,365	$448,568
Short Sales, at value	0	(10,380)	0	(10,380)
Other Financial Instruments ++	8,702	(19,869)	175	(10,992)

Total	$35,981	$389,675	$1,540	$427,196

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$5,181	$(3,858)	$91	$0	$(49)	$0	$1,365
Other Financial Instruments ++	(860)	0	0	0	321	714	175

Total	$4,321	$(3,858)	$91	$0	$272	$714	$1,540

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

102	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 11.4%

Short-Term Floating NAV Portfolio	1,489,873	$14,906

Total PIMCO Funds (Cost $14,905)		14,906

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 1.1%

Daimler Finance North America LLC
4.560% due 08/03/2012	$1,970	1,062

Fresenius Medical Care Capital Trust
2.535% due 03/22/2013	12	11
2.607% due 03/31/2013	57	53
2.674% due 03/22/2013	58	54
2.841% due 03/22/2013	23	21
2.842% due 03/31/2013	214	199

Total Bank Loan Obligations (Cost $2,259)		1,400

CORPORATE BONDS & NOTES 38.7%

BANKING & FINANCE 26.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	291

American Express Bank FSB
5.500% due 04/16/2013	500	432
6.000% due 09/13/2017	1,000	844

American Express Centurion Bank
5.550% due 10/17/2012	400	356
6.000% due 09/13/2017	1,000	844

American Express Credit Corp.
5.875% due 05/02/2013	300	264

American General Finance Corp.
6.900% due 12/15/2017	900	316

American International Group, Inc.
5.050% due 10/01/2015	100	44
5.850% due 01/16/2018	2,300	902

Bank of America Corp.
1.568% due 08/15/2016	100	64

Barclays Bank PLC
5.450% due 09/12/2012	6,000	6,081
6.050% due 12/04/2017	600	473

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,600	1,561

BNP Paribas
5.186% due 06/29/2049	1,200	493

Calabash Re Ltd.
9.720% due 01/08/2010	700	676
12.220% due 01/08/2010	800	783

Citigroup Capital XXI
8.300% due 12/21/2057	3,200	1,544

Citigroup, Inc.
5.500% due 04/11/2013	1,200	1,056
6.000% due 08/15/2017	1,900	1,643
6.125% due 08/25/2036	1,200	647

Deutsche Bank AG
1.538% due 02/17/2015	800	572

DnB NOR Bank ASA
1.330% due 10/13/2009	600	593

Export-Import Bank of China
4.875% due 07/21/2015	100	103

General Electric Capital Corp.
1.602% due 10/06/2015	500	338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 01/14/2038	$500	$359

GMAC LLC
6.000% due 12/15/2011	100	56
6.875% due 08/28/2012	900	497

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	400	366
6.250% due 09/01/2017	1,200	1,114
6.750% due 10/01/2037 (f)	3,300	2,240

HSBC Finance Corp.
1.411% due 03/12/2010	1,000	886

JPMorgan Chase & Co.
6.000% due 01/15/2018	400	405

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,221

JPMorgan Chase Capital XX
6.550% due 09/29/2036	100	64

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	1,800	238

Merrill Lynch & Co., Inc.
1.501% due 06/05/2012	700	544
6.050% due 08/15/2012	1,200	1,031
6.875% due 04/25/2018	1,000	784

MetLife, Inc.
6.400% due 12/15/2036	300	126

Morgan Stanley
3.338% due 05/14/2010	700	682

National Australia Bank Ltd.
5.350% due 06/12/2013	400	388

Petroleum Export Ltd.
5.265% due 06/15/2011	57	48

Principal Life Income Funding Trusts
5.550% due 04/27/2015	500	474

Resona Bank Ltd.
5.850% due 09/29/2049	200	102

State Street Capital Trust IV
2.320% due 06/15/2037	100	39

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	698

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	84

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	100	87

UBS AG
5.750% due 04/25/2018	200	168
5.875% due 12/20/2017	400	345

USB Capital IX
6.189% due 04/15/2049	100	39

		34,005

INDUSTRIALS 10.7%

Anadarko Petroleum Corp.
1.720% due 09/15/2009	800	797

AstraZeneca PLC
5.900% due 09/15/2017	300	318
6.450% due 09/15/2037	200	209

CODELCO, Inc.
6.150% due 10/24/2036	100	93

International Business Machines Corp.
5.700% due 09/14/2017	5,800	6,022

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,186

Kraft Foods, Inc.
6.125% due 02/01/2018	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Peabody Energy Corp.
7.875% due 11/01/2026	$100	$90

Philip Morris International, Inc.
6.375% due 05/16/2038	200	195

President and Fellows of Harvard College
6.000% due 01/15/2019	400	431
6.500% due 01/15/2039	1,900	2,130

Rohm & Haas Co.
6.000% due 09/15/2017	400	333

Time Warner, Inc.
1.461% due 11/13/2009	600	589

Union Pacific Corp.
5.700% due 08/15/2018	800	763

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	293

		13,951

UTILITIES 1.9%

Enel Finance International S.A.
6.800% due 09/15/2037	2,200	1,815

Qwest Corp.
7.625% due 06/15/2015	500	453

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	230

		2,498

Total Corporate Bonds & Notes (Cost $59,036)		50,454

MUNICIPAL BONDS & NOTES 5.9%

CALIFORNIA 3.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	1,770

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	700	671

Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,425	1,328

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	290	182

		3,951

ILLINOIS 1.3%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	699

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	900	921

		1,620

MASSACHUSETTS 0.5%

Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	600	706

NEW YORK 0.5%

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	700	696

See Accompanying Notes	Annual Report	March 31, 2009	103

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 0.3%

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	$400	$382

WEST VIRGINIA 0.3%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	590	318

Total Municipal Bonds & Notes (Cost $8,699)		7,673

U.S. GOVERNMENT AGENCIES 112.4%

Fannie Mae
0.582% due 12/25/2036	270	241
0.872% due 03/25/2044	634	597
3.022% due 07/01/2044 (g)	102	101
4.020% due 08/01/2033 (g)	76	77
4.345% due 09/01/2033 (f)	671	687
4.405% due 05/01/2036	12	12
4.654% due 05/25/2035	80	82
4.889% due 06/01/2033 (f)	231	236
5.000% due 11/01/2017 - 09/01/2035	864	899
5.000% due 04/01/2019 - 06/01/2037 (f)	21,174	21,966
5.000% due 10/01/2023 - 07/01/2035 (g)	964	1,001
5.121% due 12/01/2036 (g)	52	53
5.271% due 01/01/2036 (f)	286	294
5.294% due 09/01/2034 (g)	58	58
5.500% due 01/01/2021 - 03/01/2036 (f)	45,949	47,840
5.500% due 11/01/2022 - 05/01/2039	1,062	1,100
6.000% due 02/01/2036 - 10/01/2038 (f)	10,140	10,608
6.000% due 04/01/2039 - 05/01/2039	48,000	50,101
6.500% due 10/01/2035 - 05/01/2038 (f)	2,517	2,654
6.500% due 04/01/2039	6,000	6,318
7.000% due 09/01/2013	6	6

Freddie Mac
2.820% due 03/01/2034 (f)	317	315
3.023% due 02/25/2045	55	48
4.669% due 02/01/2024	19	19
5.500% due 08/15/2030	2	2
8.000% due 01/01/2017	19	21

Ginnie Mae
5.375% due 03/20/2027	3	3
6.000% due 05/15/2033 - 04/15/2034	35	37
8.000% due 02/15/2030	2	2

Small Business Administration
5.520% due 06/01/2024	1,094	1,193

Total U.S. Government Agencies (Cost $142,630)		146,571

U.S. TREASURY OBLIGATIONS 7.1%

Treasury Inflation Protected Securities (c)
2.000% due 04/15/2012	4,373	4,508
2.000% due 07/15/2014	898	930
3.000% due 07/15/2012	2,344	2,500

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	1,300	1,289

Total U.S. Treasury Obligations (Cost $9,014)		9,227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 9.7%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	$235	$131

Banc of America Commercial Mortgage, Inc.
5.740% due 05/10/2045	400	298

Banc of America Funding Corp.
4.110% due 05/25/2035	420	302
6.106% due 01/20/2047	469	221

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	34	33

Bear Stearns Adjustable Rate Mortgage Trust
5.031% due 04/25/2033	5	4
5.206% due 01/25/2034	104	71
5.583% due 01/25/2034	5	5

Bear Stearns Alt-A Trust
5.364% due 05/25/2035	899	485
5.491% due 09/25/2035	194	96

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	141	106

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	140

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	470	153
6.000% due 10/25/2033	88	85

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	1,037	733
5.250% due 02/20/2036	127	74

CS First Boston Mortgage Securities Corp.
4.462% due 05/25/2032	1	1

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	324	230

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	427	342
0.602% due 01/25/2047	522	447

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	75
5.444% due 03/10/2039	100	72

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	200	137

GSR Mortgage Loan Trust
4.465% due 06/25/2034	304	238
5.242% due 11/25/2035	633	407
6.000% due 03/25/2032	1	1

Impac CMB Trust
1.522% due 07/25/2033	61	45

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	883
5.882% due 02/15/2051	100	71

LB-UBS Commercial Mortgage Trust
5.858% due 07/15/2040	700	484

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	115

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	209	116
4.910% due 12/25/2032	14	11

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	164	110
4.848% due 01/25/2029	92	64

Prime Mortgage Trust
0.922% due 02/25/2019	11	11
0.922% due 02/25/2034	82	66

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	327	310

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
5.528% due 08/25/2035	$207	$109

Structured Asset Mortgage Investments, Inc.
0.806% due 07/19/2035	467	305

Structured Asset Securities Corp.
4.863% due 10/25/2035	341	202

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	409	352

Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	63

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	100	41
1.162% due 12/25/2027	1,015	720
2.633% due 02/25/2046	345	129
2.833% due 11/25/2042	64	39
3.033% due 08/25/2042	43	29
3.705% due 02/27/2034	58	46

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	719	493
4.950% due 03/25/2036	552	349
4.992% due 10/25/2035	3,517	2,668

Total Mortgage-Backed Securities (Cost $18,205)		12,718

ASSET-BACKED SECURITIES 7.3%

Access Group, Inc.
2.459% due 10/27/2025	1,481	1,362

ACE Securities Corp.
0.572% due 12/25/2036	107	94

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	18	7

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	29	28

Bear Stearns Asset-Backed Securities Trust
0.602% due 10/25/2036	138	119

Chase Issuance Trust
2.820% due 09/15/2015	2,200	2,016

Countrywide Asset-Backed Certificates
0.572% due 05/25/2047	181	164
0.602% due 06/25/2037	273	243
1.002% due 12/25/2031	71	37

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	14	7

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	410	365
0.572% due 12/25/2036	67	66
0.592% due 12/25/2037	928	851

Fremont Home Loan Trust
0.572% due 10/25/2036	814	739
0.582% due 01/25/2037	250	213

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	116	112

JPMorgan Mortgage Acquisition Corp.
0.572% due 07/25/2036	319	294

Lehman XS Trust
0.592% due 05/25/2046	24	24

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	539	496
0.802% due 10/25/2034	12	5

MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	205	189

Merrill Lynch Mortgage Investors, Inc.
0.592% due 08/25/2036	306	289

104	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
0.572% due 10/25/2036		$80	$70

Nationstar Home Equity Loan Trust
0.642% due 04/25/2037		1,168	1,044

Residential Asset Mortgage Products, Inc.
0.622% due 08/25/2046		770	719

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		46	45

Total Asset-Backed Securities (Cost $10,550)			9,598

SOVEREIGN ISSUES 0.1%

China Development Bank Corp.
5.000% due 10/15/2015		100	104

Mexico Government International Bond
5.950% due 03/19/2019		100	98

Total Sovereign Issues (Cost $199)			202

FOREIGN CURRENCY-DENOMINATED ISSUES 1.8%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	119

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	2,000	1,103

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
2.201% due 08/01/2011	EUR	1,000	$1,194

Total Foreign Currency-Denominated Issues (Cost $4,013)			2,416

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		21,600	117

Total Convertible Preferred Stocks (Cost $1,620)			117

PREFERRED STOCKS 1.7%

DG Funding Trust
2.717% due 12/31/2049		217	2,173

Total Preferred Stocks (Cost $2,294)			2,173

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.1%

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.320% due 04/20/2009		$100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.9%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,190	$1,190

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $1,214. Repurchase proceeds are $1,190.)

U.S. TREASURY BILLS 9.1%
0.149% due 04/02/2009 - 06/11/2009 (b)(e)	11,840	11,839

Total Short-Term Instruments (Cost $13,129)		13,129

PURCHASED OPTIONS (i) 2.6%
(Cost $914)		3,380

Total Investments 210.0% (Cost $287,467)		$273,964

Written Options (j) (0.0%) (Premiums $57)		(22)

Other Assets and Liabilities (Net) (110.0%)		(143,507)

Net Assets 100.0%		$130,435

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The StockPLUS® Total Return Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $8,679 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $178,312 at a weighted average interest rate of 2.268%. On March 31, 2009, securities valued at $88,337 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,067 and cash of $6,581 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	8	$109
90-Day Eurodollar December Futures	Long	12/2009	40	248
90-Day Eurodollar June Futures	Long	06/2009	155	883
90-Day Eurodollar June Futures	Long	06/2010	2	12
90-Day Eurodollar March Futures	Long	03/2010	37	235
90-Day Eurodollar September Futures	Long	09/2009	50	321
90-Day Eurodollar September Futures	Long	09/2010	2	13
E-mini S&P 500 Index June Futures	Long	06/2009	96	218
S&P 500 Index June Futures	Long	06/2009	273	5,547
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	32
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	55	501

				$8,119

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	$1,000	$21	$0	$21
CIT Group, Inc.	RBS	5.170%	03/20/2013	12.341%	400	(73)	0	(73)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	700	(102)	0	(102)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	700	(144)	0	(144)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	7.751%	1,400	(252)	0	(252)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	2,700	(2,212)	(479)	(1,733)

See Accompanying Notes	Annual Report	March 31, 2009	105

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	$400	$(313)	$0	$(313)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	400	(312)	0	(312)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	200	(163)	0	(163)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	500	(157)	0	(157)
JSC Gazprom	BCLY	1.600%	12/20/2012	7.619%	1,200	(210)	0	(210)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	100	(8)	0	(8)

						$(3,925)	$(479)	$(3,446)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,361	$1	$0	$1
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	389	(5)	0	(5)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	681	(9)	0	(9)

					$(13)	$0	$(13)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$51	$0	$51
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		400	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	(2)	0	(2)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	5	(1)	6
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	5	(1)	6
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	22	2	20
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	10	1	9
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(22)	(45)	23
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	19	0	19
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	23	(10)	33
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	3	0	3
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	10	1	9
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	500	16	(2)	18
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		14,600	401	47	354
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	75	(7)	82
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,700	102	(9)	111
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	18	1	17
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		600	30	22	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		1,200	59	45	14
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,200	60	38	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		900	45	20	25
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		1,200	(327)	15	(342)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		300	(82)	(3)	(79)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	26	(60)	86

106	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		$900	$(311)	$32	$(343)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,000	(345)	16	(361)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		1,000	(345)	(139)	(206)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	2,600	19	22	(3)
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		800	57	6	51
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	46	(6)	52
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	1,700	20	(52)	72
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		300	4	(7)	11
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		3,400	41	(78)	119
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		7,400	151	(26)	177
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		2,100	43	(6)	49
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		800	41	(8)	49
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		900	119	(2)	121
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	13	1	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		100	13	0	13
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100	15	0	15
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		300	45	0	45
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$700	(116)	(103)	(13)

							$150	$(291)	$441

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR less 0.070%	$74,074	01/29/2010	MLP	$(4,263)

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$85.000	05/22/2009	132	$1	$1
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	416	8	6

				$9	$7

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$11,800	$126	$444
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,200	87	309
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,200	36	121
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,500	184	734
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	191
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	27,900	297	1,051
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,500	122	523

							$896	$3,373

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 04/01/2039	$107.000	04/06/2009	$6,300	$1	$0
Put - OTC Fannie Mae 5.500% due 04/01/2039	81.000	04/06/2009	17,500	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	93.000	06/04/2009	47,000	5	0
Put - OTC Fannie Mae 6.500% due 04/01/2039	87.000	04/06/2009	4,800	1	0
Put - OTC Fannie Mae 6.500% due 06/01/2039	96.000	06/04/2009	1,200	0	0

				$9	$0

See Accompanying Notes	Annual Report	March 31, 2009	107

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	1	$1	$1
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	28	7	7
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	26	10	6
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	3	2	2
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	5	1	0

				$21	$16

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$1,500	$11	$2
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,500	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	0
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,000	4	0

							$36	$6

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	227	$64,900	$1,521
Sales	3,593	35,000	2,590
Closing Buys	(11)	(86,100)	(1,905)
Expirations	(3,668)	(6,800)	(2,091)
Exercised	(78)	0	(58)

Balance at 03/31/2009	63	$7,000	$57

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2024	$12,600	$12,981	$13,066
Fannie Mae	5.500%	04/01/2039	43,400	44,526	45,048

				$57,507	$58,114

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	124	04/2009	$0	$(1)	$(1)
Sell		BCLY	124	04/2009	0	0	0
Buy		HSBC	124	04/2009	0	(1)	(1)
Sell		HSBC	124	04/2009	0	0	0
Buy	AUD	UBS	245	05/2009	0	(2)	(2)
Sell	BRL	HSBC	105	04/2009	2	0	2
Buy		JPM	140	04/2009	0	(2)	(2)
Sell		JPM	35	04/2009	1	0	1
Buy		BCLY	10	06/2009	0	0	0
Sell		BCLY	67	06/2009	0	(1)	(1)
Buy		HSBC	126	06/2009	0	(2)	(2)
Sell		HSBC	34	06/2009	0	0	0
Buy		JPM	35	06/2009	0	(1)	(1)
Sell		JPM	17	06/2009	0	0	0
Buy		MLP	17	06/2009	0	0	0
Sell		MLP	17	06/2009	0	0	0
Buy		RBC	1,969	06/2009	0	(199)	(199)
Buy		RBS	125	06/2009	1	0	1
Sell		RBS	125	06/2009	0	(1)	(1)
Sell		UBS	2,022	06/2009	0	(2)	(2)
Buy	CAD	JPM	75	04/2009	0	(2)	(2)

108	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	HSBC	64,260	05/2009	$12	$0	$12
Sell		HSBC	64,260	05/2009	0	(10)	(10)
Buy	CNY	BCLY	1,958	07/2009	0	(16)	(16)
Sell		CITI	377	07/2009	0	(1)	(1)
Buy		DUB	6,215	07/2009	0	(50)	(50)
Sell		DUB	12,285	07/2009	0	(39)	(39)
Buy		HSBC	3,088	07/2009	3	(14)	(11)
Sell		HSBC	377	07/2009	0	(1)	(1)
Buy		JPM	1,776	07/2009	0	(16)	(16)
Buy		BCLY	652	09/2009	1	0	1
Sell		BCLY	1,934	09/2009	0	(7)	(7)
Buy		CITI	486	09/2009	1	0	1
Sell		CITI	1,772	09/2009	0	(6)	(6)
Buy		DUB	2,079	09/2009	5	0	5
Buy		HSBC	832	09/2009	2	0	2
Sell		HSBC	273	09/2009	0	(1)	(1)
Buy		JPM	345	09/2009	1	0	1
Sell		JPM	414	09/2009	0	(2)	(2)
Buy		BCLY	206	03/2010	0	0	0
Buy		HSBC	206	03/2010	0	0	0
Buy		JPM	1,265	03/2010	0	(2)	(2)
Buy	EUR	BCLY	352	04/2009	0	(9)	(9)
Sell		HSBC	2,250	04/2009	0	(148)	(148)
Buy	GBP	CITI	91	04/2009	0	(4)	(4)
Buy		DUB	99	04/2009	0	(2)	(2)
Sell		DUB	651	04/2009	10	0	10
Buy		GSC	50	04/2009	0	(1)	(1)
Buy		MSC	99	04/2009	0	(3)	(3)
Sell		MSC	1,090	04/2009	13	0	13
Buy		UBS	285	04/2009	0	(12)	(12)
Buy	INR	BCLY	11,915	04/2009	0	(4)	(4)
Buy		BOA	7,623	04/2009	0	0	0
Buy		CITI	6,500	04/2009	0	(2)	(2)
Buy		DUB	6,552	04/2009	0	(1)	(1)
Sell		DUB	365	04/2009	0	0	0
Buy		HSBC	9,503	04/2009	0	(3)	(3)
Sell		JPM	41,728	04/2009	0	(32)	(32)
Buy	JPY	RBS	5,544	05/2009	0	0	0
Buy	KWD	HSBC	19	04/2009	0	(8)	(8)
Sell		HSBC	19	04/2009	2	0	2
Buy	MYR	BCLY	210	04/2009	0	(3)	(3)
Sell		BCLY	343	04/2009	0	0	0
Buy		BOA	175	04/2009	0	(2)	(2)
Buy		CITI	352	04/2009	0	(4)	(4)
Sell		CITI	168	04/2009	0	0	0
Buy		HSBC	392	04/2009	0	(2)	(2)
Sell		JPM	618	04/2009	0	(1)	(1)
Buy	PHP	BCLY	532	05/2009	0	0	0
Buy		CITI	13,539	05/2009	1	(2)	(1)
Sell		DUB	17,951	05/2009	0	(28)	(28)
Buy		JPM	3,880	05/2009	0	0	0
Buy	RUB	JPM	13,651	05/2009	0	(169)	(169)
Sell		UBS	13,651	05/2009	164	0	164
Buy	SAR	HSBC	127	04/2009	0	0	0
Sell		HSBC	127	04/2009	0	0	0
Buy		JPM	127	04/2009	0	0	0
Sell		JPM	127	04/2009	0	0	0
Sell	SGD	BCLY	95	04/2009	1	0	1
Buy		CITI	336	04/2009	0	(9)	(9)
Buy		DUB	337	04/2009	0	(9)	(9)
Buy		HSBC	336	04/2009	0	(9)	(9)
Sell		HSBC	1,092	04/2009	0	(2)	(2)
Buy		UBS	178	04/2009	0	(3)	(3)

					$220	$(851)	$(631)

See Accompanying Notes	Annual Report	March 31, 2009	109

Schedule of Investments StocksPLUS® Total Return Fund (Cont.)	March 31, 2009

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$15,023	$258,896	$45	$273,964
Short Sales, at value	0	(58,114)	0	(58,114)
Other Financial Instruments ++	8,119	(8,025)	91	185

Total	$23,142	$192,757	$136	$216,035

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$(22)	$0	$0	$1	$66	$45
Other Financial Instruments ++	(80)	0	0	0	199	(28)	91

Total	$(80)	$(22)	$0	$0	$200	$38	$136

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

110	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 4.1%

Short-Term Floating NAV Portfolio	500,316	$5,006

Total PIMCO Funds (Cost $5,006)		5,006

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 44.8%

BANKING & FINANCE 32.3%

American Express Centurion Bank
0.616% due 04/17/2009	$1,200	1,197

American Express Credit Corp.
0.648% due 10/04/2010	600	546

American International Group, Inc.
4.700% due 10/01/2010	1,700	967

ANZ National International Ltd.
1.281% due 08/07/2009	1,100	1,099

Bank of America Corp.
1.568% due 08/15/2016	100	64

Bank of Scotland PLC
1.182% due 07/17/2009	600	597
1.344% due 12/08/2010 (f)	3,000	2,767

Bear Stearns Cos. LLC
1.341% due 08/21/2009	200	199
1.448% due 08/15/2011	1,300	1,202
1.486% due 07/19/2010	300	296

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	70

Calabash Re Ltd.
9.720% due 01/08/2010	400	386

Citigroup Capital XXI
8.300% due 12/21/2057	500	236

Citigroup Funding, Inc.
0.523% due 04/23/2009	100	100
1.226% due 06/26/2009	200	198
2.291% due 05/07/2010	1,200	1,077

Citigroup, Inc.
1.262% due 12/28/2009	300	277
5.500% due 04/11/2013 (f)	1,200	1,056

Countrywide Home Loans, Inc.
6.250% due 04/15/2009 (f)	5,100	5,101

Deutsche Bank AG
1.538% due 02/17/2015	600	429

Ford Motor Credit Co. LLC
7.375% due 02/01/2011	600	454

Foundation Re II Ltd.
7.988% due 11/26/2010	400	384

General Electric Capital Corp.
1.212% due 01/20/2010	700	679

GMAC LLC
6.875% due 08/28/2012	600	332

Goldman Sachs Group, Inc.
1.455% due 07/23/2009	20	20

HSBC Bank USA N.A.
1.432% due 06/10/2009	300	298

HSBC Finance Corp.
1.192% due 10/21/2009	200	189

International Lease Finance Corp.
1.469% due 05/24/2010	900	644

JPMorgan Chase & Co.
1.625% due 10/02/2009	500	498

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

KeyCorp
0.621% due 05/26/2009	$2,700	$2,685

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	300	37
2.951% due 05/25/2010 (a)	3,300	412
3.005% due 07/18/2011 (a)	300	37
3.011% due 12/23/2010 (a)	200	25
3.052% due 11/10/2009 (a)	200	25
5.625% due 01/24/2013 (a)	300	38

Morgan Stanley
1.392% due 01/18/2011 (f)	1,700	1,535
1.648% due 01/09/2012	400	321
3.338% due 05/14/2010	1,200	1,169

National Australia Bank Ltd.
1.352% due 09/11/2009	400	400

Nationwide Life Global Funding I
1.446% due 05/19/2010 (f)	3,400	3,198

Protective Life Secured Trusts
0.693% due 11/09/2010 (f)	3,000	2,595

SLM Corp.
1.319% due 07/26/2010	100	71

Sun Life Financial Global Funding LP
1.738% due 07/06/2010 (f)	2,500	2,387

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	84

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	174

UBS AG
2.154% due 05/05/2010	1,400	1,397

USB Capital IX
6.189% due 04/15/2049	300	119

Wachovia Corp.
1.224% due 10/15/2011	200	177
1.360% due 08/01/2013	700	516

Wells Fargo & Co.
1.287% due 03/23/2010	800	779

		39,543

INDUSTRIALS 8.6%

Anadarko Petroleum Corp.
1.720% due 09/15/2009	500	498

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	308

CODELCO, Inc.
7.500% due 01/15/2019	300	342

Comcast Corp.
1.460% due 07/14/2009	400	398

Daimler Finance North America LLC
1.634% due 08/03/2009	300	298

Gaz Capital S.A.
6.212% due 11/22/2016	100	73

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010 (f)	4,800	4,811

Reynolds American, Inc.
2.020% due 06/15/2011	2,360	2,126

Roche Holdings, Inc.
3.249% due 02/25/2011	1,100	1,099

Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009	500	498

Williams Cos., Inc.
6.375% due 10/01/2010	100	98

		10,549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 3.9%

Appalachian Power Co.
6.600% due 05/01/2009	$3,100	$3,105

EDF S.A.
5.500% due 01/26/2014	200	213
6.500% due 01/26/2019	200	206
6.950% due 01/26/2039	200	199

Telefonica Emisiones SAU
1.588% due 06/19/2009	1,000	997

		4,720

Total Corporate Bonds & Notes (Cost $61,031)		54,812

MUNICIPAL BONDS & NOTES 2.7%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	799

District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034	600	603

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	628

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	90	65

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	479

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	16

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	549

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	95	60

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	295	159

Total Municipal Bonds & Notes (Cost $4,310)		3,358

U.S. GOVERNMENT AGENCIES 49.7%

Fannie Mae
0.872% due 09/25/2042	174	158
3.770% due 11/01/2035 (g)	32	33
3.840% due 09/01/2035 (g)	130	129
3.977% due 12/01/2033 (g)	72	71
4.174% due 06/01/2034 (f)	535	542
4.464% due 03/01/2035	20	20
4.580% due 07/01/2035 (f)	126	129
4.679% due 10/01/2034	15	15
4.830% due 06/01/2035 (f)	249	254
4.968% due 06/01/2035 (f)	232	238
5.000% due 06/01/2035 - 05/01/2038	2,125	2,197
5.000% due 10/01/2035 - 10/01/2038 (f)	11,500	11,886
5.072% due 12/01/2033 (g)	41	42
5.500% due 11/01/2021 - 11/01/2037 (f)	4,178	4,350
5.500% due 02/01/2022 - 12/01/2035 (g)	354	369
5.500% due 11/01/2034 - 05/01/2039	4,029	4,180

See Accompanying Notes	Annual Report	March 31, 2009	111

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 10/01/2026 - 11/01/2038 (f)	$6,490	$6,798
6.000% due 05/01/2027 (f)(g)	673	706
6.000% due 05/01/2039	14,900	15,526
6.500% due 10/01/2037 (f)	919	969
6.500% due 04/01/2039	1,000	1,053

Freddie Mac
4.697% due 06/01/2035 (f)	339	342
4.810% due 11/01/2034 (f)	123	125
5.000% due 01/15/2024	6	6
5.500% due 02/01/2038 - 09/01/2038 (f)	6,207	6,448
6.000% due 08/01/2027 (f)	530	557
6.000% due 04/01/2039	2,600	2,718

Ginnie Mae
6.000% due 02/15/2036 - 08/15/2037 (g)	935	979

Small Business Administration
5.520% due 06/01/2024	17	18

Total U.S. Government Agencies (Cost $58,860)		60,858

U.S. TREASURY OBLIGATIONS 11.7%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2016	746	772
2.375% due 01/15/2017	1,885	2,008
2.375% due 01/15/2025	1,345	1,401
2.625% due 07/15/2017	715	779

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	1,300	1,289
8.750% due 08/15/2020	5,300	8,089

Total U.S. Treasury Obligations (Cost $13,887)		14,338

MORTGAGE-BACKED SECURITIES 10.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	34	19

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	2,900	1,976
5.740% due 05/10/2045	300	223

Banc of America Funding Corp.
4.003% due 06/25/2034	158	130
4.110% due 05/25/2035	60	43

Banc of America Mortgage Securities, Inc.
5.125% due 05/25/2033	194	148

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	120	113
4.760% due 12/25/2035	238	181
4.793% due 11/25/2034	119	87
5.108% due 11/25/2034	359	344

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	49	24

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	96	74
4.700% due 12/25/2035	70	53

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	300	211

Countrywide Alternative Loan Trust
0.802% due 02/25/2037	686	284
4.500% due 06/25/2035	164	152

Countrywide Home Loan Mortgage Pass-Through Trust
4.729% due 02/20/2035	432	306
4.785% due 11/25/2034	232	142
5.250% due 02/20/2036	63	37

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	34	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	$100	$72

GS Mortgage Securities Corp. II
5.799% due 08/10/2045	100	69

GSR Mortgage Loan Trust
4.541% due 09/25/2035	186	138
5.242% due 11/25/2035	316	204

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	546	492
0.726% due 12/19/2036	1,563	549
0.776% due 05/19/2035	49	18

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,139
5.882% due 02/15/2051	100	71

JPMorgan Mortgage Trust
5.018% due 02/25/2035	117	93

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	68	68
5.858% due 07/15/2040	700	483

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	44	33

Mellon Residential Funding Corp.
0.996% due 12/15/2030	462	373
1.036% due 06/15/2030	6	5

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,004
5.485% due 03/12/2051	100	58

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	60	33
4.723% due 05/25/2033	163	129

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	164	110

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,189

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	113	44
4.931% due 02/25/2034	148	100
5.278% due 08/25/2034	215	137

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	64	24

Structured Asset Securities Corp.
0.572% due 05/25/2036	284	260

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	175	151

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	864	596
5.509% due 04/15/2047	100	63

WaMu Mortgage Pass-Through Certificates
2.833% due 11/25/2042	27	17
3.955% due 10/25/2046	630	247

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	332	227
4.950% due 03/25/2036	276	174

Total Mortgage-Backed Securities (Cost $17,884)		12,951

ASSET-BACKED SECURITIES 10.5%

ACE Securities Corp.
0.582% due 10/25/2036	122	89

American Express Credit Account Master Trust
1.056% due 02/15/2012	48	45

Asset-Backed Securities Corp. Home Equity
0.797% due 09/25/2034	72	48

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chase Issuance Trust
2.820% due 09/15/2015		$2,700	$2,474

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037		497	396

Countrywide Asset-Backed Certificates
0.572% due 03/25/2047		48	47
0.602% due 06/25/2037		312	278
1.002% due 12/25/2031		1	1

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036		66	38

JPMorgan Mortgage Acquisition Corp.
0.572% due 08/25/2036		27	24

Long Beach Mortgage Loan Trust
0.582% due 10/25/2036		267	256
0.802% due 10/25/2034		9	4

Massachusetts Educational Financing Authority
2.109% due 04/25/2038		3,407	2,878

Park Place Securities, Inc.
0.834% due 10/25/2034		312	236

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036		76	70

Residential Asset Securities Corp.
0.592% due 11/25/2036		50	48

SLM Student Loan Trust
1.149% due 10/27/2014		399	397
1.159% due 01/25/2018		16	16
1.659% due 10/25/2017		5,600	5,377

Structured Asset Securities Corp.
0.572% due 10/25/2036		126	110

Total Asset-Backed Securities (Cost $14,037)			12,832

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%

American International Group, Inc.
8.625% due 05/22/2038	GBP	100	14

Bear Stearns Cos. LLC
1.806% due 09/26/2013	EUR	600	698

CIT Group, Inc.
5.000% due 05/13/2014		200	137

General Electric Capital Corp.
5.500% due 09/15/2067		1,900	1,047

KeyCorp
2.088% due 11/22/2010		100	117

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	400	307

Total Foreign Currency-Denominated Issues (Cost $4,113)			2,320

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.1%

American International Group, Inc.
8.500% due 08/01/2011		5,700	31

Bank of America Corp.
7.250% due 12/31/2049		700	297

Wells Fargo & Co.
7.500% due 12/31/2049		2,000	958

Total Convertible Preferred Stocks (Cost $1,774)			1,286

112	PIMCO Funds	See Accompanying Notes

March 31, 2009

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%

DG Funding Trust
2.717% due 12/31/2049	85	$851

Total Preferred Stocks (Cost $904)		851

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.0%

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.274% due 04/20/2009	$100	100

REPURCHASE AGREEMENTS 5.0%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	1,000	1,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $1,021. Repurchase proceeds are $1,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

State Street Bank and Trust Co.
0.080% due 04/01/2009	$5,139	$5,139
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $5,242. Repurchase proceeds are $5,139.)

		6,139

U.S. TREASURY BILLS 2.9%
0.131% due 04/23/2009 - 06/11/2009 (b)(e)	3,560	3,560

Total Short-Term Instruments (Cost $9,799)		9,799

VALUE (000S)
PURCHASED OPTIONS (i) 1.2%
(Cost $426)	$1,450

Total Investments 147.0% (Cost $192,031)	$179,861

Written Options (j) (0 .1%) (Premiums $241)	(126)

Other Assets and Liabilities (Net) (46.9%)	(57,420)

Net Assets 100.0%	$122,315

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The StocksPLUS® TR Short Strategy Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $3,560 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $71,399 at a weighted average interest rate of 2.397%. On March 31, 2009, securities valued at $59,550 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $1,985 and cash of $20,702 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2009	8	$109
90-Day Eurodollar December Futures	Long	12/2009	70	394
90-Day Eurodollar June Futures	Long	06/2009	244	1,336
90-Day Eurodollar June Futures	Long	06/2010	3	19
90-Day Eurodollar March Futures	Long	03/2010	55	333
90-Day Eurodollar September Futures	Long	09/2009	160	931
90-Day Eurodollar September Futures	Long	09/2010	3	19
E-mini S&P 500 Index June Futures	Short	06/2009	1,409	(2,432)
S&P 500 Index June Futures	Short	06/2009	304	(2,962)
U.S. Treasury 5-Year Note June Futures	Long	06/2009	2	3
U.S. Treasury 10-Year Note June Futures	Long	06/2009	92	271
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	13
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	39	357

				$(1,609)

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
UBS Warburg LLC	BOA	(1.850%	)	12/20/2013	2.290%	EUR	300	$7	$0	$7
UBS Warburg LLC	CITI	(2.020%	)	03/20/2014	2.290%		300	4	0	4

								$11	$0	$11

See Accompanying Notes	Annual Report	March 31, 2009	113

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2013	21.481%	$500	$(186)	$(45)	$(141)
Brazil Government International Bond	MSC	1.950%	08/20/2016	3.391%	500	(42)	0	(42)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	7.751%	800	(144)	0	(144)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	100	(8)	0	(8)
General Motors Corp.	GSC	8.900%	03/20/2013	102.374%	300	(235)	0	(235)
General Motors Corp.	GSC	9.050%	03/20/2013	102.374%	300	(234)	0	(234)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	2,600	(2,130)	(461)	(1,669)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	100	(16)	0	(16)
JSC Gazprom	MSC	2.480%	02/20/2013	7.513%	1,000	(153)	0	(153)
Russia Government International Bond	BCLY	0.495%	08/20/2011	5.351%	500	(53)	0	(53)

						$(3,201)	$(506)	$(2,695)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$500	$(198)	$0	$(198)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,264	1	0	1
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	292	(4)	0	(4)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	(7)	0	(7)

					$(208)	$0	$(208)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$9	$0	$9
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	(1)	0	(1)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	5	(1)	6
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	5	(1)	6
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	8	1	7
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	4	0	4
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(9)	(18)	9
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(1)	0	(1)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(1)	0	(1)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(2)	0	(2)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	7	0	7
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	15	(7)	22
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	3	0	3
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS	AUD	300	9	(1)	10
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		4,400	121	14	107
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$2,700	75	(7)	82
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,600	100	(8)	108
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		700	18	1	17

114	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$9,100	$299	$(90)	$389
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		8,600	283	(25)	308
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,100	55	40	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		800	40	25	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		600	29	13	16
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		700	26	(60)	86
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		6,800	253	(24)	277
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(138)	(41)	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		1,300	(451)	20	(471)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		100	(35)	2	(37)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	2,800	20	23	(3)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	69	(9)	78
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	600	7	(18)	25
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100	2	(2)	4
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		1,200	15	(27)	42
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		3,000	61	(11)	72
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		900	18	(3)	21
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	13	1	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,400	450	3	447
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		200	30	0	30
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		400	60	0	60
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$500	(83)	(74)	(9)

							$1,469	$(279)	$1,748

(i)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index June Futures	$1,150.000	06/18/2009	336	$20	$38
Call - CME S&P 500 Index June Futures	1,300.000	06/18/2009	192	8	2
Call - CME S&P 500 Index June Futures	1,375.000	06/18/2009	250	7	7
Put - CBOT U.S. Treasury 5-Year Note June Futures	85.000	05/22/2009	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	80.000	05/22/2009	50	1	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	85.000	05/22/2009	187	3	3

				$39	$51

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,900	$52	$185
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,500	37	132
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	100	335
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,400	80	317
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	95
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	93	335

							$384	$1,399

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2039	$86.000	06/04/2009	$2,800	$0	$0
Put - OTC Fannie Mae 6.000% due 05/01/2039	90.000	05/05/2009	12,000	2	0
Put - OTC Fannie Mae 6.000% due 06/01/2039	93.000	06/04/2009	4,900	1	0
Put - OTC Fannie Mae 6.500% due 05/01/2039	92.000	05/05/2009	1,000	0	0
Put - OTC Freddie Mac 6.000% due 05/01/2039	90.000	05/05/2009	2,600	0	0

				$3	$0

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	255	$56	$61
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	252	84	54
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	3	2	2
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	8	2	1

				$144	$118

See Accompanying Notes	Annual Report	March 31, 2009	115

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	500	$6	$0
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$1,000	2	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	5	0
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		1,500	11	2
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		1,400	7	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,500	7	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		500	3	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		500	1	0
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		500	2	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	4	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	4	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		1,000	4	1
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		500	5	1
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		1,000	1	0
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		1,000	8	0
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		2,000	2	0
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		2,000	16	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,000	7	1

								$97	$8

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	218	$21,500	EUR	0	$653
Sales	875	33,300		500	849
Closing Buys	(575)	(34,900)		0	(1,261)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 03/31/2009	518	$19,900	EUR	500	$241

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$1,200	$1,231	$1,246

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	57	04/2009	$0	$0	$0
Sell		BCLY	57	04/2009	0	0	0
Buy		HSBC	57	04/2009	0	0	0
Sell		HSBC	57	04/2009	0	0	0
Buy	AUD	UBS	266	05/2009	0	(2)	(2)
Sell	BRL	HSBC	91	04/2009	1	0	1
Buy		JPM	122	04/2009	0	(2)	(2)
Sell		JPM	30	04/2009	1	0	1
Buy		BCLY	0	06/2009	0	0	0
Sell		BCLY	24	06/2009	0	0	0
Buy		HSBC	92	06/2009	0	(1)	(1)
Sell		HSBC	12	06/2009	0	0	0
Buy		JPM	30	06/2009	0	(1)	(1)
Sell		JPM	7	06/2009	0	0	0
Buy		MLP	7	06/2009	0	0	0
Sell		MLP	7	06/2009	0	0	0
Buy		RBS	48	06/2009	0	0	0
Sell		RBS	48	06/2009	0	(1)	(1)
Buy		UBS	86	06/2009	0	0	0
Buy	CAD	JPM	65	04/2009	0	(1)	(1)
Buy	CNY	BCLY	1,912	07/2009	0	(16)	(16)
Sell		BCLY	1,801	07/2009	0	(11)	(11)
Sell		CITI	2,703	07/2009	0	(13)	(13)
Buy		DUB	7,041	07/2009	0	(57)	(57)
Sell		DUB	7,010	07/2009	0	(29)	(29)
Buy		HSBC	3,141	07/2009	3	(15)	(12)

116	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	HSBC	1,123	07/2009	$0	$(6)	$(6)
Buy		JPM	2,531	07/2009	0	(22)	(22)
Sell		JPM	1,989	07/2009	0	(12)	(12)
Buy		BCLY	634	09/2009	1	0	1
Sell		BCLY	1,798	09/2009	0	(7)	(7)
Buy		CITI	416	09/2009	1	0	1
Sell		CITI	1,655	09/2009	0	(6)	(6)
Buy		DUB	1,871	09/2009	4	0	4
Buy		HSBC	832	09/2009	2	0	2
Sell		HSBC	259	09/2009	0	(1)	(1)
Buy		JPM	345	09/2009	1	0	1
Sell		JPM	386	09/2009	0	(2)	(2)
Buy		BCLY	179	03/2010	0	0	0
Buy		HSBC	179	03/2010	0	0	0
Buy		JPM	1,096	03/2010	0	(1)	(1)
Buy	EUR	BCLY	374	04/2009	0	(10)	(10)
Sell		HSBC	2,081	04/2009	0	(137)	(137)
Buy	GBP	CITI	207	04/2009	0	(8)	(8)
Buy		DUB	209	04/2009	0	(4)	(4)
Sell		DUB	746	04/2009	11	0	11
Buy		GSC	105	04/2009	0	(2)	(2)
Buy		MSC	227	04/2009	0	(8)	(8)
Sell		MSC	1,249	04/2009	15	0	15
Buy		UBS	187	04/2009	0	(8)	(8)
Buy	INR	BCLY	4,685	04/2009	0	(1)	(1)
Sell		BCLY	3,319	04/2009	0	(2)	(2)
Buy		BOA	3,049	04/2009	0	0	0
Buy		CITI	2,500	04/2009	0	(1)	(1)
Buy		DUB	2,520	04/2009	0	0	0
Sell		DUB	2,849	04/2009	0	(2)	(2)
Buy		HSBC	4,001	04/2009	0	(1)	(1)
Sell		JPM	10,587	04/2009	0	(7)	(7)
Buy	JPY	RBS	4,766	05/2009	0	0	0
Buy	KWD	HSBC	9	04/2009	0	(3)	(3)
Sell		HSBC	9	04/2009	1	0	1
Buy	MYR	BCLY	140	04/2009	0	(2)	(2)
Buy		BOA	105	04/2009	0	(1)	(1)
Buy		CITI	211	04/2009	0	(2)	(2)
Sell		CITI	670	04/2009	0	0	0
Buy		HSBC	214	04/2009	0	(1)	(1)
Buy	PHP	CITI	7,249	05/2009	1	(1)	0
Sell		CITI	9,189	05/2009	0	(17)	(17)
Buy		JPM	1,940	05/2009	0	0	0
Buy	RUB	JPM	8,555	05/2009	0	(105)	(105)
Sell		UBS	8,555	05/2009	103	0	103
Buy	SAR	HSBC	58	04/2009	0	0	0
Sell		HSBC	58	04/2009	0	0	0
Buy		JPM	58	04/2009	0	0	0
Sell		JPM	58	04/2009	0	0	0
Sell	SGD	BCLY	276	04/2009	1	0	1
Buy		CITI	394	04/2009	0	(11)	(11)
Sell		CITI	182	04/2009	0	0	0
Buy		DUB	280	04/2009	0	(6)	(6)
Buy		HSBC	146	04/2009	0	(4)	(4)
Sell		HSBC	421	04/2009	1	0	1
Sell		JPM	181	04/2009	0	0	0
Buy		RBS	136	04/2009	0	(3)	(3)
Buy		UBS	104	04/2009	0	(2)	(2)
Buy		HSBC	116	07/2009	0	(4)	(4)
Sell		HSBC	116	07/2009	0	0	0

					$147	$(559)	$(412)

See Accompanying Notes	Annual Report	March 31, 2009	117

Schedule of Investments StocksPLUS® TR Short Strategy Fund (Cont.)	March 31, 2009

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$6,339	$173,522	$0	$179,861
Short Sales, at value	0	(1,246)	0	(1,246)
Other Financial Instruments ++	(1,609)	(1,716)	34	(3,291)

Total	$4,730	$170,560	$34	$175,324

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$571	$(64)	$(1)	$0	$(259)	$(247)	$0
Other Financial Instruments ++	(22)	0	0	0	72	(16)	34

Total	$549	$(64)	$(1)	$0	$(187)	$(263)	$34

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

118	PIMCO Funds	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund®	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 0.0%

Short-Term Floating NAV Portfolio	283,911	$2,840

Total PIMCO Funds (Cost $2,841)		2,840

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.7%

Daimler Finance North America LLC
4.560% due 08/03/2012	$45,940	24,779

Georgia-Pacific Corp.
2.956% due 12/20/2012	352	311
3.292% due 12/20/2012	8,905	7,877
3.459% due 12/20/2012	290	257

HCA, Inc.
3.470% due 11/18/2013	19,025	16,232

Total Bank Loan Obligations (Cost $72,752)		49,456

CORPORATE BONDS & NOTES 22.4%

BANKING & FINANCE 16.5%

Ace INA Holdings, Inc.
5.600% due 05/15/2015	7,500	7,007

Allstate Life Global Funding II
1.901% due 05/21/2010	1,800	1,716

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	43,300	41,936

Allstate Life Global Funding Trusts CPI Linked Bond
1.140% due 03/01/2010	7,000	6,734

American Express Bank FSB
5.500% due 04/16/2013	14,700	12,694
6.000% due 09/13/2017	23,900	20,161

American Express Centurion Bank
0.637% due 07/13/2010	5,000	4,600
6.000% due 09/13/2017	24,800	20,920

American Express Co.
7.000% due 03/19/2018	25,740	22,757
8.150% due 03/19/2038	7,390	6,736

American Honda Finance Corp.
2.038% due 06/20/2011	29,400	29,262

American International Group, Inc.
5.850% due 01/16/2018	22,500	8,825
8.175% due 05/15/2058	23,800	2,029
8.250% due 08/15/2018	12,500	5,357

ANZ National International Ltd.
6.200% due 07/19/2013	33,200	32,056

Australia & New Zealand Banking Group Ltd.
3.200% due 12/15/2011	12,500	12,679

Bank of America Corp.
1.356% due 11/06/2009	9,600	9,474
5.650% due 05/01/2018	84,300	70,495
8.000% due 12/29/2049	14,700	5,894
8.125% due 12/29/2049	111,600	45,906

Bank of Scotland PLC
1.182% due 07/17/2009	4,600	4,574
1.344% due 12/08/2010	5,000	4,611

Barclays Bank PLC
6.050% due 12/04/2017	41,300	32,550
7.434% due 09/29/2049	8,500	3,536
7.700% due 04/29/2049	36,800	16,192

Bear Stearns Cos. LLC
6.950% due 08/10/2012	20,000	20,387
7.250% due 02/01/2018	15,000	15,526

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

C5 Capital SPV Ltd.
6.196% due 12/01/2049	$5,000	$1,753

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	351

Caelus Re Ltd.
7.511% due 06/07/2011	3,900	3,675

Calabash Re Ltd.
9.720% due 01/08/2010	4,100	3,958
12.220% due 01/08/2010	2,400	2,350

Caterpillar Financial Services Corp.
1.306% due 05/18/2009	2,400	2,392

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	7,287

Citigroup Funding, Inc.
0.523% due 04/23/2009	5,000	4,988

Citigroup, Inc.
1.262% due 12/28/2009	24,400	22,532
5.500% due 04/11/2013	21,000	18,472
6.125% due 05/15/2018	69,900	60,474
8.400% due 04/29/2049	56,800	32,171

Credit Suisse New York
5.000% due 05/15/2013	34,900	33,766

Danske Bank A/S
5.914% due 12/29/2049	3,000	1,051

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	200	134
7.250% due 10/25/2011	15,825	11,275
7.800% due 06/01/2012	1,000	678
7.875% due 06/15/2010	5,400	4,464

Foundation Re II Ltd.
7.988% due 11/26/2010	10,500	10,068

General Electric Capital Corp.
5.875% due 01/14/2038	25,000	17,928

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	7,500	6,825
6.750% due 10/01/2037	63,000	42,754

HBOS PLC
6.750% due 05/21/2018	14,500	11,205

HSBC Finance Corp.
1.192% due 10/21/2009	600	567

International Lease Finance Corp.
6.625% due 11/15/2013	9,700	5,379

JPMorgan Chase & Co.
6.400% due 05/15/2038	10,500	10,342

Kamp Re 2005 Ltd.
0.656% due 12/14/2010 (a)	2,067	145

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)	27,869	3,484
7.500% due 05/11/2038 (a)	5,000	1

Longpoint Re Ltd.
6.570% due 05/08/2010	11,900	11,560

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,233

Merna Reinsurance Ltd.
1.870% due 07/07/2010	27,000	24,827

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	21,500	20,250
5.450% due 02/05/2013	8,000	6,566
6.400% due 08/28/2017	29,100	20,920

Metropolitan Life Global Funding I
5.125% due 04/10/2013	12,800	11,705

Morgan Stanley
3.338% due 05/14/2010	52,400	51,059

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 04/28/2015	$1,600	$1,514
6.625% due 04/01/2018	11,700	11,182

National Australia Bank Ltd.
5.350% due 06/12/2013	27,100	26,266

Osiris Capital PLC
6.094% due 01/15/2010	1,700	1,668

Pacific Life Global Funding
5.150% due 04/15/2013	9,200	8,676

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	2,838

Prudential Financial, Inc.
2.040% due 06/10/2013	30,000	24,089
6.100% due 06/15/2017	2,000	1,369

Rabobank Nederland NV
1.646% due 05/19/2010	2,000	1,976

Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010	14,100	13,673
11.511% due 06/07/2010	8,800	8,489

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	7,300	4,020

SLM Corp.
1.520% due 03/15/2011	5,000	3,212

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	2,923
8.700% due 08/07/2018	17,800	15,509

UBS AG
5.875% due 12/20/2017	13,700	11,810

Vita Capital Ltd.
2.325% due 01/01/2010	3,500	3,393
2.825% due 01/01/2010	5,500	5,342

Vita Capital III Ltd.
2.525% due 01/01/2011	300	280
2.545% due 01/01/2012	8,000	7,194

Wachovia Bank N.A.
1.331% due 12/02/2010	27,200	25,503
2.138% due 05/14/2010	23,400	22,618

Wells Fargo & Co.
7.980% due 02/28/2049	17,900	8,423

Wells Fargo Capital XIII
7.700% due 12/29/2049	14,500	6,914

		1,153,084

INDUSTRIALS 4.5%

Altria Group, Inc.
9.250% due 08/06/2019	20,000	21,434

Amgen, Inc.
6.150% due 06/01/2018	10,600	11,219

AutoZone, Inc.
6.950% due 06/15/2016	10,000	9,821

Black & Decker Corp.
5.750% due 11/15/2016	5,000	4,507

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,466

C8 Capital SPV Ltd.
6.640% due 12/29/2049	6,500	2,278

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,376

Con-way, Inc.
7.250% due 01/15/2018	10,000	7,776

CSX Corp.
6.250% due 03/15/2018	5,000	4,317

See Accompanying Notes	Annual Report	March 31, 2009	119

Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DISH DBS Corp.
6.375% due 10/01/2011	$3,000	$2,902
7.000% due 10/01/2013	5,000	4,662

Enterprise Products Operating LLC
6.500% due 01/31/2019	14,700	13,540

Gaz Capital S.A.
7.343% due 04/11/2013	4,600	4,054
8.146% due 04/11/2018	7,000	5,775

HCA, Inc.
9.250% due 11/15/2016	5,000	4,562

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,251

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,399

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,972
6.125% due 02/01/2018	19,000	19,088
6.125% due 08/23/2018	6,300	6,331

Kroger Co.
4.950% due 01/15/2015	13,800	13,521
6.400% due 08/15/2017	5,000	5,144

Ltd. Brands, Inc.
6.900% due 07/15/2017	2,000	1,376

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	1,500	1,178
7.450% due 07/15/2017	2,000	1,269

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,107

Nabors Industries, Inc.
6.150% due 02/15/2018	5,000	3,921

Nucor Corp.
5.750% due 12/01/2017	4,000	4,012

Philip Morris International, Inc.
5.650% due 05/16/2018	16,200	16,136

President and Fellows of Harvard College
6.000% due 01/15/2019	5,200	5,604

Rexam PLC
6.750% due 06/01/2013	12,800	11,118

Roche Holdings, Inc.
7.000% due 03/01/2039	15,400	16,187

Rockies Express Pipeline LLC
5.100% due 08/20/2009	11,600	11,604

Ryder System, Inc.
6.000% due 03/01/2013	6,900	6,193

Suncor Energy, Inc.
6.100% due 06/01/2018	6,500	5,554

Target Corp.
6.000% due 01/15/2018	4,000	4,027

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,081

Tyco Electronics Group S.A.
6.550% due 10/01/2017	3,500	2,653

Tyco International Finance S.A.
6.000% due 11/15/2013	8,000	7,538

Tyco International Ltd.
7.000% due 12/15/2019	11,000	9,347

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,243
6.875% due 02/15/2038	3,750	3,340

Valero Energy Corp.
6.625% due 06/15/2037	4,500	3,192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Viacom, Inc.
6.125% due 10/05/2017	$4,000	$3,410
6.250% due 04/30/2016	2,500	2,198

Weatherford International Ltd.
5.500% due 02/15/2016	5,000	4,238

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	19,688

		314,609

UTILITIES 1.4%

Consolidated Natural Gas Co.
5.000% due 03/01/2014	5,000	4,906

Constellation Energy Group, Inc.
4.550% due 06/15/2015	1,900	1,563

Duke Energy Carolinas LLC
5.100% due 04/15/2018	5,000	5,051

Embarq Corp.
7.082% due 06/01/2016	4,200	3,785

Enel Finance International S.A.
5.700% due 01/15/2013	38,200	38,659

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,504

Midwest Generation LLC
8.300% due 07/02/2009	2,683	2,643

NiSource Finance Corp.
6.800% due 01/15/2019	6,000	4,833

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	10,000	10,025
7.250% due 02/15/2011	2,000	1,920

Sempra Energy
6.150% due 06/15/2018	4,500	4,241

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,000	9,080

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,841
6.100% due 04/15/2018	1,400	1,390

		95,441

Total Corporate Bonds & Notes (Cost $1,939,979)		1,563,134

MUNICIPAL BONDS & NOTES 1.2%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,335

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	1,500	1,259

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	2,500	2,154

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,155	985

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	200	186

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	3,000	2,535

Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	4,500	4,043

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	$4,400	$4,050

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	700	360
5.750% due 06/01/2047	1,900	1,085

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	5,000	4,888

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	1,600	1,562

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	715

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,600	2,247
5.000% due 06/01/2041	1,200	623

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	8,000	7,749

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	1,895	1,582

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024	4,585	4,793

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	2,100	1,316
5.875% due 06/01/2047	16,000	8,790
6.000% due 06/01/2042	300	173

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	1,839

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	839

Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024	11,225	4,735

Southern California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029	5,565	5,591
5.000% due 07/01/2031	4,550	4,507

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,200

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,255	1,267

Washington State General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2024	600	625

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	2,965	2,699

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,840	5,853

Total Municipal Bonds & Notes (Cost $99,368)		82,585

120	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 44.6%

Fannie Mae
0.652% due 03/25/2036	$2,250	$1,921
3.022% due 07/01/2044 - 10/01/2044	4,424	4,342
3.825% due 04/01/2033	1,031	1,043
4.705% due 05/01/2035	931	954
5.000% due 11/01/2033 - 03/01/2039	223,212	229,675
5.047% due 04/01/2035	328	334
5.485% due 05/01/2036	375	388
5.500% due 09/01/2035 - 04/01/2039	801,711	833,063
5.500% due 06/01/2037 - 09/01/2038 (f)	546,220	567,584
5.500% due 06/01/2038 (f)(g)	307,343	319,420
5.950% due 02/25/2044	6,656	6,852
6.000% due 07/01/2035 - 10/01/2038	642,361	671,884
6.000% due 08/01/2037 (g)	48,018	50,216

Freddie Mac
0.786% due 02/15/2019	83,824	81,154
0.826% due 01/15/2037	376	366
0.906% due 12/15/2030	34	33
0.956% due 11/15/2016 - 03/15/2017	2,090	2,074
4.000% due 10/15/2023	17	17
4.041% due 01/01/2034	23	24
4.500% due 05/15/2017	152	156
4.577% due 01/01/2034	616	622
5.000% due 01/15/2018 - 09/01/2038	33,292	33,137
5.134% due 06/01/2033	728	741
5.240% due 03/01/2034	2,061	2,109
5.250% due 08/15/2011	2,072	2,129
5.407% due 01/01/2034	1,191	1,211
5.500% due 05/15/2016 - 09/01/2038	203,344	211,124
5.500% due 07/01/2038 (g)	20,969	21,785
6.000% due 07/01/2033 - 07/01/2038	212	222

Ginnie Mae
3.750% due 12/20/2035	1,921	1,922
4.625% due 07/20/2035	101	101
5.500% due 01/15/2037 - 04/01/2039	34,630	36,067
6.000% due 09/15/2034 - 10/15/2038	24,196	25,324

Small Business Administration
5.902% due 02/10/2018	6,021	6,573

Total U.S. Government Agencies (Cost $3,009,202)		3,114,567

U.S. TREASURY OBLIGATIONS 95.4%

Treasury Inflation Protected Securities (c)
1.375% due 07/15/2018	22,860	22,746
1.625% due 01/15/2015 (f)	339,776	344,024
1.625% due 01/15/2018 (f)	404,801	410,747
1.875% due 07/15/2013 (f)	526,285	540,758
1.875% due 07/15/2015 (f)	749,094	770,397
2.000% due 04/15/2012 (f)	196,356	202,431
2.000% due 01/15/2014 (f)	564,425	582,593
2.000% due 07/15/2014	664,139	687,384
2.000% due 01/15/2016 (f)	233,518	241,618
2.000% due 01/15/2026	18,508	18,340
2.125% due 01/15/2019	33,883	36,212
2.375% due 04/15/2011	169,239	173,840
2.375% due 01/15/2017 (f)	211,104	224,826
2.375% due 01/15/2025	10,304	10,735
2.375% due 01/15/2027 (f)	106,046	111,083
2.500% due 07/15/2016	943	1,012
2.500% due 07/15/2016 (f)	511,930	549,365

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.500% due 01/15/2029	$885	$962
2.625% due 07/15/2017 (f)	580,060	632,084
3.000% due 07/15/2012 (f)	536,778	572,507
3.375% due 01/15/2012	55,527	59,171
3.500% due 01/15/2011 (f)	319,731	334,119
3.625% due 04/15/2028	22,618	27,961
3.875% due 04/15/2029 (f)	39,557	50,966

U.S. Treasury Bonds
3.500% due 02/15/2039 (f)	53,600	53,131

Total U.S. Treasury Obligations (Cost $6,356,693)		6,659,012

MORTGAGE-BACKED SECURITIES 3.9%

American Home Mortgage Assets
2.553% due 11/25/2046	11,309	3,357

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	10,140	6,586
5.658% due 06/10/2049	7,100	4,837
5.745% due 02/10/2051	7,100	5,067

Banc of America Funding Corp.
0.835% due 05/20/2035	606	250
6.106% due 01/20/2047	391	184

Banc of America Large Loan, Inc.
1.066% due 08/15/2029	486	319

BCAP LLC Trust
0.692% due 01/25/2037	14,424	5,528

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	7,642	5,287
2.650% due 08/25/2035	5,006	3,505
2.940% due 03/25/2035	17,097	11,633
4.479% due 05/25/2033	258	219
4.550% due 08/25/2035	10,395	7,279
4.840% due 01/25/2035	6,821	3,904
5.735% due 02/25/2036	1,379	719

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	1,212	600

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	7,524	3,894

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	81	67

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	7,839	5,099
4.098% due 08/25/2035	1,638	1,195
4.222% due 12/25/2035	1,735	1,333
4.248% due 08/25/2035	9,305	5,963
5.345% due 12/25/2035	1,234	616

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	3,680	2,657

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	1,811	1,775
0.702% due 05/25/2047	5,564	1,811
0.725% due 02/20/2047	12,787	4,544
0.740% due 12/20/2046	1,052	341
0.802% due 12/25/2035	842	339
2.633% due 12/25/2035	2,493	1,080
5.750% due 03/25/2037	1,100	494
5.886% due 11/25/2035	1,377	706

Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 06/25/2035	6,093	3,594
5.368% due 10/20/2035	1,480	751
6.080% due 09/25/2047	3,715	1,892

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 02/25/2037	575	524
0.622% due 10/25/2036	3,175	2,637
5.500% due 12/25/2035	1,500	482

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	4,484	3,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	$2,379	$1,794

GSR Mortgage Loan Trust
4.541% due 09/25/2035	20,566	15,244
5.346% due 11/25/2035	1,330	814

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	1,773	1,598
0.736% due 07/19/2046	15,096	5,500
0.776% due 05/19/2035	2,091	771
5.908% due 08/19/2036	3,084	1,459

Homebanc Mortgage Trust
0.702% due 12/25/2036	1,718	722
5.797% due 04/25/2037	1,430	964

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	1,441	985

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	6,533	2,330

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	5,338	4,921
0.712% due 09/25/2046	12,075	4,454
5.099% due 09/25/2035	1,309	739
5.278% due 06/25/2035	1,313	744

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	9,790	6,627
5.794% due 02/12/2051	9,500	6,313

Lehman XS Trust
0.602% due 07/25/2046	47	46

Luminent Mortgage Trust
0.692% due 12/25/2036	8,869	3,113
0.722% due 10/25/2046	3,180	1,312

MASTR Adjustable Rate Mortgages Trust
0.762% due 05/25/2037	1,445	601

Merrill Lynch Alternative Note Asset
0.822% due 03/25/2037	2,000	637
5.607% due 06/25/2037	1,606	653

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	7,377	5,293

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	1,586	880

Morgan Stanley Capital I
5.881% due 06/11/2049	3,000	2,158

Opteum Mortgage Acceptance Corp.
0.782% due 07/25/2035	1,035	862

Residential Accredit Loans, Inc.
0.822% due 08/25/2035	3,204	1,399
5.220% due 08/25/2035	1,019	441
5.714% due 02/25/2036	1,165	558

Residential Asset Securitization Trust
0.972% due 12/25/2036	2,147	965
6.250% due 10/25/2036	3,000	1,388
6.500% due 08/25/2036	1,000	388

Securitized Asset Sales, Inc.
5.315% due 11/26/2023	85	75

Sequoia Mortgage Trust
5.546% due 01/20/2047	2,953	1,725

Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036	1,261	603

Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	2,560	2,429
0.742% due 05/25/2046	6,659	2,393

Structured Asset Securities Corp.
0.572% due 05/25/2036	246	226
4.440% due 12/25/2034	68	64
4.863% due 10/25/2035	3,642	2,157

See Accompanying Notes	Annual Report	March 31, 2009	121

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	$224	$221

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	1,170	1,005
0.642% due 09/25/2046	17,878	15,382

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	37,766	26,051

WaMu Mortgage Pass-Through Certificates
2.373% due 01/25/2047	8,388	2,607
2.393% due 04/25/2047	12,466	4,945
2.443% due 12/25/2046	3,355	1,241
2.833% due 11/25/2042	662	403
3.133% due 07/25/2046	15,095	7,714
3.133% due 11/25/2046	2,697	1,787
5.588% due 12/25/2036	12,455	6,231
5.845% due 02/25/2037	12,651	7,440
5.930% due 09/25/2036	6,279	3,561

Wells Fargo Mortgage-Backed Securities Trust
3.734% due 09/25/2034	4,505	3,714

Total Mortgage-Backed Securities (Cost $396,068)		273,308

ASSET-BACKED SECURITIES 0.9%

Aames Mortgage Investment Trust
0.672% due 08/25/2035	175	163

ACE Securities Corp.
0.572% due 07/25/2036	515	504
0.582% due 10/25/2036	219	160

American Express Credit Account Master Trust
1.506% due 08/15/2012	10,300	10,104

Argent Securities, Inc.
0.572% due 10/25/2036	1,127	1,083

Asset-Backed Funding Certificates
0.582% due 11/25/2036	438	404
0.872% due 06/25/2034	8,608	4,298

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	90	89

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	523	437
0.602% due 10/25/2036	691	596
0.852% due 01/25/2036	469	414
0.972% due 03/25/2043	83	77

Bravo Mortgage Asset Trust
0.652% due 07/25/2036	62	61

Citigroup Mortgage Loan Trust, Inc.
0.602% due 01/25/2037	471	373

Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	1,671	1,577
0.632% due 10/25/2046	3,255	2,928

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	8,066	7,190

Fremont Home Loan Trust
0.572% due 10/25/2036	617	560
0.582% due 01/25/2037	792	674

GSAA Trust
0.822% due 03/25/2037	2,000	338

GSAMP Trust
0.562% due 10/25/2046	977	894
0.592% due 10/25/2036	105	85

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	953	594

Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	315	308

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	596	547
0.562% due 08/25/2036	176	173

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.572% due 07/25/2036		$1,215	$1,122
0.572% due 08/25/2036		2,128	1,917

Lehman XS Trust
0.602% due 11/25/2046		5,196	4,860

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036		354	326

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011		1,300	1,291

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037		1,445	1,398
0.582% due 04/25/2037		8	8
0.592% due 07/25/2037		1,801	1,632

Morgan Stanley ABS Capital I
0.562% due 10/25/2036		2,182	1,994
0.572% due 09/25/2036		1,404	1,331

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036		396	362

Morgan Stanley Mortgage Loan Trust
0.882% due 04/25/2037		2,000	762

Option One Mortgage Loan Trust
0.562% due 02/25/2037		93	90

Park Place Securities, Inc.
0.782% due 09/25/2035		401	258

Residential Asset Securities Corp.
0.592% due 11/25/2036		3,336	3,211

Securitized Asset-Backed Receivables LLC Trust
0.572% due 09/25/2036		560	491

Soundview Home Equity Loan Trust
0.582% due 11/25/2036		1,797	1,466
0.622% due 10/25/2036		38	37

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		206	197

Structured Asset Investment Loan Trust
0.572% due 07/25/2036		343	300

Structured Asset Securities Corp.
0.572% due 10/25/2036		3,678	3,222

Total Asset-Backed Securities (Cost $71,647)			60,906

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
1.645% due 10/04/2011		15,200	15,243

Total Sovereign Issues (Cost $15,189)			15,243

FOREIGN CURRENCY-DENOMINATED ISSUES 4.1%

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,511	4,307

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		46,160	19,533

Credit Logement S.A.
1.874% due 06/23/2015	EUR	1,400	1,605

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	18,967
6.500% due 09/15/2067	GBP	9,400	5,799

Green Valley Ltd.
6.329% due 01/10/2011	EUR	5,400	6,878

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,533,920	48,414
1.100% due 12/10/2016		10,702,010	93,577
1.200% due 06/10/2017		8,613,720	74,614

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)		2,100,000	1,697

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	5,200	$1,589

Silver Arrow S.A.
1.341% due 08/15/2014		3,621	4,770

Svenska Handelsbanken AB
1.830% due 03/16/2015		2,900	3,189

Total Foreign Currency- Denominated Issues (Cost $345,423)			284,939

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		8,200	3,928

Total Convertible Preferred Stocks (Cost $8,200)			3,928

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.7%

CERTIFICATES OF DEPOSIT 2.0%

Sao Paolo IMI NY
1.924% due 06/09/2010		$13,500	13,499

Unicredito Italiano NY
1.156% due 05/15/2009		93,500	93,500
1.156% due 05/18/2009		36,300	36,296

			143,295

REPURCHASE AGREEMENTS 6.5%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		17,720	17,720
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $18,076. Repurchase proceeds are $17,720.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		181,700	181,700
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.125% due 04/30/2010 - 01/31/2014 valued at $183,655. Repurchase proceeds are $181,701.)
0.190% due 04/01/2009		186,388	186,388
(Dated 03/31/2009. Collateralized by Fannie Mae 3.875% - 4.750% due 11/19/2012 - 07/12/2013 valued at $190,671. Repurchase proceeds are $186,388.)
0.200% due 04/08/2009		4,931	4,931
(Dated 03/31/2009. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $4,978. Repurchase proceeds are $4,931.)
0.270% due 04/01/2009		62,100	62,100

(Dated 03/31/2009. Collateralized by Bank of America Corp. 2.100% due 04/30/2012 valued at $25,602 and Goldman Sachs Group, Inc. 1.625% due 07/15/2011 valued at $38,290. Repurchase proceeds are $62,100.)

			452,839

U.S. CASH MANAGEMENT BILLS 0.2%
0.980% due 05/15/2009 (g)		12,000	12,000

122	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 7.0%
0.191% due 04/02/2009 - 06/11/2009 (b)(e)(g)	$485,390	$485,329

Total Short-Term Instruments (Cost $1,093,468)		1,093,463

PURCHASED OPTIONS (i) 0.1%
(Cost $5,616)		4,637

Total Investments 189.3% (Cost $13,416,446)		$13,208,018

Written Options (j) (0.9%) (Premiums $22,715)		(65,492)

Other Assets and Liabilities (Net) (88.4%)		(6,165,820)

Net Assets 100.0%		$6,976,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The CommodityRealReturn Strategy Fund® is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $396,755 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $3,311,347 at a weighted average interest rate of 1.834%. On March 31, 2009, securities valued at $3,642,228 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $48,427 and cash of $12,439 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	319	$3,153
90-Day Euribor June Futures	Long	06/2010	303	40
90-Day Euribor March Futures	Long	03/2010	303	35
90-Day Euribor September Futures	Long	09/2009	530	4,679
90-Day Euribor September Futures	Long	09/2010	304	45
90-Day Eurodollar December Futures	Long	12/2009	2,052	12,859
90-Day Eurodollar June Futures	Long	06/2009	2,999	19,420
90-Day Eurodollar June Futures	Long	06/2010	521	1,375
90-Day Eurodollar March Futures	Long	03/2010	1,926	8,837
90-Day Eurodollar September Futures	Long	09/2009	3,174	23,277
90-Day Eurodollar September Futures	Long	09/2010	480	1,139
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	274
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,342	12,146
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	739	110
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	45	289

				$87,678

(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	JPM	(0.600%	)	06/20/2015	1.250%	$7,500	$270	$0	$270
Altria Group, Inc.	GSC	(1.417%	)	03/20/2019	1.131%	20,000	(481)	0	(481)
AutoZone, Inc.	BOA	(1.110%	)	06/20/2016	1.054%	10,000	(40)	0	(40)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	1.902%	5,000	278	0	278
Burlington Northern Santa Fe Corp.	BCLY	(0.720%	)	06/20/2017	0.837%	2,500	20	0	20
Citigroup, Inc.	BNP	(1.000%	)	06/20/2018	5.318%	1,000	241	0	241
Citigroup, Inc.	DUB	(0.950%	)	06/20/2018	5.318%	3,000	731	0	731
Citigroup, Inc.	DUB	(1.010%	)	06/20/2018	5.318%	3,000	721	0	721
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.200%	5,000	90	0	90
Computer Sciences Corp.	BCLY	(0.870%	)	03/20/2018	0.700%	2,500	(34)	0	(34)
Consolidated Natural Gas Co.	UBS	(0.590%	)	03/20/2014	0.694%	1,000	5	0	5
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%	1,900	253	0	253
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%	10,000	1,856	0	1,856

See Accompanying Notes	Annual Report	March 31, 2009	123

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Group	BCLY	(1.600%	)	06/20/2013	1.830%	$19,700	$163	$0	$163
Credit Suisse Group	JPM	(1.792%	)	06/20/2013	1.830%	15,200	12	0	12
CSX Corp.	CSFB	(1.050%	)	03/20/2018	1.589%	5,000	196	0	196
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	2.818%	1,000	(8)	0	(8)
DISH DBS Corp.	CITI	(3.650%	)	12/20/2013	3.518%	5,000	(34)	0	(34)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	2.818%	2,000	(22)	0	(22)
FirstEnergy Corp.	CSFB	(0.500%	)	12/20/2011	1.180%	2,500	44	0	44
Home Depot, Inc.	GSC	(1.920%	)	03/20/2016	1.768%	2,500	(53)	0	(53)
Hospira, Inc.	MSC	(1.030%	)	06/20/2014	1.056%	2,500	2	0	2
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%	8,000	3,155	0	3,155
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	19.688%	1,700	668	0	668
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.932%	1,300	(12)	0	(12)
Kraft Foods, Inc.	CITI	(0.980%	)	06/20/2018	0.932%	2,000	(8)	0	(8)
Kraft Foods, Inc.	GSC	(0.860%	)	03/20/2018	0.936%	4,000	22	0	22
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	0.927%	3,000	(6)	0	(6)
Kraft Foods, Inc.	RBS	(1.130%	)	03/20/2018	0.936%	2,000	(30)	0	(30)
Kroger Co.	BNP	(0.360%	)	12/20/2012	1.083%	7,800	199	0	199
Kroger Co.	BOA	(0.900%	)	09/20/2017	1.063%	5,000	58	0	58
Kroger Co.	MSC	(0.595%	)	03/20/2015	1.119%	13,800	388	0	388
Ltd. Brands, Inc.	MSC	(3.113%	)	09/20/2017	4.328%	2,000	138	0	138
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	5.790%	2,000	382	0	382
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	7.136%	1,500	189	0	189
Marriott International, Inc.	CSFB	(0.640%	)	12/20/2012	4.243%	8,500	981	0	981
Marriott International, Inc.	GSC	(0.640%	)	12/20/2012	4.243%	14,400	1,661	0	1,661
Marriott International, Inc.	MSC	(0.630%	)	12/20/2012	4.243%	13,600	1,573	0	1,573
Marsh & McLennan Cos., Inc.	BOA	(1.180%	)	09/20/2015	0.890%	2,500	(44)	0	(44)
Masco Corp.	BCLY	(0.870%	)	12/20/2012	5.250%	3,800	519	0	519
Masco Corp.	BOA	(0.870%	)	12/20/2012	5.250%	6,700	915	0	915
Masco Corp.	DUB	(0.840%	)	12/20/2012	5.250%	14,400	1,980	0	1,980
Masco Corp.	MSC	(0.860%	)	12/20/2012	5.250%	15,000	2,053	0	2,053
Merrill Lynch & Co., Inc.	JPM	(0.920%	)	12/20/2012	6.006%	9,500	1,437	0	1,437
Merrill Lynch & Co., Inc.	JPM	(1.350%	)	09/20/2017	5.204%	5,000	1,044	0	1,044
Motorola, Inc.	DUB	(2.600%	)	12/20/2017	2.638%	4,000	6	0	6
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	2.938%	5,000	773	0	773
Newell Rubbermaid, Inc.	GSC	(0.319%	)	12/20/2012	2.750%	4,200	343	0	343
NiSource Finance Corp.	MSC	(1.470%	)	03/20/2019	4.195%	6,000	1,053	0	1,053
Nucor Corp.	CSFB	(0.486%	)	12/20/2017	1.264%	4,000	227	0	227
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.838%	3,000	0	0	0
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.906%	1,500	0	0	0
Pearson Dollar Finance Two PLC	CITI	(0.570%	)	06/20/2013	0.906%	1,500	20	0	20
Prudential Financial, Inc.	BCLY	(0.870%	)	06/20/2017	9.041%	2,000	689	0	689
Qwest Capital Funding, Inc.	JPM	(3.250%	)	09/20/2009	6.064%	12,000	145	0	145
Rexam PLC	BCLY	(1.450%	)	06/20/2013	4.048%	800	74	0	74
Rexam PLC	CITI	(1.450%	)	06/20/2013	4.048%	12,000	1,111	0	1,111
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	3.295%	6,900	588	0	588
Safeway, Inc.	BNP	(0.340%	)	12/20/2012	0.932%	8,100	170	0	170
Sempra Energy	BOA	(0.580%	)	06/20/2018	1.132%	3,000	127	0	127
Sempra Energy	DUB	(0.550%	)	06/20/2018	1.132%	1,500	67	0	67
Sherwin-Williams Co.	BOA	(0.430%	)	12/20/2012	0.950%	7,100	130	0	130
Staples, Inc.	MSC	(0.700%	)	12/20/2012	2.091%	6,400	305	0	305
Target Corp.	GSC	(1.180%	)	03/20/2018	1.450%	4,000	78	0	78
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.785%	3,500	132	0	132
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	3.119%	2,500	258	0	258
Telecom Italia Capital S.A.	JPM	(1.530%	)	06/20/2018	3.119%	7,500	785	0	785
TJX Cos., Inc.	MSC	(0.460%	)	12/20/2012	0.972%	6,900	125	0	125
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%	3,500	568	0	568
Tyco International Group S.A.	BOA	(0.750%	)	12/20/2013	2.412%	8,000	552	0	552
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%	11,000	901	0	901
Verizon Communications, Inc.	GSC	(0.900%	)	06/20/2017	1.045%	5,000	50	0	50
Viacom, Inc.	BOA	(1.930%	)	06/20/2016	2.525%	2,500	85	0	85
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	2.386%	4,000	340	0	340
Weatherford International Ltd.	BOA	(0.560%	)	03/20/2016	3.390%	5,000	776	0	776
Whirlpool Corp.	BNP	(0.680%	)	12/20/2012	5.133%	7,100	988	0	988

							$32,938	$0	$32,938

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	2.162%	$5,800	$(266)	$0	$(266)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	13.959%	3,000	(755)	0	(755)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	13.959%	3,300	(826)	0	(826)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	13.959%	8,500	(2,138)	0	(2,138)

124	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	$2,500	$(279)	$0	$(279)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	7.751%	22,200	(4,431)	0	(4,431)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	10.020%	5,100	(321)	0	(321)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	2,000	(248)	0	(248)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	10.020%	4,000	(252)	0	(252)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	1,600	(65)	0	(65)
GMAC LLC	BCLY	3.050%	09/20/2012	18.913%	3,200	(1,133)	0	(1,133)
GMAC LLC	BOA	3.100%	06/20/2011	21.034%	3,500	(1,011)	0	(1,011)
GMAC LLC	GSC	3.050%	09/20/2012	18.913%	8,000	(2,833)	0	(2,833)
GMAC LLC	JPM	5.400%	09/20/2012	18.913%	3,000	(902)	0	(902)
GMAC LLC	JPM	5.450%	09/20/2012	18.913%	3,000	(899)	0	(899)
GMAC LLC	JPM	7.550%	09/20/2012	18.913%	10,000	(2,517)	0	(2,517)
GMAC LLC	MSC	6.850%	06/20/2012	19.205%	5,200	(1,353)	0	(1,353)
GMAC LLC	MSC	7.500%	09/20/2012	18.913%	10,000	(2,529)	0	(2,529)
GMAC LLC	UBS	3.620%	06/20/2011	21.034%	1,000	(271)	0	(271)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	2.961%	6,100	(422)	0	(422)
Goldman Sachs Group, Inc.	JPM	0.750%	09/20/2012	2.961%	7,100	(490)	0	(490)
Goldman Sachs Group, Inc.	MLP	0.750%	09/20/2012	2.961%	4,000	(276)	0	(276)
Goldman Sachs Group, Inc.	MSC	0.800%	09/20/2012	2.961%	6,800	(458)	0	(458)
Goldman Sachs Group, Inc.	RBS	0.780%	09/20/2012	2.961%	2,000	(136)	0	(136)

						$(24,811)	$0	$(24,811)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	$193,346	$17,304	$1,816	$15,488
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	99,942	8,945	1,415	7,530
CDX.IG-9 10-Year Index 3-7%	BCLY	(6.550%	)	12/20/2017	16,900	8,980	0	8,980
CDX.IG-9 10-Year Index 3-7%	GSC	(6.550%	)	12/20/2017	6,300	3,347	0	3,347

						$38,576	$3,231	$35,345

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 5-Year Index 25-35%	GSC	6.385%	12/20/2012	$4,200	$(1,532)	$0	$(1,532)
CDX.HY-9 5-Year Index 25-35%	MLP	6.510%	12/20/2012	3,100	(1,120)	0	(1,120)
CDX.HY-9 5-Year Index 25-35%	MLP	6.690%	12/20/2012	5,000	(1,783)	0	(1,783)
CDX.HY-9 5-Year Index 25-35%	MSC	6.570%	12/20/2012	16,900	(6,080)	0	(6,080)
CDX.IG-9 5-Year Index 15-30%	MSC	1.130%	12/20/2012	3,400	(33)	0	(33)
CDX.IG-9 5-Year Index 30-100%	CITI	0.710%	12/20/2012	23,529	12	0	12
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,945	5	0	5
CMBX.NA AAA 3 Index	GSC	0.080%	12/13/2049	13,210	(4,448)	(2,021)	(2,427)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	41,860	(14,097)	(6,695)	(7,402)

					$(29,076)	$(8,716)	$(20,360)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Annual Report	March 31, 2009	125

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	26,000	$156	$0	$156
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP		30,000	1,399	0	1,399
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		32,700	1,515	(77)	1,592
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		4,900	261	0	261
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		23,700	1,264	55	1,209
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		21,200	879	0	879
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		25,900	994	0	994
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		39,400	1,662	0	1,662
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	319	0	319
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		66,900	1,800	(139)	1,939
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		71,500	1,751	0	1,751
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		8,500	173	6	167
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP		5,500	117	11	106
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		5,700	116	0	116
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		13,600	268	0	268
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,500	73	0	73
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		6,600	117	3	114
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		9,200	184	0	184
Pay	1-Month EUR-FRCPXTOB Index	2.238%	06/20/2012	BCLY		40,000	1,471	0	1,471
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		32,700	189	0	189
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		45,000	235	27	208
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		26,000	(827)	0	(827)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		25,000	(741)	0	(741)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	46,000	(733)	(336)	(397)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		206,000	(1,815)	(49)	(1,766)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	464	92	372
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	668	70	598
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	2,658	462	2,196
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		$72,500	(15,650)	5,021	(20,671)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		40,700	(9,354)	(2,669)	(6,685)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		79,800	(18,341)	775	(19,116)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		44,900	(12,240)	(548)	(11,692)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		32,900	(8,969)	199	(9,168)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		94,700	3,532	(5,796)	9,328
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		3,600	135	(168)	303
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		57,600	(19,900)	(2,051)	(17,849)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		49,500	(17,102)	(3,787)	(13,315)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		14,100	(4,871)	(1,002)	(3,869)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	51,100	618	(525)	1,143
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY		234,600	8,702	(607)	9,309
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		45,300	1,680	(118)	1,798
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		62,000	3,672	1,046	2,626
Receive	30-Day USD-CMM Rate	4.000%	04/27/2009	MLP		$55,300	(823)	(2,094)	1,271
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		26,700	(4,423)	1,030	(5,453)
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS	GBP	35,000	1,098	0	1,098
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		7,500	376	31	345
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		24,200	974	48	926
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		39,100	1,304	0	1,304
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		8,000	(345)	0	(345)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		11,800	(338)	0	(338)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		4,250	(120)	0	(120)
Pay	GBP-UKRPI Index	3.488%	12/06/2027	RBS		4,500	(54)	0	(54)

							$(75,822)	$(11,090)	$(64,732)

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn December Futures	$445.000	11/26/2010	MSC	2,000	$53	$0	$53
Receive	CBOT Corn December Futures	447.000	11/26/2010	MSC	3,110	23	0	23
Pay	CBOT Wheat December Futures	(670.000)	11/20/2009	CITI	120	91	0	91
Pay	CBOT Wheat December Futures	(624.000)	11/25/2009	MSC	1,000	301	0	301
Pay	CBOT Wheat December Futures	(627.000)	11/25/2009	MSC	1,350	447	0	447
Receive	CBOT Wheat July Futures	607.340	06/25/2010	CITI	1,360	148	0	148
Pay	ICE Gas Oil June Futures	(472.479)	06/09/2010	MSC	29	(1,651)	0	(1,651)
Pay	ICE Gas Oil June Futures	(585.123)	06/09/2010	MSC	14	719	0	719
Receive	KCBT Wheat December Futures	680.000	11/20/2009	CITI	120	(82)	0	(82)
Receive	KCBT Wheat December Futures	636.000	11/25/2009	MSC	1,000	(245)	0	(245)
Receive	KCBT Wheat December Futures	638.510	11/25/2009	MSC	1,350	(364)	0	(364)
Receive	NYMEX Heating Oil June Futures	141.000	05/27/2010	MSC	9,156	2,107	0	2,107
Receive	NYMEX Heating Oil June Futures	177.000	05/27/2010	MSC	4,200	(511)	0	(511)

						$1,036	$0	$1,036

126	PIMCO Funds	See Accompanying Notes

March 31, 2009

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJAIGTR Index	9,304,943	3-Month U.S. Treasury Bill rate plus a specified spread	$1,008,700	04/28/2009	BCLY	$(20,666)
Receive	GSCITR Index	27,869	3-Month U.S. Treasury Bill rate plus a specified spread	13,800	04/28/2009	BCLY	145
Receive	DJAIGTR Index	1,976,406	3-Month U.S. Treasury Bill rate plus a specified spread	521,120	04/28/2009	CITI	(10,910)
Pay	DJAIWHTR Index	150,967	3-Month U.S. Treasury Bill rate plus a specified spread	7,550	04/28/2009	CITI	306
Receive	DJAIGTR Index	7,486,937	3-Month U.S. Treasury Bill rate plus a specified spread	994,730	04/28/2009	CSFB	(23,932)
Receive	DJAIGTR Index	3,739,993	3-Month U.S. Treasury Bill rate plus a specified spread	757,510	04/28/2009	GSC	8,567
Receive	DJAIGTR Index	1,532,712	3-Month U.S. Treasury Bill rate plus a specified spread	540,630	04/28/2009	JPM	(8,018)
Receive	DJAIGTR Index	3,123,833	3-Month U.S. Treasury Bill rate plus a specified spread	704,240	04/28/2009	MLP	(16,944)
Pay	DJAIGTR Index	137,084	3-Month U.S. Treasury Bill rate plus a specified spread	32,700	04/28/2009	MSC	788
Receive	DJAIGTR Index	9,525,835	3-Month U.S. Treasury Bill rate plus a specified spread	2,269,250	04/28/2009	MSC	(54,685)
Pay	SPGCCNTR Index	118,126	3-Month U.S. Treasury Bill rate plus a specified spread	14,820	04/28/2009	MSC	(308)
Pay	DJAIHGTR Index	33,200	3-Month U.S. Treasury Bill rate plus a specified spread	13,640	04/28/2009	MYC	(279)
Receive	DJAIGTR Index	1,014,367	3-Month U.S. Treasury Bill rate plus a specified spread	228,680	04/28/2009	RBS	(5,501)

							$(131,437)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Purchased options outstanding on March 31, 2009:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX WTI Crude December Futures	$102.000	12/31/2009	502	$4,428	$254

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$19,100	$204	$719
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,900	137	486
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,900	105	373
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	45,600	490	1,718
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	23,900	252	1,087

							$1,188	$4,383

(j)	Written options outstanding on March 31, 2009:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$300.000	12/31/2009	502	$4,428	$202

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	809	$183	$195
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	37,500,000	1,492	61
Call - OTC DJAIGTR January Futures	250.000	01/11/2011	19,800,000	756	29
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	68,000,000	0	194
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	809	270	173
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	247	77	53
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	37,500,000	2,035	10,954
Put - OTC DJAIGTR January Futures	160.000	01/11/2011	19,800,000	1,071	5,757
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	68,000,000	0	18,501

				$5,884	$35,917

See Accompanying Notes	Annual Report	March 31, 2009	127

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$64,800	$484	$104
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,000	100	338
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	108	364
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	8,000	57	13
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	64,000	2,058	9,242
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	209
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,300	142	474
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	65,400	1,373	3,801
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	13,300	126	21
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	3,300	111	364
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	38,100	958	2,214
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	15,200	495	1,674
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	8,000	245	957
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	65,000	2,044	9,386
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	65,000	2,044	212

							$12,403	$29,373

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	389,620,933	$1,489,300	$94,710
Sales	136,028,579	325,700	27,240
Closing Buys	(136,009,177)	(696,200)	(46,748)
Expirations	(139,030,658)	(589,000)	(45,456)
Exercised	(7,310)	(44,100)	(7,031)

Balance at 03/31/2009	250,602,367	$485,700	$22,715

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	03/01/2039	$109,200	$111,299	$111,845
Fannie Mae	5.000%	04/01/2039	116,000	118,249	119,679
Fannie Mae	5.500%	04/01/2039	379,400	388,066	393,805
Freddie Mac	6.000%	04/01/2039	48,000	49,552	50,183
Treasury Inflation Protected Securities	3.875%	04/15/2029	10,202	13,178	13,145

				$680,344	$688,657

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	26,417	04/2009	$0	$(1,545)	$(1,545)
Buy		BCLY	1,949	05/2009	0	(9)	(9)
Buy		UBS	26,876	05/2009	0	(187)	(187)
Sell	BRL	BCLY	54,698	06/2009	0	(730)	(730)
Buy		HSBC	48,560	06/2009	237	0	237
Sell		HSBC	53,051	06/2009	2	(818)	(816)
Buy		RBC	347	06/2009	0	(35)	(35)
Sell	CAD	MSC	354	04/2009	4	0	4
Buy		UBS	360	04/2009	6	0	6
Sell	CHF	UBS	11,295	06/2009	0	(316)	(316)
Buy	CNY	BCLY	86,988	05/2009	164	0	164
Buy		DUB	133,245	07/2009	0	(1,161)	(1,161)
Buy		HSBC	92,984	07/2009	0	(762)	(762)
Buy		BCLY	97,383	09/2009	0	(161)	(161)
Buy		CITI	42,401	09/2009	67	0	67
Sell		DUB	23,254	09/2009	0	(87)	(87)
Buy		HSBC	133,642	09/2009	0	(195)	(195)
Sell		JPM	213,691	09/2009	0	(799)	(799)
Buy	EUR	BCLY	27,729	04/2009	1,454	0	1,454
Sell		CSFB	21,633	04/2009	0	(1,431)	(1,431)
Sell		HSBC	51,163	04/2009	0	(3,363)	(3,363)
Sell		RBC	1,540	04/2009	0	0	0
Buy		RBS	3,026	04/2009	0	(80)	(80)
Buy	GBP	BCLY	1,571	04/2009	23	0	23
Sell		BCLY	84	04/2009	2	0	2
Sell		DUB	9,793	04/2009	145	0	145

128	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	HSBC	740	04/2009	$14	$0	$14
Sell		MSC	16,390	04/2009	192	0	192
Buy		RBS	3,405	04/2009	0	(69)	(69)
Sell		RBS	3,142	04/2009	0	(15)	(15)
Buy		UBS	4,200	04/2009	0	(170)	(170)
Sell	JPY	BNP	10,865,107	05/2009	1,885	0	1,885
Sell		MSC	10,865,107	06/2009	1,735	0	1,735
Buy	MXN	BCLY	1,900	05/2009	1	0	1
Sell		BCLY	26,249	05/2009	26	0	26
Buy		CITI	4,576	05/2009	2	(43)	(41)
Sell		CITI	1,997	05/2009	0	(2)	(2)
Buy		HSBC	3,471	05/2009	0	(1)	(1)
Buy		JPM	1,900	05/2009	2	0	2
Buy		MLP	16,399	05/2009	0	(60)	(60)
Buy		CITI	1,997	11/2009	2	0	2
Sell		CITI	2,579	11/2009	0	(3)	(3)
Buy		JPM	1,522	11/2009	0	0	0
Buy	MYR	BCLY	1,978	08/2009	0	(16)	(16)
Sell	PHP	CITI	8,748	08/2009	3	0	3
Sell	PLN	BCLY	15,692	05/2009	625	0	625
Buy		HSBC	556	05/2009	0	(81)	(81)
Sell		HSBC	1,084	05/2009	49	0	49
Sell		JPM	132,302	05/2009	5,052	0	5,052
Buy		RBS	129,713	05/2009	0	(20,890)	(20,890)
Buy		UBS	18,810	05/2009	0	(3,006)	(3,006)
Buy	RUB	BCLY	23,780	05/2009	0	(21)	(21)
Sell		BCLY	60,931	05/2009	51	0	51
Buy		HSBC	14,028	05/2009	0	(167)	(167)
Buy		JPM	23,123	05/2009	0	(181)	(181)
Buy	SGD	CITI	27,773	04/2009	0	(775)	(775)
Buy		DUB	17,618	04/2009	0	(360)	(360)
Sell		DUB	72,565	04/2009	900	0	900
Buy		HSBC	6,875	04/2009	0	(181)	(181)
Buy		RBS	11,710	04/2009	0	(270)	(270)
Buy		UBS	8,743	04/2009	0	(164)	(164)
Sell		CITI	10,414	07/2009	139	0	139
Buy		DUB	89	07/2009	0	0	0
Buy		HSBC	10,443	07/2009	0	(360)	(360)

					$12,782	$(38,514)	$(25,732)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$6,768	$13,199,299	$1,951	$13,208,018
Short Sales, at value	0	(688,657)	0	(688,657)
Other Financial Instruments ++	87,678	(191,221)	(72,024)	(175,567)

Total	$94,446	$12,319,421	$(70,073)	$12,343,794

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$28,310	$(36,414)	$0	$29,125	$(11,400)	$(7,670)	$1,951
Other Financial Instruments ++	(132,025)	36,412	0	(17,044)	41,273	(640)	(72,024)

Total	$(103,715)	$(2)	$0	$12,081	$29,873	$(8,310)	$(70,073)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	129

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class D
03/31/2009	$12.56	$0.55	$(2.81)	$(2.26)	$(0.59)	$0.00
03/31/2008	12.75	0.88	(0.14)	0.74	(0.93)	0.00
03/31/2007	12.57	0.69	0.21	0.90	(0.68)	(0.04)
03/31/2006	12.61	0.82	(0.09)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.77	(0.17)	0.60	(0.70)	(0.07)

All Asset All Authority Fund
Class D
03/31/2009	$10.94	$0.38	$(1.69)	$(1.31)	$(0.49)	$(0.12)
03/31/2008	10.66	0.69	0.36	1.05	(0.77)	0.00
03/31/2007	10.59	0.54	0.11	0.65	(0.56)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.45	(0.29)	0.16	(0.51)	(0.02)

Fundamental Advantage Tax Efficient Strategy Fund
Class D
07/31/2008 - 03/31/2009	$9.95	$0.26	$(1.68)	$(1.42)	$0.00	$(0.50)

Fundamental Advantage Total Return Strategy Fund
Class D
07/31/2008 - 03/31/2009	$9.81	$0.23	$(0.57)	$(0.34)	$(0.01)	$(5.11)

Fundamental IndexPLUSTM Fund
Class D
03/31/2009	$9.51	$0.23	$(5.21)	$(4.98)	$0.00	$0.00
03/31/2008	10.92	0.48	(1.32)	(0.84)	(0.09)	(0.03)
12/29/2006 - 03/31/2007	10.72	0.12	0.08	0.20	0.00	0.00

Fundamental IndexPLUSTM TR Fund
Class D
03/31/2009	$9.38	$0.38	$(4.85)	$(4.47)	$0.00	$(0.08)
03/31/2008	10.42	0.47	(0.83)	(0.36)	(0.16)	0.00
03/31/2007	10.28	0.42	1.08	1.50	(1.36)	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.43)	0.00

Global Multi-Asset Fund
Class D
10/29/2008 - 03/31/2009	$10.00	$0.15	$(0.53)	$(0.38)	$(0.32)	$0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(c)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(d)	Ratio of expenses to average net assets includes line of credit expense.
(e)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

130	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.59)	$9.71	(18.31)%	$191,631	0.705	%(i)(j)	0.705	%(i)(j)	4.92%		89%
0.00	(0.93)	12.56	5.92	328,258	0.805	(g)	0.805	(g)	6.87		96
0.00	(0.72)	12.75	7.33	330,304	0.835	(e)	0.835	(e)	5.50		86
0.00	(0.77)	12.57	5.83	460,375	0.87	(c)	0.87	(c)	6.40		56
0.00	(0.77)	12.61	4.73	227,657	0.86	(b)	0.86	(b)	6.08		92

$0.00	$(0.61)	$9.02	(12.07)%	$57,816	1.05	%(d)(i)	0.75	%(i)	3.87%		117%
0.00	(0.77)	10.94	10.26	36,373	2.41	(d)	0.85		6.35		116
0.00	(0.58)	10.66	6.27	14,482	2.41	(d)(f)	0.87	(f)	5.12		128
0.00	(0.53)	10.59	1.41	13,933	2.03	*(c)(d)	0.90	*(c)	6.31	*	62

$0.00	$(0.50)	$8.03	(13.94)%	$29	1.29	%*	1.29	%*	4.51	%*	201%

$0.00	$(5.12)	$4.35	(2.02)%	$99	2.75	%*	1.29	%*	7.08	%*	621%

$(0.08)	$(0.08)	$4.45	(52.53)%	$24	1.71%		1.10%		3.56%		501%
(0.45)	(0.57)	9.51	(8.24)	9	1.17		1.10		4.33		67
0.00	0.00	10.92	1.91	10	1.05	*	1.05	*	4.55	*	23

$(0.04)	$(0.12)	$4.79	(47.80)%	$1,712	2.07%		1.19%		5.19%		564%
(0.52)	(0.68)	9.38	(4.02)	10,220	1.70		1.19		4.48		279
0.00	(1.36)	10.42	15.03	10,834	1.14		1.14		3.98		464
0.00	(0.43)	10.28	7.24	5,617	1.14	*	1.14	*	3.36	*	426

$0.00	$(0.32)	$9.30	(3.92)%	$17,099	1.12	%*(h)	1.12	%*(h)	3.89	%*	83%

(f)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.825%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.82%.
(i)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.20% to 0.20%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.725%.

Annual Report	March 31, 2009	131

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

International StocksPLUS® TR Strategy Fund (Unhedged)
Class D
03/31/2009	$9.49	$0.36	$(5.12)	$(4.76)	$0.00	$(0.06)
03/31/2008	10.20	0.45	(0.35)	0.10	(0.36)	0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.42)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class D
03/31/2009	$10.22	$0.54	$(4.38)	$(3.84)	$0.00	$0.00
03/31/2008	12.16	0.53	(2.13)	(1.60)	(0.28)	(0.06)
03/31/2007	12.33	0.46	1.17	1.63	(1.80)	0.00
03/31/2006	10.40	0.38	2.95	3.33	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.03)	(0.34)

Real Return Fund
Class D
03/31/2009	$11.45	$0.25	$(1.01)	$(0.76)	$(0.30)	$(0.39)
03/31/2008	10.89	0.57	0.91	1.48	(0.55)	(0.37)
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)

RealEstateRealReturn Strategy Fund
Class D
03/31/2009	$5.96	$0.18	$(4.10)	$(3.92)	$0.00	$0.00
03/31/2008	7.52	0.33	(1.13)	(0.80)	(0.76)	0.00
03/31/2007	9.11	0.25	1.30	1.55	(3.14)	0.00
03/31/2006	9.26	0.38	2.60	2.98	(3.03)	(0.10)
03/31/2005	11.96	0.24	1.31	1.55	(3.96)	(0.22)

Small Cap StocksPLUS® TR Fund
Class D
03/31/2009	$9.04	$0.28	$(3.69)	$(3.41)	$0.00	$0.00
03/31/2008	10.57	0.44	(1.46)	(1.02)	(0.39)	(0.12)
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.14)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.66%.
(e)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.

132	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.10)	$(0.16)	$4.57	(50.39)%	$497	2.08%		1.04%		4.78%	456%
(0.45)	(0.81)	9.49	0.54	633	1.56	(e)	1.06	(e)	4.33	384
0.00	(0.42)	10.20	6.30	537	1.09	*(d)	1.09	*(d)	4.33 *	197

$0.00	$0.00	$6.38	(37.57)%	$3,580	2.97%		1.15%		6.22%	1,001%
0.00	(0.34)	10.22	(13.57)	9,389	2.00	(f)	1.18	(f)	4.39	908
0.00	(1.80)	12.16	14.06	5,671	1.23	(c)	1.22	(c)	3.83	696
0.00	(1.40)	12.33	32.84	5,346	1.27	(b)	1.27	(b)	3.17	682
(0.15)	(1.52)	10.40	9.71	367	1.35		1.35		0.90	666

$0.00	$(0.69)	$10.00	(6.30)%	$1,003,987	1.12	%(j)	0.88	%(j)	2.42%	915%
0.00	(0.92)	11.45	14.33	1,121,850	0.90		0.90		5.22	806
(0.01)	(0.42)	10.89	4.53	873,320	0.90		0.90		3.19	480
0.00	(0.65)	10.82	0.35	1,124,170	0.90		0.90		4.37	388
0.00	(0.70)	11.42	3.00	1,210,596	0.90		0.90		3.12	369

$0.00	$0.00	$2.04	(65.77)%	$5,263	1.27	%(k)	1.18	%(k)	3.77%	1288%
0.00	(0.76)	5.96	(10.14)	7,106	1.20		1.19		5.08	900
0.00	(3.14)	7.52	19.69	9,471	1.19		1.19		2.85	538
0.00	(3.13)	9.11	35.56	18,720	1.21	(i)	1.21	(i)	3.80	337
(0.07)	(4.25)	9.26	10.13	6,954	1.24		1.24		2.32	510

$(0.02)	$(0.02)	$5.61	(37.80)%	$124	1.58%		1.09%		3.73%	609%
0.00	(0.51)	9.04	(10.07)	131	1.85	(h)	1.11	(h)	4.30	403
0.00	(0.14)	10.57	17.27	106	1.14	*(g)	1.14	*(g)	4.20 *	671

(f)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.98%.
(h)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(i)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.
(j)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.35%.
(k)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.40%.

Annual Report	March 31, 2009	133

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Fund
Class D
03/31/2009	$9.65	$0.28	$(4.57)	$(4.29)	$(0.59)	$0.00
03/31/2008	10.76	0.48	(1.02)	(0.54)	(0.57)	0.00
03/31/2007	10.10	0.42	0.65	1.07	(0.41)	0.00
03/31/2006	9.44	0.29	0.61	0.90	(0.24)	0.00
03/31/2005	9.44	0.10	0.39	0.49	(0.49)	0.00

StocksPLUS® Total Return Fund
Class D
03/31/2009	$9.99	$0.47	$(5.07)	$(4.60)	$(0.51)	$0.00
03/31/2008	11.83	0.55	(0.69)	(0.14)	(0.62)	(1.08)
03/31/2007	11.69	0.48	0.87	1.35	(0.46)	(0.75)
03/31/2006	12.35	0.42	0.77	1.19	(0.64)	(1.21)
03/31/2005	12.12	0.12	0.65	0.77	(0.12)	(0.42)

StocksPLUS® TR Short Strategy Fund
Class D
03/31/2009	$9.39	$0.33	$2.93	$3.26	$(0.28)	$(5.66)
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00

CommodityRealReturn Strategy® Fund
Class D
03/31/2009	$18.19	$0.34	$(9.59)	$(9.25)	$(0.65)	$(2.09)
03/31/2008	14.51	0.63	4.04	4.67	(0.99)	0.00
03/31/2007	13.94	0.35	0.73	1.08	(0.51)	0.00
03/31/2006	16.23	0.58	(0.16)	0.42	(1.82)	(0.07)
03/31/2005	15.66	0.38	1.14	1.52	(0.77)	(0.18)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(d)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.
(e)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(f)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.

134	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.59)	$4.77	(46.59)%	$2,572	1.53%		0.90%		3.83%	425%
0.00	(0.57)	9.65	(5.38)	5,345	1.03	(l)	0.93	(l)	4.35	67
0.00	(0.41)	10.76	10.80	9,804	0.97	(f)	0.97	(f)	4.05	76
0.00	(0.24)	10.10	9.56	14,793	1.03	(b)	1.03	(b)	2.95	239
0.00	(0.49)	9.44	5.32	12,434	1.05		1.05		1.05	371

$(0.06)	$(0.57)	$4.82	(47.20)%	$4,352	2.94%		1.04%		6.24%	521%
0.00	(1.70)	9.99	(2.56)	7,144	3.10	(k)	1.07	(k)	4.78	411
0.00	(1.21)	11.83	11.74	3,949	1.11	(e)	1.11	(e)	4.08	284
0.00	(1.85)	11.69	9.87	3,595	1.16	(d)	1.16	(d)	3.39	322
0.00	(0.54)	12.35	6.20	1,430	1.19	(c)	1.19	(c)	1.00	414

$0.00	$(5.94)	$6.71	45.75%	$47,833	2.40%		1.09%		4.12%	515%
0.00	(0.40)	9.39	17.80	9,449	1.65	(j)	1.11	(j)	3.89	220
0.00	(0.36)	8.37	(4.52)	239	1.14	*	1.14	*	4.31 *	413

$0.00	$(2.74)	$6.20	(51.12)%	$426,678	1.59	%(m)	1.24	%(n)	2.57%	979%
0.00	(0.99)	18.19	33.40	1,332,737	1.25	(h)	1.24	(i)	4.03	697
0.00	(0.51)	14.51	7.93	1,035,496	1.24	(g)	1.24	(g)	2.44	603
(0.82)	(2.71)	13.94	1.74	1,407,939	1.24		1.24		3.69	292
0.00	(0.95)	16.23	10.36	1,089,498	1.24		1.24		2.50	264

(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.28%.
(j)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%.
(k)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%.
(l)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.68%.
(n)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.

Annual Report	March 31, 2009	135

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM Fund

Assets:
Investments, at value	$0	$0	$4,200	$387,428	$142,258
Investments in Affiliates, at value	11,299,599	1,681,485	0	33,711	12,402
Repurchase agreements, at value	0	266	356	5,600	1,106
Cash	0	0	1	1,060	0
Deposits with counterparty	0	0	70	26,678	977
Foreign currency, at value	0	0	0	446	1,087
Receivable for investments sold	0	0	814	70,810	9,370
Receivable for investments in Affiliates sold	56,182	5,363	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	688
Receivable for Fund shares sold	8,349	9,038	144	12	0
Interest and dividends receivable	0	0	76	2,755	373
Dividends receivable from Affiliates	26,512	4,197	0	6	1
Variation margin receivable	0	0	0	36	59
Manager reimbursement receivable	335	0	0	0	0
Swap premiums paid	0	0	0	760	3
Unrealized appreciation on foreign currency contracts	0	0	0	323	402
Unrealized appreciation on swap agreements	0	0	2,438	24,653	19,526
Other assets	0	0	0	0	0
	11,390,977	1,700,349	8,099	554,278	188,252

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$221,525	$23,795
Payable for investments purchased	0	0	1,298	53,515	24,368
Payable for investments in Affiliates purchased	55,708	9,826	0	6	1
Payable for investments purchased on a delayed-delivery basis	0	0	0	5,441	0
Payable for short sales	0	0	0	18,683	0
Payable to counterparty	0	0	0	21,671	0
Payable for Fund shares redeemed	30,801	2,879	0	5	0
Payable for line of credit	0	199,861	0	0	0
Payable to advisor	27,997	0	0	0	0
Dividends payable	0	0	0	0	0
Overdraft due to custodian	0	0	0	0	1,870
Written options outstanding	0	0	0	151	21
Accrued investment advisory fee	1,565	235	3	114	23
Accrued supervisory and administrative fee	1,027	283	1	44	13
Accrued distribution fee	614	147	0	0	0
Accrued servicing fee	436	167	0	0	0
Variation margin payable	0	0	5	2,982	3
Recoupment payable to Manager	0	0	0	21	1
Swap premiums received	0	0	0	2,051	826
Unrealized depreciation on foreign currency contracts	0	0	0	912	959
Unrealized depreciation on swap agreements	0	0	1,996	5,524	73,877
Other liabilities	0	0	0	0	0
	118,148	213,398	3,303	332,645	125,757

Net Assets	$11,272,829	$1,486,951	$4,796	$221,633	$62,495

Net Assets Consist of:
Paid in capital	$15,125,097	$1,749,003	$5,694	$218,070	$120,165
Undistributed (overdistributed) net investment income	21,548	2,070	(442)	(19,050)	40,909
Accumulated undistributed net realized gain (loss)	(1,985,537)	(130,191)	72	50,243	(28,261)
Net unrealized appreciation (depreciation)	(1,888,279)	(133,931)	(528)	(27,630)	(70,318)
	$11,272,829	$1,486,951	$4,796	$221,633	$62,495

Net Assets:
Class D	$191,631	$57,816	$29	$99	$24
Other Classes	11,081,198	1,429,135	4,767	221,534	62,471

Shares Issued and Outstanding:
Class D	19,723	6,411	4	23	5

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$9.71	$9.02	$8.03	$4.35	$4.45

Cost of Investments Owned	$0	$0	$5,153	$425,254	$161,409
Cost of Investments in Affiliates Owned	$13,187,877	$1,815,416	$0	$33,711	$12,402
Cost of Repurchase Agreements Owned	$0	$266	$356	$5,600	$1,106
Cost of Foreign Currency Held	$0	$0	$0	$442	$1,083
Proceeds Received on Short Sales	$0	$0	$0	$18,472	$0
Premiums Received on Written Options	$0	$0	$0	$289	$51

136	PIMCO Funds	See Accompanying Notes

March 31, 2009

Fundamental IndexPLUSTM TR Fund	Global Multi-Asset Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund

$1,051,766	$137,962	$68,565	$746,035	$22,050,902	$556,728	$688,477
14,233	131,775	7,103	21,009	267,844	14,011	238
5,190	2,517	1,170	1,713	15,486	0	5,510
0	1	1	389	0	520	2
2,098	2,961	242	1,902	35,475	1,418	35,995
2,054	108	302	3,211	28,152	704	655
209,039	0	12,358	87,539	2,013,053	236,088	52,567
0	0	0	0	0	0	0
489	0	0	5,491	145,127	43,153	9,423
41	3,269	0	9	42,342	62	2,041
6,330	887	415	4,320	151,844	3,536	4,680
13	218	1	4	138	6	17
221	530	16	323	2,800	42	5,905
0	0	0	0	0	0	0
533	1,090	178	1,033	35,135	377	110
457	2	55	1,942	15,221	390	74
48,463	5,749	3,538	31,100	158,615	9,540	7,951
0	0	0	0	1,694	0	0
1,340,927	287,069	93,944	906,020	24,963,828	866,575	813,645

$123,942	$0	$13,231	$328,777	$5,436,550	$235,564	$0
299,292	5,663	32,216	146,833	2,081,985	189,289	201,663
13	218	1	5	138	6	17
129,432	0	2,339	57,293	4,116,543	92,373	108,938
93,790	0	0	54,391	546,477	134,739	932
34,877	4,370	4,850	37,811	275,542	29,232	10,160
15,580	232	0	19	33,618	73	34,992
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	1,184	0	0
1,065	0	0	0	892	0	0
123	197	3	62	36,810	851	133
282	93	12	82	2,360	71	208
132	27	8	56	2,820	39	118
2	8	0	3	1,041	3	1
3	12	0	3	1,213	4	0
0	0	0	0	0	0	5
2	3	3	0	0	0	16
3,040	5,104	428	10,471	42,989	3,663	567
1,585	5	283	8,278	39,184	982	1,335
100,045	3,872	1,843	30,101	305,471	7,409	2,339
0	0	0	0	0	67	0
803,205	19,804	55,217	674,185	12,924,817	694,365	361,424

$537,722	$267,265	$38,727	$231,835	$12,039,011	$172,210	$452,221

$618,538	$272,370	$46,759	$280,872	$13,831,942	$314,156	$672,853
43,317	(1,575)	(3,004)	(11,000)	55,603	(6,836)	(7,527)
(27,763)	(6,500)	(2,066)	(1,494)	(1,824,549)	(134,384)	(234,811)
(96,370)	2,970	(2,962)	(36,543)	(23,985)	(726)	21,706
$537,722	$267,265	$38,727	$231,835	$12,039,011	$172,210	$452,221

$1,712	$17,099	$497	$3,580	$1,003,987	$5,263	$124
536,010	250,166	38,230	228,255	11,035,024	166,947	452,097

358	1,840	109	561	100,418	2,579	22

$4.79	$9.30	$4.57	$6.38	$10.00	$2.04	$5.61

$1,101,529	$137,836	$74,094	$784,744	$22,065,015	$558,101	$700,919
$14,233	$135,580	$7,102	$21,007	$267,824	$14,010	$238
$5,190	$2,517	$1,170	$1,713	$15,486	$0	$5,510
$2,060	$107	$301	$3,196	$28,675	$714	$651
$92,593	$0	$0	$53,863	$537,010	$130,823	$932
$368	$197	$12	$198	$16,573	$426	$667

Annual Report	March 31, 2009	137

Statements of Assets and Liabilities (Cont.)	March 31, 2009

(Amounts in thousands, except per share amounts)	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Assets:
Investments, at value	$421,817	$257,868	$168,716
Investments in Affiliates, at value	25,014	14,906	5,006
Repurchase agreements, at value	1,737	1,190	6,139
Cash	341	0	1,055
Deposits with counterparty	9,365	6,581	20,702
Foreign currency, at value	3,512	903	710
Receivable for investments sold	53,548	115,033	44,676
Receivable for investments sold on a delayed-delivery basis	4,613	20,960	0
Receivable for Fund shares sold	106	16	6,154
Interest and dividends receivable	1,346	1,546	1,030
Dividends receivable from Affiliates	8	2	3
Variation margin receivable	7,283	1,025	78
Swap premiums paid	18	274	304
Unrealized appreciation on foreign currency contracts	684	220	147
Unrealized appreciation on swap agreements	5,058	1,816	2,382
Other assets	7	0	0
	534,457	422,340	257,102

Liabilities:
Payable for reverse repurchase agreements	$158,508	$83,547	$53,984
Payable for investments purchased	85,032	107,976	66,835
Payable for investments in Affiliates purchased	8	3	3
Payable for investments purchased on a delayed-delivery basis	0	28,679	4,877
Payable for short sales	10,380	58,114	1,246
Payable to counterparty	6,670	1,610	300
Payable for Fund shares redeemed	878	31	699
Overdraft due to custodian	0	601	0
Written options outstanding	35	22	126
Accrued investment advisory fee	45	39	46
Accrued supervisory and administrative fee	56	28	39
Accrued distribution fee	17	7	7
Accrued servicing fee	17	5	22
Variation margin payable	6,632	251	1,429
Swap premiums received	2,307	1,044	1,089
Unrealized depreciation on foreign currency contracts	1,742	851	559
Unrealized depreciation on swap agreements	23,659	9,097	3,526
	295,986	291,905	134,787

Net Assets	$238,471	$130,435	$122,315

Net Assets Consist of:
Paid in capital	$691,530	$301,581	$90,333
Undistributed net investment income	2,632	3,102	5,443
Accumulated undistributed net realized gain (loss)	(399,268)	(160,374)	41,773
Net unrealized (depreciation)	(56,423)	(13,874)	(15,234)
	$238,471	$130,435	$122,315

Net Assets:
Class D	$2,572	$4,352	$47,833
Other Classes	235,899	126,083	74,482

Shares Issued and Outstanding:
Class D	539	903	7,123

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$4.77	$4.82	$6.71

Cost of Investments Owned	$467,245	$271,372	$180,886
Cost of Investments in Affiliates Owned	$25,013	$14,905	$5,006
Cost of Repurchase Agreements Owned	$1,737	$1,190	$6,139
Cost of Foreign Currency Held	$3,505	$907	$711
Proceeds Received on Short Sales	$10,266	$57,507	$1,231
Premiums Received on Written Options	$96	$57	$241

138	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	March 31, 2009

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$12,752,339
Investments in Affiliates, at value	2,840
Repurchase agreements, at value	452,839
Cash	7,081
Deposits with counterparty	12,439
Foreign currency, at value	17,088
Receivable for investments sold	884,682
Receivable for investments sold on a delayed-delivery basis	3,130
Receivable for Fund shares sold	39,664
Interest and dividends receivable	77,967
Dividends receivable from Affiliates	142
Variation margin receivable	1,402
Swap premiums paid	14,183
Unrealized appreciation on foreign currency contracts	12,782
Unrealized appreciation on swap agreements	130,441
Other assets	729
14,409,748

Liabilities:
Payable for reverse repurchase agreements	$3,404,178
Payable for investments purchased	707,944
Payable for investments in Affiliates purchased	142
Payable for investments purchased on a delayed-delivery basis	1,954,049
Payable for short sales	688,657
Payable to counterparty	171,141
Payable for Fund shares redeemed	62,966
Written options outstanding	65,492
Accrued investment advisory fee	3,131
Accrued supervisory and administrative fee	1,918
Accrued distribution fee	394
Accrued servicing fee	372
Swap premiums received	30,758
Unrealized depreciation on foreign currency contracts	38,514
Unrealized depreciation on swap agreements	302,462
Other liabilities	924
7,433,042

Net Assets	$6,976,706

Net Assets Consist of:
Paid in capital	$8,062,783
Undistributed net investment income	236,807
Accumulated undistributed net realized (loss)	(952,354)
Net unrealized (depreciation)	(370,530)
$6,976,706

Net Assets:
Class D	$426,678
Other Classes	6,550,028

Shares Issued and Outstanding:
Class D	68,766

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$6.20

Cost of Investments Owned	$12,960,766
Cost of Investments in Affiliates Owned	$2,841
Cost of Repurchase Agreements Owned	$452,839
Cost of Foreign Currency Held	$17,022
Proceeds Received on Short Sales	$680,344
Premiums Received on Written Options	$22,715

Annual Report	March 31, 2009	139

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental Advantage Tax Efficient Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM Fund

Investment Income:
Interest	$121	$45	$376	$25,913	$11,881
Dividends	0	0	2	600	720
Dividends from Affiliate investments	804,933	84,914	0	8	2
Miscellaneous income	0	0	0	1	9
Total Income	805,054	84,959	378	26,522	12,612

Expenses:
Investment advisory fees	24,005	2,553	45	2,830	1,111
Supervisory and administrative fees	16,919	3,262	18	1,107	618
Servicing fees - Class D	698	120	0	0	0
Distribution and/or servicing fees - Other Classes	16,552	3,434	0	2	0
Trustees’ fees	0	0	0	1	0
Organization expense	0	0	23	21	0
Interest expense	161	3,911	0	2,634	1,199
Miscellaneous expense	0	0	0	0	2
Total Expenses	58,335	13,280	86	6,595	2,930
Reimbursement by Manager	(3,424)	0	(22)	0	0
Net Expenses	54,911	13,280	64	6,595	2,930

Net Investment Income	750,143	71,679	314	19,927	9,682

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	(134)	(12,058)	(25,235)
Net realized gain (loss) on Affiliate investments	(1,841,540)	(129,255)	0	3	1
Net capital gain distributions received from Underlying Funds	154,064	37,447	0	0	0
Net realized (loss) on futures contracts, written options and swaps	0	0	(581)	(14,696)	(99,289)
Net realized gain (loss) on foreign currency transactions	0	0	0	226	2,430
Net change in unrealized appreciation (depreciation) on investments	(118,759)	(26,867)	(968)	(39,128)	(6,692)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,888,278)	(133,931)	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	477	12,110	(27,507)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(579)	(2,022)
Net (Loss)	(3,694,513)	(252,606)	(1,206)	(54,122)	(158,314)

Net (Decrease) in Net Assets Resulting from Operations	$(2,944,370)	$(180,927)	$(892)	$(34,195)	$(148,632)

(1)	Period from October 29, 2008 to March 31, 2009.

140	PIMCO Funds	See Accompanying Notes

Fundamental IndexPLUSTM TR Fund	Global Multi-Asset Fund (1)	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund

$36,602	$728	$3,900	$29,135	$495,870	$27,882	$16,473
270	0	1	531	2,480	20	741
19	5,591	2	5	193	7	22
10	0	1	20	125	4	1
36,901	6,319	3,904	29,691	498,668	27,913	17,237

2,785	567	224	1,469	34,522	3,171	1,533
1,340	70	147	1,016	40,145	1,725	873
18	6	3	14	2,656	51	0
118	40	4	128	27,142	203	7
1	0	0	0	25	1	1
0	111	0	0	0	0	0
4,223	3	596	5,589	30,913	858	1,150
3	0	3	1	32	2	17
8,488	797	977	8,217	135,435	6,011	3,581
0	(378)	0	0	0	0	0
8,488	419	977	8,217	135,435	6,011	3,581

28,413	5,900	2,927	21,474	363,233	21,902	13,656

1,825	97	(1,972)	10,545	(1,356,420)	(112,255)	9,434
14	33	0	1	231	3	16
0	616	0	0	0	0	0
(263,295)	(9,804)	(34,166)	(224,306)	(107,489)	(541,069)	(261,169)
5,057	9	946	68,698	54,194	(1,330)	1,547
(56,359)	126	(5,239)	(43,515)	(141,948)	(6,695)	(12,264)
0	(3,805)	1	2	20	1	0
(12,512)	6,650	(290)	4,192	(19,179)	(23,043)	34,389
(2,570)	(1)	(822)	(4,045)	(37,043)	(902)	(1,351)
(327,840)	(6,079)	(41,542)	(188,428)	(1,607,634)	(685,290)	(229,398)

$(299,427)	$(179)	$(38,615)	$(166,954)	$(1,244,401)	$(663,388)	$(215,742)

Annual Report	March 31, 2009	141

Statements of Operations (Cont.)

Year Ended March 31, 2009
(Amounts in thousands)	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest	$23,587	$17,978	$11,891
Dividends	1,367	194	134
Dividends from Affiliate investments	9	4	4
Miscellaneous income	12	3	3
Total Income	24,975	18,179	12,032

Expenses:
Investment advisory fees	1,183	774	878
Supervisory and administrative fees	1,403	569	608
Servicing fees - Class D	11	15	71
Distribution and/or servicing fees - Other Classes	747	280	152
Trustees’ fees	1	0	0
Interest expense	2,846	3,807	1,759
Miscellaneous expense	2	1	1
Total Expenses	6,193	5,446	3,469

Net Investment Income	18,782	12,733	8,563

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(23,111)	(16,705)	(9,762)
Net realized gain on Affiliate investments	4	1	1
Net realized gain (loss) on futures contracts, written options and swaps	(223,140)	(106,132)	94,434
Net realized gain on foreign currency transactions	9,071	2,258	1,606
Net change in unrealized (depreciation) on investments	(32,889)	(15,243)	(13,901)
Net change in unrealized appreciation on Affiliate investments	1	1	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(4,500)	4,956	(4,473)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(6,596)	(2,274)	(1,064)
Net Gain (Loss)	(281,160)	(133,138)	66,841

Net Increase (Decrease) in Net Assets Resulting from Operations	$(262,378)	$(120,405)	$75,404

142	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2009
(Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$406,240
Dividends	560
Dividends from Affiliate investments	308
Miscellaneous income	123
Total Income	407,231

Expenses:
Investment advisory fees	56,152
Supervisory and administrative fees	37,003
Servicing fees - Class D	2,222
Distribution and/or servicing fees - Other Classes	16,385
Trustees’ fees	17
Interest expense	38,280
Miscellaneous expense	30
Total Expenses	150,089
Reimbursement by Manager	(8,906)
Net Expenses	141,183

Net Investment Income	266,048

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(663,817)
Net realized gain on Affiliate investments	133
Net realized (loss) on futures contracts, written options and swaps	(5,381,212)
Net realized gain on foreign currency transactions	37,929
Net change in unrealized (depreciation) on investments	(1,135,253)
Net change in unrealized (depreciation) on Affiliate investments	(1)
Net change in unrealized appreciation on futures contracts, written options and swaps	124,418
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(39,438)
Net (Loss)	(7,057,241)

Net (Decrease) in Net Assets Resulting from Operations	$(6,791,193)

Annual Report	March 31, 2009	143

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental Advantage Tax Efficient Strategy Fund		Fundamental Advantage Total Return Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Period from February 29, 2008 to March 31, 2008	Year Ended March 31, 2009	Period from February 29, 2008 to March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$750,143	$982,396	$71,679	$48,518	$314	$6	$19,927	$120
Net realized (loss)	0	0	0	0	(715)	24	(26,528)	758
Net realized gain (loss) on Affiliate investments	(1,841,540)	(79,686)	(129,255)	(3,616)	0	0	3	0
Net capital gain distributions received from Underlying Funds	154,064	21,213	37,447	992	0	0	0	0
Net change in unrealized appreciation (depreciation)	(118,759)	0	(26,867)	0	(491)	(37)	(27,597)	(33)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,888,278)	(141,480)	(133,931)	22,157	0	0	0	0
Net increase (decrease) resulting from operations	(2,944,370)	782,443	(180,927)	68,051	(892)	(7)	(34,195)	845

Distributions to Shareholders:
From net investment income
Class D	(13,853)	(22,452)	(2,933)	(1,118)	0	0	0	0
Other Classes	(740,512)	(992,780)	(67,227)	(49,074)	0	0	(990)	0
From net realized capital gains
Class D	0	0	(419)	0	(1)	0	(30)	0
Other Classes	0	0	(16,007)	0	(247)	0	(131,106)	0
Tax basis return of capital
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(754,365)	(1,015,232)	(86,586)	(50,192)	(248)	0	(132,126)	0

Fund Share Transactions:
Receipts for shares sold
Class D	123,868	93,384	96,330	27,652	63	0	223	0
Other Classes	3,780,789	4,367,452	1,380,814	437,197	5,802	10,998	372,500	361,737
Issued as reinvestment of distributions
Class D	12,553	20,792	2,912	685	1	0	30	0
Other Classes	654,743	884,966	64,073	36,076	248	0	132,096	0
Cost of shares redeemed
Class D	(196,090)	(111,281)	(67,413)	(6,699)	(32)	0	(116)	0
Other Classes	(4,308,554)	(2,656,903)	(685,282)	(239,984)	(11,138)	0	(478,379)	(982)
Net increase (decrease) resulting from Fund share transactions	67,309	2,598,410	791,434	254,927	(5,056)	10,998	26,354	360,755

Fund Redemption Fee	70	55	84	6	1	0	0	0

Total Increase (Decrease) in Net Assets	(3,631,356)	2,365,676	524,005	272,792	(6,195)	10,991	(139,967)	361,600

Net Assets:
Beginning of year or period	14,904,185	12,538,509	962,946	690,154	10,991	0	361,600	0
End of year or period*	$11,272,829	$14,904,185	$1,486,951	$962,946	$4,796	$10,991	$221,633	$361,600

*Including undistributed (overdistributed) net investment income of:	$21,548	$25,770	$2,070	$551	$(442)	$38	$(19,050)	$465

144	PIMCO Funds	See Accompanying Notes

Fundamental IndexPLUSTM Fund		Fundamental IndexPLUSTM TR Fund		Global Muti-Asset Fund	International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from October 29, 2008 to March 31, 2009	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$9,682	$25,391	$28,413	$28,975	$5,900	$2,927	$3,123	$21,474	$25,580
(122,094)	(22,851)	(256,413)	(10,762)	(9,698)	(35,192)	(5,050)	(145,063)	(72,189)

1	0	14	0	33	0	0	1	0

0	0	0	0	616	0	0	0	0

(36,221)	(45,039)	(71,441)	(39,818)	6,775	(6,351)	1,222	(43,368)	(2,414)

0	0	0	0	(3,805)	1	0	2	0

(148,632)	(42,499)	(299,427)	(21,605)	(179)	(38,615)	(705)	(166,954)	(49,023)

0	0	0	(135)	(97)	0	(13)	0	(430)
0	(7,435)	0	(7,949)	(4,829)	0	(2,684)	(200)	(15,040)

0	0	(82)	0	0	(6)	0	0	(71)
0	(1,681)	(5,730)	0	0	(460)	0	0	(2,799)

(1)	0	(38)	(513)	0	(11)	(25)	0	0
(2,955)	(21,802)	(4,208)	(29,490)	0	(962)	(2,853)	0	0

(2,956)	(30,918)	(10,058)	(38,087)	(4,926)	(1,439)	(5,575)	(200)	(18,340)

122	0	3,473	3,841	18,691	1,665	1,139	1,413	20,459
18,397	254,095	780,771	163,646	266,304	3,915	39,962	282,122	36,132

1	0	120	641	90	16	31	0	431
2,741	29,362	9,514	33,832	4,433	1,230	5,524	200	17,567

(84)	0	(7,238)	(4,062)	(1,560)	(860)	(1,062)	(4,876)	(14,530)
(185,597)	(318,675)	(497,009)	(197,042)	(15,597)	(2,733)	(21,627)	(138,278)	(328,885)

(164,420)	(35,218)	289,631	856	272,361	3,233	23,967	140,581	(268,826)

0	18	0	8	9	0	7	1	51

(316,008)	(108,617)	(19,854)	(58,828)	267,265	(36,821)	17,694	(26,572)	(336,138)

378,503	487,120	557,576	616,404	0	75,548	57,854	258,407	594,545
$62,495	$378,503	$537,722	$557,576	$267,265	$38,727	$75,548	$231,835	$258,407

$40,909	$22,428	$43,317	$31,836	$(1,575)	$(3,004)	$(3,621)	$(11,000)	$(2,404)

Annual Report	March 31, 2009	145

Statements of Changes in Net Assets  (Cont.)

	Real Return Fund		RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$363,233	$646,908	$21,902	$8,708	$13,656	$1,174
Net realized gain (loss)	(1,409,715)	912,700	(654,654)	(44,930)	(250,188)	(4,875)
Net realized gain on Affiliate investments	231	0	3	0	16	0
Net change in unrealized appreciation (depreciation)	(198,170)	70,875	(30,640)	35,512	20,774	585
Net change in unrealized appreciation on Affiliate investments	20	0	1	0	0	0
Net increase (decrease) resulting from operations	(1,244,401)	1,630,483	(663,388)	(710)	(215,742)	(3,116)

Distributions to Shareholders:
From net investment income
Class D	(31,045)	(42,761)	0	(670)	0	(13)
Other Classes	(397,104)	(572,548)	0	(20,035)	(626)	(1,185)
From net realized capital gains
Class D	(37,806)	(27,797)	0	0	0	(4)
Other Classes	(426,333)	(362,984)	0	0	0	(353)
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	(1,745)	0

Total Distributions	(892,288)	(1,006,090)	0	(20,705)	(2,371)	(1,555)

Fund Share Transactions:
Receipts for shares sold
Class D	560,311	443,918	56,750	4,530	204	334
Other Classes	5,847,132	5,945,232	964,532	366,010	1,410,795	24,050
Issued as reinvestment of distributions
Class D	64,404	65,759	0	570	0	18
Other Classes	694,507	776,894	0	18,748	2,370	1,534
Cost of shares redeemed
Class D	(581,370)	(304,235)	(38,637)	(5,820)	(147)	(248)
Other Classes	(7,894,329)	(3,992,114)	(625,634)	(72,881)	(770,397)	(5,236)
Net increase (decrease) resulting from
Fund share transactions	(1,309,345)	2,935,454	357,011	311,157	642,825	20,452

Fund Redemption Fee	2	61	65	17	22	0

Total Increase (Decrease) in Net Assets	(3,446,032)	3,559,908	(306,312)	289,759	424,734	15,781

Net Assets:
Beginning of year	15,485,043	11,925,135	478,522	188,763	27,487	11,706
End of year*	$12,039,011	$15,485,043	$172,210	$478,522	$452,221	$27,487

*Including undistributed (overdistributed) net investment income of:	$55,603	$(50,932)	$(6,836)	$(28,801)	$(7,527)	$128

146	PIMCO Funds	See Accompanying Notes

StocksPLUS® Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$18,782	$43,234	$12,733	$16,358	$8,563	$7,479
(237,180)	(52,251)	(120,579)	(6,146)	86,278	16,879
4	0	1	0	1	0
(43,985)	(19,416)	(12,561)	(5,561)	(19,438)	5,771
1	0	1	0	0	0
(262,378)	(28,433)	(120,405)	4,651	75,404	30,129

(335)	(347)	(417)	(294)	(1,572)	(58)
(36,253)	(47,964)	(12,525)	(19,018)	(3,895)	(7,876)

0	0	0	(523)	(23,254)	0
0	0	0	(29,711)	(21,197)	0

(2)	0	(47)	0	0	0
(174)	0	(1,494)	0	0	0

(36,764)	(48,311)	(14,483)	(49,546)	(49,918)	(7,934)

2,564	1,097	3,341	5,697	96,705	11,168
113,615	280,673	40,451	166,369	311,059	138,602

305	328	437	771	15,180	49
32,170	43,016	13,486	46,801	23,152	7,849

(2,892)	(5,399)	(2,335)	(2,125)	(59,954)	(2,128)
(341,388)	(425,091)	(39,781)	(276,756)	(539,018)	(85,553)

(195,626)	(105,376)	15,599	(59,243)	(152,876)	69,987

255	4	4	1	64	7

(494,513)	(182,116)	(119,285)	(104,137)	(127,326)	92,189

732,984	915,100	249,720	353,857	249,641	157,452
$238,471	$732,984	$130,435	$249,720	$122,315	$249,641

$2,632	$27,113	$3,102	$2,316	$5,443	$1,063

Annual Report	March 31, 2009	147

Consolidated Statement of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$266,048	$516,618
Net realized gain (loss)	(6,007,100)	2,796,558
Net realized gain on Affiliate investments	133	0
Net change in unrealized appreciation (depreciation)	(1,050,273)	177,663
Net change in unrealized (depreciation) on Affiliate investments	(1)	0
Net increase (decrease) resulting from operations	(6,791,193)	3,490,839

Distributions to Shareholders:
From net investment income
Class D	(44,040)	(65,837)
Other Classes	(499,463)	(706,446)
From net realized capital gains
Class D	(110,562)	0
Other Classes	(1,295,989)	0
Tax basis return of capital
Class D	0	0
Other Classes	0	0

Total Distributions	(1,950,054)	(772,283)

Fund Share Transactions:
Receipts for shares sold
Class D	455,737	500,993
Other Classes	5,856,852	3,739,111
Issued as reinvestment of distributions
Class D	140,838	56,459
Other Classes	1,522,795	548,207
Cost of shares redeemed
Class D	(751,300)	(495,715)
Other Classes	(5,428,014)	(5,012,205)
Net increase (decrease) resulting from Fund share transactions	1,796,908	(663,150)

Fund Redemption Fee	1,830	755

Total Increase (Decrease) in Net Assets	(6,942,509)	2,056,161

Net Assets:
Beginning of year	13,919,215	11,863,054
End of year*	$6,976,706	$13,919,215

*Including undistributed net investment income of:	$236,807	$923,378

148	PIMCO Funds	See Accompanying Notes

Statements of Cash Flows

Year Ended March 31, 2009
(Amounts in thousands)	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net (decrease) in net assets resulting from operations (excluding interest expense)	$(31,561)	$(147,433)	$(295,204)	$(38,022)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(3,555,748)	(1,312,049)	(4,825,750)	(384,144)
Proceeds from sales of long-term securities	3,203,738	1,550,555	4,588,601	406,689
Proceeds from sales of short-term portfolio investments, net	278,679	44,522	67,092	20,730
Increase (decrease) in deposits with counterparty	(6,584)	9,898	4,513	742
Increase (decrease) in receivable for investments sold	(18,550)	10,970	(93,887)	9,049
Increase (decrease) in interest and dividends receivable	(2,593)	1,552	(722)	132
Increase in swap premiums paid	(312,987)	(111,964)	(271,540)	(35,642)
Increase (decrease) in payable for investments purchased	(48,686)	1,092	254,358	5,484
Increase (decrease) in investment advisory fee	15	(113)	45	(11)
Increase (decrease) in supervisory and administrative fee	6	(63)	17	(7)
Decrease in distribution fee	0	0	(5)	0
Decrease in servicing fee	0	0	(7)	0
Increase in recoupment payable to manager	20	1	2	3
Decrease in other liabilities	0	0	(3)	0
Proceeds from futures transactions	294,253	13,269	19,175	2,963
Proceeds from currency transactions	231	2,445	5,031	948
Proceeds (payment) from short sale transactions	(8,159)	(11,704)	47,574	(6,693)
Unrealized (depreciation) on investments	27,597	36,221	71,441	6,353
Net realized (loss) on investments	26,525	122,093	256,399	35,192
Net amortization on investments	(3,354)	(1,316)	(1,328)	(29)
Net cash used for operating activities	(157,158)	207,976	(174,198)	23,737

Cash flows received from financing activities:
Proceeds from shares sold	395,978	18,530	784,387	5,591
Payment on shares redeemed	(478,490)	(185,685)	(489,289)	(3,593)
Cash dividend paid*	0	(214)	(424)	(193)
Net borrowing (repayment) of reverse repurchase agreements	221,525	(42,420)	(158,967)	(29,819)
Interest expense paid	(2,634)	(1,199)	(4,223)	(596)
Increase in overdraft due to custodian	0	1,870	1,065	0
Increase in payable to counterparty	21,671	0	34,877	4,850
Net cash received from financing activities	158,050	(209,118)	167,426	(23,760)

Net Increase (Decrease) in Cash and Foreign Currency	892	(1,142)	(6,772)	(23)

Cash and Foreign Currency:
Beginning of year	614	2,229	8,826	326
End of year	$1,506	$1,087	$2,054	$303

* Reinvestment of dividends	$132,126	$2,742	$9,634	$1,246

Annual Report	March 31, 2009	149

Statements of Cash Flows (Cont.)

Year Ended March 31, 2009
(Amounts in thousands)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase (decrease) in net assets resulting from operations (excluding interest expense)	$(161,365)	$(259,532)	$(116,598)	$77,163

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(8,297,635)	(2,247,442)	(1,925,192)	(1,237,557)
Proceeds from sales of long-term securities	8,374,781	2,439,769	2,100,433	1,260,682
Purchases (Proceeds from sales) of short-term portfolio investments, net	(2,885)	145,988	37,375	67,297
Increase (decrease) in deposits with counterparty	8,203	48,355	9,964	(4,211)
Increase (decrease) in receivable for investments sold	333,567	(36,759)	(80,927)	(30,145)
Decrease in interest and dividends receivable	2,591	2,448	1,189	384
Increase in swap premiums paid	(223,424)	(42,122)	(8,554)	(5,184)
Increase (decrease) in payable for investments purchased	(242,799)	65,377	110,512	38,469
Decrease in investment advisory fee	(9)	(97)	(39)	(39)
Decrease in supervisory and administrative fee	(9)	(110)	(30)	(15)
Increase (decrease) in distribution fee	(8)	(29)	(13)	6
Increase (decrease) in servicing fee	(5)	(23)	(9)	12
Proceeds (payment) from futures transactions	15,938	(163,717)	(83,261)	97,946
Proceeds from currency transactions	67,996	9,083	2,254	1,603
Proceeds (payment) from short sale transactions	(290,239)	(3,113)	2,544	(10,611)
Unrealized (depreciation) on investments	43,366	43,984	12,560	19,438
Net realized gain (loss) on investments	145,062	237,176	120,578	(86,279)
Net amortization on investments	(400)	(1,016)	(83)	(432)
Net cash used for operating activities	(227,274)	238,220	182,703	188,527

Cash flows received from financing activities:
Proceeds from shares sold	286,442	140,020	43,856	402,658
Payment on shares redeemed	(143,427)	(346,239)	(43,983)	(599,209)
Cash dividend paid*	0	(4,289)	(560)	(11,586)
Net borrowing (repayment) of reverse repurchase agreements	49,684	(31,226)	(184,927)	21,197
Interest expense paid	(5,589)	(2,846)	(3,807)	(1,759)
Increase in overdraft due to custodian	0	0	601	0
Increase in payable to counterparty	37,811	6,670	1,610	300
Net cash received from financing activities	224,921	(237,910)	(187,210)	(188,399)

Net Increase (Decrease) in Cash and Foreign Currency	(2,353)	310	(4,507)	128

Cash and Foreign Currency:
Beginning of year	5,953	3,543	5,410	1,637
End of year	$3,600	$3,853	$903	$1,765

* Reinvestment of dividends	$200	$32,475	$13,923	$38,332

150	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D shares of 16 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C, P and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or

Annual Report	March 31, 2009	151

Notes to Financial Statements  (Cont.)

asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

152	PIMCO Funds

March 31, 2009

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of

Annual Report	March 31, 2009	153

Notes to Financial Statements  (Cont.)

local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(h) Short Sales   Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of

154	PIMCO Funds

March 31, 2009

principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(j) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4. FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

Annual Report	March 31, 2009	155

Notes to Financial Statements  (Cont.)

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices

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are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5. MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

Annual Report	March 31, 2009	157

Notes to Financial Statements  (Cont.)

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39,

Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6. BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2009, net assets of the CRRS Fund were approximately $7 billion, of which approximately $1.396 billion, or approximately 20%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset and All Asset All Authority Funds, and as the sub-adviser to the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12%, 0.12%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D		Class P	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.20%	(3)	0.15%	0.45%
All Asset All Authority Fund	0.20%		0.05%	N/A	0.40%	0.20%	(3)	0.15%	N/A
Fundamental Advantage Tax Efficient Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%		N/A	N/A
Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.25%	N/A	0.40%		N/A	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
Global Multi-Asset Fund(2)	0.90%		0.05%	N/A	0.40%	0.40%		0.15%	0.40%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.25%	0.40%	0.40%		0.35%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	0.45%	0.45%		N/A	N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%	0.35%	(4)	0.30%	0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.40%	(5)	0.35%	N/A
Small Cap StocksPLUS® TR Fund	0.44%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® Fund	0.25%		0.25%	0.25%	0.40%	0.40%		0.35%	0.40%
StocksPLUS® Total Return Fund	0.39%		0.25%	N/A	0.40%	0.40%		0.35%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%		0.25%	N/A	0.40%	0.40%		N/A	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%		0.35%	N/A

(1)

PIMCO has contractually agreed, through July 31, 2010, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund Expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2010, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the PIMCO Cayman Commodity Fund II Ltd. (the “Subsidiary”). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(3)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.20% to 0.20% per annum.
(4)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.35% per annum.
(5)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Real Return Fund, StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

Annual Report	March 31, 2009	159

Notes to Financial Statements  (Cont.)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM, Fundamental IndexPLUSTM TR, Global Multi-Asset, International StocksPLUS® TR Strategy (Unhedged), and Small Cap StocksPLUS® TR Funds’ Supervisory and Administrative Fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
Fundamental Advantage Tax Efficient Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—	—
Fundamental Advantage Total Return Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—	—
Fundamental IndexPLUSTM Fund	0.65%	0.90%	—	—	1.05%	—	—
Fundamental IndexPLUSTM TR Fund	0.75%	1.00%	1.15%	1.90%	1.14%	—	—
Global Multi-Asset Fund	0.52%	—	1.12%	1.87%	1.12%	0.62%	1.37%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	1.84%	1.09%	—	—
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	1.89%	1.14%	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental Advantage Tax Efficient Strategy Fund	$43
Fundamental Advantage Total Return Strategy Fund	17
Fundamental IndexPLUSTM Fund	21
Fundamental IndexPLUSTM TR Fund	21
Global Multi-Asset Fund	107
International StocksPLUS® TR Strategy Fund (Unhedged)	56
Small Cap StocksPLUS® TR Fund	47

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 7.

160	PIMCO Funds

March 31, 2009

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Fundamental Advantage Tax Efficient Strategy Fund	$0	$642
Fundamental Advantage Total Return Strategy Fund	0	123,653
Fundamental IndexPLUSTM Fund	0	142,092
International StocksPLUS® TR Strategy Fund (Unhedged)	0	905
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	9,266
Real Return Fund	374,845	21,889
RealEstateRealReturn Strategy Fund	21,889	46,323
Small Cap StocksPLUS® TR Fund	1,568	0
StocksPLUS® Fund	0	544,879
StocksPLUS® Total Return Fund	0	37,248
StocksPLUS® TR Short Strategy Fund	2,776	32,463
CommodityRealReturn Strategy Fund®	0	64,858

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying Funds. The Underlying Funds are considered to be affiliated with the All Asset, All Asset All Authority and Global Multi-Asset Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2009 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$266,390	$952,002	$247,155	$(133,172)	$781,031	$7,400	$(70,189)
Developing Local Markets Fund	1,493,542	289,194	666,709	(196,964)	722,375	59,193	(142,107)
Diversified Income Fund	464,645	34,828	39,892	(103,758)	369,719	31,513	(1,278)
EM Fundamental IndexPLUSTM TR Strategy Fund	0	128,611	0	6,128	134,738	611	0
Emerging Local Bond Fund	1,281,544	376,098	305,080	(258,650)	1,028,914	75,007	(72,811)
Emerging Markets Bond Fund	1,041,342	162,461	451,495	(106,294)	552,466	63,865	(93,676)
Floating Income Fund	1,225,654	508,794	1,276,414	(94,232)	394,311	34,725	(134,016)
Foreign Bond Fund (Unhedged)	54,551	1,262	44,955	(1,521)	6,291	1,262	2,640
Fundamental Advantage Total Return Strategy Fund	317,270	355,923	414,827	(65,649)	143,248	727	(48,781)
Fundamental IndexPLUSTM Fund	232,188	1,877	129,945	(21,452)	15,772	1,877	(99,215)
Fundamental IndexPLUSTM TR Fund	351,649	517,613	279,348	(174,871)	381,863	2,820	(62,291)
Global Bond Fund (Unhedged)	28,372	1,175	18,734	(1,559)	7,250	1,174	78
GNMA Fund	124,316	3,202	124,477	0	0	3,341	850
High Yield Fund	338,463	759,324	111,972	(99,332)	867,992	38,624	(24,121)
Income Fund	199,483	37,450	0	(32,806)	205,650	14,558	0
International StocksPLUS® TR Strategy Fund (Unhedged)	51,925	984	0	(29,531)	25,829	667	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	189,672	227,377	89,173	(122,754)	190,303	174	(31,694)
Investment Grade Corporate Bond Fund	0	1,744,033	512,522	(22,335)	1,194,700	39,537	(14,475)
Long Duration Total Return Fund	101,224	562,881	277,622	(1,925)	372,674	13,232	(10,720)
Long-Term U.S. Government Fund	494,621	38,506	516,265	855	6,147	2,739	12,126
Low Duration Fund	839,047	55,569	886,030	(385)	5,469	4,451	902
Mortgage-Backed Securities Fund	208,934	783	208,840	0	0	1,158	2,461
Real Return Asset Fund	1,816,913	2,395,412	1,406,326	(81,256)	2,325,721	255,201	(260,569)
Real Return Fund	1,839,314	436,212	2,035,293	(164)	9,942	43,135	(187,731)

Annual Report	March 31, 2009	161

Notes to Financial Statements  (Cont.)

All Asset Fund (Cont.)

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain (Loss)
RealEstateRealReturn Strategy Fund	$342,055	$693,391	$439,290	$(101,743)	$111,569	$0	$(381,073)
Short-Term Fund	23,677	479	17,708	(336)	5,895	423	(498)
Small Cap StocksPLUS® TR Fund	12,084	1,025,892	523,121	(19,739)	338,684	1,880	(158,157)
StocksPLUS® Fund	12,854	814	0	(6,808)	6,899	814	0
StocksPLUS® Total Return Fund	53,961	3,244	0	(32,315)	28,606	3,244	0
Total Return Fund	1,025,404	665,348	1,152,674	3,690	490,869	25,425	(35,427)
CommodityRealReturn Strategy Fund®	463,269	478,725	29,784	(189,400)	574,672	76,156	(31,768)
Totals	$14,894,363	$12,459,464	$12,205,651	$(1,888,278)	$11,299,599	$804,933	$(1,841,540)

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$8,241	$163,181	$47,057	$(7,656)	$105,481	$431	$(11,625)
Developing Local Markets Fund	103,194	49,564	31,536	(25,086)	85,170	5,080	(9,154)
Diversified Income Fund	28,119	4,520	2,426	(6,609)	24,398	2,004	(87)
EM Fundamental IndexPLUSTM TR Strategy Fund	0	21,076	0	1,010	22,087	76	0
Emerging Local Bond Fund	70,806	83,306	17,124	(23,495)	108,374	6,388	(5,117)
Emerging Markets Bond Fund	75,871	63,614	52,930	(7,590)	70,508	6,348	(8,788)
European StocksPLUS® TR Strategy Fund	2,162	2,117	3,486	0	0	118	(1,263)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,342	4,202	10,027	0	0	0	(8,046)
Floating Income Fund	4,525	118,572	59,634	697	64,402	1,206	74
Foreign Bond Fund (Unhedged)	25,527	3,812	17,730	(2,112)	7,843	1,321	97
Fundamental Advantage Total Return Strategy Fund	11,330	84,474	8,511	(31,154)	55,497	157	(584)
Fundamental IndexPLUSTM Fund	18,964	10	18,324	(742)	529	10	(2,207)
Fundamental IndexPLUSTM TR Fund	17,645	154,922	109,750	(941)	55,953	469	(7,200)
Global Bond Fund (Unhedged)	282	34	0	(48)	241	34	0
GNMA Fund	1	0	1	0	0	0	0
High Yield Fund	18,940	177,892	21,841	(5,350)	164,817	5,022	(5,055)
Income Fund	44,132	5,114	841	(7,046)	41,953	3,012	(21)
Investment Grade Corporate Bond Fund	0	343,811	117,475	1,003	222,947	5,870	(4,391)
Japanese StocksPLUS® TR Strategy Fund	15,597	3,000	11,207	0	0	0	(10,443)
Long Duration Total Return Fund	6,870	114,413	31,188	51	89,117	1,253	(940)
Long-Term U.S. Government Fund	30,767	379	25,764	621	4,674	379	1,019
Low Duration Fund	2,720	248	2,149	(51)	749	49	30
Mortgage-Backed Securities Fund	195	1	196	0	0	1	5
Real Return Asset Fund	149,459	416,511	200,227	1,154	319,902	29,491	(39,084)
Real Return Fund	136,230	54,170	176,897	63	710	3,561	(9,224)
RealEstateRealReturn Strategy Fund	19,515	97,119	61,727	(5,401)	13,543	0	(35,735)
Short-Term Fund	1	0	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	1,973	198,770	136,575	(1,558)	53,455	153	(9,548)
StocksPLUS® Fund	1,369	87	0	(847)	735	87	0
StocksPLUS® Total Return Fund	2,195	132	0	(1,342)	1,163	132	0
StocksPLUS® TR Short Strategy Fund	191,557	160,546	394,007	38	348	1,700	55,838
Total Return Fund	52,106	106,290	75,247	483	80,125	2,655	(3,556)
CommodityRealReturn Strategy Fund®	30,831	100,643	11,581	(12,023)	86,763	7,907	(14,250)
Totals	$1,084,466	$2,532,530	$1,645,458	$(133,931)	$1,681,485	$84,914	$(129,255)

162	PIMCO Funds

March 31, 2009

Global Multi-Asset Fund

Underlying Funds	Market Value 10/29/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain (Loss)
Emerging Local Bond Fund	$0	$4,417	$0	$58	$4,475	$65	$0
Emerging Markets Bond Fund	0	6,193	0	284	6,476	146	0
Global Bond Fund (Unhedged)	0	13,767	0	(943)	12,824	1,203	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	21,588	21,959	3	22	0	390
Investment Grade Corporate Bond Fund	0	8,819	4,372	101	4,442	131	(107)
Mortgage-Backed Securities Fund	0	10,590	10,845	0	0	142	255
Real Return Fund	0	6,566	0	387	6,953	241	0
RealEstateRealReturn Strategy Fund	0	4,253	0	(770)	3,483	0	0
Short-Term Floating NAV Portfolio	0	92,516	32,900	9	59,628	16	3
StocksPLUS® Fund	0	22,487	21,979	0	0	516	(508)
Total Return Fund	0	13,610	0	(94)	13,516	592	0
CommodityRealReturn Strategy Fund®	0	22,797	0	(2,840)	19,956	2,539	0
Totals	$0	$227,603	$92,055	$(3,805)	$131,775	$5,591	$33

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Fundamental Advantage Total Return Strategy Fund	$0	$92,008	$58,300	$0	$33,711	$8	$3
Fundamental IndexPLUSTM Fund	0	27,002	14,600	0	12,402	2	1
Fundamental IndexPLUSTM TR Fund	0	211,519	197,300	0	14,233	19	14
International StocksPLUS® TR Strategy Fund (Unhedged)	0	15,601	8,500	1	7,103	2	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	84,605	63,600	2	21,009	5	1
Real Return Fund	0	2,620,593	2,353,000	20	267,844	193	231
RealEstateRealReturn Strategy Fund	0	88,807	74,800	1	14,011	7	3
Small Cap StocksPLUS® TR Fund	0	271,922	271,700	0	238	22	16
StocksPLUS® Fund	0	81,709	56,700	1	25,014	9	4
StocksPLUS® Total Return Fund	0	34,504	19,600	1	14,906	4	1
StocksPLUS® TR Short Strategy Fund	0	37,704	32,700	0	5,006	4	1
CommodityRealReturn Strategy Fund®	0	1,521,908	1,519,200	(1)	2,840	308	133

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result

Annual Report	March 31, 2009	163

Notes to Financial Statements  (Cont.)

in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$12,459,464	$12,205,651
All Asset All Authority Fund	0	0	2,532,530	1,645,458
Fundamental Advantage Tax Efficient Strategy Fund	0	0	14,653	11,119
Fundamental Advantage Total Return Strategy Fund	2,959,041	2,945,103	596,707	225,534
Fundamental IndexPLUSTM Fund	1,192,553	1,209,551	119,496	292,702
Fundamental IndexPLUSTM TR Fund	4,390,010	4,203,444	435,740	301,621
Global Multi-Asset Fund	71,934	0	291,852	97,162
International StocksPLUS® TR Strategy Fund (Unhedged)	344,538	369,675	39,606	30,789
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,943,643	8,081,116	353,992	257,436
Real Return Fund	220,394,323	222,493,237	7,538,647	4,704,485
RealEstateRealReturn Strategy Fund	14,887,881	15,039,052	421,296	297,721
Small Cap StocksPLUS® TR Fund	2,385,830	1,944,561	567,406	310,932
StocksPLUS® Fund	2,068,136	1,993,437	179,305	388,997
StocksPLUS® Total Return Fund	1,826,596	1,941,842	98,596	115,852
StocksPLUS® TR Short Strategy Fund	1,098,130	1,123,890	139,427	122,349
CommodityRealReturn Strategy Fund®	181,155,401	187,755,244	9,375,530	5,787,718

11. LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Effective November 13, 2008 this agreement was terminated. For the period from April 1, 2008 to November 13, 2008, the AAAA Fund was paying interest at 3.37%. The AAAA Fund’s borrowing activity under the agreement for the period from April 1, 2008 to November 13, 2008 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Oustanding Principal as of 11/13/2008
$124,447	$124,447	$2,803	$0	$0

On November 24, 2008, the AAAA Fund entered into a revolving credit agreement with State Street Bank & Trust Company. Under this agreement, there is a maximum available commitment amount equal to $200 million. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of March 31, 2009 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. For the period from November 24, 2008 to March 31, 2009, the AAAA Fund was paying interest at 1.97%. Interest, commitment and facility fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period from November 24, 2008 to March 31, 2009 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility and Interest Fees	Oustanding Principal as of 03/31/2009
$134,764	$142,126	$945	$60	$200,000

164	PIMCO Funds

March 31, 2009

12.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. The non-agent lenders filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. A stipulation and agreed order to this effect have been submitted to the District Court by counsel for the plaintiff and the non-agent lenders. The District Court has entered the order. The plaintiff has filed a notice of appeal of the ruling to the Second Circuit. As a general rule, it can be expected such an appeal will take a year or more to be fully determined.

Annual Report	March 31, 2009	165

Notes to Financial Statements  (Cont.)

13.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	10,585	$123,868	7,294	$93,384	10,150	$96,330	2,526	$27,652
Other Classes	329,240	3,780,789	339,701	4,367,452	139,305	1,380,814	40,127	437,197
Issued as reinvestment of distributions
Class D	1,172	12,553	1,645	20,792	312	2,912	64	685
Other Classes	61,238	654,743	69,839	884,966	6,833	64,073	3,395	36,076
Cost of shares redeemed
Class D	(18,171)	(196,090)	(8,691)	(111,281)	(7,375)	(67,413)	(624)	(6,699)
Other Classes	(410,417)	(4,308,554)	(206,953)	(2,656,903)	(72,554)	(685,282)	(22,280)	(239,984)
Net increase (decrease) resulting from Fund share transactions	(26,353)	$67,309	202,835	$2,598,410	76,671	$791,434	23,208	$254,927

	Fundamental IndexPLUSTM TR Fund				Global Multi-Asset Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Period from 10/29/2008 to 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	476	$3,473	370	$3,841	1,999	$18,691
Other Classes	140,216	780,771	15,485	163,646	28,077	266,304
Issued as reinvestment of distributions
Class D	22	120	62	641	10	90
Other Classes	1,732	9,514	3,284	33,832	464	4,433
Cost of shares redeemed
Class D	(1,230)	(7,238)	(382)	(4,062)	(169)	(1,560)
Other Classes	(88,898)	(497,009)	(18,585)	(197,042)	(1,664)	(15,597)
Net increase (decrease) resulting from Fund share transactions	52,318	$289,631	234	$856	28,717	$272,361

	RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	10,300	$56,750	721	$4,530	28	$204	31	$334
Other Classes	215,513	964,532	62,472	366,010	198,668	1,410,795	2,292	24,050
Issued as reinvestment of distributions
Class D	0	0	96	570	0	0	2	18
Other Classes	0	0	3,198	18,748	317	2,370	152	1,534
Cost of shares redeemed
Class D	(8,913)	(38,637)	(885)	(5,820)	(20)	(147)	(29)	(248)
Other Classes	(213,111)	(625,634)	(11,386)	(72,881)	(121,775)	(770,397)	(522)	(5,236)
Net increase (decrease) resulting from Fund share transactions	3,789	$357,011	54,216	$311,157	77,218	$642,825	1,926	$20,452

166	PIMCO Funds

March 31, 2009

Fundamental Advantage Tax Efficient Strategy Fund				Fundamental Advantage Total Return Strategy Fund				Fundamental IndexPLUSTM Fund
Year Ended 03/31/2009		Period from 02/29/2008 to 03/31/2008		Year Ended 03/31/2009		Period from 02/29/2008 to 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

7	$63	0	$0	42	$223	0	$0	14	$122	0	$0
600	5,802	1,101	10,998	37,985	372,500	36,257	361,737	2,519	18,397	22,114	254,095

0	1	0	0	7	30	0	0	0	1	0	0
33	248	0	0	30,854	132,096	0	0	477	2,741	2,721	29,362

(3)	(32)	0	0	(26)	(116)	0	0	(10)	(84)	0	0
(1,142)	(11,138)	0	0	(54,452)	(478,379)	(99)	(982)	(28,761)	(185,597)	(29,699)	(318,675)

(505)	$(5,056)	1,101	$10,998	14,410	$26,354	36,158	$360,755	(25,761)	$(164,420)	(4,864)	$(35,218)

International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				Real Return Fund
Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

178	$1,665	112	$1,139	182	$1,413	1,632	$20,459	52,954	$560,311	39,632	$443,918
566	3,915	3,880	39,962	29,575	282,122	2,957	36,132	552,946	5,847,132	533,738	5,945,232

3	16	3	31	0	0	35	431	6,625	64,404	6,035	65,759
225	1,230	540	5,524	19	200	1,430	17,567	70,936	694,507	71,260	776,894

(139)	(860)	(101)	(1,062)	(540)	(4,876)	(1,214)	(14,529)	(57,099)	(581,370)	(27,909)	(304,235)
(329)	(2,733)	(2,186)	(21,627)	(18,398)	(138,278)	(28,285)	(328,886)	(774,050)	(7,894,329)	(365,792)	(3,992,114)

504	$3,233	2,248	$23,967	10,838	$140,581	(23,445)	$(268,826)	(147,688)	$(1,309,345)	256,964	$2,935,454

Stocks PLUS® Fund				StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund
Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

382	$2,564	99	$1,097	451	$3,341	495	$5,697	10,982	$96,705	1,223	$11,168
16,983	113,615	24,962	280,673	5,325	40,451	13,820	166,369	37,812	311,059	15,847	138,602

41	305	31	328	72	437	67	771	2,550	15,180	6	49
4,117	32,170	3,930	43,016	2,186	13,486	4,077	46,801	3,770	23,152	963	7,849

(438)	(2,892)	(488)	(5,399)	(335)	(2,335)	(181)	(2,125)	(7,415)	(59,954)	(252)	(2,128)
(46,440)	(341,388)	(37,731)	(425,091)	(5,671)	(39,781)	(23,171)	(276,756)	(56,037)	(539,018)	(10,086)	(85,553)

(25,355)	$(195,626)	(9,197)	$(105,376)	2,028	$15,599	(4,893)	$(59,243)	(8,338)	$(152,876)	7,701	$69,987

Annual Report	March 31, 2009	167

Notes to Financial Statements  (Cont.)

	CommodityRealReturn Strategy Fund®
	Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	37,874	$455,737	29,964	$500,993
Other Classes	631,962	5,856,852	228,805	3,739,111
Issued as reinvestment of distributions
Class D	20,822	140,838	3,565	56,459
Other Classes	227,864	1,522,795	34,723	548,207
Cost of shares redeemed
Class D	(63,193)	(751,300)	(31,632)	(495,715)
Other Classes	(499,294)	(5,428,014)	(317,940)	(5,012,205)
Net increase (decrease) resulting from Fund share transactions	356,035	$1,796,908	(52,515)	$(663,150)

14.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset, All Asset All Authority and Global Multi-Asset Funds invest in the CRRS Fund, an Underlying Fund, the All Asset, All Asset All Authority and Global Multi-Asset Funds may be subject to additional tax risk.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
All Asset Fund	$21,548	$0	$(2,309,274)	$0	$(557,333)	$(1,007,209)
All Asset All Authority Fund	2,070	0	(208,811)	0	0	(55,311)
Fundamental Advantage Tax Efficient Strategy Fund	0	55	(953)	0	0	0
Fundamental Advantage Total Return Strategy Fund	0	42,089	(37,901)	(174)	0	(451)
Fundamental IndexPLUSTM Fund	0	0	(28,667)	(185)	(2,365)	(26,453)
Fundamental IndexPLUSTM TR Fund	0	0	(58,794)	(1,152)	0	(20,870)
Global Multi-Asset Fund	1,628	0	(5,004)	(3)	0	(1,726)
International StocksPLUS® TR Strategy Fund (Unhedged)	0	0	(6,762)	(40)	0	(1,230)

168	PIMCO Funds

March 31, 2009

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post- October Deferral (4)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	$0	$6,191	$(54,009)	$(1,219)	$0	$0
Real Return Fund	130,997	0	(1,344,546)	(40,742)	0	(538,640)
RealEstateRealReturn Strategy Fund	0	0	(33,230)	(3,265)	(19,144)	(86,307)
Small Cap StocksPLUS® TR Fund	0	0	(14,053)	(1,104)	(111,399)	(94,076)
StocksPLUS® Fund	0	0	(54,891)	(276)	(328,226)	(69,666)
StocksPLUS® Total Return Fund	0	0	(17,693)	(253)	(100,788)	(52,412)
StocksPLUS® TR Short Strategy Fund	32,291	13,118	(13,335)	(92)	0	0
CommodityRealReturn Strategy Fund®	163,295	215,204	(803,882)	(6,290)	0	(654,404)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)

	2011	2012	2013	2014	2015	2016	2017
All Asset Fund	$0	$0	$0	$0	$158,627	$0	$398,706
Fundamental IndexPLUSTM Fund	0	0	0	0	0	0	2,365
RealEstateRealReturn Strategy Fund	0	0	0	0	8,747	0	10,397
Small Cap StocksPLUS® TR Fund	0	0	0	0	0	0	111,399
StocksPLUS® Fund	58,537	0	0	0	0	0	269,689
StocksPLUS® Total Return Fund	0	0	0	0	0	0	100,788

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
All Asset Fund	$13,608,872	$10,673	$(2,319,946)	$(2,309,273)
All Asset All Authority Fund	1,890,564	5,120	(213,933)	(208,813)
Fundamental Advantage Tax Efficient Strategy Fund	5,510	0	(954)	(954)
Fundamental Advantage Total Return Strategy Fund	464,620	6,599	(44,480)	(37,881)
Fundamental IndexPLUSTM Fund	174,670	741	(19,645)	(18,904)
Fundamental IndexPLUSTM TR Fund	1,123,945	29,050	(81,806)	(52,756)
Global Multi-Asset Fund	275,934	2,289	(5,969)	(3,680)
International StocksPLUS® TR Strategy Fund (Unhedged)	82,508	1,218	(6,888)	(5,670)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	811,524	14,780	(57,547)	(42,767)
Real Return Fund	23,548,357	827,517	(2,041,642)	(1,214,125)
RealEstateRealReturn Strategy Fund	597,769	22,573	(49,603)	(27,030)
Small Cap StocksPLUS® TR Fund	707,000	10,705	(23,480)	(12,775)
StocksPLUS® Fund	494,002	5,722	(51,156)	(45,434)
StocksPLUS® Total Return Fund	288,212	8,134	(22,382)	(14,248)
StocksPLUS® TR Short Strategy Fund	192,287	3,690	(16,116)	(12,426)
CommodityRealReturn Strategy Fund®	13,940,364	423,397	(1,155,743)	(732,346)

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, and interest only basis adjustments for federal income tax purposes.

Annual Report	March 31, 2009	169

Notes to Financial Statements  (Cont.)

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008

	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
All Asset Fund	$754,365	$0	$0	$1,015,232	$0	$0
All Asset All Authority Fund	70,160	16,426	0	50,192	0	0
Fundamental Advantage Tax Efficient Strategy Fund	0	248	0	0	0	0
Fundamental Advantage Total Return Strategy Fund	991	131,135	0	0	0	0
Fundamental IndexPLUSTM Fund	0	0	2,956	3,504	5,612	21,802
Fundamental IndexPLUSTM TR Fund	0	5,812	4,246	6,094	1,990	30,003
Global Multi-Asset Fund	4,926	0	0	N/A	N/A	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0	465	974	1,559	1,138	2,878
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	200	0	17,473	867	0
Real Return Fund	892,288	0	0	1,006,090	0	0
RealEstateRealReturn Strategy Fund	0	0	0	20,705	0	0
Small Cap StocksPLUS® TR Fund	626	0	1,745	1,310	245	0
StocksPLUS® Fund	36,588	0	176	48,311	0	0
StocksPLUS® Total Return Fund	12,942	0	1,541	30,747	18,799	0
StocksPLUS® TR Short Strategy Fund	5,467	44,451	0	7,934	0	0
CommodityRealReturn Strategy Fund®	1,750,213	199,841	0	772,283	0	0

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

15.  SUBSEQUENT EVENT

The Trustees have approved liquidation for the PIMCO Fundamental Advantage Tax Efficient Strategy Fund pursuant to which the Fund will be liquidated on or about June 30, 2009 (“Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Effective May 26, 2009, the Fund will no longer sell shares to new investors or existing shareholders(except through reinvested dividends), including through exchanges into the Fund from other funds of the Trust or funds of Allianz Funds or Allianz Funds Multi-Strategy Trust.

170	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class D Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturn Strategy Fund®, Fundamental Advantage Tax Efficient Strategy Fund, Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUSTM Fund, Fundamental IndexPLUSTM TR Fund, Global Multi-Asset Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), Real Return Fund, RealEstateRealReturn Strategy Fund, Small Cap StocksPLUS® TR Fund, StocksPLUS® Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, sixteen of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets, the cash flows for the Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUSTM Fund, Fundamental IndexPLUSTM TR Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), StocksPLUS® TR Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (consolidated financial statements for the CommodityRealReturn Strategy® Fund) and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian, transfer agent and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

Annual Report	March 31, 2009	171

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

172	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	1.35%	0.73%	$399,314	$0
All Asset All Authority Fund	1.06%	0.49%	46,636	0
Fundamental Advantage Tax Efficient Strategy Fund	0.00%	0.00%	21	0
Fundamental Advantage Total Return Strategy Fund	44.43%	19.53%	23,455	0
Fundamental IndexPLUSTM Fund	19.65%	12.35%	10,949	0
Fundamental IndexPLUSTM TR Fund	4.16%	3.32%	33,073	0
Global Multi-Asset Fund	0.37%	0.18%	657	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0.12%	0.00%	3,604	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	100.00%	100.00%	25,035	0
Real Return Fund	0.25%	0.20%	366,279	464,149
RealEstateRealReturn Strategy Fund	0.00%	0.00%	24,973	0
Small Cap StocksPLUS® TR Fund	16.26%	3.68%	13,424	0
StocksPLUS® Fund	2.87%	1.52%	19,146	0
StocksPLUS® Total Return Fund	1.26%	1.26%	12,623	0
StocksPLUS® TR Short Strategy Fund	1.53%	0.84%	7,730	0
CommodityRealReturn Strategy Fund®	0.03%	0.01%	208,719	1,206,710

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

Annual Report	March 31, 2009	173

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office ** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

174	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President— Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2009	175

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

176	PIMCO Funds

Approval of Investment Advisory Contract and Supervision and Administration Agreement

The Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”), on behalf of PIMCO Global Advantage Strategy Bond Fund on May 19, 2008, PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Global Multi-Asset Fund on August 12, 2008, PIMCO Unconstrained Tax Managed Bond Fund and PIMCO Government Money Market Fund on November 4, 2008, and PIMCO Long-Term Credit Fund on February 23, 2009, each a new series of the Trust (each a “Fund” and, together, the “Funds”). On August 12, 2008, the Board also approved on behalf of EM Fundamental IndexPLUS TR Strategy Fund the Sub-Advisory Agreement (together, with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) with Research Affiliates, LLC (“RALLC”).

The Agreements are currently in effect with respect to other series of the Trust. The Trust’s Supervision and Administration Agreement, which the Board approved in August 2008, replaced the Trust’s Administration Agreement. With respect to Global Advantage Strategy Bond Fund, all references in this disclosure to the “Supervision and Administration Agreement” or to “supervisory and administrative fees” are deemed to be references to the prior Administration Agreement and administrative fees.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment advisory fees and expense ratios of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio

Annual Report	March 31, 2009	177

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit each Fund and its shareholders.

3.	Investment Performance

As the Funds were new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Funds.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds.

The Board compared the Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the Funds’ total expenses to be reasonable.

With respect to PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund, the Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. The Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to those Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees. At the time the Board considered the Agreements for the Funds (other than PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund), PIMCO did not manage any separate accounts with a similar investment strategies to these Funds; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable, and that the unified fee was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that each Fund’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to each Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of each Fund by waiving a portion of its supervisory and administrative fee or reimbursing a Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of a Fund exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, as well as the estimated total expenses of each Fund, are reasonable and approval of the Agreements would likely benefit each Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with each Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

178	PIMCO Funds

(Unaudited)

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to each Fund and its shareholders, for which they may be compensated under the unified supervisory and administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each Fund, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval of the Agreements was in the best interests of each Fund and its shareholders.

Annual Report	March 31, 2009	179

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors, the asset management subsidiary of Allianz SE, has more than $1 trillion under management for our clients worldwide.1 Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management[2]	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

1 Allianz Global Investors AG assets under management as of 12/31/08.

2 Cadence Capital Management is an independently owned investment firm.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2009. For information about any product, contact your financial advisor. AZ693AR_24864

Share Classes Institutional • Administrative • P	Annual Report March 31, 2009

Municipal Bond Funds

California Intermediate Municipal Bond Fund

California Short Duration Municipal Income Fund

High Yield Municipal Bond Fund

Municipal Bond Fund

New York Municipal Bond Fund

Short Duration Municipal Income Fund

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

■

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

■

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

■

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity

2	PIMCO Funds	Municipal Bond Funds

demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

■

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

■

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

■

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

■

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses—the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class and Class P Shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class and Class P Shares respectively. The Administrative Class Shares of the following Funds were first offered in (month/year): California Intermediate Municipal Bond Fund (9/99), Municipal Bond Fund (9/98) and Short Duration Municipal Income Fund (10/02). The Class P Shares of the following Funds were first offered in (month/year): Municipal Bond Fund (4/08), Short Duration Municipal Income Fund (4/08), California Intermediate Municipal Bond Fund (4/08), High Yield Municipal Bond Fund (4/08), and California Short Duration Municipal Income Fund (5/08). All other Funds in this Annual Report do not currently offer Administrative Class and Class P Shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

4	PIMCO Funds	Municipal Bond Funds

Important Information About the Funds (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from October 1, 2008 to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class	PCIMX
Administrative Class	PCMMX
Class P	PCIPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

California	89.3%
Puerto Rico	6.4%
Corporate Bonds & Notes	1.8%
Short-Term Instruments	1.0%
Other	1.5%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	-3.67%	0.97%	3.35%
PIMCO California Intermediate Municipal Bond Fund Administrative Class	-3.91%	0.72%	3.09%
PIMCO California Intermediate Municipal Bond Fund Class P	-3.76%	0.88%	3.27%
Barclays Capital California Intermediate Municipal Bond Index	3.78%	3.61%	5.00%
Lipper California Intermediate Municipal Debt Funds Average	0.27%	1.96%	3.98%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.445% for the Institutional Class shares and 0.695% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.545% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$991.46	$990.23	$991.11	$1,022.69	$1,021.44	$1,022.19
Expenses Paid During Period†	$2.23	$3.47	$2.73	$2.27	$3.53	$2.77

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class and 0.55% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund’s average credit quality was A at the end of the period versus the benchmark’s average of AA3/A1.

»

Municipals generally underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

»	The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which detracted from performance as California municipal yields moved higher for the period.

»	Yield-curve positioning detracted from performance as the California municipal yield curve steepened over the period.

»

The Fund’s Institutional Class 30-day SEC yield after fees at March 31, 2009 was 4.40%. The yield was 7.46% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective California state tax rate of 6.05%, or 4.94% assuming a federal tax rate of 10.00% and an effective California state tax rate of 1.00%. Your tax adjusted yield may differ depending on your tax bracket.

»	California municipal bonds underperformed the broader national municipal market for the period.

»	Exposure to long maturity payer swaps detracted from performance as longer rates fell, while exposure to the education-related municipal sector benefited performance.

6	PIMCO Funds	Municipal Bond Funds

PIMCO California Short Duration Municipal Income Fund

Institutional Class	PCDIX
Class P	PCDPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

California	89.4%
Puerto Rico	6.0%
Florida	2.5%
Corporate Bonds & Notes	1.3%
Other	0.8%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	3.03%	3.27%
PIMCO California Short Duration Municipal Income Fund Class P	2.93%	3.16%
Barclays Capital California 1 Year Municipal Bond Index	3.96%	4.28%
Lipper California Short Intermediate Municipal Debt Funds Average	1.17%	1.82%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.35% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.45% Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,026.71	$1,026.19	$1,023.19	$1,022.69
Expenses Paid During Period†	$1.77	$2.27	$1.77	$2.27

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.35% for Institutional Class and 0.45% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AA2/AA3.

»

Municipals generally underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

»	The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which detracted from performance as California municipal yields moved higher over the period.

»

The Fund’s Institutional Class 30-day SEC yield after fees at March 31, 2009 was 2.02%. The yield was 3.43% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective California state tax rate of 6.05%, or 2.27% assuming a federal tax rate of 10.00% and an effective California state tax rate of 1.00%. Your tax adjusted yield may differ depending on your tax bracket.

»	California municipal bonds underperformed the broader national municipal market for the period.

»	Exposure to the pre-refunded municipal sector benefited performance as this sector outperformed all other municipal sectors over the period.

Annual Report	March 31, 2009	7

PIMCO High Yield Municipal Bond Fund

Institutional Class	PHMIX
Class P	PYMPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Texas	10.0%
Colorado	7.6%
Pennsylvania	7.3%
Illinois	6.4%
Other	68.7%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	-20.02%	-8.65%
PIMCO High Yield Municipal Bond Fund Class P	-20.10%	-8.75%
60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	-10.94%	-3.55%
Lipper High Yield Municipal Debt Funds Average	-17.40%	-7.65%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may apply to hares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/08, as supplemented to date, is 0.55% for the Institutional Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.65% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$846.58	$846.17	$1,022.19	$1,021.69
Expenses Paid During Period†	$2.53	$2.99	$2.77	$3.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class and 0.65% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.55% for Institutional Class and 0.65% for Class P reflects net annualized expenses after application of an expense waiver of 0.01%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

»	The Fund’s average credit quality was BAA- at the end of the period versus the benchmark’s average of A3/BAA1.

»	The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from performance as municipal yields moved lower over the period.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

»

The Fund’s Institutional Class 30-day SEC yield after fees at March 31, 2009 was 7.52%. The yield was 11.57% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 8.36% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

»	Exposure to the education sector benefited performance as this sector outperformed over the period. However, exposure to tobacco-related municipals detracted from performance over the period.

8	PIMCO Funds	Municipal Bond Funds

PIMCO Municipal Bond Fund

Institutional Class	PFMIX
Administrative Class	PMNAX
Class P	PMUPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

California	14.8%
Texas	12.4%
New York	9.5%
Illinois	6.4%
Florida	6.3%
Other	50.6%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	-14.59%	-1.18%	2.08%	2.45%
PIMCO Municipal Bond Fund Administrative Class	-14.81%	-1.43%	1.83%	2.20%
PIMCO Municipal Bond Fund Class P	-14.68%	-1.32%	1.94%	2.32%
Barclays Capital Municipal Bond Index	2.27%	3.21%	4.60%	4.74%
Lipper General Municipal Debt Funds Average	-3.31%	1.23%	2.92%	3.15%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.545% for the Institutional Class shares 0.795% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.645% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$909.64	$908.51	$909.28	$1,022.59	$1,021.34	$1,022.09
Expenses Paid During Period†	$2.24	$3.43	$2.71	$2.37	$3.63	$2.87

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.47% for Institutional Class, 0.72% for Administrative Class and 0.57% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was A at the end of the period versus the benchmark’s average of AA2/AA3.

»	The Fund’s effective duration was managed below its benchmark throughout the period, which detracted from performance, as municipal yields moved lower over the period.

»	Yield-curve positioning detracted from performance as the yield curve steepened over the period.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

»

The Fund’s Institutional Class 30-day SEC yield after fees at March 31, 2009 was 4.89%. The yield was 7.52% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 5.43% assuming a federal tax rate of 10.00%. Your tax adjusted yield may differ depending on your tax bracket.

»

Exposure to long maturity payer swaps detracted from performance as long-term rates fell, while exposure to pre-refunded municipal securities benefited performance as this sector outperformed all other municipal sectors during the period.

Annual Report	March 31, 2009	9

PIMCO New York Municipal Bond Fund

Institutional Class	PNYIX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

New York	86.4%
Puerto Rico	4.9%
Short-Term Instruments	2.6%
Corporate Bonds & Notes	2.0%
Other	4.1%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	-1.10%	2.43%	4.91%
Barclays Capital New York Insured Municipal Bond Index	3.05%	3.32%	5.35%
Lipper New York Municipal Debt Funds Average	-2.73%	1.46%	3.63%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 0.445% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,009.97	$1,022.69
Expenses Paid During Period†	$2.26	$2.27

† Expenses are equal to the net annualized expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»	The Fund’s average credit quality was AA- at the end of the period versus the benchmark’s average of AAA/AAA.

»

The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from performance, as New York municipal yields moved lower in the ten-year portion of the yield curve.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

»

The Fund’s Institutional Class 30-day SEC yield after fees at March 31, 2009 was 4.49%. The yield was 7.49% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective New York state tax rate of 5.01%, or 7.72% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 5.20% on a fully tax adjusted basis assuming a federal tax rate of 10.00% and an effective New York State tax rate of 3.60%, or 5.36% for a New York City resident assuming an effective tax rate of 6.21%. Your tax adjusted yield may differ depending on your tax bracket.

»	Municipal bonds within New York slightly outperformed the broader national municipal market for the period.

»	Exposure to the special-tax municipal sector detracted from performance, while exposure to education-related municipals benefited performance over the period.

10	PIMCO Funds	Municipal Bond Funds

PIMCO Short Duration Municipal Income Fund

Institutional Class	PSDIX
Administrative Class	PSDMX
Class P	PSDPX

Cumulative Returns Through March 31, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

California	14.6%
Massachusetts	9.7%
Texas	9.6%
New York	7.1%
Washington	6.0%
Tennessee	5.5%
Illinois	5.3%
Short-Term Instruments	5.0%
Other	37.2%
‡	% of Total Investments as of 03/31/09

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	-10.56%	-0.79%	1.38%
PIMCO Short Duration Municipal Income Fund Administrative Class	-10.78%	-1.02%	1.14%
PIMCO Short Duration Municipal Income Fund Class P	-10.66%	-0.92%	1.26%
Barclays Capital 1 Year Municipal Bond Index	4.20%	3.09%	3.51%
Lipper Short Municipal Debt Funds Average	1.40%	1.95%	3.00%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional and Administrative Class prospectus dated 10/01/08, as supplemented to date, is 0.35% for the Institutional Class shares and 0.60% for the Administrative Class shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class P prospectus dated 09/01/08, as supplement to date, is 0.45% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class P	Institutional Class	Administrative Class	Class P
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$914.73	$913.59	$914.28	$1,023.19	$1,021.94	$1,022.69
Expenses Paid During Period†	$1.67	$2.86	$2.15	$1.77	$3.02	$2.27

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.35% for Institutional Class, 0.60% for Administrative Class and 0.45% for Class P), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was A+ at the end of the period versus the benchmark’s average of AA1/AA2.

»	The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which benefited performance as municipal yields declined over the period.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

»

The Fund’s Institutional Class 30-day SEC yield after fees at March 31, 2009 was 2.92%. The yield was 4.49% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 3.25% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	Underweight exposure to longer-maturity municipals detracted from performance as longer-maturity municipal rates declined over the period.

»	Exposure to long maturity payer swaps detracted from performance as longer-term rates declined over the period, while exposure to housing-related municipals benefited performance.

Annual Report	March 31, 2009	11

Benchmark Descriptions

Index	Description

60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Barclays Capital 1 Year Municipal Bond Index	Barclays Capital 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital California 1 Year Municipal Bond Index	Barclays Capital California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital California Intermediate Municipal Bond Index	Barclays Capital California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital New York Insured Municipal Bond Index	Barclays Capital New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

12	PIMCO Funds	Municipal Bond Funds

Index	Description

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Institutional Class
03/31/2009	$9.47	$0.39	$(0.73)	$(0.34)	$(0.41)	$0.00
03/31/2008	9.93	0.41	(0.47)	(0.06)	(0.40)	0.00
03/31/2007	9.83	0.40	0.10	0.50	(0.40)	0.00
03/31/2006	9.96	0.39	(0.13)	0.26	(0.39)	0.00
03/31/2005	10.22	0.42	(0.26)	0.16	(0.42)	0.00
Administrative Class
03/31/2009	9.47	0.37	(0.73)	(0.36)	(0.39)	0.00
03/31/2008	9.93	0.39	(0.47)	(0.08)	(0.38)	0.00
03/31/2007	9.83	0.37	0.10	0.47	(0.37)	0.00
03/31/2006	9.96	0.37	(0.13)	0.24	(0.37)	0.00
03/31/2005	10.22	0.39	(0.26)	0.13	(0.39)	0.00
Class P
04/30/2008 - 03/31/2009	9.50	0.36	(0.77)	(0.41)	(0.37)	0.00

California Short Duration Municipal Income Fund
Institutional Class
03/31/2009	$9.99	$0.28	$0.02	$0.30	$(0.30)	$0.00
03/31/2008	10.04	0.35	(0.05)	0.30	(0.35)	0.00
08/31/2006 - 03/31/2007	10.00	0.19	0.04	0.23	(0.19)	0.00
Class P
05/30/2008 - 03/31/2009	9.99	0.21	0.03	0.24	(0.24)	0.00

High Yield Municipal Bond Fund
Institutional Class
03/31/2009	$9.03	$0.51	$(2.27)	$(1.76)	$(0.51)	$0.00
03/31/2008	10.63	0.50	(1.61)	(1.11)	(0.49)	0.00
07/31/2006 - 03/31/2007	10.00	0.35	0.63	0.98	(0.34)	(0.01)
Class P
04/30//2008 - 03/31/2009	9.15	0.46	(2.38)	(1.92)	(0.47)	0.00

Municipal Bond Fund
Institutional Class
03/31/2009	$9.67	$0.43	$(1.81)	$(1.38)	$(0.44)	$0.00
03/31/2008	10.31	0.43	(0.63)	(0.20)	(0.44)	0.00
03/31/2007	10.18	0.42	0.13	0.55	(0.42)	0.00
03/31/2006	10.14	0.41	0.02	0.43	(0.39)	0.00
03/31/2005	10.32	0.43	(0.19)	0.24	(0.42)	0.00
Administrative Class
03/31/2009	9.67	0.41	(1.81)	(1.40)	(0.42)	0.00
03/31/2008	10.31	0.41	(0.64)	(0.23)	(0.41)	0.00
03/31/2007	10.18	0.39	0.14	0.53	(0.40)	0.00
03/31/2006	10.14	0.38	0.03	0.41	(0.37)	0.00
03/31/2005	10.32	0.40	(0.19)	0.21	(0.39)	0.00
Class P
04/30/2008 - 03/31/2009	9.81	0.39	(1.95)	(1.56)	(0.40)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's advisory fee was reduced by 0.025% to 0.225%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.80%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.10%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.55%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.65%.

14	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.41)	$8.72	(3.67)%	$65,751	0.44	5%	0.44	5%	4.34%		72%
0.00	(0.40)	9.47	(0.60)	106,867	0.44	5	0.44	5	4.24		37
0.00	(0.40)	9.93	5.14	101,792	0.44	5	0.44	5	4.01		59
0.00	(0.39)	9.83	2.65	93,639	0.56	(b)	0.46	(b)	3.93		131
0.00	(0.42)	9.96	1.58	76,703	0.63		0.47		4.15		43

0.00	(0.39)	8.72	(3.91)	7	0.69	5	0.69	5	4.07		72
0.00	(0.38)	9.47	(0.85)	1,635	0.69	5	0.69	5	3.98		37
0.00	(0.37)	9.93	4.88	1,807	0.69	5	0.69	5	3.76		59
0.00	(0.37)	9.83	2.39	1,723	0.81	(b)	0.71	(b)	3.68		131
0.00	(0.39)	9.96	1.33	1,760	0.88		0.72		3.90		43

0.00	(0.37)	8.72	(4.40)	9	0.54	5*	0.54	5*	4.37	*	72

$0.00	$(0.30)	$9.99	3.03%	$88,779	0.35%		0.35%		2.81%		173%
0.00	(0.35)	9.99	3.05	10,825	0.35		0.35		3.45		92
0.00	(0.19)	10.04	2.33	2,884	0.35	*(c)	0.35	*(c)	3.29	*	83

0.00	(0.24)	9.99	2.48	3,978	0.45	*	0.45	*	2.58	*	173

$0.00	$(0.51)	$6.76	(20.02)%	$70,598	0.54	%(e)	0.54	%(e)	6.29%		140%
0.00	(0.49)	9.03	(10.67)	118,066	0.54	(e)	0.54	(e)	5.06		160
0.00	(0.35)	10.63	9.95	18,906	0.55	*(d)	0.55	*(d)	4.94	*	94

0.00	(0.47)	6.76	(21.48)	8	0.64	*(f)	0.64	*(f)	6.38	*	140

$0.00	$(0.44)	$7.85	(14.59)%	$276,813	0.46	5%	0.46	5%	4.85%		100%
0.00	(0.44)	9.67	(2.04)	335,883	0.54	5	0.46	5	4.31		64
0.00	(0.42)	10.31	5.49	223,321	0.52	5	0.46	5	4.05		76
0.00	(0.39)	10.18	4.31	198,755	0.71	(b)	0.48	(b)	4.03		63
0.00	(0.42)	10.14	2.35	131,443	0.67		0.49		4.20		56

0.00	(0.42)	7.85	(14.81)	791	0.71	5	0.71	5	4.62		100
0.00	(0.41)	9.67	(2.28)	757	0.79	5	0.71	5	4.05		64
0.00	(0.40)	10.31	5.25	819	0.78	5	0.71	5	3.81		76
0.00	(0.37)	10.18	4.05	1,127	0.96	(b)	0.73	(b)	3.77		63
0.00	(0.39)	10.14	2.09	2,690	0.92		0.74		3.97		56

0.00	(0.40)	7.85	(16.19)	8	0.56	6*	0.56	6*	4.83	*	100

Annual Report	March 31, 2009	15

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

New York Municipal Bond Fund
Institutional Class
03/31/2009	$10.68	$0.40	$(0.51)	$(0.11)	$(0.42)	$(0.02)
03/31/2008	10.88	0.41	(0.19)	0.22	(0.40)	(0.02)
03/31/2007	10.76	0.42	0.13	0.55	(0.41)	(0.02)
03/31/2006	10.77	0.37	0.00	0.37	(0.37)	(0.01)
03/31/2005	10.87	0.37	(0.10)	0.27	(0.37)	0.00

Short Duration Municipal Income Fund
Institutional Class
03/31/2009	$9.54	$0.35	$(1.33)	$(0.98)	$(0.36)	$0.00
03/31/2008	9.95	0.38	(0.41)	(0.03)	(0.38)	0.00
03/31/2007	9.96	0.35	(0.01)	0.34	(0.35)	0.00
03/31/2006	9.95	0.34	0.01	0.35	(0.34)	0.00
03/31/2005	10.17	0.28	(0.22)	0.06	(0.28)	0.00
Administrative Class
03/31/2009	9.54	0.33	(1.34)	(1.01)	(0.33)	0.00
03/31/2008	9.95	0.37	(0.42)	(0.05)	(0.36)	0.00
03/31/2007	9.96	0.33	(0.01)	0.32	(0.33)	0.00
03/31/2006	9.95	0.32	0.01	0.33	(0.32)	0.00
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00
Class P
04/30/2008 - 03/31/2009	9.64	0.30	(1.42)	(1.12)	(0.32)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's advisory fee was reduced by 0.025% to 0.225%.
(c)	Effective October 1, 2004, the administrative expense was reduced to 0.15%.

16	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.44)	$10.13	(1.10)%	$78,007	0.44	5%	0.44	5%	3.89%	121%
0.00	(0.42)	10.68	2.10	34,736	0.44	5	0.44	5	3.77	44
0.00	(0.43)	10.88	5.20	32,533	0.48	5	0.44	5	3.86	29
0.00	(0.38)	10.76	3.47	7,581	0.46	(b)	0.46	(b)	3.43	48
0.00	(0.37)	10.77	2.56	2,978	0.47		0.47		3.41	42

$0.00	$(0.36)	$8.20	(10.56)%	$57,918	0.35%		0.35%		3.86%	155%
0.00	(0.38)	9.54	(0.35)	90,525	0.35		0.35		3.86	35
0.00	(0.35)	9.95	3.45	178,380	0.40		0.35		3.49	71
0.00	(0.34)	9.96	3.60	106,240	0.45		0.35		3.44	79
0.00	(0.28)	9.95	0.63	118,485	0.37	(c)	0.37	(c)	2.83	104

0.00	(0.33)	8.20	(10.78)	5,947	0.60		0.60		3.61	155
0.00	(0.36)	9.54	(0.57)	7,991	0.60		0.60		3.88	35
0.00	(0.33)	9.95	3.21	11	0.63		0.60		3.27	71
0.00	(0.32)	9.96	3.35	10	0.70		0.60		3.20	79
0.00	(0.26)	9.95	0.42	10	0.63	(c)	0.63	(c)	2.42	104

0.00	(0.32)	8.20	(11.85)	9	0.45	*	0.45	*	3.67 *	155

Annual Report	March 31, 2009	17

Statements of Assets and Liabilities	March 31, 2009

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$105,795	$123,297	$163,819	$466,535	$134,526	$196,460
Repurchase agreements, at value	105	0	1,090	0	415	3,355
Cash	1	0	0	0	0	131
Deposits with counterparty	0	3	0	0	0	0
Receivable for investments sold	2,200	5,311	260	1,087	1,000	0
Receivable for Fund shares sold	103	113	909	1,055	230	359
Interest and dividends receivable	1,428	1,208	3,585	5,780	1,621	1,371
Variation margin receivable	2	0	0	0	0	539
Swap premiums paid	0	0	0	0	0	23
Unrealized appreciation on swap agreements	0	0	83	0	0	37
Other assets	1	0	0	0	1	0
	109,635	129,932	169,746	474,457	137,793	202,275

Liabilities:
Payable for investments purchased	$0	$1,198	$0	$1,114	$4,176	$130
Payable to counterparty	0	0	0	5	0	5
Payable for Fund shares redeemed	156	145	451	2,668	111	341
Dividends payable	61	23	151	275	57	119
Overdraft due to custodian	0	0	260	208	0	0
Accrued investment advisory fee	20	21	39	84	24	32
Accrued supervisory and administrative fee	22	20	33	98	27	40
Accrued distribution fee	0	0	15	31	0	6
Accrued servicing fee	9	7	19	35	11	27
Variation margin payable	2	0	0	0	0	539
Recoupment payable to Manager	0	3	9	0	0	0
Swap premiums received	95	0	990	3,592	653	1,546
Unrealized depreciation on swap agreements	591	0	3,066	14,129	2,169	5,054
	956	1,417	5,033	22,239	7,228	7,839

Net Assets	$108,679	$128,515	$164,713	$452,218	$130,565	$194,436

Net Assets Consist of:
Paid in capital	$128,738	$128,274	$250,983	$591,147	$138,156	$259,736
Undistributed (overdistributed) net investment income	298	(23)	55	892	(63)	(112)
Accumulated undistributed net realized (loss)	(9,852)	(5)	(19,689)	(57,972)	(1,140)	(45,605)
Net unrealized appreciation (depreciation)	(10,505)	269	(66,636)	(81,849)	(6,388)	(19,583)
	$108,679	$128,515	$164,713	$452,218	$130,565	$194,436

Net Assets:
Institutional Class	$65,751	$88,779	$70,598	$276,813	$78,007	$57,918
Administrative Class	7	0	0	791	0	5,947
Class P	9	3,978	8	8	0	9
Other Classes	42,912	35,758	94,107	174,606	52,558	130,562

Shares Issued and Outstanding:
Institutional Class	7,541	8,885	10,437	35,255	7,699	7,062
Administrative Class	1	0	0	101	0	725
Class P	1	398	1	1	0	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$8.72	$9.99	$6.76	$7.85	$10.13	$8.20
Administrative Class	8.72	NA	NA	7.85	NA	8.20
Class P	8.72	9.99	6.76	7.85	NA	8.20

Cost of Investments Owned	$115,709	$123,029	$227,472	$534,177	$138,745	$211,027
Cost of Repurchase Agreements Owned	$105	$0	$1,090	$0	$415	$3,355

18	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$6,322	$2,370	$13,565	$28,476	$4,824	$10,327
Dividends	23	4	103	0	0	0
Miscellaneous income	1	0	0	0	0	0
Total Income	6,346	2,374	13,668	28,476	4,824	10,327

Expenses:
Investment advisory fees	298	149	595	1,206	251	495
Supervisory and administrative fees	324	147	545	1,403	288	590
Distribution and/or servicing fees - Administrative Class	3	0	0	2	0	36
Distribution and/or servicing fees - Other Classes	101	56	425	898	131	424
Trustees’ fees	0	0	0	1	0	0
Interest expense	0	2	7	11	0	6
Miscellaneous expense	1	4	9	1	0	1
Total Expenses	727	358	1,581	3,522	670	1,552
Reimbursement by Manager	0	0	(69)	0	0	0
Net Expenses	727	358	1,512	3,522	670	1,552

Net Investment Income	5,619	2,016	12,156	24,954	4,154	8,775

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,683)	(3)	(7,250)	(12,136)	480	(2,682)
Net realized gain (loss) on futures contracts, written options and swaps	(1,857)	3	(4,536)	(35,167)	(1,180)	(24,907)
Net change in unrealized appreciation (depreciation) on investments	(8,677)	318	(45,874)	(54,799)	(3,401)	(11,205)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(285)	1	(2,703)	(13,240)	(2,196)	(4,099)
Net Gain (Loss)	(12,502)	319	(60,363)	(115,342)	(6,297)	(42,893)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,883)	$2,335	$(48,207)	$(90,388)	$(2,143)	$(34,118)

Annual Report	March 31, 2009	19

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,619	$5,689	$2,016	$477	$12,156	$6,939
Net realized gain (loss)	(3,540)	(1,061)	0	16	(11,786)	(7,642)
Net change in unrealized appreciation (depreciation)	(8,962)	(5,449)	319	(60)	(48,577)	(18,546)
Net increase (decrease) resulting from operations	(6,883)	(821)	2,335	433	(48,207)	(19,249)

Distributions to Shareholders:
From net investment income
Institutional Class	(4,068)	(4,162)	(1,454)	(320)	(6,348)	(4,453)
Administrative Class	(56)	(68)	0	0	0	0
Class P	0	0	(52)	0	(1)	0
Other Classes	(1,686)	(1,305)	(571)	(158)	(5,970)	(2,495)
From net realized capital gains
Institutional Class	0	0	(9)	0	0	(17)
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	(2)	0	0	(9)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(5,810)	(5,535)	(2,088)	(478)	(12,319)	(6,974)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	24,476	44,590	121,333	19,219	71,285	200,165
Administrative Class	0	0	0	0	0	0
Class P	10	0	4,380	0	10	0
Other Classes	22,309	16,691	48,455	9,462	112,732	104,215
Issued as reinvestment of distributions
Institutional Class	3,985	4,059	1,427	320	6,272	4,373
Administrative Class	55	68	0	0	0	0
Class P	0	0	0	0	1	0
Other Classes	1,091	831	502	143	3,931	1,254
Cost of shares redeemed
Institutional Class	(60,498)	(38,837)	(45,114)	(11,594)	(95,630)	(89,022)
Administrative Class	(1,570)	(158)	0	0	0	0
Class P	0	0	(430)	0	0	0
Other Classes	(12,226)	(17,213)	(23,324)	(1,830)	(60,916)	(56,165)
Net increase (decrease) resulting from Fund share transactions	(22,368)	10,031	107,229	15,720	37,685	164,820

Fund Redemption Fee	0	1	0	0	35	26

Total Increase (Decrease) in Net Assets	(35,061)	3,676	107,476	15,675	(22,806)	138,623

Net Assets:
Beginning of year	143,740	140,064	21,039	5,364	187,519	48,896
End of year*	$108,679	$143,740	$128,515	$21,039	$164,713	$187,519

*Including undistributed (overdistributed) net investment income of:	$298	$446	$(23)	$9	$55	$(14)

20	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$24,954	$18,510	$4,154	$2,452	$8,775	$8,914
(47,303)	(1,659)	(700)	(49)	(27,589)	(2,402)
(68,039)	(29,845)	(5,597)	(1,164)	(15,304)	(6,970)
(90,388)	(12,994)	(2,143)	1,239	(34,118)	(458)

(17,058)	(10,896)	(2,449)	(1,253)	(3,505)	(4,671)
(44)	(30)	0	0	(543)	(6)
0	0	0	0	0	0
(8,667)	(7,742)	(1,927)	(1,189)	(5,189)	(4,235)

0	0	(113)	(65)	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	(86)	(63)	0	0

0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0

(25,769)	(18,668)	(4,575)	(2,570)	(9,237)	(8,912)

181,755	259,944	66,881	21,836	69,227	101,575
524	227	0	0	14,584	8,128
10	0	0	0	10	0
113,760	65,380	36,216	17,817	147,719	56,617

16,487	10,505	2,503	1,301	3,116	4,491
29	24	0	0	543	6
0	0	0	0	0	0
5,918	5,161	1,417	919	3,233	2,409

(182,625)	(139,427)	(22,680)	(20,245)	(88,500)	(189,635)
(307)	(263)	0	0	(14,939)	(137)
0	0	0	0	0	0
(103,849)	(77,282)	(20,186)	(10,465)	(106,898)	(86,119)
31,702	124,269	64,151	11,163	28,095	(102,665)

0	10	0	0	0	1

(84,455)	92,617	57,433	9,832	(15,260)	(112,034)

536,673	444,056	73,132	63,300	209,696	321,730
$452,218	$536,673	$130,565	$73,132	$194,436	$209,696

$892	$681	$(63)	$(17)	$(112)	$(2)

Annual Report	March 31, 2009	21

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.8%

American International Group, Inc.
4.700% due 10/01/2010	$400	$227
8.175% due 05/15/2058	700	60
8.250% due 08/15/2018	100	43

Bank of America Corp.
8.000% due 12/29/2049	2,000	802

Citigroup, Inc.
8.400% due 04/29/2049	500	283

General Electric Capital Corp.
1.339% due 07/27/2012	250	205

SLM Corp.
4.500% due 07/26/2010	450	338

Total Corporate Bonds & Notes (Cost $4,226)		1,958

MUNICIPAL BONDS & NOTES 94.7%

CALIFORNIA 87.0%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,149

Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	281

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	795

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	101

Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,431

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	1,843

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	1,998

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	410

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	580
5.000% due 10/01/2013	570	611

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	792

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	995

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	148

California State General Obligation Bonds, Series 2004
0.300% due 05/01/2034	100	100

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	531

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	$350	$354

California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	278

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,399

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	628

California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	2,000	2,096

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,235

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,476

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,558

California State Port of Oakland Revenue Bonds, (MBIA-FGIC Insured), Series 2000
5.750% due 11/01/2012	500	507

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	1,000	1,058

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,123

California State Public Works Board Revenue Notes, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,623

California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,426

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	615

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	4,500	2,388

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	1,993

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	989

California Statewide Communities Development Authority Revenue Bonds, Series 2002
6.750% due 07/01/2032 (e)	1,280	1,018

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	120

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	650	431
5.500% due 11/01/2038	400	240

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.300% due 08/15/2034	$1,000	$1,000

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	967

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	873

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	509

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	627
5.375% due 09/01/2017	800	710

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	1,355	1,438

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	955	770

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,540

El Monte, California School District General Obligation Notes, (MBIA-FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,427

El Monte, California Union High School District General Obligation Notes, (MBIA-FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,048

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	771

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	665	782

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,150	1,107

Grossmont-Cuyamaca, California Community College District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	563

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	955	739

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.300% due 04/01/2033	1,200	1,200

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	100	100

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	630
5.250% due 11/15/2018	1,000	773
5.250% due 11/15/2019	500	378

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	202

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,030

22	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	$250	$254

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,932

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	379

Oakland, California Joint Powers Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 06/15/2019	1,250	1,284

Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	219

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	936

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	171

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	251

Sacramento County, California Sanitation District Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,091

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	585	665

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,247

San Diego, California Redevelopment Agency Tax Allocation Bonds, (XLCA Insured), Series 2004
5.250% due 09/01/2016	1,000	1,023

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,320

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,581

San Francisco, California City & County Airports Commission Revenue Bonds, Series 2008
6.750% due 05/01/2019	1,000	1,049

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,196

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,676

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	$920	$922

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	990

San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,087

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	805

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	55	56

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,045

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,369

Southern California State Public Power Authority Revenue Bonds, (MBIA-IBC Insured), Series 1992
0.000% due 07/01/2015	1,570	1,259

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	354

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.437% due 05/15/2030	1,500	789

University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,197

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,496

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	383

		94,596

MONTANA 0.3%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	339

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	221

PUERTO RICO 6.3%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.675% due 07/01/2020	1,000	796

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	775	664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	$500	$504

Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,417

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,265

Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	151

		6,797

TEXAS 0.1%

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	58

VIRGIN ISLANDS 0.8%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	898

Total Municipal Bonds & Notes (Cost $110,193)		102,909

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	5,200	28

Total Convertible Preferred Stocks (Cost $390)		28

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$105	105

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $110. Repurchase proceeds are $105.)

U.S. TREASURY BILLS 0.8%
0.308% due 04/16/2009 - 06/04/2009 (a)(c)	900	900

Total Short-Term Instruments (Cost $1,005)		1,005

Total Investments 97.4% (Cost $115,814)		$105,900

Other Assets and Liabilities (Net) 2.6%		2,779

Net Assets 100.0%		$108,679

See Accompanying Notes	Annual Report	March 31, 2009	23

Schedule of Investments  California Intermediate Municipal Bond Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $900 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(d)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$5,000	$(355)	$0	$(355)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$5,000	$(331)	$(95)	$(236)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,280	$1,018	0.94%

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$28	$105,872	$0	$105,900
Other Financial Instruments ++	0	(355)	(236)	(591)

Total	$28	$105,517	$(236)	$105,309

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(236)	0	(236)

Total	$0	$0	$0	$0	$(236)	$0	$(236)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

24	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

American Express Bank FSB
0.605% due 10/20/2009	$200	$193
0.637% due 07/13/2010	250	232

American International Group, Inc.
4.700% due 10/01/2010	300	171
5.600% due 10/18/2016	100	44
8.175% due 05/15/2058	100	8

Bank of America Corp.
8.000% due 12/29/2049	300	120

Citigroup, Inc.
8.400% due 04/29/2049	100	57

General Electric Capital Corp.
1.339% due 07/27/2012	150	123

Morgan Stanley
3.338% due 05/14/2010	250	243

SLM Corp.
4.500% due 07/26/2010	450	338

Wachovia Bank N.A.
2.138% due 05/14/2010	100	97

Total Corporate Bonds & Notes (Cost $2,111)		1,626

MUNICIPAL BONDS & NOTES 94.7%

CALIFORNIA 85.8%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	540

Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2010	2,275	2,361

Brentwood, California Union School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2017	110	126

Brentwood, California Union School District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2016	135	155

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	515

California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.270% due 04/01/2037	3,085	3,085

California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	111

California State Department of Water Resources Revenue Bonds, Series 2002
0.200% due 05/01/2022	2,325	2,325

California State Department of Water Resources Revenue Notes, Series 2005
0.250% due 05/01/2011	100	100

California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	30	32

California State General Obligation Bonds, (FSA-CR Insured), Series 2000
5.750% due 03/01/2021	3,000	3,170

California State General Obligation Bonds, (XLCA-ICR Insured), Series 2000
5.750% due 03/01/2020	2,500	2,642

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	$1,455	$1,563

California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,072

California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	3,175	3,275

California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,000	1,082

California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,583
5.000% due 04/01/2015	450	476

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
0.200% due 07/01/2033	1,000	1,000

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.300% due 10/01/2031	1,200	1,200
5.500% due 08/15/2018	250	265

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	508

California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2009	250	253

California State Housing Finance Agency Revenue Bonds, Series 2008
0.300% due 08/01/2040	490	490

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
0.260% due 11/15/2037	3,000	3,000

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
3.750% due 12/01/2018	2,000	1,999

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.300% due 04/01/2042	200	200

California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	250	276

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	279

California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,604

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	1,100	1,100
0.250% due 11/01/2026	600	600

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	149

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	270	286

California State Public Works Board Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 10/01/2017	380	401

California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	805

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Certificates of Participation Bonds, (MBIA Insured), Series 1993
5.500% due 08/15/2013	$2,000	$2,000

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	263

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	66

California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,301

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	155

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	242

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2012	640	659

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	982

Carlsbad, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1997
0.000% due 11/01/2009	1,350	1,340

Contra Costa County, California Revenue Bonds, (FNMA Insured), Series 1992
0.350% due 11/15/2022	1,500	1,500

Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,045

East Bay, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2002
1.000% due 06/01/2025	1,900	1,900

Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	364

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,303
5.000% due 06/01/2043	100	111

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	113

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,958

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,500	1,693
5.500% due 06/01/2043	2,655	2,996
5.625% due 06/01/2038	3,315	3,757
6.250% due 06/01/2033	8,395	9,280
6.625% due 06/01/2040	1,270	1,487
6.750% due 06/01/2039	4,870	5,725
7.875% due 06/01/2042	105	128

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	103

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.000% due 06/01/2010	1,900	1,862

See Accompanying Notes	Annual Report	March 31, 2009	25

Schedule of Investments  California Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	$700	$700

Kern, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 11/01/2009	100	102

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	206

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.280% due 07/01/2031	1,000	1,000

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	256
3.000% due 08/01/2012	500	514

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.230% due 07/01/2034	500	500

Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2007
4.000% due 07/01/2010	1,000	1,036

Los Angeles, California Unified School District General Obligation Notes, Series 2009
5.000% due 07/01/2014	2,000	2,181

Los Angeles, California Wastewater System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 06/01/2011	100	107

Lynwood, California Utility Authority Revenue Notes, (AGC Insured), Series 2008
3.000% due 06/01/2009	130	130
3.000% due 06/01/2010	165	168

Modesto, California Revenue Bonds, (MBIA Insured), Series 1993
6.000% due 06/01/2011	2,010	2,010

Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/01/2011	145	150

Orange County, California Public Financing Authority Revenue Notes, (MBIA insured), Series 2005
5.000% due 07/01/2011	100	104

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.000% due 08/01/2030	1,100	1,100

Orange County, California Sanitation District Certificates of Participation Notes, Series 2008
4.000% due 08/01/2009	100	101

Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	597
5.000% due 02/01/2010	500	517

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	112

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	167

Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009	500	505

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	$145	$145

Riverside County, California Palm Desert Financing Authority Revenue Notes, Series 2008
4.000% due 05/01/2010	500	515

Riverside County, California Transportation Commission Revenue Bonds, Series 2008
5.000% due 06/01/2029	250	257

Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	503

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	91

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
0.300% due 12/01/2036	900	900

Sacramento, California Municipal Utility District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2013	1,375	1,496

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.930% due 04/01/2038	300	300

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,139

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	268

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	369
5.000% due 07/15/2014	150	167

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	207

Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	929

Santa Barbara, California Community College District General Obligation Notes, Series 2008
4.000% due 08/01/2009	310	313
4.000% due 08/01/2010	155	161

Santa Clara County, California East Side Union High School District General Obligation Notes, (XLCA Insured), Series 2005
4.000% due 08/01/2012	200	211

Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
1.750% due 06/01/2026	3,000	3,000

Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	168

Santa Monica, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
0.000% due 08/01/2013	225	199

South Orange County, California Public Financing Authority Special Tax Notes, (MBIA-FGIC Insured), Series 2004
5.000% due 08/15/2011	200	211

Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	$700	$694

Torrance, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2011	500	527

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.437% due 05/15/2030	1,000	526

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

		110,263

FLORIDA 2.3%

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	3,000	3,000

NEBRASKA 0.8%

Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.550% due 12/15/2012	1,000	1,000

PUERTO RICO 5.8%

Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,505

Commonwealth of Puerto Rico Revenue Notes, Series 2008
3.000% due 07/30/2009	1,000	1,007

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,000

Puerto Rico Electric Power Authority Revenue Bonds, (MBIA Insured), Series 1997
5.500% due 07/01/2009	1,000	1,009

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,004

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2000
6.000% due 07/01/2039	1,750	1,878

		7,403

Total Municipal Bonds & Notes (Cost $120,843)		121,666

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	1,000	5

Total Convertible Preferred Stocks (Cost $75)		5

Total Investments 95.9% (Cost $123,029)		$123,297

Other Assets and Liabilities (Net) 4.1%		5,218

Net Assets 100.0%		$128,515

26	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $3 has been pledged as collateral for futures contracts on March 31, 2009.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$5	$123,292	$0	$123,297
Other Financial Instruments ++	0	0	0	0

Total	$5	$123,292	$0	$123,297

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	27

Schedule of Investments  High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.1%

American International Group, Inc.
4.700% due 10/01/2010	$500	$285
8.175% due 05/15/2058	1,600	136
8.250% due 08/15/2018	400	171

Bank of America Corp.
8.000% due 12/29/2049	3,600	1,444

Citigroup, Inc.
8.400% due 04/29/2049	1,050	595

SLM Corp.
4.500% due 07/26/2010	700	525

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	238

Total Corporate Bonds & Notes (Cost $7,759)		3,394

MUNICIPAL BONDS & NOTES 94.4%

ALABAMA 1.3%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	45

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	532

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	179
5.250% due 03/01/2036	500	345

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,043

		2,144

ALASKA 0.5%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	839

ARIZONA 4.1%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	996

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	696

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	586

Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,158

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,062

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	681

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,650

		6,829

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CALIFORNIA 3.9%

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.300% due 10/01/2031	$1,400	$1,400

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	489
7.000% due 10/01/2039	500	389

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,350	809
9.000% due 11/01/2017	500	427

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	80	91

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	589

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	700	700

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	186

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.437% due 05/15/2030	1,750	921

Yosemite, California Community College District General Obligation Bonds, (FSA Insured), Series 2008
0.000% due 08/01/2025	1,000	383

		6,384

COLORADO 7.6%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.350% due 06/01/2029	1,600	1,600

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (e)	800	531
5.750% due 05/15/2037	855	570
5.750% due 12/01/2037	1,000	649

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,289
5.900% due 08/01/2037	1,000	619

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,400	1,088

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,032

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,250	1,704

Colorado State School of Mines Revenue Bonds, Series 2008
0.600% due 12/01/2037	350	350

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	313
5.450% due 12/01/2034	1,000	583

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	288

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.500% due 12/01/2029	$1,100	$1,100

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	428

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	341

		12,485

FLORIDA 4.6%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	455	268

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	700	487

Broward County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
0.350% due 04/01/2038	500	500

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	174

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	607

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,307

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	1,126

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	842

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	462

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,105

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	709

		7,587

GEORGIA 1.2%

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	138

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	911

LaGrange & Troup Counties, Georgia Hospital Authority General Obligation Bonds, Series 2008
5.500% due 07/01/2038	1,000	910

		1,959

IDAHO 0.5%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,300	882

28	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.4%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	$1,000	$684

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,013

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,477

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	672

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	124

Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,600	893
5.500% due 05/15/2037	750	421
6.100% due 12/01/2041	1,650	1,071
7.000% due 12/01/2037	1,000	585

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	721

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	799

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	789
6.625% due 06/01/2037	1,000	697

Will County, Illinois Community High School District No. 210 General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 01/01/2022	1,300	630

		10,576

INDIANA 1.1%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	42

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	750

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,065

		1,857

IOWA 2.3%

Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	883

Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	120

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	561
5.500% due 11/15/2037	1,550	882
5.625% due 12/01/2045	2,000	1,153

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	151

		3,750

KANSAS 1.2%

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	809

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	$1,000	$586

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	159
5.125% due 05/15/2042	250	154
5.500% due 08/01/2021	250	178

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	135

		2,021

LOUISIANA 1.3%

Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	2,220	1,569

New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	509

		2,078

MARYLAND 2.0%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	442

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	619
5.300% due 01/01/2037	300	157

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	777

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	255

Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	985	968

		3,218

MASSACHUSETTS 1.5%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	822
6.750% due 10/15/2037	1,250	876

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.250% due 12/01/2037	800	800

		2,498

MICHIGAN 4.0%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	795	460

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	144

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	85	79

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	965	635

Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	$450	$268

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	705

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	718

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (e)	230	181

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	1,490
6.500% due 09/01/2037	1,000	740

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	416

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	533

		6,526

MINNESOTA 2.7%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	277

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	514
5.750% due 10/01/2037	1,500	947

Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	978

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	124

Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	770

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	184

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	324

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	329

		4,447

MISSISSIPPI 1.0%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,582

MISSOURI 3.0%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,241
6.000% due 07/01/2037	750	447

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	220

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	141
5.550% due 10/01/2036	45	25

See Accompanying Notes	Annual Report	March 31, 2009	29

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	$500	$358

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	957

Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
0.400% due 10/01/2035	1,600	1,600

		4,989

MONTANA 0.2%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	339

NEW JERSEY 4.1%

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,120

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	39

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,000	606

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900	888

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600	451

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,000	3,637

		6,741

NEW MEXICO 0.5%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	332

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	462

		794

NEW YORK 4.1%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	93

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	500	502

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	321
6.700% due 01/01/2043	1,500	1,132

New York City, New York General Obligation Bonds, Series 1993
0.450% due 08/01/2020	1,000	1,000

New York City, New York General Obligation Bonds, Series 2008
0.300% due 04/01/2032	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	$150	$108

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.700% due 03/01/2016	1,250	1,096

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	735

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2005
2.000% due 11/01/2035	1,700	1,700

		6,787

NORTH CAROLINA 1.4%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	87

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	45

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	31

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	590

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	600
6.000% due 04/01/2038	500	352

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	660

		2,365

OHIO 3.7%

Allen County, Ohio Revenue Bonds, Series 2008
0.400% due 10/01/2031	1,200	1,200

Cuyahoga County, Ohio Revenue Bonds, Series 2004
0.350% due 01/01/2039	1,500	1,500

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	626
5.875% due 06/01/2047	3,500	1,923
6.000% due 06/01/2042	1,520	879

		6,128

OKLAHOMA 1.0%

Oklahoma State Capital Improvement Authority Revenue Bonds, Series 2006
0.300% due 07/01/2033	1,700	1,700

PENNSYLVANIA 7.3%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	531

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	1,933

Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	436

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	$500	$358

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	386

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	203
6.375% due 07/01/2030	1,000	788

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	101

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	3,053

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	212

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	1,770

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	487

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	290

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,220

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	311

		12,079

PUERTO RICO 0.7%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
6.000% due 07/01/2038	900	781

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	326

		1,107

RHODE ISLAND 0.1%

Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	144

SOUTH CAROLINA 1.7%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	200	200

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,279
6.000% due 11/15/2037	2,000	1,198

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	167

		2,844

30	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH DAKOTA 0.2%

South Dakota State Health & Educational Facilities Authority Revenue Bonds, Series 2008
5.250% due 07/01/2038	$355	$282

TENNESSEE 2.1%

Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	557

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	19

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,150	577

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	640
5.250% due 09/01/2021	1,000	752
5.250% due 09/01/2024	1,375	989

		3,534

TEXAS 10.1%

Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	1,250	487

Brazos County, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	968
8.250% due 05/01/2033	1,300	651

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	242

Brazos County, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	772

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	258

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	200

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	770

Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	784

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	58
6.125% due 07/15/2027	45	25

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	72
6.750% due 07/01/2029	1,000	655

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	194

Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	1,000	695

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	$750	$508

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	144
5.750% due 01/01/2033	1,600	1,445

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	259

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	500	500
5.500% due 08/15/2031	1,000	939

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,250	774

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	448

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,083

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	1,862

Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	24

Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,199

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	546

		16,562

UTAH 3.4%

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	339
5.700% due 11/15/2036	1,000	631

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,144

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	1,682

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	445

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	400

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.500% due 07/01/2018	1,000	1,000

		5,641

VIRGINIA 1.1%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	63

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	316

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	$1,150	$772

Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	661

		1,812

WASHINGTON 0.9%

Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	817

Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	258

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	455

		1,530

WEST VIRGINIA 1.0%

West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,150

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	985	532

		1,682

WISCONSIN 0.6%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	766

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	168

		934

Total Municipal Bonds & Notes (Cost $213,617)		155,656

MORTGAGE-BACKED SECURITIES 0.3%

Countrywide Alternative Loan Trust
3.133% due 11/25/2035	411	178

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	867	321

Total Mortgage-Backed Securities (Cost $769)		499

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.3%

American International Group, Inc.
8.500% due 08/01/2011	7,700	41

Wells Fargo & Co.
7.500% due 12/31/2049	1,000	479

Total Convertible Preferred Stocks (Cost $1,578)		520

See Accompanying Notes	Annual Report	March 31, 2009	31

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,090	$1,090

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $1,115. Repurchase proceeds are $1,090.)

U.S. CASH MANAGEMENT BILLS 0.2%

0.220% due 04/29/2009 (c)	270	270

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.1%

0.270% due 04/16/2009 - 06/11/2009 (a)(c)	$3,480	$3,480

Total Short-Term Instruments (Cost $4,839)		4,840

Total Investments 100.1% (Cost $228,562)		$164,909

Other Assets and Liabilities (Net) (0.1%)		(196)

Net Assets 100.0%		$164,713

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $3,750 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(d)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$5,000	$(355)	$0	$(355)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	3.890%	5,000	(592)	0	(592)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	4.940%	5,000	(591)	0	(591)

						$(1,538)	$0	$(1,538)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$33,000	$(2,189)	$(661)	$(1,528)
MCDX.NA-11 5-Year Index	JPM	0.900%	12/20/2013	5,000	(246)	(329)	83

					$(2,435)	$(990)	$(1,445)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$800	$531	0.32%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	230	181	0.11%

				$1,030	$712	0.43%

32	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$520	$164,389	$0	$164,909
Other Financial Instruments ++	0	(272)	(2,711)	(2,983)

Total	$520	$164,117	$(2,711)	$161,926

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(2,711)		(2,711)

Total	$0	$0	$0	$0	$(2,711)	$0	$(2,711)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	33

Schedule of Investments  Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.7%

American International Group, Inc.
4.250% due 05/15/2013	$600	$243
4.700% due 10/01/2010	1,400	797
4.950% due 03/20/2012	100	49
5.600% due 10/18/2016	100	44
8.175% due 05/15/2058	200	17
8.250% due 08/15/2018	900	386

Bank of America Corp.
8.000% due 12/29/2049	8,200	3,288

Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,152

JPMorgan Chase & Co.
7.900% due 04/29/2049	3,800	2,447

SLM Corp.
4.500% due 07/26/2010	1,500	1,125

Wells Fargo & Co.
7.980% due 02/28/2049	3,800	1,788

Total Corporate Bonds & Notes (Cost $23,158)		12,336

MUNICIPAL BONDS & NOTES 95.7%

ALABAMA 0.9%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,134

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	1,908

		4,042

ALASKA 0.5%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	524

Anchorage, Alaska General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,622

		2,146

ARIZONA 1.4%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,889

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	3,514

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Insured), Series 1998
5.375% due 06/01/2010	660	676

		6,079

CALIFORNIA 15.3%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	492

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,562

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Department of Water Resources Revenue Bonds, Series 2002
0.800% due 05/01/2022	$1,300	$1,300

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2036	1,365	1,365

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	4,000	3,518
5.000% due 11/01/2037	2,600	2,239

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,630
5.625% due 07/01/2032	3,200	2,941

California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,624

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	532

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (d)	1,565	1,144

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	462

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	20,730	22,914

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	2,945

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	687

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	4,351

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.300% due 04/01/2033	3,900	3,900

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,310
0.000% due 08/01/2016	1,400	1,060

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	864
4.800% due 09/01/2017	875	788

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	402

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,167

		69,197

COLORADO 2.8%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.350% due 06/01/2029	4,550	4,550

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	743

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	$30	$30

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	15	16
6.750% due 04/01/2015	40	40

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,500	7,108

		12,487

DISTRICT OF COLUMBIA 1.5%

District of Columbia Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	6,849

FLORIDA 6.5%

Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,270	1,173

Florida State JEA Water & Sewer System Revenue Bonds, (MBIA Insured), Series 2006
6.580% due 10/01/2020	5,000	3,999

Florida State Keys Aqueduct Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 09/01/2037	7,415	6,674

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (d)	10,200	8,034

Orange County, Florida Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2007
2.050% due 10/01/2041	1,970	1,970

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	306

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	2,000	2,000

Sarasota County, Florida Public Hospital Board Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 10/01/2021	5,000	4,276

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	936

		29,368

GEORGIA 0.7%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	1,000	315

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	2,800	2,700

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	125	132

		3,147

ILLINOIS 6.6%

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	557

34	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 12/01/2031	$1,000	$236

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (d)	1,290	1,298

Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,079

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,131

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,246

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (MBIA-FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,947

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	123
0.000% due 12/01/2014	255	211
0.000% due 12/01/2015	1,885	1,482

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	118

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	167

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	4,670

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	838

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	726

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,756

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,003

Northern Illinois State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,078

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,074

		29,740

INDIANA 3.8%

Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	177
4.500% due 01/15/2013	190	196

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.650% due 01/15/2014	$210	$217
4.750% due 01/15/2015	235	242
4.850% due 01/15/2016	295	303

Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	302
4.750% due 07/15/2009	105	105
5.000% due 07/15/2010	180	185

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	782

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,650

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	3,774

Indiana State IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2007
3.000% due 01/15/2026	6,800	5,074

Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	1,001

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,121

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,193

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	427
5.200% due 02/01/2012	230	242
5.500% due 02/01/2015	180	189

		17,180

KANSAS 0.1%

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	470

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	605	605

LOUISIANA 1.2%

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019	270	278

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	50	51

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	8,430	5,290

		5,619

MARYLAND 0.7%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	2,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASSACHUSETTS 2.0%

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	$1,000	$706

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.920% due 11/01/2020	2,595	2,110
0.940% due 11/01/2019	5,090	4,110

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	529

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.200% due 12/01/2037	900	900

Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2017	1,000	896

		9,251

MICHIGAN 0.8%

Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,399

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	52

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,053

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,015

		3,519

MISSOURI 3.6%

Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	335

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,522

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	946
5.000% due 11/01/2015	540	482

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	365

Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
0.400% due 10/01/2035	3,500	3,500

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	275	280

Springfield, Missouri Revenue Bonds, (MBIA-FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,953

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	857

		16,240

See Accompanying Notes	Annual Report	March 31, 2009	35

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEBRASKA 0.3%

Omaha, Nebraska General Obligation Bonds, Series 2009
5.000% due 10/15/2025 (b)	$1,055	$1,114

NEW JERSEY 3.6%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2010	570	567

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,459
5.600% due 01/01/2012	630	595
6.000% due 11/01/2028	3,500	2,254
6.375% due 04/01/2018	1,500	1,794
6.500% due 04/01/2018	690	648
6.500% due 04/01/2031	2,115	1,751

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	2,944

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	554

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	3,819

		16,385

NEW MEXICO 1.1%

New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	5,000	5,107

NEW YORK 9.8%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	3,000	2,514

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,106

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,450

New York City, New York General Obligation Bonds, Series 2008
0.300% due 04/01/2032	2,900	2,900
0.900% due 04/01/2035	4,600	4,600

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.820% due 03/01/2020	3,900	3,045
0.870% due 03/01/2022	3,500	2,712
5.000% due 03/01/2031	6,700	5,480

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
0.880% due 03/01/2023	4,000	3,047
5.000% due 03/01/2036	4,900	3,862

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	430	425

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,990	2,072

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	$150	$160

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,898

		44,368

NORTH CAROLINA 0.7%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,853

Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	575

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	1,000	886

		3,314

OHIO 2.2%

Cuyahoga County, Ohio Revenue Bonds, Series 2004
0.350% due 01/01/2039	1,265	1,265

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,490

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	260
5.875% due 06/01/2047	6,600	3,626

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	154

		9,795

OREGON 1.3%

Oregon State Department of Transportation Revenue Bonds, Series 2007
2.500% due 11/15/2027	5,755	5,755

PENNSYLVANIA 0.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	681

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	763

		1,444

PUERTO RICO 1.6%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.655% due 07/01/2019	3,000	2,425

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	160

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	797

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	3,605
0.000% due 08/01/2054	9,200	398

		7,385

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
RHODE ISLAND 0.9%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	$6,025	$3,927

SOUTH CAROLINA 0.8%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,604

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	1,100	1,100

		3,704

TENNESSEE 2.3%

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	375	431

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	7,800	5,569
5.000% due 02/01/2024	1,400	983
5.000% due 02/01/2027	5,000	3,367

		10,350

TEXAS 12.7%

Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	775

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	93

Bexar County, Texas Multi-Family Housing Finance Corp. Revenue Bonds, Series 2001
4.875% due 06/15/2011	345	350

Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,091

Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,519

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,257

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	383

Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,138

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	655

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	165	158

Houston, Texas Revenue Bonds, (MBIA-FGIC Insured), Series 1998
5.000% due 07/01/2025	5,000	4,320

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,046

36	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	$20	$12

North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,036

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	834

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	242

Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	10,254

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	6,080

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	2,860	2,860

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,542

Texas State Leander Independent School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	546

Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	7,178

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	1,397

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	762

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	650

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	5,158

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (g)	1,400	1,573

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williamson County, Texas General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 02/15/2018	$150	$168

		57,626

UTAH 0.5%

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.520% due 07/01/2018	2,060	2,060

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,078

VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	995

WASHINGTON 4.1%

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,065

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,583

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	5,149

Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,823

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	3,522

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,275

		18,417

WEST VIRGINIA 0.8%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,527

WISCONSIN 3.8%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	7,475	8,314

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

South Milwaukee, Wisconsin School District General Obligation Notes, (MBIA-FGIC Insured), Series 2002
3.750% due 04/01/2011	$385	$404

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	104
5.100% due 06/01/2023	100	103

Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,179

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	325	329
5.350% due 11/01/2022	1,250	1,267

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,180	1,190

		17,308

Total Municipal Bonds & Notes (Cost $487,250)		432,570

MORTGAGE-BACKED SECURITIES 0.9%

Countrywide Alternative Loan Trust
3.133% due 11/25/2035	2,465	1,072
3.673% due 11/25/2035	2,672	1,189

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	4,986	1,844

Total Mortgage-Backed Securities (Cost $6,245)		4,105

SHORT-TERM INSTRUMENTS 3.9%

U.S. CASH MANAGEMENT BILLS 0.4%
0.220% due 04/29/2009 (e)	1,720	1,720

U.S. TREASURY BILLS 3.5%
0.501% due 04/16/2009 - 06/11/2009 (c)(e)	15,810	15,804

Total Short-Term Instruments (Cost $17,524)		17,524

Total Investments 103.2% (Cost $534,177)		$466,535

Other Assets and Liabilities (Net) (3.2%)		(14,317)

Net Assets 100.0%		$452,218

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Security becomes interest bearing at a future date.
(e)	Securities with an aggregate market value of $17,524 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

See Accompanying Notes	Annual Report	March 31, 2009	37

Schedule of Investments  Municipal Bond Fund  (Cont.)

(f)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	2.040%	$5,000	$(419)	$0	$(419)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	3.150%	5,000	(556)	0	(556)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	10,700	(759)	0	(759)
California State General Obligation Notes, Series 2005	GSC	0.710%	03/20/2018	3.100%	7,000	(764)	0	(764)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	2.800%	5,000	(520)	0	(520)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	3.790%	5,000	(643)	0	(643)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	2.090%	5,000	(381)	0	(381)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	2.900%	5,000	(478)	0	(478)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	3.000%	5,000	(534)	0	(534)

						$(5,054)	$0	$(5,054)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$191,000	$ (12,667)	$(3,592)	$(9,075)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,493	$1,573	0.35%

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$466,535	$0	$466,535
Other Financial Instruments ++	0	(1,523)	(12,606)	(14,129)

Total	$0	$465,012	$(12,606)	$452,406

38	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(12,606)	0	(12,606)

Total	$0	$0	$0	$0	$(12,606)	$0	$(12,606)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	39

Schedule of Investments  New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.1%

American Express Bank FSB
0.605% due 10/20/2009	$250	$242
0.637% due 07/13/2010	250	231

American International Group, Inc.
4.250% due 05/15/2013	150	61
4.700% due 10/01/2010	300	171
5.600% due 10/18/2016	100	44

Bank of America Corp.
8.000% due 12/29/2049	1,100	441

General Electric Capital Corp.
1.339% due 07/27/2012	200	164

Morgan Stanley
3.338% due 05/14/2010	1,100	1,072

SLM Corp.
1.389% due 10/25/2011	50	29
4.500% due 07/26/2010	300	225

Total Corporate Bonds & Notes (Cost $3,532)		2,680

MUNICIPAL BONDS & NOTES 98.6%

ALABAMA 0.4%

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	471

ARKANSAS 0.2%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	245

CALIFORNIA 1.8%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	256

Hayward, California Unified School District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,000	945

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	396

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	744

		2,341

ILLINOIS 0.4%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	549

INDIANA 0.3%

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	450

NEW JERSEY 0.4%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	520

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 89.3%

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	$1,040	$1,178

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	63

Erie County, New York General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,018

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,024

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,025	2,521

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,282

Long Island, New York Power Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2023	1,000	1,001

Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,067

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,505

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	500	419

Monroe County, New York General Obligation Notes, Series 2008
6.500% due 04/15/2009	1,000	1,001

New York City, New York General Obligation Bonds, (FSA Insured), Series 1994
0.300% due 08/01/2014	4,000	4,000

New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
0.000% due 08/01/2016	2,500	2,277

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	521

New York City, New York General Obligation Bonds, Series 1993
0.450% due 08/01/2020	750	750

New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,783

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,009

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,036
5.000% due 10/01/2019	2,300	2,380

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	270

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	$500	$537

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	432
5.000% due 01/01/2046	1,500	1,170

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.870% due 03/01/2022	1,400	1,085
5.000% due 03/01/2031	1,000	818

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
0.880% due 03/01/2023	2,350	1,790

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	164

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	240	183

New York City, New York Industrial Development Agency Revenue Bonds, Series 2003
5.125% due 05/01/2015	1,500	1,502

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	23
5.500% due 01/01/2016	1,000	996

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.700% due 03/01/2016	2,425	2,126

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	924

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,057

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,660	2,570
5.250% due 06/15/2040	1,000	1,006

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	533
5.250% due 02/01/2029	500	520

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.000% due 01/15/2020	5,000	5,081

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	655

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	419

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,553

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034 (a)	2,000	1,991

New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,011

New York State Dormitory Authority Revenue Bonds, (BHAC-CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,030

40	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	$200	$208

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 1999
4.750% due 08/15/2022	500	478

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	736

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2007
5.250% due 07/01/2021	1,000	1,032

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	153

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	431

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	730

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,108
5.000% due 07/01/2026	500	341

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,026
5.000% due 02/15/2037	2,500	2,221

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,497
5.000% due 07/01/2038	1,000	969
6.125% due 12/01/2029	500	383
6.250% due 12/01/2037	350	257

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	969

New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,047

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	494

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	554

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	271

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	854

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,780

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,248

New York State Environmental Facilities Corp. Revenue Bonds, Series 1987
0.230% due 07/01/2019	1,200	1,200

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	955
5.000% due 06/15/2014	400	437

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	$2,000	$2,086

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,301

New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,169

New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034 (a)	2,000	1,936

New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	557

New York State Housing Finance Agency Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	993

New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	359

New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	183

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	898

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	416

New York State Port Authority of New York & New Jersey Revenue Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2026	3,000	2,709

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	532

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,097

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	2,000	1,868
4.750% due 01/01/2030	1,000	922

New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	261

New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	550
5.000% due 04/01/2015	500	552

New York State Thruway Authority Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	536

New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,007

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2037	2,000	1,926

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	529

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	$750	$838

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,270

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,168

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	521

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	550	552

New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	528

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	441

Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,654

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	564

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	365

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	561

Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	272

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	534

		116,579

PUERTO RICO 5.1%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.655% due 07/01/2019	3,650	2,950
4.675% due 07/01/2020	1,000	796

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	254

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,029

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107

Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	196

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,125

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	216

		6,673

See Accompanying Notes	Annual Report	March 31, 2009	41

Schedule of Investments  New York Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 0.6%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	$805	$637

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	131

		768

VIRGIN ISLANDS 0.1%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	180

Total Municipal Bonds & Notes (Cost $132,144)		128,776

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$415	$415

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $425. Repurchase proceeds are $415.)

U.S. TREASURY BILLS 2.4%

0.358% due 04/02/2009 - 06/04/2009 (b)(c)	3,070	3,070

Total Short-Term Instruments (Cost $3,484)		3,485

Total Investments 103.4% (Cost $139,160)		$134,941

Other Assets and Liabilities (Net) (3.4%)		(4,376)

Net Assets 100.0%		$130,565

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $3,069 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(d)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$2,200	$(156)	$0	$(156)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$40,200	$(2,666)	$(653)	$(2,013)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$134,941	$0	$134,941
Other Financial Instruments ++	0	(156)	(2,013)	(2,169)

Total	$0	$134,785	$(2,013)	$132,772

42	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(2,013)	0	(2,013)

Total	$0	$0	$0	$0	$(2,013)	$0	$(2,013)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	43

Schedule of Investments  Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.2%

American International Group, Inc.
4.250% due 05/15/2013	$300	$121
4.700% due 10/01/2010	700	398

Bank of America Corp.
8.000% due 12/29/2049	3,450	1,383

Citigroup, Inc.
8.400% due 04/29/2049	1,400	793

General Electric Capital Corp.
1.339% due 07/27/2012	450	369
6.375% due 11/15/2067	900	438

JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	902

Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	406

SLM Corp.
1.389% due 10/25/2011	125	72
4.500% due 07/26/2010	800	600

Wells Fargo & Co.
7.980% due 02/28/2049	1,400	659

Total Corporate Bonds & Notes (Cost $11,325)		6,141

MUNICIPAL BONDS & NOTES 93.2%

ARIZONA 4.1%

Greater Arizona State Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,355
5.000% due 08/01/2012	2,305	2,523

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,084

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,014

		7,976

CALIFORNIA 15.0%

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,262

California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.270% due 04/01/2037	2,000	2,000

California State Department of Water Resources Revenue Bonds, Series 2002
0.200% due 05/01/2022	2,000	2,000
0.800% due 05/01/2022	2,000	2,000

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	600	600

California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.450% due 07/01/2035	2,000	2,000

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,600	1,567

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.300% due 04/01/2042	1,100	1,100

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	1,600	1,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	$620	$523

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	589

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	560

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	400	400

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,012

Oakland & Alameda Counties, California Coliseum Authority Revenue Bonds, Series 2000
0.200% due 02/01/2025	2,000	2,000

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.000% due 08/01/2029	2,000	2,000

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
0.300% due 12/01/2036	2,000	2,000

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.930% due 04/01/2038	2,000	2,000

Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	156

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	1,801

		29,170

COLORADO 1.9%

Colorado Springs, Colorado Revenue Bonds, Series 2007
3.000% due 11/01/2026	1,700	1,700

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.500% due 12/01/2029	2,000	2,000

		3,700

DISTRICT OF COLUMBIA 3.6%

District of Columbia Revenue Bonds, Series 1998
0.400% due 08/15/2038	6,000	6,000

District of Columbia Revenue Bonds, Series 2007
0.400% due 04/01/2041	1,000	1,000

		7,000

FLORIDA 3.7%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	430	436

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.500% due 10/01/2034	2,000	2,000

Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
1.500% due 10/01/2036	2,000	2,000

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 12/01/2017	500	424

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	$2,400	$2,400

		7,260

GEORGIA 0.6%

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	1,150	1,109

ILLINOIS 5.4%

Chicago, Illinois Revenue Bonds, Series 2002
0.500% due 01/01/2034	4,980	4,980

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,416

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,051

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	867

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,837

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	126

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 10/01/2010	15	14

University of Illinois Certificates of Participation Bonds, Series 2008
1.500% due 10/01/2027	300	300

		10,591

INDIANA 0.6%

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,243

KANSAS 0.2%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 10/01/2010	355	372

LOUISIANA 2.6%

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,068

MASSACHUSETTS 9.9%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
0.000% due 07/01/2020	7,005	5,611

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.250% due 09/01/2037	2,000	2,000

44	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.920% due 11/01/2020	$1,000	$813
0.940% due 11/01/2019	3,000	2,422

Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,677

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.200% due 12/01/2037	1,500	1,500
0.250% due 12/01/2037	1,600	1,600

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.200% due 08/15/2034	700	700

Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2016	3,200	2,955

		19,278

MICHIGAN 2.3%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,034

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,978

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	451

		4,463

MISSOURI 0.8%

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,555

NEVADA 2.2%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,178

NEW HAMPSHIRE 0.8%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.550% due 07/01/2033	1,600	1,600

NEW JERSEY 1.0%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	300	359

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,430	1,507

		1,866

NEW YORK 7.3%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	5,000	4,190

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	55	55

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York General Obligation Bonds, Series 1993
0.450% due 08/01/2021	$400	$400

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.820% due 03/01/2020	1,500	1,171
0.870% due 03/01/2022	8,000	6,198

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	106

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	863

New York State Dormitory Authority Revenue Bonds, Series 2008
0.450% due 07/01/2037	1,100	1,100

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	151

		14,234

NORTH CAROLINA 0.8%

Mecklenburg County, North Carolina General Obligation Bonds, Series 2000
0.520% due 02/01/2017	1,600	1,600

OHIO 2.4%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,007

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,675

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	346
5.875% due 06/01/2030	940	589

		4,617

OKLAHOMA 0.1%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	101

OREGON 1.7%

Oregon State Department of Transportation Revenue Bonds, Series 2006
1.050% due 11/15/2026	2,000	2,000

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	793
5.000% due 10/01/2012	435	430

		3,223

PENNSYLVANIA 0.3%

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	527

PUERTO RICO 0.1%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH CAROLINA 1.0%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	$2,000	$2,000

TENNESSEE 5.6%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	145	150

Shelby County, Tennessee General Obligation Bonds, Series 2006
2.000% due 12/01/2031	2,000	2,000

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	3,120	2,305
5.000% due 02/01/2023	1,625	1,160

Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 02/01/2010	1,500	1,467
5.000% due 09/01/2015	4,600	3,831

		10,913

TEXAS 9.9%

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	11,000	9,216

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,292

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	165	167

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	2,000	2,000

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 11/15/2010	685	713

Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	406

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	359

Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,402

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	650

		19,205

UTAH 1.0%

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.520% due 07/01/2018	2,000	2,000

VIRGINIA 0.6%

Virginia State College Building Authority Revenue Bonds, Series 2006
0.350% due 02/01/2026	400	400

See Accompanying Notes	Annual Report	March 31, 2009	45

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	$750	$781

		1,181

WASHINGTON 6.2%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,602

Washington State Energy Northwest Revenue Bonds, Series 2003
0.350% due 07/01/2017	2,050	2,050

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	152

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,255

		12,059

WEST VIRGINIA 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	50	52

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 1.5%

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	$1,270	$1,289
4.500% due 11/01/2010	550	556

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,028

		2,873

Total Municipal Bonds & Notes (Cost $189,468)		181,280

MORTGAGE-BACKED SECURITIES 1.2%

Countrywide Alternative Loan Trust
3.133% due 11/25/2035	1,520	661
3.673% due 11/25/2035	1,726	768

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	2,385	882

Total Mortgage-Backed Securities (Cost $3,506)		2,311

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS 1.7%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$3,355	$3,355

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $3,423. Repurchase proceeds are $3,355.)

U.S. CASH MANAGEMENT BILLS 0.9%

0.220% due 04/29/2009 (b)	1,620	1,620

U.S. TREASURY BILLS 2.6%

0.632% due 04/16/2009 - 06/11/2009 (a)(b)	5,110	5,108

Total Short-Term Instruments (Cost $10,083)		10,083

Total Investments 102.8% (Cost $214,382)		$199,815

Other Assets and Liabilities (Net) (2.8%)		(5,379)

Net Assets 100.0%		$194,436

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $6,728 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(c)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$5,400	$(383)	$0	$(383)
California State General Obligation Notes, Series 2005	GSC	0.710%	03/20/2018	3.100%	3,000	(328)	0	(328)

						$(711)	$0	$(711)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$76,600	$(5,080)	$(1,520)	$(3,560)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

46	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	$300	$11	$(26)	$37
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	2,200	(760)	23	(783)

						$(749)	$(3)	$(746)

(d)	Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	150	264
Closing Buys	0	0
Expirations	(150)	(264)
Exercised	0	0

Balance at 03/31/2009	0	$0

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$199,815	$0	$199,815
Other Financial Instruments ++	0	(1,457)	(3,560)	(5,017)

Total	$0	$198,358	$(3,560)	$194,798

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(3,560)	0	(3,560)

Total	$0	$0	$0	$0	$(3,560)	$0	$(3,560)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	47

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Class P shares (the “Institutional Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative,

(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(b), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

48	PIMCO Funds	Municipal Bond Funds

March 31, 2009

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(g) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3. CASH, SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related

Annual Report	March 31, 2009	49

Notes to Financial Statements  (Cont.)

securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of

50	PIMCO Funds	Municipal Bond Funds

March 31, 2009

the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4. FINANCIAL DERIVATIVE INSTRUMENTS

(a) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(b) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of

Annual Report	March 31, 2009	51

Notes to Financial Statements  (Cont.)

the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements   Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

52	PIMCO Funds	Municipal Bond Funds

March 31, 2009

Total Return Swap Agreements   Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5. MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily

Annual Report	March 31, 2009	53

Notes to Financial Statements  (Cont.)

net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the

Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D		Class P
California Intermediate Municipal Bond Fund	0.225%		0.22%	0.22%	0.30%		0.30%		0.32%
California Short Duration Municipal Income Fund	0.20%		0.15%	N/A	0.30%		0.30%		0.25%
High Yield Municipal Bond Fund	0.30%	(1)	0.25%	N/A	0.30%	(2)	0.30%	(2)	0.35%
Municipal Bond Fund	0.225%		0.24%	0.24%	0.30%		0.30%		0.34%
New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.30%		N/A
Short Duration Municipal Income Fund	0.20%		0.15%	0.15%	0.30%		0.30%		0.25%

(1)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.01% of the Investment Advisory Fee to 0.29%.
(2)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.05% of the Supervisory and Administrative Fee to 0.25%.

(c) Distribution and Servicing Fees   Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

54	PIMCO Funds	Municipal Bond Funds

March 31, 2009

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ Supervisory and Administrative Fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class C	Class D	Class P
California Short Duration Municipal Income Fund	0.35%	0.70%	—	0.70%	—
High Yield Municipal Bond Fund	0.55%	0.95%	1.70%	0.95%	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$32
High Yield Municipal Bond Fund	58

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$920	$19,635
California Short Duration Municipal Income Fund	17,576	0
High Yield Municipal Bond Fund	2,762	10,159
Municipal Bond Fund	34,085	33,917
New York Municipal Bond Fund	13,588	920
Short Duration Municipal Income Fund	844	0

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Annual Report	March 31, 2009	55

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$14,746	$14,301	$78,266	$99,343
California Short Duration Municipal Income Fund	383	0	226,828	123,720
High Yield Municipal Bond Fund	34,409	34,398	274,144	233,692
Municipal Bond Fund	239,663	239,837	319,089	276,904
New York Municipal Bond Fund	62,839	62,918	137,941	67,909
Short Duration Municipal Income Fund	134,709	134,444	248,746	226,576

10. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund				High Yield Municipal Bond Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,731	$24,476	4,631	$44,590	12,200	$121,333	1,921	$19,219	8,723	$71,285	19,872	$200,165
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class P	1	10	0	0	441	4,380	0	0	1	10	0	0
Other Classes	2,461	22,309	1,736	16,691	4,860	48,455	944	9,462	13,653	112,732	10,469	104,215
Issued as reinvestment of distributions
Institutional Class	440	3,985	420	4,059	143	1,427	32	320	799	6,272	450	4,373
Administrative Class	6	55	7	68	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0	0	1	0	0
Other Classes	122	1,091	86	831	50	502	14	143	515	3,931	128	1,254
Cost of shares redeemed
Institutional Class	(6,915)	(60,498)	(4,015)	(38,837)	(4,542)	(45,114)	(1,157)	(11,594)	(12,161)	(95,630)	(9,024)	(89,022)
Administrative Class	(177)	(1,570)	(17)	(158)	0	0	0	0	0	0	0	0
Class P	0	0	0	0	(43)	(430)	0	0	0	0	0	0
Other Classes	(1,382)	(12,226)	(1,772)	(17,213)	(2,354)	(23,324)	(183)	(1,830)	(7,948)	(60,916)	(5,726)	(56,165)
Net increase (decrease) resulting from Fund share transactions	(2,713)	$(22,368)	1,076	$10,031	10,755	$107,229	1,571	$15,720	3,582	$37,685	16,169	$164,820

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	20,199	$181,755	25,993	$259,944	6,460	$66,881	2,030	$21,836	7,446	$69,227	10,329	$101,575
Administrative Class	56	524	23	227	0	0	0	0	1,559	14,584	850	8,128
Class P	1	10	0	0	0	0	0	0	1	10	0	0
Other Classes	13,145	113,760	6,531	65,380	3,422	36,216	1,656	17,817	15,930	147,719	5,775	56,617
Issued as reinvestment of distributions
Institutional Class	1,893	16,487	1,051	10,505	244	2,503	121	1,301	346	3,116	457	4,491
Administrative Class	3	29	2	24	0	0	0	0	60	543	0	6
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	679	5,918	516	5,161	138	1,417	86	919	361	3,233	246	2,409
Cost of shares redeemed
Institutional Class	(21,578)	(182,625)	(13,958)	(139,427)	(2,258)	(22,680)	(1,887)	(20,246)	(10,218)	(88,500)	(19,233)	(189,635)
Administrative Class	(36)	(307)	(26)	(263)	0	0	0	0	(1,731)	(14,939)	(14)	(137)
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(12,277)	(103,849)	(7,681)	(77,282)	(1,968)	(20,186)	(974)	(10,465)	(12,024)	(106,898)	(8,781)	(86,119)
Net increase (decrease) resulting from Fund share transactions	2,085	$31,702	12,451	$124,269	6,038	$64,151	1,032	$11,162	1,730	$28,095	(10,371)	$(102,665)

56	PIMCO Funds	Municipal Bond Funds

March 31, 2009

11. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Annual Report	March 31, 2009	57

Notes to Financial Statements  (Cont.)

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
California Intermediate Municipal Bond Fund	$122	$240	$0	$(10,517)	$(61)	$(6,573)	$(3,270)
California Short Duration Municipal Income Fund	0	0	0	269	(23)	(5)	0
High Yield Municipal Bond Fund	0	218	0	(67,160)	(151)	(9,732)	(9,445)
Municipal Bond Fund	0	1,205	0	(82,228)	(275)	(8,435)	(49,196)
New York Municipal Bond Fund	0	0	0	(6,461)	(57)	0	(1,073)
Short Duration Municipal Income Fund	0	0	0	(19,711)	(120)	(16,531)	(28,938)

(1)	Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016	2017
California Intermediate Municipal Bond Fund	$2	$1,828	$1,547	$1,180	$229	$1,476	$311
California Short Duration Municipal Income Fund	0	0	0	0	0	0	5
High Yield Municipal Bond Fund	0	0	0	0	0	3,645	6,087
Municipal Bond Fund	4,660	419	570	1,180	0	0	1,606
New York Municipal Bond Fund	0	0	0	0	0	0	0
Short Duration Municipal Income Fund	0	2,228	4,137	1,739	0	0	8,427

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
California Intermediate Municipal Bond Fund	$115,814	$1,792	$(11,706)	$(9,914)
California Short Duration Municipal Income Fund	123,029	1,349	(1,081)	268
High Yield Municipal Bond Fund	228,996	425	(64,512)	(64,087)
Municipal Bond Fund	534,177	4,602	(72,244)	(67,642)
New York Municipal Bond Fund	139,160	2,226	(6,445)	(4,219)
Short Duration Municipal Income Fund	214,382	1,892	(16,459)	(14,567)

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions
California Intermediate Municipal Bond Fund	$5,451	$359	$0	$5,298	$237	$0
California Short Duration Municipal Income Fund	1,963	125	0	431	47	0
High Yield Municipal Bond Fund	11,840	479	0	6,650	324	0
Municipal Bond Fund	22,395	3,374	0	17,499	1,169	0
New York Municipal Bond Fund	3,936	617	22	2,085	446	39
Short Duration Municipal Income Fund	7,957	1,280	0	8,318	594	0

(6)	Includes short-term capital gains, if any, distributed.

58	PIMCO Funds	Municipal Bond Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional, Administrative and Class P Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional, Administrative and Class P shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Short Duration Municipal Income Fund, High Yield Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, six of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets and the financial highlights of the Funds for the Institutional, Administrative and Class P shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

Annual Report	March 31, 2009	59

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

60	PIMCO Funds	Municipal Bond Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
California Intermediate Municipal Bond Fund	0.40%	0.40%	$0	$0
California Short Duration Municipal Income Fund	0.22%	0.22%	0	12
High Yield Municipal Bond Fund	0.84%	0.43%	0	0
Municipal Bond Fund	0.00%	0.00%	0	0
New York Municipal Bond Fund	0.00%	0.00%	0	176
Short Duration Municipal Income Fund	0.00%	0.00%	0	0

Exempt Interest Dividends. For the benefit of shareholders of the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2009, 97.21%, 94.95%, 90.07%, 90.11%, 90.07%, and 87.49%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2008, 92.14%, 90.18%, 94.38%, 88.90%%, 85.10%, and 91.77% respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

Annual Report	March 31, 2009	61

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

62	PIMCO Funds	Municipal Bond Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2009	63

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

64	PIMCO Funds	Municipal Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27589-05

PIMCO Funds

Annual Report

MARCH 31, 2009

Municipal Bond Funds

Share Classes

NATIONAL SHORT DURATION TAX-EXEMPT

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Annual Report	March 31, 2009	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

4	PIMCO Funds

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performanceis no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B and C shares (where available) were first offered in (month/year): Municipal Bond Fund (4/98), California Intermediate Municipal Bond Fund (A shares 10/99), New York Municipal Bond Fund (A shares 10/99), and Short Duration Municipal Income Fund (A & C shares 3/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”), which declines from 5% in the first year to 0% at the end of the sixth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

6	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from October 1, 2008 to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	7

PIMCO California Intermediate Municipal Bond Fund

Class A:	PCMBX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A at the end of the period versus the benchmark’s average of AA3/A1.

•

Municipals generally underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•	The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which detracted from performance as California municipal yields moved higher for the period.

•	Yield-curve positioning detracted from performance as the California municipal yield curve steepened over the period.

•

The Fund’s Class A 30-day SEC yield after fees at March 31, 2009 was 4.07%. The yield was 6.90% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective California state tax rate of 6.05%, or 4.57% assuming a federal tax rate of 10.00% and an effective California state tax rate of 1.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	California municipal bonds underperformed the broader national municipal market for the period.

•	Exposure to long maturity payer swaps detracted from performance as longer rates fell, while exposure to the education-related municipal sector benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class A	-3.99%	0.60%	2.96%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	-6.87%	-0.01%	2.63%
Barclays Capital California Intermediate Municipal Bond Index	3.78%	3.61%	5.00%
Lipper California Intermediate Municipal Debt Funds Average	0.27%	1.96%	3.98%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

California	89.3%
Puerto Rico	6.4%
Corporate Bonds & Notes	1.8%
Short-Term Instruments	1.0%
Other	1.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$989.83	$1,021.04
Expenses Paid During Period†	$3.87	$3.93

† Expenses are equal to the net annualized expense ratio for the class (0.78% for Class A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund

Class A:	PCDAX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AA2/AA3.

•

Municipals generally underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•	The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which detracted from performance as California municipal yields moved higher over the period.

•

The Fund’s Class A 30-day SEC yield after fees at March 31, 2009 was 1.62%. The yield was 2.75% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective California state tax rate of 6.05%, or 1.82% assuming a federal tax rate of 10.00% and an effective California state tax rate of 1.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	California municipal bonds underperformed the broader national municipal market for the period.

•	Exposure to the pre-refunded municipal sector benefited performance as this sector outperformed all other municipal sectors over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class A	2.61%	2.84%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	0.30%	1.94%
Barclays Capital California 1 Year Municipal Bond Index	3.96%	4.28%
Lipper California Short/Intermediate Municipal Debt Funds Average	1.17%	1.82%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

California	89.4%
Puerto Rico	6.0%
Florida	2.5%
Corporate Bonds & Notes	1.3%
Other	0.8%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,024.58	$1,021.19
Expenses Paid During Period†	$3.79	$3.78

† Expenses are equal to the net annualized expense ratio for the class (0.75% for Class A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	9

PIMCO High Yield Municipal Bond Fund

Class A:	PYMAX
Class C:	PYMCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

•	The Fund’s average credit quality was BAA- at the end of the period versus the benchmark’s average of A3/BAA1.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from performance as municipal yields moved lower over the period.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•

The Fund’s Class A 30-day SEC yield after fees at March 31, 2009 was 7.27%. The yield was 11.18% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 8.08% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to the education sector benefited performance as this sector outperformed over the period. However, exposure to tobacco-related municipals detracted from performance over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class A	-20.22%	-8.95%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	-23.81%	-9.98%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	-21.57%	-9.62%
60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	-10.94%	-3.55%
Lipper High Yield Municipal Debt Funds Average	-17.40%	-7.65%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 4.50% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective May, 1, 2009, the Fund will no longer impose a redemption fee. Please see page 6 for more information. The Fund’s gross expense ratios are 0.85% and 1.60% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Texas	10.0%
Colorado	7.6%
Pennsylvania	7.3%
Illinois	6.4%
Other	68.7%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$845.52	$842.33	$1,020.94	$1,017.20
Expenses Paid During Period†	$3.68	$7.12	$4.03	$7.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.80% for Class A and 1.55% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.80% for Class A and 1.55% for Class C reflects net annualized expenses after application of an expense waiver of 0.06%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Municipal Bond Fund

Class A:	PMLAX
Class B:	PMLBX
Class C:	PMLCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

•	The Fund’s average credit quality was A at the end of the period versus the benchmark’s average of AA2/AA3.

•	The Fund’s effective duration was managed below its benchmark throughout the period, which detracted from performance, as municipal yields moved lower over the period.

•	Yield-curve positioning detracted from performance as the yield curve steepened over the period.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•

The Fund’s Class A 30-day SEC yield after fees at March 31, 2009 was 4.58%. The yield was 7.04% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 5.09% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•

Exposure to long maturity payer swaps detracted from performance as long-term rates fell, while exposure to pre-refunded municipal securities benefited performance as this sector outperformed all other municipal sectors during the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	-14.86%	-1.53%	1.72%	2.09%
PIMCO Municipal Bond Fund Class A (adjusted)	-17.41%	-2.12%	1.41%	1.81%
PIMCO Municipal Bond Fund Class B	-15.50%	-2.25%	1.19%	1.61%
PIMCO Municipal Bond Fund Class B (adjusted)	-19.56%	-2.59%	1.19%	1.61%
PIMCO Municipal Bond Fund Class C (adjusted)	-16.10%	-2.02%	1.21%	1.58%
Barclays Capital Municipal Bond Index	2.27%	3.21%	4.60%	4.74%
Lipper General Municipal Debt Funds Average	-3.31%	1.23%	2.92%	3.15%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.855%, 1.605% and 1.355% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

California	14.8%
Texas	12.4%
New York	9.5%
Illinois	6.4%
Florida	6.3%
Other	50.6%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$908.25	$904.85	$906.00	$1,021.04	$1,017.30	$1,018.55
Expenses Paid During Period†	$3.71	$7.27	$6.08	$3.93	$7.70	$6.44

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.78% for Class A, 1.53% for Class B and 1.28% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	11

PIMCO New York Municipal Bond Fund

Class A	PNYAX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA- at the end of the period versus the benchmark’s average of AAA/AAA.

•

The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from performance, as New York municipal yields moved lower in the ten-year portion of the yield curve.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•

The Fund’s Class A 30-day SEC yield after fees at March 31, 2009 was 4.16%. The yield was 6.94% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective New York state tax rate of 5.01%, or 7.16% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 4.82% on a fully tax adjusted basis assuming a federal tax rate of 10.00% and an effective New York state tax rate of 3.60%, or 4.97% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within New York slightly outperformed the broader national municipal market for the period.

•	Exposure to the special-tax municipal sector detracted from performance, while exposure to education-related municipals benefited performance over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class A	-1.42%	2.05%	4.52%
PIMCO New York Municipal Bond Fund Class A (adjusted)	-4.38%	1.43%	4.19%
Barclays Capital New York Insured Municipal Bond Index	3.05%	3.32%	5.35%
Lipper New York Municipal Debt Funds Average	-2.73%	1.46%	3.63%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

New York	86.4%
Puerto Rico	4.9%
Short-Term Instruments	2.6%
Corporate Bonds & Notes	2.0%
Other	4.1%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,008.33	$1,021.04
Expenses Paid During Period†	$3.91	$3.93

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.78% for Class A and 0.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Short Duration Municipal Income Fund

Class A:	PSDAX
Class C:	PSDCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was A+ at the end of the period versus the benchmark’s average of AA1/AA2.

•	The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which benefited performance as municipal yields declined over the period.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•

The Fund’s Class A 30-day SEC yield after fees at March 31, 2009 was 2.53%. The yield was 3.89% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 2.81% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Underweight exposure to longer-maturity municipals detracted from performance as longer-maturity municipal rates declined over the period.

•	Exposure to long maturity payer swaps detracted from performance as longer-term rates declined over the period, while exposure to housing-related municipals benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class A	-10.92%	-1.17%	0.97%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-12.92%	-1.61%	0.74%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	-12.04%	-1.47%	0.55%
Barclays Capital 1 Year Municipal Bond Index	4.20%	3.09%	3.51%
Lipper Short Municipal Debt Funds Average	1.40%	1.95%	3.00%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Please see page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.75% and 1.05% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

California	14.6%
Massachusetts	9.7%
Texas	9.6%
New York	7.1%
Washington	6.0%
Tennessee	5.5%
Illinois	5.3%
Short-Term Instruments	5.0%
Other	37.2%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$912.93	$911.56	$1,021.19	$1,019.70
Expenses Paid During Period†	$3.58	$5.00	$3.78	$5.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Class A and 1.05% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	13

Benchmark Descriptions

Index	Description

60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Prior to November 1st, 2008, this index was published by Lehman Brothers. The Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Barclays Capital 1 Year Municipal Bond Index	Barclays Capital 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital California 1 Year Municipal Bond Index	Barclays Capital California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital California Intermediate Municipal Bond Index	Barclays Capital California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital New York Insured Municipal Bond Index	Barclays Capital New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

14	PIMCO Funds

Index	Description

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

MSCI World Net Dividend Index (in USD)

MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	15

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.8%

American International Group, Inc.
4.700% due 10/01/2010	$400	$227
8.175% due 05/15/2058	700	60
8.250% due 08/15/2018	100	43

Bank of America Corp.
8.000% due 12/29/2049	2,000	802

Citigroup, Inc.
8.400% due 04/29/2049	500	283

General Electric Capital Corp.
1.339% due 07/27/2012	250	205

SLM Corp.
4.500% due 07/26/2010	450	338

Total Corporate Bonds & Notes (Cost $4,226)		1,958

MUNICIPAL BONDS & NOTES 94.7%

CALIFORNIA 87.0%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,149

Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	281

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	795

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	101

Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,431

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	1,843

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	1,998

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	410

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	580
5.000% due 10/01/2013	570	611

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	792

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	995

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	148

California State General Obligation Bonds, Series 2004
0.300% due 05/01/2034	100	100

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	531

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	$350	$354

California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	278

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,399

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	628

California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	2,000	2,096

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,235

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,476

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,558

California State Port of Oakland Revenue Bonds, (MBIA-FGIC Insured), Series 2000
5.750% due 11/01/2012	500	507

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	1,000	1,058

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,123

California State Public Works Board Revenue Notes, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,623

California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,426

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	615

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	4,500	2,388

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	1,993

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	989

California Statewide Communities Development Authority Revenue Bonds, Series 2002
6.750% due 07/01/2032 (e)	1,280	1,018

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	120

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	650	431
5.500% due 11/01/2038	400	240

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.300% due 08/15/2034	$1,000	$1,000

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	967

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	873

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	509

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	627
5.375% due 09/01/2017	800	710

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	1,355	1,438

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	955	770

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,540

El Monte, California School District General Obligation Notes, (MBIA-FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,427

El Monte, California Union High School District General Obligation Notes, (MBIA-FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,048

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	771

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	665	782

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,150	1,107

Grossmont-Cuyamaca, California Community College District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	563

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	955	739

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.300% due 04/01/2033	1,200	1,200

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	100	100

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	630
5.250% due 11/15/2018	1,000	773
5.250% due 11/15/2019	500	378

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	202

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,030

16	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	$250	$254

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,932

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	379

Oakland, California Joint Powers Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 06/15/2019	1,250	1,284

Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	219

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	936

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	171

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	251

Sacramento County, California Sanitation District Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,091

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	585	665

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,247

San Diego, California Redevelopment Agency Tax Allocation Bonds, (XLCA Insured), Series 2004
5.250% due 09/01/2016	1,000	1,023

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,320

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,581

San Francisco, California City & County Airports Commission Revenue Bonds, Series 2008
6.750% due 05/01/2019	1,000	1,049

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,196

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,676

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	$920	$922

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	990

San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,087

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	805

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	55	56

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,045

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,369

Southern California State Public Power Authority Revenue Bonds, (MBIA-IBC Insured), Series 1992
0.000% due 07/01/2015	1,570	1,259

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	354

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.437% due 05/15/2030	1,500	789

University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,197

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,496

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	383

		94,596

MONTANA 0.3%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	339

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	221

PUERTO RICO 6.3%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.675% due 07/01/2020	1,000	796

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	775	664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	$500	$504

Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,417

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,265

Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	151

		6,797

TEXAS 0.1%

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	58

VIRGIN ISLANDS 0.8%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	898

Total Municipal Bonds & Notes (Cost $110,193)		102,909

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	5,200	28

Total Convertible Preferred Stocks (Cost $390)		28

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$105	105

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $110. Repurchase proceeds are $105.)

U.S. TREASURY BILLS 0.8%
0.308% due 04/16/2009 - 06/04/2009 (a)(c)	900	900

Total Short-Term Instruments (Cost $1,005)		1,005

Total Investments 97.4% (Cost $115,814)		$105,900

Other Assets and Liabilities (Net) 2.6%		2,779

Net Assets 100.0%		$108,679

See Accompanying Notes	Annual Report	March 31, 2009	17

Schedule of Investments  California Intermediate Municipal Bond Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $900 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(d)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$5,000	$(355)	$0	$(355)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$5,000	$(331)	$(95)	$(236)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,280	$1,018	0.94%

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$28	$105,872	$0	$105,900
Other Financial Instruments ++	0	(355)	(236)	(591)

Total	$28	$105,517	$(236)	$105,309

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(236)	0	(236)

Total	$0	$0	$0	$0	$(236)	$0	$(236)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

18	PIMCO Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

American Express Bank FSB
0.605% due 10/20/2009	$200	$193
0.637% due 07/13/2010	250	232

American International Group, Inc.
4.700% due 10/01/2010	300	171
5.600% due 10/18/2016	100	44
8.175% due 05/15/2058	100	8

Bank of America Corp.
8.000% due 12/29/2049	300	120

Citigroup, Inc.
8.400% due 04/29/2049	100	57

General Electric Capital Corp.
1.339% due 07/27/2012	150	123

Morgan Stanley
3.338% due 05/14/2010	250	243

SLM Corp.
4.500% due 07/26/2010	450	338

Wachovia Bank N.A.
2.138% due 05/14/2010	100	97

Total Corporate Bonds & Notes (Cost $2,111)		1,626

MUNICIPAL BONDS & NOTES 94.7%

CALIFORNIA 85.8%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	540

Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2010	2,275	2,361

Brentwood, California Union School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2017	110	126

Brentwood, California Union School District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2016	135	155

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	515

California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.270% due 04/01/2037	3,085	3,085

California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	111

California State Department of Water Resources Revenue Bonds, Series 2002
0.200% due 05/01/2022	2,325	2,325

California State Department of Water Resources Revenue Notes, Series 2005
0.250% due 05/01/2011	100	100

California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	30	32

California State General Obligation Bonds, (FSA-CR Insured), Series 2000
5.750% due 03/01/2021	3,000	3,170

California State General Obligation Bonds, (XLCA-ICR Insured), Series 2000
5.750% due 03/01/2020	2,500	2,642

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	$1,455	$1,563

California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,072

California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	3,175	3,275

California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,000	1,082

California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,583
5.000% due 04/01/2015	450	476

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
0.200% due 07/01/2033	1,000	1,000

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.300% due 10/01/2031	1,200	1,200
5.500% due 08/15/2018	250	265

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	508

California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2009	250	253

California State Housing Finance Agency Revenue Bonds, Series 2008
0.300% due 08/01/2040	490	490

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
0.260% due 11/15/2037	3,000	3,000

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
3.750% due 12/01/2018	2,000	1,999

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.300% due 04/01/2042	200	200

California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	250	276

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	279

California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,604

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	1,100	1,100
0.250% due 11/01/2026	600	600

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	149

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	270	286

California State Public Works Board Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 10/01/2017	380	401

California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	805

California Statewide Communities Development Authority Certificates of Participation Bonds, (MBIA Insured), Series 1993
5.500% due 08/15/2013	2,000	2,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	$250	$263

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	66

California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,301

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	155

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	242

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2012	640	659

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	982

Carlsbad, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1997
0.000% due 11/01/2009	1,350	1,340

Contra Costa County, California Revenue Bonds, (FNMA Insured), Series 1992
0.350% due 11/15/2022	1,500	1,500

Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,045

East Bay, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2002
1.000% due 06/01/2025	1,900	1,900

Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	364

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,303
5.000% due 06/01/2043	100	111

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	113

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,958

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,500	1,693
5.500% due 06/01/2043	2,655	2,996
5.625% due 06/01/2038	3,315	3,757
6.250% due 06/01/2033	8,395	9,280
6.625% due 06/01/2040	1,270	1,487
6.750% due 06/01/2039	4,870	5,725
7.875% due 06/01/2042	105	128

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	103

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.000% due 06/01/2010	1,900	1,862

See Accompanying Notes	Annual Report	March 31, 2009	19

Schedule of Investments  California Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	$700	$700

Kern, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 11/01/2009	100	102

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	206

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.280% due 07/01/2031	1,000	1,000

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	256
3.000% due 08/01/2012	500	514

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.230% due 07/01/2034	500	500

Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2007
4.000% due 07/01/2010	1,000	1,036

Los Angeles, California Unified School District General Obligation Notes, Series 2009
5.000% due 07/01/2014	2,000	2,181

Los Angeles, California Wastewater System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 06/01/2011	100	107

Lynwood, California Utility Authority Revenue Notes, (AGC Insured), Series 2008
3.000% due 06/01/2009	130	130
3.000% due 06/01/2010	165	168

Modesto, California Revenue Bonds, (MBIA Insured), Series 1993
6.000% due 06/01/2011	2,010	2,010

Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/01/2011	145	150

Orange County, California Public Financing Authority Revenue Notes, (MBIA insured), Series 2005
5.000% due 07/01/2011	100	104

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.000% due 08/01/2030	1,100	1,100

Orange County, California Sanitation District Certificates of Participation Notes, Series 2008
4.000% due 08/01/2009	100	101

Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	597
5.000% due 02/01/2010	500	517

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	112

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	167

Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009	500	505

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	$145	$145

Riverside County, California Palm Desert Financing Authority Revenue Notes, Series 2008
4.000% due 05/01/2010	500	515

Riverside County, California Transportation Commission Revenue Bonds, Series 2008
5.000% due 06/01/2029	250	257

Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	503

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	91

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
0.300% due 12/01/2036	900	900

Sacramento, California Municipal Utility District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2013	1,375	1,496

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.930% due 04/01/2038	300	300

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,139

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	268

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	369
5.000% due 07/15/2014	150	167

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	207

Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	929

Santa Barbara, California Community College District General Obligation Notes, Series 2008
4.000% due 08/01/2009	310	313
4.000% due 08/01/2010	155	161

Santa Clara County, California East Side Union High School District General Obligation Notes, (XLCA Insured), Series 2005
4.000% due 08/01/2012	200	211

Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
1.750% due 06/01/2026	3,000	3,000

Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	168

Santa Monica, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
0.000% due 08/01/2013	225	199

South Orange County, California Public Financing Authority Special Tax Notes, (MBIA-FGIC Insured), Series 2004
5.000% due 08/15/2011	200	211

Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	$700	$694

Torrance, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2011	500	527

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.437% due 05/15/2030	1,000	526

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

		110,263

FLORIDA 2.3%

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	3,000	3,000

NEBRASKA 0.8%

Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.550% due 12/15/2012	1,000	1,000

PUERTO RICO 5.8%

Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,505

Commonwealth of Puerto Rico Revenue Notes, Series 2008
3.000% due 07/30/2009	1,000	1,007

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,000

Puerto Rico Electric Power Authority Revenue Bonds, (MBIA Insured), Series 1997
5.500% due 07/01/2009	1,000	1,009

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,004

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2000
6.000% due 07/01/2039	1,750	1,878

		7,403

Total Municipal Bonds & Notes (Cost $120,843)		121,666

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	1,000	5

Total Convertible Preferred Stocks (Cost $75)		5

Total Investments 95.9% (Cost $123,029)		$123,297

Other Assets and Liabilities (Net) 4.1%		5,218

Net Assets 100.0%		$128,515

20	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $3 has been pledged as collateral for futures contracts on March 31, 2009.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$5	$123,292	$0	$123,297
Other Financial Instruments ++	0	0	0	0

Total	$5	$123,292	$0	$123,297

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	21

Schedule of Investments  High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.1%

American International Group, Inc.
4.700% due 10/01/2010	$500	$285
8.175% due 05/15/2058	1,600	136
8.250% due 08/15/2018	400	171

Bank of America Corp.
8.000% due 12/29/2049	3,600	1,444

Citigroup, Inc.
8.400% due 04/29/2049	1,050	595

SLM Corp.
4.500% due 07/26/2010	700	525

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	238

Total Corporate Bonds & Notes (Cost $7,759)		3,394

MUNICIPAL BONDS & NOTES 94.4%

ALABAMA 1.3%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	45

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	532

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	179
5.250% due 03/01/2036	500	345

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,043

		2,144

ALASKA 0.5%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	839

ARIZONA 4.1%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	996

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	696

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	586

Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,158

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,062

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	681

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,650

		6,829

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CALIFORNIA 3.9%

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.300% due 10/01/2031	$1,400	$1,400

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	489
7.000% due 10/01/2039	500	389

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,350	809
9.000% due 11/01/2017	500	427

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	80	91

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	589

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	700	700

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	186

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.437% due 05/15/2030	1,750	921

Yosemite, California Community College District General Obligation Bonds, (FSA Insured), Series 2008
0.000% due 08/01/2025	1,000	383

		6,384

COLORADO 7.6%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.350% due 06/01/2029	1,600	1,600

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (e)	800	531
5.750% due 05/15/2037	855	570
5.750% due 12/01/2037	1,000	649

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,289
5.900% due 08/01/2037	1,000	619

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,400	1,088

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,032

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,250	1,704

Colorado State School of Mines Revenue Bonds, Series 2008
0.600% due 12/01/2037	350	350

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	313
5.450% due 12/01/2034	1,000	583

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	288

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.500% due 12/01/2029	$1,100	$1,100

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	428

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	341

		12,485

FLORIDA 4.6%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	455	268

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	700	487

Broward County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
0.350% due 04/01/2038	500	500

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	174

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	607

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,307

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	1,126

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	842

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	462

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,105

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	709

		7,587

GEORGIA 1.2%

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	138

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	911

LaGrange & Troup Counties, Georgia Hospital Authority General Obligation Bonds, Series 2008
5.500% due 07/01/2038	1,000	910

		1,959

IDAHO 0.5%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,300	882

22	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.4%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	$1,000	$684

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,013

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,477

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	672

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	124

Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,600	893
5.500% due 05/15/2037	750	421
6.100% due 12/01/2041	1,650	1,071
7.000% due 12/01/2037	1,000	585

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	721

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	799

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	789
6.625% due 06/01/2037	1,000	697

Will County, Illinois Community High School District No. 210 General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 01/01/2022	1,300	630

		10,576

INDIANA 1.1%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	42

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	750

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,065

		1,857

IOWA 2.3%

Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	883

Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	120

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	561
5.500% due 11/15/2037	1,550	882
5.625% due 12/01/2045	2,000	1,153

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	151

		3,750

KANSAS 1.2%

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	809

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	$1,000	$586

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	159
5.125% due 05/15/2042	250	154
5.500% due 08/01/2021	250	178

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	135

		2,021

LOUISIANA 1.3%

Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	2,220	1,569

New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	509

		2,078

MARYLAND 2.0%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	442

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	619
5.300% due 01/01/2037	300	157

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	777

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	255

Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	985	968

		3,218

MASSACHUSETTS 1.5%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	822
6.750% due 10/15/2037	1,250	876

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.250% due 12/01/2037	800	800

		2,498

MICHIGAN 4.0%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	795	460

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	144

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	85	79

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	965	635

Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	$450	$268

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	705

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	718

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (e)	230	181

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	1,490
6.500% due 09/01/2037	1,000	740

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	416

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	533

		6,526

MINNESOTA 2.7%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	277

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	514
5.750% due 10/01/2037	1,500	947

Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	978

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	124

Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	770

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	184

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	324

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	329

		4,447

MISSISSIPPI 1.0%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,582

MISSOURI 3.0%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,241
6.000% due 07/01/2037	750	447

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	220

See Accompanying Notes	Annual Report	March 31, 2009	23

Schedule of Investments  High Yield Municipal Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	$250	$141
5.550% due 10/01/2036	45	25

Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	358

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	957

Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
0.400% due 10/01/2035	1,600	1,600

		4,989

MONTANA 0.2%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	339

NEW JERSEY 4.1%

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,120

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	39

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,000	606

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900	888

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600	451

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,000	3,637

		6,741

NEW MEXICO 0.5%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	332

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	462

		794

NEW YORK 4.1%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	93

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	500	502

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	321
6.700% due 01/01/2043	1,500	1,132

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York General Obligation Bonds, Series 1993
0.450% due 08/01/2020	$1,000	$1,000

New York City, New York General Obligation Bonds, Series 2008
0.300% due 04/01/2032	100	100

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	108

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.700% due 03/01/2016	1,250	1,096

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	735

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2005
2.000% due 11/01/2035	1,700	1,700

		6,787

NORTH CAROLINA 1.4%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	87

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	45

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	31

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	590

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	600
6.000% due 04/01/2038	500	352

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	660

		2,365

OHIO 3.7%

Allen County, Ohio Revenue Bonds, Series 2008
0.400% due 10/01/2031	1,200	1,200

Cuyahoga County, Ohio Revenue Bonds, Series 2004
0.350% due 01/01/2039	1,500	1,500

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	626
5.875% due 06/01/2047	3,500	1,923
6.000% due 06/01/2042	1,520	879

		6,128

OKLAHOMA 1.0%

Oklahoma State Capital Improvement Authority Revenue Bonds, Series 2006
0.300% due 07/01/2033	1,700	1,700

PENNSYLVANIA 7.3%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	531

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	1,933

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	$500	$436

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	358

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	386

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	203
6.375% due 07/01/2030	1,000	788

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	101

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	3,053

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	212

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	1,770

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	487

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	290

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,220

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	311

		12,079

PUERTO RICO 0.7%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
6.000% due 07/01/2038	900	781

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	326

		1,107

RHODE ISLAND 0.1%

Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	144

SOUTH CAROLINA 1.7%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	200	200

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,279
6.000% due 11/15/2037	2,000	1,198

24	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	$145	$167

		2,844

SOUTH DAKOTA 0.2%

South Dakota State Health & Educational Facilities Authority Revenue Bonds, Series 2008
5.250% due 07/01/2038	355	282

TENNESSEE 2.1%

Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	557

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	19

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,150	577

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	640
5.250% due 09/01/2021	1,000	752
5.250% due 09/01/2024	1,375	989

		3,534

TEXAS 10.1%

Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	1,250	487

Brazos County, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	968
8.250% due 05/01/2033	1,300	651

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	242

Brazos County, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	772

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	258

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	200

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	770

Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	784

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	58
6.125% due 07/15/2027	45	25

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	72
6.750% due 07/01/2029	1,000	655

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	194

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	$1,000	$695

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	508

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	144
5.750% due 01/01/2033	1,600	1,445

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	259

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	500	500
5.500% due 08/15/2031	1,000	939

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,250	774

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	448

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,083

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	1,862

Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	24

Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,199

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	546

		16,562

UTAH 3.4%

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	339
5.700% due 11/15/2036	1,000	631

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,144

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	1,682

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	445

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	400

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.500% due 07/01/2018	1,000	1,000

		5,641

VIRGINIA 1.1%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	63

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	$570	$316

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	772

Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	661

		1,812

WASHINGTON 0.9%

Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	817

Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	258

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	455

		1,530

WEST VIRGINIA 1.0%

West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,150

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	985	532

		1,682

WISCONSIN 0.6%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	766

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	168

		934

Total Municipal Bonds & Notes (Cost $213,617)		155,656

MORTGAGE-BACKED SECURITIES 0.3%

Countrywide Alternative Loan Trust
3.133% due 11/25/2035	411	178

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	867	321

Total Mortgage-Backed Securities (Cost $769)		499

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.3%

American International Group, Inc.
8.500% due 08/01/2011	7,700	41

Wells Fargo & Co.
7.500% due 12/31/2049	1,000	479

Total Convertible Preferred Stocks (Cost $1,578)		520

See Accompanying Notes	Annual Report	March 31, 2009	25

Schedule of Investments  High Yield Municipal Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,090	$1,090

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $1,115. Repurchase proceeds are $1,090.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.220% due 04/29/2009 (c)	270	270

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.1%
0.270% due 04/16/2009 - 06/11/2009 (a)(c)	$3,480	$3,480

Total Short-Term Instruments (Cost $4,839)		4,840

Total Investments 100.1% (Cost $228,562)		$164,909

Other Assets and Liabilities (Net) (0.1%)		(196)

Net Assets 100.0%		$164,713

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $3,750 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(d)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$5,000	$(355)	$0	$(355)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	3.890%	5,000	(592)	0	(592)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	4.940%	5,000	(591)	0	(591)

						$(1,538)	$0	$(1,538)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$33,000	$(2,189)	$(661)	$(1,528)
MCDX.NA-11 5-Year Index	JPM	0.900%	12/20/2013	5,000	(246)	(329)	83

					$(2,435)	$(990)	$(1,445)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$800	$531	0.32%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	230	181	0.11%

				$1,030	$712	0.43%

26	PIMCO Funds	See Accompanying Notes

March 31, 2009

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$520	$164,389	$0	$164,909
Other Financial Instruments ++	0	(272)	(2,711)	(2,983)

Total	$520	$164,117	$(2,711)	$161,926

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(2,711)		(2,711)

Total	$0	$0	$0	$0	$(2,711)	$0	$(2,711)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	27

Schedule of Investments  Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.7%

American International Group, Inc.
4.250% due 05/15/2013	$600	$243
4.700% due 10/01/2010	1,400	797
4.950% due 03/20/2012	100	49
5.600% due 10/18/2016	100	44
8.175% due 05/15/2058	200	17
8.250% due 08/15/2018	900	386

Bank of America Corp.
8.000% due 12/29/2049	8,200	3,288

Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,152

JPMorgan Chase & Co.
7.900% due 04/29/2049	3,800	2,447

SLM Corp.
4.500% due 07/26/2010	1,500	1,125

Wells Fargo & Co.
7.980% due 02/28/2049	3,800	1,788

Total Corporate Bonds & Notes (Cost $23,158)		12,336

MUNICIPAL BONDS & NOTES 95.7%

ALABAMA 0.9%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,134

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	1,908

		4,042

ALASKA 0.5%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	524

Anchorage, Alaska General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,622

		2,146

ARIZONA 1.4%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,889

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	3,514

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Insured), Series 1998
5.375% due 06/01/2010	660	676

		6,079

CALIFORNIA 15.3%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	492

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,562

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Department of Water Resources Revenue Bonds, Series 2002
0.800% due 05/01/2022	$1,300	$1,300

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2036	1,365	1,365

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	4,000	3,518
5.000% due 11/01/2037	2,600	2,239

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,630
5.625% due 07/01/2032	3,200	2,941

California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,624

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	532

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (d)	1,565	1,144

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	462

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	20,730	22,914

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	2,945

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	687

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	4,351

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.300% due 04/01/2033	3,900	3,900

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,310
0.000% due 08/01/2016	1,400	1,060

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	864
4.800% due 09/01/2017	875	788

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	402

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,167

		69,197

COLORADO 2.8%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.350% due 06/01/2029	4,550	4,550

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	743

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	$30	$30

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	15	16
6.750% due 04/01/2015	40	40

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,500	7,108

		12,487

DISTRICT OF COLUMBIA 1.5%

District of Columbia Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	6,849

FLORIDA 6.5%

Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,270	1,173

Florida State JEA Water & Sewer System Revenue Bonds, (MBIA Insured), Series 2006
6.580% due 10/01/2020	5,000	3,999

Florida State Keys Aqueduct Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 09/01/2037	7,415	6,674

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (d)	10,200	8,034

Orange County, Florida Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2007
2.050% due 10/01/2041	1,970	1,970

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	306

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	2,000	2,000

Sarasota County, Florida Public Hospital Board Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 10/01/2021	5,000	4,276

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	936

		29,368

GEORGIA 0.7%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	1,000	315

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	2,800	2,700

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	125	132

		3,147

ILLINOIS 6.6%

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	557

28	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 12/01/2031	$1,000	$236

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (d)	1,290	1,298

Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,079

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,131

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,246

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (MBIA-FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,947

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	123
0.000% due 12/01/2014	255	211
0.000% due 12/01/2015	1,885	1,482

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	118

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	167

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	4,670

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	838

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	726

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,756

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,003

Northern Illinois State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,078

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,074

		29,740

INDIANA 3.8%

Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	177
4.500% due 01/15/2013	190	196

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.650% due 01/15/2014	$210	$217
4.750% due 01/15/2015	235	242
4.850% due 01/15/2016	295	303

Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	302
4.750% due 07/15/2009	105	105
5.000% due 07/15/2010	180	185

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	782

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,650

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	3,774

Indiana State IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2007
3.000% due 01/15/2026	6,800	5,074

Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	1,001

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,121

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,193

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	427
5.200% due 02/01/2012	230	242
5.500% due 02/01/2015	180	189

		17,180

KANSAS 0.1%

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	470

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	605	605

LOUISIANA 1.2%

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019	270	278

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	50	51

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	8,430	5,290

		5,619

MARYLAND 0.7%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	2,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASSACHUSETTS 2.0%

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	$1,000	$706

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.920% due 11/01/2020	2,595	2,110
0.940% due 11/01/2019	5,090	4,110

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	529

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.200% due 12/01/2037	900	900

Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2017	1,000	896

		9,251

MICHIGAN 0.8%

Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,399

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	52

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,053

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,015

		3,519

MISSOURI 3.6%

Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	335

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,522

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	946
5.000% due 11/01/2015	540	482

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	365

Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
0.400% due 10/01/2035	3,500	3,500

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	275	280

Springfield, Missouri Revenue Bonds, (MBIA-FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,953

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	857

		16,240

See Accompanying Notes	Annual Report	March 31, 2009	29

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEBRASKA 0.3%

Omaha, Nebraska General Obligation Bonds, Series 2009
5.000% due 10/15/2025 (b)	$1,055	$1,114

NEW JERSEY 3.6%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2010	570	567

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,459
5.600% due 01/01/2012	630	595
6.000% due 11/01/2028	3,500	2,254
6.375% due 04/01/2018	1,500	1,794
6.500% due 04/01/2018	690	648
6.500% due 04/01/2031	2,115	1,751

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	2,944

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	554

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	3,819

		16,385

NEW MEXICO 1.1%

New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	5,000	5,107

NEW YORK 9.8%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	3,000	2,514

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,106

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,450

New York City, New York General Obligation Bonds, Series 2008
0.300% due 04/01/2032	2,900	2,900
0.900% due 04/01/2035	4,600	4,600

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.820% due 03/01/2020	3,900	3,045
0.870% due 03/01/2022	3,500	2,712
5.000% due 03/01/2031	6,700	5,480

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
0.880% due 03/01/2023	4,000	3,047
5.000% due 03/01/2036	4,900	3,862

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	430	425

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,990	2,072

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	$3,800	$4,097

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	150	160

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,898

		44,368

NORTH CAROLINA 0.7%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,853

Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	575

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	1,000	886

		3,314

OHIO 2.2%

Cuyahoga County, Ohio Revenue Bonds, Series 2004
0.350% due 01/01/2039	1,265	1,265

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,490

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	260
5.875% due 06/01/2047	6,600	3,626

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	154

		9,795

OREGON 1.3%

Oregon State Department of Transportation Revenue Bonds, Series 2007
2.500% due 11/15/2027	5,755	5,755

PENNSYLVANIA 0.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	681

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	763

		1,444

PUERTO RICO 1.6%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.655% due 07/01/2019	3,000	2,425

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	160

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	797

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	$50,000	$3,605
0.000% due 08/01/2054	9,200	398

		7,385

RHODE ISLAND 0.9%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,025	3,927

SOUTH CAROLINA 0.8%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,604

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	1,100	1,100

		3,704

TENNESSEE 2.3%

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	375	431

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	7,800	5,569
5.000% due 02/01/2024	1,400	983
5.000% due 02/01/2027	5,000	3,367

		10,350

TEXAS 12.7%

Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	775

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	93

Bexar County, Texas Multi-Family Housing Finance Corp. Revenue Bonds, Series 2001
4.875% due 06/15/2011	345	350

Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,091

Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,519

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,257

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	383

Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,138

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	655

30	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	$165	$158

Houston, Texas Revenue Bonds, (MBIA-FGIC Insured), Series 1998
5.000% due 07/01/2025	5,000	4,320

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,046

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	12

North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,036

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	834

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	242

Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	10,254

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	6,080

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	2,860	2,860

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,542

Texas State Leander Independent School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	546

Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	7,178

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	1,397

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	762

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	650

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	5,158

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (g)	1,400	1,573

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	$1,000	$549

Williamson County, Texas General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 02/15/2018	150	168

		57,626

UTAH 0.5%

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.520% due 07/01/2018	2,060	2,060

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,078

VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	995

WASHINGTON 4.1%

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,065

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,583

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	5,149

Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,823

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	3,522

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,275

		18,417

WEST VIRGINIA 0.8%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,527

WISCONSIN 3.8%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	7,475	8,314

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

South Milwaukee, Wisconsin School District General Obligation Notes, (MBIA-FGIC Insured), Series 2002
3.750% due 04/01/2011	$385	$404

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	104
5.100% due 06/01/2023	100	103

Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,179

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	325	329
5.350% due 11/01/2022	1,250	1,267

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,180	1,190

		17,308

Total Municipal Bonds & Notes (Cost $487,250)		432,570

MORTGAGE-BACKED SECURITIES 0.9%

Countrywide Alternative Loan Trust
3.133% due 11/25/2035	2,465	1,072
3.673% due 11/25/2035	2,672	1,189

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	4,986	1,844

Total Mortgage-Backed Securities (Cost $6,245)		4,105

SHORT-TERM INSTRUMENTS 3.9%

U.S. CASH MANAGEMENT BILLS 0.4%
0.220% due 04/29/2009 (e)	1,720	1,720

U.S. TREASURY BILLS 3.5%
0.501% due 04/16/2009 - 06/11/2009 (c)(e)	15,810	15,804

Total Short-Term Instruments (Cost $17,524)		17,524

Total Investments 103.2% (Cost $534,177)		$466,535

Other Assets and Liabilities (Net) (3.2%)		(14,317)

Net Assets 100.0%		$452,218

See Accompanying Notes	Annual Report	March 31, 2009	31

Schedule of Investments  Municipal Bond Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Security becomes interest bearing at a future date.
(e)	Securities with an aggregate market value of $17,524 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	2.040%	$5,000	$(419)	$0	$(419)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	3.150%	5,000	(556)	0	(556)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	10,700	(759)	0	(759)
California State General Obligation Notes, Series 2005	GSC	0.710%	03/20/2018	3.100%	7,000	(764)	0	(764)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	2.800%	5,000	(520)	0	(520)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	3.790%	5,000	(643)	0	(643)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	2.090%	5,000	(381)	0	(381)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	2.900%	5,000	(478)	0	(478)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	3.000%	5,000	(534)	0	(534)

						$(5,054)	$0	$(5,054)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$191,000	$(12,667)	$(3,592)	$(9,075)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,493	$1,573	0.35%

32	PIMCO Funds	See Accompanying Notes

March 31, 2009

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$466,535	$0	$466,535
Other Financial Instruments ++	0	(1,523)	(12,606)	(14,129)

Total	$0	$465,012	$(12,606)	$452,406

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(12,606)	0	(12,606)

Total	$0	$0	$0	$0	$(12,606)	$0	$(12,606)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	33

Schedule of Investments  New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.1%

American Express Bank FSB
0.605% due 10/20/2009	$250	$242
0.637% due 07/13/2010	250	231

American International Group, Inc.
4.250% due 05/15/2013	150	61
4.700% due 10/01/2010	300	171
5.600% due 10/18/2016	100	44

Bank of America Corp.
8.000% due 12/29/2049	1,100	441

General Electric Capital Corp.
1.339% due 07/27/2012	200	164

Morgan Stanley
3.338% due 05/14/2010	1,100	1,072

SLM Corp.
1.389% due 10/25/2011	50	29
4.500% due 07/26/2010	300	225

Total Corporate Bonds & Notes (Cost $3,532)		2,680

MUNICIPAL BONDS & NOTES 98.6%

ALABAMA 0.4%

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	471

ARKANSAS 0.2%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	245

CALIFORNIA 1.8%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	256

Hayward, California Unified School District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,000	945

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	396

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	744

		2,341

ILLINOIS 0.4%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	549

INDIANA 0.3%

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	450

NEW JERSEY 0.4%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	520

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 89.3%

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	$1,040	$1,178

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	63

Erie County, New York General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,018

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,024

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,025	2,521

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,282

Long Island, New York Power Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2023	1,000	1,001

Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,067

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,505

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	500	419

Monroe County, New York General Obligation Notes, Series 2008
6.500% due 04/15/2009	1,000	1,001

New York City, New York General Obligation Bonds, (FSA Insured), Series 1994
0.300% due 08/01/2014	4,000	4,000

New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
0.000% due 08/01/2016	2,500	2,277

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	521

New York City, New York General Obligation Bonds, Series 1993
0.450% due 08/01/2020	750	750

New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,783

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,009

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,036
5.000% due 10/01/2019	2,300	2,380

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	270

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	264

New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	$500	$432
5.000% due 01/01/2046	1,500	1,170

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.870% due 03/01/2022	1,400	1,085
5.000% due 03/01/2031	1,000	818

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
0.880% due 03/01/2023	2,350	1,790

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	164

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	240	183

New York City, New York Industrial Development Agency Revenue Bonds, Series 2003
5.125% due 05/01/2015	1,500	1,502

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	23
5.500% due 01/01/2016	1,000	996

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.700% due 03/01/2016	2,425	2,126

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	924

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,057

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,660	2,570
5.250% due 06/15/2040	1,000	1,006

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	533
5.250% due 02/01/2029	500	520

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.000% due 01/15/2020	5,000	5,081

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	655

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	419

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,553

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034 (a)	2,000	1,991

New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,011

New York State Dormitory Authority Revenue Bonds, (BHAC-CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,030

34	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	$200	$208

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 1999
4.750% due 08/15/2022	500	478

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	736

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2007
5.250% due 07/01/2021	1,000	1,032

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	153

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	431

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	730

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,108
5.000% due 07/01/2026	500	341

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,026
5.000% due 02/15/2037	2,500	2,221

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,497
5.000% due 07/01/2038	1,000	969
6.125% due 12/01/2029	500	383
6.250% due 12/01/2037	350	257

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	969

New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,047

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	494

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	554

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	271

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	854

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,780

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,248

New York State Environmental Facilities Corp. Revenue Bonds, Series 1987
0.230% due 07/01/2019	1,200	1,200

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	955
5.000% due 06/15/2014	400	437

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	$2,000	$2,086

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,301

New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,169

New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034 (a)	2,000	1,936

New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	557

New York State Housing Finance Agency Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	993

New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	359

New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	183

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	898

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	416

New York State Port Authority of New York & New Jersey Revenue Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2026	3,000	2,709

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	532

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,097

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	2,000	1,868
4.750% due 01/01/2030	1,000	922

New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	261

New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	550
5.000% due 04/01/2015	500	552

New York State Thruway Authority Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	536

New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,007

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2037	2,000	1,926

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	529

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	$750	$838

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,270

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,168

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	521

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	550	552

New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	528

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	441

Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,654

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	564

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	365

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	561

Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	272

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	534

		116,579

PUERTO RICO 5.1%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.655% due 07/01/2019	3,650	2,950
4.675% due 07/01/2020	1,000	796

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	254

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,029

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107

Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	196

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,125

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	216

		6,673

See Accompanying Notes	Annual Report	March 31, 2009	35

Schedule of Investments  New York Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 0.6%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	$805	$637

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	131

		768

VIRGIN ISLANDS 0.1%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	180

Total Municipal Bonds & Notes (Cost $132,144)		128,776

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$415	$415

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $425. Repurchase proceeds are $415.)

U.S. TREASURY BILLS 2.4%
0.358% due 04/02/2009 - 06/04/2009 (b)(c)	3,070	3,070

Total Short-Term Instruments (Cost $3,484)		3,485

Total Investments 103.4% (Cost $139,160)		$134,941

Other Assets and Liabilities (Net) (3.4%)		(4,376)

Net Assets 100.0%		$130,565

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $3,069 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(d)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$2,200	$(156)	$0	$(156)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$40,200	$(2,666)	$(653)	$(2,013)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$134,941	$0	$134,941
Other Financial Instruments ++	0	(156)	(2,013)	(2,169)

Total	$0	$134,785	$(2,013)	$132,772

36	PIMCO Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(2,013)	0	(2,013)

Total	$0	$0	$0	$0	$(2,013)	$0	$(2,013)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	37

Schedule of Investments  Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.2%

American International Group, Inc.
4.250% due 05/15/2013	$300	$121
4.700% due 10/01/2010	700	398

Bank of America Corp.
8.000% due 12/29/2049	3,450	1,383

Citigroup, Inc.
8.400% due 04/29/2049	1,400	793

General Electric Capital Corp.
1.339% due 07/27/2012	450	369
6.375% due 11/15/2067	900	438

JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	902

Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	406

SLM Corp.
1.389% due 10/25/2011	125	72
4.500% due 07/26/2010	800	600

Wells Fargo & Co.
7.980% due 02/28/2049	1,400	659

Total Corporate Bonds & Notes (Cost $11,325)		6,141

MUNICIPAL BONDS & NOTES 93.2%

ARIZONA 4.1%

Greater Arizona State Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,355
5.000% due 08/01/2012	2,305	2,523

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,084

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,014

		7,976

CALIFORNIA 15.0%

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,262

California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.270% due 04/01/2037	2,000	2,000

California State Department of Water Resources Revenue Bonds, Series 2002
0.200% due 05/01/2022	2,000	2,000
0.800% due 05/01/2022	2,000	2,000

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	600	600

California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.450% due 07/01/2035	2,000	2,000

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,600	1,567

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.300% due 04/01/2042	1,100	1,100

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	1,600	1,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	$620	$523

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	589

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	560

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	400	400

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,012

Oakland & Alameda Counties, California Coliseum Authority Revenue Bonds, Series 2000
0.200% due 02/01/2025	2,000	2,000

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.000% due 08/01/2029	2,000	2,000

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
0.300% due 12/01/2036	2,000	2,000

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.930% due 04/01/2038	2,000	2,000

Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	156

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	1,801

		29,170

COLORADO 1.9%

Colorado Springs, Colorado Revenue Bonds, Series 2007
3.000% due 11/01/2026	1,700	1,700

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.500% due 12/01/2029	2,000	2,000

		3,700

DISTRICT OF COLUMBIA 3.6%

District of Columbia Revenue Bonds, Series 1998
0.400% due 08/15/2038	6,000	6,000

District of Columbia Revenue Bonds, Series 2007
0.400% due 04/01/2041	1,000	1,000

		7,000

FLORIDA 3.7%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	430	436

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.500% due 10/01/2034	2,000	2,000

Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
1.500% due 10/01/2036	2,000	2,000

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 12/01/2017	500	424

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	$2,400	$2,400

		7,260

GEORGIA 0.6%

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	1,150	1,109

ILLINOIS 5.4%

Chicago, Illinois Revenue Bonds, Series 2002
0.500% due 01/01/2034	4,980	4,980

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,416

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,051

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	867

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,837

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	126

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 10/01/2010	15	14

University of Illinois Certificates of Participation Bonds, Series 2008
1.500% due 10/01/2027	300	300

		10,591

INDIANA 0.6%

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,243

KANSAS 0.2%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 10/01/2010	355	372

LOUISIANA 2.6%

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,068

MASSACHUSETTS 9.9%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
0.000% due 07/01/2020	7,005	5,611

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.250% due 09/01/2037	2,000	2,000

38	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.920% due 11/01/2020	$1,000	$813
0.940% due 11/01/2019	3,000	2,422

Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,677

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.200% due 12/01/2037	1,500	1,500
0.250% due 12/01/2037	1,600	1,600

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.200% due 08/15/2034	700	700

Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2016	3,200	2,955

		19,278

MICHIGAN 2.3%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,034

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,978

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	451

		4,463

MISSOURI 0.8%

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,555

NEVADA 2.2%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,178

NEW HAMPSHIRE 0.8%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.550% due 07/01/2033	1,600	1,600

NEW JERSEY 1.0%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	300	359

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,430	1,507

		1,866

NEW YORK 7.3%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	5,000	4,190

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	55	55

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York General Obligation Bonds, Series 1993
0.450% due 08/01/2021	$400	$400

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.820% due 03/01/2020	1,500	1,171
0.870% due 03/01/2022	8,000	6,198

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	106

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	863

New York State Dormitory Authority Revenue Bonds, Series 2008
0.450% due 07/01/2037	1,100	1,100

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	151

		14,234

NORTH CAROLINA 0.8%

Mecklenburg County, North Carolina General Obligation Bonds, Series 2000
0.520% due 02/01/2017	1,600	1,600

OHIO 2.4%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,007

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,675

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	346
5.875% due 06/01/2030	940	589

		4,617

OKLAHOMA 0.1%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	101

OREGON 1.7%

Oregon State Department of Transportation Revenue Bonds, Series 2006
1.050% due 11/15/2026	2,000	2,000

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	793
5.000% due 10/01/2012	435	430

		3,223

PENNSYLVANIA 0.3%

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	527

PUERTO RICO 0.1%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH CAROLINA 1.0%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	$2,000	$2,000

TENNESSEE 5.6%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	145	150

Shelby County, Tennessee General Obligation Bonds, Series 2006
2.000% due 12/01/2031	2,000	2,000

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	3,120	2,305
5.000% due 02/01/2023	1,625	1,160

Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 02/01/2010	1,500	1,467
5.000% due 09/01/2015	4,600	3,831

		10,913

TEXAS 9.9%

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	11,000	9,216

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,292

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	165	167

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	2,000	2,000

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 11/15/2010	685	713

Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	406

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	359

Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,402

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	650

		19,205

UTAH 1.0%

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.520% due 07/01/2018	2,000	2,000

VIRGINIA 0.6%

Virginia State College Building Authority Revenue Bonds, Series 2006
0.350% due 02/01/2026	400	400

See Accompanying Notes	Annual Report	March 31, 2009	39

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	$750	$781

		1,181

WASHINGTON 6.2%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,602

Washington State Energy Northwest Revenue Bonds, Series 2003
0.350% due 07/01/2017	2,050	2,050

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	152

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,255

		12,059

WEST VIRGINIA 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	50	52

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WISCONSIN 1.5%

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	$1,270	$1,289
4.500% due 11/01/2010	550	556

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,028

		2,873

Total Municipal Bonds & Notes (Cost $189,468)		181,280

MORTGAGE-BACKED SECURITIES 1.2%

Countrywide Alternative Loan Trust
3.133% due 11/25/2035	1,520	661
3.673% due 11/25/2035	1,726	768

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	2,385	882

Total Mortgage-Backed Securities (Cost $3,506)		2,311

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS 1.7%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$3,355	$3,355

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $3,423. Repurchase proceeds are $3,355.)

U.S. CASH MANAGEMENT BILLS 0.9%
0.220% due 04/29/2009 (b)	1,620	1,620

U.S. TREASURY BILLS 2.6%
0.632% due 04/16/2009 - 06/11/2009 (a)(b)	5,110	5,108

Total Short-Term Instruments (Cost $10,083)		10,083

Total Investments 102.8% (Cost $214,382)		$199,815

Other Assets and Liabilities (Net) (2.8%)		(5,379)

Net Assets 100.0%		$194,436

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $6,728 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(c)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$5,400	$(383)	$0	$(383)
California State General Obligation Notes, Series 2005	GSC	0.710%	03/20/2018	3.100%	3,000	(328)	0	(328)

						$(711)	$0	$(711)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$76,600	$(5,080)	$(1,520)	$(3,560)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

40	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	$300	$11	$(26)	$37
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	2,200	(760)	23	(783)

						$(749)	$(3)	$(746)

(d)	Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	150	264
Closing Buys	0	0
Expirations	(150)	(264)
Exercised	0	0

Balance at 03/31/2009	0	$0

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$199,815	$0	$199,815
Other Financial Instruments ++	0	(1,457)	(3,560)	(5,017)

Total	$0	$198,358	$(3,560)	$194,798

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(3,560)	0	(3,560)

Total	$0	$0	$0	$0	$(3,560)	$0	$(3,560)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	41

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class A
03/31/2009	$9.47	$0.37	$(0.74)	$(0.37)	$(0.38)	$0.00
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00

California Short Duration Municipal Income Fund
Class A
03/31/2009	$9.99	$0.24	$0.02	$0.26	$(0.26)	$0.00
03/31/2008	10.04	0.30	(0.04)	0.26	(0.31)	0.00
08/31/2006 - 03/31/2007	10.00	0.15	0.06	0.21	(0.17)	0.00

High Yield Municipal Bond Fund
Class A
03/31/2009	$9.03	$0.49	$(2.27)	$(1.78)	$(0.49)	$0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00
07/31/2006 - 03/31/2007	10.00	0.30	0.65	0.95	(0.31)	(0.01)
Class C
03/31/2009	9.03	0.43	(2.27)	(1.84)	(0.43)	0.00
03/31/2008	10.63	0.39	(1.60)	(1.21)	(0.39)	0.00
12/29/2006 - 03/31/2007	10.52	0.09	0.12	0.21	(0.10)	0.00

Municipal Bond Fund
Class A
03/31/2009	$9.67	$0.40	$(1.81)	$(1.41)	$(0.41)	$0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
Class B
03/31/2009	9.67	0.34	(1.81)	(1.47)	(0.35)	0.00
03/31/2008	10.31	0.32	(0.63)	(0.31)	(0.33)	0.00
03/31/2007	10.18	0.30	0.14	0.44	(0.31)	0.00
03/31/2006	10.14	0.30	0.02	0.32	(0.28)	0.00
03/31/2005	10.32	0.31	(0.19)	0.12	(0.30)	0.00
Class C
03/31/2009	9.67	0.36	(1.81)	(1.45)	(0.37)	0.00
03/31/2008	10.31	0.35	(0.64)	(0.29)	(0.35)	0.00
03/31/2007	10.18	0.33	0.13	0.46	(0.33)	0.00
03/31/2006	10.14	0.32	0.02	0.34	(0.30)	0.00
03/31/2005	10.32	0.34	(0.19)	0.15	(0.33)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.
(d)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 5.01%.

42	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.38)	$8.72	(3.99)%	$39,954	0.775%		0.775%		4.05%	72%
0.00	(0.37)	9.47	(0.95)	33,277	0.795	(h)	0.795	(h)	3.90	37
0.00	(0.36)	9.93	4.74	34,107	0.825		0.825		3.64	59
0.00	(0.35)	9.83	2.25	46,314	0.94	(c)	0.84	(c)	3.53	131
0.00	(0.38)	9.96	1.17	44,676	1.03	(b)	0.87	(b)	3.75	43

$0.00	$(0.26)	$9.99	2.61%	$30,946	0.75%		0.75%		2.44%	173%
0.00	(0.31)	9.99	2.60	9,343	0.77	(h)	0.77	(h)	3.00	92
0.00	(0.17)	10.04	2.11	2,470	0.70	*(d)(e)	0.70	*(d)(e)	2.52 *	83

$0.00	$(0.49)	$6.76	(20.22)%	$57,044	0.79	%(l)	0.79	%(l)	6.17%	140%
0.00	(0.47)	9.03	(10.93)	42,761	0.84	(i)(j)	0.84	(i)(j)	4.65	160
0.00	(0.32)	10.63	9.61	24,068	0.95	*(f)	0.95	*(f)	4.31 *	94

0.00	(0.43)	6.76	(20.82)	25,229	1.54	(m)	1.54	(m)	5.42	140
0.00	(0.39)	9.03	(11.62)	19,087	1.59	(i)(k)	1.59	(i)(k)	4.00	160
0.00	(0.10)	10.63	2.32	2,496	1.70	*(g)	1.70	*(g)	3.50 *	94

$0.00	$(0.41)	$7.85	(14.86)%	$87,958	0.775%		0.775%		4.55%	100%
0.00	(0.40)	9.67	(2.36)	72,205	0.885	(h)	0.805	(h)	3.96	64
0.00	(0.38)	10.31	5.12	76,698	0.875		0.825		3.70	76
0.00	(0.35)	10.18	3.94	65,423	1.07	(c)	0.84	(c)	3.64	63
0.00	(0.38)	10.14	1.96	54,983	1.06	(b)	0.88	(b)	3.83	56

0.00	(0.35)	7.85	(15.50)	13,727	1.526		1.526		3.76	100
0.00	(0.33)	9.67	(3.09)	23,379	1.635	(h)	1.555	(h)	3.21	64
0.00	(0.31)	10.31	4.36	30,371	1.635		1.575		2.97	76
0.00	(0.28)	10.18	3.17	34,401	1.82	(c)	1.59	(c)	2.91	63
0.00	(0.30)	10.14	1.20	40,015	1.81	(b)	1.63	(b)	3.07	56

0.00	(0.37)	7.85	(15.28)	53,405	1.275		1.275		4.05	100
0.00	(0.35)	9.67	(2.85)	60,036	1.385	(h)	1.305	(h)	3.46	64
0.00	(0.33)	10.31	4.60	67,140	1.385		1.325		3.20	76
0.00	(0.30)	10.18	3.42	65,179	1.57	(c)	1.34	(c)	3.16	63
0.00	(0.33)	10.14	1.45	69,930	1.56	(b)	1.38	(b)	3.33	56

(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.84%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.49%.
(h)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(i)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.85%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.60%.

Annual Report	March 31, 2009	43

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

New York Municipal Bond Fund
Class A
03/31/2009	$10.68	$0.36	$(0.51)	$(0.15)	$(0.38)	$(0.02)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00

Short Duration Municipal Income Fund
Class A
03/31/2009	$9.54	$0.31	$(1.33)	$(1.02)	$(0.32)	$0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
Class C
03/31/2009	9.54	0.27	(1.32)	(1.05)	(0.29)	0.00
03/31/2008	9.95	0.31	(0.41)	(0.10)	(0.31)	0.00
03/31/2007	9.96	0.29	(0.01)	0.28	(0.29)	0.00
03/31/2006	9.95	0.28	0.01	0.29	(0.28)	0.00
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(c)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.
(d)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(e)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

44	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.40)	$10.13	(1.42)%	$28,996	0.775%		0.775%		3.49%	121%
0.00	(0.39)	10.68	1.74	23,010	0.795	(d)	0.795	(d)	3.40	44
0.00	(0.39)	10.88	4.81	19,184	0.855		0.825		3.43	29
0.00	(0.34)	10.76	3.08	17,856	0.84	(e)	0.84	(e)	3.02	48
0.00	(0.33)	10.77	2.14	16,135	0.87	(b)	0.87	(b)	3.04	42

$0.00	$(0.32)	$8.20	(10.92)%	$88,621	0.75%		0.75%		3.40%	155%
0.00	(0.34)	9.54	(0.77)	62,549	0.78	(d)	0.78	(d)	3.43	35
0.00	(0.31)	9.95	3.09	86,895	0.75	(c)	0.70	(c)	3.16	71
0.00	(0.31)	9.96	3.24	120,178	0.80	(c)	0.70	(c)	3.09	79
0.00	(0.24)	9.95	0.20	199,843	0.81	(b)(c)	0.81	(b)(c)	2.37	104

0.00	(0.29)	8.20	(11.18)	18,915	1.05		1.05		3.07	155
0.00	(0.31)	9.54	(1.07)	19,764	1.08	(d)	1.08	(d)	3.13	35
0.00	(0.29)	9.95	2.80	26,052	1.05	(c)	1.00	(c)	2.87	71
0.00	(0.28)	9.96	2.94	35,294	1.10	(c)	1.00	(c)	2.79	79
0.00	(0.21)	9.95	(0.10)	49,751	1.11	(b)(c)	1.11	(b)(c)	2.07	104

Annual Report	March 31, 2009	45

Statements of Assets and Liabilities	March 31, 2009

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$105,795	$123,297	$163,819	$466,535	$134,526	$196,460
Repurchase agreements, at value	105	0	1,090	0	415	3,355
Cash	1	0	0	0	0	131
Deposits with counterparty	0	3	0	0	0	0
Receivable for investments sold	2,200	5,311	260	1,087	1,000	0
Receivable for Fund shares sold	103	113	909	1,055	230	359
Interest and dividends receivable	1,428	1,208	3,585	5,780	1,621	1,371
Variation margin receivable	2	0	0	0	0	539
Swap premiums paid	0	0	0	0	0	23
Unrealized appreciation on swap agreements	0	0	83	0	0	37
Other assets	1	0	0	0	1	0
	109,635	129,932	169,746	474,457	137,793	202,275

Liabilities:
Payable for investments purchased	$0	$1,198	$0	$1,114	$4,176	$130
Payable to counterparty	0	0	0	5	0	5
Payable for Fund shares redeemed	156	145	451	2,668	111	341
Dividends payable	61	23	151	275	57	119
Overdraft due to custodian	0	0	260	208	0	0
Accrued investment advisory fee	20	21	39	84	24	32
Accrued supervisory and administrative fee	22	20	33	98	27	40
Accrued distribution fee	0	0	15	31	0	6
Accrued servicing fee	9	7	19	35	11	27
Variation margin payable	2	0	0	0	0	539
Recoupment payable to Manager	0	3	9	0	0	0
Swap premiums received	95	0	990	3,592	653	1,546
Unrealized depreciation on swap agreements	591	0	3,066	14,129	2,169	5,054
	956	1,417	5,033	22,239	7,228	7,839

Net Assets	$108,679	$128,515	$164,713	$452,218	$130,565	$194,436

Net Assets Consist of:
Paid in capital	$128,738	$128,274	$250,983	$591,147	$138,156	$259,736
Undistributed (overdistributed) net investment income	298	(23)	55	892	(63)	(112)
Accumulated undistributed net realized (loss)	(9,852)	(5)	(19,689)	(57,972)	(1,140)	(45,605)
Net unrealized appreciation (depreciation)	(10,505)	269	(66,636)	(81,849)	(6,388)	(19,583)
	$108,679	$128,515	$164,713	$452,218	$130,565	$194,436

Net Assets:
Class A	$39,954	$30,946	$57,044	$87,958	$28,996	$88,621
Class B	0	0	0	13,727	0	0
Class C	0	0	25,229	53,405	0	18,915
Other Classes	68,725	97,569	82,440	297,128	101,569	86,900

Shares Issued and Outstanding:
Class A	4,583	3,097	8,433	11,202	2,862	10,805
Class B	0	0	0	1,748	0	0
Class C	0	0	3,730	6,802	0	2,306

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$8.72	$9.99	$6.76	$7.85	$10.13	$8.20
Class B	NA	NA	NA	7.85	NA	NA
Class C	NA	NA	6.76	7.85	NA	8.20

Cost of Investments Owned	$115,709	$123,029	$227,472	$534,177	$138,745	$211,027
Cost of Repurchase Agreements Owned	$105	$0	$1,090	$0	$415	$3,355

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

46	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$6,322	$2,370	$13,565	$28,476	$4,824	$10,327
Dividends	23	4	103	0	0	0
Miscellaneous income	1	0	0	0	0	0
Total Income	6,346	2,374	13,668	28,476	4,824	10,327

Expenses:
Investment advisory fees	298	149	595	1,206	251	495
Supervisory and administrative fees	324	147	545	1,403	288	590
Distribution fees - Class B	0	0	0	140	0	0
Distribution fees - Class C	0	0	179	274	0	59
Servicing fees - Class A	95	49	153	205	71	253
Servicing fees - Class B	0	0	0	47	0	0
Servicing fees - Class C	0	0	60	137	0	49
Distribution and/or servicing fees - Other Classes	9	7	33	97	60	99
Trustees’ fees	0	0	0	1	0	0
Interest expense	0	2	7	11	0	6
Miscellaneous expense	1	4	9	1	0	1
Total Expenses	727	358	1,581	3,522	670	1,552
Reimbursement by Manager	0	0	(69)	0	0	0
Net Expenses	727	358	1,512	3,522	670	1,552

Net Investment Income	5,619	2,016	12,156	24,954	4,154	8,775

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,683)	(3)	(7,250)	(12,136)	480	(2,682)
Net realized gain (loss) on futures contracts, written options and swaps	(1,857)	3	(4,536)	(35,167)	(1,180)	(24,907)
Net change in unrealized appreciation (depreciation) on investments	(8,677)	318	(45,874)	(54,799)	(3,401)	(11,205)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(285)	1	(2,703)	(13,240)	(2,196)	(4,099)
Net Gain (Loss)	(12,502)	319	(60,363)	(115,342)	(6,297)	(42,893)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,883)	$2,335	$(48,207)	$(90,388)	$(2,143)	$(34,118)

Annual Report	March 31, 2009	47

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,619	$5,689	$2,016	$477
Net realized gain (loss)	(3,540)	(1,061)	0	16
Net change in unrealized appreciation (depreciation)	(8,962)	(5,449)	319	(60)
Net increase (decrease) resulting from operations	(6,883)	(821)	2,335	433

Distributions to Shareholders:
From net investment income
Class A	(1,583)	(1,225)	(499)	(153)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(4,227)	(4,310)	(1,578)	(325)
From net realized capital gains
Class A	0	0	(2)	0
Class C	0	0	0	0
Other Classes	0	0	(9)	0
Tax basis return of capital
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(5,810)	(5,535)	(2,088)	(478)

Fund Share Transactions:
Receipts for shares sold
Class A	20,087	15,856	43,484	8,597
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	26,708	45,425	130,684	20,084
Issued as reinvestment of distributions
Class A	996	755	430	139
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	4,135	4,203	1,499	324
Cost of shares redeemed
Class A	(11,135)	(16,011)	(22,210)	(1,827)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(63,159)	(40,197)	(46,658)	(11,597)
Net increase (decrease) resulting from Fund share transactions	(22,368)	10,031	107,229	15,720

Fund Redemption Fee	0	1	0	0

Total Increase (Decrease) in Net Assets	(35,061)	3,676	107,476	15,675

Net Assets:
Beginning of year	143,740	140,064	21,039	5,364
End of year*	$108,679	$143,740	$128,515	$21,039

*Including undistributed (overdistributed) net investment income of:	$298	$446	$(23)	$9

48	PIMCO Funds	See Accompanying Notes

High Yield Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$12,156	$6,939	$24,954	$18,510	$4,154	$2,452	$8,775	$8,914
(11,786)	(7,642)	(47,303)	(1,659)	(700)	(49)	(27,589)	(2,402)
(48,577)	(18,546)	(68,039)	(29,845)	(5,597)	(1,164)	(15,304)	(6,970)
(48,207)	(19,249)	(90,388)	(12,994)	(2,143)	1,239	(34,118)	(458)

(3,846)	(1,751)	(3,871)	(2,813)	(1,045)	(728)	(3,640)	(2,529)
0	0	(727)	(876)	0	0	0	0
(1,314)	(442)	(2,302)	(2,221)	0	0	(641)	(690)
(7,159)	(4,755)	(18,869)	(12,758)	(3,331)	(1,714)	(4,956)	(5,693)

0	(6)	0	0	(46)	(38)	0	0
0	(2)	0	0	0	0	0	0
0	(18)	0	0	(153)	(90)	0	0

0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0		0	0

(12,319)	(6,974)	(25,769)	(18,668)	(4,575)	(2,570)	(9,237)	(8,912)

65,819	68,224	65,695	36,734	14,921	8,738	132,752	45,344
0	0	1,998	2,755	0	0	0	0
20,366	22,725	21,666	12,357	0	0	10,250	4,845
97,842	213,431	206,690	273,705	88,176	30,915	88,538	116,131

2,558	757	2,567	1,713	597	468	2,707	1,788
0	0	370	431	0	0	0	0
675	208	1,348	1,288	0	0	345	361
6,971	4,662	18,149	12,258	3,323	1,752	3,840	4,757

(34,188)	(43,572)	(36,447)	(38,430)	(7,836)	(4,990)	(91,365)	(68,498)
0	0	(8,171)	(8,506)	0	0	0	0
(7,661)	(4,279)	(18,503)	(16,728)	0	0	(8,546)	(10,636)
(114,697)	(97,336)	(223,660)	(153,308)	(35,030)	(25,720)	(110,426)	(196,757)
37,685	164,820	31,702	124,269	64,151	11,163	28,095	(102,665)

35	26	0	10	0	0	0	1

(22,806)	138,623	(84,455)	92,617	57,433	9,832	(15,260)	(112,034)

187,519	48,896	536,673	444,056	73,132	63,300	209,696	321,730
$164,713	$187,519	$452,218	$536,673	$130,565	$73,132	$194,436	$209,696

$55	$(14)	$892	$681	$(63)	$(17)	$(112)	$(2)

Annual Report	March 31, 2009	49

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B and C shares (the “Retail Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and P Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(b), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes

50	PIMCO Funds

March 31, 2009

are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(g) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Annual Report	March 31, 2009	51

Notes to Financial Statements  (Cont.)

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”),

52	PIMCO Funds

March 31, 2009

are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(e) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(b) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Annual Report	March 31, 2009	53

Notes to Financial Statements  (Cont.)

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements   Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments.

54	PIMCO Funds

March 31, 2009

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements   Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements   Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements   Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements   Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor

Annual Report	March 31, 2009	55

Notes to Financial Statements  (Cont.)

Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D		Class P	Class R
California Intermediate Municipal Bond Fund	0.225%		0.22%	0.22%	0.30%		0.30%		0.32%	N/A
California Short Duration Municipal Income Fund	0.20%		0.15%	N/A	0.30%		0.30%		0.25%	N/A
High Yield Municipal Bond Fund	0.30%	(1)	0.25%	N/A	0.30%	(2)	0.30%	(2)	0.35%	N/A
Municipal Bond Fund	0.225%		0.24%	0.24%	0.30%		0.30%		0.34%	N/A
New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.30%		N/A	N/A
Short Duration Municipal Income Fund	0.20%		0.15%	0.15%	0.30%		0.30%		0.25%	N/A

(1)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.01% of the Investment Advisory Fee to 0.29%.
(2)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.05% of the Supervisory and Administrative Fee to 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

56	PIMCO Funds

March 31, 2009

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ Supervisory and Administrative Fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class C	Class D	Class P
California Short Duration Municipal Income Fund	0.35%	0.70%	—	0.70%	—
High Yield Municipal Bond Fund	0.55%	0.95%	1.70%	0.95%	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$32
High Yield Municipal Bond Fund	58

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus

Annual Report	March 31, 2009	57

Notes to Financial Statements  (Cont.)

reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$920	$19,635
California Short Duration Municipal Income Fund	17,576	0
High Yield Municipal Bond Fund	2,762	10,159
Municipal Bond Fund	34,085	33,917
New York Municipal Bond Fund	13,588	920
Short Duration Municipal Income Fund	844	0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$14,746	$14,301	$78,266	$99,343
California Short Duration Municipal Income Fund	383	0	226,828	123,720
High Yield Municipal Bond Fund	34,409	34,398	274,144	233,692
Municipal Bond Fund	239,663	239,837	319,089	276,904
New York Municipal Bond Fund	62,839	62,918	137,941	67,909
Short Duration Municipal Income Fund	134,709	134,444	248,746	226,576

58	PIMCO Funds

March 31, 2009

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund				High Yield Municipal Bond Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,217	$20,087	1,650	$15,856	4,360	$43,484	858	$8,597	7,897	$65,819	6,837	$68,224
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	2,561	20,366	2,301	22,725
Other Classes	2,976	26,708	4,717	45,425	13,141	130,684	2,007	20,084	11,919	97,842	21,203	213,431

Issued as reinvestment of distributions
Class A	111	996	78	755	43	430	14	139	335	2,558	78	757
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	90	675	21	208
Other Classes	457	4,135	435	4,203	150	1,499	32	324	889	6,971	479	4,662

Cost of shares redeemed
Class A	(1,259)	(11,135)	(1,648)	(16,011)	(2,242)	(22,210)	(183)	(1,827)	(4,535)	(34,188)	(4,443)	(43,572)
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	(1,035)	(7,661)	(443)	(4,279)
Other Classes	(7,215)	(63,159)	(4,156)	(40,197)	(4,697)	(46,658)	(1,157)	(11,597)	(14,539)	(114,697)	(9,864)	(97,336)
Net increase (decrease) resulting from Fund share transactions	(2,713)	$(22,368)	1,076	$10,031	10,755	$107,229	1,571	$15,720	3,582	$37,685	16,169	$164,820

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	7,670	$65,695	3,675	$36,734	1,409	$14,921	812	$8,738	14,205	$132,752	4,628	$45,344
Class B	228	1,998	274	2,755	0	0	0	0	0	0	0	0
Class C	2,524	21,666	1,238	12,357	0	0	0	0	1,193	10,250	492	4,845
Other Classes	22,979	206,690	27,360	273,705	8,473	88,176	2,874	30,915	9,538	88,538	11,834	116,131
Issued as reinvestment of distributions
Class A	298	2,567	171	1,713	58	597	44	468	302	2,707	183	1,788
Class B	42	370	43	431	0	0	0	0	0	0	0	0
Class C	156	1,348	129	1,288	0	0	0	0	39	345	37	361
Other Classes	2,079	18,149	1,226	12,258	324	3,323	163	1,752	426	3,840	483	4,757

Cost of shares redeemed
Class A	(4,234)	(36,447)	(3,815)	(38,430)	(760)	(7,836)	(464)	(4,990)	(10,258)	(91,365)	(6,992)	(68,498)
Class B	(940)	(8,171)	(844)	(8,506)	0	0	0	0	0	0	0	0
Class C	(2,088)	(18,503)	(1,667)	(16,728)	0	0	0	0	(997)	(8,546)	(1,077)	(10,636)
Other Classes	(26,629)	(223,660)	(15,339)	(153,308)	(3,466)	(35,030)	(2,397)	(25,720)	(12,718)	(110,426)	(19,959)	(196,757)
Net increase (decrease) resulting from Fund share transactions	2,085	$31,702	12,451	$124,269	6,038	$64,151	1,032	$11,163	1,730	$28,095	(10,371)	$(102,665)

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during

Annual Report	March 31, 2009	59

Notes to Financial Statements  (Cont.)

specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

60	PIMCO Funds

March 31, 2009

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
California Intermediate Municipal Bond Fund	$122	$240	$0	$(10,517)	$(61)	$(6,573)	$(3,270)
California Short Duration Municipal Income Fund	0	0	0	269	(23)	(5)	0
High Yield Municipal Bond Fund	0	218	0	(67,160)	(151)	(9,732)	(9,445)
Municipal Bond Fund	0	1,205	0	(82,228)	(275)	(8,435)	(49,196)
New York Municipal Bond Fund	0	0	0	(6,461)	(57)	0	(1,073)
Short Duration Municipal Income Fund	0	0	0	(19,711)	(120)	(16,531)	(28,938)

(1)	Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016	2017
California Intermediate Municipal Bond Fund	$2	$1,828	$1,547	$1,180	$229	$1,476	$311
California Short Duration Municipal Income Fund	0	0	0	0	0	0	5
High Yield Municipal Bond Fund	0	0	0	0	0	3,645	6,087
Municipal Bond Fund	4,660	419	570	1,180	0	0	1,606
New York Municipal Bond Fund	0	0	0	0	0	0	0
Short Duration Municipal Income Fund	0	2,228	4,137	1,739	0	0	8,427

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
California Intermediate Municipal Bond Fund	$115,814	$1,792	$(11,706)	$(9,914)
California Short Duration Municipal Income Fund	123,029	1,349	(1,081)	268
High Yield Municipal Bond Fund	228,996	425	(64,512)	(64,087)
Municipal Bond Fund	534,177	4,602	(72,244)	(67,642)
New York Municipal Bond Fund	139,160	2,226	(6,445)	(4,219)
Short Duration Municipal Income Fund	214,382	1,892	(16,459)	(14,567)

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions
California Intermediate Municipal Bond Fund	$5,451	$359	$0	$5,298	$237	$0
California Short Duration Municipal Income Fund	1,963	125	0	431	47	0
High Yield Municipal Bond Fund	11,840	479	0	6,650	324	0
Municipal Bond Fund	22,395	3,374	0	17,499	1,169	0
New York Municipal Bond Fund	3,936	617	22	2,085	446	39
Short Duration Municipal Income Fund	7,957	1,280	0	8,318	594	0

(6)	Includes short-term capital gains, if any, distributed.

Annual Report	March 31, 2009	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Short Duration Municipal Income Fund, High Yield Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, six of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22 2009

62	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

Annual Report	March 31, 2009	63

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
California Intermediate Municipal Bond Fund	0.40%	0.40%	$0	$0
California Short Duration Municipal Income Fund	0.22%	0.22%	0	12
High Yield Municipal Bond Fund	0.84%	0.43%	0	0
Municipal Bond Fund	0.00%	0.00%	0	0
New York Municipal Bond Fund	0.00%	0.00%	0	176
Short Duration Municipal Income Fund	0.00%	0.00%	0	0

Exempt Interest Dividends.  For the benefit of shareholders of the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2009, 97.21%, 94.95%, 90.07%, 90.11%, 90.07%, and 87.49%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2008, 92.14%, 90.18%, 94.38%, 88.90%%, 85.10%, and 91.77% respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

64	PIMCO Funds

Management of the Trust	(Unaudited)

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2009	65

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

66	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2009	67

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors, the asset management subsidiary of Allianz SE, has more than $1 trillion under management for our clients worldwide.1 Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management[2]	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

1 Allianz Global Investors AG assets under management as of 12/31/08.

2 Cadence Capital Management is an independently owned investment firm.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2009. For information about any product, contact your financial advisor.         AZ002AR_24859

PIMCO Funds

Annual Report

MARCH 31, 2009

Municipal Bond Funds

Share Class

NATIONAL SHORT DURATION TAX-EXEMPT

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Annual Report	March 31, 2009	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

4	PIMCO Funds

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. Unless otherwise indicated, the actual share class D is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class D shares were first offered in (month/year): Municipal Bond Fund (4/98), California Intermediate Municipal Bond Fund (1/00), New York Municipal Bond Fund (1/00), and Short Duration Municipal Income Fund (1/00). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from October 1, 2008 to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	7

PIMCO California Intermediate Municipal Bond Fund

Class D:	PCIDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A at the end of the period versus the benchmark’s average of AA3/A1.

•

Municipals generally underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•	The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which detracted from performance as California municipal yields moved higher for the period.

•	Yield-curve positioning detracted from performance as the California municipal yield curve steepened over the period.

•

The Fund’s Class D 30-day SEC yield after fees at March 31, 2009 was 4.07%. The yield was 6.91% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective California state tax rate of 6.05%, or 4.57% assuming a federal tax rate of 10.00% and an effective California state tax rate of 1.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	California municipal bonds underperformed the broader national municipal market for the period.

•	Exposure to long maturity payer swaps detracted from performance as longer rates fell, while exposure to the education-related municipal sector benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class D	-3.99%	0.61%	2.97%
Barclays Capital California Intermediate Municipal Bond Index	3.78%	3.61%	5.00%
Lipper California Intermediate Municipal Dept Funds Average	0.27%	1.96%	3.98%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

California	89.3%
Puerto Rico	6.4%
Corporate Bonds & Notes	1.8%
Short-Term Instruments	1.0%
Other	1.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$989.84	$1,021.04
Expenses Paid During Period†	$3.87	$3.93

† Expenses are equal to the net annualized expense ratio of 0.78% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund

Class D:	PCDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AA2/AA3.

•

Municipals generally underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•	The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which detracted from performance as California municipal yields moved higher over the period.

•

The Fund’s Class D 30-day SEC yield after fees at March 31, 2009 was 1.63%. The yield was 2.77% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective California state tax rate of 6.05%, or 1.83% assuming a federal tax rate of 10.00% and an effective California state tax rate of 1.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	California municipal bonds underperformed the broader national municipal market for the period.

•	Exposure to the pre-refunded municipal sector benefited performance as this sector outperformed all other municipal sectors over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class D	2.62%	2.85%
Barclays Capital California 1 Year Municipal Bond Index	3.96%	4.28%
Lipper California Short Intermediate Municipal Debt Funds Average	1.17%	1.82%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

California	89.4%
Puerto Rico	6.0%
Florida	2.5%
Corporate Bonds & Notes	1.3%
Other	0.8%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,024.66	$1,021.19
Expenses Paid During Period†	$3.79	$3.78

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	9

PIMCO High Yield Municipal Bond Fund

Class D:	PYMDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

•	The Fund’s average credit quality was BAA- at the end of the period versus the benchmark’s average of A3/BAA1.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from performance as municipal yields moved lower over the period.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•

The Fund’s Class D 30-day SEC yield after fees at March 31, 2009 was 7.27%. The yield was 11.18% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 8.08% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to the education sector benefited performance as this sector outperformed over the period. However, exposure to tobacco-related municipals detracted from performance over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class D	-20.22%	-8.95%
60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	-10.94%	-3.55%
Lipper High Yield Municipal Debt Funds Average	-17.40%	-7.65%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.85%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Texas	10.0%
Colorado	7.6%
Pennsylvania	7.3%
Illinois	6.4%
Other	68.7%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$845.52	$1,020.94
Expenses Paid During Period†	$3.68	$4.03

† Expenses are equal to the net annualized expense ratio of 0.80% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.80% for Class D reflects net annualized expenses after application at an expense waiver of 0.06%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Municipal Bond Fund

Class D:	PMBDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

•	The Fund’s average credit quality was A at the end of the period versus the benchmark’s average of AA2/AA3.

•	The Fund’s effective duration was managed below its benchmark throughout the period, which detracted from performance, as municipal yields moved lower over the period.

•	Yield-curve positioning detracted from performance as the yield curve steepened over the period.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•

The Fund’s Class D 30-day SEC yield after fees at March 31, 2009 was 4.58%. The yield was 7.05% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 5.09% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•

Exposure to long maturity payer swaps detracted from performance as long-term rates fell, while exposure to pre-refunded municipal securities benefited performance as this sector outperformed all other municipal sectors during the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class D	-14.86%	-1.51%	1.73%	2.10%
Barclays Capital Municipal Bond Index	2.27%	3.21%	4.60%	4.74%
Lipper General Municipal Debt Funds Average	-3.31%	1.23%	2.92%	3.15%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.855%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

California	14.8%
Texas	12.4%
New York	9.5%
Illinois	6.4%
Florida	6.3%
Other	50.6%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$908.23	$1,021.04
Expenses Paid During Period†	$3.71	$3.93

† Expenses are equal to the net annualized expense ratio of 0.78% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	11

PIMCO New York Municipal Bond Fund

Class D:	PNYDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA- at the end of the period versus the benchmark’s average of AAA/AAA.

•

The Fund’s effective duration was managed below that of its benchmark throughout the period, which detracted from performance, as New York municipal yields moved lower in the ten-year portion of the yield curve.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•

The Fund’s Class D 30-day SEC yield after fees at March 31, 2009 was 4.16%. The yield was 6.94% on a fully tax adjusted basis assuming a federal tax rate of 35.00% and an effective NY state tax rate of 5.01%, or 7.16% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 4.82% on a fully tax adjusted basis assuming a federal tax rate of 10.00% and an effective NY state tax rate of 3.60%, or 4.97% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within New York slightly outperformed the broader national municipal market for the period.

•	Exposure to the special-tax municipal sector detracted from performance, while exposure to education-related municipals benefited performance over the period.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class D	-1.42%	2.05%	4.53%
Barclays Capital New York Insured Municipal Bond Index	3.05%	3.32%	5.35%
Lipper New York Municipal Debt Funds Average	-2.73%	1.46%	3.63%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

New York	86.4%
Puerto Rico	4.9%
Short-Term Instruments	2.6%
Corporate Bonds & Notes	2.0%
Other	4.1%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,008.36	$1,021.04
Expenses Paid During Period†	$3.91	$3.93

† Expenses are equal to the net annualized expense ratio of 0.78% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Short Duration Municipal Income Fund

Class D:	PSDDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s average credit quality was A+ at the end of the period versus the benchmark’s average of AA1/AA2.

•	The Fund’s effective duration was managed slightly above that of its benchmark throughout the period, which benefited performance as municipal yields declined over the period.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector over the period; the Barclays Capital Municipal Bond Index returned 2.27%, while the Barclays Capital U.S. Aggregate and the Barclays Capital Treasury Indices returned 3.13% and 7.48%, respectively.

•

The Fund’s Class D 30-day SEC yield after fees at March 31, 2009 was 2.53%. The yield was 3.88% on a fully tax adjusted basis assuming a federal tax rate of 35.00%, or 2.81% assuming a federal tax rate of 10.00%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Underweight exposure to longer-maturity municipals detracted from performance as longer-maturity municipal rates declined over the period.

•	Exposure to long maturity payer swaps detracted from performance as longer-term rates declined over the period, while exposure to housing-related municipals benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class D	-10.92%	-1.17%	0.98%
Barclays Capital 1 Year Municipal Bond Index	4.20%	3.09%	3.51%
Lipper Short Municipal Debt Funds Average	1.40%	1.95%	3.00%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

California	14.6%
Massachusetts	9.7%
Texas	9.6%
New York	7.1%
Washington	6.0%
Tennessee	5.5%
Illinois	5.3%
Short-Term Instruments	5.0%
Other	37.2%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$912.91	$1,021.19
Expenses Paid During Period†	$3.58	$3.78

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	13

Benchmark Descriptions

Index	Description

60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index	60% Barclays Capital High Yield Municipal Bond Index/40% Barclays Capital Municipal Bond Index. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Prior to November 1st, 2008, this index was published by Lehman Brothers. The Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital 1 Year Municipal Bond Index	Barclays Capital 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital California 1 Year Municipal Bond Index	Barclays Capital California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital California Intermediate Municipal Bond Index	Barclays Capital California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/ 31/ 90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital New York Insured Municipal Bond Index	Barclays Capital New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

14	PIMCO Funds

Index	Description

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	15

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.8%

American International Group, Inc.
4.700% due 10/01/2010	$400	$227
8.175% due 05/15/2058	700	60
8.250% due 08/15/2018	100	43

Bank of America Corp.
8.000% due 12/29/2049	2,000	802

Citigroup, Inc.
8.400% due 04/29/2049	500	283

General Electric Capital Corp.
1.339% due 07/27/2012	250	205

SLM Corp.
4.500% due 07/26/2010	450	338

Total Corporate Bonds & Notes (Cost $4,226)		1,958

MUNICIPAL BONDS & NOTES 94.7%

CALIFORNIA 87.0%

Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,149

Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	281

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	795

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	101

Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,431

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	1,843

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	1,998

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	410

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	580
5.000% due 10/01/2013	570	611

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	792

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	995

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	148

California State General Obligation Bonds, Series 2004
0.300% due 05/01/2034	100	100

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	531

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	$350	$354

California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	278

California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,399

California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	628

California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	2,000	2,096

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,235

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,476

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,558

California State Port of Oakland Revenue Bonds, (MBIA-FGIC Insured), Series 2000
5.750% due 11/01/2012	500	507

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	1,000	1,058

California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,123

California State Public Works Board Revenue Notes, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,623

California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,426

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	615

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	4,500	2,388

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	2,000	1,993

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	989

California Statewide Communities Development Authority Revenue Bonds, Series 2002
6.750% due 07/01/2032 (e)	1,280	1,018

California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	120

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	650	431
5.500% due 11/01/2038	400	240

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.300% due 08/15/2034	$1,000	$1,000

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	967

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	873

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	509

Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	627
5.375% due 09/01/2017	800	710

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	1,355	1,438

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	955	770

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,540

El Monte, California School District General Obligation Notes, (MBIA-FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,427

El Monte, California Union High School District General Obligation Notes, (MBIA-FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,048

Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	771

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	665	782

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,150	1,107

Grossmont-Cuyamaca, California Community College District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	563

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	955	739

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.300% due 04/01/2033	1,200	1,200

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	100	100

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	1,000	630
5.250% due 11/15/2018	1,000	773
5.250% due 11/15/2019	500	378

Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	202

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,030

16	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	$250	$254

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,932

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	379

Oakland, California Joint Powers Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 06/15/2019	1,250	1,284

Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	219

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	936

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	171

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	251

Sacramento County, California Sanitation District Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,091

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	585	665

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,247

San Diego, California Redevelopment Agency Tax Allocation Bonds, (XLCA Insured), Series 2004
5.250% due 09/01/2016	1,000	1,023

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,320

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,581

San Francisco, California City & County Airports Commission Revenue Bonds, Series 2008
6.750% due 05/01/2019	1,000	1,049

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,196

San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,676

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	$920	$922

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	990

San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,087

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	805

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	55	56

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,045

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,369

Southern California State Public Power Authority Revenue Bonds, (MBIA-IBC Insured), Series 1992
0.000% due 07/01/2015	1,570	1,259

Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	354

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.437% due 05/15/2030	1,500	789

University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,197

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,496

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	383

		94,596

MONTANA 0.3%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	339

NEW JERSEY 0.2%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	235	221

PUERTO RICO 6.3%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.675% due 07/01/2020	1,000	796

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	775	664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	$500	$504

Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,417

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,265

Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	151

		6,797

TEXAS 0.1%

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	58

VIRGIN ISLANDS 0.8%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	898

Total Municipal Bonds & Notes (Cost $110,193)		102,909

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	5,200	28

Total Convertible Preferred Stocks (Cost $390)		28

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$105	105

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $110. Repurchase proceeds are $105.)

U.S. TREASURY BILLS 0.8%
0.308% due 04/16/2009 - 06/04/2009 (a)(c)	900	900

Total Short-Term Instruments (Cost $1,005)		1,005

Total Investments 97.4% (Cost $115,814)		$105,900

Other Assets and Liabilities (Net) 2.6%		2,779

Net Assets 100.0%		$108,679

See Accompanying Notes	Annual Report	March 31, 2009	17

Schedule of Investments California Intermediate Municipal Bond Fund (Cont.)	March 31, 2009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $900 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(d)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$5,000	$(355)	$0	$(355)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$5,000	$(331)	$(95)	$(236)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,280	$1,018	0.94%

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$28	$105,872	$0	$105,900
Other Financial Instruments ++	0	(355)	(236)	(591)

Total	$28	$105,517	$(236)	$105,309

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(236)	0	(236)

Total	$0	$0	$0	$0	$(236)	$0	$(236)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

18	PIMCO Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 1.2%

American Express Bank FSB
0.605% due 10/20/2009	$200	$193
0.637% due 07/13/2010	250	232

American International Group, Inc.
4.700% due 10/01/2010	300	171
5.600% due 10/18/2016	100	44
8.175% due 05/15/2058	100	8

Bank of America Corp.
8.000% due 12/29/2049	300	120

Citigroup, Inc.
8.400% due 04/29/2049	100	57

General Electric Capital Corp.
1.339% due 07/27/2012	150	123

Morgan Stanley
3.338% due 05/14/2010	250	243

SLM Corp.
4.500% due 07/26/2010	450	338

Wachovia Bank N.A.
2.138% due 05/14/2010	100	97

Total Corporate Bonds & Notes (Cost $2,111)		1,626

MUNICIPAL BONDS & NOTES 94.7%

CALIFORNIA 85.8%

Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	540

Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2010	2,275	2,361

Brentwood, California Union School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2017	110	126

Brentwood, California Union School District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2016	135	155

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	515

California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.270% due 04/01/2037	3,085	3,085

California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	111

California State Department of Water Resources Revenue Bonds, Series 2002
0.200% due 05/01/2022	2,325	2,325

California State Department of Water Resources Revenue Notes, Series 2005
0.250% due 05/01/2011	100	100

California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	30	32

California State General Obligation Bonds, (FSA-CR Insured), Series 2000
5.750% due 03/01/2021	3,000	3,170

California State General Obligation Bonds, (XLCA-ICR Insured), Series 2000
5.750% due 03/01/2020	2,500	2,642

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	$1,455	$1,563

California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,072

California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	3,175	3,275

California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,000	1,082

California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,583
5.000% due 04/01/2015	450	476

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
0.200% due 07/01/2033	1,000	1,000

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.300% due 10/01/2031	1,200	1,200
5.500% due 08/15/2018	250	265

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	508

California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2009	250	253

California State Housing Finance Agency Revenue Bonds, Series 2008
0.300% due 08/01/2040	490	490

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
0.260% due 11/15/2037	3,000	3,000

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
3.750% due 12/01/2018	2,000	1,999

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.300% due 04/01/2042	200	200

California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	250	276

California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	279

California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,604

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	1,100	1,100
0.250% due 11/01/2026	600	600

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	149

California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	270	286

California State Public Works Board Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 10/01/2017	380	401

California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	805

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California Statewide Communities Development Authority Certificates of Participation Bonds, (MBIA Insured), Series 1993
5.500% due 08/15/2013	$2,000	$2,000

California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	263

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	66

California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,301

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	155

California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	242

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2012	640	659

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	982

Carlsbad, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1997
0.000% due 11/01/2009	1,350	1,340

Contra Costa County, California Revenue Bonds, (FNMA Insured), Series 1992
0.350% due 11/15/2022	1,500	1,500

Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,045

East Bay, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2002
1.000% due 06/01/2025	1,900	1,900

Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	364

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,303
5.000% due 06/01/2043	100	111

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	113

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,958

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,500	1,693
5.500% due 06/01/2043	2,655	2,996
5.625% due 06/01/2038	3,315	3,757
6.250% due 06/01/2033	8,395	9,280
6.625% due 06/01/2040	1,270	1,487
6.750% due 06/01/2039	4,870	5,725
7.875% due 06/01/2042	105	128

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	103

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.000% due 06/01/2010	1,900	1,862

See Accompanying Notes	Annual Report	March 31, 2009	19

Schedule of Investments  California Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	$700	$700

Kern, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 11/01/2009	100	102

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	206

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.280% due 07/01/2031	1,000	1,000

Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	256
3.000% due 08/01/2012	500	514

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.230% due 07/01/2034	500	500

Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2007
4.000% due 07/01/2010	1,000	1,036

Los Angeles, California Unified School District General Obligation Notes, Series 2009
5.000% due 07/01/2014	2,000	2,181

Los Angeles, California Wastewater System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 06/01/2011	100	107

Lynwood, California Utility Authority Revenue Notes, (AGC Insured), Series 2008
3.000% due 06/01/2009	130	130
3.000% due 06/01/2010	165	168

Modesto, California Revenue Bonds, (MBIA Insured), Series 1993
6.000% due 06/01/2011	2,010	2,010

Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/01/2011	145	150

Orange County, California Public Financing Authority Revenue Notes, (MBIA insured), Series 2005
5.000% due 07/01/2011	100	104

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.000% due 08/01/2030	1,100	1,100

Orange County, California Sanitation District Certificates of Participation Notes, Series 2008
4.000% due 08/01/2009	100	101

Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	597
5.000% due 02/01/2010	500	517

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	112

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	167

Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009	500	505

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	$100	$101

Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	145

Riverside County, California Palm Desert Financing Authority Revenue Notes, Series 2008
4.000% due 05/01/2010	500	515

Riverside County, California Transportation Commission Revenue Bonds, Series 2008
5.000% due 06/01/2029	250	257

Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	503

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	91

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
0.300% due 12/01/2036	900	900

Sacramento, California Municipal Utility District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2013	1,375	1,496

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.930% due 04/01/2038	300	300

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,139

San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	268

San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	369
5.000% due 07/15/2014	150	167

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	207

Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	929

Santa Barbara, California Community College District General Obligation Notes, Series 2008
4.000% due 08/01/2009	310	313
4.000% due 08/01/2010	155	161

Santa Clara County, California East Side Union High School District General Obligation Notes, (XLCA Insured), Series 2005
4.000% due 08/01/2012	200	211

Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
1.750% due 06/01/2026	3,000	3,000

Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	168

Santa Monica, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
0.000% due 08/01/2013	225	199

South Orange County, California Public Financing Authority Special Tax Notes, (MBIA-FGIC Insured), Series 2004
5.000% due 08/15/2011	200	211

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	$1,405	$1,537

Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	700	694

Torrance, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2011	500	527

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.437% due 05/15/2030	1,000	526

Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	105

		110,263

FLORIDA 2.3%

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	3,000	3,000

NEBRASKA 0.8%

Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.550% due 12/15/2012	1,000	1,000

PUERTO RICO 5.8%

Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,505

Commonwealth of Puerto Rico Revenue Notes, Series 2008
3.000% due 07/30/2009	1,000	1,007

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,000

Puerto Rico Electric Power Authority Revenue Bonds, (MBIA Insured), Series 1997
5.500% due 07/01/2009	1,000	1,009

Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,004

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2000
6.000% due 07/01/2039	1,750	1,878

		7,403

Total Municipal Bonds & Notes (Cost $120,843)		121,666

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

American International Group, Inc.
8.500% due 08/01/2011	1,000	5

Total Convertible Preferred Stocks (Cost $75)		5

Total Investments 95.9% (Cost $123,029)		$123,297

Other Assets and Liabilities (Net) 4.1%		5,218

Net Assets 100.0%		$128,515

20	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $3 has been pledged as collateral for futures contracts on March 31, 2009.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$5	$123,292	$0	$123,297
Other Financial Instruments ++	0	0	0	0

Total	$5	$123,292	$0	$123,297

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	21

Schedule of Investments  High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.1%

American International Group, Inc.
4.700% due 10/01/2010	$500	$285
8.175% due 05/15/2058	1,600	136
8.250% due 08/15/2018	400	171

Bank of America Corp.
8.000% due 12/29/2049	3,600	1,444

Citigroup, Inc.
8.400% due 04/29/2049	1,050	595

SLM Corp.
4.500% due 07/26/2010	700	525

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	238

Total Corporate Bonds & Notes (Cost $7,759)		3,394

MUNICIPAL BONDS & NOTES 94.4%

ALABAMA 1.3%

Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	45

Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	532

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	179
5.250% due 03/01/2036	500	345

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,043

		2,144

ALASKA 0.5%

Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	839

ARIZONA 4.1%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	996

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	696

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	586

Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,158

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,062

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	681

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,650

		6,829

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CALIFORNIA 3.9%

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.300% due 10/01/2031	$1,400	$1,400

California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	489
7.000% due 10/01/2039	500	389

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,350	809
9.000% due 11/01/2017	500	427

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	80	91

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	589

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	700	700

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	186

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.437% due 05/15/2030	1,750	921

Yosemite, California Community College District General Obligation Bonds, (FSA Insured), Series 2008
0.000% due 08/01/2025	1,000	383

		6,384

COLORADO 7.6%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.350% due 06/01/2029	1,600	1,600

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (e)	800	531
5.750% due 05/15/2037	855	570
5.750% due 12/01/2037	1,000	649

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,289
5.900% due 08/01/2037	1,000	619

Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,400	1,088

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,032

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,250	1,704

Colorado State School of Mines Revenue Bonds, Series 2008
0.600% due 12/01/2037	350	350

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	313
5.450% due 12/01/2034	1,000	583

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	288

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.500% due 12/01/2029	$1,100	$1,100

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	428

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	341

		12,485

FLORIDA 4.6%

Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	455	268

Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	700	487

Broward County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
0.350% due 04/01/2038	500	500

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	174

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	607

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,307

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	1,126

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	842

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	462

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,105

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	709

		7,587

GEORGIA 1.2%

Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	138

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	911

LaGrange & Troup Counties, Georgia Hospital Authority General Obligation Bonds, Series 2008
5.500% due 07/01/2038	1,000	910

		1,959

IDAHO 0.5%

Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,300	882

22	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.4%

Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	$1,000	$684

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,013

Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,477

Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	672

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	124

Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,600	893
5.500% due 05/15/2037	750	421
6.100% due 12/01/2041	1,650	1,071
7.000% due 12/01/2037	1,000	585

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	721

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	799

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	789
6.625% due 06/01/2037	1,000	697

Will County, Illinois Community High School District No. 210 General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 01/01/2022	1,300	630

		10,576

INDIANA 1.1%

East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	42

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	750

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,065

		1,857

IOWA 2.3%

Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	883

Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	120

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	561
5.500% due 11/15/2037	1,550	882
5.625% due 12/01/2045	2,000	1,153

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	151

		3,750

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KANSAS 1.2%

Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	$1,100	$809

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	586

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	159
5.125% due 05/15/2042	250	154
5.500% due 08/01/2021	250	178

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	135

		2,021

LOUISIANA 1.3%

Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	2,220	1,569

New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	509

		2,078

MARYLAND 2.0%

Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	850	442

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2037	850	619
5.300% due 01/01/2037	300	157

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
5.750% due 01/01/2038	1,000	777

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	255

Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	985	968

		3,218

MASSACHUSETTS 1.5%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	822
6.750% due 10/15/2037	1,250	876

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.250% due 12/01/2037	800	800

		2,498

MICHIGAN 4.0%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	795	460

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	144

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	85	79

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	965	635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	$250	$157

Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	268

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	705

Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	718

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (e)	230	181

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	1,490
6.500% due 09/01/2037	1,000	740

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	416

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	533

		6,526

MINNESOTA 2.7%

Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	277

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	514
5.750% due 10/01/2037	1,500	947

Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	978

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	124

Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	770

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	184

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	324

Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	329

		4,447

MISSISSIPPI 1.0%

Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,582

MISSOURI 3.0%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,241
6.000% due 07/01/2037	750	447

See Accompanying Notes	Annual Report	March 31, 2009	23

Schedule of Investments  High Yield Municipal Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	$250	$220

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	141
5.550% due 10/01/2036	45	25

Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	358

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	957

Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
0.400% due 10/01/2035	1,600	1,600

		4,989

MONTANA 0.2%

Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	339

NEW JERSEY 4.1%

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,120

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	39

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,000	606

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900	888

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600	451

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,000	3,637

		6,741

NEW MEXICO 0.5%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	332

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	462

		794

NEW YORK 4.1%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	93

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	500	502

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	$395	$321
6.700% due 01/01/2043	1,500	1,132

New York City, New York General Obligation Bonds, Series 1993
0.450% due 08/01/2020	1,000	1,000

New York City, New York General Obligation Bonds, Series 2008
0.300% due 04/01/2032	100	100

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	108

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.700% due 03/01/2016	1,250	1,096

New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	735

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2005
2.000% due 11/01/2035	1,700	1,700

		6,787

NORTH CAROLINA 1.4%

Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	87

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	45

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	31

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	590

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	600
6.000% due 04/01/2038	500	352

Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	660

		2,365

OHIO 3.7%

Allen County, Ohio Revenue Bonds, Series 2008
0.400% due 10/01/2031	1,200	1,200

Cuyahoga County, Ohio Revenue Bonds, Series 2004
0.350% due 01/01/2039	1,500	1,500

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	626
5.875% due 06/01/2047	3,500	1,923
6.000% due 06/01/2042	1,520	879

		6,128

OKLAHOMA 1.0%

Oklahoma State Capital Improvement Authority Revenue Bonds, Series 2006
0.300% due 07/01/2033	1,700	1,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PENNSYLVANIA 7.3%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	$750	$531

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	1,933

Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	436

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	358

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	386

Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	203
6.375% due 07/01/2030	1,000	788

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	101

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,600	3,053

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	212

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	1,770

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	750	487

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	290

Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,220

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	311

		12,079

PUERTO RICO 0.7%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
6.000% due 07/01/2038	900	781

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	326

		1,107

RHODE ISLAND 0.1%

Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	144

24	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH CAROLINA 1.7%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	$200	$200

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,279
6.000% due 11/15/2037	2,000	1,198

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	167

		2,844

SOUTH DAKOTA 0.2%

South Dakota State Health & Educational Facilities Authority Revenue Bonds, Series 2008
5.250% due 07/01/2038	355	282

TENNESSEE 2.1%

Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	557

Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	19

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,150	577

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	640
5.250% due 09/01/2021	1,000	752
5.250% due 09/01/2024	1,375	989

		3,534

TEXAS 10.1%

Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	1,250	487

Brazos County, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	968
8.250% due 05/01/2033	1,300	651

Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	242

Brazos County, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	772

Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	258

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	200

Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	770

Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	784

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	$100	$58
6.125% due 07/15/2027	45	25

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	72
6.750% due 07/01/2029	1,000	655

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	194

Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	1,000	695

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	508

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	144
5.750% due 01/01/2033	1,600	1,445

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	259

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	500	500
5.500% due 08/15/2031	1,000	939

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,250	774

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	448

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,083

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	1,862

Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	24

Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	1,750	1,199

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	546

		16,562

UTAH 3.4%

Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	339
5.700% due 11/15/2036	1,000	631

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,144

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	1,682

Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	445

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.500% due 07/01/2018	$1,000	$1,000

		5,641

VIRGINIA 1.1%

Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	63

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	316

Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	772

Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	661

		1,812

WASHINGTON 0.9%

Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	817

Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	258

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	455

		1,530

WEST VIRGINIA 1.0%

West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,150

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	985	532

		1,682

WISCONSIN 0.6%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	766

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	168

		934

Total Municipal Bonds & Notes (Cost $213,617)		155,656

MORTGAGE-BACKED SECURITIES 0.3%

Countrywide Alternative Loan Trust
3.133% due 11/25/2035	411	178

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	867	321

Total Mortgage-Backed Securities (Cost $769)		499

See Accompanying Notes	Annual Report	March 31, 2009	25

Schedule of Investments  High Yield Municipal Bond Fund   (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.3%

American International Group, Inc.
8.500% due 08/01/2011	7,700	$41

Wells Fargo & Co.
7.500% due 12/31/2049	1,000	479

Total Convertible Preferred Stocks (Cost $1,578)		520

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$1,090	$1,090

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $1,115. Repurchase proceeds are $1,090.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.220% due 04/29/2009 (c)	270	270

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 2.1%
0.270% due 04/16/2009 - 06/11/2009 (a)(c)	$3,480	$3,480

Total Short-Term Instruments (Cost $4,839)		4,840

Total Investments 100.1% (Cost $228,562)		$164,909

Other Assets and Liabilities (Net) (0.1%)		(196)

Net Assets 100.0%		$164,713

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Security becomes interest bearing at a future date.
(c)	Securities with an aggregate market value of $3,750 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(d)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$5,000	$(355)	$0	$(355)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	3.890%	5,000	(592)	0	(592)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	4.940%	5,000	(591)	0	(591)

						$(1,538)	$0	$(1,538)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$33,000	$(2,189)	$(661)	$(1,528)
MCDX.NA-11 5-Year Index	JPM	0.900%	12/20/2013	5,000	(246)	(329)	83

					$(2,435)	$(990)	$(1,445)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$800	$531	0.32%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	230	181	0.11%

				$1,030	$712	0.43%

26	PIMCO Funds	See Accompanying Notes

March 31, 2009

(f)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$520	$164,389	$0	$164,909
Other Financial Instruments ++	0	(272)	(2,711)	(2,983)

Total	$520	$164,117	$(2,711)	$161,926

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(2,711)		(2,711)

Total	$0	$0	$0	$0	$(2,711)	$0	$(2,711)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	27

Schedule of Investments  Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.7%

American International Group, Inc.
4.250% due 05/15/2013	$600	$243
4.700% due 10/01/2010	1,400	797
4.950% due 03/20/2012	100	49
5.600% due 10/18/2016	100	44
8.175% due 05/15/2058	200	17
8.250% due 08/15/2018	900	386

Bank of America Corp.
8.000% due 12/29/2049	8,200	3,288

Citigroup, Inc.
8.400% due 04/29/2049	3,800	2,152

JPMorgan Chase & Co.
7.900% due 04/29/2049	3,800	2,447

SLM Corp.
4.500% due 07/26/2010	1,500	1,125

Wells Fargo & Co.
7.980% due 02/28/2049	3,800	1,788

Total Corporate Bonds & Notes (Cost $23,158)		12,336

MUNICIPAL BONDS & NOTES 95.7%

ALABAMA 0.9%

Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,134

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	1,908

		4,042

ALASKA 0.5%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	524

Anchorage, Alaska General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,622

		2,146

ARIZONA 1.4%

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,889

Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	3,514

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Insured), Series 1998
5.375% due 06/01/2010	660	676

		6,079

CALIFORNIA 15.3%

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	492

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,562

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State Department of Water Resources Revenue Bonds, Series 2002
0.800% due 05/01/2022	$1,300	$1,300

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2036	1,365	1,365

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	4,000	3,518
5.000% due 11/01/2037	2,600	2,239

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,630
5.625% due 07/01/2032	3,200	2,941

California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,624

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	532

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (d)	1,565	1,144

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	462

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	20,730	22,914

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	2,945

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	687

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	4,351

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.300% due 04/01/2033	3,900	3,900

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,310
0.000% due 08/01/2016	1,400	1,060

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	864
4.800% due 09/01/2017	875	788

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	402

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,167

		69,197

COLORADO 2.8%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.350% due 06/01/2029	4,550	4,550

Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	743

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	$30	$30

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	15	16
6.750% due 04/01/2015	40	40

Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,500	7,108

		12,487

DISTRICT OF COLUMBIA 1.5%

District of Columbia Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 02/01/2035	10,085	6,849

FLORIDA 6.5%

Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,270	1,173

Florida State JEA Water & Sewer System Revenue Bonds, (MBIA Insured), Series 2006
6.580% due 10/01/2020	5,000	3,999

Florida State Keys Aqueduct Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 09/01/2037	7,415	6,674

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (d)	10,200	8,034

Orange County, Florida Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2007
2.050% due 10/01/2041	1,970	1,970

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	306

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	2,000	2,000

Sarasota County, Florida Public Hospital Board Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 10/01/2021	5,000	4,276

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	936

		29,368

GEORGIA 0.7%

Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	1,000	315

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	2,800	2,700

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	125	132

		3,147

ILLINOIS 6.6%

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	557

28	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 12/01/2031	$1,000	$236

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (d)	1,290	1,298

Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,079

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,131

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,246

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (MBIA-FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,947

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	123
0.000% due 12/01/2014	255	211
0.000% due 12/01/2015	1,885	1,482

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	118

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	167

Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	5,935	4,670

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	838

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	726

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,756

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,003

Northern Illinois State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,078

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,074

		29,740

INDIANA 3.8%

Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	177

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.500% due 01/15/2013	$190	$196
4.650% due 01/15/2014	210	217
4.750% due 01/15/2015	235	242
4.850% due 01/15/2016	295	303

Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	302
4.750% due 07/15/2009	105	105
5.000% due 07/15/2010	180	185

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/15/2010	760	782

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,650

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	3,774

Indiana State IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2007
3.000% due 01/15/2026	6,800	5,074

Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	1,001

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,121

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,193

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	427
5.200% due 02/01/2012	230	242
5.500% due 02/01/2015	180	189

		17,180

KANSAS 0.1%

Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	470

KENTUCKY 0.1%

Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	605	605

LOUISIANA 1.2%

Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019	270	278

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	50	51

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	8,430	5,290

		5,619

MARYLAND 0.7%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	2,972

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASSACHUSETTS 2.0%

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	$1,000	$706

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.920% due 11/01/2020	2,595	2,110
0.940% due 11/01/2019	5,090	4,110

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	529

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.200% due 12/01/2037	900	900

Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2017	1,000	896

		9,251

MICHIGAN 0.8%

Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,399

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	52

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,053

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,015

		3,519

MISSOURI 3.6%

Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	335

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,522

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	946
5.000% due 11/01/2015	540	482

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	365

Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
0.400% due 10/01/2035	3,500	3,500

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	275	280

Springfield, Missouri Revenue Bonds, (MBIA-FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	7,953

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	857

		16,240

See Accompanying Notes	Annual Report	March 31, 2009	29

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEBRASKA 0.3%

Omaha, Nebraska General Obligation Bonds, Series 2009
5.000% due 10/15/2025 (b)	$1,055	$1,114

NEW JERSEY 3.6%

Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2010	570	567

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,459
5.600% due 01/01/2012	630	595
6.000% due 11/01/2028	3,500	2,254
6.375% due 04/01/2018	1,500	1,794
6.500% due 04/01/2018	690	648
6.500% due 04/01/2031	2,115	1,751

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	2,944

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	554

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	3,819

		16,385

NEW MEXICO 1.1%

New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	5,000	5,107

NEW YORK 9.8%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	3,000	2,514

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,106

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,450

New York City, New York General Obligation Bonds, Series 2008
0.300% due 04/01/2032	2,900	2,900
0.900% due 04/01/2035	4,600	4,600

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.820% due 03/01/2020	3,900	3,045
0.870% due 03/01/2022	3,500	2,712
5.000% due 03/01/2031	6,700	5,480

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
0.880% due 03/01/2023	4,000	3,047
5.000% due 03/01/2036	4,900	3,862

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	430	425

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,990	2,072

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	$150	$160

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,898

		44,368

NORTH CAROLINA 0.7%

Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,853

Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	575

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	1,000	886

		3,314

OHIO 2.2%

Cuyahoga County, Ohio Revenue Bonds, Series 2004
0.350% due 01/01/2039	1,265	1,265

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,700	4,490

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	260
5.875% due 06/01/2047	6,600	3,626

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	154

		9,795

OREGON 1.3%

Oregon State Department of Transportation Revenue Bonds, Series 2007
2.500% due 11/15/2027	5,755	5,755

PENNSYLVANIA 0.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	681

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	763

		1,444

PUERTO RICO 1.6%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.655% due 07/01/2019	3,000	2,425

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	160

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	797

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	3,605
0.000% due 08/01/2054	9,200	398

		7,385

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
RHODE ISLAND 0.9%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	$6,025	$3,927

SOUTH CAROLINA 0.8%

Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,604

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	1,100	1,100

		3,704

TENNESSEE 2.3%

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	375	431

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	7,800	5,569
5.000% due 02/01/2024	1,400	983
5.000% due 02/01/2027	5,000	3,367

		10,350

TEXAS 12.7%

Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	775

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	93

Bexar County, Texas Multi-Family Housing Finance Corp. Revenue Bonds, Series 2001
4.875% due 06/15/2011	345	350

Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,091

Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,519

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,257

Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	383

Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,138

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	655

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	165	158

Houston, Texas Revenue Bonds, (MBIA-FGIC Insured), Series 1998
5.000% due 07/01/2025	5,000	4,320

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,046

30	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	$20	$12

North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,036

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	834

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	242

Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	10,254

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	6,425	6,080

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	2,860	2,860

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,542

Texas State Leander Independent School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	546

Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	7,178

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	1,397

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	762

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	650

Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	5,158

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (g)	1,400	1,573

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Williamson County, Texas General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 02/15/2018	$150	$168

		57,626

UTAH 0.5%

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.520% due 07/01/2018	2,060	2,060

VIRGIN ISLANDS 0.2%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,078

VIRGINIA 0.2%

Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	995

WASHINGTON 4.1%

Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,065

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,583

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	5,149

Washington State Higher Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.250% due 11/01/2032	5,000	4,823

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	3,522

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,275

		18,417

WEST VIRGINIA 0.8%

Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,527

WISCONSIN 3.8%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	7,475	8,314

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

South Milwaukee, Wisconsin School District General Obligation Notes, (MBIA-FGIC Insured), Series 2002
3.750% due 04/01/2011	$385	$404

Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	104
5.100% due 06/01/2023	100	103

Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,179

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	325	329
5.350% due 11/01/2022	1,250	1,267

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,180	1,190

		17,308

Total Municipal Bonds & Notes (Cost $487,250)		432,570

MORTGAGE-BACKED SECURITIES 0.9%

Countrywide Alternative Loan Trust
3.133% due 11/25/2035	2,465	1,072
3.673% due 11/25/2035	2,672	1,189

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	4,986	1,844

Total Mortgage-Backed Securities (Cost $6,245)		4,105

SHORT-TERM INSTRUMENTS 3.9%

U.S. CASH MANAGEMENT BILLS 0.4%

0.220% due 04/29/2009 (e)	1,720	1,720

U.S. TREASURY BILLS 3.5%

0.501% due 04/16/2009 - 06/11/2009 (c)(e)	15,810	15,804

Total Short-Term Instruments (Cost $17,524)		17,524

Total Investments 103.2% (Cost $534,177)		$466,535

Other Assets and Liabilities (Net) (3.2%)		(14,317)

Net Assets 100.0%		$452,218

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Security becomes interest bearing at a future date.
(e)	Securities with an aggregate market value of $17,524 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

See Accompanying Notes	Annual Report	March 31, 2009	31

Schedule of Investments  Municipal Bond Fund  (Cont.)

(f)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	2.040%	$5,000	$(419)	$0	$(419)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	3.150%	5,000	(556)	0	(556)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	10,700	(759)	0	(759)
California State General Obligation Notes, Series 2005	GSC	0.710%	03/20/2018	3.100%	7,000	(764)	0	(764)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	2.800%	5,000	(520)	0	(520)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	3.790%	5,000	(643)	0	(643)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	2.090%	5,000	(381)	0	(381)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	2.900%	5,000	(478)	0	(478)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	3.000%	5,000	(534)	0	(534)

						$(5,054)	$0	$(5,054)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$191,000	$(12,667)	$(3,592)	$(9,075)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,493	$1,573	0.35%

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$466,535	$0	$466,535
Other Financial Instruments ++	0	(1,523)	(12,606)	(14,129)

Total	$0	$465,012	$(12,606)	$452,406

32	PIMCO Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(12,606)	0	(12,606)

Total	$0	$0	$0	$0	$(12,606)	$0	$(12,606)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	33

Schedule of Investments  New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 2.1%

American Express Bank FSB
0.605% due 10/20/2009	$250	$242
0.637% due 07/13/2010	250	231

American International Group, Inc.
4.250% due 05/15/2013	150	61
4.700% due 10/01/2010	300	171
5.600% due 10/18/2016	100	44

Bank of America Corp.
8.000% due 12/29/2049	1,100	441

General Electric Capital Corp.
1.339% due 07/27/2012	200	164

Morgan Stanley
3.338% due 05/14/2010	1,100	1,072

SLM Corp.
1.389% due 10/25/2011	50	29
4.500% due 07/26/2010	300	225

Total Corporate Bonds & Notes (Cost $3,532)		2,680

MUNICIPAL BONDS & NOTES 98.6%

ALABAMA 0.4%

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	471

ARKANSAS 0.2%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	245

CALIFORNIA 1.8%

California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	256

Hayward, California Unified School District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,000	945

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	396

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	744

		2,341

ILLINOIS 0.4%

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	549

INDIANA 0.3%

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	450

NEW JERSEY 0.4%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	520

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 89.3%

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	$1,040	$1,178

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	63

Erie County, New York General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,018

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,024

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,025	2,521

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,282

Long Island, New York Power Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2023	1,000	1,001

Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,067

Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,505

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	500	419

Monroe County, New York General Obligation Notes, Series 2008
6.500% due 04/15/2009	1,000	1,001

New York City, New York General Obligation Bonds, (FSA Insured), Series 1994
0.300% due 08/01/2014	4,000	4,000

New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
0.000% due 08/01/2016	2,500	2,277

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	521

New York City, New York General Obligation Bonds, Series 1993
0.450% due 08/01/2020	750	750

New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,783

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,009

New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,036
5.000% due 10/01/2019	2,300	2,380

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	270

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	264

New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	537

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	$500	$432
5.000% due 01/01/2046	1,500	1,170

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.870% due 03/01/2022	1,400	1,085
5.000% due 03/01/2031	1,000	818

New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
0.880% due 03/01/2023	2,350	1,790

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	164

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	240	183

New York City, New York Industrial Development Agency Revenue Bonds, Series 2003
5.125% due 05/01/2015	1,500	1,502

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	23
5.500% due 01/01/2016	1,000	996

New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.700% due 03/01/2016	2,425	2,126

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	924

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,057

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,660	2,570
5.250% due 06/15/2040	1,000	1,006

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	533
5.250% due 02/01/2029	500	520

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.000% due 01/15/2020	5,000	5,081

New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	655

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	419

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,553

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034 (a)	2,000	1,991

New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,011

New York State Dormitory Authority Revenue Bonds, (BHAC-CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,030

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	200	208

34	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 1999
4.750% due 08/15/2022	$500	$478

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	736

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2007
5.250% due 07/01/2021	1,000	1,032

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	153

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	431

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	730

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,108
5.000% due 07/01/2026	500	341

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,026
5.000% due 02/15/2037	2,500	2,221

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,497
5.000% due 07/01/2038	1,000	969
6.125% due 12/01/2029	500	383
6.250% due 12/01/2037	350	257

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	969

New York State Dormitory Authority Revenue Notes, (FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,047

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	494

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	554

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	271

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	854

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,780

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,248

New York State Environmental Facilities Corp. Revenue Bonds, Series 1987
0.230% due 07/01/2019	1,200	1,200

New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	955
5.000% due 06/15/2014	400	437

New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,086

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	$3,200	$3,301

New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,169

New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034 (a)	2,000	1,936

New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	557

New York State Housing Finance Agency Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	993

New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	359

New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	183

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	898

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	416

New York State Port Authority of New York & New Jersey Revenue Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2026	3,000	2,709

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	532

New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,097

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	2,000	1,868
4.750% due 01/01/2030	1,000	922

New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	261

New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	550
5.000% due 04/01/2015	500	552

New York State Thruway Authority Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	536

New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,007

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2037	2,000	1,926

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	529

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	838

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	$2,000	$1,270

New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,168

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	521

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	550	552

New York State Urban Development Corp. Revenue Notes, Series 2003
5.000% due 03/15/2011	495	528

Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	441

Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,654

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	564

Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	365

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	561

Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	272

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	534

		116,579

PUERTO RICO 5.1%

Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.655% due 07/01/2019	3,650	2,950
4.675% due 07/01/2020	1,000	796

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	254

Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,029

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107

Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	196

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,125

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	216

		6,673

See Accompanying Notes	Annual Report	March 31, 2009	35

Schedule of Investments  New York Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TEXAS 0.6%

Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	$805	$637

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	131

		768

VIRGIN ISLANDS 0.1%

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	180

Total Municipal Bonds & Notes (Cost $132,144)		128,776

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$415	$415

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $425. Repurchase proceeds are $415.)

U.S. TREASURY BILLS 2.4%
0.358% due 04/02/2009 - 06/04/2009 (b)(c)	3,070	3,070

Total Short-Term Instruments (Cost $3,484)		3,485

Total Investments 103.4% (Cost $139,160)		$134,941

Other Assets and Liabilities (Net) (3.4%)		(4,376)

Net Assets 100.0%		$130,565

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $3,069 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(d)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$2,200	$(156)	$0	$(156)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$40,200	$(2,666)	$(653)	$(2,013)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$134,941	$0	$134,941
Other Financial Instruments ++	0	(156)	(2,013)	(2,169)

Total	$0	$134,785	$(2,013)	$132,772

36	PIMCO Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(2,013)	0	(2,013)

Total	$0	$0	$0	$0	$(2,013)	$0	$(2,013)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	37

Schedule of Investments  Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.2%

American International Group, Inc.
4.250% due 05/15/2013	$300	$121
4.700% due 10/01/2010	700	398

Bank of America Corp.
8.000% due 12/29/2049	3,450	1,383

Citigroup, Inc.
8.400% due 04/29/2049	1,400	793

General Electric Capital Corp.
1.339% due 07/27/2012	450	369
6.375% due 11/15/2067	900	438

JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	902

Rabobank Capital Funding Trust
5.254% due 12/29/2049	900	406

SLM Corp.
1.389% due 10/25/2011	125	72
4.500% due 07/26/2010	800	600

Wells Fargo & Co.
7.980% due 02/28/2049	1,400	659

Total Corporate Bonds & Notes (Cost $11,325)		6,141

MUNICIPAL BONDS & NOTES 93.2%

ARIZONA 4.1%

Greater Arizona State Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,355
5.000% due 08/01/2012	2,305	2,523

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,084

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,014

		7,976

CALIFORNIA 15.0%

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,262

California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.270% due 04/01/2037	2,000	2,000

California State Department of Water Resources Revenue Bonds, Series 2002
0.200% due 05/01/2022	2,000	2,000
0.800% due 05/01/2022	2,000	2,000

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	600	600

California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.450% due 07/01/2035	2,000	2,000

California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,600	1,567

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.300% due 04/01/2042	1,100	1,100

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.200% due 11/01/2026	1,600	1,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	$620	$523

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	589

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	560

Irvine, California Unified School District Special Tax Notes, Series 2009
0.300% due 03/01/2012	400	400

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,012

Oakland & Alameda Counties, California Coliseum Authority Revenue Bonds, Series 2000
0.200% due 02/01/2025	2,000	2,000

Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
1.000% due 08/01/2029	2,000	2,000

Sacramento County, California Sanitation District Revenue Bonds, Series 2008
0.300% due 12/01/2036	2,000	2,000

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.930% due 04/01/2038	2,000	2,000

Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	156

Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	2,275	1,801

		29,170

COLORADO 1.9%

Colorado Springs, Colorado Revenue Bonds, Series 2007
3.000% due 11/01/2026	1,700	1,700

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.500% due 12/01/2029	2,000	2,000

		3,700

DISTRICT OF COLUMBIA 3.6%

District of Columbia Revenue Bonds, Series 1998
0.400% due 08/15/2038	6,000	6,000

District of Columbia Revenue Bonds, Series 2007
0.400% due 04/01/2041	1,000	1,000

		7,000

FLORIDA 3.7%

Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	430	436

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.500% due 10/01/2034	2,000	2,000

Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
1.500% due 10/01/2036	2,000	2,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 12/01/2017	$500	$424

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.350% due 08/01/2022	2,400	2,400

		7,260

GEORGIA 0.6%

Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	1,150	1,109

ILLINOIS 5.4%

Chicago, Illinois Revenue Bonds, Series 2002
0.500% due 01/01/2034	4,980	4,980

De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,416

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,051

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	867

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,837

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	126

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 10/01/2010	15	14

University of Illinois Certificates of Participation Bonds, Series 2008
1.500% due 10/01/2027	300	300

		10,591

INDIANA 0.6%

Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,243

KANSAS 0.2%

Wichita, Kansas Water & Sewer Utility Revenue Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 10/01/2010	355	372

LOUISIANA 2.6%

Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	5,000	5,068

MASSACHUSETTS 9.9%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
0.000% due 07/01/2020	7,005	5,611

38	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.250% due 09/01/2037	$2,000	$2,000

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.920% due 11/01/2020	1,000	813
0.940% due 11/01/2019	3,000	2,422

Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,677

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.200% due 12/01/2037	1,500	1,500
0.250% due 12/01/2037	1,600	1,600

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.200% due 08/15/2034	700	700

Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2016	3,200	2,955

		19,278

MICHIGAN 2.3%

Clintondale, Michigan Community Schools General Obligation Notes, (FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,034

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,978

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	451

		4,463

MISSOURI 0.8%

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,555

NEVADA 2.2%

Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,178

NEW HAMPSHIRE 0.8%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.550% due 07/01/2033	1,600	1,600

NEW JERSEY 1.0%

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	300	359

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,430	1,507

		1,866

NEW YORK 7.3%

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	5,000	4,190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	$55	$55

New York City, New York General Obligation Bonds, Series 1993
0.450% due 08/01/2021	400	400

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.820% due 03/01/2020	1,500	1,171
0.870% due 03/01/2022	8,000	6,198

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	106

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	863

New York State Dormitory Authority Revenue Bonds, Series 2008
0.450% due 07/01/2037	1,100	1,100

New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	151

		14,234

NORTH CAROLINA 0.8%

Mecklenburg County, North Carolina General Obligation Bonds, Series 2000
0.520% due 02/01/2017	1,600	1,600

OHIO 2.4%

Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,007

Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	2,800	2,675

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	600	346
5.875% due 06/01/2030	940	589

		4,617

OKLAHOMA 0.1%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	101

OREGON 1.7%

Oregon State Department of Transportation Revenue Bonds, Series 2006
1.050% due 11/15/2026	2,000	2,000

Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	793
5.000% due 10/01/2012	435	430

		3,223

PENNSYLVANIA 0.3%

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	527

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 0.1%

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	$250	$266

SOUTH CAROLINA 1.0%

South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.400% due 10/01/2039	2,000	2,000

TENNESSEE 5.6%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	145	150

Shelby County, Tennessee General Obligation Bonds, Series 2006
2.000% due 12/01/2031	2,000	2,000

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	3,120	2,305
5.000% due 02/01/2023	1,625	1,160

Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 02/01/2010	1,500	1,467
5.000% due 09/01/2015	4,600	3,831

		10,913

TEXAS 9.9%

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	11,000	9,216

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,292

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	165	167

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.350% due 11/15/2019	2,000	2,000

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 11/15/2010	685	713

Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	406

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	359

Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,402

Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	650

		19,205

UTAH 1.0%

Utah State Intermountain Power Agency Revenue Bonds, Series 1985
0.520% due 07/01/2018	2,000	2,000

See Accompanying Notes	Annual Report	March 31, 2009	39

Schedule of Investments  Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGINIA 0.6%

Virginia State College Building Authority Revenue Bonds, Series 2006
0.350% due 02/01/2026	$400	$400

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	781

		1,181

WASHINGTON 6.2%

Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,602

Washington State Energy Northwest Revenue Bonds, Series 2003
0.350% due 07/01/2017	2,050	2,050

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	152

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,255

		12,059

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WEST VIRGINIA 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	$50	$52

WISCONSIN 1.5%

Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,270	1,289
4.500% due 11/01/2010	550	556

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,028

		2,873

Total Municipal Bonds & Notes (Cost $189,468)		181,280

MORTGAGE-BACKED SECURITIES 1.2%

Countrywide Alternative Loan Trust
3.133% due 11/25/2035	1,520	661
3.673% due 11/25/2035	1,726	768

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	2,385	882

Total Mortgage-Backed Securities (Cost $3,506)		2,311

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS 1.7%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$3,355	$3,355

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 07/02/2009 valued at $3,423. Repurchase proceeds are $3,355.)

U.S. CASH MANAGEMENT BILLS 0.9%

0.220% due 04/29/2009 (b)	1,620	1,620

U.S. TREASURY BILLS 2.6%

0.632% due 04/16/2009 - 06/11/2009 (a)(b)	5,110	5,108

Total Short-Term Instruments (Cost $10,083)		10,083

Total Investments 102.8% (Cost $214,382)		$199,815

Other Assets and Liabilities (Net) (2.8%)		(5,379)

Net Assets 100.0%		$194,436

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $6,728 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(c)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2003	GSC	1.580%	12/20/2018	3.100%	$5,400	$(383)	$0	$(383)
California State General Obligation Notes, Series 2005	GSC	0.710%	03/20/2018	3.100%	3,000	(328)	0	(328)

						$(711)	$0	$(711)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$76,600	$(5,080)	$(1,520)	$(3,560)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

40	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI	$300	$11	$(26)	$37
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	2,200	(760)	23	(783)

						$(749)	$(3)	$(746)

(d)	Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Premium
Balance at 03/31/2008	0	$0
Sales	150	264
Closing Buys	0	0
Expirations	(150)	(264)
Exercised	0	0

Balance at 03/31/2009	0	$0

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$0	$199,815	$0	$199,815
Other Financial Instruments ++	0	(1,457)	(3,560)	(5,017)

Total	$0	$198,358	$(3,560)	$194,798

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	0	0	0	0	(3,560)	0	(3,560)

Total	$0	$0	$0	$0	$(3,560)	$0	$(3,560)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	41

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class D
03/31/2009	$9.47	$0.37	$(0.74)	$(0.37)	$(0.38)	$0.00
03/31/2008	9.93	0.38	(0.47)	(0.09)	(0.37)	0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00

California Short Duration Municipal Income Fund
Class D
03/31/2009	$9.99	$0.24	$0.02	$0.26	$(0.26)	$0.00
03/31/2008	10.04	0.29	(0.03)	0.26	(0.31)	0.00
08/31/2006 - 03/31/2007	10.00	0.17	0.04	0.21	(0.17)	0.00

High Yield Municipal Bond Fund
Class D
03/31/2009	$9.03	$0.49	$(2.27)	$(1.78)	$(0.49)	$0.00
03/31/2008	10.63	0.46	(1.59)	(1.13)	(0.47)	0.00
07/31/2006 - 03/31/2007	10.00	0.31	0.64	0.95	(0.31)	(0.01)

Municipal Bond Fund
Class D
03/31/2009	$9.67	$0.41	$(1.82)	$(1.41)	$(0.41)	$0.00
03/31/2008	10.31	0.40	(0.64)	(0.24)	(0.40)	0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00

New York Municipal Bond Fund
Class D
03/31/2009	$10.68	$0.36	$(0.51)	$(0.15)	$(0.38)	$(0.02)
03/31/2008	10.88	0.37	(0.18)	0.19	(0.37)	(0.02)
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00

Short Duration Municipal Income Fund
Class D
03/31/2009	$9.54	$0.31	$(1.33)	$(1.02)	$(0.32)	$0.00
03/31/2008	9.95	0.34	(0.41)	(0.07)	(0.34)	0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund's administrative fee and distribution and/or service/12b-1 Fees.
(c)	Effective October 1, 2005, the Fund's advisory fee was reduced by 0.025% to 0.225%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.21%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(g)	Effective October 1, 2007, the administrative expense was reduced by 0.05% to 0.30%.
(h)	Effective October 1, 2007, the administrative expense was reduced by 0.10% to 0.30%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.85%.

42	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.38)	$8.72	(3.99)%	$2,958	0.775%		0.775%		4.05%	72%
0.00	(0.37)	9.47	(0.95)	1,961	0.795	(g)	0.795	(g)	3.87	37
0.00	(0.36)	9.93	4.74	2,358	0.825		0.825		3.63	59
0.00	(0.35)	9.83	2.26	2,402	0.94	(c)	0.84	(c)	3.57	131
0.00	(0.38)	9.96	1.20	4,078	1.01		0.85		3.77	43

$0.00	$(0.26)	$9.99	2.62%	$4,812	0.75%		0.75%		2.40%	173%
0.00	(0.31)	9.99	2.60	871	0.77	(g)	0.77	(g)	2.88	92
0.00	(0.17)	10.04	2.12	10	0.70	*(d)	0.70	*(d)	2.92 *	83

$0.00	$(0.49)	$6.76	(20.22)%	$11,834	0.79	%(i)	0.79	%(i)	6.09%	140%
0.00	(0.47)	9.03	(10.94)	7,605	0.84	(f)(h)	0.84	(f)(h)	4.65	160
0.00	(0.32)	10.63	9.61	3,426	0.95	*(e)	0.95	*(e)	4.42 *	94

$0.00	$(0.41)	$7.85	(14.86)%	$19,516	0.775%		0.775%		4.49%	100%
0.00	(0.40)	9.67	(2.37)	44,413	0.885	(g)	0.805	(g)	3.96	64
0.00	(0.38)	10.31	5.12	45,707	0.885		0.825		3.69	76
0.00	(0.35)	10.18	3.94	36,022	1.07	(c)	0.84	(c)	3.64	63
0.00	(0.38)	10.14	2.03	25,132	1.03		0.85		3.88	56

$0.00	$(0.40)	$10.13	(1.42)%	$23,562	0.775%		0.775%		3.50%	121%
0.00	(0.39)	10.68	1.74	15,386	0.795	(g)	0.795	(g)	3.41	44
0.00	(0.39)	10.88	4.81	11,583	0.865		0.825		3.43	29
0.00	(0.34)	10.76	3.08	5,625	0.84	(c)	0.84	(c)	3.02	48
0.00	(0.33)	10.77	2.17	3,348	0.85		0.85		3.07	42

$0.00	$(0.32)	$8.20	(10.92)%	$23,026	0.75%		0.75%		3.40%	155%
0.00	(0.34)	9.54	(0.77)	28,867	0.77	(g)	0.77	(g)	3.42	35
0.00	(0.31)	9.95	3.09	30,392	0.75	(b)	0.70	(b)	3.15	71
0.00	(0.31)	9.96	3.24	28,517	0.80	(b)	0.70	(b)	3.09	79
0.00	(0.24)	9.95	0.22	33,141	0.78	(b)	0.78	(b)	2.41	104

Annual Report	March 31, 2009	43

Statements of Assets and Liabilities	March 31, 2009

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$105,795	$123,297	$163,819	$466,535	$134,526	$196,460
Repurchase agreements, at value	105	0	1,090	0	415	3,355
Cash	1	0	0	0	0	131
Deposits with counterparty	0	3	0	0	0	0
Receivable for investments sold	2,200	5,311	260	1,087	1,000	0
Receivable for Fund shares sold	103	113	909	1,055	230	359
Interest and dividends receivable	1,428	1,208	3,585	5,780	1,621	1,371
Variation margin receivable	2	0	0	0	0	539
Swap premiums paid	0	0	0	0	0	23
Unrealized appreciation on swap agreements	0	0	83	0	0	37
Other assets	1	0	0	0	1	0
	109,635	129,932	169,746	474,457	137,793	202,275

Liabilities:
Payable for investments purchased	$0	$1,198	$0	$1,114	$4,176	$130
Payable to counterparty	0	0	0	5	0	5
Payable for Fund shares redeemed	156	145	451	2,668	111	341
Dividends payable	61	23	151	275	57	119
Overdraft due to custodian	0	0	260	208	0	0
Accrued investment advisory fee	20	21	39	84	24	32
Accrued supervisory and administrative fee	22	20	33	98	27	40
Accrued distribution fee	0	0	15	31	0	6
Accrued servicing fee	9	7	19	35	11	27
Variation margin payable	2	0	0	0	0	539
Recoupment payable to Manager	0	3	9	0	0	0
Swap premiums received	95	0	990	3,592	653	1,546
Unrealized depreciation on swap agreements	591	0	3,066	14,129	2,169	5,054
	956	1,417	5,033	22,239	7,228	7,839

Net Assets	$108,679	$128,515	$164,713	$452,218	$130,565	$194,436

Net Assets Consist of:
Paid in capital	$128,738	$128,274	$250,983	$591,147	$138,156	$259,736
Undistributed (overdistributed) net investment income	298	(23)	55	892	(63)	(112)
Accumulated undistributed net realized (loss)	(9,852)	(5)	(19,689)	(57,972)	(1,140)	(45,605)
Net unrealized appreciation (depreciation)	(10,505)	269	(66,636)	(81,849)	(6,388)	(19,583)
	$108,679	$128,515	$164,713	$452,218	$130,565	$194,436

Net Assets:
Class D	$2,958	$4,812	$11,834	$19,516	$23,562	$23,026
Other Classes	105,721	123,703	152,879	432,702	107,003	171,410

Shares Issued and Outstanding:
Class D	339	482	1,749	2,485	2,326	2,808

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$8.72	$9.99	$6.76	$7.85	$10.13	$8.20

Cost of Investments Owned	$115,709	$123,029	$227,472	$534,177	$138,745	$211,027
Cost of Repurchase Agreements Owned	$105	$0	$1,090	$0	$415	$3,355

44	PIMCO Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$6,322	$2,370	$13,565	$28,476	$4,824	$10,327
Dividends	23	4	103	0	0	0
Miscellaneous income	1	0	0	0	0	0
Total Income	6,346	2,374	13,668	28,476	4,824	10,327

Expenses:
Investment advisory fees	298	149	595	1,206	251	495
Supervisory and administrative fees	324	147	545	1,403	288	590
Servicing fees - Class D	6	7	33	95	60	63
Distribution and/or servicing fees - Other Classes	98	49	392	805	71	397
Trustees' fees	0	0	0	1	0	0
Interest expense	0	2	7	11	0	6
Miscellaneous expense	1	4	9	1	0	1
Total Expenses	727	358	1,581	3,522	670	1,552
Reimbursement by Manager	0	0	(69)	0	0	0
Net Expenses	727	358	1,512	3,522	670	1,552

Net Investment Income	5,619	2,016	12,156	24,954	4,154	8,775

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,683)	(3)	(7,250)	(12,136)	480	(2,682)
Net realized gain (loss) on futures contracts, written options and swaps	(1,857)	3	(4,536)	(35,167)	(1,180)	(24,907)
Net change in unrealized appreciation (depreciation) on investments	(8,677)	318	(45,874)	(54,799)	(3,401)	(11,205)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(285)	1	(2,703)	(13,240)	(2,196)	(4,099)
Net Gain (Loss)	(12,502)	319	(60,363)	(115,342)	(6,297)	(42,893)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,883)	$2,335	$(48,207)	$(90,388)	$(2,143)	$(34,118)

Annual Report	March 31, 2009	45

Statements of Changes in Net Assets

	California Intermediate Municipal bond Fund		California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,619	$5,689	$2,016	$477	$12,156	$6,939
Net realized gain (loss)	(3,540)	(1,061)	0	16	(11,786)	(7,642)
Net change in unrealized appreciation (depreciation)	(8,962)	(5,449)	319	(60)	(48,577)	(18,546)
Net increase (decrease) resulting from operations	(6,883)	(821)	2,335	433	(48,207)	(19,249)

Distributions to Shareholders:
From net investment income
Class D	(103)	(80)	(72)	(5)	(810)	(302)
Other Classes	(5,707)	(5,455)	(2,005)	(473)	(11,509)	(6,646)
From net realized capital gains
Class D	0	0	0	0	0	(1)
Other Classes	0	0	(11)	0	0	(25)
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(5,810)	(5,535)	(2,088)	(478)	(12,319)	(6,974)

Fund Share Transactions:
Receipts for shares sold
Class D	2,222	835	4,971	865	26,547	13,266
Other Classes	44,573	60,446	169,197	27,816	157,480	291,114
Issued as reinvestment of distributions
Class D	95	76	72	4	698	289
Other Classes	5,036	4,882	1,857	459	9,506	5,338
Cost of shares redeemed
Class D	(1,091)	(1,202)	(1,114)	(3)	(19,067)	(8,314)
Other Classes	(73,203)	(55,006)	(67,754)	(13,421)	(137,479)	(136,873)
Net increase (decrease) resulting from Fund share transactions	(22,368)	10,031	107,229	15,720	37,685	164,820

Fund Redemption Fee	0	1	0	0	35	26

Total Increase (Decrease) in Net Assets	(35,061)	3,676	107,476	15,675	(22,806)	138,623

Net Assets:
Beginning of year	143,740	140,064	21,039	5,364	187,519	48,896
End of year*	$108,679	$143,740	$128,515	$21,039	$164,713	$187,519

*Including undistributed (overdistributed) net investment income of:	$298	$446	$(23)	$9	$55	$(14)

46	PIMCO Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$24,954	$18,510	$4,154	$2,452	$8,775	$8,914
(47,303)	(1,659)	(700)	(49)	(27,589)	(2,402)
(68,039)	(29,845)	(5,597)	(1,164)	(15,304)	(6,970)
(90,388)	(12,994)	(2,143)	1,239	(34,118)	(458)

(1,767)	(1,832)	(882)	(461)	(908)	(1,016)
(24,002)	(16,836)	(3,494)	(1,981)	(8,329)	(7,896)

0	0	(40)	(25)	0	0
0	0	(159)	(103)	0	0

0	0	0	0	0	0
0	0	0	0	0	0

(25,769)	(18,668)	(4,575)	(2,570)	(9,237)	(8,912)

24,401	13,534	21,295	9,079	4,717	6,428
271,648	312,017	81,802	30,574	226,823	159,892

1,633	1,729	820	451	181	260
20,801	13,961	3,100	1,769	6,711	6,646

(40,728)	(13,618)	(12,350)	(5,475)	(6,987)	(6,985)
(246,053)	(203,354)	(30,516)	(25,235)	(203,350)	(268,906)

31,702	124,269	64,151	11,163	28,095	(102,665)

0	10	0	0	0	1

(84,455)	92,617	57,433	9,832	(15,260)	(112,034)

536,673	444,056	73,132	63,300	209,696	321,730
$452,218	$536,673	$130,565	$73,132	$194,436	$209,696

$892	$681	$(63)	$(17)	$(112)	$(2)

Annual Report	March 31, 2009	47

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class D shares of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and P Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(b), Swap Agreements.

(a) Determination of Net Asset Value The Net Asset Value  (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes

48	PIMCO Funds

March 31, 2009

are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

(g) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the

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Notes to Financial Statements  (Cont.)

inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(b) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(c) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are

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obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(e) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(b) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These

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Notes to Financial Statements  (Cont.)

upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced

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entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter

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Notes to Financial Statements  (Cont.)

derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D		Class P
California Intermediate Municipal Bond Fund	0.225%		0.22%	0.22%	0.30%		0.30%		0.32%
California Short Duration Municipal Income Fund	0.20%		0.15%	N/A	0.30%		0.30%		0.25%
High Yield Municipal Bond Fund	0.30%	(1)	0.25%	N/A	0.30%	(2)	0.30%	(2)	0.35%
Municipal Bond Fund	0.225%		0.24%	0.24%	0.30%		0.30%		0.34%
New York Municipal Bond Fund	0.225%		0.22%	N/A	0.30%		0.30%		N/A
Short Duration Municipal Income Fund	0.20%		0.15%	0.15%	0.30%		0.30%		0.25%

(1)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.01% of the Investment Advisory Fee to 0.29%.
(2)	PIMCO has contractually agreed for the Fund’s current fiscal year to waive 0.05% of the Supervisory and Administrative Fee to 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred,

54	PIMCO Funds

March 31, 2009

subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ Supervisory and Administrative Fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Class A	Class C	Class D	Class P
California Short Duration Municipal Income Fund	0.35%	0.70%	—	0.70%	—
High Yield Municipal Bond Fund	0.55%	0.95%	1.70%	0.95%	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$32
High Yield Municipal Bond Fund	58

Annual Report	March 31, 2009	55

Notes to Financial Statements  (Cont.)

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
California Intermediate Municipal Bond Fund	$920	$19,635
California Short Duration Municipal Income Fund	17,576	0
High Yield Municipal Bond Fund	2,762	10,159
Municipal Bond Fund	34,085	33,917
New York Municipal Bond Fund	13,588	920
Short Duration Municipal Income Fund	844	0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$14,746	$14,301	$78,266	$99,343
California Short Duration Municipal Income Fund	383	0	226,828	123,720
High Yield Municipal Bond Fund	34,409	34,398	274,144	233,692
Municipal Bond Fund	239,663	239,837	319,089	276,904
New York Municipal Bond Fund	62,839	62,918	137,941	67,909
Short Duration Municipal Income Fund	134,709	134,444	248,746	226,576

56	PIMCO Funds

March 31, 2009

10.   SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	244	$2,222	86	$835	500	$4,971	86	$865
Other Classes	4,949	44,573	6,281	60,446	17,001	169,197	2,779	27,816
Issued as reinvestment of distributions
Class D	11	95	8	76	7	72	0	4
Other Classes	557	5,036	505	4,882	186	1,857	46	459
Cost of shares redeemed
Class D	(123)	(1,091)	(124)	(1,202)	(112)	(1,114)	0	(3)
Other Classes	(8,351)	(73,203)	(5,680)	(55,006)	(6,827)	(67,754)	(1,340)	(13,421)
Net increase (decrease) resulting from Fund share transactions	(2,713)	$(22,368)	1,076	$10,031	10,755	$107,229	1,571	$15,720

	High Yield Municipal Bond Fund				Municipal Bond Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	3,195	$26,547	1,331	$13,266	2,723	$24,401	1,344	$13,534
Other Classes	19,182	157,480	29,010	291,114	30,678	271,648	31,203	312,017
Issued as reinvestment of distributions
Class D	90	698	29	289	183	1,633	173	1,729
Other Classes	1,224	9,506	549	5,338	2,392	20,801	1,396	13,961
Cost of shares redeemed
Class D	(2,378)	(19,067)	(840)	(8,314)	(5,015)	(40,728)	(1,355)	(13,618)
Other Classes	(17,731)	(137,479)	(13,910)	(136,873)	(28,876)	(246,053)	(20,310)	(203,354)
Net increase resulting from Fund share transactions	3,582	$37,685	16,169	$164,820	2,085	$31,702	12,451	$124,269

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	2,013	$21,295	844	$9,079	532	$4,717	655	$6,428
Other Classes	7,869	81,802	2,842	30,574	24,404	226,823	16,299	159,892
Issued as reinvestment of distributions
Class D	80	820	42	451	20	181	26	260
Other Classes	302	3,100	165	1,769	747	6,711	677	6,646
Cost of shares redeemed
Class D	(1,208)	(12,350)	(510)	(5,475)	(769)	(6,987)	(712)	(6,985)
Other Classes	(3,018)	(30,516)	(2,351)	(25,235)	(23,204)	(203,350)	(27,316)	(268,906)
Net increase (decrease) resulting from Fund share transactions	6,038	$64,151	1,032	$11,163	1,730	$28,095	(10,371)	$(102,665)

Annual Report	March 31, 2009	57

Notes to Financial Statements  (Cont.)

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain registered investment companies and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

58	PIMCO Funds

March 31, 2009

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
California Intermediate Municipal Bond Fund	$122	$240	$0	$(10,517)	$(61)	$(6,573)	$(3,270)
California Short Duration Municipal Income Fund	0	0	0	269	(23)	(5)	0
High Yield Municipal Bond Fund	0	218	0	(67,160)	(151)	(9,732)	(9,445)
Municipal Bond Fund	0	1,205	0	(82,228)	(275)	(8,435)	(49,196)
New York Municipal Bond Fund	0	0	0	(6,461)	(57)	0	(1,073)
Short Duration Municipal Income Fund	0	0	0	(19,711)	(120)	(16,531)	(28,938)

(1)	Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2011	2012	2013	2014	2015	2016	2017
California Intermediate Municipal Bond Fund	$2	$1,828	$1,547	$1,180	$229	$1,476	$311
California Short Duration Municipal Income Fund	0	0	0	0	0	0	5
High Yield Municipal Bond Fund	0	0	0	0	0	3,645	6,087
Municipal Bond Fund	4,660	419	570	1,180	0	0	1,606
New York Municipal Bond Fund	0	0	0	0	0	0	0
Short Duration Municipal Income Fund	0	2,228	4,137	1,739	0	0	8,427

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
California Intermediate Municipal Bond Fund	$115,814	$1,792	$(11,706)	$(9,914)
California Short Duration Municipal Income Fund	123,029	1,349	(1,081)	268
High Yield Municipal Bond Fund	228,996	425	(64,512)	(64,087)
Municipal Bond Fund	534,177	4,602	(72,244)	(67,642)
New York Municipal Bond Fund	139,160	2,226	(6,445)	(4,219)
Short Duration Municipal Income Fund	214,382	1,892	(16,459)	(14,567)

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Tax-Exempt Income Distributions	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions
California Intermediate Municipal Bond Fund	$5,451	$359	$0	$5,298	$237	$0
California Short Duration Municipal Income Fund	1,963	125	0	431	47	0
High Yield Municipal Bond Fund	11,840	479	0	6,650	324	0
Municipal Bond Fund	22,395	3,374	0	17,499	1,169	0
New York Municipal Bond Fund	3,936	617	22	2,085	446	39
Short Duration Municipal Income Fund	7,957	1,280	0	8,318	594	0

(6)	Includes short-term capital gains, if any, distributed.

Annual Report	March 31, 2009	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class D Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Short Duration Municipal Income Fund, High Yield Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, six of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

60	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

Annual Report	March 31, 2009	61

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
California Intermediate Municipal Bond Fund	0.40%	0.40%	$0	$0
California Short Duration Municipal Income Fund	0.22%	0.22%	0	12
High Yield Municipal Bond Fund	0.84%	0.43%	0	0
Municipal Bond Fund	0.00%	0.00%	0	0
New York Municipal Bond Fund	0.00%	0.00%	0	176
Short Duration Municipal Income Fund	0.00%	0.00%	0	0

Exempt Interest Dividends.  For the benefit of shareholders of the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income Funds, this is to inform you that for the fiscal year ended March 31, 2009, 97.21%, 94.95%, 90.07%, 90.11%, 90.07%, and 87.49%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. For the year ended March 31, 2008, 92.14%, 90.18%, 94.38%, 88.90%%, 85.10%, and 91.77% respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

62	PIMCO Funds

Management of the Trust	(Unaudited)

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2009	63

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President - Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

64	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2009	65

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors, the asset management subsidiary of Allianz SE, has more than $1 trillion under management for our clients worldwide.1 Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management[2]	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

1 Allianz Global Investors AG assets under management as of 12/31/08.

2 Cadence Capital Management is an independently owned investment firm.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2009. For information about any product, contact your financial advisor.

AZ022AR_24860

PIMCO Funds

Annual Report

MARCH 31, 2009

Share Class

CORE BOND

PIMCO Total Return Fund

SHORT-DURATION BOND

PIMCO Short-Term Fund

PIMCO Low Duration Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO High Yield Fund

INTERNATIONAL BOND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Advantage Strategy Bond Fund

REAL RETURN STRATEGY

PIMCO Real Return Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO Global Multi-Asset Fund

ABSOLUTE RETURN

PIMCO Unconstrained Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		20
Financial Highlights		126
Statements of Assets and Liabilities		130
Statements of Operations		132
Statements of Changes in Net Assets		134
Statements of Cash Flows		137
Notes to Financial Statements		138
Report of Independent Registered Public Accounting Firm		156
Glossary		157
Federal Income Tax Information		158
Management of the Trust		159
Privacy Policy		161
Approval of Investment Advisory Contract and Supervision and Administration Agreement		162

FUND	Fund Summary	Schedule of Investments

All Asset Fund	8	22
Foreign Bond Fund (U.S. Dollar-Hedged)	9	23
Global Advantage Strategy Bond Fund	10	37
Global Multi-Asset Fund	11	41
High Yield Fund	12	45
Income Fund	13	56
Low Duration Fund	14	64
Real Return Fund	15	74
Short-Term Fund	16	86
StocksPLUS® Fund	17	95
Total Return Fund	18	102	*
Unconstrained Bond Fund	19	119

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (866)744-2606 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Annual Report	March 31, 2009	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

The serial instability in the financial markets poses consequential and fundamental challenges for investors. The PIMCO mindset—what some might call constructive investment paranoia—is a critical and constant resource and thought discipline in helping us address this difficult market environment for all our clients. This mindset compels us to continuously improve our design of well-engineered investment solutions and strategies, our business model, and our client service. Now, our most important responsibility is to navigate the unexpectedly rough journey to a “new normal,” while remaining focused on how best to protect and preserve investments during these notably challenging times.

Highlights of the financial markets during the twelve-month reporting period include:

•

Central Banks around the globe responded to the deepening global financial crisis by reducing their key-lending rates and adding substantial liquidity to shore up money markets. The Federal Reserve established a target range for the Federal Funds Rate of 0.00% to 0.25%; the European Central Bank reduced its overnight rate to 1.50%, with a further reduction to 1.00% outside of the reporting period; the Bank of England reduced its key-lending rate to 0.50%; and the Bank of Japan reduced its lending rate to 0.10%.

•

Government bonds of developed economies generally underperformed U.S. Treasuries as the significant systemic deleveraging of financial balance sheets led to a “flight-to-quality” by investors, driving short-term U.S. Treasury yields towards zero, and at times below zero. In March 2009, however, the potential for significant new issuance of U.S. Treasuries to support the U.S. Government’s fiscal stimulus and bank bail-out plans created anxiety about prices of U.S. Treasuries. This was especially true on the long-end of the yield curve, causing yields to increase. The yield on the ten-year U.S. Treasury decreased 0.75% to end the period at 2.66%. The Barclays Capital U.S. Aggregate Index (formerly named the Lehman Brothers U.S. Aggregate Index), a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 3.13% for the period.

•

Agency mortgage-backed securities (“MBS”) outperformed U.S. Treasuries despite significant spread volatility in response to the ongoing credit and liquidity crisis. The Federal Reserve’s Agency MBS Purchase Program helped cause spreads to tighten towards the end of the reporting period, mitigating somewhat the poor performance from earlier in the fiscal year. Non-Agency mortgages (not backed by a U.S. Government guarantee) lagged U.S. Treasuries as concerns over liquidity and deteriorating collateral value drove this sector to underperform. Consumer asset-backed securities (“ABS”), such as credit card, student loan and auto loan ABS, substantially underperformed like-duration U.S. Treasuries as unprecedented liquidity and default pressures forced the repricing of many of these securities downward, particularly in the latter part of the period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04%, as represented by the Barclays Capital U.S. TIPS Index (formerly named the Lehman Brothers U.S. TIPS Index), amid the same global deleveraging event that has impacted almost all asset classes. U.S. TIPS lagged their nominal U.S. Treasury counterparts as inflation pressures eased, and investors generally preferred the better liquidity of nominal U.S. Treasuries. Commodities, as measured by the Dow Jones-AIG Commodity Index Total Return, declined 44.99% for the period. Expectations for considerably lower global commodity demand than previously embedded into prices due to the rapid economic slowdown, led to the downward repricing of most commodity markets.

4	PIMCO Funds

•

Across the industry spectrum, corporate bonds dramatically underperformed like-duration U.S. Treasuries. Credit risk premiums rose significantly, reaching record high levels in both the investment-grade and high-yield markets, as strong concerns surrounding forecasts of rapidly decreasing corporate revenues, substantially increased bond default rates, and likely lower recovery values pressured overall sector bond valuations. Financial and banking issuers lagged like-duration U.S. Treasuries by a wide margin. Amid the flight-to-quality and revisions in business prospects downward, securities positioned on the lower-end of the capital structure and quality tiers came under the most pressure. Bank issuers benefited from an aggressive government policy response intended to revitalize lending. However, government action was unable to prevent spreads on bank bonds from widening further during the period.

•

Municipal bonds underperformed U.S. Treasuries as investors also reduced risk due to the financial crisis. The municipal market became extremely dislocated as a result of several factors, including municipal bond insurer downgrades, major broker/dealers either leaving the municipal bond market or reducing their own risk, the disappearance of longer-duration municipal investors, and an overall exodus from risk sectors. In the first quarter of 2009, however, the municipal bond sector experienced a rebound in performance as investors took advantage of attractive yields. The Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index) returned 2.27% for the period.

•

Emerging market (“EM”) bonds lagged U.S. Treasuries amid heightened risk aversion and a move by the market to prefer U.S. dollar-based securities. Most local currency-denominated EM bonds posted losses in U.S. dollar terms.

•

Equities worldwide experienced significantly elevated volatility and generally trended down over the reporting period. U.S. equities, as measured by the S&P 500 Index, declined 38.09%. International equities, as measured by the MCSI World Net Dividend Index (in USD) declined 42.58% over the one-year period.

On the following pages of this PIMCO Funds Annual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently and intensely to stay on the forefront of risk in this demanding investment environment. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

May 15, 2009

Past performanceis no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, real estate risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund invests in a portfolio of mutual funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. For each Fund, the oldest share class is the Institutional share class with the exception of Real Return Fund and Income Fund (Class A Shares). The R Shares for each Fund were first offered in (12/02) except All Asset Fund, which was first offered in (1/06), Income Fund, which was first offered in (3/07), Unconstrained Bond Fund, which was first offered in (7/08), Global Multi-Asset, which was first offered (1/09), and Global Advantage Strategy Bond Fund, which was first offered (2/09). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R Share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

6	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from October 1, 2008 to March 31, 2009, with the exception of the Global Multi-Asset Fund, which is from October 29, 2008 (the date the Fund commenced operations) and Global Advantage Strategy Bond Fund, which is from February 5, 2009 (the date the Fund commenced operations) to March 31, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2009	7

PIMCO All Asset Fund

Class R:	PATRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund, PIMCO RealRetirement™ 2010 Fund, PIMCO RealRetirement™ 2020 Fund, PIMCO RealRetirement™ 2030 Fund, PIMCO RealRetirement™ 2040 Fund, and PIMCO RealRetirement™ 2050 Fund).

•	A modest allocation to the PIMCO Long Duration Total Return Fund benefited performance as the Fund outperformed the Barclays Capital U.S. TIPS 1-10 Year Index (the “benchmark”) during the period.

•

Significant allocations to long maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Real Return Asset Fund, detracted from performance versus the benchmark as longer maturity U.S. TIPS underperformed the shorter maturity U.S. TIPS in the benchmark.

•

Exposure to emerging market currencies and locally issued emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, detracted from performance as both Funds underperformed the benchmark.

•

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUS™ TR Fund and the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined more than the benchmark.

•	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the benchmark.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the benchmark.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class R	-18.60%	0.27%	4.88%
Barclays Capital U.S. TIPS: 1-10 Year Index	-2.26%	4.11%	5.65%
Consumer Price Index + 500 Basis Points	4.71%	7.80%	7.76%
Lipper Flexible Portfolio Funds Average	-23.92%	-0.30%	3.56%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.875%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

PIMCO Funds Allocation‡

Real Return Asset Fund	20.6%
Investment Grade Corporate Bond Fund	10.6%
Emerging Local Bond Fund	9.1%
High Yield Fund	7.7%
Convertible Fund	6.9%
Developing Local Markets Fund	6.4%
CommodityRealReturn Strategy Fund®	5.1%
Other	33.6%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$890.19	$1,019.45
Expenses Paid During Period†	$5.18	$5.54

† Expenses are equal to the net annualized expense ratio of 1.11% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the underlying Funds, which based upon allocation of the Fund’s assets among the underlying Funds are indirectly borne by the shareholders of the Fund. The underlying Fund expenses attributable to management fees are currently capped at 0.64% of the total assets invested in underlying Funds. The annualized expense ratio of 1.11% for Class R reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Class R:	PFRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Overweight duration in the U.S., the U.K. and the Eurozone, especially during the period from November through March, benefited performance as yields decreased. A curve-steepening bias, especially from September to January in the U.S., the U.K. and the Eurozone, contributed to returns as the yield curves in these regions steepened during the period.

•	Holdings of corporate bonds, especially those of select financial companies, detracted from performance as spreads on these bonds widened during the period.

•	A position in Japanese inflation-linked bonds detracted from returns as they underperformed nominal Japanese government bonds.

•	An underweight to the British pound, especially from July to December, benefited performance as the British pound depreciated relative to the U.S. dollar.

•

Positions in both Agency and non-Agency mortgage-backed securities, as well as positions in asset-backed securities, especially during the period from July to December, detracted from performance as prices for these securities were marked down during the period.

•	Exposure to short-dated interest rate swaps, especially in Europe and the U.K., detracted from performance as front-end swap spreads widened versus their respective government bonds.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	-5.01%	2.32%	3.95%	6.34%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	5.74%	5.04%	5.21%	7.09%	*
Lipper International Income Funds Average	-9.54%	2.83%	4.81%	5.79%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.57%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

United States	50.6%
Japan	15.9%
United Kingdom	10.2%
Germany	7.1%
Short-Term Instruments	3.6%
Other	12.6%
‡	% of Total Investments as of 03/31/09

	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,006.45	$1,018.50
Expenses Paid During Period†	$6.45	$6.49

† Expenses are equal to the net annualized expense ratio of 1.29% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	9

PIMCO Global Advantage Strategy Bond Fund

Class R:	PSBRX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management by investing under normal circumstances at least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund was launched on February 5, 2009.

Cumulative Total Return for the period ended March 31, 2009
	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Class R	0.88%
Barclays Capital U.S. Aggregate Index	1.12%
PIMCO Global Advantage Bond Index	0.99%
Lipper Global Income Funds Average	-0.36%	*

All Fund returns are net of fees and expenses.

* Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.45%. Expense ratio information is as of the Fund’s current prospectus dated 12/22/08, as supplemented to date.

Allocation Breakdown‡
United States	57.2%
France	6.4%
Short-Term Instruments	6.2%
Netherlands	4.8%
Mexico	4.3%
Other	21.1%

‡ % of Total Investments as of 03/31/09

A line Graph is not included since the Fund has less than six months of audited financial statements.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (02/05/09)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,008.85	$1,018.20
Expenses Paid During Period†	$2.01	$6.79

† Expenses are equal to the net annualized expense ratio of 1.35% for Class D, multiplied by the average account value over the period, multiplied by 55/182 (to reflect the period since the Fund commenced operations on 02/05/09). The annualized expense ratio of 1.35% for Class D reflects net annualized expenses after application of an expense waiver of 10.04%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Global Multi-Asset Fund

Class R:	PGMRX

Portfolio Insights

•

The Fund seeks total return which exceeds that of a blend of 60% MSCI World index/40% Barclays Capital U.S. Aggregate Index, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the 1940 Act, fixed income instruments, equity securities, forwards and derivatives.

•	The Fund was launched on October 29, 2008.

•	The Fund’s “primary benchmark”, MSCI World Index, produced negative total returns, as the global equity markets declined over the period since the Fund’s inception.

•	An overweight to duration from October 2008 through March 2009 benefited performance as the ten-year U.S. Treasury yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities (“MBS”) from October 2008 through March 2009 benefited performance as Agency MBS spreads tightened during the period.

•	Exposure to U.S. corporate bonds from October 2008 through March 2009 benefited performance as spreads over U.S. Treasuries narrowed during the period.

•	Exposure to U.S. large cap equities from November 2008 through March 2009, primarily through the PIMCO StocksPLUS® Fund, detracted from performance as the Fund underperformed the primary benchmark.

•	Commodities exposure from November 2008 through March 2009, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Fund underperformed the primary benchmark.

•	An allocation to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance as the Fund underperformed the primary benchmark.

Cumulative Total Return for the period ended March 31, 2009
	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Class R	-4.03%
MSCI World Net Dividend Index (in USD)	-14.98%	*
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	-6.36%	*
Lipper Global Flexible Portfolio Funds Average	-7.34%	*

All Fund returns are net of fees and expenses.

* Cumulative total return since 10/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 2.49%. Expense ratio information is as of the Fund’s current prospectus dated 09/15/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	26.3%
Short-Term Floating NAV Portfolio	21.9%
Corporate Bonds & Notes	20.0%
CommodityRealReturn Strategy Fund®	7.3%
Total Return Fund	5.0%
Other	19.5%
‡	% of Total Investments as of 03/31/09

	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/29/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$959.74	$1,018.10
Expenses Paid During Period†	$5.63	$6.89

† Expenses are equal to the net annualized expense ratio of 1.37% for Class R, multiplied by the average account value over the period, multiplied by 154/182 (to reflect the period since the Fund commenced operations on 10/29/08). The annualized expense ratio of 1.37% for Class R reflects net annualized expenses after application of an expense waiver of 0.60%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	11

PIMCO High Yield Fund

Class R:	PHYRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	An overweight to the finance sector and an emphasis on high-grade issuers within this sector significantly detracted from performance as the finance sector underperformed over the period.

•	An underweight to the environmental sector detracted from returns as this industry category, which was among the top performing in the high-yield market, was resilient over the period.

•	As the deterioration of fundamentals accelerated late in the period for the publishing sector, an overweight to these credits detracted from relative performance.

•

While an overweight to auto-related bonds detracted from performance as the sector came under considerable pressure, an emphasis on auto captive finance bonds, where performance was strongest and outperformed the overall market, was a positive for security selection.

•	An overweight to the healthcare sector, which benefited as investors sought out defensive sectors over the highly volatile period, was a strong positive for performance.

•	An underweight to the gaming sector, which came under significant pressure and underperformed the market by a wide margin, benefited returns relative to the Fund’s benchmark index.

•	Tactical exposure to investment-grade bonds, which outperformed the high-yield market by over 15.00% over the period, benefited performance.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Class R	-22.53%	-0.91%	1.96%	5.36%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	-16.64%	0.41%	2.88%	5.61%	*
Lipper High Current Yield Funds Average	-20.73%	-1.37%	1.10%	3.93%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.16%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	62.8%
U.S. Government Agencies	6.0%
PIMCO Funds	5.6%
Bank Loan Obligations	5.3%
Short-Term Instruments	5.0%
Other	15.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$870.09	$1,019.15
Expenses Paid During Period†	$5.41	$5.84

† Expenses are equal to the net annualized expense ratio of 1.16% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Income Fund

Class R:	PONRX

Portfolio Insights

•

The Fund seeks to maximize current income with long-term capital appreciation as a secondary objective by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s below-index duration for the majority of the period detracted from performance as U.S. Treasury yields moved lower across the yield curve.

•	Exposure to high-yield securities detracted from performance as this sector significantly underperformed U.S. Treasuries for the period.

•

Exposure to Agency fixed rate mortgage-backed securities benefited performance as they outperformed for the period, while exposure to commercial mortgage-backed securities later in the period detracted from performance.

•	Positions in investment-grade credit detracted from performance as this sector underperformed for the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	Fund Inception (03/30/07)
PIMCO Income Fund Class R	-8.38%	-2.19%
Barclays Capital U.S. Aggregate Index	3.13%	5.37%	*
Lipper Multi-Sector Income Funds Average	-13.39%	-6.39%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 2.93%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	65.0%
Corporate Bonds & Notes	12.0%
Mortgage-Backed Securities	9.2%
Short-Term Instruments	8.4%
Asset-Backed Securities	4.0%
Other	1.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$956.87	$1,016.11
Expenses Paid During Period†	$8.64	$8.90

† Expenses are equal to the net annualized expense ratio of 1.72% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.72% for Class R reflects net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	13

PIMCO Low Duration Fund

Class R:	PLDRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Exposure to the high-yield and corporate sectors detracted from performance as each sector underperformed U.S. Treasuries.

•	A small exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries.

•	Above-index duration benefited performance as the ten-year U.S. Treasury yield declined over the period.

•	The Fund’s emphasis at the shorter end of the yield curve added to returns as the yield curve steepened over the period.

•

Holdings of Agency mortgage-backed securities (“MBS”) benefited performance as these high-quality assets outperformed the MBS market overall. However, exposure to non-Agency MBS more than offset this gain, which was a significant detractor from performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Class R	-3.49%	1.84%	3.48%	5.57%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.61%	3.87%	4.66%	6.03%	*
Lipper Short Investment Grade Debt Funds Average	-4.99%	0.75%	3.22%	5.03%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.10%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	46.4%
Corporate Bonds & Notes	29.5%
Mortgage-Backed Securities	9.0%
Asset-Backed Securities	5.8%
Short-Term Instruments	1.5%
Other	7.8%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,009.54	$1,019.15
Expenses Paid During Period†	$5.81	$5.84

† Expenses are equal to the net annualized expense ratio of 1.16% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Real Return Fund

Class R:	PRRRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.04% as measured by the Fund’s benchmark index, the Barclays Capital U.S. TIPS Index.

•	Exposure to U.S. corporate bonds in the finance sector significantly detracted from performance as spreads over U.S. Treasuries increased.

•	An overweight to U.S. TIPS duration from October 2008 through March 2009 benefited performance as the ten-year U.S. TIPS real yield declined during the period.

•	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened.

•	A U.K. yield curve-steepening bias benefited performance as the two-year U.K. Gilt yield declined more than the 30-year yield.

•	An emphasis on inflation-linked bonds (“ILBs”) in Japan detracted from performance as the ten-year real yield rose.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Class R	-6.56%	2.70%	6.57%	6.18%
Barclays Capital U.S. TIPS Index	-2.04%	4.15%	7.32%	6.56%	*
Lipper Treasury Inflation Protected Securities Funds Average	-4.76%	3.28%	5.94%	5.70%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	53.4%
U.S. Government Agencies	22.0%
Corporate Bonds & Notes	14.3%
Asset-Backed Securities	2.7%
Short-Term Instruments	1.8%
Other	5.8%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,003.36	$1,016.60
Expenses Paid During Period†	$8.34	$8.40

† Expenses are equal to the net annualized expense ratio of 1.67% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	15

PIMCO Short-Term Fund

Class R:	PTSRX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark U.S. duration benefited returns as interest rates declined across the yield curve.

•

A curve-steepening bias benefited performance as the yield curve steepened over the period. This gain was partially offset by duration hedging in the long end of the yield curve as long-maturity swap and U.S. Treasury rates moved lower over the period.

•

Positions in Agency mortgage pass-through securities benefited performance as they outperformed U.S. Treasuries, while exposure to corporate financial securities detracted from performance as they significantly underperformed over the period.

•	Exposure to the investment-grade credit sector detracted from performance as the sector underperformed the benchmark over the period.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Class R	0.41%	2.23%	3.08%	4.63%
Citigroup 3-Month Treasury Bill Index	1.13%	3.06%	3.19%	4.44%	*
Lipper Ultra-Short Obligations Funds Average	-4.47%	0.80%	2.72%	4.95%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.06%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	58.7%
Corporate Bonds & Notes	19.9%
Short-Term Instruments	5.9%
Mortgage-Backed Securities	5.5%
PIMCO Funds	4.5%
Other	5.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,004.47	$1,019.40
Expenses Paid During Period†	$5.55	$5.59

† Expenses are equal to the net annualized expense ratio of 1.11% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO StocksPLUS® Fund

Class R:	PSPRX

Portfolio Insights

•	The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed income instruments.

•	The Fund’s equity futures exposure to the S&P 500 Index detracted from absolute performance as the S&P 500 Index declined 38.09% for the period.

•	Positive duration benefited price returns as yields fell across the U.S. dollar swap curve.

•	Curve-steepening strategies detracted from performance as the U.S. dollar swap curve flattened over the period.

•	Exposure to Agency mortgage-backed securities (“MBS”) overall added to returns as Agency MBS outperformed like-duration U.S. Treasuries.

•	Allocations to corporate securities were a significant detractor from performance as the corporate sector experienced substantial negative price returns over the period.

•	Holdings in non-Agency MBS detracted from performance as a majority of these securities experienced negative price returns over the period.

•	A yield advantage over LIBOR provided incremental income to the Fund, which benefited performance.

Average Annual Total Return for the period ended March 31, 2009
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Class R	-46.69%	-8.57%	-4.78%	4.56%
S&P 500 Index	-38.09%	-4.76%	-3.00%	5.82%	*
Lipper Large-Cap Core Funds Average	-37.34%	-4.94%	-2.94%	5.07%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.28%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	48.1%
Corporate Bonds & Notes	20.7%
Short-Term Instruments	6.8%
Mortgage-Backed Securities	6.5%
PIMCO Funds	5.6%
Other	12.3%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$653.50	$1,014.41
Expenses Paid During Period†	$8.70	$10.60

† Expenses are equal to the net annualized expense ratio of 2.11% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	17

PIMCO Total Return Fund

Class R:	PTRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A curve-steepening bias in the U.S. and the U.K. benefited performance as both yield curves steepened over the period.

•	An overweight to Agency mortgage-backed securities benefited returns as this sector outperformed like-duration U.S. Treasuries.

•

A focus on financials significantly detracted from returns as the financials sub-sector underperformed the overall investment grade corporate sector. However, an underweight to corporate securities was slightly positive for performance as this sector underperformed like-duration U.S. Treasuries as credit premiums increased.

•	A modest allocation to high yield corporate bonds detracted from performance as spreads over U.S. Treasuries widened.

•	Exposure to emerging market bonds detracted from returns as the sector trailed like-duration U.S. Treasuries as spreads widened.

•

Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies during the first half of the period, benefited returns as these currencies appreciated relative to the U.S. dollar.

Average Annual Total Return for the period ended March 31, 2009

	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Class R	2.23%	4.17%	5.68%	7.39%
Barclays Capital U.S. Aggregate Index	3.13%	4.13%	5.70%	7.32%	*
Lipper Intermediate Investment Grade Debt Funds Average	-4.82%	1.27%	3.78%	6.31%	*

All Fund returns are net of fees and expenses.

* Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.21%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	66.9%
Corporate Bonds & Notes	18.7%
U.S. Treasury Obligations	3.1%
Mortgage-Backed Securities	2.5%
Short-Term Instruments	1.4%
Other	7.4%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,061.67	$1,018.10
Expenses Paid During Period†	$7.04	$6.89

† Expenses are equal to the net annualized expense ratio of 1.37% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Unconstrained Bond Fund

Class R:	PUBRX

Portfolio Insights

•

The Fund seeks maximum long-term return consistent with preservation of capital and prudent investment management by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A duration overweight added to performance as the ten-year U.S. Treasury yield was volatile during the period.

•	An emphasis on shorter maturities in the U.S. and the U.K. benefited performance as short-term yields, as referenced by two-year U.S. Treasury and two-year U.K. Gilt yields, fell significantly.

•	An emphasis on mortgage-backed securities added to returns as this sector outperformed like-duration U.S. Treasuries.

•	Exposure to corporate securities significantly detracted from performance as spreads widened over the period.

Cumulative Total Return for the period ended March 31, 2009

Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Class R	2.90%
3 Month LIBOR Index	1.82%
Lipper General Bond Funds Average	-6.03%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Until 05/01/09, a redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund will no longer impose a redemption fee. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.55%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/08, as supplemented to date.

Cumulative Returns Through March 31, 2009

Allocation Breakdown‡

U.S. Government Agencies	52.9%
Corporate Bonds & Notes	17.1%
PIMCO Funds	13.4%
U.S. Treasury Obligations	10.7%
Short-Term Instruments	1.4%
Other	4.5%
‡	% of Total Investments as of 03/31/09

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/08)	$1,000.00	$1,000.00
Ending Account Value (03/31/09)	$1,033.50	$1,017.15
Expenses Paid During Period†	$7.91	$7.85

† Expenses are equal to the net annualized expense ratio of 1.56% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.56% for Class R reflects net annualized expenses after application of an expense waiver of 0.02%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2009	19

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged market-weighted index that consists of over 1,200 securities traded in 22 of the world’s most developed countries. Securities are listed on exchanges in the US, Europe, Canada, Australia, New Zealand, and the Far East. The index is calculated separately; without dividends, with gross dividends reinvested and estimated tax withheld, and with gross dividends reinvested, in both U.S. Dollars and local currency. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS: 1-10 Year Index	Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

20	PIMCO Funds

Index	Description

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Dow Jones-AIG Commodity Index Total Return	Dow Jones-AIG Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in an unmanaged index.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

MSCI World Net Dividend Index (in USD)	MSCI World Net Dividend Index (in USD). MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI)	PIMCO Global Advantage Bond Index (GLADI) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2009	21

Schedule of Investments All Asset Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 100.2%

CommodityReal Return Strategy Fund®	91,800,615	$574,672

Convertible Fund	93,986,860	781,031

Developing Local Markets Fund	89,513,668	722,375

Diversified Income Fund	43,445,176	369,719

EM Fundamental IndexPLUS™ TR Strategy Fund	13,030,794	134,738

Emerging Local Bond Fund	132,421,397	1,028,914

Emerging Markets Bond Fund	64,615,881	552,466

Floating Income Fund	56,330,142	394,311

Foreign Bond Fund (Unhedged)	784,384	6,291

Fundamental Advantage Total Return Strategy Fund	32,704,928	143,248

Fundamental IndexPLUS™ Fund	3,536,235	15,772

	SHARES	VALUE (000S)

Fundamental IndexPLUS™ TR Fund	79,224,668	$381,863

Global Bond Fund (Unhedged)	892,802	7,250

High Yield Fund	132,315,899	867,992

Income Fund	24,080,809	205,650

International StocksPLUS® TR Strategy Fund (Unhedged)	5,614,916	25,829

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	29,458,692	190,303

Investment Grade Corporate Bond Fund	123,674,966	1,194,700

Long Duration Total Return Fund	36,752,835	372,674

Long-Term U.S. Government Fund	530,862	6,147

Low Duration Fund	588,111	5,469

	SHARES	VALUE (000S)

Real Return Asset Fund	226,678,451	$2,325,721

Real Return Fund	994,188	9,942

RealEstateReal Return Strategy Fund	53,639,014	111,569

Short-Term Fund	627,823	5,895

Small Cap StocksPLUS® TR Fund	60,156,992	338,684

StocksPLUS® Fund	1,396,556	6,899

StocksPLUS® Total Return Fund	5,910,377	28,606

Total Return Fund	48,456,987	490,869

Total PIMCO Funds (Cost $13,187,877)		11,299,599

Total Investments 100.2% (Cost $13,187,877)		$11,299,599

Other Assets and Liabilities (Net) (0.2%)		(26,770)

Net Assets 100.0%		$11,272,829

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$11,299,599	$0	$0	$11,299,599
Other Financial Instruments ++	0	0	0	0

Total	$11,299,599	$0	$0	$11,299,599

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

22	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.0%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$3,508

Commonwealth Bank of Australia
2.400% due 01/12/2012		$4,000	3,994
4.500% due 02/20/2014	AUD	18,900	13,046

Medallion Trust
1.379% due 05/25/2035		$2,471	2,156

National Australia Bank Ltd.
1.462% due 06/29/2016		5,600	4,603
1.489% due 06/19/2017		500	399

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,452

Puma Finance Ltd.
1.321% due 02/21/2038		$4,051	3,655
3.272% due 08/22/2037	AUD	4,468	2,887
3.510% due 07/12/2036		1,997	1,313

Seven Media Group
5.365% due 02/07/2013		6,286	2,164
6.267% due 02/07/2013		1,505	518

Superannuation Members Home Loans Global Fund
1.424% due 03/09/2036		$6,692	5,828

Swan Trust
1.302% due 05/12/2037		326	304

Torrens Trust
3.587% due 10/19/2038	AUD	11,046	6,984

Total Australia (Cost $63,591)			53,811

BERMUDA 0.4%

Merna Reinsurance Ltd.
1.870% due 07/07/2010		$10,700	9,839

Total Bermuda (Cost $9,870)			9,839

CANADA 3.7%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	4,668

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	14,379

Canada Government Bond
5.750% due 06/01/2029		3,800	3,921
8.000% due 06/01/2023		11,500	13,907

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,281

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	5,031

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,250

Province of Ontario Canada
4.700% due 06/02/2037		13,000	10,149
5.600% due 06/02/2035		8,600	7,486
6.200% due 06/02/2031		2,200	2,029

Province of Quebec Canada
5.000% due 12/01/2038		12,100	9,533
5.750% due 12/01/2036		8,800	7,613

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	3,900	5,276

Total Canada (Cost $104,137)			98,523

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CAYMAN ISLANDS 1.3%

Foundation Re II Ltd.
7.988% due 11/26/2010		$1,650	$1,582

Green Valley Ltd.
6.329% due 01/10/2011	EUR	2,400	3,057

Longpoint Re Ltd.
6.570% due 05/08/2010		$2,900	2,817

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		4,300	3,458

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	7,178

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	2,329

Residential Reinsurance 2007 Ltd.
7.261% due 06/07/2010		$400	382
9.011% due 06/07/2010		6,300	6,068

SHL Corp. Ltd.
1.313% due 12/25/2024	JPY	362	4

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$4,400	2,714
6.164% due 01/29/2049	GBP	1,412	770

Vita Capital III Ltd.
2.525% due 01/01/2011		$4,000	3,732

Total Cayman Islands (Cost $43,082)			34,091

DENMARK 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,275	234

Realkredit Danmark A/S
5.000% due 10/01/2038		14,997	2,528

Total Denmark (Cost $2,713)			2,762

FRANCE 2.0%

AUTO Asset-Backed Securities
1.977% due 02/25/2019	EUR	300	362

AXA S.A.
3.750% due 01/01/2017		430	1,038

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,500	2,202

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,095

Credit Agricole S.A.
6.637% due 05/29/2049		$6,400	1,925

France Government Bond
4.750% due 04/25/2035	EUR	11,600	16,772
5.750% due 10/25/2032		11,100	18,032

Societe Generale
5.922% due 04/29/2049		$700	322
7.756% due 05/22/2049	EUR	1,000	678

Vivendi
5.750% due 04/04/2013		$7,000	6,551

Total France (Cost $65,911)			54,977

GERMANY 9.7%

Deutsche Bank AG
4.875% due 05/20/2013		$6,100	5,991

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Driver One GmbH
1.290% due 10/21/2015	EUR	100	$124

Republic of Germany
4.000% due 01/04/2037		8,300	11,164
4.750% due 07/04/2034		9,000	13,255
5.500% due 01/04/2031		33,550	53,489
5.625% due 01/04/2028		24,870	39,798
6.250% due 01/04/2030		20,712	35,702
6.500% due 07/04/2027		56,860	99,605

Total Germany (Cost $242,852)			259,128

IRELAND 0.6%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,000	2,643

Cars Alliance Funding PLC
2.917% due 10/08/2023		300	343

Celtic Residential Irish Mortgage Securitisation
1.520% due 06/13/2035		1,167	1,279

DECO Series
2.369% due 10/27/2019		50	49

Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	2,324

German Residential Asset Note Distributor PLC
2.693% due 07/20/2016	EUR	1,499	1,494

Immeo Residential Finance PLC
1.810% due 12/15/2016		4,277	3,955

Osiris Capital PLC
6.094% due 01/15/2010		$1,000	981

SC Germany Auto
1.431% due 08/11/2015	EUR	2,686	3,432
1.528% due 07/10/2019		500	594

Total Ireland (Cost $19,746)			17,094

ITALY 0.3%

IntesaBci Sec 2 SRL
2.115% due 08/28/2023	EUR	3,416	4,339

Locat Securitisation Vehicle SRL
1.847% due 12/12/2028		100	121

Siena Mortgages SpA
1.880% due 12/16/2038		653	819

Vela Home SRL
2.534% due 10/24/2027		1,534	1,987

Total Italy (Cost $7,993)			7,266

JAPAN 21.6%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	357

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,609

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	1,088,280	9,521
1.000% due 06/10/2016		3,492,620	30,486
1.100% due 12/10/2016		6,088,720	53,239
1.200% due 03/10/2017		50,300	439
1.200% due 06/10/2017		10,203,670	88,386
1.200% due 12/10/2017		10,547,340	91,045
1.400% due 06/10/2018		777,660	6,782

Japan Government International Bond
1.500% due 12/20/2017		8,910,000	92,506
1.500% due 09/20/2018		2,150,000	22,162

See Accompanying Notes	Annual Report	March 31, 2009	23

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.800% due 06/20/2017	JPY	4,680,000	$49,818
2.300% due 06/20/2035		5,250,000	55,417
2.400% due 03/20/2034		2,470,000	26,583
2.500% due 09/20/2035		1,730,000	19,004
2.500% due 09/20/2036		1,690,000	18,535
2.500% due 09/20/2037		250,000	2,760

Resona Bank Ltd.
5.850% due 09/29/2049		$9,600	4,902

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,300	825

Total Japan (Cost $589,312)			580,376

JERSEY, CHANNEL ISLANDS 0.2%

Arran Master Trust
1.370% due 12/15/2012		$400	365

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	2,000	598

Lloyds TSB Capital
7.375% due 12/29/2049		500	249

WPP PLC
6.000% due 04/04/2017	GBP	4,075	4,555

Total Jersey, Channel Islands (Cost $6,454)			5,767

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,454

Total Liberia (Cost $1,735)			1,454

LUXEMBOURG 0.5%

Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,166

Silver Arrow S.A.
1.341% due 08/15/2014	EUR	165	217

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$13,000	9,854

Total Luxembourg (Cost $17,745)			14,237

NETHERLANDS 1.0%

Atomium Mortgage Finance BV
1.753% due 07/01/2034	EUR	327	434

Delphinus BV
1.680% due 09/25/2096		400	495

Deutsche Telekom International Finance BV
6.750% due 08/20/2018		$12,500	12,578

Dutch Mortgage-Backed Securities BV
2.341% due 11/02/2035		44	58
3.048% due 07/02/2037		222	274
3.208% due 10/02/2079		2,405	3,039

Dutch Mortgage Portfolio Loans BV
2.150% due 11/20/2035	EUR	803	973

Holland Euro-Denominated Mortgage-Backed Series
2.780% due 04/18/2012		158	209

ING Bank NV
3.900% due 03/19/2014		$9,500	9,579

Saecure BV
2.017% due 05/25/2036	EUR	176	222

Total Netherlands (Cost $27,752)			27,861

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW ZEALAND 0.5%

ANZ National International Ltd.
6.200% due 07/19/2013		$11,600	$11,201

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,652

Total New Zealand (Cost $12,830)			12,853

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,261

Total Norway (Cost $4,770)			4,261

RUSSIA 0.2%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	711
7.343% due 04/11/2013		$1,600	1,410
8.146% due 04/11/2018		1,100	908

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		3,803	3,500

Total Russia (Cost $7,298)			6,529

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	4,740

Total South Korea (Cost $6,468)			4,740

SPAIN 1.0%

Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	23,082

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$8,500	4,681

Total Spain (Cost $34,260)			27,763

SWITZERLAND 2.6%

Credit Suisse New York
5.000% due 05/15/2013		$33,800	32,702

UBS AG
2.154% due 05/05/2010		16,200	16,168
2.219% due 06/19/2010		10,400	9,816
5.750% due 04/25/2018		5,000	4,192
5.875% due 12/20/2017		6,000	5,172
7.152% due 12/29/2049	EUR	4,100	2,342

Total Switzerland (Cost $76,070)			70,392

UNITED KINGDOM 13.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	11,200	14,761

Barclays Bank PLC
6.050% due 12/04/2017		$20,650	16,275
7.434% due 09/29/2049		3,300	1,373
7.700% due 04/29/2049		5,500	2,420

Bauhaus Securities Ltd.
2.435% due 10/30/2052	EUR	1,209	1,571

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	189

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	$6,584

Hanson Ltd.
6.125% due 08/15/2016		$2,000	861

HBOS PLC
6.750% due 05/21/2018		7,100	5,486

HSBC Holdings PLC
6.500% due 05/02/2036		16,400	13,590

Lloyds Banking Group PLC
5.920% due 09/29/2049		14,200	2,627

National Grid PLC
4.980% due 06/22/2011 (m)	CAD	4,900	3,845

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,365

Permanent Financing PLC
1.856% due 09/10/2032	EUR	100	123

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,300	1,314

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,297

TI Group PLC
7.875% due 07/12/2010	GBP	7,000	10,361

United Kingdom Gilt
4.250% due 06/07/2032		18,700	27,752
4.250% due 03/07/2036		15,000	21,686
4.500% due 03/07/2019		20,000	31,940
4.750% due 09/07/2015		68,500	110,416
4.750% due 03/07/2020		25,200	40,801
4.750% due 12/07/2038		17,100	26,960
5.000% due 03/07/2025		3,800	6,166
8.000% due 06/07/2021		6,500	13,626
8.750% due 08/25/2017		4,500	9,267

Total United Kingdom (Cost $411,093)			373,656

UNITED STATES 68.8%

ASSET-BACKED SECURITIES 3.7%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$3,321	2,705

Accredited Mortgage Loan Trust
0.572% due 02/25/2037		386	342

ACE Securities Corp.
0.572% due 07/25/2036		11	11

Amortizing Residential Collateral Trust
0.812% due 07/25/2032		44	17

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029		221	119

Asset-Backed Funding Certificates
0.582% due 10/25/2036		107	103
0.582% due 01/25/2037		1,926	1,639

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036		117	104

BA Credit Card Trust
0.756% due 01/15/2013		300	288

Bear Stearns Asset-Backed Securities Trust
0.592% due 12/25/2036		81	62
0.602% due 10/25/2036		69	60
0.922% due 10/27/2032		141	89
0.972% due 03/25/2043		12	11
1.182% due 10/25/2032		79	46
1.522% due 10/25/2037		165	107

BNC Mortgage Loan Trust
0.622% due 05/25/2037		122	91

24	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	$1,704	$1,569
0.842% due 10/25/2035	227	197

Chase Issuance Trust
0.556% due 04/16/2012	800	777
0.806% due 09/15/2011	2,200	2,178
1.306% due 08/17/2015	800	709
2.820% due 09/15/2015	26,700	24,462

Citibank Credit Card Issuance Trust
1.241% due 05/21/2012	100	97

Citicorp Residential Mortgage Securities, Inc.
0.612% due 03/25/2037	1,814	1,747

Citigroup Mortgage Loan Trust, Inc.
0.582% due 01/25/2037	37	36
0.622% due 10/25/2036	341	301

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	448	326
6.681% due 12/01/2033	372	303

Countrywide Asset-Backed Certificates
0.572% due 07/25/2037	330	282
0.572% due 12/25/2046	20	19
0.572% due 06/25/2047	2,315	2,057
0.592% due 06/25/2047	599	538
0.602% due 06/25/2037	78	69
0.602% due 10/25/2047	469	415
0.622% due 09/25/2047	6,525	5,572
0.632% due 10/25/2046	276	248
0.702% due 09/25/2036	684	476
0.862% due 12/25/2036	1,322	756

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	74	65

CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	45	42
1.142% due 01/25/2032	76	36

First Alliance Mortgage Loan Trust
0.775% due 12/20/2027	15	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	315	281
0.592% due 12/25/2037	48	44

Fremont Home Loan Trust
0.572% due 10/25/2036	49	45
0.582% due 01/25/2037	83	71
0.632% due 02/25/2036	124	110

Home Equity Asset Trust
1.122% due 11/25/2032	2	1

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	1,248	1,179

JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036	76	67
0.612% due 10/25/2036	1,312	1,074
0.632% due 08/25/2036	200	88

Lehman XS Trust
0.602% due 08/25/2046	19	18

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	12	5

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036	122	117
0.582% due 11/25/2036	114	105

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	24	23
0.582% due 04/25/2037	1	1
0.592% due 08/25/2036	550	518
0.602% due 09/25/2037	226	206
0.642% due 02/25/2037	246	204

Mesa Trust Asset-Backed Certificates
0.922% due 12/25/2031	346	249

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley ABS Capital I
0.582% due 05/25/2037	$155	$126

Nationstar Home Equity Loan Trust
0.582% due 06/25/2037	416	345
0.642% due 04/25/2037	45	40

Nelnet Student Loan Trust
1.689% due 04/27/2015	84	83

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	415	315

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033	173	95

Residential Asset Mortgage Products, Inc.
0.592% due 02/25/2037	615	531
0.602% due 10/25/2036	122	113
1.082% due 06/25/2032	10	7

Residential Asset Securities Corp.
0.592% due 02/25/2037	378	333
1.022% due 07/25/2032	264	120

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037	110	72

SLC Student Loan Trust
1.214% due 02/15/2015	122	122
1.770% due 06/15/2017	100	93

SLM Student Loan Trust
1.139% due 04/25/2014	110	109
1.149% due 10/27/2014	2,102	2,093
1.159% due 10/25/2013	147	147
1.159% due 07/25/2017	200	190
1.520% due 12/17/2018	23	22
1.659% due 10/25/2017	9,100	8,784
1.839% due 07/25/2013	642	639
1.959% due 10/25/2013	90	90
2.659% due 04/25/2023	28,616	28,124

Soundview Home Equity Loan Trust
0.582% due 11/25/2036	138	113
0.602% due 01/25/2037	114	109

South Carolina Student Loan Corp.
1.761% due 09/02/2014	292	289

Structured Asset Securities Corp.
0.812% due 01/25/2033	17	9

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	18	17
0.752% due 10/25/2035	2,045	1,829

		98,445

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.560% due 08/03/2012	18,223	9,829

Ford Motor Co.
3.560% due 12/16/2013	2,151	1,036

NRG Energy, Inc.
1.979% due 02/01/2013	196	177
2.959% due 02/01/2013	670	605

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	15	10
4.018% due 10/10/2014	23	15
4.033% due 10/10/2014	2,932	1,941

		13,613

CORPORATE BONDS & NOTES 27.0%

Ace INA Holdings, Inc.
5.875% due 06/15/2014	1,400	1,372

Allstate Life Global Funding II
1.901% due 05/21/2010	14,900	14,201

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$5,700	$5,520

Altria Group, Inc.
9.700% due 11/10/2018		11,500	12,546

American Express Bank FSB
0.581% due 04/26/2010		19,550	18,330
0.714% due 06/12/2012		3,400	2,596
5.500% due 04/16/2013		21,700	18,739

American Express Co.
7.000% due 03/19/2018		13,900	12,289

American Express Credit Corp.
1.920% due 05/27/2010		200	189
5.875% due 05/02/2013		4,500	3,956

American International Group, Inc.
1.252% due 10/18/2011		5,000	2,619
4.875% due 03/15/2067	EUR	5,500	621
4.950% due 03/20/2012		$10,000	4,893
5.600% due 10/18/2016		1,300	575
5.750% due 03/15/2067	GBP	8,200	1,000
5.850% due 01/16/2018		$17,000	6,668
8.000% due 05/22/2038	EUR	17,100	2,499
8.175% due 05/15/2058		$17,500	1,492
8.250% due 08/15/2018		5,400	2,314

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	3,861

AT&T, Inc.
5.500% due 02/01/2018		16,200	15,695
6.300% due 01/15/2038		11,100	9,793

AutoZone, Inc.
5.875% due 10/15/2012		2,000	1,988
6.500% due 01/15/2014		1,000	994

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,418

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,483

Bank of America Corp.
1.356% due 11/06/2009		6,820	6,731
4.750% due 05/23/2017	EUR	12,700	9,148
8.125% due 12/29/2049		$17,900	7,363

Bank of America N.A.
1.331% due 06/12/2009		900	899

Bear Stearns Cos. LLC
6.950% due 08/10/2012		13,600	13,863
7.250% due 02/01/2018		7,000	7,245

Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,704

Boston Scientific Corp.
6.000% due 06/15/2011		400	390
6.400% due 06/15/2016		4,300	4,021

Brunswick Corp.
11.750% due 08/15/2013		3,000	1,982

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,632

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	9,233

CIT Group, Inc.
1.358% due 08/17/2009		7,800	6,970

Citigroup Capital XXI
8.300% due 12/21/2057		18,600	8,976

Citigroup Funding, Inc.
2.291% due 05/07/2010		14,900	13,379

Citigroup, Inc.
1.698% due 06/28/2013	EUR	4,000	3,769
4.750% due 02/10/2019		2,350	1,561

See Accompanying Notes	Annual Report	March 31, 2009	25

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 04/11/2013		$10,200	$8,972
6.000% due 08/15/2017		7,000	6,055
6.125% due 05/15/2018		21,100	18,255
8.400% due 04/29/2049		3,500	1,982

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,180
6.000% due 08/15/2011		3,600	3,142

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	5,701

CSX Corp.
6.750% due 03/15/2011		2,500	2,518

Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	972
5.750% due 09/08/2011		1,900	1,797

Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	1,927

FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,510

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,395

GATX Financial Corp.
5.125% due 04/15/2010		500	473

General Electric Capital Corp.
2.151% due 05/22/2013		7,100	5,699
4.625% due 09/15/2066	EUR	700	377
5.875% due 01/14/2038		$2,500	1,793
6.375% due 11/15/2067		9,200	4,474
6.875% due 01/10/2039		13,700	11,217

Genworth Financial Assurance Holdings, Inc.
1.600% due 06/20/2011	JPY	520,000	2,185

GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		$12,200	12,709

GMAC LLC
4.750% due 09/14/2009	EUR	2,300	2,643

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		$2,900	1,976
2.465% due 01/30/2017	EUR	6,050	5,467
5.375% due 02/15/2013		2,000	2,458
6.150% due 04/01/2018		$4,500	4,120
6.250% due 09/01/2017		5,700	5,294
6.750% due 10/01/2037		3,300	2,240

HCP, Inc.
5.650% due 12/15/2013		6,000	4,522
5.950% due 09/15/2011		1,400	1,201

Humana, Inc.
6.300% due 08/01/2018		6,300	4,985

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	1,628
5.400% due 02/15/2012		2,700	1,519
6.625% due 11/15/2013		7,000	3,882

International Paper Co.
7.950% due 06/15/2018		3,000	2,291

JPMorgan Chase & Co.
0.583% due 05/07/2010		8,900	8,716
6.000% due 01/15/2018		10,000	10,125

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		4,670	3,999

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016		1,350	925
4.375% due 11/30/2021	EUR	2,500	2,148
6.000% due 10/01/2017		$13,050	12,261

JPMorgan Chase Capital XX
6.550% due 09/29/2036		4,800	3,093

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		5,100	3,236

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		$9,000	$7,732

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	1,050
5.625% due 01/24/2013 (a)		6,800	850
6.875% due 05/02/2018 (a)		7,000	875

Lennar Corp.
5.950% due 10/17/2011		3,100	2,588

Loews Corp.
5.250% due 03/15/2016		1,200	1,096

Ltd. Brands, Inc.
6.900% due 07/15/2017		5,000	3,439

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	3,042

Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,067
6.375% due 06/15/2017		4,300	3,460

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,146

Masco Corp.
5.875% due 07/15/2012		1,000	788

Merrill Lynch & Co., Inc.
1.327% due 03/23/2010		5,600	5,213
1.328% due 08/14/2009		3,800	3,718
2.148% due 05/30/2014	EUR	6,000	5,469
3.472% due 05/12/2010		$12,200	11,491
6.875% due 04/25/2018		14,900	11,679

Morgan Stanley
1.574% due 10/15/2015		5,100	3,629
2.148% due 11/29/2013	EUR	3,150	3,051
6.000% due 04/28/2015		$31,500	29,804
6.250% due 08/28/2017		1,300	1,209
6.625% due 04/01/2018		12,100	11,564

Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	1,568

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	4,251

NGPL PipeCo. LLC
7.768% due 12/15/2037		6,600	5,778

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	962
6.400% due 03/15/2018		4,000	3,244

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	855

Pricoa Global Funding I
2.066% due 06/04/2010		28,300	25,494

Prudential Financial, Inc.
6.625% due 12/01/2037		7,000	3,799

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	1,757

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,133

Reynolds American, Inc.
2.020% due 06/15/2011		800	721
6.750% due 06/15/2017		700	599

RR Donnelley & Sons Co.
5.625% due 01/15/2012		6,000	4,964

Ryder System, Inc.
6.000% due 03/01/2013		5,000	4,488

Sealed Air Corp.
5.625% due 07/15/2013		6,900	5,944

Sempra Energy
6.150% due 06/15/2018		8,000	7,539

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Sheraton Holding Corp.
7.375% due 11/15/2015		$5,000	$3,529

Simon Property Group LP
5.250% due 12/01/2016		7,000	5,224
5.625% due 08/15/2014		3,000	2,410

SLM Corp.
8.450% due 06/15/2018		7,000	3,786

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	848
6.500% due 03/01/2012		500	483

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,626

Sprint Capital Corp.
8.750% due 03/15/2032		800	540

Tyco International Ltd.
7.000% due 12/15/2019		7,000	5,948

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	1,888

Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,047

UnitedHealth Group, Inc.
6.000% due 02/15/2018		14,700	14,157

Verizon Communications, Inc.
6.400% due 02/15/2038		15,000	13,662

Viacom, Inc.
5.750% due 04/30/2011		6,100	5,946
6.250% due 04/30/2016		6,500	5,715

Wachovia Corp.
5.300% due 10/15/2011		3,500	3,458
5.500% due 05/01/2013		10,000	9,232
5.750% due 02/01/2018		3,200	2,841

Wells Fargo & Co.
4.375% due 01/31/2013		5,600	5,226

Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	3,433

			724,634

MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
5.142% due 09/25/2035		662	359

American Home Mortgage Assets
0.712% due 05/25/2046		853	301
0.732% due 10/25/2046		3,131	1,017
0.752% due 09/25/2046		726	150
2.333% due 02/25/2047		8,923	2,701
2.553% due 11/25/2046		13,360	3,966

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,400	1,028

Banc of America Funding Corp.
5.754% due 03/20/2036		1,217	705
5.979% due 10/20/2046		327	136
6.106% due 01/20/2047		860	406

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,895	3,496

BCAP LLC Trust
0.692% due 01/25/2037		19,735	7,564

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035		3,489	2,414
2.650% due 08/25/2035		5,201	3,641
2.940% due 03/25/2035		7,632	5,193
4.465% due 05/25/2034		1,221	962
4.550% due 08/25/2035		4,234	2,965
4.630% due 05/25/2034		780	777
4.651% due 10/25/2033		831	722

26	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.793% due 11/25/2034	$40	$29
5.395% due 02/25/2034	116	78

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	1,600	537
5.381% due 08/25/2036	618	252
5.491% due 09/25/2035	4,703	2,328
5.543% due 11/25/2035	308	118
5.721% due 11/25/2036	6,593	3,029
5.781% due 01/25/2036	177	65
5.786% due 02/25/2036	8,564	3,754
5.891% due 11/25/2036	1,530	698
6.250% due 08/25/2036	4,739	1,995

Bear Stearns Commercial Mortgage Securities
5.540% due 09/11/2041	200	167
5.700% due 06/11/2050	6,100	4,646

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	90	79

Citigroup Commercial Mortgage Trust
5.700% due 12/10/2049	3,600	2,213

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	14,700	9,831

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	3,349	2,178
4.222% due 12/25/2035	578	444
4.248% due 08/25/2035	3,276	2,100
4.900% due 10/25/2035	13,712	8,855
5.936% due 03/25/2037	2,620	1,257
6.008% due 09/25/2037	4,364	2,180

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	3,800	3,579

Commercial Mortgage Pass-Through Certificates
1.056% due 02/16/2034	1,895	1,653

Countrywide Alternative Loan Trust
0.692% due 01/25/2037	1,600	570
0.712% due 09/25/2046	2,761	994
0.722% due 05/25/2036	195	70
0.725% due 02/20/2047	897	319
0.732% due 07/25/2046	175	63
0.740% due 12/20/2046	9,502	3,081
0.752% due 08/25/2046	611	120
0.755% due 03/20/2046	224	81
0.755% due 07/20/2046	2,238	809
0.802% due 02/25/2037	206	85
0.872% due 05/25/2037	1,502	546
3.133% due 11/25/2035	1,062	462
3.673% due 11/25/2035	904	402
5.250% due 06/25/2035	919	537
5.895% due 02/25/2037	762	389
6.000% due 10/25/2032	34	30
6.000% due 01/25/2037	3,516	1,922
6.000% due 04/25/2037	1,870	1,085
6.250% due 08/25/2037	1,192	596

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	53	22
0.842% due 03/25/2035	1,779	764
0.852% due 02/25/2035	39	17
4.120% due 11/19/2033	149	127
4.740% due 08/25/2034	341	187
4.785% due 11/25/2034	1,226	750
5.330% due 02/20/2036	3,133	1,820
5.390% due 02/25/2047	1,307	556
5.594% due 03/25/2037	1,270	546

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	1,139	545
4.462% due 05/25/2032	47	43
4.750% due 08/25/2033	559	463
4.878% due 07/25/2033	107	89

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 02/25/2037	58	52

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.876% due 07/19/2045	$504	$122

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	167	130
4.738% due 12/25/2033	663	500
5.362% due 08/25/2035	594	422

First Republic Mortgage Loan Trust
0.906% due 11/15/2031	165	132

GE Capital Commercial Mortgage Corp.
5.332% due 11/10/2045	3,300	2,547

GMAC Mortgage Corp. Loan Trust
4.696% due 06/25/2034	126	73
5.500% due 09/25/2034	2,279	2,170

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	107	86
0.602% due 01/25/2047	848	726
0.702% due 01/25/2037	1,645	597
0.732% due 04/25/2036	1,348	481
0.792% due 11/25/2045	326	149

Greenpoint Mortgage Pass-Through Certificates
4.884% due 10/25/2033	114	78

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	2,967

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	274	192
4.475% due 07/10/2039	500	471

GSR Mortgage Loan Trust
4.513% due 03/25/2033	892	750
4.541% due 09/25/2035	2,796	2,073

Harborview Mortgage Loan Trust
0.736% due 07/19/2046	3,101	1,130
0.746% due 09/19/2037	1,080	385
0.746% due 01/19/2038	2,855	1,016
0.776% due 05/19/2035	2,246	829
0.796% due 03/19/2036	420	154
4.957% due 05/19/2033	1,225	951
5.143% due 07/19/2035	260	142

Homebanc Mortgage Trust
5.797% due 04/25/2037	1,204	812
5.871% due 04/25/2037	1,600	694

Impac CMB Trust
1.522% due 07/25/2033	142	103

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	1,600	786

Indymac INDB Mortgage Loan Trust
0.822% due 11/25/2035	683	246

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	157	145
0.712% due 04/25/2037	449	79
0.712% due 09/25/2046	8,676	3,200
0.762% due 06/25/2037	468	173
0.772% due 02/25/2037	1,100	145
0.822% due 06/25/2037	1,247	405
5.013% due 12/25/2034	343	238

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,971	1,588
5.550% due 10/25/2036	2,357	1,851

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,300	2,911

JPMorgan Commercial Mortgage Finance Corp.
7.770% due 10/15/2032	770	775

JPMorgan Mortgage Trust
4.375% due 11/25/2033	911	772
4.500% due 09/25/2034	75	73
5.018% due 02/25/2035	9,707	7,713

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	$204	$205

Lehman XS Trust
0.602% due 07/25/2046	1	1

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	5,115	1,845
0.822% due 05/25/2047	1,700	179
3.788% due 11/21/2034	139	106

MASTR Alternative Loans Trust
0.922% due 03/25/2036	861	326

MASTR Asset Securitization Trust
5.500% due 11/25/2017	570	577

Mellon Residential Funding Corp.
1.036% due 06/15/2030	177	148
2.629% due 10/20/2029	104	96

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	1,704
5.414% due 07/12/2046	7,800	5,163
5.957% due 08/12/2049	7,300	4,826

Merrill Lynch Mortgage Investors, Inc.
0.772% due 08/25/2036	587	261
5.366% due 02/25/2033	326	284

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	132	80
1.316% due 03/15/2025	371	211
3.006% due 10/25/2035	6,855	4,595

Morgan Stanley Capital I
5.387% due 03/12/2044	1,300	1,001
5.692% due 04/15/2049	1,100	718

Residential Accredit Loans, Inc.
0.672% due 02/25/2047	4,266	1,578
0.702% due 06/25/2046	7,637	2,929
0.722% due 12/25/2046	1,400	176
0.732% due 04/25/2046	123	48
0.792% due 05/25/2046	1,200	146
0.827% due 09/25/2046	2,000	199

Residential Asset Securitization Trust
0.972% due 12/25/2036	826	371
5.750% due 02/25/2036	858	584
6.250% due 10/25/2036	1,000	463
6.500% due 08/25/2036	1,300	505

Residential Funding Mortgage Securities I
5.201% due 09/25/2035	666	431
6.500% due 03/25/2032	232	209

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	2,300	1,892

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 04/25/2034	789	550
4.931% due 02/25/2034	572	402
5.190% due 09/25/2034	425	317
5.246% due 05/25/2036	1,600	711
5.422% due 09/25/2036	1,600	699

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	528	489
0.712% due 06/25/2036	273	99
0.732% due 05/25/2046	1,521	555
0.742% due 05/25/2036	1,396	492
0.742% due 09/25/2047	6,300	1,007
0.772% due 09/25/2047	400	86
0.782% due 05/25/2046	838	175
0.806% due 07/19/2035	207	136
0.822% due 08/25/2036	1,800	216
0.832% due 12/25/2035	25	10
0.846% due 07/19/2034	44	24
3.133% due 08/25/2047	3,973	1,478

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	55	49

See Accompanying Notes	Annual Report	March 31, 2009	27

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Thornburg Mortgage Securities Trust
0.642% due 09/25/2046	$775	$666
4.679% due 10/25/2043	267	219

Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	502
5.416% due 01/15/2045	6,600	5,144
5.572% due 10/15/2048	600	437

WaMu Mortgage Pass-Through Certificates
0.752% due 04/25/2045	93	38
0.782% due 11/25/2045	1,092	445
0.832% due 01/25/2045	1,214	488
1.062% due 12/25/2027	3,527	2,493
2.333% due 03/25/2047	3,931	1,256
2.373% due 01/25/2047	2,039	634
2.383% due 06/25/2047	889	151
2.393% due 04/25/2047	8,865	3,516
2.613% due 06/25/2046	332	127
2.633% due 02/25/2046	345	129
3.046% due 05/25/2041	19	17
3.133% due 07/25/2046	798	408
3.705% due 02/27/2034	1,127	901
3.955% due 10/25/2046	140	55
4.499% due 06/25/2033	282	222
5.414% due 02/25/2037	2,352	1,284
5.588% due 12/25/2036	9,197	4,601
5.695% due 02/25/2037	8,850	4,646
5.845% due 02/25/2037	2,546	1,497

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.772% due 07/25/2046	191	54
2.393% due 04/25/2047	913	249
2.403% due 04/25/2047	1,293	272
2.473% due 05/25/2047	856	235
2.573% due 07/25/2046	1,454	459

Wells Fargo Mortgage-Backed Securities Trust
4.616% due 06/25/2035	13,975	11,087
4.704% due 12/25/2033	48	39
4.950% due 03/25/2036	11,114	7,019
5.775% due 04/25/2036	1,090	338

		239,672

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	10,600	8,898

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	4,100	3,603
5.000% due 06/01/2037	1,000	862
5.000% due 11/01/2037	700	603

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	1,810	1,576

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	718

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	685

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,423

Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	1,000	1,026

Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2027	700	704

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Illinois State General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
5.000% due 11/01/2022	$5,500	$5,671

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	23

Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	1,000	1,034

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,349

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,605	1,155

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
7.657% due 12/15/2013	1,530	1,277

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	301
5.500% due 06/01/2017	600	611

New York State Tobacco Settlement Financing Authority Revenue Notes, Series 2003
5.250% due 06/01/2013	1,555	1,555

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	86

University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2037	1,200	1,139

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2025	4,500	1,898

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,110	3,299

		41,496

	SHARES
PIMCO FUNDS (c) 2.5%

Short-Term Floating NAV Portfolio	6,628,032	66,314

PREFERRED STOCKS 0.3%

DG Funding Trust
2.717% due 12/31/2049	640	6,410

SLM Corp. CPI Linked
2.090% due 03/15/2017	33,200	268

		6,678

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 23.6%

Fannie Mae
0.642% due 03/25/2034	$213	190
0.822% due 03/25/2036	150	145
3.022% due 06/01/2043	236	234
3.704% due 04/01/2032	82	85
3.825% due 01/01/2023	57	57
3.928% due 06/01/2035	2,308	2,316
4.000% due 05/01/2024	3,000	3,041
4.347% due 11/01/2034	6,145	6,242
4.915% due 11/01/2022	17	18
4.934% due 12/01/2034	1,355	1,388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.946% due 08/01/2023	$159	$162
5.000% due 08/01/2035	3,689	3,814
5.000% due 03/01/2036 (h)	19,182	19,834
5.110% due 12/01/2030	18	18
5.200% due 11/01/2015	16,612	17,719
5.270% due 12/01/2015	3,401	3,642
5.310% due 12/01/2010	21,702	22,380
5.370% due 12/01/2015	2,635	2,835
5.425% due 01/01/2016	2,883	3,111
5.500% due 01/01/2023 - 05/01/2048	79,230	81,898
5.500% due 10/01/2033 - 09/01/2038 (h)	84,117	87,532
6.000% due 01/01/2029 - 07/25/2044	9,053	9,457
6.000% due 01/01/2035 (h)	12,305	12,921
6.500% due 02/01/2026 - 09/01/2037	7,006	7,405
6.500% due 09/01/2037 (h)	5,020	5,293
7.000% due 08/01/2036	2,274	2,405

Federal Home Loan Bank
0.945% due 10/23/2009	34,100	34,162

Freddie Mac
0.906% due 12/15/2030	779	771
0.956% due 11/15/2016 - 03/15/2017	273	271
3.022% due 10/25/2044	6,023	5,870
3.023% due 02/25/2045	443	381
4.500% due 09/01/2013 - 07/15/2023	1,955	1,999
5.000% due 03/15/2016 - 08/15/2035	4,606	4,669
5.117% due 06/01/2022	198	202
5.335% due 09/01/2035	406	419
6.000% due 12/01/2033	2,210	2,297
7.000% due 08/01/2036	493	518
9.050% due 06/15/2019	4	4

Ginnie Mae
4.125% due 11/20/2021 - 11/20/2030	249	250
4.625% due 07/20/2022 - 08/20/2027	555	559
5.000% due 05/01/2039	100	103
5.375% due 05/20/2022 - 05/20/2030	992	1,012
6.000% due 08/20/2034 - 10/20/2038	37,941	39,770
6.000% due 09/20/2038 (i)	65,965	69,005
6.500% due 07/20/2038 - 04/01/2039	148,954	156,312

Small Business Administration
5.600% due 09/01/2028	2,546	2,788
5.980% due 05/01/2022	4,178	4,521
6.344% due 08/01/2011	493	513
6.640% due 02/01/2011	186	195

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	9,248
5.980% due 04/01/2036	1,855	2,124

		632,105

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	22,700	22,501

Total United States (Cost $2,151,831)		1,845,458

28	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS 0.3%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	$2,193	$2,193
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $2,241. Repurchase proceeds are $2,193.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	4,900	4,900
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 2.125% due 04/30/2010 valued at $4,952. Repurchase proceeds are $4,900.)

		7,093

U.S. CASH MANAGEMENT BILLS 0.1%
0.767% due 04/29/2009 - 05/15/2009 (b)(e)(g)	3,475	3,475

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 4.5%
0.175% due 04/02/2009 - 06/11/2009 (b)(d)(e)(f)	$119,595	$119,582

Total Short-Term Instruments (Cost $130,150)		130,150

PURCHASED OPTIONS (k) 0.1%
(Cost $863)		3,980

Total Investments 135.9% (Cost $4,038,526)		$3,646,968

Written Options (l) (1.3%) (Premiums $11,418)		(34,149)

Other Assets and Liabilities (Net) (34.6%)		(929,204)

Net Assets 100.0%		$2,683,615

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The Foreign Bond Fund (U.S. Dollar-Hedged) is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $500 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(e)	Securities with an aggregate market value of $104,078 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $4,950 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $255,140 at a weighted average interest rate of 2.463%. On March 31, 2009, securities valued at $160,828 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $18,873 and cash of $10,956 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	623	$327
90-Day Euribor June Futures	Long	06/2010	808	339
90-Day Euribor September Futures	Long	09/2010	361	220
90-Day Eurodollar September Futures	Long	09/2010	864	57
Euro-Bobl June Futures	Long	06/2009	163	154
Euro-Bund 10-Year Bond June Futures	Long	06/2009	347	423
Euro-Bund 10-Year Bond June Futures Put Options Strike @ EUR 106.000	Long	06/2009	194	0
Japan Government 10-Year Bond June Futures	Long	06/2009	9	(87)
U.S. Treasury 10-Year Note June Futures	Long	06/2009	475	189
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	238
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures Put Options Strike @ GBP 93.000	Short	06/2009	1,094	603
United Kingdom Government 10-Year Bond June Futures	Long	06/2009	238	986

				$3,449

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%		$1,400	$57	$0	$57
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.814%		5,000	215	0	215
Akzo Nobel NV	DUB	(0.290%	)	06/20/2012	1.743%	EUR	1,700	99	0	99
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.126%		$3,500	9	0	9
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.126%		5,000	(162)	0	(162)
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.126%		3,000	(107)	0	(107)
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	2.289%		3,900	212	76	136
AT&T, Inc.	BCLY	(1.400%	)	12/20/2013	1.387%		3,800	(4)	0	(4)

See Accompanying Notes	Annual Report	March 31, 2009	29

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AT&T, Inc.	JPM	(1.010%	)	12/20/2013	1.387%		$2,200	$35	$0	$35
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%		1,000	1	0	1
AutoZone, Inc.	BOA	(0.600%	)	06/20/2017	1.037%		2,000	61	0	61
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%		2,100	31	0	31
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	2.668%		1,700	114	0	114
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.716%		1,500	(8)	0	(8)
Bear Stearns Cos., Inc.	DUB	(0.870%	)	03/20/2018	1.790%		6,000	391	0	391
Bear Stearns Cos., Inc.	RBS	(1.050%	)	03/20/2018	1.790%		2,000	105	0	105
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	1.902%		3,000	167	0	167
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	1.600%		400	10	15	(5)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.534%		4,300	(143)	0	(143)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	9.606%		3,000	489	0	489
Burlington Northern Santa Fe Corp.	BOA	(0.500%	)	06/20/2017	0.837%		2,669	64	0	64
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.890%		5,000	107	0	107
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.890%		5,000	99	35	64
Citigroup, Inc.	DUB	(1.336%	)	09/20/2018	5.295%		2,700	605	0	605
Citigroup, Inc.	JPM	(1.300%	)	09/20/2018	5.295%		15,000	3,394	0	3,394
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	3.454%		3,000	283	0	283
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%		3,800	322	0	322
Compass Group PLC	MLP	(0.390%	)	06/20/2012	0.842%	EUR	1,800	33	0	33
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	0.700%		$6,000	(170)	0	(170)
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	2.900%		1,500	116	0	116
Covidien International Finance S.A.	DUB	(0.750%	)	12/20/2017	0.854%		4,100	31	0	31
Credit Suisse Group	DUB	(1.980%	)	06/20/2013	1.830%		33,800	(222)	0	(222)
CSX Corp.	JPM	(0.165%	)	03/20/2011	1.378%		2,700	63	0	63
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	3.000%		800	45	68	(23)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%		1,000	28	0	28
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	3.000%		1,500	82	0	82
Deutsche Bank AG	BCLY	(0.760%	)	09/20/2013	1.230%		1,200	23	0	23
Deutsche Bank AG	CITI	(0.930%	)	06/20/2013	1.230%		4,900	56	0	56
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%		4,500	25	0	25
Deutsche Telekom International Finance BV	DUB	(1.180%	)	09/20/2018	1.160%		8,000	(18)	0	(18)
Dominion Resources, Inc.	CITI	(0.475%	)	12/20/2016	0.677%		2,000	27	0	27
FirstEnergy Corp.	RBS	(0.500%	)	12/20/2011	1.180%		6,500	115	0	115
Fortune Brands, Inc.	BOA	(1.460%	)	03/20/2016	2.444%		7,400	410	0	410
GATX Financial Corp.	JPM	(0.160%	)	06/20/2010	4.445%		500	25	0	25
GKN Holdings PLC	JPM	(8.750%	)	06/20/2012	8.014%	GBP	5,700	(206)	0	(206)
GlobalSantaFe Corp.	WAC	(0.520%	)	06/20/2012	0.569%		$1,500	2	0	2
Goldman Sachs Group, Inc.	JPM	(0.330%	)	03/20/2016	2.603%		2,900	369	0	369
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	16.495%		1,000	468	243	225
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	16.495%		1,000	344	485	(141)
HCP, Inc.	BCLY	(0.550%	)	09/20/2011	8.100%		400	63	50	13
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%		1,000	156	0	156
HCP, Inc.	MSC	(2.030%	)	12/20/2013	7.836%		6,000	1,184	0	1,184
Humana, Inc.	BCLY	(1.050%	)	09/20/2018	3.801%		1,800	327	0	327
Humana, Inc.	JPM	(1.530%	)	09/20/2018	3.801%		4,500	673	0	673
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	23.066%		2,700	1,032	0	1,032
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	19.688%		7,000	2,761	0	2,761
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%		2,900	1,110	0	1,110
International Paper Co.	CSFB	(2.400%	)	06/20/2018	4.445%		3,000	365	0	365
JPMorgan Chase & Co.	BOA	(0.720%	)	03/20/2018	1.790%		5,000	379	0	379
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	1.790%		1,500	114	0	114
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	1.790%		3,500	263	0	263
Koninklijke DSM NV	GSC	(0.365%	)	06/20/2012	1.027%	EUR	1,800	48	0	48
Lennar Corp.	CITI	(6.000%	)	12/20/2011	5.899%		$2,400	(11)	0	(11)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	5.610%		900	(6)	0	(6)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.840%		1,150	37	0	37
Ltd. Brands, Inc.	BOA	(2.850%	)	09/20/2017	4.328%		4,000	336	548	(212)
Ltd. Brands, Inc.	BOA	(3.550%	)	09/20/2017	4.328%		1,000	44	98	(54)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%		900	30	0	30
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%		4,000	545	0	545
Marriott International, Inc.	BCLY	(1.250%	)	12/20/2015	3.789%		1,300	168	205	(37)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	3.667%		4,300	489	0	489
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.630%		2,200	(2)	0	(2)
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%		1,000	138	0	138
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	5.148%		5,000	1,074	0	1,074
Morgan Stanley	DUB	(1.200%	)	06/20/2015	3.543%		9,000	1,023	0	1,023
Morgan Stanley	JPM	(1.800%	)	06/20/2013	3.924%		1,900	143	0	143
Morgan Stanley	JPM	(0.285%	)	12/20/2015	3.448%		2,500	408	0	408
Morgan Stanley	JPM	(1.830%	)	09/20/2018	3.139%		10,600	913	0	913
Morgan Stanley	RBS	(1.850%	)	06/20/2013	3.924%		700	51	0	51
Morgan Stanley	RBS	(0.295%	)	12/20/2015	3.448%		2,600	423	0	423
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	2.938%		2,000	284	0	284
National Grid PLC	BCLY	(0.208%	)	06/20/2011	2.085%		4,300	172	0	172

30	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	2.750%		$5,000	$368	$0	$368
NiSource Finance Corp.	CITI	(1.660%	)	03/20/2018	4.232%		4,000	605	0	605
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	4.465%		1,150	191	0	191
Omnicom Group, Inc.	CITI	(0.940%	)	06/20/2016	2.560%		1,000	94	0	94
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%		2,500	29	0	29
Progress Energy, Inc.	MSC	(0.105%	)	06/20/2012	0.672%		2,100	37	0	37
RadioShack Corp.	GSC	(1.410%	)	06/20/2013	2.100%		8,400	218	0	218
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	1.473%		1,200	44	0	44
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	18.962%		1,700	320	0	320
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%		6,000	467	0	467
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	3.295%		5,000	371	0	371
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	2.800%		6,000	414	198	216
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	2.800%		6,900	449	0	449
Sempra Energy	CITI	(0.795%	)	06/20/2018	1.132%		8,000	205	0	205
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	6.587%		5,000	922	231	691
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	5.924%		7,000	1,553	0	1,553
Simon Property Group LP	MSC	(1.006%	)	09/20/2014	6.223%		3,000	625	0	625
SLM Corp.	GSC	(4.250%	)	06/20/2013	26.492%		200	76	0	76
SLM Corp.	RBS	(3.200%	)	06/20/2018	19.460%		2,000	820	0	820
Smith Group PLC	RBS	(0.530%	)	09/20/2010	1.481%	GBP	7,000	136	0	136
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	2.469%		$1,100	125	90	35
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	2.965%		500	35	0	35
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.000%		5,000	53	0	53
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.884%		1,400	96	0	96
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	3.565%		6,000	1,010	0	1,010
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%		7,000	1,135	0	1,135
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		7,000	573	0	573
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%	EUR	5,000	(17)	0	(17)
UBS Warburg LLC	BCLY	(3.300%	)	09/20/2009	2.855%		$2,500	(8)	0	(8)
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		7,500	6	0	6
UBS Warburg LLC	BNP	(1.850%	)	12/20/2013	2.290%	EUR	8,900	207	0	207
UBS Warburg LLC	CITI	(2.200%	)	03/20/2014	2.290%		8,000	33	0	33
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.841%		$1,200	18	46	(28)
United Utilities PLC	DUB	(0.235%	)	06/20/2012	0.836%	EUR	1,900	47	0	47
Viacom, Inc.	BOA	(3.200%	)	06/20/2011	2.829%		$2,700	(28)	0	(28)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	2.525%		6,500	517	0	517
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%		1,000	46	0	46
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%		2,400	120	78	42
Vivendi	BOA	(1.280%	)	06/20/2013	1.674%		7,000	103	0	103
Wachovia Corp.	CITI	(2.910%	)	06/20/2013	3.006%		10,000	25	0	25
Wells Fargo & Co.	BCLY	(1.030%	)	09/20/2018	2.332%		11,000	1,004	0	1,004
Wolters Kluwer NV	DUB	(0.330%	)	06/20/2012	1.016%	EUR	1,600	45	0	45
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	4.535%	GBP	2,425	147	0	147
WPP Group PLC	JPM	(3.750%	)	06/20/2017	4.535%		1,650	100	0	100

								$36,162	$2,466	$33,696

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	4.297%	$3,000	$(49)	$0	$(49)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	3.793%	7,100	(752)	0	(752)
Brazil Government International Bond	JPM	1.345%	08/20/2011	2.570%	11,900	(318)	0	(318)
Brazil Government International Bond	MLP	1.340%	08/20/2011	2.570%	10,000	(268)	0	(268)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	400	(13)	(20)	7
General Electric Capital Corp.	CITI	0.950%	09/20/2009	10.009%	2,700	(112)	0	(112)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	7.440%	1,000	(111)	0	(111)
General Electric Capital Corp.	RBS	1.320%	03/20/2013	7.751%	12,500	(2,379)	0	(2,379)
HSBC Finance Corp.	GSC	1.500%	06/20/2010	14.587%	1,400	(193)	0	(193)
HSBC Finance Corp.	MLP	1.550%	06/20/2009	15.193%	4,400	(132)	0	(132)
JSC Gazprom	MLP	0.610%	05/20/2012	8.073%	1,200	(230)	0	(230)
JSC Gazprom	MSC	1.680%	04/20/2009	8.789%	1,500	6	0	6
JSC Gazprom	MSC	1.710%	04/20/2009	8.789%	2,600	10	0	10
JSC Gazprom	MSC	1.910%	04/20/2009	8.789%	800	4	0	4
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	0.740%	06/20/2012	7.744%	1,900	(358)	0	(358)
SLM Corp.	BOA	3.150%	06/20/2009	42.887%	3,400	(283)	0	(283)
SLM Corp.	GSC	0.700%	06/20/2012	29.302%	1,600	(677)	0	(677)
Ukraine Government International Bond	HSBC	0.730%	04/20/2009	71.885%	700	(25)	0	(25)

						$(5,880)	$(20)	$(5,860)

See Accompanying Notes	Annual Report	March 31, 2009	31

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-7 10-Year Index	BCLY	(0.650%	)	12/20/2016		$2,342	$232	$(17)	$249
CDX.IG-7 10-Year Index	GSC	(0.650%	)	12/20/2016		42,651	4,234	(302)	4,536
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016		14,640	1,453	(101)	1,554
CDX.IG-7 10-Year Index	UBS	(0.650%	)	12/20/2016		11,712	1,162	(81)	1,243
CDX.IG-8 10-Year Index	BCLY	(0.600%	)	06/20/2017		14,152	1,350	190	1,160
CDX.IG-8 10-Year Index	BOA	(0.600%	)	06/20/2017		37,478	3,575	89	3,486
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		12,298	1,173	292	881
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017		67,246	6,414	464	5,950
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		11,810	1,057	443	614
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		19,618	861	(662)	1,523
CDX.IG-11 5-Year Index	BCLY	(1.500%	)	12/20/2013		52,100	1,881	1,522	359
CDX.IG-12 10-Year Index	DUB	(1.000%	)	06/20/2019		25,300	1,394	1,100	294
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019		9,800	540	441	99
iTraxx Europe 9 Index	DUB	(1.750%	)	06/20/2018	EUR	16,500	110	(1,506)	1,616
iTraxx Europe HVol 6 Index	BCLY	(0.850%	)	12/20/2016		11,300	1,991	(80)	2,071
iTraxx Europe HVol 6 Index	BNP	(0.850%	)	12/20/2016		4,500	792	(34)	826
iTraxx Europe HVol 6 Index	JPM	(0.850%	)	12/20/2016		6,300	1,110	(35)	1,145

							$29,329	$1,723	$27,606

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,800	$(3,959)	$(1,440)	$(2,519)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,000	(2,100)	(1,129)	(971)

					$(6,059)	$(2,569)	$(3,490)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	16,000	$741	$(23)	$764
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		19,000	1,013	(18)	1,031
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		20,500	1,093	23	1,070
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		7,100	165	0	165
Pay	1-Month EUR-FRCPXTOB Index	1.940%	04/10/2012	BNP		1,300	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		700	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		1,300	26	0	26
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		20,500	520	0	520
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS	AUD	278,200	(20)	166	(186)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB		23,000	(61)	10	(71)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	BSN	CAD	7,200	(491)	(129)	(362)
Receive	3-Month CAD Bank Bill	4.500%	09/20/2011	RBC		7,200	(492)	(132)	(360)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BOA		18,600	(1,976)	(282)	(1,694)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	BSN		16,200	(1,720)	(165)	(1,555)
Receive	3-Month CAD Bank Bill	4.250%	12/20/2013	MLP		25,600	(2,767)	(607)	(2,160)
Receive	3-Month CAD Bank Bill	5.000%	06/15/2015	CITI		2,700	(434)	(105)	(329)
Receive	3-Month CAD Bank Bill	5.000%	06/20/2017	DUB		3,200	(571)	52	(623)
Receive	3-Month CAD Bank Bill	5.500%	06/20/2017	RBC		3,700	(358)	(20)	(338)
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	BOA		11,400	1,308	127	1,181
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	JPM		7,700	883	128	755
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	MLP		1,300	149	9	140

32	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	4.500%	12/20/2028	RBC	CAD	5,800	$665	$49	$616
Pay	3-Month CAD Bank Bill	5.500%	06/15/2035	DUB		1,900	528	123	405
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	194	(18)	212
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	205	(19)	224
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		$69,500	(6,470)	(3,781)	(2,689)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		9,700	(903)	292	(1,195)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		60,200	(5,605)	(1,589)	(4,016)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		50,800	(11,675)	727	(12,402)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		40,000	(9,193)	323	(9,516)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		27,400	(2,629)	(3,314)	685
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		45,800	1,709	(741)	2,450
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		1,000	37	(47)	84
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		20,100	(6,944)	(331)	(6,613)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		9,400	(3,248)	324	(3,572)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		16,200	(5,597)	(517)	(5,080)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,800	(3,385)	(676)	(2,709)
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BCLY	EUR	92,300	2,337	824	1,513
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	BNP		84,400	2,137	1,276	861
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	DUB		16,000	405	147	258
Pay	6-Month EUR-LIBOR	3.000%	09/16/2011	JPM		224,600	5,687	1,934	3,753
Pay	6-Month EUR-LIBOR	3.000%	09/16/2014	GSC		155,900	1,394	175	1,219
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	DUB		87,400	(103)	(785)	682
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	BCLY	GBP	4,200	(735)	(1,071)	336
Receive	6-Month GBP-LIBOR	4.500%	03/18/2039	HSBC		7,600	(1,330)	(596)	(734)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	RBS	JPY	6,330,000	154	59	95
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS		38,240,000	9,288	7,859	1,429
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	UBS		3,430,000	833	630	203
Pay	6-Month JPY-LIBOR	1.500%	06/17/2016	RBS		1,400,000	370	285	85
Pay	6-Month JPY-LIBOR	1.500%	06/17/2018	RBS		3,400,000	683	935	(252)
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$24,000	(3,977)	108	(4,085)

							$(38,127)	$1,619	$(39,746)

(k)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.000	06/15/2009	92	$ 1	$ 0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$73,500	$862	$3,980

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$127.000	04/24/2009	360	$159	$70
Put - CME 90-Day Eurodollar June Futures	97.250	06/15/2009	1,866	1,207	35
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	720	309	72

				$1,675	$177

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	1,900	$20	$31
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		1,900	20	0
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		8,400	92	138
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		8,400	90	1
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		31,700	421	2,810
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		31,700	421	0
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		20,800	220	9
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$30,000	228	48
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009		12,900	54	34
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		16,800	79	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		16,800	122	1
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,000	183	43

See Accompanying Notes	Annual Report	March 31, 2009	33

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$4,000	$38	$6
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	22,300	604	3,718
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	86,500	2,910	12,451
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	3,300	3	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	3,300	17	0
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	08/03/2009	138,900	3,332	12,711
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	64,900	122	8
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	11,400	316	1,901

							$9,292	$33,911

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 05/01/2039	$101.500	04/27/2009	$61,000	$185	$22
Put - OTC Fannie Mae 5.000% due 06/01/2039	101.500	05/22/2009	31,000	153	37
Put - OTC Fannie Mae 5.500% due 05/01/2039	102.000	04/27/2009	43,000	113	2

				$451	$61

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2008	4,823	$799,800	AUD	44,600	EUR	39,300	GBP	0	$19,581
Sales	29,397	905,500		0		150,233		18,423	22,086
Closing Buys	(5,103)	(707,000)		0		(61,733)		0	(14,400)
Expirations	(26,171)	(425,200)		(44,600)		(23,000)		(18,423)	(15,849)
Exercised	0	0		0		0		0	0

Balance at 03/31/2009	2,946	$573,100	AUD	0	EUR	104,800	GBP	0	$11,418

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,366	$3,845	0.14%

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	05/01/2039	$5,000	$5,102	$5,177

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	HSBC	34,141	04/2009	$0	$(182)	$(182)
Sell		HSBC	34,141	04/2009	0	(1)	(1)
Sell	AUD	DUB	31,135	04/2009	0	(1,821)	(1,821)
Sell		UBS	18,273	05/2009	127	0	127
Sell	BRL	RBC	225	06/2009	23	0	23
Buy	CAD	BCLY	608	04/2009	0	(13)	(13)
Sell		BCLY	24	04/2009	0	0	0
Buy		BNP	12,284	04/2009	144	0	144
Sell		BNP	14,117	04/2009	32	(145)	(113)
Buy		JPM	224	04/2009	0	(1)	(1)
Sell		JPM	30,162	04/2009	316	0	316
Buy		MSC	260	04/2009	0	(3)	(3)
Buy		RBS	2,033	04/2009	4	0	4
Sell		UBS	1,060	04/2009	0	(19)	(19)
Buy	CLP	BCLY	467,828	05/2009	0	(8)	(8)
Sell		CITI	499,300	05/2009	13	0	13
Sell		DUB	467,828	05/2009	2	0	2
Buy		HSBC	499,300	05/2009	92	0	92
Sell		BCLY	467,828	11/2009	11	0	11
Buy		CITI	499,300	11/2009	0	(15)	(15)

34	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	116,824	05/2009	$86	$(500)	$(414)
Sell		BCLY	191,955	05/2009	0	(437)	(437)
Buy		CITI	122,320	05/2009	0	(801)	(801)
Sell		DUB	11,045	05/2009	0	(28)	(28)
Buy		HSBC	28,880	05/2009	0	(126)	(126)
Sell		HSBC	79,899	05/2009	16	(133)	(117)
Buy		JPM	54,843	05/2009	0	(312)	(312)
Sell		JPM	32,859	05/2009	0	(98)	(98)
Buy		MSC	24,630	05/2009	0	(147)	(147)
Sell		UBS	31,738	05/2009	0	(104)	(104)
Buy		BCLY	3,982	07/2009	0	(37)	(37)
Sell		BCLY	36,885	07/2009	0	(117)	(117)
Buy		DUB	64,409	07/2009	0	(562)	(562)
Buy		HSBC	21,800	07/2009	0	(172)	(172)
Buy		JPM	18,891	07/2009	0	(164)	(164)
Sell		JPM	72,196	07/2009	0	(274)	(274)
Buy		BCLY	5,177	09/2009	9	0	9
Buy		CITI	5,206	09/2009	13	0	13
Buy		DUB	23,490	09/2009	54	0	54
Sell		DUB	48,692	09/2009	0	(243)	(243)
Buy		HSBC	10,539	09/2009	25	0	25
Buy		JPM	4,280	09/2009	7	0	7
Buy		BCLY	23,792	05/2010	0	(361)	(361)
Sell		BCLY	50,600	05/2010	0	(387)	(387)
Buy		MLP	26,809	05/2010	0	(392)	(392)
Sell	DKK	UBS	18,354	06/2009	0	(181)	(181)
Buy	EUR	BCLY	3,609	04/2009	44	0	44
Sell		BCLY	9,091	04/2009	66	(433)	(367)
Buy		BNP	12,768	04/2009	400	(62)	338
Sell		BNP	2,136	04/2009	9	0	9
Buy		CITI	123	04/2009	0	(4)	(4)
Sell		CITI	7,757	04/2009	0	(43)	(43)
Buy		DUB	3,319	04/2009	105	0	105
Buy		GSC	193	04/2009	7	0	7
Sell		HSBC	154,920	04/2009	10	(10,164)	(10,154)
Buy		JPM	550	04/2009	22	0	22
Sell		JPM	4	04/2009	0	0	0
Buy		RBS	12,132	04/2009	90	(107)	(17)
Buy		UBS	3,993	04/2009	28	(82)	(54)
Buy	GBP	BCLY	2,254	04/2009	15	(23)	(8)
Buy		BNP	6,194	04/2009	198	(4)	194
Buy		CITI	2,922	04/2009	0	(59)	(59)
Sell		CSFB	2,599	04/2009	0	(144)	(144)
Sell		DUB	15,818	04/2009	234	0	234
Buy		HSBC	2,177	04/2009	50	0	50
Sell		HSBC	4,773	04/2009	0	(104)	(104)
Sell		JPM	561	04/2009	3	0	3
Buy		MSC	302	04/2009	0	(3)	(3)
Sell		MSC	26,474	04/2009	310	0	310
Buy		RBS	1,204	04/2009	31	0	31
Sell		RBS	2,110	04/2009	0	(10)	(10)
Buy		UBS	2,946	04/2009	0	(119)	(119)
Sell	HKD	BCLY	167	06/2009	0	0	0
Sell		BOA	164	06/2009	0	0	0
Sell		HSBC	167	06/2009	0	0	0
Sell		JPM	448	06/2009	0	0	0
Buy	INR	BCLY	22,513	04/2009	0	(8)	(8)
Buy		BOA	15,344	04/2009	0	0	0
Buy		CITI	12,593	04/2009	0	(4)	(4)
Buy		DUB	12,687	04/2009	0	(2)	(2)
Buy		HSBC	19,006	04/2009	0	(5)	(5)
Sell		JPM	82,144	04/2009	0	(18)	(18)
Sell		BOA	100	07/2009	0	0	0
Sell		CITI	95	07/2009	0	0	0
Sell		DUB	87	07/2009	0	0	0
Buy	JPY	CITI	1,015,870	04/2009	0	(31)	(31)
Sell		CITI	416,600	04/2009	43	0	43
Sell		BCLY	879,694	05/2009	23	0	23
Buy		BNP	61,750	05/2009	0	(2)	(2)
Sell		BNP	10,160,070	05/2009	1,763	0	1,763
Sell		CITI	3,899	05/2009	1	0	1
Buy		DUB	391,979	05/2009	0	(91)	(91)
Buy		GSC	1,028,750	05/2009	0	(109)	(109)
Sell		GSC	358,643	05/2009	42	0	42
Buy		HSBC	288,994	05/2009	0	(18)	(18)

See Accompanying Notes	Annual Report	March 31, 2009	35

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	HSBC	910,322	05/2009	$56	$0	$56
Buy		MSC	474,619	05/2009	0	(22)	(22)
Sell		MSC	600,160	05/2009	3	0	3
Sell		RBS	517,396	05/2009	23	0	23
Buy		UBS	879,694	05/2009	0	(145)	(145)
Sell		UBS	952,619	05/2009	114	0	114
Sell		MSC	10,160,071	06/2009	1,622	0	1,622
Buy	KRW	BCLY	34,048	04/2009	0	0	0
Buy		BOA	23,763	04/2009	0	0	0
Buy	MXN	CITI	832	05/2009	0	(18)	(18)
Sell		CITI	970	05/2009	0	(1)	(1)
Buy		MLP	138	05/2009	0	(1)	(1)
Buy		CITI	970	11/2009	1	0	1
Buy	MYR	BCLY	5,807	04/2009	0	(68)	(68)
Sell		BCLY	4,545	04/2009	0	(2)	(2)
Buy		BOA	4,975	04/2009	0	(56)	(56)
Buy		CITI	9,985	04/2009	0	(102)	(102)
Buy		HSBC	5,065	04/2009	0	(51)	(51)
Sell		HSBC	36	04/2009	0	0	0
Sell		JPM	13,637	04/2009	110	0	110
Buy		BCLY	4,573	08/2009	8	0	8
Sell		BCLY	11,558	08/2009	91	0	91
Sell	NZD	RBS	3,052	04/2009	0	(223)	(223)
Sell		RBS	3,052	05/2009	0	(3)	(3)
Buy	PHP	BCLY	2,530	05/2009	1	0	1
Buy		CITI	61,894	05/2009	4	(7)	(3)
Buy		JPM	18,915	05/2009	0	0	0
Sell		CITI	82,548	08/2009	24	0	24
Buy	PLN	HSBC	934	05/2009	0	(98)	(98)
Sell		JPM	934	05/2009	57	0	57
Sell	RUB	BCLY	8,331	05/2009	6	0	6
Buy		DUB	28,546	05/2009	0	(339)	(339)
Buy		HSBC	3,060	05/2009	0	(36)	(36)
Sell		JPM	23,275	05/2009	173	0	173
Buy	SAR	JPM	28,597	04/2009	0	(117)	(117)
Sell		JPM	28,597	04/2009	0	(19)	(19)
Sell	SEK	CITI	4,312	06/2009	13	0	13
Buy	SGD	CITI	1,723	04/2009	0	(48)	(48)
Buy		DUB	1,237	04/2009	0	(27)	(27)
Buy		HSBC	687	04/2009	0	(18)	(18)
Sell		JPM	4,914	04/2009	90	0	90
Buy		RBS	593	04/2009	0	(14)	(14)
Buy		HSBC	535	07/2009	0	(18)	(18)
Sell	TWD	CITI	3,735	05/2009	3	0	3

					$6,867	$(20,866)	$(13,999)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$66,313	$3,567,307	$13,348	$3,646,968
Short Sales, at value	0	(5,177)	0	(5,177)
Other Financial Instruments ++	3,449	(39,551)	3,609	(32,493)

Total	$69,762	$3,522,579	$16,957	$3,609,298

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$58	$28,240	$184	$(403)	$(5,231)	$(9,500)	$13,348
Other Financial Instruments ++	(780)	0	0	0	4,031	358	3,609

Total	$(722)	$28,240	$184	$(403)	$(1,200)	$(9,142)	$16,957

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

36	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Advantage Strategy Bond Fund	March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 2.0%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	$146

Total Australia (Cost $147)			146

BRAZIL 2.6%

Brazil Government International Bond
6.000% due 01/17/2017		$60	60

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	157	66
10.000% due 01/01/2017		92	36

Vale Overseas Ltd.
6.250% due 01/11/2016		$30	31

Total Brazil (Cost $187)			193

CANADA 0.9%

Province of Ontario Canada
6.500% due 03/08/2029	CAD	40	38

TransCanada Pipelines Ltd.
7.125% due 01/15/2019		$18	19
7.625% due 01/15/2039		10	10

Total Canada (Cost $66)			67

CHILE 0.6%

CODELCO, Inc.
7.500% due 01/15/2019		$40	46

Total Chile (Cost $42)			46

FRANCE 7.1%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	50	69

Dexia Municipal Agency
4.250% due 02/20/2013		27	37

EDF S.A.
6.950% due 01/26/2039		$22	22

France Government CPTFEMU Linked Bond
2.250% due 07/25/2020	EUR	19	26
3.150% due 07/25/2032		26	40

France Telecom S.A.
4.750% due 02/21/2017		50	66

GDF Suez
6.875% due 01/24/2019		45	67

Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		90	121

Societe Generale
5.125% due 12/19/2013		50	69

Total France (Cost $504)			517

GERMANY 2.4%

Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013	EUR	27	36

Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	70

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche Postbank AG
3.750% due 02/12/2014	EUR	50	$68

Total Germany (Cost $165)			174

JAPAN 4.0%

Japan Government CPI Linked Bond
1.200% due 12/10/2017	JPY	23,092	199
1.400% due 06/10/2018		4,995	44

Japan Government International Bond
1.500% due 09/20/2018		5,000	51

Total Japan (Cost $310)			294

MEXICO 4.8%

Mexican Bonos
7.750% due 12/14/2017	MXN	833	59
9.000% due 12/22/2011		2,300	173
9.000% due 12/20/2012		778	59

Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	25

Petroleos Mexicanos
8.000% due 05/03/2019		30	29

Total Mexico (Cost $326)			345

NETHERLANDS 5.4%

Deutsche Telekom International Finance BV
6.000% due 01/20/2017	EUR	30	41

E.ON International Finance BV
5.750% due 05/07/2020		40	55

ING Bank NV
3.375% due 03/03/2014		90	119
3.900% due 03/19/2014		$100	101

RWE Finance BV
6.625% due 01/31/2019	EUR	50	73

Total Netherlands (Cost $382)			389

NORWAY 1.0%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	70

Total Norway (Cost $67)			70

POLAND 0.5%

Poland Government International Bond
5.750% due 09/23/2022	PLN	132	36

Total Poland (Cost $36)			36

RUSSIA 2.2%

Gaz Capital S.A.
8.146% due 04/11/2018		$60	51

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		49	45

Russia Government International Bond
7.500% due 03/31/2030		66	63

Total Russia (Cost $148)			159

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SUPRANATIONAL 1.7%

European Union Government Bond
3.125% due 04/03/2014	EUR	90	$121

Total Supranational (Cost $122)			121

SWEDEN 1.7%

Swedbank AB
3.125% due 02/02/2012	EUR	90	122

Total Sweden (Cost $124)			122

UNITED KINGDOM 3.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	66

HSBC Bank PLC
3.875% due 11/09/2011		50	68

United Kingdom Gilt
4.750% due 03/07/2020	GBP	64	103

United Kingdom Gilt Inflation Linked Bond
2.500% due 07/26/2016		11	44

Total United Kingdom (Cost $278)			281

UNITED STATES 63.7%

CORPORATE BONDS & NOTES 21.6%

American Express Bank FSB
0.652% due 05/29/2012		$50	38

American International Group, Inc.
5.850% due 01/16/2018		42	17

Bank of America Corp.
2.100% due 04/30/2012		100	100

Bank of the West
2.150% due 03/27/2012		120	120

Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	54

Black & Decker Corp.
8.950% due 04/15/2014 (a)		50	49

CIT Group, Inc.
5.400% due 03/07/2013		20	13

Citigroup, Inc.
2.125% due 04/30/2012		100	100
6.125% due 05/15/2018		84	73

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		20	21

CSX Corp.
6.250% due 03/15/2018		50	43

General Electric Capital Corp.
3.000% due 12/09/2011		100	103
5.625% due 05/01/2018		40	35

Goldman Sachs Group, Inc.
1.677% due 03/22/2016		34	23

JPMorgan Chase & Co.
1.550% due 06/15/2012		100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		19	17

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	45

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		20	16
6.875% due 11/15/2018		54	42

See Accompanying Notes	Annual Report	March 31, 2009	37

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
1.574% due 10/15/2015	$44	$31

NGPL PipeCo. LLC
7.119% due 12/15/2017	40	37

Pacificorp
5.650% due 07/15/2018	29	30

Regions Bank
3.250% due 12/09/2011	100	104

Roche Holdings, Inc.
3.249% due 02/25/2011	40	40

SLM Corp.
1.459% due 01/27/2014	46	21

Sovereign Bank
2.750% due 01/17/2012	100	102

State Street Corp.
2.150% due 04/30/2012	100	101

Valero Energy Corp.
9.375% due 03/15/2019	50	52

Wachovia Corp.
1.590% due 06/15/2017	64	38

		1,565

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 12.4%

Short-Term Floating NAV Portfolio	89,994	$900

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 25.3%

Fannie Mae
5.500% due 11/01/2038 - 04/01/2039	$500	519
6.000% due 06/01/2038 - 05/01/2039	900	940

Freddie Mac
5.500% due 04/01/2039	360	373

		1,832

U.S. TREASURY OBLIGATIONS 4.4%

Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	18	18
2.375% due 01/15/2025	81	84
2.375% due 01/15/2027	14	14
2.500% due 07/15/2016	125	135
2.625% due 07/15/2017	64	70

		321

Total United States (Cost $4,635)		4,618

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS 6.9%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$501	$501

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $515. Repurchase proceeds are $501.)

Total Short-Term Instruments (Cost $501)		501

Total Investments 111.4% (Cost $8,040)		$8,079

Other Assets and Liabilities (Net) (11.4%)		(826)

Net Assets 100.0%		$7,253

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	The Global Advantage Strategy Bond Fund is investing in shares of affiliated Funds.
(d)	Cash of $19 has been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	4	$5
90-Day Euribor March Futures	Long	03/2011	1	1
90-Day Eurodollar December Futures	Long	12/2009	2	1
90-Day Eurodollar March Futures	Long	03/2010	3	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	1	0

				$9

(e)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	2.200%	$50	$0	$0	$0
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	50	1	0	1
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%	50	0	0	0
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%	50	(2)	0	(2)

							$(1)	$0	$(1)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Brazil Government International Bond	BCLY	3.810%	02/20/2014	3.228%	$40	$1	$0	$1
Mexico Government International Bond	DUB	4.970%	03/20/2019	4.019%	60	4	0	4

						$5	$0	$5

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

38	PIMCO Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY	BRL	100	$1	$0	$1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	4	2	2
Pay	3-Month CAD Bank Bill	4.250%	12/20/2013	JPM	CAD	150	16	14	2
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		$200	(19)	(13)	(6)
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	JPM	GBP	111	2	1	1
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS	JPY	25,000	6	7	(1)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM	MXN	450	2	0	2

							$12	$11	$1

(f)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	JPM	10	05/2009	$0	$0	$0
Sell		RBS	215	05/2009	1	0	1
Buy		UBS	90	05/2009	0	(1)	(1)
Buy		CITI	4	06/2009	0	0	0
Buy	BRL	HSBC	128	06/2009	1	0	1
Buy		UBS	50	06/2009	0	(1)	(1)
Buy	CAD	BNP	15	04/2009	0	0	0
Buy		BOA	8	04/2009	0	0	0
Buy		CITI	30	04/2009	0	(1)	(1)
Buy		DUB	4	04/2009	0	0	0
Buy		JPM	263	04/2009	0	(3)	(3)
Sell		JPM	47	04/2009	0	(1)	(1)
Buy	CHF	BNP	66	06/2009	2	0	2
Buy		CITI	8	06/2009	0	0	0
Buy		JPM	17	06/2009	0	0	0
Buy		UBS	5	06/2009	0	0	0
Buy	CNY	BCLY	103	05/2009	0	0	0
Buy		CITI	82	05/2009	0	0	0
Buy		HSBC	93	05/2009	0	0	0
Buy		JPM	1,255	05/2009	1	0	1
Buy		UBS	96	05/2009	0	0	0
Buy		JPM	34	07/2009	0	0	0
Buy		UBS	191	07/2009	0	0	0
Buy		BOA	163	09/2009	0	0	0
Buy	EUR	BCLY	46	04/2009	0	(1)	(1)
Buy		BNP	40	04/2009	0	0	0
Buy		CITI	71	04/2009	0	(3)	(3)
Buy		DUB	35	04/2009	1	0	1
Buy		HSBC	376	04/2009	25	0	25
Buy		JPM	179	04/2009	1	(4)	(3)
Sell		RBS	363	04/2009	0	0	0
Sell	GBP	BCLY	25	04/2009	0	(1)	(1)
Buy		BNP	5	04/2009	0	0	0
Buy		BOA	4	04/2009	0	0	0
Buy		CITI	21	04/2009	0	0	0
Buy		DUB	100	04/2009	0	(2)	(2)
Buy		GSC	5	04/2009	0	0	0
Buy		JPM	36	04/2009	1	0	1
Sell		JPM	1	04/2009	0	0	0
Buy		RBS	7	04/2009	0	0	0
Sell		RBS	49	04/2009	0	0	0
Sell	INR	BOA	656	04/2009	0	0	0
Sell		CITI	660	04/2009	0	0	0
Buy		DUB	251	04/2009	0	0	0
Sell		DUB	594	04/2009	0	0	0

See Accompanying Notes	Annual Report	March 31, 2009	39

Schedule of Investments Global Advantage Strategy Bond Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	JPM	1,660	04/2009	$0	$(1)	$(1)
Buy		BOA	671	07/2009	0	0	0
Buy		CITI	673	07/2009	0	0	0
Buy		DUB	594	07/2009	0	0	0
Buy	JPY	BNP	1,459	04/2009	0	0	0
Buy		BCLY	591	05/2009	0	0	0
Sell		BCLY	9,376	05/2009	2	0	2
Buy		BOA	1,090	05/2009	0	0	0
Buy		CITI	4,697	05/2009	0	(2)	(2)
Buy		JPM	19,966	05/2009	0	(3)	(3)
Buy		UBS	1,184	05/2009	0	0	0
Buy		JPM	10,617	06/2009	0	(2)	(2)
Buy	KRW	CITI	9,030	04/2009	1	0	1
Buy		HSBC	32,277	04/2009	1	0	1
Buy		JPM	114,584	04/2009	1	(1)	0
Buy	MXN	BCLY	787	05/2009	2	0	2
Buy		CITI	1,507	05/2009	1	0	1
Sell		CITI	168	05/2009	0	0	0
Buy		HSBC	112	05/2009	0	0	0
Sell		HSBC	2,426	05/2009	0	(13)	(13)
Buy		JPM	135	05/2009	0	0	0
Sell		JPM	7	05/2009	0	0	0
Buy		UBS	61	05/2009	0	0	0
Sell		CITI	1,159	11/2009	0	(1)	(1)
Buy	PLN	BCLY	40	05/2009	1	0	1
Buy		DUB	18	05/2009	0	0	0
Buy		JPM	54	05/2009	0	(1)	(1)
Sell		JPM	71	05/2009	1	0	1
Buy		UBS	13	05/2009	0	0	0
Buy		JPM	71	11/2009	0	(1)	(1)
Buy	SEK	BNP	391	06/2009	5	0	5
Buy		CITI	16	06/2009	0	0	0
Buy		JPM	134	06/2009	1	0	1
Buy	SGD	DUB	18	04/2009	0	0	0
Sell		DUB	15	04/2009	0	0	0
Buy		JPM	5	04/2009	0	0	0
Buy		UBS	18	04/2009	0	0	0
Buy		DUB	15	07/2009	0	0	0
Buy	ZAR	BCLY	384	05/2009	1	0	1
Sell		BCLY	788	05/2009	1	0	1
Buy		DUB	363	05/2009	1	0	1
Buy		UBS	41	05/2009	0	0	0
Buy		BCLY	788	11/2009	1	(1)	0

					$53	$(44)	$9

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$900	$7,179	$0	$8,079
Other Financial Instruments ++	9	14	0	23

Total	$909	$7,193	$0	$8,102

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Multi-Asset Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c)(d) 49.3%

CommodityReal Return Strategy Fund®	3,187,925	$19,956

Emerging Local Bond Fund	575,957	4,475

Emerging Markets Bond Fund	757,480	6,476

Global Bond Fund (Unhedged)	1,579,249	12,824

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,330	22

Investment Grade Corporate Bond Fund	459,780	4,442

Real Return Fund	695,341	6,953

RealEstate RealReturn Strategy Fund	1,674,531	3,483

Short-Term Floating NAV Portfolio	5,959,836	59,628

Total Return Fund	1,334,295	13,516

Total PIMCO Funds (Cost $135,580)		131,775

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 15.0%

American Express Bank FSB
3.150% due 12/09/2011	$5,000	5,171

Bank of America Corp.
2.100% due 04/30/2012	5,000	5,014
5.750% due 12/01/2017	1,465	1,233

Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,465	1,516

Block Financial LLC
7.875% due 01/15/2013	1,000	986

Citigroup, Inc.
2.125% due 04/30/2012	5,000	5,021

General Electric Capital Corp.
3.000% due 12/09/2011	5,000	5,152

ING Bank NV
3.900% due 03/19/2014	4,000	4,033

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	750	653

Regions Bank
3.250% due 12/09/2011	4,965	5,171

Sovereign Bank
2.750% due 01/17/2012	5,000	5,102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Corp.
1.360% due 08/01/2013	$1,460	$1,076

		40,128

INDUSTRIALS 4.1%

Black & Decker Corp.
8.950% due 04/15/2014 (a)	500	494

CSX Corp.
6.250% due 03/15/2018	250	216

Daimler Finance North America LLC
5.750% due 09/08/2011	500	473

Darden Restaurants, Inc.
6.200% due 10/15/2017	500	420

Gaz Capital S.A.
8.146% due 04/11/2018	1,500	1,267

Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	2,000	1,479

Newell Rubbermaid, Inc.
6.250% due 04/15/2018	965	809

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	500	398

Rohm & Haas Co.
6.000% due 09/15/2017	1,000	832

RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,655
11.250% due 02/01/2019	1,000	867

UST, Inc.
5.750% due 03/01/2018	1,000	878

Valero Energy Corp.
9.375% due 03/15/2019	250	259

Whirlpool Corp.
7.750% due 07/15/2016	1,000	829

		10,876

UTILITIES 1.3%

CenturyTel, Inc.
6.000% due 04/01/2017	1,000	836

Embarq Corp.
7.082% due 06/01/2016	3,000	2,704

		3,540

Total Corporate Bonds & Notes (Cost $54,243)		54,544

U.S. GOVERNMENT AGENCIES 26.8%

Fannie Mae
1.184% due 08/05/2010	10,000	10,015
5.500% due 06/01/2038 - 11/01/2038	25,000	25,977

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/01/2037 (f)	$24,225	$25,334
6.000% due 04/01/2039	5,000	5,223

Freddie Mac
2.125% due 03/23/2012	5,000	5,041

Total U.S. Government Agencies (Cost $71,133)		71,590

	SHARES
EXCHANGE-TRADED FUNDS 1.8%

SPDR Gold Trust	53,000	4,785

Total Exchange-Traded Funds (Cost $4,992)		4,785

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$2,000	2,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $2,041. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	517	517
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $530. Repurchase proceeds are $517.)

		2,517

U.S. TREASURY BILLS 1.8%
0.113% due 04/09/2009 - 05/21/2009 (b)(e)	4,670	4,670

Total Short-Term Instruments (Cost $7,186)		7,187

PURCHASED OPTIONS (h) 0.9%
(Cost $2,799)		2,373

Total Investments 101.9% (Cost $275,933)		$272,254

Written Options (i) (0.1%) (Premiums $197)		(197)

Other Assets and Liabilities (Net) (1.8%)		(4,792)

Net Assets 100.0%		$267,265

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	The Global Multi-Asset Fund is investing in shares of affiliated Funds.
(d)	Institutional Class Shares of each PIMCO Fund, except Short-Term Floating NAV Portfolio.
(e)	Securities with an aggregate market value of $4,670 have been pledged as collateral for swap and swaption contracts on March 31, 2009.

See Accompanying Notes	Annual Report	March 31, 2009	41

Schedule of Investments  Global Multi-Asset Fund  (Cont.)

(f)	Securities with an aggregate market value of $2,527 and cash of $2,961 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
S&P 500 Index June Futures	Long	06/2009	202	$4,772

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	1.879%	$500	$4	$0	$4
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	2.200%	500	0	0	0
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%	1,000	(2)	0	(2)
CenturyTel, Inc.	JPM	(2.000%	)	06/20/2017	1.220%	1,000	(55)	0	(55)
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	250	4	0	4
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%	500	(13)	0	(13)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.472%	500	(28)	0	(28)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.095%	2,000	(72)	0	(72)
Embarq Corp.	JPM	(2.350%	)	06/20/2016	1.095%	1,000	(80)	0	(80)
JSC Gazprom	BCLY	(8.850%	)	12/20/2018	5.961%	1,500	(299)	0	(299)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	6.168%	2,000	(59)	0	(59)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	2.570%	965	51	0	51
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	750	(4)	0	(4)
Rohm & Haas Co.	BNP	(1.600%	)	09/20/2017	1.428%	1,000	(13)	0	(13)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%	1,000	164	0	164
RR Donnelley & Sons Co.	UBS	(2.640%	)	03/20/2012	7.217%	2,000	226	0	226
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.487%	1,000	(17)	0	(17)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.050%	250	(13)	0	(13)
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	4.252%	1,000	66	0	66

							$(140)	$0	$(140)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	1.340%	$500	$11	$0	$11
Brazil Government International Bond	JPM	2.900%	11/20/2009	1.238%	1,000	22	0	22
Brazil Government International Bond	JPM	3.050%	11/20/2009	1.238%	100	2	0	2
Brazil Government International Bond	MLP	2.250%	11/20/2009	1.238%	150	2	0	2
Brazil Government International Bond	UBS	3.250%	12/20/2009	1.340%	500	13	0	13
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	1,465	(133)	0	(133)
Mexico Government International Bond	DUB	2.950%	12/20/2009	2.497%	500	6	0	6
Mexico Government International Bond	JPM	2.100%	11/20/2009	2.405%	150	1	0	1
Mexico Government International Bond	JPM	2.850%	11/20/2009	2.405%	1,000	14	0	14
Mexico Government International Bond	JPM	2.900%	11/20/2009	2.405%	100	2	0	2
Mexico Government International Bond	UBS	3.100%	12/20/2009	2.497%	500	8	0	8
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	3.438%	500	1	0	1
Republic of Korea Government Bond	JPM	3.450%	12/20/2009	3.438%	1,000	1	0	1
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	100	0	0	0
Republic of Korea Government Bond	UBS	1.900%	12/20/2009	3.438%	150	(2)	0	(2)
Republic of Korea Government Bond	UBS	3.500%	12/20/2009	3.438%	500	1	0	1
Russia Government International Bond	JPM	6.500%	11/20/2009	5.245%	100	3	0	3
Russia Government International Bond	MLP	3.800%	11/20/2009	5.245%	150	1	0	1
Russia Government International Bond	MSC	10.500%	11/20/2009	5.245%	1,000	72	0	72

						$25	$0	$25

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012	$500	$(9)	$0	$(9)
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012	500	(6)	0	(6)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	500	(4)	0	(4)
CDX.IG-9 5-Year Index 15-30%	DUB	1.820%	12/20/2012	2,500	38	0	38
CDX.IG-9 5-Year Index 15-30%	MLP	1.720%	12/20/2012	2,500	29	0	29
CDX.IG-9 5-Year Index 15-30%	MSC	1.163%	12/20/2012	3,000	(26)	0	(26)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	3,000	(109)	(68)	(41)

					$(87)	$(68)	$(19)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

42	PIMCO Funds	See Accompanying Notes

March 31, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY	$80,000	$(3,989)	$(3,568)	$(421)
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	11,000	(548)	(403)	(145)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA	14,200	(1,323)	(759)	(564)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	MLP	3,600	(335)	(307)	(28)
Pay	3-Month USD-LIBOR	5.000%	12/16/2039	BOA	3,500	1,104	1,091	13

						$(5,091)	$(3,946)	$(1,145)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	642,171	1-Month USD-LIBOR less 0.350%	$22,733	04/14/2009	MLP	$1,405
Pay	iShares MSCI EM Index	512,763	1-Month USD-LIBOR less 0.750%	10,886	04/30/2009	MLP	(1,838)
Receive	iShares MSCI EM Index	1,001,514	1-Month USD-LIBOR less 0.750%	21,262	04/30/2009	MLP	3,589

							$3,156

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	293	$1,284	$1,055
Put - CBOE S&P 500 Index December Futures	700.000	12/20/2009	115	817	693
Put - CBOE S&P 500 Index September Futures	700.000	09/19/2009	115	642	560

				$2,743	$2,308

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$65

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOE S&P 500 Index December Futures	$500.000	12/19/2009	115	$197	$197

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Premium
Balance at 10/29/2008	0	$0
Sales	228	612
Closing Buys	(113)	(415)
Expirations	0	0
Exercised	0	0

Balance at 03/31/2009	115	$197

See Accompanying Notes	Annual Report	March 31, 2009	43

Schedule of Investments Global Multi-Asset Fund (Cont.)	March 31, 2009

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	JPM	73	04/2009	$0	$(5)	$(5)
Sell	GBP	JPM	135	04/2009	2	0	2

					$2	$(5)	$(3)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$139,363	$132,891	$0	$272,254
Other Financial Instruments ++	4,574	1,875	0	6,449

Total	$143,937	$134,766	$0	$278,703

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

44	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (f) 5.8%

Short-Term Floating NAV Portfolio	37,278,568	$372,972

Total PIMCO Funds (Cost $372,916)		372,972

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 5.6%

AES Corp.
15.430% due 03/31/2010	$6,000	5,400

Allison Transmission, Inc.
3.290% due 08/07/2014	8,988	6,002
3.320% due 08/07/2014	824	550

ARAMARK Corp.
2.038% due 01/26/2014	597	520
3.334% due 01/26/2014	9,403	8,192

Biomet, Inc.
3.518% due 03/25/2015	75	68
3.522% due 03/25/2015	45	41
4.222% due 03/25/2015	6,604	5,971

Cablevision
2.306% due 03/30/2013	2,468	2,245

Calpine Corp.
4.095% due 03/29/2014	4,962	3,804

Cengage Learning, Inc.
3.020% due 07/05/2014	28,270	19,223

Community Health Systems, Inc.
2.768% due 07/25/2014	3,804	3,297
3.506% due 07/25/2014	36,360	31,515
4.000% due 07/25/2014	584	506

CSC Holdings, Inc.
9.750% due 08/01/2013	8,850	8,076

Daimler Finance North America LLC
4.560% due 08/03/2012	58,078	31,326

Delphi Corp.
7.250% due 06/30/2009	833	663
8.500% due 06/30/2009	9,000	1,347

Dex Media West LLC
7.000% due 10/13/2014	1,000	459

First Data Corp.
3.268% due 09/24/2014	481	325
3.272% due 09/24/2014	7,923	5,363

Ford Motor Co.
3.560% due 12/16/2013	47,393	22,834

Freescale Semiconductor, Inc.
8.000% due 12/15/2014	3,328	1,735

Georgia-Pacific Corp.
2.956% due 12/20/2012	306	271
3.292% due 12/20/2012	15,754	13,935
3.459% due 12/20/2012	253	224

Goodyear Tire & Rubber Co.
2.280% due 04/30/2014	3,000	2,105

Harrah’s Operating Co., Inc.
3.518% due 01/28/2015	10	6
4.159% due 01/28/2015	980	590

HCA, Inc.
3.470% due 11/18/2013	37,271	31,801

Headwaters, Inc.
5.970% due 04/30/2011	1,684	1,221

HealthSouth Corp.
3.020% due 03/10/2013	67	59
3.050% due 03/10/2013	3,550	3,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Hertz Corp.
1.227% due 12/21/2012	$795	$606
2.260% due 12/21/2012	370	282
2.290% due 12/21/2012	1,923	1,465
2.300% due 12/21/2012	369	281
2.310% due 12/21/2012	591	451
2.320% due 12/21/2012	793	604

Idearc, Inc.
3.220% due 11/17/2014 (a)	7,919	3,059

Ineos Group Holdings PLC
7.001% due 10/07/2012	8,677	3,384

Intelsat Ltd.
3.921% due 02/01/2014	20,750	15,407

Lender Processing Services
3.018% due 07/02/2014	1,985	1,923

Local Insight
6.250% due 04/21/2015	1,878	676
7.750% due 04/21/2015	2,836	1,021

Mylan Laboratories, Inc.
3.812% due 10/02/2014	1,547	1,441
4.500% due 10/02/2014	6,455	6,012

NRG Energy, Inc.
1.359% due 02/01/2013	3,793	3,424
1.979% due 02/01/2013	1,368	1,235
2.959% due 02/01/2013	6,627	5,982

Nuveen Investments, Inc.
3.518% due 11/13/2014	3,628	2,050
3.520% due 11/01/2014	3,175	1,794
4.232% due 11/01/2014	126	72

RH Donnelley Corp.
6.750% due 06/30/2011	3,364	1,486

Roundy’s Supermarket, Inc.
3.250% due 10/27/2011	4,174	3,694
3.290% due 10/27/2011	5,238	4,636

SunGard Data Systems, Inc.
2.991% due 02/11/2013	14,000	11,935

Telesat Canada
3.520% due 10/31/2014	269	237
4.180% due 10/31/2014	2,923	2,569
4.190% due 10/31/2014	980	861
4.220% due 10/31/2014	418	367
4.270% due 10/31/2014	705	620

Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	174	115
4.018% due 10/10/2014	306	203
4.033% due 10/10/2014	46,294	30,645

Tribune Co.
5.000% due 06/04/2024 (a)	6,212	1,612
5.250% due 06/04/2024 (a)	13,344	3,195

United Surgical
2.550% due 04/19/2014	3,335	2,793
3.160% due 04/19/2014	4,300	3,601
5.000% due 04/19/2014	46	38

Verso Paper Holdings LLC
7.509% due 02/11/2013	26	19
7.685% due 02/01/2013	986	716

VNU/Nielson Finance LLC
2.533% due 08/09/2013	5,363	4,198

Weather Investments II SARL
8.392% due 12/21/2011	8,232	8,014
9.635% due 10/26/2014	3,000	2,623

West Corp.
7.250% due 10/24/2013	2,978	2,235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wrigley WM Jr. Co.
6.500% due 10/06/2014	$8,394	$8,312

Total Bank Loan Obligations (Cost $486,762)		358,707

CORPORATE BONDS & NOTES 65.9%

BANKING & FINANCE 17.5%

AES Ironwood LLC
8.857% due 11/30/2025	56,449	49,957

AES Red Oak LLC
8.540% due 11/30/2019	28,451	26,033
9.200% due 11/30/2029	2,795	2,446

American Express Bank FSB
5.500% due 04/16/2013	29,200	25,215

American Express Co.
7.000% due 03/19/2018	46,500	41,111

American Express Credit Corp.
0.716% due 06/16/2011	1,400	1,217
1.920% due 05/27/2010	2,050	1,936

American General Finance Corp.
6.900% due 12/15/2017	8,200	2,878

American International Group, Inc.
1.224% due 01/29/2010	1,150	726
1.388% due 03/20/2012	1,510	712
4.950% due 03/20/2012	14,500	7,094
5.050% due 10/01/2015	4,600	2,048
5.375% due 10/18/2011	7,375	3,838
5.450% due 05/18/2017	4,885	1,936
5.850% due 01/16/2018	18,900	7,413
8.175% due 05/15/2058	15,925	1,357
8.250% due 08/15/2018	73,825	31,640

ANZ National International Ltd.
6.200% due 07/19/2013	1,975	1,907

ASIF I
1.309% due 07/26/2010	6,000	4,805

Bank of America Corp.
8.000% due 12/29/2049	117,225	47,005
8.125% due 12/29/2049	740	303

Bank of America Institutional Capital B
7.700% due 12/31/2026	426	167

Barclays Bank PLC
6.050% due 12/04/2017	19,175	15,113
7.434% due 09/29/2049	5,100	2,121
7.700% due 04/29/2049	48,525	21,351

Bear Stearns Cos. LLC
6.400% due 10/02/2017	7,300	7,121

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	172

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	1,754

Caelus Re Ltd.
7.511% due 06/07/2011	2,950	2,780

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	7,450	6,186
5.600% due 11/02/2011	10,170	7,361

CIT Group, Inc.
1.451% due 03/12/2010	4,775	3,799
1.464% due 07/28/2011	6,375	4,091
4.250% due 02/01/2010	5,300	4,544
4.750% due 12/15/2010	8,440	6,809
5.200% due 11/03/2010	17,550	14,162
5.400% due 03/07/2013	4,675	2,919
5.600% due 04/27/2011	10,100	7,377
5.800% due 07/28/2011	2,750	1,985

See Accompanying Notes	Annual Report	March 31, 2009	45

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Capital XXI
8.300% due 12/21/2057	$19,500	$9,410

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	7,056

Citigroup, Inc.
1.396% due 05/18/2010	3,250	2,921
1.554% due 06/09/2016	19,200	9,615
6.125% due 05/15/2018	4,450	3,850
8.400% due 04/29/2049	55,200	31,265

El Paso Performance-Linked Trust
7.750% due 07/15/2011	28,955	27,902

Ford Motor Credit Co. LLC
4.010% due 01/13/2012	2,355	1,487
5.700% due 01/15/2010	6,350	5,440
7.000% due 10/01/2013	53,980	36,138
7.375% due 10/28/2009	35,450	31,797
8.000% due 12/15/2016	89,525	58,933
12.000% due 05/15/2015	7,800	5,921

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	7,300	7,629

General Electric Capital Corp.
1.428% due 05/11/2016	2,100	1,372
6.875% due 01/10/2039	23,250	19,036

GMAC LLC
3.461% due 12/01/2014	500	251
5.625% due 05/15/2009	1,950	1,846
6.625% due 05/15/2012	175	97
6.750% due 12/01/2014	500	236
8.000% due 11/01/2031	20,065	7,464

Goldman Sachs Group, Inc.
1.454% due 08/05/2011	1,100	997
1.677% due 03/22/2016	2,975	2,028
6.150% due 04/01/2018	11,800	10,804
6.750% due 10/01/2037	35,075	23,803

HBOS PLC
6.750% due 05/21/2018	16,100	12,441

JPMorgan Chase & Co.
7.900% due 04/29/2049	32,050	20,639

JPMorgan Chase Bank N.A.
1.656% due 06/13/2016	10,125	6,938
6.000% due 10/01/2017	3,930	3,692

KRATON Polymers LLC
8.125% due 01/15/2014	10,745	3,385

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	4,175	522
6.625% due 01/18/2012 (a)	1,375	182
6.750% due 12/28/2017 (a)	19,425	2
6.875% due 05/02/2018 (a)	18,975	2,372
7.500% due 05/11/2038 (a)	14,175	1

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	15,025	14,152
6.875% due 04/25/2018	28,875	22,632

Metropolitan Life Global Funding I
1.972% due 06/25/2010	5,000	4,579

Mirage Resorts, Inc.
7.250% due 08/01/2017	6,641	2,424

Morgan Stanley
1.341% due 05/07/2010	1,650	1,542
1.574% due 10/15/2015	17,950	12,772
1.648% due 01/09/2012	2,050	1,646
1.698% due 01/09/2014	1,680	1,247
5.950% due 12/28/2017	38,285	34,859

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	11,350	7,614

National City Bank of Kentucky
6.300% due 02/15/2011	2,225	2,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

NB Capital Trust IV
8.250% due 04/15/2027	$1,200	$522

NSG Holdings LLC
7.750% due 12/15/2025	31,940	25,392

Petroleum Export Ltd. II
6.340% due 06/20/2011	11,643	9,591

Rabobank Capital Funding Trust
5.254% due 12/29/2049	8,035	3,620

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	16,050	7,071
7.640% due 03/31/2049	36,825	8,292

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	26,100	14,374

SLM Corp.
1.299% due 07/27/2009	500	482
1.319% due 07/26/2010	5,950	4,225
1.459% due 01/27/2014	2,125	975
4.500% due 07/26/2010	250	188
5.000% due 10/01/2013	12,650	6,735
5.000% due 04/15/2015	2,000	941
5.000% due 06/15/2018	1,000	519
5.125% due 08/27/2012	2,608	1,407
8.450% due 06/15/2018	27,000	14,604

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/25/2049	6,600	5,358

Teco Finance, Inc.
6.572% due 11/01/2017	5,734	4,459

Tenneco, Inc.
8.125% due 11/15/2015	15,505	3,179
10.250% due 07/15/2013	3,327	1,780

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	6,118
7.500% due 07/18/2016	14,750	10,728

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	3,362
6.103% due 06/27/2012	7,000	6,131

UBS AG
5.750% due 04/25/2018	20,275	16,999

UBS Preferred Funding Trust V
6.243% due 05/29/2049	9,200	2,515

Universal City Development Partners
11.750% due 04/01/2010	14,500	12,470

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010	12,273	4,357
8.375% due 05/01/2010	7,900	2,804

Ventas Realty LP
6.500% due 06/01/2016	6,940	6,038
6.625% due 10/15/2014	4,325	3,871
6.750% due 04/01/2017	19,310	16,607
7.125% due 06/01/2015	12,225	11,064
9.000% due 05/01/2012	440	441

Wachovia Corp.
1.360% due 08/01/2013	2,100	1,547

Wells Fargo & Co.
7.980% due 02/28/2049	43,275	20,364

Wells Fargo Capital XIII
7.700% due 12/29/2049	18,650	8,892

Wells Fargo Capital XV
9.750% due 09/26/2044	48,874	35,707

Wilmington Trust Co.
10.732% due 01/01/2013 (m)	4,961	4,184

		1,122,428

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 33.7%

Actuant Corp.
6.875% due 06/15/2017	$11,975	$10,209

Allied Waste North America, Inc.
7.250% due 03/15/2015	9,417	8,910

Allison Transmission, Inc.
11.000% due 11/01/2015	19,970	9,586

Altria Group, Inc.
9.250% due 08/06/2019	13,450	14,415

American Airlines Pass-Through Trust 2001-02
8.608% due 10/01/2012	1,645	1,094

American Stores Co.
7.900% due 05/01/2017	3,960	3,673
8.000% due 06/01/2026	35,725	30,723

AmeriGas Partners LP
7.125% due 05/20/2016	30,085	28,430
7.250% due 05/20/2015	19,695	18,612

Anadarko Petroleum Corp.
5.950% due 09/15/2016	21,300	18,377

ARAMARK Corp.
4.670% due 02/01/2015	7,625	5,852
8.500% due 02/01/2015	21,055	19,476

ArvinMeritor, Inc.
8.125% due 09/15/2015	46,415	15,549
8.750% due 03/01/2012	20,010	7,304

Berry Plastics Corp.
5.195% due 09/15/2014	1,165	431
5.844% due 02/15/2015	20,100	14,673
8.875% due 09/15/2014	31,280	17,673

Biomet, Inc.
10.000% due 10/15/2017	28,677	28,534
10.375% due 10/15/2017 (c)	30,385	25,827
11.625% due 10/15/2017	89,462	79,398

Cascades, Inc.
7.250% due 02/15/2013	23,360	13,140

Celestica, Inc.
7.875% due 07/01/2011	27,609	27,057

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	6,516

Charter Communications Operating LLC
8.375% due 04/30/2014	5,475	4,845

Chesapeake Energy Corp.
6.625% due 01/15/2016	900	754
6.875% due 01/15/2016	4,294	3,628
7.000% due 08/15/2014	8,335	7,376
7.250% due 12/15/2018	12,250	10,122
7.500% due 09/15/2013	1,600	1,472
7.500% due 06/15/2014	10,485	9,515
7.625% due 07/15/2013	1,275	1,179
9.500% due 02/15/2015	30,950	30,254

Colorado Interstate Gas Co.
5.950% due 03/15/2015	2,450	2,224

Community Health Systems, Inc.
8.875% due 07/15/2015	46,332	44,015

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	9,110	7,242
7.750% due 05/15/2017	17,175	13,225

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)	13,212	11,713
7.373% due 06/15/2017	986	611
7.566% due 09/15/2021	2,729	2,047

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	18,295	2,287

46	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Crown Americas LLC
7.625% due 11/15/2013	$1,911	$1,928
7.750% due 11/15/2015	15,885	16,044

CSC Holdings, Inc.
6.750% due 04/15/2012	2,025	1,959
7.625% due 04/01/2011	38,645	38,548
7.625% due 07/15/2018	29,923	27,080
7.875% due 02/15/2018	9,325	8,579
8.500% due 04/15/2014	4,425	4,381
8.500% due 06/15/2015	13,945	13,701
8.625% due 02/15/2019	4,350	4,209

DaVita, Inc.
6.625% due 03/15/2013	6,945	6,771
7.250% due 03/15/2015	19,578	18,917

Delta Air Lines, Inc.
7.779% due 07/02/2013	6,733	5,656

Dex Media West LLC
9.875% due 08/15/2013	46,244	9,364

DirecTV Holdings LLC
8.375% due 03/15/2013	775	788

DISH DBS Corp.
6.375% due 10/01/2011	2,000	1,935
6.625% due 10/01/2014	1,525	1,369
7.000% due 10/01/2013	18,055	16,836
7.125% due 02/01/2016	87,504	78,754
7.750% due 05/31/2015	1,475	1,364

Dynegy Holdings, Inc.
7.125% due 05/15/2018	4,500	2,408
7.625% due 10/15/2026	3,985	1,733

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	16,750	16,080

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	25,635	19,419

El Paso Corp.
6.875% due 06/15/2014	650	582
6.950% due 06/01/2028	275	191
7.000% due 05/15/2011	625	601
7.000% due 06/15/2017	29,070	24,908
7.250% due 06/01/2018	11,050	9,448
7.420% due 02/15/2037	1,375	965
7.750% due 06/15/2010	6,975	6,907
7.800% due 08/01/2031	34,497	25,978
8.050% due 10/15/2030	5,285	4,067

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	2,911

Enterprise Products Operating LLC
7.034% due 01/15/2068	4,840	3,029
8.375% due 08/01/2066	50,971	34,192

Ferrellgas Partners LP
6.750% due 05/01/2014	450	380
7.240% due 08/01/2010 (m)	26,000	23,769
8.750% due 06/15/2012	2,495	2,108
8.870% due 08/01/2009 (m)	32,250	31,524

First Data Corp.
9.875% due 09/24/2015	87,300	51,507

Ford Motor Co.
7.125% due 11/15/2025	8,722	2,660
7.500% due 08/01/2026	20,800	6,344
9.215% due 09/15/2021	1,225	361

Freeport-McMoRan Copper & Gold, Inc.
7.084% due 04/01/2015	12,615	10,392
8.375% due 04/01/2017	27,580	25,824

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	29,520	6,347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	$24,550	$24,980

Gaz Capital S.A.
8.146% due 04/11/2018	13,375	11,034

General Motors Corp.
7.400% due 09/01/2025	600	72
7.700% due 04/15/2016	4,230	529
8.250% due 07/15/2023	25,895	3,172

Georgia-Pacific LLC
7.000% due 01/15/2015	8,055	7,572
7.125% due 01/15/2017	9,025	8,393
7.250% due 06/01/2028	13,550	9,485
7.375% due 12/01/2025	28,210	20,452
8.000% due 01/15/2024	76,715	61,372
8.875% due 05/15/2031	4,550	3,663
9.500% due 12/01/2011	1,430	1,435

Goodyear Tire & Rubber Co.
6.318% due 12/01/2009	475	456
9.000% due 07/01/2015	24,758	19,187

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	41,393	8,072

HCA, Inc.
7.190% due 11/15/2015	21,417	14,581
9.000% due 12/15/2014	3,246	2,363
9.125% due 11/15/2014	25,248	23,796
9.250% due 11/15/2016	130,980	119,519
9.875% due 02/15/2017	1,600	1,520

Ineos Group Holdings PLC
7.001% due 10/07/2012	1,047	408
8.500% due 02/15/2016	12,030	752

Intergen NV
9.000% due 06/30/2017	32,403	29,487

JET Equipment Trust
7.630% due 08/15/2012 (a)	1,431	48
9.410% due 06/15/2010 (a)	683	369
10.000% due 06/15/2012 (a)	5,185	2,800

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	16,939	15,499

Kerr-McGee Corp.
6.950% due 07/01/2024	15,100	11,604

Legrand France S.A.
8.500% due 02/15/2025	16,900	14,276

Lender Processing Services, Inc.
8.125% due 07/01/2016	400	399

Mattel, Inc.
1.720% due 06/15/2009	5,500	5,500

MGM Mirage
6.875% due 04/01/2016	4,285	1,478

Nalco Co.
7.750% due 11/15/2011	4,900	4,851
8.875% due 11/15/2013	20,940	20,207

New Albertson’s, Inc.
6.570% due 02/23/2028	500	351
6.950% due 08/01/2009	3,775	3,784
7.450% due 08/01/2029	23,775	19,852
7.750% due 06/15/2026	580	489

Newfield Exploration Co.
6.625% due 09/01/2014	2,550	2,320
6.625% due 04/15/2016	250	222
7.125% due 05/15/2018	1,300	1,157

Norampac Industries, Inc.
6.750% due 06/01/2013	13,879	6,246

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	21,080	19,815

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	$15,310	$2,526
10.125% due 07/15/2013 (a)	36,375	7,002
10.750% due 07/15/2016 (a)	1,095	214

Northwest Airlines, Inc.
7.691% due 10/01/2018	5,742	3,158

Northwest Pipeline GP
7.125% due 12/01/2025	4,300	4,019

OPTI Canada, Inc.
8.250% due 12/15/2014	21,980	9,946

Pfizer, Inc.
7.200% due 03/15/2039	18,800	20,252

Quebecor Media, Inc.
7.750% due 03/15/2016	58,982	45,121

Range Resources Corp.
7.250% due 05/01/2018	2,225	2,002
7.500% due 10/01/2017	1,700	1,556

Reynolds American, Inc.
7.750% due 06/01/2018	2,970	2,622

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	548
8.875% due 01/15/2016	7,820	489
8.875% due 10/15/2017	3,555	213

RH Donnelley, Inc.
11.750% due 05/15/2015	21,980	2,967

Roche Holdings, Inc.
6.000% due 03/01/2019	14,800	15,273

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	11,095	9,431

Royal Caribbean Cruises Ltd.
7.000% due 06/15/2013	350	198
7.250% due 06/15/2016	4,000	1,900
7.250% due 03/15/2018	5,425	2,523

SandRidge Energy, Inc.
5.060% due 04/01/2014	2,000	1,203
8.625% due 04/01/2015 (c)	59,290	38,835

Sanmina-SCI Corp.
8.125% due 03/01/2016	10,595	3,761

SemGroup LP
8.750% due 11/15/2015 (a)	46,350	1,854

Sensata Technologies BV
8.000% due 05/01/2014	45,525	13,885

Service Corp. International
7.375% due 10/01/2014	860	804
7.625% due 10/01/2018	4,675	4,044

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	978

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,300	3,021

Sonat, Inc.
7.000% due 02/01/2018	7,109	5,973

Southern Natural Gas Co.
5.900% due 04/01/2017	3,950	3,463
8.000% due 03/01/2032	500	456

Suburban Propane Partners LP
6.875% due 12/15/2013	14,657	13,997

Sungard Data Systems, Inc.
9.125% due 08/15/2013	58,381	51,083

SUPERVALU, Inc.
7.500% due 11/15/2014	2,050	2,012

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,350	2,276

See Accompanying Notes	Annual Report	March 31, 2009	47

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (m)	$10,000	$8,593

TRW Automotive, Inc.
7.000% due 03/15/2014	31,650	13,451
7.250% due 03/15/2017	19,935	8,373

United Airlines, Inc.
6.071% due 03/01/2013	161	156
6.201% due 12/31/2049	119	113
6.602% due 03/01/2015	150	144
7.032% due 10/01/2010	724	703

United Rentals North America, Inc.
6.500% due 02/15/2012	33,490	26,959

Unitymedia GmbH
10.375% due 02/15/2015	11,925	10,911

Verso Paper Holdings LLC
9.125% due 08/01/2014	28,670	10,895

Videotron Ltee
9.125% due 04/15/2018	1,925	1,966
9.125% due 04/15/2018	850	868

Waste Management, Inc.
6.875% due 05/15/2009	5,950	5,964

West Corp.
9.500% due 10/15/2014	21,220	14,881
11.000% due 10/15/2016	4,325	2,898

Willamette Industries, Inc.
6.450% due 08/19/2009	10,650	10,725

Williams Cos., Inc.
6.375% due 10/01/2010	5,360	5,276
7.500% due 01/15/2031	269	213
7.625% due 07/15/2019	6,740	6,313
7.750% due 06/15/2031	1,000	812
8.750% due 01/15/2020	7,850	7,824

Williams Partners LP
7.250% due 02/01/2017	6,100	5,192

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,345	14,273

Windstream Corp.
8.125% due 08/01/2013	5,000	4,950
8.625% due 08/01/2016	57,060	56,347

Wynn Las Vegas LLC
6.625% due 12/01/2014	24,635	18,723

		2,151,481

UTILITIES 14.7%

AES Corp.
7.750% due 03/01/2014	4,890	4,401
7.750% due 10/15/2015	2,564	2,250
8.000% due 10/15/2017	11,295	9,742
8.000% due 06/01/2020	4,575	3,729
9.750% due 04/15/2016 (b)	13,650	12,899

Appalachian Power Co.
7.950% due 01/15/2020	11,900	12,238

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,370

CMS Energy Corp.
2.044% due 01/15/2013	5,500	4,318

Energy Future Holdings Corp.
10.875% due 11/01/2017	121,320	78,858
11.250% due 11/01/2017 (c)	5,300	2,266

Frontier Communications Corp.
6.250% due 01/15/2013	2,375	2,164
6.625% due 03/15/2015	5,725	4,866
7.000% due 11/01/2025	1,650	941
7.125% due 03/15/2019	38,695	30,569
7.450% due 07/01/2035	6,539	3,596

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.875% due 01/15/2027	$1,875	$1,275
9.000% due 08/15/2031	28,060	19,396

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	5,865	205
9.750% due 05/01/2013 (a)	24,985	500

Homer City Funding LLC
8.734% due 10/01/2026	11,646	9,492

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	7,910	7,040
8.625% due 11/14/2011	1,010	992

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	34,615	29,250

Knight, Inc.
5.150% due 03/01/2015	2,218	1,874
6.500% due 09/01/2012	10,602	9,939

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,870	18,398

Midwest Generation LLC
8.560% due 01/02/2016	63,758	59,135

NGPL PipeCo. LLC
7.119% due 12/15/2017	25,610	23,523

NRG Energy, Inc.
7.250% due 02/01/2014	20,020	18,869
7.375% due 02/01/2016	64,935	60,552
7.375% due 01/15/2017	24,490	22,837

NV Energy, Inc.
6.750% due 08/15/2017	1,905	1,522
7.803% due 06/15/2012	13,825	13,441

Oncor Electric Delivery Co.
7.250% due 01/15/2033	1,000	927

PSEG Energy Holdings LLC
8.500% due 06/15/2011	47,705	47,185

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,763	1,692

Qwest Communications International, Inc.
7.500% due 02/15/2014	101,609	88,400

Qwest Corp.
4.570% due 06/15/2013	4,915	4,239
7.200% due 11/10/2026	9,976	6,834
7.500% due 06/15/2023	9,806	7,453
8.875% due 03/15/2012	25,430	25,239

Reliant Energy, Inc.
6.750% due 12/15/2014	45,124	41,740

Sithe Independence Funding Corp.
9.000% due 12/30/2013	7,773	7,141

Sprint Capital Corp.
6.375% due 05/01/2009	12,800	12,800
6.900% due 05/01/2019	78,815	55,959
7.625% due 01/30/2011	14,309	13,307
8.375% due 03/15/2012	22,235	20,123
8.750% due 03/15/2032	32,110	21,674

Sprint Nextel Corp.
6.000% due 12/01/2016	29,395	21,164

Telesat Canada
11.000% due 11/01/2015	19,845	16,571
12.500% due 11/01/2017	6,200	4,619

Tenaska Alabama Partners LP
7.000% due 06/30/2021	29,918	23,235

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	42,045	21,233
10.500% due 11/01/2016 (c)	3,180	1,193

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	21,184	20,549

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)	$3,046	$2,583

		938,307

Total Corporate Bonds & Notes (Cost $5,606,396)		4,212,216

CONVERTIBLE BONDS & NOTES 4.6%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	8,600	3,257

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	3,500	2,489

Alcoa, Inc.
5.250% due 03/15/2014	5,990	7,944

Amgen, Inc.
0.375% due 02/01/2013	18,253	16,701

Archer-Daniels-Midland Co.
0.875% due 02/15/2014	12,571	11,738

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	277

Beckman Coulter, Inc.
2.500% due 12/15/2036	2,500	2,387

Chesapeake Energy Corp.
2.250% due 12/15/2038	48,795	25,373
2.500% due 05/15/2037	23,150	15,337

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,062

CMS Energy Corp.
2.875% due 12/01/2024	14,290	14,987

EMC Corp.
1.750% due 12/01/2013	6,000	5,887

Intel Corp.
2.950% due 12/15/2035	1,955	1,603

L-3 Communications Holdings, Inc.
3.000% due 08/01/2035	7,500	7,266

Life Technologies Corp.
1.500% due 02/15/2024	8,684	7,783

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	9,250	6,614

Medtronic, Inc.
1.625% due 04/15/2013	23,300	20,708

Millipore Corp.
3.750% due 06/01/2026	6,500	6,061

Morgan Stanley
1.700% due 10/15/2012	7,200	5,517

Mylan, Inc.
1.250% due 03/15/2012	25,725	22,156

National City Corp.
4.000% due 02/01/2011	20,135	18,449

Newell Rubbermaid, Inc.
5.500% due 03/15/2014	2,415	2,678

Nortel Networks Corp.
1.750% due 04/15/2012 (a)	3,500	534
2.125% due 04/15/2014 (a)	10,475	1,598

NovaMed, Inc.
1.000% due 06/15/2012	200	86

Peabody Energy Corp.
4.750% due 12/15/2041	17,200	12,169

Prudential Financial, Inc.
0.000% due 12/15/2037	31,775	31,457

Qwest Communications International, Inc.
3.500% due 11/15/2025	14,275	13,240

48	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012	$9,000	$8,168

Transocean Ltd.
1.625% due 12/15/2037	8,750	8,083

U.S. Bancorp
0.704% due 12/11/2035	11,625	10,346

Ventas, Inc.
3.875% due 11/15/2011	3,000	2,558

Total Convertible Bonds & Notes (Cost $330,640)		297,513

MUNICIPAL BONDS & NOTES 0.3%

Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012	605	608
9.750% due 09/01/2017	1,160	1,177
9.750% due 09/01/2022	1,375	1,311
9.750% due 09/01/2027	2,170	1,960
9.750% due 09/01/2032	3,480	3,087

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	5,300	4,495

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	1,000	848

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	139

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	1,785	1,618
7.490% due 11/01/2018	1,435	1,396
7.740% due 11/01/2021	1,885	1,723

Total Municipal Bonds & Notes (Cost $18,002)		18,362

U.S. GOVERNMENT AGENCIES 6.3%

Fannie Mae
6.000% due 12/01/2037 - 01/01/2039	166,474	174,094
6.000% due 05/01/2038 (i)	11,735	12,272

Freddie Mac
6.000% due 02/01/2039	206,800	216,460

Total U.S. Government Agencies (Cost $400,417)		402,826

U.S. TREASURY OBLIGATIONS 1.3%

U.S. Treasury Bonds
3.500% due 02/15/2039	82,400	81,679

Total U.S. Treasury Obligations (Cost $80,240)		81,679

MORTGAGE-BACKED SECURITIES 2.4%

American Home Mortgage Assets
0.712% due 05/25/2046	3,483	1,230
0.712% due 09/25/2046	1,478	571
0.732% due 10/25/2046	4,539	1,474
2.333% due 02/25/2047	1,585	480
2.553% due 11/25/2046	25,735	7,639
6.250% due 06/25/2037	11,009	5,900

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,324	712

Banc of America Funding Corp.
5.357% due 11/20/2035	641	388

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Mortgage Securities, Inc.
5.427% due 02/25/2036	$571	$347

BCAP LLC Trust
0.692% due 01/25/2037	2,201	844

Bear Stearns Adjustable Rate Mortgage Trust
5.008% due 01/25/2035	466	359
5.473% due 05/25/2047	3,704	1,902
5.735% due 02/25/2036	508	265

Bear Stearns Alt-A Trust
0.742% due 12/25/2046	345	57

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	1,519	786

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	351	278
5.664% due 07/25/2046	1,109	544
6.008% due 09/25/2037	7,277	3,635

Commercial Mortgage Pass-Through Certificates
5.816% due 12/10/2049	2,100	1,534

Countrywide Alternative Loan Trust
0.692% due 01/25/2037	700	249
0.712% due 09/25/2046	2,989	1,075
0.732% due 07/25/2046	657	235
0.740% due 12/20/2046	7,932	2,572
0.752% due 08/25/2046	1,282	254
0.755% due 07/20/2046	3,724	1,347
0.772% due 09/25/2046	700	63
0.772% due 10/25/2046	482	106
0.782% due 06/25/2035	357	147
0.792% due 05/25/2036	512	74
0.852% due 11/20/2035	1,548	623
0.892% due 02/25/2037	30,701	10,108
1.292% due 11/25/2035	813	300
2.633% due 12/25/2035	1,969	853
5.409% due 10/25/2035	474	273
5.750% due 03/25/2037	500	224
5.895% due 02/25/2037	3,094	1,580
6.000% due 11/25/2036	2,700	1,339
6.500% due 11/25/2037	1,342	812

Countrywide Home Loan Mortgage Pass-Through Trust
0.822% due 04/25/2046	736	114
5.390% due 02/25/2047	572	243
5.543% due 04/20/2036	546	324
5.594% due 03/25/2037	556	239
5.603% due 02/20/2036	624	299
6.080% due 09/25/2047	807	411

CS First Boston Mortgage Securities Corp.
5.435% due 09/15/2034	6,744	6,561

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.587% due 10/25/2035	471	248
5.869% due 10/25/2036	700	216
5.886% due 10/25/2036	700	238

Downey Savings & Loan Association Mortgage Loan Trust
0.876% due 07/19/2045	504	122

Greenpoint Mortgage Funding Trust
0.722% due 10/25/2046	800	90
0.722% due 12/25/2046	600	60
0.732% due 10/25/2046	800	94
0.792% due 04/25/2036	674	206

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	2,482	1,872

GSR Mortgage Loan Trust
0.782% due 08/25/2046	638	106
5.178% due 01/25/2036	1,636	897

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	785	313
0.736% due 07/19/2046	3,020	1,100
0.756% due 09/19/2046	1,696	643

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.483% due 12/19/2036	$4,204	$1,347
5.750% due 08/19/2036	6,466	2,697
5.908% due 08/19/2036	769	364

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	1,319	470

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	700	344

Indymac Index Mortgage Loan Trust
0.712% due 09/25/2046	2,286	843
0.722% due 06/25/2047	1,351	479
0.732% due 05/25/2046	469	168
0.762% due 07/25/2035	456	188
0.792% due 06/25/2037	748	161
5.311% due 01/25/2036	451	307
5.369% due 09/25/2035	499	253
5.446% due 10/25/2035	470	263
5.572% due 11/25/2035	18,489	9,880
5.885% due 06/25/2036	700	265

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	3,829	3,009

Luminent Mortgage Trust
0.692% due 12/25/2036	1,788	627
0.702% due 12/25/2036	944	305
0.722% due 10/25/2046	757	312

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	1,060	382
0.822% due 05/25/2047	800	84
0.862% due 05/25/2047	600	50

Merrill Lynch Mortgage Investors, Inc.
4.863% due 12/25/2032	122	121

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	1,476	1,059

Morgan Stanley Capital I
5.544% due 11/12/2049	700	317
5.692% due 04/15/2049	1,100	718

Morgan Stanley Mortgage Loan Trust
0.832% due 01/25/2035	140	70
5.416% due 06/25/2036	558	408

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	600	331

Residential Accredit Loans, Inc.
0.702% due 06/25/2046	10,375	3,979
0.752% due 05/25/2037	931	188
0.772% due 08/25/2037	1,062	381
0.852% due 03/25/2037	12,438	4,525
5.668% due 09/25/2035	523	293
6.500% due 07/25/2037	20,651	10,421

Residential Asset Securitization Trust
0.972% due 12/25/2036	1,652	743
6.250% due 10/25/2036	1,900	879
6.500% due 08/25/2036	2,400	932

Sequoia Mortgage Trust
5.546% due 01/20/2047	675	394

Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	800	658

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	700	311
5.375% due 11/25/2035	474	259
5.422% due 09/25/2036	700	306
6.000% due 10/25/2037	581	266

Structured Asset Mortgage Investments, Inc.
0.702% due 09/25/2047	5,980	2,963
0.712% due 07/25/2046	3,921	1,592
0.732% due 05/25/2046	2,707	988
0.742% due 05/25/2046	1,328	477
0.742% due 09/25/2047	46,379	7,413
0.782% due 05/25/2046	640	133
0.822% due 08/25/2036	900	108

See Accompanying Notes	Annual Report	March 31, 2009	49

Schedule of Investments  High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Suntrust Alternative Loan Trust
0.872% due 04/25/2036		$10,046	$3,943

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037		600	419

WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046		631	378
0.932% due 11/25/2045		600	143
0.932% due 12/25/2045		600	95
0.990% due 11/25/2034		1,236	411
2.333% due 02/25/2047		4,145	1,276
2.333% due 03/25/2047		3,346	1,069
2.373% due 01/25/2047		1,740	541
2.393% due 04/25/2047		2,583	1,025
2.443% due 07/25/2047		903	334
2.453% due 12/25/2046		1,597	510
3.705% due 01/25/2047		492	192
4.485% due 09/25/2033		921	761
5.307% due 01/25/2037		1,215	589
5.414% due 02/25/2037		4,377	2,390
5.485% due 04/25/2037		896	456
5.580% due 12/25/2036		889	473
5.588% due 12/25/2036		2,494	1,248
5.653% due 05/25/2037		1,810	968
5.695% due 02/25/2037		2,212	1,161
5.845% due 02/25/2037		2,626	1,545
5.930% due 09/25/2036		1,213	688

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.393% due 04/25/2047		913	249
2.603% due 05/25/2046		913	341

Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036		1,628	859

Total Mortgage-Backed Securities (Cost $229,020)			151,670

ASSET-BACKED SECURITIES 0.9%

Carrington Mortgage Loan Trust
0.642% due 02/25/2037		1,806	1,473

Credit-Based Asset Servicing & Securitization LLC
0.632% due 04/25/2036		2,635	2,525

Ford Credit Auto Owner Trust
1.976% due 06/15/2012		10,600	9,911

Franklin Auto Trust
2.125% due 06/20/2012		2,975	2,806

GSAA Trust
0.822% due 05/25/2047		700	213

GSAMP Trust
0.592% due 12/25/2036		541	394
0.594% due 03/25/2047		1,966	1,574

Lehman XS Trust
0.742% due 04/25/2046		522	199
0.752% due 06/25/2046		668	118
0.752% due 08/25/2046		615	128
0.762% due 09/25/2046		755	120
0.762% due 11/25/2046		731	136

Massachusetts Educational Financing Authority
2.109% due 04/25/2038		3,785	3,198

MASTR Asset-Backed Securities Trust
0.732% due 11/25/2036		3,200	961

Merrill Lynch First Franklin Mortgage Loan Trust
0.642% due 07/25/2037	EUR	21,300	11,457

Morgan Stanley Mortgage Loan Trust
0.752% due 02/25/2037		600	136
0.882% due 04/25/2037		800	305
5.750% due 04/25/2037		514	349
6.000% due 07/25/2047		531	345

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Novastar Home Equity Loan
0.622% due 03/25/2037	EUR	3,534	$2,761

Residential Asset Mortgage Products, Inc.
0.922% due 06/25/2047		700	379

Residential Asset Securities Corp.
0.632% due 04/25/2037		1,918	1,714

Structured Asset Securities Corp.
0.672% due 05/25/2037		11,148	5,980
0.822% due 06/25/2035		23,745	8,360

Total Asset-Backed Securities (Cost $73,246)			55,542

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%

American International Group, Inc.
2.404% due 04/26/2011	EUR	7,500	4,639
4.000% due 09/20/2011		1,400	848
5.950% due 10/04/2010	GBP	2,850	2,352

Bombardier, Inc.
7.250% due 11/15/2016	EUR	11,625	10,271

Chesapeake Energy Corp.
6.250% due 01/15/2017		5,250	5,196

CIT Group, Inc.
2.188% due 11/30/2011		7,150	5,842

FCE Bank PLC
2.538% due 09/30/2009		700	870

General Motors Corp.
8.375% due 07/05/2033		5,000	1,262

Hertz Corp.
7.875% due 01/01/2014		2,500	1,528

Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	5,320

Lighthouse International Co. S.A.
8.000% due 04/30/2014		13,975	7,148

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	664

Nordic Telephone Co. Holdings ApS
3.418% due 11/30/2013		1,178	1,442
3.668% due 11/30/2014		2,174	2,676
8.250% due 05/01/2016		15,975	17,935

OI European Group BV
6.875% due 03/31/2017		3,725	4,355

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		5,650	5,855

Royal Bank of Scotland Group PLC
19.890% due 04/06/2011	GBP	5,866	3,367

Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	3,348

Telenet Bidco
4.303% due 08/01/2015		8,400	10,179

Unitymedia GmbH
8.750% due 02/15/2015		100	118

Unitymedia Hessen GmbH & Co. KG
4.976% due 04/15/2013		1,500	1,754

UPC Broadband Holding BV
3.545% due 12/31/2014		19,416	19,491

UPC Holding BV
7.750% due 01/15/2014		1,700	1,897
8.000% due 11/01/2016		1,200	1,236

Total Foreign Currency-Denominated Issues (Cost $193,057)			119,593

	SHARES	VALUE (000S)
COMMON STOCKS 0.0%

Pride International, Inc. (d)	40,570	$730

Reliant Energy, Inc. (d)	46,518	148

U.S. Airways Group, Inc. ‘A’ (d)	12,224	0

Total Common Stocks (Cost $1,823)		878

CONVERTIBLE PREFERRED STOCKS 1.9%

American International Group, Inc.
8.500% due 08/01/2011	1,017,971	5,497

Bank of America Corp.
7.250% due 12/31/2049	89,581	38,027

Citigroup, Inc.
6.500% due 12/31/2049 (a)	296,850	8,119

Fifth Third Bancorp
8.500% due 12/31/2049	50,000	2,060

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	65,100	4,204

General Motors Corp.
5.250% due 03/06/2032	1,414,035	3,977

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)	6,700	7

Wells Fargo & Co.
7.500% due 12/31/2049	120,725	57,826

Total Convertible Preferred Stocks (Cost $214,593)		119,717

PREFERRED STOCKS 0.0%

Lehman Brothers Holdings, Inc.
0.339% due 05/30/2009 (a)	90,320	452

Merrill Lynch & Co., Inc.
2.376% due 05/20/2009	97,328	844

Total Preferred Stocks (Cost $9,277)		1,296

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.3%

CERTIFICATES OF DEPOSIT 0.1%

Unicredito Italiano NY
1.156% due 05/15/2009	$4,950	4,949

COMMERCIAL PAPER 0.6%

Ford Motor Credit Co. LLC
5.544% due 04/15/2009	38,925	38,487

REPURCHASE AGREEMENTS 0.9%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	600	600
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.875% due 06/30/2012 valued at $614. Repurchase proceeds are $600.)

50	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	$54,200	$54,200
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $55,015. Repurchase proceeds are $54,200.)

		54,800

U.S. CASH MANAGEMENT BILLS 0.1%
0.892% due 04/29/2009 - 05/15/2009 (e)(g)	5,930	5,930

U.S. TREASURY BILLS 3.6%
0.135% due 04/02/2009 - 06/11/2009 (e)(g)	232,525	232,503

Total Short-Term Instruments (Cost $336,778)		336,669

VALUE (000S)
PURCHASED OPTIONS (k) 2.9%
(Cost $29,402)	$182,256

Total Investments 105.1% (Cost $8,382,569)	$6,711,896

Written Options (l) (0.1%) (Premiums $5,924)	(7,286)

Other Assets and Liabilities (Net) (5.0%)	(319,307)

Net Assets 100.0%	$6,385,303

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	The High Yield Fund is investing in shares of affiliated Funds.
(g)	Securities with an aggregate market value of $228,256 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(h)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $47,261 at a weighted average interest rate of 3.333%. On March 31, 2009, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $4,858 and cash of $7,624 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	431	$2,287
90-Day Eurodollar June Futures	Long	06/2009	3,540	21,714
90-Day Eurodollar June Futures	Long	06/2010	434	1,814
90-Day Eurodollar September Futures	Long	09/2009	3,143	19,142
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	823	2,326
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	1,570	14,794
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	86	16
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	91	14
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	983	3,948

				$66,055

(j)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	CITI	(5.000%	)	03/20/2012	30.070%		$5,800	$2,568	$3,364	$(796)
Advanced Micro Devices, Inc.	CITI	(5.000%	)	12/20/2013	27.154%		2,800	1,372	1,428	(56)
Anadarko Petroleum Corp.	DUB	(2.750%	)	06/20/2014	2.500%		15,100	(180)	0	(180)
Bombardier, Inc.	RBS	(1.950%	)	06/20/2012	8.921%		6,000	1,056	0	1,056
Chesapeake Energy Corp.	RBS	(2.210%	)	06/20/2017	6.195%		4,300	882	0	882
CMS Energy Corp.	CSFB	(1.550%	)	03/20/2013	2.900%		4,975	235	0	235
Freescale Semiconductor, Inc.	CITI	(5.000%	)	03/20/2014	54.102%		3,800	2,707	2,698	9
Gap, Inc.	GSC	(1.020%	)	09/20/2013	0.625%		10,000	(173)	0	(173)
Knight, Inc.	RBS	(1.470%	)	09/20/2012	1.665%		5,000	29	0	29
RadioShack Corp.	CSFB	(2.050%	)	09/20/2013	2.100%		3,000	4	0	4
Teco Finance, Inc.	RBS	(1.260%	)	12/20/2017	2.629%		5,650	518	0	518
UBS Warburg LLC	BCLY	(2.330%	)	03/20/2014	2.290%	EUR	9,300	(32)	0	(32)
Williams Cos., Inc.	CITI	(0.770%	)	10/01/2010	2.264%		$5,000	108	0	108
Windstream Corp.	BOA	(2.780%	)	09/20/2013	1.834%		5,000	(199)	0	(199)

								$8,895	$7,490	$1,405

See Accompanying Notes	Annual Report	March 31, 2009	51

Schedule of Investments  High Yield Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GSC	5.000%	12/20/2013	7.973%	$11,250	$(1,130)	$(872)	$(258)
ARAMARK Corp.	CITI	5.000%	03/20/2014	6.830%	5,100	(341)	(139)	(202)
Biomet, Inc.	CITI	6.500%	06/20/2014	7.396%	3,000	(81)	0	(81)
Biomet, Inc.	JPM	8.000%	03/20/2014	7.344%	4,000	92	0	92
Biomet, Inc.	MSC	3.550%	03/20/2013	7.130%	1,500	(143)	0	(143)
Chesapeake Energy Corp.	CITI	5.000%	12/20/2013	6.453%	3,750	(193)	(188)	(5)
Chesapeake Energy Corp.	CSFB	5.000%	12/20/2013	6.453%	3,750	(192)	(161)	(31)
Chesapeake Energy Corp.	GSC	5.000%	12/20/2013	6.453%	3,750	(192)	(112)	(80)
Chesapeake Energy Corp.	RBS	2.050%	06/20/2013	6.418%	7,500	(1,101)	0	(1,101)
Chrysler Financial	DUB	5.250%	09/20/2012	31.500%	3,500	(1,576)	0	(1,576)
CIT Group, Inc.	JPM	5.000%	12/20/2009	20.628%	5,000	(502)	(625)	123
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	7.264%	22,500	(1,772)	(2,231)	459
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	7.313%	24,700	(2,059)	(2,254)	195
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	7.264%	3,750	(296)	(366)	70
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	3.814%	1,500	(6)	0	(6)
Dynegy Holdings, Inc.	CITI	5.000%	03/20/2014	12.066%	625	(137)	(112)	(25)
El Paso Corp.	CITI	2.550%	09/20/2013	7.124%	7,000	(1,080)	0	(1,080)
El Paso Corp.	CITI	5.000%	12/20/2013	7.137%	3,750	(276)	(107)	(169)
El Paso Corp.	CITI	5.000%	03/20/2014	7.148%	4,500	(345)	(333)	(12)
El Paso Corp.	GSC	5.000%	12/20/2013	7.137%	12,750	(937)	(330)	(607)
Ford Motor Co.	MLP	4.850%	12/20/2010	67.368%	18,000	(10,396)	0	(10,396)
General Electric Capital Corp.	CITI	4.100%	12/20/2013	7.440%	8,250	(918)	0	(918)
General Electric Capital Corp.	CITI	3.250%	03/20/2014	7.360%	22,900	(3,268)	0	(3,268)
General Motors Corp.	MLP	5.000%	12/20/2009	164.224%	9,700	(6,403)	(5,674)	(729)
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	7.612%	18,000	(1,794)	(1,845)	51
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	7.736%	3,750	(355)	(338)	(17)
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	7.736%	9,000	(850)	(799)	(51)
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	7.736%	5,250	(496)	(479)	(17)
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	4.763%	1,500	(41)	0	(41)
GMAC LLC	BOA	7.000%	12/20/2012	18.663%	2,500	(678)	0	(678)
GMAC LLC	BOA	5.000%	09/20/2013	18.086%	40,000	(13,724)	(10,500)	(3,224)
GMAC LLC	DUB	5.000%	03/20/2012	19.549%	3,000	(871)	(465)	(406)
GMAC LLC	DUB	6.350%	12/20/2012	18.663%	3,650	(1,046)	0	(1,046)
GMAC LLC	GSC	6.800%	12/20/2012	18.663%	5,000	(1,379)	0	(1,379)
GMAC LLC	JPM	2.110%	03/20/2012	19.549%	10,000	(3,493)	0	(3,493)
GMAC LLC	MLP	5.000%	03/20/2010	27.916%	1,500	(283)	(146)	(137)
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	11.125%	3,800	(854)	0	(854)
HCA, Inc.	BOA	4.650%	09/20/2013	10.454%	3,000	(552)	0	(552)
HCA, Inc.	CITI	2.000%	09/20/2012	8.994%	4,400	(735)	0	(735)
HCA, Inc.	CSFB	5.000%	06/20/2014	10.022%	5,000	(698)	(600)	(98)
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	5.643%	3,750	(79)	(42)	(37)
NRG Energy, Inc.	GSC	4.200%	09/20/2013	5.627%	6,875	(327)	0	(327)
NRG Energy, Inc.	JPM	5.380%	12/20/2013	5.643%	4,500	(34)	0	(34)
NRG Energy, Inc.	MLP	5.500%	12/20/2013	5.643%	5,250	(17)	0	(17)
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	7.141%	1,100	(123)	0	(123)
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	7.141%	5,000	(597)	0	(597)
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	4,700	(1,736)	(517)	(1,219)
SLM Corp.	BOA	1.730%	06/20/2012	29.302%	9,000	(3,669)	0	(3,669)
SLM Corp.	GSC	7.600%	03/20/2012	30.231%	4,750	(1,508)	0	(1,508)
SLM Corp.	JPM	7.600%	03/20/2011	35.180%	13,100	(3,985)	0	(3,985)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	7.011%	7,000	20	0	20
Sungard Data Systems, Inc.	CITI	5.000%	03/20/2014	7.747%	4,000	(387)	(261)	(126)
Sungard Data Systems, Inc.	MSC	3.800%	03/20/2013	6.294%	1,500	(107)	0	(107)

						$(73,650)	$(29,496)	$(44,154)

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 3-Year Index 25-35%	DUB	4.000%	12/20/2010	$3,000	$(553)	$0	$(553)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	51,800	(9,126)	0	(9,126)
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	9,409	(402)	0	(402)
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010	8,191	(334)	0	(334)
CDX.HY-9 5-Year Index 25-35%	MLP	3.230%	12/20/2012	31,500	(14,103)	0	(14,103)
CDX.HY-10 5-Year Index 25-35%	MLP	6.520%	06/20/2013	2,000	(879)	0	(879)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	8,751	20	0	20
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,667	27	0	27
CDX.IG-11 5-Year Index	GSC	1.500%	12/20/2013	105,700	(3,816)	(708)	(3,108)
CMBX.NA AAA 3 Index	GSC	0.080%	12/13/2049	13,600	(4,579)	(4,898)	319
CMBX.NA AAA 5 Index	GSC	0.350%	02/15/2051	15,000	(5,243)	(5,541)	298
CMBX.NA AAA 5 Index	JPM	0.350%	02/15/2051	15,000	(5,243)	(5,611)	368

					$(44,231)	$(16,758)	$(27,473)

52	PIMCO Funds	See Accompanying Notes

March 31, 2009

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	478,100	$(7,619)	$(1,047)	$(6,572)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(696)	(325)	(371)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(23)	(4)	(19)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(2,140)	(368)	(1,772)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	851	168	683
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	1,017	106	911
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	904	189	715
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$906,600	25,117	716	24,401
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		76,100	6,786	1,522	5,264
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		30,700	2,737	(183)	2,920
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		30,200	2,693	1,477	1,216
Pay	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		14,100	(526)	(582)	56
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		158,300	(54,689)	(10,679)	(44,010)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		55,800	(19,278)	558	(19,836)

							$(44,866)	$(8,452)	$(36,414)

Total Return Swaps on Securities
Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	NRG Energy, Inc.	255,400	0.727%	$4,595	04/23/2009	MLP	$(101)
Receive	SandRidge Energy, Inc.	402,600	0.724%	2,915	04/23/2009	MLP	(262)

							$(363)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	$1,356,000	$12,068	$84,145
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	15,191
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	699,300	6,678	37,864
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	39,125
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	126,500	1,188	5,931

							$29,402	$182,256

(l)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$128.000	05/22/2009	48	$9	$12
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	48	17	10

				$26	$22

See Accompanying Notes	Annual Report	March 31, 2009	53

Schedule of Investments  High Yield Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009	EUR	9,000	$99	$148
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		9,000	96	1
Call - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Receive	3.100%	06/15/2009		17,000	184	279
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		17,000	179	1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$5,300	11	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		5,300	28	0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		16,300	48	6
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		64,100	334	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		64,100	309	4
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		24,300	126	2
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		24,300	147	1
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.250%	05/06/2009		87,100	78	39
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009		87,100	1,655	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		31,600	111	12
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009		42,500	1,155	4,954

								$4,560	$5,451

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$2,789	$1,338	$1,813

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$2,330,900	EUR	0	$57,388
Sales	16,408	1,526,089		52,000	43,146
Closing Buys	(11,746)	(3,402,200)		0	(92,922)
Expirations	(4,566)	0		0	(1,688)
Exercised	0	0		0	0

Balance at 03/31/2009	96	$454,789	EUR	52,000	$5,924

(m)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$12,454	$11,713	0.18%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,991	23,769	0.37%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 02/25/2009	31,971	31,524	0.50%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,974	8,593	0.13%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,902	4,184	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,035	2,583	0.04%

				$88,327	$82,366	1.29%

(n)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	22,489	07/2009	$0	$(204)	$(204)
Buy		DUB	67,956	07/2009	0	(580)	(580)
Buy		HSBC	44,594	07/2009	0	(299)	(299)
Buy		JPM	92,668	07/2009	0	(807)	(807)
Sell	EUR	BNP	11,125	04/2009	0	(319)	(319)
Buy		GSC	7,387	04/2009	137	0	137
Sell		HSBC	116,735	04/2009	66	(7,539)	(7,473)
Buy		MSC	1,732	04/2009	0	(51)	(51)
Buy		RBS	15,142	04/2009	325	(86)	239
Sell	GBP	DUB	7,414	04/2009	110	0	110
Sell		MSC	12,408	04/2009	145	0	145
Buy		UBS	4,763	04/2009	0	(193)	(193)
Sell	JPY	BNP	26,365	05/2009	5	0	5
Sell		MSC	26,365	06/2009	4	0	4
Buy	MXN	BCLY	2,175	05/2009	0	(7)	(7)
Sell		BCLY	1,680	05/2009	6	0	6
Sell		JPM	495	05/2009	3	0	3

54	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	BCLY	14,777	04/2009	$0	$(173)	$(173)
Sell		BCLY	48,981	04/2009	594	0	594
Buy		BOA	10,616	04/2009	0	(119)	(119)
Buy		CITI	21,342	04/2009	0	(218)	(218)
Buy		HSBC	24,457	04/2009	0	(154)	(154)
Sell		JPM	22,211	04/2009	332	0	332
Buy	PHP	BCLY	27,094	05/2009	8	0	8
Buy		CITI	666,332	05/2009	37	(72)	(35)
Sell		CITI	893,731	05/2009	0	(1,112)	(1,112)
Buy		JPM	200,305	05/2009	2	0	2
Buy	RUB	BCLY	676,705	05/2009	0	(4,630)	(4,630)
Sell		DUB	515,917	05/2009	1,306	0	1,306
Sell		HSBC	269,491	05/2009	915	0	915
Sell		JPM	304,592	05/2009	556	0	556
Buy		UBS	487,266	05/2009	0	(5,861)	(5,861)
Sell		UBS	73,971	05/2009	57	0	57
Buy	SGD	CITI	19,031	04/2009	0	(531)	(531)
Sell		CITI	41,817	04/2009	832	0	832
Buy		DUB	12,085	04/2009	0	(247)	(247)
Buy		HSBC	4,710	04/2009	0	(124)	(124)
Buy		UBS	5,991	04/2009	0	(112)	(112)
Sell		CITI	7,174	07/2009	291	0	291
Buy		HSBC	7,174	07/2009	0	(248)	(248)

					$5,731	$(23,686)	$(17,955)

(o)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$489,582	$6,119,495	$102,819	$6,711,896
Other Financial Instruments ++	66,055	(130,664)	(1,576)	(66,185)

Total	$555,637	$5,988,831	$101,243	$6,645,711

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$110,825	$16,140	$960	$257	$(29,116)	$3,753	$102,819
Other Financial Instruments ++	(1,183)	0	0	665	(1,011)	(47)	(1,576)

Total	$109,642	$16,140	$960	$922	$(30,127)	$3,706	$101,243

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	55

Schedule of Investments  Income Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 1.0%

Short-Term Floating NAV Portfolio	310,492	$3,106

Total PIMCO Funds (Cost $3,106)		3,106

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.1%

Daimler Finance North America LLC
4.560% due 08/03/2012	$492	266

Ford Motor Co.
3.560% due 12/16/2013	248	119

Total Bank Loan Obligations (Cost $699)		385

CORPORATE BONDS & NOTES 17.9%

BANKING & FINANCE 8.6%

AES Ironwood LLC
8.857% due 11/30/2025	84	74

American Express Bank FSB
5.500% due 04/16/2013	250	216

American Express Centurion Bank
0.714% due 06/12/2012	2,000	1,665

American Express Co.
7.000% due 03/19/2018	150	133

American International Group, Inc.
4.250% due 05/15/2013	500	202
5.850% due 01/16/2018	2,100	824
8.175% due 05/15/2058	1,075	92
8.250% due 08/15/2018	275	118

ANZ National International Ltd.
6.200% due 07/19/2013	175	169

Bank of America Corp.
6.000% due 09/01/2017	500	426
8.000% due 12/29/2049	3,525	1,413

Barclays Bank PLC
7.434% due 09/29/2049	100	42
7.700% due 04/29/2049	275	121

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	975
6.950% due 08/10/2012	137	140

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	6

CIT Group, Inc.
1.464% due 07/28/2011	1,400	898
1.474% due 11/03/2010	125	92
1.481% due 02/13/2012	2,640	1,619
4.250% due 02/01/2010	100	86
5.125% due 09/30/2014	200	121

Citigroup Capital XXI
8.300% due 12/21/2057	275	133

Citigroup, Inc.
5.500% due 04/11/2013	20	18
6.000% due 08/15/2017	500	432
8.400% due 04/29/2049	2,325	1,317

Credit Suisse New York
5.000% due 05/15/2013	4,000	3,870

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	241

Ferrellgas Escrow LLC
6.750% due 05/01/2014	67	57

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	$50	$43
7.000% due 10/01/2013	175	117
7.375% due 10/28/2009	60	54
8.000% due 12/15/2016	750	494

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	50	52

General Electric Capital Corp.
1.300% due 11/01/2012	790	637
1.474% due 04/10/2012	1,060	885
6.875% due 01/10/2039	4,200	3,439

GMAC LLC
6.875% due 08/28/2012	600	331
8.000% due 11/01/2031	290	108

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	50	46
6.250% due 09/01/2017	500	464
6.750% due 10/01/2037	250	170

HBOS PLC
6.750% due 05/21/2018	100	77

International Lease Finance Corp.
4.875% due 09/01/2010	500	365

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	250	235

KRATON Polymers LLC
8.125% due 01/15/2014	25	8

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	25	3
6.625% due 01/18/2012 (a)	100	13
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	12

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010	75	71
6.875% due 04/25/2018	200	157

Morgan Stanley
5.950% due 12/28/2017	300	273

NSG Holdings LLC
7.750% due 12/15/2025	125	99

Royal Bank of Scotland Group PLC
7.640% due 03/31/2049	400	90

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	55

SLM Corp.
1.319% due 07/26/2010	50	35
1.389% due 10/25/2011	1,060	611
8.450% due 06/15/2018	25	13

SLM Corp. CPI Linked Bond
1.571% due 03/15/2012	269	148
2.541% due 06/15/2013	260	118

Tenneco, Inc.
8.125% due 11/15/2015	150	31

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	102

UBS AG
5.750% due 04/25/2018	100	84

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	27

Universal City Development Partners
11.750% due 04/01/2010	200	172

Universal City Florida Holding Co. I & II
5.920% due 05/01/2010	65	23
8.375% due 05/01/2010	50	18

Ventas Realty LP
6.625% due 10/15/2014	20	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.750% due 04/01/2017	$175	$150
7.125% due 06/01/2015	50	45

Wells Fargo & Co.
7.980% due 02/28/2049	400	188

Wells Fargo Capital XIII
7.700% due 12/29/2049	1,025	489

Wells Fargo Capital XV
9.750% due 09/26/2044	350	256

		26,326

INDUSTRIALS 7.2%

Actuant Corp.
6.875% due 06/15/2017	50	43

Allied Waste North America, Inc.
7.250% due 03/15/2015	105	99

Allison Transmission, Inc.
11.000% due 11/01/2015	170	82

Altria Group, Inc.
9.250% due 08/06/2019	75	80

American Stores Co.
8.000% due 06/01/2026	250	215

AmeriGas Partners LP
7.125% due 05/20/2016	230	217
7.250% due 05/20/2015	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	600	518

ARAMARK Corp.
4.670% due 02/01/2015	50	38
8.500% due 02/01/2015	175	162

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	112

Berry Plastics Corp.
5.844% due 02/15/2015	155	113
8.875% due 09/15/2014	75	42

Biomet, Inc.
10.000% due 10/15/2017	290	289
10.375% due 10/15/2017 (c)	100	85
11.625% due 10/15/2017	315	280

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	447

Cascades, Inc.
7.250% due 02/15/2013	25	14

Celestica, Inc.
7.875% due 07/01/2011	210	206

Charter Communications Operating LLC
8.000% due 04/30/2012	70	65
8.375% due 04/30/2014	75	66

Chesapeake Energy Corp.
7.250% due 12/15/2018	100	83
7.500% due 09/15/2013	125	115
7.500% due 06/15/2014	250	227

Colorado Interstate Gas Co.
5.950% due 03/15/2015	50	45

Comcast Corp.
5.900% due 03/15/2016	500	484

Community Health Systems, Inc.
8.875% due 07/15/2015	440	418

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	155	119

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	200	25

Crown Americas LLC
7.625% due 11/15/2013	135	136

56	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CSC Holdings, Inc.
6.750% due 04/15/2012	$75	$73
7.625% due 07/15/2018	400	362
7.875% due 02/15/2018	30	28
8.500% due 06/15/2015	125	123

DaVita, Inc.
6.625% due 03/15/2013	100	98
7.250% due 03/15/2015	115	111

Delhaize America, Inc.
8.050% due 04/15/2027	25	24

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	523

Dex Media West LLC
9.875% due 08/15/2013	140	28

DirecTV Holdings LLC
8.375% due 03/15/2013	180	183

DISH DBS Corp.
6.375% due 10/01/2011	25	24
7.000% due 10/01/2013	145	135
7.125% due 02/01/2016	355	320

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	860

El Paso Corp.
7.800% due 08/01/2031	325	245
8.050% due 10/15/2030	25	19

Enterprise Products Operating LLC
7.034% due 01/15/2068	50	31
8.375% due 08/01/2066	370	248

FBG Finance Ltd.
5.125% due 06/15/2015	2,000	1,705

Ferrellgas Partners LP
6.750% due 05/01/2014	75	63

First Data Corp.
9.875% due 09/24/2015	465	274

Ford Motor Co.
9.215% due 09/15/2021	25	7

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	200	187

Freescale Semiconductor, Inc.
5.195% due 12/15/2014	25	4
8.875% due 12/15/2014	75	16

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	82

General Motors Corp.
7.700% due 04/15/2016	170	21
8.250% due 07/15/2023	75	9

Georgia-Pacific LLC
7.000% due 01/15/2015	350	329
7.700% due 06/15/2015	215	196
8.000% due 01/15/2024	175	140
8.875% due 05/15/2031	150	121

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	125	104

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	200	39

HCA, Inc.
9.125% due 11/15/2014	200	188
9.250% due 11/15/2016	750	684

Intergen NV
9.000% due 06/30/2017	175	159

Nalco Co.
7.750% due 11/15/2011	50	50
8.875% due 11/15/2013	75	72

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New Albertson’s, Inc.
7.450% due 08/01/2029	$125	$104

Newfield Exploration Co.
7.125% due 05/15/2018	125	111

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	287

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	390	64

NPC International, Inc.
9.500% due 05/01/2014	100	78

OPTI Canada, Inc.
8.250% due 12/15/2014	165	75

Pfizer, Inc.
7.200% due 03/15/2039	75	81

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,018

Quebecor Media, Inc.
7.750% due 03/15/2016	350	268

Range Resources Corp.
7.500% due 10/01/2017	25	23

RH Donnelley Corp.
8.875% due 01/15/2016	20	1
8.875% due 10/15/2017	175	11

Roche Holdings, Inc.
6.000% due 03/01/2019	100	103

SandRidge Energy, Inc.
5.060% due 04/01/2014	275	165
8.625% due 04/01/2015 (c)	150	98

Sanmina-SCI Corp.
8.125% due 03/01/2016	75	27

Seagate Technology HDD Holdings
2.275% due 10/01/2009	300	287

SemGroup LP
8.750% due 11/15/2015 (a)	250	10

Sensata Technologies BV
8.000% due 05/01/2014	300	92

Sonat, Inc.
7.625% due 07/15/2011	200	194

Suburban Propane Partners LP
6.875% due 12/15/2013	60	57

Sungard Data Systems, Inc.
9.125% due 08/15/2013	320	280

Times Square Hotel Trust
8.528% due 08/01/2026	2,278	1,368

TRW Automotive, Inc.
7.000% due 03/15/2014	25	11
7.250% due 03/15/2017	300	126

United Airlines, Inc.
7.730% due 07/01/2010	36	35

United Rentals North America, Inc.
6.500% due 02/15/2012	190	153

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,178

Verso Paper Holdings LLC
9.125% due 08/01/2014	170	65

West Corp.
9.500% due 10/15/2014	120	84

Willamette Industries, Inc.
6.450% due 08/19/2009	50	50

Williams Cos., Inc.
7.625% due 07/15/2019	125	117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Windstream Corp.
8.625% due 08/01/2016	$425	$420

Wynn Las Vegas LLC
6.625% due 12/01/2014	140	107

Xerox Corp.
7.125% due 06/15/2010	75	77

		22,061

UTILITIES 2.1%

AES Corp.
8.000% due 10/15/2017	325	280
8.000% due 06/01/2020	50	41
8.875% due 02/15/2011	50	50
9.750% due 04/15/2016 (b)	50	47

Appalachian Power Co.
7.950% due 01/15/2020	50	51

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	268

Energy Future Holdings Corp.
10.875% due 11/01/2017	220	143
11.250% due 11/01/2017 (c)	75	32

Frontier Communications Corp.
6.625% due 03/15/2015	25	21
7.000% due 11/01/2025	120	68
7.125% due 03/15/2019	165	130
9.000% due 08/15/2031	100	69

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	25	1

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	67
8.625% due 11/14/2011	25	24

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	241

Knight, Inc.
5.150% due 03/01/2015	50	42

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	117

NGPL PipeCo. LLC
7.119% due 12/15/2017	100	92
7.768% due 12/15/2037	1,000	876

NRG Energy, Inc.
7.375% due 02/01/2016	710	662
7.375% due 01/15/2017	125	117

PSEG Energy Holdings LLC
8.500% due 06/15/2011	250	247

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	100	100
7.900% due 08/15/2010	25	25

Qwest Communications International, Inc.
7.500% due 02/15/2014	275	239

Qwest Corp.
6.500% due 06/01/2017	400	334
7.875% due 09/01/2011	100	99
8.875% due 03/15/2012	150	149

Reliant Energy, Inc.
6.750% due 12/15/2014	220	204

Sprint Capital Corp.
6.375% due 05/01/2009	50	50
6.900% due 05/01/2019	250	178
8.375% due 03/15/2012	75	68
8.750% due 03/15/2032	400	270

Sprint Nextel Corp.
6.000% due 12/01/2016	160	115

Telesat Canada
11.000% due 11/01/2015	175	146

See Accompanying Notes	Annual Report	March 31, 2009	57

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Tenaska Alabama Partners LP
7.000% due 06/30/2021	$133	$103

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	490	247
10.500% due 11/01/2016 (c)	400	150

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	135	131

		6,294

Total Corporate Bonds & Notes (Cost $70,020)		54,681

CONVERTIBLE BONDS & NOTES 0.1%

Chesapeake Energy Corp.
2.250% due 12/15/2038	150	78
2.500% due 05/15/2037	100	66

Total Convertible Bonds & Notes (Cost $177)		144

U.S. GOVERNMENT AGENCIES 97.1%

Fannie Mae
0.582% due 12/25/2036	375	335
0.642% due 03/25/2034	34	30
0.672% due 08/25/2034	19	18
0.722% due 10/27/2037	4,000	3,602
0.872% due 11/25/2032 - 03/25/2044	106	101
0.922% due 06/25/2029 - 08/25/2036	145	140
0.956% due 04/18/2028 - 09/18/2031	30	29
0.962% due 11/25/2021	18	18
1.012% due 07/25/2021	31	30
1.262% due 08/25/2022	15	13
1.362% due 05/25/2022	14	14
1.412% due 05/25/2018 - 10/25/2020	61	61
1.462% due 04/25/2021 - 10/25/2021	119	119
1.603% due 11/01/2028	839	850
1.762% due 01/25/2024	49	49
1.862% due 11/25/2021	58	58
2.100% due 04/25/2023	17	17
2.230% due 03/25/2022	28	27
2.280% due 09/25/2022	14	13
2.330% due 01/25/2022	83	80
2.800% due 03/01/2034	71	71
2.945% due 02/01/2032	77	77
2.955% due 09/25/2022	15	15
3.022% due 10/01/2044	24	23
3.222% due 10/01/2040	324	321
3.375% due 07/01/2025 - 02/01/2032	232	232
3.591% due 02/01/2033	68	68
3.671% due 01/01/2018	81	79
3.755% due 03/01/2034	157	157
3.828% due 12/01/2033	166	165
3.923% due 02/01/2032	50	50
3.936% due 02/01/2033	74	75
3.998% due 12/01/2035	43	43
4.007% due 11/01/2020	74	74
4.035% due 02/01/2033	49	49
4.077% due 08/01/2033	233	237
4.083% due 05/01/2034	430	434
4.107% due 12/01/2034	495	497
4.183% due 01/01/2018	10	10
4.196% due 04/01/2018	75	75
4.211% due 12/01/2035	26	27
4.250% due 11/01/2032 - 01/01/2033	217	220
4.251% due 11/01/2029	102	103
4.271% due 11/01/2032	35	36

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.343% due 01/01/2033	$134	$134
4.357% due 03/01/2020	13	13
4.360% due 12/01/2032	68	68
4.375% due 09/01/2017 - 03/01/2033	148	148
4.382% due 05/01/2018	47	47
4.395% due 04/01/2033	17	17
4.400% due 04/01/2017	7	7
4.405% due 07/01/2017 - 07/01/2026	137	137
4.407% due 12/01/2032	119	119
4.416% due 08/01/2026	21	21
4.432% due 08/01/2036	28	28
4.436% due 01/01/2035	547	557
4.504% due 03/01/2036	691	692
4.522% due 07/01/2019	94	94
4.530% due 12/01/2027	38	38
4.538% due 11/01/2018	2	2
4.546% due 12/01/2032	36	36
4.562% due 11/01/2034	51	53
4.582% due 07/01/2018	11	11
4.590% due 10/01/2025	77	77
4.592% due 05/01/2033	642	648
4.602% due 06/01/2025	5	5
4.611% due 08/01/2017	26	26
4.621% due 09/01/2035	67	68
4.624% due 09/01/2033	69	70
4.625% due 01/01/2029	206	207
4.651% due 09/01/2024	7	7
4.683% due 03/01/2033	362	369
4.687% due 01/01/2035	311	315
4.692% due 04/01/2033	108	108
4.729% due 10/01/2034	478	487
4.734% due 12/01/2027	7	7
4.750% due 01/01/2027	16	16
4.758% due 01/01/2028	4	4
4.777% due 08/01/2031	309	313
4.780% due 07/01/2017	9	9
4.792% due 03/01/2038	10	11
4.818% due 04/01/2024	20	20
4.820% due 12/01/2031	47	48
4.831% due 05/01/2038	329	335
4.849% due 04/01/2032	129	131
4.857% due 07/01/2033	57	57
4.861% due 08/01/2017	18	18
4.863% due 08/01/2036	297	300
4.905% due 10/01/2032	49	50
4.949% due 07/01/2025	3	3
4.964% due 05/01/2018	28	28
4.975% due 09/01/2022	32	34
4.980% due 11/01/2020	16	16
4.983% due 01/01/2019	12	12
4.999% due 11/01/2033	138	139
5.000% due 01/01/2016 - 08/25/2033	384	385
5.005% due 07/01/2036	106	108
5.012% due 11/01/2033	72	73
5.053% due 09/01/2031	4	4
5.060% due 07/01/2032	47	48
5.067% due 05/01/2033	66	67
5.075% due 01/01/2018	1	1
5.095% due 07/01/2032	445	446
5.105% due 07/01/2035	44	44
5.125% due 10/01/2016 - 09/01/2024	69	71
5.128% due 10/01/2032	271	275
5.141% due 09/01/2033	28	29
5.146% due 08/01/2032	236	240
5.163% due 09/01/2018	32	33
5.171% due 01/01/2018	10	10
5.175% due 03/01/2016	7	7
5.193% due 08/01/2032	32	32
5.220% due 05/01/2024	120	120
5.250% due 09/01/2016 - 05/01/2032	238	238
5.255% due 07/01/2032	686	704

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.275% due 09/01/2032	$38	$39
5.277% due 08/01/2032	27	28
5.290% due 06/01/2019	21	21
5.295% due 10/01/2017	59	61
5.299% due 10/01/2033	17	18
5.315% due 05/01/2024	52	52
5.334% due 10/01/2035	535	540
5.336% due 06/01/2032	376	380
5.395% due 09/01/2031	168	170
5.399% due 05/01/2019	11	11
5.500% due 07/01/2017 - 06/01/2048	22,587	23,438
5.500% due 06/01/2038 - 09/01/2038 (g)	33,602	34,916
5.548% due 10/01/2025	5	5
5.572% due 09/01/2017	18	18
5.607% due 09/01/2030	119	119
5.609% due 11/01/2029	80	81
5.619% due 04/01/2028	26	26
5.625% due 06/01/2017	9	9
5.845% due 05/01/2028	12	12
6.000% due 09/01/2034 - 09/01/2038	57,852	60,375
6.000% due 09/01/2036 - 07/01/2038 (g)	58,481	61,160
6.001% due 10/01/2036	128	133
6.051% due 03/01/2036	73	75
6.500% due 06/25/2028 - 10/25/2031	558	591
6.619% due 04/01/2027	139	147
6.850% due 12/18/2027	49	52
6.900% due 05/25/2023	203	218
7.000% due 07/25/2022 - 08/01/2036	4,386	4,670
7.500% due 07/25/2022 - 06/25/2042	475	512
7.660% due 05/01/2015	943	1,044
8.000% due 04/25/2021 - 07/25/2022	107	112
8.600% due 08/25/2019	377	417

Freddie Mac
3.222% due 07/25/2044	43	42
3.940% due 02/01/2033	10	10
4.000% due 02/15/2017	158	160
4.011% due 05/01/2035	359	366
4.111% due 10/01/2026	9	9
4.167% due 07/01/2037	221	224
4.207% due 09/01/2033	582	583
4.332% due 11/01/2031	102	103
4.375% due 01/01/2020	34	34
4.381% due 01/01/2035	17	17
4.405% due 06/01/2019	28	29
4.415% due 07/01/2034	349	355
4.423% due 05/01/2019	10	10
4.444% due 01/01/2033	32	33
4.456% due 11/01/2017	35	36
4.498% due 01/01/2033	29	29
4.499% due 02/01/2018	54	54
4.597% due 09/01/2034	375	378
4.638% due 12/01/2034	82	84
4.642% due 01/01/2035	399	404
4.724% due 05/01/2029 - 10/01/2032	279	282
4.776% due 04/01/2033	7	7
4.870% due 09/01/2033	29	29
4.875% due 04/01/2017	383	384
4.883% due 06/01/2033	58	58
4.884% due 02/01/2026 - 08/01/2034	136	137
4.899% due 01/01/2035	296	300
4.968% due 06/01/2019	67	67
5.005% due 08/01/2024	34	34
5.007% due 03/01/2032	739	743
5.015% due 08/01/2034	272	279
5.033% due 11/01/2031	129	133

58	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.085% due 08/01/2017	$12	$12
5.108% due 09/01/2023	44	45
5.122% due 07/01/2033	66	67
5.125% due 07/01/2017	47	48
5.135% due 05/01/2033	62	63
5.137% due 07/01/2024	16	16
5.147% due 03/01/2031	146	148
5.157% due 07/01/2025	124	127
5.208% due 11/01/2029	731	739
5.228% due 07/01/2033	229	235
5.230% due 09/01/2031	361	364
5.240% due 02/01/2015	75	76
5.250% due 09/01/2032	218	219
5.257% due 02/01/2036	159	163
5.276% due 11/01/2035	324	334
5.287% due 04/01/2036	73	75
5.320% due 12/01/2033	482	487
5.327% due 09/01/2024	40	40
5.333% due 04/01/2032	126	128
5.459% due 08/01/2035	33	33
5.480% due 09/01/2037	23	23
5.500% due 08/23/2017 - 08/01/2037	31,720	35,932
5.500% due 02/01/2038 (g)	10,228	10,625
5.524% due 04/01/2036 - 09/01/2037	169	175
5.561% due 05/01/2037	94	96
5.667% due 05/01/2019	497	502
5.702% due 06/01/2037	13	14
5.717% due 12/01/2037	37	39
5.752% due 09/01/2037	29	30
5.809% due 08/01/2037	26	27
5.830% due 08/01/2037	8	9
5.844% due 01/01/2037	594	617
5.871% due 11/01/2036	17	18
5.873% due 08/01/2037	14	15
5.922% due 08/01/2036	28	29
5.937% due 03/01/2025	3	3
5.966% due 09/01/2037	61	64
5.968% due 09/01/2036	23	23
6.000% due 03/15/2017 - 12/01/2023	2,319	2,476
6.069% due 03/01/2025	83	85
6.374% due 10/01/2035	656	667
6.450% due 02/01/2037	88	91
6.500% due 11/15/2021 - 03/15/2024	464	499
6.750% due 01/15/2024	53	56
6.862% due 09/01/2037	1,728	1,781
6.867% due 09/01/2018	43	44
7.000% due 10/15/2013 - 12/01/2047	6,273	6,628
7.500% due 09/01/2011 - 01/15/2023	1,200	1,257
8.500% due 06/15/2031	655	720
8.657% due 05/15/2023	73	76
9.000% due 09/15/2020 - 02/15/2021	384	417
9.500% due 03/15/2020	14	14

Ginnie Mae
4.000% due 10/20/2030 - 01/20/2035	287	289
4.125% due 10/20/2025 - 12/20/2026	35	36
4.625% due 08/20/2027 - 10/20/2029	208	209
4.750% due 01/20/2032 - 03/20/2032	420	426
5.125% due 08/20/2033	36	37
5.250% due 02/20/2029	52	53
5.375% due 06/20/2022 - 06/20/2032	883	898
5.500% due 04/20/2037	56	56
6.100% due 06/15/2028 - 03/15/2029	2,362	2,493

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.490% due 01/15/2028 - 01/15/2029	$1,957	$2,085

Small Business Administration
4.727% due 02/10/2019	2,000	2,022
5.160% due 02/01/2028	2,358	2,512
5.170% due 01/01/2028	4,715	5,026
5.370% due 04/01/2028	1,948	2,073
Vendee Mortgage Trust
6.500% due 09/15/2024	290	305

Total U.S. Government Agencies (Cost $288,339)		297,691

MORTGAGE-BACKED SECURITIES 13.7%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	241	241
5.634% due 07/10/2046	500	375
6.186% due 06/11/2035	255	245

Banc of America Funding Corp.
4.110% due 05/25/2035	118	47
4.187% due 06/20/2035	172	75
4.606% due 02/20/2036	137	91
5.979% due 10/20/2046	1,882	784

Banc of America Mortgage Securities, Inc.
0.922% due 03/25/2034	165	158
0.972% due 01/25/2034	70	67
4.147% due 07/25/2034	137	135
4.709% due 04/25/2035	238	159
5.470% due 07/20/2032	58	43

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,730	1,049
4.637% due 01/25/2035	143	105
5.342% due 03/25/2035	813	506

Bear Stearns Alt-A Trust
0.682% due 06/25/2046	3,516	1,182
6.250% due 08/25/2036	2,791	1,175

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	8	8
7.000% due 05/20/2030	393	381

CC Mortgage Funding Corp.
0.652% due 05/25/2048	360	130

Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035	325	202

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	4,013

Countrywide Alternative Loan Trust
2.943% due 07/20/2035	205	73
6.000% due 04/25/2037	2,728	1,582
6.250% due 08/25/2037	1,959	980
6.500% due 06/25/2036	1,533	774

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	106	45
0.792% due 03/25/2035	236	91
0.842% due 03/25/2035	287	123
4.862% due 07/19/2033	333	276
4.957% due 02/25/2034	239	184
5.071% due 05/19/2033	202	161
5.250% due 02/20/2036	190	111

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	980	594

CS First Boston Mortgage Securities Corp.
1.172% due 03/25/2034	1,220	584
4.940% due 12/15/2035	500	473
5.185% due 03/25/2034	233	176
5.603% due 07/15/2035	500	481
5.750% due 04/22/2033	1,268	1,225

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.672% due 02/25/2047	1,613	581

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.736% due 04/19/2048	$749	$121
0.956% due 11/19/2044	135	30
4.113% due 07/19/2044	96	30

First Horizon Asset Securities, Inc.
1.022% due 03/25/2018	174	172
4.207% due 03/25/2033	158	128

First Republic Mortgage Loan Trust
0.806% due 11/15/2030	123	100
0.906% due 11/15/2031	49	40

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	484

Greenpoint Mortgage Funding Trust
0.702% due 01/25/2037	2,966	1,076
0.782% due 10/25/2045	50	27

GSAA Trust
6.000% due 04/01/2034	577	498

GSR Mortgage Loan Trust
4.210% due 04/25/2032	71	47
4.541% due 09/25/2035	373	217
4.771% due 09/25/2034	212	147
4.842% due 08/25/2034	463	368
5.242% due 11/25/2035	455	293

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	409	369
0.746% due 01/19/2038	3,953	1,406
0.866% due 08/19/2045	56	23

Indymac Index Mortgage Loan Trust
5.424% due 10/25/2034	303	196

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	474

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	359
5.430% due 02/15/2040	500	335

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	800	464
4.531% due 04/21/2034	57	46

MASTR Alternative Loans Trust
7.000% due 06/25/2034	106	91

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	189	195

Mellon Residential Funding Corp.
0.926% due 09/15/2030	225	185
0.996% due 12/15/2030	53	43

Merrill Lynch Mortgage Investors, Inc.
5.486% due 09/25/2033	42	36

MLCC Mortgage Investors, Inc.
0.862% due 04/25/2028	107	83
2.096% due 10/25/2028	594	410
2.150% due 01/25/2030	99	66
4.975% due 01/25/2029	380	298

Morgan Stanley Capital I
5.208% due 11/14/2042	500	392
5.328% due 11/12/2041	580	448

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	95	81
6.000% due 05/25/2033	52	46
7.000% due 04/25/2033	11	10

Provident Funding Mortgage Loan Trust
3.992% due 04/25/2034	147	123

Residential Accredit Loans, Inc.
0.702% due 06/25/2046	1,801	691
0.852% due 04/25/2037	3,580	1,483
6.000% due 08/25/2035	2,725	1,897

See Accompanying Notes	Annual Report	March 31, 2009	59

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	$484	$510

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,515	1,530

Residential Funding Mortgage Securities I
5.768% due 07/27/2037	1,358	620

Sequoia Mortgage Trust
0.895% due 07/20/2033	109	83
0.925% due 10/20/2027	43	34
0.925% due 04/20/2033	174	151
0.945% due 10/20/2027	238	200
1.445% due 12/20/2032	195	163

Structured Asset Mortgage Investments, Inc.
0.752% due 07/25/2046	131	27
0.896% due 05/19/2035	213	106
5.995% due 05/25/2045	83	38

Thornburg Mortgage Securities Trust
0.642% due 07/25/2036	2,593	2,241
0.792% due 03/25/2044	208	116
0.892% due 09/25/2044	166	134

WaMu Mortgage Pass-Through Certificates
0.812% due 12/25/2045	194	81
0.832% due 01/25/2045	43	17
0.900% due 10/25/2044	209	106
0.940% due 11/25/2034	215	65
1.062% due 12/25/2027	350	247
2.633% due 02/25/2046	345	129
2.833% due 11/25/2042	16	10
3.133% due 07/25/2046	1,227	627
3.789% due 06/25/2034	55	54
3.932% due 06/25/2033	159	131

Wells Fargo Mortgage-Backed Securities Trust
4.233% due 09/25/2034	139	110
4.372% due 09/25/2034	214	169
4.435% due 12/25/2034	96	83
4.494% due 01/25/2035	100	97
4.544% due 02/25/2035	363	280
5.004% due 10/25/2034	256	186
5.500% due 12/25/2033	57	56

Total Mortgage-Backed Securities (Cost $58,293)		42,114

ASSET-BACKED SECURITIES 6.0%

American Express Credit Account Master Trust
1.056% due 02/15/2012	40	38

Ameriquest Mortgage Securities, Inc.
4.047% due 11/25/2032 (a)	192	13
6.147% due 02/25/2033 (a)	165	13

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	69	26

Bear Stearns Asset-Backed Securities Trust
0.852% due 01/25/2036	287	254
0.872% due 09/25/2034	1,226	1,074
0.922% due 10/27/2032	70	44
1.012% due 06/25/2036	400	122
1.182% due 10/25/2032	104	60
1.522% due 10/25/2037	179	116
5.250% due 10/25/2033	1,807	1,639
5.500% due 06/25/2034	1,824	1,539
5.500% due 08/25/2036	3,936	2,109

Bear Stearns Second Lien Trust
0.742% due 12/25/2036	1,148	345

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 11/25/2031	89	73

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citibank Omni Master Trust
1.623% due 12/23/2013		$2,000	$1,813

Conseco Financial Corp.
6.110% due 09/01/2023		278	269
6.870% due 01/15/2029		434	338

Countrywide Asset-Backed Certificates
0.622% due 09/25/2047		398	339
0.862% due 12/25/2036		1,667	954

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036		284	253

Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	865

GSAA Trust
0.792% due 06/25/2035		671	285

HFC Home Equity Loan Asset-Backed Certificates
0.835% due 01/20/2034		1,958	1,292
1.345% due 11/20/2036		382	342

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036		330	206
0.572% due 12/25/2036		165	95

Irwin Home Equity Corp.
1.062% due 07/25/2032		8	5

JPMorgan Mortgage Acquisition Corp.
0.572% due 10/25/2036		343	302

Morgan Stanley ABS Capital I
0.702% due 01/25/2036		702	586
1.602% due 03/25/2033		268	155

New Century Home Equity Loan Trust
0.892% due 08/25/2034		57	20

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		250	137

Residential Asset Mortgage Products, Inc.
1.722% due 09/25/2047		1,725	1,164

SBI HELOC Trust
0.692% due 08/25/2036		108	95

Soundview Home Equity Loan Trust
1.322% due 10/25/2037		330	297

Specialty Underwriting & Residential Finance
0.772% due 09/25/2036		796	592

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,002	534

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		60	59

Total Asset-Backed Securities (Cost $22,799)			18,462

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

American International Group, Inc.
5.750% due 03/15/2067	GBP	9,000	$1,098
8.625% due 05/22/2038		1,000	140

JLOC Ltd.
0.896% due 02/16/2016	JPY	7,071	69

SLM Corp.
2.193% due 11/15/2011	EUR	1,000	658

Total Foreign Currency-Denominated Issues (Cost $4,886)			1,965

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011	500	$3

Bank of America Corp.
7.250% due 12/31/2049	365	155

Citigroup, Inc.
6.500% due 12/31/2049 (a)	100	3

General Motors Corp.
5.250% due 03/06/2032	2,000	5

Wells Fargo & Co.
7.500% due 12/31/2049	300	144

Total Convertible Preferred Stocks (Cost $636)		310

PREFERRED STOCKS 0.1%

SLM Corp. CPI Linked
2.140% due 01/16/2018	51,000	411

Total Preferred Stocks (Cost $574)		411

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.5%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.080% due 04/01/2009	$301	301

(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $310. Repurchase proceeds are $301.)

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (f)	1,500	1,500

U.S. TREASURY BILLS 11.9%
0.124% due 04/09/2009 - 06/11/2009 (d)(f)	36,625	36,621

Total Short-Term Instruments (Cost $38,421)		38,422

Total Investments 149.3% (Cost $487,950)		$457,691

Written Options (i) (0.0%) (Premiums $82)		(18)

Other Assets and Liabilities (Net) (49.3%)		(151,148)

Net Assets 100.0%		$306,525

60	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	The Income Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $37,985 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $86,147 at a weighted average interest rate of 2.109%. On March 31, 2009, securities valued at $105,082 were pledged as collateral for reverse repurchase agreements.
(h)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Bear Stearns Cos., Inc.	CITI	(4.050%	)	09/20/2012	2.162%		$137	$(8)	$0	$(8)
Bear Stearns Cos., Inc.	GSC	(3.000%	)	12/20/2017	1.801%		1,000	(85)	0	(85)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	1.500%		2,000	(12)	0	(12)
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	100	(1)	0	(1)

								$(106)	$0	$(106)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	6.375%	$2,000	$(157)	$0	$(157)
American International Group, Inc.	DUB	2.100%	03/20/2013	22.909%	3,000	(1,272)	0	(1,272)
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	7.313%	50	(4)	(5)	1
General Electric Capital Corp.	DUB	4.820%	12/20/2013	7.440%	2,000	(173)	0	(173)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	7.683%	50	(5)	(5)	0
SLM Corp.	BCLY	5.000%	12/20/2013	25.406%	50	(18)	(5)	(13)
SLM Corp.	GSC	7.600%	03/20/2012	30.231%	250	(79)	0	(79)
SLM Corp.	MLP	5.000%	12/20/2013	25.406%	2,000	(739)	(245)	(494)
Sprint Nextel Corp.	BCLY	7.150%	06/20/2009	7.011%	100	0	0	0

						$(2,447)	$(260)	$(2,187)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$4,000	$(3,678)	$(1,740)	$(1,938)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	2,000	(1,840)	(840)	(1,000)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	11,000	(10,668)	(8,320)	(2,348)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	3,000	(2,909)	(1,830)	(1,079)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	3,000	(2,875)	(1,860)	(1,015)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	4,536	(1,629)	(330)	(1,299)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	4,536	(1,632)	(611)	(1,021)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	2,363	(850)	(175)	(675)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	12,500	(9,421)	(8,500)	(921)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	1,000	(127)	(25)	(102)
CDX.EM-10 Index	JPM	3.350%	12/20/2013	7,000	(885)	(1,120)	235
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	49	(2)	0	(2)
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,950	(258)	0	(258)
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	9,751	(1,203)	0	(1,203)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	(304)	0	(304)
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	100	(4)	(1)	(3)

					$(38,285)	$(25,352)	$(12,933)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Annual Report	March 31, 2009	61

Schedule of Investments  Income Fund  (Cont.)

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	$19,000	$3,674	$976	$2,698
Pay	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB	1,800	(67)	(72)	5

						$3,607	$904	$2,703

(i)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	$ 2,000	$4	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	2,000	10	0
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	9	2
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	2
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	1,000	10	1
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	05/06/2009	300	9	13
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	05/06/2009	300	4	0
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	5	0

							$82	$18

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$0	$0
Sales	98	13,600	150
Closing Buys	(41)	0	(18)
Expirations	(57)	0	(50)
Exercised	0	0	0

Balance at 03/31/2009	0	$13,600	$82

(j)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	200	04/2009	$0	$(13)	$(13)
Buy		HSBC	21	04/2009	1	0	1
Sell		HSBC	701	04/2009	0	(46)	(46)
Buy		RBS	96	04/2009	0	(2)	(2)
Sell	GBP	DUB	1,056	04/2009	16	0	16
Sell		MSC	1,768	04/2009	21	0	21
Buy		UBS	102	04/2009	0	(4)	(4)
Sell	JPY	BNP	5,000	05/2009	1	0	1
Sell		MSC	5,000	06/2009	0	0	0

					$39	$(65)	$(26)

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$3,411	$454,221	$59	$457,691
Other Financial Instruments ++	0	(12,567)	0	(12,567)

Total	$3,411	$441,654	$59	$445,124

62	PIMCO Funds	See Accompanying Notes

March 31, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$33,324	$(1,849)	$6	$(53)	$518	$(31,887)	$59
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$33,324	$(1,849)	$6	$(53)	$518	$(31,887)	$59

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	63

Schedule of Investments  Low Duration Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (e) 3.3%

Short-Term Floating NAV Portfolio	32,603,277	$326,196

Total PIMCO Funds (Cost $326,148)		326,196

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.560% due 08/03/2012	$47,280	25,502

Total Bank Loan Obligations (Cost $45,692)		25,502

CORPORATE BONDS & NOTES 35.0%

BANKING & FINANCE 25.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	13,946

American Express Bank FSB
0.581% due 04/26/2010	4,100	3,844
0.605% due 10/20/2009	23,800	23,015
5.500% due 04/16/2013	20,600	17,789

American Express Credit Corp.
0.593% due 11/09/2009	32,600	31,639

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	20,600	17,832

American International Group, Inc.
0.606% due 06/16/2009	1,000	901
1.252% due 10/18/2011	1,500	786
4.950% due 03/20/2012	4,700	2,300
5.050% due 10/01/2015	10,000	4,452
5.375% due 10/18/2011	4,600	2,394
5.450% due 05/18/2017	10,000	3,963
5.850% due 01/16/2018	33,700	13,217
8.250% due 08/15/2018	15,400	6,600

ANZ National International Ltd.
1.281% due 08/07/2009	5,700	5,697
6.200% due 07/19/2013	17,600	16,994

Bank of America Corp.
1.352% due 09/25/2009	43,500	43,142
1.356% due 11/06/2009	3,100	3,059
8.000% due 12/29/2049	219,600	88,055
8.125% due 12/29/2049	11,400	4,689

Bank of America N.A.
1.331% due 06/12/2009	12,000	11,988

Bank of New York Mellon Corp.
1.634% due 02/05/2010	63,300	62,353

Bear Stearns Cos. LLC
1.341% due 08/21/2009	8,800	8,771
1.366% due 05/18/2010	64,800	63,844
1.448% due 08/15/2011	800	740
1.486% due 07/19/2010	32,030	31,573
4.500% due 10/28/2010	12,000	11,884
6.400% due 10/02/2017	59,100	57,649
6.950% due 08/10/2012	74,890	76,338

Calabash Re Ltd.
9.720% due 01/08/2010	4,700	4,537
12.220% due 01/08/2010	4,500	4,406

Capital One Financial Corp.
1.572% due 09/10/2009	100,770	97,614

CIT Group Funding Co. of Canada
4.650% due 07/01/2010	9,500	7,888

CIT Group, Inc.
1.358% due 08/17/2009	48,100	42,982
1.394% due 06/08/2009	2,050	1,983
1.481% due 02/13/2012	14,400	8,829

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Funding, Inc.
0.523% due 04/23/2009	$76,520	$76,341
1.226% due 06/26/2009	17,975	17,759

Citigroup, Inc.
1.262% due 12/28/2009	22,100	20,408
1.381% due 08/13/2010	150	131
1.396% due 05/18/2010	4,400	3,954
5.100% due 09/29/2011	1,500	1,365
5.125% due 02/14/2011	27,165	24,957
5.500% due 04/11/2013	48,200	42,399
8.400% due 04/29/2049	18,300	10,365

Countrywide Home Loans, Inc.
4.125% due 09/15/2009	14,700	14,528
5.625% due 07/15/2009	100	99

Credit Agricole S.A.
1.256% due 05/28/2009	17,600	17,569
1.306% due 05/28/2010	24,400	23,874

Deutsche Bank Capital Funding Trust I
3.268% due 12/29/2049	3,100	788

DnB NOR Bank ASA
1.330% due 10/13/2009	18,900	18,674

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,500	2,142
7.250% due 10/25/2011	900	641
7.375% due 10/28/2009	13,000	11,661
7.375% due 02/01/2011	10,600	8,014
7.875% due 06/15/2010	1,700	1,405
8.625% due 11/01/2010	1,000	797

General Electric Capital Corp.
1.212% due 01/20/2010	35,200	34,145
1.361% due 03/12/2010	3,800	3,642
1.418% due 06/20/2014	10,000	7,459
1.472% due 10/06/2010	2,000	1,834
1.620% due 02/01/2011	16,300	14,771

GMAC LLC
6.000% due 12/15/2011	3,500	1,967

Goldman Sachs Group, Inc.
1.317% due 06/23/2009	14,200	14,107
1.416% due 02/06/2012	20,000	17,299
1.455% due 07/23/2009	600	595
1.677% due 03/22/2016	15,000	10,223
5.300% due 02/14/2012	3,000	2,897

HSBC Bank USA N.A.
1.432% due 06/10/2009	9,200	9,148

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	13,721

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	220

HSBC Finance Corp.
8.000% due 07/15/2010	12,000	11,321

ICICI Bank Ltd.
1.894% due 01/12/2010	32,200	28,991

ING Bank NV
3.900% due 03/19/2014	22,400	22,586

International Lease Finance Corp.
1.469% due 05/24/2010	8,950	6,404

JPMorgan Chase & Co.
1.256% due 01/17/2011	1,600	1,526
1.276% due 06/26/2009	1,000	1,000

KeyBank N.A.
3.511% due 06/02/2010	42,400	40,886

Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	10,900	1,363
2.911% due 08/21/2009 (a)	38,000	4,750
2.951% due 05/25/2010 (a)	1,400	175
3.052% due 11/10/2009 (a)	15,000	1,875
5.625% due 01/24/2013 (a)	5,300	662

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Lloyds Banking Group PLC
5.920% due 09/29/2049	$700	$130

Longpoint Re Ltd.
6.570% due 05/08/2010	8,500	8,257

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	23,000	22,507
1.346% due 12/04/2009	21,000	20,174
1.359% due 07/25/2011	32,700	27,337
1.370% due 11/01/2011	6,000	4,909
1.454% due 02/05/2010	275	260
3.051% due 05/20/2009	110,400	109,791
6.050% due 08/15/2012	8,330	7,154

Metropolitan Life Global Funding I
5.125% due 04/10/2013	123,100	112,565

Morgan Stanley
1.184% due 01/15/2010	30,900	29,735
1.392% due 01/18/2011	400	361
3.338% due 05/14/2010	29,100	28,355

Mystic Re Ltd.
11.261% due 06/07/2011	6,400	6,075

National Australia Bank Ltd.
1.352% due 09/11/2009	23,500	23,501
1.691% due 02/08/2010	109,600	109,622

National City Corp.
1.490% due 06/16/2010	3,000	2,810

Osiris Capital PLC
3.944% due 01/15/2010	11,000	10,732

Pacific Life Global Funding
5.150% due 04/15/2013	98,678	93,055

PNC Bank N.A.
1.620% due 02/01/2010	73,400	71,989

Pricoa Global Funding I
1.274% due 01/30/2012	18,300	13,620
1.428% due 09/27/2013	14,770	9,878

Principal Life Income Funding Trusts
1.398% due 11/15/2010	8,100	6,753

Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	1,800	1,736

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	37,207	18,234

SLM Corp.
1.299% due 07/27/2009	20,200	19,464
1.319% due 07/26/2010	20,000	14,202

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	76,000

U.S. Bancorp
1.625% due 02/04/2010	37,820	37,893

Wachovia Corp.
1.311% due 12/01/2009	25,600	25,232
5.500% due 05/01/2013	70,000	64,624

Wells Fargo & Co.
1.454% due 01/12/2011	6,600	6,053
1.614% due 01/29/2010	70,100	68,611
7.980% due 02/28/2049	182,500	85,878

Westpac Banking Corp.
3.250% due 12/16/2011	65,800	67,038

		2,553,666

INDUSTRIALS 6.2%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	163,818	124,958

Anadarko Petroleum Corp.
1.720% due 09/15/2009	26,300	26,209

64	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	$7,000	$7,192

Daimler Finance North America LLC
1.634% due 08/03/2009	23,000	22,830
7.750% due 01/18/2011	3,000	2,960

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	38,752

General Mills, Inc.
1.252% due 01/22/2010	17,700	17,396

International Business Machines Corp.
1.764% due 07/28/2011	72,500	71,488

PACCAR, Inc.
6.375% due 02/15/2012	42,800	44,381
6.875% due 02/15/2014	19,900	20,755

Roche Holdings, Inc.
3.249% due 02/25/2011	98,380	98,259
6.000% due 03/01/2019	87,100	89,882

Ryder System, Inc.
5.950% due 05/02/2011	10,380	9,982

Time Warner, Inc.
1.461% due 11/13/2009	17,400	17,078

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	26,432

		618,554

UTILITIES 3.3%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	49,800	49,994

AT&T Corp.
7.300% due 11/15/2011	47,000	50,537

AT&T, Inc.
1.334% due 02/05/2010	11,700	11,671

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,080

Public Service Electric & Gas Co.
2.206% due 03/12/2010	51,300	50,792

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	3,200	3,208

Telecom Italia Capital S.A.
1.752% due 07/18/2011	24,000	20,767

Telefonica Emisiones SAU
1.588% due 06/19/2009	33,000	32,885

Verizon Communications, Inc.
6.100% due 04/15/2018	10,000	9,926

Verizon Wireless Capital LLC
5.250% due 02/01/2012	88,480	89,725

		324,585

Total Corporate Bonds & Notes (Cost $3,953,701)		3,496,805

MUNICIPAL BONDS & NOTES 0.4%

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	42,100	42,418

Total Municipal Bonds & Notes (Cost $42,147)		42,418

U.S. GOVERNMENT AGENCIES 54.9%

Fannie Mae
0.582% due 12/25/2036	9,372	8,386
0.722% due 10/27/2037	107,300	96,637
0.872% due 03/25/2044	752	707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.922% due 05/25/2031 - 06/25/2032	$2,698	$2,612
1.122% due 05/25/2030	601	594
1.162% due 04/25/2022	13	13
1.172% due 05/25/2030	601	596
1.750% due 03/23/2011	101,500	102,223
3.022% due 07/01/2042 - 07/01/2044	12,069	11,952
3.072% due 09/01/2041	19,296	19,062
3.222% due 10/01/2030 - 11/01/2039	1,740	1,724
3.679% due 07/01/2017	46	45
3.977% due 12/01/2033	501	499
4.000% due 05/01/2011 - 03/01/2035	1,684	1,673
4.046% due 01/01/2024	147	149
4.083% due 01/01/2021	29	29
4.191% due 11/01/2017	52	52
4.250% due 05/25/2033	8,211	8,416
4.295% due 11/01/2018	4	4
4.338% due 05/01/2035	3,350	3,420
4.372% due 01/01/2024	10	10
4.400% due 08/01/2017	6	6
4.405% due 07/01/2018	12	12
4.438% due 12/01/2017	23	24
4.464% due 03/01/2035	3,472	3,543
4.487% due 11/01/2034	2,031	2,073
4.498% due 11/01/2017	29	29
4.500% due 06/01/2011 - 08/01/2035	8,765	9,010
4.544% due 02/01/2028	10	10
4.596% due 01/01/2028	66	66
4.598% due 07/01/2035	10,498	10,751
4.618% due 08/01/2035	16,216	16,629
4.647% due 01/01/2035	14,285	14,592
4.649% due 07/01/2035	11,933	12,157
4.652% due 04/01/2034	1,265	1,290
4.679% due 10/01/2034	6,525	6,646
4.705% due 05/01/2035	8,393	8,601
4.759% due 03/01/2035	17,332	17,491
4.850% due 04/01/2024	218	220
4.899% due 07/25/2017	418	432
4.912% due 10/01/2035	6,905	7,011
4.940% due 09/01/2035	8,926	9,160
4.942% due 11/01/2027	69	70
4.955% due 06/01/2022	6	6
4.968% due 06/01/2035	1,623	1,668
4.997% due 12/01/2023	33	33
5.000% due 12/01/2013 - 04/01/2039	992,340	1,031,907
5.013% due 04/01/2018	702	717
5.047% due 06/01/2035	3,696	3,806
5.124% due 02/01/2028	281	285
5.361% due 09/01/2032	1,954	2,007
5.436% due 10/01/2024	177	179
5.500% due 05/01/2014 - 05/01/2039	373,590	388,650
5.500% due 02/01/2038 (h)	53,563	55,668
6.000% due 05/01/2016 - 05/01/2039	1,571,141	1,640,636
6.000% due 10/01/2037 - 10/01/2038 (g)	396,507	414,656
6.000% due 07/01/2038 (h)	23,054	24,110
6.106% due 07/01/2023	88	91
6.247% due 08/01/2029	693	693
6.250% due 02/01/2011	78,000	82,429
6.500% due 08/01/2028 - 12/25/2042	104,015	109,953
7.000% due 05/01/2012 - 01/01/2032	454	459
7.500% due 02/01/2013	2	2
8.000% due 04/01/2030 - 11/01/2031	2,840	3,088
8.500% due 04/01/2025	133	146
8.800% due 01/25/2019	89	93

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.000% due 03/25/2021 - 01/01/2025	$306	$344
9.250% due 10/25/2018	5	6
9.500% due 03/25/2020 - 11/01/2025	677	745
10.000% due 03/01/2010 - 05/01/2022	14	15
10.500% due 07/01/2014 - 07/01/2021	3	3
11.000% due 11/01/2020	3	3
11.250% due 10/01/2015	6	6
11.500% due 11/01/2019 - 02/01/2020	2	2
11.750% due 02/01/2016	9	10
13.000% due 07/01/2015	2	3
13.250% due 09/01/2011	1	2
15.750% due 12/01/2011	1	2
16.000% due 09/01/2012 - 12/01/2012	1	1

Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	3,216	3,242

Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	260,692	252,661
0.782% due 08/25/2031	3,684	2,962
0.786% due 02/15/2019	96,614	93,536
0.802% due 09/25/2031	6,051	5,523
0.856% due 05/15/2036	15,142	14,689
0.906% due 12/15/2030	11,486	11,359
0.956% due 06/15/2018	3,669	3,612
1.006% due 11/15/2030	11	11
1.512% due 10/15/2020	51	51
1.562% due 03/15/2021	27	27
3.222% due 07/25/2044	724	710
3.250% due 01/01/2017	4	4
3.500% due 02/01/2023	1	1
4.000% due 09/15/2015	118	119
4.000% due 01/15/2024 (b)	3,290	316
4.355% due 08/01/2035	15,130	15,332
4.375% due 11/01/2022	264	269
4.482% due 03/01/2035	4,665	4,703
4.483% due 08/15/2032	689	685
4.500% due 02/15/2015 - 06/01/2018	33,566	34,239
4.589% due 04/01/2035	11,420	11,586
4.637% due 04/01/2035	8,671	8,838
4.697% due 06/01/2035 (g)	80,359	81,147
4.711% due 08/01/2035 (g)	73,606	74,429
4.720% due 01/01/2024	94	95
4.727% due 03/01/2035	9,267	9,501
4.813% due 10/01/2027	28	28
4.841% due 06/01/2024	57	58
4.858% due 07/01/2035	789	805
4.875% due 06/13/2018	7,400	8,228
4.900% due 03/01/2035	1,708	1,747
4.929% due 07/01/2035	19,334	19,793
4.990% due 11/01/2023	10	10
4.995% due 04/01/2035	1,947	2,006
5.000% due 04/01/2013 - 07/15/2024	34,477	35,068
5.059% due 04/01/2035	3,983	4,108
5.065% due 07/01/2018	52	53
5.113% due 10/01/2023	121	122
5.129% due 12/01/2022	41	42
5.151% due 09/01/2023	20	20
5.343% due 02/01/2020	270	279
5.500% due 02/15/2014 - 04/01/2039	88,085	91,666
5.875% due 03/21/2011	58,000	60,941
6.000% due 03/01/2011 - 04/01/2039	30,141	31,605
6.500% due 03/15/2029 - 07/25/2043	53,515	56,591

See Accompanying Notes	Annual Report	March 31, 2009	65

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 01/01/2030 - 04/01/2032	$65	$71
7.500% due 07/15/2030	522	558
8.000% due 01/01/2012 - 12/01/2024	304	325
8.500% due 06/01/2022 - 11/01/2025	773	848
9.000% due 12/15/2020 - 08/01/2022	264	278
9.500% due 08/01/2016 - 09/01/2021	85	93
10.000% due 03/01/2016 - 05/15/2020	38	42
10.750% due 10/01/2010	1	1
14.000% due 09/01/2012 - 04/01/2016	1	1

Ginnie Mae
1.106% due 12/16/2025	133	130
4.125% due 10/20/2023 - 12/20/2027	2,826	2,842
4.625% due 08/20/2022 - 07/20/2030	3,734	3,759
5.000% due 01/20/2032 - 02/20/2032	4,060	4,129
5.375% due 04/20/2016 - 05/20/2030	5,915	6,034
5.500% due 03/20/2019 - 03/20/2031	208	214
6.000% due 01/15/2029 - 12/15/2038	166,135	173,857
6.500% due 09/15/2032 - 05/15/2034	45	47
6.500% due 04/15/2036 (h)	162,673	171,117
7.000% due 03/15/2011 - 10/15/2011	10	11
7.500% due 03/15/2022 - 09/15/2031	182	196
8.000% due 05/15/2016 - 06/20/2031	1,913	2,059
8.500% due 12/15/2021 - 05/15/2030	8	8
9.000% due 03/15/2017 - 11/15/2030	251	277
9.500% due 10/15/2016 - 06/15/2025	23	26
9.750% due 08/15/2017	19	21
10.000% due 10/15/2013 - 11/15/2020	5	5
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	3
11.750% due 08/15/2013	3	3
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	4
13.500% due 11/15/2012	4	4
16.000% due 02/15/2012	4	5

Vendee Mortgage Trust
6.500% due 05/15/2029	37,761	39,252

Total U.S. Government Agencies (Cost $5,396,780)		5,490,089

U.S. TREASURY OBLIGATIONS 1.4%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028	604	581
2.000% due 01/15/2016	95,072	98,370
2.500% due 07/15/2016	11,318	12,145

U.S. Treasury Bonds
3.500% due 02/15/2039	34,400	34,099

Total U.S. Treasury Obligations (Cost $137,324)		145,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 10.6%

American Home Mortgage Assets
0.732% due 10/25/2046	$33,444	$10,862

American Home Mortgage Investment Trust
4.290% due 10/25/2034	41,973	29,318
4.390% due 02/25/2045	12,149	6,751
4.440% due 02/25/2045	40,859	23,245

Banc of America Funding Corp.
4.110% due 05/25/2035	224,669	161,826

Banc of America Mortgage Securities, Inc.
5.125% due 05/25/2033	298	228
6.500% due 10/25/2031	5,313	5,130

Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	13,090	8,906
4.550% due 08/25/2035	1,073	751
4.625% due 10/25/2035	51,284	31,102
4.750% due 10/25/2035	145,933	111,204
4.951% due 11/25/2030	94	82
5.008% due 01/25/2035	5,105	3,931
5.031% due 04/25/2033	8,160	6,891
5.320% due 02/25/2033	1,033	907
5.426% due 04/25/2033	21,568	18,692
5.435% due 01/25/2034	10,284	7,688
5.602% due 02/25/2033	1,603	1,386

Bear Stearns Alt-A Trust
5.217% due 03/25/2035	27,869	14,251
5.364% due 05/25/2035	28,356	15,323
5.491% due 09/25/2035	7,613	3,767

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,098
5.471% due 01/12/2045	4,200	3,145

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	17,788	15,619

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	15,404	9,754

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.699% due 03/25/2034	5,018	3,972

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	9,200

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	12,540	4,082
0.802% due 02/25/2037	13,449	5,558

Countrywide Home Loan Mortgage Pass-Through Trust
0.812% due 04/25/2035	4,093	1,709
4.729% due 02/20/2035	25,843	18,270
4.785% due 11/25/2034	14,397	8,807
5.250% due 02/20/2036	25,621	12,675

Credit Suisse Mortgage Capital Certificates
5.658% due 03/15/2039	1,400	1,143

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	2,385	1,810
4.938% due 12/15/2040	7,498	7,471
5.329% due 06/25/2032	62	50

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.602% due 03/25/2037	4,046	3,872

DLJ Acceptance Trust
11.000% due 08/01/2019	58	58

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	24	24

Drexel Burnham Lambert CMO Trust
1.247% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
4.646% due 06/25/2034	16,588	9,717

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	$6,707	$5,214

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	76	76

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	14,103	11,301
0.602% due 01/25/2047	15,139	12,962

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	373
5.444% due 03/10/2039	6,800	4,921

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	9,502	6,655
5.799% due 08/10/2045	13,400	9,192

GSR Mortgage Loan Trust
4.129% due 09/25/2035	8,941	6,110
4.541% due 09/25/2035	85,247	63,188
6.000% due 03/25/2032	873	819

Harborview Mortgage Loan Trust
5.143% due 07/19/2035	12,230	6,690

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	5,020	3,431

Imperial Savings Association
6.503% due 02/25/2018	36	35

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	8,324	7,673
0.732% due 05/25/2046	6,284	2,248

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,358
5.819% due 06/15/2049	50,985	35,298
5.882% due 02/15/2051	4,400	3,126

JPMorgan Mortgage Trust
5.018% due 02/25/2035	20,785	16,515

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	9,887	9,919

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	2,906	2,157

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	15,185	9,676

MASTR Asset Securitization Trust
5.500% due 09/25/2033	23,497	21,606

Mellon Residential Funding Corp.
1.036% due 06/15/2030	18,362	15,304

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	5,423

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	13,000	7,213
4.485% due 02/25/2035	27,792	19,052
4.723% due 05/25/2033	10,073	7,982

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,295	1,383
4.250% due 10/25/2035	13,856	11,168

Morgan Stanley Capital I
0.617% due 10/15/2020	5,736	4,233
5.809% due 12/12/2049	18,825	13,162

Prime Mortgage Trust
0.922% due 02/25/2019	934	893
0.922% due 02/25/2034	5,791	4,692

Prudential-Bache CMO Trust
8.400% due 03/20/2021	122	124

Resecuritization Mortgage Trust
0.771% due 04/26/2021	31	31

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	1,049	1,016

66	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	$17	$15

Sears Mortgage Securities
12.000% due 02/25/2014	6	6

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	6,692	2,569
0.806% due 07/19/2035	6,246	2,924
1.216% due 09/19/2032	5,740	4,352
9.435% due 06/25/2029	528	573

Structured Asset Securities Corp.
5.111% due 07/25/2032	119	81
5.140% due 01/25/2032	151	127

Thornburg Mortgage Securities Trust
0.632% due 11/25/2046	15,363	13,196

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	27,198	18,789
0.646% due 09/15/2021	15,824	10,916
5.509% due 04/15/2047	6,200	3,912

WaMu Mortgage Pass-Through Certificates
0.812% due 10/25/2045	5,957	2,459
0.832% due 01/25/2045	383	154
2.363% due 01/25/2047	9,467	3,476
2.443% due 12/25/2046	44,030	16,292
2.833% due 11/25/2042	2,100	1,279
3.033% due 06/25/2042	3,473	2,621
3.033% due 08/25/2042	2,868	1,938
3.705% due 02/27/2034	10,768	8,608
3.705% due 01/25/2047	6,525	2,547
3.742% due 03/25/2034	4,579	3,274
3.955% due 09/25/2046	15,351	5,933

Washington Mutual MSC Mortgage Pass-Through Certificates
5.610% due 02/25/2033	299	236
5.667% due 02/25/2033	81	66

Wells Fargo Mortgage-Backed Securities Trust
4.704% due 12/25/2033	5,957	5,008
4.950% due 03/25/2036	29,200	18,440
5.387% due 08/25/2035	6,408	5,364
5.593% due 07/25/2036	24,069	12,706

Total Mortgage-Backed Securities (Cost $1,522,836)		1,060,365

ASSET-BACKED SECURITIES 6.8%

Access Group, Inc.
2.459% due 10/27/2025	66,936	61,573

ACE Securities Corp.
0.572% due 12/25/2036	3,713	3,262

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	744	281

Argent Securities, Inc.
0.572% due 09/25/2036	120	118

Asset-Backed Funding Certificates
0.582% due 10/25/2036	1,075	1,042
0.582% due 01/25/2037	5,441	4,629

Asset-Backed Securities Corp. Home Equity
0.572% due 12/25/2036	1,122	1,004
1.076% due 06/15/2031	7	5

BA Credit Card Trust
1.136% due 04/15/2013	14,900	14,246

Bear Stearns Asset-Backed Securities Trust
0.582% due 01/25/2037	2,902	2,123
0.602% due 10/25/2036	4,023	3,469
0.972% due 03/25/2043	3,001	2,797
1.522% due 10/25/2037	30,349	19,610

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	9,962	9,173

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.622% due 06/25/2037	$1,297	$968
0.842% due 10/25/2035	12,800	11,072

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 11/25/2031	1,004	825

Chase Issuance Trust
0.546% due 07/15/2011	1,300	1,297
0.596% due 02/15/2013	850	806
1.206% due 11/15/2011	4,100	4,049

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	692	451

Citibank Credit Card Issuance Trust
1.436% due 05/18/2011	85,700	85,493

Citigroup Mortgage Loan Trust, Inc.
0.622% due 10/25/2036	11,305	10,009

Community Program Loan Trust
4.500% due 10/01/2018	3,351	3,370

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037	6,108	5,536
0.572% due 12/25/2046	996	977
0.572% due 03/25/2047	3,026	2,912

Credit-Based Asset Servicing & Securitization LLC
0.612% due 12/25/2037	1,307	1,224

Daimler Chrysler Auto Trust
1.383% due 10/08/2010	21,643	21,537
4.980% due 02/08/2011	7,567	7,602

Equity One Asset-Backed Securities, Inc.
1.082% due 11/25/2032	10,149	5,536

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 11/25/2036	17,402	15,512
0.572% due 12/25/2036	472	461
0.582% due 06/25/2036	574	564

Ford Credit Auto Owner Trust
0.566% due 04/15/2010	37	37
0.886% due 06/15/2010	467	465
1.156% due 07/15/2010	15,683	15,592
1.456% due 01/15/2011	79,481	78,749
1.976% due 06/15/2012	57,600	53,855
2.176% due 05/15/2012	13,500	12,690
4.360% due 06/15/2010	1,405	1,407

Fremont Home Loan Trust
0.582% due 01/25/2037	6,756	5,750
0.592% due 02/25/2037	744	730
0.622% due 05/25/2036	1,803	1,749

GSAMP Trust
0.562% due 10/25/2046	3,669	3,357
0.592% due 09/25/2036	1,668	1,564
0.592% due 12/25/2036	11,404	8,302

HFC Home Equity Loan Asset-Backed Certificates
0.815% due 01/20/2035	3,046	2,109
0.835% due 01/20/2034	15,856	10,464
0.895% due 09/20/2033	7,531	5,586

HSI Asset Securitization Corp. Trust
0.572% due 10/25/2036	806	503
0.572% due 12/25/2036	4,940	2,867

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037	3,446	3,256

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	1,631	1,497
0.572% due 07/25/2036	1,992	1,840
0.572% due 08/25/2036	2,141	1,929

Lehman XS Trust
0.592% due 05/25/2046	852	832

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	3,218	2,962
0.582% due 10/25/2036	1,499	1,436
0.802% due 10/25/2034	589	241

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
0.562% due 08/25/2036		$2,653	$2,538

Morgan Stanley ABS Capital I
0.562% due 10/25/2036		3,089	2,824
0.562% due 01/25/2037		7,403	6,444
0.572% due 10/25/2036		2,346	2,050

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036		1,000	913

Option One Mortgage Loan Trust
0.572% due 01/25/2037		5,748	5,393

Renaissance Home Equity Loan Trust
1.222% due 08/25/2032		40	20

Residential Asset Securities Corp.
0.592% due 11/25/2036		6,077	5,861
0.982% due 06/25/2031		3	2

Saxon Asset Securities Trust
0.582% due 10/25/2046		1,524	1,464

Securitized Asset-Backed Receivables LLC Trust
0.572% due 09/25/2036		1,695	1,486
0.582% due 12/25/2036		8,963	7,421
0.652% due 05/25/2037		2,639	1,741

SLM Student Loan Trust
1.199% due 01/25/2019		7,000	6,924
1.249% due 10/25/2016		1,016	1,015
1.409% due 07/25/2013		11,795	11,750
1.459% due 01/25/2015		5,773	5,700
1.659% due 10/25/2017		47,700	44,374
1.839% due 07/25/2013		32,214	32,049

Soundview Home Equity Loan Trust
0.582% due 11/25/2036		4,672	3,813

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		1,014	973
0.582% due 01/25/2038		5,727	4,819

Structured Asset Securities Corp.
0.572% due 10/25/2036		7,640	6,690
0.812% due 01/25/2033		754	382
4.930% due 01/25/2035		828	776

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		1,532	1,494

WMC Mortgage Loan Pass-Through Certificates
1.236% due 05/15/2030		206	183

Total Asset-Backed Securities (Cost $745,468)			682,401

SOVEREIGN ISSUES 1.1%

Export-Import Bank of Korea
1.645% due 10/04/2011		1,000	1,003
8.125% due 01/21/2014		105,700	109,410

Korea Development Bank
1.531% due 11/22/2012		2,200	1,994

Total Sovereign Issues (Cost $108,518)			112,407

FOREIGN CURRENCY-DENOMINATED ISSUES 0.9%

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	29,275

KeyCorp
2.088% due 11/22/2010	EUR	7,085	8,278

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,153

Morgan Stanley
2.165% due 03/01/2013		25,300	25,764

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	7,377

See Accompanying Notes	Annual Report	March 31, 2009	67

Schedule of Investments  Low Duration Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Corp.
2.604% due 04/26/2011	EUR	5,000	$3,787

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,364

Total Foreign Currency-Denominated Issues (Cost $101,423)			87,998

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

Bank of America Corp.
7.250% due 12/31/2049		63,000	26,743

Wells Fargo & Co.
7.500% due 12/31/2049		29,900	14,322

Total Convertible Preferred Stocks (Cost $81,549)			41,065

PREFERRED STOCKS 1.0%

DG Funding Trust
2.717% due 12/31/2049		10,254	102,700

Total Preferred Stocks (Cost $108,094)			102,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.8%

CERTIFICATES OF DEPOSIT 0.0%

Bank of Ireland
1.134% due 01/15/2010	$100	$96

COMMERCIAL PAPER 0.1%

Freddie Mac
0.200% due 04/20/2009	6,500	6,499

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	22,000	22,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $22,401. Repurchase proceeds are $22,000.)

State Street Bank and Trust Co.
0.080% due 04/01/2009	10,000	10,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $10,204. Repurchase proceeds are $10,000.)

		32,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.0%
0.765% due 04/29/2009 - 05/15/2009 (c)(f)	$5,150	$5,150

U.S. TREASURY BILLS 1.4%
0.113% due 04/02/2009 - 06/11/2009 (c)(f)	138,865	138,856

Total Short-Term Instruments (Cost $182,604)		182,601

PURCHASED OPTIONS (j) 0.4%
(Cost $9,382)		35,033

Total Investments 118.3% (Cost $12,761,666)		$11,830,775

Written Options (k) (0.0%) (Premiums $5,954)		(585)

Other Assets and Liabilities (Net) (18.3%)		(1,828,820)

Net Assets 100.0%		$10,001,370

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	The Low Duration Fund is investing in shares of affiliated Funds.
(f)	Securities with an aggregate market value of $135,151 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $240,864 at a weighted average interest rate of 2.163%. On March 31, 2009, securities valued at $348,543 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $12,653 and cash of $18,213 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2009	340	$4,636
90-Day Eurodollar December Futures	Long	12/2009	2,074	9,087
90-Day Eurodollar June Futures	Long	06/2009	5,501	27,059
90-Day Eurodollar March Futures	Long	03/2010	1,209	6,029
90-Day Eurodollar September Futures	Long	09/2009	3,505	18,212
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	1,477
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,956	26,906

				$93,406

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	22.909%	$15,700	$(6,656)	$0	$(6,656)
American International Group, Inc.	DUB	1.400%	06/20/2013	22.388%	16,200	(7,191)	0	(7,191)
American International Group, Inc.	GSC	1.380%	06/20/2013	22.388%	20,200	(8,975)	0	(8,975)
American International Group, Inc.	GSC	1.800%	06/20/2013	22.388%	2,000	(871)	0	(871)
American International Group, Inc.	RBS	1.360%	06/20/2013	22.388%	20,300	(9,028)	0	(9,028)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	3.793%	20,000	(2,103)	0	(2,103)
Brazil Government International Bond	BCLY	0.290%	06/20/2009	0.710%	43,300	(7)	0	(7)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	1,300	(261)	0	(261)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	2,200	(451)	0	(451)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	4,500	(1,126)	0	(1,126)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	13.959%	7,500	(1,868)	0	(1,868)
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	13.959%	10,000	(2,478)	0	(2,478)

68	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	$1,000	$(202)	$0	$(202)
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	400	(11)	0	(11)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	2,000	(411)	0	(411)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	9.275%	6,300	(902)	0	(902)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	7.751%	2,000	(385)	0	(385)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	6,300	(510)	0	(510)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	2,800	(225)	0	(225)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	1,800	(144)	0	(144)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	16,600	(1,903)	0	(1,903)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	10,200	(1,057)	0	(1,057)
General Electric Capital Corp.	DUB	0.800%	06/20/2011	9.036%	32,700	(5,017)	0	(5,017)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	1,900	(242)	0	(242)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	8,000	(112)	0	(112)
General Electric Capital Corp.	RBS	1.200%	03/20/2010	10.026%	16,700	(1,328)	0	(1,328)
General Motors Corp.	BCLY	8.150%	03/20/2013	102.374%	10,000	(7,886)	0	(7,886)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	600	(489)	0	(489)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	3,300	(2,697)	0	(2,697)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	1,800	(1,469)	0	(1,469)
General Motors Corp.	GSC	8.150%	03/20/2013	102.374%	10,000	(7,886)	0	(7,886)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	700	(572)	0	(572)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	800	(653)	0	(653)
General Motors Corp.	UBS	8.150%	03/20/2013	102.374%	1,100	(867)	0	(867)
GMAC LLC	BCLY	3.650%	09/20/2012	18.913%	2,000	(681)	0	(681)
GMAC LLC	CITI	3.720%	09/20/2012	18.913%	2,800	(949)	0	(949)
GMAC LLC	DUB	3.200%	09/20/2012	18.913%	5,500	(1,929)	0	(1,929)
GMAC LLC	GSC	3.200%	09/20/2012	18.913%	4,300	(1,508)	0	(1,508)
GMAC LLC	JPM	3.250%	09/20/2012	18.913%	7,500	(2,622)	0	(2,622)
GMAC LLC	JPM	3.370%	09/20/2012	18.913%	10,000	(3,468)	0	(3,468)
GMAC LLC	JPM	3.670%	09/20/2012	18.913%	13,000	(4,420)	0	(4,420)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	2,000	(676)	0	(676)
GMAC LLC	JPM	4.850%	09/20/2012	18.913%	8,300	(2,599)	0	(2,599)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,200	(352)	(450)	98
Indonesia Government International Bond	RBS	0.438%	06/20/2009	3.862%	43,300	(332)	0	(332)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	6,000	(46)	0	(46)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	4,900	(551)	0	(551)
JSC Gazprom	MSC	0.860%	11/20/2011	8.392%	38,400	(6,431)	0	(6,431)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	2.497%	1,000	12	0	12
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	500	(35)	0	(35)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	6,000	(7)	0	(7)
Russia Government International Bond	BCLY	0.275%	06/20/2009	4.950%	43,300	(429)	0	(429)
SLM Corp.	BNP	5.050%	03/20/2013	27.118%	6,200	(2,260)	0	(2,260)
SLM Corp.	BOA	4.600%	03/20/2010	42.889%	100	(26)	(20)	(6)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	100	(39)	(30)	(9)
SLM Corp.	BOA	4.930%	03/20/2013	27.118%	100	(36)	(27)	(9)
SLM Corp.	BOA	5.025%	03/20/2013	27.118%	200	(73)	(54)	(19)
SLM Corp.	BOA	5.000%	12/20/2013	25.406%	100	(37)	(28)	(9)
SLM Corp.	BOA	5.000%	03/20/2014	24.944%	100	(37)	(29)	(8)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	2,900	(229)	0	(229)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	4,300	(153)	0	(153)
Ukraine Government International Bond	HSBC	0.490%	06/20/2009	71.995%	43,300	(6,386)	0	(6,386)

						$(112,282)	$(638)	$(111,644)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$2,800	$ (1,132)	$0	$(1,132)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	2,800	(1,111)	0	(1,111)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	1,800	(713)	0	(713)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	5,500	(2,225)	0	(2,225)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	1,900	(768)	0	(768)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	3,900	(1,554)	0	(1,554)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	1,700	(675)	0	(675)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	3,000	(1,195)	0	(1,195)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	4,700	(1,865)	0	(1,865)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	1,800	(713)	0	(713)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,841	(4,675)	0	(4,675)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,778	(1,083)	0	(1,083)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,143	(1,240)	0	(1,240)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,585	4	0	4
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	39,183	20	0	20
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,472	(58)	0	(58)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,626	(122)	0	(122)

See Accompanying Notes	Annual Report	March 31, 2009	69

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	$10,987	$ (69)	$0	$(69)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,806	(126)	0	(126)

					$ (19,300)	$0	$(19,300)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,108	$1	$1,107
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	485	0	485
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		25,800	526	10	516
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		7,000	142	0	142
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		7,100	140	0	140
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		7,600	159	0	159
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,500	73	0	73
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,000	36	1	35
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	(50)	0	(50)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	(10)	0	(10)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	224	(45)	269
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	227	(36)	263
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	268	29	239
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	278	17	261
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	879	(32)	911
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	14,298	(391)	14,689
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$113,700	3,150	(305)	3,455
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		156,700	4,341	(368)	4,709
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		146,600	5,204	0	5,204
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		90,600	4,671	1,769	2,902
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		163,100	5,360	(1,604)	6,964
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		213,100	7,003	(545)	7,548
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		900	45	33	12
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		18,600	928	679	249
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		14,800	738	466	272
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		900	45	20	25
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		16,100	802	368	434
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		9,000	(2,068)	90	(2,158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		77,600	(21,154)	(346)	(20,808)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		3,400	127	(290)	417
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		9,700	(3,351)	347	(3,698)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		7,300	(2,522)	112	(2,634)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		18,400	(6,357)	376	(6,733)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		5,400	(1,866)	74	(1,940)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	125,900	900	1,018	(118)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	8,800	107	(208)	315
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		17,300	890	(180)	1,070
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		14,500	1,925	(27)	1,952

							$17,701	$1,033	$16,668

70	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$131,000	$1,401	$4,934
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	3,397
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	1,322
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	8,158
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	303,500	3,235	11,432
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	5,790

							$9,382	$35,033

(k)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	777	$243	$78

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	28,000	$311	$12
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		15,000	158	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		11,000	118	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		39,500	451	16
Put - OTC 7-Year Interest Rate Swap	SOG	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		19,000	200	1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		$57,700	116	4
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		57,700	300	4
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,000	195	43
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,000	112	30
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		30,500	90	12
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		24,000	94	6
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		64,500	357	4
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		64,500	247	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		53,500	505	86
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		10,000	94	16
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		27,000	109	30
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		105,500	475	7
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		105,500	479	6
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		13,000	93	21
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		49,500	234	55
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		27,500	265	44
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		13,500	58	15
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		25,000	178	40
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		129,000	472	49

								$5,711	$507

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	0	$572,100	EUR	0	$10,094
Sales	12,882	1,367,700		157,500	23,601
Closing Buys	(739)	(957,400)		(45,000)	(20,840)
Expirations	(11,366)	(70,500)		0	(6,901)
Exercised	0	0		0	0

Balance at 03/31/2009	777	$911,900	EUR	112,500	$ 5,954

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2024	$44,800	$46,424	$46,697

See Accompanying Notes	Annual Report	March 31, 2009	71

Schedule of Investments  Low Duration Fund  (Cont.)

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	3,819	04/2009	$0	$(20)	$(20)
Sell		BCLY	3,819	04/2009	0	(9)	(9)
Buy		HSBC	3,832	04/2009	0	(19)	(19)
Sell		HSBC	3,832	04/2009	0	(8)	(8)
Buy	AUD	UBS	11,746	05/2009	0	(82)	(82)
Buy	BRL	HSBC	12,212	04/2009	0	(157)	(157)
Sell		HSBC	17,162	04/2009	253	0	253
Buy		JPM	10,670	04/2009	0	(138)	(138)
Sell		JPM	5,720	04/2009	82	0	82
Buy		BCLY	898	06/2009	13	0	13
Sell		BCLY	6,413	06/2009	0	(54)	(54)
Buy		HSBC	18,991	06/2009	18	(247)	(229)
Sell		HSBC	16,767	06/2009	9	(20)	(11)
Buy		JPM	5,721	06/2009	0	(80)	(80)
Sell		JPM	1,857	06/2009	0	(34)	(34)
Buy		MLP	1,864	06/2009	14	0	14
Sell		MLP	1,864	06/2009	0	(35)	(35)
Buy		RBC	11,952	06/2009	0	(1,206)	(1,206)
Buy		RBS	12,309	06/2009	99	0	99
Sell		RBS	12,309	06/2009	0	(109)	(109)
Buy	CAD	JPM	5,688	04/2009	0	(120)	(120)
Buy	CLP	DUB	2,743,870	05/2009	480	0	480
Sell		HSBC	2,743,870	05/2009	0	(439)	(439)
Buy	CNY	BCLY	89,648	07/2009	0	(719)	(719)
Sell		BCLY	49,683	07/2009	0	(328)	(328)
Sell		CITI	132,306	07/2009	0	(516)	(516)
Buy		DUB	284,104	07/2009	0	(2,297)	(2,297)
Sell		DUB	229,955	07/2009	0	(878)	(878)
Buy		HSBC	90,750	07/2009	0	(632)	(632)
Sell		HSBC	90,819	07/2009	0	(345)	(345)
Buy		JPM	88,551	07/2009	0	(770)	(770)
Sell		JPM	50,288	07/2009	0	(332)	(332)
Buy		BCLY	27,585	09/2009	57	0	57
Sell		BCLY	55,781	09/2009	0	(209)	(209)
Buy		CITI	17,769	09/2009	45	0	45
Sell		CITI	53,796	09/2009	0	(189)	(189)
Buy		DUB	80,518	09/2009	186	0	186
Buy		HSBC	35,917	09/2009	86	0	86
Sell		HSBC	21,275	09/2009	0	(84)	(84)
Buy		JPM	14,634	09/2009	26	0	26
Sell		JPM	45,571	09/2009	0	(178)	(178)
Buy		BCLY	15,782	03/2010	0	(20)	(20)
Buy		HSBC	15,819	03/2010	0	(14)	(14)
Buy		JPM	96,305	03/2010	0	(99)	(99)
Buy	EUR	BCLY	1,797	04/2009	0	(47)	(47)
Sell		HSBC	33,802	04/2009	0	(2,222)	(2,222)
Buy	GBP	CITI	5,593	04/2009	0	(215)	(215)
Buy		DUB	7,850	04/2009	0	(153)	(153)
Sell		DUB	26,952	04/2009	399	0	399
Buy		GSC	3,927	04/2009	0	(75)	(75)
Buy		MSC	6,731	04/2009	0	(234)	(234)
Sell		MSC	45,108	04/2009	528	0	528
Buy		UBS	9,400	04/2009	0	(381)	(381)
Buy	INR	BCLY	279,767	04/2009	5	(99)	(94)
Sell		BCLY	201,170	04/2009	0	(146)	(146)
Buy		BOA	186,509	04/2009	5	0	5
Buy		CITI	157,500	04/2009	0	(47)	(47)
Buy		DUB	158,256	04/2009	0	(22)	(22)
Sell		DUB	174,057	04/2009	0	(108)	(108)
Buy		HSBC	234,578	04/2009	0	(68)	(68)
Sell		JPM	641,383	04/2009	0	(399)	(399)
Sell	JPY	BNP	622,908	05/2009	108	0	108
Buy		RBS	953,717	05/2009	0	(42)	(42)
Sell		MSC	622,907	06/2009	99	0	99
Buy	KWD	HSBC	577	04/2009	0	(231)	(231)
Sell		HSBC	577	04/2009	59	0	59
Buy	MYR	BCLY	5,352	04/2009	0	(62)	(62)
Sell		BCLY	8,983	04/2009	0	(9)	(9)
Buy		BOA	4,555	04/2009	0	(51)	(51)
Buy		CITI	9,142	04/2009	0	(93)	(93)
Sell		CITI	4,395	04/2009	0	(6)	(6)
Buy		HSBC	10,517	04/2009	0	(66)	(66)

72	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MYR	JPM	16,187	04/2009	$0	$(35)	$(35)
Buy	PHP	BCLY	7,731	05/2009	2	0	2
Buy		CITI	190,519	05/2009	11	(21)	(10)
Sell		DUB	255,480	05/2009	0	(404)	(404)
Buy		JPM	57,230	05/2009	1	0	1
Buy	RUB	JPM	388,164	05/2009	0	(4,779)	(4,779)
Sell		UBS	388,164	05/2009	4,669	0	4,669
Buy	SAR	HSBC	3,923	04/2009	0	(15)	(15)
Sell		HSBC	3,923	04/2009	0	(8)	(8)
Buy		JPM	3,915	04/2009	0	(14)	(14)
Sell		JPM	3,915	04/2009	0	(7)	(7)
Sell	SGD	BCLY	15,531	04/2009	59	(1)	58
Buy		CITI	22,931	04/2009	0	(638)	(638)
Sell		CITI	10,514	04/2009	20	0	20
Buy		DUB	15,345	04/2009	0	(324)	(324)
Buy		HSBC	7,255	04/2009	0	(191)	(191)
Sell		HSBC	24,403	04/2009	32	(6)	26
Sell		JPM	10,459	04/2009	20	(1)	19
Buy		RBS	8,807	04/2009	0	(203)	(203)
Buy		UBS	6,568	04/2009	0	(123)	(123)
Buy		HSBC	7,854	07/2009	0	(271)	(271)
Sell		HSBC	7,854	07/2009	5	(2)	3

					$7,390	$(22,206)	$(14,816)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$367,261	$11,447,043	$16,471	$11,830,775
Short Sales, at value	0	(46,697)	0	(46,697)
Other Financial Instruments ++	93,406	(131,463)	1,786	(36,271)

Total	$460,667	$11,268,883	$18,257	$11,747,807

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$133,258	$(2,230)	$583	$8	$(12,578)	$(102,570)	$16,471
Other Financial Instruments ++	(3,360)	0	0	0	(958)	6,104	1,786

Total	$129,898	$(2,230)	$583	$8	$(13,536)	$(96,466)	$18,257

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	73

Schedule of Investments  Real Return Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 2.2%

Short-Term Floating NAV Portfolio	26,771,016	$267,844

Total PIMCO Funds (Cost $267,824)		267,844

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.560% due 08/03/2012	$43,019	23,203

Ford Motor Co.
3.560% due 12/16/2013	4,887	2,355

Georgia-Pacific Corp.
2.956% due 12/20/2012	448	396
3.292% due 12/20/2012	11,333	10,025
3.459% due 12/20/2012	370	327

Total Bank Loan Obligations (Cost $58,611)		36,306

CORPORATE BONDS & NOTES 26.6%

BANKING & FINANCE 20.3%

Allstate Life Global Funding II
1.901% due 05/21/2010	100,500	95,788

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	46,400	44,938

Allstate Life Global Funding Trusts CPI Linked Bond
1.140% due 03/01/2010	9,708	9,340

American Express Bank FSB
0.584% due 06/12/2009	3,000	2,964
5.500% due 04/16/2013	16,300	14,076
6.000% due 09/13/2017	25,600	21,595

American Express Centurion Bank
6.000% due 09/13/2017	26,600	22,439

American Express Co.
7.000% due 03/19/2018	25,830	22,837
8.150% due 03/19/2038	7,370	6,718

American General Finance Corp.
6.900% due 12/15/2017	5,000	1,755

American Honda Finance Corp.
2.038% due 06/20/2011	151,200	150,489

American International Group, Inc.
1.224% due 01/29/2010	6,300	3,977
1.252% due 10/18/2011	7,100	3,719
4.950% due 03/20/2012	400	196
5.450% due 05/18/2017	600	238
5.850% due 01/16/2018	14,400	5,648
8.175% due 05/15/2058	26,700	2,276
8.250% due 08/15/2018	23,100	9,900

ANZ National International Ltd.
6.200% due 07/19/2013	33,900	32,732

Australia & New Zealand Banking Group Ltd.
3.200% due 12/15/2011	12,000	12,172

Bank of America Corp.
1.356% due 11/06/2009	100	99
1.509% due 09/18/2009	800	798
5.650% due 05/01/2018	12,500	10,453
8.000% due 12/29/2049	15,500	6,215
8.125% due 12/29/2049	87,000	35,787

Bank of America N.A.
1.777% due 06/23/2010	8,600	7,961

Barclays Bank PLC
5.450% due 09/12/2012	70,800	71,757
6.050% due 12/04/2017	19,600	15,448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.434% due 09/29/2049	$8,700	$3,619
7.700% due 04/29/2049	8,900	3,916

Bear Stearns Cos. LLC
6.400% due 10/02/2017	5,400	5,267
6.950% due 08/10/2012	46,870	47,776
7.250% due 02/01/2018	22,000	22,771

BNP Paribas
1.716% due 06/04/2010	2,600	2,526

Brookfield Asset Management, Inc.
5.800% due 04/25/2017	7,500	5,070

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	2,104

Caelus Re Ltd.
7.511% due 06/07/2011	3,900	3,675

Calabash Re Ltd.
9.720% due 01/08/2010	4,900	4,730
12.220% due 01/08/2010	2,500	2,448

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	23,411

Caterpillar Financial Services Corp.
1.448% due 10/09/2009	1,000	986
1.751% due 06/25/2010	135,000	126,274
1.976% due 06/24/2011	9,700	9,136

Charter One Bank N.A.
1.209% due 04/24/2009	1,500	1,499

Chubb Corp.
5.750% due 05/15/2018	3,000	2,970

CIT Group, Inc.
1.358% due 08/17/2009	600	536

Citigroup Capital XXI
8.300% due 12/21/2057	15,100	7,287

Citigroup Funding, Inc.
0.523% due 04/23/2009	7,100	7,083
2.291% due 05/07/2010	64,000	57,465

Citigroup, Inc.
5.500% due 04/11/2013	23,400	20,584
6.125% due 05/15/2018	34,400	29,761
6.500% due 08/19/2013	10,000	9,201
8.400% due 04/29/2049	93,000	52,674

Commonwealth Bank of Australia
0.573% due 06/08/2009	100	100

Countrywide Financial Corp.
5.800% due 06/07/2012	5,300	4,606

Countrywide Home Loans, Inc.
5.625% due 07/15/2009	10,000	9,942

Credit Suisse New York
5.000% due 05/15/2013	21,600	20,898

Credit Suisse USA, Inc.
1.331% due 11/20/2009	100	99

Danske Bank A/S
5.914% due 12/29/2049	4,000	1,401

DnB NOR Bank ASA
1.330% due 10/13/2009	200	198

Foundation Re II Ltd.
7.988% due 11/26/2010	10,300	9,877

General Electric Capital Corp.
1.189% due 10/26/2009	100	98
1.391% due 05/08/2013	27,300	21,243
1.582% due 09/28/2011	10,300	8,812
5.875% due 01/14/2038	25,000	17,928

Goldman Sachs Group, Inc.
1.317% due 06/23/2009	50,000	49,672
1.318% due 11/16/2009	2,000	1,954
1.332% due 06/28/2010	20,000	19,069
1.532% due 06/28/2010	500	477

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.677% due 03/22/2016	$1,000	$682
1.821% due 10/07/2011	17,607	15,843
5.950% due 01/18/2018	7,500	6,825
6.150% due 04/01/2018	21,600	19,776
6.750% due 10/01/2037	65,400	44,383

Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009	200	194

HBOS PLC
6.750% due 05/21/2018	34,800	26,892

HCP, Inc.
6.300% due 09/15/2016	2,000	1,395
6.700% due 01/30/2018	5,000	3,379

HSBC Bank USA N.A.
1.432% due 06/10/2009	900	895

HSBC Finance Corp.
1.491% due 05/10/2010	2,400	2,042

ING Bank NV
2.625% due 02/09/2012	12,500	12,769

International Lease Finance Corp.
6.625% due 11/15/2013	10,500	5,823

John Deere Capital Corp.
2.042% due 06/10/2011	4,000	3,802

JPMorgan Chase & Co.
0.571% due 06/26/2009	100	100
1.302% due 06/25/2010	500	488
6.400% due 05/15/2038	11,300	11,130

JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012	4,000	3,425

Kamp Re 2005 Ltd.
0.656% due 12/14/2010 (a)	2,067	145

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	10,200	1,275
6.200% due 09/26/2014 (a)	3,900	517
6.875% due 05/02/2018 (a)	32,405	4,051
7.000% due 09/27/2027 (a)	4,500	596
7.500% due 05/11/2038 (a)	5,000	1

Longpoint Re Ltd.
6.570% due 05/08/2010	11,200	10,880

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,500	2,233

Merna Reinsurance Ltd.
1.870% due 07/07/2010	28,900	26,574

Merrill Lynch & Co., Inc.
1.346% due 12/04/2009	13,130	12,613
3.472% due 05/12/2010	2,300	2,166
5.450% due 02/05/2013	8,000	6,566
6.400% due 08/28/2017	26,900	19,338
6.875% due 04/25/2018	90,300	70,777

Metropolitan Life Global Funding I
1.278% due 05/17/2010	1,700	1,605
1.635% due 04/13/2009	800	799
1.972% due 06/25/2010	138,400	126,746
5.125% due 04/10/2013	14,800	13,533

Morgan Stanley
0.643% due 05/07/2010	10,000	9,344
1.291% due 05/07/2009	11,320	11,303
1.392% due 01/18/2011	17,600	15,891
3.338% due 05/14/2010	27,300	26,601
6.000% due 04/28/2015	51,200	48,443
6.625% due 04/01/2018	60,000	57,343
6.750% due 04/15/2011	7,000	7,010

National Australia Bank Ltd.
1.691% due 02/08/2010	1,900	1,900
5.350% due 06/12/2013	29,200	28,302

Osiris Capital PLC
6.094% due 01/15/2010	1,700	1,668

74	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Pacific Life Global Funding
5.150% due 04/15/2013	$11,100	$10,468

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	2,838
6.250% due 05/06/2018	19,200	16,711

Pricoa Global Funding I
2.066% due 06/04/2010	100,900	90,896

Princeton University
5.700% due 03/01/2039	7,500	7,388

Prudential Financial, Inc.
2.040% due 06/10/2013	32,500	26,096
6.100% due 06/15/2017	2,000	1,369

Rabobank Nederland NV
1.646% due 05/19/2010	40,000	39,528

Residential Reinsurance 2007 Ltd.
8.511% due 06/07/2010	5,900	5,721
11.511% due 06/07/2010	20,000	19,292

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	3,039

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	5,452

SLM Corp.
1.299% due 07/27/2009	1,800	1,734
1.319% due 07/26/2010	1,000	710

SLM Corp. CPI Linked Bond
1.341% due 06/15/2010	472	290
2.141% due 02/01/2014	1,000	297

Sovereign Bancorp, Inc.
2.500% due 06/15/2012	18,200	18,382

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	2,923
8.700% due 08/07/2018	22,200	19,343

UBS AG
5.750% due 04/25/2018	67,100	56,258
5.875% due 12/20/2017	13,900	11,983

Ventas Realty LP
6.750% due 06/01/2010	100	100

Vita Capital III Ltd.
2.545% due 01/01/2012	7,900	7,105

Vita Capital Ltd.
2.325% due 01/01/2010	3,500	3,393
2.825% due 01/01/2010	5,000	4,857

Wachovia Bank N.A.
1.331% due 12/02/2010	31,400	29,441
2.138% due 05/14/2010	41,800	40,403

Wachovia Corp.
5.500% due 05/01/2013	88,300	81,519

Wells Fargo & Co.
1.287% due 03/23/2010	700	682
1.384% due 10/28/2015	1,200	848
4.375% due 01/31/2013	17,100	15,957
7.980% due 02/28/2049	9,500	4,470

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	10,152

Wells Fargo Capital XIII
7.700% due 12/29/2049	16,400	7,819

		2,446,985

INDUSTRIALS 4.8%

American Standard, Inc.
5.500% due 04/01/2015	6,000	5,561

Amgen, Inc.
5.850% due 06/01/2017	9,000	9,237
6.150% due 06/01/2018	11,500	12,171

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AutoZone, Inc.
6.500% due 01/15/2014	$5,000	$4,970

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,466

C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	2,489

Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	5,720

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,376

ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009	1,140	1,140

Con-way, Inc.
7.250% due 01/15/2018	10,000	7,776

CSX Corp.
6.250% due 03/15/2018	5,000	4,317

DISH DBS Corp.
6.375% due 10/01/2011	2,000	1,935

Enterprise Products Operating LLC
6.500% due 01/31/2019	15,300	14,093

Erac USA Finance Co.
6.375% due 10/15/2017	5,000	3,226

Gaz Capital S.A.
7.343% due 04/11/2013	5,800	5,111
8.146% due 04/11/2018	7,900	6,518

General Mills, Inc.
1.252% due 01/22/2010	600	590

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	67,700	67,854

HJ Heinz Co.
5.350% due 07/15/2013	7,500	7,747

Home Depot, Inc.
5.400% due 03/01/2016	2,500	2,251

Honeywell International, Inc.
1.219% due 07/27/2009	5,000	5,003

Hospira, Inc.
5.900% due 06/15/2014	2,500	2,399

International Business Machines Corp.
1.764% due 07/28/2011	40,600	40,033

International Paper Co.
5.250% due 04/01/2016	14,250	9,400

Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	1,500	1,606

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,923
6.125% due 02/01/2018	19,200	19,289
6.125% due 08/23/2018	6,700	6,733

Kroger Co.
6.400% due 08/15/2017	5,000	5,144

Lafarge S.A.
6.500% due 07/15/2016	5,000	3,655

Ltd. Brands, Inc.
6.900% due 07/15/2017	3,200	2,201

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	2,356
5.875% due 01/15/2013	2,000	1,521
5.900% due 12/01/2016	10,000	6,355
7.450% due 07/15/2017	3,000	1,903
7.875% due 07/15/2015	13,000	9,612

Marriott International, Inc.
5.810% due 11/10/2015	5,000	4,104

Masco Corp.
5.850% due 03/15/2017	8,000	5,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mattel, Inc.
5.625% due 03/15/2013	$20,000	$18,517

Motorola, Inc.
6.000% due 11/15/2017	4,000	3,107

National Semiconductor Corp.
6.600% due 06/15/2017	12,000	7,918

New Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,002

Nucor Corp.
5.750% due 12/01/2017	4,000	4,012

PPG Industries, Inc.
6.650% due 03/15/2018	10,000	9,803

President and Fellows of Harvard College
6.000% due 01/15/2019	12,700	13,687

Rexam PLC
6.750% due 06/01/2013	13,600	11,813

Reynolds American, Inc.
2.020% due 06/15/2011	1,500	1,351
7.250% due 06/01/2012	15,000	14,776
7.250% due 06/01/2013	10,000	9,553

Roche Holdings, Inc.
7.000% due 03/01/2039	10,400	10,932

Rockies Express Pipeline LLC
5.100% due 08/20/2009	800	800

Rohm & Haas Co.
5.600% due 03/15/2013	7,000	6,561

RPM International, Inc.
6.500% due 02/15/2018	8,550	7,545

RR Donnelley & Sons Co.
4.950% due 04/01/2014	17,000	12,774

Ryder System, Inc.
6.000% due 03/01/2013	1,100	987
7.200% due 09/01/2015	9,000	8,121

SCA Finans AB
4.500% due 07/15/2015	6,000	4,970

Sealed Air Corp.
5.625% due 07/15/2013	10,000	8,615

Sheraton Holding Corp.
7.375% due 11/15/2015	10,000	7,058

Spectra Energy Capital LLC
5.668% due 08/15/2014	10,000	9,652
6.200% due 04/15/2018	15,000	13,878

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	2,312

Suncor Energy, Inc.
6.100% due 06/01/2018	7,900	6,750

Target Corp.
6.000% due 01/15/2018	6,000	6,040

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,081

Time Warner, Inc.
1.461% due 11/13/2009	1,600	1,570

Tyco Electronics Group S.A.
6.550% due 10/01/2017	4,000	3,032

Tyco International Finance S.A.
6.000% due 11/15/2013	4,760	4,485

Tyco International Ltd.
7.000% due 12/15/2019	12,000	10,197

Union Pacific Corp.
5.650% due 05/01/2017	5,000	4,829

UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,243
6.875% due 02/15/2038	3,750	3,340

See Accompanying Notes	Annual Report	March 31, 2009	75

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Viacom, Inc.
6.125% due 10/05/2017	$4,000	$3,410
6.250% due 04/30/2016	7,500	6,595

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	16,100	17,644

Whirlpool Corp.
6.500% due 06/15/2016	6,000	4,655

		575,414

UTILITIES 1.5%

AT&T, Inc.
1.334% due 02/05/2010	500	499
6.300% due 01/15/2038	1,100	970

CenturyTel, Inc.
6.000% due 04/01/2017	10,803	9,034

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,450

CMS Energy Corp.
7.750% due 08/01/2010	7,845	7,828

Constellation Energy Group, Inc.
4.550% due 06/15/2015	2,200	1,810

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	16,000	16,100

EDF S.A.
6.500% due 01/26/2019	10,900	11,251
6.950% due 01/26/2039	10,900	10,855

Embarq Corp.
7.082% due 06/01/2016	4,600	4,146

Enel Finance International S.A.
5.700% due 01/15/2013	57,100	57,787

FirstEnergy Corp.
6.450% due 11/15/2011	2,500	2,504

Midwest Generation LLC
8.300% due 07/02/2009	2,778	2,736

NiSource Finance Corp.
1.821% due 11/23/2009	200	191

PPL Energy Supply LLC
6.300% due 07/15/2013	5,000	5,010

Public Service Electric & Gas Co.
2.206% due 03/12/2010	1,000	990

Qwest Capital Funding, Inc.
7.000% due 08/03/2009	9,550	9,574
7.250% due 02/15/2011	2,450	2,352

Qwest Corp.
8.875% due 03/15/2012	300	298

Sempra Energy
6.150% due 06/15/2018	4,500	4,241

Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,700	9,716

Verizon Communications, Inc.
5.500% due 04/01/2017	5,000	4,840
6.100% due 04/15/2018	8,600	8,536

		175,718

Total Corporate Bonds & Notes (Cost $3,685,387)		3,198,117

MUNICIPAL BONDS & NOTES 0.9%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	1,112

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	2,500	2,099

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	$2,500	$2,154

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,065	2,613

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	1,395	1,116

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	7,455	6,159

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	6,700	6,166

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	2,415
5.125% due 06/01/2047	700	361
5.750% due 06/01/2047	6,400	3,655

Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029	4,200	4,124

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	192

Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032	1,100	1,039

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	1,200	1,203
4.500% due 07/01/2024	2,000	1,917

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	1,400	1,284
4.500% due 01/01/2028	1,700	1,496

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	500	459

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037	1,200	1,165
5.000% due 06/15/2038	8,100	7,846

New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 10/15/2024	200	209

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	115
5.875% due 06/01/2047	10,200	5,604
6.000% due 06/01/2042	8,900	5,145

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	2,016

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	2,430	2,155
6.125% due 06/01/2032	740	517

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	1,000	978

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	$6,900	$6,622

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,200

Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,100	1,111

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	385	350

West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	17,600	16,776

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,505	7,291

Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	4,664

Total Municipal Bonds & Notes (Cost $125,499)		104,328

U.S. GOVERNMENT AGENCIES 40.7%

Fannie Mae
0.582% due 07/25/2037	6,137	5,445
0.652% due 03/25/2036	2,713	2,315
0.662% due 04/25/2035	117	106
0.722% due 10/27/2037 (i)	13,500	12,158
0.872% due 07/25/2021 - 05/25/2042	319	315
1.666% due 04/01/2032	140	143
3.022% due 06/01/2043 - 10/01/2044	5,077	4,978
3.825% due 04/01/2033	1,031	1,043
3.849% due 07/01/2035	395	398
3.900% due 06/01/2033	248	245
4.170% due 08/01/2035	390	393
4.298% due 04/01/2027	121	123
4.647% due 01/01/2035	44	45
4.654% due 05/25/2035	160	165
4.705% due 05/01/2035	1,164	1,192
4.755% due 02/01/2034	51	53
4.990% due 10/01/2031	346	350
5.000% due 06/25/2027 - 04/01/2039	165,014	170,337
5.000% due 03/01/2036 - 02/01/2037 (i)	55,525	57,382
5.047% due 04/01/2035	656	668
5.072% due 09/01/2034	234	238
5.076% due 11/01/2033	60	61
5.121% due 12/01/2036	386	392
5.192% due 10/01/2033	29	30
5.294% due 09/01/2034	375	374
5.400% due 02/01/2032	8	8
5.485% due 05/01/2036	375	388
5.500% due 02/01/2033 - 04/01/2039	1,237,963	1,286,290
5.500% due 01/01/2035 - 01/01/2039 (i)	1,389,742	1,444,283
5.500% due 02/01/2038 (i)(j)	78,462	81,545
5.950% due 02/25/2044	42	43
6.000% due 12/01/2028 - 05/01/2039	635,124	663,368
6.000% due 12/01/2036 - 05/01/2038 (i)	470,295	491,851
6.500% due 04/01/2014 - 05/01/2039	175,530	184,757
6.500% due 09/01/2038 (i)	14,338	15,119

76	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Housing Administration
7.430% due 12/01/2020	$65	$66

Freddie Mac
0.706% due 07/15/2019 - 10/15/2020	690	668
0.782% due 08/25/2031	611	491
0.786% due 02/15/2019	582	563
0.802% due 09/25/2031	1,414	1,291
0.826% due 01/15/2037	376	366
0.906% due 12/15/2030	4,947	4,892
3.022% due 10/25/2044	7,156	6,975
3.023% due 02/25/2045	231	199
3.222% due 07/25/2044	575	564
4.500% due 05/15/2017 - 07/15/2020	2,174	2,272
4.577% due 01/01/2034	616	622
5.000% due 12/14/2018 - 01/15/2024	22,971	22,278
5.134% due 06/01/2033	728	741
5.240% due 03/01/2034	2,061	2,109
5.250% due 08/15/2011	2,072	2,129
5.407% due 01/01/2034	1,191	1,211
5.500% due 05/15/2016 - 09/01/2038	93,447	96,960
5.500% due 12/01/2037 - 08/01/2038 (i)	125,516	130,398
6.000% due 05/01/2035 - 11/01/2038	5,965	6,244
6.000% due 10/01/2036 (i)	18,421	19,326
6.500% due 01/25/2028	57	62
6.587% due 10/01/2036	468	485
6.674% due 09/01/2036	401	416
6.713% due 07/01/2036	386	399
7.000% due 10/15/2030	222	231

Ginnie Mae
0.956% due 06/16/2031 - 03/16/2032	137	134
3.750% due 12/20/2035	1,921	1,922
4.625% due 07/20/2035	101	101
6.000% due 03/15/2029 - 11/15/2038	77,955	81,564
6.000% due 05/15/2038 (i)	34,558	36,150
6.000% due 08/15/2038 (j)	33,193	34,721
6.500% due 05/15/2028 - 09/20/2038	2,282	2,409

Small Business Administration
5.170% due 01/01/2028	1,697	1,809
5.490% due 03/01/2028 - 05/01/2028	10,543	11,414
5.902% due 02/10/2018	6,022	6,573

Total U.S. Government Agencies (Cost $4,802,837)		4,905,356

U.S. TREASURY OBLIGATIONS 99.2%

Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	100	99
1.375% due 07/15/2018	16,839	16,755
1.625% due 01/15/2015 (i)	314,881	318,816
1.625% due 01/15/2018 (i)	198,722	201,641
1.750% due 01/15/2028 (i)	40,107	38,528
1.875% due 07/15/2013	1,115,355	1,146,027
1.875% due 07/15/2015 (i)	691,240	710,897
2.000% due 01/15/2016	403,659	417,661
2.000% due 04/15/2012 (i)	419,581	432,562
2.000% due 01/15/2014 (i)	932,967	962,998
2.000% due 07/15/2014 (i)	522,930	541,232
2.000% due 01/15/2026 (i)	680,530	674,363
2.125% due 01/15/2019 (i)	21,928	23,436
2.375% due 01/15/2027	230,118	241,049
2.375% due 04/15/2011 (i)	221,127	227,139
2.375% due 01/15/2017 (i)	139,545	148,615
2.375% due 01/15/2025 (i)	1,058,579	1,102,907

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.500% due 07/15/2016 (i)	$395,506	$424,428
2.625% due 07/15/2017	424,001	462,029
3.000% due 07/15/2012 (i)	752,862	802,974
3.375% due 01/15/2012	66,873	71,262
3.375% due 04/15/2032	16,651	21,459
3.500% due 01/15/2011	495,842	518,155
3.625% due 04/15/2028	916,859	1,133,466
3.875% due 04/15/2029 (i)	924,957	1,191,750

U.S. Treasury Bonds
3.500% due 02/15/2039 (i)	109,100	108,146

Total U.S. Treasury Obligations (Cost $11,237,533)		11,938,394

MORTGAGE-BACKED SECURITIES 2.9%

American Home Mortgage Assets
0.712% due 05/25/2046	933	329
0.712% due 09/25/2046	1,224	473
0.732% due 10/25/2046	22,632	7,351

Banc of America Commercial Mortgage, Inc.
5.658% due 06/10/2049	10,000	6,812
5.745% due 02/10/2051	10,000	7,136

Banc of America Funding Corp.
4.606% due 02/20/2036	36,830	24,384
5.753% due 10/25/2036	900	515
5.837% due 01/25/2037	700	369
5.888% due 04/25/2037	500	312
6.106% due 01/20/2047	1,330	627

Banc of America Large Loan, Inc.
1.066% due 08/15/2029	778	510

BCAP LLC Trust
0.692% due 01/25/2037	16,691	6,397

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	9,603	6,644
2.650% due 08/25/2035	7,037	4,927
2.940% due 03/25/2035	20,311	13,819
4.550% due 08/25/2035	10,797	7,560
4.840% due 01/25/2035	6,302	3,607
4.951% due 11/25/2030	235	206
5.206% due 01/25/2034	2,484	1,685
5.395% due 02/25/2034	349	235
5.435% due 01/25/2034	1,388	1,037
5.473% due 05/25/2047	5,897	3,027
5.735% due 02/25/2036	1,088	567

Bear Stearns Alt-A Trust
5.356% due 08/25/2036	900	302
5.364% due 05/25/2035	204	125
5.381% due 08/25/2036	1,081	441
5.491% due 09/25/2035	291	144
5.721% due 11/25/2036	3,135	1,440

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	2	2

Chase Mortgage Finance Corp.
4.933% due 02/25/2037	577	438

Citigroup Mortgage Loan Trust, Inc.
4.050% due 08/25/2035	8,133	5,291
4.098% due 08/25/2035	2,159	1,576
4.222% due 12/25/2035	1,832	1,407
4.248% due 08/25/2035	8,387	5,375
4.699% due 03/25/2034	1,004	794
5.664% due 07/25/2046	5,410	2,652
6.008% due 09/25/2037	3,151	1,574

Countrywide Alternative Loan Trust
0.692% due 01/25/2037	1,500	534
0.725% due 02/20/2047	75	27
0.740% due 12/20/2046	13,708	4,445
0.755% due 07/20/2046	18,373	6,645
2.633% due 12/25/2035	3,325	1,440
5.895% due 02/25/2037	15,392	7,861

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 01/25/2037	$8,751	$4,784
6.000% due 02/25/2037	345	195

Countrywide Home Loan Mortgage Pass-Through Trust
0.862% due 06/25/2035	10,237	6,038
5.229% due 01/20/2035	744	536
5.390% due 02/25/2047	1,225	521
5.543% due 04/20/2036	1,171	693
5.594% due 03/25/2037	1,191	511
5.603% due 02/20/2036	624	299

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	800	359

CS First Boston Mortgage Securities Corp.
4.080% due 04/25/2034	788	675
4.938% due 12/15/2040	103	103

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	500	260

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.587% due 10/25/2035	824	434

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	1,066	806

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	594	422

First Republic Mortgage Loan Trust
0.856% due 08/15/2032	120	102

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	10,800	10,800

GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036	2,029	1,994

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	53	43
0.602% due 01/25/2047	587	503
0.792% due 11/25/2045	23	11

GS Mortgage Securities Corp. II
6.624% due 05/03/2018	300	320

GSR Mortgage Loan Trust
4.541% due 09/25/2035	29,638	21,969

Harborview Mortgage Loan Trust
0.713% due 08/21/2036	3,297	1,315
0.796% due 03/19/2036	1,860	681
0.885% due 06/20/2035	930	379
4.866% due 04/19/2034	733	575

Homebanc Mortgage Trust
5.871% due 04/25/2037	1,600	694

Impac CMB Trust
1.422% due 10/25/2033	1,443	1,149

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	843	576

Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	1,500	737

Indymac INDB Mortgage Loan Trust
0.822% due 11/25/2035	649	234

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	39	36
0.722% due 06/25/2047	6,739	2,390
0.822% due 06/25/2037	1,168	380
5.000% due 08/25/2035	1,500	528
5.013% due 12/25/2034	374	259
5.311% due 01/25/2036	774	526
5.369% due 09/25/2035	810	411
5.446% due 10/25/2035	671	375
5.885% due 06/25/2036	1,100	417

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	13,300	8,908
5.747% due 02/12/2049	13,000	9,227
5.794% due 02/12/2051	1,210	804

See Accompanying Notes	Annual Report	March 31, 2009	77

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Trust
4.818% due 12/25/2034	$329	$268
4.869% due 04/25/2035	626	486
5.018% due 02/25/2035	586	465
5.373% due 08/25/2035	1,400	770
5.500% due 10/25/2035	551	343

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	1,800	1,228
5.866% due 09/15/2045	11,000	7,743

Lehman XS Trust
0.602% due 07/25/2046	75	74

Luminent Mortgage Trust
0.702% due 12/25/2036	4,292	1,385

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	5,653	2,039
3.788% due 11/21/2034	235	229
4.894% due 12/25/2033	1,291	979
5.527% due 12/25/2033	350	269

MASTR Alternative Loans Trust
0.922% due 03/25/2036	2,128	806

Mellon Residential Funding Corp.
0.906% due 11/15/2031	813	626
0.986% due 08/15/2032	551	501
0.996% due 12/15/2030	1,172	946
1.036% due 06/15/2030	602	502
2.629% due 10/20/2029	276	256

Merrill Lynch Floating Trust
0.626% due 06/15/2022	1,997	1,403

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	688	382

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	797	509
1.316% due 03/15/2025	107	61
1.522% due 10/25/2035	447	301
2.001% due 03/25/2030	211	134
2.106% due 11/25/2029	141	86

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	600	224

Nomura Asset Acceptance Corp.
5.544% due 02/25/2036	803	294
5.820% due 03/25/2047	1,200	661
6.138% due 03/25/2047	1,100	588

Provident Funding Mortgage Loan Trust
3.992% due 04/25/2034	181	150
4.240% due 08/25/2033	242	185

Residential Accredit Loans, Inc.
0.702% due 06/25/2046	24,497	9,395
0.802% due 12/25/2045	3,874	1,537
2.993% due 09/25/2045	398	161
5.668% due 09/25/2035	1,111	622

Residential Asset Securitization Trust
0.922% due 01/25/2046	210	96
0.972% due 12/25/2036	2,973	1,337
5.500% due 06/25/2033	1,748	1,540
6.250% due 10/25/2036	4,000	1,851

Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	4,178	3,714

Sequoia Mortgage Trust
0.906% due 10/19/2026	33	26
0.925% due 10/20/2027	418	337
0.945% due 10/20/2027	462	389
1.445% due 12/20/2032	493	412

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	16	6
5.246% due 05/25/2036	1,500	666
5.375% due 11/25/2035	745	408
5.422% due 09/25/2036	1,500	655
5.528% due 08/25/2035	466	245
6.000% due 10/25/2037	1,162	533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	$23	$21
0.622% due 09/25/2047	812	752
0.642% due 08/25/2036	13,720	5,456
0.652% due 03/25/2037	499	182
0.712% due 07/25/2046	12,955	5,262
0.732% due 04/25/2036	2,823	1,010
0.732% due 05/25/2046	9,589	3,499
0.806% due 07/19/2035	1,342	822
0.832% due 12/25/2035	862	362
0.886% due 10/19/2034	14	8
0.906% due 03/19/2034	911	569
1.216% due 09/19/2032	901	683

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,300	593

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	773	671
0.632% due 11/25/2046	409	352
0.642% due 09/25/2046	65	55

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	10,984	7,588
0.646% due 09/15/2021	2,660	1,835

WaMu Mortgage Pass-Through Certificates
0.782% due 11/25/2045	9,999	4,072
0.812% due 07/25/2045	99	41
0.812% due 10/25/2045	167	69
0.862% due 01/25/2045	4,097	1,802
0.900% due 10/25/2044	1,397	708
1.062% due 12/25/2027	672	475
2.333% due 03/25/2047	17,503	5,593
2.453% due 12/25/2046	7,782	2,484
2.833% due 11/25/2042	5	3
3.033% due 06/25/2042	552	416
3.133% due 07/25/2046	61	31
3.705% due 02/27/2034	2,891	2,311
3.742% due 03/25/2034	549	393
3.753% due 03/25/2033	160	135
4.585% due 04/25/2035	2,274	2,147
4.638% due 03/25/2035	701	447
4.918% due 08/25/2035	7,708	5,885
5.099% due 12/25/2035	1,770	1,218
5.307% due 01/25/2037	5,852	2,835
5.485% due 04/25/2037	4,138	2,106
5.580% due 12/25/2036	3,736	1,987
5.653% due 05/25/2037	8,978	4,804
5.695% due 02/25/2037	11,130	5,843

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	4,152	1,549

Total Mortgage-Backed Securities (Cost $504,934)		349,918

ASSET-BACKED SECURITIES 5.1%

ACE Securities Corp.
0.602% due 10/25/2036	95	89

American Express Credit Account Master Trust
1.506% due 08/15/2012	11,600	11,380

Argent Securities, Inc.
0.572% due 10/25/2036	642	617

Asset-Backed Funding Certificates
0.872% due 06/25/2034	1,967	982

BA Credit Card Trust
1.136% due 04/15/2013	33,300	31,839
1.756% due 12/16/2013	43,400	40,845

Bear Stearns Asset-Backed Securities Trust
0.632% due 11/25/2036	1,401	1,013
0.852% due 01/25/2036	564	499
0.972% due 03/25/2043	87	81
1.522% due 10/25/2037	1,979	1,279
1.772% due 08/25/2037	3,906	2,458

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bravo Mortgage Asset Trust
0.652% due 07/25/2036	$161	$159

Capital Auto Receivables Asset Trust
1.476% due 03/15/2011	677	670

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	868	800

Chase Credit Card Master Trust
0.726% due 09/15/2011	3,900	3,891

Chase Issuance Trust
0.576% due 02/15/2012	3,100	3,087
0.576% due 03/15/2013	10,400	9,869
0.596% due 02/15/2013	250	237
0.806% due 09/15/2011	1,600	1,584
1.206% due 11/15/2011	2,300	2,271
1.306% due 08/17/2015	6,000	5,318
2.820% due 09/15/2015	14,000	12,827

Countrywide Asset-Backed Certificates
0.572% due 12/25/2046	52	51
0.572% due 06/25/2047	560	498

CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	20	19

Daimler Chrysler Auto Trust
4.980% due 02/08/2011	5,344	5,369

Denver Arena Trust
6.940% due 11/15/2019	604	515

Equity One Asset-Backed Securities, Inc.
0.822% due 04/25/2034	162	49

First Franklin Mortgage Loan Asset-Backed Certificates
0.572% due 12/25/2036	502	490

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	2,616	2,591
1.976% due 06/15/2012	142,700	133,423

Fremont Home Loan Trust
0.572% due 10/25/2036	1,620	1,470

Indymac Residential Asset-Backed Trust
0.652% due 04/25/2047	2,307	2,069

JPMorgan Mortgage Acquisition Corp.
0.582% due 05/25/2037	1,076	890
0.602% due 03/25/2037	1,418	1,199

Lehman XS Trust
0.602% due 06/25/2046	414	406
0.602% due 11/25/2046	34	31

MASTR Asset-Backed Securities Trust
0.582% due 11/25/2036	410	378

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	3,100	3,079

Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	107	103
0.582% due 04/25/2037	10	10
0.602% due 09/25/2037	741	676
0.642% due 02/25/2037	590	490

Morgan Stanley ABS Capital I
1.322% due 07/25/2037	1,622	1,358

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037	1,101	747
6.000% due 07/25/2047	683	444

New Century Home Equity Loan Trust
0.692% due 12/25/2035	602	595

Nomura Asset Acceptance Corp.
0.662% due 01/25/2036	5	4

Park Place Securities, Inc.
0.834% due 10/25/2034	419	316

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	59	45

78	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Renaissance Home Equity Loan Trust
1.022% due 12/25/2033		$1,490	$816

SACO I, Inc.
0.582% due 05/25/2036		1,579	941

Securitized Asset-Backed Receivables LLC Trust
0.652% due 05/25/2037		2,639	1,741

SLM Student Loan Trust
1.159% due 01/25/2018		191	190
2.659% due 04/25/2023		321,456	315,928

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		425	408
0.582% due 01/25/2038		433	364

Structured Asset Securities Corp.
0.812% due 01/25/2033		13	6

USAA Auto Owner Trust
4.160% due 04/16/2012		1,700	1,714

WaMu Asset-Backed Certificates
0.572% due 01/25/2037		854	715

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		271	265
0.772% due 12/25/2035		211	194

Total Asset-Backed Securities (Cost $638,626)			612,392

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
1.645% due 10/04/2011		17,150	17,199

Total Sovereign Issues (Cost $17,138)			17,199

FOREIGN CURRENCY-DENOMINATED ISSUES 4.1%

American International Group, Inc.
8.625% due 05/22/2038	GBP	5,600	783

Brazil Government International Bond
10.250% due 01/10/2028	BRL	10,000	3,966

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010		5,400	4,220

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		52,819	22,343

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	4,450	$2,395
5.500% due 09/15/2066	GBP	12,450	6,967
5.500% due 09/15/2067	EUR	500	276
6.500% due 09/15/2067	GBP	30,600	18,880

Green Valley Ltd.
6.329% due 01/10/2011	EUR	5,100	6,496

Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	3,013,920	26,368
1.100% due 12/10/2016		10,691,980	93,489
1.200% due 06/10/2017		14,376,420	124,531
1.200% due 12/10/2017		12,882,800	111,205
1.400% due 06/10/2018		7,416,230	64,678

Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)		1,600,000	1,334

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	5,000	1,528

Silver Arrow S.A.
1.341% due 08/15/2014		3,950	5,204

Total Foreign Currency-Denominated Issues (Cost $579,319)			494,663

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

American International Group, Inc.
8.500% due 08/01/2011		157,000	848

Bank of America Corp.
7.250% due 12/31/2049		16,000	6,792

Wells Fargo & Co.
7.500% due 12/31/2049		8,900	4,263

Total Convertible Preferred Stocks (Cost $36,675)			11,903

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 1.1%

UBS AG
2.158% due 07/01/2010		$6,200	6,198

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano NY
1.156% due 05/18/2009	$126,000	$126,000

		132,198

REPURCHASE AGREEMENTS 0.2%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	5,486	5,486
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $5,596. Repurchase proceeds are $5,486.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	10,000	10,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $10,185. Repurchase proceeds are $10,000.)

		15,486

U.S. CASH MANAGEMENT BILLS 0.3%
0.759% due 04/29/2009 - 05/15/2009 (b)(f)(h)	37,670	37,668

U.S. TREASURY BILLS 1.7%
0.132% due 04/02/2009 - 06/11/2009 (b)(e)(f)(g)	207,160	207,116

Total Short-Term Instruments (Cost $392,493)		392,468

PURCHASED OPTIONS (l) 0.0%
(Cost $1,449)		5,344

Total Investments 185.5% (Cost $22,348,325)		$22,334,232

Written Options (m) (0.3%) (Premiums $16,573)		(36,810)

Other Assets and Liabilities (Net) (85.2%)		(10,258,411)

Net Assets 100.0%		$12,039,011

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Real Return Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $1,550 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $226,440 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(g)	Securities with an aggregate market value of $2,820 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(h)	Securities with an aggregate market value of $360 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(i)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $3,998,731 at a weighted average interest rate of 1.407%. On March 31, 2009, securities valued at $5,864,971 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $20,835 and cash of $35,475 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	851	$7,827
90-Day Euribor December Futures	Long	12/2010	47	2
90-Day Euribor June Futures	Long	06/2010	715	91
90-Day Euribor March Futures	Long	03/2010	616	71

See Accompanying Notes	Annual Report	March 31, 2009	79

Schedule of Investments  Real Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor September Futures	Long	09/2009	1,161	$10,773
90-Day Euribor September Futures	Long	09/2010	575	81
90-Day Eurodollar December Futures	Long	12/2009	5,002	31,210
90-Day Eurodollar June Futures	Long	06/2009	3,818	20,947
90-Day Eurodollar June Futures	Long	06/2010	2,608	14,773
90-Day Eurodollar March Futures	Long	03/2010	6,619	36,515
90-Day Eurodollar September Futures	Long	09/2009	7,010	42,361
90-Day Eurodollar September Futures	Long	09/2010	895	2,136
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	730
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2,199	19,952
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,294	196
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	120	769

				$188,434

(k)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	36.326%	$5,000	$3,053	$0	$3,053
American Standard, Inc.	BOA	(0.660%	)	06/20/2015	0.700%	6,000	12	0	12
Amgen, Inc.	DUB	(0.670%	)	06/20/2017	0.830%	9,000	101	0	101
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%	5,000	5	0	5
AutoZone, Inc.	GSC	(0.529%	)	12/20/2012	1.100%	4,000	80	0	80
Black & Decker Corp.	BOA	(0.680%	)	12/20/2012	2.065%	800	38	0	38
Brookfield Asset Management, Inc.	UBS	(2.180%	)	06/20/2017	8.622%	7,500	2,155	0	2,155
Burlington Northern Santa Fe Corp.	BCLY	(0.720%	)	06/20/2017	0.837%	2,500	20	0	20
Cardinal Health, Inc.	DUB	(0.740%	)	06/20/2017	0.890%	6,195	65	0	65
CenturyTel, Inc.	BCLY	(1.850%	)	06/20/2017	1.220%	10,803	(485)	0	(485)
Citigroup, Inc.	DUB	(3.600%	)	12/20/2013	6.325%	100	9	0	9
Computer Sciences Corp.	BCLY	(0.870%	)	03/20/2018	0.700%	2,500	(34)	0	(34)
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%	2,200	293	0	293
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%	10,000	1,856	0	1,856
Countrywide Financial Corp.	JPM	(2.670%	)	06/20/2012	4.124%	5,000	193	0	193
Credit Suisse Group	BCLY	(1.750%	)	06/20/2013	1.830%	10,000	24	0	24
Credit Suisse Group	JPM	(1.792%	)	06/20/2013	1.830%	11,600	9	0	9
CSX Corp.	CSFB	(1.050%	)	03/20/2018	1.589%	5,000	196	0	196
Deutsche Telekom International Finance BV	BCLY	(1.140%	)	09/20/2018	1.160%	6,000	5	0	5
Deutsche Telekom International Finance BV	BCLY	(1.180%	)	09/20/2018	1.160%	10,000	(23)	0	(23)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	2.818%	1,000	(8)	0	(8)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	2.818%	1,000	(11)	0	(11)
Erac USA Finance Co.	GSC	(2.700%	)	12/20/2017	7.237%	5,000	1,156	0	1,156
FirstEnergy Corp.	CSFB	(0.500%	)	12/20/2011	1.180%	2,500	44	0	44
H.J. Heinz Co.	JPM	(0.530%	)	09/20/2013	0.725%	5,000	40	0	40
HCP, Inc.	JPM	(2.830%	)	09/20/2016	7.390%	2,000	411	0	411
HCP, Inc.	MSC	(2.260%	)	03/20/2018	7.146%	5,000	1,216	0	1,216
Home Depot, Inc.	GSC	(1.920%	)	03/20/2016	1.768%	2,500	(53)	0	(53)
Hospira, Inc.	MSC	(1.030%	)	06/20/2014	1.056%	2,500	2	0	2
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	19.688%	2,500	983	0	983
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	19.688%	4,100	1,612	0	1,612
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	19.688%	3,900	1,539	0	1,539
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.932%	3,700	(33)	0	(33)
Kraft Foods, Inc.	GSC	(0.860%	)	03/20/2018	0.936%	4,000	22	0	22
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	0.927%	3,000	(6)	0	(6)
Kraft Foods, Inc.	RBS	(1.130%	)	03/20/2018	0.936%	2,000	(31)	0	(31)
Kroger Co.	BOA	(0.900%	)	09/20/2017	1.063%	5,000	58	0	58
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	5.944%	5,000	1,006	0	1,006
Ltd. Brands, Inc.	BCLY	(4.910%	)	09/20/2017	4.328%	1,200	(42)	0	(42)
Ltd. Brands, Inc.	MSC	(3.113%	)	09/20/2017	4.328%	2,000	137	0	137
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%	2,000	273	0	273
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	6.168%	3,000	(111)	0	(111)
Macy’s Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	5.790%	1,000	192	0	192
Macy’s Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	5.790%	2,000	382	0	382
Macy’s Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	7.136%	3,000	379	0	379
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	6.168%	10,000	1,619	0	1,619
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	3.789%	5,000	485	0	485
Marriott International, Inc.	GSC	(0.640%	)	12/20/2012	4.243%	2,100	242	0	242
Marsh & McLennan Cos., Inc.	BOA	(1.180%	)	09/20/2015	0.890%	2,500	(44)	0	(44)
Masco Corp.	CITI	(1.920%	)	03/20/2017	4.595%	8,000	1,161	0	1,161
Mattel, Inc.	BOA	(2.450%	)	03/20/2013	1.444%	20,000	(767)	0	(767)
Motorola, Inc.	DUB	(2.600%	)	12/20/2017	2.638%	4,000	6	0	6
Newell Rubbermaid, Inc.	GSC	(0.319%	)	12/20/2012	2.750%	4,200	343	0	343
Nucor Corp.	CSFB	(0.486%	)	12/20/2017	1.264%	4,000	227	0	227
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.906%	1,500	0	0	0

80	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.714%		$3,500	$(92)	$0	$(92)
Pearson Dollar Finance Two PLC	CITI	(0.570%	)	06/20/2013	0.906%		1,500	20	0	20
Pearson Dollar Finance Two PLC	CITI	(0.690%	)	06/20/2018	0.714%		3,500	5	0	5
Pearson Dollar Finance Two PLC	DUB	(0.720%	)	06/20/2018	0.714%		11,000	(11)	0	(11)
PPG Industries, Inc.	BOA	(0.650%	)	03/20/2018	1.900%		10,000	893	0	893
PPL Energy Supply LLC	HSBC	(1.450%	)	09/20/2013	4.090%		5,000	495	0	495
Prudential Financial, Inc.	BCLY	(0.870%	)	06/20/2017	9.041%		2,000	689	0	689
Qwest Capital Funding, Inc.	JPM	(3.250%	)	09/20/2009	6.064%		12,500	151	0	151
Rexam PLC	BCLY	(1.450%	)	06/20/2013	4.048%		10,600	982	0	982
Rexam PLC	CITI	(1.450%	)	06/20/2013	4.048%		3,000	278	0	278
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	3.500%		12,500	870	0	870
Reynolds American, Inc.	DUB	(1.020%	)	06/20/2013	3.500%		10,000	907	0	907
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	1.650%		7,000	303	0	303
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	3.300%		8,550	1,263	0	1,263
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	3.295%		1,100	94	0	94
Ryder System, Inc.	BOA	(1.550%	)	09/20/2015	3.026%		9,000	685	0	685
SCA Finans AB	DUB	(0.810%	)	09/20/2015	1.591%		6,000	258	0	258
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	2.800%		10,000	691	0	691
Sempra Energy	BOA	(0.580%	)	06/20/2018	1.132%		3,000	127	0	127
Sempra Energy	DUB	(0.550%	)	06/20/2018	1.132%		1,500	67	0	67
Spectra Energy Capital LLC	DUB	(0.750%	)	09/20/2014	1.000%		10,000	124	0	124
Spectra Energy Capital LLC	DUB	(0.975%	)	06/20/2018	1.000%		15,000	24	0	24
Staples, Inc.	MSC	(0.700%	)	12/20/2012	2.091%		400	19	0	19
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	7.265%		3,000	449	0	449
Target Corp.	MSC	(1.200%	)	03/20/2018	1.450%		7,000	126	0	126
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.785%		3,500	132	0	132
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	3.119%		3,200	330	0	330
Telecom Italia Capital S.A.	JPM	(1.530%	)	06/20/2018	3.119%		7,500	785	0	785
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%		4,000	649	0	649
Tyco International Group S.A.	BOA	(0.750%	)	12/20/2013	2.412%		4,760	329	0	329
Tyco International Group S.A.	BOA	(1.120%	)	12/20/2019	2.165%		12,000	983	0	983
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%	EUR	10,000	12	0	12
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%		32,600	(149)	0	(149)
Union Pacific Corp.	UBS	(0.810%	)	06/20/2017	0.865%		$5,000	18	0	18
Verizon Communications, Inc.	GSC	(0.900%	)	06/20/2017	1.045%		5,000	50	0	50
Viacom, Inc.	BOA	(1.930%	)	06/20/2016	2.525%		2,500	85	0	85
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	2.386%		4,000	340	0	340
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	2.525%		5,000	398	0	398
Whirlpool Corp.	GSC	(1.060%	)	06/20/2016	4.287%		6,000	999	0	999

								$34,379	$0	$34,379

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	22.909%	$10,000	$(4,262)	$0	$(4,262)
Bear Stearns Cos., Inc.	CITI	0.720%	09/20/2012	2.162%	5,800	(266)	0	(266)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	13.959%	2,500	(629)	0	(629)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	13.959%	3,600	(901)	0	(901)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	13.959%	8,600	(2,163)	0	(2,163)
Ford Motor Credit Co. LLC	UBS	2.560%	06/20/2012	14.158%	1,500	(408)	0	(408)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	7.751%	4,700	(938)	0	(938)
GMAC LLC	BCLY	3.050%	09/20/2012	18.913%	3,200	(1,133)	0	(1,133)
GMAC LLC	BOA	5.100%	09/20/2012	18.913%	5,000	(1,537)	0	(1,537)
GMAC LLC	BOA	6.300%	09/20/2012	18.913%	1,200	(336)	0	(336)
GMAC LLC	BOA	7.000%	09/20/2012	18.913%	7,000	(1,850)	0	(1,850)
GMAC LLC	GSC	3.400%	06/20/2011	21.034%	1,100	(312)	0	(312)
GMAC LLC	GSC	3.050%	09/20/2012	18.913%	11,300	(4,002)	0	(4,002)
GMAC LLC	GSC	6.310%	09/20/2012	18.913%	9,300	(2,604)	0	(2,604)
GMAC LLC	JPM	5.400%	09/20/2012	18.913%	3,100	(932)	0	(932)
GMAC LLC	JPM	5.450%	09/20/2012	18.913%	3,100	(929)	0	(929)
GMAC LLC	MLP	6.300%	09/20/2012	18.913%	18,600	(5,211)	0	(5,211)
GMAC LLC	MSC	6.850%	06/20/2012	19.205%	5,700	(1,484)	0	(1,484)
GMAC LLC	UBS	3.620%	06/20/2011	21.034%	5,000	(1,401)	0	(1,401)
Goldman Sachs Group, Inc.	BCLY	0.770%	09/20/2012	2.961%	7,000	(478)	0	(478)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	2.961%	5,100	(353)	0	(353)
Goldman Sachs Group, Inc.	MSC	0.750%	09/20/2012	2.961%	2,100	(145)	0	(145)
Goldman Sachs Group, Inc.	RBS	0.780%	09/20/2012	2.961%	2,000	(136)	0	(136)

						$(32,410)	$0	$(32,410)

See Accompanying Notes	Annual Report	March 31, 2009	81

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	$154,598	$13,836	$1,473	$12,363
CDX.IG-9 10-Year Index	BOA	(0.800%	)	12/20/2017	4,099	367	18	349
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	54,461	4,875	1,086	3,789
CDX.IG-9 10-Year Index 3-7%	GSC	(6.550%	)	12/20/2017	22,700	12,061	0	12,061

						$31,139	$2,577	$28,562

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-9 5-Year Index 25-35%	GSC	6.385%	12/20/2012	$10,800	$(3,902)	$0	$(3,902)
CDX.HY-9 5-Year Index 25-35%	JPM	6.450%	12/20/2012	15,000	(5,444)	0	(5,444)
CDX.HY-9 5-Year Index 25-35%	MLP	6.510%	12/20/2012	10,600	(3,830)	0	(3,830)
CDX.HY-9 5-Year Index 25-35%	MLP	6.690%	12/20/2012	2,800	(998)	0	(998)
CDX.HY-9 5-Year Index 25-35%	MSC	6.570%	12/20/2012	2,800	(1,000)	0	(1,000)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	6,500	(96)	0	(96)
CDX.IG-9 5-Year Index 15-30%	MSC	1.130%	12/20/2012	4,800	(22)	0	(22)
CMBX.NA AAA 3 Index	MSC	0.080%	12/13/2049	62,290	(20,977)	(9,996)	(10,981)

					$(36,269)	$(9,996)	$(26,273)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	33,900	$204	$0	$204
Pay	1-Month EUR-FRCPXTOB Index	2.040%	03/15/2010	BCLY		50,000	2,035	0	2,035
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP		60,000	2,798	0	2,798
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		52,200	2,419	(115)	2,534
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	469	(2)	471
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		22,700	1,210	12	1,198
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,405	0	1,405
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	239	0	239
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		31,400	1,205	0	1,205
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		27,800	1,172	0	1,172
Pay	1-Month EUR-FRCPXTOB Index	1.976%	12/15/2011	GSC		40,900	1,100	(85)	1,185
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		72,600	1,777	0	1,777
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		12,600	257	7	250
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP		5,200	112	11	101
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		5,900	120	0	120
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,000	63	0	63
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,200	39	1	38
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		9,200	184	0	184
Pay	1-Month EUR-FRCPXTOB Index	2.238%	06/20/2012	BCLY		17,000	625	0	625
Pay	1-Month EUR-FRCPXTOB Index	2.098%	09/28/2012	BNP		33,000	606	0	606
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		75,000	393	46	347
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		33,100	(1,053)	0	(1,053)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		30,000	(890)	0	(890)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	1,463	483	980
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(758)	(347)	(411)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(1,678)	(38)	(1,640)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	3,499	(792)	4,291

82	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC	BRL	4,500	$150	$30	$120
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	1,841	237	1,604
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	DUB		$515,900	14,293	2,742	11,551
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		684,000	18,950	13,123	5,827
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		114,500	(24,717)	7,929	(32,646)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		17,950	(4,126)	178	(4,304)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		3,000	(690)	(1)	(689)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		64,200	(14,756)	247	(15,003)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		240,500	(55,276)	1,453	(56,729)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		14,700	(3,379)	(188)	(3,191)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY		59,400	(16,192)	(622)	(15,570)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		164,900	(44,952)	0	(44,952)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		10,770	402	329	73
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		66,400	2,477	(4,064)	6,541
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		3,400	127	(210)	337
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		35,300	1,317	(1,650)	2,967
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		106,850	(36,915)	(6,592)	(30,323)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		43,100	(14,890)	(3,504)	(11,386)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		45,195	(15,614)	(6,251)	(9,363)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		18,450	(6,366)	0	(6,366)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	169,800	6,283	(90)	6,373
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		146,800	5,433	(78)	5,511
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		36,100	2,512	(76)	2,588
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	121,200	1,466	(1,245)	2,711
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		327,600	12,152	(854)	13,006
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		95,200	5,639	1,606	4,033
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		5,500	728	(137)	865
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		3,000	397	(75)	472
Receive	30-Day USD-CMM Rate	4.000%	04/27/2009	MLP		$95,500	(1,421)	(3,616)	2,195
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	RBS		44,800	(7,422)	1,728	(9,150)
Pay	GBP-UKRPI Index	3.100%	11/14/2016	BCLY	GBP	40,000	1,417	0	1,417
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,000	150	12	138
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		11,900	479	23	456
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		34,800	1,161	0	1,161
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		13,600	(587)	0	(587)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		17,000	(487)	0	(487)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		5,250	(148)	0	(148)

							$(151,549)	$(435)	$(151,114)

(l)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$23,300	$249	$878
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,700	167	591
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	127	452
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,500	596	2,090
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	29,300	310	1,333

							$1,449	$5,344

(m)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	7	$5	$5
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	768	176	185
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	775	271	166
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	436	136	94

				$588	$450

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$126,400	$942	$203
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	1,100	4	3
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	4,900	123	414
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	131	441
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	4,700	19	5

See Accompanying Notes	Annual Report	March 31, 2009	83

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$39,000	$269	$63
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	66,000	2,122	9,530
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	215
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,200	172	573
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	123,300	2,589	7,166
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	32,200	306	52
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	4,000	135	441
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.500%	05/06/2009	70,800	1,781	4,115
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	21,600	153	35
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	18,500	603	2,038
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	9,800	300	1,173
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	67,000	2,107	9,675
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	67,000	2,107	218

							$15,985	$36,360

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,983	$1,851,000	$68,414
Sales	36,110	585,500	34,457
Closing Buys	(7,704)	(531,400)	(22,798)
Expirations	(38,403)	(1,173,600)	(63,500)
Exercised	0	0	0

Balance at 03/31/2009	1,986	$731,500	$16,573

(n)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2039	$214,800	$218,196	$221,613
Fannie Mae	6.500%	04/01/2039	187,000	196,116	196,905
Freddie Mac	4.500%	12/01/2099	100	102	103
Freddie Mac	5.500%	04/01/2039	66,200	68,641	68,693
Freddie Mac	6.000%	04/01/2039	3,800	3,968	3,973
Treasury Inflation Protected Securities	1.750%	01/15/2028	40,040	33,724	38,810
Treasury Inflation Protected Securities	2.125%	01/15/2019	15,326	16,263	16,380

				$537,010	$546,477

(6)	Market value includes $346 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	34,632	04/2009	$0	$(2,025)	$(2,025)
Buy		UBS	36,553	05/2009	0	(254)	(254)
Sell	BRL	BCLY	55,184	06/2009	0	(736)	(736)
Buy		HSBC	93,315	06/2009	423	(5)	418
Sell		JPM	60,612	06/2009	0	(742)	(742)
Sell		MLP	81,467	06/2009	0	(1,509)	(1,509)
Sell	CHF	UBS	10,851	06/2009	0	(304)	(304)
Buy	CNY	BCLY	106,812	05/2009	201	0	201
Sell		BCLY	81,169	05/2009	0	(179)	(179)
Sell		CITI	37,530	05/2009	0	(92)	(92)
Buy		BCLY	51,344	07/2009	0	(481)	(481)
Buy		DUB	138,073	07/2009	0	(1,203)	(1,203)
Buy		HSBC	74,825	07/2009	0	(502)	(502)
Buy		BCLY	198,206	09/2009	0	(328)	(328)
Buy		CITI	52,053	09/2009	82	0	82
Sell		DUB	27,440	09/2009	0	(103)	(103)
Buy		HSBC	197,458	09/2009	0	(288)	(288)
Sell	CNY	JPM	20,823	09/2009	0	(73)	(73)
Buy	EUR	BCLY	34,539	04/2009	1,811	0	1,811
Sell		BNP	10,781	04/2009	0	(710)	(710)
Sell		CSFB	25,367	04/2009	0	(1,678)	(1,678)
Buy		GSC	1,737	04/2009	29	0	29
Sell		HSBC	48,557	04/2009	0	(3,192)	(3,192)
Buy		RBC	13	04/2009	0	0	0

84	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	RBC	1,614	04/2009	$1	$0	$1
Buy		RBS	3,056	04/2009	0	(81)	(81)
Buy	GBP	BCLY	6,622	04/2009	0	(124)	(124)
Sell		BCLY	2,870	04/2009	0	(3)	(3)
Buy		BNP	107	04/2009	0	(2)	(2)
Sell		DUB	20,244	04/2009	299	0	299
Sell		GSC	6,879	04/2009	0	(253)	(253)
Sell		HSBC	7,115	04/2009	0	(24)	(24)
Sell		MSC	33,882	04/2009	397	0	397
Buy		RBS	7,436	04/2009	8	(125)	(117)
Buy		UBS	5,169	04/2009	0	(209)	(209)
Sell	JPY	BNP	16,187,727	05/2009	2,795	0	2,795
Buy		CITI	2,500,992	05/2009	0	(407)	(407)
Sell		CITI	43,290	05/2009	0	(1)	(1)
Sell		HSBC	647,493	05/2009	40	0	40
Sell		MSC	16,037,728	06/2009	2,561	0	2,561
Buy	MXN	BCLY	2,870	05/2009	2	0	2
Sell		BCLY	66,767	05/2009	66	0	66
Buy		CITI	11,642	05/2009	11	0	11
Buy		HSBC	5,260	05/2009	0	(2)	(2)
Buy		JPM	2,870	05/2009	2	0	2
Sell		JPM	100	05/2009	0	0	0
Buy		MLP	44,225	05/2009	0	(146)	(146)
Sell		CITI	11,642	11/2009	0	(11)	(11)
Buy		JPM	2,306	11/2009	0	0	0
Sell	MYR	BCLY	635	08/2009	5	0	5
Buy	NZD	RBS	4,578	04/2009	334	0	334
Buy		RBS	4,578	05/2009	4	0	4
Sell	PHP	CITI	31,152	08/2009	3	0	3
Sell	PLN	BCLY	60,801	05/2009	2,423	0	2,423
Sell		CITI	62,392	05/2009	2,487	0	2,487
Buy		HSBC	130,931	05/2009	0	(21,046)	(21,046)
Sell		HSBC	5,246	05/2009	231	0	231
Sell		JPM	1,083	05/2009	44	0	44
Sell		UBS	1,409	05/2009	56	0	56
Sell	RUB	BCLY	50,015	05/2009	35	0	35
Buy		HSBC	17,945	05/2009	0	(213)	(213)
Sell		HSBC	8,536	05/2009	7	0	7
Buy		JPM	40,606	05/2009	0	(318)	(318)
Sell	SEK	UBS	5,030	06/2009	0	(65)	(65)
Buy	SGD	CITI	22,986	04/2009	0	(642)	(642)
Buy		DUB	14,594	04/2009	0	(298)	(298)
Sell		DUB	60,230	04/2009	748	0	748
Buy		HSBC	5,704	04/2009	0	(151)	(151)
Buy		RBS	9,697	04/2009	0	(224)	(224)
Buy		UBS	7,249	04/2009	0	(136)	(136)
Sell		CITI	8,664	07/2009	116	0	116
Buy		HSBC	8,664	07/2009	0	(299)	(299)

					$15,221	$(39,184)	$(23,963)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$279,747	$22,054,419	$66	$22,334,232
Short Sales, at value	0	(546,477)	0	(546,477)
Other Financial Instruments ++	188,435	(230,054)	22,424	(19,195)

Total	$468,182	$21,277,888	$22,490	$21,768,560

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$6,330	$601	$2	$0	$131	$(6,998)	$66
Other Financial Instruments ++	(10,099)	0	0	0	34,599	(2,076)	22,424

Total	$(3,769)	$601	$2	$0	$34,730	$(9,074)	$22,490

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	85

Schedule of Investments  Short-Term Fund

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 6.6%

Short-Term Floating NAV Portfolio	28,292,970	$283,071

Total PIMCO Funds (Cost $283,034)		283,071

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

Cablevision
2.306% due 03/30/2013	$2,468	2,245

Daimler Finance North America LLC
4.560% due 08/03/2012	15,662	8,447

HCA, Inc.
3.470% due 11/18/2013	3,549	3,028

MGM Mirage
4.750% due 10/03/2011	9,000	3,938

NRG Energy, Inc.
1.359% due 02/01/2013	316	285
1.979% due 02/01/2013	134	121
2.959% due 02/01/2013	458	414

Total Bank Loan Obligations (Cost $30,824)		18,478

CORPORATE BONDS & NOTES 29.2%

BANKING & FINANCE 23.5%

Allstate Life Global Funding II
1.901% due 05/21/2010	31,000	29,546

American Express Bank FSB
0.583% due 06/22/2009	3,000	2,960
0.584% due 06/12/2009	2,700	2,668
5.500% due 04/16/2013	13,100	11,312

American Express Centurion Bank
0.583% due 03/23/2010	7,600	7,131
0.637% due 07/13/2010	5,300	4,876

American Express Credit Corp.
1.920% due 05/27/2010	19,000	17,942
2.256% due 06/19/2013	9,000	7,224
5.875% due 05/02/2013	7,800	6,857

American Honda Finance Corp.
1.634% due 02/05/2010	5,000	4,984

American International Group, Inc.
1.224% due 01/29/2010	26,800	16,918
6.250% due 03/15/2037	10,000	1,000

ANZ National International Ltd.
6.200% due 07/19/2013	14,600	14,097

Bank of America Corp.
8.125% due 12/29/2049	2,800	1,152

Bank of America N.A.
1.822% due 05/12/2010	49,600	46,256

Bear Stearns Cos. LLC
1.262% due 10/22/2010	19,300	18,880
1.341% due 02/23/2010	17,200	17,000
1.360% due 02/01/2012	12,300	10,875
1.404% due 01/31/2011	1,200	1,142
1.446% due 11/28/2011	298	286
1.448% due 08/15/2011	4,300	3,975
6.950% due 08/10/2012	10,000	10,193

Calabash Re Ltd.
12.220% due 01/08/2010	2,300	2,252

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	700	659

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Funding, Inc.
2.291% due 05/07/2010	$22,900	$20,562

Citigroup, Inc.
1.336% due 05/18/2011	3,400	2,747
1.381% due 08/13/2010	100	87
1.396% due 05/18/2010	300	270
1.445% due 03/16/2012	14,433	10,750
6.500% due 08/19/2013	32,100	29,535
8.400% due 04/29/2049	4,300	2,435

Credit Agricole S.A.
1.256% due 05/28/2009	14,300	14,275

Credit Suisse USA, Inc.
6.125% due 11/15/2011	300	306

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	2,885	2,055

General Electric Capital Corp.
1.300% due 11/01/2012	7,200	5,802
1.301% due 05/10/2010	5,200	4,885
1.411% due 03/11/2011	3,000	2,988
1.428% due 05/11/2016	11,165	7,296
1.431% due 11/21/2011	26,000	22,387
1.451% due 06/12/2012	3,200	2,752
1.580% due 09/15/2014	10,975	7,931
1.620% due 02/01/2011	250	227
2.151% due 05/22/2013	11,100	8,910

GMAC LLC
2.488% due 05/15/2009	2,600	2,473

Goldman Sachs Group, Inc.
0.613% due 06/23/2009	200	199
1.307% due 12/23/2009	2,100	2,052
1.317% due 06/23/2009	43,210	42,926
1.332% due 06/28/2010	1,300	1,239
1.416% due 02/06/2012	13,800	11,936
1.455% due 07/23/2009	1,000	992
1.532% due 06/28/2010	5,260	5,022
1.821% due 10/07/2011	2,000	1,800
1.854% due 01/12/2015	300	222

Governor & Co. of the Bank of Ireland
1.359% due 12/18/2009	5,200	5,044

HSBC Finance Corp.
1.192% due 10/21/2009	5,000	4,727
1.411% due 03/12/2010	3,200	2,836
1.491% due 05/10/2010	200	170
1.518% due 11/16/2009	4,000	3,835

ING Bank NV
2.625% due 02/09/2012	26,700	27,275

International Bank for Reconstruction & Development
1.506% due 03/04/2011	12,800	12,796

John Deere Capital Corp.
2.042% due 06/10/2011	1,100	1,046

JPMorgan Chase & Co.
0.583% due 05/07/2010	19,100	18,706
1.256% due 01/17/2011	700	667
1.348% due 05/16/2011	450	425
1.352% due 12/21/2011	300	272

KeyBank N.A.
3.511% due 06/02/2010	20,200	19,479

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	9,700	1,213

Longpoint Re Ltd.
6.570% due 05/08/2010	4,700	4,566

Merna Reinsurance Ltd.
1.870% due 07/07/2010	3,000	2,758

Merrill Lynch & Co., Inc.
1.359% due 07/25/2011	200	167

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.454% due 02/05/2010	$442	$417
1.501% due 06/05/2012	15,800	12,278
1.544% due 09/09/2009	200	195
3.051% due 05/20/2009 (g)	7,600	7,558
3.472% due 05/12/2010	33,900	31,930
5.450% due 02/05/2013	200	164
6.050% due 08/15/2012	10,400	8,932

Metropolitan Life Global Funding I
1.278% due 05/17/2010	19,100	18,038
1.570% due 03/15/2012	1,100	878

Morgan Stanley
1.374% due 01/15/2010	500	478
1.392% due 01/18/2011	1,150	1,038
1.648% due 01/09/2012	22,700	18,231
2.111% due 12/01/2011	25,200	25,683
3.338% due 05/14/2010	17,500	17,052
5.300% due 03/01/2013	28,000	26,956

Mystic Re Ltd.
11.261% due 06/07/2011	1,400	1,329

National Australia Bank Ltd.
1.352% due 09/11/2009	8,900	8,900
1.691% due 02/08/2010	31,400	31,406

National City Bank
1.654% due 06/07/2017	1,800	1,113
6.200% due 12/15/2011	3,500	3,441

Pricoa Global Funding I
2.066% due 06/04/2010	28,900	26,035

Rabobank Capital Funding II
5.260% due 12/29/2049	3,000	1,351

Rabobank Nederland NV
1.412% due 04/06/2009	6,700	6,700
1.646% due 05/19/2010	30,300	29,943

RBS Capital Trust III
5.512% due 09/29/2049	4,000	1,602

Residential Reinsurance 2007 Ltd.
11.511% due 06/07/2010	3,400	3,280

Residential Reinsurance 2008 Ltd.
8.011% due 06/06/2011	2,000	1,909

SLM Corp.
1.319% due 07/26/2010	600	426

State Street Bank and Trust Co.
1.484% due 12/08/2015	5,700	3,942

State Street Capital Trust III
8.250% due 03/15/2042	14,000	8,296

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	17,007

UBS AG
2.154% due 05/05/2010	40,600	40,518

UBS Preferred Funding Trust I
8.622% due 10/29/2049	1,000	401

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,700	1,285

USB Capital IX
6.189% due 04/15/2049	100	40

Ventas Realty LP
6.750% due 06/01/2010	5,560	5,574

Vita Capital III Ltd.
2.525% due 01/01/2011	2,200	2,053

Wachovia Bank N.A.
2.138% due 05/14/2010	38,800	37,503

Wachovia Corp.
1.224% due 10/15/2011	9,300	8,251
1.411% due 03/01/2012	8,000	6,892
1.590% due 06/15/2017	10,000	5,917

86	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wells Fargo & Co.
0.523% due 03/22/2010	$7,600	$7,252
1.319% due 06/18/2010	2,150	2,030
3.552% due 05/01/2033	300	311
7.980% due 02/28/2049	200	94

Wells Fargo Bank N.A.
1.448% due 05/16/2016	3,000	2,180

Wells Fargo Capital X
5.950% due 12/15/2036	2,000	1,354

Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,743

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	998

		1,008,132

INDUSTRIALS 4.5%

Comcast Corp.
1.460% due 07/14/2009	2,100	2,089

CVS Caremark Corp.
1.561% due 06/01/2010	7,800	7,519

DISH DBS Corp.
7.000% due 10/01/2013	500	466

General Mills, Inc.
1.252% due 01/22/2010	8,000	7,862

GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	10,000	10,023

Hewlett-Packard Co.
1.371% due 03/01/2012	100	96

Honeywell International, Inc.
1.219% due 07/27/2009	20,600	20,612

International Business Machines Corp.
1.764% due 07/28/2011	8,400	8,283

New Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,105

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	13,000	12,540

Reynolds American, Inc.
2.020% due 06/15/2011	9,600	8,648

Roche Holdings, Inc.
3.249% due 02/25/2011	43,400	43,347

Rockies Express Pipeline LLC
5.100% due 08/20/2009	20,900	20,908

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	100	101
6.125% due 08/17/2026	900	890

Southern Co.
1.951% due 08/20/2010	5,300	5,295

Southwest Airlines Co.
10.500% due 12/15/2011	5,000	5,291

SUPERVALU, Inc.
7.500% due 11/15/2014	3,500	3,434

Weyerhaeuser Co.
2.223% due 09/24/2009	10,300	10,028

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	6,891

Xerox Corp.
2.059% due 12/18/2009	2,000	1,946

XTO Energy, Inc.
4.625% due 06/15/2013	16,500	15,997

		194,371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 1.2%

AT&T, Inc.
1.334% due 02/05/2010	$11,900	$11,870

CMS Energy Corp.
2.044% due 01/15/2013	1,500	1,178

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,139

Midwest Generation LLC
8.300% due 07/02/2009	2,483	2,446

Ohio Power Co.
1.605% due 04/05/2010	2,000	1,954

Sprint Nextel Corp.
1.632% due 06/28/2010	14,200	13,146

		50,733

Total Corporate Bonds & Notes (Cost $1,312,398)		1,253,236

MUNICIPAL BONDS & NOTES 0.6%

Arcadia, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037	500	479

Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2031	3,050	2,962

Illinois State General Obligation Notes, Series 2008
4.500% due 06/24/2009	17,000	17,128

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	2,500	2,403

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	458

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	4,600	4,388

Total Municipal Bonds & Notes (Cost $27,723)		27,818

U.S. GOVERNMENT AGENCIES 86.0%

Fannie Mae
0.582% due 12/25/2036 - 07/25/2037	5,719	5,081
0.642% due 03/25/2034	135	120
0.652% due 03/25/2036	764	652
0.672% due 08/25/2034	722	680
0.722% due 10/27/2037	300	270
0.822% due 03/25/2036	3,748	3,625
0.872% due 05/25/2042 - 03/25/2044	2,810	2,608
0.922% due 06/25/2032 - 09/25/2032	137	130
0.972% due 10/25/2030	23	23
1.044% due 09/17/2027	11	11
1.062% due 02/25/2022 - 12/25/2022	35	34
1.094% due 07/18/2027	8	7
1.122% due 10/25/2017	294	289
1.162% due 08/25/2022	20	20
1.212% due 12/25/2022	17	17
1.244% due 07/13/2010	17,500	17,516
1.262% due 09/25/2022	8	8
1.412% due 02/25/2023	6	6
1.422% due 04/25/2032	11	11
1.712% due 09/25/2023	141	140
3.022% due 06/01/2043 - 10/01/2044	13,459	13,306
3.491% due 01/01/2032	574	575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.650% due 01/01/2036	$380	$388
4.000% due 02/01/2018	24	24
4.007% due 05/01/2021 - 04/01/2029	228	228
4.257% due 06/01/2034	17	17
4.303% due 09/01/2034	764	777
4.405% due 11/01/2025 - 05/01/2036	12,755	12,754
4.469% due 07/01/2028	34	33
4.500% due 09/25/2025	110	112
4.540% due 05/01/2036	231	232
4.566% due 07/01/2034	31	32
4.680% due 11/01/2035	1,122	1,146
4.718% due 05/01/2035	725	740
4.756% due 08/01/2029	1,752	1,777
4.968% due 06/01/2035	870	894
4.970% due 08/01/2026	18	18
5.000% due 01/25/2017 - 04/01/2039	4,039	4,170
5.049% due 12/01/2040	422	428
5.055% due 05/01/2035	453	466
5.082% due 09/01/2035	507	522
5.155% due 10/01/2023	35	36
5.264% due 12/01/2035	414	428
5.457% due 07/01/2029	184	185
5.500% due 02/01/2014 - 05/01/2039	2,139,894	2,221,510
5.500% due 06/01/2038 (h)	337,842	351,118
5.788% due 12/01/2036	170	177
5.884% due 12/01/2036	181	188
5.950% due 02/25/2044	1,046	1,077
6.000% due 02/01/2019 - 12/01/2038	529,872	554,306
6.500% due 10/25/2023 (b)	13	0
6.500% due 11/01/2028 - 10/25/2042	975	1,013
7.000% due 03/01/2013	32	34
8.699% due 06/25/2032	488	518

Federal Home Loan Bank
4.000% due 04/20/2009	1,300	1,302
4.020% due 06/30/2009	2,000	2,017
4.330% due 03/16/2010	2,500	2,579
4.500% due 06/22/2010	12,400	12,919

Federal Housing Administration
6.896% due 07/01/2020	311	310
7.350% due 04/01/2019	157	158
7.430% due 07/01/2021 - 09/01/2022	148	150
7.435% due 02/01/2019	178	179

Freddie Mac
0.562% due 12/25/2036	20,601	20,536
0.786% due 02/15/2019	65,649	63,558
0.906% due 12/15/2030 - 06/15/2031	347	342
0.956% due 06/15/2031	353	347
0.962% due 01/15/2022	1	1
1.006% due 12/15/2031	12	12
1.212% due 03/15/2020	4	4
1.312% due 03/15/2023	19	18
3.022% due 10/25/2044	7,487	7,297
3.023% due 02/25/2045	3,242	2,787
3.222% due 07/25/2044	14,016	13,739
4.500% due 08/01/2017 - 12/15/2025	3,144	3,213
5.000% due 01/15/2018 - 04/01/2039	4,364	4,469
5.032% due 08/01/2035	417	427
5.148% due 08/01/2035	606	625
5.500% due 05/01/2013 - 04/01/2038	29,124	30,027
6.000% due 03/15/2023	33	33
6.500% due 07/25/2043	461	487
6.750% due 08/15/2023	507	515

See Accompanying Notes	Annual Report	March 31, 2009	87

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
0.945% due 06/20/2030	$1	$1
1.056% due 02/16/2030	212	209
1.156% due 02/16/2030	133	132
1.206% due 02/16/2030	251	246
1.495% due 03/20/2031	929	918
4.125% due 10/20/2017 - 10/20/2027	858	862
4.625% due 07/20/2022 - 09/20/2029	2,555	2,566
5.000% due 02/20/2032	580	590
5.250% due 03/20/2029 - 03/20/2030	913	934
5.375% due 05/20/2021 - 05/20/2030	4,097	4,175
5.500% due 02/20/2019 - 04/01/2039	297,019	309,131
6.000% due 01/15/2032 - 03/15/2032	1,710	1,800
7.500% due 02/20/2030	141	151
8.000% due 12/15/2030 - 03/15/2032	156	170
8.500% due 06/20/2027	101	110

Small Business Administration
4.340% due 03/01/2024	386	402
4.524% due 02/10/2013	140	143
5.490% due 03/01/2028	282	307
7.540% due 08/10/2009	45	45

Total U.S. Government Agencies (Cost $3,615,073)		3,691,420

MORTGAGE-BACKED SECURITIES 8.0%

American Home Mortgage Assets
0.712% due 05/25/2046	4,297	1,517
0.712% due 09/25/2046	1,759	680
0.732% due 10/25/2046	7,532	2,446
2.333% due 02/25/2047	1,909	578
2.553% due 11/25/2046	3,629	1,077

American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,532	1,769
4.440% due 02/25/2045	75	43
5.000% due 09/25/2035	2,100	1,675
5.660% due 09/25/2045	1,493	802

Banc of America Funding Corp.
4.606% due 02/20/2036	8,453	5,596
6.106% due 01/20/2047	469	221

Banc of America Mortgage Securities, Inc.
5.427% due 02/25/2036	493	300
5.470% due 07/20/2032	234	175
6.500% due 09/25/2033	849	828

Bear Stearns Adjustable Rate Mortgage Trust
2.472% due 03/25/2035	899	622
2.650% due 08/25/2035	136	95
2.940% due 03/25/2035	8,431	5,736
4.626% due 11/25/2034	2,144	1,706
4.750% due 10/25/2035	17,796	16,785
4.951% due 11/25/2030	235	206
5.008% due 01/25/2035	417	321
5.206% due 01/25/2034	539	365
5.435% due 01/25/2034	263	197
5.473% due 05/25/2047	4,500	2,310
5.504% due 11/25/2034	18,219	12,833

Bear Stearns Alt-A Trust
0.682% due 02/25/2034	2,036	747
5.364% due 05/25/2035	613	376
5.491% due 09/25/2035	7,710	3,815
5.721% due 11/25/2036	5,015	2,304
5.781% due 01/25/2036	5,052	1,859

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	34	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	$4,314	$3,788

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	17,042	10,791
5.733% due 12/26/2046	8,738	5,037

CC Mortgage Funding Corp.
0.652% due 05/25/2048	4,585	1,662
0.772% due 08/25/2035	767	499

Chase Mortgage Finance Corp.
5.428% due 03/25/2037	1,819	941

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	1	1

Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	1,998	1,739
4.098% due 08/25/2035	298	217
4.222% due 12/25/2035	1,687	1,296
4.682% due 08/25/2035	5,359	3,331
4.699% due 03/25/2034	410	324
5.664% due 07/25/2046	1,307	641
6.008% due 09/25/2037	8,670	4,331

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	129	127
0.682% due 02/25/2047	412	158
0.695% due 05/20/2046	165	136
0.702% due 05/25/2047	7,132	2,322
0.712% due 09/25/2046	3,402	1,224
0.725% due 02/20/2047	8,525	3,029
0.732% due 07/25/2046	709	254
0.740% due 12/20/2046	9,854	3,195
0.755% due 07/20/2046	4,442	1,607
0.802% due 02/25/2037	7,411	3,063
0.852% due 11/20/2035	1,879	757
2.633% due 12/25/2035	2,378	1,030
2.633% due 02/25/2036	855	347
5.500% due 08/25/2035	139	104
5.895% due 02/25/2037	3,905	1,994
6.000% due 04/25/2037	650	377

Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	608	261
0.812% due 04/25/2035	123	53
0.842% due 03/25/2035	913	393
0.862% due 06/25/2035	12,918	7,619
3.750% due 07/19/2031	5	5
5.616% due 11/19/2033	438	330
6.080% due 09/25/2047	898	457
6.500% due 01/25/2034	27	25

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	178	135
4.462% due 05/25/2032	4	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 01/25/2047	859	766
0.602% due 02/25/2037	1,122	1,022
0.612% due 08/25/2037	2,451	1,738

First Horizon Asset Securities, Inc.
5.362% due 08/25/2035	1,943	1,381

First Republic Mortgage Loan Trust
0.856% due 08/15/2032	6,999	5,950
0.906% due 11/15/2031	462	369
1.002% due 06/25/2030	538	464

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	7,700	7,700

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	6,193	4,962
0.602% due 01/25/2047	5,481	4,693
0.742% due 06/25/2045	710	303
0.752% due 06/25/2045	330	146
0.792% due 11/25/2045	838	384

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenwich Capital Acceptance, Inc.
6.111% due 06/25/2024	$9	$8

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	2,099

GS Mortgage Securities Corp. II
0.608% due 03/06/2020	5,939	4,160

GSR Mortgage Loan Trust
4.541% due 09/25/2035	10,998	8,152
5.178% due 01/25/2036	1,967	1,078
6.000% due 03/25/2032	2	2

GSRPM Mortgage Loan Trust
0.922% due 11/25/2031	1,585	1,472
1.222% due 01/25/2032	333	250

Harborview Mortgage Loan Trust
0.646% due 01/19/2038	136	123
0.686% due 04/19/2038	2,234	775
0.713% due 08/21/2036	797	318
0.736% due 07/19/2046	3,648	1,329
0.756% due 09/19/2046	1,055	400
0.776% due 05/19/2035	2,796	1,031
0.796% due 03/19/2036	7,441	2,722
0.926% due 02/19/2034	624	481
5.908% due 08/19/2036	746	353

Impac CMB Trust
1.422% due 10/25/2033	75	60

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	1,985	1,357

Indymac ARM Trust
4.442% due 01/25/2032	6	4
4.446% due 01/25/2032	3	3

Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	1,579	563

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	2,983	2,750
0.622% due 01/25/2037	90	83
0.712% due 09/25/2046	2,919	1,077
0.722% due 06/25/2047	1,629	578
0.732% due 05/25/2046	513	184
0.762% due 07/25/2035	465	192
5.013% due 12/25/2034	93	65

JPMorgan Mortgage Trust
5.018% due 02/25/2035	2,753	2,187

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	242	180

Luminent Mortgage Trust
0.692% due 12/25/2036	2,144	752
0.702% due 12/25/2036	1,037	335
0.722% due 10/25/2046	769	317

MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	1,366	493

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,490	1,370

MASTR Seasoned Securities Trust
6.199% due 09/25/2017	456	441

Mellon Residential Funding Corp.
0.906% due 11/15/2031	419	323
0.996% due 12/15/2030	4,938	3,984
2.629% due 10/20/2029	3,453	3,206

Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	500	354

Merrill Lynch Floating Trust
0.626% due 06/15/2022	2,219	1,558

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	10,234	5,678

88	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	$1,783	$1,279

MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	5,423	3,411
1.316% due 03/15/2025	800	455
1.522% due 10/25/2035	79	53
3.006% due 10/25/2035	7,432	4,981

Morgan Stanley Capital I
0.617% due 10/15/2020	6,023	4,444

Morgan Stanley Mortgage Loan Trust
0.742% due 02/25/2047	970	478
5.416% due 06/25/2036	511	374

Residential Accredit Loans, Inc.
0.622% due 09/25/2046	801	594
0.702% due 06/25/2046	2,522	967
0.732% due 04/25/2046	430	168
0.772% due 08/25/2037	1,148	412
0.822% due 08/25/2035	2,095	915
2.993% due 09/25/2045	1,327	535

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	390	378

Residential Asset Securitization Trust
5.750% due 02/25/2036	429	292

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	190	172

Sequoia Mortgage Trust
0.895% due 07/20/2033	3,536	2,689
0.925% due 10/20/2027	2,217	1,788
4.433% due 04/20/2035	1,342	972
5.546% due 01/20/2047	714	417

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	129	51
4.931% due 02/25/2034	18	13
5.528% due 08/25/2035	1,656	873

Structured Asset Mortgage Investments, Inc.
0.622% due 09/25/2047	934	865
0.652% due 03/25/2037	1,872	682
0.712% due 07/25/2046	4,651	1,889
0.742% due 05/25/2036	12,196	4,298
0.742% due 05/25/2046	1,610	578
0.752% due 05/25/2045	989	402
0.802% due 02/25/2036	64	24
0.806% due 07/19/2035	10,979	7,163
0.846% due 07/19/2034	63	34
0.906% due 03/19/2034	920	575
1.216% due 09/19/2032	88	67

Structured Asset Securities Corp.
0.572% due 05/25/2036	340	313
4.687% due 02/25/2032	276	233
4.863% due 10/25/2035	1,024	607
5.111% due 07/25/2032	195	132
5.140% due 01/25/2032	16	13

TBW Mortgage-Backed Pass-Through Certificates
0.622% due 09/25/2036	7	7
0.632% due 01/25/2037	2,439	2,188

Thornburg Mortgage Securities Trust
0.622% due 03/25/2037	232	201
0.632% due 11/25/2046	6,842	5,877
0.652% due 06/25/2037	221	192

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	18,750	12,934

WaMu Mortgage Pass-Through Certificates
0.782% due 11/25/2045	273	111
0.792% due 12/25/2045	517	214
0.812% due 10/25/2045	1,104	456
0.832% due 01/25/2045	447	180
1.062% due 12/25/2027	8,173	5,778
1.162% due 12/25/2027	3,265	2,318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.333% due 02/25/2047	$4,934	$1,519
2.333% due 03/25/2047	4,231	1,352
2.363% due 01/25/2047	947	348
2.373% due 01/25/2047	2,027	630
2.393% due 04/25/2047	3,013	1,195
2.443% due 12/25/2046	3,704	1,371
2.453% due 12/25/2046	1,881	600
2.633% due 02/25/2046	4,868	1,817
2.633% due 08/25/2046	28,200	9,223
2.833% due 11/25/2042	936	570
3.033% due 06/25/2042	1,247	941
3.033% due 08/25/2042	1,334	901
3.133% due 07/25/2046	528	270
3.133% due 11/25/2046	385	255
3.705% due 02/27/2034	217	173
3.705% due 01/25/2047	533	208
3.955% due 05/25/2046	344	164
3.955% due 08/25/2046	13,235	4,670
3.955% due 09/25/2046	951	368
3.955% due 12/25/2046	2,138	848
4.485% due 09/25/2033	2,559	2,114
4.557% due 09/25/2033	6,600	5,648
5.307% due 01/25/2037	1,414	685
5.414% due 02/25/2037	5,205	2,843
5.485% due 04/25/2037	1,000	509
5.580% due 12/25/2036	903	480
5.588% due 12/25/2036	3,010	1,506
5.653% due 05/25/2037	2,170	1,161
5.695% due 02/25/2037	2,690	1,412
5.845% due 02/25/2037	3,057	1,798
5.930% due 09/25/2036	1,610	933

Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	1,003	374

Washington Mutual MSC Mortgage Pass-Through Certificates
4.773% due 02/25/2031	3	3
5.667% due 02/25/2033	154	124

Wells Fargo Mortgage-Backed Securities Trust
4.161% due 12/25/2034	6,599	5,048
5.593% due 07/25/2036	1,964	1,037

Total Mortgage-Backed Securities (Cost $531,692)		342,486

ASSET-BACKED SECURITIES 5.9%

Aames Mortgage Investment Trust
0.672% due 08/25/2035	80	74

Accredited Mortgage Loan Trust
0.572% due 02/25/2037	701	622

ACE Securities Corp.
0.572% due 12/25/2036	787	691
0.582% due 10/25/2036	97	71
0.602% due 10/25/2036	438	413
0.612% due 06/25/2037	1,485	1,024

Amortizing Residential Collateral Trust
0.812% due 07/25/2032	63	24
1.222% due 10/25/2031	503	291
1.222% due 08/25/2032	432	193

Amresco Residential Securities Mortgage Loan Trust
1.462% due 06/25/2029	99	53

Argent Securities, Inc.
0.572% due 10/25/2036	344	331

Asset-Backed Funding Certificates
0.582% due 10/25/2036	199	193
0.582% due 11/25/2036	3,847	3,548
0.582% due 01/25/2037	4,844	4,122
0.872% due 06/25/2034	1,025	512

Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	116	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.602% due 05/25/2037	$874	$628
0.797% due 09/25/2034	445	299

BA Credit Card Trust
0.756% due 01/15/2013	2,400	2,304
1.136% due 04/15/2013	3,900	3,729

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	646	540
0.592% due 12/25/2036	812	624
0.602% due 10/25/2036	276	238
0.852% due 01/25/2036	77	68
0.922% due 10/27/2032	242	153
0.972% due 03/25/2043	776	723
1.022% due 11/25/2042	116	80
1.182% due 10/25/2032	1,203	692
1.522% due 10/25/2037	4,540	2,933

Brazos Student Finance Corp.
1.230% due 06/01/2023	534	529

Capital Auto Receivables Asset Trust
2.006% due 10/15/2012	3,400	3,122

Carrington Mortgage Loan Trust
0.572% due 01/25/2037	8,451	7,782
0.842% due 10/25/2035	1,332	1,152

Chase Credit Card Master Trust
0.726% due 09/15/2011	18,800	18,757

Chase Funding Mortgage Loan Asset-Backed Certificates
1.162% due 08/25/2032	67	58

CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	41	27

Citigroup Mortgage Loan Trust, Inc.
0.562% due 12/25/2036	1,071	929
0.582% due 01/25/2037	146	142
0.582% due 07/25/2045	1,903	1,352
0.632% due 08/25/2036	947	835
0.632% due 03/25/2037	508	420

Contimortgage Home Equity Trust
1.236% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	3,326	3,139
0.572% due 05/25/2037	12,785	11,594
0.572% due 07/25/2037	1,982	1,691
0.572% due 03/25/2047	213	205
0.572% due 05/25/2047	1,048	951
0.572% due 06/25/2047	485	431
0.582% due 03/25/2037	393	378
0.592% due 06/25/2047	1,272	1,143
0.602% due 06/25/2037	5,723	5,112
0.602% due 10/25/2047	938	829
0.622% due 08/25/2037	11,400	7,185
0.622% due 09/25/2037	979	862
0.622% due 09/25/2047	1,529	1,306
0.632% due 10/25/2046	806	725
0.682% due 02/25/2036	304	285
0.702% due 09/25/2036	1,990	1,385
0.712% due 06/25/2036	1,316	945
1.002% due 12/25/2031	63	33
1.262% due 05/25/2032	239	101
1.382% due 05/25/2033	34	21
4.367% due 10/25/2035	98	98

Countrywide Home Equity Loan Trust
0.696% due 01/15/2037	148	55

Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	777	686
0.612% due 12/25/2037	820	767
0.642% due 07/25/2037	357	277

Delta Funding Home Equity Loan Trust
1.376% due 09/15/2029	34	22

EMC Mortgage Loan Trust
0.892% due 05/25/2040	152	117

See Accompanying Notes	Annual Report	March 31, 2009	89

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Equity One Asset-Backed Securities, Inc.
0.822% due 04/25/2034	$627	$191
1.082% due 11/25/2032	903	493

First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	1,195	1,098
0.572% due 12/25/2036	165	161
0.592% due 12/25/2037	571	523
0.892% due 12/25/2034	79	49

Ford Credit Auto Owner Trust
1.456% due 01/15/2011	3,881	3,845
1.756% due 12/15/2010	1,751	1,741
1.976% due 06/15/2012	4,000	3,740

Fremont Home Loan Trust
0.572% due 10/25/2036	814	739
0.582% due 01/25/2037	1,376	1,171
0.592% due 02/25/2037	236	231

Greenpoint Home Equity Loan Trust
0.916% due 01/15/2030	591	375

GSAMP Trust
0.592% due 09/25/2036	351	329
0.592% due 10/25/2036	97	78
0.592% due 12/25/2036	2,164	1,575
0.622% due 01/25/2047	1,185	1,014
0.812% due 03/25/2034	444	435

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	362	348
0.835% due 01/20/2034	1,762	1,163

Home Equity Asset Trust
0.582% due 05/25/2037	828	658
1.442% due 02/25/2033	1	0

HSBC Asset Loan Obligation
0.582% due 12/25/2036	1,652	1,439

HSI Asset Securitization Corp. Trust
0.582% due 05/25/2037	241	173
0.632% due 03/25/2036	716	704

Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	95	93
0.582% due 04/25/2037	851	805
0.602% due 07/25/2037	839	720
0.652% due 04/25/2047	577	517

Irwin Home Equity Corp.
1.062% due 07/25/2032	306	169

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	329	302
0.562% due 08/25/2036	11	11
0.572% due 07/25/2036	896	828
0.572% due 08/25/2036	372	335
0.572% due 10/25/2036	2,212	1,945
0.582% due 03/25/2047	715	546
0.602% due 03/25/2037	946	799

Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	1,199	852

Lehman XS Trust
0.592% due 05/25/2046	160	156
0.602% due 06/25/2046	209	205
0.602% due 08/25/2046	107	107
0.602% due 11/25/2046	2,058	1,925
0.642% due 11/25/2036	522	503
0.672% due 04/25/2037	4,271	2,571

Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	472	434
0.582% due 10/25/2036	17	16
0.702% due 08/25/2035	31	29
0.802% due 10/25/2034	359	147
1.222% due 03/25/2032	123	93

MASTR Asset-Backed Securities Trust
0.572% due 11/25/2036	810	758
0.572% due 01/25/2037	622	262

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.582% due 11/25/2036	$935	$862
0.602% due 05/25/2037	796	691

MBNA Credit Card Master Note Trust
0.656% due 12/15/2011	2,000	1,986

Merrill Lynch First Franklin Mortgage Loan Trust
0.582% due 07/25/2037	1,859	1,636

Merrill Lynch Mortgage Investors, Inc.
0.582% due 04/25/2037	8	8
0.592% due 08/25/2036	1,327	1,251
0.592% due 07/25/2037	84	76
0.602% due 09/25/2037	32	29
0.642% due 02/25/2037	1,425	1,183

Morgan Stanley ABS Capital I
0.562% due 09/25/2036	27	26
0.562% due 10/25/2036	1,220	1,115
0.562% due 01/25/2037	1,297	1,129
0.572% due 10/25/2036	1,103	964
0.572% due 11/25/2036	2,157	2,018
0.582% due 05/25/2037	3,934	3,166
0.622% due 09/25/2036	125	89
1.322% due 07/25/2037	584	489

Morgan Stanley Home Equity Loan Trust
0.572% due 12/25/2036	963	857

Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	547	500

Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	539	483

New Century Home Equity Loan Trust
0.702% due 05/25/2036	1,322	925
0.782% due 06/25/2035	82	63

Option One Mortgage Loan Trust
0.562% due 02/25/2037	128	125
0.572% due 01/25/2037	1,110	1,042
0.582% due 07/25/2037	1,109	913
1.062% due 06/25/2032	58	30
1.062% due 08/25/2032	257	139

Park Place Securities, Inc.
0.782% due 09/25/2035	617	396

Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	2,075	1,575

Renaissance Home Equity Loan Trust
0.882% due 11/25/2034	572	336
0.962% due 08/25/2033	1,307	768
1.022% due 12/25/2033	711	390

Residential Asset Mortgage Products, Inc.
0.602% due 10/25/2036	61	56
0.622% due 08/25/2046	375	350
1.082% due 06/25/2032	10	7

Residential Asset Securities Corp.
0.582% due 01/25/2037	625	533
0.592% due 11/25/2036	1,940	1,871
0.592% due 02/25/2037	757	666
0.602% due 10/25/2036	230	224
0.632% due 04/25/2037	1,266	1,131
1.022% due 07/25/2032	150	69

Residential Funding Mortgage Securities II, Inc.
0.642% due 05/25/2037	468	450

SACO I, Inc.
0.582% due 05/25/2036	446	266

Salomon Brothers Mortgage Securities VII, Inc.
0.822% due 03/25/2032	77	66

Saxon Asset Securities Trust
0.582% due 10/25/2046	413	397

SBI HELOC Trust
0.692% due 08/25/2036	727	642

Sears Credit Account Master Trust
0.776% due 04/16/2013	700	693

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037		$615	$544
0.572% due 09/25/2036		320	281

SLC Student Loan Trust
1.214% due 02/15/2015		3,116	3,106

SLM Student Loan Trust
1.139% due 04/25/2014		4,449	4,432
1.149% due 10/27/2014		4,018	4,000
1.149% due 10/25/2016		455	455
1.149% due 07/25/2017		1,043	1,041
1.159% due 07/25/2017		2,300	2,184
2.659% due 04/25/2023		51,449	50,564

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		1,582	1,192
0.622% due 10/25/2036		2	2

Specialty Underwriting & Residential Finance
0.567% due 11/25/2037		55	53
0.582% due 01/25/2038		1,010	850
1.202% due 01/25/2034		90	59

Structured Asset Investment Loan Trust
0.572% due 07/25/2036		419	367

Structured Asset Securities Corp.
0.572% due 10/25/2036		5,593	4,898
0.602% due 01/25/2037		705	612
0.622% due 01/25/2037		1,019	667
0.632% due 04/25/2036		333	324
0.812% due 01/25/2033		1,775	900
4.900% due 04/25/2035		3,507	1,869

Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		121	119

WaMu Asset-Backed Certificates
0.572% due 01/25/2037		1,336	1,119

Washington Mutual Asset-Backed Certificates
0.582% due 10/25/2036		531	436

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		193	188
0.622% due 03/25/2037		517	467
0.762% due 10/25/2035		3,091	2,822

Total Asset-Backed Securities (Cost $286,821)			254,370

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%

Atlas Reinsurance PLC
6.928% due 01/10/2010	EUR	2,300	3,039

Autoroutes du Sud de la France
5.625% due 07/04/2022		1,300	1,388

BTM Curacao Holdings NV
1.566% due 11/29/2049	JPY	200,000	1,921

Mizuho Bank Ltd.
1.432% due 12/31/2049		800,000	8,033

Sumitomo Mitsui Banking Corp.
1.484% due 12/31/2049		100,000	1,006
1.488% due 11/26/2049		200,000	2,008
1.570% due 06/29/2049		700,000	6,723

Total Foreign Currency-Denominated Issues (Cost $21,754)			24,118

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		10,000	4,790

Total Convertible Preferred Stocks (Cost $3,950)			4,790

90	PIMCO Funds	See Accompanying Notes

March 31, 2009

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.1%

DG Funding Trust
2.717% due 12/31/2049	328	$3,285

Total Preferred Stocks (Cost $3,489)		3,285

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.7%

CERTIFICATES OF DEPOSIT 3.3%

Bank of Ireland
0.561% due 02/26/2010	$1,200	1,146

Barclays Bank PLC
1.351% due 08/10/2009	9,670	9,650

Calyon Financial, Inc.
1.267% due 06/29/2010	400	394

Governor & Co. of the Bank of Ireland
1.134% due 01/15/2010	31,900	30,657

Nordea Bank Finland PLC
0.521% due 04/09/2009	33,800	33,800

Sao Paolo IMI NY
1.924% due 06/09/2010	8,700	8,699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Svenska Handelsbanken AB
0.541% due 06/19/2009	$4,000	$4,001

Unicredito Italiano NY
1.156% due 05/15/2009	53,500	53,497

		141,844

COMMERCIAL PAPER 0.1%

Federal Home Loan Bank
0.230% due 04/07/2009	2,500	2,500

REPURCHASE AGREEMENTS 1.5%

Fixed Income Clearing Corp.
0.080% due 04/01/2009	8,202	8,202
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $8,368. Repurchase proceeds are $8,202.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	55,800	55,800
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $56,695. Repurchase proceeds are $55,800.)

		64,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.7%
0.132% due 04/29/2009 - 05/15/2009 (c)(e)(f)	$31,470	$31,467

U.S. TREASURY BILLS 3.1%
0.132% due 04/02/2009 - 06/11/2009 (c)(e)(f)	131,475	131,465

Total Short-Term Instruments (Cost $372,496)		371,278

PURCHASED OPTIONS (j) 0.2%
(Cost $5,101)		9,814

Total Investments 146.4% (Cost $6,494,355)		$6,284,164

Written Options (k) (0.0%) (Premiums $142)		(32)

Other Assets and Liabilities (Net) (46.4%)		(1,991,488)

Net Assets 100.0%		$4,292,644

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	The Short-Term Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $154,127 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $1,400 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $234,112 at a weighted average interest rate of 1.362%. On March 31, 2009, securities valued at $6,663 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $12,061 and cash of $9,083 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	315	$4,057
90-Day Eurodollar December Futures	Long	12/2009	7,258	52,079
90-Day Eurodollar December Futures	Long	12/2011	166	63
90-Day Eurodollar June Futures	Long	06/2009	325	2,218
90-Day Eurodollar June Futures	Long	06/2011	1,646	888
90-Day Eurodollar March Futures	Long	03/2011	3,291	1,475
90-Day Eurodollar September Futures	Long	09/2011	184	97
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5,530	16,533

				$77,410

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Diamond Offshore Drilling, Inc.	DUB	(0.230%	)	06/20/2012	0.574%		$3,800	$41	$0	$41
GlobalSantaFe Corp.	DUB	(0.500%	)	06/20/2012	0.569%		3,800	8	0	8
Nabors Industries, Inc.	CITI	(0.480%	)	06/20/2012	2.703%		3,800	251	0	251
Noble Corp.	DUB	(0.510%	)	06/20/2012	0.711%		3,800	23	0	23
UBS Warburg LLC	BCLY	(1.950%	)	03/20/2014	2.290%	EUR	8,100	150	0	150
UBS Warburg LLC	BCLY	(2.250%	)	03/20/2014	2.290%		$9,000	7	0	7
UBS Warburg LLC	CSFB	(2.050%	)	12/20/2013	2.290%	EUR	6,300	77	0	77

								$557	$0	$557

See Accompanying Notes	Annual Report	March 31, 2009	91

Schedule of Investments  Short-Term Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	5.327%	$3,800	$(532)	$0	$(532)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	4.388%	3,800	(429)	0	(429)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	7,000	(672)	0	(672)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	1,300	(126)	0	(126)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	1,300	(194)	0	(194)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	200	(4)	0	(4)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	1,800	(36)	0	(36)
Goldman Sachs Group, Inc.	JPM	0.850%	09/20/2012	2.961%	7,600	(500)	0	(500)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	1.492%	3,800	(140)	0	(140)
Merrill Lynch & Co., Inc.	RBS	0.800%	09/20/2012	6.136%	4,700	(705)	0	(705)
Morgan Stanley	BOA	0.870%	09/20/2012	3.995%	2,800	(264)	0	(264)
Morgan Stanley	JPM	0.800%	09/20/2012	3.995%	10,000	(965)	0	(965)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	3.634%	3,800	(365)	0	(365)
Valero Energy Corp.	BOA	0.320%	06/20/2012	1.877%	3,800	(179)	0	(179)

						$(5,111)	$0	$(5,111)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$10,695	$6	$0	$6
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	681	0	0	0
CDX.IG-11 5-Year Index	DUB	1.500%	12/20/2013	17,600	(635)	(117)	(518)
CDX.IG-11 5-Year Index	MLP	1.500%	12/20/2013	26,000	(939)	(140)	(799)

					$(1,568)	$(257)	$(1,311)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP	EUR	3,400	$73	$7	$66
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	77,900	1,041	32	1,009
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		13,900	381	44	337
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$11,500	(925)	(771)	(154)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	MSC		14,300	(1,150)	(950)	(200)
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		62,900	(5,057)	(4,151)	(906)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		41,400	(7,996)	4	(8,000)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		54,200	(10,469)	(1,758)	(8,711)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		40,600	(9,323)	160	(9,483)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		8,000	(1,837)	(102)	(1,735)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		315,000	(85,805)	3,800	(89,605)
Pay	6-Month AUD Bank Bill	6.500%	01/15/2010	DUB	AUD	40,500	926	(11)	937
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM		10,700	602	51	551
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		54,600	390	458	(68)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	BCLY	GBP	44,100	897	381	516
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBC		12,400	252	107	145
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		85,900	1,748	717	1,031

							$(116,252)	$(1,982)	$(114,270)

92	PIMCO Funds	See Accompanying Notes

March 31, 2009

(j)	Purchased options outstanding on March 31, 2009:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC EUR versus JPY	JPY	148.300	05/20/2010	EUR	8,100	$464	$366
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	1,803
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	443	714
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	443	1,101
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	331	555
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	331	827
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	934
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,432
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	211	112
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	211	465
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	545	281
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	546	1,224

						$5,101	$9,814

(k)	Written options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$ 20,000	$142	$32

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	11,654	$0	$8,112
Sales	451	20,000	217
Closing Buys	0	0	0
Expirations	(12,105)	0	(8,187)
Exercised	0	0	0

Balance at 03/31/2009	0	$20,000	$142

(l)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	04/01/2039	$96,000	$97,560	$99,045

(m)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	7,690	04/2009	$0	$(450)	$(450)
Buy		UBS	3,712	05/2009	0	(26)	(26)
Sell	BRL	DUB	19,446	06/2009	0	(129)	(129)
Buy		HSBC	40,899	06/2009	20	(13)	7
Sell		HSBC	21,453	06/2009	0	(1,100)	(1,100)
Sell	CLP	BCLY	267,804	05/2009	5	0	5
Sell		CITI	63,745	05/2009	2	0	2
Buy		HSBC	63,745	05/2009	12	0	12
Buy		JPM	2,447,604	05/2009	0	(931)	(931)
Sell		JPM	2,179,800	05/2009	766	0	766
Buy		BCLY	267,804	11/2009	0	(6)	(6)
Buy		CITI	63,745	11/2009	0	(2)	(2)
Buy	CNY	BCLY	128,792	07/2009	0	(900)	(900)
Sell		BCLY	471,492	07/2009	0	(3,831)	(3,831)
Buy		DUB	333,126	07/2009	0	(2,250)	(2,250)
Buy		HSBC	73,588	07/2009	0	(543)	(543)
Buy		JPM	39,412	07/2009	0	(343)	(343)
Buy	EUR	HSBC	10,382	04/2009	682	0	682
Buy		RBS	247	04/2009	0	(6)	(6)
Sell	GBP	DUB	7,841	04/2009	116	0	116
Buy		MSC	1,042	04/2009	0	(11)	(11)
Sell		MSC	13,124	04/2009	154	0	154

See Accompanying Notes	Annual Report	March 31, 2009	93

Schedule of Investments Short-Term Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	BNP	1,878,860	05/2009	$4326	$0	$326
Sell		RBS	80,735	05/2009	7	0	7
Sell		MSC	1,878,859	06/2009	300	0	300
Buy	MXN	JPM	343,073	05/2009	0	(1,266)	(1,266)
Buy	PLN	HSBC	83,995	05/2009	0	(13,392)	(13,392)
Sell		HSBC	5,172	05/2009	223	0	223
Sell		JPM	777	05/2009	32	0	32
Sell		MSC	78,047	05/2009	12,602	0	12,602
Sell	RUB	BCLY	190,440	05/2009	1,509	0	1,509
Sell		HSBC	213,367	05/2009	1,052	0	1,052
Sell		JPM	71,199	05/2009	130	0	130
Buy		UBS	491,838	05/2009	0	(5,916)	(5,916)
Sell		UBS	16,832	05/2009	13	0	13
Buy	SGD	CITI	3,123	04/2009	0	(87)	(87)
Buy		DUB	1,992	04/2009	0	(41)	(41)
Buy		HSBC	775	04/2009	0	(20)	(20)
Sell		JPM	9,235	04/2009	82	0	82
Buy		RBS	1,314	04/2009	0	(30)	(30)
Buy		UBS	991	04/2009	0	(19)	(19)
Buy		HSBC	1,186	07/2009	0	(41)	(41)
Buy	ZAR	BCLY	23,786	05/2009	328	0	328
Sell		BCLY	23,786	05/2009	20	0	20
Buy		BCLY	23,786	11/2009	0	(22)	(22)

					$18,381	$(31,375)	$(12,994)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$287,861	$5,995,387	$916	$6,284,164
Short Sales, at value	0	(99,045)	0	(99,045)
Other Financial Instruments ++	77,410	(133,227)	66	(55,751)

Total	$365,271	$5,763,115	$982	$6,129,368

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$4,213	$(358)	$5	$1	$(1,648)	$(1,297)	$916
Other Financial Instruments ++	(159)	0	0	0	231	(6)	66

Total	$4,054	$(358)	$5	$1	$(1,417)	$(1,303)	$982

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

94	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (c) 10.5%

Short-Term Floating NAV Portfolio	2,500,116	$25,014

Total PIMCO Funds (Cost $25,013)		25,014

	PRINCIPAL AMOUNT (000S)
BANK LOAN OBLIGATIONS 0.4%

Sensata Technologies BV
2.934% due 04/27/2013	$2,450	1,058

Total Bank Loan Obligations (Cost $2,452)		1,058

CORPORATE BONDS & NOTES 38.9%

BANKING & FINANCE 24.2%

American Express Credit Corp.
0.677% due 12/02/2010 (e)	500	450

American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	1,100	952

Bank of America Corp.
8.000% due 12/29/2049	6,000	2,406

Bank of America N.A.
1.600% due 06/15/2016	2,300	1,461

Bear Stearns Cos. LLC
1.262% due 10/22/2010 (e)	2,400	2,348
1.366% due 05/18/2010 (e)	4,800	4,729
1.448% due 08/15/2011 (e)	1,300	1,202

Capital One Financial Corp.
1.572% due 09/10/2009 (e)	1,800	1,744

CIT Group, Inc.
1.481% due 02/13/2012 (e)	500	307
12.000% due 12/18/2018 (e)	300	174

Citigroup, Inc.
6.125% due 11/21/2017 (e)	1,100	956

Comerica Bank
0.612% due 06/30/2010	4,100	3,699
1.341% due 05/10/2010 (e)	1,400	1,279

Deutsche Bank AG
1.538% due 02/17/2015	1,700	1,216

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	86
7.375% due 10/28/2009	600	538
7.875% due 06/15/2010	200	165

General Electric Capital Corp.
1.472% due 10/06/2010 (e)	500	458

HSBC Finance Corp.
1.691% due 06/01/2016	3,400	1,860

International Lease Finance Corp.
4.875% due 09/01/2010 (e)	500	365
4.950% due 02/01/2011 (e)	6,000	3,966
5.625% due 09/15/2010 (e)	300	222

JPMorgan Chase & Co.
1.281% due 05/07/2010	2,800	2,742

KeyCorp
0.621% due 05/26/2009 (e)	1,300	1,293

Lehman Brothers Holdings, Inc.
2.911% due 08/21/2009 (a)	1,500	188
2.951% due 05/25/2010 (a)	9,500	1,188
3.011% due 12/23/2010 (a)	2,500	312
3.052% due 11/10/2009 (a)	1,300	162

Marshall & Ilsley Corp.
5.626% due 08/17/2009 (e)	900	876

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Merrill Lynch & Co., Inc.
3.472% due 05/12/2010 (e)	$200	$188

Metropolitan Life Global Funding I
1.278% due 05/17/2010	3,700	3,494

Morgan Stanley
1.184% due 01/15/2010 (e)	1,400	1,347
1.392% due 01/18/2011	3,300	2,980

Residential Capital LLC
4.351% due 05/22/2009	2,300	2,035

Sun Life Financial Global Funding LP
1.619% due 07/06/2011 (e)	1,000	888

VTB Capital S.A.
2.870% due 11/02/2009	3,100	2,957

Wachovia Corp.
1.224% due 10/15/2011 (e)	5,700	5,057
1.514% due 10/28/2015 (e)	2,000	1,333

Wells Fargo & Co.
7.980% due 02/28/2049	300	141

		57,764

INDUSTRIALS 14.0%

BP AMI Leasing, Inc.
1.236% due 06/26/2009	3,900	3,901

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	616

Daimler Finance North America LLC
5.750% due 09/08/2011 (e)	1,400	1,324
7.300% due 01/15/2012	3,000	2,878

Home Depot, Inc.
1.445% due 12/16/2009 (e)	1,300	1,276

Hospira, Inc.
1.712% due 03/30/2010 (e)	2,400	2,239

International Business Machines Corp.
1.764% due 07/28/2011 (e)	4,000	3,944

Pemex Project Funding Master Trust
1.864% due 12/03/2012	3,600	3,051

Reynolds American, Inc.
2.020% due 06/15/2011	2,800	2,522

Rockies Express Pipeline LLC
5.100% due 08/20/2009	2,800	2,801

Time Warner, Inc.
1.461% due 11/13/2009 (e)	3,900	3,828

UnitedHealth Group, Inc.
2.541% due 02/07/2011	5,200	5,008

		33,388

UTILITIES 0.7%

NiSource Finance Corp.
1.821% due 11/23/2009	600	572

Telecom Italia Capital S.A.
1.650% due 02/01/2011	1,300	1,128

		1,700

Total Corporate Bonds & Notes (Cost $116,922)		92,852

U.S. GOVERNMENT AGENCIES 90.4%

Fannie Mae
0.642% due 03/25/2034 (e)	1,089	971
0.922% due 05/25/2031 (e)	2,900	2,809
1.750% due 03/23/2011	33,700	33,940
3.022% due 07/01/2044 (e)	327	324

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.770% due 11/01/2035 (e)	$747	$764
4.007% due 04/01/2018 (e)	46	46
4.469% due 07/01/2028 (e)	37	37
4.483% due 11/01/2028 (e)	54	54
4.498% due 11/01/2028 (e)	60	60
4.507% due 04/01/2028 (e)	35	35
4.525% due 11/01/2027 (e)	40	40
4.731% due 04/01/2035 (e)	5,366	5,474
4.891% due 02/01/2027	5	5
4.997% due 12/01/2023	3	3
5.000% due 02/25/2017 - 04/01/2039	15,122	15,600
5.000% due 12/01/2019 - 06/01/2037 (f)	7,166	7,453
5.000% due 04/01/2020 - 04/01/2037 (e)	17,955	18,663
5.000% due 09/01/2020 (e)(f)	53	55
5.072% due 12/01/2033 (e)	1,108	1,137
5.121% due 12/01/2036 (e)	1,502	1,524
5.149% due 05/01/2022	4	4
5.294% due 09/01/2034 (e)	1,441	1,439
5.500% due 09/01/2033 - 11/01/2038 (e)	38,297	39,817
5.500% due 09/01/2033 - 04/01/2038 (f)	2,329	2,425
5.500% due 03/01/2036 - 04/01/2039	6,063	6,293
5.691% due 08/01/2029 (e)	29	29
6.000% due 01/01/2017 - 10/01/2038 (e)	29,662	31,032
6.000% due 06/01/2017 (f)	708	745
6.000% due 10/01/2033 - 05/01/2039	20,005	20,846
7.000% due 02/01/2015 - 03/01/2015 (e)	784	819
7.500% due 09/01/2015 - 05/01/2016 (e)	591	622
8.000% due 03/01/2030 - 07/01/2031	44	48
8.000% due 05/01/2030 (e)	36	39
8.000% due 04/01/2031 (f)	57	62

Freddie Mac
0.906% due 12/15/2030 (e)	983	972
0.956% due 06/15/2018 (e)	363	357
3.023% due 02/25/2045 (e)	1,607	1,381
4.501% due 12/01/2022 (e)	34	35
4.697% due 06/01/2035 (e)	3,873	3,911
4.742% due 07/01/2019 (e)	433	443
4.881% due 06/01/2022	15	15
5.000% due 07/15/2024 (e)	2,048	2,086
5.500% due 08/15/2030	17	17
5.500% due 10/01/2038 (e)	2,785	2,894
6.000% due 03/01/2016 - 01/01/2029	61	64
6.000% due 03/01/2016 - 08/01/2038 (e)	4,763	5,003
6.000% due 07/01/2033 - 10/01/2033 (f)	245	257
6.500% due 10/25/2043	1,979	2,073
8.500% due 04/01/2025 - 06/01/2025	23	26

Ginnie Mae
0.945% due 09/20/2030	3	3
4.125% due 12/20/2022 - 12/20/2027 (e)	350	352
4.625% due 07/20/2018 - 07/20/2027 (e)	1,594	1,606
4.625% due 08/20/2024 - 08/20/2026	20	20
5.375% due 02/20/2026 - 01/20/2028 (e)	718	732
5.375% due 06/20/2027 - 02/20/2028	35	36

See Accompanying Notes	Annual Report	March 31, 2009	95

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 04/20/2030 (f)	$161	$175

Total U.S. Government Agencies (Cost $211,648)		215,672

MORTGAGE-BACKED SECURITIES 12.2%

Bank Mart
4.567% due 03/01/2019 (j)	518	414

Bear Stearns Adjustable Rate Mortgage Trust
5.031% due 04/25/2033	539	456
5.108% due 11/25/2034	2,254	2,161
5.206% due 01/25/2034	1,494	1,013
5.320% due 02/25/2033	88	77
5.583% due 01/25/2034	82	72

Bear Stearns Alt-A Trust
5.491% due 09/25/2035	533	264

Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	1,752	1,109
5.733% due 12/26/2046	989	570

Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	21	17

Citigroup Mortgage Loan Trust, Inc.
4.222% due 12/25/2035	1,350	1,037

Countrywide Alternative Loan Trust
0.702% due 05/25/2047	1,489	485
6.000% due 10/25/2033	968	935

CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	381	289
4.510% due 06/25/2032	34	24
5.329% due 06/25/2032	10	8

Fund America Investors Corp. II
4.572% due 06/25/2023	11	10

Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	1,281	1,027
0.792% due 11/25/2045	606	277

GSR Mortgage Loan Trust
0.872% due 01/25/2034	291	222

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	3,660	1,302

Impac CMB Trust
1.282% due 10/25/2033	66	45
1.522% due 07/25/2033	1,337	972

Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	544	372

Indymac Index Mortgage Loan Trust
0.612% due 11/25/2046	785	724

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	198	147

Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	718	398

Morgan Stanley Capital I
0.617% due 10/15/2020	538	397

Prime Mortgage Trust
0.922% due 02/25/2019	99	95
0.922% due 02/25/2034	587	476

Resecuritization Mortgage Trust
0.771% due 04/26/2021	1	1

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	432	391

Salomon Brothers Mortgage Securities VII, Inc.
5.107% due 12/25/2030	545	491

Structured Asset Mortgage Investments, Inc.
0.802% due 02/25/2036	828	318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
0.806% due 07/19/2035	$1,504	$983
9.435% due 06/25/2029	667	724

Wachovia Bank Commercial Mortgage Trust
0.636% due 06/15/2020	2,398	1,656
0.646% due 09/15/2021	5,120	3,532

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	840	348
0.812% due 10/25/2045	469	193
2.633% due 02/25/2046	4,394	1,640
2.833% due 11/25/2042	196	120
3.033% due 06/25/2042	719	542
3.705% due 02/27/2034	1,749	1,398

Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035	1,992	1,364

Total Mortgage-Backed Securities (Cost $44,998)		29,096

ASSET-BACKED SECURITIES 8.6%

AFC Home Equity Loan Trust
1.072% due 06/25/2028	342	145

Bear Stearns Asset-Backed Securities Trust
0.612% due 06/25/2047	672	534

Chase Funding Mortgage Loan Asset-Backed Certificates
1.262% due 10/25/2032	229	192

Chase Issuance Trust
2.820% due 09/15/2015	5,200	4,764

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037	5,964	4,753
0.582% due 07/25/2045	6,598	4,689

CS First Boston Mortgage Securities Corp.
1.142% due 01/25/2032	290	138

First NLC Trust
0.592% due 08/25/2037	3,297	2,081

HFC Home Equity Loan Asset-Backed Certificates
0.815% due 01/20/2035	1,615	1,118

HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	428	249

JPMorgan Mortgage Acquisition Corp.
0.542% due 11/25/2036	141	130
0.582% due 03/25/2047	1,319	1,007

Long Beach Mortgage Loan Trust
0.802% due 10/25/2034	50	20

Morgan Stanley ABS Capital I
0.562% due 10/25/2036	305	279

Saxon Asset Securities Trust
0.582% due 10/25/2046	177	170

Wells Fargo Home Equity Trust
0.572% due 01/25/2037	149	145

Total Asset-Backed Securities (Cost $26,744)		20,414

SOVEREIGN ISSUES 6.0%

Export-Import Bank of Korea
1.351% due 06/01/2009	2,400	2,396
1.478% due 11/16/2010	5,900	5,826
8.125% due 01/21/2014	3,100	3,209

Hydro Quebec
1.875% due 09/29/2049	1,200	876

Korea Development Bank
1.531% due 11/22/2012	2,200	1,994

Total Sovereign Issues (Cost $14,622)		14,301

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%

American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	$472

ASB Finance Ltd.
2.025% due 02/13/2012	EUR	2,400	2,904

SLM Corp.
1.850% due 12/15/2010		2,500	2,063

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	951

Wachovia Corp.
2.125% due 02/13/2014	EUR	700	750

Total Foreign Currency-Denominated Issues (Cost $7,825)			7,140

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.0%

American International Group, Inc.
8.500% due 08/01/2011		109,100	589

Wells Fargo & Co.
7.500% due 12/31/2049		3,500	1,676

Total Convertible Preferred Stocks (Cost $3,275)			2,265

PREFERRED STOCKS 3.8%

DG Funding Trust
2.717% due 12/31/2049		913	9,144

Total Preferred Stocks (Cost $9,564)			9,144

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.9%

REPURCHASE AGREEMENTS 0.7%

Fixed Income Clearing Corp.
0.080% due 04/01/2009		$1,737	1,737

(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 4.250% due 01/15/2011 valued at $1,774. Repurchase proceeds are $1,737.)

U.S. CASH MANAGEMENT BILLS 0.5%
0.220% due 04/29/2009 (d)		1,140	1,140

U.S. TREASURY BILLS 11.7%
0.112% due 04/02/2009 - 06/11/2009 (b)(d)		27,840	27,837

Total Short-Term Instruments (Cost $30,715)			30,714

PURCHASED OPTIONS (h) 0.4%
(Cost $217)			898

Total Investments 188.1% (Cost $493,995)			$448,568

Written Options (i) (0.0%) (Premiums $96)			(35)

Other Assets and Liabilities (Net) (88.1%)			(210,062)

Net Assets 100.0%			$238,471

96	PIMCO Funds	See Accompanying Notes

March 31, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	The StocksPLUS® Fund is investing in shares of affiliated Funds.
(d)	Securities with an aggregate market value of $25,857 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(e)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $140,797 at a weighted average interest rate of 2.070%. On March 31, 2009, securities valued at $172,012 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $11,128 and cash of $9,365 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	62	$340
90-Day Eurodollar June Futures	Long	06/2009	203	1,095
90-Day Eurodollar March Futures	Long	03/2010	40	234
90-Day Eurodollar September Futures	Long	09/2009	99	584
E-mini S&P 500 Index June Futures	Long	06/2009	1,386	4,633
S&P 500 Index June Futures	Short	06/2009	50	(512)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	89
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	219	2,000
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	239

				$8,702

(g)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	$1,400	$24	$0	$24

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	1.950%	03/20/2013	6.636%	$1,600	$(229)	$0	$(229)
American Express Co.	CITI	4.250%	12/20/2013	6.375%	800	(59)	0	(59)
American Express Co.	DUB	2.060%	03/20/2013	6.636%	800	(112)	0	(112)
American International Group, Inc.	BOA	0.910%	12/20/2012	23.398%	600	(265)	0	(265)
American International Group, Inc.	BOA	0.930%	12/20/2012	23.398%	1,000	(441)	0	(441)
American International Group, Inc.	RBS	0.780%	12/20/2012	23.398%	600	(266)	0	(266)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	3.844%	600	(58)	0	(58)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	3.844%	1,500	(153)	0	(153)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	3.844%	1,800	(179)	0	(179)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	3.844%	1,500	(152)	0	(152)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	1,300	(57)	0	(57)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	1,100	(215)	(275)	60
CIT Group, Inc.	JPM	5.750%	03/20/2013	12.341%	1,500	(252)	0	(252)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	1,600	(51)	(63)	12
General Electric Capital Corp.	BNP	0.770%	03/20/2013	7.751%	1,400	(290)	0	(290)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	7.440%	2,800	(264)	0	(264)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	600	(55)	0	(55)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	700	(80)	0	(80)
General Electric Capital Corp.	CITI	4.200%	12/20/2013	7.440%	1,300	(140)	0	(140)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	800	(83)	0	(83)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	7.440%	900	(96)	0	(96)
General Electric Capital Corp.	MSC	0.750%	03/20/2013	7.751%	2,300	(477)	0	(477)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	1,800	(1,465)	0	(1,465)
General Motors Corp.	DUB	5.000%	09/20/2009	164.218%	3,800	(1,975)	0	(1,975)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	1,400	(1,139)	0	(1,139)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	1,000	(814)	0	(814)
GMAC LLC	MLP	1.850%	09/20/2009	27.916%	1,000	(115)	0	(115)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	1,400	(163)	0	(163)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	1,000	(10)	0	(10)
MBIA, Inc.	BOA	2.800%	12/20/2012	34.161%	600	(318)	0	(318)
MBIA, Inc.	DUB	3.400%	12/20/2012	54.559%	600	(391)	0	(391)
MetLife, Inc.	JPM	1.700%	03/20/2013	8.943%	1,000	(208)	0	(208)
Mexico Government International Bond	BCLY	0.390%	01/20/2012	3.586%	5,000	(414)	0	(414)
Mexico Government International Bond	JPM	3.030%	12/20/2009	2.497%	1,000	13	0	13
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	3.650%	1,400	(186)	0	(186)

See Accompanying Notes	Annual Report	March 31, 2009	97

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	10.746%	$1,500	$(364)	$0	$(364)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	10.746%	900	(217)	0	(217)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	10.746%	2,500	(596)	0	(596)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	10.746%	1,600	(364)	0	(364)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	10.746%	600	(144)	0	(144)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	10.746%	600	(137)	0	(137)
SLM Corp.	BOA	2.860%	12/20/2012	27.753%	1,400	(557)	0	(557)
SLM Corp.	BOA	5.025%	03/20/2013	27.118%	1,300	(475)	0	(475)
SLM Corp.	JPM	4.550%	03/20/2010	42.889%	600	(161)	0	(161)
SLM Corp.	JPM	4.930%	03/20/2013	27.118%	1,500	(550)	0	(550)
SLM Corp.	MLP	4.600%	03/20/2010	42.889%	800	(215)	0	(215)
Wachovia Corp.	RBS	1.700%	03/20/2013	3.028%	500	(23)	0	(23)

						$(14,962)	$(338)	$(14,624)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,877	$(602)	$0	$(602)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,170	(143)	0	(143)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,889	2	0	2
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	(2)	0	(2)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	(5)	0	(5)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	(6)	0	(6)

					$(756)	$0	$(756)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$107	$0	$107
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	53	0	53
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,200	25	1	24
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		700	15	0	15
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	6	0	6
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	(5)	0	(5)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	(1)	0	(1)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	0	0	0
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	26	3	23
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	26	2	24
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(16)	(33)	17
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	10	1	9
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$33,900	1,114	(333)	1,447
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		58,700	1,929	(174)	2,103
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		1,500	56	(128)	184
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CSFB		3,200	119	(60)	179
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		600	22	(7)	29
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB	GBP	19,700	238	(377)	615
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	82	(17)	99
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		100	13	0	13
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$5,900	(977)	(829)	(148)

							$2,842	$(1,951)	$4,793

98	PIMCO Funds	See Accompanying Notes

March 31, 2009

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	S&P 500 Index	44,836	3-Month USD-LIBOR less 0.300%	$57,971	09/30/2009	MLP	$0
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less 0.070%	139,681	01/29/2010	MLP	(8,038)

							$(8,038)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,300	$14	$49
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	11
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	12	45
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	13,800	133	572
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,600	27	98
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	28	123

							$217	$898

(i)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME 90-Day Eurodollar June Futures	$98.500	06/15/2009	10	$4	$1
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	113	35	25

				$39	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	$1,000	$7	$1
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	5	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	1,000	5	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	1,000	7	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	2
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009	500	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	8	1

							$57	$9

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2008	0	$79,600	$2,119
Sales	7,940	15,300	4,126
Closing Buys	(3,784)	(84,400)	(4,353)
Expirations	(3,254)	0	(1,391)
Exercised	(779)	0	(405)

Balance at 03/31/2009	123	$10,500	$96

(j)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$519	$414	0.07%

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2039	$10,000	$10,266	$10,380

See Accompanying Notes	Annual Report	March 31, 2009	99

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	349	04/2009	$0	$(2)	$(2)
Sell		BCLY	349	04/2009	0	(1)	(1)
Buy		HSBC	350	04/2009	0	(2)	(2)
Sell		HSBC	350	04/2009	0	(1)	(1)
Sell	BRL	HSBC	194	04/2009	3	0	3
Buy		JPM	259	04/2009	0	(3)	(3)
Sell		JPM	65	04/2009	1	0	1
Sell		BCLY	48	06/2009	0	0	0
Buy		HSBC	194	06/2009	0	(3)	(3)
Sell		HSBC	24	06/2009	0	0	0
Buy		JPM	65	06/2009	0	(1)	(1)
Buy		RBS	99	06/2009	1	0	1
Sell		RBS	99	06/2009	0	(1)	(1)
Buy		UBS	249	06/2009	0	0	0
Buy	CAD	JPM	139	04/2009	0	(3)	(3)
Buy	CNY	BCLY	4,705	07/2009	0	(37)	(37)
Sell		BCLY	26,255	07/2009	0	(47)	(47)
Sell		CITI	80	07/2009	0	(1)	(1)
Buy		DUB	14,422	07/2009	0	(115)	(115)
Sell		DUB	79	07/2009	0	(1)	(1)
Buy		HSBC	15,688	07/2009	32	(36)	(4)
Sell		HSBC	1,140	07/2009	0	(4)	(4)
Buy		JPM	2,711	07/2009	0	(24)	(24)
Sell		JPM	9,973	07/2009	0	(33)	(33)
Buy		BCLY	1,917	09/2009	4	0	4
Sell		BCLY	5,860	09/2009	0	(21)	(21)
Buy		CITI	1,249	09/2009	3	0	3
Sell		CITI	6,009	09/2009	0	(21)	(21)
Buy		DUB	5,543	09/2009	13	0	13
Buy		HSBC	2,496	09/2009	6	0	6
Sell		HSBC	147	09/2009	0	(1)	(1)
Buy		JPM	1,035	09/2009	2	0	2
Sell		JPM	224	09/2009	0	(1)	(1)
Buy		BCLY	382	03/2010	0	0	0
Buy		HSBC	382	03/2010	0	0	0
Buy		JPM	2,333	03/2010	0	(2)	(2)
Buy	EUR	BCLY	1,545	04/2009	0	(41)	(41)
Sell		HSBC	7,405	04/2009	0	(487)	(487)
Buy	GBP	BCLY	120	04/2009	0	(2)	(2)
Buy		CITI	369	04/2009	0	(14)	(14)
Buy		DUB	406	04/2009	0	(8)	(8)
Sell		DUB	1,279	04/2009	19	0	19
Buy		GSC	203	04/2009	0	(4)	(4)
Buy		MSC	403	04/2009	0	(14)	(14)
Sell		MSC	2,140	04/2009	25	0	25
Buy		UBS	364	04/2009	0	(15)	(15)
Buy	INR	BCLY	23,188	04/2009	0	(8)	(8)
Sell		BCLY	5,374	04/2009	0	(4)	(4)
Buy		BOA	15,246	04/2009	0	0	0
Buy		CITI	13,000	04/2009	0	(4)	(4)
Buy		DUB	13,104	04/2009	0	(2)	(2)
Sell		DUB	4,699	04/2009	0	(3)	(3)
Buy		HSBC	19,006	04/2009	0	(5)	(5)
Sell		JPM	73,471	04/2009	20	(11)	9
Sell	JPY	BNP	50,425	05/2009	9	0	9
Buy		RBS	10,212	05/2009	0	0	0
Sell		MSC	50,425	06/2009	8	0	8
Buy	KWD	HSBC	53	04/2009	0	(21)	(21)
Sell		HSBC	53	04/2009	5	0	5
Buy	MYR	BCLY	595	04/2009	0	(7)	(7)
Sell		BCLY	976	04/2009	0	(1)	(1)
Buy		BOA	491	04/2009	0	(5)	(5)
Buy		CITI	984	04/2009	0	(10)	(10)
Sell		CITI	477	04/2009	0	(1)	(1)
Buy		HSBC	1,141	04/2009	0	(7)	(7)
Sell		JPM	1,758	04/2009	0	(4)	(4)
Buy	NZD	JPM	9,740	04/2009	9	0	9
Buy	PHP	BCLY	1,502	05/2009	0	0	0
Buy		CITI	36,750	05/2009	2	(4)	(2)
Sell		DUB	49,406	05/2009	0	(78)	(78)
Buy		JPM	11,155	05/2009	0	0	0
Buy	RUB	JPM	38,409	05/2009	0	(484)	(484)

100	PIMCO Funds	See Accompanying Notes

March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	RUB	UBS	38,409	05/2009	$462	$0	$462
Buy	SAR	HSBC	359	04/2009	0	(1)	(1)
Sell		HSBC	359	04/2009	0	(1)	(1)
Buy		JPM	358	04/2009	0	(1)	(1)
Sell		JPM	358	04/2009	0	(1)	(1)
Sell	SGD	BCLY	307	04/2009	1	0	1
Buy		CITI	1,708	04/2009	0	(47)	(47)
Sell		CITI	300	04/2009	1	0	1
Buy		DUB	1,251	04/2009	0	(28)	(28)
Buy		HSBC	995	04/2009	1	(20)	(19)
Sell		HSBC	4,148	04/2009	57	0	57
Sell		JPM	161	04/2009	0	0	0
Buy		RBS	547	04/2009	0	(13)	(13)
Buy		UBS	414	04/2009	0	(8)	(8)
Buy		HSBC	492	07/2009	0	(17)	(17)
Sell		HSBC	492	07/2009	0	0	0

					$684	$(1,742)	$(1,058)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$27,279	$419,924	$1,365	$448,568
Short Sales, at value	0	(10,380)	0	(10,380)
Other Financial Instruments ++	8,702	(19,869)	175	(10,992)

Total	$35,981	$389,675	$1,540	$427,196

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$5,181	$(3,858)	$91	$0	$(49)	$0	$1,365
Other Financial Instruments ++	(860)	0	0	0	321	714	175

Total	$4,321	$(3,858)	$91	$0	$272	$714	$1,540

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	101

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
PIMCO FUNDS (h)
Total PIMCO Funds (l) (Cost $1,031,743)		$1,031,743	0.7%
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (l) (Cost $639,670)		364,173	0.3%
CORPORATE BONDS & NOTES

BANKING & FINANCE

Bear Stearns Cos. LLC
1.262% - 7.625% due 07/16/2009 - 02/01/2018	$1,476,959	1,463,414	1.0%

Citigroup, Inc.
1.262% - 7.250% due 06/09/2009 - 08/25/2036	2,457,605	2,161,298	1.5%

Goldman Sachs Group, Inc.
0.613% - 7.500% due 06/23/2009 - 10/01/2037	1,962,298	1,736,905	1.2%

Merrill Lynch & Co., Inc.
0.611% - 7.750% due 05/08/2009 - 05/14/2038	2,307,293	1,957,784	1.3%

Other Banking & Finance (a)(l)(m)		19,420,953	13.4%

Total Banking & Finance		26,740,354	18.4%

INDUSTRIALS
Total Industrials (a)(c)(l)(r)		7,699,880	5.3%
UTILITIES
Total Utilities (l)		2,726,775	1.9%

Total Corporate Bonds & Notes (Cost $42,8483,268)		37,167,009	25.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (c)(f)(l)(r) (Cost $4,079,393)		3,889,535	2.7%
U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 06/01/2035	1,250,614	1,293,307	0.9%
5.000% due 08/01/2035	815,450	843,163	0.6%
5.000% due 10/01/2035	1,336,912	1,382,346	1.0%
5.000% due 03/01/2036	1,320,142	1,365,003	0.9%
5.000% due 03/01/2036 (m)	1,670,775	1,727,555	1.2%
5.000% due 04/01/2039	8,299,107	8,562,350	5.9%
5.000% due 05/01/2039	815,000	838,558	0.6%
5.500% due 05/01/2034	38,954	40,565	0.0%
5.500% due 05/01/2034 (m)	1,487,877	1,550,995	1.1%
5.500% due 09/01/2034	867,442	903,157	0.6%
5.500% due 11/01/2034	938,168	976,795	0.7%
5.500% due 01/01/2035	768,879	800,533	0.5%
5.500% due 02/01/2035	481,706	501,530	0.3%
5.500% due 02/01/2035 (k)	252,613	263,330	0.2%
5.500% due 07/01/2036	3,845	3,995	0.0%
5.500% due 07/01/2036 (m)	1,887,817	1,965,542	1.4%
5.500% due 08/01/2037	223,976	232,873	0.2%
5.500% due 08/01/2037 (m)	8,048,045	8,375,880	5.8%
5.500% due 08/01/2037 (n)	1,388,642	1,444,513	1.0%
5.500% due 01/01/2038	915,899	951,696	0.7%
5.500% due 02/01/2038	770,709	800,855	0.5%
5.500% due 02/01/2038 (n)	1,438,565	1,495,096	1.0%
5.500% due 03/01/2038	647,477	672,784	0.5%
5.500% due 06/01/2038	826,276	858,594	0.6%
5.500% due 06/01/2038 (m)	2,863,747	2,975,675	2.1%
5.500% due 06/01/2038 (m)(n)	7,933,843	8,245,618	5.6%
5.500% due 07/01/2038	800,971	832,277	0.6%
5.500% due 09/01/2038	737,699	766,531	0.5%
5.500% due 09/01/2038 (n)	1,014,809	1,054,473	0.7%
5.500% due 04/01/2039	13,243,660	13,746,509	9.5%
5.500% due 05/01/2039	1,261,040	1,305,768	0.9%
6.000% due 09/01/2036	808,343	845,910	0.6%

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
6.000% due 10/01/2036	$761,161	$796,523	0.5%
6.000% due 11/01/2036	596,815	624,541	0.4%
6.000% due 04/01/2037	773,174	808,632	0.6%
6.000% due 05/01/2037	667,197	697,820	0.5%
6.000% due 06/01/2037	743,960	778,040	0.5%
6.000% due 07/01/2037	819,806	857,338	0.6%
6.000% due 08/01/2037	907,553	949,108	0.7%
6.000% due 09/01/2037	2,916,519	3,050,019	2.1%
6.000% due 10/01/2037	602,679	630,267	0.4%
6.000% due 09/01/2038	578,187	604,653	0.4%
6.000% due 10/01/2038	174,035	182,001	0.1%
6.000% due 10/01/2038 (m)	2,175,187	2,274,754	1.6%
6.000% due 04/01/2039	8,645,691	9,030,699	6.2%
6.000% due 05/01/2039	5,362,062	5,587,435	3.9%
0.000% - 1000.000% due 04/01/2009 - 01/25/2048 (b)(d)(n)	22,329,922	23,206,790	16.0%

Freddie Mac
5.500% due 08/01/2037	604,966	628,532	0.4%
5.500% due 01/01/2038	857,389	890,744	0.6%
5.500% due 02/01/2038 (m)	2,800,594	2,909,533	2.0%
5.500% due 04/01/2038	745,393	774,387	0.5%
5.500% due 06/01/2038 (m)	893,982	928,757	0.6%
5.500% due 04/01/2039	1,786,500	1,853,772	1.3%
6.000% due 04/01/2039	1,260,100	1,317,395	0.9%
0.562% -1007.500% due 07/01/2009 - 02/25/2045 (b)(d)	4,025,957	4,130,780	2.8%

Ginnie Mae
0.945% - 17.000% due 04/15/2009 - 3/15/2041 (n)	1,519,720	1,588,240	1.1%

Other U.S. Government Agencies (l)		437,783	0.3%

Total U.S. Government Agencies (Cost $129,364,392)		133,162,319	91.7%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (g)
2.125% due 01/15/2019 (m)	983,300	1,050,902	0.7%
2.500% due 01/15/2029	585,929	636,831	0.5%
1.625% - 3.875% due 01/15/2012 - 4/15/2029 (m)	2,033,533	2,110,774	1.5%

U.S. Treasury Bonds
3.500% due 02/15/2039	940,000	931,778	0.6%

U.S. Treasury Notes
2.375% due 03/31/2016	1,000,000	1,007,422	0.7%

Other U.S. Treasury Obligations (l)		329,123	0.2%

Total U.S. Treasury Obligations (Cost $5,780,646)		6,066,830	4.2%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (b)(l)(r) (Cost $6,999,871)		4,979,455	3.4%
ASSET-BACKED SECURITIES

SLM Student Loan Trust
2.659% due 04/25/2023	1,311,430	1,288,876	0.9%
1.139% - 2.859% due 07/25/2013 - 12/15/2033	293,600	275,856	0.2%

Other Asset-Backed Securities (l)(r)		2,117,172	1.4%

Total Asset-Backed Securities (Cost $3,920,309)		3,681,904	2.5%

SOVEREIGN ISSUES
Total Sovereign Issues (l) (Cost $344,814)		343,839	0.2%

102	PIMCO Funds	See Accompanying Notes

March 31, 2009

		PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
FOREIGN CURRENCY-DENOMINATED ISSUES

Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	$19,569	0.0%
1.806% - 2.703% due 10/20/2009 - 9/26/2013	EUR	66,225	78,029	0.1%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	6,880,160	2,853,563	2.0%

Citigroup, Inc.
1.698% - 4.250% due 6/28/2013 - 2/25/2030	EUR	93,500	62,157	0.0%

Goldman Sachs Group, Inc.
2.238% - 6.375% due 02/04/2013 - 05/02/2018		84,700	86,436	0.1%

Merrill Lynch & Co., Inc.
1.934% - 2.820% due 02/08/2010 - 07/22/2014		25,500	28,945	0.0%

Other Foreign Currency-Denominated Issues (a)(l)(r)			1,026,901	0.7%

Total Foreign Currency-Denominated Issues (Cost $5,418,180)			4,155,600	2.9%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit (l)			516,471	0.4%
COMMERCIAL PAPER

Fannie Mae
1.191% - 1.200% due 05/11/2009 - 05/27/2009		$9,800	9,797	0.0%

Freddie Mac
0.230% - 0.685% due 04/6/2009 - 09/21/2009		27,900	27,865	0.0%

Other Commercial Paper (l)			1,401	0.0%

Total Commercial Paper			39,063	0.0%

REPURCHASE AGREEMENTS

Barclays Capital, Inc.
0.160% due 04/01/2009		9,000	9,000	0.0%
(Dated 03/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $9,184. Repurchase proceeds are $9,000.)

0.200% due 04/02/2009		5,500	5,500	0.0%
(Dated 04/01/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $5,605. Repurchase proceeds are $5,500.)

Fixed Income Clearing Corp.
0.080% due 04/01/2009		138,672	138,672	0.1%
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 3.625% - 4.875% due 06/30/2012 - 05/15/2013 valued at $141,451. Repurchase proceeds are $138,672.)
0.100% due 04/01/2009		100,000	100,000	0.1%

(Dated 03/31/2009. Collateralized by Fannie Mae 5.500% - 5.750% due 09/18/2017 - 07/14/2028 valued at $88,237 and Freddie Mac 6.750% due 03/15/2031 valued at $13,765. Repurchase proceeds are $100,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS

Goldman Sachs & Co.
0.170% due 04/01/2009	$15,400	$15,400	0.0%
(Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 12/01/2019 valued at $15,491. Repurchase proceeds are $15,400.)

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009	790,976	790,976	0.5%
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $805,072. Repurchase proceeds are $790,979.)
0.190% due 04/01/2009	14,062	14,062	0.0%
(Dated 03/31/2009. Collateralized by Fannie Mae 3.875% due 07/12/2013 valued at $6,032 and Freddie Mac 2.375% - 4.875% due 05/28/2010 - 11/17/2015 valued at $8,341. Repurchase proceeds are $14,063.)
0.200% due 04/02/2009	41,612	41,612	0.0%
(Dated 04/01/2009. Collateralized by U.S. Treasury Bills 0.596% due 11/19/2009 valued at $42,060. Repurchase proceeds are $41,613.)
0.210% due 04/02/2009	97,600	97,600	0.1%
(Dated 04/01/2009. Collateralized by Fannie Mae 0.000% due 12/31/2009 valued at $9,817 and Freddie Mac 0.750% due 02/08/2010 valued at $89,922. Repurchase proceeds are $97,601.)
0.230% due 04/01/2009	136,700	136,700	0.1%
(Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $138,034. Repurchase proceeds are $136,701.)

Total Repurchase Agreements		1,349,522	0.9%

U.S. CASH MANAGEMENT BILLS

U.S. Cash Management Bills
0.980% due 05/15/2009 (j)	14,660	14,659	0.0%

Total U.S. Cash Management Bills		14,659	0.0%

U.S. TREASURY BILLS

U.S. Treasury Bills
0.005% - 0.258% due 04/02/2009 - 6/11/2009 (e)(i)(j)	955,375	955,332	0.7%

Total U.S. Treasury Bills		955,332	0.7%

Total Short-Term Instruments (Cost $2,876,741)		2,875,047	2.0%

PURCHASED OPTIONS (p)
(Cost $336,724)		1,257,519	0.9%

Total Investments (Cost $203,675,751)		$198,974,973	137.1%

Written Options (q) (Premiums $77,500)		(19,657)	(0.0%)

Other Assets and Liabilities (Net)		(53,813,687)	(37.1%)

Net Assets		$145,141,629	100.0%

See Accompanying Notes	Annual Report	March 31, 2009	103

Summary Schedule of Investments  Total Return Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains securities in default.
(b)	The grouping contains Interest only securities.
(c)	The grouping contains when-issued securities.
(d)	The grouping contains Principal only securities.
(e)	Coupon represents a weighted average rate.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	The Total Return Fund is investing in shares of affiliated Funds.
(i)	Securities with an aggregate market value of $7,380 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(j)	Securities with an aggregate market value of $907,222 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(k)	Securities with an aggregate market value of $141,449 and cash of $346,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(l)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2009.
(m)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $13,476,147 at a weighted average interest rate of 1.759%. On March 31, 2009, securities valued at $12,670,380 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $269,231 and cash of $389,125 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	5,000	$1,428
90-Day Euribor June Futures	Long	06/2009	4,202	57,289
90-Day Euribor June Futures	Long	06/2010	721	370
90-Day Euribor March Futures	Long	03/2010	5,000	1,951
90-Day Euribor March Futures	Long	03/2011	154	100
90-Day Euribor September Futures	Long	09/2010	1,444	788
90-Day Eurodollar December Futures	Long	12/2009	43,109	241,111
90-Day Eurodollar June Futures	Long	06/2009	102,401	553,344
90-Day Eurodollar June Futures	Long	06/2010	1,599	10,198
90-Day Eurodollar March Futures	Long	03/2010	33,400	200,274
90-Day Eurodollar September Futures	Long	09/2009	59,603	330,417
90-Day Eurodollar September Futures	Long	09/2010	1,386	9,008
U.S. Treasury 5-Year Note June Futures	Long	06/2009	4,200	6,699
U.S. Treasury 10-Year Note June Futures	Long	06/2009	10,274	32,478
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	12,779
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	300,928

				$1,761,391

(o)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%	)	12/20/2016	1.569%	$10,000	$674	$0	$674
ABX Financing Co.	MSC	(0.640%	)	12/20/2016	1.569%	2,300	138	169	(31)
Ace INA Holdings, Inc.	BOA	(0.400%	)	06/20/2014	1.250%	2,100	85	97	(12)
Ace INA Holdings, Inc.	DUB	(0.390%	)	06/20/2014	1.250%	1,300	53	47	6
Aetna, Inc.	DUB	(0.983%	)	09/20/2018	1.270%	12,000	265	0	265
Aetna, Inc.	JPM	(0.850%	)	06/20/2016	1.270%	15,000	392	152	240
Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	1.879%	7,836	54	0	54
Alcoa, Inc.	BCLY	(1.160%	)	09/20/2013	8.028%	17,800	3,945	355	3,590
Alcoa, Inc.	BOA	(0.560%	)	03/20/2017	7.032%	3,000	911	457	454
Alcoa, Inc.	BOA	(1.290%	)	09/20/2018	6.866%	20,000	5,742	0	5,742
Alcoa, Inc.	CITI	(1.300%	)	09/20/2018	6.866%	10,000	2,866	0	2,866
Alcoa, Inc.	DUB	(1.450%	)	09/20/2013	8.028%	25,000	5,303	0	5,303
Alcoa, Inc.	GSC	(1.320%	)	09/20/2018	6.866%	2,200	629	424	205
Alcoa, Inc.	UBS	(1.190%	)	09/20/2013	8.028%	2,200	486	272	214
Altria Group, Inc.	BCLY	(1.450%	)	12/20/2013	1.054%	10,000	(179)	0	(179)
Altria Group, Inc.	BCLY	(1.170%	)	12/20/2018	1.126%	5,000	(20)	0	(20)
Altria Group, Inc.	BOA	(1.550%	)	12/20/2018	1.126%	6,000	(214)	0	(214)
Altria Group, Inc.	GSC	(1.470%	)	12/20/2013	1.054%	20,000	(377)	0	(377)
Altria Group, Inc.	MSC	(1.470%	)	12/20/2013	1.054%	10,000	(188)	0	(188)
Altria Group, Inc.	RBS	(1.490%	)	03/20/2019	1.131%	8,000	(240)	0	(240)
American Electric Power Co., Inc.	CITI	(0.830%	)	06/20/2015	0.745%	8,300	(43)	0	(43)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	36.326%	6,000	3,664	2,516	1,148
American International Group, Inc.	DUB	(5.000%	)	06/20/2017	17.492%	30,000	11,296	5,100	6,196
AmerisourceBergen Corp.	MSC	(0.600%	)	09/20/2012	0.678%	10,000	24	0	24

104	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Amgen, Inc.	GSC	(0.940%	)	06/20/2017	0.830%	$15,000	$(124)	$0	$(124)
Anadarko Finance Co.	BOA	(0.900%	)	06/20/2011	2.186%	10,600	287	0	287
Anadarko Petroleum Corp.	CITI	(0.330%	)	03/20/2012	2.289%	1,800	98	61	37
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	1.100%	3,000	50	78	(28)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	1.100%	20,000	20	0	20
AutoZone, Inc.	BOA	(1.890%	)	03/20/2014	1.100%	10,000	(370)	0	(370)
AutoZone, Inc.	BOA	(0.870%	)	06/20/2016	1.054%	1,000	12	28	(16)
AutoZone, Inc.	BOA	(1.100%	)	09/20/2018	1.021%	15,000	(99)	0	(99)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	1.100%	1,850	27	37	(10)
AutoZone, Inc.	CITI	(1.030%	)	03/20/2014	1.100%	10,000	29	0	29
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	1.021%	5,000	(120)	0	(120)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	1.062%	10,000	148	0	148
AutoZone, Inc.	UBS	(1.320%	)	09/20/2018	1.021%	7,000	(169)	0	(169)
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.716%	28,000	(149)	0	(149)
Avon Products, Inc.	CSFB	(0.160%	)	03/20/2011	0.530%	10,000	72	0	72
Bank of America Corp.	BCLY	(1.450%	)	03/20/2010	5.367%	20,000	716	0	716
Bank of America Corp.	DUB	(1.650%	)	12/20/2009	5.363%	33,000	840	0	840
Bank of America Corp.	JPM	(1.450%	)	12/20/2009	5.363%	50,000	1,346	0	1,346
Baxter International, Inc.	BOA	(0.310%	)	06/20/2018	0.439%	8,000	83	63	20
Baxter International, Inc.	GSC	(0.340%	)	06/20/2018	0.439%	2,000	16	8	8
BHP Billiton Finance Ltd.	BOA	(0.135%	)	03/20/2012	1.869%	10,000	490	0	490
Black & Decker Corp.	BCLY	(2.100%	)	12/20/2016	1.902%	20,000	(267)	0	(267)
Black & Decker Corp.	BOA	(2.225%	)	12/20/2014	2.225%	25,000	0	0	0
Black & Decker Corp.	GSC	(2.225%	)	12/20/2014	2.225%	15,000	0	0	0
Block Financial LLC	BOA	(1.550%	)	03/20/2013	1.237%	32,100	(391)	(113)	(278)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	1.237%	6,000	25	0	25
Block Financial LLC	DUB	(1.050%	)	03/20/2013	1.237%	5,000	33	0	33
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%	10,000	(17)	0	(17)
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	1.600%	10,000	235	0	235
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	9.606%	18,000	2,931	0	2,931
Cardinal Health, Inc.	BCLY	(0.420%	)	12/20/2016	0.888%	13,000	413	0	413
Cardinal Health, Inc.	DUB	(0.500%	)	12/20/2016	0.888%	10,000	263	109	154
Cardinal Health, Inc.	GSC	(0.710%	)	06/20/2017	0.890%	9,600	122	0	122
CBS Corp.	JPM	(0.590%	)	09/20/2012	2.736%	15,000	1,017	0	1,017
CIGNA Corp.	BOA	(1.250%	)	03/20/2018	2.259%	3,000	209	(63)	272
CIGNA Corp.	GSC	(0.970%	)	03/20/2018	2.259%	12,000	1,071	0	1,071
CIGNA Corp.	MSC	(1.210%	)	03/20/2018	2.259%	5,000	363	(89)	452
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	0.012%	5,000	51	157	(106)
CNA Financial Corp.	BCLY	(0.295%	)	09/20/2011	4.225%	15,000	1,319	0	1,319
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	3.454%	10,000	944	1,209	(265)
CNA Financial Corp.	BOA	(0.690%	)	12/20/2014	3.454%	10,600	1,344	0	1,344
CNA Financial Corp.	BOA	(4.170%	)	12/20/2014	3.454%	8,000	(276)	0	(276)
CNA Financial Corp.	BOA	(3.360%	)	09/20/2016	3.285%	6,250	(34)	0	(34)
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	3.454%	10,200	1,398	0	1,398
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	4.225%	14,000	1,184	255	929
Comcast Corp.	BCLY	(0.390%	)	03/20/2014	1.580%	15,000	805	864	(59)
Comcast Corp.	JPM	(0.535%	)	03/20/2016	1.530%	15,000	896	0	896
Comcast Corp.	MSC	(0.360%	)	03/20/2014	1.580%	11,500	633	0	633
Commercial Metals Co.	BOA	(1.430%	)	09/20/2018	4.989%	3,000	631	0	631
Commercial Metals Co.	DUB	(1.005%	)	09/20/2017	5.076%	15,660	3,528	1,369	2,159
Commercial Metals Co.	JPM	(1.430%	)	09/20/2018	4.989%	10,000	2,101	0	2,101
Computer Sciences Corp.	BCLY	(1.230%	)	03/20/2013	0.665%	5,000	(110)	0	(110)
Computer Sciences Corp.	BCLY	(1.550%	)	03/20/2018	0.700%	10,000	(667)	0	(667)
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.665%	2,000	3	17	(14)
Computer Sciences Corp.	UBS	(1.130%	)	03/20/2018	0.700%	8,745	(296)	0	(296)
Constellation Energy Group, Inc.	JPM	(0.960%	)	06/20/2015	3.697%	6,000	799	730	69
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	5.108%	19,000	3,526	1,663	1,863
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	5.000%	10,000	1,451	0	1,451
CSX Corp.	BCLY	(1.350%	)	03/20/2018	1.589%	5,052	87	0	87
CSX Corp.	DUB	(1.550%	)	06/20/2017	1.584%	21,200	37	72	(35)
CSX Corp.	JPM	(0.165%	)	03/20/2011	1.378%	10,600	248	0	248
CVS Caremark Corp.	BOA	(0.550%	)	09/20/2016	0.837%	6,745	127	0	127
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.904%	10,200	161	0	161
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.904%	6,200	99	0	99
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	3.000%	15,000	854	0	854
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	3.000%	8,000	(216)	0	(216)
Daimler Finance N.A. LLC	BOA	(1.290%	)	12/20/2013	2.659%	12,000	667	0	667
Daimler Finance N.A. LLC	GSC	(6.750%	)	06/20/2010	2.902%	8,000	(387)	0	(387)
Daimler Finance N.A. LLC	GSC	(6.750%	)	03/20/2011	2.997%	30,000	(2,190)	0	(2,190)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	2.902%	10,000	283	0	283
Daimler Finance N.A. LLC	JPM	(0.520%	)	03/20/2011	2.997%	10,000	464	0	464
Daimler Finance N.A. LLC	JPM	(0.655%	)	03/20/2011	2.997%	10,000	438	0	438
Daimler Finance N.A. LLC	RBS	(0.480%	)	09/20/2011	3.000%	10,000	582	0	582
Darden Restaurants, Inc.	CITI	(1.450%	)	12/20/2017	1.472%	2,000	2	96	(94)

See Accompanying Notes	Annual Report	March 31, 2009	105

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Darden Restaurants, Inc.	CITI	(1.920%	)	12/20/2017	1.472%	$7,000	$(230)	$0	$(230)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.472%	5,000	(283)	0	(283)
Deutsche Telekom International Finance BV	CITI	(1.130%	)	09/20/2018	1.160%	10,000	16	0	16
Deutsche Telekom International Finance BV	CSFB	(1.080%	)	09/20/2018	1.160%	22,000	122	0	122
Dominion Resources, Inc.	CITI	(0.740%	)	06/20/2018	0.670%	20,000	(117)	0	(117)
Dominion Resources, Inc.	JPM	(0.385%	)	12/20/2016	0.677%	3,000	60	160	(100)
Dominion Resources, Inc.	JPM	(0.750%	)	06/20/2018	0.670%	2,000	(13)	0	(13)
Dominion Resources, Inc.	MLP	(0.430%	)	03/20/2016	0.681%	15,000	236	0	236
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	1.095%	6,669	(239)	0	(239)
Embarq Corp.	BOA	(2.200%	)	06/20/2016	1.095%	4,000	(284)	0	(284)
EnCana Corp.	GSC	(1.430%	)	12/20/2011	2.425%	10,500	263	0	263
Enterprise Products Operating LP	MLP	(0.200%	)	03/20/2011	2.833%	14,300	708	202	506
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	6.920%	10,000	1,275	789	486
Exelon Corp.	CITI	(3.730%	)	06/20/2015	3.009%	12,800	(488)	0	(488)
Exelon Corp.	MLP	(0.520%	)	06/20/2015	3.009%	10,000	1,267	0	1,267
Exelon Generation Co. LLC	JPM	(1.180%	)	12/20/2017	3.131%	8,000	999	1,293	(294)
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	4.211%	16,500	(60)	0	(60)
FirstEnergy Corp.	MLP	(0.130%	)	12/20/2011	1.180%	12,300	339	90	249
Fortune Brands, Inc.	BOA	(0.830%	)	03/20/2016	2.444%	20,800	1,902	1,485	417
Fortune Brands, Inc.	JPM	(1.500%	)	03/20/2016	2.444%	10,000	531	217	314
Fosters Finance Corp.	BCLY	(2.140%	)	12/20/2014	1.500%	6,000	(202)	0	(202)
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	14.539%	6,500	1,637	0	1,637
GATX Financial Corp.	JPM	(0.220%	)	06/20/2011	4.740%	10,500	952	0	952
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	4.951%	7,080	789	452	337
General Mills, Inc.	GSC	(0.410%	)	09/20/2013	0.779%	6,000	93	0	93
General Mills, Inc.	GSC	(0.430%	)	09/20/2013	0.779%	9,000	132	0	132
General Mills, Inc.	JPM	(0.180%	)	03/20/2012	0.710%	10,400	159	0	159
Genworth Financial, Inc.	BCLY	(0.879%	)	06/20/2018	26.643%	8,000	4,854	2,790	2,064
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	26.643%	4,000	2,417	1,260	1,157
GMAC LLC	RBS	(1.250%	)	06/20/2011	21.034%	15,000	4,792	0	4,792
Goldman Sachs Group, Inc.	CITI	(2.600%	)	03/20/2019	2.402%	20,000	(308)	0	(308)
Goldman Sachs Group, Inc.	DUB	(2.500%	)	03/20/2019	2.402%	30,000	(243)	0	(243)
H.J. Heinz Co.	BOA	(0.540%	)	09/20/2013	0.725%	10,000	77	105	(28)
H.J. Heinz Co.	CITI	(0.580%	)	09/20/2013	0.725%	5,000	30	0	30
H.J. Heinz Co.	JPM	(0.530%	)	09/20/2013	0.725%	5,000	40	0	40
H.J. Heinz Co.	RBS	(0.470%	)	09/20/2013	0.725%	10,000	107	0	107
H.J. Heinz Finance Co.	JPM	(0.370%	)	03/20/2012	0.725%	8,200	83	0	83
H.J. Heinz Finance Co.	JPM	(0.390%	)	03/20/2012	0.725%	15,400	147	0	147
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	16.495%	20,000	9,347	3,056	6,291
Hasbro, Inc.	BOA	(0.940%	)	09/20/2017	1.450%	8,995	322	411	(89)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	8.100%	7,350	1,161	0	1,161
HCP, Inc.	DUB	(3.860%	)	03/20/2018	7.146%	20,000	3,255	1,296	1,959
HCP, Inc.	JPM	(0.610%	)	09/20/2011	8.100%	5,000	782	0	782
HCP, Inc.	MLP	(0.650%	)	09/20/2016	7.390%	13,500	4,120	0	4,120
Health Care REIT, Inc.	BCLY	(3.310%	)	06/20/2015	6.808%	5,000	736	0	736
Home Depot, Inc.	GSC	(1.920%	)	03/20/2016	1.768%	3,000	(29)	164	(193)
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	10.417%	16,900	5,211	329	4,882
HSBC Finance Corp.	DUB	(1.450%	)	06/20/2016	9.118%	10,000	3,002	3	2,999
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	9.118%	10,000	3,488	0	3,488
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	23.066%	20,000	7,658	0	7,658
International Paper Co.	BCLY	(5.030%	)	06/20/2018	4.445%	20,000	(738)	0	(738)
International Paper Co.	BOA	(5.980%	)	06/20/2014	5.047%	7,000	(279)	0	(279)
International Paper Co.	BOA	(0.755%	)	06/20/2016	4.699%	14,250	2,870	1,799	1,071
International Paper Co.	BOA	(0.870%	)	06/20/2016	4.699%	1,400	274	177	97
International Paper Co.	MSC	(0.190%	)	03/20/2010	5.281%	9,700	464	0	464
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	52.623%	10,000	5,886	0	5,886
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	49.902%	10,000	6,371	0	6,371
JCPenney Corp., Inc.	DUB	(0.270%	)	03/20/2010	4.552%	28,300	1,143	454	689
Johnson Controls, Inc.	JPM	(0.500%	)	03/20/2016	6.359%	20,000	5,556	0	5,556
JPMorgan Chase & Co.	BCLY	(1.250%	)	06/20/2010	2.803%	20,000	361	0	361
JPMorgan Chase & Co.	BCLY	(1.300%	)	06/20/2010	2.803%	25,000	436	0	436
JPMorgan Chase & Co.	BNP	(1.250%	)	12/20/2009	2.998%	30,000	363	0	363
JPMorgan Chase & Co.	CSFB	(1.050%	)	12/20/2009	2.998%	100,000	1,362	0	1,362
JPMorgan Chase & Co.	CSFB	(1.090%	)	03/20/2010	2.999%	30,000	537	0	537
JPMorgan Chase & Co.	DUB	(1.300%	)	12/20/2009	2.998%	20,000	235	0	235
JSC Gazprom	JPM	(2.170%	)	08/20/2013	7.273%	35,000	5,994	0	5,994
Kellogg Co.	BNP	(0.420%	)	06/20/2011	0.530%	10,500	62	0	62
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	0.474%	10,500	80	0	80
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.463%	6,900	2	65	(63)
Kohl’s Corp.	BOA	(1.910%	)	12/20/2017	1.454%	46,000	(1,538)	288	(1,826)
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.932%	5,000	(44)	8	(52)
Kraft Foods, Inc.	CITI	(0.990%	)	06/20/2018	0.932%	4,000	(20)	0	(20)
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	0.927%	6,000	(13)	20	(33)
Kraft Foods, Inc.	JPM	(0.150%	)	12/20/2011	0.954%	10,000	212	0	212

106	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Kraft Foods, Inc.	JPM	(0.160%	)	12/20/2011	0.954%	$10,000	$210	$0	$210
Kraft Foods, Inc.	JPM	(0.170%	)	06/20/2012	0.975%	10,400	259	0	259
Kroger Co.	MSC	(0.530%	)	03/20/2013	1.094%	5,000	105	0	105
Lennar Corp.	DUB	(0.785%	)	12/20/2011	5.899%	9,000	1,072	0	1,072
Lexmark International, Inc.	BOA	(1.400%	)	06/20/2018	3.150%	13,000	1,520	0	1,520
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	3.150%	5,590	(42)	0	(42)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	3.150%	15,880	1,151	0	1,151
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	6.354%	7,600	1,386	836	550
Lockheed Martin Corp.	BOA	(0.370%	)	06/20/2016	0.646%	4,600	82	52	30
Loews Corp.	BOA	(0.660%	)	03/20/2016	0.840%	7,500	83	207	(124)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.840%	20,000	702	0	702
Loews Corp.	JPM	(0.300%	)	03/20/2016	0.840%	9,800	331	0	331
Ltd. Brands, Inc.	DUB	(4.800%	)	09/20/2017	4.328%	43,000	(1,240)	0	(1,240)
Ltd. Brands, Inc.	JPM	(2.850%	)	09/20/2017	4.328%	2,700	227	150	77
Ltd. Brands, Inc.	RBS	(4.500%	)	09/20/2017	4.328%	18,700	(215)	0	(215)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	6.168%	11,810	(347)	0	(347)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%	)	09/20/2015	6.168%	10,000	(504)	0	(504)
Macy’s Retail Holdings, Inc.	BOA	(0.190%	)	09/20/2009	7.313%	5,000	166	0	166
Macy’s Retail Holdings, Inc.	BOA	(6.870%	)	03/20/2012	7.136%	7,000	29	0	29
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	6.848%	5,000	682	433	249
Macy’s Retail Holdings, Inc.	BOA	(7.060%	)	09/20/2015	6.168%	8,000	(335)	0	(335)
Macy’s Retail Holdings, Inc.	BOA	(2.920%	)	12/20/2016	5.919%	10,000	1,468	1,220	248
Macy’s Retail Holdings, Inc.	CSFB	(0.160%	)	09/20/2009	7.313%	10,000	334	0	334
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	6.168%	10,000	1,618	1,103	515
Macy’s Retail Holdings, Inc.	UBS	(2.640%	)	09/20/2017	5.790%	22,500	3,677	1,376	2,301
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	2.768%	2,200	258	400	(142)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	3.667%	10,000	1,185	2,739	(1,554)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	3.667%	1,400	159	137	22
Marriott International, Inc.	CITI	(0.260%	)	06/20/2012	4.342%	15,000	1,737	0	1,737
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	3.789%	5,000	485	577	(92)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.890%	18,000	85	0	85
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.890%	20,000	64	0	64
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.890%	30,000	(188)	(237)	49
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.950%	8,000	31	0	31
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.865%	10,000	138	85	53
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.865%	11,000	107	60	47
Masco Corp.	CITI	(4.240%	)	03/20/2017	4.595%	9,020	161	0	161
Masco Corp.	MSC	(0.580%	)	09/20/2012	5.250%	5,000	689	0	689
Masco Corp.	MSC	(0.680%	)	09/20/2013	5.250%	10,800	1,780	0	1,780
Masco Corp.	UBS	(4.650%	)	12/20/2016	4.632%	10,000	(26)	0	(26)
Mattel, Inc.	JPM	(0.400%	)	06/20/2011	1.272%	10,300	193	0	193
Maytag Corp.	JPM	(0.460%	)	06/20/2015	1.350%	10,000	492	0	492
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.596%	1,600	25	15	10
McKesson Corp.	BOA	(1.020%	)	03/20/2017	0.596%	10,000	(305)	(320)	15
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.604%	8,000	(26)	0	(26)
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	1.278%	9,000	9	0	9
MDC Holdings, Inc.	MLP	(1.350%	)	12/20/2012	1.250%	10,500	(42)	0	(42)
Miller Brewing Co.	BCLY	(1.250%	)	09/20/2013	1.950%	15,000	419	0	419
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	2.938%	20,000	2,527	0	2,527
Nabors Industries, Inc.	CITI	(2.510%	)	03/20/2018	2.938%	2,200	61	0	61
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	2.938%	6,000	928	832	96
Nabors Industries, Inc.	DUB	(0.900%	)	03/20/2018	2.938%	15,000	2,047	0	2,047
National Semiconductor Corp.	BOA	(1.470%	)	06/20/2017	2.991%	12,000	1,138	267	871
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	6.749%	13,600	1,788	0	1,788
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	2.549%	12,000	(149)	0	(149)
Newell Rubbermaid, Inc.	CITI	(0.130%	)	06/20/2010	2.750%	14,000	438	0	438
Newell Rubbermaid, Inc.	GSC	(1.350%	)	06/20/2010	2.750%	10,000	119	0	119
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	2.570%	19,000	1,013	0	1,013
NiSource Finance Corp.	RBS	(0.540%	)	03/20/2013	4.522%	12,400	1,655	0	1,655
Nordstrom, Inc.	BOA	(0.850%	)	03/20/2018	3.518%	4,300	722	693	29
Nordstrom, Inc.	BOA	(0.990%	)	03/20/2018	3.518%	200	31	30	1
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	3.518%	15,000	(1,608)	0	(1,608)
Nordstrom, Inc.	BOA	(5.200%	)	03/20/2018	3.518%	10,000	(1,079)	0	(1,079)
Nordstrom, Inc.	DUB	(1.530%	)	03/20/2018	3.518%	12,925	1,613	0	1,613
Nordstrom, Inc.	GSC	(0.820%	)	03/20/2018	3.518%	4,300	730	609	121
Nordstrom, Inc.	UBS	(1.400%	)	03/20/2018	3.518%	8,000	1,064	0	1,064
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110%	)	03/20/2010	0.406%	5,000	14	0	14
Nucor Corp.	BCLY	(0.510%	)	06/20/2018	1.261%	6,000	343	594	(251)
Nucor Corp.	GSC	(0.530%	)	06/20/2018	1.261%	4,000	223	426	(203)
Olin Corp.	BNP	(1.240%	)	06/20/2016	1.356%	15,000	102	487	(385)
Omnicom Group, Inc.	MSC	(0.380%	)	06/20/2016	2.560%	9,600	1,218	0	1,218
ONEOK Partners LP	JPM	(0.660%	)	12/20/2016	1.596%	10,200	620	0	620
ORIX Corp.	MLP	(0.280%	)	12/20/2011	21.998%	20,000	7,423	0	7,423
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	2.097%	10,000	475	0	475

See Accompanying Notes	Annual Report	March 31, 2009	107

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pactiv Corp.	BOA	(1.230%	)	03/20/2018	1.596%	$6,745	$175	$182	$(7)
PC Financial Partnership	DUB	(1.600%	)	12/20/2014	4.057%	10,000	1,122	0	1,122
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.838%	5,000	0	5	(5)
Pearson Dollar Finance Two PLC	BCLY	(0.610%	)	06/20/2013	0.906%	25,000	288	0	288
Pearson Dollar Finance Two PLC	BCLY	(0.730%	)	06/20/2018	0.714%	7,000	(11)	0	(11)
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%	10,000	(48)	0	(48)
Pearson Dollar Finance Two PLC	BCLY	(0.880%	)	06/20/2018	0.714%	1,200	(16)	4	(20)
Pearson Dollar Finance Two PLC	DUB	(0.720%	)	06/20/2018	0.714%	11,000	(11)	0	(11)
Pitney Bowes, Inc.	CITI	(0.980%	)	03/20/2016	0.750%	15,000	(223)	0	(223)
Plains All American Pipeline LP	MSC	(0.550%	)	12/20/2013	3.691%	10,000	1,253	0	1,253
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	12.849%	9,500	4,194	0	4,194
PPL Energy Supply LLC	BOA	(0.435%	)	12/20/2011	4.019%	11,000	975	0	975
PPL Energy Supply LLC	HSBC	(1.450%	)	09/20/2013	4.090%	10,000	990	0	990
PPL Energy Supply LLC	MSC	(0.600%	)	12/20/2015	4.100%	5,000	895	0	895
Progress Energy, Inc.	BOA	(0.660%	)	03/20/2019	0.720%	4,800	23	0	23
Progress Energy, Inc.	GSC	(0.730%	)	03/20/2019	0.720%	12,700	(15)	0	(15)
PSEG Power LLC	BCLY	(0.520%	)	12/20/2015	2.950%	8,000	1,055	0	1,055
PSEG Power LLC	MSC	(0.940%	)	06/20/2014	2.950%	10,000	893	1,104	(211)
Qwest Corp.	BOA	(2.500%	)	06/20/2013	3.978%	5,000	265	363	(98)
Qwest Corp.	MSC	(4.320%	)	06/20/2013	3.978%	2,000	(28)	0	(28)
RadioShack Corp.	BOA	(1.250%	)	06/20/2011	2.100%	10,700	189	0	189
RadioShack Corp.	MLP	(2.250%	)	06/20/2011	2.100%	35,200	(141)	0	(141)
Reed Elsevier Capital, Inc.	MLP	(0.290%	)	06/20/2012	1.473%	5,000	180	0	180
Rexam PLC	BCLY	(1.450%	)	06/20/2013	4.048%	12,500	1,158	981	177
Rexam PLC	RBS	(1.450%	)	06/20/2013	4.048%	4,000	370	273	97
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	3.500%	10,000	696	256	440
Reynolds American, Inc.	CSFB	(4.250%	)	12/20/2013	3.500%	5,000	(159)	0	(159)
Reynolds American, Inc.	DUB	(1.020%	)	06/20/2013	3.500%	10,000	906	572	334
Reynolds American, Inc.	RBS	(4.100%	)	12/20/2013	3.500%	5,000	(128)	0	(128)
Rohm & Haas Co.	BNP	(1.600%	)	09/20/2017	1.428%	4,665	(59)	0	(59)
Rohm & Haas Co.	BOA	(0.700%	)	09/20/2017	1.428%	13,425	682	0	682
Rohm & Haas Co.	CITI	(0.540%	)	09/20/2017	1.428%	7,000	435	0	435
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	3.300%	2,800	335	0	335
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	3.300%	9,000	1,329	399	930
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	6.913%	17,000	3,773	1,200	2,573
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	6.501%	25,000	4,104	0	4,104
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%	11,986	933	0	933
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.618%	10,000	1,642	0	1,642
RR Donnelley & Sons Co.	UBS	(2.640%	)	03/20/2012	7.217%	10,000	1,129	0	1,129
RR Donnelley & Sons Co.	UBS	(2.770%	)	03/20/2012	7.217%	5,000	548	0	548
Ryder System, Inc.	BCLY	(3.540%	)	03/20/2013	3.295%	10,000	(98)	0	(98)
Ryder System, Inc.	BOA	(1.490%	)	09/20/2015	3.026%	10,000	793	0	793
Ryder System, Inc.	BOA	(1.730%	)	09/20/2015	3.026%	11,000	734	0	734
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	3.295%	8,690	62	0	62
Ryder System, Inc.	DUB	(1.320%	)	12/20/2016	2.880%	10,000	922	883	39
Ryder System, Inc.	GSC	(1.700%	)	09/20/2015	3.026%	7,000	478	0	478
Ryder System, Inc.	GSC	(1.050%	)	12/20/2016	2.880%	7,700	834	806	28
Ryder System, Inc.	GSC	(1.960%	)	12/20/2016	2.880%	7,300	394	0	394
Ryder System, Inc.	JPM	(0.270%	)	06/20/2011	3.369%	5,300	342	0	342
SCA Finans AB	DUB	(0.810%	)	09/20/2015	1.591%	5,250	226	664	(438)
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	13.299%	11,100	2,442	735	1,707
Sealed Air Corp.	BCLY	(0.200%	)	06/20/2009	2.790%	10,500	61	0	61
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	2.800%	9,250	630	517	113
Sempra Energy	DUB	(1.250%	)	03/20/2019	1.132%	15,000	(151)	0	(151)
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	5.924%	8,400	1,863	1,023	840
Simon Property Group LP	GSC	(3.010%	)	12/20/2016	5.924%	11,600	1,675	0	1,675
Simon Property Group LP	JPM	(0.180%	)	06/20/2010	6.619%	8,000	592	0	592
Simon Property Group LP	MSC	(1.120%	)	06/20/2016	6.005%	10,000	2,337	1,361	976
Simon Property Group LP	MSC	(0.885%	)	06/20/2018	5.736%	2,000	536	268	268
Simon Property Group LP	RBS	(0.220%	)	09/20/2011	6.546%	5,100	695	0	695
Simon Property Group LP	RBS	(1.060%	)	03/20/2017	5.889%	8,000	1,962	1,135	827
Spectra Energy Capital LLC	DUB	(1.200%	)	06/20/2018	1.000%	1,200	(20)	52	(72)
Spectra Energy Capital LLC	MSC	(1.150%	)	06/20/2018	1.000%	2,500	(30)	120	(150)
Spectra Energy Capital LLC	RBS	(2.000%	)	03/20/2014	0.999%	24,000	(1,131)	0	(1,131)
Sprint Capital Corp.	BCLY	(3.630%	)	03/20/2012	7.416%	11,000	1,012	0	1,012
Staples, Inc.	BOA	(3.750%	)	03/20/2014	2.148%	18,000	(1,299)	0	(1,299)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	1.884%	12,000	374	0	374
Telecom Italia Capital S.A.	GSC	(1.550%	)	06/20/2018	3.119%	15,000	1,549	1,566	(17)
Temple-Inland, Inc.	BNP	(6.670%	)	03/20/2018	4.428%	7,430	(998)	0	(998)
Tesco PLC	CITI	(0.750%	)	12/20/2017	1.267%	12,000	448	0	448
Time Warner, Inc.	CSFB	(1.450%	)	03/20/2013	1.108%	12,000	(161)	0	(161)
Time Warner, Inc.	DUB	(2.150%	)	06/20/2019	2.170%	15,000	16	0	16
Time Warner, Inc.	GSC	(2.250%	)	06/20/2019	2.170%	10,000	(66)	0	(66)
Time Warner, Inc.	RBS	(0.700%	)	12/20/2016	1.044%	12,000	275	0	275

108	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Toll Brothers Finance Corp.	DUB	(1.390%	)	09/20/2013	1.823%	$9,800	$164	$0	$164
Transocean, Inc.	GSC	(1.820%	)	03/20/2018	1.600%	2,100	(35)	0	(35)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	3.565%	7,500	1,216	494	722
Tyco Electronics Group S.A.	GSC	(1.530%	)	12/20/2012	3.902%	6,500	496	0	496
Tyson Foods, Inc.	RBS	(3.200%	)	12/20/2011	2.514%	25,000	(468)	0	(468)
Tyson Foods, Inc.	RBS	(3.250%	)	06/20/2016	2.580%	19,000	(762)	0	(762)
UBS Warburg LLC	GSC	(2.010%	)	06/20/2018	2.240%	10,000	154	0	154
UBS Warburg LLC	MSC	(0.505%	)	12/20/2017	2.240%	29,600	3,494	1,498	1,996
Union Pacific Corp.	BOA	(1.050%	)	03/20/2019	0.889%	30,000	(417)	0	(417)
Union Pacific Corp.	CITI	(1.050%	)	03/20/2019	0.889%	10,000	(139)	0	(139)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.500%	2,575	114	129	(15)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.500%	8,000	121	303	(182)
Universal Health Services, Inc.	BOA	(1.610%	)	06/20/2016	1.500%	7,000	(52)	50	(102)
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.487%	24,000	(411)	0	(411)
Valero Energy Corp.	CSFB	(2.650%	)	03/20/2019	2.050%	15,000	(711)	0	(711)
Verizon Communications, Inc.	CITI	(1.500%	)	06/20/2017	1.045%	1,300	(43)	0	(43)
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	2.525%	5,000	398	394	4
Viacom, Inc.	MSC	(0.640%	)	06/20/2011	2.829%	5,200	239	0	239
Viacom, Inc.	UBS	(0.470%	)	06/20/2011	2.829%	10,000	496	323	173
Vivendi	BCLY	(1.510%	)	06/20/2018	1.416%	20,000	(158)	0	(158)
Vivendi	BOA	(1.200%	)	06/20/2013	1.674%	10,000	179	102	77
Vivendi	BOA	(1.280%	)	06/20/2013	1.674%	30,000	443	204	239
Vivendi	CSFB	(1.465%	)	06/20/2018	1.416%	8,000	(36)	12	(48)
Vivendi	CSFB	(1.540%	)	06/20/2018	1.416%	4,700	(48)	7	(55)
Vivendi	RBS	(1.500%	)	06/20/2018	1.416%	20,000	(143)	29	(172)
VTB Capital S.A.	BCLY	(2.150%	)	05/20/2013	10.418%	15,000	3,705	6,476	(2,771)
Wachovia Corp.	DUB	(1.450%	)	12/20/2009	4.014%	25,000	445	0	445
Waste Management, Inc.	BOA	(1.460%	)	03/20/2014	1.274%	7,650	(69)	(127)	58
Waste Management, Inc.	CITI	(1.300%	)	03/20/2019	1.343%	12,000	25	0	25
Weatherford International Ltd.	BCLY	(0.790%	)	06/20/2012	3.045%	16,500	1,093	587	506
WellPoint, Inc.	BCLY	(1.560%	)	03/20/2012	2.691%	10,800	331	0	331
WellPoint, Inc.	RBS	(0.165%	)	03/20/2011	2.660%	11,000	517	0	517
Wells Fargo & Co.	DUB	(1.350%	)	06/20/2009	4.002%	25,000	139	0	139
Wells Fargo & Co.	DUB	(1.300%	)	12/20/2009	1.300%	42,100	721	0	721
Wells Fargo & Co.	DUB	(1.400%	)	12/20/2009	1.400%	20,000	328	0	328
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	2.358%	25,000	97	373	(276)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	2.358%	23,200	(156)	0	(156)
Whirlpool Corp.	BOA	(0.960%	)	03/20/2013	5.095%	9,000	1,223	290	933
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	4.252%	11,000	729	0	729
Whirlpool Corp.	JPM	(0.360%	)	06/20/2011	5.203%	12,500	1,220	0	1,220
Whirlpool Corp.	MSC	(2.970%	)	06/20/2016	4.287%	5,000	335	0	335
Williams Cos., Inc.	DUB	(0.830%	)	03/20/2012	2.286%	10,000	403	624	(221)
Williams Cos., Inc.	DUB	(2.300%	)	03/20/2019	2.256%	5,000	(28)	0	(28)
Williams Cos., Inc.	JPM	(2.450%	)	03/20/2019	2.256%	5,000	(85)	0	(85)
Wyeth	MSC	(0.150%	)	03/20/2013	0.573%	10,000	161	0	161
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	9.586%	10,600	2,249	0	2,249
XL Capital Ltd.	CSFB	(1.410%	)	09/20/2014	8.144%	1,600	385	435	(50)
Xstrata Finance Canada Ltd.	JPM	(0.290%	)	12/20/2011	9.056%	11,250	2,145	0	2,145

							$265,456	$72,496	$192,960

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	6.375%	$18,000	$(1,283)	$0	$(1,283)
American International Group, Inc.	BCLY	1.800%	03/20/2013	22.909%	3,700	(1,592)	0	(1,592)
American International Group, Inc.	BCLY	1.815%	03/20/2013	22.909%	9,150	(3,933)	0	(3,933)
American International Group, Inc.	BCLY	1.130%	06/20/2013	22.388%	9,100	(4,092)	0	(4,092)
American International Group, Inc.	BCLY	6.500%	12/20/2013	21.481%	20,000	(6,727)	0	(6,727)
American International Group, Inc.	BOA	0.195%	03/20/2010	34.847%	5,000	(1,350)	0	(1,350)
American International Group, Inc.	CITI	6.550%	12/20/2013	21.481%	25,000	(8,380)	0	(8,380)
American International Group, Inc.	CSFB	1.810%	03/20/2013	22.909%	10,000	(4,300)	0	(4,300)
American International Group, Inc.	CSFB	2.270%	03/20/2013	22.909%	5,000	(2,102)	0	(2,102)
American International Group, Inc.	DUB	1.900%	06/20/2009	34.847%	17,000	(1,208)	0	(1,208)
American International Group, Inc.	DUB	1.730%	03/20/2013	22.909%	2,700	(1,165)	0	(1,165)
American International Group, Inc.	DUB	1.790%	03/20/2013	22.909%	2,700	(1,162)	0	(1,162)
American International Group, Inc.	DUB	1.800%	03/20/2013	22.909%	5,000	(2,151)	0	(2,151)
American International Group, Inc.	DUB	1.820%	03/20/2013	22.909%	1,300	(559)	0	(559)
American International Group, Inc.	DUB	2.020%	03/20/2013	22.909%	6,000	(2,554)	0	(2,554)
American International Group, Inc.	DUB	1.120%	06/20/2013	22.388%	10,700	(4,814)	0	(4,814)
American International Group, Inc.	DUB	1.130%	06/20/2013	22.388%	200	(90)	0	(90)
American International Group, Inc.	GSC	1.800%	03/20/2013	22.909%	100	(43)	0	(43)
American International Group, Inc.	GSC	1.150%	06/20/2013	22.388%	10,000	(4,493)	0	(4,493)
American International Group, Inc.	GSC	1.650%	06/20/2013	22.388%	17,000	(7,454)	0	(7,454)

See Accompanying Notes	Annual Report	March 31, 2009	109

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UBS	2.250%	03/20/2013	22.909%	$5,500	$(2,314)	$0	$(2,314)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	3.793%	20,000	(2,094)	0	(2,094)
Brazil Government International Bond	BCLY	0.980%	01/20/2012	2.701%	15,000	(659)	0	(659)
Brazil Government International Bond	BCLY	1.620%	03/20/2013	2.994%	20,900	(1,030)	0	(1,030)
Brazil Government International Bond	CSFB	2.090%	05/20/2016	3.377%	10,000	(671)	0	(671)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	7,500	(329)	0	(329)
Brazil Government International Bond	MLP	1.710%	05/20/2013	3.040%	15,000	(656)	0	(656)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	300	(22)	0	(22)
Brazil Government International Bond	MSC	1.140%	11/20/2011	2.654%	50,000	(1,699)	0	(1,699)
Brazil Government International Bond	MSC	1.660%	03/20/2013	2.994%	47,000	(2,248)	0	(2,248)
Brazil Government International Bond	MSC	1.520%	01/20/2017	3.411%	6,000	(685)	0	(685)
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	3.100%	25,000	(2,844)	0	(2,844)
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	6,000	(2,724)	0	(2,724)
CIT Group, Inc.	BNP	7.600%	03/20/2010	20.628%	10,000	(1,072)	0	(1,072)
CIT Group, Inc.	CITI	5.000%	12/20/2013	11.765%	5,200	(1,017)	(1,326)	309
CIT Group, Inc.	DUB	7.550%	03/20/2010	20.628%	15,000	(1,615)	0	(1,615)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	15,000	(2,933)	(3,750)	817
CIT Group, Inc.	GSC	5.000%	03/20/2014	11.616%	10,000	(1,979)	(800)	(1,179)
CIT Group, Inc.	JPM	5.000%	06/20/2009	20.627%	10,000	(329)	(1,200)	871
CIT Group, Inc.	JPM	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	JPM	7.350%	03/20/2010	20.628%	10,000	(1,094)	0	(1,094)
CIT Group, Inc.	MLP	5.000%	12/20/2013	11.765%	10,000	(1,955)	(2,200)	245
CIT Group, Inc.	MLP	5.000%	03/20/2014	11.616%	5,000	(989)	(425)	(564)
CIT Group, Inc.	RBS	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	RBS	7.350%	03/20/2010	20.628%	15,000	(1,641)	0	(1,641)
Countrywide Home Loans, Inc.	RBS	5.150%	06/20/2010	5.088%	3,000	8	0	8
El Paso Corp.	CITI	5.000%	06/20/2012	7.057%	3,900	(206)	(193)	(13)
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	2.170%	10,000	(908)	0	(908)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	13.959%	10,000	(2,427)	0	(2,427)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	4,100	(824)	0	(824)
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	15.400%	10,000	(1,906)	0	(1,906)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	25,000	(801)	(1,142)	341
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	13.959%	10,000	(2,010)	0	(2,010)
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	15.400%	10,000	(1,850)	0	(1,850)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	15.400%	10,000	(1,849)	0	(1,849)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	15.400%	10,000	(1,838)	0	(1,838)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	15.400%	10,000	(1,822)	0	(1,822)
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	15.400%	10,000	(1,804)	0	(1,804)
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	14.992%	25,000	(4,924)	0	(4,924)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	13.959%	10,000	(2,503)	0	(2,503)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	3,500	(717)	0	(717)
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	13.959%	10,000	(2,023)	0	(2,023)
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	13.959%	10,000	(1,998)	0	(1,998)
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	15.400%	10,000	(1,798)	0	(1,798)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	5,800	(1,452)	0	(1,452)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	13.959%	10,000	(2,036)	0	(2,036)
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	13.959%	12,800	(2,557)	0	(2,557)
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	18.621%	10,000	(1,518)	0	(1,518)
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	15.400%	15,000	(2,819)	0	(2,819)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	15.400%	10,000	(1,750)	0	(1,750)
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	13.959%	10,000	(2,056)	0	(2,056)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	8,000	(1,618)	0	(1,618)
Ford Motor Credit Co. LLC	MLP	5.000%	06/20/2009	20.143%	3,200	(103)	(144)	41
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	3,400	(97)	0	(97)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	5,100	(1,048)	0	(1,048)
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	15.910%	10,000	(1,758)	0	(1,758)
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	15.400%	20,000	(3,794)	0	(3,794)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	16.550%	10,000	(1,572)	0	(1,572)
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	15.910%	5,000	(879)	0	(879)
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	15.400%	25,000	(4,756)	0	(4,756)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	15.400%	25,000	(4,608)	0	(4,608)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	6,500	(649)	0	(649)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	9.761%	17,500	(1,730)	0	(1,730)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	52,100	(5,817)	0	(5,817)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	9.395%	7,200	(914)	0	(914)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	32,500	(4,743)	0	(4,743)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	33,800	(6,929)	0	(6,929)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	7.751%	50,000	(10,130)	0	(10,130)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	7.751%	25,000	(4,562)	0	(4,562)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	7.632%	40,000	(7,877)	0	(7,877)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	7.440%	25,000	(2,824)	0	(2,824)
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	7.440%	30,000	(2,621)	0	(2,621)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	1,300	(79)	0	(79)

110	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	$22,800	$(2,892)	$0	$(2,892)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	9.036%	10,000	(1,534)	0	(1,534)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	7,300	(663)	0	(663)
General Electric Capital Corp.	BOA	0.192%	03/20/2010	10.026%	50,000	(4,450)	0	(4,450)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	9.761%	25,000	(2,486)	0	(2,486)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	5,400	(437)	0	(437)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	14,800	(1,191)	0	(1,191)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	9,000	(720)	0	(720)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	26,400	(2,534)	0	(2,534)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	8,600	(1,067)	0	(1,067)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	17,300	(1,984)	0	(1,984)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	57,300	(5,935)	0	(5,935)
General Electric Capital Corp.	CITI	4.800%	12/20/2013	7.440%	50,000	(4,369)	0	(4,369)
General Electric Capital Corp.	CITI	4.875%	12/20/2013	7.440%	46,900	(4,176)	0	(4,176)
General Electric Capital Corp.	CITI	3.800%	03/20/2014	7.360%	30,000	(3,698)	0	(3,698)
General Electric Capital Corp.	CITI	3.820%	03/20/2014	7.360%	50,000	(6,128)	0	(6,128)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	7.360%	25,900	(3,147)	0	(3,147)
General Electric Capital Corp.	CITI	3.950%	03/20/2014	7.360%	15,000	(1,769)	0	(1,769)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	7.360%	50,000	(5,809)	0	(5,809)
General Electric Capital Corp.	DUB	0.750%	06/20/2009	9.990%	50,000	(1,029)	0	(1,029)
General Electric Capital Corp.	DUB	0.800%	06/20/2010	9.761%	20,200	(2,009)	0	(2,009)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	26,400	(2,558)	0	(2,558)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	21,900	(2,430)	0	(2,430)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	9.395%	10,400	(1,318)	0	(1,318)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	900	(134)	0	(134)
General Electric Capital Corp.	DUB	4.300%	12/20/2013	7.440%	24,700	(2,579)	0	(2,579)
General Electric Capital Corp.	DUB	4.800%	12/20/2013	7.440%	20,000	(1,748)	0	(1,748)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	7.440%	34,100	(2,863)	0	(2,863)
General Electric Capital Corp.	DUB	4.000%	03/20/2014	7.360%	10,000	(1,162)	0	(1,162)
General Electric Capital Corp.	DUB	4.050%	03/20/2014	7.360%	25,000	(2,860)	0	(2,860)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	75,000	(1,544)	0	(1,544)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	6,400	(816)	0	(816)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	2,900	(41)	0	(41)
General Electric Capital Corp.	GSC	0.960%	06/20/2011	9.036%	14,000	(2,105)	0	(2,105)
General Electric Capital Corp.	GSC	1.280%	06/20/2013	7.632%	10,000	(1,969)	0	(1,969)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	6.745%	10,000	(2,848)	0	(2,848)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	10.020%	23,000	(1,405)	0	(1,405)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	9.761%	15,000	(1,492)	0	(1,492)
General Electric Capital Corp.	RBS	1.100%	06/20/2009	9.990%	19,760	(389)	0	(389)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	200	(8)	0	(8)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	10,000	(199)	0	(199)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	18,200	(14,817)	0	(14,817)
General Motors Corp.	BCLY	5.070%	12/20/2012	104.456%	10,000	(8,123)	0	(8,123)
General Motors Corp.	BCLY	5.000%	06/20/2013	100.472%	5,000	(4,097)	(962)	(3,135)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	7,200	(5,865)	0	(5,865)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	30,300	(24,759)	0	(24,759)
General Motors Corp.	BOA	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	BOA	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	BOA	5.550%	12/20/2012	104.456%	15,000	(12,122)	0	(12,122)
General Motors Corp.	BOA	6.450%	12/20/2012	104.456%	10,000	(8,005)	0	(8,005)
General Motors Corp.	BOA	7.750%	03/20/2013	102.374%	10,000	(7,921)	0	(7,921)
General Motors Corp.	BOA	7.880%	03/20/2013	102.374%	10,000	(7,910)	0	(7,910)
General Motors Corp.	BOA	8.220%	03/20/2013	102.374%	25,000	(19,700)	0	(19,700)
General Motors Corp.	BOA	8.850%	03/20/2013	102.374%	25,000	(19,562)	0	(19,562)
General Motors Corp.	BOA	5.000%	06/20/2013	100.472%	20,200	(16,553)	(3,737)	(12,816)
General Motors Corp.	CITI	4.600%	12/20/2012	104.456%	6,400	(5,224)	0	(5,224)
General Motors Corp.	CITI	4.630%	12/20/2012	104.456%	7,700	(6,283)	0	(6,283)
General Motors Corp.	CITI	4.950%	12/20/2012	104.456%	15,000	(12,199)	0	(12,199)
General Motors Corp.	CITI	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
General Motors Corp.	CITI	5.450%	12/20/2012	104.456%	10,000	(8,090)	0	(8,090)
General Motors Corp.	CITI	5.900%	12/20/2012	104.456%	25,000	(20,129)	0	(20,129)
General Motors Corp.	CITI	8.300%	03/20/2013	102.374%	10,000	(7,873)	0	(7,873)
General Motors Corp.	CITI	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	CITI	5.000%	06/20/2013	100.472%	40,000	(32,777)	(7,450)	(25,327)
General Motors Corp.	CSFB	5.000%	03/20/2013	102.374%	5,000	(4,081)	(1,050)	(3,031)
General Motors Corp.	DUB	4.500%	12/20/2012	104.456%	6,400	(5,230)	0	(5,230)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	14,600	(11,918)	0	(11,918)
General Motors Corp.	DUB	5.010%	12/20/2012	104.456%	10,000	(8,128)	0	(8,128)
General Motors Corp.	DUB	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	DUB	5.450%	12/20/2012	104.456%	25,000	(20,225)	0	(20,225)
General Motors Corp.	DUB	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	DUB	6.550%	12/20/2012	104.456%	15,000	(11,994)	0	(11,994)
General Motors Corp.	DUB	6.660%	12/20/2012	104.456%	10,000	(7,987)	0	(7,987)
General Motors Corp.	DUB	5.000%	03/20/2013	102.374%	30,000	(24,486)	(6,375)	(18,111)

See Accompanying Notes	Annual Report	March 31, 2009	111

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Motors Corp.	DUB	8.450%	03/20/2013	102.374%	$25,000	$(19,650)	$0	$(19,650)
General Motors Corp.	DUB	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	36,700	(30,074)	(6,348)	(23,726)
General Motors Corp.	GSC	4.860%	12/20/2012	104.456%	15,000	(12,211)	0	(12,211)
General Motors Corp.	GSC	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	GSC	5.150%	12/20/2012	104.456%	4,400	(3,571)	0	(3,571)
General Motors Corp.	GSC	5.250%	12/20/2012	104.456%	20,000	(16,214)	0	(16,214)
General Motors Corp.	GSC	6.450%	12/20/2012	104.456%	5,000	(4,002)	0	(4,002)
General Motors Corp.	GSC	6.820%	12/20/2012	104.456%	25,000	(19,932)	0	(19,932)
General Motors Corp.	GSC	7.700%	03/20/2013	102.374%	30,000	(23,777)	0	(23,777)
General Motors Corp.	GSC	7.920%	03/20/2013	102.374%	10,000	(7,906)	0	(7,906)
General Motors Corp.	GSC	9.100%	03/20/2013	102.374%	4,900	(3,823)	0	(3,823)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	35,000	(28,680)	(6,406)	(22,274)
General Motors Corp.	GSC	5.000%	12/20/2013	97.252%	5,000	(4,126)	(3,400)	(726)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	7,000	(5,717)	0	(5,717)
General Motors Corp.	JPM	5.150%	12/20/2012	104.456%	10,000	(8,116)	0	(8,116)
General Motors Corp.	MLP	5.000%	12/20/2009	164.224%	10,000	(6,602)	(5,100)	(1,502)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	14,100	(11,476)	0	(11,476)
General Motors Corp.	MLP	6.650%	12/20/2012	104.456%	9,400	(7,508)	0	(7,508)
General Motors Corp.	MLP	5.000%	09/20/2013	98.768%	3,300	(2,714)	(1,237)	(1,477)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	7,600	(6,202)	0	(6,202)
General Motors Corp.	MSC	5.000%	06/20/2013	100.472%	5,000	(4,097)	(912)	(3,185)
General Motors Corp.	RBS	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	RBS	8.000%	03/20/2013	102.374%	10,000	(7,899)	0	(7,899)
General Motors Corp.	RBS	5.000%	06/20/2013	100.472%	5,000	(4,097)	(850)	(3,247)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	34,900	(28,399)	0	(28,399)
General Motors Corp.	UBS	4.950%	12/20/2012	104.456%	10,000	(8,133)	0	(8,133)
General Motors Corp.	UBS	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
GMAC LLC	DUB	4.000%	09/20/2012	18.913%	10,000	(3,325)	0	(3,325)
GMAC LLC	GSC	3.600%	09/20/2009	27.916%	50,000	(5,326)	0	(5,326)
GMAC LLC	GSC	3.950%	09/20/2009	27.916%	25,000	(2,621)	0	(2,621)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	12,000	(4,058)	0	(4,058)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,800	(382)	(488)	106
GMAC LLC	MSC	5.000%	06/20/2009	27.915%	2,500	(122)	(244)	122
GMAC LLC	UBS	3.600%	09/20/2009	27.916%	25,000	(2,663)	0	(2,663)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	16,700	(1,948)	0	(1,948)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	32,000	(244)	0	(244)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	44,300	(4,984)	0	(4,984)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	5.949%	50,000	(5,601)	0	(5,601)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	24,270	(3,091)	0	(3,091)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	2.101%	10,000	(419)	0	(419)
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	2.101%	9,000	(400)	0	(400)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	18,000	(185)	0	(185)
JSC Gazprom	JPM	1.150%	07/20/2009	8.867%	25,000	(525)	0	(525)
JSC Gazprom	JPM	1.550%	09/20/2009	8.987%	50,000	(1,710)	0	(1,710)
JSC Gazprom	JPM	0.970%	10/20/2012	7.735%	45,400	(8,644)	0	(8,644)
JSC Gazprom	JPM	1.020%	10/20/2012	7.735%	45,400	(8,569)	0	(8,569)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	58,600	(9,550)	0	(9,550)
JSC Gazprom	JPM	2.180%	02/20/2013	7.513%	49,900	(8,116)	0	(8,116)
JSC Gazprom	MSC	0.870%	11/20/2011	8.392%	50,000	(8,304)	0	(8,304)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	29,600	(4,814)	0	(4,814)
Mexico Government International Bond	HSBC	0.180%	05/20/2009	1.574%	15,000	(19)	0	(19)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%	6,950	(1,160)	0	(1,160)
Morgan Stanley	BCLY	2.100%	06/20/2009	5.250%	25,000	(160)	0	(160)
Morgan Stanley	DUB	2.150%	06/20/2009	5.250%	21,200	(133)	0	(133)
Morgan Stanley	DUB	1.862%	06/20/2010	4.973%	20,000	(712)	0	(712)
Morgan Stanley	RBS	1.850%	06/20/2010	4.973%	6,100	(218)	0	(218)
Panama Government International Bond	CSFB	1.200%	02/20/2017	4.145%	14,400	(2,535)	0	(2,535)
Panama Government International Bond	DUB	1.170%	04/20/2017	4.153%	20,000	(3,535)	0	(3,535)
Panama Government International Bond	HSBC	0.760%	01/20/2012	3.501%	4,600	(324)	0	(324)
Panama Government International Bond	JPM	0.730%	01/20/2012	3.501%	12,600	(897)	0	(897)
Panama Government International Bond	JPM	1.250%	01/20/2017	4.141%	2,800	(477)	0	(477)
Panama Government International Bond	JPM	1.230%	02/20/2017	4.145%	10,000	(1,742)	0	(1,742)
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	44,400	(3,135)	0	(3,135)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	19,000	(21)	0	(21)
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	10.746%	10,000	(2,305)	0	(2,305)
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	6.438%	5,000	(107)	0	(107)
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	6.438%	3,000	(89)	0	(89)
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	6.438%	2,000	(46)	0	(46)
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	3,000	12	0	12
Residential Capital LLC	MLP	1.130%	06/20/2009	62.403%	25,000	(3,267)	0	(3,267)
Russia Government International Bond	BCLY	0.275%	05/20/2009	4.947%	17,000	(92)	0	(92)

112	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Russia Government International Bond	JPM	0.800%	03/20/2016	4.645%	$22,400	$(4,580)	$0	$(4,580)
Russia Government International Bond	MSC	0.780%	03/20/2016	4.645%	22,400	(4,604)	0	(4,604)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	500	(39)	0	(39)
SLM Corp.	BNP	4.600%	03/20/2010	42.889%	5,000	(1,343)	0	(1,343)
SLM Corp.	BOA	4.450%	06/20/2009	42.887%	50,000	(4,002)	0	(4,002)
SLM Corp.	BOA	4.350%	06/20/2010	40.182%	50,000	(14,642)	0	(14,642)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	35,900	(13,261)	(4,909)	(8,352)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	20,200	(1,594)	0	(1,594)
SLM Corp.	DUB	4.530%	03/20/2010	42.889%	20,000	(5,382)	0	(5,382)
SLM Corp.	DUB	5.000%	12/20/2013	25.406%	15,000	(5,541)	(1,988)	(3,553)
SLM Corp.	GSC	10.500%	09/20/2009	42.889%	25,000	(3,208)	0	(3,208)
SLM Corp.	GSC	5.000%	03/20/2010	42.889%	4,500	(1,195)	(180)	(1,015)
SLM Corp.	GSC	4.660%	06/20/2010	40.182%	25,000	(7,255)	0	(7,255)
SLM Corp.	MSC	5.000%	06/20/2009	42.887%	7,000	(551)	0	(551)
SLM Corp.	RBS	5.050%	06/20/2009	42.887%	5,000	(393)	0	(393)
SLM Corp.	RBS	4.100%	03/20/2011	35.180%	10,000	(3,444)	0	(3,444)
UBS Warburg LLC	BNP	0.760%	03/20/2013	2.293%	30	(2)	0	(2)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	47,600	(1,689)	0	(1,689)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	31,000	(2,835)	0	(2,835)
Wachovia Corp.	BCLY	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)
Wachovia Corp.	DUB	1.240%	03/20/2013	3.028%	4,500	(280)	0	(280)
Wachovia Corp.	DUB	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)
Wells Fargo & Co.	GSC	1.300%	12/20/2009	1.300%	42,100	(704)	(704)	0
Wells Fargo & Co.	GSC	1.400%	12/20/2009	1.400%	20,000	(320)	(320)	0

						$(1,185,019)	$(63,840)	$(1,121,179)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	DUB	0.320%	07/25/2045	$25,000	$(20,618)	$(7,375)	$(13,243)
ABX.HE AAA 06-1 Index	CITI	0.180%	07/25/2045	23,627	(8,477)	(2,157)	(6,320)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	23,627	(8,501)	(2,126)	(6,375)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	14,661	(6,669)	(5,571)	(1,098)
ABX.HE AAA 06-2 Index	MSC	0.110%	05/25/2046	12,936	(5,884)	(4,915)	(969)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	15,000	(10,536)	(9,675)	(861)
ABX.HE AAA 07-1 Index	JPM	0.090%	08/25/2037	25,000	(17,560)	(16,250)	(1,310)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	35,500	(14,349)	0	(14,349)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	32,300	(12,814)	0	(12,814)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	22,600	(8,946)	0	(8,946)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	51,800	(20,954)	0	(20,954)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	40,400	(16,329)	0	(16,329)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	48,800	(19,451)	0	(19,451)
CDX.HY-8 5-Year Index 25-35%	MLP	2.080%	06/20/2012	31,000	(12,348)	0	(12,348)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	25,200	(10,008)	0	(10,008)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	7,600	(3,027)	0	(3,027)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	65,700	(26,071)	0	(26,071)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	23,800	(9,427)	0	(9,427)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	101,430	(12,517)	0	(12,517)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	127,665	(15,614)	0	(15,614)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	97,529	(11,891)	0	(11,891)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	(743)	0	(743)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	(239)	0	(239)
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	(620)	0	(620)
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	(565)	0	(565)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	(1,627)	0	(1,627)
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	(1,290)	0	(1,290)
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	(3)	0	(3)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	17	0	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	6	0	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	15	0	15
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	448	0	448
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	748	0	748
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	8	0	8
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	221	0	221
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	510	0	510
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	(3,924)	0	(3,924)
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	(815)	0	(815)
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	(2,326)	0	(2,326)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	(1,669)	0	(1,669)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	(842)	0	(842)

See Accompanying Notes	Annual Report	March 31, 2009	113

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	$164,900	$(1,499)	$0	$(1,499)
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	(2,223)	0	(2,223)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	130,000	(8,623)	(10,191)	1,568
MCDX.NA-11 5-Year Index	GSC	0.900%	12/20/2013	75,000	(3,701)	(5,164)	1,463

					$(300,724)	$(63,424)	$(237,300)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,031	$(1)	$3,032
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,703	(69)	2,772
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,119	0	3,119
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		105,800	2,456	78	2,378
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		266,400	5,432	46	5,386
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		74,030	1,500	0	1,500
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		75,400	1,483	0	1,483
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		74,100	1,549	0	1,549
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		34,200	713	0	713
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		21,200	376	9	367
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	(492)	0	(492)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(46)	0	(46)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(52)	0	(52)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	4	0	4
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	2,531	(505)	3,036
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	2,563	(409)	2,972
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	5,413	442	4,971
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	96	16	80
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	2,938	177	2,761
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	5,663	0	5,663
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(1,401)	(2,885)	1,484
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(96)	0	(96)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(74)	0	(74)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(146)	0	(146)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,651	121	1,530
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	277	55	222
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	1,585	175	1,410
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	1,303,500	17,964	1,303	16,661
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	6,638	(586)	7,224
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	6,237	774	5,463
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		907,900	(66)	1,771	(1,837)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	36,404	(3,528)	39,932
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	53,473	(4,526)	57,999
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	3,112	143	2,969
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	4,800	217	4,583
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		5,769,500	200,567	0	200,567
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	226,565	30,010	196,555
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	19,843	(897)	20,740
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	9,106	4,565	4,541
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		7,419,300	243,816	(72,969)	316,785
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		6,250,800	205,417	(7,886)	213,303
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		166,400	8,297	6,395	1,902

114	PIMCO Funds	See Accompanying Notes

March 31, 2009

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		$2,066,300	$103,030	$66,439	$36,591
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,004,600	99,953	69,869	30,084
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	66,645	41,189	25,456
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,487,600	74,174	51,677	22,497
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		700	65	66	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300,700	(81,971)	3,355	(85,326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		42,900	(11,695)	(429)	(11,266)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		123,700	4,614	(10,558)	15,172
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		70,400	2,626	(2,477)	5,103
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		167,400	(57,833)	(17,559)	(40,274)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		389,400	(134,530)	6,833	(141,363)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,710	(3,355)	312	(3,667)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		544,720	(187,866)	(8,530)	(179,336)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	13,582	1,144	12,438
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		1,094,600	7,825	5,211	2,614
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	14,600	1,429	13,171
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	29,535	(3,876)	33,411
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	971,000	11,746	(22,582)	34,328
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	1,216	(2,378)	3,594
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	10,448	(19,715)	30,163
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,681	(9,807)	14,488
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	4,790	(7,500)	12,290
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,741	(8,799)	59,540
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	50,869	(5,619)	56,488
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,744	(1,809)	14,553
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	36,109	(20,323)	56,432
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	14,384	3,038	11,346
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	5,968	(309)	6,277
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	2,841	(130)	2,971
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	4,591	(192)	4,783
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	9,680	(1,961)	11,641
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	17,770	4,594	13,176
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	177	17	160
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		19,200	2,548	(36)	2,584
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,948	209	2,739
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	20,610	1,649	18,961
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	14,219	54	14,165
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	11,921	(91)	12,012
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	14,946	(57)	15,003
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	10,431	0	10,431
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	677	0	677
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	993	28	965
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$664,900	(110,155)	(41,943)	(68,212)

							$1,232,241	$22,469	$1,209,772

(p)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,654,700	$49,803	$175,323
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	133,706
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	37,620
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	237,961
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	111,593
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	65,069
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	400,646
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	95,601

							$336,724	$1,257,519

(q)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	2,399	$1,796	$1,648
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	11,278	4,347	2,719
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	5,157	4,836	1,103
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	8,520	4,934	5,882
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	10,889	3,426	1,089

				$19,339	$12,441

See Accompanying Notes	Annual Report	March 31, 2009	115

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	108,000	$1,201	$44
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		17,000	179	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		16,000	171	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		109,000	1,245	45
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$931,000	7,249	1,498
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		352,500	1,463	394
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		806,500	3,971	306
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,538,000	7,009	395
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		221,500	1,240	14
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		222,000	903	13
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		145,000	1,522	233
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		297,000	1,203	332
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		36,500	343	59
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		73,500	298	82
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		322,000	1,741	20
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		322,000	1,811	19
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		564,800	3,844	909
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		613,500	2,909	686
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		200,500	862	224
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		248,500	2,355	400
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		76,000	68	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		76,000	388	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		339,000	2,407	545
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,523,000	10,055	958

								$54,437	$7,188

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$613,000	$3,724	$28

Transactions	in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	131,768	$22,801,100	EUR	0	$575,863
Sales	270,807	22,455,200		283,000	554,147
Closing Buys	(60,564)	(34,734,500)		(33,000)	(782,072)
Expirations	(303,768)	0		0	(270,438)
Exercised	0	0		0	0

Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500

(r)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,104	$1,135	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.592%	05/25/2037	05/16/2007	20,523	16,005	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	224	200	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	1,329	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	86	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,672	1,727	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$24,753	$20,489	0.01%

(s)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$800	$829	$829

116	PIMCO Funds	See Accompanying Notes

March 31, 2009

(t)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(519)	$(519)
Sell		BCLY	101,428	04/2009	0	(235)	(235)
Buy		HSBC	41,238	04/2009	0	(207)	(207)
Sell		HSBC	41,238	04/2009	0	(86)	(86)
Buy		JPM	360,000	04/2009	0	(1,996)	(1,996)
Sell		JPM	360,000	04/2009	0	(786)	(786)
Buy	AUD	JPM	78,861	04/2009	4,676	0	4,676
Buy		UBS	8,301	05/2009	0	(58)	(58)
Buy	BRL	HSBC	288,252	04/2009	0	(3,679)	(3,679)
Sell		HSBC	247,050	04/2009	3,644	0	3,644
Buy		JPM	41,149	04/2009	0	(534)	(534)
Sell		JPM	82,350	04/2009	1,182	0	1,182
Buy		BCLY	223,948	06/2009	3,035	0	3,035
Sell		BCLY	302,730	06/2009	1,596	(752)	844
Sell		CSFB	400,000	06/2009	2,398	(2,735)	(337)
Sell		DUB	297,038	06/2009	1,867	(643)	1,224
Buy		HSBC	760,752	06/2009	4,696	(3,554)	1,142
Sell		HSBC	1,130,834	06/2009	22,611	(4,498)	18,113
Buy		JPM	82,350	06/2009	0	(1,153)	(1,153)
Sell		JPM	1,016,472	06/2009	13,162	(9,453)	3,709
Buy		MLP	44,215	06/2009	332	0	332
Sell		MLP	2,099,660	06/2009	0	(27,050)	(27,050)
Sell		RBC	270,077	06/2009	27,259	0	27,259
Buy		RBS	274,160	06/2009	2,020	0	2,020
Sell		RBS	1,207,465	06/2009	16,641	(8,556)	8,085
Sell		UBS	112,101	06/2009	10,469	(10)	10,459
Sell	CAD	GSC	16,371	04/2009	0	(148)	(148)
Buy		JPM	82,120	04/2009	0	(1,734)	(1,734)
Sell		RBS	11,145	04/2009	0	(61)	(61)
Buy	CNY	BCLY	1,250,095	07/2009	0	(10,428)	(10,428)
Sell		BCLY	827,200	07/2009	0	(4,620)	(4,620)
Sell		CITI	1,556,789	07/2009	0	(5,957)	(5,957)
Buy		DUB	2,359,485	07/2009	0	(18,423)	(18,423)
Sell		DUB	2,432,233	07/2009	0	(9,290)	(9,290)
Buy		HSBC	1,925,083	07/2009	0	(14,697)	(14,697)
Sell		HSBC	1,121,711	07/2009	0	(4,235)	(4,235)
Buy		JPM	1,029,913	07/2009	0	(8,958)	(8,958)
Sell		JPM	626,644	07/2009	0	(3,973)	(3,973)
Buy		BCLY	342,314	09/2009	711	0	711
Sell		BCLY	694,902	09/2009	0	(2,612)	(2,612)
Buy		CITI	220,932	09/2009	564	0	564
Sell		CITI	644,448	09/2009	0	(2,264)	(2,264)
Buy		DUB	1,000,996	09/2009	2,311	0	2,311
Buy		HSBC	445,491	09/2009	1,070	0	1,070
Sell		HSBC	224,299	09/2009	0	(891)	(891)
Buy		JPM	182,170	09/2009	321	0	321
Sell		JPM	628,255	09/2009	0	(2,456)	(2,456)
Buy		BCLY	233,076	03/2010	0	(289)	(289)
Buy		HSBC	233,622	03/2010	0	(209)	(209)
Buy		JPM	372,463	03/2010	0	(365)	(365)
Buy	EUR	BCLY	50,636	04/2009	0	(1,335)	(1,335)
Sell		HSBC	765,962	04/2009	0	(50,354)	(50,354)
Buy		UBS	762	04/2009	0	(18)	(18)
Buy	GBP	BCLY	340	04/2009	0	(6)	(6)
Sell		DUB	273,207	04/2009	4,040	0	4,040
Sell		MSC	457,250	04/2009	5,355	0	5,355
Buy		UBS	63,048	04/2009	0	(2,555)	(2,555)
Buy	INR	BCLY	3,356,737	04/2009	56	(1,187)	(1,131)
Sell		BCLY	1,253,811	04/2009	0	(907)	(907)
Buy		BOA	2,237,605	04/2009	57	0	57
Sell		BOA	1,433,234	04/2009	686	0	686
Buy		CITI	1,889,000	04/2009	0	(562)	(562)
Buy		DUB	1,897,056	04/2009	0	(263)	(263)
Sell		DUB	1,084,986	04/2009	0	(671)	(671)
Buy		HSBC	2,817,441	04/2009	0	(819)	(819)
Sell		JPM	8,425,807	04/2009	2,157	(2,487)	(330)
Sell	JPY	BNP	9,536,920	05/2009	1,655	0	1,655
Buy		RBS	13,743,276	05/2009	0	(600)	(600)
Buy		UBS	2,900,000	05/2009	0	(478)	(478)
Sell		MSC	9,536,920	06/2009	1,523	0	1,523
Buy	KWD	BCLY	4,708	04/2009	0	(1,872)	(1,872)

See Accompanying Notes	Annual Report	March 31, 2009	117

Summary Schedule of Investments Total Return Fund (Cont.)	March 31, 2009

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KWD	BCLY	4,708	04/2009	$612	$0	$612
Buy		HSBC	6,214	04/2009	0	(2,490)	(2,490)
Sell		HSBC	6,214	04/2009	636	0	636
Buy	MXN	CITI	418	05/2009	0	0	0
Sell		JPM	418	05/2009	0	(2)	(2)
Sell		CITI	418	11/2009	0	0	0
Buy	MYR	BCLY	76,294	04/2009	0	(890)	(890)
Sell		BCLY	128,271	04/2009	0	(126)	(126)
Buy		BOA	65,095	04/2009	0	(730)	(730)
Buy		CITI	130,338	04/2009	0	(1,330)	(1,330)
Sell		CITI	62,939	04/2009	0	(85)	(85)
Buy		HSBC	149,342	04/2009	0	(939)	(939)
Sell		JPM	229,860	04/2009	0	(499)	(499)
Buy	NZD	JPM	65,836	04/2009	59	0	59
Buy		BCLY	32,457	05/2009	339	0	339
Sell		BCLY	23,641	05/2009	0	(20)	(20)
Buy	PHP	BCLY	113,190	05/2009	32	0	32
Buy		CITI	2,774,571	05/2009	155	(301)	(146)
Sell		CITI	3,726,326	05/2009	0	(3,049)	(3,049)
Buy		JPM	838,565	05/2009	8	0	8
Sell	PLN	DUB	1,704	05/2009	277	0	277
Buy		HSBC	1,704	05/2009	0	(266)	(266)
Buy	RUB	DUB	2,416,000	05/2009	0	(29,589)	(29,589)
Sell		DUB	864,570	05/2009	10,955	0	10,955
Buy		JPM	1,687,591	05/2009	0	(20,688)	(20,688)
Sell		JPM	1,354,849	05/2009	17,156	0	17,156
Sell		MLP	1,195,875	05/2009	15,148	0	15,148
Sell		UBS	688,297	05/2009	8,661	0	8,661
Buy	SAR	BCLY	61,710	04/2009	0	(254)	(254)
Sell		BCLY	61,710	04/2009	0	(109)	(109)
Buy		HSBC	411,542	04/2009	0	(1,686)	(1,686)
Sell		HSBC	411,542	04/2009	0	(812)	(812)
Buy		JPM	411,310	04/2009	0	(1,711)	(1,711)
Sell		JPM	411,310	04/2009	0	(754)	(754)
Sell	SGD	BCLY	92,533	04/2009	191	(13)	178
Buy		CITI	214,951	04/2009	0	(5,957)	(5,957)
Sell		CITI	91,990	04/2009	171	0	171
Buy		DUB	152,053	04/2009	0	(3,318)	(3,318)
Sell		DUB	128	04/2009	5	0	5
Buy		HSBC	84,690	04/2009	0	(2,235)	(2,235)
Sell		HSBC	326,608	04/2009	1,029	(75)	954
Sell		JPM	92,766	04/2009	177	(8)	169
Buy		RBS	73,290	04/2009	0	(1,692)	(1,692)
Buy		UBS	79,040	04/2009	0	(1,478)	(1,478)
Buy		HSBC	65,450	07/2009	0	(2,258)	(2,258)
Sell		HSBC	65,450	07/2009	47	(18)	29

					$191,752	$(305,610)	$(113,858)

(u)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$1,031,743	$197,800,926	$142,304	$198,974,973
Short Sales, at value	0	(829)	0	(829)
Other Financial Instruments ++	1,761,391	(101,249)	11,987	1,672,129

Total	$2,793,134	$197,698,848	$154,291	$200,646,273

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$506,523	$(208,104)	$1,609	$7	$(32,213)	$(125,518)	$142,304
Other Financial Instruments ++	(21,462)	0	0	0	4,481	28,968	11,987

Total	$485,061	$(208,104)	$1,609	$7	$(27,732)	$(96,550)	$154,291

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

118	PIMCO Funds	See Accompanying Notes

Schedule of Investments Unconstrained Bond Fund	March 31, 2009

	SHARES	VALUE (000S)
PIMCO FUNDS (d) 20.9%

Short-Term Floating NAV Portfolio	20,109,907	$201,200

Total PIMCO Funds (Cost $201,163)		201,200

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 26.7%

BANKING & FINANCE 17.3%

American Express Bank FSB
5.500% due 04/16/2013	$8,500	7,340
6.000% due 09/13/2017	600	506

American Express Centurion Bank
0.583% due 03/23/2010	600	563
0.714% due 06/12/2012	2,200	1,832
6.000% due 09/13/2017	200	169

American Express Credit Corp.
5.875% due 05/02/2013	200	176

American General Finance Corp.
6.900% due 12/15/2017	300	105

American International Group, Inc.
4.950% due 03/20/2012	1,100	538
5.600% due 10/18/2016	1,500	663
5.850% due 01/16/2018	300	118
8.175% due 05/15/2058	1,100	94
8.250% due 08/15/2018	6,700	2,871

ANZ National International Ltd.
6.200% due 07/19/2013	200	193

Bank of America Corp.
1.420% due 10/14/2016	1,300	821
5.650% due 05/01/2018	9,000	7,526
6.000% due 09/01/2017	2,325	1,983
8.000% due 12/29/2049	600	241
8.125% due 12/29/2049	4,400	1,810

Bank of America N.A.
1.777% due 06/23/2010	200	185

Barclays Bank PLC
6.050% due 12/04/2017	100	79
7.434% due 09/29/2049	200	83
7.700% due 04/29/2049	300	132

Bear Stearns Cos. LLC
5.300% due 10/30/2015	3,020	2,805

Block Financial LLC
7.875% due 01/15/2013	2,500	2,466

Capital One Financial Corp.
6.750% due 09/15/2017	100	84

Caterpillar Financial Services Corp.
1.976% due 06/24/2011	8,400	7,912

Citigroup Capital XXI
8.300% due 12/21/2057	6,500	3,137

Citigroup, Inc.
4.125% due 02/22/2010	175	169
5.300% due 10/17/2012	500	441
5.500% due 04/11/2013	100	88
6.000% due 08/15/2017	7,800	6,746
6.125% due 11/21/2017	1,380	1,199
6.125% due 05/15/2018	200	173
8.400% due 04/29/2049	6,100	3,455

Credit Suisse New York
5.000% due 05/15/2013	1,300	1,258
6.000% due 02/15/2018	100	87

Deutsche Bank AG
4.875% due 05/20/2013	500	491
6.000% due 09/01/2017	750	726

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	$100	$71
7.375% due 10/28/2009	3,700	3,319
7.800% due 06/01/2012	50	34

General Electric Capital Corp.
1.611% due 01/08/2016	399	266
5.875% due 01/14/2038	100	72
6.875% due 01/10/2039	8,088	6,622

GMAC LLC
6.625% due 05/15/2012	200	110
6.875% due 09/15/2011	2,800	1,768
7.000% due 02/01/2012	200	114
7.250% due 03/02/2011	5,000	3,257
8.000% due 11/01/2031	1,500	558

Goldman Sachs Group, Inc.
1.532% due 06/28/2010	700	668
5.350% due 01/15/2016	2,800	2,486
5.750% due 10/01/2016	200	181
6.150% due 04/01/2018	2,300	2,106
6.250% due 09/01/2017	4,215	3,915
6.750% due 10/01/2037	500	339

HSBC Finance Corp.
1.192% due 10/21/2009	100	95

International Lease Finance Corp.
5.750% due 06/15/2011	2,200	1,430

John Deere Capital Corp.
2.042% due 06/10/2011	10,000	9,506

JPMorgan Chase & Co.
1.276% due 06/26/2009	100	100
7.900% due 04/29/2049	1,300	837

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	188

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	506	321

KeyCorp
6.500% due 05/14/2013	1,000	977

Lloyds TSB Bank PLC
2.800% due 04/02/2012 (a)	9,300	9,373

Macquarie Bank Ltd.
4.100% due 12/17/2013	7,800	7,854

Merrill Lynch & Co., Inc.
1.328% due 08/14/2009	100	98
5.000% due 02/03/2014	5,000	3,860
6.400% due 08/28/2017	10,000	7,189
6.875% due 04/25/2018	600	470

Morgan Stanley
3.338% due 05/14/2010	2,000	1,949
6.000% due 04/28/2015	400	378
6.600% due 04/01/2012	1,000	1,005
6.625% due 04/01/2018	10,200	9,748

National City Corp.
3.125% due 04/30/2009	570	570

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	6,000	5,222

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	2,545	1,121
7.648% due 08/29/2049	900	406
9.118% due 03/31/2049	2,800	1,372

SLM Corp.
1.299% due 07/27/2009	1,800	1,734

Swedbank AB
3.000% due 12/22/2011	4,000	4,069

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,000	3,260
7.700% due 08/07/2013	100	89

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

UBS AG
2.219% due 06/19/2010	$2,400	$2,265
5.750% due 04/25/2018	250	210

Wachovia Bank N.A.
1.650% due 03/15/2016	900	539

Wachovia Corp.
1.360% due 08/01/2013	4,000	2,947
5.300% due 10/15/2011	1,000	988

Wells Fargo Bank N.A.
4.750% due 02/09/2015	1,000	855

Wells Fargo Capital XIII
7.700% due 12/29/2049	300	143

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	200	200

		166,519

INDUSTRIALS 9.1%

Aetna, Inc.
6.500% due 09/15/2018	500	493

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,032

Altria Group, Inc.
9.700% due 11/10/2018	5,000	5,455

Black & Decker Corp.
8.950% due 04/15/2014 (a)	4,600	4,545

Boston Scientific Corp.
6.000% due 06/15/2011	100	97

Cardinal Health, Inc.
1.705% due 10/02/2009	300	295

CODELCO, Inc.
5.625% due 09/21/2035	3,000	2,607

Con-way, Inc.
7.250% due 01/15/2018	2,500	1,944

CVS Caremark Corp.
1.561% due 06/01/2010	950	916

Daimler Finance North America LLC
8.500% due 01/18/2031	2,000	1,794

Gaz Capital S.A.
6.212% due 11/22/2016	4,000	3,000

General Electric Co.
5.250% due 12/06/2017	9,000	8,343

General Motors Corp.
8.800% due 03/01/2021	300	40

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	200	203

Kraft Foods, Inc.
5.625% due 11/01/2011	100	104
6.125% due 02/01/2018	100	100

Kroger Co.
6.400% due 08/15/2017	500	514

Masco Corp.
6.125% due 10/03/2016	5,000	3,214

McKesson Corp.
7.500% due 02/15/2019	5,000	5,320

Newell Rubbermaid, Inc.
10.600% due 04/15/2019	3,400	3,440

Nordstrom, Inc.
6.250% due 01/15/2018	5,000	3,931

Pemex Project Funding Master Trust
5.750% due 03/01/2018	7,900	6,636

PepsiCo, Inc.
7.900% due 11/01/2018	1,500	1,848

See Accompanying Notes	Annual Report	March 31, 2009	119

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Petrobras International Finance Co.
7.875% due 03/15/2019	$7,200	$7,497

Reynolds American, Inc.
2.020% due 06/15/2011	400	360

Roche Holdings, Inc.
3.249% due 02/25/2011	5,600	5,593

RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,655
6.125% due 01/15/2017	5,000	3,341

Shell International Finance BV
6.375% due 12/15/2038	3,000	3,176

Southern Co.
1.951% due 08/20/2010	200	200

Staples, Inc.
9.750% due 01/15/2014	6,000	6,289

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,233

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,512

		87,727

UTILITIES 0.3%

AT&T, Inc.
5.500% due 02/01/2018	100	97

British Telecommunications PLC
5.950% due 01/15/2018	800	652

Embarq Corp.
6.738% due 06/01/2013	600	560

Enel Finance International S.A.
6.250% due 09/15/2017	200	182

Virginia Electric and Power Co.
8.875% due 11/15/2038	900	1,105

		2,596

Total Corporate Bonds & Notes (Cost $266,053)		256,842

MUNICIPAL BONDS & NOTES 3.0%

Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
8.849% due 10/01/2041	150	118

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,300	2,021

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	9,300	9,287

Cincinnati, Ohio City School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,165

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,314

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	191

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	530

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,086
5.750% due 06/01/2043	4,600	3,133

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	$1,900	$1,840

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.145% due 06/15/2031	100	103

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	200	195

San Diego County, California Water Authority Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2028	2,200	2,205

San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	100	91

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,118

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.086% due 02/15/2031	100	111

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.114% due 02/01/2027	100	106
8.190% due 10/01/2031	170	186

Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037	200	193

Total Municipal Bonds & Notes (Cost $28,644)		28,993

U.S. GOVERNMENT AGENCIES 82.6%

Fannie Mae
0.582% due 12/25/2036	625	559
0.622% due 01/25/2021	147	145
0.652% due 03/25/2036	402	343
0.872% due 09/25/2042	135	123
1.422% due 04/25/2032	11	11
1.625% due 11/25/2023	181	180
3.022% due 03/01/2044 - 09/01/2044	964	953
4.000% due 05/01/2024	10,000	10,138
4.476% due 05/01/2035	977	999
4.846% due 09/01/2031	14	14
5.000% due 07/25/2019 - 12/01/2038	4,495	4,645
5.089% due 06/01/2035	679	700
5.500% due 03/01/2036 - 05/01/2039	387,034	401,842
5.500% due 09/01/2038 (h)	2,043	2,123
5.507% due 12/01/2035	42	44
6.000% due 05/01/2024 - 05/01/2039	185,405	193,708
6.500% due 08/01/2029 - 04/01/2039	39,833	41,963

Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023	51	52

Freddie Mac
0.756% due 10/15/2020	58	57
3.222% due 07/25/2044	746	731
4.500% due 10/15/2019	34	35
5.000% due 04/15/2018 - 11/15/2021	260	263
5.500% due 06/01/2036 - 04/01/2039	5,395	5,599

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 10/25/2043	$210	$220

Ginnie Mae
5.000% due 05/01/2039	500	516
6.000% due 12/15/2028 - 04/01/2039	93,994	98,313
6.500% due 04/15/2038 - 04/01/2039	27,781	29,134

Overseas Private Investment Corp.
0.000% due 09/20/2013	852	880

Total U.S. Government Agencies (Cost $784,645)		794,290

U.S. TREASURY OBLIGATIONS 16.6%

Treasury Inflation Protected Securities (c)
1.625% due 01/15/2018	12,093	12,270
2.000% due 01/15/2026	1,596	1,581
2.125% due 01/15/2019 (g)	13,668	14,608
2.500% due 07/15/2016	20,907	22,436
2.500% due 01/15/2029	6,981	7,588
2.625% due 07/15/2017	1,528	1,665

U.S. Treasury Bonds
5.375% due 02/15/2031	6,000	7,579
7.125% due 02/15/2023	4,000	5,627
7.875% due 02/15/2021	14,800	21,474
8.125% due 05/15/2021	30,300	44,929
8.500% due 02/15/2020	6,000	8,961

U.S. Treasury Strips
0.000% due 11/15/2021	18,000	11,397

Total U.S. Treasury Obligations (Cost $151,612)		160,115

MORTGAGE-BACKED SECURITIES 1.8%

American Home Mortgage Assets
0.732% due 10/25/2046	295	96

American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,725	2,070
5.660% due 09/25/2045	2,068	1,112

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	782	768

Banc of America Mortgage Securities, Inc.
4.368% due 01/25/2035	1,334	1,067

Bear Stearns Adjustable Rate Mortgage Trust
4.861% due 04/25/2034	677	452
5.473% due 05/25/2047	96	50

Bear Stearns Alt-A Trust
0.722% due 02/25/2034	298	70
5.718% due 11/25/2036	192	89

Chase Mortgage Finance Corp.
4.605% due 02/25/2037	2,418	1,845
4.825% due 02/25/2037	1,438	908
4.933% due 02/25/2037	262	201

Chaseflex Trust
0.982% due 07/25/2037	1,331	549

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	66	42
6.008% due 09/25/2037	386	193

Countrywide Alternative Loan Trust
0.625% due 09/20/2046	65	63
0.740% due 12/20/2046	387	126
5.500% due 03/25/2036	263	153
6.500% due 06/25/2036	64	32

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	63	37

120	PIMCO Funds	See Accompanying Notes

March 31, 2009

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.816% due 08/19/2045	$83	$34
3.853% due 07/19/2044	11	7

Greenpoint Mortgage Funding Trust
0.602% due 01/25/2047	457	391

Harborview Mortgage Loan Trust
0.746% due 01/19/2038	4,319	1,537
0.776% due 05/19/2035	170	63
0.796% due 03/19/2036	360	132

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	22	16

Mellon Residential Funding Corp.
0.906% due 11/15/2031	183	141
0.996% due 12/15/2030	71	57

Morgan Stanley Mortgage Loan Trust
4.829% due 08/25/2034	175	103
5.416% due 06/25/2036	280	205

Residential Accredit Loans, Inc.
0.772% due 02/25/2036	1,057	353

Structured Adjustable Rate Mortgage Loan Trust
2.914% due 01/25/2035	64	25

Structured Asset Mortgage Investments, Inc.
0.712% due 07/25/2046	288	117
0.742% due 05/25/2036	367	129
0.802% due 02/25/2036	127	49

Structured Asset Securities Corp.
5.000% due 12/25/2034	33	31

TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	55	49

Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	199	138
5.308% due 11/15/2048	900	601

WaMu Mortgage Pass-Through Certificates
0.792% due 12/25/2045	65	27
2.333% due 02/25/2047	291	89
2.363% due 01/25/2047	146	53
2.613% due 06/25/2046	166	63
3.955% due 09/25/2046	68	26
4.546% due 10/25/2034	1,696	1,271
5.414% due 02/25/2037	286	156

Wells Fargo Mortgage-Backed Securities Trust
4.265% due 07/25/2035	87	72
4.574% due 12/25/2034	1,444	1,128

Total Mortgage-Backed Securities (Cost $15,944)		16,986

ASSET-BACKED SECURITIES 1.0%

ACE Securities Corp.
0.672% due 12/25/2035	18	18

Argent Securities, Inc.
0.572% due 10/25/2036	16	15
0.722% due 10/25/2035	119	96

Asset-Backed Funding Certificates
0.872% due 06/25/2034	83	41

Bear Stearns Asset-Backed Securities Trust
0.572% due 11/25/2036	31	26
0.852% due 01/25/2036	143	127
0.872% due 09/25/2034	88	77
5.500% due 08/25/2036	2,147	1,150

Bear Stearns Second Lien Trust
0.742% due 12/25/2036	557	167

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Carrington Mortgage Loan Trust
0.572% due 01/25/2037		$334	$308
0.622% due 06/25/2037		177	132
0.682% due 01/25/2036		217	201

Chase Issuance Trust
2.820% due 09/15/2015		500	458

Citigroup Mortgage Loan Trust, Inc.
0.582% due 05/25/2037		62	49

Countrywide Asset-Backed Certificates
0.572% due 05/25/2037		124	112
0.572% due 12/25/2046		7	6
0.682% due 02/25/2036		7	7
0.862% due 12/25/2036		57	33

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		58	48
6.280% due 05/25/2035		2,600	1,381

First NLC Trust
0.592% due 08/25/2037		61	39

Fremont Home Loan Trust
0.582% due 01/25/2037		83	71

HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036		13	12

Indymac Residential Asset-Backed Trust
0.582% due 04/25/2037		20	19

JPMorgan Mortgage Acquisition Corp.
0.562% due 08/25/2036		9	9
0.582% due 03/25/2047		55	42
0.602% due 08/25/2036		46	41

Long Beach Mortgage Loan Trust
0.702% due 08/25/2035		22	21
0.802% due 10/25/2034		14	6

MASTR Asset-Backed Securities Trust
0.572% due 11/25/2036		81	76
0.582% due 11/25/2036		296	273

Option One Mortgage Loan Trust
0.652% due 07/25/2037		100	48

SLC Student Loan Trust
1.214% due 02/15/2015		92	91

SLM Student Loan Trust
1.159% due 10/25/2016		93	93
2.459% due 01/25/2018		3,525	3,404
2.659% due 04/25/2023		399	392

Soundview Home Equity Loan Trust
0.602% due 06/25/2037		54	41

USAA Auto Owner Trust
4.980% due 10/15/2012		525	535

Wells Fargo Home Equity Trust
0.572% due 01/25/2037		9	9

Total Asset-Backed Securities (Cost $9,590)			9,674

SOVEREIGN ISSUES 0.4%

Mexico Government International Bond
5.950% due 03/19/2019		4,000	3,920

Total Sovereign Issues (Cost $3,992)			3,920

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%

ASIF III Jersey Ltd.
0.950% due 07/15/2009	JPY	205,000	1,961

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

CIT Group, Inc.
4.250% due 09/22/2011	EUR	900	$747

Citigroup, Inc.
1.698% due 06/28/2013		100	94
2.829% due 01/12/2012		800	856

Goldman Sachs Group, Inc.
4.750% due 01/28/2014		30	35
5.375% due 02/15/2013		200	246

Merrill Lynch & Co., Inc.
2.148% due 05/30/2014		200	182

Province of Ontario Canada
4.700% due 06/02/2037	CAD	500	390

SLM Corp.
4.750% due 03/17/2014	EUR	400	276

Total Foreign Currency-Denominated Issues (Cost $5,081)			4,787

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011		74,900	404

Bank of America Corp.
7.250% due 12/31/2049		3,000	1,274

Wells Fargo & Co.
7.500% due 12/31/2049		3,600	1,724

Total Convertible Preferred Stocks (Cost $5,133)			3,402

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049		1,000	1

Total Preferred Stocks (Cost $1)			1

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.160% due 04/01/2009		$5,000	5,000
(Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% due 01/31/2014 valued at $5,092. Repurchase proceeds are $5,000.)

0.190% due 04/01/2009		3,300	3,300
(Dated 03/31/2009. Collateralized by Freddie Mac 4.750% due 11/17/2015 valued at $3,376. Repurchase proceeds are $3,300.)

State Street Bank and Trust Co.
0.080% due 04/01/2009		571	571
(Dated 03/31/2009. Collateralized by U.S. Treasury Bills 0.000% due 05/07/2009 valued at $585. Repurchase proceeds are $571.)

			8,871

U.S. CASH MANAGEMENT BILLS 0.2%

0.462% due 04/29/2009 - 05/15/2009 (b)(e)(f)		1,800	1,800

See Accompanying Notes	Annual Report	March 31, 2009	121

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.1%

0.125% due 04/02/2009 - 05/07/2009 (b)(e)	$11,055	$11,054

Total Short-Term Instruments (Cost $21,725)		21,725

Total Investments 156.1% (Cost $1,493,583)		$1,501,935

Written Options (j) (0.0%) (Premiums $964)		(275)

Other Assets and Liabilities (Net) (56.1%)		(539,564)

Net Assets 100.0%		$962,096

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	The Unconstrained Bond Fund is investing in shares of affiliated Funds.
(e)	Securities with an aggregate market value of $11,479 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(f)	Securities with an aggregate market value of $900 have been pledged as collateral for delayed-delivery securities on March 31, 2009.
(g)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $6,060 at a weighted average interest rate of 0.420%. On March 31, 2009, securities valued at $6,312 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $745 and cash of $2,506 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	182	$5
90-Day Euribor September Futures	Long	09/2010	133	3
90-Day Eurodollar June Futures	Long	06/2009	334	385
90-Day Eurodollar March Futures	Long	03/2010	7	47
90-Day Eurodollar September Futures	Long	09/2009	571	522
Euro-Bobl June Futures	Long	06/2009	255	104
Euro-Bund 10-Year Bond June Futures	Long	06/2009	206	164
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	82	368
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	139	31
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	8	54

				$1,683

(i)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%	)	09/20/2018	1.270%		$500	$13	$0	$13
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	6.843%		1,700	473	0	473
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.126%		5,000	(73)	0	(73)
Black & Decker Corp.	BOA	(2.200%	)	06/20/2014	(2.200%	)	4,600	0	0	0
Block Financial LLC	JPM	(1.270%	)	03/20/2013	1.237%		2,500	(4)	0	(4)
BNP Paribas	JPM	(0.660%	)	03/20/2014	1.060%		10,000	182	0	182
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	2.269%		800	50	0	50
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	5.108%		2,500	190	0	190
Cox Communications, Inc.	JPM	(0.690%	)	09/20/2013	1.350%		1,000	27	0	27
CVS Caremark Corp.	BCLY	(1.300%	)	06/20/2010	0.877%		900	(5)	0	(5)
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.849%		20,000	(195)	0	(195)
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	1.450%		1,200	52	0	52
Kroger Co.	DUB	(0.775%	)	09/20/2017	1.063%		500	10	0	10
Masco Corp.	UBS	(4.650%	)	12/20/2016	4.632%		5,000	(13)	0	(13)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.604%		5,000	(16)	0	(16)
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	2.549%		3,400	(42)	0	(42)
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	3.518%		5,000	(536)	0	(536)
Pearson Dollar Finance Two PLC	BCLY	(0.770%	)	06/20/2018	0.714%		6,000	(29)	0	(29)

122	PIMCO Funds	See Accompanying Notes

March 31, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Progress Energy, Inc.	BCLY	(0.425%	)	09/20/2013	0.714%		$400	$5	$0	$5
Progress Energy, Inc.	BCLY	(0.600%	)	03/20/2014	0.720%		20,000	108	0	108
RR Donnelley & Sons Co.	CITI	(4.030%	)	03/20/2012	7.217%		2,000	156	0	156
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	6.618%		5,000	821	0	821
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.651%		1,200	0	0	0
Sempra Energy	BCLY	(1.100%	)	03/20/2014	1.200%		16,100	24	0	24
Staples, Inc.	BOA	(3.750%	)	03/20/2014	2.148%		6,000	(433)	0	(433)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.785%		1,400	53	0	53
UBS Warburg LLC	BCLY	(2.350%	)	03/20/2014	2.290%	EUR	800	(4)	0	(4)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.588%		$1,000	8	0	8

								$822	$0	$822

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc.	JPM	5.000%	12/20/2009	20.628%	$100	$(10)	$(13)	$3
CIT Group, Inc.	JPM	5.000%	06/20/2010	19.043%	900	(127)	(166)	39
Exxon Mobil Corp.	BCLY	0.970%	03/20/2014	0.499%	20,000	452	0	452
General Electric Capital Corp.	DUB	4.700%	12/20/2013	7.440%	4,000	(363)	0	(363)
Pacific Gas & Electric Co.	BCLY	3.750%	03/20/2014	2.199%	20,000	1,398	0	1,398

						$1,350	$(179)	$1,529

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$604	$(274)	$(229)	$(45)
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,100	(1,475)	(1,354)	(121)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(562)	(516)	(46)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	585	(59)	(47)	(12)

					$(2,370)	$(2,146)	$(224)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	JPM	CAD	1,200	$27	$17	$10
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBC		7,000	158	107	51
Pay	3-Month CAD Bank Bill	5.750%	12/19/2028	RBS		3,100	69	47	22
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$16,600	1,334	1,112	222
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	DUB		700	56	47	9
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,800	(348)	(48)	(300)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		4,300	(400)	82	(482)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	BOA		8,300	(773)	(718)	(55)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CITI		1,800	(167)	(73)	(94)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		100,000	(9,310)	(7,073)	(2,237)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CITI		1,700	(163)	(206)	43
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	RBS		200	8	(9)	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,000	(1,727)	(614)	(1,113)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		400	(138)	(8)	(130)

See Accompanying Notes	Annual Report	March 31, 2009	123

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		$1,300	$(449)	$(105)	$(344)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	123	(19)	142
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	114	(20)	134
Pay	6-Month GBP-LIBOR	4.500%	03/18/2014	BCLY		10,000	988	593	395
Pay	6-Month GBP-LIBOR	3.500%	09/16/2019	HSBC		1,200	(39)	(9)	(30)

							$(10,637)	$(6,897)	$(3,740)

(j)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	91	$66	$63
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	85	18	20
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	176	172	38
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	112	35	24

				$291	$145

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.100%	05/22/2009	$27,600	$115	$73
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	11,300	55	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	11,300	85	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	1,300	9	1
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	5,100	27	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	5,100	37	0
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	04/27/2009	20,900	22	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.500%	04/27/2009	20,900	165	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	11,800	41	5
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	12,900	80	11

							$636	$94

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Citigroup, Inc.	$3.000	09/19/2009	$56	$37	$36

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 06/30/2008	0	$0	$0
Sales	745	128,956	1,053
Closing Buys	(256)	(700)	(80)
Expirations	(25)	0	(9)
Exercised	0	0	0

Balance at 03/31/2009	464	$128,256	$964

(k)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (6)
Fannie Mae	5.000%	04/01/2039	$4,300	$4,371	$4,436
Fannie Mae	5.000%	05/01/2039	5,000	5,166	5,171
Ginnie Mae	5.500%	04/01/2039	2,000	2,066	2,082
U.S. Treasury Notes	4.000%	08/15/2018	36,500	39,684	40,785

				$51,287	$52,474

(6)	Market value includes $202 of interest payable on short sales.

124	PIMCO Funds	See Accompanying Notes

March 31, 2009

(l)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	JPM	481	04/2009	$5	$0	$5
Buy	CNY	DUB	310	07/2009	0	(3)	(3)
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell	EUR	BCLY	338	04/2009	0	(21)	(21)
Sell		HSBC	2,711	04/2009	2	(175)	(173)
Buy		RBS	326	04/2009	0	(8)	(8)
Sell	GBP	DUB	496	04/2009	7	0	7
Sell		MSC	830	04/2009	10	0	10
Sell	JPY	BNP	95,971	05/2009	17	0	17
Sell		MSC	95,971	06/2009	15	0	15
Buy	RUB	BCLY	9,760	05/2009	0	(7)	(7)
Sell		BCLY	6,914	05/2009	8	0	8
Sell		DUB	1,137	05/2009	3	0	3
Sell		JPM	1,709	05/2009	3	0	3

					$70	$(215)	$(145)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/2009
Investments, at value	$204,603	$1,297,280	$52	$1,501,935
Short Sales, at value	0	(52,474)	0	(52,474)
Other Financial Instruments ++	1,683	(2,033)	0	(350)

Total	$206,286	$1,242,773	$52	$1,449,111

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending March 31, 2009:

	Beginning Balance at 06/30/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$51	$0	$0	$1	$0	$52
Other Financial Instruments ++	0	0	0	0	0	0	0

Total	$0	$51	$0	$0	$1	$0	$52

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Annual Report	March 31, 2009	125

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class R
03/31/2009	$12.55	$0.60	$(2.90)	$(2.30)	$(0.56)	$0.00
03/31/2008	12.77	0.90	(0.20)	0.70	(0.92)	0.00
03/31/2007	12.61	0.66	0.20	0.86	(0.66)	(0.04)
01/31/2006 - 03/31/2006	12.85	0.03	(0.21)	(0.18)	(0.06)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Class R
03/31/2009	$10.39	$0.39	$(0.93)	$(0.54)	$(0.31)	$(0.49)
03/31/2008	10.17	0.32	0.20	0.52	(0.30)	0.00
03/31/2007	10.30	0.29	0.05	0.34	(0.24)	(0.21)
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)
03/31/2005	10.52	0.21	0.34	0.55	(0.20)	(0.31)

Global Advantage Strategy Fund
Class R
02/05/2009 - 03/31/2009	$10.00	$0.03	$0.06	$0.09	$(0.03)	$0.00

Global Multi-Asset Fund
Class R
10/29/2008 - 03/31/2009	$10.00	$0.07	$(0.46)	$(0.39)	$(0.31)	$0.00

High Yield Fund
Class R
03/31/2009	$9.20	$0.62	$(2.63)	$(2.01)	$(0.56)	$0.00
03/31/2008	9.94	0.62	(0.70)	(0.08)	(0.65)	(0.01)
03/31/2007	9.77	0.62	0.18	0.80	(0.62)	(0.01)
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00
03/31/2005	9.69	0.60	0.02	0.62	(0.61)	0.00

Income Fund
Class R
03/31/2009	$9.92	$0.62	$(1.43)	$(0.81)	$(0.57)	$0.00
03/31/2008	10.00	0.51	(0.08)	0.43	(0.51)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

Low Duration Fund
Class R
03/31/2009	$10.14	$0.35	$(0.70)	$(0.35)	$(0.36)	$(0.13)
03/31/2008	9.95	0.41	0.26	0.67	(0.41)	(0.07)
03/31/2007	9.90	0.39	0.06	0.45	(0.40)	0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)
03/31/2005	10.31	0.15	(0.14)	0.01	(0.15)	(0.06)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.125%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.19%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.41%.

126	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.56)	$9.69	(18.60)%	$2,031	1.10	5%(d)	1.10	5%(d)	5.70%	89%
0.00	(0.92)	12.55	5.60	456	1.10	5(d)	1.10	5(d)	7.04	96
0.00	(0.70)	12.77	7.01	36	1.13	5(c)	1.13	5(c)	5.23	86
0.00	(0.06)	12.61	(1.38)	10	1.15	*	1.15	*	1.25 *	56

$0.00	$(0.80)	$9.05	(5.01)%	$8,280	1.40%		1.20%		4.03%	779%
0.00	(0.30)	10.39	5.25	7,332	1.57		1.20		3.19	969
(0.02)	(0.47)	10.17	3.33	4,860	1.20		1.20		2.84	653
0.00	(0.58)	10.30	3.09	4,025	1.20		1.20		2.80	571
0.00	(0.51)	10.56	5.30	998	1.20		1.20		2.02	477

$0.00	$(0.03)	$10.06	0.88%	$29	1.35	%*(h)(i)(j)	1.35	%*(h)(i)(j)	1.93%*	57%

$0.00	$(0.31)	$9.30	(4.03)%	$151	1.37	%*(g)	1.37	%*(g)	1.80%*	83%

$(0.07)	$(0.63)	$6.56	(22.53)%	$14,963	1.16%		1.15%		7.85%	354%
0.00	(0.66)	9.20	(0.96)	15,556	1.16		1.15		6.45	187
0.00	(0.63)	9.94	8.49	16,405	1.15		1.15		6.40	75
0.00	(0.65)	9.77	7.67	13,138	1.15		1.15		6.62	105
0.00	(0.61)	9.70	6.60	6,910	1.15		1.15		6.15	62

$0.00	$(0.57)	$8.54	(8.38)%	$21	1.70	%(k)	1.10	%(l)	6.75%	153%
0.00	(0.51)	9.92	4.41	10	2.88	(e)	1.10	(f)	5.15	276
0.00	0.00	10.00	0.00	10	1.10	*	1.10	*	(1.10)*	0

$0.00	$(0.49)	$9.30	(3.49)%	$21,872	1.13%		1.10%		3.64%	223%
0.00	(0.48)	10.14	6.93	9,642	1.10		1.10		4.05	141
0.00	(0.40)	9.95	4.60	11,305	1.10		1.10		3.89	73
0.00	(0.34)	9.90	1.30	15,386	1.12	(b)	1.12	(b)	3.00	68
0.00	(0.21)	10.11	0.17	4,718	1.15		1.15		1.43	278

(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.97%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 14.09%.
(i)	Effective February 24, 2009, the Fund’s advisory fee was reduced by 0.20% to 0.40%.
(j)	Effective February 24, 2009, the Fund’s supervisory and administrative fee was reduced by 0.05% to 0.45%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.75%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.15%.

Annual Report	March 31, 2009	127

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Fund
Class R
03/31/2009	$11.45	$0.17	$(0.96)	$(0.79)	$(0.27)	$(0.39)
03/31/2008	10.89	0.53	0.92	1.45	(0.52)	(0.37)
03/31/2007	10.82	0.30	0.16	0.46	(0.30)	(0.08)
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)
03/31/2005	11.79	0.25	0.06	0.31	(0.36)	(0.32)

Short-Term Fund
Class R
03/31/2009	$9.81	$0.32	$(0.28)	$0.04	$(0.31)	$(0.15)
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)
03/31/2007	9.98	0.42	0.00	0.42	(0.41)	(0.03)
03/31/2006	10.01	0.31	(0.05)	0.26	(0.29)	0.00
03/31/2005	10.07	0.12	(0.04)	0.08	(0.11)	(0.03)

StocksPLUS® Fund
Class R
03/31/2009	$9.85	$0.27	$(4.67)	$(4.40)	$(0.57)	$0.00
03/31/2008	10.97	0.45	(1.02)	(0.57)	(0.55)	0.00
03/31/2007	10.29	0.40	0.67	1.07	(0.39)	0.00
03/31/2006	9.63	0.28	0.60	0.88	(0.22)	0.00
03/31/2005	9.63	0.09	0.39	0.48	(0.48)	0.00

Total Return Fund
Class R
03/31/2009	$10.91	$0.49	$(0.28)	$0.21	$(0.50)	$(0.49)
03/31/2008	10.43	0.47	0.55	1.02	(0.47)	(0.07)
03/31/2007	10.33	0.43	0.14	0.57	(0.43)	(0.04)
03/31/2006	10.57	0.36	(0.16)	0.20	(0.34)	(0.08)
03/31/2005	10.94	0.19	(0.04)	0.15	(0.19)	(0.33)

Unconstrained Bond Fund
Class R
07/31/2008 - 03/31/2009	$9.89	$0.17	$0.22	$0.39	$(0.11)	$0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.
(c)	Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.
(d)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%.
(e)	PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and /or service/12b-1 Fees.
(f)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.58%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.57%.

128	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.66)	$10.00	(6.56)%	$154,856	1.44%		1.15%		1.69%	915%
0.00	(0.89)	11.45	14.05	94,611	1.15		1.15		4.81	806
(0.01)	(0.39)	10.89	4.27	59,303	1.15		1.15		2.76	480
0.00	(0.62)	10.82	0.09	57,274	1.15		1.15		3.84	388
0.00	(0.68)	11.42	2.74	40,738	1.15		1.15		2.16	369

$0.00	$(0.46)	$9.39	0.41%	$2,583	1.10%		1.05%		3.35%	582%
0.00	(0.45)	9.81	3.07	948	1.08	(f)	1.07	(f)	4.20	191
0.00	(0.44)	9.96	4.25	632	1.00	(e)	1.00	(e)	4.18	187
0.00	(0.29)	9.98	2.64	626	1.00	(e)	1.00	(e)	3.05	230
0.00	(0.14)	10.01	0.84	504	1.10	(e)	1.10	(e)	1.23	356

$0.00	$(0.57)	$4.88	(46.69)%	$1,147	1.76%		1.15%		3.56%	425%
0.00	(0.55)	9.85	(5.56)	2,925	1.30	(d)	1.17	(d)	4.08	67
0.00	(0.39)	10.97	10.56	2,337	1.22	(b)	1.22	(b)	3.83	76
0.00	(0.22)	10.29	9.19	2,360	1.27	(c)	1.27	(c)	2.76	239
0.00	(0.48)	9.63	5.13	1,355	1.30		1.30		0.96	371

$0.00	$(0.99)	$10.13	2.23%	$1,038,081	1.33%		1.15%		4.73%	300%
0.00	(0.54)	10.91	10.02	505,431	1.21		1.15		4.43	226
0.00	(0.47)	10.43	5.57	336,612	1.15		1.15		4.11	257
(0.02)	(0.44)	10.33	1.92	220,703	1.15		1.15		3.43	325
0.00	(0.52)	10.57	1.35	104,680	1.15		1.15		1.76	470

$0.00	$(0.11)	$10.17	3.99%	$9,537	1.56	%*(g)	1.55	%*(h)	2.52%*	417%

Annual Report	March 31, 2009	129

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Advantage Strategy Fund	Global Multi-Asset Fund	High Yield Fund

Assets:
Investments, at value	$0	$3,573,561	$6,678	$137,962	$6,284,124
Investments in Affiliates, at value	11,299,599	66,314	900	131,775	372,972
Repurchase agreements, at value	0	7,093	501	2,517	54,800
Cash	0	7,208	0	1	12,829
Deposits with counterparty	0	10,956	19	2,961	7,624
Foreign currency, at value	0	11,364	55	108	22,326
Receivable for investments sold	0	1,018,720	416	0	43,962
Receivable for investments in Affiliates sold	56,182	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	162,304	0	0	0
Receivable for Fund shares sold	8,349	3,482	327	3,269	14,092
Interest and dividends receivable	0	46,867	63	887	134,156
Dividends receivable from Affiliates	26,512	9	0	218	105
Variation margin receivable	0	3,218	2	530	5,200
Manager reimbursement receivable	335	0	0	0	0
Swap premiums paid	0	25,636	24	1,090	15,332
Unrealized appreciation on foreign currency contracts	0	6,867	53	2	5,731
Unrealized appreciation on swap agreements	0	83,736	14	5,749	41,049
Other assets	0	0	0	0	0
	11,390,977	5,027,335	9,052	287,069	7,014,302

Liabilities:
Payable for reverse repurchase agreements	$0	$138,471	$0	$0	$0
Payable for investments purchased	0	861,672	1,727	5,663	249,364
Payable for investments in Affiliates purchased	55,708	9	0	218	105
Payable for investments purchased on a delayed-delivery basis	0	1,121,700	0	0	0
Payable for short sales	0	5,177	0	0	0
Payable to counterparty	0	55,856	0	4,370	108,738
Payable for Fund shares redeemed	30,801	6,723	2	232	14,076
Payable to Advisor	27,997	0	0	0	0
Dividends payable	0	1,944	0	0	7,762
Overdraft due to custodian	0	0	0	0	0
Written options outstanding	0	34,149	0	197	7,286
Accrued investment advisory fee	1,565	563	2	93	1,196
Accrued supervisory and administrative fee	1,027	622	2	27	1,563
Accrued distribution fee	614	43	0	8	406
Accrued servicing fee	436	78	0	12	313
Variation margin payable	0	1,364	0	0	3,895
Recoupment payable to Manager	0	0	0	3	0
Swap premiums received	0	22,417	13	5,104	62,548
Unrealized depreciation on foreign currency contracts	0	20,866	44	5	23,686
Unrealized depreciation on swap agreements	0	71,530	9	3,872	148,048
Other liabilities	0	536	0	0	13
	118,148	2,343,720	1,799	19,804	628,999

Net Assets	$11,272,829	$2,683,615	$7,253	$267,265	$6,385,303

Net Assets Consist of:
Paid in capital	$15,125,097	$3,103,339	$7,194	$272,370	$8,960,632
Undistributed (overdistributed) net investment income	21,548	19,631	(9)	(1,575)	(31,564)
Accumulated undistributed net realized gain (loss)	(1,985,537)	(9,086)	7	(6,500)	(813,775)
Net unrealized appreciation (depreciation)	(1,888,279)	(430,269)	61	2,970	(1,729,990)
	$11,272,829	$2,683,615	$7,253	$267,265	$6,385,303

Net Assets:
Class R	$2,031	$8,280	$29	$151	$14,963
Other Classes	11,270,798	2,675,335	7,224	267,114	6,370,340

Shares Issued and Outstanding:
Class R	210	915	3	16	2,281

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class R	$9.69	$9.05	$10.06	$9.30	$6.56

Cost of Investments Owned	$0	$3,965,121	$6,639	$137,836	$7,954,853
Cost of Investments in Affiliates Owned	$13,187,877	$66,312	$900	$135,580	$372,916
Cost of Repurchase Agreements Owned	$0	$7,093	$501	$2,517	$54,800
Cost of Foreign Currency Held	$0	$11,373	$55	$107	$22,361
Proceeds Received on Short Sales	$0	$5,102	$0	$0	$0
Premiums Received on Written Options	$0	$11,418	$0	$197	$5,924

130	PIMCO Funds	See Accompanying Notes

March 31, 2009

Income Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund	Unconstrained Bond Fund

$454,284	$11,472,579	$22,050,902	$5,937,091	$421,817	$196,593,708	$1,291,864
3,106	326,196	267,844	283,071	25,014	1,031,743	201,200
301	32,000	15,486	64,002	1,737	1,349,522	8,871
0	4,611	0	156	341	0	2,600
0	18,213	35,475	9,083	9,365	735,625	2,506
467	38,058	28,152	18,227	3,512	336,735	1,721
34,096	775,853	2,013,053	578,619	53,548	7,549,772	53,250
0	0	0	0	0	0	0
0	0	145,127	0	4,613	0	0
154	14,863	42,342	23,817	106	541,157	7,537
3,058	64,602	151,844	15,818	1,346	1,206,741	7,832
3	43	138	105	8	251	54
0	4,778	2,800	10,891	7,283	32,309	487
0	0	0	0	0	0	2,198
976	5,851	35,135	5,761	18	384,777	70
39	7,390	15,221	18,381	684	191,752	5,109
2,939	54,951	158,615	5,155	5,058	1,978,095	0
1	0	1,694	1	7	1	18
499,424	12,819,988	24,963,828	6,970,178	534,457	211,932,188	1,585,317

$99,041	$329,949	$5,436,550	$5,644	$158,508	$11,887,144	$6,062
18,269	2,100,499	2,081,985	2,341,993	85,032	50,552,503	541,304
3	43	138	105	8	251	54
15,432	78,250	4,116,543	0	0	29,657	0
0	46,697	546,477	99,045	10,380	829	52,474
5,420	24,549	275,542	34,937	6,670	1,138,391	2,490
82	29,556	33,618	19,337	878	338,906	1,101
0	0	0	0	0	0	0
59	3,577	1,184	698	0	86,663	281
13,237	0	892	0	0	7,525	0
18	585	36,810	32	35	19,657	275
49	2,029	2,360	864	45	28,954	441
53	1,961	2,820	737	56	28,319	264
5	303	1,041	362	17	8,568	24
6	529	1,213	125	17	6,568	72
0	3,202	0	8,990	6,632	0	0
14	0	0	0	0	0	12
25,684	5,456	42,989	8,000	2,307	417,076	11,421
65	22,206	39,184	31,375	1,742	305,610	215
15,462	169,227	305,471	125,290	23,659	1,933,842	6,722
0	0	0	0	0	96	9
192,899	2,818,618	12,924,817	2,677,534	295,986	66,790,559	623,221

$306,525	$10,001,370	$12,039,011	$4,292,644	$238,471	$145,141,629	$962,096

$354,582	$11,101,505	$13,831,942	$4,570,276	$691,530	$150,549,845	$948,250
(531)	(38,757)	55,603	20,958	2,632	(603,922)	567
(4,784)	(99,786)	(1,824,549)	(31,341)	(399,268)	(1,854,557)	5,287
(42,742)	(961,592)	(23,985)	(267,249)	(56,423)	(2,949,737)	7,992
$306,525	$10,001,370	$12,039,011	$4,292,644	$238,471	$145,141,629	$962,096

$21	$21,872	$154,856	$2,583	$1,147	$1,038,081	$9,537
306,504	9,979,498	11,884,155	4,290,061	237,324	144,103,548	952,559

3	2,352	15,489	275	235	102,459	938

$8.54	$9.30	$10.00	$9.39	$4.88	$10.13	$10.17

$484,543	$12,403,518	$22,065,015	$6,147,319	$467,245	$201,294,486	$1,283,549
$3,106	$326,148	$267,824	$283,034	$25,013	$1,031,743	$201,163
$301	$32,000	$15,486	$64,002	$1,737	$1,349,522	$8,871
$463	$38,165	$28,675	$18,194	$3,505	$339,068	$1,729
$0	$46,424	$537,010	$97,560	$10,266	$829	$51,287
$82	$5,954	$16,573	$142	$96	$77,500	$964

Annual Report	March 31, 2009	131

Statements of Operations

Year Ended March 31, 2009
(Amounts in thousands)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Advantage Strategy Fund (1)	Global Multi-Asset Fund (2)

Investment Income:
Interest, net of foreign taxes*	$121	$160,572	$23	$728
Dividends	0	286	0	0
Dividends from Affiliate investments	804,933	10	0	5,591
Miscellaneous income	0	0	0	0
Total Income	805,054	160,868	23	6,319

Expenses:
Investment advisory fees	24,005	7,447	3	567
Supervisory and administrative fees	16,919	8,329	2	70
Distribution fees - Class R	3	24	0	0
Servicing fees - Class R	3	24	0	0
Distribution and/or servicing fees - Other Classes	17,244	1,691	0	46
Trustees’ fees	0	6	0	0
Organization expense	0	0	91	111
Interest expense	161	5,597	0	3
Miscellaneous expense	0	7	0	0
Total Expenses	58,335	23,125	96	797
Reimbursement by Manager	(3,424)	0	(91)	(378)
Net Expenses	54,911	23,125	5	419

Net Investment Income	750,143	137,743	18	5,900

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	69,904	7	97
Net realized gain (loss) on Affiliate investments	(1,841,540)	1	0	33
Net capital gain distributions received from Underlying Funds	154,064	0	0	616
Net realized gain (loss) on futures contracts, written options and swaps	0	20,650	(3)	(9,804)
Net realized gain (loss) on foreign currency transactions	0	131,052	(6)	9
Net change in unrealized appreciation (depreciation) on investments	(118,759)	(526,641)	38	126
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,888,278)	2	0	(3,805)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	(20,993)	13	6,650
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	34,858	10	(1)
Net Gain (Loss)	(3,694,513)	(291,167)	59	(6,079)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,944,370)	$(153,424)	$77	$(179)

* Foreign tax withholdings	$0	$288	$0	$0

(1)	Period from February 5, 2009 to March 31, 2009.
(2)	Period from October 29, 2008 to March 31, 2009.
(3)	Period from June 30, 2008 to March 31, 2009.

132	PIMCO Funds	See Accompanying Notes

High Yield Fund	Income Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund	Unconstrained Bond Fund (3)

$554,791	$25,200	$487,836	$495,870	$182,303	$23,587	$7,892,251	$9,178
12,642	46	9,975	2,480	329	1,367	0	244
186	3	48	193	512	9	279	63
112	0	188	125	61	12	1,760	1
567,731	25,249	498,047	498,668	183,205	24,975	7,894,290	9,486

15,793	760	26,048	34,522	10,232	1,183	329,078	1,475
19,401	628	23,963	40,145	8,629	1,403	301,839	881
38	0	94	313	6	5	1,882	5
38	0	94	313	6	5	1,882	5
10,542	55	10,634	29,172	5,719	748	160,161	296
11	0	20	25	8	1	257	0
0	0	0	0	0	0	0	47
338	1,846	3,637	30,913	2,071	2,846	238,600	17
15	15	22	32	9	2	274	0
46,176	3,304	64,512	135,435	26,680	6,193	1,033,973	2,726
0	(152)	0	0	0	0	0	(35)
46,176	3,152	64,512	135,435	26,680	6,193	1,033,973	2,691

521,555	22,097	433,535	363,233	156,525	18,782	6,860,317	6,795

(376,278)	(6,536)	(31,879)	(1,356,420)	14,501	(23,111)	904,510	3,314
30	2	0	231	22	4	164	0
0	0	0	0	0	0	0	0
(348,176)	688	261,403	(107,489)	39,613	(223,140)	1,067,056	1,717
14,150	72	43,390	54,194	30,166	9,071	1,186,796	281
(1,501,127)	(29,662)	(762,397)	(141,948)	(175,227)	(32,889)	(6,153,154)	7,348
56	0	48	20	37	1	0	37
137,381	(10,679)	(261,966)	(19,179)	(20,781)	(4,500)	78,456	759

(22,227)	(15)	(30,334)	(37,043)	(23,256)	(6,596)	(352,072)	(152)
(2,096,191)	(46,130)	(781,735)	(1,607,634)	(134,925)	(281,160)	(3,268,244)	13,304

$(1,574,636)	$(24,033)	$(348,200)	$(1,244,401)	$21,600	$(262,378)	$3,592,073	$20,099

$38	$0	$0	$0	$0	$0	$85	$9

Annual Report	March 31, 2009	133

Statements of Changes in Net Assets

	All Asset Fund		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Advantage Strategy Fund	Global Multi-Asset Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from February 5, 2009 to March 31, 2009	Period from October 29, 2008 to March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$750,143	$982,396	$137,743	$95,994	$18	$5,900
Net realized gain (loss)	0	0	221,606	(19,583)	(2)	(9,698)
Net realized gain (loss) on Affiliate investments	(1,841,540)	(79,686)	1	0	0	33
Net capital gain distributions received from Underlying Funds	154,064	21,213	0	0	0	616
Net change in unrealized appreciation (depreciation)	(118,759)	0	(512,776)	64,085	61	6,775
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1,888,278)	(141,480)	2	0	0	(3,805)
Net increase (decrease) resulting from operations	(2,944,370)	782,443	(153,424)	140,496	77	(179)

Distributions to Shareholders:
From net investment income
Class R	(71)	(19)	(311)	(138)	0	0
Other Classes	(754,294)	(1,015,213)	(112,830)	(90,684)	(18)	(4,926)
From net realized capital gains
Class R	0	0	(510)	0	0	0
Other Classes	0	0	(161,327)	0	0	0
Tax basis return of capital
Class R	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(754,365)	(1,015,232)	(274,978)	(90,822)	(18)	(4,926)

Fund Share Transactions:
Receipts for shares sold
Class R	2,618	517	9,400	4,773	29	156
Other Classes	3,902,039	4,460,319	1,759,108	1,071,457	7,392	284,839
Issued as reinvestment of distributions
Class R	71	19	809	135	0	0
Other Classes	667,225	905,739	223,469	70,614	19	4,523
Cost of shares redeemed
Class R	(819)	(106)	(7,932)	(2,513)	0	0
Other Classes	(4,503,825)	(2,768,078)	(1,653,957)	(979,740)	(247)	(17,157)
Net increase (decrease) resulting from
Fund share transactions	67,309	2,598,410	330,897	164,726	7,193	272,361

Fund Redemption Fee	70	55	128	74	1	9

Total Increase (Decrease) in Net Assets	(3,631,356)	2,365,676	(97,377)	214,474	7,253	267,265

Net Assets:
Beginning of year or period	14,904,185	12,538,509	2,780,992	2,566,518	0	0
End of year or period*	$11,272,829	$14,904,185	$2,683,615	$2,780,992	$7,253	$267,265

*Including undistributed (overdistributed) net investment income of:	$21,548	$25,770	$19,631	$(86,269)	$(9)	$(1,575)

134	PIMCO Funds	See Accompanying Notes

High Yield Fund		Income Fund		Low Duration Fund		Real Return Fund		Short-Term Fund

Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008

$521,555	$489,899	$22,097	$6,705	$433,535	$469,819	$363,233	$646,908	$156,525	$191,974
(710,304)	48,963	(5,776)	(240)	272,914	158,071	(1,409,715)	912,700	84,280	(1,495)
30	0	2	0	0	0	231	0	22	0
0	0	0	0	0	0	0	0	0	0
(1,385,973)	(563,522)	(40,356)	(2,384)	(1,054,697)	106,243	(198,170)	70,875	(219,264)	(50,485)
56	0	0	0	48	0	20	0	37	0
(1,574,636)	(24,660)	(24,033)	4,081	(348,200)	734,133	(1,244,401)	1,630,483	21,600	139,994

(1,105)	(1,101)	(1)	(1)	(1,384)	(345)	(2,973)	(3,197)	(78)	(32)
(501,982)	(506,355)	(21,241)	(6,881)	(436,388)	(475,579)	(425,176)	(612,112)	(148,798)	(191,684)

0	(10)	0	0	(477)	(61)	(5,452)	(2,488)	(36)	(3)
0	(4,536)	0	0	(135,963)	(77,393)	(458,687)	(388,293)	(56,959)	(12,733)

(136)	0	0	0	0	0	0	0	0	0
(34,955)	0	0	0	(12)	0	0	0	0	0

(538,178)	(512,002)	(21,242)	(6,882)	(574,224)	(553,378)	(892,288)	(1,006,090)	(205,871)	(204,452)

9,963	7,132	12	0	61,390	5,394	130,624	59,189	4,007	640
4,275,154	2,840,257	65,895	275,113	5,264,745	5,049,153	6,276,819	6,329,961	3,745,191	3,427,328

1,164	1,052	1	1	1,795	378	7,952	5,402	83	26
431,614	407,805	20,917	6,807	513,050	501,677	750,959	837,251	194,190	189,450

(6,382)	(7,766)	0	0	(47,473)	(7,598)	(62,591)	(33,305)	(2,329)	(335)
(2,973,964)	(3,418,125)	(28,707)	(10,498)	(6,286,924)	(4,867,912)	(8,413,108)	(4,263,044)	(3,238,124)	(3,502,643)
1,737,549	(169,645)	58,118	271,423	(493,417)	681,092	(1,309,345)	2,935,454	703,018	114,466

946	383	3	1	0	12	2	61	0	31

(374,319)	(705,924)	12,846	268,623	(1,415,841)	861,859	(3,446,032)	3,559,908	518,747	50,039

6,759,622	7,465,546	293,679	25,056	11,417,211	10,555,352	15,485,043	11,925,135	3,773,897	3,723,858
$6,385,303	$6,759,622	$306,525	$293,679	$10,001,370	$11,417,211	$12,039,011	$15,485,043	$4,292,644	$3,773,897

$(31,564)	$(57,171)	$(531)	$189	$(38,757)	$(12,214)	$55,603	$(50,932)	$20,958	$1,842

Annual Report	March 31, 2009	135

Statements of Changes in Net Assets  (Cont.)

	StocksPLUS® Fund		Total Return Fund		Unconstrained Bond Fund

(Amounts in thousands)	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2009	Year Ended March 31, 2008	Period from June 30, 2008 to March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$18,782	$43,234	$6,860,317	$5,470,328	$6,795
Net realized gain (loss)	(237,180)	(52,251)	3,158,362	2,455,744	5,312
Net realized gain on Affiliate investments	4	0	164	0	0
Net change in unrealized appreciation (depreciation)	(43,985)	(19,416)	(6,426,770)	3,255,488	7,955
Net change in unrealized appreciation on Affiliate investments	1	0	0	0	37
Net increase (decrease) resulting from operations	(262,378)	(28,433)	3,592,073	11,181,560	20,099

Distributions to Shareholders:
From net investment income
Class R	(136)	(139)	(36,807)	(17,506)	(49)
Other Classes	(36,452)	(48,172)	(6,985,413)	(5,446,877)	(6,047)
From net realized capital gains
Class R	0	0	(39,815)	(2,660)	0
Other Classes	0	0	(6,097,819)	(709,945)	(156)
Tax basis return of capital
Class R	(1)	0	0	0	0
Other Classes	(175)	0	0	0	0

Total Distributions	(36,764)	(48,311)	(13,159,854)	(6,176,988)	(6,252)

Fund Share Transactions:
Receipts for shares sold
Class R	468	1,739	846,172	293,653	9,599
Other Classes	115,711	280,031	62,372,922	42,115,081	1,004,239
Issued as reinvestment of distributions
Class R	136	137	70,018	18,336	4
Other Classes	32,339	43,207	11,629,779	5,442,047	5,663
Cost of shares redeemed
Class R	(1,226)	(914)	(332,017)	(162,026)	(178)
Other Classes	(343,054)	(429,576)	(45,645,422)	(30,399,563)	(71,154)
Net increase (decrease) resulting from Fund share transactions	(195,626)	(105,376)	28,941,452	17,307,528	948,173

Fund Redemption Fee	255	4	3	616	76

Total Increase (Decrease) in Net Assets	(494,513)	(182,116)	19,373,674	22,312,716	962,096

Net Assets:
Beginning of year or period	732,984	915,100	125,767,955	103,455,239	0
End of year or period*	$238,471	$732,984	$145,141,629	$125,767,955	$962,096

*Including undistributed (overdistributed) net investment income of:	$2,632	$27,113	$(603,922)	$248,776	$567

136	PIMCO Funds	See Accompanying Notes

Statements of Cash Flows

Year Ended March 31, 2009
(Amounts in thousands)	Income Fund	StocksPLUS® Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net (decrease) in net assets resulting from operations (excluding interest expense)	$(22,187)	$(259,532)

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(762,764)	(2,247,442)
Proceeds from sales of long-term securities	666,237	2,439,769
Purchases (Proceeds from sales) of short-term portfolio investments, net	(14,581)	145,988
Decrease in deposits with counterparty	0	48,355
Increase in receivable for investments sold	(3,989)	(36,759)
Increase (decrease) in interest and dividends receivable	(687)	2,448
Increase (decrease) in swap premiums paid	19,136	(42,122)
Increase in other assets	(1)	0
Increase (decrease) in payable for investments purchased	(30,486)	65,377
Increase (decrease) in investment advisory fee	5	(97)
Increase (decrease) in supervisory and administrative fee	8	(110)
Increase (decrease) in distribution fee	4	(29)
Increase (decrease) in servicing fee	5	(23)
Increase in recoupment payable to manager	100	0
Payment for futures transactions	(2,558)	(163,717)
Proceeds from currency transactions	77	9,083
Payment for short sale transactions	0	(3,113)
Unrealized (depreciation) on investments	40,356	43,984
Net realized (loss) on investments	5,774	237,176
Net amortization on investments	(692)	(1,016)
Net cash used for operating activities	(106,243)	238,220

Cash flows received from financing activities:
Proceeds from shares sold	66,575	140,020
Payment on shares redeemed	(28,629)	(346,239)
Cash dividend paid*	(275)	(4,289)
Net borrowing (repayment) of reverse repurchase agreements	51,964	(31,226)
Interest expense paid	(1,846)	(2,846)
Increase in overdraft due to custodian	13,237	0
Increase in payable to counterparty	5,420	6,670
Net cash received from financing activities	106,446	(237,910)

Net Increase in Cash and Foreign Currency	203	310

Cash and Foreign Currency:
Beginning of year	264	3,543
End of year	$467	$3,853

* Reinvestment of dividends	$20,918	$32,475

Annual Report	March 31, 2009	137

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class R shares of 12 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C, D and P Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective fund.

•	FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (the “Position”)

The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 4(d), Swap Agreements.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment advisor, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or

138	PIMCO Funds

March 31, 2009

asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the All Asset, Global Multi-Asset and StocksPLUS® Funds, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset, Global Multi-Asset and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  FASB Statement of Financial Accounting Standards No. 95, Statement of Cash Flows (“FAS 95”), requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided. FASB Statement of Financial Accounting Standards No. 102, Statement of Cash Flows—Exemption of Certain Enterprises and Classification of Cash Flows from Certain Securities Acquired for Resale, (“FAS 102”) exempts investment companies meeting certain conditions from the requirements of FAS 95. One of the conditions to be met under FAS 102 is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

Annual Report	March 31, 2009	139

Notes to Financial Statements  (Cont.)

(h) New Accounting Pronouncements  In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FAS 133. FAS 161 amends and expands the qualitative and quantitative disclosure requirements of FAS 133 for derivative and hedging activities. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, the FASB issued Staff Position No. FAS 157-4 (the “FSP”) to provide additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for an asset or liability have significantly decreased. This FSP also includes requirements to disclose the inputs and valuation technique(s) used to measure fair value and guidance on identifying circumstances that indicate when a transaction is not considered orderly. The FSP is effective for fiscal years and interim periods ending after June 15, 2009.

Management is currently evaluating the impact the adoption of FAS 161 and the FSP will have on the Funds’ financial statement disclosures.

3.  CASH, SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations. At the period ended March 31, 2009, the High Yield Fund had $1,058,869 in unfunded loan commitments outstanding.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of

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local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities   Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2009 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales   Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements  (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash segregated on the Statements of Assets and Liabilities or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

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Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss or cost basis of the security.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a

Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive

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Notes to Financial Statements  (Cont.)

a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

5.  MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due

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to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments.

PIMCO, as the investment advisor, minimizes credit risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds restrict their exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions to include certain safeguards for derivatives and non-standard settlement trades. The credit risk associated with favorable contracts is reduced by a master netting arrangement to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each

Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net changes in realized gain (loss) on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO has terminated the trades, has obtained quotations from brokers for replacement trades and, where deemed appropriate, has re-opened positions with new counterparties.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset Fund. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% for the All Asset Fund, based on average daily net assets.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2009	145

Notes to Financial Statements  (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Instututional Class		Administrative Class		A, B and C Classes		Class D		Class P		Class R
All Asset Fund	0.175%	(1)	0.05%		0.05%		0.40%		0.20%	(4)	0.15%		0.45%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%		0.40%	(5)	0.35%		0.45%
Global Advantage Strategy Bond Fund	0.40%	(11)(15)	0.30%	(12)(15)	N/A		0.45%	(13)(15)	0.45%	(13)(15)	0.40%	(14)(15)	0.45%	(13)(15)
Global Multi-Asset Fund(2)	0.90%		0.05%		N/A		0.40%		0.40%		0.15%		0.40%
High Yield Fund	0.25%		0.30%	(6)	0.30%	(6)	0.40%		0.40%		0.40%	(9)	0.40%
Income Fund	0.25%	(3)	0.20%		0.20%		0.40%		0.25%		0.30%		0.40%
Low Duration Fund	0.25%		0.21%	(7)	0.21%	(7)	0.35%		0.25%		0.31%	(10)	0.35%
Real Return Fund	0.25%		0.20%		0.20%		0.40%		0.35%	(8)	0.30%		0.40%
Short-Term Fund	0.25%		0.20%		0.20%		0.30%		0.25%		0.30%		0.30%
StocksPLUS® Fund	0.25%		0.25%		0.25%		0.40%		0.40%		0.35%		0.40%
Total Return Fund	0.25%		0.21%	(7)	0.21%	(7)	0.40%		0.25%		0.31%	(10)	0.40%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%		0.45%		0.40%		0.45%

(1)

PIMCO has contractually agreed, through July 31, 2010, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund Expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2010, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and Administrative Services Fee, respectively, paid to PIMCO by the PIMCO Cayman Commodity Fund II Ltd. (the “Subsidiary”). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(3)	PIMCO has contractually agreed (through July 31, 2010) to waive 0.05% of the Investment Advisory Fee to 0.20%.
(4)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.20% to 0.20% per annum.
(5)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.
(6)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.05% to 0.30% per annum.
(7)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.21% per annum.
(8)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.35% per annum.
(9)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.05% to 0.40% per annum.
(10)	Effective October 1, 2008, the Fund’s Supervisory and Administrative Fee was increased by 0.03% to 0.31% per annum.
(11)	Effective February 24, 2009, the Fund’s Investment Advisory Fee was reduced by 0.20% to 0.40% per annum.
(12)	Effective February 24, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.30% per annum.
(13)	Effective February 24, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(14)	Effective February 24, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.40% per annum.
(15)	Effective February 24, 2009, the Global Advantage Strategy Bond Fund is no longer waiving a portion of the Investment Advisory Fee or the Supervisory and Administrative Fee.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund, StocksPLUS® Fund	0.50%	0.25%
Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

146	PIMCO Funds

March 31, 2009

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2009, AGID received $14,242,595 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Prior to July 31, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee. Effective May 1, 2009, the Funds will no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Global Advantage Strategy Bond, Global Multi-Asset, Income and Unconstrained Bond Funds’ Supervisory and Administrative Fees in the Funds’ first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	0.80%	1.35%
Global Multi-Asset Fund	0.52%	—	1.12%	1.87%	1.12%	0.62%	1.37%
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	1.10%
Unconstrained Bond Fund	0.90%	—	1.30%	2.05%	1.30%	1.00%	1.55%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amount
Global Advantage Strategy Bond Fund	$69
Global Multi-Asset Fund	107
Income Fund	72
Unconstrained Bond Fund	35

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Prior to August 11, 2008, these expenses were allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset, All Asset All Authority, RealRetirementTM 2010, RealRetirementTM 2020, RealRetirementTM 2030, RealRetirementTM 2040, and RealRetirementTM 2050 Funds which do not bear such expenses) according to its respective net assets. Effective August 11, 2008, the All Asset Fund, All Asset All Authority Fund and PAPS Short-Term Floating NAV Portfolio do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS No. 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 6.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at

Annual Report	March 31, 2009	147

Notes to Financial Statements  (Cont.)

the current market price. During the period ended March 31, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Foreign Bond Fund (U.S. Dollar-Hedged)	$323,486	$125,488
High Yield Fund	174,374	3,165
Income Fund	979	0
Low Duration Fund	47,870	0
Real Return Fund	374,845	21,889
Short-Term Fund	218,083	0
StocksPLUS® Fund	0	544,879
Total Return Fund	3,939,321	9,124
Unconstrained Bond Fund	94,433	0

The All Asset Fund invests substantially all of its assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying Funds. The Underlying Funds are considered to be affiliated with the All Asset and Global Multi-Asset Funds. The following tables show the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2009 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$463,269	$478,725	$29,784	$(189,400)	$574,672	$76,156	$(31,768)
Convertible Fund	266,390	952,002	247,155	(133,172)	781,031	7,400	(70,189)
Developing Local Markets Fund	1,493,542	289,194	666,709	(196,964)	722,375	59,193	(142,107)
Diversified Income Fund	464,645	34,828	39,892	(103,758)	369,719	31,513	(1,278)
EM Fundamental IndexPLUSTM TR Strategy Fund	0	128,611	0	6,128	134,738	611	0
Emerging Local Bond Fund	1,281,544	376,098	305,080	(258,650)	1,028,914	75,007	(72,811)
Emerging Markets Bond Fund	1,041,342	162,461	451,495	(106,294)	552,466	63,865	(93,676)
Floating Income Fund	1,225,654	508,794	1,276,414	(94,232)	394,311	34,725	(134,016)
Foreign Bond Fund (Unhedged)	54,551	1,262	44,955	(1,521)	6,291	1,262	2,640
Fundamental Advantage Total Return Strategy Fund	317,270	355,923	414,827	(65,649)	143,248	727	(48,781)
Fundamental IndexPLUSTM Fund	232,188	1,877	129,945	(21,452)	15,772	1,877	(99,215)
Fundamental IndexPLUSTM TR Fund	351,649	517,613	279,348	(174,871)	381,863	2,820	(62,291)
Global Bond Fund (Unhedged)	28,372	1,175	18,734	(1,559)	7,250	1,174	78
GNMA Fund	124,316	3,202	124,477	0	0	3,341	850
High Yield Fund	338,463	759,324	111,972	(99,332)	867,992	38,624	(24,121)
Income Fund	199,483	37,450	0	(32,806)	205,650	14,558	0
International StocksPLUS® TR Strategy Fund (Unhedged)	51,925	984	0	(29,531)	25,829	667	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	189,672	227,377	89,173	(122,754)	190,303	174	(31,694)
Investment Grade Corporate Bond Fund	0	1,744,033	512,522	(22,335)	1,194,700	39,537	(14,475)
Long Duration Total Return Fund	101,224	562,881	277,622	(1,925)	372,674	13,232	(10,720)
Long-Term U.S. Government Fund	494,621	38,506	516,265	855	6,147	2,739	12,126
Low Duration Fund	839,047	55,569	886,030	(385)	5,469	4,451	902
Mortgage-Backed Securities Fund	208,934	783	208,840	0	0	1,158	2,461
Real Return Asset Fund	1,816,913	2,395,412	1,406,326	(81,256)	2,325,721	255,201	(260,569)
Real Return Fund	1,839,314	436,212	2,035,293	(164)	9,942	43,135	(187,731)
RealEstateRealReturn Strategy Fund	342,055	693,391	439,290	(101,743)	111,569	0	(381,073)
Short-Term Fund	23,677	479	17,708	(336)	5,895	423	(498)
Small Cap StocksPLUS® TR Fund	12,084	1,025,892	523,121	(19,739)	338,684	1,880	(158,157)
StocksPLUS® Fund	12,854	814	0	(6,808)	6,899	814	0
StocksPLUS® Total Return Fund	53,961	3,244	0	(32,315)	28,606	3,244	0
Total Return Fund	1,025,404	665,348	1,152,674	3,690	490,869	25,425	(35,427)
Totals	$14,894,363	$12,459,464	$12,205,651	$(1,888,278)	$11,299,599	$804,933	$(1,841,540)

148	PIMCO Funds

March 31, 2009

Global Multi-Asset Fund

Underlying Funds	Market Value 10/29/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy Fund®	$0	$22,797	$0	$(2,840)	$19,956	$2,539	$0
Emerging Local Bond Fund	0	4,417	0	58	4,475	65	0
Emerging Markets Bond Fund	0	6,193	0	284	6,476	146	0
Global Bond Fund (Unhedged)	0	13,767	0	(943)	12,824	1,203	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	21,588	21,959	3	22	0	390
Investment Grade Corporate Bond Fund	0	8,819	4,372	101	4,442	131	(107)
Mortgage-Backed Securities Fund	0	10,590	10,845	0	0	142	255
Real Return Fund	0	6,566	0	387	6,953	241	0
RealEstateRealReturn Strategy Fund	0	4,253	0	(770)	3,483	0	0
Short-Term Floating NAV Portfolio	0	92,516	32,900	9	59,628	16	3
StocksPLUS® Fund	0	22,487	21,979	0	0	516	(508)
Total Return Fund	0	13,610	0	(94)	13,516	592	0
Totals	$0	$227,603	$92,055	$(3,805)	$131,775	$5,591	$33

Each Fund may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended March 31, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2008	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 03/31/2009	Dividend Income	Net Capital and Realized Gain
Foreign Bond Fund (U.S. Dollar-Hedged)	$0	$168,310	$102,000	$2	$66,314	$10	$1
Global Advantage Strategy Bond Fund	0	2,400	1,500	0	900	0	0
High Yield Fund	0	655,086	282,200	56	372,972	186	30
Income Fund	0	29,704	26,600	0	3,106	3	2
Low Duration Fund	0	335,648	9,500	48	326,196	48	0
Real Return Fund	0	2,620,593	2,353,000	20	267,844	193	231
Short-Term Fund	0	730,012	447,000	37	283,071	512	22
StocksPLUS® Fund	0	81,709	56,700	1	25,014	9	4
Total Return Fund	0	2,866,779	1,835,200	0	1,031,743	279	164
Unconstrained Bond Fund	0	256,263	55,100	37	201,200	63	0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Annual Report	March 31, 2009	149

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$12,459,464	$12,205,651
Foreign Bond Fund (U.S. Dollar-Hedged)	22,672,150	23,336,088	12,954,959	12,227,382
Global Advantage Strategy Bond Fund	3,287	1,147	7,270	1,877
Global Multi-Asset Fund	71,934	0	291,852	97,162
High Yield Fund	19,910,332	20,244,268	5,604,030	3,519,969
Income Fund	612,649	540,369	150,115	74,484
Low Duration Fund	24,099,332	21,670,098	3,475,061	1,818,365
Real Return Fund	220,394,323	222,493,237	7,538,647	4,704,485
Short-Term Fund	26,922,810	24,891,500	2,111,329	1,323,021
StocksPLUS® Fund	2,068,136	1,993,437	179,305	388,997
Total Return Fund	511,163,064	447,721,369	36,600,028	18,643,402
Unconstrained Bond Fund	2,486,837	1,537,822	612,541	84,629

150	PIMCO Funds

Notes to Financial Statements  (Cont.)

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages, plus interest, and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Pacific Investment Management Company LLC (“PIMCO”), a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO has appealed the class certification. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in

1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. The non-agent lenders filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. A stipulation and agreed order to this effect have been submitted to the District Court by counsel for the plaintiff and the non-agent lenders. The District Court has entered the order. The plaintiff has filed a notice of appeal of the ruling to the Second Circuit. As a general rule, it can be expected such an appeal will take a year or more to be fully determined.

Annual Report	March 31, 2009	151

Notes to Financial Statements  (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	246	$2,618	40	$517	949	$9,400	462	$4,773
Other Classes	339,579	3,902,039	346,955	4,460,319	179,849	1,759,108	104,839	1,071,457
Issued as reinvestment of distributions
Class R	7	71	1	19	90	809	13	135
Other Classes	62,403	667,225	71,483	905,739	24,759	223,469	6,939	70,614
Cost of shares redeemed
Class R	(79)	(819)	(8)	(106)	(830)	(7,932)	(247)	(2,513)
Other Classes	(428,509)	(4,503,825)	(215,636)	(2,768,078)	(175,951)	(1,653,957)	(96,661)	(979,740)
Net increase (decrease) resulting from Fund share transactions	(26,353)	$67,309	202,835	$2,598,410	28,866	$330,897	15,345	$164,726

	Income Fund				Low Duration Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	2	$12	0	$0	6,150	$61,390	536	$5,394
Other Classes	7,112	65,895	27,477	275,113	541,996	5,264,745	500,186	5,049,153
Issued as reinvestment of distributions
Class R	0	1	0	1	188	1,795	38	378
Other Classes	2,299	20,917	679	6,807	53,794	513,050	49,962	501,677
Cost of shares redeemed
Class R	0	0	0	0	(4,937)	(47,473)	(759)	(7,598)
Other Classes	(3,139)	(28,707)	(1,045)	(10,498)	(647,265)	(6,286,924)	(485,364)	(4,867,912)
Net increase (decrease) resulting from Fund share transactions	6,274	$58,118	27,111	$271,423	(50,074)	$(493,417)	64,599	$681,092

	Total Return Fund				Unconstrained Bond Fund
	Year Ended 03/31/2009		Year Ended 03/31/2008		Period from 06/30/2008 to 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	81,309	$846,172	27,608	$293,653	955	$9,599
Other Classes	6,005,156	62,372,922	3,967,321	42,115,081	100,225	1,004,239
Issued as reinvestment of distributions
Class R	6,937	70,018	1,732	18,336	1	4
Other Classes	1,147,157	11,629,779	514,717	5,442,047	561	5,663
Cost of shares redeemed
Class R	(32,102)	(332,017)	(15,291)	(162,026)	(18)	(178)
Other Classes	(4,407,563)	(45,645,422)	(2,888,073)	(30,399,563)	(7,095)	(71,154)
Net increase resulting from Fund share transactions	2,800,894	$28,941,452	1,608,014	$17,307,528	94,629	$948,173

152	PIMCO Funds

March 31, 2009

Global Advantage Strategy Bond Fund		Global Multi-Asset Fund		High Yield Fund
Period from 02/05/2009 to 03/31/2009		Period from 10/29/2008 to 03/31/2009		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

3	$29	16	$156	1,272	$9,963	740	$7,132
741	7,392	30,060	284,839	581,834	4,275,154	296,985	2,840,257

0	0	0	0	154	1,164	110	1,052
1	19	474	4,523	57,136	431,614	42,534	407,805

0	0	0	0	(835)	(6,382)	(811)	(7,766)
(24)	(247)	(1,833)	(17,157)	(400,483)	(2,973,964)	(356,197)	(3,418,125)
721	$7,193	28,717	$272,361	239,078	$1,737,549	(16,639)	$(169,645)

Real Return Fund				Short-Term Fund				StocksPLUS® Fund
Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008		Year Ended 03/31/2009		Year Ended 03/31/2008
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

12,618	$130,624	5,357	$59,189	412	$4,007	65	$640	62	$468	153	$1,739
593,282	6,276,819	568,013	6,329,961	390,182	3,745,191	345,372	3,427,328	17,303	115,711	24,908	280,031

831	7,952	495	5,402	9	83	3	26	17	136	13	137
76,730	750,959	76,800	837,251	20,549	194,190	19,110	189,450	4,141	32,339	3,948	43,207

(6,220)	(62,591)	(3,037)	(33,305)	(243)	(2,329)	(34)	(335)	(141)	(1,226)	(82)	(914)
(824,929)	(8,413,108)	(390,664)	(4,263,044)	(338,581)	(3,238,124)	(353,857)	(3,502,643)	(46,737)	(343,054)	(38,137)	(429,576)

(147,688)	$(1,309,345)	256,964	$2,935,454	72,328	$703,018	10,659	$114,466	(25,355)	$(195,626)	(9,197)	$(105,376)

Annual Report	March 31, 2009	153

Notes to Financial Statements  (Cont.)

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”), management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. As of March 31, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

One of the requirements for favorable tax treatment as a regulated investment company under the Code, is that the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) derives at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the CRRS Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provided that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the CRRS Fund in which the IRS spcifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the PIMCO Cayman Commodity Fund I Ltd (the “Subsidiary”), the CRRS Fund’s wholly-owned subsidiary which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

To the extent the All Asset and Global Multi-Asset Funds invest in the CRRS Fund, an Underlying Fund, the All Asset and Global Multi-Asset Funds may be subject to the tax risk.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2005-2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2009, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferral (4)
All Asset Fund	$21,548	$0	$(2,309,274)	$0	$(557,333)	$(1,007,209)
Foreign Bond Fund (U.S. Dollar-Hedged)	133,820	15,501	(528,794)	(40,251)	0	0
Global Advantage Strategy Bond Fund	54	2	48	(45)	0	0
Global Multi-Asset Fund	1,628	0	(5,004)	(3)	0	(1,726)
High Yield Fund	0	0	(1,783,274)	(9,492)	(247,976)	(534,587)
Income Fund	0	0	(43,795)	(59)	(1,046)	(3,157)
Low Duration Fund	0	0	(1,024,820)	(7,974)	0	(67,341)
Real Return Fund	130,997	0	(1,344,546)	(40,742)	0	(538,640)
Short-Term Fund	9,134	24,565	(308,280)	(3,051)	0	0
StocksPLUS® Fund	0	0	(54,891)	(276)	(328,226)	(69,666)
Total Return Fund	0	0	(4,678,008)	(325,078)	0	(405,130)
Unconstrained Bond Fund	6,990	459	6,850	(453)	0	0

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2008 through March 31, 2009 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2009, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	2010	2011	2012	2013	2014	2015	2016	2017
All Asset Fund	$0	$0	$0	$0	$0	$158,627	$0	$398,706
High Yield Fund	50,806	0	0	0	0	0	0	197,170
Income Fund	0	0	0	0	0	0	449	597
StocksPLUS® Fund	0	58,537	0	0	0	0	0	269,689

154	PIMCO Funds

March 31, 2009

As of March 31, 2009, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
All Asset Fund	$13,608,872	$10,673	$(2,319,946)	$(2,309,273)
Foreign Bond Fund (U.S. Dollar-Hedged)	4,150,625	67,390	(571,047)	(503,657)
Global Advantage Strategy Bond Fund	8,041	124	(86)	38
Global Multi-Asset Fund	275,934	2,289	(5,969)	(3,680)
High Yield Fund	8,404,407	178,197	(1,870,708)	(1,692,511)
Income Fund	488,762	10,712	(41,783)	(31,071)
Low Duration Fund	12,772,970	169,906	(1,112,101)	(942,195)
Real Return Fund	23,548,357	827,517	(2,041,642)	(1,214,125)
Short-Term Fund	6,494,403	98,366	(308,605)	(210,239)
StocksPLUS® Fund	494,002	5,722	(51,156)	(45,434)
Total Return Fund	203,818,607	5,471,586	(10,315,220)	(4,843,634)
Unconstrained Bond Fund	1,493,819	27,475	(19,359)	8,116

(5)

Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, treasury inflation-protected securities deflationary adjustments, interest only basis adjustments, passive foreign investment companies, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2009 and March 31, 2008, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2009			March 31, 2008
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital
All Asset Fund	$754,365	$0	$0	$1,015,232	$0	$0
Foreign Bond Fund (U.S. Dollar-Hedged)	274,978	0	0	90,822	0	0
Global Advantage Strategy Bond Fund	18	0	0	N/A	N/A	N/A
Global Multi-Asset Fund	4,926	0	0	N/A	N/A	N/A
High Yield Fund	503,087	0	35,091	512,002	0	0
Income Fund	21,242	0	0	6,882	0	0
Low Duration Fund	531,670	42,542	12	553,378	0	0
Real Return Fund	892,288	0	0	1,006,090	0	0
Short-Term Fund	170,473	35,398	0	204,452	0	0
StocksPLUS® Fund	36,588	0	176	48,311	0	0
Total Return Fund	10,932,493	2,227,361	0	6,176,988	0	0
Unconstrained Bond Fund	6,252	0	0	N/A	N/A	N/A

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

Annual Report	March 31, 2009	155

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Class R Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights for the Class R shares present fairly, in all material respects, the financial position of the All Asset Fund, Foreign Bond Fund (U.S. Dollar-Hedged), Global Advantage Strategy Bond Fund, Global Multi-Asset Fund, High Yield Fund, Income Fund, Low Duration Fund, Real Return Fund, Short-Term Fund, StocksPLUS® Fund, Unconstrained Bond Fund, and Total Return Fund, twelve of the seventy-five funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2009, the results of each of their operations, the changes in each of their net assets, the cash flows for the Income Fund and StocksPLUS® Fund and the financial highlights of the Funds for the Class R shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 22, 2009

156	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	FTSE	Financial Times Stock Exchange	KCBT	Kansas City Board of Trade
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOT	Chicago Board of Trade	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGCI	Dow Jones-AIG Commodity Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DWRTT	Dow Jones Wilshire REIT Total Return Index	SPGCCNTR	S&P GSCITR Corn Index
CDX.XO	Credit Derivatives Index - Crossover	EAFE	Europe, Australasia, and Far East Stock Index	TUCPI	Turkey Consumer Price Index
CMBX	Commercial Mortgage-Backed Index	eRAFI	enhanced Research Affiliates Fundamental Index	UKRPI	United Kingdom Retail Price Index
CPI	Consumer Price Index	eRAFI EM	eRAFI Emerging Markets	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	SIFMA	Securities Industry and Financial Markets Association
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate

Annual Report	March 31, 2009	157

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2009) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2009 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2009 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2009 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction Percentage	Qualified Dividend Income Percentage	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	1.35%	0.73%	$399,314	$0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.09%	0.09%	104,097	41,786
Global Advantage Strategy Bond Fund	0.00%	0.00%	9	0
Global Multi-Asset Fund	0.37%	0.18%	657	0
High Yield Fund	1.69%	0.97%	430,178	0
Income Fund	0.00%	0.00%	20,592	0
Low Duration Fund	1.48%	1.43%	404,480	50,478
Real Return Fund	0.25%	0.20%	366,279	464,149
Short-Term Fund	0.31%	0.31%	145,828	0
StocksPLUS® Fund	2.87%	1.52%	19,146	0
Total Return Fund	0.00%	0.00%	5,982,593	2,379,421
Unconstrained Bond Fund	2.44%	0.00%	5,567	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2010, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2009.

158	PIMCO Funds

Management of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (49) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	107	Chairman and Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust, Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil* (46) Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO	107	Trustee, PIMCO Variable Insurance Trust and Trustee, PIMCO ETF Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust

Vern O. Curtis (74) Trustee	04/1987 to 02/1993 and 02/1995 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

J. Michael Hagan (69) Trustee	05/2000 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; Trustee, PIMCO ETF Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (71) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	107	Trustee, PIMCO Variable Insurance Trust; and Trustee, PIMCO ETF Trust.

* Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2009	159

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust***	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (49) President	04/2009 to Present	Managing Director, PIMCO.

David C. Flattum (44) Chief Legal Officer	11/2006 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	07/2004 to Present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (64) Senior Vice President	04/1987 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (50) Senior Vice President	05/2008 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

Jeffrey M. Sargent (46) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

J. Stephen King, Jr. (46) Vice President— Senior Counsel, Secretary	05/2005 to Present (since 10/2007 as Secretary)	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	05/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (51) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	10/2007 to Present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Erik C. Brown (41) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (34) Assistant Treasurer	05/2007 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (39) Assistant Treasurer	11/2003 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

160	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Annual Report	March 31, 2009	161

Approval of Investment Advisory Contract and Supervision and Administration Agreement	(Unaudited)

The Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Supervision and Administration Agreement with Pacific Investment Management Company LLC (“PIMCO”), on behalf of PIMCO Global Advantage Strategy Bond Fund on May 19, 2008, PIMCO EM Fundamental IndexPLUS TR Strategy Fund and PIMCO Global Multi-Asset Fund on August 12, 2008, PIMCO Unconstrained Tax Managed Bond Fund and PIMCO Government Money Market Fund on November 4, 2008, and PIMCO Long-Term Credit Fund on February 23, 2009, each a new series of the Trust (each a “Fund” and, together, the “Funds”). On August 12, 2008, the Board also approved on behalf of EM Fundamental IndexPLUS TR Strategy Fund the Sub-Advisory Agreement (together, with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”) with Research Affiliates, LLC (“RALLC”).

The Agreements are currently in effect with respect to other series of the Trust. The Trust’s Supervision and Administration Agreement, which the Board approved in August 2008, replaced the Trust’s Administration Agreement. With respect to Global Advantage Strategy Bond Fund, all references in this disclosure to the “Supervision and Administration Agreement” or to “supervisory and administrative fees” are deemed to be references to the prior Administration Agreement and administrative fees.

The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment advisory fees and expense ratios of funds with investment objectives and policies similar to those of the Funds. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the Funds.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Sub-Advisory Agreement are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio

162	PIMCO Funds

(Unaudited)

accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit each Fund and its shareholders.

3.	Investment Performance

As the Funds were new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Funds.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for each Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds.

The Board compared the Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the Funds’ total expenses to be reasonable.

With respect to PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund, the Board also reviewed data comparing the Funds’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. The Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to those Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees. At the time the Board considered the Agreements for the Funds (other than PIMCO Government Money Market Fund and PIMCO Long-Term Credit Fund), PIMCO did not manage any separate accounts with a similar investment strategies to these Funds; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified supervisory and administrative fee creates fund fees that are fixed, rather than variable, and that the unified fee was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that each Fund’s proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund fees that would be beneficial to each Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each Class of each Fund by waiving a portion of its supervisory and administrative fee or reimbursing a Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to a Class of a Fund exceeds 0.49 basis points in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, as well as the estimated total expenses of each Fund, are reasonable and approval of the Agreements would likely benefit each Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Funds were new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with each Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the supervisory and administrative fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio).

The Board concluded that each Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

Annual Report	March 31, 2009	163

Approval of Investment Advisory Contract and Supervision and Administration Agreement (Cont.)	(Unaudited)

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Funds. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to each Fund and its shareholders, for which they may be compensated under the unified supervisory and administrative fee, or through distribution fees paid pursuant each Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each Fund, and, for EM Fundamental IndexPLUS TR Strategy Fund, the sub-advisory fee to be paid by PIMCO to RALLC, and that the approval of the Agreements was in the best interests of each Fund and its shareholders.

164	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors, the asset management subsidiary of Allianz SE, has more than $1 trillion under management for our clients worldwide.1 Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management[2]	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

1 Allianz Global Investors AG assets under management as of 12/31/08.

2 Cadence Capital Management is an independently owned investment firm.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2009. For information about any product, contact your financial advisor.                                                                                               AZ060AR_24861

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

	(a)	The Board of Trustees has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

	(a)	Fiscal Year Ended	Audit Fees
		March 31, 2009	$2,731,174
		March 31, 2008	$2,669,378

	(b)	Fiscal Year Ended	Audit-Related Fees(1)
		March 31, 2009	$10,750
		March 31, 2008	$10,240

	(c)	Fiscal Year Ended	Tax Fees
		March 31, 2009	$0(2)
		March 31, 2008	$7,632(3)

	(d)	Fiscal Year Ended	All Other Fees(4)
		March 31, 2009	$ —
		March 31, 2008	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) Includes aggregate fees billed for review of the Registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.
(2) There were no “Tax Fees” for the last fiscal year.

(3) Includes aggregate fees billed for review of the Registrant’s tax returns and tax consulting services.

(4) There were no “Other Fees” for the last two fiscal years.

	(e)	Pre-approval policies and procedures

	(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

	(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2009	March 31, 2008
PIMCO Funds	$10,750	$17,872
Pacific Investment Management Company LLC (“PIMCO”)	$557,490	$886,494

Totals	$568,240	$904,366

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy

Item 6.	Schedule of Investments.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its annual reports to shareholders, a copy of which is included under Item 1, for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2009

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

March 31, 2009

	Shares	Value (000s)
PIMCO FUNDS (h) 0.7%

Short-Term Floating NAV Portfolio	103,122,724	$1,031,743

Total PIMCO Funds (Cost $1,031,743)		1,031,743

	Principal Amount (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.560% due 08/03/2012	$520,584	280,790
Ford Motor Co.
3.560% due 12/16/2013	21,451	10,335
General Motors Corp.
8.000% due 11/29/2013	34,290	14,530
Georgia-Pacific Corp.
2.956% due 12/20/2012	934	826
3.292% due 12/20/2012	23,891	21,132
3.459% due 12/20/2012	692	612
NRG Energy, Inc.
1.359% due 02/01/2013	5,674	5,122
RH Donnelley Corp.
6.750% due 06/30/2011	3,781	1,670
Sensata Technologies BV
2.934% due 04/27/2013	4,899	2,117
Texas Competitive Electric Holdings Co. LLC
3.979% due 10/10/2014	64	42
4.018% due 10/10/2014	95	63
4.033% due 10/10/2014	12,390	8,206
Yell Group PLC
3.479% due 02/10/2013	33,000	18,728

Total Bank Loan Obligations (Cost $639,670)		364,173

CORPORATE BONDS & NOTES 25.6%
Banking & Finance 18.4%
ABX Financing Co.
5.750% due 10/15/2016	12,300	11,912
Ace INA Holdings, Inc.
5.700% due 02/15/2017	50	45
5.875% due 06/15/2014	3,400	3,332
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	250	181
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	5,115
Alliance & Leicester PLC
1.218% due 01/19/2011	23,000	21,781
Allstate Corp.
6.125% due 12/15/2032	150	115
6.125% due 05/15/2037	2,800	1,582
Allstate Life Global Funding II
1.901% due 05/21/2010	16,200	15,440
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	166,100	160,866
American Express Bank FSB
0.583% due 06/22/2009	3,800	3,749
0.584% due 06/12/2009	26,600	26,285
0.605% due 10/20/2009	4,400	4,255
0.864% due 06/12/2017	10,000	5,210
5.500% due 04/16/2013	246,500	212,863
6.000% due 09/13/2017	309,400	260,996
American Express Centurion Bank
0.583% due 09/22/2009	10,400	10,074
0.583% due 03/23/2010	3,800	3,565
0.584% due 06/12/2009	28,700	28,319
0.616% due 04/17/2009	90,000	89,753
0.637% due 07/13/2010	4,400	4,048
0.716% due 11/16/2009	1,700	1,632
0.716% due 12/17/2009	5,000	4,775
5.200% due 11/26/2010	3,476	3,336
6.000% due 09/13/2017	309,600	261,165
American Express Co.
5.250% due 09/12/2011	600	565
5.500% due 09/12/2016	150	123
6.150% due 08/28/2017	53,500	44,434
7.000% due 03/19/2018	204,600	180,889
8.150% due 03/19/2038	90	82
American Express Credit Corp.
0.578% due 04/06/2009	20,300	20,289
0.593% due 11/09/2009	4,200	4,076
0.641% due 02/24/2012	3,000	2,453
0.648% due 10/04/2010	20,000	18,194
0.677% due 12/02/2010	8,670	7,806
0.716% due 06/16/2011	72,400	62,941
1.920% due 05/27/2010	122,108	115,307
5.875% due 05/02/2013	153,900	135,286
American Express Travel Related Services Co., Inc.
0.697% due 06/01/2011	51,700	44,754
5.250% due 11/21/2011	30,709	27,740
American General Finance Corp.
1.311% due 03/02/2010	10,000	6,026
1.518% due 08/17/2011	21,640	9,012
1.570% due 12/15/2011	1,600	593
3.875% due 10/01/2009	16,716	11,832
4.000% due 03/15/2011	5,000	2,120
4.625% due 05/15/2009	15,000	14,040
4.625% due 09/01/2010	4,000	1,844
5.375% due 10/01/2012	200	80
5.400% due 12/01/2015	100	37
5.850% due 06/01/2013	5,742	2,281
5.900% due 09/15/2012	180	75
6.900% due 12/15/2017	216,800	76,104
American Honda Finance Corp.
1.282% due 05/12/2009	94,600	94,560
2.038% due 06/20/2011	25,000	24,882
American International Group, Inc.
0.606% due 06/16/2009	27,600	24,875
1.224% due 01/29/2010	217,600	137,360
1.252% due 10/18/2011	51,100	26,764
4.250% due 05/15/2013	22,500	9,107
4.700% due 10/01/2010	10,437	5,938
4.950% due 03/20/2012	65,095	31,849
5.050% due 10/01/2015	67,800	30,186
5.375% due 10/18/2011	53,625	27,907
5.450% due 05/18/2017	149,350	59,184
5.600% due 10/18/2016	12,323	5,450
5.850% due 01/16/2018	249,955	98,034
6.250% due 05/01/2036	100,000	35,162
8.175% due 05/15/2058	599,920	51,137
8.250% due 08/15/2018	319,937	137,120
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	135
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,097
ANZ National International Ltd.
1.281% due 08/07/2009	47,200	47,175
6.200% due 07/19/2013	223,000	215,318
Asian Development Bank
5.820% due 06/16/2028	1,100	1,370
ASIF I
1.309% due 07/26/2010	30,000	24,024
Associates Corp. of North America
7.950% due 02/15/2010	25,500	24,891
8.550% due 07/15/2009	250	248
AXA Financial, Inc.
7.750% due 08/01/2010	100	99
BAC Capital Trust XIV
5.630% due 12/31/2049	345	76
Banco Santander Chile
1.634% due 12/09/2009	56,282	55,822
Bank of America Corp.
1.352% due 09/25/2009	101,300	100,466
1.356% due 11/06/2009	118,700	117,143
1.420% due 10/14/2016	40,000	25,251
1.509% due 09/18/2009	400	399
1.568% due 08/15/2016	82,800	53,081
1.650% due 09/15/2014	10,000	7,053
2.100% due 04/30/2012	100	100
4.750% due 08/15/2013	500	388
5.125% due 11/15/2014	125	107
5.200% due 03/15/2018	100	58
5.250% due 12/01/2015	275	184
5.625% due 10/14/2016	185	157
5.650% due 05/01/2018	23,605	19,739
5.750% due 12/01/2017	62,970	53,002
6.000% due 09/01/2017	199,020	169,773
7.250% due 10/15/2025	200	125
7.400% due 01/15/2011	29,276	27,306
7.750% due 08/15/2015	2,000	1,621
7.800% due 02/15/2010	500	480
Bank of America Institutional Capital A
8.070% due 12/31/2026	4,400	1,862
Bank of America N.A.
1.331% due 06/12/2009	167,460	167,289
1.600% due 06/15/2016	100,760	64,012
1.822% due 05/12/2010	89,600	83,559
6.000% due 10/15/2036	70,100	46,543
6.100% due 06/15/2017	4,200	3,050
Bank of New York Mellon Corp.
1.634% due 02/05/2010	8,700	8,570
6.375% due 04/01/2012	200	208
Bank of Scotland PLC
1.182% due 07/17/2009	105,200	104,612
1.344% due 12/08/2010	11,300	10,422
1.360% due 09/14/2009	2,000	1,967
5.250% due 02/21/2017	100	80
Bank One Corp.
4.900% due 04/30/2015	20,000	17,438
5.900% due 11/15/2011	12,500	12,261
7.750% due 07/15/2025	200	189
Barclays Bank PLC
5.450% due 09/12/2012	168,600	170,879
6.050% due 12/04/2017	188,880	148,864
7.434% due 09/29/2049	81,600	33,943
7.700% due 04/29/2049	494,300	217,492
BB&T Corp.
4.750% due 10/01/2012	145	140

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
BBVA U.S. Senior SAU
1.212% due 04/17/2009	$200,000	$199,967
BBVA USA Bancshares, Inc.
1.998% due 10/09/2009	35,000	35,012
Bear Stearns Cos. LLC
1.262% due 10/22/2010	10,000	9,782
1.341% due 08/21/2009	25,005	24,924
1.341% due 02/23/2010	235,325	232,587
1.352% due 07/16/2009	3,080	3,074
1.360% due 02/01/2012	30,000	26,525
1.366% due 05/18/2010	47,500	46,799
1.404% due 01/31/2011	183,500	174,657
1.446% due 11/28/2011	32,450	31,186
1.448% due 08/15/2011	66,785	61,744
1.486% due 07/19/2010	35,341	34,837
1.554% due 09/09/2009	28,905	28,818
1.641% due 11/21/2016	13,706	11,202
4.500% due 10/28/2010	8,215	8,136
4.550% due 06/23/2010	9,175	9,059
5.300% due 10/30/2015	19,000	17,647
5.350% due 02/01/2012	150	149
5.500% due 08/15/2011	10,325	10,346
5.550% due 01/22/2017	1,255	1,057
6.400% due 10/02/2017	45,120	44,012
6.950% due 08/10/2012	559,855	570,682
7.250% due 02/01/2018	111,635	115,549
7.625% due 12/07/2009	632	642
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,267
Block Financial LLC
7.875% due 01/15/2013	53,100	52,374
BNP Paribas
5.186% due 06/29/2049	1,300	534
BNY Mellon N.A.
4.750% due 12/15/2014	50	47
Boeing Capital Corp.
6.100% due 03/01/2011	300	316
7.375% due 09/27/2010	135	143
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	5,258
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	13,853
Caelus Re Ltd.
7.511% due 06/07/2011	25,000	23,558
Calabash Re Ltd.
12.220% due 01/08/2010	2,650	2,595
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	10,400	10,358
Capital One Financial Corp.
1.572% due 09/10/2009	27,400	26,542
5.700% due 09/15/2011	7,000	6,308
6.150% due 09/01/2016	8,462	5,365
6.250% due 11/15/2013	193	174
6.750% due 09/15/2017	260,000	217,387
Caterpillar Financial Services Corp.
1.306% due 05/18/2009	106,480	106,118
1.976% due 06/24/2011	4,500	4,238
5.450% due 04/15/2018	25	21
Charter One Bank N.A.
1.209% due 04/24/2009	100,000	99,912
6.375% due 05/15/2012	6,350	5,140
Chubb Corp.
6.500% due 05/15/2038	10,000	9,639
CIT Group Funding Co. of Canada
4.650% due 07/01/2010	29,000	24,079
CIT Group, Inc.
1.358% due 08/17/2009	26,458	23,643
1.387% due 03/22/2010	32,000	27,255
1.394% due 06/08/2009	90,075	87,152
1.399% due 04/27/2011	10,800	7,252
1.451% due 03/12/2010	41,934	33,365
1.464% due 07/28/2011	70,000	44,916
1.474% due 11/03/2010	2,000	1,465
1.481% due 02/13/2012	6,340	3,887
3.375% due 04/01/2009 (l)	15,000	15,000
4.250% due 02/01/2010	50,400	43,211
4.750% due 12/15/2010	12,900	10,408
5.000% due 02/01/2015	150	92
5.200% due 11/03/2010	10,000	8,069
5.600% due 04/27/2011	32,000	23,372
5.800% due 07/28/2011	18,500	13,350
6.000% due 02/15/2013	500	166
6.875% due 11/01/2009	11,000	10,029
7.625% due 11/30/2012	5,025	3,702
7.750% due 04/02/2012	4,000	2,846
12.000% due 12/18/2018	58,101	33,782
Citicorp
7.250% due 10/15/2011	12,413	10,854
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	8,677
Citigroup Capital XXI
8.300% due 12/21/2057	306,750	148,031
Citigroup Funding, Inc.
0.523% due 04/23/2009	16,600	16,561
1.226% due 06/26/2009	13,600	13,436
1.257% due 09/22/2009	2,100	2,054
1.372% due 10/22/2009	5,200	4,912
2.291% due 05/07/2010	156,600	140,611
Citigroup Global Markets Holdings, Inc.
1.290% due 08/03/2009	39,980	39,473
1.290% due 11/02/2009	800	782
Citigroup, Inc.
1.262% due 12/28/2009	173,730	160,429
1.336% due 05/18/2011	100,000	80,791
1.381% due 08/13/2010	1,300	1,137
1.396% due 05/18/2010	221,140	198,735
1.409% due 03/07/2014	21,000	13,096
1.424% due 06/09/2009	102,759	100,704
1.445% due 03/16/2012	32,500	24,207
1.554% due 06/09/2016	39,900	19,982
2.938% due 05/15/2018	300	150
4.125% due 02/22/2010	20,335	19,632
4.250% due 07/29/2009	300	297
5.000% due 09/15/2014	340	226
5.100% due 09/29/2011	23,000	20,932
5.125% due 02/14/2011	57,939	53,230
5.250% due 02/27/2012	10,000	8,917
5.300% due 10/17/2012	201,360	177,673
5.500% due 08/27/2012	177,850	158,678
5.500% due 04/11/2013	665,370	585,287
5.850% due 07/02/2013	24,500	21,957
5.875% due 02/22/2033	75	39
6.000% due 08/15/2017	66,600	57,605
6.125% due 11/21/2017	158,800	137,990
6.125% due 05/15/2018	98,070	84,846
6.125% due 08/25/2036	10,100	5,444
6.500% due 08/19/2013	192,403	177,031
7.250% due 10/01/2010	57,934	52,285
CNA Financial Corp.
5.850% due 12/15/2014	38,500	27,973
6.000% due 08/15/2011	28,500	24,878
6.500% due 08/15/2016	6,250	4,480
Comerica Bank
0.612% due 06/30/2010	2,500	2,255
Commonwealth Bank of Australia
0.573% due 06/08/2009	99,400	99,188
Countrywide Financial Corp.
1.681% due 05/07/2012	28,000	22,678
4.500% due 06/15/2010	18,816	17,396
5.800% due 06/07/2012	194,906	169,399
6.250% due 05/15/2016	25,000	20,829
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	99,091	88,236
4.125% due 09/15/2009	41,636	41,148
5.625% due 07/15/2009	76,550	76,106
6.250% due 04/15/2009	65,169	65,180
Credit Agricole S.A.
1.256% due 05/28/2009	7,300	7,287
1.306% due 05/28/2010	3,700	3,620
6.637% due 05/29/2049	25,147	7,562
Credit Suisse New York
5.000% due 05/15/2013	202,100	195,536
6.000% due 02/15/2018	103	90
Credit Suisse USA, Inc.
1.438% due 08/15/2010	41,790	40,124
1.438% due 08/16/2011	11,595	10,645
5.125% due 08/15/2015	55	51
5.375% due 03/02/2016	250	235
5.500% due 08/16/2011	400	402
5.500% due 08/15/2013	100	99
6.125% due 11/15/2011	9,300	9,479
7.125% due 07/15/2032	40	40
DBS Bank Ltd.
1.454% due 05/16/2017	22,000	16,783
5.000% due 11/15/2019	8,000	7,305
Deutsche Bank AG
1.538% due 02/17/2015	10,000	7,150
4.875% due 05/20/2013	252,300	247,791
6.000% due 09/01/2017	361,100	349,701
DnB NOR Bank ASA
1.330% due 10/13/2009	10,500	10,374
East Lane Re Ltd.
7.170% due 05/06/2011	43,100	40,893
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	6,986
Export-Import Bank of China
4.875% due 07/21/2015	28,200	29,058
FIA Card Services N.A.
6.625% due 06/15/2012	10,000	9,288
7.125% due 11/15/2012	23,285	21,381
Fifth Third Bancorp
1.708% due 12/20/2016	29,030	17,300
6.250% due 05/01/2013	100,180	95,768
First Union Capital I
7.935% due 01/15/2027	4,405	3,757
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	225
Ford Motor Credit Co. LLC
2.664% due 01/15/2010	20,300	16,570
4.010% due 01/13/2012	600	379

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.700% due 01/15/2010	$28,600	$24,502
7.250% due 10/25/2011	3,900	2,779
7.375% due 10/28/2009	48,573	43,568
7.375% due 02/01/2011	5,100	3,856
7.800% due 06/01/2012	1,500	1,017
7.875% due 06/15/2010	102,728	84,917
8.625% due 11/01/2010	23,300	18,565
Foundation Re II Ltd.
7.988% due 11/26/2010	43,350	41,568
GATX Financial Corp.
5.500% due 02/15/2012	7,080	6,624
6.273% due 06/15/2011	10,355	9,855
General Electric Capital Corp.
1.189% due 10/26/2009	1,075	1,053
1.212% due 01/20/2010	190,500	184,793
1.274% due 04/30/2009	10,479	10,477
1.274% due 04/28/2011	39,970	35,094
1.301% due 05/10/2010	15,400	14,466
1.308% due 08/15/2011	11,100	9,499
1.361% due 03/12/2010	1,000	958
1.418% due 06/20/2014	38,000	28,343
1.428% due 12/20/2013	5,000	3,899
1.440% due 12/15/2009	205,090	199,939
1.472% due 10/06/2010	1,500	1,375
1.602% due 10/06/2015	13,000	8,777
1.611% due 01/08/2016	82,800	55,144
1.614% due 05/05/2026	29,950	14,182
1.620% due 02/01/2011	6,000	5,437
3.250% due 06/15/2009	10,000	9,971
4.000% due 05/15/2010	100	96
4.125% due 09/01/2009	140	139
4.250% due 06/15/2012	1,596	1,417
5.625% due 09/15/2017	65	57
5.625% due 05/01/2018	35	31
5.875% due 01/14/2038	532,395	381,793
6.000% due 06/15/2012	1,005	992
6.125% due 02/22/2011	1,100	1,113
6.375% due 11/15/2067	251,300	122,208
6.750% due 03/15/2032	250	203
6.875% due 01/10/2039	206,600	169,154
8.125% due 05/15/2012	250	281
8.310% due 04/13/2009	42,100	42,102
Genworth Financial, Inc.
6.500% due 06/15/2034	160	51
6.515% due 05/22/2018	15,000	4,829
Genworth Global Funding Trusts
1.284% due 04/15/2014	500	280
1.378% due 05/15/2012	12,000	7,402
1.480% due 12/15/2010	6,160	5,015
Glitnir Banki HF
4.762% due 04/20/2010 (a)	1,800	202
GMAC LLC
2.488% due 05/15/2009	123,000	117,004
6.000% due 04/01/2011	15,000	9,095
6.000% due 12/15/2011	100	56
6.500% due 12/15/2018	200	52
6.700% due 06/15/2018	100	25
6.850% due 04/15/2016	200	51
6.875% due 09/15/2011	3,900	2,462
7.000% due 02/15/2018	100	26
7.200% due 10/15/2017	125	33
7.250% due 09/15/2017	200	54
7.375% due 04/15/2018	100	27
Golden West Financial Corp.
4.750% due 10/01/2012	100	93
Goldman Sachs Capital II
5.793% due 12/29/2049	25,200	10,501
Goldman Sachs Group, Inc.
0.613% due 06/23/2009	42,100	41,787
1.307% due 12/23/2009	34,000	33,217
1.317% due 06/23/2009	100,400	99,741
1.318% due 11/16/2009	59,730	58,358
1.332% due 06/28/2010	64,000	61,019
1.416% due 02/06/2012	59,935	51,841
1.455% due 07/23/2009	19,970	19,803
1.461% due 03/02/2010	68,584	66,443
1.522% due 07/22/2015	6,000	4,229
1.532% due 06/28/2010	28,120	26,850
1.677% due 03/22/2016	37,300	25,422
1.832% due 09/29/2014	12,500	9,195
1.854% due 01/12/2015	20,000	14,782
4.750% due 07/15/2013	500	460
5.000% due 01/15/2011	11,500	11,421
5.250% due 10/15/2013	965	902
5.300% due 02/14/2012	10,830	10,458
5.350% due 01/15/2016	14,555	12,920
5.450% due 11/01/2012	200	193
5.625% due 01/15/2017	150	117
5.700% due 09/01/2012	2,325	2,258
5.950% due 01/18/2018	295,300	268,707
6.125% due 02/15/2033	20,010	16,731
6.150% due 04/01/2018	291,000	266,427
6.250% due 09/01/2017	417,600	387,843
6.600% due 01/15/2012	1,550	1,549
6.750% due 10/01/2037	307,924	208,970
6.875% due 01/15/2011	100	101
7.350% due 10/01/2009	150	152
7.500% due 02/15/2019	35,000	35,008
Hartford Life Global Funding Trusts
1.288% due 11/15/2009	10,700	9,793
1.500% due 06/16/2014	400	253
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	2,404
HBOS PLC
6.750% due 05/21/2018	250,600	193,654
HCP, Inc.
5.950% due 09/15/2011	12,350	10,591
6.300% due 09/15/2016	13,000	9,067
6.700% due 01/30/2018	20,000	13,518
Health Care REIT, Inc.
5.875% due 05/15/2015	5,000	3,863
Heller Financial, Inc.
7.375% due 11/01/2009	300	299
HSBC Bank USA N.A.
1.432% due 06/10/2009	1,400	1,392
1.450% due 12/14/2009	9,700	9,448
4.625% due 04/01/2014	75	70
5.875% due 11/01/2034	3,000	2,588
HSBC Capital Funding LP
4.610% due 12/29/2049	400	170
9.547% due 12/29/2049	43,400	29,623
10.176% due 12/29/2049	66,160	49,184
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	461
HSBC Finance Corp.
1.192% due 10/21/2009	73,600	69,577
1.344% due 01/15/2014	16,900	8,817
1.389% due 06/19/2009	158,650	157,306
1.411% due 03/12/2010	2,600	2,305
1.451% due 08/09/2011	8,000	5,448
1.491% due 05/10/2010	39,155	33,314
1.518% due 11/16/2009	85,979	82,439
1.691% due 06/01/2016	20,000	10,942
4.625% due 09/15/2010	278	251
4.750% due 05/15/2009	4,000	3,976
5.700% due 06/01/2011	230	195
6.375% due 10/15/2011	355	307
7.000% due 05/15/2012	315	253
HSBC Holdings PLC
6.500% due 05/02/2036	191,900	159,022
6.500% due 09/15/2037	109,800	90,215
7.500% due 07/15/2009	33,000	33,009
IBM International Group Capital LLC
1.524% due 07/29/2009	88,000	88,156
ICICI Bank Ltd.
1.894% due 01/12/2010	1,400	1,260
ILFC E-Capital Trust II
6.250% due 12/21/2065	16,795	2,696
ING Bank NV
3.900% due 03/19/2014	200	202
Inter-American Development Bank
7.375% due 01/15/2010	350	366
International Lease Finance Corp.
1.469% due 05/24/2010	81,885	58,591
1.482% due 04/20/2009	7,900	7,799
1.494% due 01/15/2010	40,730	32,164
1.610% due 07/13/2012	5,700	2,309
1.765% due 07/01/2011	50,000	27,033
4.150% due 01/20/2015	92,000	66,884
4.750% due 07/01/2009	8,768	8,243
4.750% due 01/13/2012	10,677	6,235
4.875% due 09/01/2010	25,160	18,385
4.950% due 02/01/2011	4,300	2,842
5.000% due 04/15/2010	2,000	1,589
5.000% due 09/15/2012	5,000	2,721
5.125% due 11/01/2010	10,000	7,491
5.250% due 01/10/2013	15,000	8,012
5.300% due 05/01/2012	15,100	8,657
5.350% due 03/01/2012	20,000	11,231
5.400% due 02/15/2012	20,000	11,252
5.450% due 03/24/2011	7,000	4,718
5.625% due 09/15/2010	39,440	29,126
5.625% due 09/20/2013	100	56
5.750% due 06/15/2011	14,457	9,398
6.625% due 11/15/2013	15,000	8,318
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	3,602
5.950% due 10/15/2013	10,000	3,002
Jackson National Life Funding LLC
1.511% due 08/06/2011	500	479
John Deere Capital Corp.
1.301% due 09/01/2009	25,000	24,810
4.950% due 12/17/2012	15	15
5.650% due 07/25/2011	9,000	9,297
7.000% due 03/15/2012	175	186
John Hancock Global Funding II
1.309% due 04/27/2009	5,000	5,001
JPMorgan Chase & Co.
0.571% due 06/26/2009	2,040	2,035
1.256% due 01/17/2011	16,100	15,352
1.302% due 06/25/2010	1,300	1,270

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
1.320% due 11/01/2012	$3,500	$2,913
1.347% due 06/25/2012	28,300	23,956
1.348% due 05/16/2011	11,600	10,952
1.625% due 10/02/2009	66,200	65,944
4.500% due 01/15/2012	4,000	3,964
4.750% due 05/01/2013	235	228
4.750% due 03/01/2015	300	286
4.875% due 03/15/2014	645	602
5.125% due 09/15/2014	14,015	12,421
5.250% due 05/01/2015	700	628
5.750% due 01/02/2013	40,135	38,377
6.000% due 01/15/2018	161,745	163,763
6.125% due 06/27/2017	15	14
6.400% due 05/15/2038	36,411	35,864
7.000% due 11/15/2009	2,100	2,126
7.875% due 06/15/2010	80	82
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012	600	514
JPMorgan Chase Bank N.A.
1.656% due 06/13/2016	30,565	20,943
6.000% due 10/01/2017	318,800	299,515
JPMorgan Chase Capital XV
5.875% due 03/15/2035	12,100	7,122
JPMorgan Chase Capital XX
6.550% due 09/29/2036	37,800	24,356
JPMorgan Chase Capital XXI
2.120% due 02/02/2037	24,000	9,295
JPMorgan Chase Capital XXIII
2.238% due 05/15/2047	4,278	1,760
KeyBank N.A.
3.511% due 06/02/2010	286,100	275,887
7.413% due 05/06/2015	91,450	83,463
KeyCorp
0.621% due 05/26/2009	56,500	56,180
6.500% due 05/14/2013	100,000	97,705
Landsbanki Islands HF
2.858% due 08/25/2009 (a)	1,500	9
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	193
Lehman Brothers Holdings, Inc.
2.878% due 04/03/2009 (a)	166,080	20,760
2.907% due 11/16/2009 (a)	25,870	3,234
2.911% due 08/21/2009 (a)	89,000	11,125
2.951% due 05/25/2010 (a)	108,850	13,606
3.011% due 12/23/2010 (a)	100	12
3.950% due 11/10/2009 (a)	100	13
4.000% due 04/16/2019 (a)	90	12
5.625% due 01/24/2013 (a)	152,570	19,071
5.750% due 01/03/2017 (a)	200	0
6.200% due 09/26/2014 (a)	49,670	6,581
6.625% due 01/18/2012 (a)	350	46
6.750% due 12/28/2017 (a)	20,000	2
6.875% due 05/02/2018 (a)	122,732	15,342
7.500% due 05/11/2038 (a)	85,000	8
7.875% due 11/01/2009 (a)	65	9
Liberty Mutual Group, Inc.
5.750% due 03/15/2014	7,600	5,866
Lincoln National Corp.
1.411% due 03/12/2010	31,900	29,933
Lloyds Banking Group PLC
5.920% due 09/29/2049	37,900	7,012
6.657% due 05/19/2049	200	42
Longpoint Re Ltd.
6.570% due 05/08/2010	87,500	84,998
M&I Marshall & Ilsley Bank
3.950% due 08/14/2009	2,190	2,176
5.250% due 09/04/2012	125	81
Macquarie Bank Ltd.
2.600% due 01/20/2012	200,000	200,271
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	21,000	18,548
5.750% due 09/15/2015	68,000	60,742
7.125% due 06/15/2009	1,600	1,600
9.250% due 04/15/2019	8,000	8,174
Marshall & Ilsley Corp.
4.375% due 08/01/2009	12,800	12,744
5.350% due 04/01/2011	7,745	6,026
MBNA Capital B
1.970% due 02/01/2027	7,000	2,456
MBNA Corp.
6.125% due 03/01/2013	20,100	17,417
Mellon Funding Corp.
5.000% due 12/01/2014	100	96
Mercantile Bankshares Corp.
4.625% due 04/15/2013	3,390	3,097
Merrill Lynch & Co., Inc.
0.611% due 06/26/2009	45,020	44,594
0.633% due 03/23/2010	6,410	6,140
0.646% due 08/14/2009	45,000	44,315
1.291% due 05/08/2009	115,768	115,097
1.327% due 03/23/2010	21,500	20,013
1.328% due 08/14/2009	30,575	29,919
1.346% due 12/04/2009	22,075	21,206
1.359% due 07/25/2011	110,730	92,569
1.370% due 11/01/2011	123,800	101,296
1.438% due 02/15/2011	37,250	31,663
1.454% due 02/05/2010	50,874	48,037
1.501% due 06/05/2012	104,360	81,097
1.544% due 09/09/2009	10,700	10,435
1.554% due 01/15/2015	30,900	18,617
3.051% due 05/20/2009 (l)	55,593	55,286
3.472% due 05/12/2010	170,615	160,698
4.125% due 09/10/2009	21,621	21,327
4.250% due 02/08/2010	12,885	12,162
5.000% due 01/15/2015	200	154
5.450% due 02/05/2013	39	32
6.050% due 08/15/2012	538,198	462,242
6.150% due 04/25/2013	30,000	25,248
6.220% due 09/15/2026	115	57
6.400% due 08/28/2017	171,400	123,218
6.750% due 06/01/2028	115	75
6.875% due 04/25/2018	551,450	432,227
7.750% due 05/14/2038	100	60
MetLife, Inc.
5.375% due 12/15/2012	200	189
6.400% due 12/15/2036	70,000	29,450
Metropolitan Life Global Funding I
1.278% due 05/17/2010	3,200	3,022
1.570% due 03/15/2012	400	319
5.125% due 11/09/2011	4,325	4,157
5.125% due 04/10/2013	16,500	15,088
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	200	161
Monumental Global Funding II
1.277% due 09/22/2009	9,100	9,072
Monumental Global Funding Ltd.
1.700% due 06/15/2011	60,000	54,063
5.500% due 04/22/2013	51,900	47,243
Morgan Stanley
0.530% due 04/19/2012	50,500	40,281
0.643% due 05/07/2010	41,745	39,006
1.184% due 01/15/2010	85,890	82,651
1.291% due 05/07/2009	1,500	1,498
1.341% due 05/07/2010	56,300	52,627
1.374% due 01/15/2010	21,430	20,501
1.392% due 01/18/2011	112,500	101,579
1.574% due 10/15/2015	40,620	28,903
1.592% due 10/18/2016	115,000	77,231
1.648% due 01/09/2012	59,300	47,625
1.698% due 01/09/2014	26,580	19,733
3.338% due 05/14/2010	353,600	344,549
4.250% due 05/15/2010	2,500	2,431
4.750% due 04/01/2014	6,159	5,043
5.050% due 01/21/2011	16,000	15,739
5.375% due 10/15/2015	500	453
5.550% due 04/27/2017	2,900	2,586
5.625% due 01/09/2012	1,354	1,304
5.750% due 08/31/2012	305,600	295,764
5.750% due 10/18/2016	1,000	912
5.950% due 12/28/2017	600	546
6.000% due 04/28/2015	95,800	90,642
6.250% due 08/28/2017	33,400	31,070
6.250% due 08/09/2026	225	187
6.600% due 04/01/2012	1,490	1,498
6.625% due 04/01/2018	6,700	6,403
6.750% due 04/15/2011	200	200
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	26,400	17,711
Mystic Re Ltd.
11.261% due 06/07/2011	12,200	11,580
National Australia Bank Ltd.
1.352% due 09/11/2009	1,700	1,700
1.462% due 06/29/2016	10,000	8,219
1.489% due 06/19/2017	75,000	59,887
1.527% due 06/23/2014	25,250	22,968
1.691% due 02/08/2010	33,300	33,307
5.350% due 06/12/2013	185,500	179,793
National City Bank
0.390% due 08/10/2009	15,000	14,803
1.382% due 06/18/2010	1,900	1,816
1.670% due 12/15/2016	8,090	4,762
4.250% due 01/29/2010	2,200	2,186
4.500% due 03/15/2010	278	279
4.625% due 05/01/2013	8,400	7,650
6.200% due 12/15/2011	19,625	19,295
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	146
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	11,873
Nationwide Life Global Funding I
1.446% due 05/19/2010	20,500	19,282
New York Life Global Funding
4.650% due 05/09/2013	1,100	1,073
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	12,601
ORIX Corp.
5.480% due 11/22/2011	20,000	13,644
Osiris Capital PLC
3.944% due 01/15/2010	17,600	17,171

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Pacific Life Global Funding
5.150% due 04/15/2013	$11,700	$11,033
Pearson Dollar Finance PLC
5.700% due 06/01/2014	5,000	4,682
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	25,000	23,648
6.250% due 05/06/2018	28,000	24,370
Petroleum Export Ltd.
5.265% due 06/15/2011	18,829	16,018
Philip Morris Capital Corp.
7.500% due 07/16/2009	16,872	16,887
PMI Group, Inc.
6.000% due 09/15/2016	24,200	13,918
PNC Bank N.A.
1.620% due 02/01/2010	10,000	9,808
1.634% due 08/05/2009	85,000	84,767
PNC Funding Corp.
0.584% due 06/12/2009	5,000	4,977
1.314% due 01/31/2012	9,000	7,326
5.125% due 12/14/2010	150	148
PNC Preferred Funding Trust I
8.700% due 02/28/2049	100	45
Popular North America, Inc.
1.812% due 04/06/2009	25,000	24,995
Premium Asset Trust
1.661% due 10/08/2009	44,950	39,046
Pricoa Global Funding I
1.219% due 07/27/2009	3,700	3,586
2.066% due 06/04/2010	2,800	2,522
5.300% due 09/27/2013	21,000	16,838
Princeton University
4.950% due 03/01/2019	2,000	1,994
Principal Life Income Funding Trusts
1.398% due 11/15/2010	1,000	834
5.100% due 04/15/2014	100	93
5.300% due 04/24/2013	148,700	136,779
5.550% due 04/27/2015	237,300	225,027
Progressive Corp.
6.700% due 06/15/2037	200	90
Prudential Financial, Inc.
2.040% due 06/10/2013	20,000	16,059
6.000% due 12/01/2017	40,000	26,472
6.100% due 06/15/2017	307	210
6.625% due 12/01/2037	5,400	2,931
Rabobank Capital Funding II
5.260% due 12/29/2049	11,120	5,008
Rabobank Capital Funding Trust
5.254% due 12/29/2049	2,120	955
Rabobank Nederland NV
1.412% due 04/06/2009	7,650	7,650
1.646% due 05/19/2010	6,100	6,028
RBS Capital Trust I
4.709% due 12/29/2049	500	200
Regions Bank
7.500% due 05/15/2018	127,861	114,323
Regions Financial Corp.
6.375% due 05/15/2012	125	115
Republic New York Corp.
7.750% due 05/15/2009	4,375	4,367
Residential Reinsurance 2007 Ltd.
7.261% due 06/07/2010	12,500	11,936
8.511% due 06/07/2010	12,500	12,121
9.011% due 06/07/2010	12,500	12,039
11.511% due 06/07/2010	1,500	1,447
Residential Reinsurance 2008 Ltd.
8.011% due 06/06/2011	16,000	15,272
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	19,378
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	133
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	200	127
6.375% due 02/01/2011	9,110	8,217
6.990% due 10/29/2049	91,500	40,309
7.640% due 03/31/2049	93,350	21,020
7.648% due 08/29/2049	10,195	4,595
9.118% due 03/31/2049	89,000	43,617
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016	7,900	6,212
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	206,200	113,564
Santander U.S. Debt S.A. Unipersonal
1.331% due 11/20/2009	160,000	158,360
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,545
5.100% due 06/15/2015	200	153
5.250% due 12/01/2016	20,000	14,925
5.600% due 09/01/2011	5,000	4,458
5.875% due 03/01/2017	8,000	6,183
6.100% due 05/01/2016	10,000	7,929
6.125% due 05/30/2018	2,000	1,576
SLM Corp.
1.299% due 07/27/2009	199,740	192,458
1.319% due 07/26/2010	30,155	21,413
1.389% due 10/25/2011	140,700	81,079
1.420% due 09/15/2009	20,000	16,941
1.459% due 01/27/2014	3,390	1,556
1.520% due 03/15/2011	72,220	46,400
4.000% due 01/15/2010	6,500	5,486
5.000% due 10/01/2013	9,300	4,952
5.125% due 08/27/2012	3,150	1,699
5.140% due 06/15/2016	100,000	42,730
5.375% due 01/15/2013	12,920	7,097
5.400% due 10/25/2011	7,070	4,387
8.450% due 06/15/2018	64,000	34,617
SLM Corp. CPI Linked Bond
1.571% due 03/15/2012	2,000	1,104
2.216% due 11/21/2013	270	110
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	113,000	69,706
Sovereign Bank
8.750% due 05/30/2018	5,000	4,075
State Street Capital Trust III
8.250% due 03/15/2042	8,300	4,919
State Street Capital Trust IV
2.320% due 06/15/2037	65,300	25,746
State Street Corp.
7.650% due 06/15/2010	175	175
Suffield Clo Ltd.
2.194% due 09/26/2014	2,781	2,482
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	63
Sun Life Financial Global Funding LP
1.619% due 07/06/2011	36,500	32,430
1.738% due 07/06/2010	27,500	26,260
SunTrust Bank
1.361% due 05/21/2012	4,050	3,717
6.375% due 04/01/2011	200	202
SunTrust Banks, Inc.
5.250% due 11/05/2012	245	238
Svensk ExportKredit AB
4.875% due 09/29/2011	125	132
5.125% due 03/01/2017	75	78
TD North America LP
1.414% due 10/15/2009	6,000	5,992
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	32,816
7.500% due 03/13/2013	50,000	41,500
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	503
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	26,000	22,891
8.700% due 08/07/2018	74,300	64,739
Travelers Cos., Inc.
6.250% due 06/15/2037	125	115
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	69
6.375% due 03/15/2033	33	31
TXU Eastern Funding Co.
6.450% due 05/15/2049 (a)	15,270	536
U.S. Bancorp
0.552% due 04/28/2009	50,000	49,992
1.625% due 02/04/2010	40	40
4.500% due 07/29/2010	150	151
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,153
UBS AG
5.750% due 04/25/2018	143,350	120,187
5.875% due 12/20/2017	174,100	150,084
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	100
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	23,645
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	2,468
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	5,468
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,842
Unilever Capital Corp.
7.125% due 11/01/2010	100	108
USB Capital IX
6.189% due 04/15/2049	30,600	12,091
USB Realty Corp.
6.091% due 12/22/2049	38,000	14,448
Vita Capital III Ltd.
2.525% due 01/01/2011	8,000	7,465
VTB Capital S.A.
2.870% due 11/02/2009	1,900	1,812
6.875% due 05/29/2018	15,000	11,325
Wachovia Bank N.A.
1.309% due 05/25/2010	27,100	25,918
1.331% due 12/02/2010	125,700	117,857
1.564% due 11/03/2014	4,200	3,168
1.650% due 03/15/2016	200	120
4.875% due 02/01/2015	300	247
5.600% due 03/15/2016	19,800	16,755
6.600% due 01/15/2038	10,000	7,939

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Wachovia Capital Trust I
7.640% due 01/15/2027	$1,370	$883
Wachovia Capital Trust III
5.800% due 03/29/2049	139,265	50,152
Wachovia Corp.
1.224% due 10/15/2011	51,100	45,333
1.255% due 04/23/2012	20,000	17,206
1.311% due 12/01/2009	165,620	163,237
1.360% due 08/01/2013	13,500	9,946
1.411% due 06/01/2010	24,900	23,673
1.411% due 03/01/2012	34,500	29,721
1.440% due 03/15/2011	48,900	45,748
1.464% due 10/15/2016	58,870	37,162
1.514% due 10/28/2015	2,400	1,600
2.940% due 05/01/2013	25,000	20,081
4.875% due 02/15/2014	20,130	16,927
5.300% due 10/15/2011	46,245	45,688
5.500% due 05/01/2013	135,929	125,490
5.500% due 08/01/2035	85	51
5.625% due 10/15/2016	91,800	70,894
5.700% due 08/01/2013	19,650	18,387
5.750% due 06/15/2017	22,000	19,676
5.750% due 02/01/2018	407,320	361,678
Wachovia Mortgage FSB
1.281% due 05/08/2009	9,250	9,238
1.360% due 09/14/2009	45,985	45,672
4.125% due 12/15/2009	100	99
Wells Fargo & Co.
1.287% due 03/23/2010	100,180	97,574
1.384% due 10/28/2015	24,000	16,966
1.420% due 09/15/2009	34,930	34,600
1.454% due 01/12/2011	10,000	9,171
1.614% due 01/29/2010	6,500	6,362
3.125% due 04/01/2009	100	100
3.552% due 05/01/2033	8,600	8,915
4.375% due 01/31/2013	45,850	42,786
5.000% due 11/15/2014	100	83
5.125% due 09/01/2012	300	283
5.625% due 12/11/2017	1,875	1,715
7.980% due 02/28/2049	1,800	847
Wells Fargo Bank N.A.
4.750% due 02/09/2015	32,000	27,370
6.450% due 02/01/2011	5,672	5,561
Wells Fargo Capital X
5.950% due 12/15/2036	11,700	7,919
Wells Fargo Capital XIII
7.700% due 12/29/2049	183,354	87,422
Western Financial Bank
9.625% due 05/15/2012	6,835	6,831
Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,743
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	6,300	6,284
XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	7,283
XL Capital Ltd.
5.250% due 09/15/2014	1,600	1,050
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	9,343
5.800% due 11/15/2016	1,000	644

		26,740,354

Industrials 5.3%

Abbott Laboratories
5.875% due 05/15/2016	140	150
Aetna, Inc.
6.000% due 06/15/2016	15,000	14,568
6.500% due 09/15/2018	12,000	11,831
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	26,830	20,934
Alcoa, Inc.
5.550% due 02/01/2017	3,000	1,989
6.000% due 07/15/2013	35,000	27,971
6.750% due 07/15/2018	38,700	26,092
Altria Group, Inc.
9.250% due 08/06/2019	8,600	9,217
9.700% due 11/10/2018	51,200	55,855
9.950% due 11/10/2038	185	185
America Movil SAB de C.V.
5.625% due 11/15/2017	25	23
America West Airlines LLC
6.870% due 01/02/2017	1,258	973
American Airlines Pass-Through Trust
6.978% due 10/01/2012	9,288	8,174
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,877
Amgen, Inc.
5.700% due 02/01/2019	28,026	28,539
5.850% due 06/01/2017	15,000	15,395
6.150% due 06/01/2018	4,500	4,763
6.375% due 06/01/2037	142	137
6.400% due 02/01/2039	30,015	28,985
6.900% due 06/01/2038	3,100	3,197
Anadarko Petroleum Corp.
1.720% due 09/15/2009	25,780	25,691
6.125% due 03/15/2012	1,800	1,782
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	8,323
Apache Corp.
7.950% due 04/15/2026	150	173
AstraZeneca PLC
5.400% due 09/15/2012	25	27
5.900% due 09/15/2017	69,100	73,302
6.450% due 09/15/2037	88,900	92,680
Atlantic Richfield Co.
5.900% due 04/15/2009	100	100
AutoZone, Inc.
4.750% due 11/15/2010	200	200
5.500% due 11/15/2015	10,050	9,195
5.875% due 10/15/2012	4,800	4,771
6.500% due 01/15/2014	40,000	39,760
6.950% due 06/15/2016	1,000	982
7.125% due 08/01/2018	27,000	26,582
Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,279
6.500% due 03/01/2019	28,300	27,983
Baker Hughes, Inc.
6.875% due 01/15/2029	100	103
Baxter International, Inc.
5.375% due 06/01/2018	10,000	10,306
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	142
5.125% due 03/29/2012	10,000	10,175
Black & Decker Corp.
5.750% due 11/15/2016	20,000	18,026
8.950% due 04/15/2014 (c)	40,000	39,523
Boeing Co.
8.750% due 08/15/2021	50	60
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,750
BP AMI Leasing, Inc.
1.236% due 06/26/2009	1,800	1,800
Brown-Forman Corp.
1.535% due 04/01/2010	14,000	13,866
Brunswick Corp.
11.750% due 08/15/2013	18,000	11,892
Burlington Northern Santa Fe Corp.
7.290% due 06/01/2036	55	57
Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,199
Canadian National Railway Co.
6.250% due 08/01/2034	100	100
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	65	58
6.250% due 03/15/2038	20,000	15,472
6.500% due 02/15/2037	25,000	19,536
6.700% due 07/15/2011	12,860	13,067
Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	21,164
6.000% due 06/15/2017	9,600	8,864
Caterpillar, Inc.
5.700% due 08/15/2016	100	97
6.050% due 08/15/2036	100	86
7.250% due 09/15/2009	200	204
CBS Corp.
5.625% due 08/15/2012	15,000	12,915
CIGNA Corp.
6.350% due 03/15/2018	20,000	17,659
Cisco Systems, Inc.
5.250% due 02/22/2011	500	529
5.500% due 02/22/2016	100	106
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	17,900	13,515
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	158,770	163,136
Clear Channel Communications, Inc.
4.250% due 05/15/2009	2,960	2,649
CODELCO, Inc.
6.150% due 10/24/2036	23,200	21,615
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	163
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	345	369
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	417
Comcast Corp.
1.460% due 07/14/2009	30,310	30,153
5.300% due 01/15/2014	26,810	26,067
5.850% due 01/15/2010	420	427
5.850% due 11/15/2015	325	312
5.900% due 03/15/2016	5,000	4,837
6.300% due 11/15/2017	250	244
6.450% due 03/15/2037	22,000	19,308
7.050% due 03/15/2033	125	117
Commercial Metals Co.
6.500% due 07/15/2017	15,660	11,643
7.350% due 08/15/2018	13,000	10,167

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Computer Sciences Corp.
5.000% due 02/15/2013	$5,000	$4,788
5.500% due 03/15/2013	2,000	1,944
6.500% due 03/15/2018	18,745	17,812
ConocoPhillips
5.900% due 10/15/2032	300	275
ConocoPhillips Australia Funding Co.
1.498% due 04/09/2009	164,996	164,996
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	8,114
6.820% due 05/01/2018	4,904	3,525
7.056% due 09/15/2009	40,459	38,841
7.487% due 10/02/2010	1,215	1,094
7.707% due 10/02/2022	2,710	2,006
Con-way, Inc.
7.250% due 01/15/2018	19,000	14,774
Costco Wholesale Corp.
5.500% due 03/15/2017	100	106
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	3,814
CRH America, Inc.
8.125% due 07/15/2018	10,000	7,813
CSX Corp.
5.600% due 05/01/2017	21,200	17,872
6.250% due 03/15/2018	5,052	4,362
6.750% due 03/15/2011	10,000	10,070
CVS Caremark Corp.
1.561% due 06/01/2010	129,700	125,020
5.750% due 08/15/2011	16,000	16,794
6.125% due 08/15/2016	6,745	6,802
Daimler Finance North America LLC
1.634% due 08/03/2009	30,040	29,818
4.875% due 06/15/2010	19,300	18,750
5.750% due 09/08/2011	56,000	52,964
5.875% due 03/15/2011	50,500	48,369
6.500% due 11/15/2013	36,000	32,662
7.300% due 01/15/2012	5,000	4,796
7.750% due 01/18/2011	28,500	28,119
8.000% due 06/15/2010	300	299
Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	11,769
Dell, Inc.
4.700% due 04/15/2013	149,700	150,544
5.650% due 04/15/2018	77,170	72,965
6.500% due 04/15/2038	95,000	76,467
Diageo Capital PLC
5.500% due 09/30/2016	50	51
DISH DBS Corp.
6.375% due 10/01/2011	75	73
7.000% due 10/01/2013	125	117
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	204
4.750% due 11/15/2012	175	181
5.000% due 01/15/2013	300	313
5.250% due 12/15/2016	10,000	10,062
Eastman Kodak Co.
7.250% due 11/15/2013	890	507
Eaton Corp.
1.321% due 08/10/2009	25,000	24,868
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	18,141
El Paso Corp.
6.750% due 05/15/2009	128,435	128,713
7.000% due 05/15/2011	7,250	6,971
7.750% due 06/15/2010	6,500	6,436
7.750% due 01/15/2032	89,490	67,198
7.800% due 08/01/2031	10,475	7,888
7.875% due 06/15/2012	9,900	9,469
8.050% due 10/15/2030	9,100	7,003
9.625% due 05/15/2012	12,700	12,257
10.750% due 10/01/2010	24,700	24,689
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	6,914
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,640	2,720
Emerson Electric Co.
4.500% due 05/01/2013	95	97
Enbridge Energy Partners LP
5.875% due 12/15/2016	50	43
Enbridge, Inc.
4.900% due 03/01/2015	50	43
EnCana Corp.
6.300% due 11/01/2011	10,000	10,073
Enterprise Products Operating LLC
4.950% due 06/01/2010	50	49
6.500% due 01/31/2019	25,000	23,028
7.500% due 02/01/2011	13,400	13,628
Erac USA Finance Co.
5.800% due 10/15/2012	10,000	7,806
Expedia, Inc.
8.500% due 07/01/2016	16,500	14,108
FedEx Corp.
3.500% due 04/01/2009	14,350	14,350
Fortune Brands, Inc.
5.375% due 01/15/2016	30,800	26,617
Foster’s Finance Corp.
4.875% due 10/01/2014	6,000	5,368
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	4,170
Gaz Capital S.A.
6.212% due 11/22/2016	41,800	30,514
6.510% due 03/07/2022	100	65
7.288% due 08/16/2037	43,000	27,950
7.343% due 04/11/2013	52,900	46,618
7.510% due 07/31/2013	35,000	30,686
8.146% due 04/11/2018	186,100	153,533
8.625% due 04/28/2034	164,600	148,963
Genentech, Inc.
4.750% due 07/15/2015	100	100
General Dynamics Corp.
4.500% due 08/15/2010	100	103
General Electric Co.
5.250% due 12/06/2017	29,100	26,976
General Mills, Inc.
5.250% due 08/15/2013	15,000	15,516
6.000% due 02/15/2012	10,000	10,548
11.973% due 10/15/2010	31,750	34,364
General Motors Corp.
8.100% due 06/15/2024	2,000	245
8.250% due 07/15/2023	5,000	613
8.800% due 03/01/2021	15,000	2,025
Georgia-Pacific LLC
7.000% due 01/15/2015	300	282
GlaxoSmithKline Capital, Inc.
1.856% due 05/13/2010	10,100	10,123
4.375% due 04/15/2014	100	102
4.850% due 05/15/2013	27,330	28,471
5.650% due 05/15/2018	100,045	102,872
Hanson Ltd.
6.125% due 08/15/2016	20,000	8,610
Hasbro, Inc.
6.300% due 09/15/2017	8,995	8,246
HCA, Inc.
9.250% due 11/15/2016	300	274
Hess Corp.
6.650% due 08/15/2011	200	204
Hewlett-Packard Co.
1.371% due 03/01/2012	4,500	4,298
6.500% due 07/01/2012	175	189
Historic TW, Inc.
9.125% due 01/15/2013	12,125	12,752
HJ Heinz Co.
5.350% due 07/15/2013	27,500	28,405
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,041
Home Depot, Inc.
1.445% due 12/16/2009	30,000	29,438
3.750% due 09/15/2009	8,300	8,304
4.625% due 08/15/2010	215	216
5.400% due 03/01/2016	3,000	2,701
Honeywell International, Inc.
5.300% due 03/01/2018	20	21
6.125% due 11/01/2011	575	626
International Business Machines Corp.
1.764% due 07/28/2011	31,700	31,257
5.700% due 09/14/2017	6,500	6,749
7.625% due 10/15/2018	170	195
International Paper Co.
4.000% due 04/01/2010	10,000	9,517
5.250% due 04/01/2016	1,400	924
7.400% due 06/15/2014	7,000	5,783
7.950% due 06/15/2018	20,000	15,275
JCPenney Corp., Inc.
8.000% due 03/01/2010	26,100	26,118
Johnson & Johnson
6.950% due 09/01/2029	100	120
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	14,828
Kellogg Co.
5.125% due 12/03/2012	300	317
6.600% due 04/01/2011	10,000	10,705
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,229
KeySpan Corp.
4.650% due 04/01/2013	6,900	6,658
Kimberly-Clark Corp.
1.274% due 07/30/2010	3,100	3,087
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	199
5.950% due 02/15/2018	25,850	23,590
6.950% due 01/15/2038	25,300	21,735
7.400% due 03/15/2031	220	197
9.000% due 02/01/2019	7,000	7,497
Kohl’s Corp.
6.250% due 12/15/2017	46,000	42,353
Kraft Foods, Inc.
1.728% due 08/11/2010	2,400	2,336
4.125% due 11/12/2009	100	101
5.625% due 11/01/2011	56,335	58,695
6.125% due 02/01/2018	149,100	149,790
6.125% due 08/23/2018	15,000	15,073
6.250% due 06/01/2012	10,000	10,560

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
6.500% due 08/11/2017	$10	$10
6.875% due 02/01/2038	64,100	63,222
Kroger Co.
5.500% due 02/01/2013	5,000	5,132
Lennar Corp.
5.950% due 10/17/2011	9,000	7,515
Lexmark International, Inc.
5.900% due 06/01/2013	21,470	18,240
6.650% due 06/01/2018	13,000	9,781
Lockheed Martin Corp.
7.650% due 05/01/2016	4,600	5,338
Loews Corp.
5.250% due 03/15/2016	37,500	34,251
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	102
5.500% due 10/15/2035	50	44
Ltd. Brands, Inc.
6.900% due 07/15/2017	64,395	44,292
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	11,500	9,033
5.875% due 01/15/2013	5,000	3,803
7.450% due 07/15/2017	22,500	14,272
7.875% due 07/15/2015	40,110	29,656
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	37,156
Marks & Spencer PLC
6.250% due 12/01/2017	2,200	1,543
Marriott International, Inc.
4.625% due 06/15/2012	15,000	13,238
5.810% due 11/10/2015	5,000	4,104
6.375% due 06/15/2017	11,400	9,174
Masco Corp.
5.850% due 03/15/2017	9,020	5,653
5.875% due 07/15/2012	5,000	3,941
6.125% due 10/03/2016	10,000	6,428
7.125% due 08/15/2013	10,000	7,635
Mattel, Inc.
6.125% due 06/15/2011	10,000	9,935
Maytag Corp.
5.000% due 05/15/2015	10,000	7,881
McDonald’s Corp.
5.300% due 03/15/2017	125	131
McKesson Corp.
5.700% due 03/01/2017	11,600	11,001
7.500% due 02/15/2019	8,000	8,512
MDC Holdings, Inc.
5.375% due 12/15/2014	9,000	7,674
7.000% due 12/01/2012	10,000	9,533
Medtronic, Inc.
4.375% due 09/15/2010	100	102
Miller Brewing Co.
5.500% due 08/15/2013	38,300	36,938
Nabors Industries, Inc.
6.150% due 02/15/2018	43,200	33,874
New Albertson’s, Inc.
6.950% due 08/01/2009	7,000	7,018
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,150
6.250% due 04/15/2018	19,000	15,922
10.600% due 04/15/2019	12,000	12,140
Nordstrom, Inc.
6.250% due 01/15/2018	54,725	43,024
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,083
Northwest Airlines, Inc.
8.072% due 04/01/2021	648	454
NSTAR
8.000% due 02/15/2010	100	104
Nucor Corp.
5.850% due 06/01/2018	10,000	10,010
6.400% due 12/01/2037	600	569
Olin Corp.
6.750% due 06/15/2016	15,000	15,419
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	8,207
ONEOK Partners LP
6.150% due 10/01/2016	10,000	8,916
6.850% due 10/15/2037	29,800	22,935
Oracle Corp.
4.950% due 04/15/2013	15,030	15,904
5.000% due 01/15/2011	200	210
5.750% due 04/15/2018	15,135	15,834
6.500% due 04/15/2038	10,300	10,320
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,239
Pactiv Corp.
6.400% due 01/15/2018	6,745	5,678
PC Financial Partnership
5.000% due 11/15/2014	10,000	8,924
Peabody Energy Corp.
7.875% due 11/01/2026	20,695	18,574
Pemex Project Funding Master Trust
2.620% due 06/15/2010	5,900	5,671
9.125% due 10/13/2010	25	27
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	110
Pfizer, Inc.
4.650% due 03/01/2018	150	148
Pharmacia Corp.
6.750% due 12/15/2027	5,000	5,339
Philip Morris International, Inc.
4.875% due 05/16/2013	50,000	50,611
5.650% due 05/16/2018	26,700	26,595
6.375% due 05/16/2038	34,700	33,758
Pitney Bowes, Inc.
4.750% due 01/15/2016	15,000	14,438
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	9,100
6.125% due 01/15/2017	25	21
PPG Industries, Inc.
6.650% due 03/15/2018	23,500	23,036
Praxair, Inc.
6.375% due 04/01/2012	200	214
Procter & Gamble Co.
6.875% due 09/15/2009	100	103
RadioShack Corp.
7.375% due 05/15/2011	45,151	43,232
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,719
Rexam PLC
6.750% due 06/01/2013	16,500	14,332
Reynolds American, Inc.
2.020% due 06/15/2011	60,600	54,593
6.750% due 06/15/2017	10,400	8,897
7.250% due 06/01/2012	11,000	10,836
7.250% due 06/01/2013	94,600	90,369
7.625% due 06/01/2016	3,000	2,660
7.750% due 06/01/2018	7,100	6,269
RH Donnelley Corp.
8.875% due 10/15/2017	30,000	1,800
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	6,238
Roche Holdings, Inc.
3.249% due 02/25/2011	218,000	217,733
6.000% due 03/01/2019	68	70
7.000% due 03/01/2039	292,600	307,560
Rockies Express Pipeline LLC
5.100% due 08/20/2009	3,800	3,801
Rohm & Haas Co.
6.000% due 09/15/2017	135,290	112,638
RPM International, Inc.
6.500% due 02/15/2018	11,800	10,413
RR Donnelley & Sons Co.
5.625% due 01/15/2012	26,986	22,326
6.125% due 01/15/2017	10,000	6,682
11.250% due 02/01/2019	25,600	22,185
Ryder System, Inc.
5.850% due 11/01/2016	25,000	19,303
5.950% due 05/02/2011	5,000	4,808
6.000% due 03/01/2013	18,690	16,775
7.200% due 09/01/2015	28,000	25,266
SABMiller PLC
1.735% due 07/01/2009	30,000	29,958
6.500% due 07/01/2016	1,900	1,800
SCA Finans AB
4.500% due 07/15/2015	5,250	4,349
Seagate Technology HDD Holdings
6.375% due 10/01/2011	11,100	8,158
Sealed Air Corp.
5.625% due 07/15/2013	9,250	7,968
6.950% due 05/15/2009	11,600	11,634
Siemens Financieringsmaatschappij NV
1.288% due 08/14/2009	96,800	96,392
5.500% due 02/16/2012	700	734
5.750% due 10/17/2016	21,100	21,411
6.125% due 08/17/2026	10,800	10,677
Sonat, Inc.
7.625% due 07/15/2011	25,000	24,279
Southern Co.
1.951% due 08/20/2010	120,000	119,892
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	22,912
6.200% due 04/15/2018	3,700	3,423
Staples, Inc.
9.750% due 01/15/2014	18,000	18,869
Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	1,623
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	13,062	11,251
Target Corp.
5.125% due 01/15/2013	700	730
5.375% due 05/01/2017	40	40
5.875% due 03/01/2012	175	187
6.000% due 01/15/2018	200	201
7.000% due 01/15/2038	151,500	142,505
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	10,375
Temple-Inland, Inc.
6.875% due 01/15/2018	7,430	5,226

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	$14,800	$12,680
Tesco PLC
5.500% due 11/15/2017	12,000	11,831
Time Warner Cable, Inc.
5.400% due 07/02/2012	2,600	2,514
8.250% due 04/01/2019	25,000	25,739
Time Warner, Inc.
1.461% due 11/13/2009	173,778	170,559
5.875% due 11/15/2016	2,000	1,896
6.500% due 11/15/2036	20,000	16,522
6.875% due 05/01/2012	350	357
7.625% due 04/15/2031	120	108
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	8,936
TransCanada Pipelines Ltd.
6.500% due 08/15/2018	75	75
7.125% due 01/15/2019	35,075	36,670
7.625% due 01/15/2039	39,628	39,358
Transocean, Inc.
6.000% due 03/15/2018	2,100	1,982
Transocean Ltd.
6.625% due 04/15/2011	5,330	5,603
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	5,708
6.550% due 10/01/2017	7,500	5,685
Tyson Foods, Inc.
7.350% due 04/01/2016	18,908	16,391
8.250% due 10/01/2011	25,000	25,341
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	2,434	742
Union Pacific Corp.
5.450% due 01/31/2013	13,475	13,520
5.700% due 08/15/2018	1,500	1,431
6.125% due 02/15/2020	40,000	39,041
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	139	126
United Airlines, Inc.
6.071% due 03/01/2013	142	138
6.201% due 12/31/2049	307	293
6.602% due 03/01/2015	197	189
7.730% due 07/01/2010	9,936	9,589
8.030% due 01/01/2013 (a)	465	465
9.060% due 06/17/2015 (a)	3,580	21
9.200% due 12/31/2049 (a)	2,601	884
9.210% due 01/21/2017 (a)	8,980	52
10.020% due 03/22/2014 (a)	8,994	3,688
10.125% due 03/22/2015 (a)	11,102	4,996
10.360% due 11/13/2012 (a)	3,776	21
10.850% due 07/05/2014 (a)	34,111	39
11.080% due 05/27/2024 (a)(q)	5,249	7
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	8,050
United Technologies Corp.
5.375% due 12/15/2017	20	21
6.100% due 05/15/2012	150	161
UnitedHealth Group, Inc.
2.541% due 02/07/2011	15,000	14,446
4.875% due 02/15/2013	44,500	43,395
4.875% due 04/01/2013	175	170
6.000% due 02/15/2018	100,000	96,303
Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	15,695
UST, Inc.
5.750% due 03/01/2018	46,365	40,731
Vale Overseas Ltd.
6.250% due 01/23/2017	39,830	39,463
6.875% due 11/21/2036	39,800	34,618
Valero Energy Corp.
6.625% due 06/15/2037	25	18
9.375% due 03/15/2019	15,000	15,521
Viacom, Inc.
5.750% due 04/30/2011	15,200	14,815
6.250% due 04/30/2016	5,000	4,396
Vivendi
5.750% due 04/04/2013	145,000	135,690
6.625% due 04/04/2018	152,700	140,250
Walgreen Co.
5.250% due 01/15/2019	20	20
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,475
4.550% due 05/01/2013	100	106
5.250% due 09/01/2035	60	54
5.800% due 02/15/2018	48,900	53,591
6.200% due 04/15/2038	21,800	22,139
6.500% due 08/15/2037	36,850	38,491
Walt Disney Co.
1.152% due 07/16/2010	5,200	5,137
1.392% due 09/10/2009	44,490	44,505
Waste Management, Inc.
5.000% due 03/15/2014	7,650	7,315
7.125% due 12/15/2017	1,800	1,751
7.375% due 08/01/2010	100	102
7.375% due 03/11/2019	12,000	12,269
Weatherford International, Inc.
5.950% due 06/15/2012	15,600	14,940
WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	10,632
WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,037
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	45,758
Weyerhaeuser Co.
2.223% due 09/24/2009	1,700	1,655
Whirlpool Corp.
5.500% due 03/01/2013	9,000	7,418
6.125% due 06/15/2011	12,000	10,842
6.500% due 06/15/2016	5,000	3,879
7.750% due 07/15/2016	11,000	9,117
Williams Cos., Inc.
6.375% due 10/01/2010	14,750	14,520
8.125% due 03/15/2012	10,000	10,200
8.750% due 01/15/2020	10,000	9,967
Wyeth
5.500% due 03/15/2013	10,000	10,424
5.500% due 02/01/2014	25	26
5.950% due 04/01/2037	250	237
Xerox Corp.
2.059% due 12/18/2009	1,200	1,167

		7,699,880

Utilities 1.9%

Alabama Power Co.
1.439% due 08/25/2009	17,000	16,777
5.500% due 10/15/2017	250	256
American Electric Power Co., Inc.
5.250% due 06/01/2015	8,300	7,776
Ameritech Capital Funding Corp.
6.250% due 05/18/2009	3,500	3,514
Appalachian Power Co.
4.950% due 02/01/2015	25	22
5.650% due 08/15/2012	150	150
AT&T Corp.
7.300% due 11/15/2011	1,100	1,183
AT&T, Inc.
1.334% due 02/05/2010	113,570	113,286
4.125% due 09/15/2009	550	555
4.950% due 01/15/2013	176,990	179,770
5.100% due 09/15/2014	760	764
5.500% due 02/01/2018	200,800	194,539
5.625% due 06/15/2016	25	25
5.800% due 02/15/2019	21	21
6.300% due 01/15/2038	117,640	103,784
6.400% due 05/15/2038	75	67
6.450% due 06/15/2034	100	90
6.500% due 09/01/2037	307,300	278,599
6.700% due 11/15/2013	100	107
AT&T Mobility LLC
6.500% due 12/15/2011	80	84
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	30
BellSouth Corp.
4.200% due 09/15/2009	5,000	5,048
5.200% due 09/15/2014	27,800	28,006
6.550% due 06/15/2034	20,000	18,644
British Telecommunications PLC
8.625% due 12/15/2010	510	531
9.125% due 12/15/2030	250	228
Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010	14,265	14,757
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	5,000	4,450
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	99
5.850% due 04/01/2018	105,025	104,244
6.750% due 04/01/2038	90,000	88,516
7.500% due 09/01/2010	20,000	21,183
Consolidated Natural Gas Co.
6.250% due 11/01/2011	10,000	10,291
Constellation Energy Group, Inc.
4.550% due 06/15/2015	6,000	4,937
6.125% due 09/01/2009	7,000	7,006
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	32,391
8.500% due 06/15/2010	150	157
Dominion Resources, Inc.
2.366% due 06/17/2010	3,600	3,499
5.200% due 01/15/2016	15,300	14,577
5.250% due 08/01/2033	70	66
5.600% due 11/15/2016	3,000	2,890
5.700% due 09/17/2012	100	102
6.400% due 06/15/2018	22,000	21,985
7.000% due 06/15/2038	25	24
Duke Energy Carolinas LLC
5.100% due 04/15/2018	12,000	12,123
5.750% due 11/15/2013	290	309
6.050% due 04/15/2038	20,000	20,186
EDF S.A.
5.500% due 01/26/2014	168,600	179,245
6.500% due 01/26/2019	167,790	173,198
6.950% due 01/26/2039	164,300	163,621

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Embarq Corp.
6.738% due 06/01/2013	$300	$280
7.082% due 06/01/2016	10,669	9,615
Enel Finance International S.A.
5.700% due 01/15/2013	300	304
6.800% due 09/15/2037	700	577
Entergy Gulf States, Inc.
1.661% due 12/01/2009	15,000	14,684
5.700% due 06/01/2015	50	46
Exelon Corp.
4.900% due 06/15/2015	22,800	19,387
6.750% due 05/01/2011	200	203
Exelon Generation Co. LLC
6.200% due 10/01/2017	8,000	7,166
FirstEnergy Corp.
6.450% due 11/15/2011	12,300	12,320
7.375% due 11/15/2031	15	12
Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,004
Florida Power Corp.
5.650% due 06/15/2018	70	73
FPL Group Capital, Inc.
2.196% due 06/17/2011	15,000	13,747
7.875% due 12/15/2015	8,000	9,048
France Telecom S.A.
7.750% due 03/01/2011	1,105	1,184
GTE Corp.
6.940% due 04/15/2028	50	45
KT Corp.
4.875% due 07/15/2015	100	82
MidAmerican Energy Co.
4.650% due 10/01/2014	100	101
MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	64
6.125% due 04/01/2036	43,725	38,958
Midwest Generation LLC
8.300% due 07/02/2009	18	18
Nevada Power Co.
6.750% due 07/01/2037	500	424
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	20,800	22,236
8.125% due 05/01/2012	476	519
NGPL PipeCo. LLC
6.514% due 12/15/2012	174,800	167,173
7.119% due 12/15/2017	4,700	4,317
7.768% due 12/15/2037	2,900	2,539
NiSource Finance Corp.
1.821% due 11/23/2009	39,635	37,821
6.150% due 03/01/2013	12,000	10,493
Northern States Power Co.
4.750% due 08/01/2010	150	151
NV Energy, Inc.
6.750% due 08/15/2017	10	8
Ohio Edison Co.
5.450% due 05/01/2015	350	323
Ohio Edison Co. Credit Linked Certificate Trust
5.647% due 06/15/2009	1,250	1,252
Pacific Gas & Electric Co.
8.250% due 10/15/2018	470	555
Pacificorp
5.500% due 01/15/2019	75	77
Peco Energy Co.
5.950% due 10/01/2036	50	45
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,540
6.300% due 07/15/2013	10,000	10,020
6.400% due 11/01/2011	11,000	11,031
Progress Energy, Inc.
1.544% due 01/15/2010	3,500	3,479
7.050% due 03/15/2019	17,500	17,865
7.100% due 03/01/2011	23	24
7.750% due 03/01/2031	20	20
PSEG Power LLC
5.000% due 04/01/2014	10,425	9,877
5.500% due 12/01/2015	8,000	7,366
6.950% due 06/01/2012	172	176
Public Service Electric & Gas Co.
2.206% due 03/12/2010	7,000	6,931
5.700% due 12/01/2036	50	47
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	15,500	14,880
Qwest Corp.
4.570% due 06/15/2013	11,020	9,505
7.200% due 11/10/2026	2,150	1,473
7.500% due 06/15/2023	7,100	5,396
7.625% due 06/15/2015	2,450	2,217
7.875% due 09/01/2011	4,235	4,193
8.875% due 03/15/2012	26,725	26,525
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	6	6
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	49,400
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	31,212
Sempra Energy
7.950% due 03/01/2010	7,135	7,366
9.800% due 02/15/2019	15,000	16,645
Southern California Edison Co.
5.500% due 08/15/2018	25	26
Southern California Gas Co.
5.750% due 11/15/2035	75	74
Sprint Capital Corp.
8.375% due 03/15/2012	10,750	9,729
Telecom Italia Capital S.A.
1.650% due 02/01/2011	3,270	2,837
1.752% due 07/18/2011	4,250	3,678
6.999% due 06/04/2018	15,030	13,648
Telefonica Emisiones SAU
1.588% due 06/19/2009	5,400	5,381
5.855% due 02/04/2013	35	36
6.221% due 07/03/2017	25	26
Telefonica Europe BV
7.750% due 09/15/2010	2,000	2,089
Tenaska Alabama Partners LP
7.000% due 06/30/2021	89	69
Verizon Communications, Inc.
1.475% due 04/03/2009	3,800	3,800
5.250% due 04/15/2013	58,300	59,589
5.500% due 04/01/2017	1,485	1,438
6.100% due 04/15/2018	55,115	54,707
6.900% due 04/15/2038	14,955	14,532
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	159
7.250% due 12/01/2010	1,000	1,057
7.375% due 09/01/2012	235	254
7.750% due 12/01/2030	325	332
Verizon New England, Inc.
6.500% due 09/15/2011	300	311
Verizon New Jersey, Inc.
5.875% due 01/17/2012	370	380
Verizon North Pass-Through Trust
5.604% due 01/01/2022	3,000	2,770
5.634% due 01/01/2021	3,000	2,702
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	486
Verizon Wireless Capital LLC
5.250% due 02/01/2012	24,200	24,541
8.500% due 11/15/2018	120	137
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	7,251
6.350% due 11/30/2037	25,500	25,726
8.875% due 11/15/2038	65	80
Vodafone Group PLC
1.536% due 02/27/2012	40,000	36,876
5.625% due 02/27/2017	153	152
7.750% due 02/15/2010	140	145

		2,726,775

Total Corporate Bonds & Notes (Cost $42,883,268)		37,167,009

MUNICIPAL BONDS & NOTES 2.7%

Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	3,500	1,551
0.000% due 08/01/2025	3,000	1,218
Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	6,710
Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,208
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2000
9.250% due 11/15/2022	1,000	1,148
9.250% due 11/15/2030	15,830	18,174
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	580
5.375% due 11/15/2040	50,800	28,054
Alpine, California Union School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2024	1,000	470
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	312
Apple Valley, California Certificates of Participation Bonds, (CM Insured), Series 2001
5.375% due 06/01/2021	1,650	1,717
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	3,618
Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
11.619% due 01/01/2032	4,815	5,168
15.693% due 01/01/2031	3,700	4,479

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
5.000% due 01/01/2035	$5,000	$4,900
8.130% due 01/01/2032	500	457
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2009
5.000% due 01/01/2039	16,300	15,547
Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	842
Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	638
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
8.739% due 02/01/2037	25,000	23,534
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
12.838% due 05/01/2026	4,880	5,397
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
7.985% due 07/01/2024	24,350	22,335
8.445% due 08/15/2033	6,425	5,596
12.936% due 08/01/2031	7,735	7,215
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
8.235% due 01/01/2028	20,600	15,667
Austin Trust Various States General Obligation Bonds, Series 2008
8.573% due 06/01/2034	19,835	16,905
8.846% due 06/01/2032	14,375	12,167
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
8.139% due 06/01/2037	5,000	4,763
Austin Trust Various States Revenue Bonds, Series 2007
8.732% due 10/01/2037	5,000	4,127
9.137% due 06/15/2038	69,121	64,780
Austin Trust Various States Revenue Bonds, Series 2008
8.845% due 08/15/2030	6,595	6,246
9.399% due 06/15/2037	14,850	13,974
12.978% due 11/01/2027	5,000	4,673
13.738% due 11/01/2027	5,000	5,319
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035	5,860	5,767
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (FSA Insured), Series 2006
5.000% due 11/15/2034	7,140	6,929
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,752
6.375% due 06/01/2032	7,300	8,119
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
8.976% due 02/15/2037	6,115	6,149
Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	1,250	603
Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	921
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	1,995
Burbank, California Public Financing Authority Revenue Tax Allocation Bonds, Series 2003
5.500% due 12/01/2028	1,135	988
5.500% due 12/01/2033	1,000	804
California State ABC Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	923
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.350% due 11/15/2032	26,000	23,302
California State Bay Area Toll Authority Revenue Bonds, Series 2008
5.000% due 04/01/2034	11,300	10,640
California State Chino Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	122
California State Covina-Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,223
California State Department of Water Resources Revenue Bonds, Series 2000
8.630% due 12/01/2029	2,495	2,497
California State Eastern Municipal Water District Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2033	3,450	3,198
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2034	5,930	1,155
California State Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 01/01/2036	2,000	1,251
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	2,000	1,825
California State Educational Facilities Authority Revenue Notes, Series 2008
7.144% due 10/01/2015	12,750	10,524
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	105,890	88,889
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2031	2,500	2,218
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	6,800	5,980
5.000% due 11/01/2032	63,130	55,477
5.000% due 06/01/2037	17,200	14,819
5.000% due 11/01/2037	115,560	99,505
5.000% due 12/01/2037	4,600	3,960
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038	10,000	8,593
California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.125% due 01/01/2022	5,500	5,219
5.250% due 01/01/2026	3,875	3,508
California State Health Facilities Financing Authority Revenue Bonds, Series 2003
5.000% due 03/01/2033	4,000	3,183
California State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
11.214% due 07/01/2012	3,335	3,270
California State Las Virgenes Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,351
California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	667
California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	389
California State Public Works Board Revenue Bonds, Series 2003
5.375% due 04/01/2028	1,105	1,023
California State Saugus-Hart School Facilities Financing Authority Special Tax Bonds, Series 2002
6.100% due 09/01/2032	1,140	917
6.125% due 09/01/2033	2,155	1,735
California State Southern Mono Health Care District General Obligation Bonds, (MBIA Insured), Series 2002
0.000% due 08/01/2026	1,800	637
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,400	2,899
5.750% due 06/01/2029	3,000	2,148
6.000% due 06/01/2035	10,000	6,406
6.125% due 06/01/2038	2,000	1,268
6.125% due 06/01/2043	2,000	1,231
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	11,310	928
0.000% due 06/01/2028 (f)	15,000	7,960
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	7,304
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,100	4,741
California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	2,000	1,716
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
6.100% due 11/01/2015 (q)	1,170	1,135
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.250% due 08/01/2024	10,000	10,329
California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	2,453

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	$4,085	$3,064
California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,068
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	1,529
5.250% due 07/01/2042	1,250	778
5.500% due 07/01/2037	975	642
5.500% due 11/01/2038	2,750	1,649
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	12,541
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,085	1,130
Capistrano, California Unified School District Special Tax Bonds, Series 2002
6.000% due 09/01/2032	2,000	2,364
Carlsbad, California Special Assessment Bonds, Series 2004
6.000% due 09/02/2034	1,000	742
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,061
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 12/01/2016	15,535	11,290
0.000% due 12/01/2028	26,000	7,805
Chicago, Illinois General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	6,184
0.000% due 01/01/2038	29,145	5,167
0.000% due 01/01/2039	32,670	5,438
Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2033	21,500	21,739
9.140% due 01/01/2033	5,500	5,622
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	24,535	24,089
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
7.222% due 01/01/2014	24,175	20,106
Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 01/01/2033	42,500	39,167
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,183
6.750% due 12/01/2032	3,456	2,353
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,550	2,395
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	42,720	44,103
6.899% due 12/01/2040	385,740	385,204
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2002
6.150% due 09/01/2026	2,500	2,295
6.200% due 09/01/2033	6,000	5,302
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2003
5.750% due 09/01/2033	1,600	1,169
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,980	1,280
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2006
5.125% due 09/01/2036	4,770	3,098
Chula Vista, California Special Tax Bonds, Series 2002
6.050% due 09/01/2025	1,160	1,264
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.907% due 11/01/2013	4,245	3,044
Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	4,500	3,945
Clovis, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2020	400	230
0.000% due 08/01/2023	2,000	936
0.000% due 08/01/2025	3,535	1,376
0.000% due 08/01/2027	2,500	833
Colorado State Board of Governors Revenue Bonds, Series 2009
5.000% due 03/01/2039	2,000	1,978
Colorado State E-470 Public Highway Authority Revenue Bonds, (MBIA Insured), Series 2006
0.000% due 09/01/2035	20,000	2,109
0.000% due 09/01/2037	15,000	1,341
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	619
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
7.640% due 02/01/2034	6,825	5,609
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
6.839% due 11/15/2013	10,025	7,830
6.841% due 11/15/2013	5,645	4,286
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	359
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
7.542% due 02/15/2014	6,500	6,296
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2008
5.250% due 12/01/2038	10,000	10,143
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2001
5.800% due 10/01/2017	2,575	2,326
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2026	6,000	2,517
0.000% due 08/15/2027	6,000	2,373
0.000% due 08/15/2028	5,000	1,864
0.000% due 08/15/2029	6,000	2,107
0.000% due 08/15/2030	2,000	662
0.000% due 08/15/2031	8,000	2,494
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	4,000	1,738
Denver, Colorado City & County School District No. 1 General Obligation Bonds, Series 2009
5.000% due 12/01/2029 (c)	2,500	2,481
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	1,300	1,089
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	3,843
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	4,000	4,042
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	11,000	11,113
Eagle County, Colorado School District No. 50J General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2026	2,500	2,557
East Bay, California Municipal Utility District Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 06/01/2032	5,500	5,411
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	775	449
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	889
Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	399
0.000% due 10/01/2032	1,265	281
Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000	352
Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440	851
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	16,720	15,023
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,500	1,386
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2034	1,000	926
Florida State Board of Education General Obligation Bonds, Series 2009
5.000% due 06/01/2034	13,465	13,312
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,262
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	100	101
Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
16.103% due 12/01/2026	2,755	3,442

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Florida State Turnpike Authority Revenue Bonds, Series 2008
9.090% due 07/01/2035	$5,000	$4,898
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2025	7,100	3,480
0.000% due 01/01/2026	3,270	1,510
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	604
0.000% due 01/15/2034	5,000	551
Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	500	478
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2001
6.300% due 09/01/2031	5,000	3,899
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2005
5.300% due 09/01/2030	1,250	871
Gainesville, Florida Revenue Bonds, (FSA Insured), Series 2005
4.750% due 10/01/2036	6,820	7,760
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,000	15,809
5.000% due 06/01/2038	45,000	35,065
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	700	823
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (f)	7,000	2,677
5.000% due 06/01/2033	25,300	14,904
5.125% due 06/01/2047	37,000	19,055
5.750% due 06/01/2047	61,000	34,838
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
7.147% due 10/01/2014	7,900	7,616
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2003
5.375% due 11/15/2035	1,355	1,546
Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,357
7.000% due 01/01/2028	2,740	2,024
Houston, Texas Port Authority General Obligation Bonds, Series 2008
5.625% due 10/01/2038	1,000	914
Houston, Texas Revenue Bonds, (ACG Insured), Series 2009
5.375% due 11/15/2038 (c)	10,000	9,775
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
7.157% due 11/15/2015	5,000	4,484
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,989
Huntington Beach, California Community Facilities District Special Tax Bonds, Series 2002
6.300% due 09/01/2032	1,750	1,351
Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	970
Illinois State Ceres Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	757
0.000% due 08/01/2028	2,825	861
0.000% due 08/01/2029	2,940	835
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
8.630% due 07/01/2033	1,195	1,175
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	649
Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	841
5.750% due 05/15/2031	2,000	1,289
6.000% due 11/15/2037	1,500	774
7.000% due 12/01/2037	3,800	2,224
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	721
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	45,400	46,553
5.750% due 07/01/2033	10,500	11,148
Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 07/01/2017	8,800	9,751
Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
15.744% due 06/01/2026	2,315	3,069
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2030	60,000	16,357
0.000% due 12/15/2032	55,000	12,880
0.000% due 12/15/2033	50,000	10,908
0.000% due 06/15/2038	2,460	400
Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	1,000	1,034
Illinois State Revenue Bonds, (MBIA-FGIC Insured), Series 2002
5.750% due 06/15/2019	6,250	7,412
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,657
4.750% due 01/15/2028	2,000	1,930
Indiana State Bond Bank Revenue Bonds, (FSA Insured), Series 2007
8.640% due 02/01/2033	3,770	2,713
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	4,000	2,999
Indiana University Revenue Notes, Series 2008
7.581% due 12/15/2015	8,955	8,524
Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	3,715	2,141
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	9,615
6.500% due 06/01/2023	55,225	39,722
Jurupa, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	628
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
7.097% due 08/15/2015	8,000	7,282
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	3,000	2,833
King County, Washington General Obligation Bonds, Series 2009
5.250% due 01/01/2039 (c)	9,315	9,300
King County, Washington General Obligation Notes, Series 2008
7.147% due 01/01/2016	22,800	20,261
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	18,400	17,842
Kings Canyon, California Joint Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	855
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 02/01/2019	5,000	3,276
0.000% due 02/01/2020	5,000	3,075
0.000% due 02/01/2022	5,690	3,066
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	1,925
5.000% due 02/01/2032	2,305	2,078
5.000% due 02/01/2033	8,300	7,439
5.000% due 02/01/2034	415	370
5.000% due 02/01/2035	9,150	8,139
5.000% due 02/01/2036	9,605	8,518
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	293
Long Beach, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/01/2032	17,300	16,458
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,300	3,163
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	200	196
5.000% due 08/01/2032	30,300	28,624
Los Angeles, California Community Redevelopment Agency Tax Allocation Bonds, Series 2001
5.875% due 09/01/2026	520	399
6.000% due 09/01/2031	325	244
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	14,100	13,483
5.000% due 07/01/2038	6,150	5,824

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2036	$800	$739
16.128% due 07/01/2035	12,500	11,142
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2008
5.250% due 07/01/2038	13,000	12,980
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
6.841% due 07/01/2013	8,850	7,492
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,195	6,212
4.500% due 07/01/2023	7,180	7,010
4.500% due 07/01/2024	6,590	6,317
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
8.190% due 07/01/2023	10,200	9,709
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	5,400	4,954
4.500% due 01/01/2028	8,740	7,694
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
8.190% due 07/01/2025	17,100	14,273
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	12,114
Manhattan Beach, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	398
Manteca, California Unified School District Special Tax Bonds, (MBIA Insured), Series 2001
0.000% due 09/01/2025	2,365	889
Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	1,935	2,241
Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	3,700	4,353
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	219,900	233,373
Massachusetts State School Building Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/15/2037	1,000	979
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2007
5.000% due 08/01/2037	11,000	10,999
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.180% due 08/01/2032	250	248
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	10,000	9,886
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 08/15/2016	1,365	1,048
0.000% due 08/15/2018	1,000	675
0.000% due 08/15/2019	1,000	633
0.000% due 08/15/2020	1,000	595
Michigan City, Indiana Area-Wide School Building Corp. Revenue Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 01/15/2021	2,500	1,408
0.000% due 07/15/2021	1,000	548
0.000% due 01/15/2022	1,000	526
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	110	86
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	563
5.000% due 09/01/2036	1,500	894
Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,460	1,008
Michigan State Technical University Revenue Bonds, (XLCA Insured), Series 2003
5.000% due 10/01/2033	750	729
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	833
Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,056
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 01/15/2037	12,360	12,438
Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	8,000	8,296
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	34,321
Monrovia, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2031	2,385	2,339
Montclair, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2001
5.300% due 10/01/2030	5,820	5,913
Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	639
Montebello, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	636
0.000% due 08/01/2025	2,830	1,099
0.000% due 08/01/2027	2,775	924
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	2,993
Morgan Hill, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2023	2,400	1,294
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 2009
5.000% due 10/01/2039 (c)	10,000	9,831
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	981
Nevada State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, Series 2008
11.954% due 06/01/2028	7,830	6,613
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030	10,000	9,832
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	5,560	4,936
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,960	2,624
New Jersey State Educational Facilities Authority Revenue Bonds, Series 2002
6.000% due 07/01/2025	1,500	1,348
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,096
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	9,113
5.000% due 06/01/2041	29,855	15,511
New Mexico State Finance Authority Revenue Bonds, Series 2006
5.000% due 12/15/2026	5,000	5,148
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
7.640% due 06/15/2033	3,750	2,905
12.687% due 06/15/2039	8,160	7,395
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	20,185	18,644
5.000% due 06/15/2037	8,020	7,783
5.000% due 06/15/2038	500	484
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.750% due 06/15/2040	9,685	10,164
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,700	2,609
5.250% due 06/15/2040	5,500	5,534
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
7.165% due 06/15/2015	10,200	8,593
7.547% due 12/15/2013	5,000	4,681
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2039	11,000	10,353
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	5,571
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	17,845	11,134

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
New York State Dormitory Authority Revenue Bonds, (MBIA-FHA Insured), Series 2001
5.400% due 02/01/2031	$95	$92
5.500% due 02/01/2041	1,435	1,381
New York State Dormitory Authority Revenue Bonds, (Radian Insured), Series 2003
5.000% due 07/01/2027	2,000	1,607
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	7,500	7,490
New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
5.000% due 09/15/2032	9,500	9,474
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034 (c)	10,000	9,679
5.125% due 06/15/2038 (c)	30,000	29,397
New York State Housing Finance Agency Revenue Bonds, Series 2007
5.000% due 03/15/2032	4,700	4,618
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
8.433% due 09/15/2029	13,810	15,363
New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
7.784% due 07/15/2012	6,820	7,439
11.447% due 06/15/2011	6,645	6,510
New York State Liberty Development Corp. Revenue Bonds, Series 2006
8.430% due 10/01/2035	446	311
8.470% due 10/01/2035	12,815	8,932
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2002
5.000% due 07/01/2025	6,040	5,954
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	183
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,800	1,815
5.750% due 11/01/2030	3,500	3,424
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/15/2032	4,000	3,934
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2007
5.000% due 11/15/2032	4,755	4,639
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	15,000	14,417
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2009
5.000% due 11/15/2029	14,620	14,601
5.250% due 11/15/2034	13,000	13,067
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	14,609
New York State Urban Development Corp. Revenue Bonds, Series 2005
19.887% due 03/15/2035	3,250	3,075
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	3,000	3,009
Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,238
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	590
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,056
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	796
6.125% due 10/01/2039	620	457
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	200	195
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
7.157% due 09/01/2014	8,750	8,348
Northwest Harris County, Texas Municipal Utility District No. 16 General Obligation Bonds, (Radian Insured), Series 2002
5.300% due 10/01/2029	2,105	2,106
Oakland, California General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
5.000% due 01/15/2027	8,670	8,529
5.000% due 01/15/2032	11,135	10,246
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	6,346
5.875% due 06/01/2030	13,800	8,645
5.875% due 06/01/2047	378,300	207,834
Orange County, Florida Housing Finance Authority Revenue Bonds, Series 2002
5.250% due 01/01/2028	1,000	994
Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2029 (c)	1,550	1,546
Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	321
0.000% due 12/01/2031	1,230	301
0.000% due 12/01/2032	1,225	278
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	20,175	18,479
Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	821
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 05/01/2037	1,000	724
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
7.231% due 07/15/2013	9,560	8,490
Perris, California Public Financing Authority Tax Allocation Bonds, Series 2002
5.375% due 10/01/2020	780	766
5.625% due 10/01/2031	1,800	1,556
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2007
5.000% due 07/01/2018	5,000	5,647
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	791
5.500% due 07/01/2037	5,000	3,220
Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,325
Poway, California Unified School District Special Tax Bonds, Series 2002
5.600% due 09/01/2033	2,000	1,718
6.050% due 09/01/2025	2,285	2,000
6.125% due 09/01/2033	7,600	6,459
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	4,400	3,233
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	3,735
0.000% due 08/01/2054	77,000	3,331
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	742
Rancho Cucamonga, California Community Facilities District Special Tax Bonds, Series 2001
6.375% due 09/01/2031	2,000	1,604
Rancho Mirage, California Redevelopment Agency Tax Allocation Bonds, Series 2001
5.500% due 04/01/2024	1,190	1,077
5.625% due 04/01/2033	1,580	1,295
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	4,894
Richmond, California Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2030	1,500	496
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	64
Rocklin, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,205
0.000% due 08/01/2024	5,000	2,135
0.000% due 08/01/2025	4,000	1,573
0.000% due 08/01/2026	4,000	1,463
0.000% due 08/01/2027	4,500	1,528
Roseville, California Special Tax Bonds, Series 2000
6.375% due 09/01/2027	575	630
Round Lake, Illinois Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003
6.700% due 03/01/2033	4,245	4,948
Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	5,650	4,565
Sacramento, California Revenue Bonds, (CM Insured), Series 1998
5.300% due 01/01/2024	1,920	1,851
Sacramento, California Special Tax Bonds, Series 1999
5.700% due 09/01/2023	2,945	2,300

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Sacramento, California Special Tax Bonds, Series 2001
6.100% due 09/01/2021	$655	$534
6.150% due 09/01/2026	1,240	975
Salinas, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 10/01/2023	485	219
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,905
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	196
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006
5.600% due 09/01/2021 (q)	2,090	1,727
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	55,405	34,836
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	846
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2022	9,445	4,834
0.000% due 08/01/2025	10,895	4,387
0.000% due 08/01/2026	12,215	4,582
San Mateo County, California Community College District General Obligation Bonds, Series 2006
5.000% due 09/01/2038	11,000	10,654
San Mateo, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,363
Santa Ana, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	915
0.000% due 08/01/2028	3,520	1,102
0.000% due 08/01/2030	2,500	669
0.000% due 08/01/2031	3,780	934
0.000% due 08/01/2032	3,770	865
Santa Clara County, California East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	920
0.000% due 08/01/2022	1,490	637
Santa Clara, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2025	2,155	2,172
5.000% due 07/01/2027	3,040	3,041
Santa Clarita, California Community College District General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 08/01/2037	6,665	5,756
Santa Margarita, California Water District Special Tax Bonds, Series 1999
6.250% due 09/01/2029	8,230	8,139
Santa Margarita, California Water District Special Tax Bonds, Series 2003
6.000% due 09/01/2030	2,000	2,336
Santa Monica, California Community College District General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 08/01/2026	2,000	732
0.000% due 08/01/2027	3,550	1,210
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	3,292
Seattle, Washington Port Authority Revenue Bonds, (MBIA Insured), Series 2005
8.630% due 07/01/2033	1,250	1,161
Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033	6,360	6,445
Shasta, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	440
South Carolina State Jobs-Economic Development Authority Revenue Bonds, (Radian Insured), Series 2001
5.375% due 02/01/2030	3,000	2,373
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	449
South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	20,000	20,437
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	15,600	17,988
South Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,745	1,982
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022	31,105	34,049
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.000% due 01/01/2039	14,905	14,543
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	18,724
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	418
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	473
St. Louis, Missouri Industrial Development Authority Revenue Bonds, (GNMA Insured), Series 2002
5.125% due 12/20/2029	1,500	1,452
5.125% due 12/20/2030	1,500	1,457
Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,232
0.000% due 08/01/2024	2,705	1,172
0.000% due 05/01/2027	2,000	695
Stanislaus County, California Modesto High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	780
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	4,349
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	5,000	2,507
Temecula, California Public Financing Authority Community Facilities District No. 3-1 Special Tax Bonds, Series 2003
6.000% due 09/01/2033	2,000	1,604
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033	2,640	2,640
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	5,000	4,798
Texas State General Obligation Notes, Series 2008
7.094% due 10/01/2013	7,400	6,720
7.147% due 10/01/2015	77,705	71,433
10.731% due 04/01/2015	19,970	19,612
10.735% due 04/01/2015	8,330	8,330
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
12.941% due 02/15/2032	4,690	5,587
15.227% due 02/15/2028	5,565	6,934
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
11.015% due 02/15/2012	3,985	4,146
Texas State Leander Independent School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,000	457
Texas State Northside Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
8.630% due 02/15/2035	4,023	4,060
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	5,681
0.000% due 08/15/2025	19,990	6,898
Tracy, California Community Facilities District Special Tax Bonds, Series 2002
6.000% due 09/01/2027	995	740
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,400	973
Tyler, Texas Independent School District General Obligation Bonds, Series 2009
5.000% due 02/15/2034	3,000	2,900
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	807
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	400	381
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	4,000	3,566

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
University of California Revenue Bonds, (FSA Insured), Series 2005
8.130% due 05/15/2035	$3,450	$2,776
University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2037	100	95
5.000% due 05/15/2041	1,000	926
University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	5,000	4,845
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	7,562
University Place, Missouri Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	293
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	916
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	200
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,548
0.000% due 06/15/2029	10,000	2,883
Ventura County, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2033	15,000	14,979
Victor, California Elementary School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	470
0.000% due 08/01/2026	2,410	852
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	1,937
5.750% due 09/01/2042	2,000	1,273
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,162
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (f)	11,000	4,381
Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	378
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	198
Washington State Energy Northwest Revenue Bonds, (MBIA Insured), Series 2002
5.750% due 07/01/2015	6,600	7,219
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2015	5,000	5,541
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 06/01/2016	700	543
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032	1,800	1,781
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	5,459
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,129
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	4,825
Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,628
West Contra Costa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2026	2,740	2,681
5.000% due 08/01/2028	2,690	2,580
5.000% due 08/01/2031	1,890	1,734
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	900	858
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	166,535	89,912
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,650	4,842
Wisconsin State Clean Water Revenue Bonds, Series 2009
5.750% due 05/01/2033 (c)	38,000	38,113
6.000% due 05/01/2036 (c)	62,000	62,933
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	1,366
Yuba City, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	819

Total Municipal Bonds & Notes (Cost $4,079,393)		3,889,535

U.S. GOVERNMENT AGENCIES 91.7%
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (d)	32	29
0.000% due 10/09/2019	57,400	30,014
0.642% due 03/25/2034	168	150
0.652% due 03/25/2036	17,361	14,816
0.672% due 08/25/2034	154	145
0.722% due 10/27/2037	101,100	91,053
0.762% due 06/25/2032	46	38
0.772% due 06/25/2044	11	11
0.842% due 06/25/2037	81	79
0.872% due 07/25/2021 - 03/25/2044	7,309	6,728
0.922% due 06/25/2029 - 11/25/2036	27,644	26,803
0.956% due 04/18/2028	166	162
0.972% due 10/25/2030 - 02/25/2033	756	738
1.000% due 09/25/2023	2	2
1.006% due 10/18/2030	1,296	1,264
1.012% due 08/25/2021 - 03/25/2022	37	36
1.022% due 03/25/2017 - 07/25/2034	2,175	2,131
1.106% due 12/18/2031	526	516
1.122% due 05/25/2030	626	619
1.162% due 11/25/2013 - 08/25/2022	131	129
1.172% due 05/25/2030	626	621
1.212% due 10/25/2023 - 03/25/2024	3,167	3,116
1.362% due 01/25/2022	49	48
1.392% due 01/25/2022	111	109
1.412% due 12/25/2021	55	54
1.422% due 04/25/2032	56	56
1.462% due 04/25/2021	9	9
1.542% due 04/01/2027	40	40
1.562% due 04/25/2023	328	325
3.022% due 07/01/2042 - 10/01/2044	68,665	67,519
3.023% due 12/01/2044	8,087	8,079
3.072% due 09/01/2041	58	57
3.222% due 10/01/2030 - 10/01/2040	4,857	4,815
3.585% due 02/01/2034	88	89
3.625% due 02/01/2020	4	4
3.770% due 11/01/2035	7,957	8,140
3.840% due 09/01/2035	208	207
3.868% due 03/01/2034	9,035	9,181
3.990% due 02/01/2026	74	74
4.000% due 11/01/2010 - 09/01/2020	5,825	5,961
4.007% due 10/01/2020	18	18
4.016% due 07/01/2017	867	864
4.020% due 02/01/2024 - 08/01/2033	100	100
4.083% due 01/01/2021	18	18
4.087% due 08/01/2027	1,277	1,296
4.161% due 06/01/2035	3,252	3,313
4.162% due 01/01/2020	609	609
4.165% due 03/01/2035	2,266	2,310
4.217% due 10/01/2024	27	27
4.272% due 06/01/2021	493	492
4.275% due 09/01/2017	681	677
4.287% due 09/01/2033	331	333
4.298% due 04/01/2027	40	41
4.303% due 09/01/2034	1,562	1,588
4.315% due 11/01/2023 - 12/01/2023	348	348
4.325% due 10/01/2020 - 01/01/2024	58	58
4.338% due 05/01/2035	453	462
4.344% due 11/01/2025	196	198
4.347% due 11/01/2034	372	378
4.358% due 11/01/2034	3,818	3,886
4.372% due 01/01/2024	108	109
4.375% due 04/01/2017 - 04/01/2034	215	216
4.382% due 09/01/2024	184	184
4.400% due 12/01/2023	19	19
4.418% due 10/01/2034	2,666	2,674
4.419% due 11/01/2035	5,615	5,720
4.449% due 12/01/2020	527	525
4.450% due 12/01/2023	79	78
4.459% due 03/01/2019	810	813
4.464% due 03/01/2035	120	122
4.476% due 05/01/2035	44,008	45,016
4.477% due 05/01/2035	5,700	5,766
4.496% due 11/01/2024	2,020	2,021

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
4.500% due 10/01/2010 - 12/01/2035	$170,003	$175,261
4.501% due 03/01/2025	793	790
4.510% due 07/01/2034	5,434	5,524
4.529% due 02/01/2022	191	191
4.543% due 06/01/2035	13,047	13,146
4.544% due 02/01/2028	36	36
4.553% due 09/01/2022	126	124
4.565% due 09/01/2021	13	13
4.585% due 11/01/2023	16	16
4.593% due 07/01/2033	34	35
4.594% due 12/01/2018	72	72
4.601% due 05/01/2023	152	151
4.618% due 08/01/2035	2,455	2,518
4.620% due 05/01/2009	34	34
4.626% due 10/01/2034	3,495	3,570
4.643% due 08/01/2027	1,571	1,589
4.646% due 05/01/2035	31,285	31,917
4.647% due 01/01/2035	440	449
4.648% due 06/01/2015	202	207
4.654% due 05/25/2035	42,987	44,204
4.658% due 02/01/2035	4,488	4,574
4.669% due 10/01/2024	104	106
4.673% due 11/01/2035	28,512	28,808
4.674% due 12/01/2034	434	442
4.680% due 12/01/2012	362	390
4.683% due 01/01/2018 - 09/01/2035	3,101	3,144
4.693% due 06/01/2035	20,787	20,684
4.695% due 08/01/2025	1,121	1,143
4.698% due 02/01/2035	5,105	5,191
4.719% due 02/01/2028	611	611
4.720% due 07/01/2035	4,832	4,937
4.722% due 06/01/2035	4,017	4,061
4.733% due 04/01/2018	165	169
4.734% due 09/01/2019	662	662
4.750% due 12/15/2010 - 08/01/2024	368	385
4.755% due 08/01/2035	5,475	5,625
4.759% due 03/01/2035	139	140
4.760% due 08/01/2035	804	826
4.769% due 11/01/2034	4,148	4,232
4.773% due 12/01/2027	257	258
4.778% due 02/01/2027	279	284
4.781% due 11/01/2012	15	16
4.784% due 12/01/2017	749	761
4.796% due 11/01/2035	17,460	17,922
4.797% due 09/01/2035	18,099	18,500
4.801% due 04/01/2034	456	462
4.830% due 06/01/2035	292	299
4.834% due 10/01/2034	7,004	7,181
4.837% due 09/01/2034	26,651	27,290
4.850% due 12/01/2026	13	13
4.854% due 01/01/2035	16,343	16,682
4.855% due 12/01/2033	670	685
4.863% due 02/01/2035	8,224	8,423
4.870% due 05/01/2013	128	134
4.872% due 12/01/2025	306	308
4.873% due 04/01/2013	55	58
4.890% due 08/01/2035	9,514	9,738
4.891% due 01/01/2035	18,875	19,298
4.899% due 12/01/2034	2,231	2,289
4.902% due 03/01/2035 - 04/01/2038	581	596
4.904% due 04/01/2035	3,721	3,827
4.906% due 07/01/2035	4,756	4,858
4.909% due 07/01/2035	3,613	3,699
4.920% due 11/01/2023 - 09/01/2035	12,020	12,331
4.933% due 04/01/2027	56	57
4.934% due 12/01/2034	419	430
4.951% due 01/01/2035	21,311	21,899
4.954% due 02/01/2035	6,086	6,230
4.958% due 11/01/2031	185	186
4.960% due 08/01/2026	116	115
4.962% due 05/01/2025	230	235
4.963% due 11/01/2025	141	142
4.964% due 04/01/2027	3	3
4.966% due 12/01/2025	203	206
4.968% due 06/01/2035	1,391	1,430
4.980% due 01/01/2026	145	147
4.984% due 07/01/2024	374	380
5.000% due 12/01/2012 - 05/01/2039	19,119,587	19,765,746
5.000% due 03/01/2036 (l)	1,670,775	1,727,555
5.015% due 09/01/2029	12	12
5.025% due 11/01/2035	938	966
5.026% due 02/01/2021	131	134
5.031% due 03/01/2024	37	38
5.033% due 11/01/2034	2,272	2,333
5.055% due 05/01/2024	81	81
5.060% due 06/01/2035	4,055	4,126
5.062% due 12/01/2022	36	36
5.066% due 11/01/2025	585	593
5.082% due 09/01/2035	2,787	2,869
5.085% due 03/01/2026	54	54
5.089% due 05/01/2030	13	13
5.095% due 07/01/2026	11	12
5.105% due 05/01/2021	17	17
5.107% due 09/01/2023	144	146
5.110% due 12/01/2030	14	14
5.111% due 07/01/2035	3,929	4,040
5.115% due 09/01/2024	139	139
5.121% due 12/01/2036	501	508
5.124% due 02/01/2028 - 03/01/2034	10,903	11,200
5.125% due 10/01/2024	4	4
5.137% due 10/01/2035	3,963	4,081
5.144% due 06/01/2025	413	422
5.145% due 11/01/2025 - 09/01/2035	3,771	3,884
5.149% due 05/01/2022	12	12
5.150% due 06/01/2025	75	76
5.154% due 08/01/2035	3,311	3,414
5.157% due 02/01/2016	197	210
5.159% due 11/01/2010	30	30
5.170% due 10/01/2035	3,368	3,438
5.178% due 10/01/2023	24	24
5.179% due 09/01/2035	4,401	4,536
5.180% due 07/01/2035	3,491	3,603
5.186% due 08/01/2035	3,243	3,335
5.187% due 11/01/2035	2,608	2,688
5.193% due 10/01/2035	4,563	4,704
5.206% due 07/01/2035 - 08/01/2035	5,908	6,093
5.224% due 11/01/2035	3,934	4,060
5.225% due 09/01/2035	6,303	6,486
5.242% due 07/01/2035	3,584	3,701
5.243% due 05/01/2026	46	46
5.250% due 11/01/2026	38	37
5.254% due 06/01/2024	30	30
5.261% due 06/01/2029	76	76
5.264% due 12/01/2035	3,844	3,974
5.277% due 12/01/2023	58	58
5.278% due 10/01/2035	4,583	4,669
5.286% due 10/01/2035	4,654	4,805
5.289% due 09/01/2035	72	74
5.290% due 11/25/2033	1,400	1,433
5.294% due 09/01/2034	1,316	1,315
5.300% due 08/01/2031	129	129
5.310% due 11/01/2025 - 08/25/2033	4,475	4,578
5.345% due 10/01/2027	103	102
5.347% due 11/01/2035	4,906	5,077
5.350% due 11/01/2035	5,107	5,282
5.370% due 08/25/2043	2,956	2,917
5.375% due 07/15/2016 - 03/01/2023	427	479
5.395% due 01/01/2036	3,558	3,614
5.407% due 05/01/2036	1,869	1,927
5.410% due 07/01/2019	84	85
5.415% due 01/01/2037	835	863
5.430% due 01/01/2036	108	112
5.445% due 12/01/2017	5	5
5.473% due 08/01/2027	34	34
5.497% due 09/01/2021	8	8
5.500% due 04/01/2009 - 05/01/2039	30,514,107	31,706,475
5.500% due 05/01/2033 - 09/01/2038 (m)	3,900,064	4,054,592
5.500% due 05/01/2034 - 06/01/2038 (l)	14,287,486	14,868,092
5.500% due 02/01/2035 (k)	252,613	263,330
5.500% due 06/01/2038 (l)(m)	7,933,843	8,245,618
5.524% due 07/01/2021	32	32
5.533% due 10/01/2026	11	11
5.536% due 03/01/2036	2,973	3,089
5.554% due 10/01/2019	242	243
5.565% due 01/01/2036	2,384	2,443
5.574% due 02/01/2036	5,203	5,398
5.575% due 07/01/2024 - 01/01/2037	882	911
5.599% due 10/01/2027	224	231
5.600% due 12/01/2035	3,274	3,402
5.603% due 04/01/2024	276	281
5.610% due 03/01/2036	2,559	2,658
5.637% due 02/01/2036	437	454
5.677% due 11/01/2019	162	162
5.684% due 09/01/2014	18	19
5.688% due 09/01/2036	19	20
5.690% due 02/01/2033	3	3
5.700% due 02/28/2025	150	150
5.722% due 04/01/2026 - 03/01/2036	4,296	4,469
5.737% due 08/01/2023	83	85
5.750% due 01/01/2020 - 12/20/2027	1,197	1,237
5.761% due 03/01/2036	4,569	4,750
5.763% due 09/01/2037	42	43
5.780% due 09/01/2012	476	509
5.790% due 10/01/2017	394	434
5.800% due 02/09/2026	50,000	52,032

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.820% due 06/01/2023	$20	$20
5.822% due 06/01/2023	93	93
5.834% due 04/01/2036	18	18
5.908% due 06/01/2036	1,901	1,973
5.914% due 02/01/2012	425	453
5.930% due 06/01/2022	35	36
5.970% due 07/01/2019	13	13
5.981% due 11/01/2011	124	131
6.000% due 07/01/2011 - 10/25/2044	31,440,712	32,856,464
6.000% due 10/01/2038 (l)	2,175,187	2,274,754
6.040% due 08/01/2022	1,122	1,167
6.043% due 09/01/2036	81	84
6.066% due 02/01/2021	82	85
6.080% due 07/01/2032	145	151
6.114% due 02/01/2012	504	539
6.147% due 05/01/2023	319	323
6.189% due 03/01/2023	420	434
6.200% due 05/01/2011	78	82
6.250% due 02/01/2011 - 02/25/2029	136,658	139,462
6.280% due 06/15/2027	166,000	178,016
6.290% due 02/25/2029	500	553
6.296% due 08/01/2027	133	134
6.300% due 10/17/2038	9,267	9,255
6.320% due 10/01/2013	1,818	1,954
6.390% due 05/25/2036	13,422	14,146
6.480% due 01/01/2011	292	306
6.500% due 07/01/2011 - 06/25/2044	374,810	396,208
6.500% due 10/25/2022 (b)	2	0
6.539% due 03/01/2023	828	861
6.626% due 05/01/2014	64	66
6.730% due 06/01/2022	14	15
6.745% due 02/01/2018	43	45
6.750% due 10/25/2023	298	321
6.825% due 02/01/2020	51	53
6.838% due 11/01/2021	63	67
6.900% due 05/25/2023	52	56
6.960% due 07/01/2019	177	179
7.000% due 06/01/2009 - 01/25/2048	26,793	28,515
7.025% due 11/01/2022	19	20
7.039% due 12/01/2010	608	630
7.110% due 10/01/2009	452	453
7.200% due 05/01/2021	19	20
7.250% due 01/01/2023	751	828
7.360% due 04/01/2011	313	334
7.375% due 05/25/2022	1,053	1,122
7.446% due 06/01/2030	190	196
7.500% due 11/01/2010 - 07/25/2041	5,304	5,922
7.750% due 06/01/2009 - 01/25/2022	1,610	1,764
7.780% due 01/01/2018	2,021	2,368
7.800% due 10/25/2022	219	233
7.920% due 03/01/2018	2,505	2,960
7.980% due 05/01/2030	6,085	6,687
8.000% due 12/01/2010 - 06/01/2032	4,186	4,521
8.000% due 08/18/2027 (b)	10	2
8.060% due 04/01/2030	1,694	1,857
8.080% due 04/01/2030	931	1,021
8.250% due 02/01/2017	4	4
8.490% due 06/01/2025	856	955
8.500% due 01/01/2012 - 10/01/2032	3,309	3,628
8.750% due 01/25/2021	214	238
9.000% due 09/01/2014 - 12/01/2027	1,485	1,643
9.250% due 04/25/2018	21	23
9.300% due 05/25/2018 - 08/25/2019	64	71
9.382% due 09/25/2028	379	401
9.500% due 11/01/2009 - 03/01/2026	1,012	1,133
10.000% due 11/01/2013 - 05/01/2022	123	137
10.500% due 11/01/2013 - 04/01/2022	31	34
11.000% due 11/01/2013 - 11/01/2020	124	141
11.500% due 08/20/2016 - 11/01/2019	5	5
12.000% due 05/01/2016	1	1
12.500% due 10/01/2015	2	3
13.250% due 09/01/2011	1	1
14.750% due 08/01/2012	8	10
15.000% due 10/15/2012	24	28
15.500% due 10/01/2012 - 12/01/2012	2	2
15.750% due 12/01/2011 - 08/01/2012	8	9
16.000% due 09/01/2012	13	14
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022 (b)	0	4
Farmer Mac
7.997% due 01/25/2012	252	252
Federal Home Loan Bank
2.250% due 10/02/2009	650	654
5.625% due 06/13/2016	175	171
7.400% due 02/01/2021	751	756
Federal Housing Administration
6.780% due 07/25/2040	7,202	7,179
6.880% due 02/01/2041	10,950	10,970
6.896% due 07/01/2020	8,987	8,965
6.960% due 05/01/2016	268	269
6.997% due 09/01/2019	69	69
7.110% due 05/01/2019	1,315	1,321
7.315% due 08/01/2019	4,521	4,544
7.350% due 04/01/2019 - 11/01/2020	581	585
7.375% due 02/01/2018	146	147
7.380% due 04/01/2041	2,377	2,405
7.400% due 01/25/2020 - 11/01/2020	1,526	1,536
7.430% due 10/01/2018 - 06/01/2024	12,855	12,959
7.450% due 05/01/2021	2,266	2,284
7.460% due 01/01/2023	155	157
7.465% due 11/01/2019	1,786	1,803
7.500% due 03/01/2032	3,094	3,117
7.580% due 12/01/2040	7,112	7,178
7.630% due 08/01/2041	17,083	17,427
7.780% due 11/01/2040	7,117	7,228
8.250% due 01/01/2041	4,558	4,635
8.375% due 02/01/2012	65	66
Freddie Mac
0.562% due 12/25/2036	16,056	16,006
0.706% due 07/15/2019 - 10/15/2020	467,065	452,674
0.782% due 08/25/2031	436	350
0.786% due 02/15/2019	181,461	175,680
0.796% due 05/15/2036	80	78
0.806% due 07/15/2034	677	654
0.906% due 12/15/2029 - 06/15/2031	8,446	8,321
0.956% due 06/15/2018 - 01/15/2033	791	777
1.006% due 11/15/2030 - 12/15/2031	35	34
1.056% due 06/15/2030 - 12/15/2032	615	603
1.522% due 05/25/2043	12,742	12,520
1.562% due 02/15/2021	16	16
3.022% due 10/25/2044	12,258	11,947
3.023% due 02/25/2045	39,948	34,335
3.050% due 10/25/2023	883	886
3.222% due 07/25/2044	2,352	2,305
3.500% due 09/01/2018 - 07/15/2032	1,449	1,443
3.835% due 04/01/2025	83	84
3.875% due 01/01/2019	1	1
3.986% due 02/01/2023	79	80
4.000% due 04/01/2011 - 12/15/2024	7,910	7,916
4.041% due 01/01/2034	6,850	6,979
4.250% due 09/15/2024	9	9
4.433% due 11/01/2026	334	336
4.475% due 09/01/2028	3	3
4.480% due 02/01/2021	6	6
4.483% due 08/15/2032	4,503	4,478
4.500% due 12/01/2010 - 07/01/2038	9,354	9,552
4.501% due 12/01/2022	17	17
4.612% due 01/01/2035	1,622	1,656
4.625% due 04/01/2017	5	5
4.648% due 07/01/2025	646	649
4.671% due 11/01/2020	84	85
4.695% due 08/01/2035	1,083	1,106
4.697% due 06/01/2035	5,906	5,964
4.720% due 01/01/2024	47	48
4.730% due 04/01/2029	139	140
4.732% due 05/01/2021	1,281	1,287
4.735% due 01/01/2022 - 03/01/2035	1,137	1,166
4.759% due 04/01/2024	700	711
4.780% due 02/01/2019	36	36
4.799% due 06/01/2030	383	390
4.804% due 07/01/2023	224	226
4.810% due 09/01/2023 - 11/01/2034	348	353
4.814% due 03/01/2035	4,157	4,227
4.824% due 10/01/2035	31,416	32,188
4.838% due 08/01/2023	1,098	1,114
4.840% due 11/01/2035	32,664	33,305
4.841% due 06/01/2024	461	469
4.865% due 07/01/2035	14,547	14,892
4.866% due 10/01/2035	59,504	60,979
4.874% due 07/01/2024	65	66
4.875% due 06/13/2018	29,000	32,244

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
4.881% due 06/01/2022	$21	$21
4.884% due 10/01/2035	3,927	3,912
4.892% due 10/01/2035	23,560	24,159
4.897% due 12/01/2026	747	745
4.901% due 12/01/2018	262	264
4.902% due 03/01/2022	1,148	1,175
4.905% due 10/01/2035	30,899	31,655
4.914% due 02/01/2019	212	213
4.925% due 11/01/2023	225	226
4.926% due 06/01/2021	446	449
4.929% due 07/01/2035	53	55
4.937% due 11/01/2035	24,082	24,712
4.943% due 10/01/2026	322	323
4.950% due 07/01/2020 - 09/01/2023	651	652
4.961% due 11/01/2028	646	657
4.974% due 05/01/2023	19	19
4.981% due 07/01/2032	3	3
4.990% due 11/01/2023	2	2
4.996% due 06/01/2020	84	85
4.998% due 10/01/2024	156	156
5.000% due 08/15/2012 - 04/01/2039	393,319	398,741
5.006% due 02/01/2025	21	21
5.012% due 01/01/2021	43	42
5.045% due 05/01/2018	244	248
5.057% due 04/01/2023	14	14
5.071% due 07/01/2023	64	65
5.089% due 06/01/2022	137	140
5.090% due 01/01/2028	25	25
5.103% due 10/01/2035	4,413	4,537
5.105% due 09/01/2035	13,196	13,587
5.110% due 07/01/2022	103	104
5.113% due 10/01/2023	186	187
5.128% due 08/01/2023	1	1
5.129% due 10/01/2023	191	192
5.134% due 05/01/2035	33,592	34,612
5.138% due 08/01/2023	539	545
5.142% due 08/01/2023	97	98
5.147% due 06/01/2022	396	403
5.148% due 08/01/2035	71	74
5.156% due 10/01/2023	277	282
5.178% due 05/01/2018	235	240
5.200% due 10/25/2023 - 06/01/2024	427	401
5.209% due 08/01/2023	96	97
5.210% due 07/01/2032	100	102
5.216% due 03/01/2024	228	229
5.240% due 09/01/2023	125	126
5.242% due 04/01/2029	45	46
5.262% due 03/01/2021	786	799
5.265% due 05/01/2020	64	66
5.275% due 07/01/2030	1,037	1,058
5.280% due 05/01/2037	442	456
5.282% due 09/01/2023	359	366
5.284% due 05/01/2023	67	68
5.285% due 10/01/2023	118	119
5.326% due 07/01/2027	10	11
5.335% due 09/01/2035	94	97
5.340% due 02/01/2026	403	412
5.420% due 11/01/2035	3,299	3,415
5.430% due 12/01/2035	3,004	3,110
5.439% due 08/01/2023	44	45
5.464% due 05/01/2023	58	59
5.470% due 02/01/2038	179	185
5.472% due 07/01/2019	213	216
5.489% due 01/01/2037	874	904
5.500% due 07/18/2016 - 04/01/2039	5,484,248	5,698,609
5.500% due 02/01/2038 - 06/01/2038 (l)	3,694,576	3,838,291
5.527% due 07/01/2019	8	8
5.544% due 05/01/2023	171	173
5.581% due 07/01/2036	51	53
5.606% due 10/01/2023	54	55
5.709% due 03/01/2036	2,576	2,680
5.711% due 04/01/2036	38	39
5.833% due 09/01/2023	28	28
5.840% due 04/01/2036	3,118	3,206
5.848% due 12/01/2037	1,535	1,599
5.851% due 04/01/2036	3,387	3,519
5.875% due 03/21/2011 - 09/01/2018	15,055	15,816
5.940% due 10/01/2022	45	46
5.950% due 06/15/2028	43,438	45,247
5.980% due 05/01/2022	34	35
6.000% due 01/01/2011 - 04/01/2039	1,798,071	1,882,404
6.250% due 03/15/2028 - 01/15/2036	1,446	1,529
6.500% due 07/01/2009 - 10/25/2043	348,664	368,872
6.500% due 09/15/2023 (b)	5	0
6.538% due 05/01/2020	15	16
6.625% due 09/15/2009	275	282
6.816% due 10/01/2020	8	8
6.919% due 10/01/2020	237	247
6.950% due 07/15/2021 - 08/15/2021	110	113
7.000% due 10/01/2010 - 10/25/2043	38,053	40,030
7.000% due 09/15/2023 (b)	27	4
7.030% due 01/01/2019	54	56
7.075% due 01/01/2019	2	2
7.105% due 05/01/2018	53	55
7.500% due 09/01/2010 - 11/01/2037	17,034	18,045
7.645% due 05/01/2025	5,627	5,917
8.000% due 04/01/2010 - 09/15/2024	3,976	4,017
8.250% due 06/01/2016 - 06/15/2022	529	603
8.500% due 09/01/2009 - 06/01/2030	2,291	2,374
8.750% due 12/01/2010 - 12/15/2020	108	117
8.900% due 11/15/2020	767	823
9.000% due 07/01/2010 - 07/01/2030	598	617
9.000% due 05/01/2022 (b)	5	1
9.250% due 07/01/2017	2	3
9.500% due 09/01/2016 - 12/01/2022	606	664
10.000% due 11/01/2011 - 03/01/2021	47	52
10.100% due 09/01/2016	87	98
10.500% due 10/01/2017 - 01/01/2021	19	22
11.000% due 06/01/2011 - 05/01/2020	34	38
11.250% due 10/01/2009 - 09/01/2015	1	1
11.500% due 01/01/2018	2	2
12.500% due 12/01/2012	1	1
13.250% due 10/01/2013	45	52
14.000% due 04/01/2016	2	2
15.500% due 08/01/2011	1	1
884.500% due 01/15/2021 (b)	0	2
1007.500% due 02/15/2022 (b)	0	4
Ginnie Mae
0.945% due 06/20/2030	3	3
0.956% due 06/16/2031 - 03/16/2032	499	486
1.006% due 11/16/2029 - 10/16/2030	600	586
1.045% due 09/20/2030	188	184
1.056% due 02/16/2030 - 04/16/2032	3,404	3,364
1.106% due 12/16/2025	105	103
1.156% due 02/16/2030	2,325	2,302
1.206% due 02/16/2030	1,040	1,023
1.495% due 03/20/2031	176	174
4.000% due 11/20/2032	376	377
4.125% due 12/20/2015 - 10/20/2033	27,259	27,415
4.500% due 11/16/2028 - 08/15/2033	5,752	5,990
4.500% due 07/15/2033 (m)	1,252	1,284
4.625% due 07/20/2017 - 09/20/2033	34,177	34,405
4.750% due 02/20/2032	1,333	1,352
5.000% due 02/20/2016 - 05/01/2039	3,944	4,057
5.250% due 01/20/2028 - 03/20/2030	6,829	6,974
5.375% due 02/20/2017 - 05/20/2030	55,870	56,981
5.500% due 02/20/2018 - 04/01/2039	6,068	6,327
6.000% due 05/15/2009 - 04/01/2039	1,217,567	1,273,900
6.000% due 10/15/2034 - 04/15/2037 (m)	1,645	1,723
6.250% due 03/16/2029	661	704
6.500% due 06/15/2009 - 07/15/2040	77,050	81,598
6.670% due 08/15/2040	909	930
6.750% due 06/20/2028 - 10/16/2040	44,576	48,079
7.000% due 04/15/2009 - 11/15/2032	6,544	6,974
7.250% due 07/16/2028	2	2
7.500% due 06/15/2009 - 03/15/2032	7,212	7,755
7.700% due 03/15/2041	6,490	6,836
7.750% due 12/20/2020 - 12/15/2040	1,570	1,663
8.000% due 10/15/2009 - 10/20/2031	1,081	1,171
8.250% due 04/15/2020	91	98
8.300% due 06/15/2019	19	20

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
8.500% due 09/15/2009 - 04/15/2031	$1,007	$1,100
9.000% due 10/15/2009 - 01/15/2031	1,029	1,121
9.250% due 12/20/2016	1	1
9.500% due 06/15/2009 - 07/15/2025	415	454
10.000% due 02/15/2013 - 02/15/2025	398	442
10.250% due 02/20/2019	9	10
10.500% due 12/15/2015 - 09/15/2021	92	104
11.000% due 04/15/2010 - 04/20/2019	10	11
11.500% due 04/15/2013 - 10/15/2015	9	11
12.000% due 11/15/2012 - 05/15/2016	65	73
13.000% due 12/15/2012	1	1
13.500% due 10/15/2012 - 09/15/2014	13	16
15.000% due 08/15/2011 - 11/15/2012	24	28
16.000% due 11/15/2011 - 05/15/2012	17	19
17.000% due 11/15/2011 - 12/15/2011	10	11
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	136	134
1.000% due 03/25/2025 - 07/25/2025	113	112
1.100% due 01/25/2019 - 11/25/2024	156	154
3.870% due 01/01/2014	1,079	1,097
4.330% due 07/01/2014	182	187
4.340% due 03/01/2024	219	228
4.504% due 02/01/2014	71	71
4.524% due 02/10/2013	10,519	10,741
4.684% due 09/10/2014	5,034	5,140
4.750% due 07/01/2025	1,002	1,061
4.754% due 08/10/2014	46	47
4.770% due 04/01/2024	1,006	1,063
4.870% due 12/01/2024	1,965	2,085
4.890% due 12/01/2023	1,273	1,348
4.930% due 01/01/2024	2,545	2,703
4.950% due 03/01/2025	2,161	2,302
4.980% due 11/01/2023	9,003	9,490
5.090% due 10/01/2025	869	924
5.110% due 05/01/2017 - 08/01/2025	2,216	2,345
5.120% due 11/01/2017	204	215
5.130% due 09/01/2023	5,448	5,815
5.136% due 08/10/2013	592	615
5.160% due 02/01/2028	2,546	2,713
5.190% due 01/01/2017 - 07/01/2024	560	597
5.200% due 11/01/2015	372	388
5.230% due 11/01/2016	394	415
5.290% due 12/01/2027	84,747	91,498
5.310% due 05/01/2027	453	490
5.340% due 11/01/2021	6,654	7,054
5.370% due 09/01/2016	353	372
5.490% due 05/01/2028	29,380	31,269
5.680% due 06/01/2028	29,447	32,324
5.725% due 09/01/2018	50,000	51,630
5.780% due 08/01/2027	91	100
5.902% due 02/10/2018	592	647
5.950% due 05/01/2009	57	57
6.030% due 02/01/2012	6,147	6,393
6.340% due 03/01/2021	10,743	11,621
6.344% due 08/01/2011	501	521
6.640% due 02/01/2011	1,144	1,195
6.700% due 12/01/2016	2,962	3,178
6.900% due 12/01/2020	3,339	3,639
6.950% due 11/01/2016	752	809
7.060% due 11/01/2019	621	672
7.150% due 03/01/2017	1,183	1,283
7.190% due 12/01/2019	116	126
7.220% due 11/01/2020	773	846
7.449% due 08/01/2010	5,716	5,880
7.500% due 04/01/2017	677	733
7.540% due 08/10/2009	2,755	2,798
7.630% due 06/01/2020	5,856	6,434
7.700% due 07/01/2016	82	89
8.017% due 02/10/2010	6,003	6,219
Tennessee Valley Authority
4.250% due 03/15/2013	180	180
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009	2,400	2,427
Vendee Mortgage Trust
0.445% due 06/15/2023 (b)	21,502	216
6.500% due 09/15/2024	15,435	16,243
6.810% due 01/15/2030	2,066	2,175

Total U.S. Government Agencies (Cost $129,364,392)		133,162,319

U.S. TREASURY OBLIGATIONS 4.2%

Treasury Inflation Protected Securities (g)
1.625% due 01/15/2018	292	297
1.625% due 01/15/2015 (l)	123,407	124,950
1.750% due 01/15/2028 (l)	169,196	162,534
1.875% due 07/15/2013 (l)	316,964	325,681
1.875% due 07/15/2015 (l)	200,058	205,747
2.000% due 04/15/2012	7,196	7,419
2.000% due 07/15/2014	399,502	413,485
2.000% due 01/15/2016	239,422	247,728
2.000% due 01/15/2026	7,233	7,167
2.000% due 01/15/2014 (l)	38,453	39,690
2.125% due 01/15/2019 (l)	983,300	1,050,902
2.375% due 01/15/2017	2,303	2,453
2.375% due 01/15/2025	9,845	10,257
2.375% due 01/15/2027	3,148	3,298
2.500% due 07/15/2016	8,229	8,831
2.500% due 01/15/2029	585,929	636,831
2.625% due 07/15/2017	298,148	324,888
3.000% due 07/15/2012 (l)	198,903	212,142
3.375% due 01/15/2012	1,192	1,270
3.875% due 04/15/2029	10,042	12,938
U.S. Treasury Bonds
3.500% due 02/15/2039	940,000	931,778
6.250% due 08/15/2023	300	395
7.875% due 02/15/2021	27,900	40,481
8.000% due 11/15/2021	33,000	48,850
8.125% due 08/15/2019	135,000	195,834
8.125% due 05/15/2021	9,100	13,494
8.500% due 02/15/2020	300	448
8.750% due 08/15/2020	5,800	8,852
U.S. Treasury Notes
0.875% due 12/31/2010	666	667
0.875% due 02/28/2011	6,555	6,570
1.750% due 01/31/2014	830	836
1.875% due 02/28/2014	2,493	2,522
2.000% due 09/30/2010	650	663
2.000% due 11/30/2013	1,681	1,717
2.125% due 01/31/2010	824	835
2.375% due 03/31/2016	1,000,000	1,007,422
2.750% due 02/15/2019	938	944
3.125% due 09/30/2013	1,545	1,656
3.375% due 07/31/2013	1,462	1,583
3.500% due 05/31/2013	555	602
3.750% due 11/15/2018	770	840
4.000% due 08/15/2018	1,196	1,330
4.625% due 10/31/2011	3	3

Total U.S. Treasury Obligations (Cost $5,780,646)		6,066,830

MORTGAGE-BACKED SECURITIES 3.4%

Adjustable Rate Mortgage Trust
5.385% due 11/25/2035	1,704	1,072
5.413% due 01/25/2036	3,059	2,291
American Home Mortgage Assets
0.712% due 05/25/2046	52,623	18,583
0.712% due 09/25/2046	21,543	8,324
0.732% due 10/25/2046	33,577	10,905
2.333% due 02/25/2047	23,390	7,082
2.553% due 11/25/2046	111,406	33,069
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,519	1,061
4.390% due 02/25/2045	81,710	45,405
4.440% due 02/25/2045	38	21
4.985% due 09/25/2035	600	334
5.660% due 09/25/2045	9,171	4,930
Banc of America Commercial Mortgage, Inc.
4.342% due 03/11/2041	1,011	997
4.772% due 07/11/2043	57,482	57,521
4.811% due 12/10/2042	10	8
4.877% due 07/10/2042	460	361
5.381% due 01/15/2049	517	432
5.414% due 09/10/2047	15,000	11,016
5.421% due 04/10/2049	156	154
5.492% due 02/10/2051	35,000	22,731
5.611% due 05/10/2045	156	156
5.634% due 07/10/2046	2,080	1,561
5.658% due 06/10/2049	9,750	6,642
5.689% due 04/10/2049	5,349	3,897
5.740% due 05/10/2045	28,900	21,524
5.745% due 02/10/2051	200	143
6.165% due 02/10/2051	70	51
Banc of America Funding Corp.
0.835% due 05/20/2035	2,527	1,042
4.110% due 05/25/2035	141,309	101,783
4.421% due 11/20/2034	2,623	1,544
4.490% due 03/20/2035	4,845	3,313
4.606% due 02/20/2036	1,443	955
5.007% due 09/20/2034	2,850	2,375
5.250% due 09/20/2034	200	183
5.357% due 11/20/2035	2,005	1,212
5.753% due 10/25/2036	2,400	1,373
5.754% due 03/20/2036	3,803	2,205
5.837% due 01/25/2037	1,900	1,003
5.888% due 04/25/2037	4,600	2,872

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.889% due 03/20/2036	$1,033	$545
5.979% due 10/20/2046	9,900	4,124
6.106% due 01/20/2047	469	221
Banc of America Mortgage Securities, Inc.
0.972% due 12/25/2033	1,754	1,708
3.994% due 07/25/2033	583	484
5.427% due 02/25/2036	6,037	3,672
5.470% due 07/20/2032	1,446	1,083
5.500% due 11/25/2033	144	132
6.500% due 10/25/2031	272	263
6.500% due 09/25/2033	12,997	12,672
BCAP LLC Trust
0.692% due 01/25/2037	116,652	44,708
Bear Stearns Adjustable Rate Mortgage Trust
2.940% due 03/25/2035	384	261
4.449% due 05/25/2034	21	16
4.465% due 05/25/2034	149	117
4.479% due 05/25/2033	2,153	1,830
4.530% due 08/25/2033	324	252
4.550% due 08/25/2035	621	435
4.626% due 11/25/2034	97	77
4.651% due 10/25/2033	66	58
4.701% due 08/25/2033	124	104
4.750% due 10/25/2035	97,509	91,679
4.793% due 11/25/2034	1,862	1,366
4.840% due 01/25/2035	593	340
4.951% due 11/25/2030	6,967	6,108
5.031% due 04/25/2033	550	464
5.084% due 09/25/2034	258	167
5.108% due 11/25/2034	3,211	3,079
5.206% due 01/25/2034	2,675	1,814
5.299% due 04/25/2033	5,221	5,005
5.320% due 02/25/2033	84	74
5.419% due 04/25/2033	16,718	14,403
5.426% due 04/25/2033	548	475
5.435% due 01/25/2034	15	11
5.473% due 05/25/2047	55,101	28,287
5.583% due 01/25/2034	23	20
5.602% due 02/25/2033	11,820	10,221
5.735% due 02/25/2036	6,675	3,480
Bear Stearns Alt-A Trust
0.682% due 02/25/2034	6,950	2,550
0.722% due 02/25/2034	99	23
0.742% due 04/25/2035	4,501	1,658
0.742% due 12/25/2046	461	76
5.217% due 03/25/2035	38	19
5.220% due 01/25/2035	6,675	3,721
5.337% due 09/25/2034	392	242
5.356% due 08/25/2036	9,100	3,055
5.364% due 05/25/2035	164,298	88,771
5.491% due 09/25/2035	78,432	38,815
5.597% due 02/25/2034	9,657	6,977
5.781% due 01/25/2036	34,965	12,864
5.786% due 02/25/2036	3,158	1,384
5.808% due 03/25/2036	3,828	1,476
5.891% due 11/25/2036	973	444
6.250% due 08/25/2036	195	82
Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035	336	332
4.980% due 02/11/2041	400	365
5.060% due 11/15/2016	3,254	3,236
5.116% due 02/11/2041	500	387
5.151% due 10/12/2042	25,000	20,101
5.331% due 02/11/2044	21,525	15,761
5.405% due 12/11/2040	19,685	15,537
5.456% due 03/11/2039	13,650	11,359
5.471% due 01/12/2045	30,000	22,464
5.610% due 11/15/2033	1,770	1,727
5.694% due 06/11/2050	22,410	16,641
5.700% due 06/11/2050	36,100	27,496
5.717% due 06/11/2040	43,766	32,657
5.817% due 05/14/2016	1,300	1,305
6.440% due 06/16/2030	442	441
7.000% due 05/20/2030	29,489	29,625
Bear Stearns Mortgage Funding Trust
0.592% due 02/25/2037	180	158
Bear Stearns Mortgage Securities, Inc.
4.531% due 06/25/2030	167	164
Bear Stearns Structured Products, Inc.
5.653% due 01/26/2036	6,849	4,337
5.733% due 12/26/2046	7,172	4,134
CC Mortgage Funding Corp.
0.702% due 05/25/2036	5,124	4,066
Chase Manhattan Bank-First Union National Bank
7.439% due 08/15/2031	4,527	4,534
Chase Mortgage Finance Corp.
5.428% due 03/25/2037	22,278	11,530
6.000% due 09/25/2036	275	109
Chaseflex Trust
5.500% due 06/25/2035	50	42
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	195
Citigroup Commercial Mortgage Trust
0.626% due 08/15/2021	7	6
5.700% due 12/10/2049	600	376
6.096% due 12/10/2049	21,000	15,641
Citigroup Mortgage Loan Trust, Inc.
0.544% due 01/25/2037	2,228	1,939
1.322% due 08/25/2035	4,195	3,475
4.050% due 08/25/2035	3,202	2,083
4.098% due 08/25/2035	16,380	11,954
4.248% due 08/25/2035	91,736	58,793
4.682% due 08/25/2035	110,176	68,475
4.700% due 12/25/2035	57,752	43,359
5.345% due 12/25/2035	5,712	2,850
5.664% due 07/25/2046	16,018	7,852
6.008% due 09/25/2037	106,202	53,048
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	46,025	30,780
5.617% due 10/15/2048	1,000	741
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	4,830	3,896
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	478	478
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	137
Commercial Mortgage Pass-Through Certificates
0.728% due 02/05/2019	500	354
1.056% due 02/16/2034	17,142	14,949
1.056% due 07/16/2034	1,090	916
5.306% due 12/10/2046	137,853	96,808
Countrywide Alternative Loan Trust
0.625% due 09/20/2046	21	20
0.692% due 01/25/2037	4,100	1,460
0.695% due 05/20/2046	1,813	1,499
0.702% due 05/25/2047	5,564	1,811
0.712% due 09/25/2046	46,511	16,735
0.722% due 05/25/2036	3,700	1,331
0.732% due 05/25/2035	416	180
0.732% due 07/25/2046	8,692	3,112
0.740% due 12/20/2046	121,519	39,407
0.755% due 07/20/2046	54,398	19,674
0.772% due 09/25/2046	1,000	89
0.772% due 10/25/2046	619	136
0.782% due 07/25/2046	800	68
0.792% due 05/25/2036	640	92
0.802% due 02/25/2037	343	142
0.872% due 09/25/2035	3,743	1,491
0.872% due 05/25/2037	442	160
2.633% due 12/25/2035	391	169
2.633% due 02/25/2036	17	7
2.733% due 08/25/2035	662	223
3.133% due 11/25/2035	3,201	1,392
3.673% due 11/25/2035	41	18
4.500% due 06/25/2035	394	364
5.000% due 08/25/2019	656	595
5.250% due 06/25/2035	3,216	1,879
5.409% due 10/25/2035	1,580	911
5.750% due 03/25/2037	3,000	1,347
5.886% due 11/25/2035	3,673	1,882
5.895% due 02/25/2037	47,828	24,426
6.000% due 10/25/2032	3,277	2,838
6.000% due 01/25/2037	19,066	10,421
6.000% due 02/25/2037	2,764	1,557
6.137% due 08/25/2036	705	484
6.250% due 12/25/2033	27	25
6.250% due 11/25/2036	3,245	1,839
6.250% due 08/25/2037	8,601	4,301
6.500% due 05/25/2036	10,694	5,936
Countrywide Home Loan Mortgage Pass-Through Trust
0.752% due 05/25/2035	19,574	8,406
0.812% due 04/25/2035	23,619	9,861
0.842% due 03/25/2035	499	212
0.852% due 02/25/2035	1,751	774
0.862% due 02/25/2035	23	11
0.862% due 06/25/2035	8,385	4,945
0.862% due 03/25/2036	1,074	188
0.872% due 02/25/2036	589	106
0.902% due 09/25/2034	47	23
0.922% due 08/25/2018	4,026	3,881
3.750% due 07/19/2031	27	27
3.950% due 07/25/2034	7,911	6,504
4.120% due 11/19/2033	1,488	1,268
4.729% due 02/20/2035	2,736	1,934
4.785% due 11/25/2034	3,148	1,926
4.812% due 04/20/2035	32	23
5.229% due 01/20/2035	1,943	1,399
5.250% due 02/20/2036	51,436	29,961
5.316% due 10/19/2032	8	4
5.368% due 10/20/2035	3,996	2,028
5.390% due 02/25/2047	3,348	1,424
5.500% due 11/25/2035	15,783	11,038
5.543% due 04/20/2036	3,200	1,895
5.594% due 03/25/2037	3,254	1,398
5.603% due 02/20/2036	937	448
5.760% due 05/20/2036	5,974	2,851
6.080% due 09/25/2047	11,001	5,602
6.500% due 01/25/2034	578	546
7.500% due 06/25/2035	578	556
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	2,550
5.467% due 09/15/2039	37,300	24,784

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.579% due 04/25/2037	$2,100	$943
5.658% due 03/15/2039	14,987	12,231
5.695% due 09/15/2040	19,365	12,716
5.863% due 02/25/2037	4,600	2,408
CS First Boston Mortgage Securities Corp.
3.201% due 03/25/2032	938	712
4.080% due 04/25/2034	44,923	38,483
4.106% due 12/15/2035	8,786	8,500
4.462% due 05/25/2032	53	48
4.485% due 11/15/2036	3,495	3,455
4.495% due 05/25/2032	164	102
4.510% due 06/25/2032	43	31
4.750% due 08/25/2033	197	164
4.878% due 07/25/2033	25	21
5.329% due 06/25/2032	15	12
6.500% due 04/25/2033	2,194	1,853
7.170% due 05/17/2040	1,572	1,571
7.290% due 09/15/2041	696	701
7.500% due 12/25/2032	5	4
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	3,500	1,819
5.720% due 09/25/2036	4,000	1,687
6.172% due 06/25/2036	5,000	2,651
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	2,675
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.592% due 12/25/2036	11,367	11,105
0.592% due 01/25/2047	72	64
0.602% due 03/25/2037	1,059	1,013
0.612% due 08/25/2037	14,185	10,061
0.672% due 02/25/2047	19,677	7,091
5.050% due 09/25/2035	23	21
5.500% due 12/25/2035	4,100	1,317
5.587% due 10/25/2035	2,824	1,490
5.869% due 10/25/2036	3,800	1,173
5.886% due 10/25/2036	3,800	1,290
6.005% due 10/25/2036	5,684	3,359
6.300% due 07/25/2036	4,200	2,212
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	149	148
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)	222	200
8.000% due 03/25/2022	17	17
Downey Savings & Loan Association Mortgage Loan Trust
0.736% due 04/19/2048	2,287	371
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	22	25
First Horizon Alternative Mortgage Securities
1.022% due 06/25/2035	24,329	11,558
6.250% due 08/25/2037	2,969	2,245
First Horizon Asset Securities, Inc.
4.377% due 07/25/2033	22	17
5.362% due 08/25/2035	162	115
5.500% due 01/25/2035	900	736
First Nationwide Trust
6.750% due 08/21/2031	1,752	1,750
First Republic Mortgage Loan Trust
0.856% due 08/15/2032	375	319
0.906% due 11/15/2031	198	159
1.002% due 06/25/2030	2,103	1,813
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034	190	189
First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033	5,595	5,568
Fund America Investors Corp. II
4.572% due 06/25/2023	246	238
5.871% due 06/25/2023	6	6
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	20,848	20,607
4.596% due 11/10/2038	102	86
5.332% due 11/10/2045	2,700	2,084
6.496% due 01/15/2033	1,961	1,980
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	600	581
6.957% due 09/15/2035	1,961	1,991
7.455% due 08/16/2033	1,791	1,818
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	440	443
8.950% due 08/20/2017	40	45
Government Lease Trust
4.000% due 05/18/2011	39,915	40,590
6.480% due 05/18/2011	6,393	6,586
Greenpoint Mortgage Funding Trust
0.602% due 10/25/2046	1,655	1,326
0.602% due 01/25/2047	1,697	1,453
0.722% due 10/25/2046	1,000	113
0.722% due 12/25/2046	900	89
0.742% due 06/25/2045	731	312
0.792% due 04/25/2036	809	247
0.792% due 11/25/2045	745	341
0.862% due 10/25/2046	900	53
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	2,600	1,941
5.444% due 03/10/2039	80,416	58,198
GS Mortgage Securities Corp. II
0.608% due 03/06/2020	3,207	2,246
0.856% due 05/03/2018	100	98
5.560% due 11/10/2039	28,220	21,284
5.799% due 08/10/2045	309,700	212,433
6.044% due 08/15/2018	7,791	7,774
6.615% due 02/14/2016	1,800	1,917
6.624% due 05/03/2018	55,900	59,636
GSMPS Mortgage Loan Trust
7.500% due 06/25/2043	7,326	6,079
GSR Mortgage Loan Trust
0.872% due 01/25/2034	97	74
4.129% due 09/25/2035	55,623	38,014
4.382% due 12/25/2034	2,147	1,487
4.465% due 06/25/2034	70	55
4.513% due 03/25/2033	91	77
4.541% due 09/25/2035	98,761	73,206
5.242% due 11/25/2035	198,266	127,571
5.346% due 11/25/2035	3,641	2,228
5.500% due 03/25/2035	150	116
6.000% due 03/25/2032	127	119
GSRPM Mortgage Loan Trust
1.222% due 01/25/2032	1,660	1,245
Harborview Mortgage Loan Trust
0.686% due 04/19/2038	32,772	11,373
0.706% due 01/25/2047	8,869	3,139
0.713% due 08/21/2036	9,762	3,894
0.736% due 07/19/2046	52,217	19,025
0.746% due 01/19/2038	9,589	3,412
0.756% due 09/19/2046	12,923	4,902
0.776% due 05/19/2035	413	152
0.796% due 03/19/2036	19,389	7,093
0.885% due 06/20/2035	1,958	798
0.906% due 01/19/2035	4,064	1,700
0.926% due 02/19/2034	12	10
1.522% due 11/25/2047	5,363	1,843
3.908% due 06/19/2034	13,736	8,240
4.957% due 05/19/2033	191	148
5.143% due 07/19/2035	1,247	682
5.221% due 07/19/2035	326	158
5.908% due 08/19/2036	9,132	4,320
Homebanc Mortgage Trust
0.702% due 12/25/2036	4,607	1,937
5.797% due 04/25/2037	3,914	2,638
5.871% due 04/25/2037	4,100	1,778
Housing Development (AID Jamaica)
3.104% due 10/01/2018	6,453	6,397
Impac CMB Trust
1.522% due 07/25/2033	1,802	1,310
Impac Secured Assets CMN Owner Trust
0.602% due 01/25/2037	870	595
0.612% due 11/25/2036	7,727	4,361
Indymac ARM Trust
4.442% due 01/25/2032	722	474
4.446% due 01/25/2032	220	220
4.947% due 08/25/2031	492	425
Indymac IMSC Mortgage Loan Trust
0.702% due 07/25/2047	19,345	6,899
Indymac INDA Mortgage Loan Trust
5.908% due 08/25/2036	4,100	2,014
Indymac INDB Mortgage Loan Trust
0.822% due 11/25/2035	1,673	604
Indymac Index Mortgage Loan Trust
0.622% due 01/25/2037	13	12
0.712% due 09/25/2046	36,230	13,364
0.722% due 11/25/2046	1,106	130
0.722% due 06/25/2047	19,954	7,077
0.762% due 07/25/2035	5,699	2,348
0.822% due 06/25/2037	3,195	1,038
1.302% due 05/25/2034	40	20
4.756% due 01/25/2036	15,798	8,559
5.000% due 08/25/2035	4,019	1,403
5.013% due 12/25/2034	2,866	1,988
5.099% due 09/25/2035	3,490	1,971
5.168% due 01/25/2035	387	192
5.278% due 06/25/2035	3,518	1,995
5.311% due 01/25/2036	2,064	1,402
5.369% due 09/25/2035	3,802	1,521
5.446% due 10/25/2035	1,879	1,051
5.562% due 04/25/2037	21,865	9,201
5.873% due 04/25/2037	47,189	22,917
5.885% due 06/25/2036	2,900	1,099
JPMorgan Chase Commercial Mortgage Securities Corp.
4.575% due 07/15/2042	7,108	6,522
4.824% due 09/12/2037	16,300	14,235
4.851% due 08/15/2042	45	41
5.050% due 12/12/2034	10,000	9,394
5.273% due 02/12/2051	31	30
5.336% due 05/15/2047	198,231	132,765
5.420% due 01/15/2049	67,459	45,818
5.429% due 12/12/2043	500	345
5.440% due 06/12/2047	28,240	18,325
5.730% due 02/12/2049	4,250	3,394
5.747% due 02/12/2049	51,543	36,585
5.794% due 02/12/2051	200	133

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.819% due 06/15/2049	$58,410	$40,750
5.857% due 10/12/2035	220	217
5.882% due 02/15/2051	52,940	37,610
JPMorgan Commercial Mortgage Finance Corp.
7.371% due 08/15/2032	864	872
JPMorgan Mortgage Trust
4.375% due 11/25/2033	57	48
4.768% due 07/25/2035	3,878	2,880
4.793% due 02/25/2034	5,160	4,341
4.869% due 04/25/2035	2,138	1,660
4.999% due 02/25/2036	12,532	7,408
5.005% due 07/25/2035	45,022	29,893
5.018% due 02/25/2035	3,145	2,499
5.116% due 10/25/2035	3,723	1,899
5.373% due 08/25/2035	3,700	2,036
5.399% due 11/25/2035	3,260	2,476
5.500% due 10/25/2035	2,644	1,643
5.789% due 04/25/2037	145	101
LB Mortgage Trust
8.443% due 01/20/2017	12,386	12,127
LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	60	59
4.563% due 09/15/2026	14,000	13,633
5.424% due 02/15/2040	21,400	14,605
5.430% due 02/15/2040	51,669	34,654
5.866% due 09/15/2045	23,730	16,703
6.133% due 12/15/2030	1,150	1,134
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.636% due 09/15/2021	733	544
Lehman XS Trust
0.602% due 07/25/2046	5	5
Luminent Mortgage Trust
0.692% due 12/25/2036	26,261	9,217
0.702% due 12/25/2036	12,708	4,101
0.722% due 10/25/2046	9,416	3,886
MASTR Adjustable Rate Mortgages Trust
0.732% due 04/25/2046	16,739	6,038
0.762% due 05/25/2037	3,756	1,562
0.822% due 05/25/2047	1,000	105
3.788% due 11/21/2034	12,170	6,790
4.680% due 05/25/2034	128	94
5.808% due 10/25/2032	2,965	2,537
MASTR Alternative Loans Trust
0.922% due 03/25/2036	15,810	5,991
MASTR Asset Securitization Trust
5.500% due 09/25/2033	4,585	4,216
MASTR Seasoned Securities Trust
6.199% due 09/25/2017	21,058	20,387
6.500% due 08/25/2032	40,759	38,876
Mellon Residential Funding Corp.
0.906% due 11/15/2031	16,841	12,965
0.996% due 12/15/2030	3,913	3,157
1.036% due 06/15/2030	5,861	4,884
1.436% due 11/15/2031	289	218
2.629% due 10/20/2029	11,276	10,471
Merrill Lynch Alternative Note Asset
0.822% due 03/25/2037	5,200	1,657
5.607% due 06/25/2037	4,395	1,787
Merrill Lynch Countrywide Commercial Mortgage Trust
0.944% due 07/09/2009	8,700	6,166
5.172% due 12/12/2049	10,415	6,088
5.378% due 08/12/2048	4,000	2,525
5.485% due 03/12/2051	31,760	18,323
5.700% due 09/12/2049	18,165	11,678
5.749% due 06/12/2050	29,150	18,502
5.957% due 08/12/2049	9,600	6,347
Merrill Lynch Mortgage Investors, Inc.
0.732% due 02/25/2036	75	42
0.772% due 08/25/2036	2,201	978
4.226% due 08/25/2034	5,062	3,926
4.723% due 05/25/2033	1,601	1,269
4.868% due 06/25/2035	18,428	11,729
4.876% due 02/25/2034	24	19
4.910% due 12/25/2032	623	517
4.981% due 05/25/2033	37	34
5.366% due 02/25/2033	50	44
Merrill Lynch Mortgage-Backed Securities Trust
5.849% due 04/25/2037	22,183	15,916
MLCC Mortgage Investors, Inc.
0.772% due 11/25/2035	2,743	1,653
0.852% due 06/25/2028	3,765	2,191
1.316% due 03/15/2025	179	102
1.522% due 10/25/2035	2,128	1,434
3.006% due 10/25/2035	155,048	103,920
4.848% due 01/25/2029	895	624
4.967% due 04/25/2035	1,969	1,381
Morgan Stanley Capital I
0.617% due 10/15/2020	53,453	39,443
5.332% due 12/15/2043	41,870	30,864
5.387% due 03/12/2044	500	385
5.447% due 02/12/2044	50	35
5.569% due 12/15/2044	26,700	18,456
5.692% due 04/15/2049	3,600	2,350
5.809% due 12/12/2049	81,830	57,215
5.881% due 06/11/2049	22,000	15,911
6.160% due 04/03/2014	47	47
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	24,188
5.500% due 04/25/2017	34	32
5.720% due 12/18/2032	11,398	11,379
6.660% due 02/15/2033	6,139	6,099
Morgan Stanley Mortgage Loan Trust
5.416% due 06/25/2036	6,346	4,643
5.701% due 02/25/2047	3,400	1,269
6.449% due 06/25/2036	39,935	17,911
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	374	196
5.544% due 02/25/2036	2,108	772
5.820% due 03/25/2047	3,300	1,819
6.138% due 03/25/2047	3,000	1,602
7.000% due 02/19/2030	2,581	2,689
Nomura Asset Securities Corp.
6.590% due 03/15/2030	30	30
Ocwen Residential MBS Corp.
7.000% due 10/25/2040	306	38
Opteum Mortgage Acceptance Corp.
0.612% due 04/25/2036	72	70
0.782% due 07/25/2035	3,597	2,998
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	30	30
Paine Webber CMO Trust
8.625% due 09/01/2018	3	3
1359.500% due 08/01/2019 (b)	0	2
Prime Mortgage Trust
0.922% due 02/25/2019	2,139	2,044
0.922% due 02/25/2034	13,451	10,898
5.000% due 02/25/2019	88	86
Provident Funding Mortgage Loan Trust
3.911% due 10/25/2035	12,658	9,705
4.343% due 04/25/2034	13,430	10,574
Prudential-Bache CMO Trust
8.400% due 03/20/2021	269	273
Regal Trust IV
4.655% due 09/29/2031	1,202	1,058
Resecuritization Mortgage Trust
0.771% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
0.622% due 09/25/2046	11,933	8,858
0.702% due 06/25/2046	171,808	65,887
0.772% due 08/25/2037	14,060	5,051
0.827% due 09/25/2046	500	50
5.220% due 08/25/2035	2,718	1,177
5.668% due 09/25/2035	2,940	1,647
5.714% due 02/25/2036	3,189	1,527
6.000% due 06/25/2036	235	101
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	5,431	5,374
8.500% due 10/25/2031	458	448
Residential Asset Securitization Trust
0.922% due 01/25/2046	34,755	15,805
0.972% due 12/25/2036	1,156	520
5.750% due 02/25/2036	2,787	1,900
6.250% due 10/25/2036	1,700	787
Residential Funding Mortgage Securities I
0.922% due 07/25/2018	501	355
5.201% due 09/25/2035	333	215
5.250% due 03/25/2034	538	529
5.500% due 12/25/2034	900	627
6.500% due 03/25/2032	801	724
Salomon Brothers Mortgage Securities VII, Inc.
1.022% due 05/25/2032	197	177
4.865% due 03/18/2036	80	75
5.045% due 03/18/2036	40	35
5.107% due 12/25/2030	131	118
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	206	208
Sears Mortgage Securities
12.000% due 02/25/2014	58	57
Securitized Asset Sales, Inc.
5.315% due 11/26/2023	123	109
Sequoia Mortgage Trust
0.745% due 07/20/2036	147	97
0.895% due 07/20/2033	584	444
0.906% due 10/19/2026	330	265
1.205% due 06/20/2033	61	45
4.433% due 04/20/2035	37,777	27,368
5.546% due 01/20/2047	8,743	5,108
Sovereign Commercial Mortgage Securities Trust
5.780% due 07/22/2030	1,200	987
Structured Adjustable Rate Mortgage Loan Trust
0.742% due 05/25/2037	230	80
0.762% due 06/25/2035	1,989	1,232
2.914% due 01/25/2035	258	102
4.391% due 03/25/2034	2,049	1,587
4.931% due 02/25/2034	2,471	1,727
5.190% due 09/25/2034	2,837	2,113
5.190% due 12/25/2034	204	161
5.246% due 05/25/2036	4,100	1,821
5.278% due 08/25/2034	768	491
5.375% due 11/25/2035	2,033	1,112
5.422% due 09/25/2036	4,100	1,790

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
5.450% due 01/25/2036	$11,190	$7,108
5.673% due 06/25/2035	5,863	3,283
5.950% due 02/25/2036	3,422	1,637
6.000% due 03/25/2036	3,439	1,657
6.000% due 10/25/2037	2,988	1,370
Structured Asset Mortgage Investments, Inc.
0.592% due 08/25/2036	1,638	1,554
0.622% due 09/25/2047	162	150
0.642% due 08/25/2036	25,698	10,219
0.652% due 03/25/2037	10	4
0.692% due 03/25/2037	50	10
0.712% due 06/25/2036	2,089	755
0.712% due 07/25/2046	56,950	23,129
0.732% due 04/25/2036	188	67
0.732% due 08/25/2036	5,444	1,997
0.732% due 05/25/2046	243	89
0.742% due 05/25/2036	73	26
0.742% due 05/25/2046	19,659	7,064
0.742% due 09/25/2047	300	48
0.752% due 05/25/2045	210	85
0.782% due 05/25/2046	639	135
0.806% due 07/19/2035	433	274
0.822% due 08/25/2036	1,100	132
0.832% due 12/25/2035	9,686	4,065
0.846% due 07/19/2034	46	25
0.886% due 10/19/2034	549	292
0.906% due 03/19/2034	18	11
0.976% due 10/19/2033	968	700
1.216% due 09/19/2032	11,240	8,521
5.479% due 04/30/2030	2	1
5.521% due 05/25/2022	1,717	1,234
Structured Asset Securities Corp.
0.572% due 05/25/2036	733	673
4.469% due 05/25/2032	285	283
4.687% due 02/25/2032	2,152	1,815
4.863% due 10/25/2035	152	90
5.111% due 07/25/2032	1,048	713
5.140% due 01/25/2032	2,229	1,881
5.250% due 12/25/2034	8,650	7,216
5.404% due 03/25/2033	8,981	7,768
5.450% due 01/25/2034	1,602	1,062
8.608% due 04/15/2027	64	64
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024	39	38
TBW Mortgage-Backed Pass-Through Certificates
0.632% due 01/25/2037	2,960	2,655
5.630% due 01/25/2037	1,600	609
5.970% due 09/25/2036	5,000	2,279
6.014% due 07/25/2037	3,300	2,303
6.080% due 09/25/2036	1,398	1,383
6.500% due 07/25/2036	13,644	8,258
Thornburg Mortgage Securities Trust
0.627% due 05/25/2046	16,235	15,453
0.642% due 09/25/2046	20,089	17,284
0.652% due 06/25/2037	2,056	1,817
4.679% due 10/25/2043	1,809	1,479
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,036
6.800% due 01/25/2028	951	961
Wachovia Bank Commercial Mortgage Trust
0.646% due 09/15/2021	2,660	1,835
0.731% due 06/15/2049	184,300	62,642
5.215% due 01/15/2041	450	368
5.308% due 11/15/2048	41,775	27,883
5.342% due 12/15/2043	194,250	121,879
5.416% due 01/15/2045	2,300	1,793
5.509% due 04/15/2047	58,608	36,980
5.678% due 05/15/2046	60	43
5.706% due 05/15/2043	50	43
5.741% due 05/15/2043	655	523
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	2,146	1,477
WaMu Mortgage Pass-Through Certificates
0.742% due 07/25/2046	789	473
0.752% due 04/25/2045	644	264
0.782% due 11/25/2045	5,756	2,344
0.792% due 12/25/2045	66	27
0.812% due 10/25/2045	41,231	17,017
0.832% due 01/25/2045	27	11
0.842% due 01/25/2045	702	313
0.870% due 11/25/2034	1,597	813
0.902% due 11/25/2045	5,224	3,957
0.932% due 11/25/2045	800	190
0.932% due 12/25/2045	800	126
0.990% due 11/25/2034	1,648	548
1.062% due 12/25/2027	2,516	1,779
1.162% due 12/25/2027	25,362	18,001
2.333% due 02/25/2047	61,710	18,999
2.333% due 03/25/2047	54,758	17,498
2.373% due 01/25/2047	24,836	7,718
2.393% due 04/25/2047	37,406	14,838
2.443% due 07/25/2047	1,354	502
2.453% due 12/25/2046	23,040	7,353
2.613% due 06/25/2046	46,001	17,549
2.633% due 02/25/2046	146	55
2.833% due 11/25/2042	260	158
3.033% due 06/25/2042	1,940	1,464
3.033% due 08/25/2042	248	168
3.046% due 05/25/2041	36	32
3.133% due 11/25/2046	2,388	1,583
3.705% due 02/27/2034	1,279	1,023
3.742% due 03/25/2034	686	491
3.753% due 03/25/2033	73	61
3.955% due 05/25/2046	3,315	1,575
3.955% due 10/25/2046	33,301	13,075
3.955% due 12/25/2046	5,852	2,320
4.135% due 08/25/2034	188	152
4.499% due 06/25/2033	12,338	9,721
4.678% due 05/25/2035	536	289
4.831% due 09/25/2035	575	321
5.307% due 01/25/2037	17,326	8,395
5.414% due 02/25/2037	63,766	34,822
5.485% due 04/25/2037	12,252	6,236
5.580% due 12/25/2036	11,060	5,883
5.588% due 12/25/2036	36,830	18,425
5.653% due 05/25/2037	26,939	14,415
5.695% due 02/25/2037	33,393	17,532
5.845% due 02/25/2037	44,116	25,945
5.930% due 09/25/2036	18,590	10,544
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.603% due 05/25/2046	12,293	4,586
6.268% due 07/25/2036	2,400	1,045
Washington Mutual MSC Mortgage Pass-Through Certificates
4.401% due 01/25/2035	1,350	721
4.665% due 05/25/2033	341	187
4.773% due 02/25/2031	65	63
5.052% due 06/25/2033	10,567	9,344
5.667% due 02/25/2033	79	63
6.500% due 06/25/2032	24	23
Wells Fargo Mortgage-Backed Securities Trust
1.022% due 07/25/2037	9,444	4,330
3.734% due 09/25/2034	30,442	25,093
4.161% due 12/25/2034	4,576	3,501
4.265% due 07/25/2035	49,775	25,931
4.301% due 05/25/2035	13,923	12,599
4.405% due 03/25/2036	6,407	3,817
4.500% due 11/25/2018	114	110
4.610% due 10/25/2035	975	733
4.616% due 06/25/2035	9,479	7,520
4.704% due 12/25/2033	1,096	906
4.726% due 07/25/2034	346	288
4.947% due 01/25/2035	72	49
4.950% due 03/25/2036	219,781	138,795
5.068% due 04/25/2036	149	93
5.775% due 04/25/2036	1,962	609

Total Mortgage-Backed Securities (Cost $6,999,871)		4,979,455

ASSET-BACKED SECURITIES 2.5%

Access Group, Inc.
2.459% due 10/27/2025	8,195	7,539
Accredited Mortgage Loan Trust
0.562% due 09/25/2036	45	45
0.572% due 02/25/2037	5,257	4,668
ACE Securities Corp.
0.572% due 12/25/2036	179	157
0.582% due 10/25/2036	97	71
0.602% due 10/25/2036	24	22
AFC Home Equity Loan Trust
1.232% due 12/22/2027	16	9
American Express Credit Account Master Trust
1.506% due 08/15/2012	380,700	373,470
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011	36	34
Ameriquest Mortgage Securities, Inc.
0.752% due 11/25/2035	709	517
0.952% due 10/25/2033	73	24
Amortizing Residential Collateral Trust
0.792% due 06/25/2032	298	201
0.812% due 07/25/2032	66	25
Argent Securities, Inc.
0.572% due 09/25/2036	26	25
0.572% due 10/25/2036	1,933	1,858
0.722% due 10/25/2035	4,824	3,882
Asset-Backed Funding Certificates
0.582% due 10/25/2036	804	779
0.582% due 11/25/2036	255	235
0.872% due 06/25/2034	1,681	839
Asset-Backed Securities Corp. Home Equity
0.572% due 11/25/2036	69	68
0.602% due 05/25/2037	7,457	5,358
0.682% due 06/25/2035	1,701	1,639
0.797% due 09/25/2034	130	88
BA Credit Card Trust
0.566% due 02/15/2013	100	95
0.586% due 11/15/2013	19,860	18,285
0.756% due 01/15/2013	35,000	33,599
0.776% due 04/16/2012	955	941
1.136% due 04/15/2013	173,810	166,186
1.756% due 12/16/2013	4,100	3,859

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
Bank One Issuance Trust
0.806% due 05/16/2016	$500	$432
Bay View Auto Trust
5.010% due 06/25/2014	29	29
Bear Stearns Asset-Backed Securities Trust
0.562% due 02/25/2037	5,193	4,576
0.572% due 11/25/2036	1,814	1,516
0.582% due 05/25/2036	441	431
0.582% due 01/25/2037	871	637
0.592% due 12/25/2036	8,121	6,236
0.672% due 01/25/2037	23,500	19,634
0.712% due 01/25/2047	439	360
0.922% due 10/27/2032	2,680	1,689
0.972% due 03/25/2043	116	108
1.022% due 11/25/2042	887	617
1.162% due 12/25/2034	9	6
1.182% due 10/25/2032	6,618	3,806
5.072% due 10/25/2036	236	181
5.100% due 06/25/2043	2,383	1,717
BNC Mortgage Loan Trust
0.622% due 05/25/2037	1,400	1,045
Bravo Mortgage Asset Trust
0.652% due 07/25/2036	255	252
Brazos Student Finance Corp.
1.230% due 06/01/2023	1,486	1,472
Capital Auto Receivables Asset Trust
1.256% due 09/15/2010	470	467
1.476% due 03/15/2011	46,697	46,207
2.006% due 10/15/2012	41,600	38,204
Carrington Mortgage Loan Trust
0.572% due 08/25/2036	547	539
0.572% due 10/25/2036	896	842
0.572% due 01/25/2037	84	77
0.842% due 10/25/2035	2,404	2,080
Cendant Mortgage Corp.
5.987% due 07/25/2043	1,423	1,355
Centex Home Equity
0.622% due 06/25/2036	2,941	2,804
Chase Funding Mortgage Loan Asset-Backed Certificates
1.022% due 03/25/2032	1	1
1.162% due 08/25/2032	1,521	1,332
1.262% due 10/25/2032	93	78
4.499% due 08/25/2030	56	39
Chase Issuance Trust
0.546% due 07/15/2011	1,700	1,696
0.556% due 04/16/2012	800	777
0.596% due 10/15/2012	600	577
0.596% due 04/15/2013	1,800	1,709
0.806% due 09/15/2011	51,100	50,592
1.006% due 01/15/2012	5,800	5,701
1.206% due 11/15/2011	24,400	24,097
1.306% due 08/17/2015	9,900	8,775
1.456% due 05/16/2011	44,800	44,739
2.820% due 09/15/2015	10,200	9,345
4.230% due 01/15/2013	175	176
5.120% due 10/15/2014	100	101
CIT Group Home Equity Loan Trust
0.792% due 06/25/2033	7	4
Citibank Credit Card Issuance Trust
1.134% due 12/17/2018	10,000	7,598
1.217% due 03/22/2012	589	573
1.229% due 07/25/2011	1,345	1,334
1.436% due 05/18/2011	11,800	11,771
4.850% due 04/22/2015	125	123
5.300% due 05/20/2011	190	190
Citibank Omni Master Trust
1.623% due 12/23/2013	3,200	2,899
Citigroup Mortgage Loan Trust, Inc.
0.562% due 09/25/2036	358	349
0.582% due 01/25/2037	212	207
0.582% due 05/25/2037	2,857	2,278
0.582% due 07/25/2045	381	270
0.592% due 12/25/2036	719	654
0.592% due 05/25/2037 (q)	20,523	16,005
5.764% due 01/25/2037	2,600	1,898
Community Program Loan Trust
4.500% due 10/01/2018	5,888	5,921
4.500% due 04/01/2029	26,000	24,023
Conseco Finance
1.006% due 05/15/2032	145	112
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033	260	212
Conseco Financial Corp.
6.240% due 12/01/2028	124	95
6.480% due 12/01/2030	1	1
6.870% due 04/01/2030	755	514
7.140% due 01/15/2029	79	62
Countrywide Asset-Backed Certificates
0.572% due 03/25/2037	7,899	7,454
0.572% due 05/25/2037	11,647	10,557
0.572% due 07/25/2037	2,029	1,732
0.572% due 08/25/2037	41,715	36,361
0.572% due 12/25/2046	564	553
0.572% due 03/25/2047	1,257	1,210
0.572% due 05/25/2047	398	361
0.572% due 06/25/2047	4,145	3,683
0.592% due 06/25/2047	524	470
0.602% due 06/25/2037	14,249	12,728
0.602% due 10/25/2047	1,172	1,037
0.632% due 10/25/2046	2,735	2,460
0.682% due 02/25/2036	3,287	3,080
0.862% due 12/25/2036	115	66
1.002% due 12/25/2031	3	1
1.262% due 05/25/2032	15	6
Credit-Based Asset Servicing & Securitization LLC
0.582% due 11/25/2036	666	588
0.592% due 01/25/2037	90	57
0.642% due 07/25/2037	238	185
1.622% due 04/25/2032	544	291
CS First Boston Mortgage Securities Corp.
0.772% due 01/25/2043	16	15
1.142% due 01/25/2032	748	355
1.222% due 07/25/2032	52	21
1.262% due 08/25/2032	1,556	571
Daimler Chrysler Auto Trust
1.463% due 07/08/2011	13,250	13,046
2.013% due 09/10/2012	6,140	5,528
3.810% due 07/08/2011	16,035	15,994
5.000% due 02/08/2012	50	48
5.020% due 07/08/2010	33	33
Delta Funding Home Equity Loan Trust
1.376% due 09/15/2029	210	136
Denver Arena Trust
6.940% due 11/15/2019	2,995	2,556
Discover Card Master Trust I
0.931% due 10/16/2013	400	365
Equity One Asset-Backed Securities, Inc.
1.082% due 11/25/2032	153	84
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	2	1
First Alliance Mortgage Loan Trust
1.305% due 03/20/2031	984	733
First Franklin Mortgage Loan Asset-Backed Certificates
0.562% due 01/25/2038	956	879
0.572% due 10/25/2036	8,408	7,748
0.572% due 11/25/2036	4,033	3,595
0.572% due 12/25/2036	75	73
0.572% due 03/25/2037	4,843	4,333
0.582% due 06/25/2036	42	41
0.592% due 12/25/2036	5,626	5,040
0.592% due 12/25/2037	1,237	1,134
0.612% due 07/25/2036	24,261	20,435
0.892% due 12/25/2034	592	365
FMAC Loan Receivables Trust
6.500% due 09/15/2020	21	12
7.900% due 04/15/2019	20	16
Ford Credit Auto Owner Trust
1.156% due 07/15/2010	1,478	1,469
1.456% due 01/15/2011	69,524	68,884
1.756% due 12/15/2010	5,582	5,547
1.976% due 06/15/2012	59,800	55,912
4.950% due 03/15/2013	25	23
5.150% due 11/15/2011	100	99
Franklin Auto Trust
1.545% due 10/20/2011	71,616	70,035
2.125% due 06/20/2012	28,900	27,259
Fremont Home Loan Trust
0.572% due 10/25/2036	7,451	6,765
0.592% due 02/25/2037	52	51
0.632% due 02/25/2036	559	497
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	44
GSAA Trust
0.822% due 03/25/2037	6,200	1,049
0.822% due 05/25/2047	1,000	304
GSAMP Trust
0.562% due 10/25/2046	608	556
0.592% due 09/25/2036	1,380	1,293
0.592% due 12/25/2036	676	492
0.612% due 11/25/2035	838	227
0.812% due 03/25/2034	452	442
1.372% due 02/25/2047	155,602	96,197
HFC Home Equity Loan Asset-Backed Certificates
0.615% due 03/20/2036	3,467	3,335
0.695% due 03/20/2036	10,345	7,157
0.815% due 01/20/2035	944	654
0.835% due 01/20/2034	14,845	9,796
0.895% due 09/20/2033	709	526
Home Equity Asset Trust
0.582% due 05/25/2037	14,485	11,509
1.122% due 11/25/2032	154	59
HSBC Asset Loan Obligation
0.582% due 12/25/2036	1,217	1,060
HSI Asset Securitization Corp. Trust
0.572% due 12/25/2036	34,081	19,831
0.582% due 05/25/2037	193	138

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)	Value (000s)
IMC Home Equity Loan Trust
5.656% due 07/25/2026	$69	$69
7.310% due 11/20/2028	35	30
7.500% due 04/25/2026	34	34
7.520% due 08/20/2028	29	25
Indymac Residential Asset-Backed Trust
0.572% due 11/25/2036	250	244
0.582% due 04/25/2037	762	720
0.602% due 07/25/2037	801	687
JPMorgan Mortgage Acquisition Corp.
0.562% due 08/25/2036	908	893
0.572% due 07/25/2036	4,097	3,785
0.572% due 08/25/2036	80	72
0.572% due 10/25/2036	5,263	4,628
0.582% due 05/25/2037	13,447	11,120
0.582% due 03/25/2047	2,748	2,098
0.602% due 08/25/2036	5,296	4,763
0.612% due 10/25/2036	401	328
LA Arena Funding LLC
7.656% due 12/15/2026	241	211
Lehman ABS Mortgage Loan Trust
0.612% due 06/25/2037	12,827	9,118
Lehman XS Trust
0.592% due 05/25/2046	227	222
0.602% due 06/25/2046	2,352	2,303
0.602% due 08/25/2046	1,295	1,286
Long Beach Mortgage Loan Trust
0.562% due 11/25/2036	1,112	1,023
0.582% due 10/25/2036	100	96
0.702% due 08/25/2035	216	204
0.802% due 10/25/2034	4,939	2,023
Massachusetts Educational Financing Authority
2.109% due 04/25/2038	3,880	3,278
MASTR Asset-Backed Securities Trust
0.572% due 01/25/2037	207	87
0.582% due 11/25/2036	1,208	1,114
0.602% due 05/25/2037	126	109
0.632% due 02/25/2036	114	109
0.642% due 12/25/2035	237	234
MBNA Credit Card Master Note Trust
0.546% due 09/15/2011	146,800	146,651
0.596% due 11/15/2012	200	193
0.596% due 05/15/2013	22,447	21,181
0.656% due 12/15/2011	600	596
0.736% due 10/17/2011	16,400	16,354
4.100% due 10/15/2012	70	70
Merrill Lynch First Franklin Mortgage Loan Trust
0.582% due 07/25/2037	6,115	5,381
Merrill Lynch Mortgage Investors, Inc.
0.572% due 05/25/2037	95	92
0.592% due 08/25/2036	5,230	4,930
0.592% due 07/25/2037	9,632	8,727
0.642% due 02/25/2037	5,014	4,163
Mesa Trust Asset-Backed Certificates
0.922% due 12/25/2031	1,861	1,338
Mid-State Trust
6.340% due 10/15/2036	20,620	12,701
7.340% due 07/01/2035	1,134	945
7.791% due 03/15/2038	3,396	2,739
8.330% due 04/01/2030	16,647	14,370
Morgan Stanley ABS Capital I
0.562% due 10/25/2036	70	64
0.572% due 07/25/2036	1,063	700
0.572% due 09/25/2036	4,557	4,320
0.572% due 10/25/2036	100	87
0.572% due 11/25/2036	1,700	1,560
0.582% due 05/25/2037	1,192	947
0.622% due 04/25/2036	1,091	1,075
0.622% due 09/25/2036	200	135
0.622% due 11/25/2036	5,000	3,441
1.322% due 07/25/2037	24,978	20,920
Morgan Stanley Home Equity Loan Trust
0.572% due 12/25/2036	13,770	12,255
Morgan Stanley IXIS Real Estate Capital Trust
0.572% due 11/25/2036	208	190
0.632% due 11/25/2036	200	101
Morgan Stanley Mortgage Loan Trust
0.592% due 01/25/2047	143	129
0.752% due 02/25/2037	1,700	386
0.882% due 04/25/2037	7,800	2,970
5.726% due 10/25/2036	2,800	1,967
5.750% due 11/25/2036	3,246	1,375
5.750% due 04/25/2037	2,863	1,943
6.000% due 07/25/2047	3,035	1,972
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	3,044	3,183
Nationstar Home Equity Loan Trust
0.582% due 03/25/2037	8,083	7,241
0.642% due 04/25/2037	1,835	1,641
Nelnet Student Loan Trust
1.227% due 12/24/2018	70	70
1.689% due 04/27/2015	251	249
1.859% due 07/25/2018	10,000	9,620
2.089% due 10/25/2019	5,000	4,452
New Century Home Equity Loan Trust
0.782% due 06/25/2035	810	621
0.792% due 09/25/2035	26,350	21,009
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014	50	50
Nomura Asset Acceptance Corp.
0.662% due 01/25/2036	1,321	1,116
Option One Mortgage Loan Trust
0.562% due 02/25/2037	567	553
Park Place Securities, Inc.
0.782% due 09/25/2035	247	158
0.834% due 10/25/2034	226	171
Popular ABS Mortgage Pass-Through Trust
0.612% due 06/25/2047	28,929	21,956
Renaissance Home Equity Loan Trust
0.882% due 11/25/2034	163	96
1.022% due 12/25/2033	442	242
1.222% due 08/25/2032	104	52
5.565% due 02/25/2036	23	20
Residential Asset Mortgage Products, Inc.
0.612% due 10/25/2036	114	106
0.622% due 08/25/2046	908	848
0.922% due 06/25/2047	1,700	919
Residential Asset Securities Corp.
0.582% due 10/25/2036	2	2
0.592% due 11/25/2036	337	325
0.602% due 10/25/2036	3,334	3,257
1.022% due 07/25/2032	7	3
Residential Funding Mortgage Securities II, Inc.
0.622% due 12/25/2035	3,406	2,979
Residential Mortgage Loan Trust
2.000% due 09/25/2029	15	13
SACO I, Inc.
0.582% due 05/25/2036	5,319	3,170
0.732% due 03/25/2036	304	52
0.772% due 12/25/2035	239	78
Salomon Brothers Mortgage Securities VII, Inc.
0.822% due 03/25/2032	391	335
1.082% due 09/25/2028	1,419	868
Saxon Asset Securities Trust
0.582% due 10/25/2046	496	477
1.042% due 08/25/2032	430	409
Sears Credit Account Master Trust
0.776% due 04/16/2013	1,100	1,090
Securitized Asset-Backed Receivables LLC Trust
0.562% due 01/25/2037	145	128
0.582% due 12/25/2036	636	526
0.652% due 05/25/2037	495	326
Security National Mortgage Loan Trust
0.812% due 10/25/2036	7,340	7,111
SLC Student Loan Trust
2.220% due 06/15/2021	3,100	2,835
SLM Student Loan Trust
1.139% due 04/25/2014	22,529	22,442
1.149% due 10/25/2016	568	568
1.149% due 07/25/2017	3,663	3,657
1.149% due 10/25/2018	1,437	1,421
1.159% due 10/25/2013	53	53
1.159% due 10/25/2016	2,507	2,498
1.159% due 04/25/2017	113	112
1.159% due 07/25/2017	4,800	4,557
1.199% due 10/25/2016	6,242	6,149
1.199% due 04/25/2017	2,252	2,225
1.249% due 10/25/2022	2,700	2,581
1.269% due 04/25/2017	1,490	1,452
1.329% due 04/27/2015	4,257	4,246
1.409% due 07/25/2013	2,677	2,667
1.459% due 01/25/2015	62,423	61,630
1.489% due 01/25/2022	12,000	10,282
1.559% due 10/27/2014	780	773
1.659% due 10/25/2017	29,700	27,912
1.709% due 10/25/2017	50,000	47,858
1.839% due 07/25/2013	2,019	2,009
1.909% due 01/25/2019	40,000	36,942
2.259% due 10/25/2016	2,000	1,982
2.259% due 07/25/2023	5,000	4,573
2.459% due 01/25/2018	1,490	1,439
2.520% due 12/15/2033	30,800	23,839
2.659% due 04/25/2023	1,311,430	1,288,876
2.859% due 07/25/2023	2,100	1,989
Soundview Home Equity Loan Trust
0.582% due 11/25/2036	1,576	1,286
0.602% due 01/25/2037	1,435	1,372
0.622% due 10/25/2036	49	49
0.642% due 03/25/2036	124	123
South Carolina Student Loan Corp.
1.761% due 09/02/2014	730	723
1.811% due 03/01/2018	2,400	2,325
Specialty Underwriting & Residential Finance
0.567% due 11/25/2037	137	132
0.582% due 01/25/2038	3,432	2,888
0.622% due 11/25/2037	3,100	2,367
1.202% due 01/25/2034	23	15
Structured Asset Investment Loan Trust
0.572% due 07/25/2036	590	517
1.222% due 04/25/2033	2,194	1,159

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)		Value (000s)
Structured Asset Securities Corp.
0.572% due 10/25/2036		$378	$331
0.602% due 01/25/2037		14,987	12,998
0.672% due 05/25/2037		3,532	1,895
0.812% due 01/25/2033		6,726	3,409
0.822% due 06/25/2035		7,758	2,731
0.922% due 05/25/2034		2	2
4.900% due 04/25/2035		29,175	15,549
TIAA Retail Commercial Trust
6.680% due 06/19/2031		449	450
Truman Capital Mortgage Loan Trust
0.862% due 01/25/2034		46	45
UPFC Auto Receivables Trust
5.490% due 05/15/2012		19	18
WaMu Asset-Backed Certificates
0.572% due 01/25/2037		12,989	10,880
Wells Fargo Home Equity Trust
0.572% due 01/25/2037		981	956
0.622% due 07/25/2036		6,983	6,645
0.622% due 03/25/2037		278	252
0.762% due 10/25/2035		41	37
0.762% due 11/25/2035		7,806	7,567
0.772% due 12/25/2035		49,634	45,074
WMC Mortgage Loan Pass-Through Certificates
1.236% due 05/15/2030		2,632	2,331
1.456% due 10/15/2029		996	896

Total Asset-Backed Securities (Cost $3,920,309)			3,681,904

SOVEREIGN ISSUES 0.2%

Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,283
Belgium Government International Bond
9.200% due 06/28/2010		900	974
Bolivia Government AID Bond
2.929% due 02/01/2019		4,710	4,464
China Development Bank Corp.
5.000% due 10/15/2015		29,300	30,394
Export-Import Bank of Korea
1.351% due 06/01/2009		200	200
1.645% due 10/04/2011		88,600	88,852
8.125% due 01/21/2014		11,800	12,214
Hydro Quebec
1.875% due 09/29/2049		5,600	4,089
Italy Government International Bond
3.250% due 05/15/2009		160	160
Korea Development Bank
4.625% due 09/16/2010		270	266
4.750% due 07/20/2009		76,300	76,064
Korea Expressway Corp.
5.125% due 05/20/2015		100	84
Mexico Government International Bond
5.950% due 03/19/2019		96,500	94,570
South Africa Government International Bond
5.875% due 05/30/2022		100	90
6.500% due 06/02/2014		27,000	27,135

Total Sovereign Issues (Cost $344,814)			343,839

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%

Alliance & Leicester PLC
0.665% due 05/15/2009	JPY	4,000,000	40,351
American International Group, Inc.
4.000% due 09/20/2011	EUR	500	$303
4.875% due 03/15/2067		31,500	3,557
5.750% due 03/15/2067	GBP	31,650	3,860
8.000% due 05/22/2038	EUR	18,250	2,667
8.625% due 05/22/2038	GBP	148,600	21,886
ASIF III Jersey Ltd.
0.950% due 07/15/2009	JPY	2,057,000	19,673
5.500% due 03/07/2011	EUR	17,329	16,682
Atlas Reinsurance PLC
6.928% due 01/10/2010		3,000	3,964
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,085
Bauhaus Securities Ltd.
2.435% due 10/30/2052		34	44
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		18,000	10,642
Bear Stearns Cos. LLC
1.540% due 11/30/2011	JPY	2,000,000	19,568
1.806% due 09/26/2013	EUR	36,175	42,077
2.499% due 07/27/2012		24,000	28,015
2.703% due 10/20/2009		6,050	7,937
Brazil Government International Bond
10.250% due 01/10/2028	BRL	111,700	44,300
12.500% due 01/05/2022		1,000	453
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		5,171,536	2,187,947
10.000% due 01/01/2013		190,000	78,468
10.000% due 01/01/2017		1,518,624	587,148
BTM Curacao Holdings NV
1.566% due 11/29/2049	JPY	1,000,000	9,604
CIT Group, Inc.
2.425% due 05/13/2009	EUR	8,542	10,725
5.000% due 05/13/2014		25,000	17,106
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	2,250	581
Citigroup, Inc.
1.698% due 06/28/2013	EUR	11,200	10,553
1.939% due 03/05/2014		20,000	18,709
3.625% due 11/30/2017		2,300	1,569
4.250% due 02/25/2030		60,000	31,326
Countrywide Financial Corp.
2.288% due 11/23/2010		42,840	51,874
Danske Bank A/S
4.878% due 02/28/2049		8,000	4,825
5.684% due 12/29/2049	GBP	16,400	8,147
France Government Bond
4.000% due 10/25/2038	EUR	700	912
Gaz Capital S.A.
5.875% due 06/01/2015		20,000	20,328
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	5,381
5.500% due 09/15/2067		159,050	87,695
6.500% due 09/15/2067	GBP	500	308
General Motors Corp.
8.375% due 07/05/2033	EUR	25,000	6,311
GMAC LLC
5.375% due 06/06/2011		5,000	4,019
Goldman Sachs Group, Inc.
2.238% due 05/23/2016		5,000	4,661
2.277% due 05/18/2015		17,000	16,422
2.377% due 02/04/2013		12,000	12,964
2.465% due 01/30/2017		23,200	20,965
4.750% due 01/28/2014	EUR	1,800	$2,074
6.375% due 05/02/2018		25,700	29,349
International Lease Finance Corp.
2.334% due 08/15/2011		31,150	20,898
John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	12,554
KBC Bank Funding Trust IV
8.220% due 11/29/2049	EUR	5,000	2,292
KeyBank N.A.
2.013% due 11/21/2011		17,000	16,626
2.214% due 11/05/2009		2,500	3,073
KeyCorp
2.088% due 11/22/2010		19,895	23,245
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)		900,000	727
1.150% due 10/26/2010 (a)		300,000	250
1.690% due 06/05/2012 (a)		600,000	561
2.500% due 10/13/2010 (a)	CHF	6,380	771
4.850% due 09/03/2013 (a)(q)	CAD	15,770	1,329
5.000% due 01/26/2010 (a)	GBP	250	51
5.080% due 03/05/2010 (a)	EUR	800	143
5.163% due 10/25/2011 (a)		500	90
5.213% due 05/21/2009 (a)		4,000	717
5.218% due 11/09/2009 (a)		3,000	538
5.316% due 04/05/2011 (a)		615	110
6.000% due 01/25/2013 (a)	GBP	10,650	2,178
6.375% due 05/10/2011 (a)	EUR	1,000	183
7.875% due 05/08/2018 (a)	GBP	8,650	1,769
Lloyds TSB Capital
7.375% due 12/29/2049	EUR	26,000	12,954
Merrill Lynch & Co., Inc.
1.934% due 03/22/2011		7,800	8,774
2.239% due 02/08/2010		12,700	15,617
2.820% due 07/22/2014		5,000	4,554
Metropolitan Life Global Funding I
2.000% due 09/14/2011	CHF	20,000	13,759
Mizuho Financial Group Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	10,085
Morgan Stanley
2.000% due 11/17/2011	CHF	20,000	15,743
2.148% due 11/29/2013	EUR	6,600	6,393
2.165% due 03/01/2013		5,000	5,092
2.501% due 05/02/2014		10,000	9,479
2.753% due 07/20/2012		27,900	29,451
3.092% due 04/13/2016		7,000	6,043
MUFG Capital Finance 5 Ltd.
6.299% due 01/25/2049	GBP	7,063	4,814
New York Life Global Funding
3.750% due 10/19/2009	EUR	10,000	12,930
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	13,800	11,367
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	32,280
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	22,778
Principal Financial Global Funding LLC
1.751% due 03/20/2010	GBP	9,300	12,683
2.375% due 02/28/2012	CHF	20,745	13,282
2.375% due 01/24/2013		5,000	2,864
Province of Ontario Canada
5.850% due 03/08/2033	CAD	50,000	44,202
6.200% due 06/02/2031		5,000	4,611
7.600% due 06/02/2027		10,000	10,396

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2009

	Principal Amount (000s)		Value (000s)
Royal Bank of Scotland Group PLC
6.200% due 03/29/2049	GBP	15,000	$9,147
Silver Arrow S.A.
1.341% due 08/15/2014	EUR	23,205	30,571
SLM Corp.
1.010% due 06/15/2009	JPY	400,000	3,881
1.090% due 12/15/2010		3,500,000	25,413
1.230% due 06/15/2010	SEK	160,000	17,319
1.850% due 12/15/2010	EUR	45,084	37,197
2.193% due 11/15/2011		4,800	3,157
2.604% due 04/26/2011		13,028	9,866
3.125% due 09/17/2012		5,000	4,717
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	11,000	5,998
Societe Generale
7.756% due 05/22/2049	EUR	2,700	1,829
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	9,511
1.415% due 12/31/2049		1,100,000	10,943
SunTrust Bank
1.712% due 12/20/2011	EUR	10,000	12,100
1.852% due 06/22/2012	GBP	5,000	5,890
Wachovia Corp.
2.125% due 02/13/2014	EUR	40,600	43,534
2.201% due 08/01/2011		22,800	27,236

Total Foreign Currency-Denominated Issues (Cost $5,418,180)			4,155,600

SHORT-TERM INSTRUMENTS 2.0%

CERTIFICATES OF DEPOSIT 0.4%

Bank of Ireland
0.561% due 02/26/2010		$39,800	38,021
1.134% due 01/15/2010		1,700	1,634
Calyon Financial, Inc.
1.267% due 06/29/2010		43,140	42,520
Nordea Bank Finland PLC
0.521% due 04/09/2009		432,700	432,696
Unicredito Italiano NY
1.156% due 05/15/2009		1,600	1,600

			516,471

COMMERCIAL PAPER 0.0%

Fannie Mae
1.191% due 05/11/2009		3,700	3,699
1.200% due 05/27/2009		6,100	6,098
Federal Home Loan Bank
0.190% due 04/07/2009		800	800
0.270% due 04/03/2009		600	600
Freddie Mac
0.230% due 05/12/2009		2,000	2,000
0.300% due 04/06/2009		900	900
0.685% due 09/21/2009		25,000	24,966

			39,063

Repurchase Agreements 0.9%

Barclays Capital, Inc.
0.160% due 04/01/2009 (Dated 03/31/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $9,184. Repurchase proceeds are $9,000.)		9,000	9,000
0.200% due 04/02/2009 (Dated 04/01/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $5,605. Repurchase proceeds are $5,500.)		5,500	5,500
Fixed Income Clearing Corp.
0.080% due 04/01/2009 (Dated 03/31/2009. Collateralized by U.S. Treasury Notes 3.625% - 4.875% due 06/30/2012 - 05/15/2013 valued at $141,451. Repurchase proceeds are $138,672.)		138,672	138,672
0.100% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 5.500% - 5.750% due 09/18/2017 - 07/14/2028 valued at $88,237 and Freddie Mac 6.750% due 03/15/2031 valued at $13,765. Repurchase proceeds are $100,000.)		100,000	100,000
Goldman Sachs & Co.
0.170% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 12/01/2019 valued at $15,491. Repurchase proceeds are $15,400.)		15,400	15,400
JPMorgan Chase Bank N.A.
0.160% due 04/01/2009 (Dated 03/31/2009. Collateralized by U.S. Treasury Notes 1.750% - 2.500% due 03/31/2013 - 01/31/2014 valued at $805,072. Repurchase proceeds are $790,979.)		790,976	790,976
0.190% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 3.875% due 07/12/2013 valued at $6,032 and Freddie Mac 2.375% - 4.875% due 05/28/2010 - 11/17/2015 valued at $8,341. Repurchase proceeds are $14,063.)		14,062	14,062
0.200% due 04/02/2009 (Dated 04/01/2009. Collateralized by U.S. Treasury Bills 0.596% due 11/19/2009 valued at $42,060. Repurchase proceeds are $41,613.)		41,612	41,612
0.210% due 04/02/2009 (Dated 04/01/2009. Collateralized by Fannie Mae 0.000% due 12/31/2009 valued at $9,817 and Freddie Mac 0.750% due 02/08/2010 valued at $89,922. Repurchase proceeds are $97,601.)		97,600	97,600
0.230% due 04/01/2009 (Dated 03/31/2009. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $138,034. Repurchase proceeds are $136,701.)		136,700	136,700

			1,349,522

U.S. Cash Management Bills 0.0%
0.980% due 05/15/2009 (j)		14,660	14,659

U.S. Treasury Bills 0.7%
0.116% due 04/02/2009 - 06/11/2009 (e)(i)(j)		955,375	955,332

Total Short-Term Instruments (Cost $2,876,741)			2,875,047

Purchased Options (o) 0.9% (Cost $336,724)			1,257,519
Total Investments 137.1% (Cost $203,675,751)			$198,974,973
Written Options (p) (0.0%) (Premiums $77,500)			(19,657)
Other Assets and Liabilities (Net) (37.1%)			(53,813,687)

Net Assets 100.0%			$145,141,629

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Principal only security.
(e)	Coupon represents a weighted average rate.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	The Total Return Fund is investing in shares of affiliated Funds.
(i)	Securities with an aggregate market value of $7,380 have been pledged as collateral for foreign currency contracts on March 31, 2009.
(j)	Securities with an aggregate market value of $907,222 have been pledged as collateral for swap and swaption contracts on March 31, 2009.
(k)	Securities with an aggregate market value of $141,449 and cash of $346,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2009.
(l)	The average amount of borrowings while outstanding during the period ended March 31, 2009 was $13,476,147 at a weighted average interest rate of 1.759%. On March 31, 2009, securities valued at $12,670,380 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $269,231 and cash of $389,125 have been pledged as collateral for the following open futures contracts on March 31, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	5,000	$1,428
90-Day Euribor June Futures	Long	06/2009	4,202	57,289
90-Day Euribor June Futures	Long	06/2010	721	370
90-Day Euribor March Futures	Long	03/2010	5,000	1,951
90-Day Euribor March Futures	Long	03/2011	154	100
90-Day Euribor September Futures	Long	09/2010	1,444	788
90-Day Eurodollar December Futures	Long	12/2009	43,109	241,111
90-Day Eurodollar June Futures	Long	06/2009	102,401	553,344
90-Day Eurodollar June Futures	Long	06/2010	1,599	10,198
90-Day Eurodollar March Futures	Long	03/2010	33,400	200,274
90-Day Eurodollar September Futures	Long	09/2009	59,603	330,417
90-Day Eurodollar September Futures	Long	09/2010	1,386	9,008
U.S. Treasury 5-Year Note June Futures	Long	06/2009	4,200	6,699
U.S. Treasury 10-Year Note June Futures	Long	06/2009	10,274	32,478
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	12,779
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	32,825	300,928

				$1,761,391

(n)	Swap agreements outstanding on March 31, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530)%	12/20/2016	1.569%	$10,000	$674	$0	$674
ABX Financing Co.	MSC	(0.640)%	12/20/2016	1.569%	2,300	138	169	(31)
Ace INA Holdings, Inc.	BOA	(0.400)%	06/20/2014	1.250%	2,100	85	97	(12)
Ace INA Holdings, Inc.	DUB	(0.390)%	06/20/2014	1.250%	1,300	53	47	6
Aetna, Inc.	DUB	(0.983)%	09/20/2018	1.270%	12,000	265	0	265
Aetna, Inc.	JPM	(0.850)%	06/20/2016	1.270%	15,000	392	152	240
Alcan, Inc.	BCLY	(1.740)%	06/20/2015	1.879%	7,836	54	0	54
Alcoa, Inc.	BCLY	(1.160)%	09/20/2013	8.028%	17,800	3,945	355	3,590

Alcoa, Inc.	BOA	(0.560)%	03/20/2017	7.032%	3,000	911	457	454
Alcoa, Inc.	BOA	(1.290)%	09/20/2018	6.866%	20,000	5,742	0	5,742
Alcoa, Inc.	CITI	(1.300)%	09/20/2018	6.866%	10,000	2,866	0	2,866
Alcoa, Inc.	DUB	(1.450)%	09/20/2013	8.028%	25,000	5,303	0	5,303
Alcoa, Inc.	GSC	(1.320)%	09/20/2018	6.866%	2,200	629	424	205
Alcoa, Inc.	UBS	(1.190)%	09/20/2013	8.028%	2,200	486	272	214
Altria Group, Inc.	BCLY	(1.450)%	12/20/2013	1.054%	10,000	(179)	0	(179)
Altria Group, Inc.	BCLY	(1.170)%	12/20/2018	1.126%	5,000	(20)	0	(20)
Altria Group, Inc.	BOA	(1.550)%	12/20/2018	1.126%	6,000	(214)	0	(214)
Altria Group, Inc.	GSC	(1.470)%	12/20/2013	1.054%	20,000	(377)	0	(377)
Altria Group, Inc.	MSC	(1.470)%	12/20/2013	1.054%	10,000	(188)	0	(188)
Altria Group, Inc.	RBS	(1.490)%	03/20/2019	1.131%	8,000	(240)	0	(240)
American Electric Power Co., Inc.	CITI	(0.830)%	06/20/2015	0.745%	8,300	(43)	0	(43)
American General Finance Corp.	RBS	(1.820)%	12/20/2017	36.326%	6,000	3,664	2,516	1,148
American International Group, Inc.	DUB	(5.000)%	06/20/2017	17.492%	30,000	11,296	5,100	6,196
AmerisourceBergen Corp.	MSC	(0.600)%	09/20/2012	0.678%	10,000	24	0	24
Amgen, Inc.	GSC	(0.940)%	06/20/2017	0.830%	15,000	(124)	0	(124)
Anadarko Finance Co.	BOA	(0.900)%	06/20/2011	2.186%	10,600	287	0	287
Anadarko Petroleum Corp.	CITI	(0.330)%	03/20/2012	2.289%	1,800	98	61	37
AutoZone, Inc.	BOA	(0.620)%	12/20/2012	1.100%	3,000	50	78	(28)
AutoZone, Inc.	BOA	(1.070)%	03/20/2014	1.100%	20,000	20	0	20
AutoZone, Inc.	BOA	(1.890)%	03/20/2014	1.100%	10,000	(370)	0	(370)
AutoZone, Inc.	BOA	(0.870)%	06/20/2016	1.054%	1,000	12	28	(16)
AutoZone, Inc.	BOA	(1.100)%	09/20/2018	1.021%	15,000	(99)	0	(99)
AutoZone, Inc.	CITI	(0.680)%	12/20/2012	1.100%	1,850	27	37	(10)
AutoZone, Inc.	CITI	(1.030)%	03/20/2014	1.100%	10,000	29	0	29
AutoZone, Inc.	DUB	(1.320)%	09/20/2018	1.021%	5,000	(120)	0	(120)
AutoZone, Inc.	RBS	(0.810)%	12/20/2015	1.062%	10,000	148	0	148
AutoZone, Inc.	UBS	(1.320)%	09/20/2018	1.021%	7,000	(169)	0	(169)
Avon Products, Inc.	BOA	(0.770)%	03/20/2019	0.716%	28,000	(149)	0	(149)
Avon Products, Inc.	CSFB	(0.160)%	03/20/2011	0.530%	10,000	72	0	72
Bank of America Corp.	BCLY	(1.450)%	03/20/2010	5.367%	20,000	716	0	716
Bank of America Corp.	DUB	(1.650)%	12/20/2009	5.363%	33,000	840	0	840
Bank of America Corp.	JPM	(1.450)%	12/20/2009	5.363%	50,000	1,346	0	1,346
Baxter International, Inc.	BOA	(0.310)%	06/20/2018	0.439%	8,000	83	63	20
Baxter International, Inc.	GSC	(0.340)%	06/20/2018	0.439%	2,000	16	8	8
BHP Billiton Finance Ltd.	BOA	(0.135)%	03/20/2012	1.869%	10,000	490	0	490
Black & Decker Corp.	BCLY	(2.100)%	12/20/2016	1.902%	20,000	(267)	0	(267)
Block Financial LLC	BOA	(1.550)%	03/20/2013	1.237%	32,100	(391)	(113)	(278)
Block Financial LLC	CSFB	(1.110)%	03/20/2013	1.237%	6,000	25	0	25
Block Financial LLC	DUB	(1.050)%	03/20/2013	1.237%	5,000	33	0	33
Block Financial LLC	JPM	(1.270)%	03/20/2013	1.237%	10,000	(17)	0	(17)
Boston Scientific Corp.	UBS	(0.500)%	06/20/2011	1.600%	10,000	235	0	235
Brunswick Corp.	BOA	(4.100)%	09/20/2013	9.606%	18,000	2,931	0	2,931
Cardinal Health, Inc.	BCLY	(0.420)%	12/20/2016	0.888%	13,000	413	0	413
Cardinal Health, Inc.	DUB	(0.500)%	12/20/2016	0.888%	10,000	263	109	154
Cardinal Health, Inc.	GSC	(0.710)%	06/20/2017	0.890%	9,600	122	0	122
CBS Corp.	JPM	(0.590)%	09/20/2012	2.736%	15,000	1,017	0	1,017
CIGNA Corp.	BOA	(1.250)%	03/20/2018	2.259%	3,000	209	(63)	272
CIGNA Corp.	GSC	(0.970)%	03/20/2018	2.259%	12,000	1,071	0	1,071
CIGNA Corp.	MSC	(1.210)%	03/20/2018	2.259%	5,000	363	(89)	452
Cleveland Electric Illuminating Co.	RBS	(0.940)%	06/20/2017	0.012%	5,000	51	157	(106)
CNA Financial Corp.	BCLY	(0.295)%	09/20/2011	4.225%	15,000	1,319	0	1,319
CNA Financial Corp.	BCLY	(1.390)%	12/20/2014	3.454%	10,000	944	1,209	(265)
CNA Financial Corp.	BOA	(0.690)%	12/20/2014	3.454%	10,600	1,344	0	1,344
CNA Financial Corp.	BOA	(4.170)%	12/20/2014	3.454%	8,000	(276)	0	(276)
CNA Financial Corp.	BOA	(3.360)%	09/20/2016	3.285%	6,250	(34)	0	(34)
CNA Financial Corp.	CITI	(0.470)%	12/20/2014	3.454%	10,200	1,398	0	1,398
CNA Financial Corp.	JPM	(0.440)%	09/20/2011	4.225%	14,000	1,184	255	929
Comcast Corp.	BCLY	(0.390)%	03/20/2014	1.580%	15,000	805	864	(59)
Comcast Corp.	JPM	(0.535)%	03/20/2016	1.530%	15,000	896	0	896
Comcast Corp.	MSC	(0.360)%	03/20/2014	1.580%	11,500	633	0	633
Commercial Metals Co.	BOA	(1.430)%	09/20/2018	4.989%	3,000	631	0	631
Commercial Metals Co.	DUB	(1.005)%	09/20/2017	5.076%	15,660	3,528	1,369	2,159
Commercial Metals Co.	JPM	(1.430)%	09/20/2018	4.989%	10,000	2,101	0	2,101
Computer Sciences Corp.	BCLY	(1.230)%	03/20/2013	0.665%	5,000	(110)	0	(110)

Computer Sciences Corp.	BCLY	(1.550)%	03/20/2018	0.700%	10,000	(667)	0	(667)
Computer Sciences Corp.	MSC	(0.620)%	03/20/2013	0.665%	2,000	3	17	(14)
Computer Sciences Corp.	UBS	(1.130)%	03/20/2018	0.700%	8,745	(296)	0	(296)
Constellation Energy Group, Inc.	JPM	(0.960)%	06/20/2015	3.697%	6,000	799	730	69
Con-way, Inc.	BOA	(1.834)%	03/20/2018	5.108%	19,000	3,526	1,663	1,863
CRH America, Inc.	CITI	(2.590)%	09/20/2018	5.000%	10,000	1,451	0	1,451
CSX Corp.	BCLY	(1.350)%	03/20/2018	1.589%	5,052	87	0	87
CSX Corp.	DUB	(1.550)%	06/20/2017	1.584%	21,200	37	72	(35)
CSX Corp.	JPM	(0.165)%	03/20/2011	1.378%	10,600	248	0	248
CVS Caremark Corp.	BOA	(0.550)%	09/20/2016	0.837%	6,745	127	0	127
CVS Caremark Corp.	CSFB	(0.250)%	09/20/2011	0.904%	10,200	161	0	161
CVS Caremark Corp.	RBS	(0.240)%	09/20/2011	0.904%	6,200	99	0	99
Daimler Finance N.A. LLC	BCLY	(0.535)%	09/20/2011	3.000%	15,000	854	0	854
Daimler Finance N.A. LLC	BNP	(4.100)%	09/20/2011	3.000%	8,000	(216)	0	(216)
Daimler Finance N.A. LLC	BOA	(1.290)%	12/20/2013	2.659%	12,000	667	0	667
Daimler Finance N.A. LLC	GSC	(6.750)%	06/20/2010	2.902%	8,000	(387)	0	(387)
Daimler Finance N.A. LLC	GSC	(6.750)%	03/20/2011	2.997%	30,000	(2,190)	0	(2,190)
Daimler Finance N.A. LLC	JPM	(0.520)%	06/20/2010	2.902%	10,000	283	0	283
Daimler Finance N.A. LLC	JPM	(0.520)%	03/20/2011	2.997%	10,000	464	0	464
Daimler Finance N.A. LLC	JPM	(0.655)%	03/20/2011	2.997%	10,000	438	0	438
Daimler Finance N.A. LLC	RBS	(0.480)%	09/20/2011	3.000%	10,000	582	0	582
Darden Restaurants, Inc.	CITI	(1.450)%	12/20/2017	1.472%	2,000	2	96	(94)
Darden Restaurants, Inc.	CITI	(1.920)%	12/20/2017	1.472%	7,000	(230)	0	(230)
Darden Restaurants, Inc.	DUB	(2.250)%	12/20/2017	1.472%	5,000	(283)	0	(283)
Deutsche Telekom International Finance BV	CITI	(1.130)%	09/20/2018	1.160%	10,000	16	0	16
Deutsche Telekom International Finance BV	CSFB	(1.080)%	09/20/2018	1.160%	22,000	122	0	122
Dominion Resources, Inc.	CITI	(0.740)%	06/20/2018	0.670%	20,000	(117)	0	(117)
Dominion Resources, Inc.	JPM	(0.385)%	12/20/2016	0.677%	3,000	60	160	(100)
Dominion Resources, Inc.	JPM	(0.750)%	06/20/2018	0.670%	2,000	(13)	0	(13)
Dominion Resources, Inc.	MLP	(0.430)%	03/20/2016	0.681%	15,000	236	0	236
Embarq Corp.	BCLY	(1.650)%	06/20/2016	1.095%	6,669	(239)	0	(239)
Embarq Corp.	BOA	(2.200)%	06/20/2016	1.095%	4,000	(284)	0	(284)
EnCana Corp.	GSC	(1.430)%	12/20/2011	2.425%	10,500	263	0	263
Enterprise Products Operating LP	MLP	(0.200)%	03/20/2011	2.833%	14,300	708	202	506
Erac USA Finance Co.	JPM	(2.700)%	12/20/2012	6.920%	10,000	1,275	789	486
Exelon Corp.	CITI	(3.730)%	06/20/2015	3.009%	12,800	(488)	0	(488)
Exelon Corp.	MLP	(0.520)%	06/20/2015	3.009%	10,000	1,267	0	1,267
Exelon Generation Co. LLC	JPM	(1.180)%	12/20/2017	3.131%	8,000	999	1,293	(294)
Expedia, Inc.	RBS	(4.250)%	09/20/2016	4.211%	16,500	(60)	0	(60)
FirstEnergy Corp.	MLP	(0.130)%	12/20/2011	1.180%	12,300	339	90	249
Fortune Brands, Inc.	BOA	(0.830)%	03/20/2016	2.444%	20,800	1,902	1,485	417
Fortune Brands, Inc.	JPM	(1.500)%	03/20/2016	2.444%	10,000	531	217	314
Fosters Finance Corp.	BCLY	(2.140)%	12/20/2014	1.500%	6,000	(202)	0	(202)
Gannett Co., Inc.	JPM	(0.330)%	06/20/2011	14.539%	6,500	1,637	0	1,637
GATX Financial Corp.	JPM	(0.220)%	06/20/2011	4.740%	10,500	952	0	952
GATX Financial Corp.	RBS	(0.605)%	03/20/2012	4.951%	7,080	789	452	337
General Mills, Inc.	GSC	(0.410)%	09/20/2013	0.779%	6,000	93	0	93
General Mills, Inc.	GSC	(0.430)%	09/20/2013	0.779%	9,000	132	0	132
General Mills, Inc.	JPM	(0.180)%	03/20/2012	0.710%	10,400	159	0	159
Genworth Financial, Inc.	BCLY	(0.879)%	06/20/2018	26.643%	8,000	4,854	2,790	2,064
Genworth Financial, Inc.	DUB	(0.980)%	06/20/2018	26.643%	4,000	2,417	1,260	1,157
GMAC LLC	RBS	(1.250)%	06/20/2011	21.034%	15,000	4,792	0	4,792
Goldman Sachs Group, Inc.	CITI	(2.600)%	03/20/2019	2.402%	20,000	(308)	0	(308)
Goldman Sachs Group, Inc.	DUB	(2.500)%	03/20/2019	2.402%	30,000	(243)	0	(243)
H.J. Heinz Co.	BOA	(0.540)%	09/20/2013	0.725%	10,000	77	105	(28)
H.J. Heinz Co.	CITI	(0.580)%	09/20/2013	0.725%	5,000	30	0	30
H.J. Heinz Co.	JPM	(0.530)%	09/20/2013	0.725%	5,000	40	0	40
H.J. Heinz Co.	RBS	(0.470)%	09/20/2013	0.725%	10,000	107	0	107
H.J. Heinz Finance Co.	JPM	(0.370)%	03/20/2012	0.725%	8,200	83	0	83
H.J. Heinz Finance Co.	JPM	(0.390)%	03/20/2012	0.725%	15,400	147	0	147
Hanson Ltd.	BCLY	(1.000)%	09/20/2016	16.495%	20,000	9,347	3,056	6,291
Hasbro, Inc.	BOA	(0.940)%	09/20/2017	1.450%	8,995	322	411	(89)
HCP, Inc.	CSFB	(0.530)%	09/20/2011	8.100%	7,350	1,161	0	1,161
HCP, Inc.	DUB	(3.860)%	03/20/2018	7.146%	20,000	3,255	1,296	1,959
HCP, Inc.	JPM	(0.610)%	09/20/2011	8.100%	5,000	782	0	782
HCP, Inc.	MLP	(0.650)%	09/20/2016	7.390%	13,500	4,120	0	4,120

Health Care REIT, Inc.	BCLY	(3.310)%	06/20/2015	6.808%	5,000	736	0	736
Home Depot, Inc.	GSC	(1.920)%	03/20/2016	1.768%	3,000	(29)	164	(193)
HSBC Finance Corp.	BNP	(0.165)%	12/20/2013	10.417%	16,900	5,211	329	4,882
HSBC Finance Corp.	DUB	(1.450)%	06/20/2016	9.118%	10,000	3,002	3	2,999
HSBC Finance Corp.	JPM	(0.220)%	06/20/2016	9.118%	10,000	3,488	0	3,488
International Lease Finance Corp.	MLP	(0.130)%	03/20/2012	23.066%	20,000	7,658	0	7,658
International Paper Co.	BCLY	(5.030)%	06/20/2018	4.445%	20,000	(738)	0	(738)
International Paper Co.	BOA	(5.980)%	06/20/2014	5.047%	7,000	(279)	0	(279)
International Paper Co.	BOA	(0.755)%	06/20/2016	4.699%	14,250	2,870	1,799	1,071
International Paper Co.	BOA	(0.870)%	06/20/2016	4.699%	1,400	274	177	97
International Paper Co.	MSC	(0.190)%	03/20/2010	5.281%	9,700	464	0	464
iStar Financial, Inc.	BCLY	(0.400)%	03/20/2012	52.623%	10,000	5,886	0	5,886
iStar Financial, Inc.	MSC	(0.600)%	12/20/2013	49.902%	10,000	6,371	0	6,371
JCPenney Corp., Inc.	DUB	(0.270)%	03/20/2010	4.552%	28,300	1,143	454	689
Johnson Controls, Inc.	JPM	(0.500)%	03/20/2016	6.359%	20,000	5,556	0	5,556
JPMorgan Chase & Co.	BCLY	(1.250)%	06/20/2010	2.803%	20,000	361	0	361
JPMorgan Chase & Co.	BCLY	(1.300)%	06/20/2010	2.803%	25,000	436	0	436
JPMorgan Chase & Co.	BNP	(1.250)%	12/20/2009	2.998%	30,000	363	0	363
JPMorgan Chase & Co.	CSFB	(1.050)%	12/20/2009	2.998%	100,000	1,362	0	1,362
JPMorgan Chase & Co.	CSFB	(1.090)%	03/20/2010	2.999%	30,000	537	0	537
JPMorgan Chase & Co.	DUB	(1.300)%	12/20/2009	2.998%	20,000	235	0	235
JSC Gazprom	JPM	(2.170)%	08/20/2013	7.273%	35,000	5,994	0	5,994
Kellogg Co.	BNP	(0.420)%	06/20/2011	0.530%	10,500	62	0	62
Kerr-McGee Corp.	RBS	(0.160)%	09/20/2011	0.474%	10,500	80	0	80
KeySpan Corp.	JPM	(0.450)%	06/20/2013	0.463%	6,900	2	65	(63)
Kohl’s Corp.	BOA	(1.910)%	12/20/2017	1.454%	46,000	(1,538)	288	(1,826)
Kraft Foods, Inc.	BOA	(1.040)%	06/20/2018	0.932%	5,000	(44)	8	(52)
Kraft Foods, Inc.	CITI	(0.990)%	06/20/2018	0.932%	4,000	(20)	0	(20)
Kraft Foods, Inc.	GSC	(0.950)%	09/20/2018	0.927%	6,000	(13)	20	(33)
Kraft Foods, Inc.	JPM	(0.150)%	12/20/2011	0.954%	10,000	212	0	212
Kraft Foods, Inc.	JPM	(0.160)%	12/20/2011	0.954%	10,000	210	0	210
Kraft Foods, Inc.	JPM	(0.170)%	06/20/2012	0.975%	10,400	259	0	259
Kroger Co.	MSC	(0.530)%	03/20/2013	1.094%	5,000	105	0	105
Lennar Corp.	DUB	(0.785)%	12/20/2011	5.899%	9,000	1,072	0	1,072
Lexmark International, Inc.	BOA	(1.400)%	06/20/2018	3.150%	13,000	1,520	0	1,520
Lexmark International, Inc.	CITI	(3.320)%	06/20/2013	3.150%	5,590	(42)	0	(42)
Lexmark International, Inc.	JPM	(1.190)%	06/20/2013	3.150%	15,880	1,151	0	1,151
Liberty Mutual Group, Inc.	BOA	(1.390)%	03/20/2014	6.354%	7,600	1,386	836	550
Lockheed Martin Corp.	BOA	(0.370)%	06/20/2016	0.646%	4,600	82	52	30
Loews Corp.	BOA	(0.660)%	03/20/2016	0.840%	7,500	83	207	(124)
Loews Corp.	JPM	(0.280)%	03/20/2016	0.840%	20,000	702	0	702
Loews Corp.	JPM	(0.300)%	03/20/2016	0.840%	9,800	331	0	331
Ltd. Brands, Inc.	DUB	(4.800)%	09/20/2017	4.328%	43,000	(1,240)	0	(1,240)
Ltd. Brands, Inc.	JPM	(2.850)%	09/20/2017	4.328%	2,700	227	150	77
Ltd. Brands, Inc.	RBS	(4.500)%	09/20/2017	4.328%	18,700	(215)	0	(215)
Macy’s Retail Holdings, Inc.	BCLY	(6.780)%	09/20/2015	6.168%	11,810	(347)	0	(347)
Macy’s Retail Holdings, Inc.	BCLY	(7.150)%	09/20/2015	6.168%	10,000	(504)	0	(504)
Macy’s Retail Holdings, Inc.	BOA	(0.190)%	09/20/2009	7.313%	5,000	166	0	166
Macy’s Retail Holdings, Inc.	BOA	(6.870)%	03/20/2012	7.136%	7,000	29	0	29
Macy’s Retail Holdings, Inc.	BOA	(2.430)%	03/20/2013	6.848%	5,000	682	433	249
Macy’s Retail Holdings, Inc.	BOA	(7.060)%	09/20/2015	6.168%	8,000	(335)	0	(335)
Macy’s Retail Holdings, Inc.	BOA	(2.920)%	12/20/2016	5.919%	10,000	1,468	1,220	248
Macy’s Retail Holdings, Inc.	CSFB	(0.160)%	09/20/2009	7.313%	10,000	334	0	334
Macy’s Retail Holdings, Inc.	MSC	(2.470)%	09/20/2015	6.168%	10,000	1,618	1,103	515
Macy’s Retail Holdings, Inc.	UBS	(2.640)%	09/20/2017	5.790%	22,500	3,677	1,376	2,301
Marks & Spencer PLC	RBS	(0.950)%	12/20/2017	2.768%	2,200	258	400	(142)
Marriott International, Inc.	BOA	(1.650)%	06/20/2017	3.667%	10,000	1,185	2,739	(1,554)
Marriott International, Inc.	BOA	(1.730)%	06/20/2017	3.667%	1,400	159	137	22
Marriott International, Inc.	CITI	(0.260)%	06/20/2012	4.342%	15,000	1,737	0	1,737
Marriott International, Inc.	DUB	(1.880)%	12/20/2015	3.789%	5,000	485	577	(92)
Marsh & McLennan Cos., Inc.	BCLY	(0.760)%	09/20/2015	0.890%	18,000	85	0	85
Marsh & McLennan Cos., Inc.	BOA	(0.830)%	09/20/2015	0.890%	20,000	64	0	64
Marsh & McLennan Cos., Inc.	BOA	(0.990)%	09/20/2015	0.890%	30,000	(188)	(237)	49
Marsh & McLennan Cos., Inc.	BOA	(0.900)%	06/20/2019	0.950%	8,000	31	0	31
Marsh & McLennan Cos., Inc.	DUB	(0.590)%	09/20/2014	0.865%	10,000	138	85	53
Marsh & McLennan Cos., Inc.	DUB	(0.670)%	09/20/2014	0.865%	11,000	107	60	47

Masco Corp.	CITI	(4.240)%	03/20/2017	4.595%	9,020	161	0	161
Masco Corp.	MSC	(0.580)%	09/20/2012	5.250%	5,000	689	0	689
Masco Corp.	MSC	(0.680)%	09/20/2013	5.250%	10,800	1,780	0	1,780
Masco Corp.	UBS	(4.650)%	12/20/2016	4.632%	10,000	(26)	0	(26)
Mattel, Inc.	JPM	(0.400)%	06/20/2011	1.272%	10,300	193	0	193
Maytag Corp.	JPM	(0.460)%	06/20/2015	1.350%	10,000	492	0	492
McKesson Corp.	BOA	(0.380)%	03/20/2017	0.596%	1,600	25	15	10
McKesson Corp.	BOA	(1.020)%	03/20/2017	0.596%	10,000	(305)	(320)	15
McKesson Corp.	BOA	(0.640)%	03/20/2019	0.604%	8,000	(26)	0	(26)
MDC Holdings, Inc.	BNP	(1.250)%	12/20/2014	1.278%	9,000	9	0	9
MDC Holdings, Inc.	MLP	(1.350)%	12/20/2012	1.250%	10,500	(42)	0	(42)
Miller Brewing Co.	BCLY	(1.250)%	09/20/2013	1.950%	15,000	419	0	419
Nabors Industries, Inc.	CITI	(1.050)%	03/20/2018	2.938%	20,000	2,527	0	2,527
Nabors Industries, Inc.	CITI	(2.510)%	03/20/2018	2.938%	2,200	61	0	61
Nabors Industries, Inc.	DUB	(0.630)%	03/20/2018	2.938%	6,000	928	832	96
Nabors Industries, Inc.	DUB	(0.900)%	03/20/2018	2.938%	15,000	2,047	0	2,047
National Semiconductor Corp.	BOA	(1.470)%	06/20/2017	2.991%	12,000	1,138	267	871
Nationwide Health Properties, Inc.	DUB	(0.620)%	09/20/2011	6.749%	13,600	1,788	0	1,788
Newell Rubbermaid, Inc.	BOA	(2.710)%	06/20/2019	2.549%	12,000	(149)	0	(149)
Newell Rubbermaid, Inc.	CITI	(0.130)%	06/20/2010	2.750%	14,000	438	0	438
Newell Rubbermaid, Inc.	GSC	(1.350)%	06/20/2010	2.750%	10,000	119	0	119
Newell Rubbermaid, Inc.	UBS	(1.790)%	06/20/2018	2.570%	19,000	1,013	0	1,013
NiSource Finance Corp.	RBS	(0.540)%	03/20/2013	4.522%	12,400	1,655	0	1,655
Nordstrom, Inc.	BOA	(0.850)%	03/20/2018	3.518%	4,300	722	693	29
Nordstrom, Inc.	BOA	(0.990)%	03/20/2018	3.518%	200	31	30	1
Nordstrom, Inc.	BOA	(5.190)%	03/20/2018	3.518%	15,000	(1,608)	0	(1,608)
Nordstrom, Inc.	BOA	(5.200)%	03/20/2018	3.518%	10,000	(1,079)	0	(1,079)
Nordstrom, Inc.	DUB	(1.530)%	03/20/2018	3.518%	12,925	1,613	0	1,613
Nordstrom, Inc.	GSC	(0.820)%	03/20/2018	3.518%	4,300	730	609	121
Nordstrom, Inc.	UBS	(1.400)%	03/20/2018	3.518%	8,000	1,064	0	1,064
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110)%	03/20/2010	0.406%	5,000	14	0	14
Nucor Corp.	BCLY	(0.510)%	06/20/2018	1.261%	6,000	343	594	(251)
Nucor Corp.	GSC	(0.530)%	06/20/2018	1.261%	4,000	223	426	(203)
Olin Corp.	BNP	(1.240)%	06/20/2016	1.356%	15,000	102	487	(385)
Omnicom Group, Inc.	MSC	(0.380)%	06/20/2016	2.560%	9,600	1,218	0	1,218
ONEOK Partners LP	JPM	(0.660)%	12/20/2016	1.596%	10,200	620	0	620
ORIX Corp.	MLP	(0.280)%	12/20/2011	21.998%	20,000	7,423	0	7,423
Packaging Corp. of America	CSFB	(0.940)%	09/20/2013	2.097%	10,000	475	0	475
Pactiv Corp.	BOA	(1.230)%	03/20/2018	1.596%	6,745	175	182	(7)
PC Financial Partnership	DUB	(1.600)%	12/20/2014	4.057%	10,000	1,122	0	1,122
Pearson Dollar Finance PLC	JPM	(0.830)%	06/20/2014	0.838%	5,000	0	5	(5)
Pearson Dollar Finance Two PLC	BCLY	(0.610)%	06/20/2013	0.906%	25,000	288	0	288
Pearson Dollar Finance Two PLC	BCLY	(0.730)%	06/20/2018	0.714%	7,000	(11)	0	(11)
Pearson Dollar Finance Two PLC	BCLY	(0.770)%	06/20/2018	0.714%	10,000	(48)	0	(48)
Pearson Dollar Finance Two PLC	BCLY	(0.880)%	06/20/2018	0.714%	1,200	(16)	4	(20)
Pearson Dollar Finance Two PLC	DUB	(0.720)%	06/20/2018	0.714%	11,000	(11)	0	(11)
Pitney Bowes, Inc.	CITI	(0.980)%	03/20/2016	0.750%	15,000	(223)	0	(223)
Plains All American Pipeline LP	MSC	(0.550)%	12/20/2013	3.691%	10,000	1,253	0	1,253
PMI Group, Inc.	JPM	(0.460)%	09/20/2016	12.849%	9,500	4,194	0	4,194
PPL Energy Supply LLC	BOA	(0.435)%	12/20/2011	4.019%	11,000	975	0	975
PPL Energy Supply LLC	HSBC	(1.450)%	09/20/2013	4.090%	10,000	990	0	990
PPL Energy Supply LLC	MSC	(0.600)%	12/20/2015	4.100%	5,000	895	0	895
Progress Energy, Inc.	BOA	(0.660)%	03/20/2019	0.720%	4,800	23	0	23
Progress Energy, Inc.	GSC	(0.730)%	03/20/2019	0.720%	12,700	(15)	0	(15)
PSEG Power LLC	BCLY	(0.520)%	12/20/2015	2.950%	8,000	1,055	0	1,055
PSEG Power LLC	MSC	(0.940)%	06/20/2014	2.950%	10,000	893	1,104	(211)
Qwest Corp.	BOA	(2.500)%	06/20/2013	3.978%	5,000	265	363	(98)
Qwest Corp.	MSC	(4.320)%	06/20/2013	3.978%	2,000	(28)	0	(28)
RadioShack Corp.	BOA	(1.250)%	06/20/2011	2.100%	10,700	189	0	189
RadioShack Corp.	MLP	(2.250)%	06/20/2011	2.100%	35,200	(141)	0	(141)
Reed Elsevier Capital, Inc.	MLP	(0.290)%	06/20/2012	1.473%	5,000	180	0	180
Rexam PLC	BCLY	(1.450)%	06/20/2013	4.048%	12,500	1,158	981	177
Rexam PLC	RBS	(1.450)%	06/20/2013	4.048%	4,000	370	273	97
Reynolds American, Inc.	BCLY	(1.100)%	06/20/2012	3.500%	10,000	696	256	440
Reynolds American, Inc.	CSFB	(4.250)%	12/20/2013	3.500%	5,000	(159)	0	(159)
Reynolds American, Inc.	DUB	(1.020)%	06/20/2013	3.500%	10,000	906	572	334

Reynolds American, Inc.	RBS	(4.100)%	12/20/2013	3.500%	5,000	(128)	0	(128)
Rohm & Haas Co.	BNP	(1.600)%	09/20/2017	1.428%	4,665	(59)	0	(59)
Rohm & Haas Co.	BOA	(0.700)%	09/20/2017	1.428%	13,425	682	0	682
Rohm & Haas Co.	CITI	(0.540)%	09/20/2017	1.428%	7,000	435	0	435
RPM International, Inc.	BCLY	(1.460)%	03/20/2018	3.300%	2,800	335	0	335
RPM International, Inc.	BOA	(1.030)%	03/20/2018	3.300%	9,000	1,329	399	930
RR Donnelley & Sons Co.	BOA	(1.030)%	06/20/2014	6.913%	17,000	3,773	1,200	2,573
RR Donnelley & Sons Co.	BOA	(3.500)%	03/20/2019	6.501%	25,000	4,104	0	4,104
RR Donnelley & Sons Co.	CITI	(4.030)%	03/20/2012	7.217%	11,986	933	0	933
RR Donnelley & Sons Co.	DUB	(3.250)%	03/20/2017	6.618%	10,000	1,642	0	1,642
RR Donnelley & Sons Co.	UBS	(2.640)%	03/20/2012	7.217%	10,000	1,129	0	1,129
RR Donnelley & Sons Co.	UBS	(2.770)%	03/20/2012	7.217%	5,000	548	0	548
Ryder System, Inc.	BCLY	(3.540)%	03/20/2013	3.295%	10,000	(98)	0	(98)
Ryder System, Inc.	BOA	(1.490)%	09/20/2015	3.026%	10,000	793	0	793
Ryder System, Inc.	BOA	(1.730)%	09/20/2015	3.026%	11,000	734	0	734
Ryder System, Inc.	CITI	(3.060)%	03/20/2013	3.295%	8,690	62	0	62
Ryder System, Inc.	DUB	(1.320)%	12/20/2016	2.880%	10,000	922	883	39
Ryder System, Inc.	GSC	(1.700)%	09/20/2015	3.026%	7,000	478	0	478
Ryder System, Inc.	GSC	(1.050)%	12/20/2016	2.880%	7,700	834	806	28
Ryder System, Inc.	GSC	(1.960)%	12/20/2016	2.880%	7,300	394	0	394
Ryder System, Inc.	JPM	(0.270)%	06/20/2011	3.369%	5,300	342	0	342
SCA Finans AB	DUB	(0.810)%	09/20/2015	1.591%	5,250	226	664	(438)
Seagate Technology HDD Holdings	JPM	(2.250)%	12/20/2011	13.299%	11,100	2,442	735	1,707
Sealed Air Corp.	BCLY	(0.200)%	06/20/2009	2.790%	10,500	61	0	61
Sealed Air Corp.	BOA	(1.060)%	09/20/2013	2.800%	9,250	630	517	113
Sempra Energy	DUB	(1.250)%	03/20/2019	1.132%	15,000	(151)	0	(151)
Simon Property Group LP	GSC	(1.470)%	12/20/2016	5.924%	8,400	1,863	1,023	840
Simon Property Group LP	GSC	(3.010)%	12/20/2016	5.924%	11,600	1,675	0	1,675
Simon Property Group LP	JPM	(0.180)%	06/20/2010	6.619%	8,000	592	0	592
Simon Property Group LP	MSC	(1.120)%	06/20/2016	6.005%	10,000	2,337	1,361	976
Simon Property Group LP	MSC	(0.885)%	06/20/2018	5.736%	2,000	536	268	268
Simon Property Group LP	RBS	(0.220)%	09/20/2011	6.546%	5,100	695	0	695
Simon Property Group LP	RBS	(1.060)%	03/20/2017	5.889%	8,000	1,962	1,135	827
Spectra Energy Capital LLC	DUB	(1.200)%	06/20/2018	1.000%	1,200	(20)	52	(72)
Spectra Energy Capital LLC	MSC	(1.150)%	06/20/2018	1.000%	2,500	(30)	120	(150)
Spectra Energy Capital LLC	RBS	(2.000)%	03/20/2014	0.999%	24,000	(1,131)	0	(1,131)
Sprint Capital Corp.	BCLY	(3.630)%	03/20/2012	7.416%	11,000	1,012	0	1,012
Staples, Inc.	BOA	(3.750)%	03/20/2014	2.148%	18,000	(1,299)	0	(1,299)
Tate & Lyle International Finance PLC	BCLY	(1.250)%	12/20/2014	1.884%	12,000	374	0	374
Telecom Italia Capital S.A.	GSC	(1.550)%	06/20/2018	3.119%	15,000	1,549	1,566	(17)
Temple-Inland, Inc.	BNP	(6.670)%	03/20/2018	4.428%	7,430	(998)	0	(998)
Tesco PLC	CITI	(0.750)%	12/20/2017	1.267%	12,000	448	0	448
Time Warner, Inc.	CSFB	(1.450)%	03/20/2013	1.108%	12,000	(161)	0	(161)
Time Warner, Inc.	DUB	(2.150)%	06/20/2019	2.170%	15,000	16	0	16
Time Warner, Inc.	GSC	(2.250)%	06/20/2019	2.170%	10,000	(66)	0	(66)
Time Warner, Inc.	RBS	(0.700)%	12/20/2016	1.044%	12,000	275	0	275
Toll Brothers Finance Corp.	DUB	(1.390)%	09/20/2013	1.823%	9,800	164	0	164
Transocean, Inc.	GSC	(1.820)%	03/20/2018	1.600%	2,100	(35)	0	(35)
Tyco Electronics Group S.A.	DUB	(0.950)%	12/20/2017	3.565%	7,500	1,216	494	722
Tyco Electronics Group S.A.	GSC	(1.530)%	12/20/2012	3.902%	6,500	496	0	496
Tyson Foods, Inc.	RBS	(3.200)%	12/20/2011	2.514%	25,000	(468)	0	(468)
Tyson Foods, Inc.	RBS	(3.250)%	06/20/2016	2.580%	19,000	(762)	0	(762)
UBS Warburg LLC	GSC	(2.010)%	06/20/2018	2.240%	10,000	154	0	154
UBS Warburg LLC	MSC	(0.505)%	12/20/2017	2.240%	29,600	3,494	1,498	1,996
Union Pacific Corp.	BOA	(1.050)%	03/20/2019	0.889%	30,000	(417)	0	(417)
Union Pacific Corp.	CITI	(1.050)%	03/20/2019	0.889%	10,000	(139)	0	(139)
Universal Health Services, Inc.	BOA	(0.787)%	06/20/2016	1.500%	2,575	114	129	(15)
Universal Health Services, Inc.	BOA	(1.250)%	06/20/2016	1.500%	8,000	121	303	(182)
Universal Health Services, Inc.	BOA	(1.610)%	06/20/2016	1.500%	7,000	(52)	50	(102)
UST, Inc.	BCLY	(0.700)%	03/20/2018	0.487%	24,000	(411)	0	(411)
Valero Energy Corp.	CSFB	(2.650)%	03/20/2019	2.050%	15,000	(711)	0	(711)
Verizon Communications, Inc.	CITI	(1.500)%	06/20/2017	1.045%	1,300	(43)	0	(43)
Viacom, Inc.	DUB	(1.150)%	06/20/2016	2.525%	5,000	398	394	4
Viacom, Inc.	MSC	(0.640)%	06/20/2011	2.829%	5,200	239	0	239
Viacom, Inc.	UBS	(0.470)%	06/20/2011	2.829%	10,000	496	323	173
Vivendi	BCLY	(1.510)%	06/20/2018	1.416%	20,000	(158)	0	(158)

Vivendi	BOA	(1.200)%	06/20/2013	1.674%	10,000	179	102	77
Vivendi	BOA	(1.280)%	06/20/2013	1.674%	30,000	443	204	239
Vivendi	CSFB	(1.465)%	06/20/2018	1.416%	8,000	(36)	12	(48)
Vivendi	CSFB	(1.540)%	06/20/2018	1.416%	4,700	(48)	7	(55)
Vivendi	RBS	(1.500)%	06/20/2018	1.416%	20,000	(143)	29	(172)
VTB Capital S.A.	BCLY	(2.150)%	05/20/2013	10.418%	15,000	3,705	6,476	(2,771)
Wachovia Corp.	DUB	(1.450)%	12/20/2009	4.014%	25,000	445	0	445
Waste Management, Inc.	BOA	(1.460)%	03/20/2014	1.274%	7,650	(69)	(127)	58
Waste Management, Inc.	CITI	(1.300)%	03/20/2019	1.343%	12,000	25	0	25
Weatherford International Ltd.	BCLY	(0.790)%	06/20/2012	3.045%	16,500	1,093	587	506
WellPoint, Inc.	BCLY	(1.560)%	03/20/2012	2.691%	10,800	331	0	331
WellPoint, Inc.	RBS	(0.165)%	03/20/2011	2.660%	11,000	517	0	517
Wells Fargo & Co.	DUB	(1.350)%	06/20/2009	4.002%	25,000	139	0	139
Wells Fargo & Co.	DUB	(1.300)%	12/20/2009	1.300%	42,100	721	0	721
Wells Fargo & Co.	DUB	(1.400)%	12/20/2009	1.400%	20,000	328	0	328
Wesfarmers Ltd.	BCLY	(2.235)%	06/20/2013	2.358%	25,000	97	373	(276)
Wesfarmers Ltd.	GSC	(2.510)%	06/20/2013	2.358%	23,200	(156)	0	(156)
Whirlpool Corp.	BOA	(0.960)%	03/20/2013	5.095%	9,000	1,223	290	933
Whirlpool Corp.	BOA	(2.980)%	09/20/2016	4.252%	11,000	729	0	729
Whirlpool Corp.	JPM	(0.360)%	06/20/2011	5.203%	12,500	1,220	0	1,220
Whirlpool Corp.	MSC	(2.970)%	06/20/2016	4.287%	5,000	335	0	335
Williams Cos., Inc.	DUB	(0.830)%	03/20/2012	2.286%	10,000	403	624	(221)
Williams Cos., Inc.	DUB	(2.300)%	03/20/2019	2.256%	5,000	(28)	0	(28)
Williams Cos., Inc.	JPM	(2.450)%	03/20/2019	2.256%	5,000	(85)	0	(85)
Wyeth	MSC	(0.150)%	03/20/2013	0.573%	10,000	161	0	161
XL Capital Finance Europe PLC	BCLY	(0.310)%	03/20/2012	9.586%	10,600	2,249	0	2,249
XL Capital Ltd.	CSFB	(1.410)%	09/20/2014	8.144%	1,600	385	435	(50)
Xstrata Finance Canada Ltd.	JPM	(0.290)%	12/20/2011	9.056%	11,250	2,145	0	2,145

						$265,456	$72,496	$192,960

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	6.375%	$18,000	$(1,283)	$0	$(1,283)
American International Group, Inc.	BCLY	1.800%	03/20/2013	22.909%	3,700	(1,592)	0	(1,592)
American International Group, Inc.	BCLY	1.815%	03/20/2013	22.909%	9,150	(3,933)	0	(3,933)
American International Group, Inc.	BCLY	1.130%	06/20/2013	22.388%	9,100	(4,092)	0	(4,092)
American International Group, Inc.	BCLY	6.500%	12/20/2013	21.481%	20,000	(6,727)	0	(6,727)
American International Group, Inc.	BOA	0.195%	03/20/2010	34.847%	5,000	(1,350)	0	(1,350)
American International Group, Inc.	CITI	6.550%	12/20/2013	21.481%	25,000	(8,380)	0	(8,380)
American International Group, Inc.	CSFB	1.810%	03/20/2013	22.909%	10,000	(4,300)	0	(4,300)
American International Group, Inc.	CSFB	2.270%	03/20/2013	22.909%	5,000	(2,102)	0	(2,102)
American International Group, Inc.	DUB	1.900%	06/20/2009	34.847%	17,000	(1,208)	0	(1,208)
American International Group, Inc.	DUB	1.730%	03/20/2013	22.909%	2,700	(1,165)	0	(1,165)
American International Group, Inc.	DUB	1.790%	03/20/2013	22.909%	2,700	(1,162)	0	(1,162)
American International Group, Inc.	DUB	1.800%	03/20/2013	22.909%	5,000	(2,151)	0	(2,151)
American International Group, Inc.	DUB	1.820%	03/20/2013	22.909%	1,300	(559)	0	(559)
American International Group, Inc.	DUB	2.020%	03/20/2013	22.909%	6,000	(2,554)	0	(2,554)
American International Group, Inc.	DUB	1.120%	06/20/2013	22.388%	10,700	(4,814)	0	(4,814)
American International Group, Inc.	DUB	1.130%	06/20/2013	22.388%	200	(90)	0	(90)
American International Group, Inc.	GSC	1.800%	03/20/2013	22.909%	100	(43)	0	(43)
American International Group, Inc.	GSC	1.150%	06/20/2013	22.388%	10,000	(4,493)	0	(4,493)
American International Group, Inc.	GSC	1.650%	06/20/2013	22.388%	17,000	(7,454)	0	(7,454)
American International Group, Inc.	UBS	2.250%	03/20/2013	22.909%	5,500	(2,314)	0	(2,314)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	3.793%	20,000	(2,094)	0	(2,094)
Brazil Government International Bond	BCLY	0.980%	01/20/2012	2.701%	15,000	(659)	0	(659)
Brazil Government International Bond	BCLY	1.620%	03/20/2013	2.994%	20,900	(1,030)	0	(1,030)
Brazil Government International Bond	CSFB	2.090%	05/20/2016	3.377%	10,000	(671)	0	(671)
Brazil Government International Bond	DUB	0.980%	01/20/2012	2.701%	7,500	(329)	0	(329)
Brazil Government International Bond	MLP	1.710%	05/20/2013	3.040%	15,000	(656)	0	(656)
Brazil Government International Bond	MLP	1.950%	04/20/2016	3.373%	300	(22)	0	(22)
Brazil Government International Bond	MSC	1.140%	11/20/2011	2.654%	50,000	(1,699)	0	(1,699)
Brazil Government International Bond	MSC	1.660%	03/20/2013	2.994%	47,000	(2,248)	0	(2,248)
Brazil Government International Bond	MSC	1.520%	01/20/2017	3.411%	6,000	(685)	0	(685)

California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	3.100%	25,000	(2,844)	0	(2,844)
Chrysler Financial	DUB	5.050%	09/20/2012	31.500%	6,000	(2,724)	0	(2,724)
CIT Group, Inc.	BNP	7.600%	03/20/2010	20.628%	10,000	(1,072)	0	(1,072)
CIT Group, Inc.	CITI	5.000%	12/20/2013	11.765%	5,200	(1,017)	(1,326)	309
CIT Group, Inc.	DUB	7.550%	03/20/2010	20.628%	15,000	(1,615)	0	(1,615)
CIT Group, Inc.	DUB	5.000%	12/20/2013	11.765%	15,000	(2,933)	(3,750)	817
CIT Group, Inc.	GSC	5.000%	03/20/2014	11.616%	10,000	(1,979)	(800)	(1,179)
CIT Group, Inc.	JPM	5.000%	06/20/2009	20.627%	10,000	(329)	(1,200)	871
CIT Group, Inc.	JPM	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	JPM	7.350%	03/20/2010	20.628%	10,000	(1,094)	0	(1,094)
CIT Group, Inc.	MLP	5.000%	12/20/2013	11.765%	10,000	(1,955)	(2,200)	245
CIT Group, Inc.	MLP	5.000%	03/20/2014	11.616%	5,000	(989)	(425)	(564)
CIT Group, Inc.	RBS	7.300%	03/20/2010	20.628%	25,000	(2,746)	0	(2,746)
CIT Group, Inc.	RBS	7.350%	03/20/2010	20.628%	15,000	(1,641)	0	(1,641)
Countrywide Home Loans, Inc.	RBS	5.150%	06/20/2010	5.088%	3,000	8	0	8
El Paso Corp.	CITI	5.000%	06/20/2012	7.057%	3,900	(206)	(193)	(13)
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	2.170%	10,000	(908)	0	(908)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	13.959%	10,000	(2,427)	0	(2,427)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	13.959%	4,100	(824)	0	(824)
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	15.400%	10,000	(1,906)	0	(1,906)
Ford Motor Credit Co. LLC	CITI	5.000%	06/20/2009	20.143%	25,000	(801)	(1,142)	341
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	13.959%	10,000	(2,010)	0	(2,010)
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	15.400%	10,000	(1,850)	0	(1,850)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	15.400%	10,000	(1,849)	0	(1,849)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	15.400%	10,000	(1,838)	0	(1,838)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	15.400%	10,000	(1,822)	0	(1,822)
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	15.400%	10,000	(1,804)	0	(1,804)
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	14.992%	25,000	(4,924)	0	(4,924)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	13.959%	10,000	(2,503)	0	(2,503)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	13.959%	3,500	(717)	0	(717)
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	13.959%	10,000	(2,023)	0	(2,023)
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	13.959%	10,000	(1,998)	0	(1,998)
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	15.400%	10,000	(1,798)	0	(1,798)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	13.959%	5,800	(1,452)	0	(1,452)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	13.959%	10,000	(2,036)	0	(2,036)
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	13.959%	12,800	(2,557)	0	(2,557)
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	18.621%	10,000	(1,518)	0	(1,518)
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	15.400%	15,000	(2,819)	0	(2,819)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	15.400%	10,000	(1,750)	0	(1,750)
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	13.959%	10,000	(2,056)	0	(2,056)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	13.959%	8,000	(1,618)	0	(1,618)
Ford Motor Credit Co. LLC	MLP	5.000%	06/20/2009	20.143%	3,200	(103)	(144)	41
Ford Motor Credit Co. LLC	MLP	6.400%	06/20/2009	20.143%	3,400	(97)	0	(97)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	13.959%	5,100	(1,048)	0	(1,048)
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	15.910%	10,000	(1,758)	0	(1,758)
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	15.400%	20,000	(3,794)	0	(3,794)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	16.550%	10,000	(1,572)	0	(1,572)
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	15.910%	5,000	(879)	0	(879)
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	15.400%	25,000	(4,756)	0	(4,756)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	15.400%	25,000	(4,608)	0	(4,608)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	9.761%	6,500	(649)	0	(649)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	9.761%	17,500	(1,730)	0	(1,730)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	9.554%	52,100	(5,817)	0	(5,817)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	9.395%	7,200	(914)	0	(914)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	9.275%	32,500	(4,743)	0	(4,743)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	7.906%	33,800	(6,929)	0	(6,929)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	7.751%	50,000	(10,130)	0	(10,130)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	7.751%	25,000	(4,562)	0	(4,562)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	7.632%	40,000	(7,877)	0	(7,877)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	7.440%	25,000	(2,824)	0	(2,824)
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	7.440%	30,000	(2,621)	0	(2,621)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	10.020%	1,300	(79)	0	(79)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	9.395%	22,800	(2,892)	0	(2,892)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	9.036%	10,000	(1,534)	0	(1,534)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	7.440%	7,300	(663)	0	(663)
General Electric Capital Corp.	BOA	0.192%	03/20/2010	10.026%	50,000	(4,450)	0	(4,450)

General Electric Capital Corp.	BOA	0.800%	06/20/2010	9.761%	25,000	(2,486)	0	(2,486)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	10.026%	5,400	(437)	0	(437)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	10.026%	14,800	(1,191)	0	(1,191)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	10.026%	9,000	(720)	0	(720)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	9.761%	26,400	(2,534)	0	(2,534)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	9.395%	8,600	(1,067)	0	(1,067)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	7.440%	17,300	(1,984)	0	(1,984)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	7.440%	57,300	(5,935)	0	(5,935)
General Electric Capital Corp.	CITI	4.800%	12/20/2013	7.440%	50,000	(4,369)	0	(4,369)
General Electric Capital Corp.	CITI	4.875%	12/20/2013	7.440%	46,900	(4,176)	0	(4,176)
General Electric Capital Corp.	CITI	3.800%	03/20/2014	7.360%	30,000	(3,698)	0	(3,698)
General Electric Capital Corp.	CITI	3.820%	03/20/2014	7.360%	50,000	(6,128)	0	(6,128)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	7.360%	25,900	(3,147)	0	(3,147)
General Electric Capital Corp.	CITI	3.950%	03/20/2014	7.360%	15,000	(1,769)	0	(1,769)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	7.360%	50,000	(5,809)	0	(5,809)
General Electric Capital Corp.	DUB	0.750%	06/20/2009	9.990%	50,000	(1,029)	0	(1,029)
General Electric Capital Corp.	DUB	0.800%	06/20/2010	9.761%	20,200	(2,009)	0	(2,009)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	9.761%	26,400	(2,558)	0	(2,558)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	9.554%	21,900	(2,430)	0	(2,430)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	9.395%	10,400	(1,318)	0	(1,318)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	8.826%	900	(134)	0	(134)
General Electric Capital Corp.	DUB	4.300%	12/20/2013	7.440%	24,700	(2,579)	0	(2,579)
General Electric Capital Corp.	DUB	4.800%	12/20/2013	7.440%	20,000	(1,748)	0	(1,748)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	7.440%	34,100	(2,863)	0	(2,863)
General Electric Capital Corp.	DUB	4.000%	03/20/2014	7.360%	10,000	(1,162)	0	(1,162)
General Electric Capital Corp.	DUB	4.050%	03/20/2014	7.360%	25,000	(2,860)	0	(2,860)
General Electric Capital Corp.	GSC	0.750%	06/20/2009	9.990%	75,000	(1,544)	0	(1,544)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	9.395%	6,400	(816)	0	(816)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	9.275%	2,900	(41)	0	(41)
General Electric Capital Corp.	GSC	0.960%	06/20/2011	9.036%	14,000	(2,105)	0	(2,105)
General Electric Capital Corp.	GSC	1.280%	06/20/2013	7.632%	10,000	(1,969)	0	(1,969)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	6.745%	10,000	(2,848)	0	(2,848)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	10.020%	23,000	(1,405)	0	(1,405)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	9.761%	15,000	(1,492)	0	(1,492)
General Electric Capital Corp.	RBS	1.100%	06/20/2009	9.990%	19,760	(389)	0	(389)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	10.009%	200	(8)	0	(8)
General Electric Capital Corp.	UBS	1.000%	06/20/2009	9.990%	10,000	(199)	0	(199)
General Motors Corp.	BCLY	4.850%	12/20/2012	104.456%	18,200	(14,817)	0	(14,817)
General Motors Corp.	BCLY	5.070%	12/20/2012	104.456%	10,000	(8,123)	0	(8,123)
General Motors Corp.	BCLY	5.000%	06/20/2013	100.472%	5,000	(4,097)	(962)	(3,135)
General Motors Corp.	BNP	4.800%	12/20/2012	104.456%	7,200	(5,865)	0	(5,865)
General Motors Corp.	BOA	4.500%	12/20/2012	104.456%	30,300	(24,759)	0	(24,759)
General Motors Corp.	BOA	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	BOA	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	BOA	5.550%	12/20/2012	104.456%	15,000	(12,122)	0	(12,122)
General Motors Corp.	BOA	6.450%	12/20/2012	104.456%	10,000	(8,005)	0	(8,005)
General Motors Corp.	BOA	7.750%	03/20/2013	102.374%	10,000	(7,921)	0	(7,921)
General Motors Corp.	BOA	7.880%	03/20/2013	102.374%	10,000	(7,910)	0	(7,910)
General Motors Corp.	BOA	8.220%	03/20/2013	102.374%	25,000	(19,700)	0	(19,700)
General Motors Corp.	BOA	8.850%	03/20/2013	102.374%	25,000	(19,562)	0	(19,562)
General Motors Corp.	BOA	5.000%	06/20/2013	100.472%	20,200	(16,553)	(3,737)	(12,816)
General Motors Corp.	CITI	4.600%	12/20/2012	104.456%	6,400	(5,224)	0	(5,224)
General Motors Corp.	CITI	4.630%	12/20/2012	104.456%	7,700	(6,283)	0	(6,283)
General Motors Corp.	CITI	4.950%	12/20/2012	104.456%	15,000	(12,199)	0	(12,199)
General Motors Corp.	CITI	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
General Motors Corp.	CITI	5.450%	12/20/2012	104.456%	10,000	(8,090)	0	(8,090)
General Motors Corp.	CITI	5.900%	12/20/2012	104.456%	25,000	(20,129)	0	(20,129)
General Motors Corp.	CITI	8.300%	03/20/2013	102.374%	10,000	(7,873)	0	(7,873)
General Motors Corp.	CITI	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	CITI	5.000%	06/20/2013	100.472%	40,000	(32,777)	(7,450)	(25,327)
General Motors Corp.	CSFB	5.000%	03/20/2013	102.374%	5,000	(4,081)	(1,050)	(3,031)
General Motors Corp.	DUB	4.500%	12/20/2012	104.456%	6,400	(5,230)	0	(5,230)
General Motors Corp.	DUB	4.600%	12/20/2012	104.456%	14,600	(11,918)	0	(11,918)
General Motors Corp.	DUB	5.010%	12/20/2012	104.456%	10,000	(8,128)	0	(8,128)
General Motors Corp.	DUB	5.150%	12/20/2012	104.456%	15,000	(12,174)	0	(12,174)
General Motors Corp.	DUB	5.450%	12/20/2012	104.456%	25,000	(20,225)	0	(20,225)

General Motors Corp.	DUB	5.500%	12/20/2012	104.456%	10,000	(8,086)	0	(8,086)
General Motors Corp.	DUB	6.550%	12/20/2012	104.456%	15,000	(11,994)	0	(11,994)
General Motors Corp.	DUB	6.660%	12/20/2012	104.456%	10,000	(7,987)	0	(7,987)
General Motors Corp.	DUB	5.000%	03/20/2013	102.374%	30,000	(24,486)	(6,375)	(18,111)
General Motors Corp.	DUB	8.450%	03/20/2013	102.374%	25,000	(19,650)	0	(19,650)
General Motors Corp.	DUB	9.100%	03/20/2013	102.374%	10,000	(7,803)	0	(7,803)
General Motors Corp.	DUB	5.000%	06/20/2013	100.472%	36,700	(30,074)	(6,348)	(23,726)
General Motors Corp.	GSC	4.860%	12/20/2012	104.456%	15,000	(12,211)	0	(12,211)
General Motors Corp.	GSC	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	GSC	5.150%	12/20/2012	104.456%	4,400	(3,571)	0	(3,571)
General Motors Corp.	GSC	5.250%	12/20/2012	104.456%	20,000	(16,214)	0	(16,214)
General Motors Corp.	GSC	6.450%	12/20/2012	104.456%	5,000	(4,002)	0	(4,002)
General Motors Corp.	GSC	6.820%	12/20/2012	104.456%	25,000	(19,932)	0	(19,932)
General Motors Corp.	GSC	7.700%	03/20/2013	102.374%	30,000	(23,777)	0	(23,777)
General Motors Corp.	GSC	7.920%	03/20/2013	102.374%	10,000	(7,906)	0	(7,906)
General Motors Corp.	GSC	9.100%	03/20/2013	102.374%	4,900	(3,823)	0	(3,823)
General Motors Corp.	GSC	5.000%	06/20/2013	100.472%	35,000	(28,680)	(6,406)	(22,274)
General Motors Corp.	GSC	5.000%	12/20/2013	97.252%	5,000	(4,126)	(3,400)	(726)
General Motors Corp.	JPM	4.550%	12/20/2012	104.456%	7,000	(5,717)	0	(5,717)
General Motors Corp.	JPM	5.150%	12/20/2012	104.456%	10,000	(8,116)	0	(8,116)
General Motors Corp.	MLP	5.000%	12/20/2009	164.224%	10,000	(6,602)	(5,100)	(1,502)
General Motors Corp.	MLP	4.880%	12/20/2012	104.456%	14,100	(11,476)	0	(11,476)
General Motors Corp.	MLP	6.650%	12/20/2012	104.456%	9,400	(7,508)	0	(7,508)
General Motors Corp.	MLP	5.000%	09/20/2013	98.768%	3,300	(2,714)	(1,237)	(1,477)
General Motors Corp.	MSC	4.630%	12/20/2012	104.456%	7,600	(6,202)	0	(6,202)
General Motors Corp.	MSC	5.000%	06/20/2013	100.472%	5,000	(4,097)	(912)	(3,185)
General Motors Corp.	RBS	5.000%	12/20/2012	104.456%	10,000	(8,129)	0	(8,129)
General Motors Corp.	RBS	8.000%	03/20/2013	102.374%	10,000	(7,899)	0	(7,899)
General Motors Corp.	RBS	5.000%	06/20/2013	100.472%	5,000	(4,097)	(850)	(3,247)
General Motors Corp.	UBS	4.900%	12/20/2012	104.456%	34,900	(28,399)	0	(28,399)
General Motors Corp.	UBS	4.950%	12/20/2012	104.456%	10,000	(8,133)	0	(8,133)
General Motors Corp.	UBS	5.250%	12/20/2012	104.456%	10,000	(8,107)	0	(8,107)
GMAC LLC	DUB	4.000%	09/20/2012	18.913%	10,000	(3,325)	0	(3,325)
GMAC LLC	GSC	3.600%	09/20/2009	27.916%	50,000	(5,326)	0	(5,326)
GMAC LLC	GSC	3.950%	09/20/2009	27.916%	25,000	(2,621)	0	(2,621)
GMAC LLC	JPM	3.750%	09/20/2012	18.913%	12,000	(4,058)	0	(4,058)
GMAC LLC	MLP	5.000%	06/20/2009	27.915%	7,800	(382)	(488)	106
GMAC LLC	MSC	5.000%	06/20/2009	27.915%	2,500	(122)	(244)	122
GMAC LLC	UBS	3.600%	09/20/2009	27.916%	25,000	(2,663)	0	(2,663)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	15.297%	16,700	(1,948)	0	(1,948)
Indonesia Government International Bond	RBS	0.450%	06/20/2009	3.862%	32,000	(244)	0	(244)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	5.949%	44,300	(4,984)	0	(4,984)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	5.949%	50,000	(5,601)	0	(5,601)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	5.950%	24,270	(3,091)	0	(3,091)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	2.101%	10,000	(419)	0	(419)
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	2.101%	9,000	(400)	0	(400)
JSC Gazprom	HSBC	0.360%	05/20/2009	8.794%	18,000	(185)	0	(185)
JSC Gazprom	JPM	1.150%	07/20/2009	8.867%	25,000	(525)	0	(525)
JSC Gazprom	JPM	1.550%	09/20/2009	8.987%	50,000	(1,710)	0	(1,710)
JSC Gazprom	JPM	0.970%	10/20/2012	7.735%	45,400	(8,644)	0	(8,644)
JSC Gazprom	JPM	1.020%	10/20/2012	7.735%	45,400	(8,569)	0	(8,569)
JSC Gazprom	JPM	2.170%	02/20/2013	7.513%	58,600	(9,550)	0	(9,550)
JSC Gazprom	JPM	2.180%	02/20/2013	7.513%	49,900	(8,116)	0	(8,116)
JSC Gazprom	MSC	0.870%	11/20/2011	8.392%	50,000	(8,304)	0	(8,304)
JSC Gazprom	MSC	2.180%	02/20/2013	7.513%	29,600	(4,814)	0	(4,814)
Mexico Government International Bond	HSBC	0.180%	05/20/2009	1.574%	15,000	(19)	0	(19)
Mexico Government International Bond	JPM	0.920%	03/20/2016	3.939%	6,950	(1,160)	0	(1,160)
Morgan Stanley	BCLY	2.100%	06/20/2009	5.250%	25,000	(160)	0	(160)
Morgan Stanley	DUB	2.150%	06/20/2009	5.250%	21,200	(133)	0	(133)
Morgan Stanley	DUB	1.862%	06/20/2010	4.973%	20,000	(712)	0	(712)
Morgan Stanley	RBS	1.850%	06/20/2010	4.973%	6,100	(218)	0	(218)
Panama Government International Bond	CSFB	1.200%	02/20/2017	4.145%	14,400	(2,535)	0	(2,535)
Panama Government International Bond	DUB	1.170%	04/20/2017	4.153%	20,000	(3,535)	0	(3,535)
Panama Government International Bond	HSBC	0.760%	01/20/2012	3.501%	4,600	(324)	0	(324)
Panama Government International Bond	JPM	0.730%	01/20/2012	3.501%	12,600	(897)	0	(897)
Panama Government International Bond	JPM	1.250%	01/20/2017	4.141%	2,800	(477)	0	(477)

Panama Government International Bond	JPM	1.230%	02/20/2017	4.145%	10,000	(1,742)	0	(1,742)
Panama Government International Bond	MSC	0.750%	01/20/2012	3.501%	44,400	(3,135)	0	(3,135)
Pemex Project Funding Master Trust	HSBC	0.250%	05/20/2009	1.728%	19,000	(21)	0	(21)
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	10.746%	10,000	(2,305)	0	(2,305)
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	6.438%	5,000	(107)	0	(107)
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	6.438%	3,000	(89)	0	(89)
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	6.438%	2,000	(46)	0	(46)
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	6.438%	5,000	(148)	0	(148)
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	3.438%	3,000	12	0	12
Residential Capital LLC	MLP	1.130%	06/20/2009	62.403%	25,000	(3,267)	0	(3,267)
Russia Government International Bond	BCLY	0.275%	05/20/2009	4.947%	17,000	(92)	0	(92)
Russia Government International Bond	JPM	0.800%	03/20/2016	4.645%	22,400	(4,580)	0	(4,580)
Russia Government International Bond	MSC	0.780%	03/20/2016	4.645%	22,400	(4,604)	0	(4,604)
SLM Corp.	BCLY	5.100%	06/20/2009	42.887%	500	(39)	0	(39)
SLM Corp.	BNP	4.600%	03/20/2010	42.889%	5,000	(1,343)	0	(1,343)
SLM Corp.	BOA	4.450%	06/20/2009	42.887%	50,000	(4,002)	0	(4,002)
SLM Corp.	BOA	4.350%	06/20/2010	40.182%	50,000	(14,642)	0	(14,642)
SLM Corp.	CITI	5.000%	12/20/2013	25.406%	35,900	(13,261)	(4,909)	(8,352)
SLM Corp.	DUB	4.910%	06/20/2009	42.887%	20,200	(1,594)	0	(1,594)
SLM Corp.	DUB	4.530%	03/20/2010	42.889%	20,000	(5,382)	0	(5,382)
SLM Corp.	DUB	5.000%	12/20/2013	25.406%	15,000	(5,541)	(1,988)	(3,553)
SLM Corp.	GSC	10.500%	09/20/2009	42.889%	25,000	(3,208)	0	(3,208)
SLM Corp.	GSC	5.000%	03/20/2010	42.889%	4,500	(1,195)	(180)	(1,015)
SLM Corp.	GSC	4.660%	06/20/2010	40.182%	25,000	(7,255)	0	(7,255)
SLM Corp.	MSC	5.000%	06/20/2009	42.887%	7,000	(551)	0	(551)
SLM Corp.	RBS	5.050%	06/20/2009	42.887%	5,000	(393)	0	(393)
SLM Corp.	RBS	4.100%	03/20/2011	35.180%	10,000	(3,444)	0	(3,444)
UBS Warburg LLC	BNP	0.760%	03/20/2013	2.293%	30	(2)	0	(2)
Ukraine Government International Bond	HSBC	0.700%	04/20/2009	71.885%	47,600	(1,689)	0	(1,689)
Ukraine Government International Bond	HSBC	0.520%	05/20/2009	71.947%	31,000	(2,835)	0	(2,835)
Wachovia Corp.	BCLY	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)
Wachovia Corp.	DUB	1.240%	03/20/2013	3.028%	4,500	(280)	0	(280)
Wachovia Corp.	DUB	2.500%	12/20/2013	2.968%	5,000	(90)	0	(90)
Wells Fargo & Co.	GSC	1.300%	12/20/2009	1.300%	42,100	(704)	(704)	0
Wells Fargo & Co.	GSC	1.400%	12/20/2009	1.400%	20,000	(320)	(320)	0

						$(1,185,019)	$(63,840)	$(1,121,179)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-1 Index	DUB	0.320%	07/25/2045	$25,000	$(20,618)	$(7,375)	$(13,243)
ABX.HE AAA 06-1 Index	CITI	0.180%	07/25/2045	23,627	(8,477)	(2,157)	(6,320)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	23,627	(8,501)	(2,126)	(6,375)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	14,661	(6,669)	(5,571)	(1,098)
ABX.HE AAA 06-2 Index	MSC	0.110%	05/25/2046	12,936	(5,884)	(4,915)	(969)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	15,000	(10,536)	(9,675)	(861)
ABX.HE AAA 07-1 Index	JPM	0.090%	08/25/2037	25,000	(17,560)	(16,250)	(1,310)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	35,500	(14,349)	0	(14,349)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	32,300	(12,814)	0	(12,814)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	22,600	(8,946)	0	(8,946)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	51,800	(20,954)	0	(20,954)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	40,400	(16,329)	0	(16,329)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	48,800	(19,451)	0	(19,451)
CDX.HY-8 5-Year Index 25-35%	MLP	2.080%	06/20/2012	31,000	(12,348)	0	(12,348)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	25,200	(10,008)	0	(10,008)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	7,600	(3,027)	0	(3,027)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	65,700	(26,071)	0	(26,071)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	23,800	(9,427)	0	(9,427)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	101,430	(12,517)	0	(12,517)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	127,665	(15,614)	0	(15,614)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	97,529	(11,891)	0	(11,891)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	(743)	0	(743)
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	(239)	0	(239)

CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	(620)	0	(620)
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	(565)	0	(565)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	(1,627)	0	(1,627)
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	(1,290)	0	(1,290)
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	(3)	0	(3)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	17	0	17
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	3	0	3
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	6	0	6
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	15	0	15
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	448	0	448
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	748	0	748
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	0	0	0
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	8	0	8
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	221	0	221
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	510	0	510
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	(3,924)	0	(3,924)
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	(815)	0	(815)
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	(2,326)	0	(2,326)
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	(1,669)	0	(1,669)
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	(842)	0	(842)
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,900	(1,499)	0	(1,499)
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	(2,223)	0	(2,223)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	130,000	(8,623)	(10,191)	1,568
MCDX.NA-11 5-Year Index	GSC	0.900%	12/20/2013	75,000	(3,701)	(5,164)	1,463

					$(300,724)	$(63,424)	$(237,300)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,031	$(1)	$3,032
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,703	(69)	2,772
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,119	0	3,119
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		105,800	2,456	78	2,378
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		266,400	5,432	46	5,386
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		74,030	1,500	0	1,500
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		75,400	1,483	0	1,483
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		74,100	1,549	0	1,549
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		34,200	713	0	713
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		21,200	376	9	367
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	(492)	0	(492)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	(46)	0	(46)
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	(52)	0	(52)
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	4	0	4
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	2,531	(505)	3,036
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	2,563	(409)	2,972
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	5,413	442	4,971

Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	96	16	80
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	2,938	177	2,761
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	5,663	0	5,663
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(1,401)	(2,885)	1,484
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(96)	0	(96)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(74)	0	(74)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(146)	0	(146)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,651	121	1,530
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	277	55	222
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	1,585	175	1,410
Pay	3-Month AUD Bank Bill	7.000%	09/15/2009	CITI	AUD	1,303,500	17,964	1,303	16,661
Pay	3-Month AUD Bank Bill	7.500%	03/15/2010	UBS		210,700	6,638	(586)	7,224
Pay	3-Month AUD Bank Bill	7.000%	06/15/2010	UBS		227,000	6,237	774	5,463
Pay	3-Month AUD Bank Bill	4.500%	12/15/2011	UBS		907,900	(66)	1,771	(1,837)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$1,314,000	36,404	(3,528)	39,932
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		1,930,100	53,473	(4,526)	57,999
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		122,600	3,112	143	2,969
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CITI		189,100	4,800	217	4,583
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		5,769,500	200,567	0	200,567
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	226,565	30,010	196,555
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	19,843	(897)	20,740
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	9,106	4,565	4,541
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		7,419,300	243,816	(72,969)	316,785
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		6,250,800	205,417	(7,886)	213,303
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		166,400	8,297	6,395	1,902
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,066,300	103,030	66,439	36,591
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		2,004,600	99,953	69,869	30,084
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	66,645	41,189	25,456
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,487,600	74,174	51,677	22,497
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		700	65	66	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		300,700	(81,971)	3,355	(85,326)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		42,900	(11,695)	(429)	(11,266)
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	CITI		123,700	4,614	(10,558)	15,172
Receive	3-Month USD-LIBOR	3.000%	06/17/2029	DUB		70,400	2,626	(2,477)	5,103
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		167,400	(57,833)	(17,559)	(40,274)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		389,400	(134,530)	6,833	(141,363)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		9,710	(3,355)	312	(3,667)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		544,720	(187,866)	(8,530)	(179,336)
Pay	6-Month AUD Bank Bill	7.500%	03/15/2011	JPM	AUD	242,000	13,582	1,144	12,438
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		1,094,600	7,825	5,211	2,614
Pay	6-Month AUD Bank Bill	7.000%	03/20/2013	DUB		201,100	14,600	1,429	13,171
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	29,535	(3,876)	33,411
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	971,000	11,746	(22,582)	34,328
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		100,500	1,216	(2,378)	3,594
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		863,700	10,448	(19,715)	30,163
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		387,000	4,681	(9,807)	14,488
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	RBS		396,000	4,790	(7,500)	12,290
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		2,493,700	50,741	(8,799)	59,540
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	MSC		2,500,000	50,869	(5,619)	56,488
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		626,300	12,744	(1,809)	14,553
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC		1,675,000	36,109	(20,323)	56,432
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	14,384	3,038	11,346
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	5,968	(309)	6,277
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	2,841	(130)	2,971
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	4,591	(192)	4,783
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	9,680	(1,961)	11,641
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	17,770	4,594	13,176
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	177	17	160
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		19,200	2,548	(36)	2,584
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,948	209	2,739
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	20,610	1,649	18,961
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	14,219	54	14,165
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	11,921	(91)	12,012
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	14,946	(57)	15,003
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	10,431	0	10,431
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	677	0	677
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	993	28	965
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		$664,900	(110,155)	(41,943)	(68,212)

							$1,232,241	$22,469	$1,209,772

(o)	Purchased options outstanding on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,654,700	$49,803	$175,323
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	133,706
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	37,620
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	237,961
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	111,593
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,096	65,069
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	10,636,900	113,469	400,646
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	95,601

							$336,724	$1,257,519

(p)	Written options outstanding on March 31, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$126.000	05/22/2009	2,399	$1,796	$1,648
Call - CBOT U.S. Treasury 10-Year Note June Futures	128.000	05/22/2009	11,278	4,347	2,719
Put - CBOT U.S. Treasury 10-Year Note June Futures	119.000	05/22/2009	5,157	4,836	1,103
Put - CBOT U.S. Treasury 10-Year Note June Futures	122.000	05/22/2009	8,520	4,934	5,882
Put - CME 90-Day Eurodollar June Futures	98.500	06/15/2009	10,889	3,426	1,089

				$19,339	$12,441

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 7-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009	EUR	108,000	$1,201	$44
Put - OTC 7-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		17,000	179	1
Put - OTC 7-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	4.300%	06/15/2009		16,000	171	1
Put - OTC 7-Year Interest Rate Swap	MSC	6-Month EUR-LIBOR	Pay	4.000%	06/15/2009		109,000	1,245	45
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		$931,000	7,249	1,498
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		352,500	1,463	394
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		806,500	3,971	306
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009		1,538,000	7,009	395
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		221,500	1,240	14
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		222,000	903	13
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		145,000	1,522	233
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		297,000	1,203	332
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		36,500	343	59
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		73,500	298	82
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		322,000	1,741	20
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		322,000	1,811	19
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		564,800	3,844	909
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		613,500	2,909	686
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009		200,500	862	224
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		248,500	2,355	400
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.800%	04/27/2009		76,000	68	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	04/27/2009		76,000	388	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	05/22/2009		339,000	2,407	545
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009		2,523,000	10,055	958

								$54,437	$7,188

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.500% due 05/01/2039	$102.000	04/27/2009	$613,000	$3,724	$28

Transactions in written call and put options for the period ended March 31, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2008	131,768	$22,801,100	EUR	0	$575,863
Sales	270,807	22,455,200		283,000	554,147
Closing Buys	(60,564)	(34,734,500)		(33,000)	(782,072)
Expirations	(303,768)	0		0	(270,438)
Exercised	0	0		0	0

Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500

(q)	Restricted securities as of March 31, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,104	$1,135	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.592%	05/25/2037	05/16/2007	20,523	16,005	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	224	200	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	1,329	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	86	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,672	1,727	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$24,753	$20,489	0.01%

(r)	Short sales outstanding on March 31, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Ginnie Mae	5.000%	04/01/2039	$800	$829	$829

(s)	Foreign currency contracts outstanding on March 31, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	BCLY	101,428	04/2009	$0	$(519)	$(519)
Sell		BCLY	101,428	04/2009	0	(235)	(235)
Buy		HSBC	41,238	04/2009	0	(207)	(207)
Sell		HSBC	41,238	04/2009	0	(86)	(86)
Buy		JPM	360,000	04/2009	0	(1,996)	(1,996)
Sell		JPM	360,000	04/2009	0	(786)	(786)
Buy	AUD	JPM	78,861	04/2009	4,676	0	4,676
Buy		UBS	8,301	05/2009	0	(58)	(58)
Buy	BRL	HSBC	288,252	04/2009	0	(3,679)	(3,679)
Sell		HSBC	247,050	04/2009	3,644	0	3,644
Buy		JPM	41,149	04/2009	0	(534)	(534)
Sell		JPM	82,350	04/2009	1,182	0	1,182
Buy		BCLY	223,948	06/2009	3,035	0	3,035
Sell		BCLY	302,730	06/2009	1,596	(752)	844
Sell		CSFB	400,000	06/2009	2,398	(2,735)	(337)
Sell		DUB	297,038	06/2009	1,867	(643)	1,224
Buy		HSBC	760,752	06/2009	4,696	(3,554)	1,142
Sell		HSBC	1,130,834	06/2009	22,611	(4,498)	18,113
Buy		JPM	82,350	06/2009	0	(1,153)	(1,153)
Sell		JPM	1,016,472	06/2009	13,162	(9,453)	3,709
Buy		MLP	44,215	06/2009	332	0	332
Sell		MLP	2,099,660	06/2009	0	(27,050)	(27,050)
Sell		RBC	270,077	06/2009	27,259	0	27,259
Buy		RBS	274,160	06/2009	2,020	0	2,020
Sell		RBS	1,207,465	06/2009	16,641	(8,556)	8,085
Sell		UBS	112,101	06/2009	10,469	(10)	10,459
Sell	CAD	GSC	16,371	04/2009	0	(148)	(148)
Buy		JPM	82,120	04/2009	0	(1,734)	(1,734)
Sell		RBS	11,145	04/2009	0	(61)	(61)
Buy	CNY	BCLY	1,250,095	07/2009	0	(10,428)	(10,428)
Sell		BCLY	827,200	07/2009	0	(4,620)	(4,620)
Sell		CITI	1,556,789	07/2009	0	(5,957)	(5,957)
Buy		DUB	2,359,485	07/2009	0	(18,423)	(18,423)
Sell		DUB	2,432,233	07/2009	0	(9,290)	(9,290)
Buy		HSBC	1,925,083	07/2009	0	(14,697)	(14,697)
Sell		HSBC	1,121,711	07/2009	0	(4,235)	(4,235)
Buy		JPM	1,029,913	07/2009	0	(8,958)	(8,958)
Sell		JPM	626,644	07/2009	0	(3,973)	(3,973)
Buy		BCLY	342,314	09/2009	711	0	711
Sell		BCLY	694,902	09/2009	0	(2,612)	(2,612)

Buy		CITI	220,932	09/2009	564	0	564
Sell		CITI	644,448	09/2009	0	(2,264)	(2,264)
Buy		DUB	1,000,996	09/2009	2,311	0	2,311
Buy		HSBC	445,491	09/2009	1,070	0	1,070
Sell		HSBC	224,299	09/2009	0	(891)	(891)
Buy		JPM	182,170	09/2009	321	0	321
Sell		JPM	628,255	09/2009	0	(2,456)	(2,456)
Buy		BCLY	233,076	03/2010	0	(289)	(289)
Buy		HSBC	233,622	03/2010	0	(209)	(209)
Buy		JPM	372,463	03/2010	0	(365)	(365)
Buy	EUR	BCLY	50,636	04/2009	0	(1,335)	(1,335)
Sell		HSBC	765,962	04/2009	0	(50,354)	(50,354)
Buy		UBS	762	04/2009	0	(18)	(18)
Buy	GBP	BCLY	340	04/2009	0	(6)	(6)
Sell		DUB	273,207	04/2009	4,040	0	4,040
Sell		MSC	457,250	04/2009	5,355	0	5,355
Buy		UBS	63,048	04/2009	0	(2,555)	(2,555)
Buy	INR	BCLY	3,356,737	04/2009	56	(1,187)	(1,131)
Sell		BCLY	1,253,811	04/2009	0	(907)	(907)
Buy		BOA	2,237,605	04/2009	57	0	57
Sell		BOA	1,433,234	04/2009	686	0	686
Buy		CITI	1,889,000	04/2009	0	(562)	(562)
Buy		DUB	1,897,056	04/2009	0	(263)	(263)
Sell		DUB	1,084,986	04/2009	0	(671)	(671)
Buy		HSBC	2,817,441	04/2009	0	(819)	(819)
Sell		JPM	8,425,807	04/2009	2,157	(2,487)	(330)
Sell	JPY	BNP	9,536,920	05/2009	1,655	0	1,655
Buy		RBS	13,743,276	05/2009	0	(600)	(600)
Buy		UBS	2,900,000	05/2009	0	(478)	(478)
Sell		MSC	9,536,920	06/2009	1,523	0	1,523
Buy	KWD	BCLY	4,708	04/2009	0	(1,872)	(1,872)
Sell		BCLY	4,708	04/2009	612	0	612
Buy		HSBC	6,214	04/2009	0	(2,490)	(2,490)
Sell		HSBC	6,214	04/2009	636	0	636
Buy	MXN	CITI	418	05/2009	0	0	0
Sell		JPM	418	05/2009	0	(2)	(2)
Sell		CITI	418	11/2009	0	0	0
Buy	MYR	BCLY	76,294	04/2009	0	(890)	(890)
Sell		BCLY	128,271	04/2009	0	(126)	(126)
Buy		BOA	65,095	04/2009	0	(730)	(730)
Buy		CITI	130,338	04/2009	0	(1,330)	(1,330)
Sell		CITI	62,939	04/2009	0	(85)	(85)
Buy		HSBC	149,342	04/2009	0	(939)	(939)
Sell		JPM	229,860	04/2009	0	(499)	(499)
Buy	NZD	JPM	65,836	04/2009	59	0	59
Buy		BCLY	32,457	05/2009	339	0	339
Sell		BCLY	23,641	05/2009	0	(20)	(20)
Buy	PHP	BCLY	113,190	05/2009	32	0	32
Buy		CITI	2,774,571	05/2009	155	(301)	(146)
Sell		CITI	3,726,326	05/2009	0	(3,049)	(3,049)
Buy		JPM	838,565	05/2009	8	0	8
Sell	PLN	DUB	1,704	05/2009	277	0	277
Buy		HSBC	1,704	05/2009	0	(266)	(266)
Buy	RUB	DUB	2,416,000	05/2009	0	(29,589)	(29,589)
Sell		DUB	864,570	05/2009	10,955	0	10,955
Buy		JPM	1,687,591	05/2009	0	(20,688)	(20,688)
Sell		JPM	1,354,849	05/2009	17,156	0	17,156
Sell		MLP	1,195,875	05/2009	15,148	0	15,148
Sell		UBS	688,297	05/2009	8,661	0	8,661
Buy	SAR	BCLY	61,710	04/2009	0	(254)	(254)
Sell		BCLY	61,710	04/2009	0	(109)	(109)
Buy		HSBC	411,542	04/2009	0	(1,686)	(1,686)
Sell		HSBC	411,542	04/2009	0	(812)	(812)
Buy		JPM	411,310	04/2009	0	(1,711)	(1,711)
Sell		JPM	411,310	04/2009	0	(754)	(754)
Sell	SGD	BCLY	92,533	04/2009	191	(13)	178

Buy	CITI	214,951	04/2009	0	(5,957)	(5,957)
Sell	CITI	91,990	04/2009	171	0	171
Buy	DUB	152,053	04/2009	0	(3,318)	(3,318)
Sell	DUB	128	04/2009	5	0	5
Buy	HSBC	84,690	04/2009	0	(2,235)	(2,235)
Sell	HSBC	326,608	04/2009	1,029	(75)	954
Sell	JPM	92,766	04/2009	177	(8)	169
Buy	RBS	73,290	04/2009	0	(1,692)	(1,692)
Buy	UBS	79,040	04/2009	0	(1,478)	(1,478)
Buy	HSBC	65,450	07/2009	0	(2,258)	(2,258)
Sell	HSBC	65,450	07/2009	47	(18)	29

				$191,752	$(305,610)	$(113,858)

(t)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2009
Investments, at value	$1,031,743	$197,800,926	$142,304	$198,974,973
Short Sales, at value	0	(829)	0	(829)
Other Financial Instruments++	1,761,391	(101,249)	11,987	1,672,129

Total	$2,793,134	$197,698,848	$154,291	$200,646,273

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the year ending March 31, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$506,523	$(208,104)	$1,609	$7	$(32,213)	$(125,518)	$142,304
Other Financial Instruments++	(21,462)	0	0	0	4,481	28,968	11,987

Total	$485,061	$(208,104)	$1,609	$7	$(27,732)	$(96,550)	$154,291

+	See note 2 in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: June 8, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 8, 2009